UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Exponential Technologies ETF | XT | NASDAQ

▶	iShares Robotics and Artificial Intelligence ETF | IRBO | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.61)%	(3.20)%	10.91%	(3.20)%	49.35%
Fund Market	(3.50)	(3.09)	10.95	(3.09)	49.59
Index	(3.46)	(2.96)	11.16	(2.96)	50.51

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$963.90	$2.33		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	32.4%
Information Technology	32.4
Communication Services	11.6
Industrials	10.2
Financials	6.5
Consumer Discretionary	3.6
Real Estate	1.9
Materials	1.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United States	58.7%
Japan	5.6
Germany	4.9
China	3.9
France	3.9
Sweden	3.0
United Kingdom	3.0
Switzerland	2.9
Denmark	2.5
Netherlands	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Robotics and Artificial Intelligence ETF

Investment Objective

The iShares Robotics and Artificial Intelligence ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(3.34)%	(4.03)%
Fund Market	(3.28)	(3.44)
Index	(3.36)	(4.10)

The inception date of the Fund was 6/26/18. The first day of secondary market trading was 6/28/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$966.60	$2.33		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Percent of
Sector	Total Investments(a)

Information Technology	59.3%
Communication Services	21.5
Industrials	11.6
Consumer Discretionary	4.5
Health Care	3.1

TEN LARGEST COUNTRIES

Percent of
Country	Total Investments(a)

United States	54.8%
China	12.8
Japan	10.3
France	4.7
Taiwan	4.1
Germany	3.7
South Korea	2.4
Israel	1.4
Netherlands	1.3
United Kingdom	1.2

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) January 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
CSL Ltd.	84,362	$11,977,723
Sonic Healthcare Ltd.	728,156	12,222,122

		24,199,845
Austria — 0.5%
ams AG(a)	463,372	12,461,209

Belgium — 1.0%
Proximus SADP	417,544	11,215,981
UCB SA	127,300	11,048,760

		22,264,741
Brazil — 0.5%
TIM Participacoes SA	3,652,555	12,433,206

Canada — 0.5%
CGI Group Inc.(b)	175,320	11,596,778

China — 3.9%
Alibaba Group Holding Ltd., ADR(b)	72,561	12,225,803
Baidu Inc., ADR(b)	61,175	10,560,640
Ctrip.com International Ltd., ADR(b)	383,173	12,759,661
NetEase Inc., ADR	45,292	11,410,414
Ping An Insurance Group Co. of China Ltd., Class H	1,172,000	11,336,587
Tencent Holdings Ltd.	292,200	12,884,550
Weibo Corp., ADR(b)	171,855	10,424,724
Xiaomi Corp., Class B(a)(b)(c)	6,428,400	8,061,409

		89,663,788
Denmark — 2.5%
DSV A/S	147,561	11,778,755
Genmab A/S(b)	70,015	10,191,982
H Lundbeck A/S	266,057	11,681,828
Novo Nordisk A/S, Class B	243,143	11,367,026
Vestas Wind Systems A/S	145,122	11,998,899

		57,018,490
Finland — 0.5%
Nokia OYJ	1,875,129	11,851,101

France — 3.9%
Atos SE	136,211	12,459,857
BioMerieux, NVS	157,788	11,171,018
Bouygues SA, NVS	291,517	10,342,773
Capgemini SE	99,294	10,992,435
Orange SA, NVS	669,138	10,419,074
Sanofi, NVS	123,481	10,742,801
SCOR SE	244,363	10,296,076
STMicroelectronics NV	807,082	12,840,181

		89,264,215
Germany — 4.9%
Bayer AG, Registered	152,760	11,603,827
Deutsche Boerse AG	90,582	12,082,825
Deutsche Telekom AG, Registered	645,762	10,514,497
Hannover Rueck SE	83,277	12,030,520
Infineon Technologies AG	547,390	12,194,608
Merck KGaA	103,113	10,835,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	52,596	11,738,320
QIAGEN NV(b)	315,704	11,664,592
Siemens AG, Registered	98,021	10,772,774

Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	2,824,787	$9,918,380

		113,355,811
India — 1.0%
Infosys Ltd., ADR, NVS	1,099,872	11,878,617
Tata Consultancy Services Ltd.	404,814	11,464,228

		23,342,845
Italy — 0.4%
Telecom Italia SpA/Milano(b)	17,222,417	9,604,261

Japan — 5.6%
Chugai Pharmaceutical Co. Ltd.	170,000	10,028,485
FANUC Corp.	73,100	12,332,225
Honda Motor Co. Ltd.	444,200	13,261,103
Mitsubishi Heavy Industries Ltd.	299,900	11,582,098
Murata Manufacturing Co. Ltd.	74,700	10,584,159
Nidec Corp.	86,100	10,308,582
Rakuten Inc.(b)	1,461,000	10,994,753
Takeda Pharmaceutical Co. Ltd.	339,704	13,699,907
TDK Corp.	146,100	11,504,888
Tokyo Electron Ltd.	89,400	12,843,600
Yaskawa Electric Corp.	438,300	12,323,789

		129,463,589
Netherlands — 2.1%
ASM International NV	266,057	12,959,432
ASML Holding NV	67,469	11,861,875
Koninklijke KPN NV	3,726,071	11,488,211
Wolters Kluwer NV	182,813	11,411,417

		47,720,935
Norway — 0.5%
Telenor ASA	562,861	10,651,160

Singapore — 0.5%
Singapore Technologies Engineering Ltd.	4,328,200	11,974,048

South Korea — 0.6%
Samsung Electronics Co. Ltd.	310,612	12,883,426

Spain — 0.9%
Grifols SA	407,360	10,633,920
Telefonica SA	1,270,454	10,926,075

		21,559,995
Sweden — 3.0%
Elekta AB, Class B	876,600	11,714,161
Millicom International Cellular SA, SDR(b)	183,312	11,468,080
Swedish Orphan Biovitrum AB(b)	532,114	12,562,884
Tele2 AB, Class B	897,465	11,199,403
Telefonaktiebolaget LM Ericsson, Class B	1,230,991	10,933,978
Telia Co. AB	2,358,054	10,263,911

		68,142,417
Switzerland — 2.9%
ABB Ltd., Registered	562,485	10,746,803
Kuehne + Nagel International AG, Registered	83,277	11,281,553
Novartis AG, Registered	126,027	10,988,142
Roche Holding AG, NVS	43,282	11,515,254
Swiss Re AG	125,458	12,036,178
Swisscom AG, Registered	22,914	10,993,916

		67,561,846
Taiwan — 1.0%
MediaTek Inc.	1,472,000	11,643,181

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,550,000	$11,150,172

		22,793,353
United Kingdom — 2.9%
AstraZeneca PLC	145,122	10,560,630
BT Group PLC	3,505,842	10,717,732
GlaxoSmithKline PLC	594,491	11,552,048
London Stock Exchange Group PLC	217,689	13,112,381
RELX PLC	540,570	11,992,582
Vodafone Group PLC	5,398,793	9,841,735

		67,777,108
United States — 58.6%
3M Co.	55,518	11,120,255
Abbott Laboratories	153,405	11,195,497
AbbVie Inc.	125,646	10,088,117
Accenture PLC, Class A	70,128	10,768,154
Adobe Inc.(b)	45,291	11,224,016
Advanced Micro Devices Inc.(b)	546,117	13,330,716
Albemarle Corp.	125,646	10,143,402
Alexion Pharmaceuticals Inc.(b)	95,153	11,700,013
Align Technology Inc.(a)(b)	50,948	12,683,505
Allergan PLC	73,050	10,517,739
Alnylam Pharmaceuticals Inc.(b)	140,030	11,696,706
Alphabet Inc., Class A(b)	10,485	11,804,957
Amazon.com Inc.(b)	7,305	12,555,323
Amgen Inc.	56,979	10,661,341
Amphenol Corp., Class A	132,951	11,689,052
Analog Devices Inc.	125,646	12,421,364
Apple Inc.	65,745	10,942,598
Applied Materials Inc.	328,434	12,835,201
Arista Networks Inc.(b)	48,213	10,355,188
Berkshire Hathaway Inc., Class B(b)	55,518	11,411,170
Biogen Inc.(b)	34,371	11,472,352
BioMarin Pharmaceutical Inc.(b)	118,389	11,622,248
BlackRock Inc.(d)	27,759	11,522,206
Boston Scientific Corp.(b)	302,427	11,537,590
Bristol-Myers Squibb Co.	210,045	10,369,922
Broadcom Inc.	44,018	11,807,828
Capital One Financial Corp.	138,757	11,182,427
Celgene Corp.(b)	157,788	13,957,926
Charles River Laboratories International Inc.(b)	86,564	10,663,819
Cisco Systems Inc.	236,870	11,201,582
Cognizant Technology Solutions Corp., Class A	168,036	11,708,748
CoreSite Realty Corp.	114,570	11,318,370
Corning Inc.	352,621	11,728,174
Cypress Semiconductor Corp.	852,515	11,824,383
CyrusOne Inc.	193,496	10,487,483
Danaher Corp.	109,575	12,154,059
Digital Realty Trust Inc.	96,238	10,426,425
DowDuPont Inc.	207,274	11,153,414
DXC Technology Co.	192,223	12,325,339
Eli Lilly & Co.	97,887	11,732,736
Emerson Electric Co.	183,189	11,993,384
Equinix Inc.	29,237	11,519,378
Exelixis Inc.(b)	514,292	12,121,862
Facebook Inc., Class A(b)	77,433	12,907,307
First Solar Inc.(b)	255,873	12,944,615
General Electric Co.	1,667,630	16,943,121
Gilead Sciences Inc.	165,490	11,585,955
Honeywell International Inc.	81,816	11,751,232

Security	Shares	Value

United States (continued)
HP Inc.	501,562	$11,049,411
Illumina Inc.(b)	33,603	9,401,783
Incyte Corp.(b)	165,093	13,304,845
Intel Corp.	233,760	11,014,771
Intercept Pharmaceuticals Inc.(a)(b)	100,809	12,165,630
Intercontinental Exchange Inc.	143,178	10,990,343
International Business Machines Corp.	92,043	12,372,420
Intuitive Surgical Inc.(b)	21,641	11,332,093
Ionis Pharmaceuticals Inc.(a)(b)	198,588	11,518,104
IQVIA Holdings Inc.(b)	90,770	11,710,238
Jazz Pharmaceuticals PLC(b)	79,082	9,955,633
Johnson & Johnson	75,972	10,110,354
KLA-Tencor Corp.	119,662	12,752,379
Laboratory Corp. of America Holdings(b)	78,894	10,993,879
Lam Research Corp.	80,731	13,690,363
Marvell Technology Group Ltd.	729,429	13,516,319
Mastercard Inc., Class A	57,111	12,057,845
Maxim Integrated Products Inc.	207,462	11,258,963
Medtronic PLC	116,880	10,331,023
MercadoLibre Inc.	30,681	11,167,884
Merck & Co. Inc.	143,849	10,706,681
Microchip Technology Inc.	151,616	12,185,378
Micron Technology Inc.(a)(b)	309,339	11,822,937
Microsoft Corp.	100,809	10,527,484
Myriad Genetics Inc.(a)(b)	357,713	10,083,929
Nasdaq Inc.	127,300	11,207,492
Nektar Therapeutics(a)(b)	302,974	12,827,919
NVIDIA Corp.	74,511	10,710,956
PayPal Holdings Inc.(b)	128,756	11,428,383
Pfizer Inc.	259,692	11,023,925
PRA Health Sciences Inc.(b)	105,380	11,167,119
Qorvo Inc.(b)	185,858	12,147,679
QUALCOMM Inc.	193,228	9,568,651
Quest Diagnostics Inc.	127,107	11,102,796
Regeneron Pharmaceuticals Inc.(b)	29,220	12,543,269
Rockwell Automation Inc.	70,128	11,888,099
Roper Technologies Inc.	38,174	10,813,167
salesforce.com Inc.(b)	78,894	11,989,521
Seagate Technology PLC	280,060	12,401,057
Seattle Genetics Inc.(a)(b)	179,891	13,749,069
ServiceNow Inc.(b)	59,831	13,164,017
Skyworks Solutions Inc.	160,710	11,738,258
Splunk Inc.(a)(b)	102,458	12,790,857
Sprint Corp.(a)(b)	1,853,488	11,565,765
Square Inc., Class A(b)	175,674	12,534,340
Stryker Corp.	65,745	11,674,340
Syneos Health Inc.(a)(b)	243,143	12,410,019
T-Mobile U.S. Inc.(b)	169,476	11,798,919
T Rowe Price Group Inc.	118,761	11,099,403
Tableau Software Inc., Class A(b)	86,387	11,043,714
TE Connectivity Ltd.	149,022	12,063,331
Tesla Inc.(a)(b)	30,681	9,419,681
Texas Instruments Inc.	116,880	11,767,478
Thermo Fisher Scientific Inc.	46,752	11,485,564
United Technologies Corp.	93,692	11,062,214
United Therapeutics Corp.(a)(b)	99,348	11,457,805
UnitedHealth Group Inc.	40,908	11,053,342
Varian Medical Systems Inc.(b)	92,231	12,177,259
Verizon Communications Inc.	194,313	10,698,874
Vertex Pharmaceuticals Inc.(b)	63,650	12,151,421

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Visa Inc., Class A	77,676	$10,487,037
VMware Inc., Class A	68,742	10,384,854
Waters Corp.(b)	58,440	13,512,497
Western Digital Corp.	273,695	12,313,538
Xilinx Inc.	123,100	13,779,814
XPO Logistics Inc.(a)(b)	184,585	11,219,076
Zimmer Biomet Holdings Inc.	99,294	10,878,651
Zoetis Inc.	123,481	10,639,123

		1,348,069,181

Total Common Stocks — 99.3% (Cost: $2,083,141,013)		2,285,653,348

Preferred Stocks

Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	253,526	10,848,544

Total Preferred Stocks — 0.5% (Cost: $9,995,964)		10,848,544

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	46,919,166	46,933,241

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	2,680,272	$2,680,272

		49,613,513

Total Short-Term Investments — 2.1% (Cost: $49,600,158)		49,613,513

Total Investments in Securities — 101.9% (Cost: $2,142,737,135)		2,346,115,405

Other Assets, Less Liabilities — (1.9)%		(44,233,992)

Net Assets — 100.0%		$2,301,881,413

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	132,841,969	—		(85,922,803	)(b)	46,919,166	$46,933,241	$436,875	(c)	$7,218		$(10,408)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,527,286	152,986	(b)	—		2,680,272	2,680,272	34,761		—		—
BlackRock Inc.	20,490	7,676		(407)		27,759	11,522,206	135,930		8,041		(1,615,808)

							$61,135,719	$607,566		$15,259		$(1,626,216)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Exponential Technologies ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,285,653,348	$—	$—	$2,285,653,348
Preferred Stocks	10,848,544	—	—	10,848,544
Money Market Funds	49,613,513	—	—	49,613,513

	$2,346,115,405	$—	$—	$2,346,115,405

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2019	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.1%
ATS Automation Tooling Systems Inc.(a)	20,227	$260,596

China — 12.8%
21Vianet Group Inc., ADR(a)	25,255	226,790
Alibaba Group Holding Ltd., ADR(a)(b)	1,605	270,426
Baidu Inc., ADR(a)(b)	1,350	233,051
iQIYI Inc., ADR(a)	13,320	267,998
Lenovo Group Ltd.	340,000	246,983
Meitu Inc.(a)(c)	765,000	260,307
Momo Inc., ADR(a)(b)	9,485	288,629
SINA Corp./China(a)	3,850	236,467
Sohu.com Ltd., ADR(a)	10,875	225,113
Weibo Corp., ADR(a)(b)	3,705	224,745
Xiaomi Corp., Class B(a)(b)(c)	138,000	173,056
YY Inc., ADR(a)	3,645	253,072

		2,906,637
France — 4.7%
Atos SE	3,060	279,913
Dassault Systemes SE, NVS	2,015	253,292
STMicroelectronics NV	17,310	275,391
Vivendi SA, NVS	9,945	253,789

		1,062,385
Germany —3.7%
Duerr AG	6,915	283,266
Isra Vision AG	8,520	287,911
Nemetschek SE	2,090	268,355

		839,532
Israel — 1.4%
Stratasys Ltd.(a)	12,235	312,360

Japan — 10.3%
FANUC Corp.	1,600	269,925
Gree Inc.	55,000	249,150
Harmonic Drive Systems Inc.(b)	8,200	285,565
Kawasaki Heavy Industries Ltd.	10,700	268,901
LINE Corp.(a)(b)	7,500	260,843
MINEBEA MITSUMI Inc.	16,700	273,448
Nidec Corp.	2,000	239,456
Sony Corp.	4,600	231,078
Yaskawa Electric Corp.	9,100	255,867

		2,334,233
Netherlands — 1.3%
Yandex NV, Class A(a)	8,540	286,773

Russia — 1.0%
Mail.Ru Group Ltd., GDR(a)(d)	9,660	238,409

South Korea — 2.4%
NAVER Corp.	2,190	267,685
Samsung Electronics Co. Ltd.	6,945	288,062

		555,747
Sweden — 1.1%
Spotify Technology SA(a)	1,905	258,032

Taiwan — 4.1%
Global Unichip Corp.	35,000	225,575
Hiwin Technologies Corp.	30,514	240,365
HTC Corp.(a)	190,000	226,047

Security	Shares	Value

Taiwan (continued)
Parade Technologies Ltd.	15,000	$244,129

		936,116
United Kingdom — 1.2%
AVEVA Group PLC	7,745	277,322

United States — 54.6%
3D Systems Corp.(a)(b)	22,500	287,100
Adobe Inc.(a)	1,040	257,733
Advanced Micro Devices Inc.(a)	12,020	293,408
Alphabet Inc., Class A(a)(b)	230	258,955
Altair Engineering Inc., Class A(a)	8,730	282,677
Alteryx Inc., Class A(a)	3,715	264,322
Amazon.com Inc.(a)	155	266,403
Ambarella Inc.(a)	6,360	241,680
AMETEK Inc.	3,325	242,393
ANSYS Inc.(a)	1,600	262,960
Apple Inc.	1,450	241,338
Autodesk Inc.(a)	1,820	267,904
CEVA Inc.(a)	10,625	302,175
Cloudera Inc.(a)	38,848	524,448
Cognex Corp.	6,030	274,365
Cypress Semiconductor Corp.	18,775	260,409
Dropbox Inc., Class A(a)	10,585	261,555
Facebook Inc., Class A(a)	1,660	276,705
HubSpot Inc.(a)	1,810	286,541
Intel Corp.	5,000	235,600
International Business Machines Corp.	1,995	268,168
Intuitive Surgical Inc.(a)	490	256,584
iRobot Corp.(a)(b)	2,770	248,718
j2 Global Inc.	3,380	254,041
Lattice Semiconductor Corp.(a)	33,500	261,300
MaxLinear Inc.(a)	12,795	251,038
Medtronic PLC	2,555	225,836
Microchip Technology Inc.	3,340	268,436
Microsoft Corp.	2,260	236,012
MicroStrategy Inc., Class A(a)	1,885	239,188
MongoDB Inc.(a)(b)	2,645	244,292
MTS Systems Corp.	5,325	266,569
Netflix Inc.(a)	900	305,550
NVIDIA Corp.	1,632	234,600
Proto Labs Inc.(a)	2,110	261,957
QUALCOMM Inc.	4,155	205,756
salesforce.com Inc.(a)(b)	1,750	265,948
Silicon Laboratories Inc.(a)	2,920	223,380
Snap Inc., Class A, NVS(a)(b)	40,395	269,839
Splunk Inc.(a)	2,275	284,011
Tableau Software Inc., Class A(a)	1,860	237,782
Talend SA, ADR(a)	6,815	253,518
Teradata Corp.(a)	6,395	283,810
Texas Instruments Inc.	2,531	254,821
TransEnterix Inc.(a)(b)	82,465	224,305
Twitter Inc.(a)(b)	6,670	223,845
Xilinx Inc.	2,695	301,678

		12,439,653

Total Common Stocks — 99.7% (Cost: $21,888,542)		22,707,795

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	2,339,186	$2,339,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	19,193	19,193

		2,359,081

Total Short-Term Investments — 10.4% (Cost: $2,358,658)		2,359,081

Total Investments in Securities — 110.1% (Cost: $24,247,200)		25,066,876

Other Assets, Less Liabilities — (10.1)%		(2,293,309)

Net Assets — 100.0%		$22,773,567

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned Securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,339,186	2,339,186	$2,339,888	$7,115	(b)	$53		$423
BlackRock Cash Funds: Treasury, SL Agency Shares	9,895	9,298	19,193	19,193	300		—		—

				$2,359,081	$7,415		$53		$423

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$22,707,795	$—	$—	$22,707,795
Money Market Funds	2,359,081	—	—	2,359,081

	$25,066,876	$—	$—	$25,066,876

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statements of Assets and Liabilities (unaudited) January 31, 2019

	iShares Exponential Technologies ETF	iShares Robotics and Artificial Intelligence ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,284,979,686	$22,707,795
Affiliated(c)	61,135,719	2,359,081
Foreign currency, at value(d)	685,975	14,995
Receivables:
Investments sold	—	511,080
Securities lending income — Affiliated	191,644	5,705
Capital shares sold	26,575	204,515
Dividends	1,683,821	4,917
Tax reclaims	1,033,571	—

Total assets	2,349,736,991	25,808,088

LIABILITIES
Collateral on securities loaned, at value	46,927,732	2,339,413
Deferred foreign capital gain tax	20,811	—
Payables:
Investments purchased	26,575	688,168
Investment advisory fees	880,460	6,940

Total liabilities	47,855,578	3,034,521

NET ASSETS	$2,301,881,413	$22,773,567

NET ASSETS CONSIST OF:
Paid-in capital	$2,100,217,730	$22,248,411
Accumulated earnings	201,663,683	525,156

NET ASSETS	$2,301,881,413	$22,773,567

Shares outstanding	63,650,000	1,000,000

Net asset value	$36.16	$22.77

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$46,453,369	$2,335,429
(b) Investments, at cost — Unaffiliated	$2,081,518,542	$21,888,542
(c) Investments, at cost — Affiliated	$61,218,593	$2,358,658
(d) Foreign currency, at cost	$676,372	$14,848

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) Six Months Ended January 31, 2019

	iShares Exponential Technologies ETF	iShares Robotics and Artificial Intelligence ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$17,327,891	$53,499
Dividends — Affiliated	170,691	300
Securities lending income — Affiliated — net	436,875	7,115
Foreign taxes withheld	(681,102)	(2,309)
Other foreign taxes	—	(16)

Total investment income	17,254,355	58,589

EXPENSES
Investment advisory fees	5,487,882	28,198
Commitment fees	344	—

Total expenses	5,488,226	28,198

Net investment income	11,766,129	30,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated(a)	(77,908,561)	(299,008)
Investments — Affiliated	7,218	53
In-kind redemptions — Unaffiliated	98,359,852	—
In-kind redemptions — Affiliated	8,041	—
Foreign currency transactions	(24,348)	(563)

Net realized gain (loss)	20,442,202	(299,518)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(132,385,457)	898,349
Investments — Affiliated	(1,626,216)	423
Foreign currency translations	37,452	218

Net change in unrealized appreciation (depreciation)	(133,974,221)	898,990

Net realized and unrealized gain (loss)	(113,532,019)	599,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(101,765,890)	$629,863

(a) Net of deferred foreign capital gain tax of	$(72,256)	$—
(b) Net of foreign capital gain tax of	$65,014	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares Exponential Technologies ETF		iShares Robotics and Artificial Intelligence ETF

	Six Months Ended		Six Months Ended	Period From
	01/31/19	Year Ended	01/31/19	06/26/18 (a)
	(unaudited)	07/31/18	(unaudited)	to 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 11,766,129	$ 23,694,076	$ 30,391	$ 10,769
Net realized gain (loss)	20,442,202	99,387,393	(299,518)	(484)
Net change in unrealized appreciation (depreciation)	(133,974,221)	135,301,483	898,990	(79,110)

Net increase (decrease) in net assets resulting from operations	(101,765,890)	258,382,952	629,863	(68,825)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(12,512,462)	(22,272,788)	(35,882)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	69,276,175	963,233,494	12,725,898	9,522,513

NET ASSETS(b)
Total increase (decrease) in net assets	(45,002,177)	1,199,343,658	13,319,879	9,453,688
Beginning of period	2,346,883,590	1,147,539,932	9,453,688	—

End of period	$2,301,881,413	$2,346,883,590	$22,773,567	$9,453,688

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares Exponential Technologies ETF

	Six Months Ended					Period From
	01/31/19		Year Ended	Year Ended	Year Ended	03/19/15	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$ 37.73		$ 32.74	$ 25.95	$ 25.84	$ 25.49

Net investment income(b)	0.18		0.47	0.38	0.41	0.18
Net realized and unrealized gain (loss)(c)	(1.56)		4.91	6.79	0.11	0.31

Net increase (decrease) from investment operations	(1.38)		5.38	7.17	0.52	0.49

Distributions
From net investment income	(0.19)		(0.39)	(0.38)	(0.41)	(0.14)

Total distributions	(0.19)		(0.39)	(0.38)	(0.41)	(0.14)

Net asset value, end of period	$ 36.16		$ 37.73	$ 32.74	$ 25.95	$ 25.84

Total Return
Based on net asset value	(3.61	)%(d)	16.48%	27.80%	2.13%	1.91	%(d)

Ratios to Average Net Assets
Total expenses	0.47	%(e)	0.47%	0.47%	0.47%	0.47	%(e)

Total expenses after fees waived	0.47	%(e)	0.47%	0.47%	0.36%	0.30	%(e)

Net investment income	1.01	%(e)	1.30%	1.32%	1.71%	1.90	%(e)

Supplemental Data
Net assets, end of period (000)	$2,301,881		$2,346,884	$1,147,540	$764,335	$689,925

Portfolio turnover rate(f)	20	%(d)	19%	23%	28%	1	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence ETF
	Six Months Ended		Period From
	01/31/19		06/26/18	(a)
	(unaudited)		to 07/31/18

Net asset value, beginning of period	$ 23.63		$ 23.80

Net investment income(b)	0.06		0.03
Net realized and unrealized loss(c)	(0.85)		(0.20)

Net decrease from investment operations	(0.79)		(0.17)

Distributions
From net investment income	(0.07)		—

Total distributions	(0.07)		—

Net asset value, end of period	$ 22.77		$ 23.63

Total Return
Based on net asset value	(3.34	)%(d)	(0.71	)%(d)

Ratios to Average Net Assets
Total expenses	0.47	%(e)	0.47	%(e)

Net investment income	0.51	%(e)	1.16	%(e)

Supplemental Data
Net assets, end of period (000)	$ 22,774		$ 9,454

Portfolio turnover rate(f)	27	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Exponential Technologies	Diversified
Robotics and Artificial Intelligence	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Exponential Technologies
BNP Paribas Prime Brokerage International Ltd.	$48,313	$48,313		$—	$—
Citigroup Global Markets Inc.	14,865,823	14,865,823		—	—
Goldman Sachs & Co.	1,314,469	1,282,451		—	(32,018	)(b)
HSBC Bank PLC	587,493	587,493		—	—
JPMorgan Securities LLC	17,447,108	17,237,085		—	(210,023	)(b)
Morgan Stanley & Co. LLC	9,107,048	9,107,048		—	—
National Financial Services LLC	995,655	992,204		—	(3,451	)(b)
State Street Bank & Trust Company	85,602	85,602		—	—
UBS AG	2,001,858	2,001,858		—	—

	$46,453,369	$46,207,877		$—	$(245,492)

Robotics and Artificial Intelligence
Barclays Capital Inc.	$166,254	$153,697		$—	$(12,557	)(b)
Citigroup Global Markets Inc.	295,919	295,919		—	—
Credit Suisse Securities (USA) LLC	158,263	158,263		—	—
Jefferies LLC	318,302	318,302		—	—
JPMorgan Securities LLC	767,828	767,828		—	—
Merrill Lynch, Pierce, Fenner & Smith	621,289	612,533		—	(8,756	)(b)
TD Prime Services LLC	7,574	7,382		—	(192	)(b)

	$2,335,429	$2,313,924		$—	$(21,505)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Exponential Technologies	0.47%
Robotics and Artificial Intelligence	0.47

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Exponential Technologies	$105,459
Robotics and Artificial Intelligence	1,620

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Exponential Technologies	$512,850,361	$475,317,695
Robotics and Artificial Intelligence	4,536,279	3,456,553

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Exponential Technologies	$389,832,150	$350,401,201
Robotics and Artificial Intelligence	11,595,793	—

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Notes to Financial Statements (unaudited) (continued)

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the iShares Exponential Technologies ETF had non-expiring capital loss carryforwards in the amount of $14,042,079 available to offset future realized capital gains.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Exponential Technologies	$2,151,561,054	$285,580,211	$(91,025,860)	$194,554,351
Robotics and Artificial Intelligence	24,248,884	1,409,856	(591,864)	817,992

8. LINE OF CREDIT

The iShares Exponential Technologies ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2019.

9. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18

iShares ETF	Shares	Amount	Shares	Amount

Exponential Technologies
Shares sold	12,550,000	$431,145,885	33,950,000	$1,204,466,491
Shares redeemed	(11,100,000)	(361,869,710)	(6,800,000)	(241,232,997)

Net increase	1,450,000	$69,276,175	27,150,000	$963,233,494

Robotics and Artificial Intelligence
Shares sold	600,000	$12,725,898	400,000	$9,522,513

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12. REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

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Notes to Financial Statements (unaudited) (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Exponential Technologies	$22,272,788
Robotics and Artificial Intelligence	—

Undistributed net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Exponential Technologies	$1,456,233
Robotics and Artificial Intelligence	10,285

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Exponential Technologies(a)	$0.156721	$—	$0.037192	$0.193913	81%	—%	19%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	27

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares MSCI ACWI ETF | ACWI | NASDAQ

▶	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

▶	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

▶	iShares MSCI Europe Financials ETF | EUFN | NASDAQ

▶	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

▶	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.53)%	(7.17)%	7.04%	11.41%	(7.17)%	40.52%	194.66%
Fund Market	(4.57)	(7.12)	7.08	11.51	(7.12)	40.80	197.20
Index	(4.71)	(7.48)	6.72	11.28	(7.48)	38.45	191.28

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$954.70	$1.53		$1,000.00	$1,023.60	$1.58		0.31%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	17.1%
Information Technology	14.6
Health Care	11.8
Consumer Discretionary	10.6
Industrials	10.2
Communication Services	9.1
Consumer Staples	8.1
Energy	6.1
Materials	4.9
Real Estate	3.3
Utilities	3.2
Exchanged-Traded Funds	1.0

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
United States	54.1%
Japan	7.6
United Kingdom	5.1
China	3.6
France	3.3
Canada	3.2
Switzerland	2.7
Germany	2.6
Australia	2.3
South Korea	1.7

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.49)%	(7.31)%	5.98%	(7.31)%	27.28%
Fund Market	(4.22)	(7.07)	6.07	(7.07)	27.69
Index	(4.74)	(7.68)	5.64	(7.68)	25.52

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$955.10	$0.99		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	18.9%
Information Technology	14.9
Health Care	11.8
Industrials	11.6
Consumer Discretionary	10.8
Communication Services	9.1
Consumer Staples	8.2
Energy	4.5
Materials	3.8
Real Estate	3.4
Utilities	3.0

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
United States	54.1%
Japan	7.4
United Kingdom	5.1
China	3.8
France	3.4
Canada	3.4
Germany	2.7
Switzerland	2.5
Australia	1.9
South Korea	1.6

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Fund Summary as of January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.58)%	(15.01)%	5.85%	10.23%	(15.01)%	32.90%	164.83%
Fund Market	(4.20)	(13.93)	6.37	10.46	(13.93)	36.18	170.31
Index	(4.32)	(14.57)	6.59	11.49	(14.57)	37.60	196.76

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$954.20	$3.40		$1,000.00	$1,021.70	$3.52		0.69%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	23.7%
Information Technology	16.7
Communication Services	12.9
Consumer Discretionary	12.8
Industrials	6.9
Real Estate	6.5
Consumer Staples	4.9
Materials	4.7
Energy	4.7
Utilities	3.3
Health Care	2.9

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
China	36.2%
South Korea	16.2
Taiwan	12.4
Hong Kong	11.8
India	9.9
Singapore	4.0
Thailand	2.9
Indonesia	2.7
Malaysia	2.6
Philippines	1.3

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(13.45)%	(24.80)%	(2.05)%	0.25%	(24.80)%	(9.85)%	2.25%
Fund Market	(13.28)	(24.73)	(1.99)	0.25	(24.73)	(9.58)	2.24
Index	(13.26)	(24.75)	(1.85)	0.44	(24.75)	(8.91)	4.01

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$865.50	$2.26		$1,000.00	$1,022.80	$2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Banks	51.8%
Insurance	31.0
Capital Markets	13.1
Diversified Financial Services	4.1

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
United Kingdom	29.8%
Switzerland	13.0
Germany	11.8
France	10.3
Spain	9.5
Italy	5.6
Sweden	5.5
Netherlands	5.5
Finland	3.1
Belgium	2.1

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.88)%	(17.10)%	4.90%	11.64%	(17.10)%	27.03%	200.86%
Fund Market	(12.90)	(17.33)	4.58	11.72	(17.33)	25.12	202.96
Index	(12.89)	(17.14)	4.92	11.82	(17.14)	27.13	205.73

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$871.20	$1.89		$1,000.00	$1,023.20	$2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	22.0%
Financials	14.3
Consumer Discretionary	12.2
Real Estate	10.8
Health Care	8.5
Information Technology	8.5
Materials	7.2
Consumer Staples	5.3
Communication Services	5.1
Energy	3.3
Utilities	2.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
United Kingdom	33.3%
Germany	10.3
Sweden	9.7
Switzerland	7.7
Italy	6.3
France	5.7
Netherlands	5.5
Spain	4.5
Norway	3.9
Belgium	3.3

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2019	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.85)%	(5.90)%	7.34%	12.24%	(5.90)%	42.52%	217.44%
Fund Market	(4.63)	(6.08)	7.15	12.22	(6.08)	41.24	216.73
Index	(4.90)	(6.05)	7.11	12.05	(6.05)	40.99	211.87

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$951.50	$1.23		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	16.7%
Information Technology	15.3
Health Care	13.4
Industrials	10.2
Consumer Discretionary	9.9
Communication Services	8.4
Consumer Staples	8.4
Energy	6.5
Materials	4.5
Utilities	3.5
Real Estate	3.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
United States	67.2%
United Kingdom	6.4
France	4.1
Canada	3.9
Germany	3.3
Switzerland	3.3
Australia	2.7
Hong Kong	1.6
Netherlands	1.3
Spain	1.2

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
AGL Energy Ltd.	139,390	$2,177,048
Alumina Ltd.	1,574,155	2,789,142
Amcor Ltd./Australia	225,284	2,242,228
AMP Ltd.	1,107,278	1,824,660
APA Group	349,809	2,341,480
Aristocrat Leisure Ltd.	137,904	2,476,613
ASX Ltd.	173,576	8,063,324
Aurizon Holdings Ltd.	358,877	1,151,371
AusNet Services	857,280	1,031,391
Australia & New Zealand Banking Group Ltd.	571,841	10,436,455
Bendigo & Adelaide Bank Ltd.	195,711	1,538,335
BHP Group Ltd.	636,650	16,168,550
BHP Group PLC	473,368	10,524,741
BlueScope Steel Ltd.	140,812	1,278,280
Boral Ltd.	503,352	1,816,744
Brambles Ltd.	685,335	5,316,936
Coca-Cola Amatil Ltd.	218,744	1,339,776
Coles Group Ltd.(a)	270,743	2,469,627
Commonwealth Bank of Australia	397,121	20,243,193
CSL Ltd.	110,413	15,676,446
Dexus	279,377	2,338,565
Fortescue Metals Group Ltd.	332,129	1,368,271
Goodman Group	398,852	3,390,995
GPT Group (The)	398,852	1,686,773
Incitec Pivot Ltd.	688,777	1,662,354
James Hardie Industries PLC	208,342	2,328,820
LendLease Group	157,075	1,400,717
Macquarie Group Ltd.	99,268	8,430,969
Medibank Pvt Ltd.	1,428,078	2,728,161
Mirvac Group	1,056,839	1,849,426
National Australia Bank Ltd.	606,451	10,550,742
Newcrest Mining Ltd.	148,302	2,643,886
Orica Ltd.	186,052	2,326,566
Origin Energy Ltd.(a)	579,988	3,027,951
QBE Insurance Group Ltd.	320,241	2,505,495
Rio Tinto Ltd.	104,111	6,608,186
Santos Ltd.	587,280	2,770,552
Scentre Group	1,175,567	3,402,944
Seek Ltd.	134,189	1,662,368
South32 Ltd.	1,657,224	4,265,528
Stockland	415,941	1,146,411
Suncorp Group Ltd.	485,460	4,594,571
Sydney Airport	687,291	3,287,467
Telstra Corp. Ltd.	1,409,650	3,196,602
Transurban Group	856,454	7,599,963
Treasury Wine Estates Ltd.	249,060	2,805,752
Vicinity Centres	983,903	1,872,447
Wesfarmers Ltd.	270,743	6,358,648
Westpac Banking Corp.	770,096	13,785,205
Woodside Petroleum Ltd.	189,504	4,742,229
Woolworths Group Ltd.	328,564	7,036,242

		234,281,146

Austria — 0.1%
Erste Group Bank AG	92,324	3,220,489
OMV AG	64,593	3,216,687
voestalpine AG	66,789	2,136,640

		8,573,816

Security	Shares	Value

Belgium — 0.3%
Ageas	93,014	$4,331,058
Anheuser-Busch InBev SA/NV	186,795	14,277,043
Groupe Bruxelles Lambert SA	63,207	5,966,058
KBC Group NV	60,779	4,134,237
UCB SA	34,049	2,955,218
Umicore SA	54,835	2,318,617

		33,982,231

Brazil — 0.5%
Ambev SA	876,995	4,215,489
B3 SA - Brasil, Bolsa, Balcao	730,400	6,309,896
Banco do Brasil SA	208,200	2,963,998
BR Malls Participacoes SA	674,148	2,692,669
BRF SA(a)	224,772	1,452,491
CCR SA	505,400	2,064,443
Centrais Eletricas Brasileiras SA(a)	133,900	1,374,728
Cia. de Saneamento Basico do Estado de Sao Paulo	208,200	2,478,762
Cielo SA	274,446	899,551
Embraer SA	282,564	1,500,161
Hypera SA	208,200	1,820,350
JBS SA	208,200	862,451
Klabin SA, NVS	356,800	1,820,828
Kroton Educacional SA	505,400	1,585,792
Natura Cosmeticos SA	149,800	1,950,427
Petroleo Brasileiro SA	282,500	2,291,609
Rumo SA(a)	431,100	2,325,441
Suzano Papel e Celulose SA	174,713	2,206,214
TIM Participacoes SA	208,200	708,708
Ultrapar Participacoes SA	133,900	2,102,525
Vale SA	749,002	9,355,328

		52,981,861

Canada — 3.2%
Agnico Eagle Mines Ltd.	93,324	4,061,118
Alimentation Couche-Tard Inc., Class B	99,268	5,395,378
ARC Resources Ltd.	169,274	1,224,475
Bank of Montreal	173,148	12,680,556
Bank of Nova Scotia (The)	275,235	15,676,219
Barrick Gold Corp.	296,088	3,965,726
Barrick Gold Corp., New	224,081	2,966,598
BCE Inc.	61,522	2,676,275
Bombardier Inc., Class B(a)	709,581	1,075,205
Brookfield Asset Management Inc., Class A	261,691	11,266,283
Cameco Corp	184,800	2,240,171
Canadian Imperial Bank of Commerce	117,286	9,949,618
Canadian National Railway Co.	189,767	15,844,020
Canadian Natural Resources Ltd.	293,825	7,890,968
Canadian Pacific Railway Ltd.	41,461	8,502,141
Canadian Tire Corp. Ltd., Class A, NVS	16,478	1,875,152
Canadian Utilities Ltd., Class A, NVS	40,446	1,040,330
Canopy Growth Corp.(a)(b)	62,167	3,049,416
CCL Industries Inc., Class B, NVS	64,414	2,717,228
Cenovus Energy Inc.	293,608	2,293,778
Constellation Software Inc./Canada	5,992	4,474,130
Dollarama Inc.	157,290	4,236,159
Enbridge Inc.	492,093	17,989,328
Encana Corp.	272,093	1,868,788
Fairfax Financial Holdings Ltd.	8,769	4,150,135
Finning International Inc	62,916	1,192,879
First Quantum Minerals Ltd.	223,202	2,585,017
Fortis Inc./Canada	47,936	1,710,410

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Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Franco-Nevada Corp.	58,422	$4,534,344
Gildan Activewear Inc.	103,726	3,512,294
Husky Energy Inc.	143,995	1,709,344
Imperial Oil Ltd.	121,717	3,455,121
Kinross Gold Corp.(a)	525,049	1,755,094
Magna International Inc.	93,324	4,941,560
Manulife Financial Corp.	434,534	6,984,705
National Bank of Canada	48,514	2,282,925
Nutrien Ltd.	159,671	8,275,950
Open Text Corp.	95,872	3,409,869
Pembina Pipeline Corp.	178,262	6,355,156
Power Corp. of Canada	221,850	4,412,337
Restaurant Brands International Inc.	65,980	4,137,754
Rogers Communications Inc., Class B, NVS	150,388	8,139,480
Royal Bank of Canada	326,255	24,847,350
Saputo Inc.	90,352	2,650,087
Shaw Communications Inc., Class B, NVS	267,635	5,437,068
Shopify Inc., Class A(a)(b)	25,858	4,354,886
SNC-Lavalin Group Inc.	102,240	2,846,963
Sun Life Financial Inc.	157,138	5,671,470
Suncor Energy Inc.	413,074	13,329,838
Teck Resources Ltd., Class B	145,306	3,540,541
TELUS Corp.	29,283	1,026,120
Thomson Reuters Corp.	64,414	3,370,049
Toronto-Dominion Bank (The)	424,807	23,936,433
Tourmaline Oil Corp.	119,840	1,635,219
TransCanada Corp.	236,684	10,070,739
Waste Connections Inc.(b)	77,721	6,494,367
Wheaton Precious Metals Corp.	154,007	3,245,956

		330,960,520

Chile — 0.2%
Aguas Andinas SA, Class A	1,782,342	1,057,650
Banco de Chile	8,242,090	1,312,819
Banco de Credito e Inversiones SA	19,402	1,388,390
Banco Santander Chile	13,385,638	1,084,081
Cia. Cervecerias Unidas SA	92,581	1,263,602
Colbun SA	3,950,766	901,228
Empresas CMPC SA	627,255	2,275,934
Empresas COPEC SA	93,324	1,285,888
Enel Americas SA	5,787,649	1,187,337
Enel Chile SA	8,106,556	857,594
Itau CorpBanca	71,742,484	723,817
Latam Airlines Group SA	172,678	2,072,358
SACI Falabella	121,538	979,665

		16,390,363

China — 3.6%
51job Inc., ADR(a)	21,721	1,512,650
58.com Inc., ADR(a)	35,517	2,251,778
AAC Technologies Holdings Inc.	298,000	1,841,921
Agricultural Bank of China Ltd., Class A	1,647,800	913,834
Agricultural Bank of China Ltd., Class H	6,741,000	3,170,032
Alibaba Group Holding Ltd., ADR(a)	331,058	55,779,962
Autohome Inc., ADR(a)	29,211	2,114,292
Baidu Inc., ADR(a)	71,181	12,287,976
Bank of China Ltd., Class H	21,400,000	9,872,685
Beijing Enterprises Water Group Ltd.	4,494,000	2,594,444
Brilliance China Automotive Holdings Ltd.(b)	1,192,000	1,121,103
China Construction Bank Corp., Class H	22,634,260	20,220,750
China Evergrande Group(b)	596,000	1,864,707

Security	Shares	Value

China (continued)
China Gas Holdings Ltd.	713,600	$2,269,020
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	2,072
China Life Insurance Co. Ltd., Class H	2,825,000	6,962,863
China Mengniu Dairy Co. Ltd.	1,339,000	4,138,141
China Merchants Bank Co. Ltd., Class A	109,801	478,143
China Merchants Bank Co. Ltd., Class H	1,412,788	6,157,665
China Mobile Ltd.	1,498,000	15,711,751
China Overseas Land & Investment Ltd.	1,192,000	4,481,374
China Pacific Insurance Group Co. Ltd., Class H	1,048,600	3,668,303
China Petroleum & Chemical Corp., Class H	7,585,200	6,351,047
China Resources Land Ltd.	1,192,000	4,633,285
China Shenhua Energy Co. Ltd., Class H	1,412,500	3,564,237
China State Construction Engineering Corp. Ltd., Class A	1,333,497	1,216,644
China Taiping Insurance Holdings Co. Ltd.	565,000	1,548,103
China Telecom Corp. Ltd., Class H	4,494,000	2,428,353
China Unicom Hong Kong Ltd.	2,678,000	3,054,545
China Vanke Co. Ltd., Class A	284,896	1,178,608
China Yangtze Power Co. Ltd., Class A	434,610	1,064,528
CNOOC Ltd.	5,243,000	8,766,508
Country Garden Holdings Co. Ltd.	2,082,866	2,941,129
CSPC Pharmaceutical Group Ltd.	1,192,000	2,044,722
Ctrip.com International Ltd., ADR(a)(b)	156,332	5,205,856
ENN Energy Holdings Ltd.	374,500	3,574,758
Fosun International Ltd.	1,784,000	2,660,074
Geely Automobile Holdings Ltd.	1,498,000	2,531,444
GOME Retail Holdings Ltd.(a)(b)	18,975,000	1,644,386
Great Wall Motor Co. Ltd., Class H(b)	1,872,500	1,269,540
Guangdong Investment Ltd.	1,972,000	3,759,685
Haier Electronics Group Co. Ltd.	1,339,000	3,848,044
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	85,900	384,564
Hengan International Group Co. Ltd.	298,000	2,339,429
Huazhu Group Ltd., ADR	63,140	2,004,695
Industrial & Commercial Bank of China Ltd., Class A	582,400	491,425
Industrial & Commercial Bank of China Ltd., Class H	17,711,260	13,678,392
Industrial Bank Co. Ltd., Class A	201,000	491,428
JD.com Inc., ADR(a)	214,214	5,323,218
Jiangsu Hengrui Medicine Co. Ltd., Class A	36,100	317,795
Kunlun Energy Co. Ltd.	1,192,000	1,269,976
Kweichow Moutai Co. Ltd., Class A	3,700	380,381
Lenovo Group Ltd.	2,692,000	1,955,523
Midea Group Co. Ltd., Class A	52,100	338,101
Momo Inc., ADR(a)	51,681	1,572,653
NetEase Inc., ADR	22,143	5,578,486
New Oriental Education & Technology
Group Inc., ADR(a)	52,430	4,039,207
PetroChina Co. Ltd., Class H	5,650,000	3,643,442
Ping An Insurance Group Co. of China Ltd., Class A	43,300	406,547
Ping An Insurance Group Co. of China Ltd., Class H	1,412,500	13,662,909
Shanghai Pudong Development Bank Co. Ltd., Class A	315,199	504,202
Shimao Property Holdings Ltd.	862,500	2,440,198
SINA Corp./China(a)	53,179	3,266,254
Sino Biopharmaceutical Ltd.	2,082,000	1,751,208
Sino-Ocean Group Holding Ltd.	2,898,500	1,418,461
Sunac China Holdings Ltd.(b)	749,000	2,959,078
Sunny Optical Technology Group Co. Ltd.	208,200	2,045,729
TAL Education Group, Class A, ADR(a)	112,642	3,495,281
Tencent Holdings Ltd.	1,397,000	61,600,673

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TravelSky Technology Ltd., Class H	1,498,000	$4,047,256
Want Want China Holdings Ltd.	4,311,000	3,477,721
Weibo Corp., ADR(a)(b)	29,960	1,817,374
Wuliangye Yibin Co. Ltd., Class A	34,900	313,735
Yum China Holdings Inc.	123,787	4,512,036
YY Inc., ADR(a)	28,462	1,976,117

		376,204,456

Colombia — 0.0%
Ecopetrol SA	1,635,081	1,537,022
Grupo de Inversiones Suramericana SA	138,647	1,538,990

		3,076,012

Czech Republic — 0.0%
CEZ AS	86,637	2,188,646
Komercni Banka AS	14,763	595,926

		2,784,572

Denmark — 0.5%
AP Moller - Maersk A/S, Class A	2,996	3,745,633
Carlsberg A/S, Class B	29,773	3,410,656
Chr Hansen Holding A/S	41,219	3,914,820
Danske Bank A/S	203,728	3,772,799
DSV A/S	80,143	6,397,251
Genmab A/S(a)	16,942	2,466,222
Novo Nordisk A/S, Class B	444,918	20,800,082
Novozymes A/S, Class B	77,721	3,250,071
Pandora A/S	28,462	1,235,253
Tryg A/S	157,075	4,014,442
Vestas Wind Systems A/S	48,148	3,980,947

		56,988,176

Egypt — 0.0%
Commercial International Bank Egypt SAE	258,965	1,215,481

Finland — 0.4%
Fortum OYJ	87,391	1,987,486
Metso OYJ	89,609	2,632,238
Neste OYJ	31,059	2,856,080
Nokia OYJ	1,637,314	10,348,074
Nordea Bank Abp	782,021	7,102,563
Sampo OYJ, Class A	160,047	7,340,325
Stora Enso OYJ, Class R	172,814	2,319,064
UPM-Kymmene OYJ	237,915	6,895,865
Wartsila OYJ Abp	91,095	1,486,896

		42,968,591

France — 3.2%
Accor SA, NVS	99,637	4,347,910
Air Liquide SA	90,802	11,039,006
Airbus SE	137,161	15,773,158
Alstom SA, NVS	64,562	2,606,192
Arkema SA, NVS	20,972	1,995,413
Atos SE	28,087	2,569,249
AXA SA, NVS	433,030	10,059,337
BNP Paribas SA	252,776	11,881,805
Bouygues SA, NVS	98,167	3,482,881
Capgemini SE	73,982	8,190,246
Carrefour SA, NVS	223,951	4,441,769
Cie. de Saint-Gobain, NVS	211,218	7,299,944
Cie. Generale des Etablissements Michelin SCA, NVS	65,237	7,099,359
Credit Agricole SA	375,819	4,294,653
Danone SA, NVS	136,581	9,951,708

Security	Shares	Value

France (continued)
Edenred, NVS	107,441	$4,369,154
Engie SA	427,086	6,853,484
EssilorLuxottica SA, NVS	105,135	13,348,496
Getlink SE, NVS	186,795	2,739,238
Hermes International, NVS	7,283	4,382,345
Iliad SA, NVS	12,733	1,462,509
Ingenico Group SA, NVS	33,705	1,841,307
Kering SA, NVS	24,717	12,408,161
Legrand SA	63,008	3,742,171
L’Oreal SA	58,637	14,136,158
LVMH Moet Hennessy Louis Vuitton SE, NVS	69,008	22,151,500
Orange SA, NVS	462,400	7,199,980
Pernod Ricard SA, NVS	75,492	12,560,373
Publicis Groupe SA, NVS	77,721	4,753,343
Renault SA, NVS	45,919	3,258,860
Safran SA, NVS	77,721	10,211,216
Sanofi, NVS	269,864	23,478,067
Schneider Electric SE, NVS	129,127	9,198,190
SES SA	135,569	2,772,054
Societe Generale SA, NVS	173,421	5,400,639
STMicroelectronics NV	231,228	3,678,696
Suez	111,601	1,432,312
TOTAL SA, NVS	555,331	30,573,543
Unibail-Rodamco-Westfield	29,533	5,325,780
Unibail-Rodamco-Westfield, New(a)	6,916	1,247,184
Valeo SA, NVS	83,139	2,601,498
Veolia Environnement SA, NVS	127,502	2,694,885
Vinci SA	108,382	9,561,018
Vivendi SA, NVS	271,624	6,931,649
Wendel SA, NVS	14,713	1,797,978

		337,144,418

Germany — 2.5%
1&1 Drillisch AG	42,693	1,777,287
adidas AG	50,183	11,959,877
Allianz SE, Registered	103,936	22,053,803
BASF SE	217,258	15,909,854
Bayer AG,Registered	227,696	17,296,053
Bayerische Motoren Werke AG	84,408	7,114,889
Beiersdorf AG	32,545	3,260,109
Commerzbank AG(a)	327,671	2,354,048
Continental AG	23,968	3,785,660
Covestro AG(d)	49,434	2,732,915
Daimler AG,Registered	201,655	11,953,553
Deutsche Bank AG, Registered	480,465	4,270,442
Deutsche Boerse AG	59,348	7,916,490
Deutsche Post AG,Registered	257,268	7,604,405
Deutsche Telekom AG, Registered	748,813	12,192,405
Deutsche Wohnen SE	105,212	5,262,423
E.ON SE	475,234	5,278,572
Fresenius Medical Care AG & Co. KGaA	79,207	5,849,425
Fresenius SE & Co. KGaA	102,613	5,333,769
GEA Group AG	52,430	1,445,062
HeidelbergCement AG	54,677	3,786,932
Henkel AG & Co. KGaA	34,454	3,164,715
Infineon Technologies AG	309,127	6,886,649
LANXESS AG	43,690	2,407,342
Merck KGaA	30,316	3,185,709
METRO AG	80,717	1,367,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48,202	10,757,671

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
OSRAM Licht AG	41,944	$1,786,053
ProSiebenSat.1 Media SE	105,609	1,894,059
Puma SE	2,927	1,633,952
RWE AG	130,474	3,239,775
SAP SE	223,332	23,127,664
Siemens AG, Registered	180,108	19,794,359
thyssenkrupp AG	146,911	2,607,824
Vonovia SE	120,072	6,035,991
Wirecard AG	42,204	7,007,381
Zalando SE(a)(d)	38,489	1,176,976

		255,211,608

Greece — 0.0%
Alpha Bank AE(a)	846,435	847,894
JUMBO SA	49,280	807,481

		1,655,375

Hong Kong — 1.2%
AIA Group Ltd.	2,794,000	25,103,165
Bank of East Asia Ltd. (The)	713,600	2,396,340
BeiGene Ltd., ADR(a)(b)	11,984	1,551,688
CK Asset Holdings Ltd.	1,041,016	8,723,005
CK Hutchison Holdings Ltd.	856,016	8,612,852
CLP Holdings Ltd.	749,000	8,672,009
Galaxy Entertainment Group Ltd.	596,000	4,101,597
Hang Lung Properties Ltd.	2,208,000	4,811,806
Hang Seng Bank Ltd.	246,800	5,648,907
Henderson Land Development Co. Ltd.	1,121,458	6,352,837
Hong Kong & China Gas Co. Ltd.	4,291,755	9,309,094
Hong Kong Exchanges &Clearing Ltd.	308,000	9,577,530
Link REIT	669,500	7,337,734
Melco Resorts & Entertainment Ltd., ADR	138,565	2,990,233
New World Development Co. Ltd.	2,411,666	3,780,378
Sands China Ltd.	898,800	4,272,527
Swire Pacific Ltd., Class A	374,500	4,424,300
Techtronic Industries Co. Ltd.	669,500	3,877,907
WH Group Ltd.(d)	2,996,000	2,565,807
Wharf Holdings Ltd. (The)	561,200	1,691,460
Wharf Real Estate Investment Co. Ltd.	561,200	3,826,347

		129,627,523

Hungary — 0.1%
OTP Bank Nyrt	131,474	5,425,171

Indonesia — 0.3%
Astra International Tbk PT	6,449,400	3,900,335
Bank Central Asia Tbk PT	4,044,600	8,155,778
Bank Mandiri Persero Tbk PT	3,701,214	1,973,451
Bank Negara Indonesia Persero Tbk PT	3,107,088	2,018,023
Bank Rakyat Indonesia Persero Tbk PT	14,830,600	4,086,442
Charoen Pokphand Indonesia Tbk PT	3,351,245	1,774,859
Indocement Tunggal Prakarsa Tbk PT	548,400	754,553
Indofood Sukses Makmur Tbk PT	2,030,400	1,126,183
Kalbe Farma Tbk PT	8,366,500	958,053
Semen Indonesia Persero Tbk PT	1,099,800	997,671
Telekomunikasi Indonesia Persero Tbk PT	8,886,600	2,480,425
Unilever Indonesia Tbk PT	356,800	1,276,794
United Tractors Tbk PT	763,606	1,405,888

		30,908,455

Ireland — 0.4%
Bank of Ireland Group PLC	277,130	1,663,102
CRH PLC	224,700	6,471,581

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	48,685	$4,985,825
Linde PLC	143,059	23,320,047
Paddy Power Betfair PLC	26,215	2,149,244
Smurfit Kappa Group PLC	76,442	2,208,622

		40,798,421

Israel — 0.2%
Israel Chemicals Ltd.	262,430	1,520,443
Mizrahi Tefahot Bank Ltd.	179,365	3,332,810
Nice Ltd.(a)	64,494	7,102,195
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	242,676	4,817,119

		16,772,567

Italy — 0.7%
Assicurazioni Generali SpA	231,971	4,071,147
Atlantia SpA	169,274	4,008,977
CNH Industrial NV	412,226	4,050,845
Davide Campari-Milano SpA, NVS	346,246	3,116,817
Enel SpA	1,813,689	10,959,160
Eni SpA	534,527	9,081,153
Ferrari NV	34,774	4,333,293
Fiat Chrysler Automobiles NV(a)	276,551	4,733,904
Intesa Sanpaolo SpA	3,134,340	7,174,292
Leonardo SpA	139,675	1,355,564
Mediobanca Banca di Credito Finanziario SpA	398,109	3,469,929
Recordati SpA	62,265	2,260,550
Snam SpA	1,102,636	5,275,964
Telecom Italia SpA/Milano(a)	4,033,064	2,249,080
Tenaris SA	158,039	1,988,413
Terna Rete Elettrica Nazionale SpA	551,079	3,396,906
UniCredit SpA	452,944	5,243,040

		76,769,034

Japan — 7.6%
Acom Co. Ltd.	585,200	2,048,711
Aisin Seiki Co. Ltd.	59,600	2,349,389
Ajinomoto Co. Inc.	208,200	3,598,495
Alps Alpine Co. Ltd.	59,600	1,252,460
Asahi Group Holdings Ltd.	208,200	8,694,928
Asahi Kasei Corp.	299,600	3,281,478
Asics Corp.	133,900	1,931,664
Astellas Pharma Inc.	643,200	9,512,362
Bandai Namco Holdings Inc.	74,900	3,300,060
Bridgestone Corp.	225,300	8,670,003
Canon Inc.	282,500	8,083,295
Casio Computer Co. Ltd.	133,900	1,780,330
Central Japan Railway Co.	59,600	12,864,137
Chugai Pharmaceutical Co. Ltd.	74,900	4,418,432
Chugoku Electric Power Co. Inc. (The)	292,700	3,999,310
Concordia Financial Group Ltd.	728,300	2,998,056
Dai-ichi Life Holdings Inc.	282,500	4,567,295
Daiichi Sankyo Co. Ltd.	133,900	4,634,763
Daikin Industries Ltd.	59,600	6,443,021
Daiwa House Industry Co. Ltd.	208,200	6,747,417
Daiwa House REIT Investment Corp.	1,339	3,152,180
Daiwa Securities Group Inc.	728,300	3,625,774
Denso Corp.	133,900	6,137,032
East Japan Railway Co.	133,900	12,402,021
Eisai Co. Ltd.	59,600	4,610,607
FANUC Corp.	59,600	10,054,728
Fast Retailing Co. Ltd.	14,500	6,639,116
FUJIFILM Holdings Corp.	208,200	8,924,497

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	59,600	$3,989,032
Hitachi Ltd.	282,500	8,859,437
Honda Motor Co. Ltd.	431,100	12,870,017
Hoya Corp.	133,900	7,748,803
ITOCHU Corp.	436,500	7,987,593
Japan Post Holdings Co. Ltd.	356,800	4,383,365
Japan Tobacco Inc.	282,500	7,138,427
JFE Holdings Inc.	133,900	2,355,523
JTEKT Corp.	148,900	1,927,778
JXTG Holdings Inc.	1,025,580	5,592,017
Kakaku.com Inc.	133,900	2,342,604
Kansai Electric Power Co. Inc. (The)	208,200	3,164,227
Kao Corp.	133,900	9,439,316
KDDI Corp.	431,100	10,786,413
Keikyu Corp.(b)	281,900	4,794,605
Keyence Corp.	23,500	12,062,023
Kintetsu Group Holdings Co. Ltd.	133,900	5,838,055
Kirin Holdings Co. Ltd.	292,700	6,965,846
Komatsu Ltd.	282,500	7,168,279
Kubota Corp.	292,700	4,609,830
Kyocera Corp.	133,900	7,522,417
Kyushu Electric Power Co. Inc.	282,500	3,493,936
Lion Corp.	148,900	3,096,212
M3 Inc.	134,600	1,935,578
Marubeni Corp.	728,300	5,665,522
Mazda Motor Corp.	224,700	2,475,561
MEIJI Holdings Co. Ltd.	74,900	5,788,009
MINEBEA MITSUMI Inc.	149,800	2,452,849
MISUMI Group Inc.	149,800	3,413,618
Mitsubishi Chemical Holdings Corp.	823,900	7,064,055
Mitsubishi Corp.	356,800	10,428,933
Mitsubishi Electric Corp.	579,700	7,273,549
Mitsubishi Estate Co. Ltd.	292,700	5,175,973
Mitsubishi Heavy Industries Ltd.	133,900	5,171,200
Mitsubishi Motors Corp.	299,600	1,852,713
Mitsubishi UFJ Financial Group Inc.	2,996,000	16,066,026
Mitsui &Co. Ltd.	505,400	8,231,384
Mitsui Fudosan Co. Ltd.	233,100	5,648,118
Mizuho Financial Group Inc.	5,929,300	9,774,110
MS&AD Insurance Group Holdings Inc.	224,700	6,677,201
Murata Manufacturing Co. Ltd.	59,600	8,444,657
NEC Corp.	125,400	4,205,734
Nexon Co. Ltd.(a)	149,800	2,287,674
Nidec Corp.	59,900	7,171,708
Nintendo Co. Ltd.	30,100	9,356,639
Nippon Prologis REIT Inc.	2,247	4,903,634
Nippon Steel & Sumitomo Metal Corp.	208,534	3,851,450
Nippon Telegraph & Telephone Corp.	208,200	8,935,975
Nissan Motor Co. Ltd.	728,300	6,202,228
Nitto Denko Corp.	59,600	3,362,529
Nomura Holdings Inc.	1,722,700	6,994,957
Nomura Real Estate Master Fund Inc.	2,825	4,046,839
NTT DOCOMO Inc.	395,320	9,464,360
Olympus Corp.	59,600	2,447,965
Ono Pharmaceutical Co. Ltd.	133,900	2,916,567
Oriental Land Co. Ltd./Japan	74,900	7,659,993
ORIX Corp.	431,100	6,496,407
Otsuka Holdings Co. Ltd.	149,800	6,129,371
Panasonic Corp.	579,700	5,656,909
Rakuten Inc.(a)	356,800	2,685,098

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	224,700	$6,013,404
Renesas Electronics Corp.(a)	299,600	1,720,573
Resona Holdings Inc.	728,300	3,679,980
SBI Holdings Inc./Japan	133,930	2,852,612
Secom Co. Ltd.	59,600	4,984,100
Seven & i Holdings Co. Ltd.	208,200	9,066,065
Seven Bank Ltd.	599,200	1,783,890
Shin-Etsu Chemical Co. Ltd.	133,900	11,289,777
Shionogi & Co. Ltd.	148,900	9,147,711
Shiseido Co. Ltd.	133,900	7,966,576
Softbank Corp.(a)	374,500	4,621,460
SoftBank Group Corp.	208,200	16,310,881
Sompo Holdings Inc.	149,800	5,624,210
Sony Corp.	356,800	17,923,602
Subaru Corp.	224,700	5,269,084
Sumitomo Chemical Co. Ltd.	728,300	3,787,722
Sumitomo Corp.	543,200	8,392,822
Sumitomo Electric Industries Ltd.	356,800	5,070,212
Sumitomo Mitsui Financial Group Inc.	374,500	13,919,439
Sumitomo Mitsui Trust Holdings Inc.	133,908	5,077,996
Suzuki Motor Corp.	59,000	3,076,045
T&D Holdings Inc.	282,500	3,495,233
Takeda Pharmaceutical Co. Ltd.	376,234	15,173,123
TDK Corp.	59,600	4,693,301
Terumo Corp.	133,900	7,638,070
Tohoku Electric Power Co. Inc.	282,500	3,821,005
Tokio Marine Holdings Inc.	208,200	10,162,257
Tokyo Electric Power Co. Holdings Inc.(a)	505,400	3,106,796
Tokyo Electron Ltd.	59,600	8,562,400
Tokyo Gas Co. Ltd.	133,900	3,516,982
Toray Industries Inc.	674,100	4,997,990
Toshiba Corp.	149,800	4,728,136
Toyota Motor Corp.	579,700	35,555,430
Unicharm Corp.	149,800	4,616,642
USS Co. Ltd.	282,500	4,942,387
Yaskawa Electric Corp.	59,600	1,675,788
ZOZO Inc.	59,600	1,200,981

		784,637,091

Malaysia — 0.2%
AirAsia Group Bhd	1,917,100	1,422,848
Alliance Bank Malaysia Bhd	1,582,800	1,638,445
CIMB Group Holdings Bhd	1,108,700	1,521,214
Dialog Group Bhd	1,123,500	822,876
DiGi.Com Bhd(b)	1,174,100	1,335,768
Genting Bhd	599,200	1,015,246
Genting Plantations Bhd	431,100	1,075,645
Hong Leong Bank Bhd	172,900	871,254
Hong Leong Financial Group Bhd	356,800	1,716,055
IHH Healthcare Bhd	2,065,700	2,824,199
IOI Properties Group Bhd(b)	1,660,418	632,386
Malaysia Airports Holdings Bhd(b)	352,200	691,330
Maxis Bhd	720,100	1,010,883
Petronas Gas Bhd	208,200	919,008
PPB Group Bhd	431,100	1,915,532
Press Metal Aluminium Holdings Bhd(b)	749,000	788,132
Public Bank Bhd	528,570	3,197,745
RHB Bank Bhd, New(a)(c)	146,400	—
Telekom Malaysia Bhd(b)	951,200	675,779
Tenaga Nasional Bhd	282,500	889,710

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	2,291,900	$615,501

		25,579,556

Mexico — 0.3%
Alfa SAB de CV, Class A	1,277,900	1,616,494
America Movil SAB de CV, Series L, NVS	7,549,200	6,074,035
Cemex SAB de CV, CPO(a)	5,299,854	2,877,169
Fomento Economico Mexicano SAB de CV	802,600	7,337,949
Grupo Financiero Banorte SAB de CV, Class O	686,600	3,830,592
Grupo Mexico SAB de CV, Series B	951,228	2,289,056
Grupo Televisa SAB, CPO	579,700	1,456,542
Mexichem SAB de CV	453,123	1,216,377
Wal-Mart de Mexico SAB de CV	1,768,500	4,665,626

		31,363,840

Netherlands — 1.1%
Aegon NV	462,603	2,379,107
AerCap Holdings NV(a)	38,948	1,840,682
Akzo Nobel NV	86,908	7,515,091
ArcelorMittal	174,164	4,035,858
ASML Holding NV	97,370	17,118,836
Heineken NV	71,181	6,401,813
ING Groep NV	844,550	9,993,138
Koninklijke Ahold Delhaize NV	280,126	7,399,329
Koninklijke DSM NV	41,461	3,881,120
Koninklijke KPN NV	1,024,025	3,157,271
Koninklijke Philips NV	291,529	11,493,929
NN Group NV	78,464	3,324,036
NXP Semiconductors NV	90,629	7,887,442
Unilever NV, CVA	317,269	16,981,120
Wolters Kluwer NV	93,324	5,825,401

		109,234,173

New Zealand — 0.0%
Auckland International Airport Ltd.	422,917	2,156,014
Fisher & Paykel Healthcare Corp. Ltd.	189,497	1,650,826

		3,806,840

Norway — 0.2%
DNB ASA	231,228	4,099,709
Equinor ASA	264,727	6,059,164
Orkla ASA	652,010	5,255,711
Telenor ASA	266,892	5,050,464
Yara International ASA	53,179	2,197,615

		22,662,663

Pakistan — 0.0%
Habib Bank Ltd.	133,900	144,248
MCB Bank Ltd.	59,600	89,628
Oil & Gas Development Co. Ltd.	133,900	145,759

		379,635

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	193,740	3,032,031
Credicorp Ltd.	23,630	5,736,891

		8,768,922

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	674,660	831,835
Aboitiz Power Corp.	1,877,000	1,383,166
Ayala Land Inc.	1,991,400	1,696,760
Bank of the Philippine Islands	1,187,444	2,073,640
BDO Unibank Inc.	1,335,295	3,459,313
Jollibee Foods Corp.	586,370	3,555,804
Metropolitan Bank & Trust Co.	97,379	156,973

Security	Shares	Value

Philippines (continued)
Security Bank Corp.	214,000	$735,099
SM Prime Holdings Inc.	3,639,125	2,660,730

		16,553,320

Poland — 0.1%
Alior Bank SA(a)	123,377	1,910,298
Bank Millennium SA(a)	963,989	2,289,495
Bank Polska Kasa Opieki SA	27,344	814,360
CCC SA	16,199	779,929
Cyfrowy Polsat SA(a)	196,454	1,253,742
KGHM Polska Miedz SA(a)	27,344	693,310
mBank SA	11,741	1,419,549
Powszechna Kasa Oszczednosci Bank Polski SA	255,547	2,718,797

		11,879,480

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	1	—
EDP - Energias de Portugal SA	945,414	3,460,559
Jeronimo Martins SGPS SA	177,513	2,519,611

		5,980,170

Qatar — 0.1%
Ezdan Holding Group QSC(a)	263,177	1,126,203
Masraf Al Rayan QSC	249,060	2,782,108
Ooredoo QPSC	48,148	1,000,529
Qatar Insurance Co. SAQ	139,314	1,487,160
Qatar National Bank QPSC	95,123	5,156,305

		11,552,305

Russia — 0.4%
LUKOIL PJSC, ADR, NVS, New	157,818	12,657,003
MMC Norilsk Nickel PJSC, ADR, NVS	179,760	3,776,758
Mobile TeleSystems PJSC, ADR, NVS	320,241	2,754,073
Novatek PJSC, GDR, NVS(e)	35,952	6,597,192
Sberbank of Russia PJSC, ADR	662,116	8,988,225
Surgutneftegas PJSC, ADR, NVS, New	331,621	1,379,543
Tatneft PJSC, ADR	101,864	7,474,780

		43,627,574

Singapore — 0.4%
Ascendas REIT	2,445,999	4,984,224
CapitaLand Ltd.	2,973,000	7,362,578
CapitaLand Mall Trust	2,281,800	4,072,673
DBS Group Holdings Ltd.	356,800	6,347,121
Genting Singapore Ltd.	2,214,300	1,811,423
Keppel Corp. Ltd.	658,400	2,986,829
Oversea-Chinese Banking Corp. Ltd.(b)	525,600	4,499,056
Singapore Press Holdings Ltd.	236,000	440,531
Singapore Telecommunications Ltd.	2,362,900	5,306,926
United Overseas Bank Ltd.	233,600	4,376,146

		42,187,507

South Africa — 0.7%
Bid Corp. Ltd.	90,352	1,929,325
Capitec Bank Holdings Ltd.	36,701	3,225,291
FirstRand Ltd.	1,157,287	6,051,556
Fortress REIT Ltd., Series B	464,832	543,296
Gold Fields Ltd.	217,258	880,165
Growthpoint Properties Ltd.	1,046,168	2,047,399
MMI Holdings Ltd./South Africa(a)	1,193,731	1,513,978
Mr. Price Group Ltd.	155,589	2,614,646
MTN Group Ltd.	398,861	2,615,891
Naspers Ltd., Class N	111,156	25,464,524
Nedbank Group Ltd.	58,861	1,267,574

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Old Mutual Ltd.	1,835,993	$3,236,162
PSG Group Ltd.	103,726	1,958,366
Redefine Properties Ltd.	2,433,675	1,934,836
Sanlam Ltd.	1,106,078	7,010,717
Sappi Ltd.	426,343	2,506,653
Sasol Ltd.	148,393	4,477,734
Standard Bank Group Ltd.	494,580	7,267,754
Woolworths Holdings Ltd./South Africa	342,531	1,296,559

		77,842,426

South Korea — 1.7%
Amorepacific Corp.	12,484	2,036,441
AMOREPACIFIC Group	20,223	1,245,024
BGF retail Co. Ltd.	5,285	873,985
Celltrion Inc.(a)(b)	22,429	4,414,642
CJ CheilJedang Corp.	5,054	1,555,741
CJ Corp.	10,922	1,182,853
CJ ENM Co. Ltd.	7,585	1,447,261
Coway Co. Ltd.	22,143	1,659,755
GS Engineering & Construction Corp.	41,960	1,774,339
GS Retail Co. Ltd.	21,400	693,363
Hana Financial Group Inc.	80,276	2,882,332
Hankook Tire Co. Ltd.	22,143	831,867
Hanmi Pharm Co. Ltd.	4,625	1,804,026
Hanmi Science Co. Ltd.	17,730	1,168,030
Hanwha Corp.	75,492	2,384,886
HDC Holdings Co. Ltd.	1	17
HLB Inc.(a)	13,712	924,280
Hyundai Glovis Co. Ltd.	5,797	739,832
Hyundai Heavy Industries Co. Ltd.(a)	15,050	1,873,388
Hyundai Heavy Industries Holdings Co. Ltd.(a)	3,360	1,084,114
Hyundai Marine & Fire Insurance Co. Ltd.	37,450	1,257,141
Hyundai Mobis Co. Ltd.	14,713	2,975,262
Hyundai Motor Co.	37,746	4,393,212
Hyundai Steel Co.	26,964	1,240,783
KB Financial Group Inc.(a)	89,880	3,881,485
KCC Corp.	7,490	2,201,258
Kia Motors Corp.	51,120	1,670,078
Korea Aerospace Industries Ltd.(a)	44,297	1,357,595
Korea Electric Power Corp.(a)	58,550	1,815,463
Korea Zinc Co. Ltd.	2,825	1,118,422
KT Corp.(a)	43,790	1,125,596
KT&G Corp.(a)	24,843	2,212,683
LG Chem Ltd.	10,255	3,391,758
LG Corp.	19,171	1,338,774
LG Display Co. Ltd.(a)(b)	87,380	1,484,278
LG Electronics Inc.	23,635	1,414,722
LG Household & Health Care Ltd.	2,082	2,367,079
Lotte Chemical Corp.	8,769	2,364,355
Lotte Corp.(a)(b)	48,685	2,288,433
Lotte Shopping Co. Ltd.	2,996	527,763
Mirae Asset Daewoo Co. Ltd.	674,849	4,603,518
NAVER Corp.	35,404	4,327,456
NCSoft Corp.	4,311	1,815,219
OCI Co. Ltd.	13,227	1,271,998
Orion Corp./Republic of Korea	9,578	977,039
Ottogi Corp.	1,339	937,474
POSCO	18,152	4,470,092
Samsung Biologics Co. Ltd.(a)(d)	4,844	1,737,075
Samsung C&T Corp.	28,462	3,069,644
Samsung Electronics Co. Ltd.	1,149,298	47,670,069

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	11,741	$2,880,774
Samsung SDI Co. Ltd.	20,657	4,149,409
Shinhan Financial Group Co. Ltd.(a)	108,458	4,211,015
SK Holdings Co. Ltd.	10,998	2,604,568
SK Hynix Inc.	135,675	9,011,264
SK Innovation Co. Ltd.	23,219	3,933,655
SK Telecom Co. Ltd.	8,026	1,861,060
Woori Bank(a)	61,320	825,776

		171,359,421

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	99,057	4,103,231
Amadeus IT Group SA	110,431	8,043,805
Banco Bilbao Vizcaya Argentaria SA	1,445,167	8,573,185
Banco de Sabadell SA	2,246,251	2,575,913
Banco Santander SA	3,629,201	17,206,991
Bankia SA	614,624	1,791,335
CaixaBank SA	864,574	3,271,798
Ferrovial SA	160,216	3,597,744
Grifols SA	134,820	3,519,406
Iberdrola SA	1,371,151	11,327,952
Iberdrola SA, New	34,984	289,025
Industria de Diseno Textil SA	306,124	8,553,226
International Consolidated Airlines Group SA	317,269	2,688,147
Red Electrica Corp. SA	190,260	4,388,106
Repsol SA	464,914	8,178,024
Telefonica SA	969,278	8,335,921

		96,443,809

Sweden — 0.8%
Assa Abloy AB, Class B	190,246	3,537,969
Atlas Copco AB, Class A	295,855	7,701,108
Boliden AB	149,800	3,738,687
Electrolux AB, Series B	48,987	1,157,094
Epiroc AB, Class A(a)	329,157	3,154,319
Essity AB, Class B	116,844	3,231,299
Hennes & Mauritz AB, Class B	227,696	3,538,540
Hexagon AB, Class B	63,665	3,107,515
Investor AB, Class B	109,153	4,790,921
Lundin Petroleum AB	104,469	3,342,869
Millicom International Cellular SA, SDR(a)	26,613	1,664,921
Sandvik AB	456,659	7,283,527
Skandinaviska Enskilda Banken AB, Class A	362,236	3,795,626
SKF AB, Class B	94,593	1,587,659
Svenska Handelsbanken AB, Class A	514,963	5,589,474
Swedbank AB, Class A	215,772	4,891,524
Telefonaktiebolaget LM Ericsson, Class B	799,337	7,099,917
Telia Co. AB	562,767	2,449,558
Volvo AB, Class B	472,262	6,788,546

		78,451,073

Switzerland — 2.7%
ABB Ltd., Registered	539,848	10,314,302
Adecco Group AG, Registered	49,434	2,477,928
Barry Callebaut AG, Registered	2,082	3,546,598
Cie. Financiere Richemont SA, Registered	139,548	9,623,903
Coca-Cola HBC AG	92,581	3,115,278
Credit Suisse Group AG, Registered	471,254	5,707,204
Geberit AG, Registered	10,486	4,102,023
Givaudan SA, Registered	3,568	8,660,159
Julius Baer Group Ltd.	102,342	4,107,709
Kuehne + Nagel International AG, Registered	6,540	885,975

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
LafargeHolcim Ltd., Registered	143,059	$6,723,961
Lonza Group AG, Registered	25,466	6,722,654
Nestle SA, Registered	709,581	61,824,596
Novartis AG, Registered	507,183	44,220,673
Partners Group Holding AG	5,243	3,606,842
Roche Holding AG, NVS	158,561	42,185,441
Schindler Holding AG, Participation Certificates, NVS	14,791	3,145,752
Schindler Holding AG, Registered	6,546	1,382,967
SGS SA, Registered	1,339	3,232,441
Sika AG, Registered	43,566	5,752,592
Sonova Holding AG, Registered	14,713	2,761,376
Swatch Group AG (The), Bearer	9,512	2,734,424
Swiss Prime Site AG, Registered	26,215	2,223,558
Swiss Re AG	98,525	9,452,283
Swisscom AG, Registered	5,054	2,424,860
Temenos AG, Registered	19,474	2,628,332
UBS Group AG, Registered	825,178	10,687,972
Vifor Pharma AG	22,143	2,818,931
Zurich Insurance Group AG	32,571	10,233,223

		277,303,957

Taiwan — 1.2%
Acer Inc.	3,568,000	2,264,733
ASE Technology Holding Co. Ltd.	1,818,873	3,552,313
Cathay Financial Holding Co. Ltd.	2,208,000	3,133,597
Chang Hwa Commercial Bank Ltd.	6,185,535	3,604,026
China Airlines Ltd.	5,054,000	1,735,583
China Development Financial Holding Corp.	19,219,000	6,243,368
China Steel Corp.	2,270,305	1,880,744
Chunghwa Telecom Co. Ltd.	2,082,140	7,251,891
CTBC Financial Holding Co. Ltd.	3,801,142	2,561,191
E.Sun Financial Holding Co. Ltd.	2,208,054	1,534,494
Eva Airways Corp.	5,660,007	2,745,117
Far EasTone Telecommunications Co. Ltd.	596,000	1,389,047
First Financial Holding Co. Ltd.	2,314,107	1,536,637
Formosa Plastics Corp.	761,160	2,527,166
Formosa Taffeta Co. Ltd.	1,339,000	1,534,196
Highwealth Construction Corp.	1,339,000	2,089,906
Hon Hai Precision Industry Co. Ltd.	3,014,000	6,867,503
Hua Nan Financial Holdings Co. Ltd.	4,657,505	2,797,095
MediaTek Inc.	596,000	4,714,223
Mega Financial Holding Co. Ltd.	1,561,287	1,351,830
Nan Ya Plastics Corp.	1,489,830	3,700,146
SinoPac Financial Holdings Co. Ltd.	6,741,842	2,271,310
Taishin Financial Holding Co. Ltd.	2,336,789	1,034,465
Taiwan Business Bank	9,253,897	3,328,469
Taiwan Cooperative Financial Holding Co. Ltd.	5,745,196	3,459,666
Taiwan Mobile Co. Ltd.	596,000	2,124,310
Taiwan Semiconductor Manufacturing Co. Ltd.	5,797,000	41,701,642
Uni-President Enterprises Corp.	2,996,600	7,013,184
United Microelectronics Corp.	8,026,000	2,965,190

		128,913,042

Thailand — 0.2%
Bangkok Dusit Medical Services PCL, NVDR	3,624,800	2,738,106
Bangkok Expressway & Metro PCL, NVDR	13,641,800	4,541,081
Central Pattana PCL, NVDR	1,883,000	4,806,570
Charoen Pokphand Foods PCL, NVDR	2,808,700	2,449,774
Energy Absolute PCL, NVDR(b)	951,200	1,446,171
Glow Energy PCL, NVDR	1,423,100	4,202,000
Indorama Ventures PCL, NVDR	2,288,633	3,516,184

Security	Shares	Value

Thailand (continued)
Kasikornbank PCL, NVDR	247,423	$1,583,887

		25,283,773

Turkey —0.1%
Akbank T.A.S	507,076	693,618
Anadolu Efes Biracilik Ve Malt Sanayii AS	101,119	430,585
Arcelik AS	146,911	525,665
BIM Birlesik Magazalar AS	61,105	1,065,462
TAV Havalimanlari Holding AS	153,121	824,787
Turk Hava Yollari AO(a)(b)	376,481	1,121,609
Turkiye Garanti Bankasi AS	704,380	1,232,961
Turkiye Sise ve Cam Fabrikalari AS	1,288,517	1,690,340

		7,585,027

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	668,120	1,700,768
Aldar Properties PJSC	4,051,639	1,753,909
DP World Ltd.	80,356	1,430,337
Emaar Properties PJSC	1,198,932	1,406,860

		6,291,874

United Kingdom — 5.1%
3i Group PLC	612,682	6,847,374
Anglo American PLC	327,671	8,374,146
Antofagasta PLC	114,871	1,314,329
Aptiv PLC	66,169	5,235,953
Ashtead Group PLC	118,586	3,008,344
Associated British Foods PLC	58,550	1,839,228
AstraZeneca PLC	303,895	22,114,654
Auto Trader Group PLC(d)	491,580	2,955,186
Aviva PLC	686,647	3,740,358
BAE Systems PLC	883,942	5,951,117
Barclays PLC	3,582,467	7,454,323
Barratt Developments PLC	217,210	1,538,936
Berkeley Group Holdings PLC	32,207	1,590,022
BP PLC	4,254,808	29,109,935
British American Tobacco PLC	545,066	19,265,983
British Land Co. PLC (The)	224,541	1,693,666
BT Group PLC	2,375,079	7,260,869
Burberry Group PLC	114,128	2,704,587
Capri Holdings Ltd.(a)	47,405	2,013,764
Carnival PLC	97,568	5,529,139
Centrica PLC	1,744,008	3,129,228
Compass Group PLC	531,790	11,406,053
Diageo PLC	502,833	19,192,024
Experian PLC	407,025	10,237,252
Ferguson PLC	92,876	6,223,531
Fresnillo PLC	128,245	1,695,434
G4S PLC	463,631	1,192,627
GlaxoSmithKline PLC	1,145,663	22,262,330
Glencore PLC	2,741,432	11,159,440
HSBC Holdings PLC	4,308,304	36,208,760
Imperial Brands PLC	223,332	7,417,999
Intertek Group PLC	46,662	3,012,606
J Sainsbury PLC	793,242	2,975,977
Johnson Matthey PLC	93,324	3,735,680
Kingfisher PLC	410,474	1,202,487
Land Securities Group PLC	384,523	4,376,362
Legal & General Group PLC	2,628,319	8,968,555
Lloyds Banking Group PLC	13,842,092	10,542,770
London Stock Exchange Group PLC	59,920	3,609,249
Marks & Spencer Group PLC	770,360	2,926,613

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC	1,799,847	$3,992,973
Micro Focus International PLC	128,245	2,447,836
National Grid PLC	834,608	9,059,749
Next PLC	34,031	2,169,812
NMC Health PLC	55,578	1,883,316
Pearson PLC	286,446	3,413,857
Persimmon PLC	62,167	1,942,218
Prudential PLC	639,370	12,493,938
Reckitt Benckiser Group PLC	152,796	11,784,368
RELX PLC	651,630	14,456,456
Rio Tinto PLC	284,724	15,683,873
Rolls-Royce Holdings PLC	519,071	6,038,790
Royal Bank of Scotland Group PLC	770,721	2,442,353
Royal Dutch Shell PLC, Class A	885,821	27,523,286
Royal Dutch Shell PLC, Class B	976,696	30,430,369
RSA Insurance Group PLC	315,783	2,130,155
Severn Trent PLC	62,916	1,654,016
Smith & Nephew PLC	339,297	6,404,811
SSE PLC	308,423	4,746,867
St. James’s Place PLC	160,782	1,983,877
Standard Chartered PLC	822,966	6,645,902
Standard Life Aberdeen PLC	700,315	2,318,274
Taylor Wimpey PLC	985,389	2,140,724
Tesco PLC	2,088,212	6,128,421
Unilever PLC	329,243	17,256,980
Vodafone Group PLC	6,383,845	11,637,436
Weir Group PLC (The)	75,492	1,494,555
Wm Morrison Supermarkets PLC	1,020,310	3,144,026
WPP PLC	367,793	4,208,209

		528,674,337

United States — 54.0%
3M Co.	148,302	29,704,891
Abbott Laboratories	416,684	30,409,598
AbbVie Inc.	361,849	29,052,856
ABIOMED Inc.(a)(b)	12,274	4,309,033
Accenture PLC, Class A	165,991	25,487,918
Activision Blizzard Inc.	167,986	7,935,659
Acuity Brands Inc.	12,490	1,510,166
Adobe Inc.(a)	120,072	29,756,243
Advance Auto Parts Inc.	22,143	3,525,166
Advanced Micro Devices Inc.(a)	225,659	5,508,336
AES Corp./VA	353,528	5,794,324
Aflac Inc.	237,659	11,336,333
Agilent Technologies Inc.	76,978	5,854,177
Air Products &Chemicals Inc.	63,751	10,480,027
Akamai Technologies Inc.(a)	55,673	3,624,312
Albemarle Corp.	28,462	2,297,737
Alexion Pharmaceuticals Inc.(a)	56,321	6,925,230
Align Technology Inc.(a)(b)	18,428	4,587,651
Alkermes PLC(a)	45,689	1,501,797
Alleghany Corp.	8,988	5,676,461
Allergan PLC	82,922	11,939,110
Alliance Data Systems Corp.	12,484	2,217,034
Alliant Energy Corp.	88,866	3,951,871
Allstate Corp. (The)	82,778	7,273,703
Alnylam Pharmaceuticals Inc.(a)	25,466	2,127,175
Alphabet Inc., Class A(a)	68,159	76,739,537
Alphabet Inc., Class C,NVS(a)	73,402	81,943,791
Altria Group Inc.	464,380	22,917,153
Amazon.com Inc.(a)	97,371	167,354,459

Security	Shares	Value

United States (continued)
Ameren Corp.	60,785	$4,214,832
American Electric Power Co. Inc	146,055	11,555,872
American Express Co.	196,238	20,153,643
American International Group Inc.	228,256	9,867,507
American Tower Corp.	100,011	17,285,901
American Water Works Co. Inc.	71,181	6,809,886
Ameriprise Financial Inc.	44,433	5,625,218
AmerisourceBergen Corp.	37,003	3,084,940
AMETEK Inc.	37,450	2,730,105
Amgen Inc.	167,027	31,252,422
Amphenol Corp., Class A	108,184	9,511,537
Anadarko Petroleum Corp.	127,645	6,041,438
Analog Devices Inc.	80,892	7,996,983
Annaly Capital Management Inc.	304,638	3,180,421
Anthem Inc.	69,004	20,908,212
Aon PLC	47,187	7,372,025
Apache Corp.	89,609	2,940,967
Apple Inc.	1,140,727	189,862,602
Applied Materials Inc.	278,628	10,888,782
Archer-Daniels-Midland Co.	168,994	7,587,831
Arconic Inc.	109,354	2,058,042
Arista Networks Inc.(a)(b)	12,484	2,681,314
AT&T Inc.	1,646,148	49,483,209
Autodesk Inc.(a)	57,064	8,399,821
Autoliv Inc.	23,629	1,886,776
Automatic Data Processing Inc.	120,815	16,894,770
AutoZone Inc.(a)	6,540	5,541,604
AvalonBay Communities Inc.	28,087	5,418,544
Baker Hughes a GE Co.	108,382	2,554,564
Ball Corp.	86,135	4,503,138
Bank of America Corp.	2,258,984	64,313,274
Bank of New York Mellon Corp. (The)	255,786	13,382,724
Baxter International Inc.	125,887	9,125,549
BB&T Corp.	178,622	8,716,754
Becton Dickinson and Co.	74,151	18,497,708
Berkshire Hathaway Inc., Class B(a)	281,624	57,884,997
Best Buy Co. Inc.	75,492	4,472,146
Biogen Inc.(a)	49,434	16,500,081
BioMarin Pharmaceutical Inc.(a)(b)	50,183	4,926,465
BlackRock Inc.(f)	28,087	11,658,352
Boeing Co. (The)	132,703	51,172,931
Booking Holdings Inc.(a)	10,621	19,466,275
BorgWarner Inc.	59,293	2,425,084
Boston Properties Inc.	46,885	6,182,725
Boston Scientific Corp.(a)	399,595	15,244,549
Brighthouse Financial Inc.(a)(b)	40,446	1,510,254
Bristol-Myers Squibb Co.	398,273	19,662,738
Broadcom Inc.	100,966	27,084,129
Brookfield Property REIT Inc., Class A	54,269	987,696
Brown-Forman Corp., Class B, NVS	59,171	2,795,830
Bunge Ltd.	34,774	1,915,004
Cabot Oil & Gas Corp.(b)	136,318	3,401,134
Cadence Design Systems Inc.(a)	91,378	4,388,885
Capital One Financial Corp.	127,645	10,286,911
Cardinal Health Inc.	98,119	4,903,006
CarMax Inc.(a)(b)	44,433	2,611,772
Carnival Corp	65,237	3,756,346
Caterpillar Inc.	134,354	17,890,579
Cboe Global Markets Inc.	25,466	2,375,214
CBRE Group Inc., Class A(a)	77,721	3,555,736

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CBS Corp., Class B, NVS	110,852	$5,482,740
Celanese Corp.	22,886	2,191,563
Celgene Corp.(a)	173,019	15,305,261
Centene Corp.(a)	48,933	6,389,182
CenturyLink Inc.	232,526	3,562,298
Cerner Corp.(a)	60,036	3,296,577
CF Industries Holdings Inc.	70,438	3,074,619
CH Robinson Worldwide Inc.	56,321	4,886,973
Charles Schwab Corp. (The)	308,353	14,421,670
Charter Communications Inc., Class A(a)(b)	43,442	14,381,474
Chemours Co. (The)	57,807	2,066,600
Cheniere Energy Inc.(a)	76,978	5,053,606
Chevron Corp.	435,169	49,892,126
Chipotle Mexican Grill Inc.(a)(b)	6,540	3,463,649
Chubb Ltd.	106,026	14,106,759
Church & Dwight Co. Inc.	93,709	6,054,538
Cigna Corp.	101,091	20,198,993
Cisco Systems Inc.	1,117,508	52,846,953
CIT Group Inc.	54,835	2,532,829
Citigroup Inc.	605,941	39,058,957
Citizens Financial Group Inc.	137,161	4,652,501
Citrix Systems Inc.	42,204	4,327,598
Clorox Co. (The)	33,443	4,962,272
CME Group Inc.	75,699	13,798,414
CMS Energy Corp.	86,637	4,517,253
Coca-Cola Co. (The)	882,436	42,471,645
Cognizant Technology Solutions Corp., Class A	154,294	10,751,206
Colgate-Palmolive Co.	223,202	14,436,705
Comcast Corp., Class A	1,122,751	41,059,004
Comerica Inc.	69,695	5,487,784
Conagra Brands Inc.	143,059	3,095,797
Concho Resources Inc.(a)(b)	47,187	5,654,890
ConocoPhillips	263,920	17,864,745
Consolidated Edison Inc.	64,494	5,007,959
Constellation Brands Inc., Class A	42,204	7,329,147
Copart Inc.(a)(b)	65,237	3,302,949
Corning Inc.	272,636	9,067,873
CoStar Group Inc.(a)	11,984	4,682,628
Costco Wholesale Corp.	104,469	22,422,181
Coty Inc., Class A	144,557	1,121,762
Crown Castle International Corp.	81,641	9,556,895
CSX Corp.	219,487	14,420,296
Cummins Inc.	42,335	6,227,902
CVS Health Corp.	312,421	20,479,197
Danaher Corp.(b)	175,266	19,440,505
Darden Restaurants Inc.	29,211	3,065,110
DaVita Inc.(a)	38,489	2,160,388
Deere &Co.	75,492	12,380,688
Dell Technologies Inc., Class C(a)	45,689	2,220,029
Delta Air Lines Inc.	57,064	2,820,674
Devon Energy Corp.	134,820	3,592,953
DexCom Inc.(a)	23,110	3,259,203
Diamondback Energy Inc.	35,203	3,630,133
Digital Realty Trust Inc.	39,975	4,330,892
Discover Financial Services	71,924	4,854,151
Discovery Inc., Class A(a)(b)	107,107	3,039,697
DISH Network Corp., Class A(a)	65,291	2,002,475
Dollar General Corp.	63,751	7,358,778
Dollar Tree Inc.(a)	54,092	5,237,728
Dominion Energy Inc.	207,989	14,609,147

Security	Shares	Value

United States (continued)
Domino’s Pizza Inc.	12,484	$3,542,085
Dover Corp.	75,649	6,644,252
DowDuPont Inc.	523,058	28,145,751
DR Horton Inc.	134,189	5,159,567
DTE Energy Co	35,517	4,182,127
Duke Energy Corp.	185,752	16,305,311
Duke Realty Corp.	109,670	3,206,751
DXC Technology Co.	74,749	4,792,906
Eaton Corp. PLC	133,446	10,175,257
eBay Inc.(a)	246,464	8,293,514
Ecolab Inc.	74,153	11,728,780
Edison International	84,637	4,821,770
Edwards Lifesciences Corp.(a)	49,634	8,458,626
Electronic Arts Inc.(a)	72,673	6,703,358
Eli Lilly & Co.	236,523	28,349,647
Emerson Electric Co.	139,501	9,133,130
Entergy Corp.	67,526	6,022,644
EOG Resources Inc.	140,876	13,974,899
Equifax Inc.	28,830	3,085,387
Equinix Inc.	17,409	6,859,146
Equity Residential	79,950	5,801,172
Essex Property Trust Inc.	19,914	5,400,677
Estee Lauder Companies Inc. (The), Class A	48,685	6,641,608
Everest Re Group Ltd.	13,970	3,060,129
Eversource Energy	58,422	4,055,071
Exelon Corp.	215,772	10,305,271
Expedia Group Inc.	28,462	3,394,094
Expeditors International of Washington Inc.	80,892	5,605,816
Extra Space Storage Inc.	50,377	4,967,676
Exxon Mobil Corp.	971,453	71,188,076
F5 Networks Inc.(a)	26,033	4,190,011
Facebook Inc., Class A(a)	563,248	93,887,809
Fastenal Co.	60,600	3,663,876
Federal Realty Investment Trust	16,942	2,246,001
FedEx Corp.	63,665	11,304,994
Fidelity National Financial Inc.	67,466	2,439,571
Fidelity National Information Services Inc.	55,578	5,809,568
Fifth Third Bancorp	236,429	6,341,026
First Data Corp., Class A(a)	128,079	3,157,147
First Republic Bank/CA	65,912	6,369,077
FirstEnergy Corp.	126,759	4,968,953
FleetCor Technologies Inc.(a)	22,470	4,534,671
Fluor Corp.	55,808	2,040,899
FMC Corp.	31,065	2,478,987
Ford Motor Co.	815,072	7,172,634
Fortive Corp.	106,467	7,983,960
Franklin Resources Inc.	157,290	4,657,357
Freeport-McMoRan Inc.	359,926	4,189,539
Gap Inc. (The)	68,952	1,754,139
Gartner Inc.(a)	27,713	3,765,920
General Dynamics Corp.	73,410	12,565,590
General Electric Co.	2,050,217	20,830,205
General Mills Inc.	168,963	7,508,716
General Motors Co.	286,867	11,193,550
Gilead Sciences Inc.	295,869	20,713,789
Goldman Sachs Group Inc. (The)	89,880	17,797,139
GrubHub Inc.(a)	23,968	1,927,027
Halliburton Co.	228,256	7,158,108
Hanesbrands Inc.	80,693	1,209,588
Harley-Davidson Inc.	44,433	1,637,800

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Harris Corp.	29,573	$4,529,992
Hartford Financial Services Group Inc. (The)	100,079	4,695,707
HCA Healthcare Inc.	64,688	9,019,448
HCP Inc.	115,614	3,646,466
Helmerich & Payne Inc.	44,433	2,487,804
Hershey Co. (The)	24,749	2,625,869
Hess Corp.	82,179	4,437,666
Hewlett Packard Enterprise Co.	400,338	6,241,269
HollyFrontier Corp.	54,835	3,089,404
Home Depot Inc. (The)	274,322	50,346,317
Honeywell International Inc.	176,896	25,407,572
Hormel Foods Corp.	68,209	2,886,605
Host Hotels & Resorts Inc.	118,586	2,141,663
HP Inc.	470,376	10,362,383
Humana Inc.	33,288	10,285,659
IAC/InterActiveCorp.(a)	19,926	4,209,965
IDEXX Laboratories Inc.(a)	20,953	4,458,379
IHS Markit Ltd.(a)	122,836	6,377,645
Illinois Tool Works Inc.	99,617	13,678,410
Illumina Inc.(a)	38,489	10,768,837
Incyte Corp.(a)	52,430	4,225,334
Ingersoll-Rand PLC	98,525	9,856,441
Intel Corp.	1,077,062	50,751,161
Intercontinental Exchange Inc.	119,329	9,159,694
International Business Machines Corp.	212,093	28,509,541
International Flavors & Fragrances Inc.	21,430	3,038,345
International Paper Co.	140,812	6,678,713
Intuit Inc.	78,464	16,934,100
Intuitive Surgical Inc.(a)	26,705	13,983,806
IPG Photonics Corp.(a)(b)	15,729	2,091,957
Jacobs Engineering Group Inc.	61,418	3,979,886
Jazz Pharmaceuticals PLC(a)	17,227	2,168,707
JM Smucker Co. (The)	26,215	2,749,429
Johnson & Johnson	621,311	82,684,068
Johnson Controls International PLC	260,948	8,812,214
JPMorgan Chase & Co.	793,940	82,172,790
Juniper Networks Inc.	125,304	3,250,386
Kansas City Southern	23,283	2,462,177
Kellogg Co.	88,382	5,215,422
KeyCorp	257,233	4,236,628
Kimberly-Clark Corp.	99,438	11,075,404
Kimco Realty Corp.	134,932	2,295,193
Kinder Morgan Inc./DE	868,840	15,726,004
KLA-Tencor Corp.	37,450	3,991,047
Kohl’s Corp.	56,321	3,868,689
Kraft Heinz Co. (The)	126,581	6,083,483
Kroger Co. (The)	215,712	6,111,121
L Brands Inc.	57,064	1,588,662
L3 Technologies Inc.	31,458	6,193,451
Laboratory Corp. of America Holdings(a)	43,442	6,053,643
Lam Research Corp.	38,948	6,604,802
Lamb Weston Holdings Inc.	40,446	2,924,246
Las Vegas Sands Corp.	88,956	5,191,472
Leidos Holdings Inc.	44,191	2,563,078
Lennar Corp., Class A	77,727	3,685,814
Liberty Broadband Corp., Class C, NVS(a)(b)	49,434	4,202,879
Liberty Global PLC, Class A(a)(b)	84,408	2,059,555
Liberty Global PLC, Class C, NVS(a)	109,029	2,568,723
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	71,181	2,232,948

Security	Shares	Value

United States (continued)
Lincoln National Corp.	92,958	$5,437,113
LKQ Corp.(a)(b)	84,408	2,213,178
Lockheed Martin Corp.	68,952	19,974,705
Lowe’s Companies Inc.	198,683	19,105,357
Lululemon Athletica Inc.(a)	30,316	4,481,008
LyondellBasell Industries NV, Class A	86,637	7,534,820
M&T Bank Corp.	31,802	5,232,701
Macerich Co. (The)	43,690	2,016,730
Macy’s Inc.	91,095	2,395,799
Marathon Oil Corp.	228,999	3,615,894
Marathon Petroleum Corp.	193,991	12,853,844
Marriott International Inc./MD, Class A	95,872	10,980,220
Marsh & McLennan Companies Inc.	139,390	12,292,804
Martin Marietta Materials Inc.	18,725	3,308,333
Marvell Technology Group Ltd.	153,545	2,845,189
Masco Corp.	93,324	3,024,631
Mastercard Inc., Class A	198,507	41,910,783
Mattel Inc.(a)	109,354	1,294,751
McCormick &Co. Inc./MD, NVS	34,454	4,259,893
McDonald’s Corp.	188,748	33,744,367
McKesson Corp	60,036	7,699,617
Medtronic PLC	323,956	28,634,471
MercadoLibre Inc.	10,255	3,732,820
Merck & Co. Inc.	627,255	46,686,590
MetLife Inc	186,795	8,530,928
MGM Resorts International	137,816	4,057,303
Microchip Technology Inc.	64,560	5,188,687
Micron Technology Inc.(a)	277,423	10,603,107
Microsoft Corp.	1,733,606	181,040,475
Mid-America Apartment Communities Inc.	53,349	5,403,187
Molson Coors Brewing Co., Class B	38,489	2,563,752
Mondelez International Inc., Class A	349,999	16,190,954
Monster Beverage Corp.(a)	117,843	6,745,333
Moody’s Corp.	58,422	9,260,471
Morgan Stanley	299,312	12,660,898
Mosaic Co. (The)	92,581	2,988,515
Motorola Solutions Inc.	68,952	8,061,178
Mylan NV(a)	122,836	3,678,938
National Oilwell Varco Inc.	102,240	3,014,035
Nektar Therapeutics(a)(b)	45,689	1,934,472
NetApp Inc.	73,086	4,660,694
Netflix Inc.(a)(b)	102,983	34,962,728
Newell Brands Inc.	132,573	2,811,873
Newmont Mining Corp.	85,151	2,904,501
News Corp., Class A, NVS	94,430	1,211,537
NextEra Energy Inc.	112,828	20,193,955
NIKE Inc., Class B	300,180	24,578,738
Noble Energy Inc.	141,619	3,163,768
Nordstrom Inc.	32,545	1,510,413
Norfolk Southern Corp.	82,179	13,784,705
Northern Trust Corp.	78,464	6,940,925
Northrop Grumman Corp.	44,940	12,383,217
NRG Energy Inc.	89,131	3,646,349
Nucor Corp.	110,413	6,761,692
NVIDIA Corp.	137,904	19,823,700
O’Reilly Automotive Inc.(a)	22,143	7,631,806
Occidental Petroleum Corp.	185,158	12,364,851
OGE Energy Corp.	97,370	3,987,302
Omnicom Group Inc.	61,522	4,791,333
ONEOK Inc.	105,609	6,781,154

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Oracle Corp.	718,291	$36,079,757
PACCAR Inc.	122,087	7,999,140
Palo Alto Networks Inc.(a)	25,115	5,395,204
Parker-Hannifin Corp.	46,438	7,653,447
Paychex Inc.	129,577	9,174,052
PayPal Holdings Inc.(a)	277,523	24,632,941
Pentair PLC	43,989	1,811,907
People’s United Financial Inc.	281,624	4,613,001
PepsiCo Inc.	333,616	37,588,515
Perrigo Co. PLC	38,489	1,787,814
Pfizer Inc.	1,382,159	58,672,650
Philip Morris International Inc.	354,419	27,191,026
Phillips 66	121,558	11,597,849
Pinnacle West Capital Corp.	43,690	3,849,963
Pioneer Natural Resources Co.	38,489	5,477,754
PNC Financial Services Group Inc. (The)	110,554	13,561,659
PPG Industries Inc.	63,751	6,721,905
PPL Corp.	152,839	4,786,917
Principal Financial Group Inc.	103,362	5,175,335
Procter &Gamble Co. (The)	559,503	53,975,254
Progressive Corp. (The)	134,938	9,079,978
Prologis Inc.	147,553	10,204,765
Prudential Financial Inc.	99,268	9,146,554
Public Service Enterprise Group Inc.	157,138	8,571,878
Public Storage	37,003	7,863,878
PulteGroup Inc.	127,502	3,545,831
PVH Corp.	18,428	2,010,679
Qorvo Inc.(a)	36,260	2,369,954
QUALCOMM Inc.	340,302	16,851,755
Quest Diagnostics Inc.	70,478	6,156,253
Qurate Retail Inc.(a)	117,100	2,546,925
Ralph Lauren Corp.	16,199	1,881,352
Raytheon Co.	83,665	13,784,645
Realty Income Corp.	83,665	5,746,949
Red Hat Inc.(a)	43,442	7,725,725
Regeneron Pharmaceuticals Inc.(a)(b)	20,657	8,867,430
Regions Financial Corp.	361,849	5,489,249
Republic Services Inc.	41,461	3,180,473
Rockwell Automation Inc.	26,964	4,570,937
Ross Stores Inc.	82,940	7,640,433
Royal Caribbean Cruises Ltd.	45,176	5,423,379
S&P Global Inc.	82,390	15,790,043
salesforce.com Inc.(a)	165,110	25,091,767
SBA Communications Corp.(a)	38,948	7,109,178
Schlumberger Ltd.	303,152	13,402,350
Seagate Technology PLC	76,235	3,375,686
Sempra Energy	55,781	6,525,261
ServiceNow Inc.(a)	47,936	10,546,879
Sherwin-Williams Co. (The)	14,980	6,314,370
Signature Bank/New York NY	19,171	2,440,660
Simon Property Group Inc.	90,355	16,455,453
Sirius XM Holdings Inc.(b)	502,725	2,930,887
Skyworks Solutions Inc.	59,293	4,330,761
SL Green Realty Corp.	27,344	2,527,406
Southern Co. (The)	209,994	10,205,708
Southwest Airlines Co.	48,148	2,732,880
Splunk Inc.(a)(b)	42,947	5,361,503
Sprint Corp.(a)	284,724	1,776,678
Square Inc., Class A(a)	80,783	5,763,867
SS&C Technologies Holdings Inc.	73,402	3,779,469

Security	Shares	Value

United States (continued)
Starbucks Corp.	329,560	$22,456,218
State Street Corp.	84,264	5,974,318
Stryker Corp.	91,378	16,225,991
SunTrust Banks Inc.	121,558	7,222,976
SVB Financial Group(a)	13,970	3,260,319
Symantec Corp.	172,270	3,621,115
Synchrony Financial	189,780	5,700,991
Sysco Corp.	143,947	9,191,016
T-Mobile U.S. Inc.(a)	56,924	3,963,049
T Rowe Price Group Inc.	84,408	7,888,772
Take-Two Interactive Software Inc.(a)	37,003	3,905,667
Tapestry Inc.	88,123	3,411,241
Targa Resources Corp.	92,127	3,962,382
Target Corp	135,569	9,896,537
TD Ameritrade Holding Corp	56,175	3,142,991
TE Connectivity Ltd.	132,703	10,742,308
TechnipFMC PLC	149,800	3,439,408
Tesla Inc.(a)	31,059	9,535,734
Texas Instruments Inc.	234,969	23,656,679
Textron Inc.	97,370	5,183,005
Thermo Fisher Scientific Inc.	104,860	25,760,956
Tiffany & Co.	30,316	2,689,939
TJX Companies Inc. (The)	331,058	16,463,514
Tractor Supply Co.	41,461	3,540,769
TransDigm Group Inc.(a)	11,555	4,518,005
TransUnion	50,932	3,097,684
Travelers Companies Inc. (The)	65,980	8,283,129
Trimble Inc.(a)	88,866	3,346,694
TripAdvisor Inc.(a)(b)	36,260	2,080,599
Twenty-First Century Fox Inc., Class A, NVS	395,505	19,502,352
Twitter Inc.(a)(b)	168,220	5,645,463
Tyson Foods Inc., Class A	74,749	4,628,458
U.S. Bancorp	396,970	20,308,985
UDR Inc.	91,095	3,985,406
Ulta Salon Cosmetics & Fragrance Inc.(a)	16,478	4,810,258
Under Armour Inc., Class A(a)(b)	45,919	952,360
Under Armour Inc., Class C, NVS(a)(b)	55,578	1,052,647
Union Pacific Corp.	185,752	29,547,571
United Continental Holdings Inc.(a)	21,400	1,867,578
United Parcel Service Inc., Class B	151,298	15,946,809
United Rentals Inc.(a)	21,400	2,680,564
United Technologies Corp.	178,622	21,089,900
UnitedHealth Group Inc.	227,513	61,474,013
Valero Energy Corp.	116,844	10,261,240
Varian Medical Systems Inc.(a)	35,203	4,647,852
Veeva Systems Inc., Class A(a)	36,052	3,931,831
Ventas Inc.	82,922	5,347,640
VeriSign Inc.(a)	60,669	10,269,442
Verisk Analytics Inc.(a)	39,697	4,660,825
Verizon Communications Inc.	910,035	50,106,527
Vertex Pharmaceuticals Inc.(a)	65,237	12,454,396
VF Corp.	64,494	5,428,460
Viacom Inc., Class B, NVS	105,955	3,117,196
Visa Inc., Class A	451,178	60,913,542
Vornado Realty Trust	80,737	5,644,324
Vulcan Materials Co.	49,634	5,045,296
Walmart Inc.	325,442	31,187,107
Walgreens Boots Alliance Inc.	216,461	15,641,472
Walt Disney Co. (The)	357,391	39,856,244
Waste Management Inc.	100,754	9,639,135

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Waters Corp.(a)	28,087	$6,494,276
WEC Energy Group Inc.	69,695	5,089,826
WellCare Health Plans Inc.(a)	11,235	3,106,253
Wells Fargo &Co.	1,086,799	53,155,339
Welltower Inc.	74,153	5,746,116
Western Digital Corp.	78,645	3,538,239
Western Union Co. (The)	224,541	4,097,873
Westrock Co.	80,892	3,293,113
Weyerhaeuser Co.	155,043	4,068,328
Whirlpool Corp.	27,713	3,686,106
Williams Companies Inc. (The)	299,600	8,068,228
Willis Towers Watson PLC	31,458	5,121,048
Workday Inc., Class A(a)	38,199	6,934,264
Worldpay Inc., Class A(a)	74,153	6,190,292
WW Grainger Inc.	10,255	3,029,224
Wynn Resorts Ltd.	28,836	3,547,116
Xcel Energy Inc.	90,629	4,745,334
Xerox Corp.	100,883	2,845,909
Xilinx Inc.	60,600	6,783,564
XPO Logistics Inc.(a)(b)	34,454	2,094,114
Xylem Inc./NY	92,724	6,607,512
Yum! Brands Inc.	101,115	9,502,788
Zillow Group Inc., Class C, NVS(a)(b)	46,412	1,628,597
Zimmer Biomet Holdings Inc.	60,669	6,646,896
Zoetis Inc.	106,698	9,193,100

		5,603,257,609

Total Common Stocks — 98.0% (Cost: $9,581,208,536)		10,174,339,221

Investment Companies

India — 1.0%
iShares MSCI India ETF(b)(f)	3,136,484	102,876,675

Total Investment Companies — 1.0% (Cost: $109,390,393)		102,876,675

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	1,069,201	13,284,297
Cia. Brasileira de Distribuicao, Preference Shares, NVS	97,371	2,600,267
Cia. Energetica de Minas Gerais, Preference Shares, NVS	449,454	1,708,833
Itau Unibanco Holding SA, Preference Shares, NVS	1,175,358	12,512,458
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,214,084	4,499,323
Lojas Americanas SA, Preference Shares, NVS	356,860	2,064,083
Petroleo Brasileiro SA, Preference Shares, NVS	1,423,100	9,993,109
Telefonica Brasil SA, Preference Shares, NVS	59,600	796,619

		47,458,989

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	177,879	1,967,596

Security	Shares	Value

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	41,195	$4,012,209
Porsche Automobil Holding SE, Preference Shares, NVS	64,414	4,198,191
Volkswagen AG, Preference Shares, NVS	50,932	8,685,635

		16,896,035

Italy —0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,019,567	499,665

South Korea — 0.1%
CJ Corp., Preference Shares, NVS	1,752	42,515
Samsung Electronics Co. Ltd., Preference Shares, NVS	199,021	6,707,668

		6,750,183

Total Preferred Stocks — 0.7% (Cost: $58,738,483)		73,572,468

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(a)	105,657	58,133

Total Rights — 0.0% (Cost: $54,038)		58,133

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	127,447,683	127,485,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	7,974,497	7,974,497

		135,460,415

Total Short-Term Investments — 1.3% (Cost: $135,433,224)		135,460,415

Total Investments in Securities — 101.0% (Cost: $9,884,824,674)		10,486,306,912

Other Assets, Less Liabilities — (1.0)%		(104,608,540)

Net Assets — 100.0%		$10,381,698,372

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,691,762	27,755,921	(b)	—		127,447,683	$127,485,918	$439,599	(c)	$22,853	$(2,717)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,855,950	—		(881,453	)(b)	7,974,497	7,974,497	164,576		—	—
BlackRock Inc.	22,648	9,546		(4,107)		28,087	11,658,352	152,315		399,900	(2,215,354)
iShares MSCI India ETF	821,541	2,840,760		(525,817)		3,136,484	102,876,675	874,382		361,283	(6,889,617)
PNC Financial Services Group Inc. (The) (d)	90,751	38,700		(18,897)		110,554	N/A	200,499		703,696	(2,701,639)

							$249,995,442	$1,831,371		$1,487,732	$(11,809,327)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	97	03/15/19	$8,866	$613,859
MSCI Emerging Markets E-Mini	67	03/15/19	3,567	348,983
S&P 500 E-Mini	117	03/15/19	15,821	1,338,101

				$2,300,943

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$2,300,943

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,881,655)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,098,049

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,998,200

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,173,222,348	$1,114,801	$2,072	$10,174,339,221
Investment Companies	102,876,675	—	—	102,876,675
Preferred Stocks	73,529,953	42,515	—	73,572,468
Rights	58,133	—	—	58,133
Money Market Funds	135,460,415	—	—	135,460,415

	$10,485,147,524	$1,157,316	$2,072	$10,486,306,912

Derivative financial instruments(a)
Assets
Futures Contracts	$2,300,943	$—	$—	$2,300,943

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
AMP Ltd.	67,965	$111,998
APA Group	10,695	71,588
Aristocrat Leisure Ltd.	6,900	123,917
ASX Ltd.	828	38,464
Australia & New Zealand Banking Group Ltd.	30,705	560,385
Bank of Queensland Ltd.	12,489	92,612
Bendigo & Adelaide Bank Ltd.	8,763	68,879
Brambles Ltd.	19,872	154,170
Cochlear Ltd.	414	58,387
Commonwealth Bank of Australia	18,021	918,618
Computershare Ltd.	9,246	119,800
Crown Resorts Ltd.	7,452	64,932
CSL Ltd.	4,278	607,391
Dexus	12,696	106,274
Domino’s Pizza Enterprises Ltd.(a)	828	27,470
Goodman Group	24,495	208,254
GPT Group (The)	20,286	85,791
Harvey Norman Holdings Ltd.	552	1,356
Insurance Australia Group Ltd.(b)	36,087	186,558
James Hardie Industries PLC	5,658	63,244
Macquarie Group Ltd.	4,347	369,197
Medibank Pvt Ltd.	30,498	58,263
Mirvac Group	76,866	134,512
National Australia Bank Ltd.	32,984	573,840
Newcrest Mining Ltd.	6,003	107,020
QBE Insurance Group Ltd.	14,145	110,667
Ramsay Health Care Ltd.	1,035	42,805
Scentre Group	47,817	138,417
Seek Ltd.	4,140	51,287
Sonic Healthcare Ltd.	6,969	116,975
Stockland	52,509	144,725
Suncorp Group Ltd.	24,564	232,483
Sydney Airport	31,119	148,849
Tabcorp Holdings Ltd.	32,015	108,548
Telstra Corp. Ltd.	53,544	121,419
Treasury Wine Estates Ltd.	10,626	119,706
Wesfarmers Ltd.	6,486	152,330
Westpac Banking Corp.	33,759	604,308
Woolworths Group Ltd.	16,077	344,291
WorleyParsons Ltd.	12,489	126,396

		7,476,126

Austria — 0.0%
Erste Group Bank AG	3,105	108,310
Raiffeisen Bank International AG	2,967	78,575

		186,885

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	6,624	506,283
Colruyt SA	552	39,739
Umicore SA	3,174	134,208

		680,230

Brazil — 0.6%
Ambev SA	62,101	298,504
B3 SA - Brasil, Bolsa, Balcao	27,600	238,435
Banco Bradesco SA	92	1,017
Banco do Brasil SA	13,800	196,461
BB Seguridade Participacoes SA	6,900	58,832
CCR SA	20,700	84,555
Cielo SA	13,836	45,350

Security	Shares	Value

Brazil (continued)
Embraer SA	6,900	$36,633
Kroton Educacional SA	20,700	64,950
Localiza Rent a Car SA	6,900	63,075
Lojas Renner SA	6,900	86,184
Suzano Papel e Celulose SA	6,900	87,131
Ultrapar Participacoes SA	20,701	325,051
Vale SA	55,201	689,482

		2,275,660

Canada — 3.4%
Agnico Eagle Mines Ltd.	5,175	225,197
Alimentation Couche-Tard Inc., Class B	5,589	303,771
Aurora Cannabis Inc.(a)(b)	8,073	57,168
Bank of Montreal	5,589	409,312
Bank of Nova Scotia (The)	12,903	734,900
Barrick Gold Corp., New	11,398	150,898
Bausch Health Companies Inc.(b)	1,794	44,068
BCE Inc.	4,278	186,098
BlackBerry Ltd.(b)	9,246	74,486
Brookfield Asset Management Inc., Class A	8,763	377,263
Cameco Corp.	6,279	76,115
Canadian Imperial Bank of Commerce	4,623	392,179
Canadian National Railway Co.	6,072	506,963
Canadian Pacific Railway Ltd.	897	183,942
Canadian Tire Corp. Ltd., Class A, NVS	690	78,520
Canopy Growth Corp.(a)(b)	2,139	104,922
CCL Industries Inc., Class B, NVS	4,071	171,730
CGI Group Inc.(b)	1,863	123,231
Constellation Software Inc./Canada	276	206,085
Dollarama Inc.	4,761	128,224
Enbridge Inc.	17,397	635,978
Fairfax Financial Holdings Ltd.	414	195,935
First Quantum Minerals Ltd.	28,911	334,833
Franco-Nevada Corp.	4,209	326,676
George Weston Ltd.	3,036	220,632
Goldcorp Inc.	13,800	154,466
Hydro One Ltd.(c)	25,392	398,097
Intact Financial Corp.	1,035	81,851
Loblaw Companies Ltd.	2,139	103,636
Lundin Mining Corp.	54,234	247,776
Magna International Inc.	1,104	58,458
Manulife Financial Corp.	15,387	247,331
Metro Inc.	4,209	153,098
National Bank of Canada	1,449	68,186
Nutrien Ltd.	4,761	246,769
Pembina Pipeline Corp.	16,560	590,375
PrairieSky Royalty Ltd.	40,365	583,361
Restaurant Brands International Inc.	3,450	216,357
RioCan REIT	5,934	112,643
Rogers Communications Inc., Class B, NVS	3,864	209,132
Royal Bank of Canada	13,248	1,008,958
Shaw Communications Inc., Class B, NVS	4,140	84,105
Shopify Inc., Class A(a)(b)	552	92,965
SNC-Lavalin Group Inc.	5,865	163,316
Stars Group Inc. (The)(b)	2,415	43,747
Sun Life Financial Inc.	4,071	146,932
TELUS Corp.	2,070	72,536
Thomson Reuters Corp.	3,036	158,839
Toronto-Dominion Bank (The)	17,043	960,315
Turquoise Hill Resources Ltd.(b)	96,186	161,128
Wheaton Precious Metals Corp.	16,974	357,756

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
WSP Global Inc.	1,587	$81,495

		13,052,754

Chile — 0.1%
Aguas Andinas SA, Class A	259,026	153,707
SACI Falabella	11,496	92,664

		246,371

China — 3.8%
Agricultural Bank of China Ltd., Class H	552,000	259,584
Alibaba Group Holding Ltd., ADR(a)(b)	11,868	1,999,639
Baidu Inc., ADR(b)	2,415	416,902
Bank of Beijing Co. Ltd., Class A	154,197	137,237
Bank of China Ltd., Class A	55,200	30,284
Bank of China Ltd., Class H	897,000	413,822
Bank of Communications Co. Ltd., Class H	207,000	175,430
Bank of Jiangsu Co. Ltd., Class A	95	88
Bank of Nanjing Co. Ltd., Class A	13,800	14,360
CGN Power Co. Ltd., Class H(c)	897,000	234,347
China Cinda Asset Management Co. Ltd., Class H	276,000	71,052
China CITIC Bank Corp. Ltd., Class H	138,000	89,342
China Conch Venture Holdings Ltd.	34,500	114,975
China Construction Bank Corp., Class H	1,041,000	929,997
China Everbright Bank Co. Ltd., Class A	193,200	117,801
China First Capital Group Ltd.(b)	84,000	43,677
China Gas Holdings Ltd.	27,600	87,759
China Life Insurance Co. Ltd., Class H	138,000	340,133
China Merchants Bank Co. Ltd., Class H	69,000	300,738
China Minsheng Banking Corp. Ltd., Class A	165,600	146,892
China Mobile Ltd.	69,000	723,706
China Molybdenum Co. Ltd., Class H	207,000	83,626
China Oilfield Services Ltd., Class H	144,000	142,409
China Pacific Insurance Group Co. Ltd., Class A	13,800	63,406
China Resources Gas Group Ltd.	138,000	539,921
China Tower Corp. Ltd., Class H(b)(c)	414,000	88,639
China Unicom Hong Kong Ltd.	138,000	157,404
China Vanke Co. Ltd., Class A	6,900	28,545
China Vanke Co. Ltd., Class H	21,400	86,181
China Yangtze Power Co. Ltd., Class A	55,200	135,206
Chongqing Rural Commercial Bank Co. Ltd., Class H	69,000	39,835
Country Garden Holdings Co. Ltd.	69,000	97,432
Ctrip.com International Ltd., ADR(b)	5,037	167,732
Daqin Railway Co. Ltd., Class A	6,900	8,795
ENN Energy Holdings Ltd.	6,900	65,863
Fosun International Ltd.	34,500	51,442
GDS Holdings Ltd., ADR(b)	414	11,758
Geely Automobile Holdings Ltd.	69,000	116,602
Great Wall Motor Co. Ltd., Class H(a)	75,000	50,849
Huaneng Renewables Corp. Ltd., Class H	414,000	118,712
Industrial &Commercial Bank of China Ltd., Class H	759,000	586,175
Industrial Bank Co. Ltd., Class A	57,598	140,822
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,900	24,873
JD.com Inc., ADR(b)	7,935	197,185
Jiangsu Expressway Co. Ltd., Class H	138,000	199,788
Jiayuan International Group Ltd.(a)	10,000	4,817
MMG Ltd.(b)	276,000	100,598
NetEase Inc., ADR	690	173,832
New Oriental Education & Technology Group Inc., ADR(b)	1,863	143,526
Offshore Oil Engineering Co. Ltd., Class A	20,700	16,170
People’s Insurance Co. Group of China Ltd. (The), Class H	207,000	85,473
PICC Property& Casualty Co. Ltd., Class H	138,000	142,279

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	69,000	$667,427
Postal Savings Bank of China Co. Ltd., Class H(c)	69,000	38,691
SAIC Motor Corp. Ltd., Class A	6,900	27,362
Sany Heavy Industry Co. Ltd., Class A	27,600	37,525
Shanghai Pudong Development Bank Co. Ltd., Class A	55,200	88,300
Shenzhen International Holdings Ltd.	34,500	66,831
Sihuan Pharmaceutical Holdings Group Ltd.	69,000	14,509
Sino Biopharmaceutical Ltd.	69,000	58,037
Sunny Optical Technology Group Co. Ltd.	6,900	67,798
TAL Education Group, Class A, ADR(b)	3,933	122,041
Tencent Holdings Ltd.	55,200	2,434,042
Towngas China Co. Ltd.	138,000	109,743
Vipshop Holdings Ltd., ADR(b)	6,348	48,816
Want Want China Holdings Ltd.	69,000	55,663
Yum China Holdings Inc.	3,960	144,342
YY Inc., ADR(a)(b)	207	14,372
Zhejiang Expressway Co. Ltd., Class H	138,000	141,400

		14,654,559

Colombia — 0.1%
Ecopetrol SA	215,901	202,953
Grupo de Inversiones Suramericana SA	3,174	35,232
Interconexion Electrica SA ESP	57,408	257,258

		495,443

Denmark — 0.5%
Carlsberg A/S, Class B	612	70,108
Chr Hansen Holding A/S	1,725	163,834
Coloplast A/S, Class B	759	69,427
Danske Bank A/S	8,556	158,447
Genmab A/S(b)	552	80,354
ISS A/S	1,794	50,799
Novo Nordisk A/S, Class B	16,491	770,960
Novozymes A/S, Class B	5,769	241,243
Orsted A/S(c)	828	59,680
Pandora A/S	1,380	59,892
Vestas Wind Systems A/S	2,139	176,856

		1,901,600

Finland — 0.4%
Elisa OYJ	1,242	52,089
Kone OYJ, Class B	5,244	255,070
Neste OYJ	2,967	272,835
Nokia OYJ	48,507	306,572
Nokian Renkaat OYJ	2,277	75,822
Nordea Bank Abp	24,081	218,711
Orion OYJ, Class B	1,311	46,378
Sampo OYJ, Class A	6,900	316,458
Wartsila OYJ Abp	6,141	100,236

		1,644,171

France — 3.4%
Aeroports de Paris, NVS	828	158,855
Airbus SE	6,141	706,199
Alstom SA, NVS	2,622	105,843
Amundi SA(c)	1,380	79,491
Atos SE	1,449	132,547
AXA SA, NVS	22,839	530,553
BioMerieux, NVS	207	14,655
BNP Paribas SA	8,763	411,907
Bollore SA, NVS	34,086	140,881
Bureau Veritas SA, NVS	4,554	101,374
Capgemini SE	2,001	221,523

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Carrefour SA, NVS	3,105	$61,583
CNP Assurances, NVS	3,726	84,824
Credit Agricole SA	8,487	96,985
Danone SA, NVS	6,486	472,590
Dassault Aviation SA, NVS	69	103,005
Dassault Systemes SE, NVS	1,587	199,491
Edenred, NVS	4,071	165,550
Eiffage SA, NVS	345	32,430
EssilorLuxottica SA, NVS	3,278	416,192
Eurazeo SE, NVS	2,415	179,844
Gecina SA	617	90,763
Getlink SE, NVS	9,039	132,552
Hermes International, NVS	414	249,113
ICADE	966	81,581
Iliad SA, NVS	621	71,328
Ingenico Group SA, NVS	966	52,773
Kering SA, NVS	828	415,664
Klepierre SA	3,657	125,719
Legrand SA	3,519	209,000
L’Oreal SA	3,174	765,185
LVMH Moet Hennessy Louis Vuitton SE, NVS	2,967	952,404
Orange SA, NVS	15,525	241,738
Pernod Ricard SA, NVS	2,553	424,769
Peugeot SA, NVS	9,384	236,781
Publicis Groupe SA, NVS	1,518	92,839
Remy Cointreau SA, NVS	621	72,325
Renault SA, NVS	3,036	215,464
Rexel SA	4,761	54,412
Safran SA, NVS	3,864	507,664
Sanofi, NVS	10,695	930,461
Sartorius Stedim Biotech, NVS	138	15,249
Schneider Electric SE, NVS	8,004	570,154
SCOR SE	1,587	66,867
SES SA	3,588	73,366
Societe BIC SA, NVS	621	62,385
Societe Generale SA, NVS	6,900	214,878
Sodexo SA, NVS	1,587	165,711
STMicroelectronics NV	6,003	95,504
Teleperformance, NVS	414	71,399
Thales SA, NVS	1,311	145,406
Ubisoft Entertainment SA, NVS(b)	759	67,496
Unibail-Rodamco-Westfield	2,114	381,224
Vinci SA	6,831	602,603
Vivendi SA, NVS	14,559	371,535

		13,242,634

Germany — 2.5%
1&1 Drillisch AG(a)	1,242	51,704
adidas AG	1,656	394,667
Allianz SE, Registered	3,933	834,529
Aroundtown SA	4,209	37,285
BASF SE	7,314	535,606
Bayer AG, Registered	7,590	576,545
Bayerische Motoren Werke AG	5,727	482,738
Beiersdorf AG	759	76,031
Continental AG	1,035	163,474
Daimler AG, Registered	12,282	728,043
Delivery Hero SE(b)(c)	2,484	91,778
Deutsche Bank AG, Registered	21,183	188,277
Deutsche Boerse AG	1,380	184,080
Deutsche Post AG, Registered	4,623	136,648

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	22,839	$371,872
Deutsche Wohnen SE	3,588	179,462
Fraport AG Frankfurt Airport Services Worldwide	1,242	98,249
Fresenius Medical Care AG & Co. KGaA	2,691	198,730
Fresenius SE & Co. KGaA	4,347	225,955
GEA Group AG	2,346	64,660
Infineon Technologies AG	14,766	328,953
Innogy SE(b)	6,078	260,835
KION Group AG	690	39,919
Merck KGaA	1,035	108,761
MTU Aero Engines AG	621	134,105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,587	354,185
OSRAM Licht AG	276	11,753
ProSiebenSat.1 Media SE	3,381	60,637
Puma SE	72	40,193
SAP SE	9,729	1,007,509
Siemens AG, Registered	7,590	834,162
Siemens Healthineers AG(b)(c)	1,380	54,511
Symrise AG	3,243	270,158
Telefonica Deutschland Holding AG	11,937	41,913
United Internet AG, Registered(d)	1,863	73,943
Vonovia SE	4,761	239,334
Wirecard AG	1,587	263,499
Zalando SE(b)(c)	2,346	71,740

		9,816,443

Hong Kong — 1.3%
AIA Group Ltd.	124,200	1,115,896
BOC Hong Kong Holdings Ltd.	34,500	132,342
CK Asset Holdings Ltd.	34,500	289,087
Hang Lung Properties Ltd.	69,000	150,369
Hang Seng Bank Ltd.	6,900	157,931
Hong Kong & China Gas Co. Ltd.	207,963	451,085
Hong Kong Exchanges & Clearing Ltd.	9,000	279,863
Hongkong Land Holdings Ltd.	20,700	148,419
Jardine Strategic Holdings Ltd.	6,900	264,132
Link REIT	34,500	378,121
Melco Resorts & Entertainment Ltd., ADR	5,382	116,144
MGM China Holdings Ltd.	27,600	53,042
MTR Corp. Ltd.	34,500	192,578
Power Assets Holdings Ltd.	69,000	463,857
Sands China Ltd.	55,200	262,398
Sun Hung Kai Properties Ltd.	34,500	576,854
Swire Properties Ltd.	27,600	107,281

		5,139,399

Hungary — 0.0%
OTP Bank Nyrt	2,553	105,348

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	23,460	111,709
Asian Paints Ltd.	7,659	152,125
Axis Bank Ltd.(b)	23,805	241,899
Bajaj Auto Ltd.	1,656	59,482
Bharat Petroleum Corp. Ltd.	18,630	90,491
Bharti Airtel Ltd.	14,910	64,235
Bharti Infratel Ltd.	2,553	10,491
Container Corp. of India Ltd.	1,449	13,355
Divi’s Laboratories Ltd.	552	11,690
Havells India Ltd.	1,380	13,844
HCL Technologies Ltd.	7,176	101,425

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	1,380	$50,721
Hindustan Unilever Ltd.	10,281	254,893
Housing Development Finance Corp. Ltd.	13,731	371,144
ICICI Bank Ltd., ADR	13,248	135,262
Infosys Ltd.	10,626	111,990
Infosys Ltd., ADR, NVS	24,702	266,782
ITC Ltd.	43,263	169,506
Larsen & Toubro Ltd., GDR(d)	7,590	139,656
Mahindra & Mahindra Ltd., GDR	7,665	74,197
Maruti Suzuki India Ltd.	1,476	137,828
Nestle India Ltd.	684	110,581
REC Ltd.	20,838	36,537
Reliance Industries Ltd.	25,461	439,320
State Bank of India, GDR(b)(d)	1,937	80,676
Sun Pharmaceutical Industries Ltd.	7,245	43,137
Tata Consultancy Services Ltd.	10,440	295,658
Tata Motors Ltd.(b)	43,404	110,585
Tech Mahindra Ltd.	6,141	63,197
Titan Co. Ltd.	4,209	58,933
Wipro Ltd., ADR, NVS	10,764	61,247
Yes Bank Ltd.	23,322	63,650

		3,946,246

Indonesia — 0.3%
Astra International Tbk PT	234,600	141,877
Bank Central Asia Tbk PT	69,000	139,136
Bank Rakyat Indonesia Persero Tbk PT	455,400	125,481
Charoen Pokphand Indonesia Tbk PT	75,900	40,197
Gudang Garam Tbk PT	13,800	82,617
Hanjaya Mandala Sampoerna Tbk PT	324,300	88,894
Jasa Marga Persero Tbk PT	165,642	58,326
Telekomunikasi Indonesia Persero Tbk PT	662,400	184,889
Unilever Indonesia Tbk PT	34,500	123,457

		984,874

Ireland — 0.2%
Kerry Group PLC, Class A	1,587	162,525
Linde PLC	3,933	641,118
Paddy Power Betfair PLC	897	73,541

		877,184

Israel — 0.1%
Bank Hapoalim BM	9,384	63,512
Bank Leumi Le-Israel BM	12,558	82,919
Check Point Software Technologies Ltd.(b)	1,380	154,450
Nice Ltd.(b)	690	75,984
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	9,660	191,751
Wix.com Ltd.(b)	138	15,090

		583,706

Italy — 0.6%
Assicurazioni Generali SpA	13,800	242,193
Atlantia SpA	10,902	258,196
CNH Industrial NV	12,834	126,117
Ferrari NV	2,001	249,351
Fiat Chrysler Automobiles NV(b)	9,660	165,356
Intesa Sanpaolo SpA	139,104	318,400
Leonardo SpA	5,457	52,961
Moncler SpA	2,208	83,354
Poste Italiane SpA(c)	15,525	133,856
Recordati SpA	276	10,020
Snam SpA	36,432	174,322
Tenaris SA	5,175	65,111

Security	Shares	Value

Italy (continued)
Terna Rete Elettrica Nazionale SpA	38,709	$238,606
UniCredit SpA	17,250	199,677

		2,317,520

Japan — 7.4%
Amada Holdings Co. Ltd.	13,800	138,469
Astellas Pharma Inc.	21,300	315,008
Canon Inc.	13,800	394,865
Chiba Bank Ltd. (The)	13,800	83,944
Concordia Financial Group Ltd.	27,600	113,616
Dai-ichi Life Holdings Inc.	13,800	223,110
Daiichi Sankyo Co. Ltd.	6,900	238,834
Daiwa House Industry Co. Ltd.	13,800	447,235
Daiwa Securities Group Inc.	20,700	103,053
Denso Corp.	6,900	316,247
East Japan Railway Co.	1,100	101,884
FUJIFILM Holdings Corp.	6,900	295,769
Hitachi Ltd.	13,800	432,780
Honda Motor Co. Ltd.	13,800	411,984
Hoya Corp.	6,900	399,303
Hulic Co. Ltd.	6,900	63,592
Iida Group Holdings Co. Ltd.	6,900	125,599
Isetan Mitsukoshi Holdings Ltd.	6,900	70,883
Isuzu Motors Ltd.	13,800	204,914
ITOCHU Corp.	27,600	505,057
Japan Post Bank Co. Ltd.	13,800	160,660
Japan Post Holdings Co. Ltd.	27,600	339,072
Japan Tobacco Inc.	13,800	348,709
JGC Corp.	6,900	105,247
Kajima Corp.	6,900	98,019
Kamigumi Co. Ltd.	6,900	152,671
Kansai Paint Co. Ltd.	13,800	242,194
Kao Corp.	6,900	486,417
KDDI Corp.	20,700	517,928
Keikyu Corp.	6,900	117,356
Keisei Electric Railway Co. Ltd.	6,900	218,736
Keyence Corp.	900	461,950
Kirin Holdings Co. Ltd.	6,900	164,210
Komatsu Ltd.	6,900	175,084
Kubota Corp.	13,800	217,341
Kyocera Corp.	6,900	387,638
M3 Inc.	6,900	99,224
Marubeni Corp.	110,400	858,813
Mebuki Financial Group Inc.	27,600	77,350
Mitsubishi Corp.	27,600	806,722
Mitsubishi Electric Corp.	27,600	346,300
Mitsubishi Estate Co. Ltd.	13,800	244,033
Mitsubishi Motors Corp.	13,800	85,339
Mitsubishi Tanabe Pharma Corp.	6,900	107,846
Mitsubishi UFJ Financial Group Inc.	124,200	666,021
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,800	70,503
Mitsui & Co. Ltd.	82,800	1,348,553
Mitsui Fudosan Co. Ltd.	13,800	334,380
Mizuho Financial Group Inc.	324,300	534,590
MS&AD Insurance Group Holdings Inc.	6,900	205,041
Nexon Co. Ltd.(b)	6,900	105,373
Nippon Paint Holdings Co. Ltd.	6,900	230,782
Nippon Telegraph & Telephone Corp.	6,900	296,149
Nissan Motor Co. Ltd.	20,700	176,282
Nomura Holdings Inc.	62,100	252,155
NTT Data Corp.	6,900	82,169

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NTT DOCOMO Inc.	13,800	$330,386
Obayashi Corp.	20,700	196,482
Olympus Corp.	6,900	283,405
ORIX Corp.	27,600	415,915
Otsuka Holdings Co. Ltd.	6,900	282,327
Panasonic Corp.	20,700	201,998
Rakuten Inc.(b)	20,700	155,778
Recruit Holdings Co. Ltd.	13,800	369,315
Resona Holdings Inc.	41,400	209,187
Ricoh Co. Ltd.	6,900	73,419
Santen Pharmaceutical Co. Ltd.	6,900	95,039
SBI Holdings Inc./Japan	6,900	146,965
Secom Co. Ltd.	6,900	577,018
Sega Sammy Holdings Inc.	6,900	97,004
Sekisui House Ltd.	20,700	309,273
Seven & i Holdings Co. Ltd.	6,900	300,460
Seven Bank Ltd.	41,400	123,253
Shimizu Corp.	20,700	175,940
Shin-Etsu Chemical Co. Ltd.	6,900	581,773
Shiseido Co. Ltd.	6,900	410,526
Shizuoka Bank Ltd. (The)	6,900	57,822
SoftBank Group Corp.	6,900	540,562
Sompo Holdings Inc.	6,900	259,059
Sony Corp.	13,800	693,233
Subaru Corp.	13,800	323,602
Sumitomo Corp.	20,700	319,830
Sumitomo Metal Mining Co. Ltd.	6,900	198,828
Sumitomo Mitsui Financial Group Inc.	13,800	512,919
T&D Holdings Inc.	6,900	85,370
Taisei Corp.	6,900	323,982
Takeda Pharmaceutical Co. Ltd.	16,575	668,452
Terumo Corp.	6,900	393,597
Toho Gas Co. Ltd.	6,900	295,135
Tokio Marine Holdings Inc.	6,900	336,789
Toshiba Corp.	6,900	217,785
Toyota Motor Corp.	20,700	1,269,618
Toyota Tsusho Corp.	6,900	219,370
Unicharm Corp.	6,900	212,649
Yahoo Japan Corp.	41,400	111,460
Yamaguchi Financial Group Inc.	6,900	70,186

		28,552,714

Malaysia — 0.4%
AMMB Holdings Bhd	69,000	75,806
CIMB Group Holdings Bhd	62,100	85,205
Dialog Group Bhd	96,600	70,752
Genting Bhd	131,100	222,127
Genting Malaysia Bhd	48,300	38,796
IHH Healthcare Bhd	34,500	47,168
IOI Properties Group Bhd	41,400	15,768
Malayan Banking Bhd	69,000	160,708
Maxis Bhd	27,600	38,745
Petronas Dagangan Bhd	20,700	133,317
PPB Group Bhd	50,120	222,701
Public Bank Bhd	20,700	125,231
RHB Bank Bhd	6,900	9,147
Top Glove Corp. Bhd	27,600	32,478
Westports Holdings Bhd	110,400	100,266

		1,378,215

Security	Shares	Value

Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	276,001	$222,068
Coca-Cola Femsa SAB de CV, Series L, NVS(a)	13,800	86,666
Fibra Uno Administracion SA de CV	82,800	114,181
Fomento Economico Mexicano SAB de CV	20,700	189,254
Grupo Aeroportuario del Pacifico SAB de CV, Series B	6,900	62,236
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,520	100,353
Grupo Financiero Banorte SAB de CV, Class O	35,001	195,273
Grupo Financiero Inbursa SAB de CV, Class O	6,900	10,045
Promotora y Operadora de Infraestructura SAB de CV	5,545	56,860
Wal-Mart de Mexico SAB de CV	75,900	200,238

		1,237,174

Netherlands — 0.9%
Aegon NV	12,972	66,713
AerCap Holdings NV(b)	1,932	91,306
ASML Holding NV	4,278	752,125
Heineken NV	1,449	130,319
ING Groep NV	29,739	351,887
Koninklijke Ahold Delhaize NV	7,245	191,371
Koninklijke DSM NV	2,070	193,770
Koninklijke KPN NV	17,388	53,611
Koninklijke Philips NV	11,799	465,192
Koninklijke Vopak NV	345	17,581
NN Group NV	3,174	134,463
NXP Semiconductors NV	3,034	264,049
Randstad NV	1,863	90,018
Unilever NV, CVA	11,040	590,892
Wolters Kluwer NV	4,140	258,424

		3,651,721

New Zealand — 0.1%
Meridian Energy Ltd.	133,584	326,142

Norway — 0.3%
DNB ASA	17,250	305,845
Gjensidige Forsikring ASA	9,039	155,917
Mowi ASA(b)	12,834	282,779
Orkla ASA	22,816	183,915
Schibsted ASA, Class B	2,277	72,309
Telenor ASA	12,903	244,167

		1,244,932

Peru — 0.1%
Credicorp Ltd.	276	67,007
Southern Copper Corp.	13,455	452,357

		519,364

Philippines — 0.1%
BDO Unibank Inc.	20,700	53,627
International Container Terminal Services Inc.	33,810	70,202
Jollibee Foods Corp.	4,830	29,290
SM Investments Corp.	7,590	144,197
SM Prime Holdings Inc.	138,000	100,898

		398,214

Poland — 0.1%
Bank Polska Kasa Opieki SA	4,140	123,297
CCC SA	207	9,966
CD Projekt SA(b)	1,173	60,014
Powszechna Kasa Oszczednosci Bank Polski SA	10,143	107,913
Powszechny Zaklad Ubezpieczen SA	9,798	117,830
Santander Bank Polska SA	828	83,343

		502,363

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.1%
Galp Energia SGPS SA	14,145	$221,468

Qatar — 0.2%
Barwa Real Estate Co.	24,357	271,611
Ezdan Holding Group QSC(b)	19,044	81,494
Industries Qatar QSC	1,380	54,256
Qatar National Bank QPSC	4,209	228,156

		635,517

Russia — 0.3%
Magnit PJSC, GDR, NVS(d)	9,108	144,999
Mobile TeleSystems PJSC, ADR, NVS	28,083	241,514
PhosAgro PJSC, GDR, NVS(d)	11,316	154,124
Sberbank of Russia PJSC, ADR	42,504	576,992

		1,117,629

Singapore — 0.4%
Ascendas REIT	20,700	42,181
City Developments Ltd.	13,800	94,316
DBS Group Holdings Ltd.	13,800	245,488
Genting Singapore Ltd.	144,900	118,536
Oversea-Chinese Banking Corp. Ltd.	41,400	354,378
SATS Ltd.	13,800	49,672
Singapore Technologies Engineering Ltd.	27,600	76,356
Singapore Telecommunications Ltd.	131,100	294,443
Suntec REIT	62,100	89,133
United Overseas Bank Ltd.	9,300	174,222
UOL Group Ltd.	20,700	102,218
Yangzijiang Shipbuilding Holdings Ltd.	41,400	43,104

		1,684,047

South Africa — 0.8%
Absa Group Ltd.	11,385	158,541
Capitec Bank Holdings Ltd.	138	12,127
Clicks Group Ltd.	1,932	28,667
FirstRand Ltd.	40,710	212,876
Foschini Group Ltd. (The)	2,277	29,059
Growthpoint Properties Ltd.	80,661	157,857
Kumba Iron Ore Ltd.	4,761	121,497
Liberty Holdings Ltd.	6,417	51,655
MTN Group Ltd.	16,905	110,870
Naspers Ltd., Class N	4,140	948,425
Nedbank Group Ltd.	6,438	138,643
NEPI Rockcastle PLC	7,935	75,009
Old Mutual Ltd.	44,022	77,594
Redefine Properties Ltd.	156,906	124,744
Reinet Investments SCA	4,278	64,689
RMB Holdings Ltd.	34,776	218,850
Sanlam Ltd.	38,571	244,477
SPAR Group Ltd. (The)	3,312	49,767
Standard Bank Group Ltd.	19,734	289,987
Truworths International Ltd.	7,452	44,982

		3,160,316

South Korea — 1.6%
Amorepacific Corp.	552	90,044
BNK Financial Group Inc.	5,382	35,553
Celltrion Inc.(b)	759	149,392
Coway Co. Ltd.	1,035	77,580
Daelim Industrial Co. Ltd.	1,587	151,903
Daewoo Engineering & Construction Co. Ltd.(b)	12,972	60,392
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	276	9,178
DGB Financial Group Inc.	4,428	34,544

Security	Shares	Value

South Korea (continued)
E-MART Inc.	69	$11,907
GS Engineering & Construction Corp.	1,863	78,780
GS Holdings Corp.	4,692	229,403
Hana Financial Group Inc.	3,864	138,738
Hanon Systems	2,070	23,813
Hanwha Corp.	1,380	43,596
Hanwha Life Insurance Co. Ltd.	4,209	16,266
Hotel Shilla Co. Ltd.	897	61,754
Hyundai Department Store Co. Ltd.	138	11,857
Hyundai Engineering & Construction Co. Ltd.	1,242	69,431
Hyundai Heavy Industries Co. Ltd.(b)	1,594	198,417
Hyundai Heavy Industries Holdings Co. Ltd.(b)	207	66,789
Hyundai Mobis Co. Ltd.	828	167,438
Hyundai Motor Co.	1,035	120,462
Industrial Bank of Korea(b)	6,141	78,649
KB Financial Group Inc.(b)	3,532	152,530
Kia Motors Corp.	1,656	54,101
Korea Aerospace Industries Ltd.(b)	1,782	54,614
Korea Gas Corp.(b)	1,932	93,939
Korea Investment Holdings Co. Ltd.	69	3,987
KT&G Corp.(b)	1,932	172,077
LG Electronics Inc.	833	49,861
LG Household & Health Care Ltd.	138	156,896
LG Uplus Corp.	966	13,110
NAVER Corp.	1,214	148,388
NCSoft Corp.	207	87,161
Samsung Biologics Co. Ltd.(b)(c)	207	74,231
Samsung C&T Corp.	621	66,975
Samsung Electronics Co. Ltd.	44,372	1,840,442
Samsung Engineering Co. Ltd.(b)	3,657	55,053
Samsung Fire & Marine Insurance Co. Ltd.	345	84,649
Samsung SDI Co. Ltd.	483	97,021
Samsung SDS Co. Ltd.	483	97,021
Shinhan Financial Group Co. Ltd.(b)	5,037	195,568
SK Holdings Co. Ltd.	759	179,748
SK Hynix Inc.	5,451	362,045
SK Telecom Co. Ltd.	207	47,999

		6,013,302

Spain — 1.1%
Aena SME SA(c)	2,139	370,123
Amadeus IT Group SA	5,382	392,025
Banco Bilbao Vizcaya Argentaria SA	67,089	397,993
Banco de Sabadell SA	54,924	62,985
Banco Santander SA	144,713	686,122
CaixaBank SA	22,011	83,296
Enagas SA	690	20,134
Ferrovial SA	12,841	288,352
Grifols SA	3,519	91,862
Industria de Diseno Textil SA	14,559	406,784
Mapfre SA	33,879	94,387
Red Electrica Corp. SA	27,600	636,559
Siemens Gamesa Renewable Energy SA(b)	7,314	103,899
Telefonica SA	58,650	504,398

		4,138,919

Sweden — 0.9%
Alfa Laval AB	2,760	62,477
Assa Abloy AB, Class B	13,593	252,787
Atlas Copco AB, Class A	1,367	35,583
Atlas Copco AB, Class B	8,832	210,959

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Boliden AB	16,836	$420,191
Epiroc AB, Class A(b)	5,028	48,183
Hennes & Mauritz AB, Class B	10,971	170,496
Hexagon AB, Class B	2,829	138,085
ICA Gruppen AB	1,863	65,482
Industrivarden AB, Class C	14,352	295,297
Investor AB, Class B	9,177	402,795
Kinnevik AB, Class B	8,280	201,892
Sandvik AB	6,555	104,550
Skandinaviska Enskilda Banken AB, Class A	6,003	62,901
Skanska AB, Class B	4,623	80,812
Svenska Handelsbanken AB, Class A	8,073	87,625
Swedbank AB, Class A	2,898	65,697
Telefonaktiebolaget LM Ericsson, Class B	31,740	281,923
Telia Co. AB	25,530	111,125
Volvo AB, Class B	16,974	243,993

		3,342,853

Switzerland — 2.5%
ABB Ltd., Registered	15,594	297,938
Adecco Group AG, Registered	1,863	93,385
Cie. Financiere Richemont SA, Registered	4,830	333,100
Credit Suisse Group AG, Registered	15,318	185,511
EMS-Chemie Holding AG, Registered	276	137,986
Geberit AG, Registered	552	215,937
Givaudan SA, Registered	207	502,425
Kuehne + Nagel International AG, Registered	621	84,127
Lonza Group AG, Registered	552	145,720
Nestle SA, Registered	26,289	2,290,516
Novartis AG, Registered	18,078	1,576,199
Roche Holding AG,NVS	6,141	1,633,824
Schindler Holding AG, Participation Certificates, NVS	138	29,350
SGS SA, Registered	69	166,571
Sika AG, Registered	3,174	419,105
Swatch Group AG (The), Bearer	483	138,848
Swiss Re AG	2,484	238,310
Swisscom AG, Registered	207	99,317
Temenos AG, Registered	759	102,439
UBS Group AG, Registered	32,016	414,682
Vifor Pharma AG	690	87,841
Zurich Insurance Group AG	1,104	346,857

		9,539,988

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	207,000	293,775
Chang Hwa Commercial Bank Ltd.	69,000	40,203
China Development Financial Holding Corp.	276,000	89,660
China Life Insurance Co. Ltd./Taiwan	77,411	69,924
Chunghwa Telecom Co. Ltd.	69,000	240,320
CTBC Financial Holding Co. Ltd.	276,400	186,237
E.Sun Financial Holding Co. Ltd.	138,000	95,904
Fubon Financial Holding Co. Ltd.	138,000	200,117
Hon Hai Precision Industry Co. Ltd.	175,720	400,384
Mega Financial Holding Co. Ltd.	414,000	358,459
Ruentex Development Co. Ltd.	138,000	208,877
Shin Kong Financial Holding Co. Ltd.	351,480	99,421
SinoPac Financial Holdings Co. Ltd.	345,200	116,297
Synnex Technology International Corp.	138,000	169,796
Taishin Financial Holding Co. Ltd.	364,952	161,559
Taiwan Business Bank	207,000	74,454
Taiwan Cooperative Financial Holding Co. Ltd.	69,000	41,551

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	207,000	$1,489,087
Tatung Co. Ltd.(b)	69,000	60,417
Uni-President Enterprises Corp.	138,000	322,972
Yuanta Financial Holding Co. Ltd.	345,000	190,909

		4,910,323

Thailand — 0.3%
Airports of Thailand PCL, NVDR	96,600	213,344
Bangkok Bank PCL, Foreign	6,900	48,808
Bangkok Expressway & Metro PCL, NVDR	257,500	85,717
BTS Group Holdings PCL, NVDR	227,700	72,881
CP ALL PCL, NVDR	55,200	137,371
Energy Absolute PCL, NVDR	41,400	62,943
Kasikornbank PCL, Foreign	20,700	133,837
Krung Thai Bank PCL, NVDR	131,100	83,085
Siam Commercial Bank PCL (The),NVDR	34,500	146,867

		984,853

Turkey — 0.1%
Akbank T.A.S	95,446	130,559
TAV Havalimanlari Holding AS	10,557	56,865
Turkiye Garanti Bankasi AS	56,235	98,435
Turkiye Is Bankasi AS, Class C	138,069	151,516

		437,375

United Arab Emirates — 0.1%
Aldar Properties PJSC	119,094	51,554
Emaar Properties PJSC	66,240	77,728
Emirates Telecommunications Group Co. PJSC	36,846	170,738

		300,020

United Kingdom — 5.1%
3i Group PLC	18,078	202,041
Antofagasta PLC	40,296	461,058
Aptiv PLC	2,760	218,399
Ashtead Group PLC	6,555	166,290
AstraZeneca PLC	11,697	851,199
Auto Trader Group PLC(c)	11,523	69,272
Aviva PLC	38,571	210,107
BAE Systems PLC	21,459	144,472
Barclays PLC	153,594	319,595
Barratt Developments PLC	15,111	107,062
Berkeley Group Holdings PLC	2,208	109,006
British American Tobacco PLC	21,601	763,512
British Land Co. PLC(The)	22,011	166,024
BT Group PLC	68,931	210,729
Bunzl PLC	4,071	128,525
Burberry Group PLC	5,796	137,353
Capri Holdings Ltd.(b)	1,863	79,140
Coca-Cola European Partners PLC(b)	966	45,962
Compass Group PLC	19,389	415,863
ConvaTec Group PLC(c)	24,081	45,235
Croda International PLC	2,869	181,946
DCC PLC	1,518	124,304
Diageo PLC	25,254	963,889
Direct Line Insurance Group PLC	9,371	41,505
Experian PLC	14,421	362,708
Ferguson PLC	2,898	194,192
Fresnillo PLC	7,383	97,605
GlaxoSmithKline PLC	47,886	930,513
GVC Holdings PLC	10,833	95,762
Hammerson PLC	19,458	95,192
Hargreaves Lansdown PLC	2,208	47,431

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	186,300	$1,565,742
Imperial Brands PLC	11,661	387,322
Informa PLC	11,937	106,212
Intertek Group PLC	1,794	115,825
Investec PLC	14,076	90,582
ITV PLC	38,019	64,666
John Wood Group PLC	25,461	181,262
Johnson Matthey PLC	3,657	146,387
Kingfisher PLC	24,840	72,769
Land Securities Group PLC	18,351	208,858
Legal & General Group PLC	64,653	220,614
Lloyds Banking Group PLC	680,478	518,283
London Stock Exchange Group PLC	3,312	199,497
Marks & Spencer Group PLC	19,941	75,756
Meggitt PLC	15,249	103,466
Melrose Industries PLC	58,029	128,738
Merlin Entertainments PLC(c)	17,871	79,482
Micro Focus International PLC	5,658	107,995
National Grid PLC	21,369	231,963
Next PLC	1,449	92,388
Pearson PLC	11,178	133,219
Persimmon PLC	5,865	183,234
Prudential PLC	26,151	511,017
Reckitt Benckiser Group PLC	6,762	521,518
RELX PLC	24,426	541,892
Rolls-Royce Holdings PLC	17,319	201,487
Royal Dutch Shell PLC, Class B	29,532	920,112
RSA Insurance Group PLC	9,453	63,766
Schroders PLC	1,725	59,248
Segro PLC	16,851	143,418
Sensata Technologies Holding PLC(b)	1,725	81,938
Severn Trent PLC	13,248	348,280
Smith & Nephew PLC	7,659	144,577
Smiths Group PLC	6,969	132,423
St. James’s Place PLC	1,932	23,839
Standard Chartered PLC	34,914	281,950
Standard Life Aberdeen PLC	50,911	168,532
Taylor Wimpey PLC	48,162	104,630
Tesco PLC	92,598	271,754
Unilever PLC	12,075	632,900
United Utilities Group PLC	42,849	468,286
Vodafone Group PLC	269,790	491,814
Weir Group PLC (The)	3,381	66,935
Whitbread PLC	2,691	172,994
WPP PLC	15,042	172,107

		19,525,568

United States — 54.0%
3M Co.	5,382	1,078,015
Abbott Laboratories	16,767	1,223,656
AbbVie Inc.	13,524	1,085,842
ABIOMED Inc.(b)	345	121,119
Accenture PLC, Class A	6,210	953,545
Activision Blizzard Inc.	6,210	293,360
Acuity Brands Inc.	483	58,400
Adobe Inc.(b)	4,554	1,128,572
Advance Auto Parts Inc.	690	109,848
Advanced Micro Devices Inc.(b)	10,695	261,065
Affiliated Managers Group Inc.	345	36,208
Aflac Inc.	8,349	398,247
Agilent Technologies Inc.	4,002	304,352

Security	Shares	Value

United States (continued)
AGNC Investment Corp.	4,761	$85,270
Akamai Technologies Inc.(b)	1,656	107,806
Albemarle Corp.	1,587	128,119
Alexandria Real Estate Equities Inc.	1,242	163,584
Alexion Pharmaceuticals Inc.(b)	1,863	229,074
Align Technology Inc.(a)(b)	759	188,953
Alkermes PLC(b)	1,104	36,288
Alleghany Corp.	207	130,733
Allegion PLC	759	65,168
Allergan PLC	3,174	456,993
Alliance Data Systems Corp.	552	98,030
Allstate Corp. (The)	3,312	291,025
Ally Financial Inc.	6,693	174,420
Alphabet Inc., Class A(b)	2,898	3,262,829
Alphabet Inc., Class C, NVS(b)	2,553	2,850,093
Altria Group Inc.	17,526	864,908
Amazon.com Inc.(b)	3,726	6,403,988
AMERCO	345	125,118
American Express Co.	7,590	779,493
American International Group Inc.	11,730	507,088
American Tower Corp.	4,140	715,558
American Water Works Co. Inc.	9,936	950,577
Ameriprise Financial Inc.	1,311	165,973
AmerisourceBergen Corp.	1,587	132,308
AMETEK Inc.	2,070	150,903
Amgen Inc.	5,934	1,110,311
Amphenol Corp., Class A	1,311	115,263
Analog Devices Inc.	4,347	429,744
Annaly Capital Management Inc.	15,042	157,038
ANSYS Inc.(b)	414	68,041
Anthem Inc.	2,553	773,559
AO Smith Corp.	3,381	161,815
Aon PLC	2,553	398,855
Apple Inc.	42,642	7,097,334
Applied Materials Inc.	9,246	361,334
Arch Capital Group Ltd.(b)	1,863	54,679
Arrow Electronics Inc.(b)	276	20,962
Assurant Inc.	552	53,207
AT&T Inc.	64,653	1,943,469
Athene Holding Ltd., Class A(b)	1,104	47,362
Atmos Energy Corp.	9,039	882,478
Autodesk Inc.(b)	2,070	304,704
Automatic Data Processing Inc.	4,692	656,129
AutoZone Inc.(b)	207	175,399
AvalonBay Communities Inc.	1,380	266,230
Avery Dennison Corp.	2,208	230,626
Axalta Coating Systems Ltd.(a)(b)	5,865	150,261
Baker Hughes a GE Co.	20,769	489,525
Ball Corp.	3,864	202,010
Bank of America Corp.	84,387	2,402,498
Bank of New York Mellon Corp. (The)	7,728	404,329
Baxter International Inc.	3,864	280,101
BB&T Corp.	6,210	303,048
Becton Dickinson and Co.	2,346	585,233
Berkshire Hathaway Inc., Class B(b)	10,557	2,169,886
Best Buy Co. Inc.	2,208	130,802
Biogen Inc.(b)	1,725	575,770
BioMarin Pharmaceutical Inc.(b)	1,242	121,927
BlackRock Inc.(e)	1,242	515,529
Boeing Co. (The)	5,106	1,968,976

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Booking Holdings Inc.(b)	483	$885,247
BorgWarner Inc.	1,863	76,197
Boston Properties Inc.	1,173	154,684
Boston Scientific Corp.(b)	13,248	505,411
Brighthouse Financial Inc.(a)(b)	2,622	97,905
Bristol-Myers Squibb Co.	14,697	725,591
Broadcom Inc.	4,071	1,092,046
Broadridge Financial Solutions Inc.	966	97,402
Brown-Forman Corp., Class B, NVS	3,150	148,838
Burlington Stores Inc.(b)	345	59,240
Cadence Design Systems Inc.(b)	1,518	72,910
Capital One Financial Corp.	4,761	383,689
Cardinal Health Inc.	3,036	151,709
CarMax Inc.(b)	1,587	93,284
Caterpillar Inc.	5,451	725,855
Cboe Global Markets Inc.	345	32,178
CBRE Group Inc., Class A(b)	4,554	208,346
CBS Corp., Class B, NVS	1,794	88,731
CDW Corp./DE	1,035	86,184
Celgene Corp.(b)	5,934	524,922
Centene Corp.(b)	1,656	216,224
CenturyLink Inc.	8,556	131,078
Cerner Corp.(b)	3,795	208,383
CH Robinson Worldwide Inc.	1,173	101,781
Charles Schwab Corp. (The)	8,211	384,028
Charter Communications Inc., Class A(b)	1,380	456,849
Cheniere Energy Inc.(b)	10,626	697,597
Chevron Corp.	414	47,465
Chipotle Mexican Grill Inc.(b)	345	182,715
Chubb Ltd.	3,864	514,105
Church & Dwight Co. Inc.	2,760	178,324
Cigna Corp.	3,746	748,488
Cincinnati Financial Corp.	1,104	89,556
Cintas Corp.	1,311	245,826
Cisco Systems Inc.	43,401	2,052,433
CIT Group Inc.	2,760	127,484
Citigroup Inc.	23,322	1,503,336
Citizens Financial Group Inc.	5,106	173,196
Citrix Systems Inc.	1,380	141,505
Clorox Co. (The)	966	143,335
CME Group Inc.	2,760	503,093
Coca-Cola Co. (The)	40,089	1,929,484
Cognex Corp.	1,518	69,069
Cognizant Technology Solutions Corp., Class A	5,313	370,210
Colgate-Palmolive Co.	8,004	517,699
Comcast Corp., Class A	41,331	1,511,475
Conagra Brands Inc.	3,657	79,137
Concho Resources Inc.(b)	4,623	554,020
Consolidated Edison Inc.	11,109	862,614
Constellation Brands Inc., Class A	1,794	311,546
Cooper Companies Inc. (The)	345	96,172
Copart Inc.(a)(b)	2,967	150,219
Corning Inc.	7,314	243,264
CoStar Group Inc.(b)	690	269,611
Costco Wholesale Corp.	4,899	1,051,472
Coty Inc., Class A	8,142	63,182
Crown Castle International Corp.	4,002	468,474
CSX Corp.	8,073	530,396
Cummins Inc.	1,104	162,409
CVS Health Corp.	11,799	773,424

Security	Shares	Value

United States (continued)
Danaher Corp.	6,003	$665,853
Darden Restaurants Inc.	897	94,122
Deere & Co.	2,760	452,640
Dell Technologies Inc., Class C(b)	1,449	70,407
DENTSPLY SIRONA Inc.	2,829	118,677
DexCom Inc.(b)	759	107,042
Diamondback Energy Inc.	3,795	391,340
Digital Realty Trust Inc.	1,242	134,558
Discover Financial Services	3,105	209,556
Discovery Inc., Class A(a)(b)	3,795	107,702
Dollar General Corp.	2,277	262,834
Dollar Tree Inc.(b)	2,070	200,438
Domino’s Pizza Inc.	483	137,042
Dover Corp.	1,518	133,326
DowDuPont Inc.	16,422	883,668
DR Horton Inc.	3,243	124,693
DXC Technology Co.	3,312	212,365
Eaton Corp. PLC	3,933	299,891
eBay Inc.(b)	10,419	350,599
Ecolab Inc.	4,692	742,134
Edison International	7,590	432,402
Edwards Lifesciences Corp.(b)	2,001	341,010
Electronic Arts Inc.(b)	2,691	248,218
Eli Lilly & Co.	8,625	1,033,792
Emerson Electric Co.	6,624	433,673
EOG Resources Inc.	3,588	355,930
Equifax Inc.	1,518	162,456
Equinix Inc.	621	244,674
Equity Residential	4,209	305,405
Essex Property Trust Inc.	483	130,990
Estee Lauder Companies Inc. (The), Class A	2,553	348,280
Everest Re Group Ltd.	138	30,229
Eversource Energy	18,768	1,302,687
Exelon Corp.	345	16,477
Expedia Group Inc.	1,518	181,022
Expeditors International of Washington Inc.	3,726	258,212
Facebook Inc., Class A(b)	21,390	3,565,499
Fastenal Co.	3,381	204,415
Fidelity National Financial Inc.	3,381	122,257
Fidelity National Information Services Inc.	3,588	375,054
Fifth Third Bancorp	5,658	151,748
First Data Corp., Class A(b)	5,520	136,068
Fiserv Inc.(b)	4,416	366,219
FleetCor Technologies Inc.(b)	1,035	208,873
FLIR Systems Inc.	1,656	80,945
Flowserve Corp.	1,449	63,814
Fluor Corp.	2,691	98,410
FMC Corp.	2,829	225,754
Ford Motor Co.	30,912	272,026
Fortinet Inc.(b)	1,173	89,817
Fortive Corp.	3,381	253,541
Fortune Brands Home & Security Inc.	2,208	100,022
Franklin Resources Inc.	4,761	140,973
Freeport-McMoRan Inc.	11,799	137,340
Garmin Ltd.	1,725	119,336
Gartner Inc.(b)	690	93,764
General Dynamics Corp.	2,553	436,997
General Mills Inc.	4,968	220,778
General Motors Co.	9,315	363,471
Genuine Parts Co.	1,173	117,089

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	11,592	$811,556
Goldman Sachs Group Inc. (The)	3,243	642,146
GrubHub Inc.(b)	1,173	94,309
H&R Block Inc.	1,449	34,182
Halliburton Co.	19,389	608,039
Harley-Davidson Inc.	2,484	91,560
Harris Corp.	1,449	221,958
Hartford Financial Services Group Inc. (The)	3,726	174,824
Hasbro Inc.	1,794	162,465
HCA Healthcare Inc.	2,070	288,620
HCP Inc.	2,668	84,149
HD Supply Holdings Inc.(b)	1,794	75,240
Helmerich & Payne Inc.	5,727	320,655
Henry Schein Inc.(b)	828	64,336
Hershey Co. (The)	1,173	124,455
Hewlett Packard Enterprise Co.	16,767	261,398
Hilton Worldwide Holdings Inc.	690	51,391
HollyFrontier Corp.	7,452	419,846
Hologic Inc.(b)	2,277	101,099
Home Depot Inc. (The)	10,695	1,962,853
Honeywell International Inc.	7,659	1,100,062
Host Hotels & Resorts Inc.	9,522	171,967
HP Inc.	17,112	376,977
Humana Inc.	1,311	405,086
Huntington Bancshares Inc./OH	5,037	66,690
IAC/InterActiveCorp.(b)	552	116,627
IDEXX Laboratories Inc.(b)	690	146,818
IHS Markit Ltd.(b)	5,834	302,901
Illinois Tool Works Inc.	3,174	435,822
Illumina Inc.(b)	1,449	405,416
Incyte Corp.(b)	1,173	94,532
Ingersoll-Rand PLC	2,622	262,305
Intel Corp.	42,849	2,019,045
Intercontinental Exchange Inc.	4,071	312,490
International Business Machines Corp.	9,108	1,224,297
International Flavors & Fragrances Inc.	1,863	264,136
Interpublic Group of Companies Inc. (The)	2,553	58,081
Intuit Inc.	2,691	580,772
Intuitive Surgical Inc.(b)	1,173	614,230
Invesco Ltd.	4,761	86,745
IQVIA Holdings Inc.(b)	1,449	186,935
Jack Henry & Associates Inc.	690	92,150
Jacobs Engineering Group Inc.	3,864	250,387
Jazz Pharmaceuticals PLC(b)	276	34,746
JM Smucker Co. (The)	897	94,077
Johnson & Johnson	24,357	3,241,430
Johnson Controls International PLC	8,487	286,606
Jones Lang LaSalle Inc.	759	108,848
JPMorgan Chase & Co.	28,980	2,999,430
Juniper Networks Inc.	2,553	66,225
Kellogg Co.	897	52,932
KeyCorp	6,348	104,552
Keysight Technologies Inc.(b)	1,242	91,933
Kimberly-Clark Corp.	1,242	138,334
Kimco Realty Corp.	6,417	109,153
Kinder Morgan Inc./DE	17,181	310,976
KLA-Tencor Corp.	1,794	191,187
Kohl’s Corp.	759	52,136
Kraft Heinz Co. (The)	6,831	328,298
Kroger Co. (The)	2,277	64,507

Security	Shares	Value

United States (continued)
L Brands Inc.	2,001	$55,708
L3 Technologies Inc.	828	163,017
Laboratory Corp. of America Holdings(b)	759	105,767
Lam Research Corp.	1,380	234,020
Lamb Weston Holdings Inc.	897	64,853
Las Vegas Sands Corp.	5,382	314,094
Leidos Holdings Inc.	1,380	80,040
Lennar Corp., Class A(a)	2,622	124,335
Lennox International Inc.	621	142,383
Liberty Global PLC, Class A(b)	5,589	136,372
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	2,553	80,088
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,588	142,731
Lincoln National Corp.	2,760	161,432
Live Nation Entertainment Inc.(a)(b)	1,242	66,459
LKQ Corp.(b)	3,588	94,077
Lockheed Martin Corp.	2,001	579,670
Loews Corp.	3,450	165,255
Lowe’s Companies Inc.	7,314	703,314
Lululemon Athletica Inc.(b)	1,242	183,580
M&T Bank Corp.	1,173	193,005
Macerich Co. (The)	1,035	47,776
Macy’s Inc.	2,484	65,329
ManpowerGroup Inc.	1,587	125,421
Marathon Petroleum Corp.	14,076	932,676
Markel Corp.(b)	69	72,692
Marriott International Inc./MD, Class A	621	71,123
Marsh & McLennan Companies Inc.	5,865	517,234
Marvell Technology Group Ltd.	9,729	180,278
Masco Corp.	4,899	158,777
Mastercard Inc., Class A	8,418	1,777,292
Maxim Integrated Products Inc.	2,967	161,019
McCormick & Co. Inc./MD, NVS	1,587	196,217
McDonald’s Corp.	7,383	1,319,933
McKesson Corp.	2,070	265,477
Medtronic PLC	12,351	1,091,705
MercadoLibre Inc.	483	175,812
Merck & Co. Inc.	24,702	1,838,570
MetLife Inc.	9,798	447,475
Mettler-Toledo International Inc.(b)	276	176,132
MGM Resorts International	6,486	190,948
Microchip Technology Inc.	2,277	183,002
Micron Technology Inc.(b)	10,488	400,851
Microsoft Corp.	64,998	6,787,741
Middleby Corp. (The)(a)(b)	483	56,810
Molson Coors Brewing Co., Class B	2,208	147,075
Mondelez International Inc., Class A	13,662	632,004
Monster Beverage Corp.(b)	4,485	256,721
Moody’s Corp.	1,518	240,618
Morgan Stanley	10,626	449,480
Motorola Solutions Inc.	1,104	129,069
MSCI Inc.	966	164,481
Mylan NV(b)	3,864	115,727
National Oilwell Varco Inc.	12,903	380,380
Nektar Therapeutics(b)	1,587	67,194
NetApp Inc.	2,967	189,206
Netflix Inc.(b)	4,071	1,382,104
Newell Brands Inc.	3,105	65,857
News Corp., Class A, NVS	4,968	63,739
Nielsen Holdings PLC	5,244	134,666

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NIKE Inc., Class B	12,903	$1,056,498
Norfolk Southern Corp.	2,415	405,092
Northern Trust Corp.	1,173	103,764
Northrop Grumman Corp.	1,518	418,285
NVIDIA Corp.	5,520	793,500
O’Reilly Automotive Inc.(b)	828	285,378
Old Dominion Freight Line Inc.(a)	1,173	159,446
Omnicom Group Inc.	1,449	112,848
ONEOK Inc.	19,251	1,236,107
Oracle Corp.	28,221	1,417,541
PACCAR Inc.	3,174	207,960
Packaging Corp. of America	621	58,573
Palo Alto Networks Inc.(b)	690	148,226
Parker-Hannifin Corp.	1,035	170,578
Paychex Inc.	4,830	341,964
PayPal Holdings Inc.(b)	10,143	900,293
People’s United Financial Inc.	3,105	50,860
PepsiCo Inc.	12,351	1,391,587
Pfizer Inc.	52,578	2,231,936
Philip Morris International Inc.	14,145	1,085,204
Phillips 66	17,457	1,665,572
Pioneer Natural Resources Co.	2,277	324,063
PNC Financial Services Group Inc. (The)	4,623	567,103
Polaris Industries Inc.	759	63,665
PPG Industries Inc.	3,519	371,043
Principal Financial Group Inc.	3,726	186,561
Procter & Gamble Co. (The)	23,115	2,229,904
Progressive Corp. (The)	5,106	343,583
Prologis Inc.	6,141	424,712
Prudential Financial Inc.	4,899	451,394
Public Storage	1,518	322,605
PVH Corp.	759	82,814
QUALCOMM Inc.	14,214	703,877
Quest Diagnostics Inc.	1,242	108,489
Qurate Retail Inc.(b)	4,485	97,549
Ralph Lauren Corp.	759	88,150
Raytheon Co.	2,622	432,001
Realty Income Corp.	1,656	113,751
Red Hat Inc.(b)	1,518	269,961
Regeneron Pharmaceuticals Inc.(b)	552	236,957
Regions Financial Corp.	9,936	150,729
ResMed Inc.	1,587	151,035
Robert Half International Inc.	2,139	137,816
Rockwell Automation Inc.	966	163,756
Rollins Inc.	3,519	131,048
Roper Technologies Inc.	1,173	332,264
Ross Stores Inc.	3,450	317,814
S&P Global Inc.	2,553	489,282
Sabre Corp.	3,450	79,281
salesforce.com Inc.(a)(b)	6,348	964,706
SBA Communications Corp.(b)	1,311	239,297
Schlumberger Ltd.	27,945	1,235,448
Seagate Technology PLC	2,070	91,660
Sealed Air Corp.	4,140	163,530
SEI Investments Co.	897	42,643
Sempra Energy	6,072	710,303
ServiceNow Inc.(b)	1,449	318,809
Sherwin-Williams Co. (The)	1,449	610,782
Simon Property Group Inc.	3,243	590,615
Sirius XM Holdings Inc.(a)	14,490	84,477

Security	Shares	Value

United States (continued)
Skyworks Solutions Inc.	1,104	$80,636
SL Green Realty Corp.	759	70,154
Snap-on Inc.	690	114,533
Spirit AeroSystems Holdings Inc., Class A	1,311	109,337
Splunk Inc.(a)(b)	1,173	146,437
Square Inc., Class A(b)	2,967	211,695
Stanley Black & Decker Inc.	1,656	209,385
Starbucks Corp.	13,317	907,420
State Street Corp.	3,505	248,505
Stryker Corp.	2,898	514,598
SunTrust Banks Inc.	4,830	286,999
SVB Financial Group(b)	483	112,723
Symantec Corp.	6,969	146,488
Synchrony Financial	6,417	192,767
Sysco Corp.	6,279	400,914
T-Mobile U.S. Inc.(b)	1,380	96,076
T Rowe Price Group Inc.	2,760	257,950
Take-Two Interactive Software Inc.(b)	1,035	109,244
Tapestry Inc.	2,898	112,182
Target Corp.	4,416	322,368
TD Ameritrade Holding Corp.	1,449	81,072
TE Connectivity Ltd.	4,002	323,962
TechnipFMC PLC	16,077	369,128
Teleflex Inc.	345	94,358
Tesla Inc.(b)	1,242	381,319
Texas Instruments Inc.	10,005	1,007,303
Textron Inc.(a)	2,001	106,513
Thermo Fisher Scientific Inc.	3,864	949,269
Tiffany & Co.	1,725	153,059
TJX Companies Inc. (The)	12,006	597,058
Total System Services Inc.	1,863	166,943
Tractor Supply Co.	966	82,496
TransDigm Group Inc.(b)	483	188,853
TransUnion	2,139	130,094
Travelers Companies Inc. (The)	2,829	355,153
Trimble Inc.(b)	2,967	111,737
TripAdvisor Inc.(b)	966	55,429
Twenty-First Century Fox Inc., Class A, NVS	10,212	503,554
Twenty-First Century Fox Inc., Class B	2,691	132,020
Twitter Inc.(b)	5,520	185,251
U.S. Bancorp	10,143	518,916
UDR Inc.	1,932	84,525
Ulta Salon Cosmetics & Fragrance Inc.(b)	552	161,140
Under Armour Inc., Class A(a)(b)	3,933	81,570
Union Pacific Corp.	7,176	1,141,486
United Parcel Service Inc., Class B	5,175	545,445
United Rentals Inc.(b)	966	121,001
United Technologies Corp.	8,448	997,455
UnitedHealth Group Inc.	8,556	2,311,831
Unum Group	1,725	59,961
Vail Resorts Inc.	621	116,909
Valero Energy Corp.	11,523	1,011,950
Varian Medical Systems Inc.(b)	690	91,101
Veeva Systems Inc., Class A(b)	1,656	180,603
Ventas Inc.	1,863	120,145
VEREIT Inc.	12,696	102,584
VeriSign Inc.(b)	552	93,437
Verisk Analytics Inc.(b)	2,760	324,052
Verizon Communications Inc.	36,087	1,986,950
Vertex Pharmaceuticals Inc.(b)	2,139	408,356

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
VF Corp.	3,657	$307,810
Viacom Inc., Class B, NVS	1,242	36,540
Visa Inc., Class A	16,284	2,198,503
VMware Inc., Class A	966	145,934
Voya Financial Inc.	2,622	121,739
Vulcan Materials Co.	1,863	189,374
Wabtec Corp.(a)	897	62,037
Walmart Inc.	13,041	1,249,719
Walgreens Boots Alliance Inc.	8,970	648,172
Walt Disney Co. (The)	14,007	1,562,061
Waters Corp.(b)	828	191,450
Wayfair Inc., Class A(a)(b)	828	90,633
WellCare Health Plans Inc.(a)(b)	345	95,386
Wells Fargo & Co.	40,503	1,981,002
Welltower Inc.	3,726	288,728
Western Digital Corp.	2,829	127,277
Western Union Co. (The)	4,830	88,148
Weyerhaeuser Co.	9,591	251,668
Williams Companies Inc. (The)	15,870	427,379
Willis Towers Watson PLC	1,035	168,488
Workday Inc., Class A(b)	966	175,358
Worldpay Inc., Class A(b)	2,599	216,965
WP Carey Inc.	828	62,009
WW Grainger Inc.	552	163,055
Wynn Resorts Ltd.	1,449	178,241
Xerox Corp.	3,450	97,325
Xilinx Inc.	3,036	339,850
XPO Logistics Inc.(a)(b)	828	50,326
Xylem Inc./NY	4,347	309,767
Yum! Brands Inc.	1,035	97,269
Zayo Group Holdings Inc.(b)	1,311	35,987
Zillow Group Inc., Class C, NVS(a)(b)	69	2,421
Zimmer Biomet Holdings Inc.	1,656	181,431
Zoetis Inc.	4,761	410,208

		208,459,644

Total Common Stocks — 98.9% (Cost: $351,835,806)		381,909,814

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	41,493	515,530
Cia. Energetica de Minas Gerais, Preference Shares, NVS	34,500	131,170
Itau Unibanco Holding SA, Preference Shares, NVS	62,154	661,670
Itausa-Investimentos Itau SA, Preference Shares, NVS	41,400	153,426
Telefonica Brasil SA, Preference Shares, NVS	6,900	92,226

		1,554,022

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	2,829	121,055

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	9,246	$102,274
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	318,021	109,546
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	15,801	168,271

		380,091

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,104	51,837
Henkel AG & Co. KGaA, Preference Shares, NVS	3,312	322,574
Volkswagen AG, Preference Shares, NVS	2,070	353,005

		727,416

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	241,017	118,116

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	966	73,015
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,900	232,553

		305,568

Total Preferred Stocks — 0.8% (Cost: $2,822,740)		3,206,268

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	4,045,954	4,047,168
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	304,978	304,978

		4,352,146

Total Short-Term Investments — 1.1% (Cost: $4,351,047)		4,352,146

Total Investments in Securities — 100.8% (Cost: $359,009,593)		389,468,228

Other Assets, Less Liabilities — (0.8)%		(3,155,469)

Net Assets — 100.0%		$386,312,759

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	8,169,873	—		(4,123,919	)(b)	4,045,954	$4,047,168	$26,400	(c)	$872		$(909)
BlackRock Cash Funds: Treasury, SL Agency Shares	247,119	57,859	(b)	—		304,978	304,978	6,350		—		—
BlackRock Inc.	1,652	54		(464)		1,242	515,529	10,411		15,277		(167,041)
PNC Financial Services Group Inc. (The) (d)	6,120	204		(1,701)		4,623	N/A	10,270		49,950		(189,136)

							$4,867,675	$53,431		$66,099		$(357,086)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$381,909,814	$—	$—	$381,909,814
Preferred Stocks	3,206,268	—	—	3,206,268
Money Market Funds	4,352,146	—	—	4,352,146

	$389,468,228	$—	$—	$389,468,228

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 36.0%
3SBio Inc.(a)	1,320,000	$2,203,729
51job Inc., ADR(b)(c)	25,080	1,746,571
58.com Inc., ADR(b)	95,040	6,025,536
AAC Technologies Holdings Inc.(c)	764,000	4,722,240
Agile Group Holdings Ltd.	1,980,000	2,619,241
Agricultural Bank of China Ltd., Class A	1,386,000	768,645
Agricultural Bank of China Ltd., Class H	28,380,000	13,346,018
Air China Ltd., Class H	1,984,000	1,967,135
Alibaba Group Holding Ltd., ADR(b)(c)	1,295,250	218,236,673
Alibaba Health Information Technology Ltd.(b)(c)	3,312,000	3,030,594
Alibaba Pictures Group Ltd.(b)(c)	16,510,000	2,861,534
Aluminum Corp. of China Ltd., Class H(b)(c)	3,960,000	1,458,498
Angang Steel Co. Ltd., Class A	495,999	384,507
Angang Steel Co. Ltd., Class H	660,000	492,895
Anhui Conch Cement Co. Ltd., Class A	29,000	140,378
Anhui Conch Cement Co. Ltd., Class H	1,320,500	7,135,382
ANTA Sports Products Ltd.	990,000	5,116,100
Autohome Inc., ADR(b)(c)	57,420	4,156,060
AviChina Industry & Technology Co. Ltd., Class H(c)	2,312,000	1,535,107
BAIC Motor Corp. Ltd., Class H(a)	1,815,000	1,179,668
Baidu Inc., ADR(b)	276,870	47,796,068
Bank of Beijing Co. Ltd., Class A	598,500	532,670
Bank of China Ltd., Class A	486,800	267,066
Bank of China Ltd., Class H	78,870,000	36,385,920
Bank of Communications Co. Ltd., Class A	290,589	270,757
Bank of Communications Co. Ltd., Class H	9,243,100	7,833,435
Bank of Ningbo Co. Ltd., Class A	231,099	601,192
Bank of Shanghai Co. Ltd., Class A	192,463	330,250
Baoshan Iron & Steel Co. Ltd., Class A	225,196	235,342
Baozun Inc., ADR(b)(c)	37,290	1,334,982
BBMG Corp., Class H	2,310,000	788,969
Beijing Capital International Airport Co. Ltd., Class H	1,980,000	1,849,618
Beijing Dabeinong Technology Group Co. Ltd., Class A	543,700	254,512
Beijing Enterprises Holdings Ltd.	496,000	2,809,742
Beijing Enterprises Water Group Ltd.(c)	5,284,000	3,050,521
BOC Aviation Ltd.(a)	198,000	1,672,984
BOE Technology Group Co. Ltd., Class A	421,400	160,825
Brilliance China Automotive Holdings Ltd.(c)	3,300,000	3,103,725
BYD Co. Ltd., Class H(c)	660,500	3,876,282
BYD Electronic International Co. Ltd.	660,000	810,838
CAR Inc.(b)(c)	660,000	549,250
CGN Power Co. Ltd., Class H(a)	11,220,000	2,931,296
China Agri-Industries Holdings Ltd.	1,650,000	586,680
China Cinda Asset Management Co. Ltd., Class H	9,240,000	2,378,682
China CITIC Bank Corp. Ltd., Class H	8,910,200	5,768,516
China Coal Energy Co. Ltd., Class H	1,980,000	832,707
China Communications Construction Co. Ltd., Class H	4,627,000	4,628,946
China Communications Services Corp. Ltd., Class H	2,642,000	2,474,760
China Conch Venture Holdings Ltd.	1,611,000	5,368,837
China Construction Bank Corp., Class A	265,800	280,152
China Construction Bank Corp., Class H	95,370,390	85,200,968
China Eastern Airlines Corp. Ltd., Class A	364,595	273,400
China Eastern Airlines Corp. Ltd., Class H	1,320,000	805,791
China Everbright Bank Co. Ltd., Class H	3,300,000	1,585,507
China Everbright International Ltd.(c)	3,300,370	3,314,376
China Everbright Ltd.	1,326,000	2,490,887
China Evergrande Group(c)	2,640,000	8,259,778
China First Capital Group Ltd.(b)	3,300,000	1,715,881

Security	Shares	Value

China (continued)
China Fortune Land Development Co. Ltd., Class A	61,700	$251,020
China Galaxy Securities Co. Ltd., Class H	3,630,000	1,873,590
China Gas Holdings Ltd.(c)	1,786,000	5,678,910
China Hongqiao Group Ltd.(c)	2,145,000	1,366,817
China Huarong Asset Management Co. Ltd., Class H(a)	9,900,000	2,006,066
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	708
China International Capital Corp. Ltd., Class H(a)	1,056,000	2,102,122
China International Marine Containers Group Co. Ltd., Class A	198,000	328,829
China International Travel Service Corp. Ltd., Class A	66,000	536,241
China Jinmao Holdings Group Ltd.	5,280,000	2,664,662
China Life Insurance Co. Ltd., Class H	7,592,000	18,712,233
China Literature Ltd.(a)(b)(c)	198,000	972,753
China Longyuan Power Group Corp. Ltd., Class H	3,304,000	2,467,463
China Medical System Holdings Ltd.	1,321,000	1,368,694
China Mengniu Dairy Co. Ltd.	2,640,000	8,158,844
China Merchants Bank Co. Ltd., Class A	396,099	1,724,865
China Merchants Bank Co. Ltd., Class H	3,961,446	17,266,042
China Merchants Port Holdings Co. Ltd.	1,326,180	2,619,673
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	132,399	380,353
China Minsheng Banking Corp. Ltd., Class A	225,200	199,759
China Minsheng Banking Corp. Ltd., Class H	6,720,520	5,130,299
China Mobile Ltd.	6,105,000	64,032,205
China Molybdenum Co. Ltd., Class H	3,960,000	1,599,806
China National Building Material Co. Ltd., Class H	4,242,000	3,367,997
China Oilfield Services Ltd., Class H	2,112,000	2,088,664
China Oriental Group Co. Ltd.	1,320,000	889,903
China Overseas Land & Investment Ltd.	3,961,760	14,894,404
China Pacific Insurance Group Co. Ltd., Class A	94,400	433,735
China Pacific Insurance Group Co. Ltd., Class H	2,640,000	9,235,475
China Petroleum & Chemical Corp., Class A	597,096	510,057
China Petroleum & Chemical Corp., Class H	25,740,000	21,551,965
China Power International Development Ltd.	4,620,000	1,189,341
China Railway Construction Corp. Ltd., Class A	159,800	240,374
China Railway Construction Corp. Ltd., Class H	1,980,000	2,745,409
China Railway Group Ltd., Class H	3,960,000	3,694,190
China Railway Signal & Communication Corp. Ltd., Class H(a)	990,000	783,501
China Reinsurance Group Corp., Class H	4,290,000	967,706
China Resources Beer Holdings Co. Ltd.	1,324,000	4,640,167
China Resources Cement Holdings Ltd.	2,640,000	2,668,026
China Resources Gas Group Ltd.	660,000	2,582,232
China Resources Land Ltd.	2,641,555	10,267,683
China Resources Pharmaceutical Group Ltd.(a)	1,650,000	2,342,513
China Resources Power Holdings Co. Ltd.	1,984,000	3,969,669
China Shenhua Energy Co. Ltd., Class H	3,465,000	8,743,421
China Southern Airlines Co. Ltd., Class H	1,984,000	1,408,347
China State Construction Engineering Corp. Ltd., Class A	561,000	511,840
China State Construction International Holdings Ltd.	1,984,000	1,886,225
China Taiping Insurance Holdings Co. Ltd.	1,650,190	4,521,529
China Telecom Corp. Ltd., Class H	13,860,000	7,489,314
China Tower Corp. Ltd., Class H(a)(b)	39,600,000	8,478,469
China Traditional Chinese Medicine Holdings Co. Ltd.	2,640,000	1,715,881
China Travel International Investment Hong Kong Ltd.	1,980,000	570,278
China Unicom Hong Kong Ltd.	5,940,000	6,775,205
China United Network Communications Ltd., Class A	356,000	281,815
China Vanke Co. Ltd., Class A	198,908	822,877
China Vanke Co. Ltd., Class H	1,221,084	4,917,514

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Yangtze Power Co. Ltd., Class A	199,800	$489,388
China Zhongwang Holdings Ltd.(c)	1,584,000	793,342
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,641,000	1,524,683
CIFI Holdings Group Co. Ltd.	3,960,000	2,599,054
CITIC Ltd.	5,940,000	8,978,093
CITIC Securities Co. Ltd., Class H	2,475,000	5,027,782
CNOOC Ltd.	17,820,000	29,795,761
COSCO SHIPPING Development Co. Ltd., Class A(b)	1,320,000	456,543
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	1,320,000	746,913
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	429,900	269,176
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,310,000	930,276
COSCO SHIPPING Ports Ltd.	1,984,000	2,063,216
Country Garden Holdings Co. Ltd.	7,590,838	10,718,708
Country Garden Services Holdings Co. Ltd.(b)(c)	990,000	1,524,106
CRRC Corp. Ltd., Class A	627,999	799,534
CRRC Corp. Ltd., Class H	3,960,500	3,977,308
CSPC Pharmaceutical Group Ltd.	4,624,000	7,931,875
Ctrip.com International Ltd., ADR(b)	410,520	13,670,316
Dali Foods Group Co. Ltd.(a)	1,980,000	1,347,471
Daqin Railway Co. Ltd., Class A	298,895	380,982
Datang International Power Generation Co. Ltd., Class H	2,640,000	686,352
Dongfeng Motor Group Co. Ltd., Class H	2,642,000	2,764,324
ENN Energy Holdings Ltd.	799,200	7,628,695
Far East Horizon Ltd.	2,313,000	2,387,666
Focus Media Information Technology Co. Ltd., Class A	264,640	214,622
Foshan Haitian Flavouring & Food Co. Ltd., Class A	29,000	312,576
Fosun International Ltd.	2,642,500	3,940,160
Fullshare Holdings Ltd.(c)	7,247,500	1,644,073
Future Land Development Holdings Ltd.(c)	1,980,000	1,665,414
Fuyao Glass Industry Group Co. Ltd., Class H(a)	496,800	1,725,286
GDS Holdings Ltd., ADR(b)(c)	61,050	1,733,820
Geely Automobile Holdings Ltd.	4,950,000	8,364,918
Genscript Biotech Corp.(b)(c)	660,000	1,012,706
GF Securities Co. Ltd., Class H	1,518,000	2,166,720
GOME Retail Holdings Ltd.(b)(c)	10,234,160	886,899
Great Wall Motor Co. Ltd., Class H(c)	3,135,000	2,125,505
Gree Electric Appliances Inc. of Zhuhai, Class A(b)	66,998	417,002
Greentown China Holdings Ltd.	825,000	733,875
Greentown Service Group Co. Ltd.(c)	1,320,000	1,204,481
Guangdong Investment Ltd.	3,300,000	6,291,562
Guangzhou Automobile Group Co. Ltd., Class H	3,300,397	3,566,769
Guangzhou R&F Properties Co. Ltd., Class H	1,056,400	2,097,533
Guotai Junan Securities Co. Ltd., Class A	363,300	908,277
Guotai Junan Securities Co. Ltd., Class H(a)	594,000	1,265,714
Haier Electronics Group Co. Ltd.	1,320,000	3,793,442
Haitian International Holdings Ltd.	663,000	1,520,894
Haitong Securities Co. Ltd., Class H	3,432,800	3,858,602
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	165,000	738,685
Hengan International Group Co. Ltd.	660,000	5,181,286
HengTen Networks Group Ltd.(b)	23,760,000	772,146
Hua Hong Semiconductor Ltd.(a)(c)	330,000	730,090
Huadian Power International Corp. Ltd., Class H	1,980,000	918,501
Huadong Medicine Co. Ltd., Class A	99,192	392,314
Huaneng Power International Inc., Class H	4,620,000	2,896,810
Huaneng Renewables Corp. Ltd., Class H	5,280,000	1,514,012
Huatai Securities Co. Ltd., Class H(a)	1,716,000	3,197,257
Huazhu Group Ltd., ADR(c)	133,650	4,243,388

Security	Shares	Value

China (continued)
Hubei Energy Group Co. Ltd., Class A	660,600	$365,370
Hutchison China MediTech Ltd., ADR, NVS(b)(c)	52,470	1,191,069
Industrial & Commercial Bank of China Ltd., Class A	992,700	837,634
Industrial & Commercial Bank of China Ltd., Class H	68,310,350	52,756,028
Industrial Bank Co. Ltd., Class A	429,900	1,051,069
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,161,996	254,649
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,392	340,260
Inner Mongolia Yitai Coal Co. Ltd., Class B	990,000	1,147,410
JD.com Inc., ADR(b)(c)	733,260	18,221,511
Jiangsu Expressway Co. Ltd., Class H	1,322,000	1,913,915
Jiangsu Hengrui Medicine Co. Ltd., Class A	66,398	584,514
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	29,000	408,554
Jiangxi Copper Co. Ltd., Class H	1,321,000	1,673,409
Jiayuan International Group Ltd.(c)	1,320,000	635,885
Kaisa Group Holdings Ltd.	2,310,000	738,922
Kangmei Pharmaceutical Co. Ltd., Class A	132,697	115,530
Kingboard Holdings Ltd.	660,000	2,308,869
Kingboard Laminates Holdings Ltd.	1,155,000	1,189,341
Kingdee International Software Group Co. Ltd.(c)	2,310,000	2,213,822
Kingsoft Corp. Ltd.	993,000	1,885,595
Kunlun Energy Co. Ltd.	3,306,000	3,522,265
Kweichow Moutai Co. Ltd., Class A	33,000	3,392,588
KWG Group Holdings Ltd.	1,320,000	1,295,322
Lee & Man Paper Manufacturing Ltd.(c)	1,650,000	1,465,648
Legend Holdings Corp., Class H(a)	363,000	946,047
Lenovo Group Ltd	7,260,000	5,273,809
Liaoning Cheng Da Co. Ltd., Class A	230,942	341,190
Logan Property Holdings Co. Ltd.	1,320,000	1,786,534
Longfor Group Holdings Ltd.	1,485,000	4,589,350
Luye Pharma Group Ltd.(a)(c)	1,155,000	858,151
Luzhou Laojiao Co. Ltd., Class A	33,000	209,921
Maanshan Iron & Steel Co. Ltd., Class H	1,980,000	943,734
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	157,023	356,988
Meitu Inc.(a)(b)	1,815,000	617,591
Metallurgical Corp. of China Ltd., Class A	629,608	274,077
Metallurgical Corp. of China Ltd., Class H	2,970,000	813,782
Midea Group Co. Ltd., Class A	127,088	824,733
MMG Ltd.(b)	2,640,000	962,239
Momo Inc., ADR(b)(c)	147,180	4,478,687
NetEase Inc., ADR	77,220	19,454,035
New China Life Insurance Co. Ltd., Class H	858,000	3,630,265
New Hope Liuhe Co. Ltd., Class A	398,372	472,145
New Oriental Education & Technology Group Inc., ADR(b)	143,550	11,059,092
Nexteer Automotive Group Ltd.	990,000	1,488,779
Nine Dragons Paper Holdings Ltd.	1,650,000	1,673,825
Noah Holdings Ltd., ADR(b)(c)	28,710	1,349,370
People’s Insurance Co. Group of China Ltd. (The), Class H	7,590,000	3,134,005
PetroChina Co. Ltd., Class A	159,800	174,384
PetroChina Co. Ltd., Class H	21,120,000	13,619,381
PICC Property & Casualty Co. Ltd., Class H	6,903,814	7,117,878
Ping An Bank Co. Ltd., Class A	323,239	534,893
Ping An Insurance Group Co. of China Ltd., Class A	198,399	1,862,782
Ping An Insurance Group Co. of China Ltd., Class H	5,115,000	49,476,659
Poly Developments and Holdings Group Co. Ltd., Class A	297,397	571,048
Postal Savings Bank of China Co. Ltd., Class H(a)	2,640,000	1,480,368
Qingdao Haier Co. Ltd., Class A	159,800	381,168

S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SAIC Motor Corp. Ltd., Class A	165,399	$655,895
Sanan Optoelectronics Co. Ltd., Class A	132,026	193,085
Semiconductor Manufacturing International Corp.(b)(c)	2,970,400	2,797,514
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,640,000	2,203,729
Shanghai Electric Group Co. Ltd., Class H	2,656,000	927,452
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	127,100	440,164
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	495,000	1,504,550
Shanghai Industrial Holdings Ltd.	663,000	1,392,463
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	957,096	1,301,651
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	264,300	634,370
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	660,000	1,404,667
Shanghai Pudong Development Bank Co. Ltd., Class A	595,294	952,250
Shanghai Tunnel Engineering Co. Ltd., Class A	429,900	412,737
Shenergy Co. Ltd., Class A	497,185	374,308
Shenwan Hongyuan Group Co. Ltd., Class A	964,297	635,408
Shenzhen Energy Group Co. Ltd., Class A	525,965	397,544
Shenzhen International Holdings Ltd.	825,000	1,598,124
Shenzhen Investment Ltd.	3,300,000	1,148,126
Shenzhou International Group Holdings Ltd.	663,000	7,803,032
Shimao Property Holdings Ltd.	1,155,000	3,267,743
Shui On Land Ltd.	3,135,000	775,090
Sihuan Pharmaceutical Holdings Group Ltd.	3,860,000	811,679
SINA Corp./China(b)	65,670	4,033,451
Sino Biopharmaceutical Ltd.	6,930,500	5,829,368
Sino-Ocean Group Holding Ltd.	3,136,500	1,534,933
Sinopec Engineering Group Co. Ltd., Class H	1,320,000	1,295,322
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,966,000	1,875,165
Sinopharm Group Co. Ltd., Class H	1,189,600	5,313,760
Sinotrans Ltd., Class H	1,650,000	754,903
Sinotruk Hong Kong Ltd.	660,000	1,214,574
SOHO China Ltd.(b)	2,310,500	933,422
SooChow Securities Co. Ltd., Class A	200,781	210,425
SSY Group Ltd.	1,320,000	1,182,612
Sun Art Retail Group Ltd.	2,475,000	2,447,653
Sunac China Holdings Ltd.(c)	2,310,000	9,126,129
Suning.com Co. Ltd., Class A	330,996	513,681
Sunny Optical Technology Group Co. Ltd.(c)	726,000	7,133,521
TAL Education Group, Class A, ADR(b)	357,390	11,089,812
Tencent Holdings Ltd.	5,709,000	251,738,183
Tingyi Cayman Islands Holding Corp.	1,982,000	2,758,286
Tong Ren Tang Technologies Co. Ltd., Class H	330,000	443,269
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,095,000	323,221
Towngas China Co. Ltd.	990,000	787,286
TravelSky Technology Ltd., Class H	992,000	2,680,159
Tsingtao Brewery Co. Ltd., Class H	660,000	2,897,651
Tus-Sound Environmental Resources Co. Ltd., Class A	99,395	136,324
Uni-President China Holdings Ltd.	1,320,000	1,170,836
Vipshop Holdings Ltd., ADR(b)	438,900	3,375,141
Want Want China Holdings Ltd.	4,950,000	3,993,207
Weibo Corp., ADR(b)(c)	55,440	3,362,990
Weichai Power Co. Ltd., Class H	1,650,600	2,208,737
Wuliangye Yibin Co. Ltd., Class A	66,000	593,309
Wuxi Biologics Cayman Inc.(a)(b)	495,000	4,255,005
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	231,095	442,704

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	462,000	$552,867
Xinyi Solar Holdings Ltd.(c)	2,768,000	1,164,107
Yanzhou Coal Mining Co. Ltd., Class H	1,982,000	1,808,546
Yihai International Holding Ltd.	330,000	1,005,136
Youngor Group Co. Ltd., Class A	331,512	376,100
Yuexiu Property Co. Ltd.	5,940,000	1,150,649
Yum China Holdings Inc.	365,640	13,327,578
Yuzhou Properties Co. Ltd.	1,650,000	813,782
YY Inc., ADR(b)	49,500	3,436,785
Zhaojin Mining Industry Co. Ltd., Class H	1,155,000	1,207,004
Zhejiang Expressway Co. Ltd., Class H	1,322,000	1,354,567
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	231,000	794,856
Zhongsheng Group Holdings Ltd.(c)	660,000	1,182,612
Zhuzhou CRRC Times Electric Co. Ltd., Class H	561,000	3,110,034
Zijin Mining Group Co. Ltd., Class H	5,940,000	2,210,458
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	827,137	458,712
ZTE Corp., Class H(b)	792,000	1,592,741

		1,623,792,449

Hong Kong — 11.8%
AIA Group Ltd.	12,012,000	107,923,841
ASM Pacific Technology Ltd.	297,100	3,189,962
Bank of East Asia Ltd. (The)	1,290,400	4,333,292
BeiGene Ltd., ADR(b)(c)	32,670	4,230,112
BOC Hong Kong Holdings Ltd.	3,795,000	14,557,648
China Ding Yi Feng Holdings Ltd.(b)(c)	840,000	2,949,265
CK Asset Holdings Ltd.	2,640,132	22,122,507
CK Hutchison Holdings Ltd.	2,640,132	26,563,832
CK Infrastructure Holdings Ltd.	663,000	5,352,702
CLP Holdings Ltd.	1,650,000	19,103,891
Dairy Farm International Holdings Ltd.	363,000	3,277,890
Galaxy Entertainment Group Ltd.	2,310,000	15,897,129
Hang Lung Group Ltd.	990,000	2,901,857
Hang Lung Properties Ltd.	1,980,000	4,314,935
Hang Seng Bank Ltd.	726,000	16,617,126
Henderson Land Development Co. Ltd.	1,262,333	7,150,866
HK Electric Investments & HK Electric Investments Ltd.(c)	2,475,000	2,520,199
HKT Trust & HKT Ltd.	3,960,640	5,834,937
Hong Kong & China Gas Co. Ltd.	9,591,669	20,804,951
Hong Kong Exchanges & Clearing Ltd.	1,140,700	35,471,064
Hongkong Land Holdings Ltd.	1,188,000	8,517,960
Hysan Development Co. Ltd.	663,000	3,438,911
Jardine Matheson Holdings Ltd.	231,200	15,448,784
Jardine Strategic Holdings Ltd.	231,000	8,842,680
Kerry Properties Ltd.	660,500	2,727,287
Link REIT	2,148,500	23,547,606
Melco Resorts & Entertainment Ltd., ADR	252,120	5,440,750
MGM China Holdings Ltd.(c)	929,600	1,786,530
Minth Group Ltd.(c)	660,000	2,296,252
MTR Corp. Ltd.	1,487,000	8,300,381
New World Development Co. Ltd.	6,272,666	9,832,642
NWS Holdings Ltd.	1,652,500	3,782,342
PCCW Ltd.	4,290,000	2,553,213
Power Assets Holdings Ltd.	1,320,000	8,873,794
Sands China Ltd.	2,508,800	11,925,808
Shangri-La Asia Ltd.	1,326,333	1,720,732
Sino Land Co. Ltd.	3,301,200	5,915,209

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SJM Holdings Ltd.	1,980,000	$2,074,197
Sun Hung Kai Properties Ltd.	1,650,000	27,588,668
Swire Pacific Ltd., Class A	496,000	5,859,686
Swire Properties Ltd.	1,254,000	4,874,278
Techtronic Industries Co. Ltd.	1,485,000	8,601,482
WH Group Ltd.(a)	8,910,000	7,630,622
Wharf Holdings Ltd. (The)	1,320,000	3,978,488
Wharf Real Estate Investment Co. Ltd.	1,322,000	9,013,598
Wheelock & Co. Ltd.	660,000	4,222,412
Wynn Macau Ltd.	1,584,400	3,844,543
Yue Yuen Industrial Holdings Ltd.	660,000	2,254,196

		530,011,057

India — 9.8%
Adani Ports & Special Economic Zone Ltd.	521,272	2,482,125
Ambuja Cements Ltd.	609,840	1,799,851
Ashok Leyland Ltd.	1,200,540	1,372,383
Asian Paints Ltd.	286,440	5,689,330
Aurobindo Pharma Ltd.	269,940	2,990,140
Avenue Supermarts Ltd.(a)(b)	125,070	2,417,780
Axis Bank Ltd.(b)	1,804,440	18,336,175
Bajaj Auto Ltd.	83,820	3,010,720
Bajaj Finance Ltd.	177,210	6,415,765
Bajaj Finserv Ltd.	38,610	3,307,203
Bharat Forge Ltd.	210,870	1,461,739
Bharat Petroleum Corp. Ltd.	756,360	3,673,855
Bharti Airtel Ltd.	1,397,880	6,022,363
Bharti Infratel Ltd.	323,400	1,328,932
Bosch Ltd.	7,590	2,011,873
Britannia Industries Ltd.	56,486	2,539,726
Cadila Healthcare Ltd.	210,210	942,723
Cipla Ltd./India	347,490	2,527,511
Coal India Ltd.	662,640	2,093,111
Container Corp. of India Ltd.	164,010	1,511,650
Dabur India Ltd.	529,650	3,303,982
Divi’s Laboratories Ltd.	75,900	1,607,432
Dr. Reddy’s Laboratories Ltd.	115,500	4,418,622
Eicher Motors Ltd.	13,530	3,615,689
GAIL India Ltd.	789,360	3,686,529
Glenmark Pharmaceuticals Ltd.	144,210	1,321,351
Godrej Consumer Products Ltd.	359,040	3,580,808
Grasim Industries Ltd.	337,260	3,419,073
Havells India Ltd.	257,730	2,585,454
HCL Technologies Ltd.	558,030	7,887,117
Hero MotoCorp Ltd.	49,830	1,831,456
Hindalco Industries Ltd.	1,182,060	3,465,404
Hindustan Petroleum Corp. Ltd.	602,250	1,977,297
Hindustan Unilever Ltd.	650,760	16,134,035
Housing Development Finance Corp. Ltd.	1,609,080	43,492,898
ICICI Bank Ltd.	2,389,530	12,244,997
Indiabulls Housing Finance Ltd.	279,840	2,615,434
Indian Oil Corp. Ltd.	1,427,250	2,746,332
Infosys Ltd.	3,501,960	36,907,960
InterGlobe Aviation Ltd.(a)	92,730	1,548,716
ITC Ltd.	3,388,440	13,275,996
JSW Steel Ltd.	851,070	3,286,049
Larsen & Toubro Ltd.	474,870	8,775,614
LIC Housing Finance Ltd.	292,380	1,845,258
Lupin Ltd.	222,090	2,734,592
Mahindra & Mahindra Financial Services Ltd.	305,250	1,736,131
Mahindra & Mahindra Ltd.	749,760	7,169,211

Security	Shares	Value

India (continued)
Marico Ltd.	442,860	$2,283,730
Maruti Suzuki India Ltd.	105,930	9,891,690
Motherson Sumi Systems Ltd.	956,010	1,889,975
Nestle India Ltd.	23,100	3,734,538
NTPC Ltd.	1,957,560	3,845,207
Oil & Natural Gas Corp. Ltd.	1,349,700	2,680,612
Page Industries Ltd.	5,610	1,843,444
Petronet LNG Ltd.	581,460	1,861,212
Pidilite Industries Ltd.	124,740	1,963,971
Piramal Enterprises Ltd.	83,490	2,385,957
Power Grid Corp. of India Ltd.	1,554,630	4,122,655
REC Ltd.	690,030	1,209,881
Reliance Industries Ltd.	2,856,810	49,293,228
Shree Cement Ltd.	8,580	1,895,840
Shriram Transport Finance Co. Ltd.	149,820	2,138,916
State Bank of India(b)	1,786,620	7,376,841
Sun Pharmaceutical Industries Ltd.	841,500	5,010,309
Tata Consultancy Services Ltd.	903,540	25,588,019
Tata Motors Ltd.(b)	1,568,490	3,996,209
Tata Power Co. Ltd. (The)	1,011,932	1,014,493
Tata Steel Ltd.	339,570	2,276,055
Tech Mahindra Ltd.	477,510	4,914,083
Titan Co. Ltd.	313,500	4,389,529
UltraTech Cement Ltd.	97,680	4,833,663
United Spirits Ltd.(b)	287,760	2,184,095
UPL Ltd.	358,380	3,963,243
Vedanta Ltd.	1,303,170	3,616,150
Vodafone Idea Ltd.(b)	2,000,460	846,651
Wipro Ltd.	1,132,560	5,879,375
Yes Bank Ltd.	1,710,390	4,667,980
Zee Entertainment Enterprises Ltd.	476,522	2,547,436

		443,293,379

Indonesia — 2.7%
Adaro Energy Tbk PT	14,751,000	1,467,446
Astra International Tbk PT	20,361,000	12,313,505
Bank Central Asia Tbk PT	9,735,000	19,630,247
Bank Danamon Indonesia Tbk PT	2,937,046	1,912,837
Bank Mandiri Persero Tbk PT	18,777,002	10,011,713
Bank Negara Indonesia Persero Tbk PT	7,524,015	4,886,773
Bank Rakyat Indonesia Persero Tbk PT	55,770,000	15,366,935
Bank Tabungan Negara Persero Tbk PT	4,125,000	808,910
Bukit Asam Tbk PT	2,640,000	814,343
Bumi Serpong Damai Tbk PT(b)	8,154,000	776,155
Charoen Pokphand Indonesia Tbk PT	7,623,000	4,037,230
Gudang Garam Tbk PT	462,000	2,765,883
Hanjaya Mandala Sampoerna Tbk PT	9,141,000	2,505,638
Indah Kiat Pulp & Paper Corp. Tbk PT	2,805,000	2,609,769
Indocement Tunggal Prakarsa Tbk PT	1,881,000	2,588,100
Indofood CBP Sukses Makmur Tbk PT	2,178,000	1,679,581
Indofood Sukses Makmur Tbk PT	3,993,000	2,214,761
Jasa Marga Persero Tbk PT	2,353,040	828,553
Kalbe Farma Tbk PT	21,846,000	2,501,600
Pabrik Kertas Tjiwi Kimia Tbk PT	1,386,000	1,336,651
Pakuwon Jati Tbk PT	16,203,000	753,763
Perusahaan Gas Negara Persero Tbk PT	11,121,000	2,045,516
Semen Indonesia Persero Tbk PT	2,970,000	2,694,203
Surya Citra Media Tbk PT	6,078,000	819,970
Telekomunikasi Indonesia Persero Tbk PT	50,391,000	14,065,121
Tower Bersama Infrastructure Tbk PT	1,914,000	673,958
Unilever Indonesia Tbk PT	1,518,000	5,432,099

S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	1,683,043	$3,098,678

		120,639,938

Malaysia — 2.6%
AirAsia Group Bhd	1,584,000	1,175,625
Alliance Bank Malaysia Bhd	1,081,600	1,119,625
AMMB Holdings Bhd	1,716,000	1,885,254
Axiata Group Bhd	2,640,000	2,584,570
British American Tobacco Malaysia Bhd	132,000	1,234,922
CIMB Group Holdings Bhd	4,752,000	6,520,078
Dialog Group Bhd	3,630,062	2,658,737
DiGi.Com Bhd(c)	3,135,000	3,566,675
Fraser & Neave Holdings Bhd	132,000	1,094,414
Gamuda Bhd	1,947,000	1,311,943
Genting Bhd	2,112,000	3,578,438
Genting Malaysia Bhd	3,017,800	2,423,965
Genting Plantations Bhd	231,000	576,372
HAP Seng Consolidated Bhd	594,400	1,429,404
Hartalega Holdings Bhd	1,386,400	1,827,773
Hong Leong Bank Bhd	660,000	3,325,781
Hong Leong Financial Group Bhd	264,000	1,269,727
IHH Healthcare Bhd	2,508,000	3,428,906
IJM Corp. Bhd(c)	3,003,000	1,341,672
IOI Corp. Bhd	1,782,000	2,023,022
IOI Properties Group Bhd	1,881,066	716,422
Kuala Lumpur Kepong Bhd	396,000	2,386,055
Malayan Banking Bhd	3,861,000	8,992,661
Malaysia Airports Holdings Bhd	862,400	1,692,797
Maxis Bhd(c)	2,277,000	3,196,472
MISC Bhd	1,122,000	1,857,217
Nestle Malaysia Bhd	67,400	2,443,579
Petronas Chemicals Group Bhd	2,343,000	4,833,582
Petronas Dagangan Bhd	190,200	1,224,970
Petronas Gas Bhd	693,000	3,058,945
PPB Group Bhd	594,720	2,642,555
Press Metal Aluminium Holdings Bhd(c)	1,386,000	1,458,413
Public Bank Bhd	2,970,030	17,968,101
QL Resources Bhd	363,000	599,092
RHB Bank Bhd	891,045	1,181,244
RHB Bank Bhd, New(b)(d)	359,100	1
Sime Darby Bhd	2,443,000	1,336,016
Sime Darby Plantation Bhd	2,211,000	2,790,740
Sime Darby Property Bhd	2,772,000	778,272
SP Setia Bhd Group	1,320,000	828,223
Telekom Malaysia Bhd(c)	1,143,000	812,043
Tenaga Nasional Bhd	3,069,000	9,665,552
Top Glove Corp. Bhd	1,452,000	1,708,652
Westports Holdings Bhd	1,122,000	1,019,004
YTL Corp. Bhd	3,175,678	852,843

		118,420,354

Pakistan — 0.0%
Habib Bank Ltd.	610,200	657,356
MCB Bank Ltd.	415,700	625,144
Oil & Gas Development Co. Ltd.	681,200	741,532

		2,024,032

Philippines — 1.3%
Aboitiz Equity Ventures Inc.	2,013,720	2,482,854
Aboitiz Power Corp.	1,571,200	1,157,822
Alliance Global Group Inc.	4,191,000	1,101,837
Ayala Corp.	255,958	4,553,312

Security	Shares	Value

Philippines (continued)
Ayala Land Inc.	7,095,000	$6,045,250
Bank of the Philippine Islands	904,676	1,579,841
BDO Unibank Inc.	2,006,400	5,197,927
DMCI Holdings Inc.	4,367,000	1,054,248
Globe Telecom Inc.	34,650	1,343,178
GT Capital Holdings Inc.	93,240	1,909,174
International Container Terminal Services Inc.	498,300	1,034,659
JG Summit Holdings Inc.	2,989,807	3,709,288
Jollibee Foods Corp.	465,300	2,821,623
Manila Electric Co.	198,000	1,389,914
Megaworld Corp.	12,446,500	1,232,469
Metro Pacific Investments Corp.	14,220,200	1,326,236
Metropolitan Bank & Trust Co.	1,240,809	2,000,153
PLDT Inc.	87,480	2,165,596
Robinsons Land Corp.	2,362,167	999,535
Security Bank Corp.	224,400	770,823
SM Investments Corp.	244,200	4,639,378
SM Prime Holdings Inc.	9,801,025	7,165,977
Universal Robina Corp.	897,600	2,551,037

		58,232,131

Singapore — 4.0%
Ascendas REIT	2,508,018	5,110,601
CapitaLand Commercial Trust	2,607,066	3,645,026
CapitaLand Ltd.	2,574,000	6,374,462
CapitaLand Mall Trust	2,409,000	4,299,706
City Developments Ltd.	429,000	2,931,997
ComfortDelGro Corp. Ltd.	2,145,000	3,716,841
DBS Group Holdings Ltd.	1,815,000	32,287,064
Genting Singapore Ltd.	6,138,000	5,021,232
Golden Agri-Resources Ltd.(b)	6,138,007	1,164,014
Jardine Cycle & Carriage Ltd.	99,266	2,788,292
Keppel Corp. Ltd.	1,485,000	6,736,697
Oversea-Chinese Banking Corp. Ltd.(c)	3,021,075	25,859,944
SATS Ltd.	660,000	2,375,637
Sembcorp Industries Ltd.	1,023,000	1,970,453
Singapore Airlines Ltd.	528,000	3,789,239
Singapore Exchange Ltd.	825,000	4,687,465
Singapore Press Holdings Ltd.(c)	1,322,700	2,469,027
Singapore Technologies Engineering Ltd.	1,617,000	4,473,461
Singapore Telecommunications Ltd.	8,052,000	18,084,290
Suntec REIT	2,046,000	2,936,660
United Overseas Bank Ltd.	1,336,600	25,039,195
UOL Group Ltd.	561,000	2,770,267
Venture Corp. Ltd.	297,000	3,591,433
Wilmar International Ltd.	1,914,000	4,739,984
Yangzijiang Shipbuilding Holdings Ltd.	2,211,000	2,302,012

		179,164,999

South Korea — 15.4%
Amorepacific Corp.	31,350	5,113,940
AMOREPACIFIC Group	29,370	1,808,156
BGF retail Co. Ltd.	7,920	1,309,738
BNK Financial Group Inc.	261,030	1,724,325
Celltrion Healthcare Co. Ltd.(b)(c)	50,799	3,396,796
Celltrion Inc.(b)(c)	83,432	16,421,703
Celltrion Pharm Inc.(b)(c)	16,170	914,118
Cheil Worldwide Inc.	72,930	1,540,336
CJ CheilJedang Corp.	8,250	2,539,545
CJ Corp.	14,334	1,552,372
CJ ENM Co. Ltd.	10,890	2,077,874

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ Logistics Corp.(b)	7,920	$1,195,848
Coway Co. Ltd.	51,480	3,858,744
Daelim Industrial Co. Ltd.	28,206	2,699,806
Daewoo Engineering & Construction Co. Ltd.(b)	157,740	734,367
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)(c)	36,630	1,218,092
DB Insurance Co. Ltd.	50,160	3,133,169
DGB Financial Group Inc.	171,270	1,336,111
Doosan Bobcat Inc.	42,240	1,260,386
E-MART Inc.	20,790	3,587,543
Fila Korea Ltd.	43,710	1,869,946
GS Engineering & Construction Corp.	56,760	2,400,178
GS Holdings Corp.	50,490	2,468,571
GS Retail Co. Ltd.	27,880	903,315
Hana Financial Group Inc.	283,338	10,173,328
Hankook Tire Co. Ltd.	76,236	2,864,032
Hanmi Pharm Co. Ltd.	6,446	2,514,325
Hanmi Science Co. Ltd.	13,571	894,041
Hanon Systems	194,402	2,236,414
Hanwha Chemical Corp.(b)	108,240	2,183,964
Hanwha Corp.	43,230	1,365,690
Hanwha Life Insurance Co. Ltd.	299,640	1,158,003
HDC Holdings Co. Ltd.	1	17
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	26,730	1,183,169
HLB Inc.(b)	33,000	2,224,419
Hotel Shilla Co. Ltd.	32,346	2,226,849
Hyosung Corp.(b)	1	63
Hyundai Department Store Co. Ltd.	14,192	1,219,391
Hyundai Engineering & Construction Co. Ltd.	79,200	4,427,484
Hyundai Glovis Co. Ltd.	18,810	2,400,593
Hyundai Heavy Industries Co. Ltd.(b)	37,950	4,723,925
Hyundai Heavy Industries Holdings Co. Ltd.(b)	9,900	3,194,266
Hyundai Marine & Fire Insurance Co. Ltd.	63,030	2,115,823
Hyundai Mobis Co. Ltd.	67,650	13,680,178
Hyundai Motor Co.	138,270	16,093,080
Hyundai Steel Co.	80,520	3,705,230
Industrial Bank of Korea(b)	249,810	3,199,382
Kakao Corp.(b)	51,150	4,564,953
Kangwon Land Inc.	118,470	3,620,168
KB Financial Group Inc.(b)	397,980	17,186,841
KCC Corp.	5,942	1,746,312
Kia Motors Corp.	265,320	8,667,939
Korea Aerospace Industries Ltd.(b)	74,910	2,295,808
Korea Electric Power Corp.(b)	257,400	7,981,216
Korea Gas Corp.(b)	29,042	1,412,099
Korea Investment Holdings Co. Ltd.	43,230	2,498,260
Korea Zinc Co. Ltd.	8,580	3,396,836
Korean Air Lines Co. Ltd.	48,180	1,576,194
KT Corp.(b)	24,070	618,705
KT&G Corp.(b)	115,500	10,287,197
Kumho Petrochemical Co. Ltd.	18,150	1,468,117
LG Chem Ltd.	45,870	15,171,132
LG Corp.	94,050	6,567,820
LG Display Co. Ltd.(b)(c)	235,620	4,002,353
LG Electronics Inc.	106,920	6,399,921
LG Household & Health Care Ltd.	9,240	10,505,190
LG Innotek Co. Ltd.	14,520	1,272,368
LG Uplus Corp.	112,530	1,527,168
Lotte Chemical Corp.	17,160	4,626,792

Security	Shares	Value

South Korea (continued)
Lotte Corp.(b)	30,388	$1,428,385
Lotte Shopping Co. Ltd.	11,220	1,976,471
Medy-Tox Inc.	4,414	2,054,961
Mirae Asset Daewoo Co. Ltd.	391,380	2,669,819
NAVER Corp.	133,242	16,286,264
NCSoft Corp.	17,820	7,503,411
Netmarble Corp.(a)(c)	25,740	2,475,334
NH Investment & Securities Co. Ltd.	146,520	1,837,014
OCI Co. Ltd.	18,150	1,745,428
Orange Life Insurance Ltd.(a)	32,670	879,402
Orion Corp./Republic of Korea	22,110	2,255,413
Ottogi Corp.	1,321	924,872
Pan Ocean Co. Ltd.(b)	226,710	921,999
Pearl Abyss Corp.(b)	5,940	1,031,953
POSCO	78,210	19,259,911
POSCO Chemtech Co. Ltd.(c)	23,100	1,235,294
Posco Daewoo Corp.	50,628	910,044
S-1 Corp.	16,500	1,527,434
Samsung Biologics Co. Ltd.(a)(b)(c)	16,500	5,916,955
Samsung C&T Corp.	75,900	8,185,863
Samsung Card Co. Ltd.	30,060	901,003
Samsung Electro-Mechanics Co. Ltd.(c)	57,090	5,541,473
Samsung Electronics Co. Ltd.	4,820,970	199,962,041
Samsung Engineering Co. Ltd.(b)	154,110	2,319,995
Samsung Fire & Marine Insurance Co. Ltd.	31,350	7,692,041
Samsung Heavy Industries Co. Ltd.(b)	444,510	3,635,502
Samsung Life Insurance Co. Ltd.	71,940	5,709,165
Samsung SDI Co. Ltd.	54,780	11,003,757
Samsung SDS Co. Ltd.	35,310	7,092,783
Samsung Securities Co. Ltd.	64,680	1,944,498
Shinhan Financial Group Co. Ltd.(b)	400,680	15,556,892
Shinsegae Inc.	7,590	1,804,300
SillaJen Inc.(b)(c)	59,730	4,047,672
SK Holdings Co. Ltd.	32,010	7,580,672
SK Hynix Inc.	585,750	38,904,350
SK Innovation Co. Ltd.	64,680	10,957,785
SK Telecom Co. Ltd.	20,130	4,667,721
S-Oil Corp.	44,880	4,215,126
ViroMed Co. Ltd.(b)	14,190	3,519,921
Woori Bank(b)	434,070	5,845,477
Yuhan Corp.	9,343	1,998,503

		692,168,938

Taiwan — 12.4%
Acer Inc.	3,166,830	2,010,097
Advantech Co. Ltd.	359,595	2,674,591
Airtac International Group	110,000	1,260,355
ASE Technology Holding Co. Ltd.	3,634,110	7,097,525
Asia Cement Corp.	2,310,448	2,741,267
Asustek Computer Inc.	663,100	5,093,879
AU Optronics Corp.	8,910,580	3,451,521
Catcher Technology Co. Ltd.	663,000	4,995,996
Cathay Financial Holding Co. Ltd.	8,250,722	11,709,437
Chailease Holding Co. Ltd.	1,345,687	4,949,714
Chang Hwa Commercial Bank Ltd.	5,643,098	3,287,973
Cheng Shin Rubber Industry Co. Ltd.	1,980,303	2,781,442
Chicony Electronics Co. Ltd.	672,961	1,469,840
China Airlines Ltd.	2,643,330	907,740
China Development Financial Holding Corp.	13,866,734	4,504,663
China Life Insurance Co. Ltd./Taiwan	2,640,077	2,384,719
China Steel Corp.	12,870,484	10,662,039

S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	3,960,110	$13,792,678
Compal Electronics Inc.	4,290,000	2,541,477
CTBC Financial Holding Co. Ltd.	14,850,456	10,006,166
Delta Electronics Inc.	2,124,000	10,439,725
E.Sun Financial Holding Co. Ltd.	9,678,474	6,726,085
Eclat Textile Co. Ltd.	239,208	2,709,646
Eva Airways Corp.	2,298,866	1,114,955
Evergreen Marine Corp. Taiwan Ltd.	2,168,188	843,378
Far Eastern New Century Corp.	3,300,040	3,190,313
Far EasTone Telecommunications Co. Ltd.	1,653,000	3,852,507
Feng TAY Enterprise Co. Ltd.	330,652	2,071,856
First Financial Holding Co. Ltd.	9,989,728	6,633,480
Formosa Chemicals & Fibre Corp.	3,632,740	12,593,357
Formosa Petrochemical Corp.	1,321,000	4,622,414
Formosa Plastics Corp.	4,620,400	15,340,423
Formosa Taffeta Co. Ltd.	330,000	378,107
Foxconn Technology Co. Ltd.	995,666	1,918,638
Fubon Financial Holding Co. Ltd.	6,600,111	9,570,983
Giant Manufacturing Co. Ltd.	330,000	1,632,733
Globalwafers Co. Ltd.	252,000	2,378,790
Highwealth Construction Corp.	662,880	1,034,621
Hiwin Technologies Corp.	184,934	1,456,766
Hon Hai Precision Industry Co. Ltd.	13,200,516	30,077,832
Hotai Motor Co. Ltd.	330,000	3,147,307
Hua Nan Financial Holdings Co. Ltd.	7,761,257	4,661,074
Innolux Corp.	9,241,981	3,143,684
Inventec Corp.	2,641,460	2,033,447
Largan Precision Co. Ltd.	92,000	11,319,760
Lite-On Technology Corp.	2,311,371	3,404,441
MediaTek Inc.	1,650,391	13,054,213
Mega Financial Holding Co. Ltd.	11,220,827	9,715,476
Micro-Star International Co. Ltd.	660,000	1,591,914
Nan Ya Plastics Corp.	5,286,000	13,128,324
Nanya Technology Corp.	993,000	1,942,591
Nien Made Enterprise Co. Ltd.	68,000	575,493
Novatek Microelectronics Corp.	661,000	3,399,508
Pegatron Corp.	1,982,000	3,341,881
Phison Electronics Corp.	116,000	943,964
Pou Chen Corp.	1,650,000	1,976,466
Powertech Technology Inc.	661,200	1,521,633
President Chain Store Corp.	660,000	6,928,373
Quanta Computer Inc.	2,644,000	4,810,950
Realtek Semiconductor Corp.	330,642	1,759,679
Ruentex Development Co. Ltd.	387,977	587,241
Ruentex Industries Ltd.	386,517	1,031,668
Shin Kong Financial Holding Co. Ltd.	9,900,052	2,800,366
SinoPac Financial Holdings Co. Ltd.	11,256,925	3,792,431
Standard Foods Corp.	429,844	698,183
Synnex Technology International Corp.	1,356,950	1,669,603
Taishin Financial Holding Co. Ltd.	9,985,765	4,420,566
Taiwan Business Bank	4,064,788	1,462,035
Taiwan Cement Corp.	2,970,000	3,610,810
Taiwan Cooperative Financial Holding Co. Ltd.	9,082,965	5,469,617
Taiwan High Speed Rail Corp.	1,980,000	2,007,617
Taiwan Mobile Co. Ltd.	1,650,000	5,881,060
Taiwan Semiconductor Manufacturing Co. Ltd.	24,750,670	178,047,884
Tatung Co. Ltd.(b)	1,874,000	1,640,890
Uni-President Enterprises Corp.	4,956,694	11,600,550
United Microelectronics Corp.	12,210,000	4,510,961
Vanguard International Semiconductor Corp.	992,000	2,150,520

Security	Shares	Value

Taiwan (continued)
Walsin Technology Corp.	330,000	$1,836,824
Win Semiconductors Corp.	315,000	1,532,884
Winbond Electronics Corp.	2,970,000	1,421,122
Wistron Corp.	2,974,169	2,042,705
WPG Holdings Ltd.	1,493,100	1,893,015
Yageo Corp.	243,217	2,545,262
Yuanta Financial Holding Co. Ltd.	10,116,556	5,598,081
Zhen Ding Technology Holding Ltd.	97	249

		557,562,050

Thailand — 2.9%
Advanced Info Service PCL, NVDR	1,056,000	6,033,320
Airports of Thailand PCL, NVDR	4,290,000	9,474,594
Bangkok Bank PCL, Foreign	297,000	2,100,888
Bangkok Dusit Medical Services PCL, NVDR	3,993,000	3,016,238
Bangkok Expressway & Metro PCL, NVDR	7,920,800	2,636,675
Banpu PCL, NVDR	2,178,000	1,157,231
Berli Jucker PCL, NVDR(c)	1,254,000	1,956,710
BTS Group Holdings PCL, NVDR	6,241,500	1,997,759
Bumrungrad Hospital PCL, NVDR	363,200	2,162,285
Central Pattana PCL, NVDR	1,439,600	3,674,741
Charoen Pokphand Foods PCL, NVDR	3,300,000	2,878,291
CP ALL PCL, NVDR	4,983,000	12,400,680
Delta Electronics Thailand PCL, NVDR	528,000	1,174,554
Electricity Generating PCL, NVDR	132,100	1,107,792
Energy Absolute PCL, NVDR(c)	1,353,000	2,057,054
Glow Energy PCL, NVDR	561,000	1,656,470
Home Product Center PCL, NVDR	4,224,043	2,109,148
Indorama Ventures PCL, NVDR	1,848,000	2,839,209
IRPC PCL, NVDR	10,362,000	1,907,066
Kasikornbank PCL, Foreign	1,197,900	7,745,084
Kasikornbank PCL, NVDR	616,275	3,945,107
Krung Thai Bank PCL, NVDR	3,663,075	2,321,482
Land & Houses PCL, NVDR	2,984,600	1,022,172
Minor International PCL, NVDR	2,244,020	2,783,253
PTT Exploration & Production PCL, NVDR	1,419,084	5,586,855
PTT Global Chemical PCL, NVDR	2,145,076	4,668,806
PTT PCL, NVDR	10,593,000	16,444,283
Robinson PCL, NVDR	528,000	1,149,204
Siam Cement PCL (The), NVDR	396,000	5,931,920
Siam Commercial Bank PCL (The), NVDR	1,881,000	8,007,458
Thai Oil PCL, NVDR	1,155,000	2,661,759
Thai Union Group PCL, NVDR	2,046,000	1,224,620
TMB Bank PCL, NVDR	11,880,000	836,553
True Corp. PCL, NVDR	10,536,290	1,719,935

		128,389,196

Total Common Stocks — 98.9%
(Cost: $3,850,877,588)		4,453,698,523

Preferred Stocks

South Korea — 0.8%
Amorepacific Corp., Preference Shares, NVS	9,570	877,311
CJ Corp., Preference Shares, NVS	2,085	50,595
Hyundai Motor Co.
Preference Shares, NVS	24,090	1,664,963
Series 2, Preference Shares, NVS	36,630	2,768,690
LG Chem Ltd., Preference Shares, NVS	7,920	1,441,424
LG Household & Health Care Ltd., Preference Shares, NVS	2,312	1,579,221

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	863,610	$29,106,524

		37,488,728

Total Preferred Stocks — 0.8% (Cost: $21,739,383)		37,488,728

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	315,601,719	315,696,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	6,752,584	6,752,584

		322,448,984

Total Short-Term Investments — 7.1% (Cost: $322,383,622)		322,448,984

Total Investments in Securities — 106.8% (Cost: $4,195,000,593)		4,813,636,235

Other Assets, Less Liabilities — (6.8)%		(308,060,614)

Net Assets — 100.0%		$4,505,575,621

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	274,292,318	41,309,401	315,601,719	$315,696,400	$1,386,576	(b)	$(11,747)	$20,294
BlackRock Cash Funds: Treasury, SL Agency Shares	6,218,566	534,018	6,752,584	6,752,584	68,107		—	—

				$322,448,984	$1,454,683		$(11,747)	$20,294

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HangSeng Index	17	02/27/19	$3,039	$64,055
MSCI Emerging Markets E-Mini	186	03/15/19	9,901	990,959

				$1,055,014

S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI All Country Asia ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity
Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,055,014

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(170,655)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$493,001

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,092,132

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,447,852,337	$5,845,477	$709	$4,453,698,523
Preferred Stocks	37,438,133	50,595	—	37,488,728
Money Market Funds	322,448,984	—	—	322,448,984

	$4,807,739,454	$5,896,072	$709	$4,813,636,235

Derivative financial instruments(a)
Assets
Futures Contracts	$1,055,014	$—	$—	$1,055,014

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Erste Group Bank AG	132,012	$4,604,904
Raiffeisen Bank International AG	64,889	1,718,464

		6,323,368

Belgium — 2.1%
Ageas	80,211	3,734,905
Groupe Bruxelles Lambert SA	35,220	3,324,388
KBC Group NV	109,425	7,443,177

		14,502,470

Denmark — 1.0%
Danske Bank A/S	314,385	5,822,034
Tryg A/S	52,684	1,346,471

		7,168,505

Finland — 3.1%
Nordea Bank Abp	1,332,729	12,104,268
Sampo OYJ, Class A	194,365	8,914,271

		21,018,539

France — 10.3%
Amundi SA(a)	26,583	1,531,233
AXA SA, NVS	851,098	19,771,106
BNP Paribas SA	493,342	23,189,674
CNP Assurances, NVS	75,643	1,722,043
Credit Agricole SA	503,585	5,754,692
Eurazeo SE, NVS	20,615	1,535,188
Natixis SA	416,613	2,137,806
SCOR SE	71,740	3,022,718
Societe Generale SA, NVS	336,468	10,478,213
Wendel SA, NVS	12,212	1,492,348

		70,635,021

Germany — 11.7%
Allianz SE, Registered	188,480	39,992,888
Commerzbank AG(b)	439,501	3,157,455
Deutsche Bank AG, Registered	861,442	7,656,621
Deutsche Boerse AG	84,600	11,284,879
Hannover Rueck SE	26,477	3,824,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	65,619	14,644,779

		80,561,593

Ireland — 0.6%
AIB Group PLC	358,612	1,604,808
Bank of Ireland Group PLC	427,515	2,565,586

		4,170,394

Italy — 5.6%
Assicurazioni Generali SpA	515,556	9,048,132
Intesa Sanpaolo SpA	6,522,142	14,928,742
Mediobanca Banca di Credito Finanziario SpA	272,908	2,378,673
Poste Italiane SpA(a)	228,903	1,973,587
UniCredit SpA	880,989	10,197,863

		38,526,997

Netherlands — 5.4%
ABN AMRO Group NV, CVA(a)	185,418	4,621,099
Aegon NV	780,278	4,012,868
EXOR NV	47,690	3,053,480
ING Groep NV	1,705,050	20,175,004
NN Group NV	133,526	5,656,674

		37,519,125

Security	Shares	Value

Norway — 1.3%
DNB ASA	422,016	$7,482,411
Gjensidige Forsikring ASA	87,804	1,514,563

		8,996,974

Spain — 9.5%
Banco Bilbao Vizcaya Argentaria SA	2,924,274	17,347,712
Banco de Sabadell SA	2,466,264	2,828,216
Banco Santander SA	7,131,761	33,813,545
Bankia SA	540,195	1,574,410
Bankinter SA	295,284	2,306,710
CaixaBank SA	1,573,155	5,953,273
Mapfre SA	473,092	1,318,038

		65,141,904

Sweden — 5.5%
Industrivarden AB, Class C	74,023	1,523,047
Investor AB, Class B	199,380	8,751,145
Kinnevik AB, Class B	106,016	2,584,999
L E Lundbergforetagen AB, Class B	33,581	1,035,574
Skandinaviska Enskilda Banken AB, Class A	713,118	7,472,280
Svenska Handelsbanken AB, Class A	669,609	7,268,021
Swedbank AB, Class A	397,212	9,004,745

		37,639,811

Switzerland — 13.0%
Baloise Holding AG, Registered	21,393	3,314,287
Credit Suisse Group AG, Registered	1,120,946	13,575,412
Julius Baer Group Ltd.	98,249	3,943,428
Pargesa Holding SA, Bearer	16,820	1,328,341
Partners Group Holding AG	7,640	5,255,821
Swiss Life Holding AG, Registered	15,064	6,214,792
Swiss Re AG	133,769	12,833,518
UBS Group AG, Registered	1,689,775	21,886,512
Zurich Insurance Group AG	66,395	20,860,117

		89,212,228

United Kingdom — 29.6%
3i Group PLC	428,809	4,792,397
Admiral Group PLC	88,526	2,411,712
Aviva PLC	1,719,048	9,364,135
Barclays PLC	7,501,111	15,608,155
Direct Line Insurance Group PLC	604,069	2,675,495
Hargreaves Lansdown PLC	125,023	2,685,657
HSBC Holdings PLC	8,731,903	73,386,506
Investec PLC	296,054	1,905,161
Legal & General Group PLC	2,614,376	8,920,977
Lloyds Banking Group PLC	31,228,094	23,784,743
London Stock Exchange Group PLC	137,564	8,286,094
Prudential PLC	1,137,945	22,236,598
Royal Bank of Scotland Group PLC	2,115,058	6,702,449
RSA Insurance Group PLC	452,261	3,050,785
Schroders PLC	54,730	1,879,779
St. James’s Place PLC	232,351	2,866,961
Standard Chartered PLC	1,233,022	9,957,329
Standard Life Aberdeen PLC	1,024,861	3,392,629

		203,907,562

Total Common Stocks — 99.6% (Cost: $924,280,433)		685,324,491

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	298,566	$298,566

Total Short-Term Investments — 0.0% (Cost: $298,566)		298,566

Total Investments in Securities — 99.6% (Cost: $924,578,999)		685,623,057

Other Assets, Less Liabilities — 0.4%		2,764,498

Net Assets — 100.0%		$688,387,555

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$2,507	(b)	$453		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,656,332	(1,357,766)	298,566	298,566	5,161		—		—

				$298,566	$7,668		$453		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$685,324,491	$—	$—	$685,324,491
Money Market Funds	298,566	—	—	298,566

	$685,623,057	$—	$—	$685,623,057

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
AED Oil Ltd., NVS(a)(b)	11,395	$—

Austria — 1.9%
Agrana Beteiligungs AG	1,608	33,691
ams AG(c)	10,227	275,029
AT&S Austria Technologie & Systemtechnik AG	3,251	67,146
BAWAG Group AG(d)	5,117	217,011
CA Immobilien Anlagen AG	8,204	294,272
DO & CO AG	878	84,123
EVN AG	4,645	75,258
FACC AG	2,652	49,115
IMMOFINANZ AG	11,388	301,851
Kapsch TrafficCom AG	680	27,309
Lenzing AG	1,690	165,801
Oesterreichische Post AG	4,221	159,154
Palfinger AG	1,625	50,531
Porr AG(c)	1,492	34,206
S IMMO AG	6,056	117,020
S&TAG(c)	6,148	140,455
Schoeller-Bleckmann Oilfield Equipment AG	1,455	113,362
Telekom Austria AG	21,308	163,325
UNIQA Insurance Group AG	15,990	146,323
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,905	119,206
Wienerberger AG	15,005	337,463
Zumtobel Group AG(b)(c)	3,643	33,002

		3,004,653

Belgium — 3.3%
Ackermans & van Haaren NV	2,954	473,522
Aedifica SA	2,340	225,274
AGFA-Gevaert NV(b)	21,625	85,210
Barco NV	1,175	143,993
Befimmo SA	2,657	159,756
Bekaert SA	4,607	124,122
Biocartis NV(b)(d)	3,918	54,848
bpost SA	12,961	118,902
Cie. d’Entreprises CFE	975	103,709
Cofinimmo SA	2,807	372,013
D’ieteren SA/NV	3,089	117,322
Econocom Group SA/NV(c)	17,294	62,826
Elia System Operator SA/NV	3,467	254,207
Euronav NV	19,956	156,397
Exmar NV(b)	3,895	28,067
Fagron	5,091	92,941
Galapagos NV(b)(c)	5,189	534,680
Gimv NV	2,453	140,735
Greenyard NV(c)	2,213	9,891
Intervest Offices & Warehouses NV	2,162	52,593
Ion Beam Applications(b)(c)	2,666	37,902
KBC Ancora	5,006	224,021
Kinepolis Group NV	1,941	115,369
Melexis NV(c)	2,586	182,786
Mithra Pharmaceuticals SA(b)(c)	1,589	52,602
Montea CVA	1,125	80,035
Ontex Group NV	9,490	202,432
Orange Belgium SA	3,836	73,595
Recticel SA	4,941	40,254
Retail Estates NV	846	75,232
Sioen Industries NV	882	24,289

Security	Shares	Value

Belgium (continued)
Sofina SA	1,931	$383,764
Tessenderlo Group SA(b)	3,376	119,894
Van de Velde NV	762	22,340
Warehouses De Pauw CVA	2,113	309,374
X-Fab Silicon Foundries SE(b)(c)(d)	7,607	45,389

		5,300,286

China — 0.0%
Boshiwa International Holding Ltd.(a)(b)	20,000	77

Denmark — 3.1%
ALK-Abello A/S(b)	847	130,690
Alm Brand A/S	8,191	70,368
Ambu A/S, Series B	20,561	545,395
Bang & Olufsen A/S(b)	4,432	65,388
Bavarian Nordic A/S(b)(c)	3,966	92,188
D/S Norden A/S(b)	3,834	53,501
Dfds A/S	4,054	191,644
FLSmidth & Co. A/S(c)	5,225	244,833
GN Store Nord A/S	17,616	760,204
Jyske Bank A/S,Registered	9,097	341,824
Matas A/S	4,945	56,237
Netcompany Group A/S(b)(d)	3,772	127,532
Nilfisk Holding A/S(b)	3,513	130,383
NKT A/S(b)	3,214	58,137
NNIT A/S(d)	1,602	46,286
Per Aarsleff Holding A/S	2,456	81,151
Rockwool International A/S, Class B	1,158	310,371
Royal Unibrew A/S	6,435	484,981
Scandinavian Tobacco Group A/S(d)	8,324	107,906
Schouw &Co. A/S	1,625	131,610
SimCorp A/S	5,109	403,968
Spar Nord Bank A/S	10,566	89,472
Sydbank A/S	8,518	197,146
Topdanmark A/S	5,089	242,918
Zealand Pharma A/S(b)	3,646	52,839

		5,016,972

Finland — 2.7%
Aktia Bank OYJ	6,118	66,691
Amer Sports OYJ	14,074	626,589
Cargotec OYJ, Class B	4,918	164,667
Caverion OYJ(b)	11,937	73,417
Citycon OYJ	45,631	93,409
Cramo OYJ	4,886	93,515
DNA OYJ	6,821	143,856
Finnair OYJ	6,534	54,919
F-Secure OYJ	12,319	36,611
Huhtamaki OYJ	13,780	453,326
Kemira OYJ	12,377	150,683
Kesko OYJ, Class B	8,182	471,487
Konecranes OYJ	8,572	296,849
Lehto Group OYJ	4,225	22,592
Metsa Board OYJ	24,553	178,619
Oriola OYJ, Class B	15,334	38,269
Outokumpu OYJ	38,977	167,581
Outotec OYJ(b)	18,576	76,095
Ponsse OYJ	1,453	45,682
Ramirent OYJ(b)	9,751	66,909
Sanoma OYJ	9,279	90,288
Tieto OYJ	6,986	200,562
Tikkurila OYJ	4,555	68,782

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Tokmanni Group Corp.	5,868	$57,367
Uponor OYJ	7,104	80,822
Valmet OYJ	16,235	366,057
YIT OYJ	19,963	129,307

		4,314,951

France — 5.6%
ABC arbitrage	4,162	29,466
Air France-KLM, NVS(b)	24,700	311,762
Akka Technologies, NVS	1,419	89,064
AKWEL, NVS	1,214	21,926
Albioma SA	3,267	73,325
ALD SA(d)	12,874	187,460
Alten SA, NVS	3,618	347,271
Altran Technologies SA, NVS	29,636	280,038
APERAM SA	6,548	200,610
Assystem SA, NVS	850	27,699
Aubay, NVS	764	27,308
Beneteau SA, NVS	4,758	67,699
Boiron SA, NVS	858	47,552
Bonduelle SCA, NVS	1,854	66,906
Cellectis SA, NVS(b)	4,160	73,224
CGG SA(b)	83,961	158,192
Chargeurs SA, NVS(c)	2,407	53,443
Cie. des Alpes	1,235	34,436
Cie. Plastic Omnium SA, NVS	7,735	213,101
Coface SA(b)	12,026	110,670
DBV Technologies SA(b)	2,742	35,962
Derichebourg SA, NVS	13,021	59,525
Devoteam SA, NVS	622	72,942
Elior Group SA(d)	14,564	205,551
Elis SA, NVS	24,994	405,239
Eramet, NVS	1,176	82,111
Esso SA Francaise	331	12,913
Etablissements Maurel et Prom(b)	6,555	25,912
Europcar Mobility Group, NVS(d)	13,100	115,593
FFP, NVS	805	84,795
FIGEAC-AERO(b)(c)	1,014	15,754
Fnac Darty SA(b)	2,201	155,320
Gaztransport Et Technigaz SA	2,365	200,137
Genfit, NVS(b)(c)	3,588	74,189
GL Events, NVS	1,037	20,823
Groupe Crit, NVS	354	20,960
Guerbet, NVS	738	47,845
Haulotte Group SA	1,613	15,788
ID Logistics Group, NVS(b)(c)	282	47,502
Innate Pharma SA(b)	5,457	42,078
Interparfums SA, NVS	1,680	84,241
IPSOS, NVS	4,648	108,160
Jacquet Metal Service SA, NVS	1,756	33,206
Kaufman & Broad SA, NVS	2,251	91,022
Korian SA	6,175	220,217
Lagardere SCA, NVS	13,196	345,686
Latecoere SACA, NVS(b)	8,063	28,820
LISI, NVS	2,450	77,872
LNA Sante SA, NVS	683	37,265
Maisons du Monde SA(d)	5,747	148,638
Manitou BF SA	1,503	45,875
Mercialys SA	6,547	100,665
Mersen SA, NVS	2,062	67,669
Metropole Television SA	3,185	48,789

Security	Shares	Value

France (continued)
Neopost SA	4,360	$109,663
Nexans SA	3,382	101,286
Nexity SA	5,397	252,666
Oeneo SA, NVS	3,186	39,848
Orpea, NVS	5,725	569,545
Rallye SA, NVS(c)	3,499	40,350
Rubis SCA	11,083	661,929
SOITEC, NVS(b)	2,354	181,379
Solocal Group, NVS(b)(c)	75,376	38,921
Solutions 30 SE(b)	9,048	115,864
Sopra Steria Group, NVS	1,832	185,618
SPIE SA, NVS	14,763	222,928
Synergie SA, NVS	937	29,029
Tarkett SA, NVS	4,109	89,488
Technicolor SA, Registered(b)	48,491	54,389
Television Francaise 1	5,250	42,651
Trigano SA, NVS	1,129	109,467
Vallourec SA, NVS(b)(c)	40,986	73,836
Vicat SA, NVS	2,599	130,323
Vilmorin & Cie SA, NVS	847	55,106
Virbac SA, NVS(b)	542	76,496
Worldline SA/France, NVS(b)(d)	5,031	270,283

		9,051,281

Germany — 10.0%
Aareal Bank AG	7,264	235,049
ADLER Real Estate AG	4,474	71,769
ADO Properties SA(d)	3,651	219,312
ADVA Optical Networking SE(b)(c)	5,395	46,150
AIXTRON SE(b)	14,450	144,318
alstria office REIT AG	19,170	289,035
Amadeus Fire AG	675	67,539
Aumann AG(d)	1,043	43,144
AURELIUS Equity Opportunities SE & Co KGaA(c)	2,911	124,924
Aurubis AG	4,875	266,993
Basler AG	180	30,775
BayWa AG(c)	1,790	48,986
Bechtle AG	3,733	297,056
Bertrandt AG	716	61,536
Bilfinger SE	3,936	125,736
Borussia Dortmund GmbH & Co. KGaA	7,703	79,417
CANCOM SE	4,196	163,026
Carl Zeiss Meditec AG, Bearer	5,082	461,550
CECONOMY AG	22,880	107,640
Cewe Stiftung & Co. KGaA	665	58,679
comdirect bank AG	3,599	41,462
CompuGroup Medical SE	3,121	155,495
Consus Real Estate AG(b)	4,551	39,688
Corestate Capital Holding SA	1,626	59,704
CTS Eventim AG & Co. KGaA	7,346	312,553
Deutsche Beteiligungs AG	1,629	63,740
Deutsche EuroShop AG	6,291	196,057
Deutsche Pfandbriefbank AG(d)	17,332	195,793
Deutz AG	15,602	111,085
DIC Asset AG	6,241	70,610
DMG Mori AG	2,552	128,406
Draegerwerk AG & Co. KGaA	398	19,249
Duerr AG	6,637	271,878
DWS Group GmbH &Co. KGaA(b)(c)(d)	5,173	139,401
Elmos Semiconductor AG	1,535	42,008
ElringKlinger AG	4,005	35,294

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Encavis AG	11,368	$75,265
Evotec AG(b)	15,833	371,708
FinTech Group AG, Registered(b)	1,418	31,175
Freenet AG	16,287	347,233
Gerresheimer AG	3,967	269,019
Grand City Properties SA	14,776	367,917
GRENKE AG(c)	3,253	299,359
H&R GmbH & Co. KGaA	1,677	15,375
Hamborner REIT AG	8,185	86,123
Hamburger Hafen und Logistik AG	3,154	70,391
Hapag-Lloyd AG(c)(d)	4,489	113,320
Heidelberger Druckmaschinen AG(b)	32,057	64,887
HelloFresh SE(b)	9,296	92,640
Hornbach Holding AG & Co. KGaA	1,377	71,734
Hypoport AG(b)(c)	456	95,438
Indus Holding AG	2,382	118,349
Isra Vision AG	2,068	69,883
Jenoptik AG	6,466	209,227
JOST Werke AG(d)	1,953	68,798
K+S AG, Registered	24,323	473,902
Kloeckner & Co. SE	9,556	71,437
Koenig & Bauer AG(c)	1,797	85,365
Krones AG(c)	1,986	166,241
KWS Saat SE	300	94,837
LEG Immobilien AG	8,035	945,025
Leoni AG	4,145	153,672
MBB SE(c)	255	23,847
MLP SE	7,558	37,248
MorphoSys AG(b)	4,024	435,415
Nemetschek SE	2,469	317,019
Nordex SE(b)	8,060	92,022
Norma Group SE	4,034	213,573
OHB SE	671	25,254
PATRIZIA Immobilien AG	5,968	133,125
Pfeiffer Vacuum Technology AG(c)	900	126,197
Rational AG	435	273,030
Rheinmetall AG	5,527	574,454
RHOEN-KLINIKUM AG	2,604	68,066
RIB Software SE(c)	4,946	71,792
Rocket Internet SE(b)(d)	8,867	224,041
SAF-Holland SA	5,800	72,608
Salzgitter AG	4,815	145,417
Scout24 AG(d)	13,690	643,738
SGL Carbon SE(b)	7,122	58,594
Siltronic AG	2,687	267,252
Sirius Real Estate Ltd.	112,409	92,861
Sixt Leasing SE	1,601	24,837
Sixt SE	1,507	137,126
SMA Solar Technology AG(c)	1,387	35,109
Software AG	6,129	222,937
Stabilus SA	3,117	194,925
STRATEC SE(c)	676	46,463
Stroeer SE & Co. KGaA	3,527	197,820
Suedzucker AG(c)	9,234	150,245
Surteco Group SE	976	27,886
TAG Immobilien AG	15,829	400,312
Takkt AG	4,160	70,360
TLG Immobilien AG	11,805	363,023
Varta AG(b)	1,746	62,868
VERBIO Vereinigte BioEnergie AG	2,858	22,923

Security	Shares	Value

Germany (continued)
Vossloh AG	1,110	$52,284
Wacker Neuson SE	3,536	79,078
Washtec AG	1,452	103,131
Wuestenrot & Wuerttembergische AG	2,991	56,491
XING SE	366	109,821
zooplus AG(b)(c)	780	94,066

		16,000,635

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)	198,000	2
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Real Gold Mining Ltd.(a)(b)	27,000	5

		7

Ireland — 1.3%
C&C Group PLC	39,449	149,377
Cairn Homes PLC, NVS(b)	88,650	132,238
Dalata Hotel Group PLC	23,664	155,045
Glanbia PLC	26,456	506,960
Glenveagh Properties PLC(b)(d)	86,915	80,782
Grafton Group PLC	29,899	288,883
Green REIT PLC	83,754	139,158
Hibernia REIT PLC	86,757	130,808
Irish Residential Properties REIT PLC	44,462	76,527
Origin Enterprises PLC	16,250	106,842
Permanent TSB Group Holdings PLC(b)	18,033	33,935
UDG Healthcare PLC	31,843	242,950

		2,043,505

Israel — 0.0%
Africa Israel Investments Ltd.(b)	1	—

Italy — 6.2%
A2A SpA	197,272	360,365
ACEA SpA	6,868	104,971
Aeroporto Guglielmo Marconi Di Bologna SpA	1,626	22,688
Amplifon SpA, NVS	9,998	179,425
Anima Holding SpA(d)	38,195	157,338
Aquafil SpA	1,694	18,077
Arnoldo Mondadori Editore SpA(b)	16,905	32,743
Ascopiave SpA	9,170	33,881
ASTM SpA	5,017	120,604
Autogrill SpA	16,447	148,146
Azimut Holding SpA(c)	15,521	197,152
Banca Farmafactoring SpA(d)	10,595	62,245
Banca Generali SpA	7,541	178,250
Banca IFIS SpA	2,799	53,893
Banca Mediolanum SpA	32,526	198,739
Banca Monte dei Paschi di Siena SpA(b)(c)	37,215	52,737
Banca Popolare di Sondrio SCPA	58,238	155,569
Banco BPM SpA(b)	191,509	371,724
Biesse SpA	1,752	40,971
Bio On SpA(b)(c)	988	68,134
BPER Banca(c)	52,268	177,286
Brembo SpA	19,024	217,636
Brunello Cucinelli SpA	4,328	156,682
Buzzi Unicem SpA	9,473	181,199
Cairo Communication SpA	8,251	36,024
Carel Industries SpA(b)(d)	3,864	42,076
Cementir Holding SpA	5,075	34,649
Cerved Group SpA	24,741	218,312
CIR-Compagnie Industriali Riunite SpA	40,522	47,055

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Credito Emiliano SpA	10,621	$60,692
Credito Valtellinese SpA(b)(c)	870,050	65,291
Danieli & C Officine Meccaniche SpA	1,561	32,241
Datalogic SpA	2,617	70,868
De’ Longhi SpA	8,581	214,649
DeA Capital SpA	11,857	18,231
DiaSorin SpA	2,876	263,840
doBank SpA(d)	5,166	70,540
El.En. SpA	1,354	24,843
Enav SpA(d)	34,370	176,287
ERG SpA	6,749	132,425
Falck Renewables SpA	14,861	47,661
Fila SpA	2,503	38,601
Fincantieri SpA, NVS(b)	67,072	77,731
FinecoBank Banca Fineco SpA	50,250	547,072
Gima TT SpA(d)	4,496	36,278
Gruppo MutuiOnline SpA	2,670	51,776
Hera SpA	104,173	352,862
IMA Industria Macchine Automatiche SpA(c)	2,274	150,948
Immobiliare Grande Distribuzione SIIQ SpA	7,114	50,463
Infrastrutture Wireless Italiane SpA(d)	30,032	239,498
Interpump Group SpA	9,737	314,177
Iren SpA	82,318	202,324
Italgas SpA	61,100	370,036
Italmobiliare SpA	1,830	40,737
Juventus Football Club SpA(b)(c)	51,547	85,587
La Doria SpA	1,396	13,792
Maire Tecnimont SpA	18,851	75,793
MARR SpA	4,291	102,905
Mediaset SpA(b)(c)	45,179	148,783
OVS SpA(b)(c)(d)	23,796	36,397
Piaggio & C SpA	20,850	47,944
RAI Way SpA(d)	12,177	62,178
Reply SpA	2,593	144,006
Saipem SpA(b)(c)	78,220	372,567
Salini Impregilo SpA(c)	21,710	47,829
Salvatore Ferragamo SpA(c)	6,548	131,449
Saras SpA	72,341	154,394
Sesa SpA	866	26,084
Societa Cattolica di Assicurazioni SC	19,158	177,182
Societa Iniziative Autostradali e Servizi SpA	10,287	158,643
Tamburi Investment Partners SpA	13,165	92,148
Technogym SpA, NVS(d)	11,621	135,079
Tod’s SpA(c)	1,275	59,398
Unione di Banche Italiane SpA	129,993	333,970
Unipol Gruppo SpA	50,115	229,903
Zignago Vetro SpA	3,386	35,550

		9,990,223

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	1,505	98,756

Netherlands — 5.5%
Aalberts Industries NV	12,675	444,899
Accell Group NV	2,842	62,547
AMG Advanced Metallurgical Group NV	3,642	132,057
Arcadis NV	9,019	117,149
Argenx SE(b)(c)	3,282	348,349
ASM International NV	5,210	253,775
ASR Nederland NV	17,978	760,379
Basic-Fit NV(b)(d)	3,837	117,554

Security	Shares	Value

Netherlands (continued)
BE Semiconductor Industries NV	9,559	$248,600
BinckBank NV	7,154	51,223
Boskalis Westminster(c)	11,295	297,961
Brunel International NV	2,602	36,395
Constellium NV, Class A(b)	15,416	127,028
Corbion NV	7,580	215,354
COSMO Pharmaceuticals NV(b)(c)	977	87,202
Eurocommercial Properties NV	5,704	185,225
Euronext NV(d)	7,124	440,193
Flow Traders(d)	4,121	127,673
ForFarmers NV	4,748	46,254
Fugro NV, CVA(b)(c)	10,845	119,886
Gemalto NV(b)	9,765	567,638
IMCD NV	6,607	484,439
Intertrust NV(d)	8,132	132,594
InterXion Holding NV(b)	9,035	542,461
Kendrion NV	1,727	42,209
Koninklijke BAM Groep NV	30,212	108,264
Koninklijke Volkerwessels NV	4,127	70,938
NIBC Holding NV(d)	3,925	39,138
NSI NV	2,340	98,809
OCI NV(b)	9,411	199,559
Pharming Group NV(b)(c)	71,063	67,435
PostNL NV	56,577	146,912
ProQR Therapeutics NV(b)	3,335	52,560
Rhi Magnesita NV	3,306	183,907
Rhi Magnesita NV	715	40,105
SBM Offshore NV	22,302	369,014
Shop Apotheke Europe NV(b)(c)(d)	1,130	46,678
SIF Holding NV	1,143	11,660
Signify NV(d)	14,093	350,426
Takeaway.com NV(b)(d)	4,579	291,081
TKH Group NV	4,843	234,287
TomTom NV(b)	16,386	147,409
Vastned Retail NV	1,780	69,546
Wereldhave NV	5,146	165,216
Wessanen(c)	9,750	100,129

		8,782,117

Norway — 3.9%
Akastor ASA(b)	18,418	28,206
Aker ASA, Class A	2,841	199,664
Aker Solutions ASA(b)	19,070	104,094
Atea ASA	10,359	143,392
Austevoll Seafood ASA	11,466	146,192
Axactor SE(b)(c)	17,466	43,004
B2Holding ASA(c)	26,297	44,518
Bakkafrost P/F	5,321	276,678
Borr Drilling Ltd.(b)	50,706	130,023
Borregaard ASA	12,870	114,285
BW LPG Ltd.(b)(c)(d)	9,947	30,525
BW Offshore Ltd.(b)	11,941	56,845
DNO ASA	84,248	162,225
Elkem ASA(b)(d)	33,160	96,053
Entra ASA(d)	14,773	213,962
Europris ASA(d)	21,176	68,127
Evry AS(d)	19,175	70,112
Frontline Ltd./Bermuda(b)	9,882	50,680
Golden Ocean Group Ltd.	11,423	58,312
Grieg Seafood ASA	6,428	82,873
Hoegh LNG Holdings Ltd.(c)	5,904	27,090

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Kongsberg Automotive ASA(b)	54,929	$46,755
Kongsberg Gruppen ASA	10,235	142,647
Kvaerner ASA(b)	16,714	23,652
Leroy Seafood Group ASA	37,962	302,578
NEL ASA(b)	119,555	79,126
Nordic Nanovector ASA(b)	5,025	25,389
Nordic Semiconductor ASA(b)	17,033	59,146
Northern Drilling Ltd.(b)	8,982	57,794
Norway Royal Salmon ASA	1,691	40,852
Norwegian Air Shuttle ASA(b)	4,385	67,023
Norwegian Finans Holding ASA(b)	13,200	108,518
Norwegian Property ASA	22,556	28,813
Ocean Yield ASA	6,931	49,780
Odfjell Drilling Ltd.(b)	12,721	37,452
Petroleum Geo-Services ASA(b)	37,887	85,435
Protector Forsikring ASA(b)	7,334	41,705
Salmar ASA	6,435	336,895
Sbanken ASA(d)	10,065	91,408
Scatec Solar ASA(d)	10,079	100,509
Selvaag Bolig ASA	5,408	27,831
SpareBank 1 Nord Norge	12,199	95,582
Sparebank 1 Oestlandet	3,686	37,020
SpareBank 1 SMN	15,206	156,329
SpareBank 1 SR-Bank ASA	22,499	243,593
Stolt-Nielsen Ltd.	2,459	29,718
Storebrand ASA	58,760	450,213
Subsea 7 SA	33,452	380,209
TGS NOPEC Geophysical Co. ASA	13,800	409,732
Tomra Systems ASA	13,976	362,528
Veidekke ASA	13,481	147,077
Wallenius Wilhelmsen ASA(b)	13,458	47,611
XXL ASA(c)(d)	12,575	42,173

		6,301,953

Portugal — 0.7%
Altri SGPS SA	7,886	65,423
Banco Comercial Portugues SA, Class R(b)	1,158,658	320,410
Corticeira Amorim SGPS SA	5,116	57,236
CTT-Correios de Portugal SA	16,291	58,808
Mota-Engil SGPS SA(b)	6,929	15,345
Navigator Co. SA (The)	27,561	135,165
NOS SGPS SA	32,047	208,315
REN - Redes Energeticas Nacionais SGPS SA	50,554	152,097
Semapa-Sociedade de Investimento e Gestao	3,328	58,274
Sonae SGPS SA	100,555	105,170

		1,176,243

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	—

Spain — 4.5%
Acciona SA(c)	2,924	278,812
Acerinox SA	21,063	229,700
Aedas Homes SAU(b)(d)	3,162	85,264
Almirall SA	7,716	131,035
Applus Services SA	16,246	186,415
Atresmedia Corp. de Medios de Comunicacion SA	11,665	56,726
Bolsas y Mercados Espanoles SHMSF SA	9,495	287,411
Cellnex Telecom SA(c)(d)	18,978	535,479
Cia. de Distribucion Integral Logista Holdings SA	6,685	172,898
Cie. Automotive SA	9,037	254,053
Construcciones y Auxiliar de Ferrocarriles SA	2,399	108,320

Security	Shares	Value

Spain (continued)
Corp Financiera Alba SA	1,845	$91,668
Distribuidora Internacional de Alimentacion SA(c)	70,574	34,603
Ebro Foods SA(c)	9,781	201,905
eDreams ODIGEO SA(b)	8,007	24,807
Ence Energia y Celulosa SA	17,509	136,114
Ercros SA	12,284	51,081
Euskaltel SA(d)	11,239	103,170
Faes Farma SA	35,306	132,879
Fluidra SA(b)	6,374	72,407
Fomento de Construcciones y Contratas SA(b)	9,557	141,683
Gestamp Automocion SA(d)	22,097	129,438
Global Dominion Access SA(b)(d)	13,547	70,727
Grupo Catalana Occidente SA	5,364	212,960
Indra Sistemas SA(b)	15,595	160,692
Inmobiliaria Colonial Socimi SA	34,173	350,161
Lar Espana Real Estate Socimi SA	11,755	113,436
Liberbank SA(b)	255,594	126,639
Masmovil Ibercom SA(b)	9,103	198,877
Mediaset Espana Comunicacion SA	20,704	146,104
Melia Hotels International SA	14,432	145,148
Merlin Properties Socimi SA	44,776	601,639
Metrovacesa SA(b)(d)	5,789	70,478
Miquel y Costas & Miquel SA	2,648	51,775
Neinor Homes SA(b)(c)(d)	9,993	143,560
Promotora de Informaciones SA, Class A(b)	17,495	33,926
Prosegur Cia. de Seguridad SA	35,439	192,180
Sacyr SA	41,906	101,171
Sacyr SA, New(b)	1,253	3,024
Solaria Energia y Medio Ambiente SA(b)	7,025	43,448
Talgo SA(b)(d)	11,508	71,834
Tecnicas Reunidas SA(c)	4,415	113,124
Telepizza Group SA(d)	12,966	90,755
Tubacex SA	15,721	51,231
Unicaja Banco SA(d)	114,490	134,656
Viscofan SA	5,068	282,855
Zardoya Otis SA	23,921	189,804

		7,146,072

Sweden — 9.7%
AAK AB	22,235	319,495
AcadeMedia AB(b)(d)	10,402	54,038
AF AB, Class B	8,067	141,773
Ahlsell AB(d)	41,255	248,745
Alimak Group AB(d)	6,383	85,227
Arjo AB, Class B	29,542	104,979
Attendo AB(d)	13,417	103,068
Avanza Bank Holding AB	2,855	129,634
Axfood AB	13,342	233,593
Betsson AB	14,863	136,896
Bilia AB, Class A	9,512	83,636
BillerudKorsnas AB(c)	22,681	286,168
BioGaia AB, Class B	2,128	86,557
Biotage AB	6,471	82,825
Bonava AB, Class B	11,076	138,584
Bravida Holding AB(d)	25,240	184,964
Bufab AB	3,693	38,492
Bure Equity AB	6,302	77,458
Camurus AB(b)	2,196	18,326
Castellum AB	35,006	663,188
Catena Media PLC(b)	4,496	37,917
Cellavision AB	2,395	64,168

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Clas Ohlson AB, Class B(c)	5,250	$45,611
Cloetta AB, Class B	27,178	72,036
Collector AB(b)	3,929	21,084
Dios Fastigheter AB	11,251	80,708
Dometic Group AB(d)	37,345	266,448
Dustin Group AB(d)	7,867	70,868
Elanders AB, Class B	2,147	22,046
Elekta AB, Class B	46,519	621,642
Eltel AB(b)(d)	17,116	27,148
Evolution Gaming Group AB(d)	2,722	163,069
Fabege AB	33,606	489,719
Fastighets AB Balder, Class B(b)	12,680	399,436
Fortnox AB	5,070	41,581
Getinge AB, Class B	28,922	325,751
Granges AB	9,715	93,153
Haldex AB	4,551	31,942
Hansa Biopharma AB, NVS(b)	3,644	96,424
Hembla AB(b)	5,025	91,422
Hemfosa Fastigheter AB	21,061	186,697
Hexpol AB	33,575	297,071
Hoist Finance AB(d)	8,780	42,555
Holmen AB, Class B	13,452	287,797
Hufvudstaden AB, Class A	13,702	227,477
Humana AB	3,432	25,416
Indutrade AB	11,509	289,021
Intrum AB(c)	10,106	288,416
Investment AB Oresund(b)	3,513	53,818
Inwido AB	7,456	47,799
JMAB(c)	8,905	179,631
Kambi Group PLC(b)	2,865	64,917
Kindred Group PLC	28,996	297,484
Klovern AB, Class B	66,280	80,659
Kungsleden AB	23,323	176,845
LeoVegas AB(c)(d)	8,841	35,160
Lindab International AB	9,295	74,794
Loomis AB, Class B	9,051	323,934
Mekonomen AB	4,810	38,332
Modern Times Group MTG AB, Class B	8,481	285,536
Munters Group AB(d)	8,324	33,858
Mycronic AB(c)	8,563	109,507
NCC AB, Class B(c)	11,505	173,899
NetEnt AB	23,373	112,870
New Wave Group AB, Class B	6,006	35,516
Nibe Industrier AB, Class B	39,221	445,218
Nobia AB	14,787	85,725
Nobina AB(d)	11,392	78,005
Nolato AB, Class B	2,599	119,504
Nyfosa AB(b)	20,341	109,942
Oncopeptides AB(b)(c)(d)	2,802	41,687
Pandox AB	9,897	172,184
Paradox Interactive AB	2,722	44,708
Peab AB	23,063	191,953
Probi AB(b)	774	31,979
Radisson Hospitality AB(b)	6,788	31,812
Ratos AB, Class B	27,893	80,036
RaySearch Laboratories AB(b)(c)	3,248	36,475
Recipharm AB, Class B(b)	6,134	79,054
Resurs Holding AB(d)	13,862	91,165
Saab AB, Class B(c)	10,255	353,990
SAS AB(b)	24,303	65,651

Security	Shares	Value

Sweden (continued)
Scandi Standard AB	6,713	$46,300
Scandic Hotels Group AB(d)	8,517	81,242
SkiStar AB	4,820	58,444
SSAB AB, Class A	27,847	110,129
SSAB AB, Class B	72,917	243,560
Stillfront Group AB(b)	1,860	29,975
Storytel AB(b)(c)	3,440	39,772
Svenska Cellulosa AB SCA, Class B	76,377	670,802
Sweco AB, Class B(c)	9,056	185,779
Swedish Orphan Biovitrum AB(b)	20,907	493,601
Thule Group AB(d)	13,105	266,815
Tobii AB(b)(c)	9,949	37,015
Trelleborg AB, Class B	30,491	512,438
Troax Group AB	1,624	49,812
Victoria Park AB, Class B	3,322	13,586
Vitrolife AB	8,364	147,602
Volati AB	3,839	15,700
Wallenstam AB, Class B	20,175	203,038
Wihlborgs Fastigheter AB	17,169	223,474

		15,537,000

Switzerland — 7.6%
Allreal Holding AG, Registered	1,705	277,035
ALSO Holding AG, Registered	745	96,570
APG SGA SA	186	62,712
Arbonia AG, Registered(b)	5,790	70,150
Aryzta AG(b)	130,391	146,609
Ascom Holding AG, Registered	4,336	55,681
Autoneum Holding AG	364	59,694
Bachem Holding AG, Class B, Registered	622	71,598
Banque Cantonale Vaudoise, Registered	383	304,207
Basilea Pharmaceutica AG, Registered(b)	1,442	76,162
Bell Food Group AG, Registered	288	90,426
BKW AG	2,338	164,728
Bobst Group SA, Registered	1,053	85,176
Bossard Holding AG, Class A, Registered	766	120,911
Bucher Industries AG, Registered	848	258,648
Burckhardt Compression Holding AG	393	101,171
Burkhalter Holding AG	569	48,291
Cembra Money Bank AG	3,575	308,817
Ceva Logistics AG(b)	3,870	117,415
Comet Holding AG, Registered(c)	903	80,506
Conzzeta AG, Registered	178	155,196
Daetwyler Holding AG, Bearer	981	148,124
dormakaba Holding AG	398	262,365
EDAG Engineering Group AG	1,042	19,154
EFG International AG	11,376	67,424
Emmi AG, Registered	270	228,334
Feintool International Holding AG, Registered	311	24,420
Flughafen Zurich AG, Registered	2,523	446,312
Forbo Holding AG, Registered	149	208,008
Galenica AG(d)	6,069	277,360
GAM Holding AG	20,491	89,474
Georg Fischer AG, Registered	520	460,982
Gurit Holding AG, Bearer	54	50,239
Helvetia Holding AG, Registered	872	516,819
Huber & Suhner AG, Registered	1,636	126,480
Idorsia Ltd.(b)	10,012	172,972
Implenia AG, Registered	1,828	64,489
Inficon Holding AG, Registered	240	127,729
Interroll Holding AG, Registered	82	148,610

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Intershop Holdings AG	159	$79,652
Investis Holding SA	498	31,021
Kardex AG, Registered	799	105,502
Komax Holding AG, Registered	472	125,125
Kudelski SA, Bearer(c)	5,246	35,058
Landis+Gyr Group AG(c)	3,401	219,911
LEM Holding SA, Registered	65	77,966
Leonteq AG(b)	1,430	66,102
Logitech International SA, Registered	19,650	717,985
Medartis Holding AG(b)(d)	325	19,393
Meyer Burger Technology AG(b)(c)	76,655	72,707
Mobilezone Holding AG, Registered	4,016	43,313
Mobimo Holding AG, Registered	836	205,187
Molecular Partners AG(b)(c)	1,436	25,272
OC Oerlikon Corp. AG, Registered	26,021	336,246
Orascom Development Holding AG(b)	1,560	25,552
Oriflame Holding AG(c)	5,431	120,899
Orior AG	751	64,495
Panalpina Welttransport Holding AG, Registered	1,346	236,883
PSP Swiss Property AG, Registered	5,187	534,333
Rieter Holding AG, Registered	391	54,191
Schmolz + Bickenbach AG, Registered(b)	53,750	31,423
Schweiter Technologies AG, Bearer	131	124,121
Sensirion Holding AG(b)(c)(d)	1,139	56,141
SFS Group AG	2,124	170,845
Siegfried Holding AG, Registered	493	174,172
St Galler Kantonalbank AG, Class A, Registered	318	159,305
Sulzer AG, Registered	2,407	221,145
Sunrise Communications Group AG(d)	4,237	357,674
Swissquote Group Holding SA, Registered	1,040	49,007
Tecan Group AG, Registered	1,399	282,874
u-blox Holding AG	901	77,013
Valiant Holding AG, Registered	2,013	217,512
Valora Holding AG, Registered	428	113,892
VAT Group AG(d)	3,453	357,447
Vontobel Holding AG, Registered	3,200	180,466
VZ Holding AG	367	97,475
Ypsomed Holding AG, Registered(c)	487	56,500
Zehnder Group AG, Registered	1,254	41,964
Zur Rose Group AG(b)	795	71,559

		12,228,326

United Kingdom — 33.1%
888 Holdings PLC	45,771	101,092
AA PLC	75,566	82,982
Abcam PLC	23,174	404,526
Acacia Mining PLC(b)	20,858	53,531
accesso Technology Group PLC(b)	3,404	64,032
Advanced Medical Solutions Group PLC	24,388	97,687
Aggreko PLC	32,826	299,330
Alfa Financial Software Holdings PLC(b)(d)	10,115	18,575
Alliance Pharma PLC	48,062	40,463
Amigo Holdings PLC(c)(d)	14,912	47,677
AO World PLC(b)(c)	28,823	45,119
Arrow Global Group PLC	21,434	54,755
Ascential PLC	48,738	243,627
Ashmore Group PLC	49,864	265,129
ASOS PLC(b)(c)	6,876	298,486
Assura PLC	304,497	239,529
Avast PLC(b)(d)	35,947	135,405
AVEVA Group PLC	8,125	290,928

Security	Shares	Value

United Kingdom (continued)
B&M European Value Retail SA	113,916	$485,816
Bakkavor Group PLC(d)	17,680	34,421
Balfour Beatty PLC	86,534	311,897
Bank of Georgia Group PLC	5,094	102,671
BBA Aviation PLC	132,069	411,393
BCA Marketplace PLC	95,173	251,017
Beazley PLC	66,660	433,178
Bellway PLC	15,490	578,076
Biffa PLC(d)	31,981	75,052
Big Yellow Group PLC	19,462	245,388
Blue Prism Group PLC(b)(c)	6,545	120,707
Bodycote PLC	24,062	240,716
boohoo Group PLC(b)(c)	94,336	233,235
Bovis Homes Group PLC	17,315	230,959
Brewin Dolphin Holdings PLC	36,582	143,884
Britvic PLC	33,448	387,413
BTG PLC(b)	39,182	428,829
Burford Capital Ltd.	25,024	604,371
Cairn Energy PLC(b)	77,108	189,677
Capita PLC(b)	213,582	326,190
Capital &Counties Properties PLC	92,677	304,048
Capital & Regional PLC	58,596	22,353
Card Factory PLC	41,689	98,876
Centamin PLC	148,585	230,052
Central Asia Metals PLC	21,725	65,444
Charter Court Financial Services Group PLC(d)	15,141	55,091
Chemring Group PLC	35,685	72,103
Cineworld Group PLC	121,038	415,563
Civitas Social Housing PLC	42,695	58,129
Clinigen Healthcare Ltd., NVS(b)	14,231	149,200
Close Brothers Group PLC	19,031	371,760
Coats Group PLC	179,200	206,734
Cobham PLC(b)	301,958	428,392
Computacenter PLC	9,530	131,129
Costain Group PLC	13,455	69,028
Countryside Properties PLC(d)	51,805	209,484
Cranswick PLC	6,485	246,025
Crest Nicholson Holdings PLC	32,918	163,422
CVS Group PLC	8,365	44,279
CYBG PLC	162,433	374,568
Daily Mail & General Trust PLC, Class A, NVS	35,996	286,947
Dairy Crest Group PLC	19,832	126,109
Dart Group PLC	12,389	129,399
De La Rue PLC	13,090	72,837
Dechra Pharmaceuticals PLC	12,940	402,739
Derwent London PLC	13,375	569,874
DFS Furniture PLC	27,040	84,300
Dialog Semiconductor PLC(b)	9,757	285,825
Dignity PLC	6,407	61,904
Diploma PLC	14,216	237,496
Dixons Carphone PLC	125,478	227,700
Domino’s Pizza Group PLC	59,631	207,713
Drax Group PLC	51,156	270,384
DS Smith PLC	173,220	768,352
Dunelm Group PLC	12,880	122,413
EI Group PLC(b)	59,944	158,890
Electrocomponents PLC	55,921	399,291
Elementis PLC	74,943	179,718
EMIS Group PLC	6,950	81,916
Empiric Student Property PLC	76,852	97,253

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
EnQuest PLC(b)	216,052	$54,511
Entertainment One Ltd.	46,590	241,593
Equiniti Group PLC(d)	46,543	127,042
Essentra PLC	33,996	166,806
Faroe Petroleum PLC(b)	42,078	88,341
Ferrexpo PLC	37,701	128,150
Fevertree Drinks PLC	12,481	422,110
First Derivatives PLC	2,084	60,859
Firstgroup PLC(b)	152,903	186,051
FLEX LNG Ltd.(b)	36,986	48,299
Forterra PLC(d)	26,945	93,929
Frontier Developments PLC(b)(c)	2,580	30,205
Future PLC	10,007	70,821
Galliford Try PLC	14,300	133,370
Games Workshop Group PLC	3,960	157,578
GB Group PLC	17,440	105,416
GCP Student Living PLC	45,095	89,336
Genus PLC	7,822	229,043
Georgia Capital PLC(b)	4,966	70,917
Go-Ahead Group PLC (The)	5,537	131,033
Gocompare.Com Group PLC	41,511	40,408
Grainger PLC	77,806	233,767
Great Portland Estates PLC	31,886	306,908
Greencore Group PLC(c)	89,766	227,900
Greene King PLC	39,325	310,380
Greggs PLC	12,973	264,513
Gulf Keystone Petroleum Ltd.(b)	29,575	84,228
Halfords Group PLC	25,474	77,609
Halma PLC	47,715	878,734
Hansteen Holdings PLC	52,601	63,762
Hastings Group Holdings PLC(d)	42,576	117,502
Hays PLC	173,743	344,425
Helical PLC	12,774	56,460
Hikma Pharmaceuticals PLC	18,315	388,009
Hill & Smith Holdings PLC	10,149	147,390
Hiscox Ltd.	36,337	677,797
Hochschild Mining PLC	32,696	81,224
HomeServe PLC	37,716	468,104
Hotel Chocolat Group Ltd.	5,072	20,516
Howden Joinery Group PLC	76,831	510,794
Hunting PLC	17,649	129,663
Hurricane Energy PLC(b)	195,520	128,598
Ibstock PLC(d)	52,534	167,651
IG Design Group PLC	5,447	38,406
IG Group Holdings PLC	46,609	389,330
IMI PLC	34,366	432,629
Inchcape PLC	52,335	394,477
Indivior PLC(b)	92,154	137,529
Inmarsat PLC	59,087	287,198
IntegraFin Holdings PLC(c)	24,704	111,351
Intermediate Capital Group PLC	36,692	490,388
International Personal Finance PLC	28,346	76,887
Intu Properties PLC	112,852	171,610
iomart Group PLC	9,685	46,119
IQE PLC(b)(c)	92,600	95,621
ITE Group PLC	94,509	80,436
IWG PLC	87,239	256,944
J D Wetherspoon PLC(c)	8,850	141,331
JD Sports Fashion PLC	55,084	335,346
John Laing Group PLC(d)	62,922	293,836

Security	Shares	Value

United Kingdom (continued)
John Menzies PLC	10,282	$75,202
JPJ Group PLC(b)	7,940	71,442
Jupiter Fund Management PLC	55,309	238,204
Just Eat PLC(b)	68,962	631,565
Just Group PLC	118,477	158,033
Kainos Group PLC	9,299	51,498
KAZ Minerals PLC	31,570	246,432
KCOM Group PLC	58,892	53,764
Keller Group PLC	9,240	63,083
Keywords Studios PLC(c)	7,037	110,341
Kier Group PLC(c)	20,800	141,185
Lancashire Holdings Ltd.	24,561	182,221
Learning Technologies Group PLC	52,650	52,082
LondonMetric Property PLC	89,830	221,799
Lookers PLC	40,956	58,186
Majestic Wine PLC	6,849	24,641
Man Group PLC	203,505	381,875
Marshalls PLC	25,614	171,334
Marston’s PLC	79,210	98,258
McCarthy & Stone PLC(d)	58,828	103,928
Mediclinic International PLC	51,335	212,310
Metro Bank PLC(b)(c)	11,181	159,876
Mitchells & Butlers PLC	27,158	101,173
Mitie Group PLC	46,374	71,617
Moneysupermarket.com Group PLC	68,669	273,702
Morgan Advanced Materials PLC	33,970	119,222
Morgan Sindall Group PLC	4,955	76,522
N Brown Group PLC	19,743	22,699
National Express Group PLC	57,487	298,099
NCC Group PLC	35,426	59,882
NewRiver REIT PLC	39,065	113,311
Northgate PLC	17,218	83,758
Numis Corp. PLC	9,425	33,289
Ocado Group PLC(b)	71,112	927,211
On the Beach Group PLC(d)	14,389	83,283
OneSavings Bank PLC	27,887	137,932
Ophir Energy PLC(b)	92,037	65,983
Oxford Biomedica PLC(b)	6,304	57,219
P2P Global Investments PLC/Fund	10,530	114,553
Pagegroup PLC	41,216	239,425
Paragon Banking Group PLC	33,409	182,296
Patisserie Holdings PLC(a)	7,527	—
Pendragon PLC	184,228	63,251
Pennon Group PLC	53,186	533,682
Petra Diamonds Ltd.(b)(c)	112,591	48,787
Petrofac Ltd.	32,941	238,327
Pets at Home Group PLC	65,331	113,269
Phoenix Group Holdings PLC	69,291	578,613
Photo-Me International PLC	34,012	42,683
Playtech PLC	38,481	196,000
Plus500 Ltd.	10,030	202,527
Polypipe Group PLC	25,546	132,872
Premier Foods PLC(b)(c)	84,736	44,586
Premier Oil PLC(b)(c)	100,058	97,334
Primary Health Properties PLC(c)	95,428	144,611
Provident Financial PLC(b)	32,053	221,615
Purplebricks Group PLC(b)(c)	27,952	63,648
PZ Cussons PLC	35,678	83,962
QinetiQ Group PLC	71,026	283,096
Quilter PLC(d)	240,102	387,854

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rathbone Brothers PLC	6,148	$187,142
RDI REIT PLC	186,735	76,271
Redde PLC	39,134	93,486
Redrow PLC	30,812	235,286
Regional REIT Ltd.(d)	36,554	49,143
Renewi PLC	107,005	35,894
Renishaw PLC	4,566	280,496
Rentokil Initial PLC	232,970	1,032,772
Restaurant Group PLC (The)	62,657	122,891
Restore PLC	13,811	48,326
Rightmove PLC	114,008	707,867
Rotork PLC	110,012	397,678
RPC Group PLC	51,423	537,773
RPS Group PLC	28,666	50,530
RWS Holdings PLC	22,200	136,670
Sabre Insurance Group PLC(d)	30,451	113,761
SafeCharge International Group Ltd.	6,650	26,768
Safestore Holdings PLC	27,045	205,276
Saga PLC	145,267	208,481
Sanne Group PLC	17,485	115,003
Savills PLC	18,342	200,745
Scapa Group PLC	18,534	83,382
Schroder REIT Ltd.	66,495	50,733
Senior PLC	54,226	161,352
Serco Group PLC(b)	141,012	204,786
Shaftesbury PLC	21,526	249,751
SIG PLC	72,269	113,224
Sirius Minerals PLC(b)(c)	537,198	139,141
Smart Metering Systems PLC(c)	12,803	110,650
Softcat PLC	13,909	127,161
SolGold PLC(b)(c)	94,556	44,467
Sophos Group PLC(d)	42,213	187,244
Sound Energy PLC(b)	96,097	31,603
Spectris PLC	14,626	500,427
Spirax-Sarco Engineering PLC	9,288	782,557
Spire Healthcare Group PLC(d)	35,232	57,701
Sports Direct International PLC(b)	28,157	103,043
SSP Group PLC	58,316	511,361
St. Modwen Properties PLC	23,729	128,041
Staffline Group PLC(a)	2,514	22,157
Stagecoach Group PLC	55,357	112,579
Stallergenes Greer PLC(b)(c)	516	17,940
Standard Life Investment Property Income Trust Ltd.	47,070	56,346
Stobart Group Ltd.	40,822	82,160
Stock Spirits Group PLC	23,141	70,623
Superdry PLC	6,849	46,489
Synthomer PLC	35,170	165,812
TalkTalk Telecom Group PLC(c)	89,895	131,970
Tate & Lyle PLC	58,991	533,731
Ted Baker PLC	3,701	90,700
Telecom Plus PLC	8,038	149,088
Telford Homes PLC	8,581	38,435
Thomas Cook Group PLC	174,198	79,423
TORM PLC(b)	3,572	22,782
TP ICAP PLC	72,148	298,957
Travis Perkins PLC	31,982	514,946
Tritax Big Box REIT PLC	189,557	348,346
Tullow Oil PLC(b)	177,338	477,523
Ultra Electronics Holdings PLC	9,389	158,584
UNITE Group PLC (The)	33,064	396,013

Security	Shares	Value

United Kingdom (continued)
Vectura Group PLC(b)	78,202	$76,433
Vesuvius PLC	27,127	200,724
Victoria PLC(b)(c)	12,968	73,353
Victrex PLC	10,864	326,693
Watkin Jones PLC(c)	22,950	70,191
WH Smith PLC	13,732	352,966
William Hill PLC	109,920	254,775
Workspace Group PLC	16,808	210,046

		53,119,513

United States — 0.0%
Gaming Innovation Group Inc.(b)(c)	6,188	13,793

Total Common Stocks — 99.2% (Cost: $180,146,394)		159,126,363

Preferred Stocks

Germany — 0.3%
Biotest AG,Preference Shares, NVS	2,536	66,929
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	978	54,382
Jungheinrich AG,Preference Shares, NVS	6,135	186,268
Sixt SE, Preference Shares, NVS	2,145	137,339
STO SE & Co. KGaA, Preference Shares, NVS	330	32,754

		477,672

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	5,234	63,901
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	4,959	80,687

		144,588

Total Preferred Stocks — 0.4% (Cost: $761,204)		622,260

Rights

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(b)	25,865	3,300

Total Rights — 0.0% (Cost: $0)		3,300

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	11,985,712	11,989,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	58,492	58,492

		12,047,800

Total Short-Term Investments — 7.5% (Cost: $12,044,507)		12,047,800

Total Investments in Securities — 107.1% (Cost: $192,952,105)		171,799,723

Other Assets, Less Liabilities — (7.1)%		(11,460,677)

Net Assets — 100.0%		$160,339,046

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Europe Small-Cap ETF

(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	19,587,339	(7,601,627)	11,985,712	$11,989,308	$248,617	(b)	$84	$(1,212)
BlackRock Cash Funds: Treasury, SLAgency Shares	115,674	(57,182)	58,492	58,492	1,230		—	—

				$12,047,800	$249,847		$84	$(1,212)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$159,101,098	$3,024	$22,241	$159,126,363
Preferred Stocks	622,260	—	—	622,260
Rights	—	3,300	—	3,300
Money Market Funds	12,047,800	—	—	12,047,800

	$171,771,158	$6,324	$22,241	$171,799,723

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.7%
AGL Energy Ltd.	2,515	$39,280
Alumina Ltd.	10,782	19,104
Amcor Ltd./Australia	4,410	43,892
AMP Ltd.	11,202	18,460
APA Group	4,855	32,497
Aristocrat Leisure Ltd.	2,115	37,983
ASX Ltd.	798	37,070
Aurizon Holdings Ltd.	8,218	26,365
AusNet Services	5,460	6,569
Australia & New Zealand Banking Group Ltd.	10,668	194,698
Bank of Queensland Ltd.	1,470	10,901
Bendigo & Adelaide Bank Ltd.	1,654	13,001
BGP Holdings PLC(a)(b)	38,252	—
BHP Group Ltd.	10,955	278,216
BHP Group PLC	7,911	175,891
BlueScope Steel Ltd.	1,989	18,056
Boral Ltd.	5,082	18,342
Brambles Ltd.	5,964	46,270
Caltex Australia Ltd.	1,027	20,099
Challenger Ltd./Australia	1,890	9,977
CIMIC Group Ltd.	379	12,383
Coca-Cola Amatil Ltd.	2,352	14,406
Cochlear Ltd.	225	31,732
Coles Group Ltd.(b)	4,138	37,745
Commonwealth Bank of Australia	6,567	334,752
Computershare Ltd.	1,806	23,400
Crown Resorts Ltd.	1,512	13,175
CSL Ltd.	1,690	239,946
Dexus	3,444	28,829
Domino’s Pizza Enterprises Ltd.	210	6,967
Flight Centre Travel Group Ltd.	252	7,907
Fortescue Metals Group Ltd.	5,754	23,705
Goodman Group	6,136	52,168
GPT Group (The)	7,155	30,259
Harvey Norman Holdings Ltd.	3,055	7,507
Incitec Pivot Ltd.	6,777	16,356
Insurance Australia Group Ltd.(b)	8,170	42,236
James Hardie Industries PLC	1,653	18,477
LendLease Group	2,184	19,476
Macquarie Group Ltd.	1,191	101,153
Medibank Pvt Ltd.	10,362	19,795
Mirvac Group	13,068	22,868
National Australia Bank Ltd.	10,080	175,367
Newcrest Mining Ltd.	2,898	51,665
Oil Search Ltd.	5,002	28,485
Orica Ltd.	1,470	18,382
Origin Energy Ltd.(b)	6,628	34,603
QBE Insurance Group Ltd.	5,013	39,221
Ramsay Health Care Ltd.	504	20,844
REA Group Ltd.	168	9,276
Rio Tinto Ltd.	1,224	77,690
Santos Ltd.	6,398	30,183
Scentre Group	19,926	57,680
Seek Ltd.	1,176	14,569
Sonic Healthcare Ltd.	1,596	26,789
South32 Ltd.	18,202	46,850
Stockland	9,433	25,999
Suncorp Group Ltd.	4,746	44,918

Security	Shares	Value

Australia (continued)
Sydney Airport	4,005	$19,157
Tabcorp Holdings Ltd.	6,973	23,642
Telstra Corp. Ltd.	15,992	36,264
TPG Telecom Ltd.	1,806	9,205
Transurban Group	9,823	87,167
Treasury Wine Estates Ltd.	2,621	29,527
Vicinity Centres	12,400	23,598
Washington H Soul Pattinson & Co. Ltd.	378	7,252
Wesfarmers Ltd.	4,138	97,185
Westpac Banking Corp.	12,934	231,527
Woodside Petroleum Ltd.	3,351	83,857
Woolworths Group Ltd.	4,751	101,743
WorleyParsons Ltd.	1,092	11,052

		3,615,610

Austria — 0.1%
ANDRITZ AG	296	14,645
Erste Group Bank AG	1,107	38,615
OMV AG	576	28,684
Raiffeisen Bank International AG	504	13,348
Verbund AG	252	12,902
voestalpine AG	450	14,396

		122,590

Belgium — 0.4%
Ageas	714	33,246
Anheuser-Busch InBev SA/NV	2,839	216,989
Colruyt SA	252	18,142
Groupe Bruxelles Lambert SA	261	24,636
KBC Group NV	939	63,872
Proximus SADP	564	15,150
Solvay SA	243	26,511
Telenet Group Holding NV	225	10,435
UCB SA	477	41,400
Umicore SA	747	31,586

		481,967

Canada — 3.9%
Agnico Eagle Mines Ltd.	870	37,859
Alimentation Couche-Tard Inc., Class B	1,641	89,191
AltaGas Ltd.	798	8,173
ARC Resources Ltd.	1,386	10,026
Atco Ltd./Canada, Class I, NVS	309	9,776
Aurora Cannabis Inc.(b)(c)	2,478	17,548
Bank of Montreal	2,352	172,250
Bank of Nova Scotia (The)	4,566	260,060
Barrick Gold Corp.	4,425	59,267
Barrick Gold Corp., New	2,279	30,172
Bausch Health Companies Inc.(b)	1,260	30,951
BCE Inc.	546	23,752
BlackBerry Ltd.(b)	1,806	14,549
Bombardier Inc., Class B(b)	8,022	12,155
Brookfield Asset Management Inc., Class A	3,150	135,613
CAE Inc.	1,050	22,322
Cameco Corp.	1,527	18,511
Canadian Imperial Bank of Commerce	1,680	142,518
Canadian National Railway Co.	2,750	229,603
Canadian Natural Resources Ltd.	4,537	121,846
Canadian Pacific Railway Ltd.	548	112,375
Canadian Tire Corp. Ltd., Class A, NVS	245	27,880
Canadian Utilities Ltd., Class A, NVS	504	12,964
Canopy Growth Corp.(b)(c)	757	37,132

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CCL Industries Inc., Class B, NVS	539	$22,737
Cenovus Energy Inc.	3,990	31,171
CGI Group Inc.(b)	947	62,641
CI Financial Corp.	966	13,012
Constellation Software Inc./Canada	84	62,721
Dollarama Inc.	1,251	33,692
Emera Inc.	168	5,884
Empire Co. Ltd., Class A, NVS	546	12,281
Enbridge Inc.	7,513	274,651
Encana Corp.	3,480	23,901
Fairfax Financial Holdings Ltd.	126	59,632
Finning International Inc.	561	10,637
First Capital Realty Inc.	366	5,719
First Quantum Minerals Ltd.	2,363	27,367
Fortis Inc./Canada	1,542	55,020
Franco-Nevada Corp.	703	54,562
George Weston Ltd.	297	21,584
Gildan Activewear Inc.	756	25,599
Goldcorp Inc.	3,138	35,124
Great-West Lifeco Inc.	1,081	23,212
H&R Real Estate Investment Trust	590	9,969
Husky Energy Inc.	1,260	14,957
Hydro One Ltd.(d)	1,207	18,923
IA Financial Corp Inc.(b)	435	16,167
IGM Financial Inc.	210	5,402
Imperial Oil Ltd.	1,134	32,190
Intact Financial Corp.	504	39,858
Inter Pipeline Ltd.	1,374	22,096
Keyera Corp.	765	16,263
Kinross Gold Corp.(b)	4,326	14,461
Loblaw Companies Ltd.	756	36,629
Lundin Mining Corp.	2,450	11,193
Magna International Inc.	1,277	67,618
Manulife Financial Corp.	7,412	119,141
Methanex Corp.	258	14,066
Metro Inc.	985	35,828
National Bank of Canada	1,248	58,727
Nutrien Ltd.	2,288	118,590
Onex Corp.	309	17,477
Open Text Corp.	966	34,358
Pembina Pipeline Corp.	1,890	67,380
Power Corp. of Canada	1,443	28,700
Power Financial Corp.	1,008	20,693
PrairieSky Royalty Ltd.	788	11,388
Restaurant Brands International Inc.	840	52,678
RioCan REIT	546	10,365
Rogers Communications Inc., Class B, NVS	1,374	74,365
Royal Bank of Canada	5,358	408,062
Saputo Inc.	827	24,256
Seven Generations Energy Ltd., Class A(b)	840	6,524
Shaw Communications Inc., Class B, NVS	1,710	34,739
Shopify Inc., Class A(b)(c)	321	54,061
SmartCentres Real Estate Investment Trust	141	3,575
SNC-Lavalin Group Inc.	693	19,297
Stars Group Inc. (The)(b)	630	11,412
Sun Life Financial Inc.	2,283	82,399
Suncor Energy Inc.	6,048	195,168
Teck Resources Ltd., Class B	1,891	46,076
TELUS Corp.	813	28,489
Thomson Reuters Corp.	744	38,925

Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The)	7,006	$394,764
Tourmaline Oil Corp.	1,136	15,501
TransCanada Corp.	3,444	146,540
Turquoise Hill Resources Ltd.(b)	3,227	5,406
Vermilion Energy Inc.	534	13,093
Waste Connections Inc.	966	80,719
West Fraser Timber Co. Ltd.	267	15,913
Wheaton Precious Metals Corp.	1,596	33,638
WSP Global Inc.	336	17,254

		5,142,933

Denmark — 0.6%
AP Moller - Maersk A/S, Class A	17	21,254
AP Moller - Maersk A/S, Class B, NVS	23	30,618
Carlsberg A/S, Class B	404	46,280
Chr Hansen Holding A/S	336	31,912
Coloplast A/S, Class B	421	38,510
Danske Bank A/S	2,608	48,297
DSV A/S	714	56,994
Genmab A/S(b)	226	32,898
H Lundbeck A/S	252	11,065
ISS A/S	591	16,735
Novo Nordisk A/S, Class B	6,721	314,209
Novozymes A/S, Class B	870	36,381
Orsted A/S(d)	729	52,544
Pandora A/S	472	20,485
Tryg A/S	477	12,191
Vestas Wind Systems A/S	719	59,448
William Demant Holding A/S(b)	436	13,776

		843,597

Finland — 0.5%
Elisa OYJ	587	24,618
Fortum OYJ	1,722	39,162
Kone OYJ, Class B	1,302	63,330
Metso OYJ	408	11,985
Neste OYJ	505	46,438
Nokia OYJ	21,212	134,063
Nokian Renkaat OYJ	420	13,986
Nordea Bank Abp	11,386	103,411
Orion OYJ, Class B	366	12,948
Sampo OYJ, Class A	1,681	77,097
Stora Enso OYJ, Class R	1,989	26,691
UPM-Kymmene OYJ	1,907	55,274
Wartsila OYJ Abp	1,578	25,757

		634,760

France — 4.1%
Accor SA, NVS	715	31,201
Aeroports de Paris, NVS	114	21,871
Air Liquide SA	1,605	195,124
Airbus SE	2,139	245,979
Alstom SA, NVS	630	25,431
Amundi SA(d)	231	13,306
Arkema SA, NVS	234	22,264
Atos SE	363	33,205
AXA SA, NVS	7,281	169,138
BioMerieux, NVS	126	8,920
BNP Paribas SA	4,233	198,973
Bollore SA, NVS	3,123	12,908
Bouygues SA, NVS	801	28,419
Bureau Veritas SA, NVS	966	21,504

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Capgemini SE	586	$64,874
Carrefour SA, NVS	2,100	41,651
Casino Guichard Perrachon SA, NVS(c)	210	10,364
Cie. de Saint-Gobain, NVS	1,898	65,597
Cie. Generale des Etablissements Michelin SCA, NVS	643	69,974
CNP Assurances, NVS	672	15,298
Covivio	141	14,448
Credit Agricole SA	4,255	48,624
Danone SA, NVS	2,310	168,314
Dassault Aviation SA, NVS	10	14,928
Dassault Systemes SE, NVS	462	58,075
Edenred, NVS	873	35,501
Eiffage SA, NVS	284	26,696
Electricite de France SA, NVS	2,232	36,957
Engie SA	6,790	108,960
EssilorLuxottica SA, NVS	1,062	134,837
Eurazeo SE, NVS	166	12,362
Eurofins Scientific SE, NVS	43	17,348
Eutelsat Communications SA	756	16,048
Faurecia SA, NVS	292	12,786
Gecina SA	190	27,950
Getlink SE, NVS	1,722	25,252
Hermes International, NVS	127	76,419
ICADE	141	11,908
Iliad SA, NVS	99	11,371
Imerys SA, NVS	114	6,017
Ingenico Group SA, NVS	211	11,527
Ipsen SA, NVS	126	15,904
JCDecaux SA	252	7,483
Kering SA, NVS	294	147,591
Klepierre SA	786	27,021
Legrand SA	925	54,938
L’Oreal SA	933	224,927
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,050	337,049
Natixis SA	3,839	19,699
Orange SA, NVS	7,506	116,875
Pernod Ricard SA, NVS	790	131,440
Peugeot SA, NVS	2,182	55,057
Publicis Groupe SA, NVS	808	49,417
Remy Cointreau SA, NVS	84	9,783
Renault SA, NVS	714	50,672
Rexel SA	966	11,040
Safran SA, NVS	1,252	164,491
Sanofi, NVS	4,215	366,703
Sartorius Stedim Biotech, NVS	84	9,282
Schneider Electric SE, NVS	2,064	147,026
SCOR SE	635	26,755
SEB SA, NVS	87	13,377
SES SA	1,428	29,199
Societe BIC SA, NVS	114	11,452
Societe Generale SA, NVS	2,942	91,619
Sodexo SA, NVS	351	36,651
STMicroelectronics NV	2,393	38,071
Suez	1,218	15,632
Teleperformance, NVS	218	37,597
Thales SA, NVS	393	43,589
TOTAL SA, NVS	8,926	491,418
Ubisoft Entertainment SA, NVS(b)	334	29,702
Unibail-Rodamco-Westfield	369	66,543
Unibail-Rodamco-Westfield, New(b)	142	25,607

Security	Shares	Value

France (continued)
Valeo SA, NVS	924	$28,913
Veolia Environnement SA, NVS	1,890	39,947
Vinci SA	1,863	164,346
Vivendi SA, NVS	3,770	96,208
Wendel SA, NVS	126	15,398

		5,420,751

Germany — 3.1%
1&1 Drillisch AG	210	8,742
adidas AG	696	165,874
Allianz SE, Registered	1,596	338,649
Aroundtown SA	2,814	24,927
Axel Springer SE	198	12,132
BASF SE	3,360	246,054
Bayer AG, Registered	3,463	263,054
Bayerische Motoren Werke AG	1,218	102,667
Beiersdorf AG	378	37,865
Brenntag AG	576	27,263
Commerzbank AG(b)	4,116	29,570
Continental AG	397	62,705
Covestro AG(d)	740	40,910
Daimler AG, Registered	3,444	204,151
Delivery Hero SE(b)(d)	378	13,966
Deutsche Bank AG, Registered	7,392	65,701
Deutsche Boerse AG	720	96,042
Deutsche Lufthansa AG, Registered	756	19,136
Deutsche Post AG, Registered	3,612	106,765
Deutsche Telekom AG, Registered	12,306	200,370
Deutsche Wohnen SE	1,336	66,823
E.ON SE	8,358	92,835
Evonik Industries AG	546	14,949
Fraport AG Frankfurt Airport Services Worldwide	168	13,290
Fresenius Medical Care AG & Co. KGaA	782	57,751
Fresenius SE & Co. KGaA	1,542	80,152
GEA Group AG	672	18,522
Hannover Rueck SE	240	34,671
HeidelbergCement AG	547	37,885
Henkel AG & Co. KGaA	408	37,476
HOCHTIEF AG	84	12,578
HUGO BOSS AG	252	18,113
Infineon Technologies AG	4,104	91,428
Innogy SE(b)	546	23,431
KION Group AG	268	15,505
LANXESS AG	336	18,514
Merck KGaA	504	52,962
METRO AG	603	10,216
MTU Aero Engines AG	210	45,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	567	126,542
OSRAM Licht AG	391	16,650
ProSiebenSat.1 Media SE	828	14,850
Puma SE	42	23,446
QIAGEN NV(b)	852	31,480
RTL Group SA	126	6,905
RWE AG	1,986	49,314
SAP SE	3,698	382,955
Siemens AG, Registered	2,895	318,168
Siemens Healthineers AG(b)(d)	558	22,042
Symrise AG	462	38,487
Telefonica Deutschland Holding AG	2,970	10,428
thyssenkrupp AG	1,542	27,372

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
TUI AG	1,486	$22,558
Uniper SE	801	23,226
United Internet AG, Registered	462	18,337
Volkswagen AG	127	22,150
Vonovia SE	1,850	92,999
Wirecard AG	420	69,735
Zalando SE(b)(d)	393	12,018

		4,138,656

Hong Kong — 1.6%
AIA Group Ltd.	45,000	404,310
ASM Pacific Technology Ltd.	1,200	12,884
Bank of East Asia Ltd. (The)	8,480	28,477
BeiGene Ltd., ADR(b)(c)	126	16,314
BOC Hong Kong Holdings Ltd.	15,000	57,540
CK Asset Holdings Ltd.	10,336	86,609
CK Hutchison Holdings Ltd.	10,836	109,027
CK Infrastructure Holdings Ltd.	2,500	20,184
CLP Holdings Ltd.	6,500	75,258
Dairy Farm International Holdings Ltd.	1,400	12,642
Galaxy Entertainment Group Ltd.	9,000	61,937
Hang Lung Group Ltd.	4,000	11,725
Hang Lung Properties Ltd.	8,000	17,434
Hang Seng Bank Ltd.	3,100	70,955
Henderson Land Development Co. Ltd.	5,021	28,443
HK Electric Investments & HK Electric Investments Ltd.	21,000	21,383
HKT Trust & HKT Ltd.	15,740	23,189
Hong Kong & China Gas Co. Ltd.	46,698	101,291
Hong Kong Exchanges & Clearing Ltd.	4,700	146,151
Hongkong Land Holdings Ltd.	4,200	30,114
Hysan Development Co. Ltd.	3,000	15,561
Jardine Matheson Holdings Ltd.	800	53,456
Jardine Strategic Holdings Ltd.	800	30,624
Kerry Properties Ltd.	2,500	10,323
Link REIT	9,000	98,640
Melco Resorts & Entertainment Ltd., ADR	835	18,019
MGM China Holdings Ltd.	3,600	6,919
Minth Group Ltd.	2,000	6,958
MTR Corp. Ltd.	6,500	36,283
New World Development Co. Ltd.	23,333	36,575
NWS Holdings Ltd.	7,000	16,022
PCCW Ltd.	42,000	24,996
Power Assets Holdings Ltd.	5,500	36,974
Sands China Ltd.	9,600	45,634
Shangri-La Asia Ltd.	4,000	5,189
Sino Land Co. Ltd.	14,000	25,086
SJM Holdings Ltd.	8,000	8,381
Sun Hung Kai Properties Ltd.	6,000	100,322
Swire Pacific Ltd., Class A	2,000	23,628
Swire Properties Ltd.	8,400	32,651
Techtronic Industries Co. Ltd.	5,393	31,237
WH Group Ltd.(d)	42,000	35,969
Wharf Holdings Ltd. (The)	5,000	15,070
Wharf Real Estate Investment Co. Ltd.	5,000	34,091
Wheelock & Co. Ltd.	3,000	19,193
Wynn Macau Ltd.	6,000	14,559
Yue Yuen Industrial Holdings Ltd.	3,000	10,246

		2,128,473

Ireland — 0.5%
AIB Group PLC	2,964	13,264

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC	3,094	$18,568
CRH PLC	3,170	91,299
Irish Bank Resolution Corp. Ltd.(a)(b)	6,552	—
Kerry Group PLC, Class A	603	61,753
Kingspan Group PLC	462	18,925
Linde PLC	2,039	332,377
Paddy Power Betfair PLC	307	25,170
Smurfit Kappa Group PLC	798	23,057

		584,413

Israel — 0.2%
Azrieli Group Ltd.	168	8,943
Bank Hapoalim BM	4,089	27,675
Bank Leumi Le-Israel BM	5,144	33,965
Bezeq The Israeli Telecommunication Corp. Ltd.	8,280	6,639
Check Point Software Technologies Ltd.(b)	467	52,267
Elbit Systems Ltd.	84	10,385
Israel Chemicals Ltd.	2,689	15,579
Mizrahi Tefahot Bank Ltd.	477	8,863
Nice Ltd.(b)	240	26,429
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	3,612	71,698
Wix.com Ltd.(b)	126	13,778

		276,221

Italy —0.8%
Assicurazioni Generali SpA	4,413	77,449
Atlantia SpA	1,848	43,767
CNH Industrial NV	3,654	35,907
Davide Campari-Milano SpA, NVS	2,214	19,930
Enel SpA	30,366	183,486
Eni SpA	9,702	164,829
Ferrari NV	443	55,204
Fiat Chrysler Automobiles NV(b)	4,095	70,097
Intesa Sanpaolo SpA	55,828	127,786
Leonardo SpA	1,485	14,412
Mediobanca Banca di Credito Finanziario SpA	2,396	20,884
Moncler SpA	672	25,369
Pirelli & CSpA(b)(d)	1,596	10,446
Poste Italiane SpA(d)	1,974	17,020
Prysmian SpA	779	16,742
Recordati SpA	408	14,812
Snam SpA	8,527	40,800
Telecom Italia SpA/Milano(b)	41,564	23,179
Tenaris SA	1,764	22,194
Terna Rete Elettrica Nazionale SpA	6,316	38,932
UniCredit SpA	7,405	85,716

		1,108,961

Netherlands — 1.3%
ABN AMRO Group NV, CVA(d)	1,705	42,493
Aegon NV	7,064	36,329
AerCap Holdings NV(b)	546	25,804
Akzo Nobel NV	842	72,809
ArcelorMittal	2,497	57,862
ASML Holding NV	1,512	265,828
EXOR NV	393	25,163
Heineken Holding NV	431	37,487
Heineken NV	967	86,969
ING Groep NV	14,448	170,956
Koninklijke Ahold Delhaize NV	4,783	126,340
Koninklijke DSM NV	645	60,378
Koninklijke KPN NV	12,602	38,854

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV	3,654	$144,064
Koninklijke Vopak NV	282	14,370
NN Group NV	1,149	48,676
NXP Semiconductors NV	1,284	111,747
Randstad NV	450	21,744
Unilever NV, CVA	5,628	301,226
Wolters Kluwer NV	1,113	69,475

		1,758,574

New Zealand — 0.1%
a2 Milk Co. Ltd.(b)	2,730	23,953
Auckland International Airport Ltd.	3,711	18,919
Fisher & Paykel Healthcare Corp. Ltd.	2,142	18,660
Fletcher Building Ltd.(b)	2,743	9,513
Meridian Energy Ltd.	5,005	12,220
Ryman Healthcare Ltd.	1,374	9,987
Spark New Zealand Ltd.	6,594	18,546

		111,798

Norway —0.3%
Aker BP ASA	420	14,001
DNB ASA	3,684	65,318
Equinor ASA	4,219	96,566
Gjensidige Forsikring ASA	771	13,299
Mowi ASA(b)	1,620	35,694
Norsk Hydro ASA	5,018	23,185
Orkla ASA	2,803	22,594
Schibsted ASA, Class B	420	13,338
Telenor ASA	2,772	52,455
Yara International ASA	645	26,655

		363,105

Portugal — 0.1%
EDP - Energias de Portugal SA	8,934	32,702
Galp Energia SGPS SA	1,934	30,280
Jeronimo Martins SGPS SA	1,050	14,904

		77,886

Singapore — 0.6%
Ascendas REIT	8,437	17,192
CapitaLand Commercial Trust	10,558	14,761
CapitaLand Ltd.	8,400	20,802
CapitaLand Mall Trust	8,400	14,993
City Developments Ltd.	4,200	28,705
ComfortDelGro Corp. Ltd.	8,400	14,555
DBS Group Holdings Ltd.	6,800	120,965
Genting Singapore Ltd.	21,800	17,834
Golden Agri-Resources Ltd.(b)	29,400	5,575
Jardine Cycle & Carriage Ltd.	310	8,708
Keppel Corp. Ltd.	4,200	19,053
Oversea-Chinese Banking Corp. Ltd.(c)	12,525	107,212
SATS Ltd.	4,200	15,118
Sembcorp Industries Ltd.	4,200	8,090
Singapore Airlines Ltd.	4,200	30,142
Singapore Exchange Ltd.	4,200	23,863
Singapore Press Holdings Ltd.	4,500	8,400
Singapore Technologies Engineering Ltd.	8,400	23,239
Singapore Telecommunications Ltd.	30,200	67,827
Suntec REIT	9,900	14,210
United Overseas Bank Ltd.	5,300	99,288
UOL Group Ltd.	4,200	20,740
Venture Corp. Ltd.	1,100	13,302
Wilmar International Ltd.	8,400	20,802

Security	Shares	Value

Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	8,400	$8,746

		744,122

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	906	37,529
Aena SME SA(d)	254	43,951
Amadeus IT Group SA	1,638	119,312
Banco Bilbao Vizcaya Argentaria SA	24,837	147,341
Banco de Sabadell SA	20,209	23,175
Banco Santander SA	61,276	290,526
Bankia SA	4,722	13,762
Bankinter SA	2,140	16,717
CaixaBank SA	13,231	50,070
Enagas SA	959	27,983
Endesa SA	1,149	28,768
Ferrovial SA	1,765	39,634
Grifols SA	1,150	30,020
Iberdrola SA	22,494	185,837
Iberdrola SA, New	547	4,523
Industria de Diseno Textil SA	4,067	113,634
International Consolidated Airlines Group SA	2,268	19,216
Mapfre SA	4,131	11,509
Naturgy Energy Group SA	1,302	36,379
Red Electrica Corp. SA	1,761	40,615
Repsol SA	5,213	91,699
Siemens Gamesa Renewable Energy SA(b)	897	12,742
Telefonica SA	17,514	150,623

		1,535,565

Sweden — 0.9%
Alfa Laval AB	1,011	22,886
Assa Abloy AB, Class B	3,810	70,854
Atlas Copco AB, Class A	2,535	65,986
Atlas Copco AB, Class B	1,470	35,112
Boliden AB	966	24,109
Electrolux AB, Series B	939	22,180
Epiroc AB, Class A(b)	2,535	24,293
Epiroc AB, Class B(b)	1,470	13,146
Essity AB, Class B	2,224	61,504
Hennes & Mauritz AB, Class B	3,360	52,217
Hexagon AB, Class B	999	48,762
Husqvarna AB, Class B	1,932	14,735
ICA Gruppen AB(c)	294	10,334
Industrivarden AB, Class C	546	11,234
Investor AB, Class B	1,680	73,738
Kinnevik AB, Class B	924	22,530
L E Lundbergforetagen AB, Class B	309	9,529
Lundin Petroleum AB	660	21,119
Millicom International Cellular SA, SDR(b)	252	15,765
Sandvik AB	4,074	64,979
Securitas AB, Class B	1,240	19,908
Skandinaviska Enskilda Banken AB, Class A	5,838	61,172
Skanska AB, Class B	1,386	24,228
SKF AB, Class B	1,501	25,193
Svenska Handelsbanken AB, Class A	5,922	64,278
Swedbank AB, Class A	3,390	76,851
Swedish Match AB	729	32,609
Tele2 AB, Class B	1,639	20,453
Telefonaktiebolaget LM Ericsson, Class B	11,286	100,245
Telia Co. AB	9,858	42,909

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	5,922	$85,126

		1,237,984

Switzerland — 3.3%
ABB Ltd., Registered	6,683	127,685
Adecco Group AG, Registered	620	31,078
Baloise Holding AG, Registered	182	28,196
Barry Callebaut AG, Registered	9	15,331
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	51,003
Cie. Financiere Richemont SA, Registered	1,947	134,275
Clariant AG, Registered	666	13,238
Coca-Cola HBC AG	715	24,059
Credit Suisse Group AG, Registered	9,492	114,955
Dufry AG, Registered	126	12,609
EMS-Chemie Holding AG, Registered	42	20,998
Geberit AG, Registered	134	52,420
Givaudan SA, Registered	42	101,941
Julius Baer Group Ltd.	840	33,715
Kuehne + Nagel International AG, Registered	194	26,281
LafargeHolcim Ltd., Registered	1,806	84,884
Lonza Group AG, Registered	261	68,900
Nestle SA, Registered	11,424	995,354
Novartis AG, Registered	8,043	701,259
Pargesa Holding SA, Bearer	142	11,214
Partners Group Holding AG	84	57,787
Roche Holding AG, NVS	2,604	692,799
Schindler Holding AG, Participation Certificates, NVS	154	32,753
Schindler Holding AG, Registered	86	18,169
SGS SA, Registered	21	50,696
Sika AG, Registered	504	66,550
Sonova Holding AG, Registered	226	42,416
Straumann Holding AG, Registered	42	30,502
Swatch Group AG (The), Bearer	126	36,221
Swatch Group AG (The),Registered	170	9,476
Swiss Life Holding AG, Registered	126	51,982
Swiss Prime Site AG, Registered	207	17,558
Swiss Re AG	1,181	113,303
Swisscom AG, Registered	84	40,302
Temenos AG, Registered	210	28,343
UBS Group AG, Registered	14,442	187,057
Vifor Pharma AG	183	23,297
Zurich Insurance Group AG	560	175,942

		4,324,548

United Kingdom — 6.3%
3i Group PLC	3,700	41,351
Admiral Group PLC	772	21,032
Anglo American PLC	4,131	105,574
Antofagasta PLC	1,317	15,069
Aptiv PLC	956	75,648
Ashtead Group PLC	1,890	47,946
Associated British Foods PLC	1,340	42,093
AstraZeneca PLC	4,747	345,442
Auto Trader Group PLC(d)	3,936	23,662
Aviva PLC	14,870	81,001
Babcock International Group PLC	983	6,864
BAE Systems PLC	11,550	77,760
Barclays PLC	63,097	131,291
Barratt Developments PLC	3,627	25,697
Berkeley Group Holdings PLC	505	24,931

Security	Shares	Value

United Kingdom (continued)
BP PLC	73,878	$505,448
British American Tobacco PLC	8,528	301,432
British Land Co. PLC (The)	3,627	27,358
BT Group PLC	30,576	93,474
Bunzl PLC	1,092	34,475
Burberry Group PLC	1,542	36,542
Capri Holdings Ltd.(b)(c)	561	23,831
Carnival PLC	720	40,802
Centrica PLC	20,765	37,258
Coca-Cola European Partners PLC(b)	798	37,969
Compass Group PLC	5,942	127,446
ConvaTec Group PLC(d)	6,552	12,308
Croda International PLC	545	34,563
DCC PLC	337	27,596
Diageo PLC	9,075	346,373
Direct Line Insurance Group PLC	5,057	22,398
easyJet PLC	672	11,174
Experian PLC	3,285	82,622
Ferguson PLC	891	59,705
Fresnillo PLC	838	11,079
G4S PLC	5,238	13,474
GlaxoSmithKline PLC	18,314	355,875
Glencore PLC	43,287	176,207
GVC Holdings PLC	2,019	17,848
Hammerson PLC	3,192	15,616
Hargreaves Lansdown PLC	907	19,484
HSBC Holdings PLC	74,623	627,162
Imperial Brands PLC	3,570	118,578
Informa PLC	4,686	41,695
InterContinental Hotels Group PLC	645	36,828
Intertek Group PLC	630	40,674
Investec PLC	2,142	13,784
ITV PLC	13,848	23,554
J Sainsbury PLC	5,868	22,015
John Wood Group PLC	2,523	17,962
Johnson Matthey PLC	747	29,902
Kingfisher PLC	8,065	23,626
Land Securities Group PLC	2,858	32,528
Legal & General Group PLC	21,504	73,378
Lloyds Banking Group PLC	266,290	202,819
London Stock Exchange Group PLC	1,176	70,836
Marks & Spencer Group PLC	6,384	24,253
Meggitt PLC	2,997	20,335
Melrose Industries PLC	17,934	39,787
Merlin Entertainments PLC(d)	2,802	12,462
Micro Focus International PLC	1,623	30,978
Mondi PLC	1,346	32,570
National Grid PLC	12,938	140,443
Next PLC	561	35,769
NMC Health PLC	378	12,809
Pearson PLC	2,688	32,035
Persimmon PLC	1,149	35,897
Prudential PLC	9,576	187,125
Reckitt Benckiser Group PLC	2,535	195,511
RELX PLC	7,438	165,013
Rio Tinto PLC	4,579	252,232
Rolls-Royce Holdings PLC	5,951	69,233
Royal Bank of Scotland Group PLC	18,386	58,264
Royal Dutch Shell PLC, Class A	16,949	526,621
Royal Dutch Shell PLC, Class B	14,159	441,144

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Royal Mail PLC	3,108	$10,961
RSA Insurance Group PLC	3,697	24,939
Sage Group PLC (The)	4,034	33,219
Schroders PLC	450	15,456
Segro PLC	3,654	31,099
Sensata Technologies Holding PLC(b)	630	29,925
Severn Trent PLC	870	22,872
Smith & Nephew PLC	3,024	57,083
Smiths Group PLC	1,485	28,217
SSE PLC	3,670	56,484
St. James’s Place PLC	1,959	24,172
Standard Chartered PLC	10,460	84,470
Standard Life Aberdeen PLC	8,640	28,601
Taylor Wimpey PLC	11,397	24,760
Tesco PLC	35,826	105,141
Unilever PLC	4,326	226,743
United Utilities Group PLC	2,481	27,114
Vodafone Group PLC	99,091	180,638
Weir Group PLC (The)	818	16,194
Whitbread PLC	687	44,164
Wm Morrison Supermarkets PLC	8,373	25,801
WPP PLC	4,704	53,822

		8,377,415

United States — 67.0%
3M Co.	2,184	437,455
Abbott Laboratories	6,552	478,165
AbbVie Inc.	5,625	451,631
ABIOMED Inc.(b)	168	58,980
Accenture PLC, Class A	2,409	369,902
Activision Blizzard Inc.	2,729	128,918
Acuity Brands Inc.	168	20,313
Adobe Inc.(b)	1,820	451,032
Advance Auto Parts Inc.	282	44,894
Advanced Micro Devices Inc.(b)(c)	3,489	85,166
AES Corp./VA	2,688	44,056
Affiliated Managers Group Inc.	213	22,354
Aflac Inc.	2,886	137,661
Agilent Technologies Inc.	1,228	93,389
AGNC Investment Corp.	1,849	33,116
Air Products & Chemicals Inc.	814	133,813
Akamai Technologies Inc.(b)	645	41,989
Albemarle Corp.	397	32,050
Alexandria Real Estate Equities Inc.	420	55,318
Alexion Pharmaceuticals Inc.(b)	840	103,286
Align Technology Inc.(b)	294	73,191
Alkermes PLC(b)	546	17,947
Alleghany Corp.	51	32,210
Allegion PLC	336	28,849
Allergan PLC	1,285	185,014
Alliance Data Systems Corp.	178	31,611
Alliant Energy Corp.	828	36,821
Allstate Corp. (The)	1,260	110,716
Ally Financial Inc.	1,629	42,452
Alnylam Pharmaceuticals Inc.(b)	343	28,651
Alphabet Inc., Class A(b)	1,134	1,276,759
Alphabet Inc., Class C,NVS(b)	1,176	1,312,851
Altria Group Inc.	7,141	352,408
Amazon.com Inc.(b)	1,554	2,670,906
AMERCO	42	15,232
Ameren Corp.	924	64,070

Security	Shares	Value

United States (continued)
American Airlines Group Inc.	467	$16,705
American Electric Power Co. Inc.	1,848	146,214
American Express Co.	2,745	281,911
American Financial Group Inc./OH	306	29,189
American International Group Inc.	3,276	141,621
American Tower Corp.	1,663	287,433
American Water Works Co. Inc.	660	63,142
Ameriprise Financial Inc.	537	67,984
AmerisourceBergen Corp.	618	51,523
AMETEK Inc.	887	64,662
Amgen Inc.	2,416	452,058
Amphenol Corp., Class A	1,111	97,679
Anadarko Petroleum Corp.	1,933	91,489
Analog Devices Inc.	1,386	137,020
Annaly Capital Management Inc.	4,691	48,974
ANSYS Inc.(b)	322	52,921
Antero Resources Corp.(b)	813	8,179
Anthem Inc.	947	286,941
AO Smith Corp.	546	26,132
Aon PLC	889	138,888
Apache Corp.	1,416	46,473
Apple Inc.	18,018	2,998,916
Applied Materials Inc.	3,601	140,727
Aramark	926	30,512
Arch Capital Group Ltd.(b)	1,512	44,377
Archer-Daniels-Midland Co.	2,102	94,380
Arconic Inc.	1,622	30,526
Arista Networks Inc.(b)	183	39,305
Arrow Electronics Inc.(b)	351	26,658
Arthur J Gallagher & Co.	645	48,188
Assurant Inc.	219	21,109
AT&T Inc.	27,119	815,197
Athene Holding Ltd., Class A(b)	546	23,423
Atmos Energy Corp.	420	41,005
Autodesk Inc.(b)	813	119,674
Autoliv Inc.	316	25,233
Automatic Data Processing Inc.	1,628	227,660
AutoZone Inc.(b)	102	86,429
AvalonBay Communities Inc.	505	97,425
Avery Dennison Corp.	336	35,095
AXA Equitable Holdings Inc.	924	17,131
Axalta Coating Systems Ltd.(b)	866	22,187
Baker Hughes a GE Co.	1,806	42,567
Ball Corp.	1,177	61,534
Bank of America Corp.	35,432	1,008,749
Bank of New York Mellon Corp. (The)	3,696	193,375
Baxter International Inc.	1,852	134,251
BB&T Corp.	2,920	142,496
Becton Dickinson and Co.	1,018	253,950
Berkshire Hathaway Inc., Class B(b)	4,830	992,758
Best Buy Co. Inc.	899	53,257
Biogen Inc.(b)	766	255,675
BioMarin Pharmaceutical Inc.(b)	660	64,792
BlackRock Inc.(e)	449	186,371
Boeing Co. (The)	2,016	777,410
Booking Holdings Inc.(b)	181	331,739
BorgWarner Inc.	771	31,534
Boston Properties Inc.	546	72,001
Boston Scientific Corp.(b)	5,040	192,276
Brighthouse Financial Inc.(b)	487	18,185

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bristol-Myers Squibb Co.	6,090	$300,663
Broadcom Inc.	1,638	439,393
Broadridge Financial Solutions Inc.	435	43,861
Brookfield Property REIT Inc., Class A	544	9,901
Brown-Forman Corp., Class B, NVS	984	46,494
Bunge Ltd.	534	29,407
Burlington Stores Inc.(b)	252	43,271
Cabot Oil & Gas Corp.	1,722	42,964
Cadence Design Systems Inc.(b)	1,065	51,152
Camden Property Trust	336	32,575
Campbell Soup Co.	687	24,340
Capital One Financial Corp.	1,806	145,546
Cardinal Health Inc.	1,176	58,765
CarMax Inc.(b)(c)	672	39,500
Carnival Corp.	1,470	84,643
Caterpillar Inc.	2,231	297,080
Cboe Global Markets Inc.	442	41,225
CBRE Group Inc., Class A(b)	1,135	51,926
CBS Corp., Class B, NVS	1,300	64,298
CDK Global Inc.	474	23,183
CDW Corp./DE	588	48,963
Celanese Corp.	468	44,816
Celgene Corp.(b)	2,646	234,065
Centene Corp.(b)	779	101,714
CenterPoint Energy Inc.	1,863	57,604
CenturyLink Inc.	3,774	57,818
Cerner Corp.(b)	1,134	62,268
CF Industries Holdings Inc.	870	37,975
CH Robinson Worldwide Inc.	503	43,645
Charles Schwab Corp. (The)	4,524	211,587
Charter Communications Inc., Class A(b)	630	208,561
Chemours Co. (The)	707	25,275
Cheniere Energy Inc.(b)	798	52,389
Chevron Corp.	7,140	818,601
Chipotle Mexican Grill Inc.(b)	126	66,731
Chubb Ltd.	1,725	229,511
Church & Dwight Co. Inc.	928	59,958
Cigna Corp.	1,419	283,530
Cimarex Energy Co.	352	26,520
Cincinnati Financial Corp.	588	47,699
Cintas Corp.	338	63,378
Cisco Systems Inc.	17,472	826,251
CIT Group Inc.	422	19,492
Citigroup Inc.	9,366	603,732
Citizens Financial Group Inc.	1,813	61,497
Citrix Systems Inc.	512	52,500
Clorox Co. (The)	462	68,552
CME Group Inc.	1,354	246,807
CMS Energy Corp.	1,065	55,529
Coca-Cola Co. (The)	15,006	722,239
Cognex Corp.	650	29,575
Cognizant Technology Solutions Corp., Class A	2,184	152,181
Colgate-Palmolive Co.	3,024	195,592
Comcast Corp., Class A	17,115	625,896
Comerica Inc.	659	51,890
CommScope Holding Co. Inc.(b)	729	15,243
Conagra Brands Inc.	1,794	38,822
Concho Resources Inc.(b)	739	88,562
ConocoPhillips	4,347	294,248
Consolidated Edison Inc.	1,164	90,385

Security	Shares	Value

United States (continued)
Constellation Brands Inc., Class A	630	$109,406
Continental Resources Inc./OK(b)	366	16,898
Cooper Companies Inc. (The)	183	51,013
Copart Inc.(b)(c)	798	40,403
Corning Inc.	2,990	99,447
CoStar Group Inc.(b)	129	50,405
Costco Wholesale Corp.	1,638	351,564
Coty Inc., Class A	1,788	13,875
Crown Castle International Corp.	1,554	181,911
Crown Holdings Inc.(b)(c)	527	26,877
CSX Corp	3,044	199,991
Cummins Inc.	571	84,000
CVS Health Corp.	4,831	316,672
Danaher Corp.	2,353	260,995
Darden Restaurants Inc.	477	50,052
DaVita Inc.(b)	488	27,391
Deere &Co.	1,134	185,976
Dell Technologies Inc., Class C(b)	494	24,003
Delta Air Lines Inc.	684	33,810
DENTSPLY SIRONA Inc.	883	37,042
Devon Energy Corp.	1,947	51,888
DexCom Inc.(b)	336	47,386
Diamondback Energy Inc.	561	57,850
Digital Realty Trust Inc.	769	83,313
Discover Financial Services	1,275	86,050
Discovery Inc., Class A(b)(c)	546	15,495
Discovery Inc., Class C,NVS(b)	1,166	31,074
DISH Network Corp., Class A(b)	841	25,793
Dollar General Corp.	993	114,622
Dollar Tree Inc.(b)	882	85,404
Dominion Energy Inc.	2,757	193,652
Domino’s Pizza Inc.	168	47,667
Dover Corp.	519	45,584
DowDuPont Inc.	8,535	459,268
DR Horton Inc.	1,348	51,831
DTE Energy Co.	673	79,246
Duke Energy Corp.	2,648	232,441
Duke Realty Corp.	1,233	36,053
DXC Technology Co.	1,050	67,326
E*TRADE Financial Corp.	957	44,654
East West Bancorp. Inc.	549	27,626
Eastman Chemical Co.	505	40,713
Eaton Corp. PLC	1,619	123,449
Eaton Vance Corp., NVS	408	15,716
eBay Inc.(b)	3,476	116,967
Ecolab Inc.	970	153,425
Edison International	1,228	69,959
Edwards Lifesciences Corp.(b)	798	135,995
Electronic Arts Inc.(b)	1,149	105,984
Eli Lilly & Co.	3,612	432,934
Emerson Electric Co.	2,310	151,236
Entergy Corp.	687	61,274
EOG Resources Inc.	2,142	212,486
Equifax Inc.	450	48,159
Equinix Inc.	294	115,836
Equity Residential	1,356	98,391
Essex Property Trust Inc.	253	68,614
Estee Lauder Companies Inc. (The), Class A	842	114,866
Everest Re Group Ltd.	146	31,981
Evergy Inc.	1,013	58,065

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Eversource Energy	1,136	$78,850
Exelon Corp.	3,530	168,593
Expedia Group Inc.	465	55,451
Expeditors International of Washington Inc.	645	44,698
Extra Space Storage Inc.	492	48,516
Exxon Mobil Corp.	15,876	1,163,393
F5 Networks Inc.(b)	246	39,594
Facebook Inc., Class A(b)	8,988	1,498,210
Fastenal Co.	1,092	66,022
Federal Realty Investment Trust	267	35,396
FedEx Corp.	940	166,916
Fidelity National Financial Inc.	967	34,967
Fidelity National Information Services Inc.	1,257	131,394
Fifth Third Bancorp	2,422	64,958
First Data Corp., Class A(b)	1,977	48,733
First Republic Bank/CA	588	56,818
FirstEnergy Corp.	1,764	69,149
Fiserv Inc.(b)	1,512	125,390
FleetCor Technologies Inc.(b)	343	69,221
Flex Ltd.(b)	1,990	19,144
FLIR Systems Inc.	546	26,688
Flowserve Corp.	519	22,857
Fluor Corp.	504	18,431
FMC Corp.	508	40,538
Ford Motor Co.	13,917	122,470
Fortinet Inc.(b)	504	38,591
Fortive Corp.	1,147	86,014
Fortune Brands Home & Security Inc.	590	26,727
Franklin Resources Inc.	1,164	34,466
Freeport-McMoRan Inc.	5,182	60,318
Gap Inc. (The)	882	22,438
Garmin Ltd.	378	26,150
Gartner Inc.(b)	344	46,746
General Dynamics Corp.	938	160,557
General Electric Co.	32,215	327,304
General Mills Inc.	2,270	100,879
General Motors Co.	4,749	185,306
Genuine Parts Co.	547	54,602
Gilead Sciences Inc.	4,830	338,148
Global Payments Inc.	588	66,021
GoDaddy Inc., Class A(b)	588	40,354
Goldman Sachs Group Inc. (The)	1,363	269,888
Goodyear Tire & Rubber Co. (The)	882	18,690
GrubHub Inc.(b)	336	27,014
H&R Block Inc.	812	19,155
Halliburton Co.	3,276	102,735
Hanesbrands Inc.	1,305	19,562
Harley-Davidson Inc.	662	24,401
Harris Corp.	448	68,625
Hartford Financial Services Group Inc. (The)	1,344	63,060
Hasbro Inc.	435	39,394
HCA Healthcare Inc.	1,056	147,238
HCP Inc.	1,848	58,286
HD Supply Holdings Inc.(b)	588	24,661
Helmerich & Payne Inc.	452	25,307
Henry Schein Inc.(b)	561	43,590
Hershey Co. (The)	534	56,657
Hess Corp.	966	52,164
Hewlett Packard Enterprise Co.	5,625	87,694
Hilton Worldwide Holdings Inc.	1,063	79,172

Security	Shares	Value

United States (continued)
HollyFrontier Corp.	645	$36,339
Hologic Inc.(b)	1,059	47,020
Home Depot Inc. (The)	4,251	780,186
Honeywell International Inc.	2,817	404,606
Hormel Foods Corp.	1,008	42,659
Host Hotels & Resorts Inc.	2,760	49,846
HP Inc.	5,862	129,140
Humana Inc.	546	168,709
Huntington Bancshares Inc./OH	4,146	54,893
Huntington Ingalls Industries Inc.	168	34,684
IAC/InterActiveCorp.(b)	282	59,581
IDEX Corp.	305	42,047
IDEXX Laboratories Inc.(b)	336	71,494
IHS Markit Ltd.(b)	1,428	74,142
Illinois Tool Works Inc	1,121	153,925
Illumina Inc.(b)	546	152,765
Incyte Corp.(b)	683	55,043
Ingersoll-Rand PLC	925	92,537
Ingredion Inc.	252	24,948
Intel Corp.	17,220	811,406
Intercontinental Exchange Inc.	2,143	164,497
International Business Machines Corp.	3,402	457,297
International Flavors & Fragrances Inc.	332	47,071
International Paper Co.	1,470	69,722
Interpublic Group of Companies Inc. (The)	1,401	31,873
Intuit Inc.	924	199,418
Intuitive Surgical Inc.(b)	420	219,929
Invesco Ltd.	1,485	27,057
Invitation Homes Inc.	1,168	26,268
IPG Photonics Corp.(b)(c)	144	19,152
IQVIA Holdings Inc.(b)(c)	596	76,890
Iron Mountain Inc.	1,043	38,800
Jack Henry & Associates Inc.	299	39,931
Jacobs Engineering Group Inc.	462	29,938
Jazz Pharmaceuticals PLC(b)	240	30,214
JB Hunt Transport Services Inc.	311	33,289
Jefferies Financial Group Inc.	1,164	24,223
JM Smucker Co. (The)	409	42,896
Johnson & Johnson	10,038	1,335,857
Johnson Controls International PLC	3,403	114,919
Jones Lang LaSalle Inc.	183	26,244
JPMorgan Chase &Co.	12,600	1,304,100
Juniper Networks Inc.	1,359	35,252
Kansas City Southern	369	39,022
Kellogg Co.	968	57,122
KeyCorp	3,990	65,715
Keysight Technologies Inc.(b)	714	52,850
Kimberly-Clark Corp.	1,302	145,017
Kimco Realty Corp.	1,542	26,229
Kinder Morgan Inc./DE	7,282	131,804
KLA-Tencor Corp.	590	62,876
Knight-Swift Transportation Holdings Inc.	506	16,066
Kohl’s Corp.	618	42,450
Kraft Heinz Co. (The)	2,273	109,240
Kroger Co. (The)	2,970	84,140
L Brands Inc.	882	24,555
L3 Technologies Inc.	294	57,883
Laboratory Corp. of America Holdings(b)	382	53,232
Lam Research Corp.	589	99,883
Lamb Weston Holdings Inc.	546	39,476

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Las Vegas Sands Corp.	1,470	$85,789
Lear Corp.	256	39,406
Leggett & Platt Inc.	477	19,538
Leidos Holdings Inc.	562	32,596
Lennar Corp., Class A	1,054	49,981
Lennox International Inc.	141	32,328
Liberty Broadband Corp., Class C, NVS(b)	381	32,393
Liberty Global PLC, Class A(b)	716	17,470
Liberty Global PLC, Class C, NVS(b)	1,974	46,507
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	757	23,747
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	332	13,207
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	630	25,175
Liberty Property Trust	546	25,738
Lincoln National Corp.	840	49,132
Live Nation Entertainment Inc.(b)(c)	546	29,216
LKQ Corp.(b)	1,149	30,127
Lockheed Martin Corp.	966	279,841
Loews Corp.	1,080	51,732
Lowe’s Companies Inc.	3,041	292,423
Lululemon Athletica Inc.(b)	355	52,473
LyondellBasell Industries NV, Class A	1,200	104,364
M&T Bank Corp.	504	82,928
Macerich Co. (The)	387	17,864
Macy’s Inc.	1,164	30,613
ManpowerGroup Inc.	252	19,916
Marathon Oil Corp.	3,291	51,965
Marathon Petroleum Corp.	2,578	170,818
Markel Corp.(b)	51	53,729
Marriott International Inc./MD, Class A	1,118	128,045
Marsh & McLennan Companies Inc.	1,878	165,621
Martin Marietta Materials Inc.	252	44,523
Marvell Technology Group Ltd.	2,394	44,361
Masco Corp.	1,137	36,850
Mastercard Inc., Class A	3,409	719,742
Mattel Inc.(b)	1,302	15,416
Maxim Integrated Products Inc.	1,008	54,704
McCormick &Co. Inc./MD, NVS	435	53,783
McDonald’s Corp.	2,880	514,886
McKesson Corp.	735	94,264
Medtronic PLC	5,048	446,193
MercadoLibre Inc.	168	61,152
Merck &Co. Inc.	9,996	744,002
MetLife Inc.	3,108	141,942
Mettler-Toledo International Inc.(b)	92	58,711
MGM Resorts International	2,004	58,998
Microchip Technology Inc.	886	71,208
Micron Technology Inc.(b)	4,303	164,461
Microsoft Corp.	27,216	2,842,167
Mid-America Apartment Communities Inc.	435	44,057
Middleby Corp. (The)(b)	194	22,818
Mohawk Industries Inc.(b)(c)	252	32,455
Molson Coors Brewing Co., Class B	729	48,559
Mondelez International Inc., Class A	5,418	250,637
Monster Beverage Corp.(b)	1,527	87,405
Moody’s Corp.	630	99,861
Morgan Stanley	4,842	204,817
Mosaic Co. (The)	1,470	47,452
Motorola Solutions Inc.	588	68,743
MSCI Inc.	351	59,765
Mylan NV(b)	1,833	54,898

Security	Shares	Value

United States (continued)
Nasdaq Inc.	411	$36,184
National Oilwell Varco Inc.	1,527	45,016
National Retail Properties Inc.	588	30,993
Nektar Therapeutics(b)	714	30,231
NetApp Inc.	996	63,515
Netflix Inc.(b)(c)	1,638	556,101
Newell Brands Inc.	1,848	39,196
Newmont Mining Corp.	2,004	68,356
News Corp., Class A, NVS	1,416	18,167
NextEra Energy Inc.	1,722	308,204
Nielsen Holdings PLC	1,353	34,745
NIKE Inc., Class B	4,788	392,041
NiSource Inc.	1,248	34,045
Noble Energy Inc.	1,878	41,955
Nordstrom Inc.	463	21,488
Norfolk Southern Corp.	1,050	176,127
Northern Trust Corp.	771	68,203
Northrop Grumman Corp.	630	173,596
Norwegian Cruise Line Holdings Ltd.(b)	798	41,041
NRG Energy Inc.	1,134	46,392
Nucor Corp.	1,200	73,488
NVIDIA Corp.	2,173	312,369
NVR Inc.(b)	14	37,240
O’Reilly Automotive Inc.(b)	309	106,500
Occidental Petroleum Corp.	2,881	192,393
OGE Energy Corp.	744	30,467
Old Dominion Freight Line Inc.(c)	235	31,944
Omnicom Group Inc.	841	65,497
ON Semiconductor Corp.(b)	1,638	32,826
ONEOK Inc.	1,545	99,204
Oracle Corp.	11,155	560,316
Owens Corning	420	22,004
PACCAR Inc.	1,302	85,307
Packaging Corp. of America	324	30,560
Palo Alto Networks Inc.(b)	336	72,180
Parker-Hannifin Corp.	504	83,064
Parsley Energy Inc., Class A(b)	1,008	18,729
Paychex Inc	1,220	86,376
PayPal Holdings Inc.(b)	4,177	370,751
Pentair PLC	632	26,032
People’s United Financial Inc.	1,302	21,327
PepsiCo Inc.	5,292	596,250
Perrigo Co. PLC	492	22,853
Pfizer Inc.	21,924	930,674
Philip Morris International Inc.	5,796	444,669
Phillips 66	1,639	156,377
Pinnacle West Capital Corp.	408	35,953
Pioneer Natural Resources Co.	635	90,373
Plains GP Holdings LP, Class A	527	12,037
PNC Financial Services Group Inc. (The)	1,722	211,238
Polaris Industries Inc.	240	20,131
PPG Industries Inc.	889	93,736
PPL Corp.	2,550	79,866
Principal Financial Group Inc.	1,090	54,576
Procter &Gamble Co. (The)	9,282	895,435
Progressive Corp. (The)	2,142	144,135
Prologis Inc.	2,310	159,760
Prudential Financial Inc.	1,611	148,438
PTC Inc.(b)	378	32,051
Public Service Enterprise Group Inc.	1,905	103,918

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Public Storage	588	$124,962
PulteGroup Inc.	1,015	28,227
PVH Corp.	277	30,223
Qorvo Inc.(b)	477	31,177
QUALCOMM Inc.	5,258	260,376
Quest Diagnostics Inc.	519	45,335
Qurate Retail Inc.(b)(c)	1,686	36,670
Ralph Lauren Corp.	183	21,254
Raymond James Financial Inc.	462	37,191
Raytheon Co.	1,081	178,106
Realty Income Corp.	1,064	73,086
Red Hat Inc.(b)	672	119,508
Regency Centers Corp.	603	39,195
Regeneron Pharmaceuticals Inc.(b)	294	126,205
Regions Financial Corp.	4,127	62,607
Reinsurance Group of America Inc.	246	35,535
RenaissanceRe Holdings Ltd.	168	23,189
Republic Services Inc.	840	64,436
ResMed Inc.	504	47,966
Robert Half International Inc.	504	32,473
Rockwell Automation Inc.	462	78,318
Rollins Inc.	484	18,024
Roper Technologies Inc.	378	107,072
Ross Stores Inc.	1,412	130,073
Royal Caribbean Cruises Ltd.	622	74,671
S&P Global Inc.	914	175,168
Sabre Corp.	966	22,199
salesforce.com Inc.(b)	2,665	405,000
SBA Communications Corp.(b)	444	81,043
Schlumberger Ltd.	5,166	228,389
Seagate Technology PLC	966	42,774
Sealed Air Corp.	603	23,819
Seattle Genetics Inc.(b)	462	35,311
SEI Investments Co.	514	24,436
Sempra Energy	1,008	117,916
ServiceNow Inc.(b)	678	149,174
Sherwin-Williams Co. (The)	307	129,407
Signature Bank/New York NY	212	26,990
Simon Property Group Inc.	1,160	211,259
Sirius XM Holdings Inc.(c)	6,174	35,994
Skyworks Solutions Inc.	702	51,274
SL Green Realty Corp.	351	32,443
Snap-on Inc.	225	37,348
Southern Co. (The)	3,737	181,618
Southwest Airlines Co.	527	29,913
Spirit AeroSystems Holdings Inc., Class A	446	37,196
Splunk Inc.(b)	544	67,913
Sprint Corp.(b)	3,108	19,394
Square Inc., Class A(b)	1,102	78,628
SS&C Technologies Holdings Inc.	760	39,132
Stanley Black & Decker Inc.	561	70,933
Starbucks Corp.	5,032	342,880
State Street Corp.	1,388	98,409
Steel Dynamics Inc.	897	32,821
Stryker Corp.	1,264	224,448
SunTrust Banks Inc.	1,695	100,717
SVB Financial Group(b)	210	49,010
Symantec Corp.	2,340	49,187
Synchrony Financial	2,688	80,748
Synopsys Inc.(b)	570	53,209

Security	Shares	Value

United States (continued)
Sysco Corp.	1,836	$117,229
T-Mobile U.S. Inc.(b)	1,290	89,810
T Rowe Price Group Inc.	897	83,834
Take-Two Interactive Software Inc.(b)	431	45,492
Tapestry Inc.	1,051	40,684
Targa Resources Corp.	798	34,322
Target Corp.	1,812	132,276
TD Ameritrade Holding Corp.	1,057	59,139
TE Connectivity Ltd.	1,318	106,692
TechnipFMC PLC	1,688	38,756
Teleflex Inc.(c)	170	46,495
Tesla Inc.(b)	483	148,291
Texas Instruments Inc.	3,612	363,656
Textron Inc.	966	51,420
Thermo Fisher Scientific Inc.	1,512	371,453
Tiffany & Co.	423	37,533
TJX Companies Inc. (The)	4,580	227,763
Torchmark Corp.	421	35,263
Total System Services Inc.	603	54,035
Tractor Supply Co.	477	40,736
TransDigm Group Inc.(b)	168	65,688
TransUnion	672	40,871
Travelers Companies Inc. (The)	975	122,401
Trimble Inc.(b)(c)	966	36,380
TripAdvisor Inc.(b)	436	25,018
Twenty-First Century Fox Inc., Class A, NVS	4,216	207,891
Twenty-First Century Fox Inc., Class B	1,886	92,527
Twitter Inc.(b)	2,535	85,075
Tyson Foods Inc., Class A	1,130	69,970
U.S. Bancorp	5,840	298,774
UDR Inc.	981	42,919
UGI Corp.	687	39,180
Ulta Salon Cosmetics & Fragrance Inc.(b)	225	65,682
Under Armour Inc., Class A(b)(c)	684	14,186
Under Armour Inc., Class C, NVS(b)	689	13,050
Union Pacific Corp.	2,761	439,192
United Continental Holdings Inc.(b)	282	24,610
United Parcel Service Inc., Class B	2,562	270,035
United Rentals Inc.(b)	324	40,584
United Technologies Corp.	3,069	362,357
United Therapeutics Corp.(b)	146	16,838
UnitedHealth Group Inc.	3,570	964,614
Universal Health Services Inc., Class B	315	41,747
Unum Group	828	28,781
Vail Resorts Inc.	144	27,109
Valero Energy Corp.	1,596	140,161
Varian Medical Systems Inc.(b)	336	44,362
Veeva Systems Inc., Class A(b)	462	50,386
Ventas Inc.	1,361	87,771
VEREIT Inc.	4,062	32,821
VeriSign Inc.(b)	418	70,755
Verisk Analytics Inc.(b)	588	69,037
Verizon Communications Inc.	15,414	848,695
Vertex Pharmaceuticals Inc.(b)	939	179,264
VF Corp.	1,218	102,519
Viacom Inc., Class B, NVS	1,317	38,746
Visa Inc., Class A	6,636	895,926
Vistra Energy Corp.(b)	1,176	29,529
VMware Inc., Class A	277	41,846
Vornado Realty Trust	630	44,043

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Voya Financial Inc.	630	$29,251
Vulcan Materials Co.	504	51,232
WABCO Holdings Inc.(b)	210	23,988
Wabtec Corp.(c)	299	20,679
Walmart Inc.	5,506	527,640
Walgreens Boots Alliance Inc.	3,121	225,523
Walt Disney Co. (The)	5,538	617,598
Waste Management Inc.	1,585	151,637
Waters Corp.(b)	294	67,979
Wayfair Inc., Class A(b)	210	22,987
WEC Energy Group Inc.	1,190	86,906
WellCare Health Plans Inc.(b)	210	58,061
Wells Fargo & Co.	17,094	836,068
Welltower Inc.	1,386	107,401
Western Digital Corp.	1,052	47,329
Western Union Co. (The)	1,734	31,646
Westlake Chemical Corp.	126	9,311
Westrock Co.	953	38,797
Weyerhaeuser Co.	2,825	74,128
Whirlpool Corp.	254	33,785
Williams Companies Inc. (The)	4,478	120,593
Willis Towers Watson PLC	504	82,046
Workday Inc., Class A(b)	556	100,931
Worldpay Inc., Class A(b)	1,092	91,160
WP Carey Inc.(c)	602	45,084
WR Berkley Corp.	429	32,986
WW Grainger Inc.	168	49,626
Wynn Resorts Ltd.	378	46,498
Xcel Energy Inc.	1,932	101,160
Xerox Corp.	826	23,301
Xilinx Inc.	939	105,112
XPO Logistics Inc.(b)(c)	462	28,080
Xylem Inc./NY	630	44,894
Yum! Brands Inc.	1,160	109,017
Zayo Group Holdings Inc.(b)	687	18,858
Zillow Group Inc., Class C, NVS(b)	393	13,790
Zimmer Biomet Holdings Inc.	756	82,827
Zions Bancorp. N.A	714	33,979
Zoetis Inc.	1,797	154,830

		88,633,929

Total Common Stocks — 99.6% (Cost: $153,708,398)		131,663,858

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	225	16,640

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	240	$11,269
Henkel AG & Co. KGaA, Preference Shares, NVS	666	64,865
Porsche Automobil Holding SE, Preference Shares, NVS	588	38,323
Sartorius AG, Preference Shares, NVS	126	18,925
Volkswagen AG, Preference Shares, NVS	714	121,761

		271,783

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	21,618	10,595

Total Preferred Stocks — 0.2% (Cost: $399,988)		282,378

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(b)	990	545

Total Rights — 0.0% (Cost: $506)		545

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	1,613,853	1,614,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	255,430	255,430

		1,869,767

Total Short-Term Investments — 1.4% (Cost: $1,869,406)		1,869,767

Total Investments in Securities — 101.2% (Cost: $155,978,298)		133,816,548

Other Assets, Less Liabilities — (1.2)%		(1,552,679)

Net Assets — 100.0%		$132,263,869

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	1,498,645	115,208	(b)	—		1,613,853	$1,614,337	$4,369	(c)	$192		$(75)
BlackRock Cash Funds: Treasury, SL Agency Shares	324,184	—		(68,754	)(b)	255,430	255,430	3,867		—		—
BlackRock Inc.	469	20		(40)		449	186,371	2,999		(4,625)		(37,618)
PNC Financial Services Group Inc. (The) (d)	1,804	82		(164)		1,722	N/A	3,583		(4,358)		(37,305)

							$2,056,138	$14,818		$(8,791)		$(74,998)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	03/15/19	$144	$6,544
S&P 500 E-Mini	3	03/15/19	406	30,146

				$36,690

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$36,690

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(67,714)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$29,959

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$724,407

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI Kokusai ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$131,659,335	$4,523	$0	(a)	$131,663,858
Preferred Stocks	282,378	—	—		282,378
Rights	545	—	—		545
Money Market Funds	1,869,767	—	—		1,869,767

	$133,812,025	$4,523	$0	(a)	$133,816,548

Derivative financial instruments(b)
Assets
Futures Contracts	$36,690	$—	$—		$36,690

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,236,311,470	$384,600,553	$4,491,187,251	$685,324,491
Affiliated(c)	249,995,442	4,867,675	322,448,984	298,566
Cash	46,895	3,787	—	—
Foreign currency, at value(d)	7,370,384	202,759	2,179,924	202,482
Cash pledged:
Futures contracts	1,459,000	—	538,000	—
Foreign currency pledged:
Futures contracts(e)	—	—	223,151	—
Receivables:
Investments sold	13,348,732	—	—	—
Securities lending income — Affiliated	111,284	3,798	197,398	1,594
Variation margin on futures contracts	161,450	—	141,892	—
Capital shares sold	72,036	—	—	—
Dividends	13,901,095	599,649	9,620,400	439,042
Tax reclaims	2,417,963	167,840	—	2,378,152
Foreign withholding tax claims	542,022	—	—	86,886

Total assets	10,525,737,773	390,446,061	4,826,537,000	688,731,213

LIABILITIES
Collateral on securities loaned, at value	127,440,164	4,045,945	315,636,436	—
Deferred foreign capital gain tax	—	17,341	2,831,046	—
Payables:
Investments purchased	136,515	—	—	—
Capital shares redeemed	13,404,771	—	—	47,933
Investment advisory fees	2,850,134	70,011	2,491,338	294,856
Professional fees	55,420	—	—	869
Foreign taxes	1,790	5	2,559	—
IRS compliance fee for foreign withholding tax claims	150,607	—	—	—

Total liabilities	144,039,401	4,133,302	320,961,379	343,658

NET ASSETS	$10,381,698,372	$386,312,759	$4,505,575,621	$688,387,555

NET ASSETS CONSIST OF:
Paid-in capital	$9,661,835,243	$348,448,058	$4,691,080,845	$1,100,637,792
Accumulated earnings (loss)	719,863,129	37,864,701	(185,505,224)	(412,250,237)

NET ASSETS	$10,381,698,372	$386,312,759	$4,505,575,621	$688,387,555

Shares outstanding	149,800,000	3,450,000	66,000,000	38,150,000

Net asset value	$69.30	$111.97	$68.27	$18.04

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$125,687,899	$3,995,472	$310,582,768	$—
(b) Investments, at cost — Unaffiliated	$9,628,925,855	$354,170,170	$3,872,616,971	$924,280,433
(c) Investments, at cost — Affiliated	$255,898,819	$4,839,423	$322,383,622	$298,566
(d) Foreign currency, at cost	$7,328,882	$200,601	$2,152,907	$202,546
(e) Foreign currency collateral pledged, at cost	$—	$—	$223,639	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$159,751,923	$131,760,410
Affiliated(c)	12,047,800	2,056,138
Cash	224	—
Foreign currency, at value(d)	270,808	81,125
Cash pledged:
Futures contracts	—	20,000
Foreign currency pledged:
Futures contracts(e)	—	10,327
Receivables:
Investments sold	320,752	19,628
Securities lending income — Affiliated	30,833	1,136
Variation margin on futures contracts	—	3,524
Dividends	143,104	152,959
Tax reclaims	139,197	141,386
Foreign withholding tax claims	—	63,014

Total assets	172,704,641	134,309,647

LIABILITIES
Collateral on securities loaned, at value	11,989,241	1,614,078
Payables:
Capital shares redeemed	320,752	401,451
Investment advisory fees	55,602	29,619
Professional fees	—	630

Total liabilities	12,365,595	2,045,778

NET ASSETS	$160,339,046	$132,263,869

NET ASSETS CONSIST OF:
Paid-in capital	$179,470,469	$169,470,933
Accumulated loss	(19,131,423)	(37,207,064)

NET ASSETS	$160,339,046	$132,263,869

Shares outstanding	3,250,000	2,100,000

Net asset value	$49.34	$62.98

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$11,437,618	$1,579,816
(b) Investments, at cost — Unaffiliated	$180,907,598	$153,843,866
(c) Investments, at cost — Affiliated	$12,044,507	$2,134,432
(d) Foreign currency, at cost	$270,972	$80,654
(e) Foreign currency collateral pledged, at cost	$—	$10,247

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$107,272,576	$5,671,557	$39,412,413	$11,705,655
Dividends — Affiliated	1,391,772	27,031	68,107	5,161
Non-cash dividends — Unaffiliated	—	—	—	813,170
Interest — Unaffiliated	—	—	4,068	—
Securities lending income — Affiliated — net	439,599	26,400	1,386,576	2,507
Foreign taxes withheld	(4,130,675)	(226,519)	(3,668,583)	(628,069)
Other foreign taxes	(75,937)	(2,601)	(144,408)	—

Total investment income	104,897,335	5,495,868	37,058,173	11,898,424

EXPENSES
Investment advisory fees	14,870,567	507,018	13,673,376	2,619,284
Commitment fees	—	54	17,968	—
Professional fees	734	—	—	881
Mauritius income taxes	—	—	124,667	—

Total expenses	14,871,301	507,072	13,816,011	2,620,165

Less:
Investment advisory fees waived	(295,280)	—	—	—

Total expenses after fees waived	14,576,021	507,072	13,816,011	2,620,165

Net investment income	90,321,314	4,988,796	23,242,162	9,278,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(53,062,487)	(5,938,112)	(53,269,595)	(14,246,095)
Investments — Affiliated	(220,432)	(3,535)	(11,747)	453
In-kind redemptions — Unaffiliated	403,430,892	24,900,267	31,999,990	(122,070,168)
In-kind redemptions — Affiliated	1,708,164	69,634	—	—
Futures contracts	(3,881,655)	—	(170,655)	—
Foreign currency transactions	(867,458)	(23,300)	(172,044)	66,672

Net realized gain (loss)	347,107,024	19,004,954	(21,624,051)	(136,249,138)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(714,598,659)	(53,975,505)	(167,181,695)	(79,301,990)
Investments — Affiliated	(11,809,327)	(357,086)	20,294	—
Futures contracts	2,098,049	—	493,001	—
Foreign currency translations	429,150	12,147	118,153	(21,672)

Net change in unrealized appreciation (depreciation)	(723,880,787)	(54,320,444)	(166,550,247)	(79,323,662)

Net realized and unrealized loss	(376,773,763)	(35,315,490)	(188,174,298)	(215,572,800)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(286,452,449)	$(30,326,694)	$(164,932,136)	$(206,294,541)

(a) Net of foreign capital gain tax of	$—	$8,741	$—	$—
(b) Net of deferred foreign capital gain tax of	$—	$17,341	$(1,982,433)	$—
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,537,214	$1,647,708
Dividends — Affiliated	1,230	10,449
Interest — Unaffiliated	—	158
Securities lending income — Affiliated — net	248,617	4,369
Foreign taxes withheld	(75,512)	(94,827)

Total investment income	1,711,549	1,567,857

EXPENSES
Investment advisory fees	410,028	183,317
Professional fees	195	—

Total expenses	410,223	183,317

Net investment income	1,301,326	1,384,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,137,748)	(819,644)
Investments — Affiliated	84	192
In-kind redemptions — Unaffiliated	11,533,919	(507,870)
In-kind redemptions — Affiliated	—	(8,983)
Futures contracts	—	(67,714)
Foreign currency transactions	(15,580)	(6,333)

Net realized gain (loss)	7,380,675	(1,410,352)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(41,966,065)	(7,498,077)
Investments — Affiliated	(1,212)	(74,998)
Futures contracts	—	29,959
Foreign currency translations	2,762	1,052

Net change in unrealized appreciation (depreciation)	(41,964,515)	(7,542,064)

Net realized and unrealized loss	(34,583,840)	(8,952,416)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,282,514)	$(7,567,876)

See notes to financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$90,321,314	$175,301,200	$4,988,796	$10,898,407
Net realized gain	347,107,024	257,008,176	19,004,954	7,615,633
Net change in unrealized appreciation (depreciation)	(723,880,787)	463,230,204	(54,320,444)	28,431,158

Net increase (decrease) in net assets resulting from operations	(286,452,449)	895,539,580	(30,326,694)	46,945,198

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(98,367,008)	(178,275,524)	(5,976,831)	(11,209,069)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,940,032,624	842,645,072	(111,407,960)	63,472,864

NET ASSETS(a)
Total increase (decrease) in net assets	1,555,213,167	1,559,909,128	(147,711,485)	99,208,993
Beginning of period	8,826,485,205	7,266,576,077	534,024,244	434,815,251

End of period	$10,381,698,372	$8,826,485,205	$386,312,759	$534,024,244

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets  (continued)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)		iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,242,162	$85,512,916	$9,278,259	$76,451,010
Net realized gain (loss)	(21,624,051)	38,614,354	(136,249,138)	86,502,962
Net change in unrealized appreciation (depreciation)	(166,550,247)	56,030,101	(79,323,662)	(283,439,256)

Net increase (decrease) in net assets resulting from operations	(164,932,136)	180,157,371	(206,294,541)	(120,485,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,505,682)	(102,361,121)	(13,117,378)	(78,010,864)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	401,625,958	88,796,026	(897,651,752)	392,553,537

NET ASSETS(a)
Total increase (decrease) in net assets	179,188,140	166,592,276	(1,117,063,671)	194,057,389
Beginning of period	4,326,387,481	4,159,795,205	1,805,451,226	1,611,393,837

End of period	$4,505,575,621	$4,326,387,481	$688,387,555	$1,805,451,226

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,301,326	$5,830,061	$1,384,540	$4,030,816
Net realized gain (loss)	7,380,675	5,028,875	(1,410,352)	18,149,708
Net change in unrealized appreciation (depreciation)	(41,964,515)	3,322,463	(7,542,064)	(9,183,788)

Net increase (decrease) in net assets resulting from operations	(33,282,514)	14,181,399	(7,567,876)	12,996,736

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,898,442)	(6,093,942)	(1,457,135)	(4,096,497)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(70,850,896)	96,637,422	(5,892,020)	(191,657,634)

NET ASSETS(a)
Total increase (decrease) in net assets	(106,031,852)	104,724,879	(14,917,031)	(182,757,395)
Beginning of period	266,370,898	161,646,019	147,180,900	329,938,295

End of period	$160,339,046	$266,370,898	$132,263,869	$147,180,900

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$73.31		$67.16		$58.43		$60.04	$59.53	$52.33

Net investment income(a)	0.67		1.50		1.36	(b)	1.25	1.25	1.40
Net realized and unrealized gain (loss)(c)	(4.04)		6.12		8.66		(1.40)	0.47	7.09

Net increase (decrease) from investment operations	(3.37)		7.62		10.02		(0.15)	1.72	8.49

Distributions
From net investment income	(0.64)		(1.47)		(1.29)		(1.46)	(1.21)	(1.29)

Total distributions	(0.64)		(1.47)		(1.29)		(1.46)	(1.21)	(1.29)

Net asset value, end of period	$69.30		$73.31		$67.16		$58.43	$60.04	$59.53

Total Return
Based on net asset value	(4.53	)%(d)	11.40%		17.31	%(b)	(0.13)%	2.91%	16.29%

Ratios to Average Net Assets
Total expenses	0.32	%(e)(f)	0.31	%(f)	0.32%		0.33%	0.33%	0.33%

Total expenses after fees waived	0.31	%(e)(f)	0.31	%(f)	0.32%		0.33%	0.33%	0.33%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(e)	N/A		0.32%		N/A	N/A	N/A

Net investment income	1.92	%(e)	2.10%		2.21	%(b)	2.23%	2.09%	2.46%

Supplemental Data
Net assets, end of period (000)	$10,381,698		$8,826,485		$7,266,576		$5,527,311	$6,520,074	$5,822,476

Portfolio turnover rate(g)	3	%(d)(h)	4	%(h)	4%		5%	6%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 12/08/14(a) to 07/31/15

Net asset value, beginning of period	$118.67		$110.08	$95.80	$98.40	$96.01

Net investment income(b)	1.12		2.51	2.33	2.22	1.48
Net realized and unrealized gain (loss)(c)	(6.53)		8.63	14.05	(2.64)	1.85

Net increase (decrease) from investment operations	(5.41)		11.14	16.38	(0.42)	3.33

Distributions
From net investment income	(1.29)		(2.55)	(2.10)	(2.18)	(0.94)

Total distributions	(1.29)		(2.55)	(2.10)	(2.18)	(0.94)

Net asset value, end of period	$111.97		$118.67	$110.08	$95.80	$98.40

Total Return
Based on net asset value	(4.49	)%(d)	10.17%	17.28%	(0.31)%	3.46	%(d)

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.33%	0.33	%(e)

Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.20	%(e)

Net investment income	1.97	%(e)	2.16%	2.29%	2.42%	2.35	%(e)

Supplemental Data
Net assets, end of period (000)	$386,313		$534,024	$434,815	$239,489	$221,397

Portfolio turnover rate(f)	9	%(d)	18%	12%	16%	4	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$72.59		$70.99	$57.05	$59.46	$65.13	$56.23

Net investment income(a)	0.39		1.39	1.21	1.03	1.24	1.11
Net realized and unrealized gain (loss)(b)	(3.78)		1.85	13.65	(2.21)	(5.92)	8.84

Net increase (decrease) from investment operations	(3.39)		3.24	14.86	(1.18)	(4.68)	9.95

Distributions
From net investment income	(0.93)		(1.64)	(0.92)	(1.23)	(0.99)	(1.05)

Total distributions	(0.93)		(1.64)	(0.92)	(1.23)	(0.99)	(1.05)

Net asset value, end of period	$68.27		$72.59	$70.99	$57.05	$59.46	$65.13

Total Return
Based on net asset value	(4.58	)%(c)	4.52%	26.41%	(1.83)%	(7.22)%	17.85%

Ratios to Average Net Assets
Total expenses	0.69	%(d)	0.67%	0.70%	0.72%	0.69%	0.68%

Net investment income	1.16	%(d)	1.84%	1.97%	1.92%	1.95%	1.87%

Supplemental Data
Net assets, end of period (000)	$4,505,576		$4,326,387	$4,159,795	$2,350,417	$3,668,677	$2,631,373

Portfolio turnover rate(e)	7	%(c)	13%	12%	17%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$21.18		$23.15	$16.32		$23.63	$24.15	$21.62

Net investment income(a)	0.16		0.86	0.87		0.64	0.69	0.87
Net realized and unrealized gain (loss)(b)	(3.02)		(1.85)	6.61		(7.12)	(0.47)	2.36

Net increase (decrease) from investment operations	(2.86)		(0.99)	7.48		(6.48)	0.22	3.23

Distributions
From net investment income	(0.28)		(0.98)	(0.65)		(0.83)	(0.74)	(0.70)

Total distributions	(0.28)		(0.98)	(0.65)		(0.83)	(0.74)	(0.70)

Net asset value, end of period	$18.04		$21.18	$23.15		$16.32	$23.63	$24.15

Total Return
Based on net asset value	(13.45	)%(c)	(4.18)%	46.28%		(27.77)%	0.98%	14.89%

Ratios to Average Net Assets
Total expenses	0.48	%(d)	0.48%	0.48%		0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.48	%(d)	N/A	0.48%		N/A	N/A	N/A

Net investment income	1.70	%(d)	3.72%	4.30	%(e)	3.30%	3.00%	3.53%

Supplemental Data
Net assets, end of period (000)	$688,388		$1,805,451	$1,611,394		$447,062	$445,397	$462,387

Portfolio turnover rate(f)	1	%(c)	3%	9%		4%	6%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Ratio of net investment income to average net assets by 0.01%.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$57.28		$53.88	$44.03	$47.18	$45.46	$39.13

Net investment income(a)	0.33		1.52	1.22	1.19	1.01	0.88
Net realized and unrealized gain (loss)(b)	(7.75)		3.38	9.56	(3.13)	1.79	6.46

Net increase (decrease) from investment operations	(7.42)		4.90	10.78	(1.94)	2.80	7.34

Distributions
From net investment income	(0.52)		(1.50)	(0.93)	(1.21)	(1.08)	(1.01)

Total distributions	(0.52)		(1.50)	(0.93)	(1.21)	(1.08)	(1.01)

Net asset value, end of period	$49.34		$57.28	$53.88	$44.03	$47.18	$45.46

Total Return
Based on net asset value	(12.88	)%(c)	9.15%	24.74%	(4.14)%	6.34%	18.86%

Ratios to Average Net Assets
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.41%	0.50%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(d)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.27	%(d)	2.65%	2.56%	2.69%	2.28%	1.98%

Supplemental Data
Net assets, end of period (000)	$160,339		$266,371	$161,646	$59,445	$51,897	$45,456

Portfolio turnover rate(e)	5	%(c)	15%	16%	20%	65%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$66.90		$61.10	$53.85		$55.33	$54.13	$47.63

Net investment income(a)	0.61		1.40	1.36	(b)	1.22	1.21	1.33
Net realized and unrealized gain (loss)(c)	(3.90)		6.10	7.49		(1.24)	1.36	6.64

Net increase (decrease) from investment operations	(3.29)		7.50	8.85		(0.02)	2.57	7.97

Distributions
From net investment income	(0.63)		(1.70)	(1.60)		(1.46)	(1.37)	(1.47)

Total distributions	(0.63)		(1.70)	(1.60)		(1.46)	(1.37)	(1.47)

Net asset value, end of period	$62.98		$66.90	$61.10		$53.85	$55.33	$54.13

Total Return
Based on net asset value	(4.85	)%(d)	12.38%	16.62	%(b)	0.11%	4.80%	16.80%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%		0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.25%		N/A	N/A	N/A

Net investment income	1.89	%(e)	2.16%	2.40	%(b)	2.36%	2.20%	2.56%

Supplemental Data
Net assets, end of period (000)	$132,264		$147,181	$329,938		$280,040	$354,114	$487,142

Portfolio turnover rate(f)	2	%(d)	6%	7%		5%	5%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.02.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.03%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI All Country Asia ex Japan ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI
Barclays Bank PLC	$61,838	$61,767		$—	$(71	)(b)
Barclays Capital Inc.	229,600	229,600		—	—
BNP Paribas Prime Brokerage International Ltd.	5,361,503	5,361,503		—	—
BNP Paribas Securities Corp.	458,582	458,582		—	—
Citigroup Global Markets Inc.	2,996,661	2,996,661		—	—
Credit Suisse Securities (USA) LLC	166,947	166,947		—	—
Deutsche Bank Securities Inc.	184,233	184,233		—	—
Goldman Sachs & Co.	3,491,927	3,491,927		—	—
HSBC Bank PLC	1,022,370	1,022,370		—	—
JPMorgan Securities LLC	10,302,044	10,302,044		—	—
JPMorgan Securities PLC	337,890	337,890		—	—
Macquarie Bank Limited	669,855	669,855		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,297,313	4,297,313		—	—
Morgan Stanley & Co. International PLC	837,716	837,716		—	—
Morgan Stanley & Co. LLC	734,564	659,507		—	(75,057	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	81,549,559	81,549,559		—	—
National Financial Services LLC	196,797	196,797		—	—
State Street Bank & Trust Company	11,768,557	11,768,557		—	—
UBS AG	875,202	875,202		—	—
Wells Fargo Securities LLC	144,741	144,741		—	—

	$125,687,899	$125,612,771		$—	$(75,128)

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI Low Carbon Target
Barclays Bank PLC	$219,506	$219,506		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,027,040	1,027,040		—	—
Citigroup Global Markets Inc.	177,357	177,357		—	—
Credit Suisse Securities (USA) LLC	198,647	198,647		—	—
Deutsche Bank Securities Inc.	39,676	39,676		—	—
Goldman Sachs & Co.	485,193	481,685		—	(3,508	)(b)
JPMorgan Securities LLC	1,453,571	1,453,571		—	—
Merrill Lynch, Pierce, Fenner & Smith	149,309	149,309		—	—
National Financial Services LLC	184,748	184,748		—	—
State Street Bank & Trust Company	47,339	47,339		—	—
UBS AG	13,086	12,052		—	(1,034	)(b)

	$3,995,472	$3,990,930		$—	$(4,542)

MSCI All Country Asia ex Japan
Barclays Bank PLC	$4,207,252	$4,207,252		$—	$—
Barclays Capital Inc.	75,967	75,967		—	—
Citigroup Global Markets Inc.	49,236,223	49,236,223		—	—
Credit Suisse Securities (USA) LLC	4,854,073	4,854,073		—	—
Deutsche Bank AG	1,809	1,809		—	—
Goldman Sachs & Co.	22,012,647	22,012,647		—	—
HSBC Bank PLC	3,357,300	3,357,300		—	—
JPMorgan Securities LLC	203,909,449	203,909,449		—	—
JPMorgan Securities PLC	406,022	406,022		—	—
Macquarie Bank Limited	146,837	146,837		—	—
Merrill Lynch, Pierce, Fenner & Smith	523,564	523,564		—	—
Morgan Stanley & Co. International PLC	1,818,278	1,818,278		—	—
Morgan Stanley & Co. LLC	11,880,655	11,880,655		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,814,693	7,796,533		—	(18,160	)(b)
State Street Bank & Trust Company	326,071	326,071		—	—
Wells Fargo Securities LLC	11,928	11,643		—	(285	)(b)

	$310,582,768	$310,564,323		$—	$(18,445)

MSCI Europe Small-Cap
BNP Paribas Securities Corp.	$7	$7		$—	$—
Citigroup Global Markets Inc.	2,040,251	2,040,251		—	—
Credit Suisse Securities (USA) LLC	255,209	255,209		—	—
Deutsche Bank Securities Inc.	166,438	166,438		—	—
Goldman Sachs & Co.	2,582,324	2,582,324		—	—
HSBC Bank PLC	123,867	123,867		—	—
Jefferies LLC	50,487	50,487		—	—
JPMorgan Securities LLC	1,314,772	1,314,772		—	—
Merrill Lynch, Pierce, Fenner & Smith	280,147	280,147		—	—
Morgan Stanley & Co. LLC	4,328,730	4,328,730		—	—
SG Americas Securities LLC	846	846		—	—
UBS AG	294,540	250,479		—	(44,061	)(b)

	$11,437,618	$11,393,557		$—	$(44,061)

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Kokusai
Barclays Bank PLC	$659,551	$659,551	$—	$—
BNP Paribas Prime Brokerage International Ltd.	85,533	85,533	—	—
BNP Paribas Securities Corp.	76,014	76,014	—	—
Citigroup Global Markets Inc.	84,895	84,895	—	—
Credit Suisse Securities (USA) LLC	150,182	150,182	—	—
Deutsche Bank Securities Inc.	15,514	15,514	—	—
Goldman Sachs & Co.	44,299	44,299	—	—
JPMorgan Securities LLC	213,395	190,858	—	(22,537	)(b)
Merrill Lynch, Pierce, Fenner & Smith	39,844	39,844	—	—
Morgan Stanley & Co. LLC	19,219	19,219	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	139,702	139,702	—	—
National Financial Services LLC	22,343	22,343	—	—
TD Prime Services LLC	29,325	29,325	—	—

	$1,579,816	$1,557,279	$—	$(22,537)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares MSCI ACWI and MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI ACWI	$102,807
MSCI ACWI Low Carbon Target	6,080
MSCI All Country Asia ex Japan	309,981
MSCI Europe Financials	752
MSCI Europe Small-Cap	48,533
MSCI Kokusai	1,077

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$16,707,951	$20,721,425
MSCI All Country Asia ex Japan	2,071,534	5,032,037
MSCI Europe Financials	1,508,878	2,114,336
MSCI Europe Small-Cap	1,369,178	1,528,734
MSCI Kokusai	375,717	354,861

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$609,526,024	$313,596,941
MSCI ACWI Low Carbon Target	45,224,029	52,205,885
MSCI All Country Asia ex Japan	587,635,024	276,763,625
MSCI Europe Financials	13,301,624	29,520,101
MSCI Europe Small-Cap	10,963,952	12,332,389
MSCI Kokusai	3,395,422	2,677,557

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$3,047,285,424	$1,364,203,771
MSCI ACWI Low Carbon Target	16,195,467	119,164,070
MSCI All Country Asia ex Japan	252,753,201	178,490,978
MSCI Europe Financials	32,033,613	914,802,645
MSCI Europe Small-Cap	—	69,375,281
MSCI Kokusai	6,490,403	12,195,091

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

94	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI ACWI	$187,167,122	$6,821,554	$193,988,676
MSCI ACWI Low Carbon Target	9,482,392	—	9,482,392
MSCI All Country Asia ex Japan	664,384,732	2,799,079	667,183,811
MSCI Europe Financials	28,098,786	6,313	28,105,099
MSCI Kokusai	13,115,927	530,548	13,646,475

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$9,930,486,579	$1,352,649,467	$(794,528,191)	$558,121,276
MSCI ACWI Low Carbon Target	361,415,603	54,719,839	(26,667,214)	28,052,625
MSCI All Country Asia ex Japan	4,302,421,376	891,394,127	(379,124,254)	512,269,873
MSCI Europe Financials	933,099,865	1,363,083	(248,839,891)	(247,476,808)
MSCI Europe Small-Cap	199,143,470	9,992,224	(37,335,971)	(27,343,747)
MSCI Kokusai	156,139,647	5,605,643	(27,892,052)	(22,286,409)

9.    LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended January 31, 2019.

10.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (unaudited) (continued)

withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18

iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI
Shares sold	51,600,000	$3,431,827,530	22,800,000	$1,608,182,693
Shares redeemed	(22,200,000)	(1,491,794,906)	(10,600,000)	(765,537,621)

Net increase	29,400,000	$1,940,032,624	12,200,000	$842,645,072

MSCI ACWI Low Carbon Target
Shares sold	150,000	$17,387,406	850,000	$99,221,656
Shares redeemed	(1,200,000)	(128,795,366)	(300,000)	(35,748,792)

Net increase (decrease)	(1,050,000)	$(111,407,960)	550,000	$63,472,864

MSCI All Country Asia ex Japan
Shares sold	11,400,000	$741,645,974	8,400,000	$655,855,613
Shares redeemed	(5,000,000)	(340,020,016)	(7,400,000)	(567,059,587)

Net increase	6,400,000	$401,625,958	1,000,000	$88,796,026

MSCI Europe Financials
Shares sold	1,600,000	$32,591,203	76,500,000	$1,744,217,084
Shares redeemed	(48,700,000)	(930,242,955)	(60,850,000)	(1,351,663,547)

Net increase (decrease)	(47,100,000)	$(897,651,752)	15,650,000	$392,553,537

MSCI Europe Small-Cap
Shares sold	—	$—	1,900,000	$110,934,800
Shares redeemed	(1,400,000)	(70,850,896)	(250,000)	(14,297,378)

Net increase (decrease)	(1,400,000)	$(70,850,896)	1,650,000	$96,637,422

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/19		Year Ended 07/31/18

iShares ETF	Shares	Amount	Shares	Amount
MSCI Kokusai
Shares sold	100,000	$6,704,524	2,500,000	$170,777,325
Shares redeemed	(200,000)	(12,596,544)	(5,700,000)	(362,434,959)

Net decrease	(100,000)	$(5,892,020)	(3,200,000)	$(191,657,634)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.    FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI, iShares MSCI Europe Financials and iShares MSCI Kokusai ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Europe Financials and iShares MSCI Kokusai ETFs Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares MSCI ACWI ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed as a payable for “IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs’ have appealed the court’s decision.

14.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (unaudited) (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI ACWI	$178,275,524
MSCI ACWI Low Carbon Target	11,209,069
MSCI All Country Asia ex Japan	102,361,121
MSCI Europe Financials	78,010,864
MSCI Europe Small-Cap	6,093,942
MSCI Kokusai	4,096,497

Undistributed net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
MSCI ACWI	$8,441,001
MSCI ACWI Low Carbon Target	698,808
MSCI All Country Asia ex Japan	21,833,853
MSCI Europe Financials	3,013,731
MSCI Europe Small-Cap	24,006
MSCI Kokusai	204,753

15.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI(a)	$0.559745	$—	$0.082777	$0.642522	87%	—%	13%	100%
MSCI ACWI Low Carbon Target(a)	1.160919	—	0.124421	1.285340	90	—	10	100
MSCI All Country Asia ex Japan(a)	0.686394	—	0.241117	0.927511	74	—	26	100
MSCI Europe Financials(a)	0.263540	—	0.011746	0.275286	96	—	4	100
MSCI Kokusai(a)	0.571467	—	0.062070	0.633537	90	—	10	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	99

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	101

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | Cboe BZX

▶	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

▶	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

▶	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

▶	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

▶	iShares MSCI EAFE ETF | EFA | NYSE Arca

▶	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.67)%	(7.90)%	6.10%	(7.90)%	19.98%
Fund Market	(6.60)	(7.86)	6.14	(7.86)	20.09
Index	(6.63)	(8.02)	6.39	(8.02)	20.93

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$933.30	$0.15		$1,000.00	$1,025.10	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	19.4%
Industrials	14.3
Consumer Staples	11.4
Consumer Discretionary	11.3
Health Care	11.0
Materials	7.5
Information Technology	6.1
Energy	5.9
Communication Services	5.5
Real Estate	3.8
Utilities	3.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	24.6%
United Kingdom	16.6
France	10.9
Germany	8.9
Switzerland	8.7
Australia	7.3
Hong Kong	3.9
Netherlands	3.5
Spain	3.1
Sweden	2.5

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.96)%	(5.57)%	4.30%	(5.57)%	16.33%
Fund Market	(4.92)	(5.67)	4.31	(5.67)	16.39
Index	(5.23)	(5.89)	4.23	(5.89)	16.01

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$950.40	$0.15		$1,000.00	$1,025.10	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	21.7%
Industrials	11.4
Consumer Discretionary	10.5
Consumer Staples	9.5
Health Care	8.1
Information Technology	7.8
Communication Services	7.5
Materials	7.4
Energy	7.1
Real Estate	3.6
Utilities	3.2
Exchanged-Traded Funds	2.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	16.5%
United Kingdom	11.1
China	8.1
France	7.3
Canada	6.8
Germany	5.8
Switzerland	5.8
Australia	4.9
South Korea	3.7
Taiwan	2.8

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Fund Summary as of January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.43)%	(5.06)%	6.46%	6.45%	(5.06)%	36.74%	36.74%
Fund Market	(6.40)	(5.09)	6.45	6.45	(5.09)	36.68	36.68
Index	(6.42)	(5.05)	6.51	6.51	(5.05)	37.08	37.08

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$935.70	$0.15		$1,000.00	$1,025.10	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	19.4%
Industrials	14.3
Consumer Staples	11.4
Consumer Discretionary	11.3
Health Care	11.0
Materials	7.5
Information Technology	6.1
Energy	5.9
Communication Services	5.5
Real Estate	3.8
Utilities	3.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	24.6%
United Kingdom	16.6
France	10.9
Germany	8.9
Switzerland	8.7
Australia	7.3
Hong Kong	3.9
Netherlands	3.5
Spain	3.1
Sweden	2.5

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.42)%	(8.60)%	6.76%	(8.60)%	26.52%
Fund Market	(9.41)	(8.54)	6.78	(8.54)	26.57
Index	(9.63)	(8.76)	6.69	(8.76)	26.16

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$905.80	$0.14		$1,000.00	$1,025.10	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	21.6%
Consumer Discretionary	12.9
Real Estate	12.3
Financials	11.4
Information Technology	9.4
Materials	8.6
Health Care	7.5
Consumer Staples	6.5
Communication Services	4.7
Energy	2.7
Utilities	2.4

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	30.7%
United Kingdom	18.6
Australia	7.3
Germany	5.7
Sweden	5.4
Switzerland	4.3
Italy	3.5
Netherlands	3.1
France	3.1
Spain	2.5

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.26)%	(12.48)%	3.07%	8.10%	(12.48)%	16.33%	117.99%
Fund Market	(6.28)	(12.21)	3.23	8.25	(12.21)	17.23	120.96
Index	(6.34)	(12.58)	3.11	8.35	(12.58)	16.54	122.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$937.40	$1.46		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	21.7%
Industrials	11.4
Consumer Discretionary	10.5
Consumer Staples	9.5
Health Care	8.1
Information Technology	7.8
Communication Services	7.5
Materials	7.4
Energy	7.1
Real Estate	3.6
Utilities	3.2
Exchanged-Traded Funds	2.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	16.5%
United Kingdom	11.1
China	8.1
France	7.3
Canada	6.8
Germany	5.8
Switzerland	5.8
Australia	4.9
South Korea	3.7
Taiwan	2.8

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2019	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.88)%	(12.54)%	2.59%	7.99%	(12.54)%	13.62%	115.70%
Fund Market	(7.96)	(12.46)	2.68	8.10	(12.46)	14.12	117.88
Index	(7.80)	(12.51)	2.66	8.11	(12.51)	14.03	118.05

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$921.20	$1.55		$1,000.00	$1,023.60	$1.63		0.32%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	19.4%
Industrials	14.3
Consumer Staples	11.4
Consumer Discretionary	11.3
Health Care	11.0
Materials	7.5
Information Technology	6.1
Energy	5.9
Communication Services	5.5
Real Estate	3.8
Utilities	3.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	24.6%
United Kingdom	16.6
France	10.9
Germany	8.9
Switzerland	8.7
Australia	7.3
Hong Kong	3.9
Netherlands	3.5
Spain	3.1
Sweden	2.5

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.43)%	(15.42)%	4.97%	12.25%	(15.42)%	27.45%	217.47%
Fund Market	(10.60)	(15.35)	5.05	12.41	(15.35)	27.91	222.07
Index	(10.66)	(15.59)	4.99	12.11	(15.59)	27.57	213.58

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$895.70	$1.91		$1,000.00	$1,023.20	$2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	21.6%
Consumer Discretionary	12.9
Real Estate	12.3
Financials	11.4
Information Technology	9.4
Materials	8.6
Health Care	7.5
Consumer Staples	6.5
Communication Services	4.7
Energy	2.7
Utilities	2.4

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	30.7%
United Kingdom	18.6
Australia	7.3
Germany	5.7
Sweden	5.4
Switzerland	4.3
Italy	3.5
Netherlands	3.1
France	3.1
Spain	2.5

F U N D S U M M A R Y	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI EAFE ETF(a)	125,101	$7,841,331

Total Investment Companies — 100.1% (Cost: $8,026,072)		7,841,331

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.31%(a)(b)	4,593	4,593

Total Short-Term Investments — 0.1% (Cost: $4,593)		4,593

Total Investments in Securities — 100.2% (Cost: $8,030,665)		7,845,924

Other Assets, Less Liabilities — (0.2)%		(13,636)

Net Assets — 100.0%		$7,832,288

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$2,021	(c)	$346	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,312	3,281	(b)	—	4,593	4,593	104		—	—
iShares MSCI EAFE ETF	41,938	88,351		(5,188)	125,101	7,841,331	80,419		(35,815)	(636,530)

						$7,845,924	$82,544		$(35,469)	$(636,530)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	551,000	USD	396,822	MS	02/04/19	$3,700
CHF	157,000	USD	157,517	MS	02/04/19	359
DKK	632,000	USD	96,863	MS	02/04/19	34
EUR	1,509,000	USD	1,726,728	MS	02/04/19	473
GBP	816,000	USD	1,066,461	MS	02/04/19	3,804
ILS	59,000	USD	16,081	MS	02/04/19	149
JPY	167,081,000	USD	1,527,042	MS	02/04/19	6,867
NOK	383,000	USD	45,085	MS	02/04/19	327
NZD	20,000	USD	13,592	MS	02/04/19	232
SEK	889,000	USD	97,869	MS	02/04/19	381
SGD	72,000	USD	53,292	MS	02/04/19	191
USD	401,762	AUD	551,000	MS	02/04/19	1,240
USD	702,592	CHF	692,000	MS	02/04/19	6,730

S C H E D U L E OF I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	206,991	DKK	1,346,000	MS	02/04/19	$625
USD	3,782,669	EUR	3,294,000	MS	02/04/19	12,358
USD	1,073,407	GBP	816,000	MS	02/04/19	3,142
USD	407,106	HKD	3,190,000	MS	02/04/19	589
USD	1,535,248	JPY	167,081,000	MS	02/04/19	1,339
USD	45,468	NOK	383,000	MS	02/04/19	56
USD	13,872	NZD	20,000	MS	02/04/19	48
USD	214,586	SEK	1,928,000	MS	02/04/19	1,509
USD	53,546	SGD	72,000	MS	02/04/19	62
DKK	194,000	USD	29,812	MS	03/04/19	7
EUR	433,000	USD	496,700	MS	03/04/19	81
USD	181,546	CHF	180,000	MS	03/04/19	61
USD	195,925	HKD	1,535,000	MS	03/04/19	63

						44,427

AUD	551,000	USD	401,762	MS	02/04/19	(1,240)
CHF	535,000	USD	541,281	MS	02/04/19	(3,295)
DKK	714,000	USD	109,728	MS	02/04/19	(259)
EUR	1,785,000	USD	2,048,124	MS	02/04/19	(5,014)
GBP	816,000	USD	1,073,407	MS	02/04/19	(3,142)
HKD	3,190,000	USD	406,641	MS	02/04/19	(124)
JPY	167,081,000	USD	1,535,248	MS	02/04/19	(1,339)
NOK	383,000	USD	45,468	MS	02/04/19	(56)
NZD	20,000	USD	13,872	MS	02/04/19	(48)
SEK	1,039,000	USD	115,012	MS	02/04/19	(185)
SGD	72,000	USD	53,546	MS	02/04/19	(62)
USD	389,003	AUD	551,000	MS	02/04/19	(11,519)
USD	1,037,014	GBP	816,000	MS	02/04/19	(33,251)
USD	15,726	ILS	59,000	MS	02/04/19	(503)
USD	1,518,438	JPY	167,081,000	MS	02/04/19	(15,471)
USD	44,007	NOK	383,000	MS	02/04/19	(1,405)
USD	13,434	NZD	20,000	MS	02/04/19	(390)
USD	52,730	SGD	72,000	MS	02/04/19	(754)
AUD	169,000	USD	122,925	MS	03/04/19	(27)
GBP	484,000	USD	636,371	MS	03/04/19	(647)
HKD	427,000	USD	54,486	MS	03/04/19	(2)
ILS	19,000	USD	5,237	MS	03/04/19	(1)
JPY	44,863,000	USD	413,075	MS	03/04/19	(310)
NZD	7,000	USD	4,843	MS	03/04/19	(1)
SGD	33,000	USD	24,531	MS	03/04/19	(2)
USD	394,163	AUD	547,000	MS	03/04/19	(3,621)
USD	157,928	CHF	157,000	MS	03/04/19	(367)
USD	97,106	DKK	632,000	MS	03/04/19	(36)
USD	1,730,755	EUR	1,509,000	MS	03/04/19	(520)
USD	968,331	GBP	738,000	MS	03/04/19	(1,017)
USD	16,108	ILS	59,000	MS	03/04/19	(150)
USD	1,370,679	JPY	149,624,000	MS	03/04/19	(5,946)
USD	43,098	NOK	365,000	MS	03/04/19	(237)
USD	8,899	NZD	13,000	MS	03/04/19	(93)
USD	158,665	SEK	1,436,000	MS	03/04/19	(388)

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	51,119	SGD	69,000	MS	03/04/19	$(168)

						(91,590)

	Net unrealized depreciation					$(47,163)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$44,427

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$91,590

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$134,590

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(40,678)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$10,704,957
Average amounts sold — in USD	$14,376,130

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$44,427	$91,590

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$44,427	$91,590
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$44,427	$91,590

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets

Morgan Stanley & Co. International PLC	$44,427	$(44,427)		$—

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities	(b)

Morgan Stanley & Co. International PLC	$91,590	$(44,427)		$47,163

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$7,841,331	$—	$—	$7,841,331
Money Market Funds	4,593	—	—	4,593

	$7,845,924	$—	$—	$7,845,924

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$44,427	$—	$44,427
Liabilities
Forward Foreign Currency Exchange Contracts	—	(91,590)	—	(91,590)

	$—	$(47,163)	$—	$(47,163)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI ACWI ex U.S. ETF(a)	1,041,021	$46,970,868

Total Investment Companies — 100.3% (Cost: $48,551,386)		46,970,868

Total Investments in Securities — 100.3% (Cost: $48,551,386)		46,970,868

Other Assets, Less Liabilities — (0.3)%		(121,844)

Net Assets — 100.0%		$46,849,024

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$18,060	(c)	$10	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,242	—		(23,242	)(b)	—	—	736		—	—
iShares MSCI ACWI ex U.S. ETF	884,435	629,047		(472,461)		1,041,021	46,970,868	379,583		(493,047)	(1,614,123)

							$46,970,868	$398,379		$(493,037)	$(1,614,123)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	6,080,000	USD	4,362,735	MS	02/01/19	$56,817
BRL	7,088,000	USD	1,900,078	MS	02/01/19	43,331
CAD	4,158,000	USD	3,131,290	MS	02/01/19	33,214
CHF	2,794,000	USD	2,798,898	MS	02/01/19	10,695
CLP	247,174,000	USD	369,650	MS	02/01/19	7,255
DKK	7,035,000	USD	1,077,183	MS	02/01/19	1,408
EUR	17,328,000	USD	19,806,663	MS	02/01/19	26,958
GBP	4,757,000	USD	6,204,950	MS	02/01/19	34,328
ILS	690,000	USD	187,872	MS	02/01/19	1,931
INR	153,019,000	USD	2,149,416	MS	02/01/19	2,145
JPY	1,770,382,000	USD	16,163,365	MS	02/01/19	89,855
KRW	4,558,949,000	USD	4,078,492	MS	02/01/19	18,887
MXN	6,588,000	USD	343,994	MS	02/01/19	526
NOK	4,108,000	USD	484,099	MS	02/01/19	2,980
NZD	212,000	USD	144,928	MS	02/01/19	1,607
RUB	26,404,000	USD	398,002	MS	02/01/19	5,914
SEK	14,926,000	USD	1,645,980	MS	02/01/19	3,603
SGD	1,156,000	USD	855,010	MS	02/01/19	3,704
TRY	1,302,000	USD	249,153	MS	02/01/19	2,848
TWD	116,192,000	USD	3,772,743	MS	02/01/19	9,364

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,166,070	CAD	4,158,000	MS	02/01/19	$1,566
USD	2,826,471	CHF	2,794,000	MS	02/01/19	16,877
USD	3,536	DKK	23,000	MS	02/01/19	10
USD	79,196	EUR	69,000	MS	02/01/19	219
USD	7,824,353	HKD	61,308,000	MS	02/01/19	11,581
USD	1,093,213	INR	77,104,000	MS	02/01/19	9,073
USD	404,423	RUB	26,404,000	MS	02/01/19	507
USD	859,120	SEK	7,744,000	MS	02/01/19	3,273
USD	1,926,083	TWD	59,150,000	MS	02/01/19	721
ZAR	21,078,000	USD	1,548,730	MS	02/01/19	40,414
NZD	1,000	USD	691	MS	03/06/19	—
USD	36,473	AUD	50,000	MS	03/06/19	111
USD	55,324	BRL	202,000	MS	03/06/19	28
USD	213,359	CAD	280,000	MS	03/06/19	98
USD	2,726,073	CHF	2,699,000	MS	03/06/19	4,266
USD	9,165	CLP	5,990,000	MS	03/06/19	30
USD	8,937	DKK	58,000	MS	03/06/19	21
USD	461,282	EUR	401,000	MS	03/06/19	1,133
USD	5,244,174	GBP	3,977,000	MS	03/06/19	19,919
USD	3,966,615	HKD	31,077,000	MS	03/06/19	993
USD	827	ILS	3,000	MS	03/06/19	—
USD	310,403	JPY	33,704,000	MS	03/06/19	252
USD	345,990	MXN	6,605,000	MS	03/06/19	2,099
USD	4,993	NOK	42,000	MS	03/06/19	6
USD	694	NZD	1,000	MS	03/06/19	2
USD	54,287	SEK	490,000	MS	03/06/19	5
USD	13,395	SGD	18,000	MS	03/06/19	15
USD	33,451	TWD	1,024,000	MS	03/06/19	41
ZAR	31,000	USD	2,320	MS	03/06/19	10

						470,640

CAD	4,158,000	USD	3,166,070	MS	02/01/19	(1,566)
CHF	2,794,000	USD	2,815,814	MS	02/01/19	(6,221)
DKK	223,000	USD	34,251	MS	02/01/19	(61)
EUR	672,000	USD	770,166	MS	02/01/19	(995)
GBP	3,977,000	USD	5,235,279	MS	02/01/19	(19,049)
HKD	61,308,000	USD	7,815,609	MS	02/01/19	(2,837)
INR	1,189,000	USD	17,004	MS	02/01/19	(286)
KRW	83,681,000	USD	75,226	MS	02/01/19	(17)
MXN	6,298,000	USD	331,598	MS	02/01/19	(2,244)
RUB	26,404,000	USD	404,423	MS	02/01/19	(507)
SEK	562,000	USD	63,462	MS	02/01/19	(1,351)
TWD	2,108,000	USD	69,196	MS	02/01/19	(580)
USD	4,327,821	AUD	6,080,000	MS	02/01/19	(91,731)
USD	1,854,385	BRL	7,088,000	MS	02/01/19	(89,023)
USD	3,056,490	CAD	4,158,000	MS	02/01/19	(108,014)
USD	2,798,898	CHF	2,794,000	MS	02/01/19	(10,695)
USD	363,306	CLP	247,174,000	MS	02/01/19	(13,599)
USD	1,106,929	DKK	7,235,000	MS	02/01/19	(2,325)
USD	20,483,207	EUR	17,931,000	MS	02/01/19	(40,608)

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,236,024	GBP	8,734,000	MS	02/01/19	$(219,484)
USD	185,652	ILS	690,000	MS	02/01/19	(4,151)
USD	1,082,250	INR	77,104,000	MS	02/01/19	(1,890)
USD	16,082,734	JPY	1,770,382,000	MS	02/01/19	(170,486)
USD	4,147,803	KRW	4,642,630,000	MS	02/01/19	(24,785)
USD	658,924	MXN	12,886,000	MS	02/01/19	(14,950)
USD	475,208	NOK	4,091,000	MS	02/01/19	(9,855)
USD	2,007	NOK	17,000	MS	02/01/19	(9)
USD	142,170	NZD	210,000	MS	02/01/19	(2,982)
USD	683	NZD	1,000	MS	02/01/19	(8)
USD	683	NZD	1,000	MS	02/01/19	(8)
USD	379,157	RUB	26,404,000	MS	02/01/19	(24,759)
USD	852,572	SEK	7,744,000	MS	02/01/19	(3,274)
USD	848,846	SGD	1,156,000	MS	02/01/19	(9,868)
USD	164,407	TRY	868,000	MS	02/01/19	(3,729)
USD	7,342	TRY	38,000	MS	02/01/19	(13)
USD	1,159	TRY	6,000	MS	02/01/19	(2)
USD	773	TRY	4,000	MS	02/01/19	(1)
USD	1,922,202	TWD	59,150,000	MS	02/01/19	(3,160)
USD	1,499,504	ZAR	21,078,000	MS	02/01/19	(89,640)
GBP	10,000	USD	13,175	MS	03/06/19	(39)
INR	1,923,000	USD	27,016	MS	03/06/19	(11)
USD	2,137,719	AUD	2,982,000	MS	03/06/19	(30,879)
USD	916,181	BRL	3,429,000	MS	03/06/19	(22,486)
USD	2,963,239	CAD	3,924,000	MS	03/06/19	(25,461)
USD	178,094	CLP	119,328,000	MS	03/06/19	(3,882)
USD	530,976	DKK	3,456,000	MS	03/06/19	(335)
USD	9,666,074	EUR	8,429,000	MS	03/06/19	(6,244)
USD	131,322	GBP	100,000	MS	03/06/19	(39)
USD	49,509	HKD	388,000	MS	03/06/19	(2)
USD	86,932	ILS	319,000	MS	03/06/19	(982)
USD	1,068,514	INR	76,325,000	MS	03/06/19	(3,331)
USD	7,383,515	JPY	806,115,000	MS	03/06/19	(34,513)
USD	2,153,700	KRW	2,406,206,000	MS	03/06/19	(11,011)
USD	224,937	NOK	1,906,000	MS	03/06/19	(1,372)
USD	70,531	NZD	103,000	MS	03/06/19	(712)
USD	408,004	RUB	27,129,000	MS	03/06/19	(5,173)
USD	795,473	SEK	7,182,000	MS	03/06/19	(146)
USD	412,238	SGD	557,000	MS	03/06/19	(1,796)
USD	83,534	TRY	451,000	MS	03/06/19	(2,157)
USD	1,871,026	TWD	57,630,000	MS	03/06/19	(9,248)
USD	776,592	ZAR	10,617,000	MS	03/06/19	(21,110)

						(1,155,692)

	Net unrealized depreciation					$(685,052)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$470,640

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$1,155,692

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$793,855

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(491,712)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$71,930,815
Average amounts sold — in USD	$111,211,471

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$470,640	$1,155,692

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$470,640	$1,155,692
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$470,640	$1,155,692

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Cash Collateral		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Received		Assets

Morgan Stanley & Co. International PLC	$470,640	$(470,640)		$—		$—

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Cash Collateral		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Pledged	(b)	Liabilities	(c)(d)

Morgan Stanley & Co. International PLC	$1,155,692	$(470,640)		$(570,000)		$115,052

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$46,970,868	$—	$—	$46,970,868

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$470,640	$—	$470,640
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,155,692)	—	(1,155,692)

	$—	$(685,052)	$—	$(685,052)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI EAFE ETF(a)	46,051,708	$2,886,521,057

Total Investment Companies — 100.3% (Cost: $3,005,428,319)		2,886,521,057

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	6,506,498	6,506,498

Total Short-Term Investments — 0.2% (Cost: $6,506,498)		6,506,498

Total Investments in Securities — 100.5% (Cost: $3,011,934,817)		2,893,027,555

Other Assets, Less Liabilities — (0.5)%		(13,889,546)

Net Assets — 100.0%		$2,879,138,009

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of

Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at		Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold	01/31/19	01/31/19	Income	Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	215,792	6,290,706	(b)	—	6,506,498	$6,506,498	$30,215	$—	$—
iShares MSCI EAFE ETF	50,168,476	4,812,058		(8,928,826)	46,051,708	2,886,521,057	31,683,378	(19,392,600)	(306,676,380)

						$2,893,027,555	$31,713,593	$(19,392,600)	$(306,676,380)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,039,000	USD	748,806	BNP	02/04/19	$6,443
AUD	3,399,000	USD	2,438,893	CITI	02/04/19	31,840
AUD	3,881,000	USD	2,734,172	HSBC	02/04/19	86,928
AUD	10,261,000	USD	7,228,218	JPM	02/04/19	230,503
AUD	268,182,000	USD	193,156,476	NAB	02/04/19	1,785,026
AUD	891,000	USD	628,249	NSI	02/04/19	19,419
AUD	505,000	USD	353,556	SSB	02/04/19	13,528
CHF	231,591,000	USD	232,353,584	MS	02/04/19	529,919
DKK	585,000	USD	89,112	CITI	02/04/19	579
DKK	3,957,000	USD	604,943	NSI	02/04/19	1,736
DKK	310,159,000	USD	47,500,964	SSB	02/04/19	51,931
EUR	1,404,000	USD	1,596,279	HSBC	02/04/19	10,739
EUR	740,357,000	USD	845,783,837	JPM	02/04/19	1,628,453
EUR	9,473,000	USD	10,808,256	SSB	02/04/19	34,535
GBP	1,414,000	USD	1,818,363	BOA	02/04/19	36,238

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,040,000	USD	1,323,407	HSBC	02/04/19	$40,656
GBP	42,330,000	USD	53,999,427	JPM	02/04/19	1,520,570
GBP	4,582,000	USD	5,907,598	NAB	02/04/19	102,150
GBP	362,292,000	USD	474,517,019	RBS	02/04/19	664,900
GBP	682,000	USD	861,326	SSB	02/04/19	33,185
GBP	4,161,000	USD	5,289,559	UBS	02/04/19	168,006
ILS	28,846,000	USD	7,849,442	BNP	02/04/19	85,420
ILS	252,000	USD	67,471	CITI	02/04/19	1,848
ILS	447,000	USD	119,861	HSBC	02/04/19	3,099
ILS	2,504,000	USD	671,839	JPM	02/04/19	16,953
ILS	84,000	USD	22,405	MS	02/04/19	702
ILS	411,000	USD	111,421	SSB	02/04/19	1,635
ILS	96,000	USD	25,741	TDB	02/04/19	666
JPY	243,991,000	USD	2,231,262	BOA	02/04/19	8,728
JPY	1,885,514,000	USD	17,172,488	CBA	02/04/19	137,716
JPY	7,425,387,000	USD	67,833,869	CITI	02/04/19	335,853
JPY	73,403,547,000	USD	670,168,420	SSB	02/04/19	3,722,303
JPY	215,793,000	USD	1,962,643	TDB	02/04/19	18,472
NOK	1,394,000	USD	160,776	CITI	02/04/19	4,509
NOK	16,130,000	USD	1,865,631	JPM	02/04/19	46,877
NOK	2,224,000	USD	260,705	RBS	02/04/19	2,991
NOK	174,905,000	USD	20,616,896	SSB	02/04/19	121,311
NZD	125,000	USD	83,904	HSBC	02/04/19	2,496
NZD	9,361,000	USD	6,404,618	JPM	02/04/19	65,706
NZD	119,000	USD	80,705	NAB	02/04/19	1,548
NZD	54,000	USD	36,593	RBS	02/04/19	732
NZD	168,000	USD	112,684	TDB	02/04/19	3,437
SEK	653,951,000	USD	71,929,920	CITI	02/04/19	343,036
SGD	296,000	USD	218,231	HSBC	02/04/19	1,647
SGD	1,690,000	USD	1,240,816	JPM	02/04/19	14,570
SGD	50,504,000	USD	37,391,121	RBS	02/04/19	124,850
SGD	1,226,000	USD	898,678	SSB	02/04/19	12,034
SGD	660,000	USD	487,322	WBC	02/04/19	2,947
USD	537,319,909	CHF	529,250,000	MS	02/04/19	5,116,179
USD	4,324,291	CHF	4,242,000	UBS	02/04/19	58,617
USD	52,311,590	DKK	339,770,000	CITI	02/04/19	218,802
USD	296,189	DKK	1,926,000	TDB	02/04/19	899
USD	954,797,595	EUR	831,669,000	BOA	02/04/19	2,869,632
USD	6,725,831	EUR	5,859,000	SSB	02/04/19	19,622
USD	204,504,762	HKD	1,602,452,000	MS	02/04/19	296,610
USD	648,680	HKD	5,090,000	UBS	02/04/19	37
USD	32,941	JPY	3,586,000	NAB	02/04/19	19
USD	81,753,119	SEK	729,897,000	HSBC	02/04/19	1,086,810
USD	3,550	SEK	32,000	NSI	02/04/19	14
USD	729,588	SEK	6,463,000	TDB	02/04/19	15,315
USD	5,009,815	AUD	6,868,000	JPM	03/04/19	15,336
USD	16,446,414	CHF	16,280,000	MS	03/04/19	32,145
USD	1,264,290	DKK	8,206,000	JPM	03/04/19	2,971
USD	49,491,416	EUR	43,031,000	JPM	03/04/19	121,969

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,965,263	GBP	2,251,000	JPM	03/04/19	$8,621
USD	102,900,209	HKD	806,202,000	MS	03/04/19	30,926
USD	159,069	ILS	577,000	JPM	03/04/19	74
USD	30,405,595	JPY	3,301,923,000	JPM	03/04/19	26,045
USD	3,896,356	JPY	423,145,000	NSI	03/04/19	3,183
USD	647,134	NOK	5,444,000	JPM	03/04/19	797
USD	106,189	NZD	153,000	JPM	03/04/19	367
USD	934,904	SEK	8,438,000	CITI	03/04/19	299
USD	4,675,365	SEK	42,207,000	JPM	03/04/19	461
USD	1,562,685	SGD	2,100,000	JPM	03/04/19	1,764

						22,006,884

CHF	297,659,000	USD	300,349,855	MS	02/04/19	(1,029,628)
CHF	4,242,000	USD	4,275,779	UBS	02/04/19	(10,104)
DKK	1,031,000	USD	158,697	CITI	02/04/19	(626)
DKK	20,278,000	USD	3,115,403	JPM	02/04/19	(6,425)
DKK	1,230,000	USD	189,239	SSB	02/04/19	(658)
DKK	4,471,000	USD	687,197	UBS	02/04/19	(1,713)
EUR	70,300,000	USD	80,581,825	BNP	02/04/19	(116,477)
EUR	2,913,000	USD	3,345,216	JPM	02/04/19	(10,997)
EUR	8,525,000	USD	9,781,261	MS	02/04/19	(23,550)
EUR	2,461,000	USD	2,827,765	TDB	02/04/19	(10,906)
EUR	2,131,000	USD	2,447,313	UBS	02/04/19	(8,171)
HKD	1,602,452,000	USD	204,272,949	MS	02/04/19	(64,797)
HKD	5,090,000	USD	650,569	UBS	02/04/19	(1,926)
JPY	285,962,000	USD	2,638,684	JPM	02/04/19	(13,373)
JPY	1,085,248,000	USD	9,967,393	NAB	02/04/19	(4,133)
SEK	2,174,000	USD	246,074	CITI	02/04/19	(5,809)
SEK	58,660,000	USD	6,634,321	JPM	02/04/19	(151,371)
SEK	8,387,000	USD	933,380	RBS	02/04/19	(6,470)
SEK	4,471,000	USD	500,607	SSB	02/04/19	(6,484)
SEK	7,516,000	USD	840,458	TDB	02/04/19	(9,810)
SEK	1,233,000	USD	137,196	TNTC	02/04/19	(928)
USD	407,472	AUD	578,000	CITI	02/04/19	(12,676)
USD	9,319	AUD	13,000	NAB	02/04/19	(131)
USD	203,240,997	AUD	287,567,000	SSB	02/04/19	(5,791,463)
USD	2,291	DKK	15,000	CITI	02/04/19	(9)
USD	41,047	EUR	36,000	NSI	02/04/19	(159)
USD	22,012	GBP	17,000	CITI	02/04/19	(286)
USD	4,769,023	GBP	3,739,000	NSI	02/04/19	(135,046)
USD	524,618,294	GBP	412,745,000	SSB	02/04/19	(16,737,742)
USD	271	ILS	1,000	HSBC	02/04/19	(4)
USD	8,686,939	ILS	32,639,000	JPM	02/04/19	(291,289)
USD	768,394,677	JPY	84,541,856,000	NAB	02/04/19	(7,752,727)
USD	158,774	NOK	1,373,000	CITI	02/04/19	(4,020)
USD	22,183,315	NOK	193,272,000	TDB	02/04/19	(732,638)
USD	936	NOK	8,000	TNTC	02/04/19	(13)
USD	6,595,007	NZD	9,815,000	CITI	02/04/19	(189,123)
USD	8,051	NZD	12,000	JPM	02/04/19	(243)
USD	39,832,328	SGD	54,373,000	JPM	02/04/19	(557,658)

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,212	SGD	3,000	MS	02/04/19	$(16)
USD	2,424,317	AUD	3,336,000	CITI	03/04/19	(1,656)
USD	193,239,291	AUD	268,182,000	NAB	03/04/19	(1,785,348)
USD	232,960,107	CHF	231,591,000	MS	03/04/19	(540,932)
USD	669,034	DKK	4,353,000	CITI	03/04/19	(52)
USD	47,621,977	DKK	310,159,000	SSB	03/04/19	(51,593)
USD	9,970,828	EUR	8,691,000	CBA	03/04/19	(352)
USD	847,779,099	EUR	740,357,000	JPM	03/04/19	(1,632,155)
USD	11,748,279	GBP	8,947,000	HSBC	03/04/19	(3,420)
USD	475,193,056	GBP	362,292,000	RBS	03/04/19	(669,972)
USD	1,176,790	HKD	9,223,000	MS	03/04/19	(41)
USD	7,914,608	ILS	29,035,000	BNP	03/04/19	(86,108)
USD	671,641,333	JPY	73,403,547,000	SSB	03/04/19	(3,712,631)
USD	20,335,529	NOK	172,239,000	SSB	03/04/19	(113,488)
USD	145,306	NOK	1,224,000	TDB	03/04/19	(13)
USD	6,408,417	NZD	9,361,000	JPM	03/04/19	(66,120)
USD	72,088,384	SEK	653,951,000	CITI	03/04/19	(344,113)
USD	126,321	SGD	170,000	CITI	03/04/19	(39)
USD	37,412,449	SGD	50,504,000	RBS	03/04/19	(126,946)

						(42,824,578)

	Net unrealized depreciation					$(20,817,694)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$22,006,884

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$42,824,578

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$78,266,866

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(18,629,804)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,809,682,590
Average amounts sold — in USD	$6,979,018,815

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$22,006,884	$42,824,578

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$22,006,884	$42,824,578
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$22,006,884	$42,824,578

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received (b)	Assets	(c)(d)

Bank of America N.A	$2,914,598	$—	$—	$2,914,598
BNP Paribas SA	91,863	(91,863)	—	—
Citibank N.A	936,766	(558,409)	—	378,357
Commonwealth Bank of Australia	137,716	(352)	—	137,364
HSBC Bank PLC	1,232,375	(3,424)	—	1,228,951
JPMorgan Chase Bank N.A	3,702,037	(2,729,631)	—	972,406
Morgan Stanley & Co. International PLC	6,006,481	(1,658,964)	(4,347,517)	—
National Australia Bank Limited	1,888,743	(1,888,743)	—	—
Nomura Securities International Inc.	24,352	(24,352)	—	—
Royal Bank of Scotland PLC	793,473	(793,473)	—	—
State Street Bank and Trust Co.	4,010,084	(4,010,084)	—	—
Toronto Dominion Bank	38,789	(38,789)	—	—
UBS AG	226,660	(21,914)	—	204,746
Westpac Banking Corp.	2,947	—	—	2,947

	$22,006,884	$(11,819,998)	$(4,347,517)	$5,839,369

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Liabilities	(d)(e)

BNP Paribas SA	$202,585	$(91,863)	$—	$110,722
Citibank N.A	558,409	(558,409)	—	—
Commonwealth Bank of Australia	352	(352)	—	—
HSBC Bank PLC	3,424	(3,424)	—	—
JPMorgan Chase Bank N.A	2,729,631	(2,729,631)	—	—
Morgan Stanley & Co. International PLC	1,658,964	(1,658,964)	—	—
National Australia Bank Limited	9,542,339	(1,888,743)	—	7,653,596
Nomura Securities International Inc.	135,205	(24,352)	—	110,853
Royal Bank of Scotland PLC	803,388	(793,473)	—	9,915
State Street Bank and Trust Co.	26,414,059	(4,010,084)	—	22,403,975
The Northern Trust Company	941	—	—	941
Toronto Dominion Bank	753,367	(38,789)	—	714,578
UBS AG	21,914	(21,914)	—	—

	$42,824,578	$(11,819,998)	$—	$31,004,580

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,886,521,057	$—	$—	$2,886,521,057
Money Market Funds	6,506,498	—	—	6,506,498

	$2,893,027,555	$—	$—	$2,893,027,555

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$22,006,884	$—	$22,006,884
Liabilities
Forward Foreign Currency Exchange Contracts	—	(42,824,578)	—	(42,824,578)

	$—	$(20,817,694)	$—	$(20,817,694)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) January 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI EAFE Small-Cap ETF(a)(b)	242,965	$13,608,470

Total Investment Companies — 100.2% (Cost: $15,289,985)		13,608,470

Short-Term Investments

Money Market Funds — 46.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	6,291,427	6,293,314
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	6,620	6,620

		6,299,934

Total Short-Term Investments — 46.4% (Cost: $6,299,311)		6,299,934

Total Investments in Securities — 146.6% (Cost: $21,589,296)		19,908,404

Other Assets, Less Liabilities — (46.6)%		(6,327,705)

Net Assets — 100.0%		$13,580,699

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,291,427	(b)	—	6,291,427	$6,293,314	$966	(c)	$—	$624
BlackRock Cash Funds: Treasury, SL Agency Shares	4,104	2,516	(b)	—	6,620	6,620	369		—	—
iShares MSCI EAFE Small-Cap ETF	345,333	292,257		(394,625)	242,965	13,608,470	200,881		(547,552)	(2,464,969)

						$19,908,404	$202,216		$(547,552)	$(2,464,345)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,670,000	USD	1,200,220	MS	02/04/19	$13,703
CHF	534,000	USD	535,758	MS	02/04/19	1,222
DKK	1,722,000	USD	263,804	MS	02/04/19	210
EUR	2,997,000	USD	3,427,683	MS	02/04/19	2,682
GBP	2,390,000	USD	3,115,180	MS	02/04/19	19,542
ILS	869,000	USD	236,292	MS	02/04/19	2,750
JPY	532,943,000	USD	4,870,670	MS	02/04/19	22,082
NOK	2,905,000	USD	342,033	MS	02/04/19	2,408
NZD	251,000	USD	171,288	MS	02/04/19	2,204
SEK	6,160,000	USD	678,148	MS	02/04/19	2,639
SGD	366,000	USD	270,782	MS	02/04/19	1,095

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,217,681	AUD	1,670,000	MS	02/04/19	$3,757
USD	1,490,418	CHF	1,468,000	MS	02/04/19	14,225
USD	556,689	DKK	3,620,000	MS	02/04/19	1,679
USD	8,060,234	EUR	7,019,000	MS	02/04/19	26,290
USD	3,143,926	GBP	2,390,000	MS	02/04/19	9,203
USD	651,113	HKD	5,102,000	MS	02/04/19	941
USD	5,727,912	JPY	623,369,000	MS	02/04/19	4,993
USD	344,869	NOK	2,905,000	MS	02/04/19	427
USD	174,094	NZD	251,000	MS	02/04/19	602
USD	1,834,968	SEK	16,486,000	MS	02/04/19	12,978
USD	272,190	SGD	366,000	MS	02/04/19	313
USD	46,684	AUD	64,000	MS	03/04/19	142
USD	58,595	CHF	58,000	MS	03/04/19	117
USD	20,645	DKK	134,000	MS	03/04/19	48
USD	265,681	EUR	231,000	MS	03/04/19	655
USD	192,334	GBP	146,000	MS	03/04/19	566
USD	262,548	HKD	2,057,000	MS	03/04/19	80
USD	8,822	ILS	32,000	MS	03/04/19	4
USD	154,977	JPY	16,830,000	MS	03/04/19	131
USD	16,761	NOK	141,000	MS	03/04/19	20
USD	2,776	NZD	4,000	MS	03/04/19	10
USD	74,661	SEK	674,000	MS	03/04/19	9
USD	10,418	SGD	14,000	MS	03/04/19	13

						147,740

AUD	1,670,000	USD	1,217,681	MS	02/04/19	(3,757)
CHF	934,000	USD	942,685	MS	02/04/19	(3,472)
DKK	1,900,000	USD	291,994	MS	02/04/19	(690)
EUR	4,025,000	USD	4,617,911	MS	02/04/19	(10,897)
GBP	2,390,000	USD	3,143,925	MS	02/04/19	(9,203)
HKD	5,102,000	USD	650,450	MS	02/04/19	(278)
JPY	712,853,000	USD	6,549,782	MS	02/04/19	(5,343)
NOK	2,905,000	USD	344,869	MS	02/04/19	(427)
NZD	251,000	USD	174,094	MS	02/04/19	(602)
SEK	10,326,000	USD	1,144,178	MS	02/04/19	(2,976)
SGD	366,000	USD	272,190	MS	02/04/19	(313)
USD	1,180,240	AUD	1,670,000	MS	02/04/19	(33,683)
USD	305	DKK	2,000	MS	02/04/19	(1)
USD	3,420	EUR	3,000	MS	02/04/19	(14)
USD	3,037,600	GBP	2,390,000	MS	02/04/19	(97,122)
USD	231,077	ILS	869,000	MS	02/04/19	(7,965)
USD	5,656,639	JPY	622,427,000	MS	02/04/19	(57,633)
USD	334,030	NOK	2,905,000	MS	02/04/19	(10,411)
USD	168,598	NZD	251,000	MS	02/04/19	(4,893)
USD	268,042	SGD	366,000	MS	02/04/19	(3,834)
USD	932,517	AUD	1,294,000	MS	03/04/19	(8,493)
USD	537,157	CHF	534,000	MS	03/04/19	(1,247)
USD	219,873	DKK	1,431,000	MS	03/04/19	(82)
USD	2,874,281	EUR	2,506,000	MS	03/04/19	(852)
USD	2,369,691	GBP	1,806,000	MS	03/04/19	(2,452)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,807	HKD	22,000	MS	03/04/19	$—
USD	177,762	ILS	651,000	MS	03/04/19	(1,624)
USD	3,987,734	JPY	435,303,000	MS	03/04/19	(17,299)
USD	282,755	NOK	2,395,000	MS	03/04/19	(1,591)
USD	134,168	NZD	196,000	MS	03/04/19	(1,396)
USD	679,639	SEK	6,160,000	MS	03/04/19	(2,651)
USD	218,561	SGD	295,000	MS	03/04/19	(713)

						(291,914)

	Net unrealized depreciation					$(144,174)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$147,740

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$291,914

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$605,129

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(172,972)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$45,631,943
Average amounts sold — in USD	$66,386,528

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$147,740	$291,914

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$147,740	$291,914
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$147,740	$291,914

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets

Morgan Stanley & Co. International PLC	$147,740	$(147,740)		$—

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offse	t(a)	Liabilities	(b)

Morgan Stanley & Co. International PLC	$291,914	$(147,740)		$144,174

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$13,608,470	$—	$—	$13,608,470
Money Market Funds	6,299,934	—	—	6,299,934

	$19,908,404	$—	$—	$19,908,404

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$147,740	$—	$147,740
Liabilities
Forward Foreign Currency Exchange Contracts	—	(291,914)	—	(291,914)

	$—	$(144,174)	$—	$(144,174)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
AGL Energy Ltd.	130,820	$2,043,198
Alumina Ltd.	765,508	1,356,353
Amcor Ltd./Australia	257,842	2,566,275
AMP Ltd.	590,800	973,567
APA Group	153,608	1,028,190
Aristocrat Leisure Ltd.	117,738	2,114,452
ASX Ltd.	63,300	2,940,547
Aurizon Holdings Ltd.	617,462	1,980,979
Australia & New Zealand Banking Group Ltd.	530,912	9,689,475
Bank of Queensland Ltd.	134,196	995,124
Bendigo & Adelaide Bank Ltd.	151,498	1,190,810
BHP Group Ltd.	570,544	14,489,703
BHP Group PLC	416,514	9,260,664
BlueScope Steel Ltd.	105,500	957,720
Boral Ltd.	361,654	1,305,315
Brambles Ltd.	393,304	3,051,314
CIMIC Group Ltd.	8,862	289,550
Coles Group Ltd.(a)	215,540	1,966,084
Commonwealth Bank of Australia	320,298	16,327,150
Computershare Ltd.	154,030	1,995,766
Crown Resorts Ltd.	128,293	1,117,861
CSL Ltd.	85,244	12,102,950
Fortescue Metals Group Ltd.	406,333	1,673,969
Goodman Group	347,728	2,956,345
Insurance Australia Group Ltd.(a)	569,032	2,941,709
James Hardie Industries PLC	86,510	966,997
LendLease Group	86,088	767,690
Macquarie Group Ltd.	71,740	6,092,978
Medibank Pvt Ltd.	692,080	1,322,131
Mirvac Group	1,060,908	1,856,546
National Australia Bank Ltd.	505,135	8,788,095
Newcrest Mining Ltd.	154,547	2,755,220
Oil Search Ltd.	266,409	1,517,109
Orica Ltd.	100,436	1,255,944
Origin Energy Ltd.(a)	399,643	2,086,422
QBE Insurance Group Ltd.	308,168	2,411,038
Rio Tinto Ltd.	73,428	4,660,659
Santos Ltd.	404,911	1,910,208
Scentre Group	1,097,200	3,176,093
Seek Ltd.	81,446	1,008,974
Sonic Healthcare Ltd.	117,316	1,969,153
South32 Ltd.	1,121,254	2,885,995
Stockland	448,586	1,236,387
Suncorp Group Ltd.	297,074	2,811,617
Sydney Airport	392,882	1,879,243
Tabcorp Holdings Ltd.	330,187	1,119,515
Telstra Corp. Ltd.	732,172	1,660,315
Transurban Group	608,653	5,401,038
Treasury Wine Estates Ltd.	156,140	1,758,974
Washington H Soul Pattinson & Co. Ltd.	23,210	445,259
Wesfarmers Ltd.	223,660	5,252,861
Westpac Banking Corp.	630,890	11,293,329
Woodside Petroleum Ltd.	169,644	4,245,244
Woolworths Group Ltd.	271,768	5,819,948

		185,670,052

Austria — 0.1%
Erste Group Bank AG	57,814	2,016,695
OMV AG	29,962	1,492,087

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	37,980	$1,005,829
voestalpine AG	24,066	769,893

		5,284,504

Belgium — 0.7%
Ageas	59,530	2,771,925
Anheuser-Busch InBev SA/NV	145,590	11,127,679
Groupe Bruxelles Lambert SA	21,522	2,031,444
KBC Group NV	50,769	3,453,349
Solvay SA	17,794	1,941,317
UCB SA	31,716	2,752,729
Umicore SA	46,003	1,945,169

		26,023,612

Brazil — 1.2%
Ambev SA	928,400	4,462,579
B2W Cia. Digital(a)	42,200	579,225
B3 SA - Brasil, Bolsa, Balcao	486,571	4,203,467
BancodoBrasil SA	168,800	2,403,088
BB Seguridade Participacoes SA	127,200	1,084,559
BR Malls Participacoes SA	234,255	935,657
BRF SA(a)	84,459	545,779
CCR SA	337,600	1,379,018
Cia. de Saneamento Basico do Estado de Sao Paulo	84,400	1,004,839
Cia. Siderurgica Nacional SA(a)	211,000	590,809
Cielo SA	259,224	849,658
Embraer SA	168,800	896,177
Engie Brasil Energia SA	53,500	614,630
Hypera SA	84,400	737,932
JBSSA	126,600	524,430
Klabin SA, NVS	126,600	646,067
Kroton Educacional SA	345,044	1,082,643
Localiza Rent a Car SA	84,400	771,528
Lojas Renner SA	184,000	2,298,232
Natura CosmeticosSA	42,200	549,453
Petrobras Distribuidora SA	84,400	617,454
Petroleo Brasileiro SA	633,000	5,134,828
Raia Drogasil SA	42,200	718,239
Rumo SA(a)	253,200	1,365,812
Suzano Papel e Celulose SA	126,600	1,598,660
TIM Participacoes SA	173,460	590,454
Ultrapar Participacoes SA	84,400	1,325,266
Vale SA	644,499	8,050,045

		45,560,528

Canada — 6.8%
Agnico Eagle Mines Ltd.	48,952	2,130,212
Alimentation Couche-Tard Inc., Class B	89,177	4,846,916
ARC Resources Ltd.	93,684	677,681
Aurora Cannabis Inc.(a)(b)	134,618	953,284
Bank of Montreal	122,392	8,963,422
Bank of Nova Scotia (The)	223,238	12,714,690
Barrick Gold Corp.	224,670	3,009,172
Barrick Gold Corp., New	115,267	1,526,015
Bausch Health Companies Inc.(a)	63,722	1,565,272
BCE Inc.	32,916	1,431,882
BlackBerry Ltd.(a)	118,582	955,302
Bombardier Inc., Class B(a)	479,814	727,046
Brookfield Asset Management Inc., Class A	159,094	6,849,292
Cameco Corp.	100,858	1,222,614
Canadian Imperial Bank of Commerce	82,768	7,021,383
Canadian National Railway Co.	146,856	12,261,296

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canadian Natural Resources Ltd.	229,146	$6,153,948
Canadian Pacific Railway Ltd.	29,118	5,971,041
Canadian Tire Corp. Ltd., Class A, NVS	13,504	1,536,719
Canadian Utilities Ltd., Class A, NVS	42,622	1,096,300
Canopy Growth Corp.(a)(b)	38,824	1,904,395
CCL Industries Inc., Class B, NVS	31,690	1,336,805
Cenovus Energy Inc.	203,404	1,589,070
CGI Group Inc.(a)	40,512	2,679,721
Constellation Software Inc./Canada	4,642	3,466,107
Dollarama Inc.	77,226	2,079,863
Empire Co. Ltd., Class A, NVS	46,842	1,053,615
Enbridge Inc.	359,966	13,159,193
Encana Corp.	211,844	1,454,986
Fairfax Financial Holdings Ltd.	6,330	2,995,821
Finning International Inc.	61,190	1,160,155
First Quantum Minerals Ltd.	149,010	1,725,761
Fortis Inc./Canada	81,536	2,909,295
Franco-Nevada Corp.	41,778	3,242,543
George Weston Ltd.	19,004	1,381,057
Gildan Activewear Inc.	62,034	2,100,550
Goldcorp Inc.	165,530	1,852,807
Great-West Lifeco Inc.	65,447	1,405,319
H&R Real Estate Investment Trust	116,894	1,975,084
Husky Energy Inc.	84,822	1,006,910
Imperial Oil Ltd.	68,786	1,952,594
Kinross Gold Corp.(a)	313,968	1,049,508
Loblaw Companies Ltd.	34,498	1,671,444
Lundin Mining Corp.	222,041	1,014,426
Magna International Inc.	68,786	3,642,259
Manulife Financial Corp.	395,864	6,363,123
Metro Inc.	52,750	1,918,730
National Bank of Canada	63,320	2,979,651
Nutrien Ltd.	122,380	6,343,110
Onex Corp.	22,501	1,272,652
Open Text Corp.	67,520	2,401,477
Pembina Pipeline Corp.	102,191	3,643,176
Power Corp. of Canada	99,618	1,981,285
Power Financial Corp.	61,212	1,256,587
PrairieSky Royalty Ltd.	66,676	963,611
Restaurant Brands International Inc.	40,991	2,570,638
RioCan REIT	31,247	593,153
Rogers Communications Inc., Class B, NVS	75,116	4,065,518
Royal Bank of Canada	266,704	20,311,988
Saputo Inc.	65,072	1,908,607
Seven Generations Energy Ltd., Class A(a)	63,300	491,632
Shaw Communications Inc., Class B, NVS	85,244	1,731,752
Shopify Inc., Class A(a)(b)	18,990	3,198,209
SNC-Lavalin Group Inc.	47,689	1,327,942
Sun Life Financial Inc.	136,728	4,934,826
Suncor Energy Inc.	319,594	10,313,252
Teck Resources Ltd., Class B	107,610	2,622,036
TELUS Corp.	49,240	1,725,443
Thomson Reuters Corp.	45,154	2,362,393
Toronto-Dominion Bank (The)	333,035	18,765,392
Tourmaline Oil Corp.	52,792	720,348
TransCanada Corp.	167,534	7,128,455
Turquoise Hill Resources Ltd.(a)	263,439	441,305
Vermilion Energy Inc.	33,760	827,741
Wheaton Precious Metals Corp.	89,886	1,894,498

		258,481,305

Security	Shares	Value

Chile — 0.3%
Aguas Andinas SA, Class A	1,815,923	$1,077,577
Banco de Chile	3,156,377	502,755
Banco de Credito e Inversiones SA	12,898	922,970
Banco Santander Chile	11,978,892	970,151
Cencosud SA	211,844	429,734
Colbun SA	2,675,058	610,220
Empresas CMPC SA	274,300	995,271
Empresas COPEC SA	61,190	843,121
Enel Americas SA	6,639,748	1,362,146
Enel Chile SA	9,093,261	961,977
Itau CorpBanca	34,794,744	351,048
Latam Airlines Group SA	73,428	881,230
SACI Falabella	143,365	1,155,603

		11,063,803

China — 8.1%
3SBio Inc.(c)	422,000	704,525
51job Inc., ADR(a)	11,394	793,478
58.com Inc., ADR(a)	20,678	1,310,985
AAC Technologies Holdings Inc.(b)	122,000	754,075
Agricultural Bank of China Ltd., Class A	928,400	514,870
Agricultural Bank of China Ltd., Class H	5,556,000	2,612,772
Air China Ltd., Class H	850,000	842,775
Alibaba Group Holding Ltd., ADR(a)(b)	247,292	41,666,229
Alibaba Health Information Technology Ltd.(a)	844,000	772,289
Alibaba Pictures Group Ltd.(a)(b)	4,220,000	731,416
Aluminum Corp. of China Ltd., Class H(a)	844,000	310,852
Anhui Conch Cement Co. Ltd., Class H	260,000	1,404,922
ANTA Sports Products Ltd.	423,000	2,185,970
Autohome Inc., ADR(a)	14,348	1,038,508
AviChina Industry & Technology Co. Ltd., Class H(b)	1,278,000	848,558
BAIC Motor Corp. Ltd., Class H(c)	422,000	274,281
Baidu Inc., ADR(a)(b)	52,750	9,106,233
Bank of China Ltd., Class H	15,192,000	7,008,684
Bank of Communications Co. Ltd., Class A	675,200	629,118
Bank of Communications Co. Ltd., Class H	1,724,800	1,461,751
Beijing Capital International Airport Co. Ltd., Class H	850,000	794,028
Beijing Enterprises Water Group Ltd.(b)	1,688,000	974,504
Brilliance China Automotive Holdings Ltd.(b)	850,000	799,444
BYD Co. Ltd., Class H	106,000	622,083
China Communications Construction Co. Ltd., Class H	844,000	844,355
China Conch Venture Holdings Ltd.	422,000	1,406,362
China Construction Bank Corp., Class H	18,146,050	16,211,122
China Everbright International Ltd.(b)	1,081,037	1,085,625
China Everbright Ltd.	844,000	1,585,451
China Evergrande Group(b)	422,000	1,320,313
China First Capital Group Ltd.(a)	844,000	438,849
China Galaxy Securities Co. Ltd., Class H	844,000	435,623
China Gas Holdings Ltd.(b)	337,600	1,073,460
China Hongqiao Group Ltd.(b)	422,000	268,903
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	2,372
China International Capital Corp. Ltd., Class H(c)	168,800	336,021
China Jinmao Holdings Group Ltd.	1,892,000	954,837
China Life Insurance Co. Ltd., Class H	1,688,000	4,160,465
China Longyuan Power Group Corp. Ltd., Class H	844,000	630,308
China Mengniu Dairy Co. Ltd.	422,000	1,304,179
China Merchants Bank Co. Ltd., Class A	126,600	551,296
China Merchants Bank Co. Ltd., Class H	633,093	2,759,349
China Merchants Port Holdings Co. Ltd.	844,000	1,667,198
China Minsheng Banking Corp. Ltd., Class A	723,498	641,762
China Minsheng Banking Corp. Ltd., Class H	1,267,240	967,383

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Mobile Ltd.	1,266,000	$13,278,423
China Molybdenum Co. Ltd., Class H	1,266,000	511,453
China National Building Material Co. Ltd., Class H	848,000	673,282
China Overseas Land & Investment Ltd.	844,000	3,173,054
China Pacific Insurance Group Co. Ltd., Class H	590,800	2,066,787
China Petroleum & Chemical Corp., Class A	548,698	468,714
China Petroleum & Chemical Corp., Class H	5,065,000	4,240,897
China Resources Beer Holdings Co. Ltd.	844,000	2,957,931
China Resources Land Ltd.	945,333	3,674,495
China Shenhua Energy Co. Ltd., Class H	633,000	1,597,283
China State Construction International Holdings Ltd.	850,000	808,110
China Taiping Insurance Holdings Co. Ltd.	337,600	925,026
China Telecom Corp. Ltd., Class H	2,532,000	1,368,178
China Tower Corp. Ltd., Class H(a)(c)	8,440,000	1,807,027
China Unicom Hong Kong Ltd.	1,688,000	1,925,344
China Vanke Co. Ltd., Class A	86,800	359,089
China Vanke Co. Ltd., Class H	253,200	1,019,680
CIFI Holdings Group Co. Ltd.	844,000	553,940
CITIC Ltd.	1,045,000	1,579,479
CITIC Securities Co. Ltd., Class H	422,000	857,262
CNOOC Ltd.	3,376,000	5,644,809
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,055,000	424,867
Country Garden Holdings Co. Ltd.	1,688,828	2,384,724
CRRC Corp. Ltd., Class H	844,000	847,582
CSPC Pharmaceutical Group Ltd.	844,000	1,447,773
Ctrip.com International Ltd., ADR(a)(b)	78,914	2,627,836
Dongfeng Motor Group Co. Ltd., Class H	844,000	883,077
ENN Energy Holdings Ltd.	126,600	1,208,449
Fosun International Ltd.	722,000	1,076,554
Fullshare Holdings Ltd.(b)	3,165,000	717,971
GDS Holdings Ltd., ADR(a)(b)	16,458	467,407
Geely Automobile Holdings Ltd.	844,000	1,426,261
GOME Retail Holdings Ltd.(a)(b)	4,747,320	411,406
Great Wall Motor Co. Ltd., Class H(b)	676,500	458,662
Guangdong Investment Ltd.	844,000	1,609,115
Guangzhou Automobile Group Co. Ltd., Class H	1,194,028	1,290,397
Guangzhou R&F Properties Co. Ltd., Class H	338,000	671,115
Haitong Securities Co. Ltd., Class H	506,400	569,214
Hanergy Thin Film Power Group Ltd.(a)(d)	7,401	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	126,899	568,111
Hengan International Group Co. Ltd.	211,000	1,656,442
HengTen Networks Group Ltd.(a)	10,128,000	329,137
Huaneng Power International Inc., Class H	844,000	529,201
Huazhu Group Ltd., ADR(b)	27,430	870,903
Hutchison China MediTech Ltd., ADR, NVS(a)(b)	13,504	306,541
Industrial & Commercial Bank of China Ltd., Class H	13,082,285	10,103,438
Industrial Bank Co. Ltd., Class A	380,342	929,904
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	126,699	456,719
Inner Mongolia Yitai Coal Co. Ltd., Class B	506,400	586,918
JD.com Inc., ADR(a)	134,618	3,345,257
Jiangxi Copper Co. Ltd., Class H	422,000	534,579
Kunlun Energy Co. Ltd.	844,000	899,211
Legend Holdings Corp., Class H(c)	84,400	219,963
Lenovo Group Ltd.	1,688,000	1,226,197
Longfor Group Holdings Ltd.	422,000	1,304,179
Luye Pharma Group Ltd.(b)(c)	422,000	313,541
Meitu Inc.(a)(c)	844,000	287,188
Midea Group Co. Ltd., Class A	84,400	547,710
Momo Inc., ADR(a)	30,384	924,585
NetEase Inc., ADR	14,770	3,721,006

Security	Shares	Value

China (continued)
New China Life Insurance Co. Ltd., Class H	211,000	$892,757
New Oriental Education & Technology Group Inc., ADR(a)	30,384	2,340,783
Noah Holdings Ltd., ADR(a)	13,082	614,854
PetroChina Co. Ltd., Class H	4,224,000	2,723,876
PICC Property & Casualty Co. Ltd., Class H	1,252,285	1,291,114
Ping An Insurance Group Co. of China Ltd., Class A	42,200	396,219
Ping An Insurance Group Co. of China Ltd., Class H	1,055,000	10,204,863
Semiconductor Manufacturing International Corp.(a)(b)	732,800	690,149
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	258,460	351,506
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	337,600	718,508
Shimao Property Holdings Ltd.	422,500	1,195,343
Shui On Land Ltd.	2,954,000	730,340
Sihuan Pharmaceutical Holdings Group Ltd.	1,688,000	354,952
SINA Corp./China(a)	13,082	803,496
Sino Biopharmaceutical Ltd.	1,688,000	1,419,807
Sino-Ocean Group Holding Ltd.	1,106,000	541,252
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,060,000	501,179
Sinopharm Group Co. Ltd., Class H	337,600	1,508,007
SOHO China Ltd.(a)	897,000	362,380
Sun Art Retail Group Ltd.	633,000	626,006
Sunac China Holdings Ltd.	422,000	1,667,198
Sunny Optical Technology Group Co. Ltd.(b)	168,800	1,658,593
TAL Education Group, Class A, ADR(a)	67,520	2,095,146
Tencent Holdings Ltd.	1,097,200	48,381,001
Tingyi Cayman Islands Holding Corp.	844,000	1,174,568
Vipshop Holdings Ltd., ADR(a)	92,418	710,694
Want Want China Holdings Ltd.	1,688,000	1,361,724
Weibo Corp., ADR(a)(b)	12,660	767,956
Wuxi Biologics Cayman Inc.(a)(c)	211,000	1,813,750
Yanzhou Coal Mining Co. Ltd., Class H	844,000	770,138
Yum China Holdings Inc.	76,804	2,799,506
YY Inc., ADR(a)	11,394	791,085
Zhuzhou CRRC Times Electric Co. Ltd., Class H	168,800	935,782
Zijin Mining Group Co. Ltd., Class A	357,900	159,000
ZTE Corp., Class H(a)	84,400	169,731

		308,004,249

Colombia — 0.0%
Cementos Argos SA	286,960	746,433
Ecopetrol SA	850,330	799,334

		1,545,767

Czech Republic — 0.1%
CEZ AS	37,980	959,461
Komercni Banka AS	29,962	1,209,450

		2,168,911

Denmark — 1.1%
AP Moller - Maersk A/S, Class A	1,266	1,582,767
AP Moller - Maersk A/S, Class B, NVS	844	1,123,535
Carlsberg A/S, Class B	22,131	2,535,224
Chr Hansen Holding A/S	18,300	1,738,063
Coloplast A/S, Class B	27,852	2,547,682
Danske Bank A/S	141,370	2,618,003
DSV A/S	32,916	2,627,452
Genmab A/S(a)	13,082	1,904,328
H Lundbeck A/S	16,458	722,625
Novo Nordisk A/S, Class B	346,462	16,197,228
Novozymes A/S, Class B	61,351	2,565,524
Pandora A/S	22,155	961,529

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Tryg A/S	85,818	$2,193,292
Vestas Wind Systems A/S	41,778	3,454,266
William Demant Holding A/S(a)	34,182	1,080,056

		43,851,574

Egypt — 0.0%
Commercial International Bank Egypt SAE	184,599	866,436
EISewedy Electric Co.	187,530	187,424

		1,053,860

Finland — 0.9%
Fortum OYJ	86,584	1,969,132
Kone OYJ, Class B	79,758	3,879,460
Metso OYJ	29,962	880,125
Neste OYJ	26,586	2,444,758
Nokia OYJ	1,101,005	6,958,519
Nokian Renkaat OYJ	33,760	1,124,174
Nordea Bank Abp	556,196	5,051,549
Orion OYJ, Class B	21,522	761,360
Sampo OYJ, Class A	93,752	4,299,800
Stora Enso OYJ, Class R	107,610	1,444,064
UPM-Kymmene OYJ	98,326	2,849,938
Wartsila OYJ Abp	78,492	1,281,183

		32,944,062

France — 7.3%
Accor SA, NVS	35,531	1,550,484
Aeroports de Paris, NVS	8,018	1,538,282
Air Liquide SA	84,938	10,326,106
Airbus SE	115,628	13,296,919
Alstom SA, NVS	44,310	1,788,674
Amundi SA(c)	10,972	632,009
Arkema SA, NVS	11,038	1,050,227
Atos SE	18,568	1,698,502
AXA SA, NVS	372,226	8,646,853
BNP Paribas SA	201,716	9,481,715
Bouygues SA, NVS	52,416	1,859,675
Bureau Veritas SA, NVS	48,952	1,089,697
Capgemini SE	35,912	3,975,672
Carrefour SA, NVS	123,224	2,443,984
Casino Guichard Perrachon SA, NVS(b)	10,578	522,043
Cie. de Saint-Gobain, NVS	106,344	3,675,374
Cie. Generale des Etablissements Michelin SCA, NVS	35,448	3,857,597
CNP Assurances, NVS	47,754	1,087,139
Covivio	4,398	450,651
Credit Agricole SA	213,954	2,444,949
Danone SA, NVS	108,111	7,877,297
Dassault Systemes SE, NVS	27,531	3,460,732
Edenred, NVS	48,108	1,956,341
Eiffage SA, NVS	12,660	1,190,028
Electricite de France SA, NVS	104,656	1,732,862
Engie SA	281,896	4,523,608
EssilorLuxottica SA, NVS	61,812	7,847,979
Eurofins Scientific SE, NVS	2,532	1,021,518
Eutelsat Communications SA	37,558	797,274
Gecina SA	12,662	1,862,619
Getlink SE, NVS	136,728	2,005,035
Hermes International, NVS	6,013	3,618,158
Iliad SA, NVS	6,330	727,062
Ingenico Group SA, NVS	11,816	645,509
Ipsen SA, NVS	8,862	1,118,557
Kering SA, NVS	16,036	8,050,219

Security	Shares	Value

France (continued)
Legrand SA	73,496	$4,365,074
L’Oreal SA	51,484	12,411,719
LVMH Moet Hennessy Louis Vuitton SE, NVS	51,062	16,390,852
Natixis SA	256,998	1,318,758
Orange SA, NVS	400,900	6,242,370
Pernod Ricard SA, NVS	40,512	6,740,394
Peugeot SA, NVS	111,830	2,821,741
Publicis Groupe SA, NVS	43,466	2,658,340
Remy Cointreau SA, NVS	8,440	982,974
Renault SA, NVS	34,182	2,425,888
Safran SA, NVS	64,144	8,427,430
Sanofi, NVS	217,752	18,944,343
Schneider Electric SE, NVS	85,244	6,072,243
SCOR SE	46,420	1,955,876
SES SA	75,960	1,553,196
Societe Generale SA, NVS	144,324	4,494,506
Sodexo SA, NVS	16,880	1,762,574
STMicroelectronics NV	138,416	2,202,114
Suez	68,364	877,399
Teleperformance, NVS	11,394	1,965,028
Thales SA, NVS	22,366	2,480,668
TOTAL SA, NVS	442,678	24,371,474
Ubisoft Entertainment SA, NVS(a)	18,146	1,613,676
Unibail-Rodamco-Westfield	20,859	3,761,570
Unibail-Rodamco-Westfield, New(a)	6,590	1,188,396
Valeo SA, NVS	55,282	1,729,826
Veolia Environnement SA, NVS	100,940	2,133,470
Vinci SA	100,436	8,860,054
Vivendi SA, NVS	232,100	5,923,025
Wendel SA, NVS	7,596	928,257

		277,454,585

Germany — 5.5%
1&1 Drillisch AG(b)	13,082	544,597
adidas AG	37,136	8,850,447
Allianz SE, Registered	80,180	17,013,103
BASF SE	172,176	12,608,488
Bayer AG, Registered	176,818	13,431,301
Bayerische Motoren Werke AG	56,970	4,802,095
Brenntag AG	32,996	1,561,776
Commerzbank AG(a)	218,433	1,569,262
Continental AG	19,987	3,156,875
Covestro AG(c)	37,136	2,053,031
Daimler AG,Registered	172,176	10,206,119
Delivery Hero SE(a)(c)	25,320	935,520
Deutsche Bank AG, Registered	395,414	3,514,497
Deutsche Boerse AG	39,246	5,235,064
Deutsche Lufthansa AG, Registered	49,796	1,260,473
Deutsche Post AG, Registered	183,992	5,438,491
Deutsche Telekom AG, Registered	630,890	10,272,346
Deutsche Wohnen SE	95,372	4,770,252
E.ON SE	436,770	4,851,341
Fresenius Medical Care AG & Co. KGaA	47,686	3,521,604
Fresenius SE & Co. KGaA	85,244	4,430,938
GEA Group AG	43,888	1,209,630
HeidelbergCement AG	30,384	2,104,398
Henkel AG & Co. KGaA	16,036	1,472,960
HUGO BOSS AG	16,880	1,213,271
Infineon Technologies AG	248,558	5,537,309
Innogy SE(a)	27,445	1,177,792
KION Group AG	13,082	756,851

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
LANXESS AG	22,788	$1,255,631
Merck KGaA	27,432	2,882,649
METRO AG	48,108	815,050
MTU Aero Engines AG	10,972	2,369,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	31,668	7,067,631
OSRAM Licht AG	22,371	952,599
ProSiebenSat.1 Media SE	65,832	1,180,673
Puma SE	2,271	1,267,750
QIAGEN NV(a)	52,328	1,933,408
RWE AG	108,974	2,705,913
SAP SE	187,790	19,447,030
Siemens AG, Registered	145,168	15,954,358
thyssenkrupp AG	87,354	1,550,625
TUI AG	88,624	1,345,338
Uniper SE	35,870	1,040,088
United Internet AG, Registered	27,852	1,105,454
Volkswagen AG	8,018	1,398,438
Vonovia SE	99,592	5,006,466
Wirecard AG	25,742	4,274,097
Zalando SE(a)(c)	27,430	838,797

		207,891,229

Greece — 0.1%
Alpha Bank AE(a)	326,382	326,944
Hellenic Telecommunications Organization SA	19,122	240,260
JUMBO SA	59,280	971,337
OPAP SA	46,296	452,868
Titan Cement Co. SA	14,274	322,005

		2,313,414

Hong Kong — 2.7%
AIA Group Ltd.	2,278,800	20,474,263
ASM Pacific Technology Ltd.	84,400	906,203
Bank of East Asia Ltd. (The)	508,200	1,706,586
BOC Hong Kong Holdings Ltd.	850,000	3,260,606
CK Asset Holdings Ltd.	463,060	3,880,127
CK Hutchison Holdings Ltd.	463,060	4,659,103
CLP Holdings Ltd.	422,500	4,891,754
Galaxy Entertainment Group Ltd.	422,000	2,904,151
Hang Seng Bank Ltd.	168,800	3,863,596
Henderson Land Development Co. Ltd.	422,925	2,395,786
Hong Kong & China Gas Co. Ltd.	2,110,697	4,578,238
Hong Kong Exchanges & Clearing Ltd.	256,500	7,976,092
Jardine Matheson Holdings Ltd.	42,200	2,819,804
Jardine Strategic Holdings Ltd.	42,200	1,615,416
Link REIT	633,000	6,937,694
Melco Resorts & Entertainment Ltd., ADR	49,266	1,063,160
MTR Corp. Ltd.	422,000	2,355,589
New World Development Co. Ltd.	1,393,000	2,183,580
Power Assets Holdings Ltd.	435,000	2,924,319
Sands China Ltd.	506,400	2,407,218
SJM Holdings Ltd.	422,000	442,076
Sun Hung Kai Properties Ltd.	423,000	7,072,731
Swire Pacific Ltd., Class A	212,500	2,510,450
Techtronic Industries Co. Ltd.	211,000	1,222,164
WH Group Ltd.(c)	1,575,500	1,349,276
Wharf Holdings Ltd. (The)	422,000	1,271,911
Wharf Real Estate Investment Co. Ltd.	422,000	2,877,261
Wynn Macau Ltd.	338,000	820,156

		101,369,310

Security	Shares	Value

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	87,776	$1,051,879
OTP Bank Nyrt	50,640	2,089,620

		3,141,499

Indonesia — 0.6%
Adaro Energy Tbk PT	2,827,400	281,273
Astra International Tbk PT	2,911,800	1,760,938
Bank Central Asia Tbk PT	2,321,000	4,680,206
Bank Mandiri Persero Tbk PT	4,642,084	2,475,114
Bank Rakyat Indonesia Persero Tbk PT	12,731,100	3,507,943
Bank Tabungan Negara Persero Tbk PT	1,814,600	355,842
Charoen Pokphand Indonesia Tbk PT	1,772,400	938,684
Gudang Garam Tbk PT	168,800	1,010,565
Indah Kiat Pulp & Paper Corp. Tbk PT	675,200	628,205
Indocement Tunggal Prakarsa Tbk PT	295,400	406,446
Kalbe Farma Tbk PT	7,005,600	802,216
Perusahaan Gas Negara Persero Tbk PT	3,249,700	597,726
Semen Indonesia Persero Tbk PT	1,055,200	957,213
Telekomunikasi Indonesia Persero Tbk PT	10,465,600	2,921,155
Unilever Indonesia Tbk PT	422,000	1,510,109
United Tractors Tbk PT	379,845	699,339

		23,532,974

Ireland — 0.4%
AIB Group PLC	149,388	668,519
Bank of Ireland Group PLC	181,917	1,091,713
CRH PLC	149,123	4,294,889
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	48,108	4,926,734
Kingspan Group PLC	25,742	1,054,494
Paddy Power Betfair PLC	16,458	1,349,314
Smurfit Kappa Group PLC	39,246	1,133,926

		14,519,590

Israel — 0.4%
Bank Hapoalim BM	203,539	1,377,561
Bank Leumi Le-Israel BM	367,091	2,423,867
Bezeq The Israeli Telecommunication Corp. Ltd.	608,365	487,764
Check Point Software Technologies Ltd.(a)	24,660	2,759,947
Elbit Systems Ltd.	6,752	834,789
Israel Chemicals Ltd.	109,298	633,241
Nice Ltd.(a)	20,678	2,277,098
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	186,102	3,694,125
Wix.com Ltd.(a)	8,440	922,914

		15,411,306

Italy — 1.4%
Assicurazioni Generali SpA	227,036	3,984,537
Atlantia SpA	97,482	2,308,701
CNH Industrial NV	242,691	2,384,866
Enel SpA	1,382,472	8,353,545
Eni SpA	456,604	7,757,308
Ferrari NV	27,011	3,365,922
Fiat Chrysler Automobiles NV(a)	217,752	3,727,403
Intesa Sanpaolo SpA	2,754,816	6,305,588
Leonardo SpA	65,436	635,065
Mediobanca Banca di Credito Finanziario SpA	129,132	1,125,518
Moncler SpA	37,980	1,433,786
Prysmian SpA	65,122	1,399,584
Snam SpA	367,339	1,757,667
Telecom Italia SpA/Milano(a)	1,971,584	1,099,475
Tenaris SA	93,684	1,178,712
Terna Rete Elettrica Nazionale SpA	639,520	3,942,065

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
UniCredit SpA	402,997	$4,664,880

		55,424,622

Japan — 16.5%
Acom Co. Ltd.	211,000	738,684
Aeon Co. Ltd.	168,800	3,425,478
AEON Financial Service Co. Ltd.	84,400	1,634,024
Aeon Mall Co. Ltd.	44,400	736,804
AGC Inc./Japan	42,200	1,428,898
Aisin Seiki Co. Ltd.	42,300	1,667,435
Ajinomoto Co. Inc.	96,400	1,666,162
Alps Alpine Co. Ltd.	42,200	886,809
ANA Holdings Inc.	42,200	1,554,145
Asahi Group Holdings Ltd.	84,400	3,524,745
Asahi Kasei Corp.	295,400	3,235,476
Astellas Pharma Inc.	427,000	6,314,955
Bandai Namco Holdings Inc.	42,200	1,859,313
Bridgestone Corp.	126,600	4,871,826
Brother Industries Ltd.	42,200	710,378
Canon Inc.	211,000	6,037,435
Casio Computer Co. Ltd.	42,200	561,090
Central Japan Railway Co.	42,200	9,108,500
Chubu Electric Power Co. Inc.	168,800	2,667,018
Chugai Pharmaceutical Co. Ltd.	42,200	2,489,424
Chugoku Electric Power Co. Inc. (The)	84,400	1,153,200
Coca-Cola Bottlers Japan Holdings Inc.	42,200	1,300,937
Concordia Financial Group Ltd.	253,200	1,042,301
Credit Saison Co. Ltd.	84,400	1,108,996
Dai-ichi Life Holdings Inc.	211,000	3,411,325
Daiichi Sankyo Co. Ltd.	137,000	4,742,066
Daikin Industries Ltd.	42,200	4,562,005
Daito Trust Construction Co. Ltd.	4,000	556,648
Daiwa House Industry Co. Ltd.	126,600	4,102,896
Daiwa Securities Group Inc.	422,000	2,100,888
Denso Corp.	84,400	3,868,301
Dentsu Inc.	42,200	2,000,845
Don Quijote Holdings Co. Ltd.	42,200	2,454,525
East Japan Railway Co.	42,200	3,908,628
Eisai Co. Ltd.	42,300	3,272,294
Electric Power Development Co. Ltd.	42,200	1,053,546
FANUC Corp.	42,200	7,119,287
Fast Retailing Co. Ltd.	9,500	4,349,766
FUJIFILM Holdings Corp.	84,400	3,617,808
Fujitsu Ltd.	42,200	2,824,449
Hino Motors Ltd.	84,400	846,094
Hitachi Construction Machinery Co. Ltd.	42,200	1,065,566
Hitachi High-Technologies Corp.	42,200	1,520,022
Hitachi Ltd.	168,800	5,293,709
Honda Motor Co. Ltd.	337,600	10,078,677
Hoya Corp.	84,400	4,884,234
Hulic Co. Ltd.	61,300	564,954
Idemitsu Kosan Co. Ltd.	42,200	1,487,062
IHI Corp.	42,200	1,331,958
Inpex Corp.	211,000	2,027,019
Isetan Mitsukoshi Holdings Ltd.	126,600	1,300,549
Isuzu Motors Ltd.	168,800	2,506,485
ITOCHU Corp.	337,600	6,177,804
Japan Exchange Group Inc.	145,500	2,554,907
Japan Post Holdings Co. Ltd.	295,400	3,629,053
Japan Prime Realty Investment Corp.	422	1,719,719
Japan Retail Fund Investment Corp.	1,207	2,473,224

Security	Shares	Value

Japan (continued)
Japan Tobacco Inc.	211,000	$5,331,710
JFE Holdings Inc.	126,700	2,228,863
JSR Corp.	84,400	1,361,816
JTEKT Corp.	84,400	1,092,710
JXTG Holdings Inc.	675,200	3,681,555
Kakaku.com Inc.	42,200	738,296
Kansai Electric Power Co. Inc. (The)	168,800	2,565,425
Kao Corp.	84,400	5,949,801
Kawasaki Heavy Industries Ltd.	42,200	1,060,526
KDDI Corp.	337,600	8,446,980
Keyence Corp.	17,400	8,931,030
Kikkoman Corp.	42,200	2,237,379
Kintetsu Group Holdings Co. Ltd.	42,200	1,839,925
Kirin Holdings Co. Ltd.	168,800	4,017,201
Kobe Steel Ltd.	84,400	674,704
Komatsu Ltd.	211,000	5,354,006
Konica Minolta Inc.	168,800	1,695,290
Kubota Corp.	191,800	3,020,722
Kuraray Co. Ltd.	126,600	1,943,845
Kurita Water Industries Ltd.	42,200	1,070,220
Kyocera Corp.	42,200	2,370,769
Kyowa Hakko Kirin Co. Ltd.	42,200	806,542
Kyushu Electric Power Co. Inc.	126,600	1,565,778
Lion Corp.	42,200	877,503
M3 Inc.	84,400	1,213,691
Makita Corp.	42,200	1,492,879
Marubeni Corp.	422,000	3,282,782
Mazda Motor Corp.	126,600	1,394,775
Mebuki Financial Group Inc.	379,800	1,064,403
MEIJI Holdings Co. Ltd.	42,990	3,322,116
MINEBEA MITSUMI Inc.	84,400	1,381,979
MISUMI Group Inc.	42,200	961,647
Mitsubishi Chemical Holdings Corp.	381,000	3,266,665
Mitsubishi Corp.	295,400	8,634,268
Mitsubishi Electric Corp.	379,800	4,765,385
Mitsubishi Estate Co. Ltd.	227,000	4,014,164
Mitsubishi Heavy Industries Ltd.	84,500	3,263,379
Mitsubishi Motors Corp.	168,800	1,043,852
Mitsubishi UFJ Financial Group Inc.	2,321,000	12,446,344
Mitsui & Co. Ltd.	337,600	5,498,447
Mitsui Chemicals Inc.	84,400	2,112,520
Mitsui Fudosan Co. Ltd.	211,000	5,112,625
Mitsui OSK Lines Ltd.	42,200	1,051,607
Mizuho Financial Group Inc.	4,684,200	7,721,635
MS & AD Insurance Group Holdings Inc.	104,500	3,105,329
Murata Manufacturing Co. Ltd.	42,200	5,979,270
Nabtesco Corp.	42,500	1,119,613
NEC Corp.	34,200	1,147,018
Nexon Co. Ltd.(a)	84,400	1,288,917
Nidec Corp.	42,200	5,052,522
Nikon Corp.	84,400	1,445,572
Nintendo Co. Ltd.	17,500	5,439,906
Nippon Building Fund Inc.	440	2,846,274
Nippon Paint Holdings Co. Ltd.	42,200	1,411,449
Nippon Steel & Sumitomo Metal Corp.	168,886	3,119,185
Nippon Telegraph & Telephone Corp.	126,600	5,433,691
Nippon Yusen KK	42,200	704,949
Nissan Motor Co. Ltd.	464,200	3,953,143
Nisshin Seifun Group Inc.	84,425	1,699,671
Nissin Foods Holdings Co. Ltd.	42,200	2,679,427

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	42,500	$2,397,776
Nomura Holdings Inc.	718,400	2,917,035
Nomura Real Estate Holdings Inc.	42,500	825,163
Nomura Real Estate Master Fund Inc.	1,266	1,813,557
NSK Ltd.	126,600	1,231,916
NTT DOCOMO Inc.	295,400	7,072,174
Olympus Corp.	42,200	1,733,290
Omron Corp.	42,200	1,725,535
Ono Pharmaceutical Co. Ltd.	85,900	1,871,046
Oriental Land Co. Ltd./Japan	42,200	4,315,777
ORIX Corp.	253,200	3,815,566
Osaka Gas Co. Ltd.	84,400	1,665,045
Otsuka Holdings Co. Ltd.	84,400	3,453,397
Panasonic Corp.	464,200	4,529,821
Rakuten Inc.(a)	211,000	1,587,880
Recruit Holdings Co. Ltd.	253,200	6,776,119
Renesas Electronics Corp.(a)	168,800	969,402
Resona Holdings Inc.	548,600	2,771,985
Ricoh Co. Ltd.	126,600	1,347,081
Rohm Co. Ltd.	42,200	2,962,492
Santen Pharmaceutical Co. Ltd.	126,600	1,743,760
SBI Holdings Inc./Japan	59,000	1,256,657
Secom Co. Ltd.	42,500	3,554,098
Sekisui House Ltd.	126,600	1,891,497
Seven & i Holdings Co. Ltd.	168,800	7,350,392
Seven Bank Ltd.	168,800	502,538
Sharp Corp./Japan	42,200	447,088
Shimano Inc.	8,000	1,118,809
Shin-Etsu Chemical Co. Ltd.	84,400	7,116,185
Shinsei Bank Ltd.	42,200	570,784
Shionogi & Co. Ltd.	42,200	2,592,568
Shiseido Co. Ltd.	84,400	5,021,501
Showa Shell Sekiyu KK	84,400	1,256,345
SMC Corp./Japan	4,600	1,510,227
Softbank Corp.(a)	295,400	3,645,339
SoftBank Group Corp.	168,800	13,224,192
Sompo Holdings Inc.	84,400	3,168,781
Sony Corp.	253,200	12,719,327
Stanley Electric Co. Ltd.	42,200	1,223,385
Subaru Corp.	126,600	2,968,696
SUMCO Corp.	42,200	583,968
Sumitomo Chemical Co. Ltd.	422,000	2,194,726
Sumitomo Corp.	220,600	3,408,425
Sumitomo Dainippon Pharma Co. Ltd.	42,200	987,239
Sumitomo Electric Industries Ltd.	168,800	2,398,688
Sumitomo Heavy Industries Ltd.	42,200	1,425,021
Sumitomo Metal Mining Co. Ltd.	42,200	1,216,018
Sumitomo Mitsui Financial Group Inc.	295,400	10,979,445
Sumitomo Mitsui Trust Holdings Inc.	84,400	3,200,577
Sumitomo Realty & Development Co. Ltd.	42,200	1,610,370
Sumitomo Rubber Industries Ltd.	42,200	585,131
Suzuki Motor Corp.	84,400	4,400,309
Sysmex Corp.	42,200	2,344,789
T&D Holdings Inc.	127,800	1,581,206
Taisei Corp.	42,200	1,981,457
Taiyo Nippon Sanso Corp.	59,000	932,463
Takeda Pharmaceutical Co. Ltd.	307,313	12,393,612
TDK Corp.	42,500	3,346,733
Terumo Corp.	85,000	4,848,663
Tohoku Electric Power Co. Inc.	126,600	1,712,351

Security	Shares	Value

Japan (continued)
Tokio Marine Holdings Inc.	126,600	$6,179,355
Tokyo Electric Power Co. Holdings Inc.(a)	379,800	2,334,707
Tokyo Electron Ltd.	42,500	6,105,738
Tokyo Gas Co. Ltd.	84,400	2,216,828
Tokyu Corp.	84,400	1,442,470
Tokyu Fudosan Holdings Corp.	253,200	1,377,326
Toray Industries Inc.	379,800	2,815,957
Toshiba Corp.	126,700	3,999,031
Toyo Seikan Group Holdings Ltd.	84,400	1,896,925
Toyo Suisan Kaisha Ltd.	42,200	1,514,206
Toyota Industries Corp.	42,300	2,087,209
Toyota Motor Corp.	422,000	25,883,029
Toyota Tsusho Corp.	84,400	2,683,304
Trend Micro Inc./Japan(a)	42,200	2,241,257
Unicharm Corp.	84,400	2,601,099
United Urban Investment Corp.	997	1,591,279
USS Co. Ltd.	84,400	1,476,593
West Japan Railway Co.	42,200	3,078,432
Yahoo Japan Corp.	590,800	1,590,595
Yakult Honsha Co. Ltd.	42,200	2,803,510
Yamada Denki Co. Ltd.(b)	257,600	1,268,709
Yamaha Motor Co. Ltd.	84,400	1,803,863
Yamato Holdings Co. Ltd.	84,400	2,246,298
Yaskawa Electric Corp.	43,400	1,220,289
Yokogawa Electric Corp.	84,400	1,568,104
ZOZO Inc.	42,200	850,359

		627,135,930

Malaysia — 0.6%
Alliance Bank Malaysia Bhd	971,800	1,005,965
Axiata Group Bhd	548,600	537,081
British American Tobacco Malaysia Bhd	42,200	394,801
CIMB Group Holdings Bhd	886,200	1,215,929
Dialog Group Bhd	675,200	494,531
DiGi.Com Bhd(b)	801,800	912,204
Gamuda Bhd	295,400	199,049
Genting Bhd	464,200	786,511
Genting Malaysia Bhd	422,000	338,960
Hartalega Holdings Bhd	379,800	500,713
Hong Leong Bank Bhd	168,800	850,594
Hong Leong Financial Group Bhd	126,600	608,892
IHH Healthcare Bhd	506,400	692,344
IOI Corp. Bhd	687,900	780,941
IOI Properties Group Bhd	1,097,218	417,886
Kuala Lumpur Kepong Bhd(b)	126,600	762,814
Malayan Banking Bhd	548,600	1,277,745
Malaysia Airports Holdings Bhd	319,000	626,162
Maxis Bhd	464,200	651,648
Petronas Chemicals Group Bhd	464,200	957,639
Petronas Dagangan Bhd	84,400	543,572
Petronas Gas Bhd	253,200	1,117,641
PPB Group Bhd	253,200	1,125,058
Public Bank Bhd	473,040	2,861,800
RHB Bank Bhd	314,795	417,318
RHB Bank Bhd, New(a)(d)	141,000	—
Sime Darby Bhd	401,400	219,516
Sime Darby Plantation Bhd	401,400	506,650
Sime Darby Property Bhd	401,400	112,698
Tenaga Nasional Bhd	675,200	2,126,484

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	855,454	$229,736

		23,272,882

Mexico — 0.7%
Alfa SAB de CV, Class A	886,200	1,121,009
America Movil SAB de CV, Series L, NVS	6,161,200	4,957,259
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	548,600	825,426
Cemex SAB de CV, CPO(a)	3,333,808	1,809,848
Fibra Uno Administracion SA de CV	607,700	838,020
Fomento Economico Mexicano SAB de CV	422,000	3,858,229
Grupo Aeroportuario del Sureste SAB de CV, Class B	94,950	1,726,173
Grupo Financiero Banorte SAB de CV, Class O	619,400	3,455,678
Grupo Financiero Inbursa SAB de CV, Class O	717,400	1,044,341
Grupo Mexico SAB de CV, Series B	675,229	1,624,886
Grupo Televisa SAB, CPO	506,400	1,272,370
Industrias Penoles SAB de CV	42,200	578,945
Kimberly-Clark de Mexico SAB de CV, Class A	717,400	1,203,443
Wal-Mart de Mexico SAB de CV	1,223,800	3,228,608

		27,544,235

Netherlands — 2.4%
ABN AMRO Group NV, CVA(c)	81,024	2,019,329
Aegon NV	372,626	1,916,367
AerCap Holdings NV(a)	26,965	1,274,366
Akzo Nobel NV	52,587	4,547,293
ArcelorMittal	124,912	2,894,554
ASML Holding NV	76,037	13,368,234
EXOR NV	28,696	1,837,338
Heineken NV	50,218	4,516,461
ING Groep NV	738,500	8,738,301
Koninklijke Ahold Delhaize NV	248,558	6,565,483
Koninklijke DSM NV	45,576	4,266,321
Koninklijke KPN NV	700,098	2,158,540
Koninklijke Philips NV	201,716	7,952,929
NN Group NV	63,300	2,681,631
NXP Semiconductors NV	67,942	5,912,992
Unilever NV, CVA	292,024	15,629,938
Wolters Kluwer NV	60,346	3,766,873

		90,046,950

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	132,930	1,166,333
Auckland International Airport Ltd.	486,144	2,478,343
Fletcher Building Ltd.(a)	173,058	600,165
Ryman Healthcare Ltd.	91,152	662,578
Spark New Zealand Ltd.	614,432	1,728,120

		6,635,539

Norway — 0.5%
Aker BP ASA	25,320	844,050
DNB ASA	185,258	3,284,654
Equinor ASA	216,908	4,964,666
Gjensidige Forsikring ASA	68,953	1,189,395
Mowi ASA(a)	76,297	1,681,097
Norsk Hydro ASA	295,822	1,366,818
Orkla ASA	192,109	1,548,549
Schibsted ASA, Class B	19,412	616,455
Telenor ASA	115,628	2,188,058
Yara International ASA	36,310	1,500,506

		19,184,248

Pakistan — 0.0%
MCB Bank Ltd.	168,800	253,847

Security	Shares	Value

Peru — 0.1%
Credicorp Ltd.	15,614	$3,790,767

Philippines — 0.2%
Ayala Land Inc.	2,574,200	2,193,331
Bank of the Philippine Islands	772,266	1,348,613
JG Summit Holdings Inc.	844,000	1,047,104
Jollibee Foods Corp.	316,530	1,919,468
Metropolitan Bank & Trust Co.	690,893	1,113,702
SM Prime Holdings Inc.	2,532,000	1,851,261

		9,473,479

Poland — 0.3%
Alior Bank SA(a)	33,338	516,186
Bank Millennium SA(a)	285,694	678,530
Bank Polska Kasa Opieki SA	25,320	754,081
CD Projekt SA(a)	17,724	906,806
Cyfrowy Polsat SA(a)	48,952	312,405
KGHM Polska Miedz SA(a)	27,008	684,791
mBank SA	7,262	878,014
Polski Koncern Naftowy ORLEN SA	66,789	1,883,001
Polskie Gornictwo Naftowe i Gazownictwo SA	338,919	696,337
Powszechna Kasa Oszczednosci Bank Polski SA	166,690	1,773,436
Powszechny Zaklad Ubezpieczen SA	97,482	1,172,309
Santander Bank Polska SA	6,768	681,238

		10,937,134

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	1	—
EDP - Energias de Portugal SA	460,873	1,686,963
Galp Energia SGPS SA	94,106	1,473,413
Jeronimo Martins SGPS SA	70,474	1,000,304

		4,160,680

Qatar — 0.3%
Commercial Bank PQSC (The)	12,660	147,137
Ezdan Holding Group QSC(a)	204,699	875,961
Industries Qatar QSC	21,100	829,558
Masraf Al Rayan QSC	199,363	2,226,971
Ooredoo QPSC	27,589	573,307
Qatar Electricity & Water Co. QSC	9,706	499,530
Qatar Insurance Co. SAQ	29,962	319,841
Qatar Islamic Bank SAQ	14,348	620,666
Qatar National Bank QPSC	73,850	4,003,165

		10,096,136

Russia — 1.0%
Gazprom PJSC, ADR, NVS	1,078,800	5,268,859
LUKOIL PJSC, ADR, NVS, New	90,730	7,276,546
Magnit PJSC, GDR, NVS	93,095	1,482,072
MMC Norilsk Nickel PJSC, ADR, NVS	142,702	2,998,169
Mobile TeleSystems PJSC, ADR, NVS	162,048	1,393,613
Novatek PJSC, GDR, NVS	21,100	3,871,850
PhosAgro PJSC, GDR, NVS	48,952	666,726
Rosneft Oil Co. PJSC, GDR, NVS	262,062	1,637,888
Sberbank of Russia PJSC, ADR	509,354	6,914,481
Surgutneftegas PJSC, ADR, NVS, New	345,209	1,436,069
Tatneft PJSC, ADR	52,328	3,839,829
VTB Bank PJSC, GDR, NVS	580,876	734,808

		37,520,910

Singapore — 0.9%
Ascendas REIT	1,030,716	2,100,295
CapitaLand Commercial Trust	1,137,005	1,589,685
CapitaLand Ltd.	562,100	1,392,030

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
CapitaLand Mall Trust	514,500	$918,306
ComfortDelGro Corp. Ltd.	506,400	877,486
DBS Group Holdings Ltd.	339,000	6,030,476
Genting Singapore Ltd.	1,139,400	932,094
Golden Agri-Resources Ltd.(a)	1,266,000	240,085
Keppel Corp. Ltd.	379,800	1,722,961
Oversea-Chinese Banking Corp. Ltd.	586,475	5,020,137
Sembcorp Industries Ltd.	211,000	406,418
Singapore Airlines Ltd.	168,800	1,211,408
Singapore Exchange Ltd.	168,800	959,084
Singapore Telecommunications Ltd.	1,603,600	3,601,585
Suntec REIT	675,200	969,127
United Overseas Bank Ltd.	244,500	4,580,341
Venture Corp. Ltd.	84,400	1,020,596
Wilmar International Ltd.	379,800	940,567
Yangzijiang Shipbuilding Holdings Ltd.	759,600	790,867

		35,303,548

South Africa — 1.7%
Absa Group Ltd.	41,356	575,899
Anglo American Platinum Ltd.	16,039	771,129
AngloGold Ashanti Ltd.	91,996	1,296,263
Aspen Pharmacare Holdings Ltd.	86,094	942,557
Bid Corp. Ltd.	67,942	1,450,795
Bidvest Group Ltd. (The)	78,492	1,198,378
Clicks Group Ltd.	26,586	394,483
Exxaro Resources Ltd.	54,438	631,473
FirstRand Ltd.	648,614	3,391,660
Fortress REIT Ltd., Series B	142,636	166,713
Foschini Group Ltd. (The)	84,400	1,077,102
Gold Fields Ltd.	205,936	834,297
Growthpoint Properties Ltd.	1,036,859	2,029,181
Investec Ltd.	114,784	753,059
MMI Holdings Ltd./South Africa(a)	596,847	756,966
Mr. Price Group Ltd.	85,666	1,439,602
MTN Group Ltd.	348,578	2,286,115
Naspers Ltd., Class N	85,666	19,625,067
Nedbank Group Ltd.	37,863	815,381
NEPI Rockcastle PLC	84,400	797,825
Old Mutual Ltd.	1,182,049	2,083,506
PSG Group Ltd.	38,824	733,004
Rand Merchant Investment Holdings Ltd.	351,948	977,073
Redefine Properties Ltd.	2,472,920	1,966,037
Reinet Investments SCA	29,962	453,065
Remgro Ltd.	114,079	1,814,260
Resilient REIT Ltd.	43,888	213,685
RMB Holdings Ltd.	245,182	1,542,965
Sanlam Ltd.	268,392	1,701,164
Sappi Ltd.	157,406	925,457
Sasol Ltd.	102,968	3,107,042
Shoprite Holdings Ltd.	87,776	1,082,483
Standard Bank Group Ltd.	265,016	3,894,357
Tiger Brands Ltd.(b)	39,668	825,734
Truworths International Ltd.	159,130	960,536
Vodacom Group Ltd.	26,164	237,743
Woolworths Holdings Ltd./South Africa	215,224	814,672

		64,566,728

South Korea — 3.5%
Amorepacific Corp.	7,596	1,239,090
AMOREPACIFIC Group	10,972	675,488

Security	Shares	Value

South Korea (continued)
BGF retail Co. Ltd.	2,954	$488,506
BNK Financial Group Inc.	107,610	710,856
Celltrion Healthcare Co. Ltd.(a)(b)	10,812	722,970
Celltrion Inc.(a)	16,574	3,262,217
Celltrion Pharm Inc.(a)	4,220	238,564
CJ CheilJedang Corp.	2,969	913,928
CJ Corp.	4,218	456,809
CJ ENM Co. Ltd.	2,110	402,600
Coway Co. Ltd.	13,926	1,043,840
Daelim Industrial Co. Ltd.	8,028	768,420
DB Insurance Co. Ltd.	9,284	579,911
DGB Financial Group Inc.	66,687	520,238
E-MART Inc.	3,376	582,566
Fila Korea Ltd.	11,816	505,497
GS Holdings Corp.	16,626	812,883
Hana Financial Group Inc.	57,000	2,046,600
Hankook Tire Co. Ltd.	14,374	540,002
Hanmi Pharm Co. Ltd.	1,861	725,901
Hanmi Science Co. Ltd.	4,839	318,787
HDC Holdings Co. Ltd.	1	17
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	11,432	506,023
HLB Inc.(a)	9,284	625,803
Hotel Shilla Co. Ltd.	8,440	581,049
Hyundai Engineering & Construction Co. Ltd.	16,036	896,454
Hyundai Glovis Co. Ltd.	4,642	592,427
Hyundai Heavy Industries Co. Ltd.(a)	7,689	957,108
Hyundai Heavy Industries Holdings Co. Ltd.(a)	2,169	699,835
Hyundai Marine & Fire Insurance Co. Ltd.	18,162	609,671
Hyundai Mobis Co. Ltd.	13,082	2,645,441
Hyundai Motor Co.	27,852	3,241,661
Hyundai Steel Co.	13,082	601,985
Industrial Bank of Korea(a)	54,438	697,202
Kakao Corp.(a)	10,550	941,549
Kangwon Land Inc.	37,558	1,147,685
KB Financial Group Inc.(a)	64,566	2,788,295
Kia Motors Corp.	46,842	1,530,317
Korea Aerospace Industries Ltd.(a)	18,146	556,130
Korea Electric Power Corp.(a)	48,108	1,491,687
Korea Gas Corp.(a)	3,376	164,150
Korea Investment Holdings Co. Ltd.	17,302	999,882
Korea Zinc Co. Ltd.	2,110	835,353
KT Corp.(a)	6,384	164,097
KT&G Corp.(a)	22,254	1,982,089
LG Chem Ltd.	9,288	3,071,931
LG Corp.	21,100	1,473,482
LG Display Co. Ltd.(a)	45,154	767,007
LG Electronics Inc.	17,928	1,073,118
LG Household & Health Care Ltd.	2,110	2,398,912
Lotte Chemical Corp.	2,954	796,477
Lotte Corp.(a)	9,101	427,792
Lotte Shopping Co. Ltd.	2,352	414,319
Medy-Tox Inc.	1,317	613,136
Mirae Asset Daewoo Co. Ltd.	101,776	694,270
NAVER Corp.	26,586	3,249,626
NCSoft Corp.	3,843	1,618,160
Netmarble Corp.(b)(c)	6,330	608,736
OCI Co. Ltd.	5,498	528,725
Orion Corp./Republic of Korea	5,124	522,693
Pearl Abyss Corp.(a)	2,110	366,569

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
POSCO	13,504	$3,325,481
S-1 Corp.	7,174	664,110
Samsung Biologics Co. Ltd.(a)(c)	2,954	1,059,314
Samsung C&T Corp.	13,988	1,508,615
Samsung Electro-Mechanics Co. Ltd.	13,507	1,311,065
Samsung Electronics Co. Ltd.	917,428	38,052,669
Samsung Fire & Marine Insurance Co. Ltd.	5,908	1,449,588
Samsung Life Insurance Co. Ltd.	14,348	1,138,659
Samsung SDI Co. Ltd.	12,238	2,458,269
Samsung SDS Co. Ltd.	7,596	1,525,822
Samsung Securities Co. Ltd.	23,263	699,364
Shinhan Financial Group Co. Ltd.(a)	75,810	2,943,416
Shinsegae Inc.	2,532	601,909
SillaJen Inc.(a)(b)	13,504	915,114
SK Holdings Co. Ltd.	8,018	1,898,839
SK Hynix Inc.	111,408	7,399,498
SK Innovation Co. Ltd.	12,660	2,144,798
SK Telecom Co. Ltd.	4,220	978,529
S-Oil Corp.	10,984	1,031,616
ViroMed Co. Ltd.(a)	3,376	837,439
Woori Bank(a)	63,270	852,036
Yuhan Corp.	2,320	496,257

		134,728,943

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	58,403	2,419,223
Aena SME SA(c)	12,239	2,117,780
Amadeus IT Group SA	91,996	6,700,998
Banco Bilbao Vizcaya Argentaria SA	1,230,130	7,297,518
Banco de Sabadell SA	1,256,461	1,440,861
Banco Santander SA	3,014,531	14,292,680
Bankia SA	308,482	899,078
Bankinter SA	183,148	1,430,722
CaixaBank SA	720,776	2,727,624
Endesa SA	58,658	1,468,641
Ferrovial SA	107,574	2,415,637
Grifols SA	55,289	1,443,291
Iberdrola SA	1,060,089	8,758,070
Iberdrola SA, New	32,322	267,030
Industria de Diseno Textil SA	221,128	6,178,404
International Consolidated Airlines Group SA	177,662	1,505,289
Naturgy Energy Group SA	66,254	1,851,163
Red Electrica Corp. SA	64,405	1,485,420
Repsol SA	299,639	5,270,770
Siemens Gamesa Renewable Energy SA(a)	56,548	803,288
Telefonica SA	822,479	7,073,430

		77,846,917

Sweden — 1.6%
Alfa Laval AB	69,208	1,566,642
Assa Abloy AB, Class B	210,156	3,908,231
Atlas Copco AB, Class A	163,314	4,251,065
Atlas Copco AB, Class B	42,200	1,007,977
Boliden AB	35,026	874,174
Electrolux AB, Series B	58,236	1,375,560
Epiroc AB, Class A(a)	173,892	1,666,411
Epiroc AB, Class B(a)	42,200	377,397
Essity AB, Class B	120,427	3,330,386
Hennes & Mauritz AB, Class B	172,133	2,675,056
Hexagon AB, Class B	49,796	2,430,563
Husqvarna AB, Class B	143,902	1,097,487

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	95,372	$4,186,048
Lundin Petroleum AB	46,842	1,498,882
Millicom International Cellular SA, SDR(a)	18,202	1,138,725
Sandvik AB	255,732	4,078,823
Securitas AB, Class B	127,431	2,045,854
Skandinaviska Enskilda Banken AB, Class A	233,366	2,445,284
Skanska AB, Class B	100,858	1,763,043
Svenska Handelsbanken AB, Class A	270,080	2,931,483
Swedbank AB, Class A	152,764	3,463,140
Swedish Match AB	40,953	1,831,902
Tele2 AB, Class B	116,070	1,448,429
Telefonaktiebolaget LM Ericsson, Class B	581,938	5,168,923
Telia Co. AB	475,594	2,070,120
Volvo AB, Class B	290,758	4,179,511

		62,811,116

Switzerland — 5.8%
ABB Ltd., Registered	335,490	6,409,851
Adecco Group AG, Registered	34,328	1,720,725
Barry Callebaut AG, Registered	844	1,437,718
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	511	3,257,812
Cie. Financiere Richemont SA, Registered	106,848	7,368,753
Coca-Cola HBC AG	47,686	1,604,597
Credit Suisse Group AG, Registered	487,042	5,898,407
Dufry AG, Registered	7,596	760,136
Geberit AG, Registered	9,474	3,706,138
Givaudan SA, Registered	1,853	4,497,555
Julius Baer Group Ltd.	61,214	2,456,951
Kuehne + Nagel International AG, Registered	19,834	2,686,916
LafargeHolcim Ltd., Registered	92,211	4,334,038
Lonza Group AG, Registered	15,286	4,035,282
Nestle SA, Registered	593,754	51,732,785
Novartis AG, Registered	417,358	36,388,940
Partners Group Holding AG	5,261	3,619,224
Roche Holding AG, NVS	133,774	35,590,815
SGS SA, Registered	844	2,037,476
Sika AG, Registered	25,320	3,343,332
Sonova Holding AG, Registered	11,394	2,138,457
Swatch Group AG (The), Bearer	7,676	2,206,628
Swiss Life Holding AG, Registered	7,252	2,991,879
Swiss Prime Site AG, Registered	17,302	1,467,557
Swiss Re AG	59,080	5,668,012
Swisscom AG, Registered	5,064	2,429,658
Temenos AG, Registered	12,660	1,708,673
UBS Group AG, Registered	790,530	10,239,200
Vifor Pharma AG	11,816	1,504,244
Zurich Insurance Group AG	26,766	8,409,396

		221,651,155

Taiwan — 2.8%
Acer Inc.	844,792	536,219
ASE Technology Holding Co. Ltd.	581,762	1,136,198
Asia Cement Corp.	860,440	1,020,882
AU Optronics Corp.	3,044,000	1,179,096
Cathay Financial Holding Co. Ltd.	1,770,318	2,512,438
Chang Hwa Commercial Bank Ltd.	1,952,838	1,137,829
China Development Financial Holding Corp.	4,234,000	1,375,432
China Steel Corp.	2,152,288	1,782,977
Chunghwa Telecom Co. Ltd.	844,000	2,939,570
Compal Electronics Inc.	1,266,000	750,002

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	3,574,036	$2,408,168
Delta Electronics Inc.	422,000	2,074,183
E.Sun Financial Holding Co. Ltd.	2,133,024	1,482,351
Far EasTone Telecommunications Co. Ltd.	844,000	1,967,039
First Financial Holding Co. Ltd.	3,037,929	2,017,276
Formosa Chemicals & Fibre Corp.	427,340	1,481,429
Formosa Petrochemical Corp.	422,000	1,476,653
Formosa Plastics Corp.	850,960	2,825,315
Fubon Financial Holding Co. Ltd.	844,000	1,223,905
Highwealth Construction Corp.	645,080	1,006,838
Hon Hai Precision Industry Co. Ltd.	2,759,377	6,287,336
Hua Nan Financial Holdings Co. Ltd.	3,820,191	2,294,241
Innolux Corp.	2,178,688	741,086
Largan Precision Co. Ltd.	16,000	1,968,654
MediaTek Inc.	160,000	1,265,563
Mega Financial Holding Co. Ltd.	1,761,195	1,524,919
Nan Ya Plastics Corp.	847,840	2,105,698
Pegatron Corp.	844,000	1,423,082
Quanta Computer Inc.	844,000	1,535,719
Shin Kong Financial Holding Co. Ltd.	2,132,976	603,342
SinoPac Financial Holdings Co. Ltd.	3,979,600	1,340,718
Synnex Technology International Corp.	433,750	533,690
Taishin Financial Holding Co. Ltd.	3,067,508	1,357,945
Taiwan Business Bank	2,110,714	759,188
Taiwan Cement Corp.	909,000	1,105,127
Taiwan Cooperative Financial Holding Co. Ltd.	4,906,032	2,954,335
Taiwan Mobile Co. Ltd.	844,000	3,008,252
Taiwan Semiconductor Manufacturing Co. Ltd.	5,064,000	36,428,690
Uni-President Enterprises Corp.	933,972	2,185,850
United Microelectronics Corp.	2,954,000	1,091,350
Vanguard International Semiconductor Corp.	422,000	914,838
Winbond Electronics Corp.	1,266,000	605,771
Yuanta Financial Holding Co. Ltd.	2,110,067	1,167,623

		105,536,817

Thailand — 0.6%
Advanced Info Service PCL, NVDR	211,000	1,205,521
Airports of Thailand PCL, NVDR(b)	1,266,000	2,795,999
Bangkok Expressway & Metro PCL, NVDR	2,067,800	688,329
Berli Jucker PCL, NVDR	464,200	724,326
BTS Group Holdings PCL, NVDR	3,255,400	1,041,978
Central Pattana PCL, NVDR	422,000	1,077,202
Charoen Pokphand Foods PCL, NVDR	1,233,200	1,075,609
CP ALL PCL, NVDR	1,223,800	3,045,545
Indorama Ventures PCL, NVDR	767,488	1,179,145
Kasikornbank PCL, Foreign	188,600	1,219,403
Minor International PCL, NVDR	552,520	685,289
PTT Exploration & Production PCL, NVDR	261,599	1,029,901
PTT Global Chemical PCL, NVDR	422,601	919,801
PTT PCL, NVDR	2,152,200	3,341,016
Siam Cement PCL (The), NVDR	42,200	632,139
Siam Commercial Bank PCL (The), NVDR	379,800	1,616,817
Thai Oil PCL, NVDR	305,400	703,810
TMB Bank PCL, NVDR	7,089,600	499,228
True Corp. PCL, NVDR	1,900,434	310,225

		23,791,283

Turkey —0.2%
Akbank T.A.S	445,130	608,884
Anadolu Efes Biracilik Ve Malt Sanayii AS	107,660	458,437
Arcelik AS(b)	121,536	434,871

Security	Shares	Value

Turkey (continued)
BIM Birlesik Magazalar AS	73,062	$1,273,952
Eregli Demir ve Celik Fabrikalari TAS	305,528	501,156
Haci Omer Sabanci Holding AS	104,234	188,696
KOC Holding AS	81,554	272,587
Tupras Turkiye Petrol Rafinerileri AS	31,650	849,968
Turk Hava Yollari AO(a)	171,372	510,550
Turkiye Garanti Bankasi AS	424,532	743,109
Turkiye Halk Bankasi AS	138,838	203,862
Turkiye Is Bankasi AS, Class C	183,182	201,023

		6,247,095

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	548,741	1,396,877
Aldar Properties PJSC	1,460,147	632,081
DP World Ltd.	47,366	843,115
Emaar Properties PJSC	1,061,489	1,245,580
Emirates Telecommunications Group Co. PJSC	428,752	1,986,757
First Abu Dhabi Bank PJSC	146,452	587,722

		6,692,132

United Kingdom — 11.0%
3i Group PLC	209,776	2,344,470
Anglo American PLC	224,082	5,726,767
Ashtead Group PLC	115,628	2,933,304
Associated British Foods PLC	64,988	2,041,465
AstraZeneca PLC	244,760	17,811,358
Auto Trader Group PLC(c)	232,100	1,395,294
Aviva PLC	745,257	4,059,623
BAE Systems PLC	578,140	3,892,313
Barclays PLC	3,231,254	6,723,526
Barratt Developments PLC	208,468	1,476,999
Berkeley Group Holdings PLC	25,320	1,250,019
BP PLC	3,697,986	25,300,350
British American Tobacco PLC	437,089	15,449,412
British Land Co. PLC (The)	192,515	1,452,100
BT Group PLC	1,654,005	5,056,469
Bunzl PLC	82,712	2,611,284
Burberry Group PLC	97,060	2,300,112
Carnival PLC	37,987	2,152,708
Centrica PLC	1,150,435	2,064,196
Coca-Cola European Partners PLC(a)	36,292	1,726,773
Compass Group PLC	316,732	6,793,400
ConvaTec Group PLC(c)	278,520	523,189
DCC PLC	20,256	1,658,699
Diageo PLC	478,126	18,249,012
Experian PLC	232,522	5,848,256
Ferguson PLC	48,108	3,223,671
Fresnillo PLC	59,240	783,169
G4S PLC	459,980	1,183,235
GlaxoSmithKline PLC	947,390	18,409,522
Glencore PLC	2,141,650	8,717,931
GVC Holdings PLC	108,699	960,880
Hammerson PLC	118,582	580,122
HSBC Holdings PLC	3,775,634	31,731,982
Imperial Brands PLC	191,123	6,348,173
Informa PLC	240,540	2,140,254
InterContinental Hotels Group PLC	51,016	2,912,866
Intertek Group PLC	27,430	1,770,944
ITV PLC	917,428	1,560,432
J Sainsbury PLC	392,460	1,472,378
John Wood Group PLC	135,040	961,379

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	40,090	$1,604,769
Kingfisher PLC	443,522	1,299,301
Land Securities Group PLC	142,444	1,621,194
Legal & General Group PLC	994,232	3,392,596
Lloyds Banking Group PLC	13,212,820	10,063,487
London Stock Exchange Group PLC	67,942	4,092,450
Marks & Spencer Group PLC	457,078	1,736,449
Melrose Industries PLC	1,044,891	2,318,098
Micro Focus International PLC	86,510	1,651,232
Mondi PLC	93,684	2,266,938
National Grid PLC	692,502	7,517,175
Next PLC	30,384	1,937,280
NMC Health PLC	35,870	1,215,491
Pearson PLC	173,144	2,063,527
Persimmon PLC	78,492	2,452,243
Prudential PLC	522,014	10,200,682
Reckitt Benckiser Group PLC	126,600	9,764,006
RELX PLC	401,744	8,912,718
Rio Tinto PLC	221,128	12,180,720
Rolls-Royce Holdings PLC	370,516	4,310,524
Royal Bank of Scotland Group PLC	956,674	3,031,623
Royal Dutch Shell PLC, Class A	837,670	26,027,190
Royal Dutch Shell PLC, Class B	736,390	22,943,290
Royal Mail PLC	155,718	549,174
Sage Group PLC (The)	301,308	2,481,187
Smith & Nephew PLC	194,120	3,664,347
SSE PLC	227,880	3,507,248
Standard Chartered PLC	543,536	4,389,352
Standard Life Aberdeen PLC	489,098	1,619,076
Taylor Wimpey PLC	794,229	1,725,436
Tesco PLC	1,850,908	5,431,988
Unilever PLC	219,874	11,524,501
United Utilities Group PLC	183,570	2,006,193
Vodafone Group PLC	5,053,872	9,212,961
Weir Group PLC (The)	60,346	1,194,701
Whitbread PLC	35,026	2,251,683
Wm Morrison Supermarkets PLC	528,416	1,628,283
WPP PLC	262,484	3,003,286

		420,390,435

Total Common Stocks — 95.9% (Cost: $3,823,952,237)		3,652,329,662

Investment Companies

India — 2.2%
iShares MSCI India ETF(b)(e)	2,600,142	85,284,658

Total Investment Companies — 2.2% (Cost: $90,112,044)		85,284,658

Preferred Stocks

Brazil — 0.9%
Banco Bradesco SA, Preference Shares, NVS	808,631	10,046,843
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	126,600	1,414,467
Cia. Brasileira de Distribuicao, Preference Shares, NVS	42,200	1,126,940
Cia. Energetica de Minas Gerais, Preference Shares, NVS	217,234	825,928
Gerdau SA, Preference Shares, NVS	253,200	1,087,784

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	889,495	$9,469,259
Itausa-Investimentos Itau SA, Preference Shares, NVS	948,721	3,515,903
Lojas Americanas SA, Preference Shares, NVS	146,500	847,358
Petroleo Brasileiro SA, Preference Shares, NVS	717,400	5,037,634
Telefonica Brasil SA, Preference Shares, NVS	90,500	1,209,631

		34,581,747

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	22,366	957,056

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	190,229	2,104,204

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	48,952	4,767,706
Porsche Automobil Holding SE, Preference Shares, NVS	32,494	2,117,801
Sartorius AG, Preference Shares, NVS	9,706	1,457,852
Volkswagen AG, Preference Shares, NVS	35,028	5,973,463

		14,316,822

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,116,624	547,230

South Korea — 0.2%
CJ Corp., Preference Shares, NVS	832	20,190
Hyundai Motor Co., Series 2, Preference Shares, NVS	7,596	574,146
Samsung Electronics Co. Ltd., Preference Shares, NVS	168,800	5,689,120

		6,283,456

Total Preferred Stocks — 1.6% (Cost: $44,842,327)		58,790,515

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(a)	68,753	37,828

Total Rights — 0.0% (Cost: $35,163)		37,828

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	98,850,076	98,879,730
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	754,696	754,696

		99,634,426

Total Short-Term Investments — 2.6% (Cost: $99,612,927)		99,634,426

Total Investments in Securities — 102.3% (Cost: $4,058,554,698)		3,896,077,089

Other Assets, Less Liabilities — (2.3)%		(86,026,951)

Net Assets — 100.0%		$3,810,050,138

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss)	(a)	Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	64,618,398	34,231,678	(b)	—		98,850,076	$98,879,730	$380,172	(c)	$10,339		$6,083
BlackRock Cash Funds: Treasury, SL Agency Shares	2,332,660	—		(1,577,964	)(b)	754,696	754,696	63,333		—		—
iShares MSCI India ETF	500,599	3,169,040		(1,069,497)		2,600,142	85,284,658	892,343		491,282		(4,852,016)

							$184,919,084	$1,335,848		$501,621		$(4,845,933)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	113	03/15/19	$10,329	$733,236
MSCI Emerging Markets E-Mini	79	03/15/19	4,205	410,059

				$1,143,295

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,143,295

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI ACWI ex U.S. ETF

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,621,396)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$994,795

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,578,943

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,651,208,223	$1,119,066	$2,373	$3,652,329,662
Investment Companies	85,284,658	—	—	85,284,658
Preferred Stocks	58,770,325	20,190	—	58,790,515
Rights	37,828	—	—	37,828
Money Market Funds	99,634,426	—	—	99,634,426

	$3,894,935,460	$1,139,256	$2,373	$3,896,077,089

Derivative financial instruments(a)
Assets
Futures Contracts	$1,143,295	$—	$—	$1,143,295

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
AGL Energy Ltd.	3,172,478	$49,549,005
Alumina Ltd.	11,749,032	20,817,339
Amcor Ltd./Australia	5,683,952	56,571,788
AMP Ltd.	14,078,959	23,200,420
APA Group	5,725,140	38,321,778
Aristocrat Leisure Ltd.	2,790,446	50,113,518
ASX Ltd.	930,598	43,230,133
Aurizon Holdings Ltd.	9,716,899	31,174,337
AusNet Services	8,421,585	10,131,987
Australia & New Zealand Banking Group Ltd.	13,956,199	254,709,332
Bank of Queensland Ltd.	1,855,562	13,759,837
Bendigo & Adelaide Bank Ltd.	2,259,829	17,762,790
BGP Holdings PLC(a)(b)	33,026,812	379
BHP Group Ltd.	14,338,430	364,142,969
BHP Group PLC	10,232,968	227,517,147
BlueScope Steel Ltd.	2,668,167	24,221,398
Boral Ltd.	5,671,379	20,469,664
Brambles Ltd.	7,710,858	59,822,036
Caltex Australia Ltd.	1,256,097	24,582,302
Challenger Ltd./Australia	2,672,667	14,109,131
CIMIC Group Ltd.	479,833	15,677,684
Coca-Cola Amatil Ltd.	2,563,672	15,702,131
Cochlear Ltd.	282,429	39,831,579
Coles Group Ltd.(b)	5,496,372	50,136,069
Commonwealth Bank of Australia	8,537,625	435,204,354
Computershare Ltd.	2,229,674	28,889,874
Crown Resorts Ltd.	1,851,303	16,131,036
CSL Ltd.	2,201,073	312,508,520
Dexus	4,900,509	41,020,404
Domino’s Pizza Enterprises Ltd.(c)	295,988	9,819,794
Flight Centre Travel Group Ltd.	268,891	8,436,542
Fortescue Metals Group Ltd.	7,695,286	31,702,249
Goodman Group	7,934,481	67,458,073
GPT Group (The)	8,638,543	36,533,001
Harvey Norman Holdings Ltd.(c)	2,728,679	6,705,007
Incitec Pivot Ltd.	7,992,625	19,290,091
Insurance Australia Group Ltd.(b)	11,200,243	57,901,596
James Hardie Industries PLC	2,144,741	23,973,634
LendLease Group	2,786,737	24,850,738
Macquarie Group Ltd.	1,590,290	135,065,535
Medibank Pvt Ltd.	13,304,223	25,416,027
Mirvac Group	17,798,805	31,147,195
National Australia Bank Ltd.	13,264,676	230,772,439
Newcrest Mining Ltd.	3,737,119	66,624,298
Oil Search Ltd.	6,752,352	38,452,357
Orica Ltd.	1,820,952	22,770,862
Origin Energy Ltd.(b)	8,556,637	44,671,752
QBE Insurance Group Ltd.	6,588,802	51,549,331
Ramsay Health Care Ltd.	690,456	28,555,455
REA Group Ltd.	269,892	14,901,071
Rio Tinto Ltd.	1,823,806	115,761,533
Santos Ltd.	8,700,604	41,045,971
Scentre Group	25,809,309	74,710,861
Seek Ltd.	1,610,569	19,952,144
Sonic Healthcare Ltd.	2,034,598	34,150,793
South32 Ltd.	24,867,037	64,005,250
Stockland	11,768,614	32,436,499
Suncorp Group Ltd.	6,324,325	59,855,729

Security	Shares	Value

Australia (continued)
Sydney Airport	5,425,301	$25,950,428
Tabcorp Holdings Ltd.	9,218,649	31,256,265
Telstra Corp. Ltd.	20,275,565	45,978,014
TPG Telecom Ltd.	1,778,846	9,066,348
Transurban Group	12,732,927	112,988,874
Treasury Wine Estates Ltd.	3,471,407	39,106,673
Vicinity Centres	15,724,569	29,925,135
Washington H Soul Pattinson & Co. Ltd.(c)	441,984	8,478,993
Wesfarmers Ltd.	5,498,004	129,125,683
Westpac Banking Corp.	16,655,859	298,150,393
Woodside Petroleum Ltd.	4,561,716	114,154,327
Woolworths Group Ltd.	6,424,003	137,570,887
WorleyParsons Ltd.	1,512,476	15,307,167

		4,714,883,955

Austria — 0.2%
ANDRITZ AG	353,633	17,497,062
Erste Group Bank AG	1,454,056	50,721,060
OMV AG	722,059	35,958,041
Raiffeisen Bank International AG	703,859	18,640,394
Verbund AG	332,040	17,000,182
voestalpine AG	574,413	18,375,985

		158,192,724

Belgium — 1.0%
Ageas	895,659	41,705,021
Anheuser-Busch InBev SA/NV	3,706,442	283,289,350
Colruyt SA	294,691	21,215,096
Groupe Bruxelles Lambert SA	398,520	37,615,984
KBC Group NV	1,210,966	82,370,888
Proximus SADP	729,976	19,608,465
Solvay SA	360,999	39,384,812
Telenet Group Holding NV	254,124	11,786,249
UCB SA	618,328	53,666,595
Umicore SA	1,015,039	42,919,418

		633,561,878

Canada — 0.0%
Barrick Gold Corp., New	1	13

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	17,121	21,404,868
AP Moller - Maersk A/S, Class B, NVS	32,427	43,166,896
Carlsberg A/S, Class B	524,255	60,056,198
Chr Hansen Holding A/S	479,092	45,502,291
Coloplast A/S, Class B	573,678	52,475,548
Danske Bank A/S	3,497,536	64,770,181
DSV A/S	916,638	73,168,756
Genmab A/S(b)	298,604	43,467,351
H Lundbeck A/S	338,000	14,840,646
ISS A/S	802,715	22,729,754
Novo Nordisk A/S, Class B	8,821,260	412,397,193
Novozymes A/S, Class B	1,075,228	44,962,968
Orsted A/S(d)	918,295	66,188,255
Pandora A/S	537,086	23,309,577
Tryg A/S	565,093	14,442,356
Vestas Wind Systems A/S	951,302	78,655,040
William Demant Holding A/S(b)	508,041	16,052,687

		1,097,590,565

Finland — 1.3%
Elisa OYJ	690,650	28,965,365
Fortum OYJ	2,168,686	49,321,234

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Kone OYJ, Class B	1,651,592	$80,334,074
Metso OYJ	515,108	15,131,148
Neste OYJ	624,979	57,470,949
Nokia OYJ	27,369,549	172,979,715
Nokian Renkaat OYJ	569,237	18,955,015
Nordea Bank Abp	14,686,440	133,386,916
Orion OYJ, Class B	501,938	17,756,493
Sampo OYJ, Class A	2,158,309	98,987,732
Stora Enso OYJ, Class R	2,698,709	36,215,117
UPM-Kymmene OYJ	2,608,808	75,615,194
Wartsila OYJ Abp	2,162,016	35,289,441

		820,408,393

France — 10.8%
Accor SA, NVS	909,636	39,694,247
Aeroports de Paris, NVS	142,389	27,317,838
Air Liquide SA	2,072,718	251,985,056
Airbus SE	2,837,235	326,274,635
Alstom SA, NVS	748,752	30,225,078
Amundi SA(d)	301,486	17,366,187
Arkema SA, NVS	326,590	31,073,901
Atos SE	463,694	42,416,260
AXA SA, NVS	9,412,046	218,642,924
BioMerieux, NVS	201,523	14,267,352
BNP Paribas SA	5,438,984	255,660,919
Bollore SA, NVS	4,235,084	17,504,082
Bouygues SA, NVS	1,068,641	37,914,464
Bureau Veritas SA, NVS	1,265,248	28,165,080
Capgemini SE	775,875	85,893,967
Carrefour SA, NVS	2,874,488	57,011,634
Casino Guichard Perrachon SA, NVS(c)	267,487	13,200,966
Cie. de Saint-Gobain, NVS	2,418,001	83,568,970
Cie. Generale des Etablissements Michelin SCA, NVS	825,673	89,853,135
CNP Assurances, NVS	810,942	18,461,419
Covivio	220,394	22,583,166
Credit Agricole SA	5,492,272	62,762,665
Danone SA, NVS	2,994,945	218,220,819
Dassault Aviation SA, NVS	11,752	17,543,760
Dassault Systemes SE, NVS	635,232	79,850,631
Edenred, NVS	1,153,868	46,922,749
Eiffage SA, NVS	383,896	36,085,866
Electricite de France SA, NVS	2,904,308	48,088,652
Engie SA	8,849,715	142,012,104
EssilorLuxottica SA, NVS	1,392,681	176,822,153
Eurazeo SE, NVS	222,718	16,585,693
Eurofins Scientific SE, NVS	56,058	22,616,223
Eutelsat Communications SA	835,695	17,739,981
Faurecia SA, NVS	365,588	16,007,883
Gecina SA	219,462	32,283,526
Getlink SE, NVS	2,254,157	33,055,872
Hermes International, NVS	153,947	92,633,382
ICADE	169,321	14,299,546
Iliad SA, NVS	127,978	14,699,515
Imerys SA, NVS	171,400	9,046,951
Ingenico Group SA, NVS	286,540	15,653,701
Ipsen SA, NVS	185,937	23,468,866
JCDecaux SA	349,479	10,378,127
Kering SA, NVS	367,744	184,610,865
Klepierre SA	1,016,015	34,928,146
Legrand SA	1,284,151	76,268,283

Security	Shares	Value

France (continued)
L’Oreal SA	1,224,508	$295,203,352
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,346,923	432,360,957
Natixis SA	4,460,875	22,890,509
Orange SA, NVS	9,656,045	150,353,220
Pernod Ricard SA, NVS	1,031,943	171,694,869
Peugeot SA, NVS	2,852,796	71,982,935
Publicis Groupe SA, NVS	1,025,736	62,733,051
Remy Cointreau SA, NVS	109,739	12,780,877
Renault SA, NVS	931,714	66,123,515
Rexel SA	1,451,672	16,590,575
Safran SA, NVS	1,620,748	212,938,694
Sanofi, NVS	5,466,504	475,583,803
Sartorius Stedim Biotech, NVS	133,596	14,762,277
Schneider Electric SE, NVS	2,653,702	189,032,930
SCOR SE	790,812	33,320,348
SEB SA, NVS	107,690	16,558,225
SES SA	1,765,232	36,094,672
Societe BIC SA, NVS	130,382	13,098,073
Societe Generale SA, NVS	3,710,135	115,540,212
Sodexo SA, NVS	439,205	45,860,868
STMicroelectronics NV	3,315,912	52,754,131
Suez	1,792,246	23,002,086
Teleperformance, NVS	277,491	47,856,561
Thales SA, NVS	517,089	57,351,621
TOTAL SA, NVS	11,641,419	640,914,017
Ubisoft Entertainment SA, NVS(b)	389,397	34,628,040
Unibail-Rodamco-Westfield	479,899	86,541,710
Unibail-Rodamco-Westfield, New(b)	189,813	34,229,581
Valeo SA, NVS	1,164,175	36,428,141
Veolia Environnement SA, NVS	2,567,835	54,273,814
Vinci SA	2,466,245	217,562,078
Vivendi SA, NVS	5,061,169	129,157,380
Wendel SA, NVS	142,246	17,382,942

		7,039,253,303

Germany — 8.3%
1&1 Drillisch AG(c)	258,947	10,779,826
adidas AG	915,476	218,181,069
Allianz SE, Registered	2,090,915	443,663,671
Aroundtown SA	3,847,199	34,079,684
Axel Springer SE	237,204	14,534,392
BASF SE	4,461,404	326,709,646
Bayer AG, Registered	4,530,185	344,118,113
Bayerische Motoren Werke AG	1,621,246	136,657,492
Beiersdorf AG	498,581	49,944,029
Brenntag AG	746,069	35,313,158
Commerzbank AG(b)	4,847,564	34,825,781
Continental AG	536,954	84,809,969
Covestro AG(d)	935,095	51,695,904
Daimler AG, Registered	4,426,265	262,376,793
Delivery Hero SE(b)(d)	444,533	16,424,550
Deutsche Bank AG, Registered	9,556,702	84,941,347
Deutsche Boerse AG	938,857	125,235,085
Deutsche Lufthansa AG, Registered	1,154,054	29,212,266
Deutsche Post AG, Registered	4,801,643	141,928,408
Deutsche Telekom AG, Registered	16,193,899	263,674,073
Deutsche Wohnen SE	1,740,419	87,051,105
E.ON SE	10,683,271	118,662,422
Evonik Industries AG	797,512	21,834,400
Fraport AG Frankfurt Airport Services Worldwide	201,829	15,965,718
Fresenius Medical Care AG & Co. KGaA	1,055,203	77,926,587

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	2,026,599	$105,341,532
GEA Group AG	837,780	23,090,673
Hannover Rueck SE	294,263	42,510,381
HeidelbergCement AG	727,537	50,389,253
Henkel AG & Co. KGaA	501,027	46,021,002
HOCHTIEF AG	101,264	15,163,491
HUGO BOSS AG	310,231	22,298,238
Infineon Technologies AG	5,479,947	122,080,798
Innogy SE(b)	684,592	29,379,001
KION Group AG	342,358	19,806,919
LANXESS AG	422,280	23,267,851
Merck KGaA	613,729	64,492,749
METRO AG	871,441	14,764,034
MTU Aero Engines AG	253,583	54,761,251
Muenchener Rueckversicherungs-GesellschaftAG in Muenchen, Registered	729,592	162,829,569
OSRAM Licht AG	480,969	20,480,551
ProSiebenSat.1 Media SE	1,129,454	20,256,347
Puma SE	40,786	22,768,141
QIAGEN NV(b)	1,100,691	40,668,195
RTL Group SA	192,614	10,555,669
RWE AG	2,516,209	62,479,504
SAP SE	4,772,845	494,263,052
Siemens AG, Registered	3,716,355	408,437,520
Siemens Healthineers AG(b)(d)	725,872	28,672,635
Symrise AG	598,127	49,826,873
Telefonica Deutschland Holding AG	3,654,064	12,830,134
thyssenkrupp AG(c)	2,136,786	37,930,184
TUI AG	2,094,927	31,801,611
Uniper SE	977,985	28,357,702
United Internet AG, Registered(e)	599,572	23,797,181
Volkswagen AG	155,474	27,116,583
Vonovia SE	2,398,236	120,558,761
Wirecard AG	570,246	94,681,337
Zalando SE(b)(d)	542,646	16,593,860

		5,378,818,070

Hong Kong — 3.9%
AIA Group Ltd.	58,658,000	527,022,697
ASM Pacific Technology Ltd.	1,384,700	14,867,521
Bank of East Asia Ltd. (The)	5,859,640	19,677,255
BeiGene Ltd., ADR(b)(c)	156,761	20,297,414
BOC Hong Kong Holdings Ltd.	18,014,000	69,101,839
CK Asset Holdings Ltd.	12,624,184	105,782,061
CK Hutchison Holdings Ltd.	13,052,184	131,325,261
CK Infrastructure Holdings Ltd.	3,176,292	25,643,659
CLP Holdings Ltd.	8,081,500	93,568,542
Dairy Farm International Holdings Ltd.	1,381,800	12,477,654
Galaxy Entertainment Group Ltd.	11,495,000	79,107,141
Hang LungGroup Ltd.	4,875,000	14,289,447
Hang Lung Properties Ltd.	10,297,000	22,439,841
Hang Seng Bank Ltd.	3,715,400	85,040,315
Henderson Land Development Co. Ltd.	6,634,604	37,583,716
HK Electric Investments & HK Electric Investments Ltd.	12,529,500	12,758,319
HKT Trust & HKT Ltd.	18,020,440	26,548,267
Hong Kong & China Gas Co. Ltd.	45,096,131	97,816,426
Hong Kong Exchanges & Clearing Ltd.	5,834,600	181,431,991
Hongkong Land Holdings Ltd.	5,869,000	42,080,730
Hysan Development Co. Ltd.	3,145,797	16,316,915
Jardine Matheson Holdings Ltd.	1,035,600	69,198,792

Security	Shares	Value

Hong Kong (continued)
Jardine Strategic Holdings Ltd.	1,128,300	$43,191,324
Kerry Properties Ltd.	3,079,000	12,713,574
Link REIT	10,374,258	113,702,090
Melco Resorts & Entertainment Ltd., ADR	1,241,007	26,780,931
MGM China Holdings Ltd.(c)	4,530,400	8,706,645
Minth Group Ltd.(c)	3,470,000	12,072,718
MTR Corp. Ltd.	7,340,000	40,971,619
New World Development Co. Ltd.	29,252,132	45,853,827
NWS Holdings Ltd.	6,998,000	16,017,444
PCCW Ltd.	20,084,000	11,953,086
Power Assets Holdings Ltd.	6,741,500	45,320,214
Sands China Ltd.	11,718,400	55,704,477
Shangri-La Asia Ltd.	6,546,666	8,493,387
Sino Land Co. Ltd.	13,940,000	24,978,195
SJM Holdings Ltd.	9,587,000	10,043,093
Sun Hung Kai Properties Ltd.	7,708,500	128,889,240
Swire Pacific Ltd., Class A	2,581,500	30,497,540
Swire Properties Ltd.	5,667,055	22,027,754
Techtronic Industries Co. Ltd.	6,662,533	38,591,016
WH Group Ltd.(d)	42,686,500	36,557,187
Wharf Holdings Ltd. (The)	5,770,912	17,393,563
Wharf Real Estate Investment Co. Ltd.	5,825,912	39,721,959
Wheelock & Co. Ltd.	3,508,000	22,442,759
Wynn Macau Ltd.	7,541,200	18,298,705
Yue Yuen Industrial Holdings Ltd.	3,530,500	12,058,241

		2,547,356,391

Ireland — 0.5%
AIB Group PLC	3,886,954	17,394,326
Bank of Ireland Group PLC	4,462,291	26,778,928
CRH PLC	4,007,651	115,424,292
Irish Bank Resolution Corp. Ltd.(a)(b)	3,570,811	41
Kerry Group PLC, Class A	763,795	78,220,149
Kingspan Group PLC	739,830	30,306,359
Paddy Power Betfair PLC	402,164	32,971,525
Ryanair Holdings PLC(b)	173,066	2,184,430
Ryanair Holdings PLC, ADR, NVS(b)	57,759	4,100,889
Smurfit Kappa Group PLC	1,046,146	30,226,066

		337,607,005

Israel — 0.6%
Azrieli Group Ltd.	199,473	10,618,063
Bank Hapoalim BM	5,096,608	34,494,073
Bank Leumi Le-Israel BM	7,254,346	47,899,748
Bezeq The Israeli Telecommunication Corp. Ltd.	9,990,795	8,010,235
Check Point Software Technologies Ltd.(b)(c)	617,792	69,143,281
Elbit Systems Ltd.	110,892	13,710,228
Israel Chemicals Ltd.	3,423,821	19,836,629
Mizrahi Tefahot Bank Ltd.	659,245	12,249,537
Nice Ltd.(b)	303,405	33,411,502
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	4,697,760	93,250,536
Wix.com Ltd.(b)(c)	211,393	23,115,825

		365,739,657

Italy — 2.2%
Assicurazioni Generali SpA	5,704,204	100,110,155
Atlantia SpA	2,404,526	56,947,253
CNH Industrial NV	4,927,933	48,425,605
Davide Campari-Milano SpA, NVS	2,827,084	25,448,680
Enel SpA	39,466,264	238,473,693
Eni SpA	12,359,325	209,974,281
Ferrari NV	597,656	74,475,721

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Fiat Chrysler Automobiles NV(b)	5,267,490	$90,167,064
Intesa Sanpaolo SpA	72,077,516	164,980,561
Leonardo SpA	1,948,327	18,908,764
Mediobanca Banca di Credito Finanziario SpA	2,982,081	25,991,898
Moncler SpA	873,620	32,980,108
Pirelli & C SpA(b)(d)	1,877,765	12,290,070
Poste Italiane SpA(d)	2,598,176	22,401,307
Prysmian SpA	1,159,701	24,923,981
Recordati SpA	507,540	18,426,394
Snam SpA	10,962,486	52,454,012
Telecom Italia SpA/Milano(b)	55,399,921	30,894,347
Tenaris SA	2,282,641	28,719,697
Terna Rete Elettrica Nazionale SpA	6,837,357	42,146,146
UniCredit SpA	9,724,390	112,564,396

		1,431,704,133

Japan — 24.5%
ABC-Mart Inc.	167,600	9,609,703
Acom Co. Ltd.	1,986,270	6,953,679
Aeon Co. Ltd.	2,968,300	60,236,061
AEON Financial Service Co. Ltd.	515,190	9,974,321
Aeon Mall Co. Ltd.	507,610	8,423,630
AGC Inc./Japan	938,400	31,774,364
Air Water Inc.	686,100	11,429,746
Aisin Seiki Co. Ltd.	842,900	33,226,509
Ajinomoto Co. Inc.	2,159,300	37,320,990
Alfresa Holdings Corp.	865,800	23,842,714
Alps Alpine Co. Ltd.	1,035,600	21,762,540
Amada Holdings Co. Ltd.	1,553,600	15,588,819
ANA Holdings Inc.	544,500	20,052,890
Aozora Bank Ltd.	515,200	15,858,862
Asahi Group Holdings Ltd.	1,762,300	73,597,845
Asahi Intecc Co. Ltd.	515,100	22,340,090
Asahi Kasei Corp.	6,046,100	66,222,101
Asics Corp.	746,900	10,774,906
Astellas Pharma Inc.	9,096,750	134,532,933
Bandai Namco Holdings Inc.	948,200	41,777,258
Bank of Kyoto Ltd. (The)	301,900	12,829,987
Benesse Holdings Inc.	345,500	9,019,255
Bridgestone Corp.	2,930,300	112,763,911
Brother Industries Ltd.	1,113,500	18,744,207
Calbee Inc.	365,500	11,720,987
Canon Inc.	4,790,100	137,061,209
Casio Computer Co. Ltd.	1,021,700	13,584,489
Central Japan Railway Co.	690,400	149,016,778
Chiba Bank Ltd. (The)	3,275,200	19,922,654
Chubu Electric Power Co. Inc.	3,031,700	47,900,470
Chugai Pharmaceutical Co. Ltd.	1,063,300	62,725,223
Chugoku Electric Power Co. Inc. (The)	1,329,100	18,160,174
Coca-Cola Bottlers Japan Holdings Inc.	631,300	19,461,651
Concordia Financial Group Ltd.	5,660,900	23,303,163
Credit Saison Co. Ltd.	692,900	9,104,539
CyberAgent Inc.	515,400	16,575,393
Dai Nippon Printing Co. Ltd.	1,199,100	27,721,544
Daicel Corp.	1,358,000	14,225,122
Daifuku Co. Ltd.	506,600	25,323,018
Dai-ichi Life Holdings Inc.	5,178,052	83,715,726
Daiichi Sankyo Co. Ltd.	2,730,195	94,501,926
Daikin Industries Ltd.	1,208,200	130,611,716
Daito Trust Construction Co. Ltd.	345,200	48,038,721
Daiwa House Industry Co. Ltd.	2,726,500	88,361,348

Security	Shares	Value

Japan (continued)
Daiwa House REIT Investment Corp.	7,178	$16,897,947
Daiwa Securities Group Inc.	7,767,000	38,667,285
DeNA Co. Ltd.	492,200	8,683,488
Denso Corp.	2,080,000	95,332,537
Dentsu Inc.	1,028,300	48,755,196
Disco Corp.	158,900	23,478,012
Don Quijote Holdings Co. Ltd.	546,400	31,780,869
East Japan Railway Co.	1,506,300	139,515,795
Eisai Co. Ltd.	1,226,000	94,842,360
Electric Power Development Co. Ltd.	686,100	17,128,859
FamilyMart UNY Holdings Co. Ltd.	307,000	35,882,018
FANUC Corp.	946,600	159,694,717
Fast Retailing Co. Ltd.	285,800	130,859,267
Fuji Electric Co. Ltd.	555,200	17,090,141
FUJIFILM Holdings Corp.	1,846,900	79,167,403
Fujitsu Ltd.	956,400	64,011,923
Fukuoka Financial Group Inc.	757,600	16,714,119
Hakuhodo DY Holdings Inc.	1,109,920	17,031,760
Hamamatsu Photonics KK	687,300	24,566,728
Hankyu Hanshin Holdings Inc.	1,116,100	39,791,124
Hikari Tsushin Inc.	101,200	16,161,500
Hino Motors Ltd.	1,199,100	12,020,749
Hirose Electric Co. Ltd.	172,748	18,508,147
Hisamitsu Pharmaceutical Co. Inc.	331,000	16,879,996
Hitachi Chemical Co. Ltd.	470,600	7,731,625
Hitachi Construction Machinery Co. Ltd.	515,100	13,006,476
Hitachi High-Technologies Corp.	331,800	11,951,263
Hitachi Ltd.	4,660,200	146,147,777
Hitachi Metals Ltd.	1,042,200	11,673,636
Honda Motor Co. Ltd.	7,837,800	233,988,902
Hoshizaki Corp.	218,600	15,506,680
Hoya Corp.	1,839,700	106,463,573
Hulic Co. Ltd.	1,424,000	13,123,881
Idemitsu Kosan Co. Ltd.	659,900	23,253,850
IHI Corp.	695,900	21,964,683
Iida Group Holdings Co. Ltd.	704,480	12,823,439
Inpex Corp.	4,876,043	46,842,809
Isetan Mitsukoshi Holdings Ltd.	1,541,100	15,831,570
Isuzu Motors Ltd.	2,656,600	39,447,446
ITOCHU Corp.	6,768,000	123,848,865
J Front Retailing Co. Ltd.	1,106,400	12,667,228
Japan Airlines Co. Ltd.	547,000	19,923,808
Japan Airport Terminal Co. Ltd.	189,500	7,243,591
Japan Exchange Group Inc.	2,505,200	43,990,051
Japan Post Bank Co. Ltd.	1,898,600	22,103,521
Japan Post Holdings Co. Ltd.	7,695,800	94,544,561
Japan Prime Realty Investment Corp.	3,563	14,519,806
Japan Real Estate Investment Corp.	6,655	39,013,967
Japan Retail Fund Investment Corp.	11,991	24,570,367
Japan Tobacco Inc.	5,306,500	134,088,716
JFE Holdings Inc.	2,483,275	43,684,921
JGC Corp.	1,028,400	15,686,336
JSR Corp.	929,100	14,991,267
JTEKT Corp.	1,036,200	13,415,472
JXTG Holdings Inc.	15,913,250	86,767,643
Kajima Corp.	2,089,300	29,679,847
Kakaku.com Inc.	647,100	11,321,128
Kamigumi Co. Ltd.	515,100	11,397,232
Kaneka Corp.	231,300	9,032,666
Kansai Electric Power Co. Inc. (The)	3,400,000	51,673,252

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Share	Value

Japan (continued)
Kansai Paint Co. Ltd.	856,500	$15,031,839
Kao Corp.	2,416,400	170,344,765
Kawasaki Heavy Industries Ltd.	663,200	16,666,838
KDDI Corp.	8,583,700	214,769,963
Keihan Holdings Co. Ltd.	396,800	16,352,550
Keikyu Corp.	1,186,400	20,178,502
Keio Corp.	516,300	29,650,602
Keisei Electric Railway Co. Ltd.	689,000	21,841,863
Keyence Corp.	472,346	242,444,616
Kikkoman Corp.	686,600	36,402,481
Kintetsu Group Holdings Co. Ltd.	850,600	37,086,254
Kirin Holdings Co. Ltd.	3,959,200	94,223,358
Kobayashi Pharmaceutical Co. Ltd.	172,600	10,943,122
Kobe Steel Ltd.	1,430,200	11,433,189
Koito Manufacturing Co. Ltd.	515,700	30,942,948
Komatsu Ltd.	4,436,200	112,566,078
Konami Holdings Corp.	468,300	21,558,238
Konica Minolta Inc.	2,193,200	22,026,717
Kose Corp.	148,700	21,847,956
Kubota Corp.	4,705,800	74,113,215
Kuraray Co. Ltd.	1,689,800	25,945,565
Kurita Water Industries Ltd.	475,300	12,053,919
Kyocera Corp.	1,541,400	86,594,869
Kyowa Hakko Kirin Co. Ltd.	1,266,600	24,207,737
Kyushu Electric Power Co. Inc.	1,983,400	24,530,519
Kyushu Railway Co.	710,400	24,217,440
Lawson Inc.	279,500	17,232,794
LINE Corp.(b)(c)	346,000	12,033,539
Lion Corp.	1,049,300	21,819,038
LIXIL Group Corp.	1,260,580	18,486,499
M3 Inc.	2,060,300	29,627,580
Makita Corp.	1,119,900	39,617,890
Marubeni Corp.	7,833,900	60,940,731
Marui Group Co. Ltd.	1,003,600	20,343,119
Maruichi Steel Tube Ltd.	201,200	6,452,155
Mazda Motor Corp.	2,761,600	30,425,052
McDonald’s Holdings Co. Japan Ltd.	340,700	15,073,697
Mebuki Financial Group Inc.	4,990,890	13,987,149
Medipal Holdings Corp.	948,700	21,880,336
MEIJI Holdings Co. Ltd.	559,304	43,221,048
MINEBEA MITSUMI Inc.	1,778,200	29,116,534
MISUMI Group Inc.	1,333,800	30,394,413
Mitsubishi Chemical Holdings Corp.	6,083,000	52,155,171
Mitsubishi Corp.	6,517,600	190,503,405
Mitsubishi Electric Corp.	8,773,600	110,083,165
Mitsubishi Estate Co. Ltd.	5,687,300	100,571,615
Mitsubishi Gas Chemical Co. Inc.	836,400	13,180,428
Mitsubishi Heavy Industries Ltd.	1,502,100	58,010,900
Mitsubishi Materials Corp.	525,100	15,005,614
Mitsubishi Motors Corp.	3,213,300	19,870,908
Mitsubishi Tanabe Pharma Corp.	1,208,200	18,884,023
Mitsubishi UFJ Financial Group Inc.	57,287,080	307,201,506
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,043,100	10,437,964
Mitsui & Co. Ltd.	8,107,500	132,045,794
Mitsui Chemicals Inc.	857,100	21,453,096
Mitsui Fudosan Co. Ltd.	4,282,900	103,776,599
Mitsui OSK Lines Ltd.	526,900	13,130,137
Mizuho Financial Group Inc.	118,679,160	195,635,774
MonotaRO Co. Ltd.	560,900	11,920,993
MS & AD Insurance Group Holdings Inc.	2,278,588	67,710,683

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	863,000	$122,277,497
Nabtesco Corp.	520,700	13,717,237
Nagoya Railroad Co. Ltd.	944,000	24,981,347
NEC Corp.	1,379,000	46,249,655
Nexon Co. Ltd.(b)	2,134,200	32,592,487
NGK Insulators Ltd.	1,302,900	19,993,044
NGK Spark Plug Co. Ltd.	801,200	17,212,217
NH Foods Ltd.	433,500	17,128,090
Nidec Corp.	1,089,200	130,407,755
Nikon Corp.	1,548,100	26,515,284
Nintendo Co. Ltd.	550,100	170,999,568
Nippon Building Fund Inc.	6,863	44,395,406
Nippon Electric Glass Co. Ltd.	378,700	10,508,812
Nippon Express Co. Ltd.	360,800	22,809,005
Nippon Paint Holdings Co. Ltd.	746,500	24,967,932
Nippon Prologis REIT Inc.	8,613	18,796,173
Nippon Steel & Sumitomo Metal Corp.	3,790,835	70,013,584
Nippon Telegraph & Telephone Corp.	3,321,300	142,550,696
Nippon Yusen KK	698,600	11,670,080
Nissan Chemical Corp.	630,100	33,464,835
Nissan Motor Co. Ltd.	11,327,800	96,467,932
Nisshin Seifun Group Inc.	1,014,297	20,420,148
Nissin Foods Holdings Co. Ltd.	332,800	21,130,644
Nitori Holdings Co. Ltd.	372,100	48,414,371
Nitto Denko Corp.	776,900	43,831,352
Nomura Holdings Inc.	17,271,700	70,131,069
Nomura Real Estate Holdings Inc.	567,900	11,026,121
Nomura Real Estate Master Fund Inc.	18,264	26,163,352
Nomura Research Institute Ltd.	585,457	23,885,225
NSK Ltd.	1,884,000	18,332,776
NTT Data Corp.	2,993,355	35,646,311
NTT DOCOMO Inc.	6,500,117	155,619,359
Obayashi Corp.	3,106,800	29,489,336
Obic Co. Ltd.	333,000	31,454,930
Odakyu Electric Railway Co. Ltd.	1,486,100	33,387,067
Oji Holdings Corp.	4,123,500	23,832,413
Olympus Corp.	1,398,700	57,449,132
Omron Corp.	929,000	37,986,309
Ono Pharmaceutical Co. Ltd.	1,823,100	39,710,177
Oracle Corp. Japan	173,500	12,626,298
Oriental Land Co. Ltd./Japan	978,800	100,101,479
ORIX Corp.	6,386,200	96,236,038
Osaka Gas Co. Ltd.	1,751,800	34,559,539
Otsuka Corp.	485,400	15,655,187
Otsuka Holdings Co. Ltd.	1,884,000	77,087,678
Panasonic Corp.	10,851,368	105,891,324
Park24 Co. Ltd.	524,400	12,494,434
Persol Holdings Co. Ltd.	857,400	15,228,836
Pigeon Corp.	535,000	20,843,517
Pola Orbis Holdings Inc	446,700	13,319,319
Rakuten Inc.(b)	4,310,900	32,441,671
Recruit Holdings Co. Ltd.	5,348,900	143,146,846
Renesas Electronics Corp.(b)	3,935,100	22,598,893
Resona Holdings Inc.	10,330,100	52,196,288
Ricoh Co. Ltd.	3,339,300	35,531,649
Rinnai Corp.	168,400	11,141,046
Rohm Co. Ltd.	481,900	33,829,973
Ryohin Keikaku Co. Ltd.	127,500	30,108,885
Sankyo Co. Ltd.	248,300	9,605,283
Santen Pharmaceutical Co. Ltd.	1,726,300	23,777,669

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SBI Holdings Inc./Japan	1,064,080	$22,664,132
Secom Co. Ltd.	1,013,900	84,788,238
Sega Sammy Holdings Inc.	863,538	12,140,156
Seibu Holdings Inc.	1,073,100	18,606,448
Seiko Epson Corp.	1,376,200	21,851,269
Sekisui Chemical Co. Ltd.	1,975,500	30,713,461
Sekisui House Ltd.	2,934,200	43,839,099
Seven & i Holdings Co. Ltd.	3,625,980	157,893,221
Seven Bank Ltd.	2,996,700	8,921,536
SG Holdings Co. Ltd.	517,800	13,878,734
Sharp Corp./Japan	966,700	10,241,708
Shimadzu Corp.	1,171,700	26,862,000
Shimamura Co. Ltd.	118,200	10,220,178
Shimano Inc.	363,500	50,835,891
Shimizu Corp.	2,593,800	22,045,989
Shin-Etsu Chemical Co. Ltd.	1,742,000	146,876,707
Shinsei Bank Ltd.	809,000	10,942,277
Shionogi & Co. Ltd.	1,367,100	83,988,152
Shiseido Co. Ltd.	1,845,700	109,812,621
Shizuoka Bank Ltd. (The)	2,498,200	20,935,022
Showa Denko KK	686,100	22,947,753
Showa Shell SekiyuKK	981,800	14,614,683
SMC Corp./Japan	277,600	91,138,914
Softbank Corp.(b)	8,112,200	100,107,366
SoftBank Group Corp.	3,969,800	311,003,536
Sohgo Security Services Co. Ltd.	355,300	15,474,796
Sompo Holdings Inc.	1,611,350	60,497,805
Sony Corp.	6,123,200	307,594,729
Sony Financial Holdings Inc.	786,000	14,899,550
Stanley Electric Co. Ltd.	692,300	20,069,893
Subaru Corp.	2,955,300	69,300,061
SUMCO Corp.	1,204,100	16,662,452
Sumitomo Chemical Co. Ltd.	7,507,600	39,045,315
Sumitomo Corp.	5,384,000	83,186,585
Sumitomo Dainippon Pharma Co. Ltd.	768,200	17,971,489
Sumitomo Electric Industries Ltd.	3,620,500	51,448,160
Sumitomo Heavy Industries Ltd.	515,100	17,394,032
Sumitomo Metal Mining Co. Ltd.	1,123,500	32,374,309
Sumitomo Mitsui Financial Group Inc.	6,468,700	240,429,032
Sumitomo Mitsui Trust Holdings Inc.	1,557,960	59,080,225
Sumitomo Realty & Development Co. Ltd.	1,725,100	65,830,564
Sumitomo Rubber Industries Ltd.	787,300	10,916,436
Sundrug Co. Ltd.	345,200	11,022,420
Suntory Beverage & Food Ltd.	655,500	29,001,493
Suzuken Co. Ltd./Aichi Japan	345,424	18,091,673
Suzuki Motor Corp.	1,673,600	87,255,411
Sysmex Corp.	789,000	43,839,778
T&D Holdings Inc.	2,602,100	32,194,502
Taiheiyo Cement Corp.	619,100	21,161,922
Taisei Corp.	998,900	46,902,316
Taisho Pharmaceutical Holdings Co. Ltd.	173,000	17,501,884
Taiyo Nippon Sanso Corp.	672,200	10,623,762
Takashimaya Co. Ltd.	822,300	11,152,392
Takeda Pharmaceutical Co. Ltd.	7,186,510	289,824,427
TDK Corp.	690,400	54,366,700
Teijin Ltd.	940,800	16,234,700
Terumo Corp.	1,553,400	88,610,743
THK Co. Ltd.	547,100	12,954,853
Tobu Railway Co. Ltd.	944,600	26,646,347
Toho Co. Ltd./Tokyo	521,900	19,014,366

Security	Shares	Value

Japan (continued)
Toho Gas Co. Ltd.	344,100	$14,718,235
Tohoku Electric Power Co. Inc.	2,072,800	28,036,034
Tokio Marine Holdings Inc.	3,234,300	157,866,412
Tokyo Century Corp.	173,500	8,098,686
Tokyo Electric Power Co. Holdings Inc.(b)	7,084,400	43,549,238
Tokyo Electron Ltd.	754,000	108,322,981
Tokyo Gas Co. Ltd.	1,876,600	49,290,279
Tokyu Corp.	2,573,200	43,978,241
Tokyu Fudosan Holdings Corp.	2,565,900	13,957,666
Toppan Printing Co. Ltd.	1,367,200	22,374,191
Toray Industries Inc.	6,612,800	49,029,388
Toshiba Corp.	3,147,100	99,331,880
Tosoh Corp.	1,339,500	18,991,533
TOTO Ltd.	694,200	26,886,456
Toyo Seikan Group Holdings Ltd.	708,000	15,912,598
Toyo Suisan Kaisha Ltd.	382,700	13,731,908
Toyoda Gosei Co. Ltd.	271,900	5,923,687
Toyota Industries Corp.	759,400	37,471,083
Toyota Motor Corp.	11,046,464	677,525,932
Toyota Tsusho Corp.	1,028,100	32,686,079
Trend Micro Inc./Japan(b)	533,200	28,318,442
Tsuruha Holdings Inc.	172,800	15,941,487
Unicharm Corp.	1,970,700	60,734,428
United Urban Investment Corp.	14,938	23,842,053
USS Co. Ltd.	1,035,380	18,114,155
Welcia Holdings Co. Ltd.	183,200	6,935,441
West Japan Railway Co.	780,300	56,921,820
Yahoo Japan Corp.	14,193,522	38,212,827
Yakult Honsha Co. Ltd.	536,400	35,635,137
Yamada Denki Co. Ltd.(c)	3,119,950	15,366,105
Yamaguchi Financial Group Inc.	1,225,700	12,467,609
Yamaha Corp.	686,100	30,008,601
Yamaha Motor Co. Ltd.	1,331,400	28,455,724
Yamato Holdings Co. Ltd.	1,480,300	39,398,042
Yamazaki Baking Co. Ltd.	656,100	12,841,064
Yaskawa Electric Corp.	1,142,100	32,112,708
Yokogawa Electric Corp.	1,100,500	20,446,669
Yokohama Rubber Co. Ltd. (The)	606,200	12,833,638
ZOZO Inc.	976,000	19,667,077

		15,933,711,786

Netherlands — 3.5%
ABN AMRO Group NV, CVA(d)	2,048,395	51,051,339
Aegon NV	8,701,971	44,753,096
AerCap Holdings NV(b)	628,271	29,692,088
Akzo Nobel NV	1,096,354	94,803,703
ArcelorMittal	3,246,206	75,223,500
ASML Holding NV	1,984,560	348,909,904
EXOR NV	525,691	33,658,778
Heineken Holding NV	557,328	48,474,537
Heineken NV	1,264,831	113,755,228
ING Groep NV	18,885,152	223,458,559
Koninklijke Ahold Delhaize NV	6,062,554	160,138,053
Koninklijke DSM NV	880,554	82,427,723
Koninklijke KPN NV	16,376,546	50,492,117
Koninklijke Philips NV	4,619,744	182,139,722
Koninklijke Vopak NV	342,201	17,437,959
NN Group NV	1,487,131	63,000,577
NXP Semiconductors NV	1,670,668	145,398,236
Randstad NV	579,388	27,995,507
Unilever NV, CVA	7,520,835	402,536,034

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	1,416,389	$88,412,781

		2,283,759,441

New Zealand — 0.2%
a2 Milk Co. Ltd.(b)(c)	3,554,392	31,186,381
Auckland International Airport Ltd.	4,487,616	22,877,690
Fisher & Paykel Healthcare Corp. Ltd.	2,721,548	23,709,084
Fletcher Building Ltd.(b)	4,125,530	14,307,340
Meridian Energy Ltd.	5,956,708	14,543,137
Ryman Healthcare Ltd.	1,813,180	13,179,876
Spark New Zealand Ltd.	8,807,781	24,772,310

		144,575,818

Norway — 0.7%
Aker BP ASA	536,497	17,884,295
DNB ASA	4,659,314	82,610,381
Equinor ASA	5,656,235	129,461,876
Gjensidige Forsikring ASA	974,067	16,802,034
Mowi ASA(b)	2,188,661	48,224,073
Norsk Hydro ASA	6,533,532	30,187,578
Orkla ASA	3,936,524	31,731,463
Schibsted ASA, Class B	470,550	14,942,972
Telenor ASA	3,577,792	67,703,454
Yara International ASA	859,021	35,498,927

		475,047,053

Portugal — 0.2%
EDP - Energias de Portugal SA	12,479,070	45,677,940
Galp Energia SGPS SA	2,446,729	38,308,312
Jeronimo Martins SGPS SA	1,228,356	17,435,225

		101,421,477

Singapore — 1.4%
Ascendas REIT	12,758,456	25,997,969
CapitaLand Commercial Trust	12,486,052	17,457,166
CapitaLand Ltd.	12,495,200	30,944,124
CapitaLand Mall Trust	12,588,300	22,468,241
City Developments Ltd.	2,009,300	13,732,545
ComfortDelGro Corp. Ltd.	10,581,700	18,335,895
DBS Group Holdings Ltd.	8,598,500	152,958,852
Genting Singapore Ltd.	29,859,000	24,426,356
Golden Agri-Resources Ltd.(b)	32,212,194	6,108,734
Jardine Cycle & Carriage Ltd.	498,354	13,998,312
Keppel Corp. Ltd.	6,994,900	31,732,339
Oversea-Chinese Banking Corp. Ltd.	15,679,498	134,214,124
SATS Ltd.	3,283,900	11,820,233
Sembcorp Industries Ltd.(c)	4,668,500	8,992,240
Singapore Airlines Ltd.	2,704,600	19,409,802
Singapore Exchange Ltd.	3,765,300	21,393,591
Singapore Press Holdings Ltd.(c)	6,794,750	12,683,466
Singapore Technologies Engineering Ltd.	7,541,900	20,864,811
Singapore Telecommunications Ltd.	40,524,285	91,015,016
Suntec REIT	11,331,100	16,263,729
United Overseas Bank Ltd.	6,774,700	126,913,839
UOL Group Ltd.	2,285,800	11,287,481
Venture Corp. Ltd.	1,286,600	15,558,038
Wilmar International Ltd.	9,131,400	22,613,737
Yangzijiang Shipbuilding Holdings Ltd.	11,971,100	12,463,868

		883,654,508

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	1,240,188	51,372,220
Aena SME SA(d)	330,352	57,162,589
Amadeus IT Group SA	2,133,226	155,384,392

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	32,330,295	$191,793,470
Banco de Sabadell SA	26,893,112	30,839,974
Banco Santander SA	78,966,615	374,401,379
Bankia SA(c)	5,917,583	17,246,925
Bankinter SA	3,271,282	25,554,721
CaixaBank SA	17,387,432	65,799,062
Enagas SA	1,074,479	31,352,913
Endesa SA	1,549,324	38,790,966
Ferrovial SA	2,419,182	54,324,154
Grifols SA	1,450,773	37,871,671
Iberdrola SA	29,498,394	243,705,019
Iberdrola SA, New	666,568	5,506,946
Industria de Diseno Textil SA	5,304,202	148,201,509
International Consolidated Airlines Group SA	3,161,825	26,789,408
Mapfre SA	5,186,632	14,449,996
Naturgy Energy Group SA	1,705,662	47,656,873
Red Electrica Corp. SA	2,186,157	50,420,948
Repsol SA	6,799,130	119,599,429
Siemens Gamesa Renewable Energy SA(b)	1,150,390	16,341,780
Telefonica SA	22,735,694	195,530,026

		2,000,096,370

Sweden — 2.5%
Alfa Laval AB	1,424,562	32,247,401
Assa Abloy AB, Class B	4,887,167	90,885,722
Atlas Copco AB, Class A	3,275,472	85,260,566
Atlas Copco AB, Class B	1,888,982	45,119,678
Boliden AB	1,332,096	33,246,266
Electrolux AB, Series B	1,176,072	27,779,335
Epiroc AB, Class A(b)	3,295,028	31,576,327
Epiroc AB, Class B(b)	1,865,802	16,685,959
Essity AB, Class B	2,956,975	81,774,588
Hennes & Mauritz AB, Class B	4,257,695	66,167,279
Hexagon AB, Class B	1,251,903	61,105,901
Husqvarna AB, Class B	2,007,536	15,310,728
ICA Gruppen AB(c)	394,250	13,857,415
Industrivarden AB, Class C	768,845	15,819,226
Investor AB, Class B	2,207,440	96,888,494
Kinnevik AB, Class B	1,154,601	28,152,751
L E Lundbergforetagen AB, Class B	360,327	11,111,800
Lundin Petroleum AB	922,117	29,506,521
Millicom International Cellular SA, SDR(b)	322,768	20,192,510
Sandvik AB	5,510,824	87,895,427
Securitas AB, Class B	1,492,075	23,954,671
Skandinaviska Enskilda Banken AB, Class A	7,873,327	82,499,257
Skanska AB, Class B	1,669,976	29,191,932
SKF AB, Class B	1,856,457	31,158,970
Svenska Handelsbanken AB, Class A	7,385,548	80,163,676
Swedbank AB, Class A	4,390,786	99,538,557
Swedish Match AB	873,988	39,095,078
Tele2 AB, Class B	2,410,852	30,084,854
Telefonaktiebolaget LM Ericsson, Class B	14,926,203	132,578,372
Telia Co. AB	13,675,106	59,523,687
Volvo AB, Class B	7,638,814	109,804,389

		1,608,177,337

Switzerland — 8.6%
ABB Ltd., Registered	8,945,977	170,921,272
Adecco Group AG, Registered	784,619	39,329,808
Baloise Holding AG, Registered	231,853	35,919,571
Barry Callebaut AG, Registered	10,627	18,102,641

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,153	$32,852,258
Chocoladefabriken Lindt & Spruengli AG, Registered	494	36,349,158
Cie. Financiere Richemont SA, Registered	2,542,842	175,366,646
Clariant AG, Registered	1,010,720	20,090,110
Coca-Cola HBC AG	974,327	32,785,340
Credit Suisse Group AG, Registered	12,489,144	151,251,956
Dufry AG, Registered(c)	157,361	15,747,203
EMS-Chemie Holding AG, Registered	39,124	19,560,028
Geberit AG, Registered	180,780	70,719,401
Givaudan SA, Registered	44,898	108,975,289
Julius Baer Group Ltd.	1,084,524	43,529,630
Kuehne + Nagel International AG, Registered	263,807	35,737,991
LafargeHolcim Ltd., Registered	2,366,924	111,248,529
Lonza Group AG, Registered	362,028	95,570,137
Nestle SA, Registered	14,895,919	1,297,856,303
Novartis AG, Registered	10,532,935	918,353,873
Pargesa Holding SA, Bearer	179,189	14,151,253
Partners Group Holding AG	85,394	58,745,494
Roche Holding AG, NVS	3,412,309	907,850,983
Schindler Holding AG, Participation Certificates, NVS	198,842	42,289,751
Schindler Holding AG, Registered	95,065	20,084,290
SGS SA, Registered	25,990	62,741,710
Sika AG, Registered	630,531	83,257,294
Sonova Holding AG, Registered	269,422	50,565,847
Straumann Holding AG, Registered	50,420	36,616,883
Swatch Group AG (The), Bearer	153,935	44,251,852
Swatch Group AG (The), Registered	246,288	13,728,179
Swiss Life Holding AG, Registered	166,906	68,858,609
Swiss Prime Site AG, Registered	369,036	31,301,663
Swiss Re AG	1,488,177	142,772,590
Swisscom AG, Registered	126,765	60,820,623
Temenos AG, Registered	294,079	39,690,735
UBS Group AG, Registered	18,774,063	243,167,735
Vifor Pharma AG	221,804	28,236,917
Zurich Insurance Group AG	738,398	231,991,389

		5,611,390,941

United Kingdom — 16.5%
3i Group PLC	4,680,816	52,313,104
Admiral Group PLC	998,646	27,206,087
Anglo American PLC	5,118,065	130,800,171
Antofagasta PLC	1,880,347	21,514,528
Ashtead Group PLC	2,368,810	60,093,056
Associated British Foods PLC	1,735,092	54,504,361
AstraZeneca PLC	6,150,950	447,608,977
Auto Trader Group PLC(d)	4,598,558	27,644,726
Aviva PLC	19,010,668	103,556,420
Babcock International Group PLC	1,205,701	8,418,698
BAE Systems PLC	15,552,863	104,709,250
Barclays PLC	82,783,976	172,255,173
Barratt Developments PLC	4,901,636	34,728,164
Berkeley Group Holdings PLC	616,353	30,428,637
BP PLC	96,953,460	663,322,282
British American Tobacco PLC	11,130,966	393,436,767
British Land Co. PLC (The)	4,646,703	35,049,112
BT Group PLC	40,887,380	124,997,068
Bunzl PLC	1,625,884	51,330,467
Burberry Group PLC	2,015,198	47,755,831
Carnival PLC	844,986	47,885,015
Centrica PLC	27,230,368	48,858,744

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC(b)	1,068,972	$50,861,688
Compass Group PLC	7,670,898	164,528,611
ConvaTec Group PLC(d)	6,607,449	12,411,848
Croda International PLC	629,539	39,924,013
DCC PLC	479,060	39,228,679
Diageo PLC	11,927,554	455,248,356
Direct Line Insurance Group PLC	6,513,625	28,849,633
easyJet PLC	774,735	12,881,744
Experian PLC	4,424,009	111,270,057
Ferguson PLC	1,128,418	75,614,201
Fresnillo PLC	1,064,285	14,070,140
G4S PLC	7,439,195	19,136,309
GlaxoSmithKline PLC	24,064,079	467,609,110
Glencore PLC	55,387,315	225,462,968
GVC Holdings PLC	2,640,823	23,344,415
Hammerson PLC	3,817,164	18,674,175
Hargreaves Lansdown PLC	1,377,240	29,584,909
HSBC Holdings PLC	96,508,001	811,092,953
Imperial Brands PLC	4,625,497	153,636,430
Informa PLC	6,069,128	54,001,313
InterContinental Hotels Group PLC	836,423	47,757,342
Intertek Group PLC	777,459	50,194,539
Investec PLC	3,203,502	20,615,120
ITV PLC	17,564,976	29,875,866
J Sainsbury PLC	8,507,477	31,917,196
John Wood Group PLC	3,310,282	23,566,615
Johnson Matthey PLC	932,474	37,326,142
Kingfisher PLC	10,360,113	30,350,030
Land Securities Group PLC	3,594,938	40,914,979
Legal & General Group PLC	28,889,424	98,578,743
Lloyds Banking Group PLC	343,961,074	261,976,466
London Stock Exchange Group PLC	1,517,854	91,427,125
Marks & Spencer Group PLC	7,837,815	29,776,018
Meggitt PLC	3,748,110	25,431,272
Melrose Industries PLC	23,529,213	52,199,719
Merlin Entertainments PLC(d)	3,451,276	15,349,678
Micro Focus International PLC	2,108,688	40,248,913
Mondi PLC	1,783,213	43,149,665
National Grid PLC	16,465,703	178,736,775
Next PLC	685,482	43,706,245
NMC Health PLC	495,793	16,800,440
Pearson PLC	3,786,197	45,123,816
Persimmon PLC	1,515,033	47,332,574
Prudential PLC	12,550,422	245,247,961
Reckitt Benckiser Group PLC	3,262,590	251,626,754
RELX PLC	9,570,400	212,319,975
Rio Tinto PLC	5,679,531	312,854,002
Rolls-Royce Holdings PLC	8,162,197	94,957,709
Royal Bank of Scotland Group PLC	23,279,471	73,770,772
Royal Dutch Shell PLC, Class A	22,253,167	691,426,691
Royal Dutch Shell PLC, Class B	18,218,601	567,626,723
Royal Mail PLC	4,358,963	15,372,851
RSA Insurance Group PLC	4,916,147	33,162,503
Sage Group PLC(The)	5,244,176	43,184,313
Schroders PLC	619,840	21,289,276
Segro PLC	4,886,781	41,591,212
Severn Trent PLC	1,130,772	29,727,174
Smith & Nephew PLC	4,220,357	79,666,458
Smiths Group PLC	1,903,782	36,175,053
SSE PLC	4,927,655	75,840,393

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
St. James’s Place PLC	2,550,618	$31,471,879
Standard Chartered PLC	13,580,907	109,673,279
Standard Life Aberdeen PLC	11,306,617	37,428,639
Taylor Wimpey PLC	15,846,274	34,425,492
Tesco PLC	47,526,387	139,478,990
Unilever PLC	5,472,878	286,856,053
United Utilities Group PLC	3,293,390	35,992,670
Vodafone Group PLC	129,631,233	236,311,376
Weir Group PLC (The)	1,181,283	23,386,481
Whitbread PLC	892,251	57,359,295
Wm Morrison Supermarkets PLC	10,974,988	33,818,791
WPP PLC	6,123,653	70,065,528

		10,720,311,761

Total Common Stocks — 98.9% (Cost: $63,571,243,287)		64,287,262,579

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	258,888	19,145,577
Fuchs Petrolub SE, Preference Shares, NVS	336,862	15,816,896
Henkel AG & Co. KGaA, Preference Shares, NVS	877,210	85,436,323
Porsche Automobil Holding SE, Preference Shares, NVS	742,132	48,368,553
Sartorius AG, Preference Shares, NVS	171,034	25,689,503
Volkswagen AG, Preference Shares, NVS	902,879	153,971,526

		348,428,378

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	28,522,003	13,977,941

Total Preferred Stocks — 0.6% (Cost: $400,659,495)		362,406,319

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(b)	1,243,060	683,934

Total Rights — 0.0% (Cost: $635,760)		683,934

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	209,844,684	$209,907,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	18,144,284	18,144,284

		228,051,921

Total Short-Term Investments — 0.3% (Cost: $227,993,242)		228,051,921

Total Investments in Securities — 99.8% (Cost: $64,200,531,784)		64,878,404,753

Other Assets, Less Liabilities — 0.2%		122,691,295

Net Assets — 100.0%		$65,001,096,048

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of

Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	293,355,583	(83,510,899)	209,844,684	$209,907,637	$2,934,355	(b)	$32,978		$(17,134)
BlackRock Cash Funds: Treasury, SL Agency Shares	19,978,361	(1,834,077)	18,144,284	18,144,284	348,850		—		—

				$228,051,921	$3,283,205		$32,978		$(17,134)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	339	03/21/19	$35,866	$1,938,934
Euro STOXX 50 Index	3,619	03/15/19	130,891	5,729,715
FTSE 100 Index	868	03/15/19	78,813	2,108,622
TOPIX Index	607	03/07/19	87,455	3,206,881

				$12,984,152

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$12,984,152

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(56,883,625)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$8,595,128

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$389,754,297

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$64,281,755,213	$5,506,946	$420	$64,287,262,579
Preferred Stocks	362,406,319	—	—	362,406,319
Rights	683,934	—	—	683,934
Money Market Funds	228,051,921	—	—	228,051,921

	$64,872,897,387	$5,506,946	$420	$64,878,404,753

Derivative financial instruments(a)
Assets
Futures Contracts	$12,984,152	$—	$—	$12,984,152

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Abacus Property Group(a)	1,386,640	$3,720,732
Accent Group Ltd.	2,074,112	1,973,602
Adelaide Brighton Ltd.	2,352,795	7,668,465
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
Afterpay Touch Group Ltd.(a)(c)	607,473	7,047,158
ALS Ltd.	2,166,784	11,454,351
Altium Ltd.	591,530	10,761,286
Ansell Ltd.	711,802	12,155,223
Appen Ltd.	372,142	4,330,703
ARB Corp. Ltd.	346,429	3,955,695
Ardent Leisure Group Ltd.(a)	2,095,432	2,070,283
Atlas Arteria Ltd.	3,518,630	17,061,299
Ausdrill Ltd.	2,215,309	2,035,268
Australian Agricultural Co. Ltd.(c)	2,680,200	2,091,066
Australian Pharmaceutical Industries Ltd.	1,806,366	1,659,561
Automotive Holdings Group Ltd.	1,043,274	1,182,893
Aveo Group	2,550,100	3,012,237
Bapcor Ltd.	1,475,491	6,638,020
Beach Energy Ltd.	8,607,462	11,297,035
Bega Cheese Ltd.(a)	893,899	3,304,557
Bellamy’s Australia Ltd.(a)(c)	420,084	2,664,847
Bingo Industries Ltd.(a)	1,453,722	2,215,361
Blackmores Ltd.(a)	60,122	5,655,534
Bravura Solutions Ltd.	710,705	2,176,484
Breville Group Ltd.	504,965	4,042,783
BWP Trust	2,504,824	6,648,068
BWX Ltd.(a)	487,203	547,076
carsales.com Ltd.	1,017,677	9,357,114
Cedar Woods Properties Ltd.	580,123	2,076,914
Charter Hall Group	1,740,034	10,441,777
Charter Hall Retail REIT	1,666,604	5,529,179
Cleanaway Waste Management Ltd.	9,719,209	12,791,603
Cooper Energy Ltd.(a)(c)	3,849,237	1,333,169
Corporate Travel Management Ltd.(a)	350,614	5,994,997
Costa Group Holdings Ltd.	1,330,829	5,366,168
Credit Corp. Group Ltd.(a)	292,563	4,688,824
Cromwell Property Group	7,066,644	5,461,802
CSR Ltd.	2,289,087	4,873,736
Domain Holdings Australia Ltd.	1,381,021	2,426,801
Downer EDI Ltd.	2,423,221	12,633,274
DuluxGroup Ltd.	1,664,914	8,315,708
Eclipx Group Ltd.	1,314,147	2,136,809
Elders Ltd.	362,240	1,653,437
Emeco Holdings Ltd.(c)	898,549	1,480,700
Estia Health Ltd.	1,185,624	2,022,925
Evolution Mining Ltd.	5,334,716	15,598,130
FlexiGroup Ltd./Australia	1,377,132	1,320,438
G8 Education Ltd.	1,662,229	3,842,085
Galaxy Resources Ltd.(a)(c)	1,740,701	2,538,464
GDI Property Group	5,604,679	5,557,846
Genworth Mortgage Insurance Australia Ltd.	992,778	1,607,023
GrainCorp Ltd., Class A	929,126	6,435,986
Greencross Ltd.	429,723	1,723,329
GUD Holdings Ltd.	446,261	3,657,397
GWA Group Ltd.	1,118,808	2,284,181
Hansen Technologies Ltd.	116,595	291,602
Healius Ltd.(c)	2,651,797	5,626,653
Healthscope Ltd.	5,853,544	10,072,743

Security	Shares	Value

Australia (continued)
HUB24 Ltd.(a)	173,892	$1,640,706
IDP Education Ltd.	475,673	3,936,599
Iluka Resources Ltd.	1,763,598	11,187,568
Independence Group NL(a)	2,041,460	6,519,763
Infigen Energy(a)(c)	3,821,371	1,253,859
InvoCare Ltd.(a)	566,206	5,036,759
IOOF Holdings Ltd.	1,279,913	4,694,240
IPH Ltd.	756,339	3,016,620
IRESS Ltd.	566,206	4,850,977
JB Hi-Fi Ltd.	540,691	8,819,257
Kidman Resources Ltd.(a)(c)	1,745,898	1,432,149
Link Administration Holdings Ltd.	2,044,004	10,641,352
Lynas Corp. Ltd.(a)(c)	2,973,235	3,631,290
Magellan Financial Group Ltd.	505,799	10,525,647
Mayne Pharma Group Ltd.(a)(c)	6,437,163	3,778,394
McMillan Shakespeare Ltd.	360,352	4,033,222
Mesoblast Ltd.(a)(c)	1,477,316	1,265,692
Metcash Ltd.(a)	4,620,900	8,355,936
Mineral Resources Ltd.	674,420	7,779,537
Monadelphous Group Ltd.(a)	431,394	4,645,917
MYOB Group Ltd.	1,763,719	4,359,593
Nanosonics Ltd.(c)	1,359,805	3,311,616
Navitas Ltd.	1,124,992	4,618,221
New Hope Corp. Ltd.	814,038	2,380,159
NEXTDC Ltd.(a)(c)	1,746,949	8,725,446
NIB Holdings Ltd.	1,217,993	4,742,452
Nine Entertainment Co. Holdings Ltd.	6,972,112	7,396,806
Northern Star Resources Ltd.	2,555,936	16,344,304
NRW Holdings Ltd.	1,108,213	1,555,503
Nufarm Ltd./Australia	1,214,828	5,527,341
OFX Group Ltd.	1,403,075	1,780,111
Orocobre Ltd.(a)(c)	933,962	2,267,724
Orora Ltd.	4,969,447	11,450,172
OZ Minerals Ltd.	1,336,846	9,513,669
Pact Group Holdings Ltd.	922,843	2,550,257
Pendal Group Ltd.	1,039,155	5,682,749
Perpetual Ltd.	184,137	4,389,073
Pilbara Minerals Ltd.(a)(c)	7,172,297	3,399,292
Pinnacle Investment Management Group Ltd.(a)	368,806	1,237,008
Platinum Asset Management Ltd.(a)	882,214	2,901,131
Premier Investments Ltd.	423,967	4,272,253
Qube Holdings Ltd.	5,402,766	10,597,057
Quintis Ltd.(a)(b)(c)	1,477,559	11
Regis Healthcare Ltd.(a)	629,559	1,367,948
Regis Resources Ltd.	1,935,927	7,340,222
Reliance Worldwide Corp. Ltd.	2,931,758	10,282,295
Resolute Mining Ltd.(a)	3,443,634	2,837,346
Sandfire Resources NL	840,548	4,284,070
Saracen Mineral Holdings Ltd.(c)	3,973,139	9,762,938
Select Harvests Ltd.	424,791	1,861,515
Seven Group Holdings Ltd.	495,923	5,709,699
Seven West Media Ltd.(c)	4,386,615	1,727,190
SG Fleet Group Ltd.(a)	634,247	1,313,390
Shopping Centres Australasia Property Group	2,693,386	4,890,067
Sigma Healthcare Ltd.	5,988,503	2,357,919
Sims Metal Management Ltd.	674,550	5,100,465
SmartGroup Corp. Ltd.	400,472	3,054,363
Southern Cross Media Group Ltd.	3,533,777	2,705,486
Spark Infrastructure Group	7,033,733	12,360,037
SpeedCast International Ltd.	1,164,097	2,470,012

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
St. Barbara Ltd.	2,307,807	$8,430,514
Star Entertainment Grp Ltd. (The)	3,416,687	11,061,271
Steadfast Group Ltd.	3,503,682	6,744,433
Super Retail Group Ltd.	648,075	3,444,845
Syrah Resources Ltd.(a)(c)	1,677,666	1,914,418
Tassal Group Ltd.	1,438,398	4,572,802
Technology One Ltd.	1,162,988	5,910,509
Village Roadshow Ltd.(c)	832,051	1,850,404
Virtus Health Ltd.	573,600	1,756,610
Viva Energy Group Ltd.(c)(d)	2,531,333	3,396,127
Vocus Group Ltd.(c)	2,384,441	5,859,133
Webjet Ltd.	591,835	5,169,807
Western Areas Ltd.	1,161,230	1,989,770
Westgold Resources Ltd.(a)(c)	1,241,780	923,553
Whitehaven Coal Ltd.	2,922,124	10,546,800
WiseTech Global Ltd.(a)	460,659	6,831,992

		682,385,784

Austria — 1.0%
ams AG(a)	341,059	9,171,912
AT&S Austria Technologie & Systemtechnik AG	116,970	2,415,909
BAWAG Group AG(d)	53,541	2,270,660
CA Immobilien Anlagen AG	312,620	11,213,452
DO & CO AG	21,582	2,067,815
EVN AG	171,449	2,777,815
FACC AG(a)	148,998	2,759,419
IMMOFINANZ AG	322,711	8,553,805
Kapsch TrafficCom AG	31,432	1,262,332
Lenzing AG	52,905	5,190,348
Oesterreichische Post AG	133,087	5,018,071
S IMMO AG	494,342	9,552,195
S&T AG(a)	266,328	6,084,455
Schoeller-Bleckmann Oilfield Equipment AG	60,258	4,694,811
Telekom Austria AG	544,576	4,174,155
UNIQA Insurance Group AG	527,626	4,828,258
Wienerberger AG	507,618	11,416,335
Zumtobel Group AG(a)(c)	162,031	1,467,857

		94,919,604

Belgium — 1.9%
Ackermans & van Haaren NV	122,972	19,712,252
Aedifica SA	117,073	11,270,737
AGFA-Gevaert NV(c)	1,066,408	4,202,012
Barco NV	65,873	8,072,579
Befimmo SA	108,971	6,552,029
Bekaert SA	161,087	4,340,025
bpost SA	367,637	3,372,650
Cie. d’Entreprises CFE	27,177	2,890,779
Cofinimmo SA	84,353	11,179,339
D’ieteren SA/NV	105,674	4,013,560
Econocom Group SA/NV(a)	699,630	2,541,633
Elia System Operator SA/NV	157,018	11,512,878
Euronav NV	595,308	4,665,477
Exmar NV(c)	259,710	1,871,466
Fagron	176,979	3,230,915
Galapagos NV(a)(c)	184,355	18,996,118
Gimv NV	89,905	5,158,073
Intervest Offices & Warehouses NV	143,944	3,501,572
Ion Beam Applications(a)(c)	104,094	1,479,894
KBC Ancora	148,662	6,652,704
Kinepolis Group NV	69,437	4,127,188

Security	Shares	Value

Belgium (continued)
Melexis NV(a)	84,492	$5,972,139
Mithra Pharmaceuticals SA(a)(c)	56,313	1,864,181
Ontex Group NV	306,127	6,530,022
Orange Belgium SA	152,859	2,932,654
Sofina SA	43,315	8,608,348
Tessenderlo Group SA(c)	179,115	6,361,012
Warehouses De Pauw CVA	56,626	8,290,871

		179,903,107

Denmark — 1.8%
ALK-Abello A/S(c)	32,165	4,962,987
Alm Brand A/S	423,141	3,635,154
Amagerbanken A/S(b)(c)	130,550	—
Ambu A/S, Series B	697,894	18,512,119
Bang & Olufsen A/S(a)(c)	255,337	3,767,132
Bavarian Nordic A/S(a)(c)	158,715	3,689,260
D/S Norden A/S(a)(c)	118,934	1,659,655
Dfds A/S	136,365	6,446,368
FLSmidth & Co. A/S	157,029	7,358,057
GN Store Nord A/S	590,598	25,486,778
Jyske Bank A/S, Registered	280,122	10,525,723
Matas A/S	186,735	2,123,652
Netcompany Group A/S(c)(d)	55,009	1,859,869
Nilfisk Holding A/S(c)	119,605	4,439,074
NKT A/S(a)(c)	119,605	2,163,474
Per Aarsleff Holding A/S	97,495	3,221,415
Rockwool International A/S, Class B	37,113	9,947,144
Royal Unibrew A/S	225,178	16,970,799
Schouw & Co. A/S	70,105	5,677,870
SimCorp A/S	208,969	16,523,160
Spar Nord Bank A/S	343,289	2,906,949
Sydbank A/S	318,947	7,381,920
Topdanmark A/S	211,458	10,093,724
Zealand Pharma A/S(a)(c)	127,851	1,852,856

		171,205,139

Finland — 1.5%
Amer Sports OYJ	487,885	21,721,149
Cargotec OYJ, Class B	134,708	4,510,371
Caverion OYJ(a)(c)	445,427	2,739,523
Citycon OYJ	1,295,848	2,652,666
Cramo OYJ	167,229	3,200,673
DNA OYJ	314,554	6,633,983
Finnair OYJ	226,007	1,899,604
F-Secure OYJ	529,943	1,574,935
Huhtamaki OYJ	477,830	15,719,355
Kemira OYJ	335,757	4,087,653
Kesko OYJ, Class B	262,018	15,098,765
Konecranes OYJ	267,253	9,254,979
Metsa Board OYJ	717,639	5,220,702
Oriola OYJ, Class B	693,758	1,731,414
Outokumpu OYJ	1,069,896	4,600,011
Outotec OYJ(c)	674,076	2,761,281
Ramirent OYJ(c)	349,730	2,399,759
Sanoma OYJ	327,245	3,184,216
Tieto OYJ	294,299	8,449,085
Uponor OYJ	307,362	3,496,846
Valmet OYJ	514,866	11,608,881
YIT OYJ	638,126	4,133,367

		136,679,218

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 3.0%
Air France-KLM, NVS(c)	755,993	$9,542,102
Albioma SA	191,380	4,295,354
ALD SA(a)(d)	225,525	3,283,900
Alten SA, NVS	123,895	11,891,957
Altran Technologies SA, NVS	975,483	9,217,580
APERAM SA	177,772	5,446,384
Assystem SA, NVS	46,194	1,505,350
Beneteau SA, NVS	177,533	2,526,006
Boiron SA, NVS	28,870	1,600,028
Bonduelle SCA, NVS	68,899	2,486,378
Cellectis SA, NVS(a)(c)	137,685	2,423,514
CGG SA(c)	2,724,737	5,133,710
Cie. Plastic Omnium SA, NVS	245,367	6,759,926
Coface SA(c)	406,798	3,743,577
DBV Technologies SA(a)(c)	133,081	1,745,404
Derichebourg SA, NVS	511,312	2,337,432
Elior Group SA(d)	448,023	6,323,231
Elis SA, NVS	807,004	13,084,329
Eramet, NVS	41,278	2,882,125
Esso SA Francaise	30,306	1,182,337
Europcar Mobility Group, NVS(d)	441,789	3,898,296
FFP, NVS	33,766	3,556,771
Fnac Darty SA(c)	80,388	5,672,832
Gaztransport Et Technigaz SA	105,674	8,942,599
Genfit, NVS(a)(c)	151,852	3,139,850
Guerbet, NVS	30,519	1,978,574
Haulotte Group SA	212,196	2,076,920
ID Logistics Group, NVS(a)(c)	13,007	2,190,972
Innate Pharma SA(a)(c)	222,975	1,719,329
Interparfums SA, NVS	58,819	2,949,393
IPSOS, NVS	158,585	3,690,317
Jacquet Metal Service SA, NVS	146,437	2,769,119
Korian SA	206,203	7,353,762
Lagardere SCA, NVS	318,811	8,351,660
Latecoere SACA, NVS(c)	355,833	1,271,856
LISI, NVS	73,592	2,339,074
Maisons du Monde SA(d)	190,252	4,920,585
Manitou BF SA	60,655	1,851,321
Mercialys SA	246,658	3,792,570
Mersen SA, NVS	78,670	2,581,718
Metropole Television SA	184,618	2,828,062
Neopost SA	140,221	3,526,852
Nexans SA	105,674	3,164,771
Nexity SA	163,619	7,659,978
Oeneo SA, NVS	178,836	2,236,738
Orpea, NVS	206,985	20,591,670
Rallye SA, NVS(a)	119,759	1,381,045
Rubis SCA	351,219	20,976,467
SOITEC, NVS(c)	95,977	7,395,147
Solocal Group, NVS(a)(c)	2,696,238	1,392,209
Sopra Steria Group, NVS	63,944	6,478,793
SPIE SA, NVS	403,865	6,098,538
Synergie SA, NVS	41,311	1,279,862
Tarkett SA, NVS	99,410	2,165,010
Technicolor SA, Registered(c)	1,582,706	1,775,214
Television Francaise 1	393,455	3,196,406
Trigano SA, NVS	43,594	4,226,852
Vallourec SA, NVS(a)(c)	1,401,381	2,524,582
Vicat SA, NVS	66,079	3,313,435
Virbac SA, NVS(c)	19,789	2,792,946

Security	Shares	Value

France (continued)
Worldline SA/France, NVS(c)(d)	159,173	$8,551,345

		286,014,064

Germany — 5.5%
Aareal Bank AG	226,498	7,329,040
ADLER Real Estate AG	129,868	2,083,257
ADO Properties SA(a)(d)	177,339	10,652,574
ADVA Optical Networking SE(a)(c)	228,723	1,956,551
AIXTRON SE(a)(c)	512,857	5,122,108
alstria office REIT AG	527,627	7,955,289
Amadeus Fire AG	30,516	3,053,358
Aumann AG(a)(d)	42,453	1,756,092
AURELIUS Equity Opportunities SE & Co KGaA(a)	105,674	4,534,959
Aurubis AG	147,710	8,089,747
BayWa AG(a)	46,333	1,267,980
Bechtle AG	126,639	10,077,378
Bertrandt AG	28,292	2,431,527
Bilfinger SE	123,516	3,945,718
Borussia Dortmund GmbH & Co. KGaA	410,167	4,228,754
CANCOM SE	179,914	6,990,134
Carl Zeiss Meditec AG, Bearer	158,753	14,418,048
CECONOMY AG(a)	628,052	2,954,698
CompuGroup Medical SE	106,472	5,304,676
CTS Eventim AG & Co. KGaA	247,421	10,527,128
Deutsche EuroShop AG(a)	156,035	4,862,789
Deutsche Pfandbriefbank AG(d)	456,169	5,153,177
Deutz AG	561,441	3,997,418
DMG Mori AG	167,922	8,449,107
Draegerwerk AG&Co. KGaA	20,599	996,271
Duerr AG	210,463	8,621,396
ElringKlinger AG(a)	129,794	1,143,798
Evotec AG(c)	553,023	12,983,220
Freenet AG(a)	473,087	10,086,032
Gerresheimer AG	147,855	10,026,679
GFT Technologies SE	60,922	536,171
Grand City Properties SA	525,751	13,091,019
GRENKE AG(a)	118,702	10,923,605
Hamborner REIT AG	241,734	2,543,552
Hapag-Lloyd AG(a)(d)	159,944	4,037,609
Heidelberger Druckmaschinen AG(a)(c)	1,330,177	2,692,413
HelloFresh SE(c)	318,003	3,169,090
Indus Holding AG	75,110	3,731,808
Isra Vision AG	85,779	2,898,677
Jenoptik AG	218,449	7,068,590
K+S AG, Registered	617,482	12,030,830
Kloeckner & Co. SE	262,977	1,965,920
Koenig & Bauer AG(a)	57,715	2,741,717
Krones AG	58,570	4,902,686
KWS Saat SE	10,599	3,350,581
LEG Immobilien AG	275,113	32,357,025
Leoni AG(a)	134,339	4,980,497
MLP SE	506,737	2,497,350
MorphoSys AG(c)	133,221	14,415,111
Nemetschek SE	89,076	11,437,323
Nordex SE(c)	290,963	3,321,960
Norma Group SE	136,316	7,217,022
PATRIZIA Immobilien AG	278,134	6,204,174
Pfeiffer Vacuum Technology AG(a)	41,621	5,836,027
Rational AG	14,460	9,075,890
Rheinmetall AG	178,407	18,542,907
RHOEN-KLINIKUM AG	307,362	8,034,105

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
RIB Software SE(a)	191,590	$2,780,974
Rocket Internet SE(c)(d)	332,252	8,394,958
SAF-Holland SA	233,923	2,928,406
Salzgitter AG	144,711	4,370,398
Scout24 AG(d)	424,817	19,975,950
SGL Carbon SE(c)	254,780	2,096,129
Siltronic AG	95,423	9,490,860
Sixt SE	62,882	5,721,806
SLM Solutions Group AG(a)(c)	79,219	990,808
SMA Solar Technology AG(a)	63,715	1,612,801
Software AG	256,734	9,338,481
Stabilus SA	97,617	6,104,577
STRATEC SE(a)	35,538	2,442,606
Stroeer SE & Co. KGaA	128,824	7,225,395
Suedzucker AG(a)	321,500	5,231,073
TAG Immobilien AG	514,709	13,016,882
Takkt AG	183,000	3,095,153
TLG Immobilien AG	340,001	10,455,591
Vossloh AG	61,202	2,882,786
Wacker Neuson SE	128,774	2,879,875
XING SE	20,599	6,180,896
zooplus AG(a)(c)	28,838	3,477,775

		511,296,742

Hong Kong — 2.0%
Agritrade Resources Ltd.(a)	8,710,000	1,776,033
Ausnutria Dairy Corp. Ltd.	1,584,000	1,816,815
Bright Smart Securities & Commodities Group Ltd.(a)	6,278,000	1,384,141
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	12,938,512	1,714,868
Cafe de Coral Holdings Ltd.	3,130,000	8,436,604
Champion REIT	16,052,000	12,171,919
Chow Sang Sang Holdings International Ltd.	1,470,000	2,158,156
CITIC Telecom International Holdings Ltd.	8,085,000	2,936,553
CMBC Capital Holdings Ltd.(a)(c)	43,190,000	1,706,310
Crystal International Group Ltd.(d)	1,563,500	846,837
CSI Properties Ltd.	61,990,000	2,923,050
Dah Sing Banking Group Ltd.	2,604,000	5,077,447
Dah Sing Financial Holdings Ltd.	626,000	3,454,420
Emperor Capital Group Ltd.	23,166,000	1,092,360
First Pacific Co. Ltd.	4,002,000	1,728,979
Giordano International Ltd.	7,980,000	4,006,933
Guotai Junan International Holdings Ltd.(a)	16,381,000	2,860,052
Haitong International Securities Group Ltd.(a)	10,661,000	3,722,729
Health and Happiness H&H International Holdings Ltd.(a)(c)	526,500	3,207,297
HKBN Ltd.	4,420,500	6,816,630
Hopewell Holdings Ltd.	2,415,000	11,125,983
Hutchison Telecommunications Hong Kong Holdings Ltd.	11,340,000	4,480,100
Johnson Electric Holdings Ltd.	2,171,250	4,936,483
Kerry Logistics Network Ltd.	2,835,000	4,443,970
Lai Sun Development Co. Ltd.	2,586,353	4,304,710
Landing International Development Ltd.(c)	6,743,043	2,217,117
Leyou Technologies Holdings Ltd.(a)(c)	2,665,000	740,400
Li & Fung Ltd.	22,474,000	3,809,298
Lifestyle International Holdings Ltd.	223,500	336,673
Luk Fook Holdings International Ltd.	1,565,000	4,537,417
Man Wah Holdings Ltd.(a)	10,026,800	4,715,217
Mandarin Oriental International Ltd.(a)	186,300	359,559
Melco International Development Ltd.	3,942,000	9,153,305
Microport Scientific Corp.(a)	713,000	684,223

Security	Shares	Value

Hong Kong (continued)
NewOcean Energy Holdings Ltd.(a)(c)	6,300,000	$2,031,300
OP Financial Ltd.	896,000	262,633
Pacific Basin Shipping Ltd.	17,385,000	3,434,151
Pacific Textiles Holdings Ltd.	3,432,000	2,991,688
Prosperity REIT	10,341,000	4,151,318
Sa Sa International Holdings Ltd.(a)	5,054,000	1,919,395
Shun Tak Holdings Ltd.	9,660,000	3,828,692
SITC International Holdings Co. Ltd.	6,199,000	5,688,098
SmarTone Telecommunications Holdings Ltd.	1,995,000	2,367,040
Television Broadcasts Ltd.	1,396,200	2,604,964
Texwinca Holdings Ltd.	2,940,000	1,127,786
Town Health International Medical Group Ltd.(a)(b)(c)	7,626,000	9,719
United Laboratories International Holdings Ltd. (The)(a)	3,284,000	1,862,414
Value Partners Group Ltd.	4,785,000	3,536,901
VSTECS Holdings Ltd.	6,936,000	3,350,127
VTech Holdings Ltd.	819,000	7,812,475
Xinyi Automobile Glass Hong Kong Enterprises Ltd.(c)	1	—
Xinyi Glass Holdings Ltd.(a)	8,700,000	10,533,090

		183,194,379

Ireland — 0.7%
C&C Group PLC	1,726,155	6,536,230
Cairn Homes PLC, NVS(c)	1,121,845	1,673,439
Dalata Hotel Group PLC	833,464	5,460,804
Glanbia PLC	830,186	15,908,363
Grafton Group PLC	1,011,839	9,776,370
Green REIT PLC	2,719,757	4,518,895
Hibernia REIT PLC	3,622,263	5,461,462
Origin Enterprises PLC	566,350	3,723,687
Permanent TSB Group Holdings PLC(c)	715,098	1,345,684
UDG Healthcare PLC	1,139,124	8,691,073

		63,096,007

Israel — 1.7%
Africa Israel Properties Ltd.(c)	113,658	2,853,924
Airport City Ltd.(c)	525,832	6,932,454
Alony Hetz Properties & Investments Ltd.	544,286	5,758,578
Amot Investments Ltd.(a)	578,974	3,051,635
Bayside Land Corp.	4,755	2,273,291
Caesarstone Ltd.(a)	133,738	2,056,890
Cellcom Israel Ltd.(a)(c)	275,056	1,451,269
Clal Insurance Enterprises Holdings Ltd.(c)	168,895	2,483,743
CyberArk Software Ltd.(a)(c)	181,032	15,887,368
Delek Automotive Systems Ltd.	208,567	943,740
Delek Group Ltd.(a)	13,123	2,288,511
Electra Ltd./Israel	13,858	3,267,639
First International Bank of Israel Ltd., NVS(a)	197,374	4,669,179
Gazit-Globe Ltd.	364,852	2,983,487
Harel Insurance Investments & Financial Services Ltd.	646,631	4,506,350
IDI Insurance Co. Ltd.	38,768	2,133,000
Israel Discount Bank Ltd., Class A	4,596,915	16,232,965
Ituran Location and Control Ltd.	170,411	5,615,042
Jerusalem Oil Exploration	86,818	5,460,086
Kornit Digital Ltd.(a)(c)	182,952	3,505,360
Matrix IT Ltd.	385,407	4,670,604
Melisron Ltd.	118,359	5,446,822
Menora Mivtachim Holdings Ltd.	207,589	2,532,263
Naphtha Israel Petroleum Corp. Ltd.	514,856	3,494,485
Norstar Holdings Inc.	104,152	1,354,198
Oil Refineries Ltd.	4,358,031	2,120,691
Orbotech Ltd.(a)(c)	216,636	13,286,286

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Partner Communications Co. Ltd.(c)	469,342	$2,131,464
Paz Oil Co. Ltd.	27,230	4,068,855
Phoenix Holdings Ltd. (The)(a)	600,563	3,370,393
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	79,504	4,319,573
Sapiens International Corp. NV	153,801	1,899,415
Shikun & Binui Ltd.(c)	869,734	1,588,298
Shufersal Ltd.	750,716	5,289,570
Strauss Group Ltd.	193,820	4,708,334
Tower Semiconductor Ltd.(c)	489,673	7,308,880
UroGen Pharma Ltd.(a)(c)	47,382	1,962,562

		163,907,204

Italy — 3.4%
A2A SpA	6,134,271	11,205,716
ACEA SpA	219,045	3,347,890
Amplifon SpA, NVS	404,761	7,263,886
Anima Holding SpA(d)	1,418,569	5,843,574
ASTM SpA	108,613	2,610,955
Autogrill SpA	639,125	5,756,905
Azimut Holding SpA(a)	483,843	6,145,903
Banca Generali SpA	286,793	6,779,058
Banca IFIS SpA	94,897	1,827,166
Banca Mediolanum SpA	1,071,466	6,546,838
Banca Monte dei Paschi di Siena SpA(a)(c)	1,128,711	1,599,497
Banca Popolare di Sondrio SCPA	2,104,305	5,621,151
Banco BPM SpA(a)(c)	6,128,460	11,895,498
Biesse SpA	87,758	2,052,223
Bio On SpA(a)(c)	28,402	1,958,651
BPER Banca	1,755,460	5,954,276
Brembo SpA	590,637	6,756,930
Brunello Cucinelli SpA	95,961	3,473,983
Buzzi Unicem SpA(a)	400,459	7,659,973
Cairo Communication SpA	349,447	1,525,702
Cerved Group SpA	805,890	7,111,082
CIR-Compagnie Industriali Riunite SpA	4,102,340	4,763,715
Credito Emiliano SpA	200,441	1,145,380
Credito Valtellinese SpA(a)(c)	31,836,422	2,389,107
Datalogic SpA	96,533	2,614,095
De’ Longhi SpA	270,125	6,757,015
DiaSorin SpA	118,004	10,825,521
Enav SpA(d)	1,031,998	5,293,220
ERG SpA	280,071	5,495,382
Falck Renewables SpA	711,475	2,281,787
Fincantieri SpA, NVS(c)	2,287,185	2,650,674
FinecoBank Banca Fineco SpA	1,492,009	16,243,504
Geox SpA	414,445	618,221
Hera SpA	3,620,277	12,262,860
IMA Industria Macchine Automatiche SpA(a)	71,119	4,720,876
Infrastrutture Wireless Italiane SpA(d)	925,483	7,380,518
Interpump Group SpA	342,918	11,064,689
Iren SpA	2,821,906	6,935,785
Italgas SpA	2,113,587	12,800,388
Italmobiliare SpA	57,739	1,285,300
Juventus Football Club SpA(a)(c)	2,028,251	3,367,626
La Doria SpA	103,670	1,024,212
Maire Tecnimont SpA	688,509	2,768,263
MARR SpA	282,006	6,762,982
Mediaset SpA(a)(c)	1,503,704	4,951,968
Piaggio & C SpA	769,048	1,768,417
RAI Way SpA(d)	404,186	2,063,835

Security	Shares	Value

Italy (continued)
Reply SpA	131,561	$7,306,445
Saipem SpA(a)(c)	2,118,335	10,089,763
Salini Impregilo SpA(a)	777,440	1,712,781
Salvatore Ferragamo SpA(a)	223,996	4,496,637
Saras SpA	1,876,342	4,004,595
Societa Cattolica di Assicurazioni SC	672,006	6,215,009
Societa Iniziative Autostradali e Servizi SpA	262,601	4,049,760
Technogym SpA, NVS(d)	383,424	4,456,792
Tod’s SpA(a)	47,913	2,232,097
Unione di Banche Italiane SpA	4,035,017	10,366,522
Unipol Gruppo SpA	2,116,528	9,709,579

		317,812,177

Japan — 30.5%
77 Bank Ltd. (The)	321,900	5,676,063
Achilles Corp.	147,000	2,683,901
Activia Properties Inc.	2,505	10,852,775
Adastria Co. Ltd.(a)	174,480	3,198,453
ADEKA Corp.	399,100	6,285,559
Advance Residence Investment Corp.	5,670	16,776,073
Advantest Corp.	818,800	18,606,013
Aeon Delight Co. Ltd.	88,400	3,277,534
AEON REIT Investment Corp.	6,185	7,240,366
Ai Holdings Corp.	231,000	4,011,670
Aica Kogyo Co. Ltd.	246,400	8,637,471
Aida Engineering Ltd.	315,000	2,272,122
Aiful Corp.(c)	2,741,000	7,001,727
Ain Holdings Inc.	115,400	8,440,540
Akatsuki Inc.	10,600	607,774
Akebono Brake Industry Co. Ltd.(a)(c)	785,800	1,191,372
Amano Corp.	270,000	5,614,353
Anicom Holdings Inc.(a)	73,900	2,077,865
Anritsu Corp.	708,000	12,542,718
Aoyama Trading Co. Ltd.	241,400	6,026,682
Arcs Co. Ltd.	238,100	5,312,017
Ariake Japan Co. Ltd.	94,300	5,692,833
Asahi Diamond Industrial Co. Ltd.	315,000	2,083,984
Asahi Holdings Inc.	103,000	2,193,825
ASKA Pharmaceutical Co. Ltd.	147,000	1,515,520
ASKUL Corp.(a)	88,500	1,783,336
Autobacs Seven Co. Ltd.	325,900	5,453,128
Avex Inc.	228,600	3,073,066
Awa Bank Ltd. (The)	313,400	8,682,358
Azbil Corp.	592,200	12,439,302
Bank of Iwate Ltd. (The)	71,600	2,174,382
Bank of Nagoya Ltd. (The)	156,500	4,544,151
Bell System24 Holdings Inc.	20,600	273,897
Benefit One Inc.	232,200	7,840,991
Bic Camera Inc.	525,900	6,166,024
Broadleaf Co. Ltd.	631,800	3,227,794
Bunka Shutter Co. Ltd.	399,900	2,748,555
Canon Marketing Japan Inc.	231,700	4,483,692
Capcom Co. Ltd.	406,600	8,705,118
Central Glass Co. Ltd.	152,100	3,354,222
Chiyoda Corp.(a)	855,100	2,592,879
Chugoku Bank Ltd. (The)	411,300	3,783,068
Citizen Watch Co. Ltd.	1,226,300	6,535,459
CKD Corp.	315,000	2,958,100
Clarion Co. Ltd.	137,300	3,148,955
cocokara fine Inc.	19,400	898,429
Colowide Co. Ltd.(a)	315,000	6,833,732

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Comforia Residential REIT Inc.	3,204	$8,499,447
COMSYS Holdings Corp.	483,000	12,582,055
Comture Corp.	10,500	279,119
Cosmo Energy Holdings Co. Ltd.	251,100	5,666,651
Cosmos Pharmaceutical Corp.	45,100	8,627,970
Create SD Holdings Co. Ltd.	19,400	487,362
CYBERDYNE Inc.(a)(c)	629,700	4,009,759
Daido Steel Co. Ltd.	123,000	5,131,122
Daihen Corp.	143,600	3,212,956
Daiichikosho Co. Ltd.	167,000	7,887,347
Daikokutenbussan Co. Ltd.(a)	86,000	3,235,964
Daio Paper Corp.(a)	399,000	5,125,443
Daiseki Co. Ltd.	150,800	3,554,185
Daishi Hokuetsu Financial Group Inc.	242,200	6,965,781
Daiwa Office Investment Corp.	1,670	11,171,184
Daiwabo Holdings Co. Ltd.	128,600	6,889,075
DCM Holdings Co. Ltd.	399,000	4,065,892
Denka Co. Ltd.	363,800	11,666,471
Descente Ltd.	217,400	4,536,574
Dexerials Corp.	231,000	1,872,112
DIC Corp.	343,200	10,990,095
Digital Arts Inc.	27,100	1,748,066
Digital Garage Inc.	192,700	4,623,171
Dip Corp.	163,900	2,980,411
DMG Mori Co. Ltd.	528,500	7,143,467
Dowa Holdings Co. Ltd.	251,700	8,048,479
Duskin Co. Ltd.	315,000	7,577,598
Ebara Corp.	419,500	11,540,779
EDION Corp.(a)	483,000	4,890,802
en-japan Inc.	171,800	6,417,045
eRex Co. Ltd.(a)	81,300	462,416
Euglena Co. Ltd.(a)(c)	389,000	2,105,311
Exedy Corp.	231,000	5,815,860
Ezaki Glico Co. Ltd.	188,900	9,390,324
F@N Communications Inc.	380,100	1,924,424
Fancl Corp.	406,600	8,794,785
Financial Products Group Co. Ltd.	345,100	3,776,662
Foster Electric Co. Ltd.	111,100	1,699,729
FP Corp.	91,300	5,176,155
Frontier Real Estate Investment Corp.	1,738	7,106,588
Fudo Tetra Corp.	173,020	2,631,150
Fuji Corp./Aichi	411,500	5,357,856
Fuji Oil Holdings Inc.	325,100	10,261,127
Fuji Seal International Inc.	242,300	8,048,465
Fuji Soft Inc.	147,000	5,963,475
Fujibo Holdings Inc.	71,600	1,767,138
Fujikura Ltd.	1,154,000	5,047,358
Fujimi Inc.	157,400	3,236,802
Fujitec Co. Ltd.	312,600	3,403,758
Fujitsu General Ltd.	257,500	3,305,408
Fukuoka REIT Corp.	4,114	6,426,353
Fukuyama Transporting Co. Ltd.	29,800	1,195,231
Funai Soken Holdings Inc.	266,460	4,502,618
Furukawa Co. Ltd.	147,000	1,869,411
Furukawa Electric Co. Ltd.	328,800	9,818,984
Futaba Industrial Co. Ltd.	619,100	3,214,109
Fuyo General Lease Co. Ltd.	83,500	4,158,504
Geo Holdings Corp.(a)	231,900	3,545,728
Giken Ltd.	36,600	1,091,308
Global One Real Estate Investment Corp.	6,314	7,159,309

Security	Shares	Value

Japan (continued)
Glory Ltd.	326,300	$8,092,288
GLP J-REIT	14,026	14,911,405
GMO Internet Inc.	355,500	4,788,781
GMO Payment Gateway Inc.(a)	171,400	8,851,126
GNI Group Ltd.(c)	49,999	1,477,045
Goldwin Inc.	32,500	3,201,323
Gree Inc.	650,800	2,948,125
GS Yuasa Corp.	313,400	6,525,447
GungHo Online Entertainment Inc.(a)(c)	2,265,200	5,349,227
Gunma Bank Ltd. (The)	1,650,600	7,280,051
Gunosy Inc.(a)(c)	111,600	2,468,264
Gunze Ltd.	83,500	3,479,486
Gurunavi Inc.	147,000	984,683
H2O Retailing Corp.	399,000	5,605,725
Hachijuni Bank Ltd. (The)	660,400	2,924,863
Hanwa Co. Ltd.	230,500	6,385,716
Harmonic Drive Systems Inc.(a)	172,500	6,007,305
Haseko Corp.	1,401,900	15,522,278
Hazama Ando Corp.	901,500	5,964,164
Heiwa Corp.	231,900	4,892,423
Heiwa Real Estate Co. Ltd.	315,000	5,809,106
Heiwa Real Estate REIT Inc.	6,546	7,428,384
Hirata Corp.(a)	13,100	805,283
Hiroshima Bank Ltd. (The)	787,600	4,559,294
HIS Co. Ltd.	231,000	8,713,177
Hitachi Capital Corp.	231,000	5,253,377
Hitachi Transport System Ltd.	14,300	398,792
Hitachi Zosen Corp.	973,100	3,227,870
Hogy Medical Co. Ltd.	167,800	5,604,640
Hokkaido Electric Power Co. Inc.(a)	819,000	5,666,700
Hokkoku Bank Ltd. (The)	241,400	7,264,403
Hokuetsu Corp.	651,000	3,523,284
Hokuhoku Financial Group Inc.	483,000	5,538,767
Hokuriku Electric Power Co.(a)(c)	658,800	5,787,125
Horiba Ltd.	167,000	8,178,903
Hoshino Resorts REIT Inc.	890	4,383,350
Hosiden Corp.	350,300	2,655,495
House Foods Group Inc.	334,000	11,585,500
Hulic Reit Inc.	4,114	6,762,792
Hyakugo Bank Ltd. (The)	1,656,300	5,996,345
Hyakujushi Bank Ltd. (The)	241,400	5,620,763
Ibiden Co. Ltd.	432,000	6,283,709
IBJ Leasing Co. Ltd.	147,000	3,382,229
Ichigo Inc.	1,766,900	6,088,280
Ichigo Office REIT Investment	7,449	6,933,600
Idec Corp./Japan	31,300	574,921
IDOM Inc.(a)	315,000	1,175,136
Iino Kaiun Kaisha Ltd.	702,100	2,483,768
Inabata & Co. Ltd.	315,000	4,147,707
Industrial & Infrastructure Fund Investment Corp.	6,540	6,988,900
Ines Corp.	315,900	3,831,554
Infocom Corp.	17,900	603,630
Infomart Corp.	483,900	5,126,681
Internet Initiative Japan Inc.	147,000	3,456,519
Invesco Office J-Reit Inc.	62,227	9,377,220
Invincible Investment Corp.	30,329	13,195,609
Iriso Electronics Co. Ltd.	154,000	6,289,902
Iseki & Co. Ltd.	147,000	2,139,557
Ishihara Sangyo Kaisha Ltd.(c)	207,600	2,113,579
Istyle Inc.(a)	246,600	1,871,649

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ito En Ltd.	253,800	$11,275,595
Itochu Techno-Solutions Corp.	486,400	10,109,683
Itoham Yonekyu Holdings Inc	580,700	3,687,069
Itoki Corp.	315,000	1,632,454
Iwatani Corp.	152,100	5,206,032
Iyo Bank Ltd. (The)	1,071,100	5,915,015
Izumi Co. Ltd.	212,200	10,685,068
Jaccs Co. Ltd.	152,100	2,607,908
Jafco Co. Ltd.	156,500	5,478,866
Japan Aviation Electronics Industry Ltd.	33,000	428,760
Japan Display Inc.(a)(c)	2,825,100	1,869,036
Japan Elevator Service Holdings Co. Ltd.	68,900	1,107,921
Japan Excellent Inc.	6,510	9,307,691
Japan Hotel REIT Investment Corp.	18,800	14,424,332
Japan Investment Adviser Co. Ltd.	32,000	1,167,325
Japan Lifeline Co. Ltd.	289,100	4,380,464
Japan Logistics Fund Inc.	4,830	10,207,663
Japan Material Co. Ltd.	62,900	723,035
Japan Petroleum Exploration Co. Ltd.	147,000	2,755,490
Japan Rental Housing Investments Inc.	8,551	6,725,770
Japan Securities Finance Co. Ltd.	975,300	5,341,163
Japan Steel Works Ltd. (The)	315,000	5,806,212
JCR Pharmaceuticals Co. Ltd.	9,900	513,057
JEOL Ltd.	16,000	290,067
JINS Inc.	83,500	4,181,522
Juroku Bank Ltd. (The)	241,400	5,292,478
Justsystems Corp.	77,000	1,561,509
JVC Kenwood Corp.	974,080	2,282,371
kabu.com Securities Co. Ltd.	1,307,100	6,485,657
Kadokawa Dwango(c)	243,667	2,637,506
Kagome Co. Ltd.	508,600	13,529,330
Kaken Pharmaceutical Co. Ltd.	137,600	6,486,153
Kanamoto Co. Ltd.	108,800	3,009,170
Kanematsu Corp.	302,900	3,643,261
Katitas Co. Ltd.(a)	81,300	2,315,814
Kawasaki Kisen Kaisha Ltd.(a)(c)	399,000	5,202,435
Keihin Corp.	171,600	3,062,089
Keiyo Bank Ltd. (The)	1,208,600	7,618,300
Kenedix Inc.	1,555,500	8,161,265
Kenedix Office Investment Corp.	1,724	11,833,392
Kenedix Residential Next Investment Corp.	3,100	5,130,111
Kenedix Retail REIT Corp.	2,412	5,742,435
Kewpie Corp.	483,000	10,939,952
KH Neochem Co. Ltd.	45,500	1,066,530
Kinden Corp.	819,000	13,455,591
Kintetsu World Express Inc.	147,000	2,123,348
Kitanotatsujin Corp.(a)	423,800	1,658,907
Kitz Corp.	558,000	4,558,137
Kiyo Bank Ltd. (The)	483,000	6,954,525
KLab Inc.(a)(c)	209,500	1,767,169
Koa Corp.	206,500	2,939,157
Kobe Bussan Co. Ltd.	54,900	1,700,018
Kokuyo Co. Ltd.	403,000	5,887,807
Komeri Co. Ltd.	231,000	5,841,331
Komori Corp.	231,000	2,451,576
Konishi Co. Ltd.	231,900	3,368,868
Koshidaka Holdings Co. Ltd.	110,800	1,582,130
K’s Holdings Corp.	860,740	8,557,573
Kumagai Gumi Co. Ltd.	172,500	5,404,989
Kura Corp.	5,300	273,693

Security	Shares	Value

Japan (continued)
Kusuri no Aoki Holdings Co. Ltd.	38,200	$2,530,754
KYB Corp.	105,700	2,859,329
KYORIN Holdings Inc.	239,100	5,075,080
Kyoritsu Maintenance Co. Ltd.	178,800	8,140,715
Kyowa Exeo Corp.	399,000	9,788,937
Kyudenko Corp.	196,100	7,036,392
Kyushu Financial Group Inc.	1,746,500	7,109,248
LaSalle Logiport REIT	6,589	6,581,129
Lasertec Corp.	196,700	6,434,366
Leopalace21 Corp.	1,286,300	6,086,966
Lifull Co. Ltd.	316,800	2,078,427
Link And Motivation Inc.	46,600	388,797
Lintec Corp.	177,700	3,936,733
Mabuchi Motor Co. Ltd.	78,700	2,755,187
Macnica Fuji Electronics Holdings Inc.	184,550	2,406,289
Macromill Inc.	100,000	1,420,564
Maeda Corp.	768,200	7,581,060
Maeda Kosen Co. Ltd.(a)	232,800	5,448,329
Maeda Road Construction Co. Ltd.	246,300	4,791,115
Makino Milling Machine Co. Ltd.	143,600	5,851,934
Maruha Nichiro Corp.	233,600	7,941,928
Marusan Securities Co. Ltd.	483,000	3,554,930
Marvelous Inc.(a)	234,900	2,024,591
Matsui Securities Co. Ltd.	648,000	6,942,644
Matsumotokiyoshi Holdings Co. Ltd.	363,800	11,198,475
Matsuya Co. Ltd.	231,000	2,124,699
Maxell Holdings Ltd.	81,300	1,159,401
MCJ Co. Ltd.	218,600	1,472,331
MCUBS MidCity Investment Corp.	12,202	10,303,811
Megachips Corp.(a)	13,800	356,571
Megmilk Snow Brand Co. Ltd.	246,300	6,506,593
Meidensha Corp.	143,600	1,934,371
Meiko Electronics Co. Ltd.(a)	121,700	2,223,097
Meitec Corp.	157,900	6,884,457
Micronics Japan Co. Ltd.(a)	159,800	1,167,334
Milbon Co. Ltd.	52,500	2,105,692
Ministop Co. Ltd.	237,900	4,273,587
Miraca Holdings Inc.	253,100	6,253,661
Mirait Holdings Corp.	315,000	4,547,138
Misawa Homes Co. Ltd.	231,000	1,589,810
Mitsubishi Logistics Corp.	163,800	4,187,187
Mitsubishi Steel Manufacturing Co. Ltd.	231,000	3,557,438
Mitsui E&S Holdings Co. Ltd.(c)	315,000	3,539,879
Mitsui Mining & Smelting Co. Ltd.	236,100	5,538,577
Miura Co. Ltd.	413,000	10,246,256
Mixi Inc.	81,300	2,056,592
Mizuno Corp.	203,900	4,768,221
Modec Inc.	71,600	1,602,003
Monex Group Inc.(a)	949,570	3,315,599
Money Forward Inc.(c)	14,400	407,535
Monogatari Corp. (The)	5,200	450,574
Mori Hills REIT Investment Corp.	6,621	8,791,092
Mori Trust Sogo REIT Inc.	4,830	7,487,099
Morinaga & Co. Ltd./Japan	185,400	7,597,942
Morinaga Milk Industry Co. Ltd.	164,500	4,761,325
MOS Food Services Inc.	246,500	6,181,186
Musashi Seimitsu Industry Co. Ltd.	22,400	325,410
Musashino Bank Ltd. (The)	241,400	5,538,692
Nachi-Fujikoshi Corp.(a)	71,600	2,858,605
Nagase & Co. Ltd.	567,000	8,283,837

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nakanishi Inc.	263,900	$4,539,381
Namura Shipbuilding Co. Ltd.	315,000	1,308,279
Nankai Electric Railway Co. Ltd.	491,700	13,156,578
Nanto Bank Ltd. (The)	156,500	3,193,848
NET One Systems Co. Ltd.	455,500	9,475,806
Nextage Co. Ltd.(a)	112,500	1,247,703
NHK Spring Co. Ltd.	959,500	8,895,851
Nichias Corp.	16,500	285,638
Nichicon Corp.	399,000	3,160,323
Nichiha Corp.	156,500	4,007,769
Nichi-Iko Pharmaceutical Co. Ltd.	246,400	3,710,830
Nichirei Corp.	483,500	13,043,793
Nifco Inc./Japan	484,600	11,782,152
Nihon Kohden Corp.	399,000	12,520,307
Nihon M&A Center Inc.	654,400	16,337,451
Nihon Nohyaku Co. Ltd.	391,500	1,769,898
Nihon Parkerizing Co. Ltd.	651,000	7,692,603
Nihon Unisys Ltd.	341,100	8,127,100
Nikkiso Co. Ltd.	399,000	3,699,265
Nikkon Holdings Co. Ltd.	467,300	11,756,569
Nippo Corp.	167,800	3,203,973
Nippon Accommodations Fund Inc.	1,760	9,363,595
Nippon Carbon Co. Ltd.(a)	25,300	1,000,795
Nippon Chemi-Con Corp.	33,200	662,597
Nippon Denko Co. Ltd.	499,000	1,017,899
Nippon Gas Co. Ltd.	179,200	6,561,720
Nippon Kayaku Co. Ltd.	796,100	10,014,343
Nippon Light Metal Holdings Co. Ltd.	3,136,200	6,944,999
Nippon Paper Industries Co. Ltd.	429,000	8,400,248
Nippon Parking Development Co. Ltd.	1,955,100	2,820,460
NIPPON REIT Investment Corp.	2,581	9,142,474
Nippon Seiki Co. Ltd.	230,800	4,279,651
Nippon Sharyo Ltd.(c)	156,500	3,511,651
Nippon Sheet Glass Co. Ltd.	469,500	4,232,101
Nippon Shinyaku Co. Ltd.	208,900	13,244,602
Nippon Shokubai Co. Ltd.	167,000	11,048,424
Nippon Soda Co. Ltd.	278,600	7,060,358
Nippon Steel & Sumikin Bussan Corp.	71,600	2,993,476
Nippon Suisan Kaisha Ltd.	1,703,500	10,487,412
Nippon Thompson Co. Ltd.	129,300	670,084
Nipro Corp.	631,700	8,462,911
Nishimatsu Construction Co. Ltd.	171,600	3,993,961
Nishimatsuya Chain Co. Ltd.	399,000	3,288,643
Nishi-Nippon Financial Holdings Inc.	651,000	5,868,152
Nishi-Nippon Railroad Co. Ltd.	321,900	8,213,878
Nishio Rent All Co. Ltd.	153,900	4,822,191
Nissan Shatai Co. Ltd.	399,000	3,644,271
Nissha Co. Ltd.(a)	147,000	1,920,739
Nisshin OilliO Group Ltd. (The)	238,400	6,823,633
Nisshinbo Holdings Inc.	683,100	5,937,817
Nissin Electric Co. Ltd.	231,000	2,018,570
Nitto Boseki Co. Ltd.	154,900	2,722,813
Nitto Kogyo Corp.	147,000	2,651,484
Noevir Holdings Co. Ltd.	94,100	4,016,305
NOF Corp.	393,600	12,965,690
Nojima Corp.	147,000	2,897,317
Nomura Co. Ltd.	231,000	6,284,949
Noritsu Koki Co. Ltd.	106,600	1,694,551
North Pacific Bank Ltd.	2,097,700	5,609,030
NSD Co. Ltd.	412,040	8,730,720

Security	Shares	Value

Japan (continued)
NTN Corp.	2,261,900	$7,399,030
Obara Group Inc.	71,600	2,335,569
Ogaki Kyoritsu Bank Ltd. (The)	241,400	5,021,865
Oisix ra daichi Inc.(c)	145,700	2,223,722
Okasan Securities Group Inc.	722,400	3,166,267
Oki Electric Industry Co. Ltd.	356,300	4,590,027
Okinawa Electric Power Co. Inc. (The)	367,250	6,948,155
OKUMA Corp.	151,600	7,814,720
Okumura Corp.	157,600	4,974,327
Open House Co. Ltd.	159,300	6,630,791
Optex Group Co. Ltd.	56,900	997,567
Orient Corp.(a)	3,317,700	3,902,101
Orix JREIT Inc.	11,841	20,705,158
OSAKA Titanium Technologies Co. Ltd.	21,400	326,811
OSG Corp.	399,000	8,150,115
OSJB Holdings Corp.(a)	1,306,300	3,636,947
Outsourcing Inc.	470,300	5,345,595
Pacific Metals Co. Ltd.	71,600	1,915,825
PALTAC Corp.	83,900	4,024,240
Paramount Bed Holdings Co. Ltd.	83,500	3,498,668
Pasona Group Inc.(a)	21,400	270,376
Penta-Ocean Construction Co. Ltd.	1,516,800	8,878,081
Pepper Food Service Co. Ltd.(a)	77,000	1,816,925
PeptiDream Inc.(a)(c)	417,500	17,781,058
Pilot Corp.	149,500	7,294,358
PKSHA Technology Inc.(a)(c)	5,100	383,332
Plenus Co. Ltd.(a)	83,900	1,415,422
Premier Investment Corp.	7,359	8,986,595
Press Kogyo Co. Ltd.	808,500	4,383,120
Pressance Corp.	25,400	345,886
Prestige International Inc.	120,100	1,429,105
Prima Meat Packers Ltd.	182,800	3,455,110
Proto Corp.	243,700	3,392,497
Qol Holdings Co. Ltd.	156,100	2,436,956
Raito Kogyo Co. Ltd.	312,600	3,811,635
Raksul Inc.(a)(c)	33,300	878,474
Raysum Co. Ltd.	24,100	242,484
Relia Inc.	241,900	2,104,928
Relo Group Inc.	517,100	13,598,642
Rengo Co. Ltd.	819,000	7,149,224
RENOVA Inc.(c)	58,400	569,350
Resorttrust Inc.	399,000	5,576,394
Ricoh Leasing Co. Ltd.	71,600	2,190,830
Ringer Hut Co. Ltd.(a)	231,000	4,943,481
Riso Kagaku Corp.	147,000	2,217,899
Riso Kyoiku Co. Ltd.	388,800	1,586,210
Rohto Pharmaceutical Co. Ltd.	427,900	11,492,711
Round One Corp.	367,600	4,174,893
Ryobi Ltd.	136,600	3,505,686
Ryosan Co. Ltd.	156,500	4,371,589
S Foods Inc.	116,300	4,194,409
Sac’s Bar Holdings Inc.(a)	231,900	2,329,015
Saizeriya Co. Ltd.	147,500	2,796,035
Sakata Seed Corp.(a)	167,800	5,527,548
SanBio Co. Ltd.(a)(c)	103,100	6,830,387
Sangetsu Corp.	237,500	4,344,965
San-in Godo Bank Ltd. (The)	903,400	6,549,505
Sanken Electric Co. Ltd.	143,600	2,993,921
Sanki Engineering Co. Ltd.	315,000	3,288,064
Sankyo Tateyama Inc.	152,000	1,879,923

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sankyu Inc.	316,900	$15,432,969
Sanrio Co. Ltd.(a)	19,800	408,444
Sanwa Holdings Corp.	989,100	11,360,608
Sanyo Special Steel Co. Ltd.	152,100	3,287,138
Sapporo Holdings Ltd.	315,700	7,197,020
Sato Holdings Corp.	99,400	2,350,052
Sawai Pharmaceutical Co. Ltd.	168,000	8,644,675
SCREEN Holdings Co. Ltd.	176,200	7,504,245
SCSK Corp.	250,580	10,119,444
Seikagaku Corp.	231,900	2,623,072
Seiko Holdings Corp.	152,100	3,203,282
Seino Holdings Co. Ltd.	651,000	8,972,710
Seiren Co. Ltd.	316,800	5,277,574
Sekisui House Reit Inc.	10,711	7,499,570
Senshu Ikeda Holdings Inc.	1,272,280	3,483,777
Seria Co. Ltd.	198,500	6,110,218
Shibuya Corp.(a)	71,600	2,375,044
SHIFT Inc.(c)	9,900	434,825
Shiga Bank Ltd. (The)	313,400	7,294,332
Shikoku Electric Power Co. Inc.	653,300	8,248,040
Shima Seiki Manufacturing Ltd.	145,000	4,723,192
Shimachu Co. Ltd.	315,000	9,016,126
Shinko Electric Industries Co. Ltd.	308,100	2,117,604
Shinko Plantech Co. Ltd.	399,000	4,227,208
Shinmaywa Industries Ltd.	329,300	4,441,904
Ship Healthcare Holdings Inc.	178,800	6,744,225
SHO-BOND Holdings Co. Ltd.	89,200	6,302,931
Shochiku Co. Ltd.	21,700	2,177,378
Showa Corp.	293,800	3,779,473
Sinanen Holdings Co. Ltd.	147,000	2,995,920
Sinfonia Technology Co. Ltd.	23,800	295,887
SKY Perfect JSAT Holdings Inc.	1,117,100	4,916,759
Skylark Holdings Co. Ltd.	888,400	14,775,374
SMS Co. Ltd.	345,200	5,684,080
Sodick Co. Ltd.	231,000	1,744,758
Sojitz Corp.	6,449,400	24,771,195
Solasto Corp.	150,400	1,413,757
Sosei Group Corp.(a)(c)	391,400	3,643,188
Sotetsu Holdings Inc.	457,500	13,683,382
Sourcenext Corp.(a)	460,600	2,247,345
SPARX Group Co. Ltd.	885,000	1,504,411
Square Enix Holdings Co. Ltd.	399,000	13,198,567
Star Micronics Co. Ltd.(a)	315,000	4,610,815
Stella Chemifa Corp.(a)	9,900	261,441
Sugi Holdings Co. Ltd.	184,400	7,658,624
Sumitomo Bakelite Co. Ltd.	281,600	10,479,463
Sumitomo Forestry Co. Ltd.	651,000	8,488,183
Sumitomo Mitsui Construction Co. Ltd.	838,380	5,346,281
Sumitomo Osaka Cement Co. Ltd.	167,000	7,396,306
Sumitomo Warehouse Co. Ltd. (The)	697,300	8,963,730
Suruga Bank Ltd.(a)	860,200	3,683,297
Sushiro Global Holdings Ltd.	11,000	642,837
Systena Corp.	157,700	1,737,410
Tadano Ltd.	567,500	6,439,975
Taikisha Ltd.	88,400	2,349,915
Taiyo Yuden Co. Ltd.(a)	493,900	8,640,867
Takara Bio Inc.	297,000	6,699,761
Takara Holdings Inc.	723,000	8,264,376
Takara Leben Co. Ltd.	483,000	1,513,397
Takasago Thermal Engineering Co. Ltd.	231,000	3,638,096

Security	Shares	Value

Japan (continued)
Takeuchi Manufacturing Co. Ltd.	164,600	$2,974,990
TechnoPro Holdings Inc.	167,000	8,746,669
Teikoku Sen-I Co. Ltd.	156,500	3,188,096
Tekken Corp.	71,600	1,733,584
TIS Inc.	386,000	17,308,463
TKP Corp.(a)(c)	8,000	259,487
Toa Corp./Tokyo	14,700	185,725
Toagosei Co. Ltd.	898,000	10,438,023
TOC Co. Ltd.	651,000	4,929,009
Toda Corp.	1,483,900	9,503,614
Toho Bank Ltd. (The)	824,500	2,371,299
Toho Holdings Co. Ltd.(a)	246,400	6,029,249
Toho Titanium Co. Ltd.	231,000	2,099,228
Toho Zinc Co. Ltd.	71,600	2,358,596
Tokai Carbon Co. Ltd.(a)	824,200	11,253,893
Tokai Rika Co. Ltd.	231,000	4,094,450
Tokai Tokyo Financial Holdings Inc.	1,139,900	5,006,636
Tokuyama Corp.	298,800	6,951,774
Tokyo Broadcasting System Holdings Inc.	164,200	2,851,585
Tokyo Dome Corp.	480,600	4,031,864
Tokyo Kiraboshi Financial Group Inc.	101,544	1,430,368
Tokyo Ohka Kogyo Co. Ltd.	156,500	4,393,159
Tokyo Seimitsu Co. Ltd.	224,600	6,542,148
Tokyo Steel Manufacturing Co. Ltd.	483,000	4,069,751
Tokyo Tatemono Co. Ltd.	621,300	7,547,171
Tokyotokeiba Co. Ltd.(a)	81,800	2,229,337
Tokyu Construction Co. Ltd.	399,040	3,710,636
Tokyu REIT Inc.	5,670	8,747,524
TOMONY Holdings Inc.	1,225,500	4,538,055
Tomy Co. Ltd.	399,000	4,208,876
Topcon Corp.	453,500	6,092,226
Topre Corp.	231,000	5,053,855
Toridoll Holdings Corp.(a)	147,000	2,674,446
Toshiba Machine Co. Ltd.	143,600	2,877,806
Toshiba Plant Systems & Services Corp.	178,200	3,346,879
Totetsu Kogyo Co. Ltd.	156,500	4,211,968
Toyo Construction Co. Ltd.	619,100	2,360,806
Toyo Ink SC Holdings Co. Ltd.(a)	141,300	3,199,147
Toyo Kanetsu KK	71,600	1,521,738
Toyo Tanso Co. Ltd.	9,900	209,680
Toyo Tire Corp.	484,800	6,806,711
Toyobo Co. Ltd.	399,000	5,917,357
Toyota Boshoku Corp.	257,400	4,176,867
TPR Co. Ltd.	241,400	5,146,081
Trusco Nakayama Corp.	171,600	4,523,756
TS Tech Co. Ltd.	231,000	6,919,599
TSI Holdings Co. Ltd.	483,000	3,253,138
Tsubaki Nakashima Co. Ltd.	103,800	1,710,130
Tsubakimoto Chain Co.	143,600	5,304,346
Tsugami Corp.	301,100	1,964,357
Tsukui Corp.	329,600	2,434,976
Tsumura & Co.	267,400	7,776,541
UACJ Corp.	157,494	3,400,817
Ube Industries Ltd.	429,000	9,673,491
Ulvac Inc.	229,000	7,511,991
Unipres Corp.	147,000	2,839,235
United Arrows Ltd.	156,500	5,543,577
UNITED Inc./Japan(a)	134,000	1,977,433
United Super Markets Holdings Inc.	483,900	5,180,038
Unitika Ltd.(a)(c)	567,000	2,677,920

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Universal Entertainment Corp.(a)	106,000	$3,184,967
Unizo Holdings Co. Ltd.	28,600	540,044
Ushio Inc.	483,000	5,489,948
UT Group Co. Ltd.(c)	146,100	2,847,359
UUUM Inc.(a)(c)	20,600	1,101,645
Uzabase Inc.(a)(c)	38,500	676,748
V Technology Co. Ltd.	25,500	3,617,752
Valor Holdings Co. Ltd.	231,000	5,601,479
Vector Inc.(a)	108,100	1,402,529
Vision Inc./Tokyo Japan(c)	19,600	737,499
VT Holdings Co. Ltd.	453,100	1,781,924
Wacoal Holdings Corp.	389,600	10,575,011
Wacom Co. Ltd.	873,200	3,851,291
W-Scope Corp.(a)	147,000	1,531,728
Xebio Holdings Co. Ltd.	231,000	2,704,162
Yahagi Construction Co. Ltd.	231,900	1,463,891
YAMABIKO Corp.	315,000	3,117,293
YA-MAN Ltd.(a)	186,800	2,294,878
Yamato Kogyo Co. Ltd.	171,600	4,463,839
Yodogawa Steel Works Ltd.	298,700	6,071,161
Yokogawa Bridge Holdings Corp.	228,600	4,154,836
Yokohama Reito Co. Ltd.(a)	591,800	5,024,563
Yondoshi Holdings Inc.	72,300	1,453,573
Yonex Co. Ltd.(a)	257,600	1,708,970
Yoshinoya Holdings Co. Ltd.(a)	399,000	6,305,982
Yumeshin Holdings Co. Ltd.	319,900	2,404,468
Zenkoku Hosho Co. Ltd.	241,400	8,440,017
Zenrin Co. Ltd.	221,400	5,598,574
Zensho Holdings Co. Ltd.	412,000	9,502,159
Zeon Corp.	796,100	8,148,998
ZERIA Pharmaceutical Co. Ltd.	231,900	3,833,392
ZIGExN Co. Ltd.(a)(c)	209,700	1,096,382
Zojirushi Corp.(a)	231,000	2,417,615

		2,854,578,576

Netherlands — 3.1%
Aalberts Industries NV	511,556	17,955,862
Accell Group NV	122,903	2,704,859
AMG Advanced Metallurgical Group NV	123,161	4,465,745
Arcadis NV	244,997	3,182,298
Argenx SE(a)(c)	105,889	11,238,962
ASM International NV	213,154	10,382,568
ASR Nederland NV	588,922	24,908,451
BE Semiconductor Industries NV	337,773	8,784,444
BinckBank NV	553,474	3,962,921
Boskalis Westminster(a)	311,797	8,225,163
Brunel International NV	124,319	1,738,901
Constellium NV, Class A(c)	511,960	4,218,550
Corbion NV	317,021	9,006,836
COSMO Pharmaceuticals NV(a)(c)	35,546	3,172,662
Eurocommercial Properties NV	187,933	6,102,715
Euronext NV(d)	240,127	14,837,486
Flow Traders(d)	137,832	4,270,192
Fugro NV, CVA(a)(c)	348,432	3,851,752
Gemalto NV(c)	311,963	18,134,345
IMCD NV	212,626	15,590,169
Intertrust NV(d)	261,837	4,269,320
InterXion Holding NV(a)(c)	308,220	18,505,529
Kendrion NV(a)	92,021	2,249,055
Koninklijke BAM Groep NV	1,106,071	3,963,589
NSI NV	103,433	4,367,577

Security	Shares	Value

Netherlands (continued)
OCI NV(a)(c)	308,921	$6,550,629
Pharming Group NV(a)(c)	2,729,377	2,590,017
PostNL NV	1,828,615	4,748,325
ProQR Therapeutics NV(c)	125,450	1,977,092
Rhi Magnesita NV	163,628	9,102,356
SBM Offshore NV	678,984	11,234,620
Shop Apotheke Europe NV(a)(c)(d)	6,048	249,832
Signify NV(d)	404,829	10,066,167
SNS REAAL NV(a)(b)(c)	291,555	3
Takeaway.com NV(c)(d)	147,755	9,392,594
TKH Group NV	161,820	7,828,281
TomTom NV(c)	589,901	5,306,752
Vastned Retail NV	103,860	4,057,879
Wereldhave NV	147,642	4,740,141
Wessanen(a)	429,518	4,411,010

		292,345,649

New Zealand — 0.9%
Air New Zealand Ltd.	2,377,005	4,632,821
Argosy Property Ltd.	2,642,922	2,190,591
Chorus Ltd.	1,935,426	6,577,817
Contact Energy Ltd.	2,135,748	8,947,384
Genesis Energy Ltd.	1,013,507	1,869,896
Goodman Property Trust	2,837,251	3,138,828
Infratil Ltd	2,390,568	6,251,030
Kiwi Property Group Ltd.	12,187,336	12,003,455
Mercury NZ Ltd.	3,001,404	7,348,662
New Zealand Refining Co. Ltd. (The)	819,897	1,325,026
Precinct Properties New Zealand Ltd.	3,082,772	3,196,625
Restaurant Brands New Zealand Ltd.	237,201	1,406,669
Sky Network Television Ltd.	301,297	394,972
SKYCITY Entertainment Group Ltd.	2,935,819	7,819,332
Summerset Group Holdings Ltd.	318,515	1,349,834
Synlait Milk Ltd.(a)(c)	263,881	1,691,178
Trade Me Group Ltd.	1,624,413	7,143,234
Z Energy Ltd.	1,919,631	7,988,737

		85,276,091

Norway — 2.1%
Akastor ASA(c)	1,050,635	1,608,974
Aker ASA, Class A	114,021	8,013,347
Aker Solutions ASA(c)	703,693	3,841,135
Atea ASA	332,627	4,604,298
Austevoll Seafood ASA	499,127	6,363,891
Bakkafrost P/F	179,967	9,357,814
Borr Drilling Ltd.(c)	1,520,254	3,898,318
Borregaard ASA	466,885	4,145,901
BW LPG Ltd.(c)(d)	510,649	1,567,077
BW Offshore Ltd.(a)(c)	553,222	2,633,609
DNO ASA	3,173,959	6,111,666
Elkem ASA(c)(d)	964,613	2,794,154
Entra ASA(d)	298,594	4,324,624
Europris ASA(d)	684,620	2,202,553
Frontline Ltd./Bermuda(c)	306,951	1,574,201
Golden Ocean Group Ltd.	469,941	2,398,939
Grieg Seafood ASA	246,503	3,178,041
Hoegh LNG Holdings Ltd.(a)	219,880	1,008,887
Kongsberg Automotive ASA(a)(c)	2,982,673	2,538,822
Kongsberg Gruppen ASA	160,904	2,242,551
Leroy Seafood Group ASA	1,259,759	10,040,983
NEL ASA(a)(c)	3,820,930	2,528,840

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Nordic Nanovector ASA(a)(c)	223,238	$1,127,917
Nordic Semiconductor ASA(a)(c)	864,982	3,003,588
Norwegian Air Shuttle ASA(a)(c)	150,860	2,305,838
Norwegian Finans Holding ASA(c)	490,374	4,031,388
Norwegian Property ASA	1,324,489	1,691,874
Ocean Yield ASA(a)	222,328	1,596,824
Petroleum Geo-Services ASA(c)	1,333,825	3,007,777
Protector Forsikring ASA(a)(c)	339,850	1,932,548
Salmar ASA	215,656	11,290,354
Scatec Solar ASA(d)	423,944	4,227,613
Selvaag Bolig ASA	248,625	1,279,503
SpareBank 1 Nord Norge	375,273	2,940,348
SpareBank 1 SMN	962,210	9,892,252
SpareBank 1 SR-Bank ASA	255,618	2,767,539
Stolt-Nielsen Ltd.	219,003	2,646,703
Storebrand ASA	1,951,756	14,954,156
Subsea 7 SA	1,006,321	11,437,665
TGS NOPEC Geophysical Co. ASA	470,233	13,961,569
Tomra Systems ASA	412,761	10,706,746
Veidekke ASA	157,662	1,720,085
Wallenius Wilhelmsen ASA(c)	462,917	1,637,672
XXL ASA(a)(d)	655,022	2,196,756

		197,335,340

Portugal — 0.4%
Altri SGPS SA	316,560	2,626,201
Banco Comercial Portugues SA, Class R(c)	41,637,412	11,514,216
CTT-Correios de Portugal SA	620,911	2,241,412
Mota-Engil SGPS SA(c)	520,525	1,152,743
Navigator Co. SA (The)	1,297,080	6,361,139
NOS SGPS SA	1,086,336	7,061,512
REN - Redes Energeticas Nacionais SGPS SA	1,204,462	3,623,760
Sonae SGPS SA	4,901,311	5,126,282

		39,707,265

Singapore — 1.7%
Best World International Ltd.(a)	2,096,700	4,163,306
CapitaLand Retail China Trust	2,551,080	2,845,811
CDL Hospitality Trusts	5,526,400	6,863,561
COSCO Shipping International Singapore Co. Ltd.(a)(c)	5,731,300	1,555,739
ESR-REIT	10,054,881	3,925,789
Far East Hospitality Trust	4,960,800	2,453,376
First REIT	4,454,600	3,610,987
First Resources Ltd.	2,133,300	2,712,931
Frasers Centrepoint Trust(a)	2,466,900	4,201,243
Frasers Commercial Trust	4,124,700	4,570,560
Frasers Logistics & Industrial Trust(a)	2,117,800	1,700,981
Hutchison Port Holdings Trust, Class U	12,509,800	3,127,450
Japfa Ltd.	2,721,800	1,680,061
Kenon Holdings Ltd./Singapore	118,005	2,148,823
Keppel DC REIT, NVS(a)	3,639,038	3,897,085
Keppel REIT	7,422,700	6,513,804
Lippo Malls Indonesia Retail Trust(a)	9,240,700	1,649,327
M1 Ltd./Singapore	1,731,000	2,639,014
Mapletree Commercial Trust	7,580,635	9,922,223
Mapletree Industrial Trust	7,835,460	11,654,274
Mapletree Logistics Trust	11,429,290	11,644,761
Mapletree North Asia Commercial Trust(a)	11,421,700	10,872,551
NetLink NBN Trust	8,136,500	4,750,048
OUE Hospitality Trust	3,471,633	1,897,632
OUE Ltd.(a)	975,300	1,109,738

Security	Shares	Value

Singapore (continued)
Parkway Life REIT	1,566,700	$3,343,940
Raffles Medical Group Ltd.(a)	3,546,600	2,927,696
Sembcorp Marine Ltd.(a)	4,517,200	5,375,020
Sheng Siong Group Ltd.(a)	4,774,500	3,941,319
SIIC Environment Holdings Ltd.(a)	5,809,660	1,382,584
Silverlake Axis Ltd.	4,185,440	1,509,641
Singapore Post Ltd.(a)	8,330,400	6,102,290
Soilbuild Business Space REIT	8,812,340	3,964,947
Starhill Global REIT	5,939,600	3,158,304
StarHub Ltd.	1,979,800	2,620,789
United Engineers Ltd.	1,692,500	3,209,664
Wing Tai Holdings Ltd.	4,462,000	6,802,588
Yanlord Land Group Ltd.	3,876,300	3,661,102
Yoma Strategic Holdings Ltd.(a)	5,608,900	1,418,232

		161,529,191

Spain — 2.5%
Acciona SA(a)	105,895	10,097,412
Acerinox SA	611,153	6,664,844
Almirall SA	305,647	5,190,575
Applus Services SA	564,578	6,478,248
Atresmedia Corp. de Medios de Comunicacion SA	404,610	1,967,574
Bolsas y Mercados Espanoles SHMSF SA	311,539	9,430,198
Cellnex Telecom SA(d)	721,277	20,351,397
Cia. de Distribucion Integral Logista Holdings SA	160,733	4,157,120
Cie. Automotive SA	309,327	8,695,960
Construcciones y Auxiliar de Ferrocarriles SA	127,790	5,769,992
Corp Financiera Alba SA	59,469	2,954,691
Ebro Foods SA	406,852	8,398,490
Ence Energia y Celulosa SA	697,502	5,422,360
Euskaltel SA(d)	456,973	4,194,828
Faes Farma SA	1,909,634	7,187,165
Fomento de Construcciones y Contratas SA(c)	248,689	3,686,826
Gestamp Automocion SA(d)	347,606	2,036,182
Global Dominion Access SA(c)(d)	215,682	1,126,053
Grupo Catalana Occidente SA	214,822	8,528,810
Indra Sistemas SA(c)	569,165	5,864,731
Inmobiliaria Colonial Socimi SA	1,064,375	10,906,358
Lar Espana Real Estate Socimi SA	443,065	4,275,600
Let’s GOWEX SA, NVS(a)(b)(c)	51,450	1
Liberbank SA(c)	7,111,804	3,523,676
Masmovil Ibercom SA(c)	308,068	6,730,497
Mediaset Espana Comunicacion SA	678,944	4,791,182
Melia Hotels International SA	441,293	4,438,258
Merlin Properties Socimi SA	1,372,940	18,447,693
Miquel y Costas & Miquel SA(a)	109,179	2,134,727
Neinor Homes SA(a)(c)(d)	285,146	4,096,427
Prosegur Cia. de Seguridad SA	1,198,910	6,501,505
Sacyr SA	1,488,744	3,594,176
Sacyr SA, New(c)	42,536	102,691
Solaria Energia y Medio Ambiente SA(a)(c)	173,936	1,075,751
Talgo SA(c)(d)	466,671	2,913,019
Tecnicas Reunidas SA(a)	181,272	4,644,651
Telepizza Group SA(d)	633,388	4,433,363
Tubacex SA	988,383	3,220,900
Unicaja Banco SA(d)	1,758,975	2,068,793
Viscofan SA(a)	171,964	9,597,646
Zardoya Otis SA	811,630	6,439,971

		232,140,341

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 5.4%
AAK AB	767,374	$11,026,403
AF AB, Class B	268,555	4,719,693
Ahlsell AB(d)	1,107,805	6,679,462
Alimak Group AB(d)	188,082	2,511,294
Arjo AB, Class B	939,244	3,337,666
Avanza Bank Holding AB(a)	103,252	4,688,267
Axfood AB	473,348	8,287,416
Betsson AB	509,983	4,697,216
Bilia AB, Class A	351,380	3,089,588
Billerud Korsnas AB(a)	726,602	9,167,606
BioGaia AB, Class B	83,639	3,402,045
Biotage AB	149,328	1,911,319
Bonava AB, Class B	422,997	5,292,576
Bravida Holding AB(d)	703,537	5,155,655
Bure Equity AB(a)	311,556	3,829,343
Castellum AB	919,336	17,416,805
Catena Media PLC(c)	171,912	1,449,820
Cellavision AB	55,921	1,498,273
Clas Ohlson AB, Class B(a)	213,390	1,853,873
Cloetta AB, Class B	1,137,798	3,015,767
Collector AB(a)(c)	160,712	862,424
Dometic Group AB(d)	1,303,007	9,296,648
Dustin Group AB(d)	374,131	3,370,270
Elekta AB, Class B	1,578,861	21,098,599
Eltel AB(a)(c)(d)	634,566	1,006,496
Evolution Gaming Group AB(d)	107,243	6,424,682
Fabege AB	1,299,670	18,939,290
Fastighets AB Balder, Class B(c)	405,003	12,758,115
Getinge AB, Class B	900,232	10,139,395
Granges AB	337,691	3,237,967
Haldex AB	165,271	1,159,989
Hansa Biopharma AB, NVS(c)	147,013	3,890,123
Hemfosa Fastigheter AB	703,740	6,238,354
Hexpol AB	1,201,992	10,635,216
Hoist Finance AB(a)(d)	344,169	1,668,110
Holmen AB, Class B	434,648	9,299,010
Hufvudstaden AB, Class A	405,016	6,723,966
Indutrade AB	369,759	9,285,611
Intrum AB(a)	379,748	10,837,651
Investment AB Oresund(c)	175,081	2,682,166
Inwido AB	238,765	1,530,672
JMAB(a)	316,671	6,387,848
Kambi Group PLC(c)	89,017	2,017,020
Kindred Group PLC	1,009,337	10,355,264
Kungsleden AB	1,041,523	7,897,259
LeoVegas AB(a)(d)	436,053	1,734,139
Lindab International AB	397,580	3,199,185
Loomis AB, Class B	325,577	11,652,362
Mekonomen AB(a)	197,992	1,577,852
Modern Times Group MTG AB, Class B	280,511	9,444,157
Mycronic AB(a)	337,550	4,316,730
NCC AB, Class B(a)	402,530	6,084,277
NetEnt AB	838,260	4,048,034
New Wave Group AB, Class B	315,873	1,867,883
Nibe Industrier AB, Class B	1,503,612	17,068,275
Nobia AB	620,708	3,598,456
Nolato AB, Class B	109,701	5,044,142
Nyfosa AB(c)	578,423	3,126,352
Oncopeptides AB(a)(c)(d)	83,961	1,249,126
Pandox AB	290,552	5,054,894

Security	Shares	Value

Sweden (continued)
Paradox Interactive AB	62,315	$1,023,516
Peab AB	829,994	6,908,016
Probi AB(a)(c)	21,444	885,989
Radisson Hospitality AB(c)	683,191	3,201,779
Ratos AB, Class B	975,152	2,798,082
RaySearch Laboratories AB(a)(c)	149,471	1,678,549
Recipharm AB, Class B(c)	240,854	3,104,101
Saab AB, Class B(a)	325,726	11,243,663
SAS AB(c)	854,706	2,308,880
Scandic Hotels Group AB(d)	270,930	2,584,350
SkiStar AB(a)	341,478	4,140,500
SSAB AB, Class A	670,220	2,650,581
SSAB AB, Class B	2,362,441	7,891,124
Svenska Cellulosa AB SCA, Class B	2,466,781	21,665,193
Sweco AB, Class B(a)	308,971	6,338,392
Swedish Orphan Biovitrum AB(c)	733,429	17,315,807
Thule Group AB(d)	443,177	9,022,985
Tobii AB(a)(c)	495,971	1,845,244
Trelleborg AB, Class B	952,528	16,008,387
Vitrolife AB	343,828	6,067,654
Wallenstam AB, Class B	682,973	6,873,325
Wihlborgs Fastigheter AB	490,950	6,390,259

		501,784,472

Switzerland — 4.3%
Allreal Holding AG, Registered	64,567	10,491,080
Arbonia AG, Registered(a)(c)	194,716	2,359,123
Aryzta AG(c)	4,160,961	4,678,512
Ascom Holding AG, Registered	243,608	3,128,279
Autoneum Holding AG	18,931	3,104,600
Banque Cantonale Vaudoise, Registered	10,907	8,663,155
Basilea Pharmaceutica AG, Registered(a)(c)	69,566	3,674,285
BKW AG	86,345	6,083,576
Bobst Group SA, Registered	45,371	3,670,016
Bossard Holding AG, Class A, Registered	26,319	4,154,375
Bucher Industries AG, Registered	29,666	9,048,414
Burckhardt Compression Holding AG	17,254	4,441,762
Cembra Money Bank AG	103,168	8,911,902
Ceva Logistics AG(c)	117,455	3,563,548
Comet Holding AG, Registered(a)	41,298	3,681,895
Conzzeta AG,Registered	1,678	1,463,028
Daetwyler Holding AG, Bearer	33,880	5,115,638
dormakaba Holding AG	15,461	10,192,011
EFG International AG	407,998	2,418,131
Emmi AG, Registered	10,716	9,062,316
Flughafen Zurich AG, Registered	87,007	15,391,320
Forbo Holding AG, Registered	5,670	7,915,482
Galenica AG(d)	177,394	8,107,090
GAM Holding AG	867,814	3,789,306
Georg Fischer AG, Registered	18,142	16,082,944
Helvetia Holding AG, Registered	23,826	14,121,246
Huber & Suhner AG, Registered	75,053	5,802,404
Idorsia Ltd.(a)(c)	362,179	6,257,180
Implenia AG, Registered	64,339	2,269,796
Inficon Holding AG, Registered	9,774	5,201,766
Intershop Holdings AG	8,390	4,203,034
Kardex AG, Registered	35,469	4,683,438
Komax Holding AG, Registered	23,001	6,097,433
Kudelski SA, Bearer(a)	238,074	1,591,000
Landis+Gyr Group AG(a)	98,250	6,352,926
Leonteq AG(c)	54,439	2,516,452

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Logitech International SA, Registered	684,620	$25,015,094
Meyer Burger Technology AG(a)(c)	3,122,075	2,961,267
Mobilezone Holding AG, Registered	298,531	3,219,717
Mobimo Holding AG, Registered	29,664	7,280,702
Molecular Partners AG(a)(c)	64,651	1,137,795
OC Oerlikon Corp. AG, Registered	830,075	10,726,299
Oriflame Holding AG(a)	191,781	4,269,219
Panalpina Welttransport Holding AG, Registered	51,922	9,137,770
PSP Swiss Property AG, Registered	159,429	16,423,389
Rieter Holding AG, Registered	22,983	3,185,327
Schmolz + Bickenbach AG, Registered(c)	2,674,300	1,563,445
Schweiter Technologies AG, Bearer	3,990	3,780,466
Sensirion Holding AG(a)(c)(d)	17,667	870,796
SFS Group AG	61,968	4,984,423
Siegfried Holding AG, Registered	20,579	7,270,375
St Galler Kantonalbank AG, Class A, Registered	11,421	5,721,436
Sulzer AG, Registered	70,584	6,484,963
Sunrise Communications Group AG(d)	144,519	12,199,845
Swissquote Group HoldingSA, Registered	62,303	2,935,859
Tecan Group AG, Registered	58,564	11,841,486
u-blox Holding AG	36,641	3,131,899
Valiant Holding AG, Registered	79,208	8,558,711
Valora Holding AG, Registered	23,001	6,120,617
VAT Group AG(d)	118,798	12,297,706
Vontobel Holding AG, Registered	111,351	6,279,698
VZ Holding AG	11,570	3,072,971
Ypsomed Holding AG, Registered(a)	18,115	2,101,639
Zehnder Group AG, Registered	64,399	2,155,072

		403,016,449

United Kingdom — 18.5%
888 Holdings PLC	1,214,739	2,682,922
AA PLC	2,445,297	2,685,273
Abcam PLC	819,080	14,297,881
Acacia Mining PLC(c)	625,291	1,604,774
Advanced Medical Solutions Group PLC	1,422,518	5,697,961
Aggreko PLC	1,025,725	9,353,280
AO World PLC(a)(c)	1,231,395	1,927,608
Arrow Global Group PLC(a)	871,980	2,227,564
Ascential PLC	1,464,113	7,318,678
Ashmore Group PLC	1,582,201	8,412,642
ASOS PLC(a)(c)	230,695	10,014,437
Assura PLC	7,679,254	6,040,803
AVEVA Group PLC	330,422	11,831,274
B&M European Value Retail SA	3,595,343	15,333,022
Balfour Beatty PLC	2,822,328	10,172,612
Bank of Georgia Group PLC	165,791	3,341,572
BBA Aviation PLC	4,400,610	13,707,839
BCA Marketplace PLC	2,141,959	5,649,369
Beazley PLC	2,232,754	14,509,159
Bellway PLC	548,541	20,471,178
Big Yellow Group PLC	633,278	7,984,743
Blue Prism Group PLC(a)(c)	264,468	4,877,481
Bodycote PLC	920,859	9,212,273
boohoo Group PLC(a)(c)	3,431,133	8,483,094
Bovis Homes Group PLC	648,008	8,643,562
Brewin Dolphin Holdings PLC	1,288,406	5,067,554
Britvic PLC	1,143,968	13,250,054
BTG PLC(c)	1,323,911	14,489,605
Burford Capital Ltd.	829,621	20,036,729
Cairn Energy PLC(c)	2,735,672	6,729,457

Security	Shares	Value

United Kingdom (continued)
Capita PLC(c)	6,642,728	$10,145,025
Capital & Counties Properties PLC	3,208,333	10,525,684
Card Factory PLC	1,452,566	3,445,133
Centamin PLC	5,136,481	7,952,736
Chemring Group PLC	1,703,857	3,442,697
Cineworld Group PLC	4,171,126	14,320,832
Clinigen Healthcare Ltd., NVS(c)	504,657	5,290,894
Close Brothers Group PLC	651,344	12,723,638
Coats Group PLC	1,063,749	1,227,194
Cobham PLC(c)	9,061,845	12,856,158
Computacenter PLC	255,327	3,513,200
Costain Group PLC(a)	505,887	2,595,330
Countryside Properties PLC(d)	1,458,496	5,897,712
Cranswick PLC	64,622	2,451,603
Crest Nicholson Holdings PLC	1,280,497	6,357,039
CVS Group PLC	317,266	1,679,407
CYBG PLC	5,274,790	12,163,583
Daily Mail & General Trust PLC, Class A, NVS	1,241,435	9,896,258
Dairy Crest Group PLC	816,809	5,193,996
Dart Group PLC	514,185	5,370,495
De La Rue PLC	601,279	3,345,729
Dechra Pharmaceuticals PLC	447,167	13,917,426
Derwent London PLC	421,491	17,958,649
DFS Furniture PLC	845,102	2,634,704
Dialog Semiconductor PLC(c)	319,821	9,368,960
Dignity PLC	221,011	2,135,404
Diploma PLC	507,599	8,480,059
Dixons Carphone PLC	3,803,984	6,902,951
Domino’s Pizza Group PLC	2,368,185	8,249,128
Drax Group PLC	1,787,308	9,446,779
DS Smith PLC	5,669,658	25,148,892
Dunelm Group PLC	490,264	4,659,532
EI Group PLC(c)	2,800,668	7,423,541
Electrocomponents PLC	2,002,956	14,301,634
Elementis PLC	2,436,618	5,843,170
EMIS Group PLC	331,521	3,907,450
Empiric Student Property PLC	2,422,595	3,065,705
EnQuest PLC(c)	5,270,496	1,329,764
Entertainment One Ltd.	1,737,376	9,009,172
Equiniti Group PLC(d)	1,668,477	4,554,207
Essentra PLC	1,117,362	5,482,481
Faroe Petroleum PLC(c)	1,508,036	3,166,059
Ferrexpo PLC	1,309,020	4,449,521
Fevertree Drinks PLC	445,182	15,056,156
First Derivatives PLC(a)	24,504	715,590
Firstgroup PLC(c)	4,807,311	5,849,495
FLEX LNG Ltd.(c)	668,768	873,324
Future PLC	192,483	1,362,226
Galliford Try PLC	480,628	4,482,597
Games Workshop Group PLC	99,714	3,967,856
GB Group PLC	138,688	838,299
Genus PLC	269,232	7,883,630
Georgia Capital PLC(c)	166,536	2,378,222
Go-Ahead Group PLC(The)	195,653	4,630,118
Gocompare.Com Group PLC	1,842,444	1,793,496
Grainger PLC	2,615,513	7,858,278
Great Portland Estates PLC	979,041	9,423,416
Greencore Group PLC(a)	3,109,961	7,895,628
Greene King PLC	1,306,592	10,312,540
Greggs PLC	499,938	10,193,475

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Gulf Keystone Petroleum Ltd.(c)	900,770	$2,565,348
Halfords Group PLC	992,995	3,025,241
Halma PLC	1,716,489	31,611,382
Hansteen Holdings PLC	1,347,811	1,633,800
Hays PLC	5,978,833	11,852,340
Helical PLC	571,641	2,526,603
Hikma Pharmaceuticals PLC	587,544	12,447,311
Hill & Smith Holdings PLC	220,252	3,198,625
Hiscox Ltd.	1,260,767	23,517,193
Hochschild Mining PLC	1,278,628	3,176,403
HomeServe PLC	1,372,032	17,028,664
Howden Joinery Group PLC	2,722,399	18,099,286
Hunting PLC	680,269	4,997,793
Hurricane Energy PLC(a)(c)	5,529,298	3,636,758
Ibstock PLC(d)	1,601,695	5,111,461
IG Group Holdings PLC	1,606,235	13,417,056
IMI PLC	1,035,777	13,039,250
Inchcape PLC	1,652,331	12,454,494
Indivior PLC(c)	3,160,259	4,716,302
Inmarsat PLC	1,847,640	8,980,618
Intermediate Capital Group PLC	1,325,787	17,719,109
International Personal Finance PLC	1,263,822	3,428,065
Intu Properties PLC(a)	3,299,886	5,018,006
iomart Group PLC(a)	731,393	3,482,842
IQEPLC(a)(c)	3,368,631	3,478,544
ITE Group PLC	4,903,851	4,173,649
IWG PLC	3,019,124	8,892,205
J D Wetherspoon PLC(a)	346,709	5,536,792
J Sainsbury PLC	1	4
JD Sports Fashion PLC	1,816,772	11,060,333
John Laing Group PLC(d)	2,177,656	10,169,323
John Menzies PLC	516,508	3,777,690
JPJ Group PLC(c)	182,678	1,643,678
Jupiter Fund Management PLC	1,729,985	7,450,672
JustEat PLC(c)	2,439,586	22,342,130
Just Group PLC	3,909,804	5,215,157
Kainos Group PLC	497,131	2,753,134
KAZ Minerals PLC	1,043,205	8,143,135
KCOM Group PLC	2,766,919	2,525,983
Keller Group PLC	355,601	2,427,754
Keywords Studios PLC(a)	260,947	4,091,692
Kier Group PLC(a)	641,865	4,356,802
Lancashire Holdings Ltd.	842,209	6,248,466
London Metric Property PLC	2,667,628	6,586,641
Lookers PLC	1,895,634	2,693,101
Majestic Wine PLC(a)	445,530	1,602,908
Man Group PLC	6,971,641	13,082,213
Marshalls PLC	963,160	6,442,639
Marston’s PLC	3,311,758	4,108,135
McCarthy & Stone PLC(d)	1,964,374	3,470,361
Mediclinic International PLC	1,560,328	6,453,166
Metro Bank PLC(a)(c)	387,442	5,540,011
Mitchells & Butlers PLC	1,205,943	4,492,566
Mitie Group PLC	1,578,090	2,437,105
Moneysupermarket.com Group PLC	2,381,295	9,491,399
Morgan Advanced Materials PLC	1,547,491	5,431,107
N Brown Group PLC	859,238	987,869
National Express Group PLC	2,025,295	10,502,177
NCC Group PLC	1,190,523	2,012,405
NewRiver REIT PLC(a)	1,013,727	2,940,384

Security	Shares	Value

United Kingdom (continued)
Northgate PLC	677,590	$3,296,160
Ocado Group PLC(c)	2,330,452	30,386,164
On the Beach Group PLC(d)	512,939	2,968,881
OneSavings Bank PLC	1,047,419	5,180,632
Ophir Energy PLC(c)	3,073,594	2,203,522
P2P Global Investments PLC/Fund	402,389	4,377,499
Pagegroup PLC	1,435,319	8,337,809
Paragon Banking Group PLC	1,293,755	7,059,358
Pennon Group PLC	1,661,257	16,669,475
Petrofac Ltd.	1,097,713	7,941,927
Pets at Home Group PLC	1,865,606	3,234,519
Phoenix Group HoldingsPLC	2,322,788	19,396,390
Playtech PLC	1,233,820	6,284,368
Plus500 Ltd.	395,518	7,986,363
Polypipe Group PLC	995,559	5,178,191
Premier Foods PLC(a)(c)	5,040,421	2,652,169
Premier Oil PLC(a)(c)	2,777,844	2,702,218
Primary Health Properties PLC	3,231,085	4,896,382
Provident Financial PLC(c)	1,076,346	7,441,863
Purplebricks Group PLC(a)(c)	1,100,226	2,505,263
PZ Cussons PLC	1,091,355	2,568,330
QinetiQ Group PLC	2,657,139	10,590,862
Quilter PLC(d)	7,688,550	12,419,875
Rathbone Brothers PLC	137,515	4,185,890
RDI REIT PLC	7,944,323	3,244,837
Redde PLC	1,486,924	3,552,050
Redrow PLC	1,171,307	8,944,321
Renewi PLC	3,146,540	1,055,475
Renishaw PLC	170,859	10,496,129
Rentokil Initial PLC	7,704,518	34,154,647
Restaurant Group PLC (The)	2,300,919	4,512,876
Restore PLC(a)	621,663	2,175,260
Rightmove PLC	4,288,466	26,626,764
Rotork PLC	3,791,821	13,706,892
RPC Group PLC	1,736,851	18,163,691
RPS Group PLC	1,166,260	2,055,770
RWS Holdings PLC	526,130	3,239,018
SafeCharge International Group Ltd.	700,595	2,820,089
Safestore Holdings PLC	889,638	6,752,484
Saga PLC	4,293,479	6,161,813
Sanne Group PLC	181,386	1,193,021
Savills PLC	640,090	7,005,494
Scapa Group PLC	690,531	3,106,588
Schroder REIT Ltd.	3,806,654	2,904,329
Senior PLC	1,927,260	5,734,655
Serco Group PLC(c)	4,630,655	6,724,901
Shaftesbury PLC	677,814	7,864,182
SIG PLC	938,379	1,470,160
Sirius Minerals PLC(a)(c)	20,503,093	5,310,550
Softcat PLC	644,230	5,889,795
SolGold PLC(a)(c)	1,966,124	924,616
Sophos Group PLC(d)	1,523,505	6,757,808
Spectris PLC	493,389	16,881,236
Spirax-Sarco Engineering PLC	293,538	24,731,923
Spire Healthcare Group PLC(d)	1,320,321	2,162,337
Sports Direct International PLC(c)	1,067,635	3,907,098
SSP Group PLC	2,265,614	19,866,696
St. Modwen Properties PLC	909,114	4,905,558
Stagecoach Group PLC	1,746,213	3,551,249
Stobart Group Ltd.	1,726,378	3,474,575

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Stock Spirits Group PLC	1,082,214	$3,302,749
Synthomer PLC	1,118,866	5,274,976
TalkTalk Telecom Group PLC(a)	2,509,211	3,683,628
Tate & Lyle PLC	1,868,499	16,905,556
Ted Baker PLC	142,281	3,486,857
Telecom Plus PLC	330,923	6,137,910
Telford Homes PLC(a)	482,231	2,159,965
Thomas Cook Group PLC	6,191,662	2,822,996
TORM PLC(c)	162,150	1,034,168
TP ICAP PLC	2,449,898	10,151,564
Travis Perkins PLC	885,525	14,257,936
Tritax Big Box REIT PLC	5,806,571	10,670,642
Tullow Oil PLC(c)	5,635,873	15,175,865
Ultra Electronics Holdings PLC	337,257	5,696,399
UNITE Group PLC (The)	1,132,009	13,558,269
Vectura Group PLC(c)	3,236,184	3,162,980
Vesuvius PLC	1,239,942	9,174,836
Victoria PLC(a)(c)	453,374	2,564,481
Victrex PLC	368,273	11,074,408
WH Smith PLC	527,645	13,562,533
William Hill PLC	3,544,713	8,216,018
Workspace Group PLC	544,362	6,802,771

		1,734,014,061

Total Common Stocks — 99.2% (Cost: $9,201,792,875)		9,292,140,860

Preferred Stocks

Germany — 0.2%
Biotest AG, Preference Shares, NVS	114,668	3,026,242
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	29,673	1,649,979
Jungheinrich AG, Preference Shares, NVS	208,146	6,319,628
Sixt SE, Preference Shares, NVS	62,347	3,991,934

		14,987,783

Italy — 0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	293,466	4,774,937

Total Preferred Stocks — 0.2% (Cost: $20,774,591)		19,762,720

Rights

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(c)	757,378	96,641

Total Rights — 0.0% (Cost: $0)		96,641

Security	Shares	Value

Warrants

Singapore — 0.0%
Ezion Holdings Ltd., NVS (Expires 04/24/20)(b)(c)	2	$—
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	30

		30

Spain — 0.0%
Abengoa SA, NVS (Expires 03/31/25)(a)(b)(c)	3,171,918	36,396

Total Warrants — 0.0% (Cost: $0)		36,426

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	540,426,093	540,588,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	3,001,258	3,001,258

		543,589,480

Total Short-Term Investments — 5.8% (Cost: $543,436,038)		543,589,480

Total Investments in Securities — 105.2% (Cost: $9,766,003,504)		9,855,626,127

Other Assets, Less Liabilities — (5.2)%		(489,198,959)

Net Assets — 100.0%		$9,366,427,168

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	623,214,131	(82,788,038)	540,426,093	$540,588,222	$9,785,059	(b)	$11,570		$(19,637)
BlackRock Cash Funds: Treasury, SL Agency Shares	18,680,004	(15,678,746)	3,001,258	3,001,258	109,820		—		—

				$543,589,480	$9,894,879		$11,570		$(19,637)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	463	03/15/19	$16,746	$566,157
FTSE 100 Index	156	03/15/19	14,165	260,577
TOPIX Index	140	03/07/19	20,171	275,497

				$1,102,231

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	. $	1,102,231

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(8,584,353)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$351,101

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$52,663,141

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,290,313,566	$102,691	$1,724,603	$9,292,140,860
Preferred Stocks	19,762,720	—	—	19,762,720
Rights	—	96,641	—	96,641
Warrants	—	—	36,426	36,426
Money Market Funds	543,589,480	—	—	543,589,480

	$9,853,665,766	$199,332	$1,761,029	$9,855,626,127

Derivative financial instruments(a)
Assets
Futures Contracts	$1,102,231	$—	$—	$1,102,231

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Affiliated(b)	$7,845,924	$46,970,868	$2,893,027,555	$19,908,404
Cash pledged:
Collateral — forward foreign currency exchange contracts	—	570,000	—	—
Receivables:
Investments sold	31,775	541,710	12,078,308	108,532
Securities lending income — Affiliated	1,915	5	—	910
Dividends	32	83	12,065	90
Unrealized appreciation on:
Forward foreign currency exchange contracts	44,427	470,640	22,006,884	147,740

Total assets	7,924,073	48,553,306	2,927,124,812	20,165,676

LIABILITIES
Bank overdraft	—	547,430	—	—
Cash received:
Collateral — forward foreign currency exchange contracts	—	—	5,090,000	—
Collateral on securities loaned, at value	—	—	—	6,292,691
Payables:
Investment advisory fees	195	1,160	72,225	372
Unrealized depreciation on:
Forward foreign currency exchange contracts	91,590	1,155,692	42,824,578	291,914

Total liabilities	91,785	1,704,282	47,986,803	6,584,977

NET ASSETS	$7,832,288	$46,849,024	$2,879,138,009	$13,580,699

NET ASSETS CONSIST OF:
Paid-in capital	$8,117,316	$51,511,833	$3,068,242,470	$16,046,424
Accumulated loss	(285,028)	(4,662,809)	(189,104,461)	(2,465,725)

NET ASSETS	$7,832,288	$46,849,024	$2,879,138,009	$13,580,699

Shares outstanding	300,000	1,850,000	105,050,000	500,000

Net asset value	$26.11	$25.32	$27.41	$27.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$6,156,395
(b) Investments, at cost — Affiliated	$8,030,665	$48,551,386	$3,011,934,817	$21,589,296

See notes to financial statements.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$3,711,158,005	$64,650,352,832	$9,312,036,647
Affiliated(c)	184,919,084	228,051,921	543,589,480
Cash	18,573	—	—
Foreign currency, at value(d)	3,418,505	140,280,475	17,390,949
Cash pledged:
Futures contracts	722,000	—	—
Foreign currency pledged:
Futures contracts(e)	—	17,178,935	2,422,545
Receivables:
Investments sold	22,647,339	—	13,466,160
Securities lending income — Affiliated	108,621	420,705	1,503,505
Variation margin on futures contracts	38,601	1,224,013	237,048
Dividends	7,095,343	77,236,299	14,023,667
Tax reclaims	2,210,969	59,765,918	4,048,295
Foreign withholding tax claims	315,482	64,794,881	1,251,994

Total assets	3,932,652,522	65,239,305,979	9,909,970,290

LIABILITIES
Collateral on securities loaned, at value	98,849,886	209,816,773	540,502,497
Payables:
Investments purchased	170,540	—	—
Variation margin on futures contracts	—	47,754	—
Capital shares redeemed	22,405,334	5,718,143	—
Investment advisory fees	1,172,509	17,051,337	3,028,105
Professional fees	3,155	5,575,924	12,520
Foreign taxes	960	—	—

Total liabilities	122,602,384	238,209,931	543,543,122

NET ASSETS	$3,810,050,138	$65,001,096,048	$9,366,427,168

NET ASSETS CONSIST OF:
Paid-in capital	$4,019,188,423	$69,821,248,284	$9,101,382,917
Accumulated earnings (loss)	(209,138,285)	(4,820,152,236)	265,044,251

NET ASSETS	$3,810,050,138	$65,001,096,048	$9,366,427,168

Shares outstanding	84,400,000	1,035,600,000	167,000,000

Net asset value	$45.14	$62.77	$56.09

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$96,901,280	$202,990,673	$499,603,333
(b) Investments, at cost — Unaffiliated	$3,868,829,727	$63,972,538,542	$9,222,567,466
(c) Investments, at cost — Affiliated	$189,724,971	$227,993,242	$543,436,038
(d) Foreign currency, at cost	$3,398,940	$139,717,701	$17,292,152
(e) Foreign currency collateral pledged, at cost	$—	$16,901,973	$2,384,845

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Affiliated	$80,523	$380,319	$31,713,593	$201,250
Securities lending income — Affiliated — net	2,021	18,060	—	966

Total investment income	82,544	398,379	31,713,593	202,216

EXPENSES
Investment advisory fees	12,567	71,765	6,088,549	41,462

Total expenses	12,567	71,765	6,088,549	41,462

Less:
Investment advisory fees waived	(11,575)	(66,099)	(5,607,874)	(38,569)

Total expenses after fees waived	992	5,666	480,675	2,893

Net investment income	81,552	392,713	31,232,918	199,323

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(35,469)	(180,288)	(15,641,786)	(248,672)
In-kind redemptions — Affiliated	—	(312,749)	(3,750,814)	(298,880)
Forward foreign currency exchange contracts	134,590	793,855	78,266,866	605,129

Net realized gain	99,121	300,818	58,874,266	57,577

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(636,530)	(1,614,123)	(306,676,380)	(2,464,345)
Forward foreign currency exchange contracts	(40,678)	(491,712)	(18,629,804)	(172,972)

Net change in unrealized appreciation (depreciation)	(677,208)	(2,105,835)	(325,306,184)	(2,637,317)

Net realized and unrealized loss	(578,087)	(1,805,017)	(266,431,918)	(2,579,740)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(496,535)	$(1,412,304)	$(235,199,000)	$(2,380,417)

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

	iShares MSCI ACWI ex U.S.ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$41,243,080	$796,673,992	$94,126,054
Dividends — Affiliated	955,676	348,850	109,820
Interest — Unaffiliated	—	—	6,720
Securities lending income — Affiliated — net	380,172	2,934,355	9,785,059
Foreign taxes withheld	(3,354,816)	(47,718,480)	(5,843,266)
Foreign withholding tax claims	—	876,190	—
Other foreign taxes	(39,493)	—	—

Total investment income	39,184,619	753,114,907	98,184,387

EXPENSES
Investment advisory fees	5,509,018	105,703,909	19,039,848
Professional fees	627	110,193	4,571

Total expenses	5,509,645	105,814,102	19,044,419

Less:
Investment advisory fees waived	(243,417)	—	—

Total expenses after fees waived	5,266,228	105,814,102	19,044,419

Net investment income	33,918,391	647,300,805	79,139,968

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(24,582,257)	(18,034,489)	(51,225,451)
Investments — Affiliated	(158,782)	32,978	11,570
In-kind redemptions — Unaffiliated	189,668,074	1,035,529,219	399,531,538
In-kind redemptions — Affiliated	660,403	—	—
Futures contracts	(1,621,396)	(56,883,625)	(8,584,353)
Foreign currency transactions	(296,472)	(2,462,439)	(179,750)
Payment by affiliate	—	—	6,829

Net realized gain	163,669,570	958,181,644	339,560,383

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(313,681,967)	(7,229,699,243)	(1,496,659,818)
Investments — Affiliated	(4,845,933)	(17,134)	(19,637)
Futures contracts	994,795	8,595,128	351,101
Foreign currency translations	177,640	1,298,737	331,315

Net change in unrealized appreciation (depreciation)	(317,355,465)	(7,219,822,512)	(1,495,997,039)

Net realized and unrealized loss	(153,685,895)	(6,261,640,868)	(1,156,436,656)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,767,504)	$(5,614,340,063)	$(1,077,296,688)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,552	$86,195	$392,713	$1,396,253
Net realized gain	99,121	61,682	300,818	13,026,224
Net change in unrealized appreciation (depreciation)	(677,208)	84,040	(2,105,835)	(7,808,466)

Net increase (decrease) in net assets resulting from operations	(496,535)	231,917	(1,412,304)	6,614,011

DISTRIBUTIONS TOSHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(248,925)	(86,270)	(393,216)	(1,398,315)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,688,999	—	5,646,514	(48,175,694)

NET ASSETS
Total increase (decrease) in net assets	4,943,539	145,647	3,840,994	(42,959,998)
Beginning of period	2,888,749	2,743,102	43,008,030	85,968,028

End of period	$7,832,288	$2,888,749	$46,849,024	$43,008,030

(a)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,232,918	$115,312,947	$199,323	$237,666
Net realized gain	58,874,266	226,481,213	57,577	488,286
Net change in unrealized appreciation (depreciation)	(325,306,184)	18,332,496	(2,637,317)	353,816

Net increase (decrease) in net assets resulting from operations	(235,199,000)	360,126,656	(2,380,417)	1,079,768

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(66,396,444)	(115,401,571)	(945,531)	(238,018)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(278,249,765)	(1,064,345,912)	(5,054,522)	11,150,686

NET ASSETS
Total increase (decrease) in net assets	(579,845,209)	(819,620,827)	(8,380,470)	11,992,436
Beginning of period	3,458,983,218	4,278,604,045	21,961,169	9,968,733

End of period	$2,879,138,009	$3,458,983,218	$13,580,699	$21,961,169

(a)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets (continued)

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF

	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,918,391	$82,886,692	$647,300,805	$2,209,380,833
Net realized gain (loss)	163,669,570	(4,776,629)	958,181,644	3,324,013,906
Net change in unrealized appreciation (depreciation)	(317,355,465)	83,080,373	(7,219,822,512)	(343,871,669)

Net increase (decrease) in net assets resulting from operations	(119,767,504)	161,190,436	(5,614,340,063)	5,189,523,070

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,361,822)	(81,604,710)	(662,616,414)	(2,364,143,375)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	811,492,843	423,614,075	(1,492,424,786)	(8,746,457,551)

NET ASSETS(a)
Total increase (decrease) in net assets	651,363,517	503,199,801	(7,769,381,263)	(5,921,077,856)
Beginning of period	3,158,686,621	2,655,486,820	72,770,477,311	78,691,555,167

End of period	$3,810,050,138	$3,158,686,621	$65,001,096,048	$72,770,477,311

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$79,139,968	$236,202,694
Net realized gain	339,560,383	517,176,098
Net change in unrealized appreciation (depreciation)	(1,495,997,039)	58,744,735

Net increase (decrease) in net assets resulting from operations	(1,077,296,688)	812,123,527

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(110,770,437)	(254,076,251)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(623,902,937)	1,882,877,899

NET ASSETS(a)
Total increase (decrease) in net assets	(1,811,970,062)	2,440,925,175
Beginning of period	11,178,397,230	8,737,472,055

End of period	$9,366,427,168	$11,178,397,230

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI EAFE ETF
	Six Months Ended					Period From
	01/31/19		Year Ended	Year Ended		01/05/16	(a)
	(unaudited)		07/31/18	07/31/17		to 07/31/16

Net asset value, beginning of period	$28.89		$27.43	$23.77		$24.29

Net investment income(b)	0.33		0.86	0.68		0.48
Net realized and unrealized gain (loss)(c)	(2.28)		1.46	3.66		(0.52)

Net increase (decrease) from investment operations	(1.95)		2.32	4.34		(0.04)

Distributions
From net investment income	(0.25)		(0.86)	(0.68)		(0.48)
From net realized gain	(0.58)		—	—		—
Return of capital	—		—	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.83)		(0.86)	(0.68)		(0.48)

Net asset value, end of period	$26.11		$28.89	$27.43		$23.77

Total Return
Based on net asset value	(6.67	)%(e)	8.56%	18.42%		0.01	%(e)(f)

Ratios to Average Net Assets
Total expenses(g)	0.38	%(h)	0.38%	0.38%		0.38	%(h)

Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%		0.03	%(h)

Net investment income	2.47	%(h)	3.00%	2.69%		3.63	%(h)

Supplemental Data
Net assets, end of period (000)	$7,832		$2,889	$2,743		$2,377

Portfolio turnover rate(i)(j)	4	%(e)	8%	7%		4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended		06/29/15	(a)
	(unaudited	)	07/31/18	07/31/17	07/31/16		to 07/31/15

Net asset value, beginning of period	$26.88		$25.28	$21.88	$24.85		$24.34

Net investment income (loss)(b)	0.27		0.44	0.90	0.56		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(1.62)		1.83	3.05	(2.30)		0.51

Net increase (decrease) from investment operations	(1.35)		2.27	3.95	(1.74)		0.51

Distributions
From net investment income	(0.21)		(0.67)	(0.55)	(0.56)		—
From net realized gain	—		—	—	(0.67)		—
Return of capital	—		—	—	(0.00	)(c)	—

Total distributions	(0.21)		(0.67)	(0.55)	(1.23)		—

Net asset value, end of period	$25.32		$26.88	$25.28	$21.88		$24.85

Total Return
Based on net asset value	(4.96	)%(e)	9.05%	18.18%	(6.97)%		2.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.38	%(g)	0.38%	0.38%	0.38%		0.38	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%		0.05	%(g)

Net investment income (loss)	2.08	%(g)	1.66%	3.68%	2.56%		(0.05	)%(g)

Supplemental Data
Net assets, end of period (000)	$46,849		$43,008	$85,968	$2,188		$2,485

Portfolio turnover rate(h)(i)	3	%(e)	10%	6%	8%		0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended	Year Ended	01/31/14	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$29.96		$28.09	$24.30	$27.86	$24.77	$23.74

Net investment income(b)	0.28		0.83	0.74	0.75	1.16	0.62
Net realized and unrealized gain (loss)(c)	(2.23)		1.93	3.83	(3.38)	2.63	1.02

Net increase (decrease) from investment operations	(1.95)		2.76	4.57	(2.63)	3.79	1.64

Distributions
From net investment income	(0.29)		(0.89)	(0.70)	(0.69)	(0.63)	(0.61)
From net realized gain	(0.31)		—	(0.08)	(0.24)	(0.07)	—
Return of capital	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.60)		(0.89)	(0.78)	(0.93)	(0.70)	(0.61)

Net asset value, end of period	$27.41		$29.96	$28.09	$24.30	$27.86	$24.77

Total Return
Based on net asset value	(6.43	)%(e)	9.94%	18.97%	(9.41)%	15.42%	6.86	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.38	%(g)	0.38%	0.38%	0.38%	0.39%	0.39	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.05%	0.06	%(g)

Net investment income	1.95	%(g)	2.82%	2.77%	3.04%	4.16%	4.94	%(g)

Supplemental Data
Net assets, end of period (000)	$2,879,138		$3,458,983	$4,278,604	$3,542,254	$2,899,161	$2,477

Portfolio turnover rate(h)(i)	3	%(e)	12%	10%	10%	16%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/19		Year Ended	Year Ended	Year Ended		Period From 06/29/15	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16		to 07/31/15

Net asset value, beginning of period	$31.37		$28.48	$23.85	$25.17		$24.37

Net investment income (loss)(b)	0.30		0.77	0.92	0.55		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(3.29)		2.86	4.46	(1.16)		0.80

Net increase (decrease) from investment operations	(2.99)		3.63	5.38	(0.61)		0.80

Distributions
From net investment income	(0.35)		(0.74)	(0.75)	(0.52)		—
From net realized gain	(0.87)		—	—	(0.19)		—
Return of capital	—		—	—	(0.00	)(c)	—

Total distributions	(1.22)		(0.74)	(0.75)	(0.71)		—

Net asset value, end of period	$27.16		$31.37	$28.48	$23.85		$25.17

Total Return
Based on net asset value	(9.42	)%(e)	12.81%	22.77%	(2.35)%		3.28	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.43	%(g)	0.43%	0.43%	0.43%		0.43	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%		0.05	%(g)

Net investment income (loss)	2.07	%(g)	2.50%	3.50%	2.34%		(0.05	)%(g)

Supplemental Data
Net assets, end of period (000)	$13,581		$21,961	$9,969	$8,348		$2,517

Portfolio turnover rate(h)(i)	6	%(e)	10%	13%	9%		0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$48.60		$47.08		$40.66		$44.18	$47.49	$42.46

Net investment income(a)	0.44		1.33		1.12	(b)	1.06	1.15	1.38
Net realized and unrealized gain (loss)(c)	(3.52)		1.45		6.36		(3.54)	(3.31)	5.12

Net increase (decrease) from investment operations	(3.08)		2.78		7.48		(2.48)	(2.16)	6.50

Distributions
From net investment income	(0.38)		(1.26)		(1.06)		(1.04)	(1.15)	(1.47)

Total distributions	(0.38)		(1.26)		(1.06)		(1.04)	(1.15)	(1.47)

Net asset value, end of period	$45.14		$48.60		$47.08		$40.66	$44.18	$47.49

Total Return
Based on net asset value	(6.26	)%(d)	5.92%		18.62%		(5.52)%	(4.54)%	15.42%

Ratios to Average Net Assets
Total expenses	0.32	%(e)(f)	0.31	%(f)	0.32%		0.33%	0.33%	0.33%

Total expenses after fees waived	0.30	%(e)(f)	0.31	%(f)	0.32%		0.33%	0.33%	0.33%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(e)	N/A		0.32%		N/A	N/A	N/A

Net investment income	1.94	%(e)	2.69%		2.62	%(b)	2.67%	2.55%	3.00%

Supplemental Data
Net assets, end of period (000)	$3,810,050		$3,158,687		$2,655,487		$1,911,104	$2,023,411	$1,776,267

Portfolio turnover rate(g)	8	%(d)(h)	6	%(h)	7%		11%	6%	8%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Net investment income per share by $0.01.
• Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of period	$68.87		$66.78	$58.27	$64.91		$66.89		$60.17

Net investment income(a)	0.62		1.93	1.72	1.73	(b)	1.83	(b)	2.29
Net realized and unrealized gain (loss)(c)	(6.08)		2.26	8.45	(6.69)		(2.11)		6.66

Net increase (decrease) from investment operations	(5.46)		4.19	10.17	(4.96)		(0.28)		8.95

Distributions
From net investment income	(0.64)		(2.10)	(1.66)	(1.68)		(1.70)		(2.23)

Total distributions	(0.64)		(2.10)	(1.66)	(1.68)		(1.70)		(2.23)

Net asset value, end of period	$62.77		$68.87	$66.78	$58.27		$64.91		$66.89

Total Return
Based on net asset value	(7.88	)%(d)	6.32%	17.68%	(7.54	)%(b)	(0.41	)%(b)	14.89%

Ratios to Average Net Assets
Total expenses	0.32	%(e)	0.31%	0.32%	0.33%		0.34%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(e)	N/A	0.32%	0.33%		0.33%		N/A

Net investment income	1.93	%(e)	2.77%	2.82%	2.99	%(b)	2.84	%(b)	3.47%

Supplemental Data
Net assets, end of period (000)	$65,001,096		$72,770,477	$78,691,555	$59,853,751		$61,459,174		$55,102,208

Portfolio turnover rate(f)	1	%(d)	4%	2%	3%		2%		5%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2016 and July 31, 2015, respectively:

• Net investment income per share by $0.02 and $0.06, respectively.
• Total return by 0.03% and 0.07%, respectively.
• Ratio of net investment income to average net assets by 0.04% and 0.08%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$63.44		$59.60	$51.00		$51.44	$51.45	$44.67

Net investment income(a)	0.48		1.46	1.28	(b)	1.20	1.12	1.09
Net realized and unrealized gain (loss)(c)	(7.15)		3.90	8.83		(0.54)	0.11	6.93

Net increase (decrease) from investment operations	(6.67)		5.36	10.11		0.66	1.23	8.02

Distributions
From net investment income	(0.68)		(1.52)	(1.51)		(1.10)	(1.24)	(1.24)

Total distributions	(0.68)		(1.52)	(1.51)		(1.10)	(1.24)	(1.24)

Net asset value, end of period	$56.09		$63.44	$59.60		$51.00	$51.44	$51.45

Total Return
Based on net asset value	(10.43	)%(d)(e)	9.01%	20.21	%(b)	1.35%	2.55%	18.03%

Ratios to Average Net Assets
Total expenses	0.40	%(f)	0.39%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(f)	N/A	0.40%		N/A	N/A	N/A

Net investment income	1.64	%(f)	2.28%	2.38	%(b)	2.44%	2.26%	2.15%

Supplemental Data
Net assets, end of period (000)	$9,366,427		$11,178,397	$8,737,472		$5,967,131	$5,184,949	$4,043,615

Portfolio turnover rate(g)	3	%(d)	8%	6%		17%	13%	17%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE	Diversified	(a)
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Non-diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Currency Hedged MSCI EAFE Small-Cap
Merrill Lynch, Pierce, Fenner & Smith	$6,156,395	$6,156,395		$—	$—

MSCI ACWI ex U.S.
Barclays Bank PLC	$2,627,836	$2,624,683		$—	$(3,153	)(b)
BNP Paribas Prime Brokerage International Ltd.	35,204,975	35,204,975		—	—
Citigroup Global Markets Inc.	3,113,384	3,113,384		—	—
Credit Suisse Securities (USA) LLC	2,300,344	2,300,344		—	—
Deutsche Bank Securities Inc.	96,167	96,167		—	—
Goldman Sachs & Co.	20,182,511	20,182,511		—	—
JPMorgan Securities LLC	12,304,779	12,304,779		—	—
Macquarie Bank Limited	296,925	296,925		—	—
Morgan Stanley & Co. International PLC	456,102	456,102		—	—
Morgan Stanley & Co. LLC	5,607,894	5,607,894		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,605,218	12,605,218		—	—
National Financial Services LLC	31,866	31,866		—	—
UBS AG	110,432	110,432		—	—
Wells Fargo Securities LLC	1,962,847	1,962,847		—	—

	$96,901,280	$96,898,127		$—	$(3,153)

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI EAFE
Barclays Capital Inc.	$152,991	$152,991		$—	$—
BNP Paribas Prime Brokerage International Ltd.	437,400	437,347		—	(53	)(b)
Citigroup Global Markets Inc.	10,027,885	10,027,885		—	—
Credit Suisse Securities (USA) LLC	546,031	546,031		—	—
Goldman Sachs & Co.	72,743,658	72,743,658		—	—
JPMorgan Securities LLC	16,447,120	16,447,120		—	—
Macquarie Bank Limited	892,277	892,277		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,183,322	4,183,322		—	—
Morgan Stanley & Co. LLC	19,899,559	19,899,559		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	61,660,189	61,660,189		—	—
State Street Bank & Trust Company	598,674	598,674		—	—
Wells Fargo Securities LLC	15,401,567	15,401,567		—	—

	$202,990,673	$202,990,620		$—	$(53)

MSCI EAFE Small-Cap
Barclays Capital Inc.	$5,905,317	$5,905,317		$—	$—
BMO Capital Markets	352,222	352,222		—	—
BNP Paribas Prime Brokerage International Ltd.	276,184	276,184		—	—
BNP Paribas Securities Corp.	943,589	943,589		—	—
Citigroup Global Markets Inc.	62,747,780	62,747,780		—	—
Credit Suisse Securities (USA) LLC	30,875,259	30,875,259		—	—
Deutsche Bank Securities Inc.	12,244,282	12,244,282		—	—
Goldman Sachs & Co.	97,554,140	97,554,140		—	—
HSBC Bank PLC	3,137,329	3,137,329		—	—
Jefferies LLC	4,932,655	4,932,655		—	—
JPMorgan Securities LLC	65,090,372	65,090,372		—	—
Macquarie Bank Limited	23,316,044	23,316,044		—	—
Merrill Lynch, Pierce, Fenner & Smith	18,475,295	18,475,295		—	—
Mizuho Securities USA Inc.	722,007	722,007		—	—
Morgan Stanley & Co. LLC	125,244,980	125,244,980		—	—
Nomura Securities International Inc.	6,126,332	6,126,332		—	—
Scotia Capital (USA) Inc.	1,244,620	1,244,620		—	—
SEB Securities Inc.	12,659,642	12,659,642		—	—
SG Americas Securities LLC	4,585,458	4,585,458		—	—
State Street Bank & Trust Company	4,399,973	4,399,973		—	—
UBS AG	18,014,161	18,014,161		—	—
UBS Securities LLC	19,948	17,387		—	(2,561	)(b)
Wells Fargo Securities LLC	735,744	735,744		—	—

	$499,603,333	$499,600,772		$—	$(2,561)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

92	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: Each currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI EAFE	0.38%
Currency Hedged MSCI ACWI ex U.S.	0.38
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	.0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Adaptive Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCIACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisoryfee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”),after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI EAFE	$520
Currency Hedged MSCI ACWI ex U.S.	3,856
Currency Hedged MSCI EAFE Small-Cap	243
MSCI ACWI ex U.S.	82,994
MSCI EAFE	603,386
MSCI EAFE Small-Cap	1,928,423

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI ex U.S.	$3,695,650	$6,794,648
MSCI EAFE	67,883,920	59,750,028
MSCI EAFE Small-Cap	39,331,966	68,847,511

During the six months ended January 31, 2019, iShares MSCI EAFE Small-Cap ETF received a reimbursement of $6,829 from an affiliate, which is included in payment by affiliate in the statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$265,562	$316,847
Currency Hedged MSCI ACWI ex U.S.	2,007,944	1,175,550
Currency Hedged MSCI EAFE	132,047,966	96,395,494
Currency Hedged MSCI EAFE Small-Cap	1,060,067	1,301,849
MSCIACWI ex U.S.	553,177,819	288,193,877
MSCI EAFE	1,464,070,748	818,620,193
MSCI EAFE Small-Cap	477,756,849	320,817,477

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI EAFE	$5,676,271	$—
Currency Hedged MSCIACWI ex U.S.	25,950,599	20,688,497
Currency Hedged MSCI EAFE	174,163,927	452,830,988
Currency Hedged MSCI EAFE Small-Cap	16,103,132	21,162,098
MSCIACWI ex U.S.	1,826,767,849	1,279,018,806
MSCI EAFE	1,069,635,122	3,079,341,599
MSCI EAFE Small-Cap	270,056,418	1,040,798,465

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Currency Hedged MSCI ACWI ex U.S.	$2,739,775	$—	$2,739,775
Currency Hedged MSCI EAFE	60,834,300	—	60,834,300
MSCI ACWI ex U.S.	163,436,207	7,522,978	170,959,185
MSCI EAFE	3,624,076,270	896,354,758	4,520,431,028
MSCI EAFE Small-Cap	25,687,717	—	25,687,717

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI EAFE	$8,033,330	$44,427	$(278,996)	$(234,569)
Currency Hedged MSCI ACWI ex U.S.	48,699,039	470,640	(2,883,863)	(2,413,223)
Currency Hedged MSCI EAFE	3,025,957,360	22,006,884	(175,754,383)	(153,747,499)
Currency Hedged MSCI EAFE Small-Cap	21,598,129	148,364	(1,982,263)	(1,833,899)
MSCI ACWI ex U.S.	4,103,122,010	229,537,567	(435,439,193)	(205,901,626)
MSCI EAFE	66,201,334,042	10,091,515,255	(11,401,460,392)	(1,309,945,137)
MSCI EAFE Small-Cap	9,928,598,237	1,160,453,707	(1,232,323,586)	(71,869,879)

9.	LINE OF CREDIT

The iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2019.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed

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Notes to Financial Statements  (unaudited) (continued)

income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount
Adaptive Currency Hedged MSCI EAFE
Shares sold	200,000	$5,688,999	—	$—

Currency Hedged MSCI ACWI ex U.S.
Shares sold	1,050,000	$26,464,618	1,500,000	$39,897,902
Shares redeemed	(800,000)	(20,818,104)	(3,300,000)	(88,073,596)

Net increase (decrease)	250,000	$5,646,514	(1,800,000)	$(48,175,694)

Currency Hedged MSCI EAFE
Shares sold	6,150,000	$175,217,076	22,600,000	$665,459,176
Shares redeemed	(16,550,000)	(453,466,841)	(59,450,000)	(1,729,805,088)

Net decrease	(10,400,000)	$(278,249,765)	(36,850,000)	$(1,064,345,912)

Currency Hedged MSCI EAFE Small-Cap
Shares sold	550,000	$16,247,271	450,000	$14,021,991
Shares redeemed	(750,000)	(21,301,793)	(100,000)	(2,871,305)

Net increase (decrease)	(200,000)	$(5,054,522)	350,000	$11,150,686

MSCI ACWI ex U.S.
Shares sold	52,400,000	$2,270,644,505	11,200,000	$552,952,166
Shares redeemed	(33,000,000)	(1,459,151,662)	(2,600,000)	(129,338,091)

Net increase	19,400,000	$811,492,843	8,600,000	$423,614,075

MSCI EAFE
Shares sold	28,800,000	$1,716,650,637	28,200,000	$1,968,499,882
Shares redeemed	(49,800,000)	(3,209,075,423)	(150,000,000)	(10,714,957,433)

Net decrease	(21,000,000)	$(1,492,424,786)	(121,800,000)	$(8,746,457,551)

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Small-Cap
Shares sold	9,200,000	$495,968,078	46,600,000	$2,979,677,692
Shares redeemed	(18,400,000)	(1,119,871,015)	(17,000,000)	(1,096,799,793)

Net increase (decrease)	(9,200,000)	$(623,902,937)	29,600,000	$1,882,877,899

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Sweden based upon determinations issued by the Swedish authorities. Professional fees associated with the filing of tax claims in Sweden that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. The Fund continues to evaluate developments in Sweden, for potential impacts to the receivables and associated professional fees payable. Swedish tax claims receivable are disclosed in the statement of assets and liabilities. Collection of this receivable, and any related subsequent payments of professional fees payable, depends upon determinations taken by the Swedish authorities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively,” Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

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Notes to Financial Statements (unaudited) (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Adaptive Currency Hedged MSCI EAFE	$86,270
Currency Hedged MSCI ACWI ex U.S.	1,398,315
Currency Hedged MSCI EAFE	115,401,571
Currency Hedged MSCI EAFE Small-Cap	238,018
MSCI ACWI ex U.S.	81,604,710
MSCI EAFE	2,364,143,375
MSCI EAFE Small-Cap	254,076,251

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Adaptive Currency Hedged MSCI EAFE	$—
Currency Hedged MSCI ACWI ex U.S.	—
Currency Hedged MSCI EAFE	—
Currency Hedged MSCI EAFE Small-Cap	—
MSCI ACWI ex U.S.	4,873,213
MSCI EAFE	(149,746,323)
MSCI EAFE Small-Cap	(50,535,636)

15.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI EAFE(a)	$0.210910	$0.581067	$0.037773	$0.829750	25%	70%	5%	100%
Currency Hedged MSCI ACWI ex U.S.(a)	0.169270	—	0.043279	0.212549	80	—	20	100
Currency Hedged MSCI EAFE(a)	0.249514	0.311721	0.041492	0.602727	41	52	7	100
Currency Hedged MSCI EAFE Small-Cap	0.351025	0.864607	—	1.215632	29	71	—	100
MSCI ACWI ex U.S.(a)	0.300294	—	0.080273	0.380567	79	—	21	100
MSCI EAFE(a)	0.548091	—	0.089899	0.637990	86	—	14	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

100	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	101

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

NSI	Nomura Securities International Inc.

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

TNTC	The Northern Trust Company

UBS	UBS AG

WBC	Westpac Banking Corp.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Currency Abbreviations (continued)

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

102	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

▶	iShares MSCI EAFE Value ETF | EFV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.38)%	(11.50)%	3.56%	8.43%	(11.50)%	19.13%	124.58%
Fund Market	(8.53)	(11.47)	3.64	8.53	(11.47)	19.57	126.75
Index	(8.23)	(11.32)	3.84	8.71	(11.32)	20.74	130.51

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 916.20	$ 1.93		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Staples	19.8%
Industrials	19.2
Health Care	14.2
Consumer Discretionary	12.8
Information Technology	10.1
Materials	7.2
Financials	7.0
Communication Services	4.1
Real Estate	2.2
Energy	2.1
Utilities	1.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
Japan	24.4%
Switzerland	12.7
France	11.7
United Kingdom	11.2
Germany	9.1
Australia	6.8
Netherlands	5.0
Hong Kong	4.0
Sweden	3.2
Denmark	2.9

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.48)%	(13.85)%	1.23%	7.25%	(13.85)%	6.29%	101.37%
Fund Market	(7.67)	(13.97)	1.32	7.38	(13.97)	6.77	103.77
Index	(7.34)	(13.73)	1.42	7.45	(13.73)	7.31	105.08

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 925.20	$ 1.89		$ 1,000.00	$ 1,023.20	$ 1.99		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	31.6%
Consumer Discretionary	9.8
Energy	9.7
Industrials	9.5
Health Care	7.8
Materials	7.7
Communication Services	7.0
Utilities	6.3
Real Estate	5.5
Consumer Staples	3.0
Information Technology	2.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
Japan	25.0%
United Kingdom	22.0
France	10.1
Germany	8.6
Australia	7.7
Switzerland	4.6
Spain	4.6
Hong Kong	3.9
Italy	3.4
Netherlands	2.1

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Amcor Ltd./Australia	642,613	$6,395,861
APA Group	669,979	4,484,569
Aristocrat Leisure Ltd.	324,332	5,824,667
ASX Ltd.	110,973	5,155,156
BHP Group Ltd.	1,076,801	27,346,754
BlueScope Steel Ltd.	310,073	2,814,817
Brambles Ltd.	898,473	6,970,493
Caltex Australia Ltd.	147,189	2,880,545
Challenger Ltd./Australia	316,959	1,673,241
CIMIC Group Ltd.	57,477	1,877,958
Coca-Cola Amatil Ltd.	282,423	1,729,801
Cochlear Ltd.	32,142	4,533,056
Coles Group Ltd.(a)	643,185	5,866,919
Computershare Ltd.	266,100	3,447,856
Crown Resorts Ltd.	216,928	1,890,168
CSL Ltd.	255,121	36,222,100
Domino’s Pizza Enterprises Ltd.(b)	33,543	1,112,833
Flight Centre Travel Group Ltd.	31,923	1,001,594
Goodman Group	923,722	7,853,381
Incitec Pivot Ltd.	913,619	2,205,007
Insurance Australia Group Ltd.(a)	455,786	2,356,265
James Hardie Industries PLC	249,791	2,792,131
LendLease Group	314,644	2,805,839
Macquarie Group Ltd.	182,771	15,522,995
Medibank Pvt Ltd.	1,614,375	3,084,058
Newcrest Mining Ltd.	434,246	7,741,615
Oil Search Ltd.	764,308	4,352,475
Orica Ltd.	104,009	1,300,624
Origin Energy Ltd.(a)	983,816	5,136,222
QBE Insurance Group Ltd.	744,884	5,827,808
Ramsay Health Care Ltd.	79,950	3,306,523
REA Group Ltd.	29,733	1,641,596
Santos Ltd.	989,553	4,668,315
Seek Ltd.	187,840	2,327,010
Sonic Healthcare Ltd.	245,276	4,116,965
Sydney Airport	623,659	2,983,101
Tabcorp Holdings Ltd.	1,088,321	3,690,004
TPG Telecom Ltd.	136,192	694,138
Transurban Group	1,462,906	12,981,469
Treasury Wine Estates Ltd.	412,692	4,649,127
Washington H Soul Pattinson & Co. Ltd.(b)	60,794	1,166,268
Wesfarmers Ltd.	319,949	7,514,297
Woodside Petroleum Ltd.	529,611	13,253,212
Woolworths Group Ltd.	482,304	10,328,605

		255,527,438

Austria — 0.2%
ANDRITZ AG	41,082	2,032,656
Erste Group Bank AG	88,097	3,073,041
Verbund AG	38,429	1,967,534

		7,073,231

Belgium — 1.4%
Anheuser-Busch InBev SA/NV	429,942	32,861,161
Colruyt SA	21,226	1,528,081
Solvay SA	42,273	4,611,963
Telenet Group Holding NV	30,933	1,434,670
UCB SA	71,350	6,192,687
Umicore SA	119,634	5,058,546

		51,687,108

Security	Shares	Value

Denmark — 2.8%
Carlsberg A/S, Class B	59,776	$6,847,659
Chr Hansen Holding A/S	56,106	5,328,729
Coloplast A/S, Class B	66,180	6,053,626
DSV A/S	106,097	8,468,976
Genmab A/S(a)	34,811	5,067,387
H Lundbeck A/S	37,924	1,665,138
ISS A/S	93,773	2,655,285
Novo Nordisk A/S, Class B	1,025,150	47,926,145
Novozymes A/S, Class B	124,288	5,197,370
Orsted A/S(c)	54,133	3,901,762
Pandora A/S	61,964	2,689,243
Tryg A/S	28,735	734,394
Vestas Wind Systems A/S	110,362	9,124,891
William Demant Holding A/S(a)	55,383	1,749,949

		107,410,554

Finland — 0.9%
Elisa OYJ	38,690	1,622,631
Fortum OYJ	120,504	2,740,556
Kone OYJ, Class B	189,031	9,194,541
Metso OYJ	58,911	1,730,493
Neste OYJ	73,036	6,716,143
Orion OYJ, Class B	20,567	727,576
UPM-Kymmene OYJ	305,446	8,853,223
Wartsila OYJ Abp	253,352	4,135,330

		35,720,493

France — 11.7%
Accor SA, NVS	106,456	4,645,474
Aeroports de Paris, NVS	16,596	3,184,002
Air Liquide SA	241,703	29,384,385
Airbus SE	329,918	37,939,711
Alstom SA, NVS	86,128	3,476,753
Arkema SA, NVS	38,283	3,642,494
Atos SE	54,028	4,942,194
BioMerieux, NVS	24,124	1,707,922
Bollore SA, NVS	194,320	803,147
Bureau Veritas SA, NVS	149,228	3,321,893
Capgemini SE	89,519	9,910,284
Danone SA, NVS	347,959	25,353,353
Dassault Aviation SA, NVS	1,413	2,109,371
Dassault Systemes SE, NVS	74,752	9,396,558
Edenred, NVS	135,168	5,496,690
Eiffage SA, NVS	44,462	4,179,387
EssilorLuxottica SA, NVS	163,158	20,715,403
Eurofins Scientific SE, NVS	6,529	2,634,081
Faurecia SA, NVS	27,395	1,199,536
Getlink SE, NVS	263,841	3,869,071
Hermes International, NVS	17,817	10,720,891
Iliad SA, NVS	15,221	1,748,279
Imerys SA, NVS	18,524	977,746
Ingenico Group SA, NVS	34,305	1,874,085
Ipsen SA, NVS	21,253	2,682,542
JCDecaux SA	43,724	1,298,428
Kering SA, NVS	43,008	21,590,411
Legrand SA	150,575	8,942,949
L’Oreal SA	142,240	34,291,099
LVMH Moet Hennessy Louis Vuitton SE, NVS	157,291	50,490,256
Pernod Ricard SA, NVS	119,808	19,933,677
Peugeot SA, NVS	215,750	5,443,894
Publicis Groupe SA, NVS	119,488	7,307,774

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Remy Cointreau SA, NVS	12,832	$1,494,493
Rexel SA	65,464	748,162
Safran SA, NVS	189,562	24,905,220
Sartorius Stedim Biotech, NVS	15,603	1,724,122
Schneider Electric SE, NVS	155,201	11,055,537
SCOR SE	92,009	3,876,739
SEB SA, NVS	12,312	1,893,071
Sodexo SA, NVS	51,894	5,418,663
STMicroelectronics NV	384,243	6,113,071
Teleperformance, NVS	32,139	5,542,746
Thales SA, NVS	61,062	6,772,538
Ubisoft Entertainment SA, NVS(a)	45,002	4,001,908
Valeo SA, NVS	47,454	1,484,881
Veolia Environnement SA, NVS	151,020	3,191,962
Vivendi SA, NVS	593,780	15,152,837
Wendel SA, NVS	7,835	957,463

		439,547,153

Germany — 8.7%
1&1 Drillisch AG(b)	14,215	591,763
adidas AG	106,266	25,325,874
Aroundtown SA	429,957	3,808,693
Axel Springer SE	30,899	1,893,299
Beiersdorf AG	57,308	5,740,677
Brenntag AG	86,144	4,077,393
Commerzbank AG(a)	556,121	3,995,274
Delivery Hero SE(a)(c)	53,658	1,982,549
Deutsche Boerse AG	108,928	14,530,016
Deutsche Post AG, Registered	557,178	16,469,235
Deutsche Wohnen SE	200,916	10,049,281
E.ON SE	1,231,856	13,682,609
Fraport AG Frankfurt Airport Services Worldwide	23,484	1,857,706
Fresenius Medical Care AG & Co. KGaA	122,006	9,010,125
Fresenius SE & Co. KGaA	234,910	12,210,496
GEA Group AG	91,234	2,514,568
HeidelbergCement AG	29,392	2,035,692
Henkel AG & Co. KGaA	58,855	5,406,028
HOCHTIEF AG	11,959	1,790,767
HUGO BOSS AG	35,968	2,585,245
Infineon Technologies AG	641,509	14,291,366
LANXESS AG	49,853	2,746,927
Merck KGaA	72,224	7,589,546
MTU Aero Engines AG	29,527	6,376,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	42,363	9,454,529
OSRAM Licht AG	57,054	2,429,465
Puma SE	4,561	2,546,106
QIAGEN NV(a)	128,256	4,738,787
SAP SE	555,181	57,493,058
Siemens AG, Registered	431,565	47,430,167
Siemens Healthineers AG(a)(c)	87,168	3,443,219
Symrise AG	69,873	5,820,759
thyssenkrupp AG(b)	247,883	4,400,182
TUI AG	120,354	1,827,009
United Internet AG, Registered(d)	69,504	2,758,633
Wirecard AG	66,304	11,008,848
Zalando SE(a)(c)	64,169	1,962,258

		325,874,505

Hong Kong — 3.9%
AIA Group Ltd.	6,815,600	61,235,908

Security	Shares	Value

Hong Kong (continued)
ASM Pacific Technology Ltd.	177,600	$1,906,891
BeiGene Ltd., ADR(a)	11,965	1,549,228
Dairy Farm International Holdings Ltd.	202,700	1,830,381
Galaxy Entertainment Group Ltd.	1,363,000	9,379,994
Hong Kong & China Gas Co. Ltd.	5,246,464	11,379,920
Hong Kong Exchanges & Clearing Ltd.	665,600	20,697,414
Link REIT	1,188,000	13,020,505
Melco Resorts & Entertainment Ltd., ADR	134,852	2,910,106
MGM China Holdings Ltd.(b)	492,400	946,308
Minth Group Ltd.(b)	382,000	1,329,043
MTR Corp. Ltd.	860,500	4,803,280
NWS Holdings Ltd.	306,000	700,391
Shangri-La Asia Ltd.	684,666	888,259
SJM Holdings Ltd.	391,000	409,602
Swire Pacific Ltd., Class A	280,000	3,307,887
Swire Properties Ltd.	659,600	2,563,855
Techtronic Industries Co. Ltd.	762,000	4,413,690
WH Group Ltd.(c)	2,483,000	2,126,468
Wheelock & Co. Ltd.	161,000	1,030,013
Wynn Macau Ltd.	900,000	2,183,848

		148,612,991

Ireland — 0.8%
CRH PLC	469,339	13,517,425
Kerry Group PLC, Class A	89,539	9,169,678
Kingspan Group PLC	86,432	3,540,596
Ryanair Holdings PLC, ADR, NVS(a)(b)	12,035	854,485
Smurfit Kappa Group PLC	128,924	3,724,973

		30,807,157

Israel — 0.6%
Azrieli Group Ltd.	23,954	1,275,085
Bezeq The Israeli Telecommunication Corp. Ltd.	1,170,562	938,512
Check Point Software Technologies Ltd.(a)(b)	70,272	7,864,842
Elbit Systems Ltd.(b)	13,725	1,696,902
Israel Chemicals Ltd.	397,056	2,300,428
Mizrahi Tefahot Bank Ltd.(b)	79,393	1,475,214
Nice Ltd.(a)	34,918	3,845,233
Wix.com Ltd.(a)(b)	24,555	2,685,089

		22,081,305

Italy — 1.1%
CNH Industrial NV	592,545	5,822,796
Davide Campari-Milano SpA, NVS	337,475	3,037,863
Ferrari NV	69,072	8,607,271
Fiat Chrysler Automobiles NV(a)	612,736	10,488,602
Leonardo SpA	129,304	1,254,912
Moncler SpA	104,120	3,930,644
Pirelli & C SpA(a)(c)	238,616	1,561,754
Prysmian SpA	135,143	2,904,457
Recordati SpA	60,095	2,181,767
Tenaris SA	133,251	1,676,535

		41,466,601

Japan — 24.3%
ABC-Mart Inc.	16,700	957,530
Acom Co. Ltd.	225,000	787,696
Aeon Co. Ltd.	223,300	4,531,453
Aeon Mall Co. Ltd.	57,610	956,020
Air Water Inc.	89,600	1,492,647
Ajinomoto Co. Inc.	267,300	4,619,970
Alfresa Holdings Corp.	68,800	1,894,639
Alps Alpine Co. Ltd.	115,200	2,420,862

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ANA Holdings Inc.	64,100	$2,360,680
Asahi Group Holdings Ltd.	204,300	8,532,055
Asahi Intecc Co. Ltd.	54,900	2,381,035
Asahi Kasei Corp.	712,000	7,798,438
Asics Corp.	49,000	706,882
Astellas Pharma Inc.	1,061,300	15,695,694
Bandai Namco Holdings Inc.	73,000	3,216,347
Benesse Holdings Inc.	14,100	368,080
Calbee Inc.	45,600	1,462,317
Casio Computer Co. Ltd.	110,900	1,474,523
Chubu Electric Power Co. Inc.	171,000	2,701,778
Chugai Pharmaceutical Co. Ltd.	126,000	7,432,877
Coca-Cola Bottlers Japan Holdings Inc.	75,300	2,321,341
CyberAgent Inc.	58,500	1,881,375
Daifuku Co. Ltd.	55,700	2,784,232
Daiichi Sankyo Co. Ltd.	157,500	5,451,645
Daikin Industries Ltd.	140,200	15,156,234
Daito Trust Construction Co. Ltd.	41,300	5,747,390
Dentsu Inc.	60,700	2,877,993
Disco Corp.	15,800	2,334,503
Don Quijote Holdings Co. Ltd.	66,900	3,891,179
East Japan Railway Co.	171,300	15,866,066
Eisai Co. Ltd.	142,200	11,000,476
FamilyMart UNY Holdings Co. Ltd.	38,400	4,488,174
Fast Retailing Co. Ltd.	32,700	14,972,351
FUJIFILM Holdings Corp.	217,400	9,318,855
Fujitsu Ltd.	110,700	7,409,159
Hakuhodo DY Holdings Inc.	131,600	2,019,406
Hamamatsu Photonics KK	76,800	2,745,125
Hankyu Hanshin Holdings Inc.	64,100	2,285,289
Hikari Tsushin Inc.	10,900	1,740,715
Hino Motors Ltd.	151,600	1,519,761
Hisamitsu Pharmaceutical Co. Inc.	22,500	1,147,432
Hitachi Chemical Co. Ltd.	26,400	433,733
Hitachi Construction Machinery Co. Ltd.	60,700	1,532,699
Hitachi High-Technologies Corp.	38,900	1,401,158
Hoshizaki Corp.	29,900	2,120,996
Hoya Corp.	214,900	12,436,279
Hulic Co. Ltd.	173,900	1,602,699
IHI Corp.	53,800	1,698,089
Isetan Mitsukoshi Holdings Ltd.	102,400	1,051,945
Isuzu Motors Ltd.	109,100	1,620,009
Japan Airport Terminal Co. Ltd.	22,500	860,057
Japan Exchange Group Inc.	287,100	5,041,331
JGC Corp.	116,900	1,783,093
Kakaku.com Inc.	76,800	1,343,629
Kaneka Corp.	27,600	1,077,828
Kansai Paint Co. Ltd.	99,700	1,749,766
Kao Corp.	279,000	19,668,180
Kawasaki Heavy Industries Ltd.	28,000	703,666
Keihan Holdings Co. Ltd.	51,400	2,118,249
Keikyu Corp.	124,200	2,112,416
Keio Corp.	57,811	3,320,029
Keisei Electric Railway Co. Ltd.	72,900	2,310,990
Keyence Corp.	54,774	28,114,267
Kikkoman Corp.	81,900	4,342,213
Kintetsu Group Holdings Co. Ltd.	62,600	2,729,367
Kirin Holdings Co. Ltd.	464,100	11,044,923
Kobayashi Pharmaceutical Co. Ltd.	27,700	1,756,225
Koito Manufacturing Co. Ltd.	60,300	3,618,111

Security	Shares	Value

Japan (continued)
Komatsu Ltd.	524,800	$13,316,505
Konami Holdings Corp.	51,900	2,389,222
Kose Corp.	16,600	2,438,978
Kubota Corp.	361,800	5,698,109
Kurita Water Industries Ltd.	55,600	1,410,052
Kyocera Corp.	181,100	10,174,082
Kyowa Hakko Kirin Co. Ltd.	154,100	2,945,217
Kyushu Electric Power Co. Inc.	224,600	2,777,833
Lawson Inc.	28,200	1,738,693
LINE Corp.(a)(b)	40,600	1,412,028
Lion Corp.	123,300	2,563,888
M3 Inc.	243,800	3,505,899
Makita Corp.	126,100	4,460,948
Marui Group Co. Ltd.	77,200	1,564,855
McDonald’s Holdings Co. Japan Ltd.	38,400	1,698,943
MEIJI Holdings Co. Ltd.	67,700	5,231,618
MINEBEA MITSUMI Inc.	218,500	3,577,754
MISUMI Group Inc.	161,200	3,673,399
Mitsubishi Estate Co. Ltd.	433,600	7,667,584
Mitsui Fudosan Co. Ltd.	179,200	4,342,097
MonotaRO Co. Ltd.	70,500	1,498,360
MS&AD Insurance Group Holdings Inc.	93,600	2,781,424
Murata Manufacturing Co. Ltd.	101,300	14,353,083
Nabtesco Corp.	64,100	1,688,640
Nagoya Railroad Co. Ltd	66,700	1,765,102
Nexon Co. Ltd.(a)	251,400	3,839,261
NGK Insulators Ltd.	64,500	989,755
NGK Spark Plug Co. Ltd.	88,100	1,892,656
Nidec Corp.	125,900	15,073,757
Nikon Corp.	180,900	3,098,388
Nintendo Co. Ltd.	64,000	19,894,514
Nippon Express Co. Ltd.	42,100	2,661,472
Nippon Paint Holdings Co. Ltd.	85,500	2,859,689
Nissan Chemical Corp.	70,400	3,738,969
Nisshin Seifun Group Inc.	77,200	1,554,215
Nissin Foods Holdings Co. Ltd.	34,500	2,190,526
Nitori Holdings Co. Ltd.	45,000	5,855,003
Nitto Denko Corp.	93,000	5,246,899
Nomura Research Institute Ltd.	63,390	2,586,158
NTT Data Corp.	358,200	4,265,618
Obic Co. Ltd.	36,500	3,447,763
Odakyu Electric Railway Co. Ltd.	174,400	3,918,111
Oji Holdings Corp.	488,200	2,821,628
Olympus Corp.	161,100	6,616,898
Omron Corp.	108,500	4,436,506
Ono Pharmaceutical Co. Ltd.	217,600	4,739,693
Oracle Corp. Japan	20,700	1,506,423
Oriental Land Co. Ltd./Japan	112,200	11,474,649
Otsuka Corp.	58,700	1,893,200
Otsuka Holdings Co. Ltd.	109,900	4,496,781
Panasonic Corp.	1,246,000	12,158,890
Park24 Co. Ltd.	64,000	1,524,874
Persol Holdings Co. Ltd.	102,600	1,822,345
Pigeon Corp.	65,200	2,540,182
Pola Orbis Holdings Inc.	47,700	1,422,278
Rakuten Inc.(a)	475,600	3,579,127
Recruit Holdings Co. Ltd.	627,200	16,785,078
Renesas Electronics Corp.(a)	475,600	2,731,324
Rinnai Corp.	17,100	1,131,306
Rohm Co. Ltd.	53,300	3,741,726

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ryohin Keikaku Co. Ltd.	13,300	$3,140,770
Santen Pharmaceutical Co. Ltd.	207,100	2,852,549
SBI Holdings Inc./Japan	82,200	1,750,800
Secom Co. Ltd.	76,800	6,422,464
Sega Sammy Holdings Inc.	97,400	1,369,310
Seibu Holdings Inc.	128,300	2,224,590
Sekisui Chemical Co. Ltd.	208,400	3,240,033
Seven & i Holdings Co. Ltd.	425,100	18,510,970
Seven Bank Ltd.	173,700	517,126
SG Holdings Co. Ltd.	51,400	1,377,688
Sharp Corp./Japan	120,000	1,271,341
Shimadzu Corp.	123,200	2,824,442
Shimano Inc.	41,800	5,845,778
Shimizu Corp.	108,400	921,345
Shin-Etsu Chemical Co. Ltd.	206,100	17,377,319
Shionogi & Co. Ltd.	155,400	9,547,040
Shiseido Co. Ltd.	214,200	12,744,142
Showa Denko KK	74,400	2,488,431
SMC Corp./Japan	32,100	10,538,758
Softbank Corp.(a)	947,200	11,688,777
SoftBank Group Corp.	465,700	36,484,041
Sohgo Security Services Co. Ltd.	38,700	1,685,546
Sompo Holdings Inc.	121,700	4,569,201
Sony Corp.	716,000	35,967,766
Sony Financial Holdings Inc.	34,100	646,405
Stanley Electric Co. Ltd.	76,800	2,226,445
SUMCO Corp.	127,800	1,768,509
Sumitomo Dainippon Pharma Co. Ltd.	89,800	2,100,807
Sumitomo Realty & Development Co. Ltd.	204,800	7,815,257
Sundrug Co. Ltd.	38,700	1,235,712
Suntory Beverage & Food Ltd.	78,400	3,468,676
Suzuken Co. Ltd./Aichi Japan	19,500	1,021,318
Suzuki Motor Corp.	193,900	10,109,240
Sysmex Corp.	92,600	5,145,201
Taisei Corp.	120,200	5,643,867
Taisho Pharmaceutical Holdings Co. Ltd.	6,900	698,052
Taiyo Nippon Sanso Corp.	72,900	1,152,146
TDK Corp.	71,500	5,630,387
Terumo Corp.	173,700	9,908,386
THK Co. Ltd.	51,700	1,224,211
Tobu Railway Co. Ltd.	69,900	1,971,818
Toho Co. Ltd./Tokyo	60,300	2,196,908
Toho Gas Co. Ltd.	14,600	624,488
Tokyo Century Corp.	26,000	1,213,636
Tokyo Electron Ltd.	88,200	12,671,203
Tokyu Corp.	196,100	3,351,521
Toray Industries Inc.	777,500	5,764,631
TOTO Ltd.	51,900	2,010,094
Toyo Seikan Group Holdings Ltd.	85,600	1,923,896
Toyo Suisan Kaisha Ltd.	25,600	918,570
Toyoda Gosei Co. Ltd.	18,200	396,510
Trend Micro Inc./Japan(a)	66,500	3,531,839
Tsuruha Holdings Inc.	20,600	1,900,432
Unicharm Corp.	230,800	7,112,958
USS Co. Ltd.	93,100	1,628,801
Welcia Holdings Co. Ltd.	26,600	1,007,002
West Japan Railway Co.	92,400	6,740,454
Yahoo Japan Corp.	803,600	2,163,510
Yakult Honsha Co. Ltd.	67,500	4,484,287
Yamaha Corp.	48,900	2,138,785

Security	Shares	Value

Japan (continued)
Yamato Holdings Co. Ltd.	174,100	$4,633,655
Yamazaki Baking Co. Ltd.	69,200	1,354,369
Yaskawa Electric Corp.	135,900	3,821,134
Yokogawa Electric Corp.	130,200	2,419,043
ZOZO Inc.	116,800	2,353,601

		913,040,137

Netherlands — 5.0%
Akzo Nobel NV	45,372	3,923,398
ASML Holding NV	231,616	40,720,924
Heineken Holding NV	65,388	5,687,231
Heineken NV	145,329	13,070,468
Koninklijke Ahold Delhaize NV	703,913	18,593,361
Koninklijke DSM NV	102,771	9,620,284
Koninklijke KPN NV	1,921,882	5,925,541
Koninklijke Philips NV	345,803	13,633,756
Koninklijke Vopak NV	39,680	2,022,023
NXP Semiconductors NV	193,864	16,871,984
Unilever NV, CVA	866,048	46,353,301
Wolters Kluwer NV	161,985	10,111,307

		186,533,578

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	417,884	3,666,531
Auckland International Airport Ltd.	190,031	968,771
Fisher & Paykel Healthcare Corp. Ltd.	308,675	2,689,059
Ryman Healthcare Ltd.	163,695	1,189,887

		8,514,248

Norway — 0.7%
Aker BP ASA	60,288	2,009,719
Mowi ASA(a)	235,128	5,180,716
Norsk Hydro ASA	265,645	1,227,388
Orkla ASA	460,304	3,710,411
Schibsted ASA, Class B	59,317	1,883,694
Telenor ASA	413,824	7,830,895
Yara International ASA	100,303	4,145,008

		25,987,831

Portugal — 0.1%
Galp Energia SGPS SA	188,328	2,948,642
Jeronimo Martins SGPS SA	140,171	1,989,580

		4,938,222

Singapore — 1.4%
CapitaLand Ltd.	1,469,500	3,639,189
City Developments Ltd.(b)	243,400	1,663,515
ComfortDelGro Corp. Ltd.	793,100	1,374,278
DBS Group Holdings Ltd.	658,700	11,717,625
Genting Singapore Ltd.	3,414,200	2,793,009
Jardine Cycle & Carriage Ltd.	58,500	1,643,212
Oversea-Chinese Banking Corp. Ltd.	891,700	7,632,817
SATS Ltd.	389,300	1,401,266
Sembcorp Industries Ltd.(b)	602,600	1,160,699
Singapore Exchange Ltd.	454,200	2,580,663
Singapore Press Holdings Ltd.(b)	336,300	627,757
Singapore Technologies Engineering Ltd.	960,000	2,655,858
United Overseas Bank Ltd.	385,900	7,229,257
UOL Group Ltd.	99,500	491,340
Venture Corp. Ltd.	162,300	1,962,591
Wilmar International Ltd.	1,128,800	2,795,451

		51,368,527

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 1.6%
Aena SME SA(c)	38,755	$6,705,987
Amadeus IT Group SA	246,838	17,979,704
Bankinter SA	380,466	2,972,138
CaixaBank SA	681,497	2,578,981
Ferrovial SA	280,731	6,303,980
Grifols SA	169,286	4,419,123
Industria de Diseno Textil SA	616,265	17,218,689
International Consolidated Airlines Group SA	171,967	1,457,036
Siemens Gamesa Renewable Energy SA(a)	45,058	640,068

		60,275,706

Sweden — 3.2%
Alfa Laval AB	167,254	3,786,081
Assa Abloy AB, Class B	565,791	10,521,908
Atlas Copco AB, Class A	374,685	9,753,054
Atlas Copco AB, Class B	226,338	5,406,244
Boliden AB	156,917	3,916,312
Electrolux AB, Series B	137,288	3,242,803
Epiroc AB, Class A(a)	363,231	3,480,851
Epiroc AB, Class B(a)	223,177	1,995,883
Essity AB, Class B	343,614	9,502,581
Hexagon AB, Class B	145,897	7,121,293
Husqvarna AB, Class B	232,882	1,776,104
Kinnevik AB, Class B	136,524	3,328,878
L E Lundbergforetagen AB, Class B	42,215	1,301,830
Lundin Petroleum AB	104,571	3,346,133
Millicom International Cellular SA, SDR(a)	13,062	817,164
Sandvik AB	637,138	10,162,095
Securitas AB, Class B	176,951	2,840,878
SKF AB, Class B	212,006	3,558,331
Swedish Match AB	100,715	4,505,166
Tele2 AB, Class B	141,922	1,771,035
Telefonaktiebolaget LM Ericsson, Class B	1,734,981	15,410,547
Volvo AB, Class B	875,872	12,590,252

		120,135,423

Switzerland — 12.7%
ABB Ltd., Registered	1,045,760	19,980,225
Barry Callebaut AG, Registered	1,234	2,102,066
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	600	3,825,219
Chocoladefabriken Lindt & Spruengli AG, Registered	56	4,120,552
Cie. Financiere Richemont SA, Registered	294,656	20,320,899
Clariant AG, Registered	111,053	2,207,404
Coca-Cola HBC AG	114,312	3,846,509
Credit Suisse Group AG, Registered	941,338	11,400,238
Dufry AG, Registered(b)	19,045	1,905,844
EMS-Chemie Holding AG, Registered	4,766	2,382,760
Geberit AG, Registered	21,172	8,282,283
Givaudan SA, Registered	5,248	12,737,813
Julius Baer Group Ltd.	128,073	5,140,477
Kuehne + Nagel International AG, Registered	30,484	4,129,674
Lonza Group AG, Registered	42,026	11,094,254
Nestle SA, Registered	1,730,052	150,736,513
Novartis AG, Registered	611,712	53,334,430
Partners Group Holding AG	9,724	6,689,477
Roche Holding AG, NVS	396,416	105,467,194
Schindler Holding AG, Participation Certificates, NVS	23,030	4,898,024
Schindler Holding AG, Registered	10,926	2,308,325
SGS SA, Registered	3,025	7,302,565
Sika AG, Registered	73,112	9,653,938

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	31,337	$5,881,413
Straumann Holding AG, Registered	5,841	4,241,952
Swatch Group AG (The), Bearer	17,703	5,089,099
Temenos AG, Registered	34,272	4,625,563
Vifor Pharma AG	25,694	3,270,993

		476,975,703

United Kingdom — 11.1%
Ashtead Group PLC	272,538	6,913,869
Associated British Foods PLC	202,461	6,359,898
AstraZeneca PLC	465,141	33,848,639
Auto Trader Group PLC(c)	539,608	3,243,911
Berkeley Group Holdings PLC	71,999	3,554,508
BP PLC	3,946,179	26,998,402
Bunzl PLC	189,162	5,971,997
Burberry Group PLC	232,905	5,519,344
Carnival PLC	98,260	5,568,354
Coca-Cola European Partners PLC(a)	80,242	3,817,914
Compass Group PLC	898,944	19,280,925
ConvaTec Group PLC(c)	780,056	1,465,306
Croda International PLC	73,224	4,643,709
DCC PLC	55,552	4,548,974
Diageo PLC	1,389,130	53,020,020
easyJet PLC	50,691	842,854
Experian PLC	516,449	12,989,420
Ferguson PLC	131,073	8,783,075
Fresnillo PLC	123,138	1,627,918
G4S PLC	886,126	2,279,438
GVC Holdings PLC	310,074	2,741,000
Hargreaves Lansdown PLC	161,651	3,472,474
InterContinental Hotels Group PLC	97,662	5,576,219
Intertek Group PLC	90,373	5,834,688
Johnson Matthey PLC	110,002	4,403,287
London Stock Exchange Group PLC	176,750	10,646,442
Melrose Industries PLC	2,741,837	6,082,784
Merlin Entertainments PLC(c)	398,093	1,770,533
Mondi PLC	203,357	4,920,773
NMC Health PLC	59,166	2,004,899
Pearson PLC	154,280	1,838,706
Reckitt Benckiser Group PLC	380,416	29,339,526
RELX PLC	1,115,740	24,752,768
Rolls-Royce Holdings PLC	949,624	11,047,775
RSA Insurance Group PLC	576,061	3,885,894
Sage Group PLC (The)	612,131	5,040,726
Segro PLC	196,851	1,675,392
Smith & Nephew PLC	493,990	9,324,906
Smiths Group PLC	144,574	2,747,149
St. James’s Place PLC	294,865	3,638,317
Standard Chartered PLC	792,549	6,400,268
Tesco PLC	5,525,238	16,215,300
Unilever PLC	644,181	33,764,176
Weir Group PLC (The)	139,566	2,763,061
Whitbread PLC	103,691	6,665,885
Wm Morrison Supermarkets PLC	444,190	1,368,746

		419,200,169

United States — 0.0%
International Flavors & Fragrances Inc.	0	13

Total Common Stocks — 99.2% (Cost: $3,504,231,193)		3,732,778,093

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	37,928	$1,780,858
Henkel AG & Co. KGaA, Preference Shares, NVS	100,752	9,812,793
Sartorius AG, Preference Shares, NVS	19,623	2,947,397

		14,541,048

Total Preferred Stocks — 0.4% (Cost: $16,352,767)		14,541,048

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	15,988,023	15,992,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	1,207,849	1,207,849

		17,200,668

Total Short-Term Investments — 0.5% (Cost: $17,196,575)		17,200,668

Total Investments in Securities — 100.1% (Cost: $3,537,780,535)		3,764,519,809

Other Assets, Less Liabilities — (0.1)%		(3,593,398)

Net Assets — 100.0%		$3,760,926,411

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,642,717	1,345,306	15,988,023	$15,992,819	$162,811	(b)	$1,125		$1,307
BlackRock Cash Funds: Treasury, SL Agency Shares	1,217,357	(9,508)	1,207,849	1,207,849	23,044		—		—

				$17,200,668	$185,855		$1,125		$1,307

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	179	03/15/19	$6,474	$219,609
FTSE 100 Index	33	03/15/19	2,996	65,853
TOPIX Index	26	03/07/19	3,746	138,138

				$423,600

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$423,600

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,477,434)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$339,333

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,335,471

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,732,778,093	$—	$—	$3,732,778,093
Preferred Stocks	14,541,048	—	—	14,541,048
Money Market Funds	17,200,668	—	—	17,200,668

	$3,764,519,809	$—	$—	$3,764,519,809

Derivative financial instruments(a)
Assets
Futures Contracts	$423,600	$—	$—	$423,600

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
AGL Energy Ltd.	585,443	$9,143,678
Alumina Ltd.	2,196,564	3,891,948
AMP Ltd.	2,662,042	4,386,723
Aurizon Holdings Ltd.	1,760,489	5,648,106
AusNet Services	1,736,120	2,088,722
Australia & New Zealand Banking Group Ltd.	2,630,607	48,010,218
Bank of Queensland Ltd.	361,406	2,679,990
Bendigo & Adelaide Bank Ltd.	438,769	3,448,828
BGP Holdings PLC(a)(b)	2,256,851	26
BHP Group Ltd.	937,382	23,806,028
BHP Group PLC	1,931,433	42,942,979
Boral Ltd.	1,042,597	3,763,037
Commonwealth Bank of Australia	1,602,520	81,688,254
Dexus	940,400	7,871,751
Fortescue Metals Group Ltd.	1,439,499	5,930,300
GPT Group (The)	1,660,770	7,023,512
Harvey Norman Holdings Ltd.	554,100	1,361,554
Insurance Australia Group Ltd.(b)	1,384,429	7,157,046
Mirvac Group	3,351,933	5,865,748
National Australia Bank Ltd.	2,487,722	43,280,188
Orica Ltd.	172,448	2,156,449
Rio Tinto Ltd.	336,425	21,353,737
Scentre Group	4,914,193	14,225,239
South32 Ltd.	4,700,842	12,099,494
Stockland	2,204,832	6,076,929
Suncorp Group Ltd.	1,182,571	11,192,285
Telstra Corp. Ltd.	3,874,423	8,785,860
TPG Telecom Ltd.	129,822	661,671
Vicinity Centres	3,009,727	5,727,755
Wesfarmers Ltd.	502,319	11,797,424
Westpac Banking Corp.	3,127,754	55,988,772
Woolworths Group Ltd.	403,876	8,649,059
WorleyParsons Ltd.	303,382	3,070,408

		471,773,718

Austria — 0.3%
Erste Group Bank AG	138,745	4,839,768
OMV AG	137,278	6,836,350
Raiffeisen Bank International AG	131,424	3,480,520
voestalpine AG	107,770	3,447,658

		18,604,296

Belgium — 0.6%
Ageas	171,280	7,975,397
Colruyt SA	17,031	1,226,078
Groupe Bruxelles Lambert SA	73,088	6,898,718
KBC Group NV	230,827	15,701,040
Proximus SADP	146,989	3,948,388

		35,749,621

Denmark — 0.5%
AP Moller - Maersk A/S, Class A	3,031	3,789,391
AP Moller - Maersk A/S, Class B, NVS	6,164	8,205,531
Danske Bank A/S	660,890	12,238,892
Orsted A/S(c)	83,601	6,025,737
Tryg A/S	75,425	1,927,673

		32,187,224

Finland — 1.6%
Elisa OYJ	63,408	2,659,286
Fortum OYJ	199,745	4,542,691

Security	Shares	Value

Finland (continued)
Nokia OYJ	5,189,580	$32,798,935
Nokian Renkaat OYJ	105,899	3,526,329
Nordea Bank Abp	2,771,722	25,173,660
Orion OYJ, Class B	62,109	2,197,160
Sampo OYJ, Class A	408,822	18,750,032
Stora Enso OYJ, Class R	499,856	6,707,779

		96,355,872

France — 10.0%
Amundi SA(c)	55,604	3,202,900
AXA SA, NVS	1,762,738	40,948,609
BNP Paribas SA	1,024,300	48,147,499
Bollore SA, NVS	514,409	2,126,111
Bouygues SA, NVS	200,074	7,098,454
Carrefour SA, NVS	535,497	10,620,868
Casino Guichard Perrachon SA, NVS(d)	51,626	2,547,836
Cie. de Saint-Gobain, NVS	445,883	15,410,243
Cie. Generale des Etablissements Michelin SCA, NVS	153,143	16,665,652
CNP Assurances, NVS	151,798	3,455,742
Covivio	36,549	3,745,075
Credit Agricole SA	1,047,701	11,972,551
Electricite de France SA, NVS	540,805	8,954,485
Engie SA	1,684,882	27,037,440
Eurazeo SE, NVS	37,033	2,757,828
Eutelsat Communications SA	160,612	3,409,442
Faurecia SA, NVS	24,110	1,055,697
Gecina SA	40,711	5,988,712
ICADE	30,851	2,605,438
Klepierre SA	187,291	6,438,613
Natixis SA	849,001	4,356,559
Orange SA, NVS	1,831,713	28,521,403
Peugeot SA, NVS	195,367	4,929,581
Renault SA, NVS	176,781	12,546,104
Rexel SA	169,185	1,933,547
Sanofi, NVS	1,021,316	88,854,110
Schneider Electric SE, NVS	250,821	17,866,900
SES SA	335,863	6,867,576
Societe BIC SA, NVS	22,952	2,305,740
Societe Generale SA, NVS	698,699	21,758,731
Suez	338,861	4,349,018
TOTAL SA, NVS	2,184,381	120,260,288
Unibail-Rodamco-Westfield	115,904	20,901,336
Unibail-Rodamco-Westfield, New(b)	9,776	1,762,937
Valeo SA, NVS	140,463	4,395,221
Veolia Environnement SA, NVS	232,376	4,911,504
Vinci SA	462,288	40,781,162
Wendel SA, NVS	11,750	1,435,890

		612,926,802

Germany — 7.9%
1&1 Drillisch AG(d)	24,444	1,017,591
Allianz SE, Registered	392,191	83,217,586
BASF SE	837,079	61,299,489
Bayer AG, Registered	848,110	64,423,420
Bayerische Motoren Werke AG	303,871	25,613,786
Continental AG	99,394	15,698,928
Covestro AG(c)	173,914	9,614,682
Daimler AG, Registered	826,847	49,013,212
Deutsche Bank AG, Registered	1,813,087	16,114,979
Deutsche Lufthansa AG, Registered	214,109	5,419,685
Deutsche Telekom AG, Registered	3,030,162	49,338,035

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Evonik Industries AG	151,872	$4,157,974
Hannover Rueck SE	54,580	7,884,840
HeidelbergCement AG	86,938	6,021,331
Innogy SE(b)	122,362	5,251,118
Innogy SE, New(c)	4,335	205,932
KION Group AG	65,163	3,769,967
METRO AG	171,971	2,913,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	69,387	15,485,717
ProSiebenSat.1 Media SE	218,589	3,920,314
RTL Group SA	35,862	1,965,316
RWE AG	465,877	11,568,102
Telefonica Deutschland Holding AG	677,643	2,379,337
TUI AG	217,387	3,299,999
Uniper SE	184,346	5,345,306
Volkswagen AG	26,716	4,659,600
Vonovia SE	444,807	22,360,343

		481,960,138

Hong Kong — 3.9%
Bank of East Asia Ltd. (The)	1,163,200	3,906,141
BeiGene Ltd., ADR(b)(d)	9,868	1,277,709
BOC Hong Kong Holdings Ltd.	3,342,000	12,819,937
CK Asset Holdings Ltd.	2,343,500	19,636,933
CK Hutchison Holdings Ltd.	2,446,000	24,610,562
CK Infrastructure Holdings Ltd.	581,500	4,694,716
CLP Holdings Ltd.	1,519,500	17,592,947
Hang Lung Group Ltd.	831,000	2,435,801
Hang Lung Properties Ltd.	1,737,088	3,785,566
Hang Seng Bank Ltd.	690,700	15,809,158
Henderson Land Development Co. Ltd.	1,268,540	7,186,028
HK Electric Investments & HK Electric Investments Ltd.(d)	2,210,000	2,250,360
HKT Trust & HKT Ltd.	3,345,000	4,927,957
Hongkong Land Holdings Ltd.	1,079,100	7,737,147
Hysan Development Co. Ltd.	634,000	3,288,491
Jardine Matheson Holdings Ltd.	197,800	13,216,996
Jardine Strategic Holdings Ltd.	214,700	8,218,716
Kerry Properties Ltd.	567,500	2,343,278
New World Development Co. Ltd.	5,792,000	9,079,180
NWS Holdings Ltd.	1,130,000	2,586,412
PCCW Ltd.	3,871,000	2,303,844
Power Assets Holdings Ltd.	1,268,000	8,524,220
Sands China Ltd.	2,194,800	10,433,181
Sino Land Co. Ltd.	2,878,000	5,156,904
SJM Holdings Ltd.	1,353,000	1,417,368
Sun Hung Kai Properties Ltd.	1,436,000	24,010,501
WH Group Ltd.(c)	3,854,500	3,301,036
Wharf Holdings Ltd. (The)	1,148,419	3,461,342
Wharf Real Estate Investment Co. Ltd.	1,148,419	7,830,096
Wheelock & Co. Ltd.	380,000	2,431,086
Yue Yuen Industrial Holdings Ltd.	734,000	2,506,939

		238,780,552

Ireland — 0.2%
AIB Group PLC	750,064	3,356,576
Bank of Ireland Group PLC	842,381	5,055,264
Irish Bank Resolution Corp. Ltd.(a)(b)	246,432	3
Paddy Power Betfair PLC	72,868	5,974,103

		14,385,946

Security	Shares	Value

Israel — 0.5%
Bank Hapoalim BM	957,379	$6,479,584
Bank Leumi Le-Israel BM	1,338,195	8,835,973
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	881,397	17,495,731

		32,811,288

Italy — 3.3%
Assicurazioni Generali SpA	1,051,275	18,450,130
Atlantia SpA	450,530	10,670,064
Enel SpA	7,466,157	45,114,025
Eni SpA	2,308,199	39,214,312
Intesa Sanpaolo SpA	13,458,725	30,806,111
Mediobanca Banca di Credito Finanziario SpA	574,651	5,008,673
Poste Italiane SpA(c)	489,155	4,217,463
Snam SpA	2,121,507	10,151,124
Telecom Italia SpA/Milano(b)(d)	10,616,145	5,920,205
Tenaris SA	207,656	2,612,683
Terna Rete Elettrica Nazionale SpA	1,353,613	8,343,805
UniCredit SpA	1,853,819	21,458,828

		201,967,423

Japan — 24.8%
Aeon Co. Ltd.	187,000	3,794,813
AEON Financial Service Co. Ltd.	116,300	2,251,623
AGC Inc./Japan	158,500	5,366,834
Aisin Seiki Co. Ltd.	144,600	5,700,028
Alfresa Holdings Corp.	51,900	1,429,241
Amada Holdings Co. Ltd.	299,400	3,004,179
Aozora Bank Ltd.	113,500	3,493,752
Asics Corp.	59,800	862,685
Bandai Namco Holdings Inc.	63,400	2,793,375
Bank of Kyoto Ltd. (The)	48,200	2,048,378
Benesse Holdings Inc.	61,800	1,613,285
Bridgestone Corp.	568,500	21,877,038
Brother Industries Ltd.	187,000	3,147,882
Canon Inc.	907,400	25,963,830
Central Japan Railway Co.	129,200	27,886,686
Chiba Bank Ltd. (The)	546,100	3,321,862
Chubu Electric Power Co. Inc.	301,500	4,763,661
Chugoku Electric Power Co. Inc. (The)	235,200	3,213,658
Concordia Financial Group Ltd.	1,008,800	4,152,737
Credit Saison Co. Ltd.	150,000	1,970,964
Dai Nippon Printing Co. Ltd.	222,700	5,148,518
Daicel Corp.	243,000	2,545,438
Dai-ichi Life Holdings Inc.	974,900	15,761,615
Daiichi Sankyo Co. Ltd.	264,700	9,162,225
Daiwa House Industry Co. Ltd.	523,700	16,972,249
Daiwa House REIT Investment Corp.	1,557	3,665,381
Daiwa Securities Group Inc.	1,471,400	7,325,228
DeNA Co. Ltd.	93,400	1,647,781
Denso Corp.	412,100	18,887,759
Dentsu Inc.	95,100	4,509,014
Electric Power Development Co. Ltd.	143,920	3,593,041
FANUC Corp.	169,100	28,527,759
Fuji Electric Co. Ltd.	108,700	3,345,998
Fukuoka Financial Group Inc.	125,600	2,770,979
Hankyu Hanshin Holdings Inc.	116,300	4,146,320
Hirose Electric Co. Ltd.	31,790	3,405,967
Hisamitsu Pharmaceutical Co. Inc.	31,700	1,616,604
Hitachi Chemical Co. Ltd.	60,200	989,043
Hitachi Ltd.	878,400	27,547,360
Hitachi Metals Ltd.	186,000	2,083,378

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Honda Motor Co. Ltd.	1,485,200	$44,339,013
Idemitsu Kosan Co. Ltd.	126,800	4,468,235
IHI Corp.	41,600	1,313,020
Iida Group Holdings Co. Ltd.	116,700	2,124,255
Inpex Corp.	938,300	9,013,991
Isetan Mitsukoshi Holdings Ltd.	152,900	1,570,727
Isuzu Motors Ltd.	325,600	4,834,784
ITOCHU Corp.	1,282,900	23,476,021
J Front Retailing Co. Ltd.	212,000	2,427,198
Japan Airlines Co. Ltd.	113,500	4,134,099
Japan Post Bank Co. Ltd.	356,700	4,152,705
Japan Post Holdings Co. Ltd.	1,429,300	17,559,258
Japan Prime Realty Investment Corp.	831	3,386,461
Japan Real Estate Investment Corp.	1,268	7,433,465
Japan Retail Fund Investment Corp.	2,337	4,788,670
Japan Tobacco Inc.	1,001,100	25,296,563
JFE Holdings Inc.	447,000	7,863,471
JSR Corp.	174,300	2,812,375
JTEKT Corp.	187,000	2,421,051
JXTG Holdings Inc.	2,941,950	16,041,102
Kajima Corp.	410,500	5,831,416
Kamigumi Co. Ltd.	94,200	2,084,293
Kansai Electric Power Co. Inc. (The)	640,900	9,740,408
Kawasaki Heavy Industries Ltd.	93,500	2,349,743
KDDI Corp.	1,606,300	40,190,709
Kintetsu Group Holdings Co. Ltd.	63,400	2,764,247
Kobe Steel Ltd.	287,100	2,295,112
Konica Minolta Inc.	417,100	4,189,013
Kubota Corp.	336,700	5,302,801
Kuraray Co. Ltd.	274,000	4,207,057
Kyushu Railway Co.	146,800	5,004,392
LIXIL Group Corp.	238,300	3,494,687
Marubeni Corp.	1,433,000	11,147,457
Marui Group Co. Ltd.	53,300	1,080,399
Maruichi Steel Tube Ltd.	52,700	1,690,003
Mazda Motor Corp.	518,100	5,708,002
Mebuki Financial Group Inc.	813,420	2,279,639
Medipal Holdings Corp.	150,000	3,459,524
Mitsubishi Chemical Holdings Corp.	1,168,800	10,021,201
Mitsubishi Corp.	1,232,700	36,030,678
Mitsubishi Electric Corp.	1,659,100	20,816,880
Mitsubishi Estate Co. Ltd.	365,100	6,456,262
Mitsubishi Gas Chemical Co. Inc.	154,400	2,433,116
Mitsubishi Heavy Industries Ltd.	289,100	11,165,003
Mitsubishi Materials Corp.	93,400	2,669,062
Mitsubishi Motors Corp.	612,200	3,785,818
Mitsubishi Tanabe Pharma Corp.	218,300	3,412,003
Mitsubishi UFJ Financial Group Inc.	10,673,600	57,237,094
Mitsubishi UFJ Lease & Finance Co. Ltd.	384,100	1,962,323
Mitsui & Co. Ltd.	1,491,900	24,298,380
Mitsui Chemicals Inc.	176,000	4,405,256
Mitsui Fudosan Co. Ltd.	531,300	12,873,639
Mitsui OSK Lines Ltd.	99,100	2,469,532
Mizuho Financial Group Inc.	21,818,700	35,966,873
MS&AD Insurance Group Holdings Inc.	271,808	8,077,066
Nagoya Railroad Co. Ltd.	52,800	1,397,262
NEC Corp.	233,000	7,814,481
NGK Insulators Ltd.	153,800	2,360,066
NH Foods Ltd.	90,700	3,583,663
Nippon Building Fund Inc.	1,268	8,202,444

Security	Shares	Value

Japan (continued)
Nippon Electric Glass Co. Ltd.	95,800	$2,658,421
Nippon Prologis REIT Inc.	1,500	3,273,454
Nippon Steel & Sumitomo Metal Corp.	719,500	13,288,569
Nippon Telegraph & Telephone Corp.	634,000	27,211,376
Nippon Yusen KK	124,400	2,078,096
Nissan Motor Co. Ltd.	2,112,300	17,988,419
Nisshin Seifun Group Inc.	52,130	1,049,498
Nomura Holdings Inc.	3,134,400	12,727,110
Nomura Real Estate Holdings Inc.	113,500	2,203,671
Nomura Real Estate Master Fund Inc.	3,349	4,797,474
NSK Ltd.	334,400	3,253,970
NTT DOCOMO Inc.	1,200,400	28,738,787
Obayashi Corp.	604,800	5,740,682
ORIX Corp.	1,204,800	18,155,582
Osaka Gas Co. Ltd.	321,300	6,338,612
Otsuka Holdings Co. Ltd.	187,800	7,684,218
Resona Holdings Inc.	1,881,400	9,506,403
Ricoh Co. Ltd.	602,000	6,405,550
Rinnai Corp.	5,800	383,718
Sankyo Co. Ltd.	52,700	2,038,657
SBI Holdings Inc./Japan	88,800	1,891,376
Secom Co. Ltd.	63,400	5,301,878
Seiko Epson Corp.	268,800	4,268,000
Sekisui House Ltd.	548,700	8,197,980
Seven Bank Ltd.	269,000	800,845
Shimamura Co. Ltd.	31,700	2,740,945
Shimizu Corp.	307,400	2,612,745
Shinsei Bank Ltd.	146,800	1,985,570
Shizuoka Bank Ltd. (The)	386,700	3,240,562
Showa Shell Sekiyu KK	173,300	2,579,675
Sompo Holdings Inc.	103,400	3,882,132
Sony Financial Holdings Inc.	119,100	2,257,680
Subaru Corp.	573,400	13,445,895
Sumitomo Chemical Co. Ltd.	1,341,100	6,974,755
Sumitomo Corp.	1,019,300	15,748,901
Sumitomo Electric Industries Ltd.	693,300	9,851,957
Sumitomo Heavy Industries Ltd.	95,100	3,211,362
Sumitomo Metal Mining Co. Ltd.	218,300	6,290,442
Sumitomo Mitsui Financial Group Inc.	1,220,700	45,371,051
Sumitomo Mitsui Trust Holdings Inc.	312,205	11,839,291
Sumitomo Rubber Industries Ltd.	150,000	2,079,849
Suzuken Co. Ltd./Aichi Japan	32,360	1,694,864
T&D Holdings Inc.	519,200	6,423,806
Taiheiyo Cement Corp.	113,500	3,879,629
Taisho Pharmaceutical Holdings Co. Ltd.	23,500	2,377,423
Takashimaya Co. Ltd.	130,700	1,772,610
Takeda Pharmaceutical Co. Ltd.	1,350,869	54,479,133
Teijin Ltd.	153,700	2,652,289
THK Co. Ltd.	28,900	684,327
Tobu Railway Co. Ltd.	63,400	1,788,459
Toho Gas Co. Ltd.	39,300	1,680,984
Tohoku Electric Power Co. Inc.	365,200	4,939,579
Tokio Marine Holdings Inc.	607,500	29,652,118
Tokyo Electric Power Co. Holdings Inc.(b)	1,290,700	7,934,194
Tokyo Gas Co. Ltd.	352,200	9,250,792
Tokyu Corp.	163,900	2,801,194
Tokyu Fudosan Holdings Corp.	530,000	2,883,029
Toppan Printing Co. Ltd.	219,800	3,597,021
Toshiba Corp.	605,300	19,105,077
Tosoh Corp.	243,300	3,449,526

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TOTO Ltd.	41,700	$1,615,046
Toyo Suisan Kaisha Ltd.	55,400	1,987,843
Toyoda Gosei Co. Ltd.	52,700	1,148,137
Toyota Industries Corp.	129,300	6,380,051
Toyota Motor Corp.	2,070,316	126,981,157
Toyota Tsusho Corp.	190,200	6,046,972
United Urban Investment Corp.	2,377	3,793,852
USS Co. Ltd.	59,800	1,046,211
Yahoo Japan Corp.	1,295,800	3,488,646
Yamada Denki Co. Ltd.	568,900	2,801,897
Yamaguchi Financial Group Inc.	172,500	1,754,640
Yamaha Corp.	37,500	1,640,173
Yamaha Motor Co. Ltd.	245,200	5,240,606
Yokohama Rubber Co. Ltd. (The)	91,500	1,937,113

		1,519,025,192
Netherlands — 2.1%
ABN AMRO Group NV, CVA(c)	392,302	9,777,188
Aegon NV	1,650,309	8,487,323
AerCap Holdings NV(b)(d)	114,188	5,396,525
Akzo Nobel NV	131,014	11,329,016
ArcelorMittal	610,459	14,146,010
EXOR NV	93,916	6,013,224
ING Groep NV	3,541,081	41,899,841
Koninklijke Philips NV	307,190	12,111,386
NN Group NV	280,126	11,867,212
Randstad NV	105,955	5,119,650

		126,147,375
New Zealand — 0.3%
Auckland International Airport Ltd.	684,618	3,490,156
Fletcher Building Ltd.(b)	790,298	2,740,754
Meridian Energy Ltd.	1,327,333	3,240,647
Ryman Healthcare Ltd.	65,592	476,783
Spark New Zealand Ltd.	1,670,380	4,698,024

		14,646,364
Norway — 0.8%
DNB ASA	876,740	15,544,740
Equinor ASA	1,070,984	24,513,055
Gjensidige Forsikring ASA	184,025	3,174,314
Norsk Hydro ASA	791,669	3,657,833

		46,889,942
Portugal — 0.2%
EDP - Energias de Portugal SA	2,382,589	8,721,143
Galp Energia SGPS SA	164,034	2,568,272

		11,289,415
Singapore — 1.3%
Ascendas REIT	2,226,600	4,537,154
CapitaLand Commercial Trust	2,477,349	3,463,664
CapitaLand Mall Trust	2,195,600	3,918,819
ComfortDelGro Corp. Ltd.	868,600	1,505,104
DBS Group Holdings Ltd.	554,200	9,858,672
Golden Agri-Resources Ltd.(b)(d)	6,610,900	1,253,694
Keppel Corp. Ltd.	1,366,900	6,200,937
Oversea-Chinese Banking Corp. Ltd.	1,407,000	12,043,706
Singapore Airlines Ltd.	451,100	3,237,359
Singapore Telecommunications Ltd.	7,530,600	16,913,258
Suntec REIT(d)	1,990,800	2,857,431
United Overseas Bank Ltd.	611,200	11,449,915
UOL Group Ltd.	408,700	2,018,197

Security	Shares	Value

Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	2,222,300	$2,313,777

		81,571,687
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	239,378	9,915,738
Banco Bilbao Vizcaya Argentaria SA	6,076,695	36,048,864
Banco de Sabadell SA	5,150,140	5,905,980
Banco Santander SA	14,908,835	70,686,687
Bankia SA(d)	1,140,542	3,324,135
CaixaBank SA	2,101,911	7,954,238
Enagas SA	155,874	4,548,347
Endesa SA	298,816	7,481,561
Iberdrola SA	5,528,854	45,677,384
Iberdrola SA, New	124,878	1,031,697
International Consolidated Airlines Group SA	314,554	2,665,143
Mapfre SA	1,046,830	2,916,476
Naturgy Energy Group SA	323,341	9,034,276
Red Electrica Corp. SA	381,277	8,793,672
Repsol SA	1,275,817	22,442,134
Siemens Gamesa Renewable Energy SA(b)	153,375	2,178,757
Telefonica SA	4,249,372	36,545,171

		277,150,260
Sweden — 1.8%
Hennes & Mauritz AB, Class B	808,461	12,563,997
ICA Gruppen AB(d)	74,319	2,612,224
Industrivarden AB, Class C	132,212	2,720,303
Investor AB, Class B	407,263	17,875,502
Millicom International Cellular SA, SDR(b)	37,666	2,356,402
Skandinaviska Enskilda Banken AB, Class A	1,507,035	15,791,198
Skanska AB, Class B	330,775	5,782,096
Svenska Handelsbanken AB, Class A	1,390,105	15,088,376
Swedbank AB, Class A	837,772	18,992,184
Tele2 AB, Class B	220,012	2,745,514
Telia Co. AB	2,502,348	10,891,980

		107,419,776
Switzerland — 4.6%
Adecco Group AG, Registered	140,162	7,025,760
Baloise Holding AG, Registered	44,430	6,883,269
Credit Suisse Group AG, Registered	827,387	10,020,214
LafargeHolcim Ltd., Registered	442,533	20,799,631
Novartis AG, Registered	996,236	86,860,613
Pargesa Holding SA, Bearer	33,436	2,640,571
Swatch Group AG (The), Registered	48,472	2,701,846
Swiss Life Holding AG, Registered	30,925	12,758,394
Swiss Prime Site AG, Registered	71,757	6,086,434
Swiss Re AG	276,989	26,573,746
Swisscom AG, Registered	23,324	11,190,630
UBS Group AG, Registered	3,486,764	45,161,695
Zurich Insurance Group AG	138,049	43,372,516

		282,075,319
United Kingdom — 21.9%
3i Group PLC	879,992	9,834,848
Admiral Group PLC	165,283	4,502,801
Anglo American PLC	968,516	24,751,944
Antofagasta PLC	328,504	3,758,672
AstraZeneca PLC	403,069	29,331,616
Aviva PLC	3,570,695	19,450,573
Babcock International Group PLC	236,551	1,651,696
BAE Systems PLC	2,943,745	19,818,687
Barclays PLC	15,501,093	32,254,351

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	922,307	$6,534,559
BP PLC	11,921,686	81,564,082
British American Tobacco PLC	2,087,130	73,772,005
British Land Co. PLC (The)	864,991	6,524,447
BT Group PLC	7,755,026	23,707,939
Centrica PLC	5,119,798	9,186,321
Coca-Cola European Partners PLC(b)	69,741	3,318,277
Direct Line Insurance Group PLC	1,258,958	5,576,077
easyJet PLC	60,275	1,002,210
GlaxoSmithKline PLC	4,496,903	87,383,058
Glencore PLC	10,334,263	42,067,279
Hammerson PLC	740,755	3,623,892
HSBC Holdings PLC	18,092,659	152,058,151
Imperial Brands PLC	864,181	28,703,874
Informa PLC	1,160,557	10,326,294
Investec PLC	612,741	3,943,100
ITV PLC	3,355,504	5,707,300
J Sainsbury PLC	1,568,997	5,886,350
John Wood Group PLC	618,311	4,401,890
Kingfisher PLC	1,962,090	5,747,958
Land Securities Group PLC	688,603	7,837,180
Legal & General Group PLC	5,392,556	18,400,900
Lloyds Banking Group PLC	64,501,582	49,127,351
Marks & Spencer Group PLC	1,504,169	5,714,368
Meggitt PLC	755,787	5,128,085
Micro Focus International PLC	407,607	7,780,069
National Grid PLC	3,084,690	33,484,604
Next PLC	125,382	7,994,340
Pearson PLC	468,770	5,586,791
Persimmon PLC	282,912	8,838,721
Prudential PLC	2,334,646	45,621,348
Rio Tinto PLC	1,073,861	59,153,073
Royal Bank of Scotland Group PLC	4,416,703	13,996,177
Royal Dutch Shell PLC, Class A	4,171,466	129,611,346
Royal Dutch Shell PLC, Class B	3,417,827	106,487,317
Royal Mail PLC	838,190	2,956,063
Schroders PLC	101,015	3,469,502
Segro PLC	599,704	5,104,059
Severn Trent PLC	203,370	5,346,449
Smiths Group PLC	129,441	2,459,596
SSE PLC	927,489	14,274,768
Standard Chartered PLC	1,256,279	10,145,143
Standard Life Aberdeen PLC	2,100,329	6,952,783
Taylor Wimpey PLC	3,030,773	6,584,251
United Utilities Group PLC	627,155	6,854,027
Vodafone Group PLC	24,238,580	44,185,742
Wm Morrison Supermarkets PLC	1,404,013	4,326,385
WPP PLC	1,168,742	13,372,496

		1,337,183,185

Total Common Stocks — 98.8% (Cost: $6,433,525,912)		6,040,901,395

Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	48,860	$3,613,350
Porsche Automobil Holding SE, Preference Shares, NVS	137,583	8,966,990
Volkswagen AG, Preference Shares, NVS	171,283	29,209,567

		41,789,907

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,539,052	2,714,555

Total Preferred Stocks — 0.7% (Cost: $47,106,312)		44,504,462

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(b)	243,153	133,783

Total Rights — 0.0% (Cost: $124,360)		133,783

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	15,981,127	15,985,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	1,950,425	1,950,425

		17,936,347

Total Short-Term Investments — 0.3% (Cost: $17,933,084)		17,936,347

Total Investments in Securities — 99.8% (Cost: $6,498,689,668)		6,103,475,987

Other Assets, Less Liabilities — 0.2%		13,046,888

Net Assets — 100.0%		$6,116,522,875

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,526,499	(5,545,372)	15,981,127	$15,985,922	$307,176	(b)	$(1,491)	$568
BlackRock Cash Funds: Treasury, SL Agency Shares	4,481,065	(2,530,640)	1,950,425	1,950,425	49,184		—	—

				$17,936,347	$356,360		$(1,491)	$568

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	301	03/15/19	$10,886	$432,802
FTSE 100 Index	117	03/15/19	10,624	226,285
TOPIX Index	56	03/07/19	8,068	268,113

				$927,200

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$927,200

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,172,122)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$429,717

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,468,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI EAFE Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,039,869,669	$1,031,697	$29	$6,040,901,395
Preferred Stocks	44,504,462	—	—	44,504,462
Rights	133,783	—	—	133,783
Money Market Funds	17,936,347	—	—	17,936,347

	$6,102,444,261	$1,031,697	$29	$6,103,475,987

Derivative financial instruments(a)
Assets
Futures Contracts	$927,200	$—	$—	$927,200

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,747,319,141	$6,085,539,640
Affiliated(c)	17,200,668	17,936,347
Foreign currency, at value(d)	3,037,540	14,503,057
Foreign currency pledged:
Futures contracts(e)	599,106	1,486,655
Receivables:
Investments sold	6,837,426	—
Securities lending income — Affiliated	26,102	67,283
Variation margin on futures contracts	48,781	124,717
Dividends	3,647,075	8,501,505
Tax reclaims	2,866,905	5,303,831
Foreign withholding tax claims	347,830	1,024,358

Total assets	3,781,930,574	6,134,487,393

LIABILITIES
Collateral on securities loaned, at value	15,984,231	15,982,207
Payables:
Investments purchased	17,074	—
Capital shares redeemed	3,730,416	47
Investment advisory fees	1,268,964	1,972,020
Professional fees	3,478	10,244

Total liabilities	21,004,163	17,964,518

NET ASSETS	$3,760,926,411	$6,116,522,875

NET ASSETS CONSIST OF:
Paid-in capital	$3,824,796,696	$6,729,253,645
Accumulated loss	(63,870,285)	(612,730,770)

NET ASSETS	$3,760,926,411	$6,116,522,875

Shares outstanding	51,200,000	126,800,000

Net asset value	$73.46	$48.24

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$15,371,063	$15,350,301
(b) Investments, at cost — Unaffiliated	$3,520,583,960	$6,480,756,584
(c) Investments, at cost — Affiliated	$17,196,575	$17,933,084
(d) Foreign currency, at cost	$3,013,044	$14,431,689
(e) Foreign currency collateral pledged, at cost	$594,611	$1,464,014

See notes to financial statements

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,662,389	$91,922,662
Dividends — Affiliated	23,044	49,184
Securities lending income — Affiliated — net	162,811	307,176
Foreign taxes withheld	(1,953,832)	(4,947,948)

Total investment income	24,894,412	87,331,074

EXPENSES
Investment advisory fees	7,151,684	11,015,276
Professional fees	959	1,982

Total expenses	7,152,643	11,017,258

Net investment income	17,741,769	76,313,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(67,901,624)	(24,466,738)
Investments — Affiliated	1,125	(1,491)
In-kind redemptions — Unaffiliated	65,729,069	16,635,948
Futures contracts	(2,477,434)	(4,172,122)
Foreign currency transactions	(170,234)	(350,209)

Net realized loss	(4,819,098)	(12,354,612)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(312,375,570)	(478,696,373)
Investments — Affiliated	1,307	568
Futures contracts	339,333	429,717
Foreign currency translations	36,000	385,189

Net change in unrealized appreciation (depreciation)	(311,998,930)	(477,880,899)

Net realized and unrealized loss	(316,818,028)	(490,235,511)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(299,076,259)	$(413,921,695)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,741,769	$61,052,705	$76,313,816	$228,294,115
Net realized gain (loss)	(4,819,098)	241,645,607	(12,354,612)	304,202,608
Net change in unrealized appreciation (depreciation)	(311,998,930)	(30,087,440)	(477,880,899)	(313,727,932)

Net increase (decrease) in net assets resulting from operations	(299,076,259)	272,610,872	(413,921,695)	218,768,791

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,930,099)	(61,676,850)	(77,476,954)	(237,635,990)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	564,556,396	260,024,918	1,046,150,094	283,763,172

NET ASSETS(a)
Total increase in net assets	244,550,038	470,958,940	554,751,445	264,895,973
Beginning of period	3,516,376,373	3,045,417,433	5,561,771,430	5,296,875,457

End of period	$3,760,926,411	$3,516,376,373	$6,116,522,875	$5,561,771,430

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$80.65		$75.38	$68.12		$71.43	$70.68	$64.49

Net investment income(a)	0.37		1.41	1.24	(b)	1.32	1.40	1.45
Net realized and unrealized gain (loss)(c)	(7.15)		5.19	7.30		(3.36)	0.72	6.28

Net increase (decrease) from investment operations	(6.78)		6.60	8.54		(2.04)	2.12	7.73

Distributions
From net investment income	(0.41)		(1.33)	(1.28)		(1.27)	(1.37)	(1.54)

Total distributions	(0.41)		(1.33)	(1.28)		(1.27)	(1.37)	(1.54)

Net asset value, end of period	$73.46		$80.65	$75.38		$68.12	$71.43	$70.68

Total Return
Based on net asset value	(8.38	)%(d)	8.79%	12.66	%(b)	(2.78)%	3.06%	11.99%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(e)	N/A	0.40%		N/A	N/A	N/A

Net investment income	0.98	%(e)	1.77%	1.80	%(b)	2.01%	2.01%	2.08%

Supplemental Data
Net assets, end of period (000)	$3,760,926		$3,516,376	$3,045,417		$2,370,601	$2,028,615	$1,696,271

Portfolio turnover rate(f)	13	%(d)	22%	30%		26%	25%	27%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$52.87		$53.18	$44.86		$53.12	$57.41	$51.00

Net investment income(a)	0.66		2.05	1.81	(b)	1.71	1.83	2.66
Net realized and unrealized gain (loss)(c)	(4.65)		(0.15)	8.17		(8.42)	(4.25)	6.26

Net increase (decrease) from investment operations	(3.99)		1.90	9.98		(6.71)	(2.42)	8.92

Distributions
From net investment income	(0.64)		(2.21)	(1.66)		(1.55)	(1.87)	(2.51)

Total distributions	(0.64)		(2.21)	(1.66)		(1.55)	(1.87)	(2.51)

Net asset value, end of period	$48.24		$52.87	$53.18		$44.86	$53.12	$57.41

Total Return
Based on net asset value	(7.48	)%(d)	3.63%	22.49	%(b)	(12.59)%	(4.16)%	17.56%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.38%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(e)	N/A	0.40%		N/A	N/A	N/A

Net investment income	2.68	%(e)	3.75%	3.70	%(b)	3.72%	3.40%	4.72%

Supplemental Data
Net assets, end of period (000)	$6,116,523		$5,561,771	$5,296,875		$2,907,203	$2,953,420	$2,755,526

Portfolio turnover rate(f)	11	%(d)	22%	28%		26%	25%	29%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI EAFE Growth
Barclays Capital Inc.	$83,107	$83,107		$—	$—
BNP Paribas Prime Brokerage International Ltd.	185,895	185,825		—	(70	)(b)
Citigroup Global Markets Inc.	294,167	294,167		—	—
Credit Suisse Securities (USA) LLC	963,379	963,379		—	—
Goldman Sachs & Co.	4,711,546	4,711,546		—	—
JPMorgan Securities LLC	4,586,801	4,586,801		—	—
Merrill Lynch, Pierce, Fenner & Smith	136,083	136,083		—	—
Morgan Stanley & Co. LLC	710,023	710,023		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,113,917	3,113,917		—	—
UBS AG	586,145	586,145		—	—

	$15,371,063	$15,370,993		$—	$(70)

MSCI EAFE Value
Citigroup Global Markets Inc.	$64,609	$64,609		$—	$—
Credit Suisse Securities (USA) LLC	615,800	615,800		—	—
Goldman Sachs & Co.	4,620,501	4,620,501		—	—
JPMorgan Securities LLC	4,568,835	4,568,835		—	—
Macquarie Bank Limited	540,687	540,687		—	—
Merrill Lynch, Pierce, Fenner & Smith	706,884	706,884		—	—
Morgan Stanley & Co. LLC	3,893,810	3,893,810		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	339,175	339,175		—	—

	$15,350,301	$15,350,301		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion	0.3258

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion	0.3096

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$34,335
MSCI EAFE Value	61,957

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$286,931,956	$282,428,398
MSCI EAFE Value	298,274,865	263,230,008

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$495,937,101	$479,658,603
MSCI EAFE Value	719,600,966	606,798,313

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$740,646,909	$194,550,189
MSCI EAFE Value	1,066,845,983	127,990,891

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI EAFE Growth	$174,397,286	$90,854,597	$265,251,883
MSCI EAFE Value	14,820,143	84,394,874	99,215,017

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$3,556,869,851	$384,187,990	$(176,114,432)	$208,073,558
MSCI EAFE Value	6,619,131,996	241,292,202	(756,021,011)	(514,728,809)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Growth
Shares sold	10,400,000	$765,650,095	10,800,000	$867,737,714
Shares redeemed	(2,800,000)	(201,093,699)	(7,600,000)	(607,712,796)

Net increase	7,600,000	$564,556,396	3,200,000	$260,024,918

MSCI EAFE Value
Shares sold	24,400,000	$1,178,686,696	31,200,000	$1,680,744,586
Shares redeemed	(2,800,000)	(132,536,602)	(25,600,000)	(1,396,981,414)

Net increase	21,600,000	$1,046,150,094	5,600,000	$283,763,172

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. FOREIGN WITHHOLDING TAX CLAIMS

The Funds have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13. REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI EAFE Growth	$61,676,850
MSCI EAFE Value	237,635,990

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI EAFE Growth	$(580,329)
MSCI EAFE Value	2,305,890

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI EAFE Growth(a)	$0.289426	$—	$0.119365	$0.408791	71%	—%	29%		100%
MSCI EAFE Value(a)	0.632535	—	0.002522	0.635057	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares China Large-Cap ETF | FXI | NYSE Arca

▶  iShares MSCI China A ETF | CNYA | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.04%	(16.86)%	6.77%	7.69%	(16.86)%	38.75%	109.76%
Fund Market	0.05	(16.03)	7.28	8.05	(16.03)	42.08	116.89
Index	0.35	(16.31)	7.55	8.57	(16.31)	43.91	127.50

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(08/01/18)	(01/31/19)	the Period	(a)	(08/01/18)	(01/31/19)	the Period	(a)	Ratio
$ 1,000.00	$ 1,000.40	$ 3.73		$ 1,000.00	$ 1,021.50	$ 3.77		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	46.5%
Communication Services	20.4
Energy	11.4
Real Estate	9.4
Consumer Discretionary	4.9
Industrials	4.9
Materials	1.2
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Tencent Holdings Ltd.	9.5%
China Construction Bank Corp., Class H	9.3
Industrial & Commercial Bank of China Ltd., Class H	7.5
China Mobile Ltd.	6.9
Ping An Insurance Group Co. of China Ltd., Class H	6.0
Bank of China Ltd., Class H	4.7
CNOOC Ltd.	3.9
China Petroleum & Chemical Corp., Class H	3.5
China Life Insurance Co. Ltd., Class H	3.3
China Merchants Bank Co. Ltd., Class H	3.0

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(5.69)%	(25.84)%	3.24%	(25.84)%	8.76%
Fund Market	(6.67)	(25.57)	3.68	(25.57)	10.00
Index(a)	(5.79)	(28.04)	0.69	(28.04)	1.82
MSCI China A International Index	(7.51)	(30.36)	(0.56)	(30.36)	(1.47)
MSCI China A Inclusion Index(b)	(5.79)	(28.67)	N/A	(28.67)	N/A

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

(a)

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index, which, effective as of April 26, 2018, replaced the MSCI China A International Index as the underlying index of the Fund.

(b)	The inception date of the MSCI China A Inclusion Index was October 23, 2017. The cumulative total return of this index for the period October 23, 2017 through January 31, 2019 was - 18.73%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(08/01/18)	(01/31/19)	the Period	(a)	(08/01/18)	(01/31/19)	the Period	(a)	Ratio
$ 1,000.00	$ 943.10	$ 1.18		$ 1,000.00	$ 1,024.00	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	35.0%
Industrials	13.1
Consumer Staples	11.7
Consumer Discretionary	8.8
Information Technology	6.6
Real Estate	5.7
Materials	5.6
Health Care	4.9
Utilities	3.7
Energy	2.8
Communication Services	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Kweichow Moutai Co. Ltd., Class A	5.2%
Ping An Insurance Group Co. of China Ltd., Class A	4.1
China Merchants Bank Co. Ltd., Class A	3.6
Industrial Bank Co. Ltd., Class A	2.0
Shanghai Pudong Development Bank Co. Ltd., Class A	1.9
Industrial & Commercial Bank of China Ltd., Class A	1.8
Midea Group Co. Ltd., Class A	1.7
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1.7
Agricultural Bank of China Ltd., Class A	1.7
China Vanke Co. Ltd., Class A	1.6

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) January 31, 2019	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Air China Ltd., Class H	20,132,000	$19,960,870

Automobiles — 2.8%
BYD Co. Ltd., Class H(a)	7,585,000	44,514,159
Geely Automobile Holdings Ltd.	53,449,000	90,322,523
Guangzhou Automobile Group Co. Ltd., Class H	34,248,800	37,012,989

		171,849,671

Banks — 30.9%
Agricultural Bank of China Ltd., Class H	339,759,000	159,775,538
Bank of China Ltd., Class H	618,585,000	285,378,274
Bank of Communications Co. Ltd., Class H	86,091,200	72,961,433
China CITIC Bank Corp. Ltd., Class H	91,360,000	59,147,004
China Construction Bank Corp., Class H	635,875,320	568,071,418
China Everbright Bank Co. Ltd., Class H	34,265,000	16,462,851
China Merchants Bank Co. Ltd., Class H	41,827,938	182,307,910
China Minsheng Banking Corp. Ltd., Class H	70,442,100	53,773,966
Industrial & Commercial Bank of China Ltd., Class H	598,325,995	462,086,677
Postal Savings Bank of China Co. Ltd., Class H(b)	64,750,000	36,308,257

		1,896,273,328

Capital Markets — 2.1%
CITIC Securities Co. Ltd., Class H	25,182,500	51,156,416
GF Securities Co. Ltd., Class H	17,074,000	24,370,601
Guotai Junan Securities Co. Ltd., Class H(b)	9,230,000	19,667,580
Huatai Securities Co. Ltd., Class H(b)	19,000,800	35,402,360

		130,596,957

Construction & Engineering —1.9%
China Communications Construction Co. Ltd., Class H	48,938,000	48,958,581
China Railway Construction Corp. Ltd., Class H	20,863,500	28,928,706
China Railway Group Ltd., Class H	42,277,000	39,439,209

		117,326,496

Construction Materials — 1.2%
Anhui Conch Cement Co. Ltd., Class H	13,076,000	70,656,760

Diversified Telecommunication Services — 3.9%
China Telecom Corp. Ltd., Class H	153,416,000	82,899,033
China Tower Corp. Ltd., Class H(b)(c)	387,142,000	82,888,164
China Unicom Hong Kong Ltd.	65,370,000	74,561,472

		240,348,669

Gas Utilities — 0.9%
China Gas Holdings Ltd.	17,769,800	56,502,289

Industrial Conglomerates — 2.0%
CITIC Ltd.	54,243,000	81,986,310
Fosun International Ltd.	24,886,000	37,106,835

		119,093,145

Insurance — 13.4%
China Life Insurance Co. Ltd., Class H	82,248,000	202,719,145
China Pacific Insurance Group Co. Ltd., Class H	28,525,200	99,789,305
New China Life Insurance Co. Ltd., Class H	9,643,600	40,802,824
People’s Insurance Co. Group of China Ltd. (The), Class H	90,655,000	37,432,577
PICC Property & Casualty Co. Ltd., Class H	74,369,550	76,675,502
Ping An Insurance Group Co. of China Ltd., Class H	37,737,000	365,024,571

		822,443,924

Interactive Media & Services — 9.6%
Tencent Holdings Ltd.	13,261,100	584,747,805

Security	Shares	Value

Internet & Direct Marketing Retail — 0.6%
Meituan Dianping, Class B(a)(c)	5,421,400	$36,825,751

Machinery — 0.7%
CRRC Corp. Ltd., Class H	44,494,450	44,683,276

Oil, Gas & Consumable Fuels — 11.4%
China Petroleum & Chemical Corp., Class H	259,540,600	217,311,958
China Shenhua Energy Co. Ltd., Class H	37,565,000	94,789,784
CNOOC Ltd.	143,915,000	240,631,705
PetroChina Co. Ltd., Class H	229,990,000	148,310,679

		701,044,126

Real Estate Management & Development — 9.4%
China Evergrande Group(a)	23,859,000	74,647,744
China Overseas Land & Investment Ltd.	42,384,000	159,344,438
China Resources Land Ltd.	29,571,333	114,943,308
China Vanke Co. Ltd., Class H	14,534,300	58,532,106
Country Garden Holdings Co. Ltd.(a)	81,596,000	115,218,331
Longfor Group Holdings Ltd.	17,753,500	54,866,680

		577,552,607

Technology Hardware, Storage & Peripherals — 0.5%
Xiaomi Corp., Class B(a)(b)(c)	21,294,800	26,704,326

Textiles, Apparel & Luxury Goods — 1.5%
Shenzhou International Group Holdings Ltd.	7,936,000	93,400,997

Wireless Telecommunication Services — 6.9%
China Mobile Ltd.	40,224,500	421,894,091

Total Common Stocks — 100.0% (Cost: $5,852,014,571)		6,131,905,088

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	164,792,924	164,842,362
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	3,618,174	3,618,174

		168,460,536

Total Short-Term Investments — 2.7% (Cost: $168,425,100)		168,460,536

Total Investments in Securities — 102.7% (Cost: $6,020,439,671)		6,300,365,624

Other Assets, Less Liabilities — (2.7)%		(167,426,529)

Net Assets — 100.0%		$6,132,939,095

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	116,024,563	48,768,361	164,792,924	$164,842,362	$3,404,907	(b)	$(3,520)	$12,851
BlackRock Cash Funds: Treasury, SL Agency Shares	2,587,512	1,030,662	3,618,174	3,618,174	65,893		—	—

				$168,460,536	$3,470,800		$(3,520)	$12,851

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	4	02/27/19	$283	$6,175

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$6,175

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss)from:
Futures contracts	$(1,988,006)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$389,189

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,760,350

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® China Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,131,905,088	$—	$—	$6,131,905,088
Money Market Funds	168,460,536	—	—	168,460,536

	$6,300,365,624	$—	$—	$6,300,365,624

Derivative financial instruments(a)
Assets
Futures Contracts	$6,175	$—	$—	$6,175

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AECC Aviation Power Co. Ltd., Class A	62,700	$205,641
AVIC Aircraft Co. Ltd., Class A	79,800	165,244
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	28,500	125,254
China Avionics Systems Co. Ltd., Class A	39,900	79,767
China Spacesat Co. Ltd., Class A	34,200	90,754

		666,660

Air Freight & Logistics — 0.2%
SF Holding Co. Ltd., Class A	34,200	152,497

Airlines — 1.0%
Air China Ltd., Class A	131,100	160,460
China Eastern Airlines Corp. Ltd., Class A	233,700	175,245
China Southern Airlines Co. Ltd., Class A	239,400	254,111
Spring Airlines Co. Ltd., Class A	22,804	109,196

		699,012

Auto Components — 1.2%
China Shipbuilding Industry Group Power Co. Ltd., Class A	51,300	168,940
Fuyao Glass Industry Group Co. Ltd., Class A	57,000	197,654
Huayu Automotive Systems Co. Ltd., Class A	91,200	274,777
Shandong Linglong Tyre Co. Ltd., Class A	28,500	61,522
Wanxiang Qianchao Co. Ltd., Class A	85,500	67,428
Weifu High-Technology Group Co. Ltd., Class A	22,800	64,310

		834,631

Automobiles — 2.1%
BYD Co. Ltd., Class A	51,300	355,012
Chongqing Changan Automobile Co. Ltd., Class A	114,000	127,803
Guangzhou Automobile Group Co. Ltd., Class A	57,040	87,671
SAIC Motor Corp. Ltd., Class A	222,300	881,538

		1,452,024

Banks — 21.3%
Agricultural Bank of China Ltd., Class A	2,103,300	1,166,444
Bank of Beijing Co. Ltd., Class A	598,500	532,670
Bank of China Ltd., Class A	1,385,100	759,887
Bank of Communications Co. Ltd., Class A	1,105,800	1,030,330
Bank of Guiyang Co. Ltd., Class A	68,400	112,780
Bank of Hangzhou Co. Ltd., Class A	142,560	165,347
Bank of Jiangsu Co. Ltd., Class A	330,600	306,065
Bank of Nanjing Co. Ltd., Class A	239,400	249,115
Bank of Ningbo Co. Ltd., Class A	142,500	370,706
Bank of Shanghai Co. Ltd., Class A	307,840	528,227
China CITIC Bank Corp. Ltd., Class A	165,300	140,958
China Construction Bank Corp., Class A	267,900	282,366
China Everbright Bank Co. Ltd., Class A	1,122,900	684,675
China Merchants Bank Co. Ltd., Class A	581,350	2,531,565
China Minsheng Banking Corp. Ltd., Class A	1,003,280	889,937
Huaxia Bank Co. Ltd., Class A	364,800	411,690
Industrial & Commercial Bank of China Ltd., Class A	1,521,900	1,284,170
Industrial Bank Co. Ltd., Class A	587,100	1,435,410
Ping An Bank Co. Ltd., Class A	484,536	801,805
Shanghai Pudong Development Bank Co. Ltd., Class A	826,500	1,322,094

		15,006,241

Beverages — 8.1%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	42,200	594,517
Kweichow Moutai Co. Ltd., Class A	35,292	3,628,218
Luzhou Laojiao Co. Ltd., Class A	39,900	253,814
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	22,866	136,150
Tsingtao Brewery Co. Ltd., Class A	22,800	128,245

Security	Shares	Value

Beverages (continued)
Wuliangye Yibin Co. Ltd., Class A	108,300	$973,567

		5,714,511

Capital Markets — 7.1%
Anxin Trust Co. Ltd., Class A	159,640	95,435
Changjiang Securities Co. Ltd., Class A	153,900	122,059
China Merchants Securities Co. Ltd., Class A	159,606	342,873
CITIC Securities Co. Ltd., Class A(a)	279,300	760,312
Dongxing Securities Co. Ltd., Class A	68,400	96,668
Everbright Securities Co. Ltd., Class A	114,000	157,715
First Capital Securities Co. Ltd., Class A	102,600	84,738
Founder Securities Co. Ltd., Class A	233,700	213,221
GF Securities Co. Ltd., Class A	165,300	312,719
Guosen Securities Co. Ltd., Class A	114,000	142,079
Guotai Junan Securities Co. Ltd., Class A	210,901	527,268
Guoyuan Securities Co. Ltd., Class A	96,900	108,055
Haitong Securities Co. Ltd., Class A	228,000	342,622
Huaan Securities Co. Ltd., Class A	108,300	78,628
Huatai Securities Co. Ltd., Class A	182,400	520,459
Industrial Securities Co. Ltd., Class A	188,160	136,889
Orient Securities Co. Ltd./China, Class A	171,023	204,224
Shanxi Securities Co. Ltd., Class A	79,800	71,737
Shenwan Hongyuan Group Co. Ltd., Class A	530,100	349,301
Sinolink Securities Co. Ltd., Class A	85,588	97,227
SooChow Securities Co. Ltd., Class A	85,500	89,607
Western Securities Co. Ltd., Class A	102,600	117,623

		4,971,459

Chemicals — 0.9%
Hengli Petrochemical Co. Ltd., Class A	62,700	119,646
Rongsheng Petro Chemical Co. Ltd., Class A	79,850	125,231
Sinopec Shanghai Petrochemical Co. Ltd., Class A	142,519	109,633
Tianqi Lithium Corp., Class A	34,200	137,151
Zhejiang Longsheng Group Co. Ltd., Class A	91,200	134,737

		626,398

Commercial Services & Supplies — 0.1%
Tus-Sound Environmental Resources Co. Ltd., Class A	45,600	62,542

Communications Equipment — 0.8%
Beijing Xinwei Technology Group Co. Ltd., Class A(a)(b)	13,008	18,597
Guangzhou Haige Communications Group Inc. Co., Class A	68,400	77,906
Hengtong Optic-Electric Co. Ltd., Class A	57,080	147,214
ZTE Corp., Class A(a)	96,900	290,507

		534,224

Construction & Engineering — 3.6%
China Communications Construction Co. Ltd., Class A	79,800	126,461
China Gezhouba Group Co. Ltd., Class A	131,100	120,589
China National Chemical Engineering Co. Ltd., Class A	136,800	110,536
China Railway Construction Corp. Ltd., Class A	324,975	488,834
China State Construction Engineering Corp. Ltd., Class A	1,179,900	1,076,506
Metallurgical Corp. of China Ltd., Class A	507,300	220,835
Power Construction Corp. of China Ltd., Class A	290,700	216,688
Shanghai Tunnel Engineering Co. Ltd., Class A	91,200	87,559
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	74,100	93,346

		2,541,354

Construction Materials — 1.0%
Anhui Conch Cement Co. Ltd., Class A	114,000	551,832
BBMG Corp., Class A	233,700	116,714

		668,546

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	45,600	$67,369

Diversified Financial Services — 0.2%
Avic Capital Co. Ltd., Class A	262,201	170,428

Electrical Equipment — 2.2%
Dongfang Electric Corp. Ltd., Class A(a)	74,100	102,294
Fangda Carbon New Material Co. Ltd., Class A	51,300	139,955
Luxshare Precision Industry Co. Ltd., Class A	114,010	278,235
NARI Technology Co. Ltd., Class A	131,100	374,275
Shanghai Electric Group Co. Ltd., Class A	228,000	167,232
TBEA Co. Ltd., Class A	108,300	113,341
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	79,847	152,961
Zhejiang Chint Electrics Co. Ltd., Class A	62,700	238,918

		1,567,211

Electronic Equipment, Instruments & Components — 3.1%
BOE Technology Group Co. Ltd., Class A	963,303	367,640
Dongxu Optoelectronic Technology Co. Ltd., Class A	165,300	101,036
GoerTek Inc., Class A	96,804	95,681
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	262,288	1,174,231
O-film Tech Co. Ltd., Class A	79,800	119,085
Tianma Microelectronics Co. Ltd., Class A	57,000	78,433
Unisplendour Corp. Ltd., Class A	17,120	78,201
Zhejiang Dahua Technology Co. Ltd., Class A	79,800	147,042

		2,161,349

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	124,068	96,919

Entertainment — 0.6%
China Film Co. Ltd., Class A	51,300	114,335
Giant Network Group Co. Ltd., Class A	39,900	114,980
Perfect World Co. Ltd./China, Class A	22,868	86,593
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	51,300	81,526

		397,434

Food & Staples Retailing — 0.5%
Yonghui Superstores Co. Ltd., Class A	267,900	321,905

Food Products — 3.1%
Beijing Dabeinong Technology Group Co. Ltd., Class A	125,400	58,701
Foshan Haitian Flavouring & Food Co. Ltd., Class A	62,750	676,350
Henan Shuanghui Investment & Development Co. Ltd., Class A	79,800	297,415
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	171,000	616,414
Muyuan Foodstuff Co. Ltd., Class A	51,300	264,232
New Hope Liuhe Co. Ltd., Class A	108,300	128,356
Tongwei Co. Ltd., Class A	108,393	165,794

		2,207,262

Health Care Providers & Services — 0.6%
Jointown Pharmaceutical Group Co. Ltd., Class A	57,012	124,091
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	85,520	194,427
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	57,009	136,832

		455,350

Hotels, Restaurants & Leisure — 1.0%
China International Travel Service Corp. Ltd., Class A	57,000	463,118
Shenzhen Overseas Chinese Town Co. Ltd., Class A	233,700	222,976

		686,094

Household Durables — 3.6%
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	85,500	532,160
Hangzhou Robam Appliances Co. Ltd., Class A	28,500	103,543

Security	Shares	Value

Household Durables (continued)
Midea Group Co. Ltd., Class A	188,053	$1,220,363
Oppein Home Group Inc., Class A	5,700	76,410
Qingdao Haier Co. Ltd., Class A	171,000	407,883
TCL Corp., Class A	404,700	165,915

		2,506,274

Independent Power and Renewable Electricity Producers — 3.6%
China National Nuclear Power Co. Ltd., Class A	302,100	242,750
China Yangtze Power Co. Ltd., Class A	410,400	1,005,229
GD Power Development Co. Ltd., Class A	564,300	201,902
Huadian Power International Corp. Ltd., Class A	228,000	145,139
Huaneng Power International Inc., Class A	136,800	130,931
Hubei Energy Group Co. Ltd., Class A	125,400	69,357
SDIC Power Holdings Co. Ltd., Class A	188,100	227,981
Shenergy Co. Ltd., Class A	131,131	98,723
Shenzhen Energy Group Co. Ltd., Class A	91,200	68,932
Sichuan Chuantou Energy Co. Ltd., Class A	125,400	170,121
Zhejiang Zheneng Electric Power Co. Ltd., Class A	262,200	175,118

		2,536,183

Insurance — 6.3%
China Life Insurance Co. Ltd., Class A	79,800	270,767
China Pacific Insurance Group Co. Ltd., Class A	176,700	811,875
Hubei Biocause Pharmaceutical Co. Ltd., Class A	119,700	99,039
New China Life Insurance Co. Ltd., Class A	57,000	357,748
Ping An Insurance Group Co. of China Ltd., Class A	307,820	2,890,143

		4,429,572

IT Services — 0.1%
DHC Software Co. Ltd., Class A	91,200	87,695

Machinery — 3.1%
China International Marine Containers Group Co. Ltd., Class A	39,815	66,123
China Shipbuilding Industry Co. Ltd., Class A	644,100	412,897
CRRC Corp. Ltd., Class A	570,000	725,692
Han’s Laser Technology Industry Group Co. Ltd., Class A	28,500	134,134
Sany Heavy Industry Co. Ltd., Class A	216,600	294,492
Weichai Power Co. Ltd., Class A	171,000	225,610
XCMG Construction Machinery Co. Ltd., Class A	222,300	108,038
Zhengzhou Yutong Bus Co. Ltd., Class A	62,700	108,149
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	182,400	101,155

		2,176,290

Marine — 0.3%
COSCO SHIPPING Development Co. Ltd., Class A(a)	233,700	80,829
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	216,600	135,621

		216,450

Media — 0.5%
China South Publishing & Media Group Co. Ltd., Class A	51,279	100,681
Chinese Universe Publishing and Media Co. Ltd., Class A	39,900	75,841
CITIC Guoan Information Industry Co. Ltd., Class A	119,700	58,888
Shanghai Oriental Pearl Group Co. Ltd., Class A	96,915	142,747

		378,157

Metals & Mining — 3.7%
Angang Steel Co. Ltd., Class A	119,700	92,793
Baoshan Iron & Steel Co. Ltd., Class A	524,447	548,074
China Molybdenum Co. Ltd., Class A	501,600	287,150
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	102,600	130,778
Hesteel Co. Ltd., Class A	302,100	138,264
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,077,300	236,088

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Jiangxi Copper Co. Ltd., Class A	57,000	$112,763
Jiangxi Ganfeng Lithium Co. Ltd., Class A	34,146	98,959
Jinduicheng Molybdenum Co. Ltd., Class A	74,100	67,275
Maanshan Iron & Steel Co. Ltd., Class A	176,700	95,096
Shandong Gold Mining Co. Ltd., Class A	51,300	234,635
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	108,300	65,066
Tongling Nonferrous Metals Group Co. Ltd., Class A	302,100	89,173
Zhejiang Huayou Cobalt Co. Ltd., Class A	22,820	89,099
Zhongjin Gold Corp. Ltd., Class A	96,900	114,556
Zijin Mining Group Co. Ltd., Class A	495,900	220,308

		2,620,077

Oil, Gas & Consumable Fuels — 2.7%
China Petroleum & Chemical Corp., Class A	723,900	618,377
China Shenhua Energy Co. Ltd., Class A	125,499	371,008
PetroChina Co. Ltd., Class A	456,000	497,618
Shaanxi Coal Industry Co. Ltd., Class A	188,100	236,113
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	85,500	88,332
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	91,200	74,235

		1,885,683

Pharmaceuticals — 4.2%
Beijing Tongrentang Co. Ltd., Class A	45,600	179,333
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	34,200	112,576
Dong-E-E-Jiao Co. Ltd., Class A	22,800	139,530
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,900	199,268
Jiangsu Hengrui Medicine Co. Ltd., Class A	102,600	903,207
Kangmei Pharmaceutical Co. Ltd., Class A	74,100	64,514
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	28,500	101,503
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	62,763	217,357
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	28,500	84,253
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,600	145,478
Tasly Pharmaceutical Group Co. Ltd., Class A	51,380	138,182
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	68,400	114,207
Yunnan Baiyao Group Co. Ltd., Class A	29,500	341,846
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,199	226,609

		2,967,863

Real Estate Management & Development — 5.8%
China Fortune Land Development Co. Ltd., Class A	85,500	347,848
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	188,100	540,369
China Vanke Co. Ltd., Class A	273,600	1,131,876
Financial Street Holdings Co. Ltd., Class A	85,566	89,931
Future Land Holdings Co. Ltd., Class A	62,700	274,251
Gemdale Corp., Class A	125,400	204,893
Greenland Holdings Corp. Ltd., Class A	228,000	217,878
Jinke Properties Group Co. Ltd., Class A	148,200	126,376
Poly Developments and Holdings Group Co. Ltd., Class A	336,300	645,747
RiseSun Real Estate Development Co. Ltd., Class A	119,700	163,816
Xinhu Zhongbao Co. Ltd., Class A	250,800	105,812
Youngor Group Co. Ltd., Class A	96,900	109,933
Zhejiang China Commodities City Group Co. Ltd., Class A	165,300	88,468

		4,047,198

Security	Shares	Value

Road & Rail — 0.9%
Daqin Railway Co. Ltd., Class A	416,100	$530,376
Guangshen Railway Co. Ltd., Class A	159,600	83,276

		613,652

Semiconductors & Semiconductor Equipment — 0.6%
LONGi Green Energy Technology Co. Ltd., Class A	79,880	264,131
Sanan Optoelectronics Co. Ltd., Class A	114,000	166,722

		430,853

Software — 1.5%
360 Security Technology Inc., Class A	37,700	110,439
Aisino Corp., Class A	51,300	186,071
Beijing Shiji Information Technology Co. Ltd., Class A	22,726	94,119
Hundsun Technologies Inc., Class A	17,100	158,998
Iflytek Co. Ltd., Class A	57,050	232,102
Shanghai 2345 Network Holding Group Co. Ltd., Class A	136,860	71,615
Yonyou Network Technology Co. Ltd., Class A	51,398	184,588

		1,037,932

Specialty Retail — 0.7%
China Grand Automotive Services Co. Ltd., Class A	159,610	102,793
Suning.com Co. Ltd., Class A	262,200	406,915

		509,708

Technology Hardware, Storage & Peripherals — 0.5%
Focus Media Information Technology Co. Ltd., Class A	347,760	282,032
Ninestar Corp., Class A	22,800	78,212

		360,244

Textiles, Apparel & Luxury Goods — 0.2%
HLA Corp. Ltd., Class A	62,700	82,630
Zhejiang Semir Garment Co. Ltd., Class A	48,700	68,319

		150,949

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	79,800	91,366

Transportation Infrastructure — 0.6%
Shanghai International Airport Co. Ltd., Class A	28,535	209,723
Shanghai International Port Group Co. Ltd., Class A	239,400	191,654

		401,377

Water Utilities — 0.1%
Beijing Capital Co. Ltd., Class A	165,300	81,815

Wireless Telecommunication Services — 1.0%
China United Network Communications Ltd., Class A	877,800	694,880

Total Common Stocks — 99.9% (Cost: $69,071,187)		70,285,638

Total Investments in Securities — 99.9% (Cost: $69,071,187)		70,285,638

Other Assets, Less Liabilities — 0.1%		99,317

Net Assets — 100.0%		$70,384,955

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® MSCI China A ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$70,267,041	$—	$18,597	$70,285,638

The following table includes a rollforward for the six months ended January 31, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks

Balance at beginning of period	285,873
Realized gain (loss) and change in unrealized appreciation/depreciation	(44,773)
Purchases	-
Sales	(195,153)
Transfers in	-
Transfers out(a)	(27,350	)(b)

Balance at end of period	18,597

Net change in unrealized appreciation/depreciation on investments still held at end of period	(11,070)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers out of Level 3 are due to resumption of trading of equity securities.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,131,905,088	$70,285,638
Affiliated(c)	168,460,536	—
Cash	—	56,095
Foreign currency, at value(d)	377,753	37,315
Foreign currency pledged:
Futures contracts(e)	20,773	—
Restricted foreign currency at value(f)	—	16,703	(g)
Receivables:
Securities lending income — Affiliated	563,710	—
Variation margin on futures contracts	5,302	—
Dividends	64,834	1,039
Prepaid expenses	—	20,218

Total assets	6,301,397,996	70,417,008

LIABILITIES
Collateral on securities loaned, at value	164,810,268	—
Payables:
Investment advisory fees	3,648,633	32,053

Total liabilities	168,458,901	32,053

NET ASSETS	$6,132,939,095	$70,384,955

NET ASSETS CONSIST OF:
Paid-in capital	$7,939,154,511	$70,988,706
Accumulated loss	(1,806,215,416)	(603,751)

NET ASSETS	$6,132,939,095	$70,384,955

Shares outstanding	143,700,000	2,850,000

Net asset value	$42.68	$24.70

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$156,699,567	$—
(b) Investments, at cost — Unaffiliated	$5,852,014,571	$69,071,187
(c) Investments, at cost — Affiliated	$168,425,100	$—
(d) Foreign currency, at cost	$377,845	$52,748
(e) Foreign currency collateral pledged, at cost	$20,820	$—
(f) Restricted foreign currency, at cost	$—	$16,574
(g) Represents foreign investor minimum settlement reserve funds required by the China Securities Depository and Clearing Corporation Limited.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares China Large-Cap ETF	iShares MSCI China A ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,422,490	$70,835
Dividends — Affiliated	65,893	—
Interest — Unaffiliated	—	206
Securities lending income — Affiliated — net	3,404,907	—
Foreign taxes withheld	(2,283,680)	(7,106)

Total investment income	34,609,610	63,935

EXPENSES
Investment advisory fees	19,237,770	129,484

Total expenses	19,237,770	129,484

Less:
Investment advisory fees waived	—	(81,675)

Total expenses after fees waived	19,237,770	47,809

Net investment income	15,371,840	16,126

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(118,112,146)	(1,350,688)
Investments — Affiliated	(3,520)	—
Futures contracts	(1,988,006)	—
Foreign currency transactions	5,310	3,810

Net realized loss	(120,098,362)	(1,346,878)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	208,292,546	2,582,523
Investments — Affiliated	12,851	—
Futures contracts	389,189	—
Foreign currency translations	(1,952)	1,784

Net change in unrealized appreciation (depreciation)	208,692,634	2,584,307

Net realized and unrealized gain	88,594,272	1,237,429

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,966,112	$1,253,555

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,371,840	$111,309,501	$16,126	$208,858
Net realized gain (loss)	(120,098,362)	(104,516,609)	(1,346,878)	2,002,998
Net change in unrealized appreciation (depreciation)	208,692,634	89,009,900	2,584,307	(3,181,542)

Net increase (decrease) in net assets resulting from operations	103,966,112	95,802,792	1,253,555	(969,686)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(63,430,869)	(128,422,872)	(1,898,262)	(121,649)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,996,333,663	782,387,665	57,500,873	4,402,700

NET ASSETS(a)
Total increase in net assets	2,036,868,906	749,767,585	56,856,166	3,311,365
Beginning of period	4,096,070,189	3,346,302,604	13,528,789	10,217,424

End of period	$6,132,939,095	$4,096,070,189	$70,384,955	$13,528,789

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$43.14		$42.57	$35.11	$40.66	$41.05	$34.46

Net investment income(a)	0.12		1.27	0.86	0.65	1.10	0.98
Net realized and unrealized gain (loss)(b)	(0.13)		0.80	7.47	(5.18)	(0.73)	6.32

Net increase (decrease) from investment operations	(0.01)		2.07	8.33	(4.53)	0.37	7.30

Distributions
From net investment income	(0.45)		(1.50)	(0.87)	(1.02)	(0.76)	(0.71)

Total distributions	(0.45)		(1.50)	(0.87)	(1.02)	(0.76)	(0.71)

Net asset value, end of period	$42.68		$43.14	$42.57	$35.11	$40.66	$41.05

Total Return
Based on net asset value	0.04	%(c)	4.73%	24.23%	(11.13)%	0.82%	21.42%

Ratios to Average Net Assets
Total expenses	0.74	%(d)	0.74%	0.74%	0.74%	0.73%	0.74%

Net investment income	0.59	%(d)	2.75%	2.26%	1.87%	2.53%	2.68%

Supplemental Data
Net assets, end of period (000)	$6,132,939		$4,096,070	$3,346,303	$3,586,773	$6,593,654	$5,425,312

Portfolio turnover rate(e)	6	%(c)	18%	15%	15%	36%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18		Year Ended 07/31/17	Period From 06/13/16 to 07/31/16	(a)

Net asset value, beginning of period	$27.06		$29.19		$25.68	$24.13

Net investment income(b)	0.01		0.56		0.30	0.28
Net realized and unrealized gain (loss)(c)	(1.60)		(2.38)		3.66	1.27

Net increase (decrease) from investment operations	(1.59)		(1.82)		3.96	1.55

Distributions
From net investment income	(0.07)		(0.31)		(0.45)	—
From net realized gain	(0.70)		—		—	—

Total distributions	(0.77)		(0.31)		(0.45)	—

Net asset value, end of period	$24.70		$27.06		$29.19	$25.68

Total Return
Based on net asset value	(5.69	)%(d)	(6.33	)%(e)	15.65%	6.47	%(d)(f)

Ratios to Average Net Assets
Total expenses	0.65	%(g)	0.65%		0.65%	0.65	%(g)

Total expenses after fees waived	0.24	%(g)	0.55%		0.65%	0.65	%(g)

Net investment income	0.08	%(g)	1.81%		1.13%	8.42	%(g)

Supplemental Data
Net assets, end of period (000)	$70,385		$13,529		$10,217	$8,989

Portfolio turnover rate(h)	11	%(d)(i)	154%		13%	1	%(d)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Not annualized.

(e) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.

(f)  The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.

(g) Annualized.

(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	10%		—		—	—

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

China Large-Cap
Barclays Capital Inc.	$3,396,332	$3,396,332		$—	$—
Citigroup Global Markets Inc.	15,106,905	15,106,905		—	—
Credit Suisse Securities (USA) LLC	27,678,771	27,678,771		—	—
Goldman Sachs & Co.	64,069,215	64,069,215		—	—
JPMorgan Securities LLC	20,377,992	20,377,992		—	—
Macquarie Bank Limited	4,075,598	4,075,598		—	—
Morgan Stanley & Co. LLC	21,994,754	21,994,754		—	—

	$156,699,567	$156,699,567		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: For the six months ended January 31, 2019, BFA voluntarily waived its investment advisory fee for the iShares MSCI China A ETF in the amount of $81,675.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
China Large-Cap	$658,652

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$46,721,424	$1,935,729

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$2,327,090,269	$302,846,054
MSCI China A	60,107,859	4,517,790

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
China Large-Cap	$1,670,162,869	$160,211,209	$1,830,374,078

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,156,912,222	$667,274,707	$(523,815,130)	$143,459,577
MSCI China A	69,541,100	3,275,104	(2,530,566)	744,538

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

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Notes to Financial Statements  (unaudited) (continued)

The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

China Large-Cap
Shares sold	48,750,000	$1,996,333,663	17,100,000	$818,533,649
Shares redeemed	—	—	(750,000)	(36,145,984)

Net increase	48,750,000	$1,996,333,663	16,350,000	$782,387,665

MSCI China A
Shares sold	2,350,000	$57,500,873	350,000	$10,383,995
Shares redeemed	—	—	(200,000)	(5,981,295)

Net increase	2,350,000	$57,500,873	150,000	$4,402,700

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
China Large-Cap	$128,422,872
MSCI China A	121,649

Undistributed net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
China Large-Cap	$49,075,759
MSCI China A	155,605

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China A	$0.071167	$0.703634	$—	$0.774801	9%	91%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	27

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares Core Conservative Allocation ETF | AOK | NYSE Arca

▶  iShares Core Moderate Allocation ETF | AOM | NYSE Arca

▶  iShares Core Growth Allocation ETF | AOR | NYSE Arca

▶  iShares Core Aggressive Allocation ETF | AOA | NYSE Arca

▶  iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Core Conservative Allocation ETF

Investment Objective

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.13%	(0.95)%	3.63%	5.40%	(0.95)%	19.54%	69.19%
Fund Market	0.07	(1.03)	3.60	5.20	(1.03)	19.35	66.09
Index	0.20	(0.79)	3.73	5.48	(0.79)	20.11	70.54

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$1,001.30	$0.96		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS
	Percentage of
Asset Class	Total Investments	(a)
Domestic Fixed Income	59.5%
Domestic Equity	15.9
International Equity	14.2
International Fixed Income	10.4

FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
iShares Core Total USD Bond Market ETF	59.5%
iShares Core S&P 500 ETF	14.4
iShares Core MSCI International Developed Markets ETF	11.1
iShares Core International Aggregate Bond ETF	10.3
iShares Core MSCI Emerging Markets ETF	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Core Moderate Allocation ETF

Investment Objective

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.65)%	(1.95)%	4.27%	6.70%	(1.95)%	23.25%	91.20%
Fund Market	(0.70)	(1.95)	4.24	6.64	(1.95)	23.08	90.11
Index	(0.57)	(1.79)	4.37	6.80	(1.79)	23.87	93.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$993.50	$0.95		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS
	Percentage of
Asset Class	Total Investments	(a)
Domestic Fixed Income	51.0%
Domestic Equity	21.1
International Equity	19.0
International Fixed Income	8.9

FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
iShares Core Total USD Bond Market ETF	51.0%
iShares Core S&P 500 ETF	19.2
iShares Core MSCI International Developed Markets ETF	14.8
iShares Core International Aggregate Bond ETF	8.9
iShares Core MSCI Emerging Markets ETF	4.2

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2019	iShares® Core Growth Allocation ETF

Investment Objective

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.16)%	(3.89)%	5.61%	9.01%	(3.89)%	31.35%	136.94%
Fund Market	(2.23)	(3.94)	5.60	8.99	(3.94)	31.32	136.61
Index	(2.10)	(3.74)	5.71	9.12	(3.74)	32.02	139.26

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$978.40	$0.95		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS
	Percentage of
Asset Class	Total Investments	(a)
Domestic Fixed Income	34.0%
Domestic Equity	31.6
International Equity	28.4
International Fixed Income	6.0

FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
iShares Core Total USD Bond Market ETF	34.0%
iShares Core S&P 500 ETF	28.7
iShares Core MSCI International Developed Markets ETF	22.2
iShares Core MSCI Emerging Markets ETF	6.2
iShares Core International Aggregate Bond ETF	6.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Core Aggressive Allocation ETF

Investment Objective

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.66)%	(5.77)%	6.56%	11.52%	(5.77)%	37.40%	197.53%
Fund Market	(3.61)	(5.79)	6.55	11.51	(5.79)	37.33	197.37
Index	(3.61)	(5.64)	6.68	11.65	(5.64)	38.15	200.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$963.40	$0.94		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS
	Percentage of
Asset Class	Total Investments	(a)
Domestic Equity	42.3%
International Equity	37.8
Domestic Fixed Income	16.9
International Fixed Income	3.0

FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
iShares Core S&P 500 ETF	38.2%
iShares Core MSCI International Developed Markets ETF	29.5
iShares Core Total USD Bond Market ETF	17.0
iShares Core MSCI Emerging Markets ETF	8.2
iShares Core International Aggregate Bond ETF	3.0

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2019	iShares® Morningstar Multi-Asset Income ETF

Investment Objective

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.45%	1.41%	4.86%	5.13%	1.41%	26.79%	40.73%
Fund Market	1.45	1.33	4.84	5.13	1.33	26.68	40.73
Index	1.47	1.37	4.84	5.11	1.37	26.67	40.56

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$1,014.50	$1.17		$1,000.00	$1,024.00	$1.17		0.23%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS
	Percentage of
Asset Class	Total Investments	(a)
International Fixed Income	20.4%
International Equity	20.0
Non-Investment Grade Bonds	19.9
Investment Grade Bonds	15.0
Domestic Real Estate	14.8
Mortgage-Backed Securities	5.0
Domestic Equity	4.9

FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	15.4
iShares Intermediate-Term Corporate Bond ETF	15.0
iShares Mortgage Real Estate ETF	14.8
iShares International Select Dividend ETF	14.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 15.9%
iShares Core S&P 500 ETF(a)	258,497	$70,194,860
iShares Core S&P Mid-Cap ETF(a)	28,631	5,243,768
iShares Core S&P Small-Cap ETF(a)	31,408	2,408,680

		77,847,308

Domestic Fixed Income — 59.5%
iShares Core Total USD Bond Market ETF(a)	5,836,802	291,198,052

International Equity — 14.2%
iShares Core MSCI Emerging Markets ETF(a)	296,312	15,313,404
iShares Core MSCI International Developed Markets ETF(a)	1,039,142	54,336,735

		69,650,139

International Fixed Income — 10.3%
iShares Core International Aggregate Bond ETF(a)	961,747	50,573,466

Total Investment Companies — 99.9% (Cost: $489,337,628)		489,268,965

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	352,323	$352,323

Total Short-Term Investments — 0.1% (Cost: $352,323)		352,323

Total Investments in Securities — 100.0% (Cost: $489,689,951)		489,621,288

Other Assets, Less Liabilities — (0.0)%		(96,496)

Net Assets — 100.0%		$489,524,792

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares				Shares				Net		Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	07/31/18	Purchased	Sold		01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,149,942	—	(1,149,942	)(b)	—	$—	$19,741	(c)	$1,188		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	514,739	—	(162,416	)(b)	352,323	352,323	6,861		—		—
iShares Core International Aggregate Bond ETF	950,089	316,233	(304,575)		961,747	50,573,466	1,322,722		270,406		(203,851)
iShares Core MSCI Emerging Markets ETF	216,153	151,732	(71,573)		296,312	15,313,404	275,243		(189,456)		(265,492)
iShares Core MSCI International Developed Markets ETF	929,285	408,866	(299,009)		1,039,142	54,336,735	565,694		308,817		(4,501,351)
iShares Core S&P 500 ETF	240,723	91,411	(73,637)		258,497	70,194,860	806,499		4,383,974		(6,735,395)
iShares Core S&P Mid-Cap ETF	28,715	12,809	(12,893)		28,631	5,243,768	36,281		299,627		(594,147)
iShares Core S&P Small-Cap ETF	33,447	18,375	(20,414)		31,408	2,408,680	18,741		182,527		(378,749)
iShares Core Total USD Bond Market ETF	5,660,863	1,884,585	(1,708,646)		5,836,802	291,198,052	4,210,202		262,650		3,212,638

						$489,621,288	$7,261,984		$5,519,733		$(9,466,347)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$489,268,965	$—	$—	$489,268,965
Money Market Funds	352,323	—	—	352,323

	$489,621,288	$—	$—	$489,621,288

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 21.1%
iShares Core S&P 500 ETF(a)	743,701	$201,952,007
iShares Core S&P Mid-Cap ETF(a)	70,189	12,855,115
iShares Core S&P Small-Cap ETF(a)	94,257	7,228,569

		222,035,691

Domestic Fixed Income — 51.0%
iShares Core Total USD Bond Market ETF(a)	10,772,987	537,464,322

International Equity — 19.0%
iShares Core MSCI Emerging Markets ETF(a)	851,130	43,986,398
iShares Core MSCI International Developed Markets ETF(a)	2,986,044	156,140,241

		200,126,639

International Fixed Income — 8.8%
iShares Core International Aggregate Bond ETF(a)	1,773,251	93,246,404

Total Investment Companies — 99.9% (Cost: $1,049,480,305)		1,052,873,056

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	331,859	$331,859

Total Short-Term Investments — 0.1% (Cost: $331,859)		331,859

Total Investments in Securities — 100.0% (Cost: $1,049,812,164)		1,053,204,915

Other Assets, Less Liabilities — 0.0%		417,704

Net Assets — 100.0%		$1,053,622,619

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares				Shares				Net		Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	07/31/18	Purchased	Sold		01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,292,283	—	(11,292,283	)(b)	—	$—	$64,120	(c)	$9,509		$(1,132)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,729,969	—	(1,398,110	)(b)	331,859	331,859	34,753		—		—
iShares Core International Aggregate Bond ETF	1,573,105	782,380	(582,234)		1,773,251	93,246,404	2,335,488		516,766		(322,538)
iShares Core MSCI Emerging Markets ETF	548,064	545,649	(242,583)		851,130	43,986,398	782,315		1,166,087		(1,728,218)
iShares Core MSCI International Developed Markets ETF	2,380,966	1,462,671	(857,593)		2,986,044	156,140,241	1,607,413		1,377,537		(11,809,886)
iShares Core S&P 500 ETF	616,952	337,335	(210,586)		743,701	201,952,007	2,229,316		11,381,451		(17,087,453)
iShares Core S&P Mid-Cap ETF	72,839	38,181	(40,831)		70,189	12,855,115	97,882		(214,845)		(844,915)
iShares Core S&P Small-Cap ETF	83,964	59,178	(48,885)		94,257	7,228,569	51,427		496,607		(981,106)
iShares Core Total USD Bond Market ETF	9,358,473	4,657,149	(3,242,635)		10,772,987	537,464,322	7,229,616		878,004		6,308,639

						$1,053,204,915	$14,432,330		$15,611,116		$(26,466,609)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,052,873,056	$—	$—	$1,052,873,056
Money Market Funds	331,859	—	—	331,859

	$1,053,204,915	$—	$—	$1,053,204,915

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 31.6%
iShares Core S&P 500 ETF(a)	1,332,235	$361,768,414
iShares Core S&P Mid-Cap ETF(a)	133,511	24,452,540
iShares Core S&P Small-Cap ETF(a)(b)	161,599	12,393,027

		398,613,981

Domestic Fixed Income — 34.0%
iShares Core Total USD Bond Market ETF(a)(b)	8,591,775	428,643,655

International Equity — 28.4%
iShares Core MSCI Emerging Markets ETF(a)	1,517,037	78,400,472
iShares Core MSCI International Developed Markets ETF(a)	5,359,346	280,240,202

		358,640,674

International Fixed Income — 5.9%
iShares Core International Aggregate Bond ETF(a)(b)	1,427,806	75,081,179

Total Investment Companies — 99.9% (Cost: $1,235,638,811)		1,260,979,489

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	22,467,715	22,474,455

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	1,098,649	$1,098,649

		23,573,104

Total Short-Term Investments — 1.9% (Cost: $23,568,611)		23,573,104

Total Investments in Securities — 101.8% (Cost: $1,259,207,422)		1,284,552,593

Other Assets, Less Liabilities — (1.8)%		(22,856,267)

Net Assets — 100.0%		$1,261,696,326

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized	Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold	01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,909,951	18,557,764	(b)	—	22,467,715	$22,474,455	$60,759	(c)	$4,005	$4,126
BlackRock Cash Funds: Treasury, SL Agency Shares	1,083,431	15,218	(b)	—	1,098,649	1,098,649	25,148		—	—
iShares Core International Aggregate Bond ETF	1,296,426	453,393		(322,013)	1,427,806	75,081,179	1,800,321		298,298	(157,041)
iShares Core MSCI Emerging Markets ETF	1,110,627	653,162		(246,752)	1,517,037	78,400,472	1,319,649		1,334,240	(3,045,732)
iShares Core MSCI International Developed Markets ETF	4,373,793	1,892,723		(907,170)	5,359,346	280,240,202	2,711,935		1,152,448	(21,109,247)
iShares Core S&P 500 ETF	1,134,222	423,792		(225,779)	1,332,235	361,768,414	3,810,616		12,609,814	(23,726,369)
iShares Core S&P Mid-Cap ETF	129,926	48,848		(45,263)	133,511	24,452,540	171,256		(131,444)	(1,691,792)
iShares Core S&P Small-Cap ETF	144,695	71,574		(54,670)	161,599	12,393,027	88,679		508,766	(1,532,166)
iShares Core Total USD Bond Market ETF	7,675,408	2,670,375		(1,754,008)	8,591,775	428,643,655	5,692,274		(209,691)	5,368,806

						$1,284,552,593	$15,680,637		$15,566,436	$(45,889,415)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,260,979,489	$—	$—	$1,260,979,489
Money Market Funds	23,573,104	—	—	23,573,104

	$1,284,552,593	$—	$—	$1,284,552,593

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 42.3%
iShares Core S&P 500 ETF(a)	1,249,680	$339,350,604
iShares Core S&P Mid-Cap ETF(a)	133,954	24,533,675
iShares Core S&P Small-Cap ETF(a)(b)	155,232	11,904,742

		375,789,021

Domestic Fixed Income — 16.9%
iShares Core Total USD Bond Market ETF(a)(b)	3,020,000	150,667,800

International Equity — 37.8%
iShares Core MSCI Emerging Markets ETF(a)	1,416,066	73,182,291
iShares Core MSCI International Developed Markets ETF(a)	5,018,878	262,437,131

		335,619,422

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF(a)(b)	505,445	26,578,825

Total Investment Companies — 100.0% (Cost: $863,747,247)		888,655,068

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	32,523,505	32,533,262

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	457,238	$457,238

		32,990,500

Total Short-Term Investments — 3.7% (Cost: $32,984,240)		32,990,500

Total Investments in Securities — 103.7% (Cost: $896,731,487)		921,645,568

Other Assets, Less Liabilities — (3.7)%		(32,505,512)

Net Assets — 100.0%		$889,140,056

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	20,124,163	12,399,342	(b)	—		32,523,505	$32,533,262	$47,454	(c)	$1,332	$3,733
BlackRock Cash Funds: Treasury, SL Agency Shares	1,563,863	—		(1,106,625	)(b)	457,238	457,238	23,691		—	—
iShares Core International Aggregate Bond ETF	533,153	158,570		(186,278)		505,445	26,578,825	685,813		142,200	(90,524)
iShares Core MSCI Emerging Markets ETF	1,198,577	574,863		(357,374)		1,416,066	73,182,291	1,282,155		1,868,600	(4,151,555)
iShares Core MSCI International Developed Markets ETF	4,662,682	1,624,297		(1,268,101)		5,018,878	262,437,131	2,635,061		1,604,042	(23,029,028)
iShares Core S&P 500 ETF	1,209,304	358,465		(318,089)		1,249,680	339,350,604	3,896,353		19,900,974	(31,319,174)
iShares Core S&P Mid-Cap ETF	137,709	41,017		(44,772)		133,954	24,533,675	178,081		(106,546)	(1,785,048)
iShares Core S&P Small-Cap ETF	152,346	63,817		(60,931)		155,232	11,904,742	90,438		844,791	(1,911,404)
iShares Core Total USD Bond Market ETF	3,085,880	879,551		(945,431)		3,020,000	150,667,800	2,231,427		(203,224)	1,914,070

							$921,645,568	$11,070,473		$24,052,169	$(60,368,930)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Aggressive Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$888,655,068	$—	$—	$888,655,068
Money Market Funds	32,990,500	—	—	32,990,500

	$921,645,568	$—	$—	$921,645,568

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2019	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 4.9%
iShares U.S. Preferred Stock ETF(a)(b)	430,934	$15,582,573

Domestic Real Estate — 14.8%
iShares Mortgage Real Estate ETF(a)	1,072,603	46,797,669

International Equity — 19.9%
iShares Emerging Markets Dividend ETF(a)	399,072	16,737,080
iShares International Select Dividend ETF(a)(b)	1,500,569	46,262,542

		62,999,622

International Fixed Income — 20.4%
iShares J.P. Morgan EM Local Currency Bond ETF(a)	346,679	15,753,094
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	446,029	48,563,638

		64,316,732

Investment Grade Bonds — 15.0%
iShares Intermediate-Term Corporate Bond ETF(a)	880,660	47,502,800

Mortgage-Backed Securities — 5.0%
iShares MBS ETF(a)	148,429	15,657,775

Non-Investment Grade Bonds — 19.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	739,744	62,959,612

Total Investment Companies — 99.9% (Cost: $324,597,384)		315,816,783

Security	Shares	Value

Short-Term Investments

Money Market Funds — 24.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	78,445,788	$78,469,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	126,198	126,198

		78,595,520

Total Short-Term Investments — 24.9% (Cost: $78,577,253)		78,595,520

Total Investments in Securities — 124.8% (Cost: $403,174,637)		394,412,303

Other Assets, Less Liabilities — (24.8)%		(78,447,835)

Net Assets — 100.0%		$315,964,468

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,105,244	—		(4,659,456	)(b)	78,445,788	$78,469,322	$491,398	(c)	$(5,466)	$6,642
BlackRock Cash Funds: Treasury, SL Agency Shares	22,519	103,679	(b)	—		126,198	126,198	6,257		—	—
iShares Core High Dividend ETF	254,175	1,294		(255,469)		—	—	40,391		3,021,225	(2,598,535)
iShares Emerging Markets Dividend ETF	100,486	399,072		(100,486)		399,072	16,737,080	157,990		(133,905)	1,245,410
iShares iBoxx $ High Yield Corporate Bond ETF	753,727	55,622		(69,605)		739,744	62,959,612	1,677,050		(137,310)	(573,764)
iShares iBoxx $ Investment Grade Corporate Bond ETF	140,598	2,288		(142,886)		—	—	139,066		(535,129)	156,774
iShares Intermediate-Term Corporate Bond ETF	—	956,510		(75,850)		880,660	47,502,800	777,836		(63,334)	399,889
iShares International Select Dividend ETF	1,142,426	475,945		(117,802)		1,500,569	46,262,542	1,141,056		529,714	(3,868,142)
iShares J.P. Morgan EM Local Currency Bond ETF	348,763	55,156		(57,240)		346,679	15,753,094	496,183		(112,759)	126,607
iShares J.P. Morgan USD Emerging Markets Bond ETF	444,116	41,039		(39,126)		446,029	48,563,638	1,534,111		(147,271)	60,530
iShares MBS ETF	468,169	95,419		(415,159)		148,429	15,657,775	171,053		(1,288,091)	1,769,351
iShares Mortgage Real Estate ETF	1,099,409	92,034		(118,840)		1,072,603	46,797,669	1,430,756		294,385	(961,336)
iShares MSCI EAFE Value ETF	—	227,410		(227,410)		—	—	(601,783)		—	—
iShares U.S. Preferred Stock ETF	435,625	42,155		(46,846)		430,934	15,582,573	446,541		(32,928)	(544,351)

							$394,412,303	$8,509,688		$787,348	$(4,780,925)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$315,816,783	$—	$—	$315,816,783
Money Market Funds	78,595,520	—	—	78,595,520

	$394,412,303	$—	$—	$394,412,303

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

January 31, 2019

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Aggressive Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$489,621,288	$1,053,204,915	$1,284,552,593	$921,645,568
Cash	260	8,454	—	—
Receivables:
Investments sold	571,187	725,038	—	1,234,338
Securities lending income — Affiliated	4,463	34,027	32,326	17,534
Dividends	1,847	5,998	5,924	5,181

Total assets	490,199,045	1,053,978,432	1,284,590,843	922,902,621

LIABILITIES
Collateral on securities loaned, at value	—	—	22,463,670	32,526,340
Payables:
Investments purchased	214,981	—	—	—
Capital shares redeemed	370,940	163,244	215,874	1,073,633
Investment advisory fees	88,332	192,569	214,973	162,592

Total liabilities	674,253	355,813	22,894,517	33,762,565

NET ASSETS	$489,524,792	$1,053,622,619	$1,261,696,326	$889,140,056

NET ASSETS CONSIST OF:
Paid-in capital	$484,533,770	$1,036,048,196	$1,222,441,147	$841,794,771
Accumulated earnings	4,991,022	17,574,423	39,255,179	47,345,285

NET ASSETS	$489,524,792	$1,053,622,619	$1,261,696,326	$889,140,056

Shares outstanding	14,500,000	28,450,000	29,100,000	17,200,000

Net asset value	$33.76	$37.03	$43.36	$51.69

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$22,031,351	$32,235,077
(b) Investments, at cost — Affiliated	$489,689,951	$1,049,812,164	$1,259,207,422	$896,731,487

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2019

iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$394,412,303
Receivables:
Securities lending income — Affiliated	74,067
Dividends	2,768

Total assets	394,489,138

LIABILITIES
Collateral on securities loaned, at value	78,454,559
Payables:
Investment advisory fees	70,111

Total liabilities	78,524,670

NET ASSETS	$315,964,468

NET ASSETS CONSIST OF:
Paid-in capital	$334,944,516
Accumulated loss	(18,980,048)

NET ASSETS	$315,964,468

Shares outstanding	12,850,000

Net asset value	$24.59

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$77,041,020
(b) Investments, at cost — Affiliated	$403,174,637

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2019

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Aggressive Allocation ETF

INVESTMENT INCOME
Dividends —Affiliated	$7,242,243	$14,368,210	$15,619,878	$11,023,019
Securities lending income — Affiliated — net	19,741	64,120	60,759	47,454

Total investment income	7,261,984	14,432,330	15,680,637	11,070,473

EXPENSES
Investment advisory fees	612,349	1,248,179	1,455,361	1,136,263

Total expenses	612,349	1,248,179	1,455,361	1,136,263

Less:
Investment advisory fees waived	(150,680)	(301,910)	(341,552)	(257,801)

Total expenses after fees waived	461,669	946,269	1,113,809	878,462

Net investment income	6,800,315	13,486,061	14,566,828	10,192,011

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(793,438)	(1,259,265)	(1,523,608)	(1,334,222)
In-kind redemptions — Affiliated	6,313,171	16,870,381	17,090,044	25,386,391

Net realized gain	5,519,733	15,611,116	15,566,436	24,052,169

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(9,466,347)	(26,466,609)	(45,889,415)	(60,368,930)

Net change in unrealized appreciation (depreciation)	(9,466,347)	(26,466,609)	(45,889,415)	(60,368,930)

Net realized and unrealized loss	(3,946,614)	(10,855,493)	(30,322,979)	(36,316,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,853,701	$2,630,568	$(15,756,151)	$(26,124,750)

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2019

iShares Morningstar Multi-Asset Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$8,018,290
Securities lending income — Affiliated — net	491,398

Total investment income	8,509,688

EXPENSES
Investment advisory fees	385,350

Total expenses	385,350

Less:
Investment advisory fees waived	(28,964)

Total expenses after fees waived	356,386

Net investment income	8,153,302

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	144,284
In-kind redemptions — Affiliated	643,064

Net realized gain	787,348

Net change in unrealized appreciation (depreciation) on:
Investments —Affiliated	(4,780,925)

Net change in unrealized appreciation (depreciation)	(4,780,925)

Net realized and unrealized loss	(3,993,577)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,159,725

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares Core Conservative Allocation ETF		iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,800,315	$9,462,145	$13,486,061	$17,609,912
Net realized gain	5,519,733	9,465,103	15,611,116	22,753,177
Net change in unrealized appreciation (depreciation)	(9,466,347)	(5,281,237)	(26,466,609)	(6,562,344)

Net increase in net assets resulting from operations	2,853,701	13,646,011	2,630,568	33,800,745

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,793,362)	(14,307,527)	(13,358,794)	(31,213,415)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,743,196	74,048,285	155,116,583	170,072,094

NET ASSETS
Total increase in net assets	17,803,535	73,386,769	144,388,357	172,659,424
Beginning of period	471,721,257	398,334,488	909,234,262	736,574,838

End of period	$489,524,792	$471,721,257	$1,053,622,619	$909,234,262

(a)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core Growth Allocation ETF		iShares Core Aggressive Allocation ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,566,828	$21,901,414	$10,192,011	$16,014,088
Net realized gain	15,566,436	52,116,160	24,052,169	32,452,267
Net change in unrealized appreciation (depreciation)	(45,889,415)	(3,172,354)	(60,368,930)	16,455,079

Net increase (decrease) in net assets resulting from operations	(15,756,151)	70,845,220	(26,124,750)	64,921,434

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,289,101)	(52,725,303)	(9,866,896)	(42,757,528)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	173,014,817	71,410,668	27,889,981	182,198,098

NET ASSETS
Total increase (decrease) in net assets	142,969,565	89,530,585	(8,101,665)	204,362,004
Beginning of period	1,118,726,761	1,029,196,176	897,241,721	692,879,717

End of period	$1,261,696,326	$1,118,726,761	$889,140,056	$897,241,721

(a)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares Morningstar Multi-Asset Income ETF
	Six Months
	Ended
	01/31/19	Year Ended
	(unaudited)	07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,153,302	$15,510,280
Net realized gain	787,348	2,430,318
Net change in unrealized appreciation (depreciation)	(4,780,925)	(12,030,466)

Net increase in net assets resulting from operations	4,159,725	5,910,132

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,796,145)	(16,126,287)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,017,578)	5,509,769

NET ASSETS
Total decrease in net assets	(8,653,998)	(4,706,386)
Beginning of period	324,618,466	329,324,852

End of period	$315,964,468	$324,618,466

(a)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$34.18		$34.19	$33.34	$32.51	$32.54	$31.18

Net investment income(a)	0.47		0.70	0.74	0.65	0.66	0.64
Net realized and unrealized gain (loss)(b)	(0.43)		0.33	0.84	0.83	(0.03)	1.35

Net increase from investment operations	0.04		1.03	1.58	1.48	0.63	1.99

Distributions
From net investment income	(0.46)		(0.72)	(0.73)	(0.65)	(0.66)	(0.63)
From net realized gain	—		(0.32)	—	—	—	—

Total distributions	(0.46)		(1.04)	(0.73)	(0.65)	(0.66)	(0.63)

Net asset value, end of period	$33.76		$34.18	$34.19	$33.34	$32.51	$32.54

Total Return
Based on net asset value	0.13	%(c)	3.05%	4.84%	4.65%	1.93%	6.42%

Ratios to Average Net Assets
Total expenses(d)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.19	%(e)	0.18%	0.14%	0.11%	0.11%	0.11%

Net investment income	2.78	%(e)	2.04%	2.22%	2.04%	2.02%	2.00%

Supplemental Data
Net assets, end of period (000)	$489,525		$471,721	$398,334	$288,375	$243,851	$180,591

Portfolio turnover rate(f)(g)	2	%(c)	41%	2%	12%	83%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$37.73		$37.48	$35.89	$35.19	$34.99	$32.99

Net investment income(a)	0.50		0.77	0.81	0.73	0.74	0.71
Net realized and unrealized gain (loss)(b)	(0.75)		0.80	1.54	0.66	0.17	1.98

Net increase (decrease) from investment operations	(0.25)		1.57	2.35	1.39	0.91	2.69

Distributions
From net investment income	(0.45)		(0.77)	(0.76)	(0.69)	(0.71)	(0.69)
From net realized gain	—		(0.55)	—	—	—	—

Total distributions	(0.45)		(1.32)	(0.76)	(0.69)	(0.71)	(0.69)

Net asset value, end of period	$37.03		$37.73	$37.48	$35.89	$35.19	$34.99

Total Return
Based on net asset value	(0.65	)%(c)	4.24%	6.66%	4.03%	2.62%	8.19%

Ratios to Average Net Assets
Total expenses(d)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.19	%(e)	0.18%	0.15%	0.11%	0.11%	0.11%

Net investment income	2.70	%(e)	2.03%	2.24%	2.13%	2.10%	2.07%

Supplemental Data
Net assets, end of period (000)	$1,053,623		$909,234	$736,575	$531,165	$360,717	$246,701

Portfolio turnover rate(f)(g)	3	%(c)	40%	2%	12%	83%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$44.84		$44.08	$40.81	$40.53	$39.50	$36.40

Net investment income(a)	0.55		0.88	0.94	0.90	0.91	0.83
Net realized and unrealized gain (loss)(b)	(1.53)		1.96	3.22	0.19	0.98	3.07

Net increase (decrease) from investment operations	(0.98)		2.84	4.16	1.09	1.89	3.90

Distributions
From net investment income	(0.50)		(0.90)	(0.89)	(0.81)	(0.86)	(0.80)
From net realized gain	—		(1.18)	—	—	—	—

Total distributions	(0.50)		(2.08)	(0.89)	(0.81)	(0.86)	(0.80)

Net asset value, end of period	$43.36		$44.84	$44.08	$40.81	$40.53	$39.50

Total Return
Based on net asset value	(2.16	)%(c)	6.53%	10.33%	2.80%	4.82%	10.77%

Ratios to Average Net Assets
Total expenses(d)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.19	%(e)	0.18%	0.15%	0.11%	0.11%	0.11%

Net investment income	2.50	%(e)	1.96%	2.26%	2.31%	2.25%	2.17%

Supplemental Data
Net assets, end of period (000)	$1,261,696		$1,118,727	$1,029,196	$763,086	$455,946	$306,163

Portfolio turnover rate(f)(g)	3	%(c)	44%	2%	11%	75%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$54.21		$52.49	$47.02	$47.33	$45.81	$41.28

Net investment income(a)	0.59		1.06	1.09	1.05	1.05	0.97
Net realized and unrealized gain (loss)(b)	(2.59)		3.51	5.40	(0.38)	1.47	4.48

Net increase (decrease)from investment operations	(2.00)		4.57	6.49	0.67	2.52	5.45

Distributions
From net investment income	(0.52)		(1.05)	(1.02)	(0.98)	(1.00)	(0.92)
From net realized gain	—		(1.80)	—	—	—	—

Total distributions	(0.52)		(2.85)	(1.02)	(0.98)	(1.00)	(0.92)

Net asset value, end of period	$51.69		$54.21	$52.49	$47.02	$47.33	$45.81

Total Return
Based on net asset value	(3.66	)%(c)	8.84%	13.99%	1.53%	5.54%	13.24%

Ratios to Average Net Assets
Total expenses(d)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.19	%(e)	0.18%	0.16%	0.11%	0.11%	0.11%

Net investment income	2.24	%(e)	1.97%	2.23%	2.33%	2.24%	2.19%

Supplemental Data
Net assets, end of period (000)	$889,140		$897,242	$692,880	$444,366	$376,267	$267,985

Portfolio turnover rate(f)(g)	3	%(c)	40%	1%	6%	58%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$24.87		$25.63	$25.10	$24.64	$26.28	$25.20

Net investment income(a)	0.64		1.17	1.12	1.04	1.23	1.52
Net realized and unrealized gain (loss)(b)	(0.30)		(0.71)	0.58	0.65	(1.38)	1.14

Net increase (decrease) from investment operations	0.34		0.46	1.70	1.69	(0.15)	2.66

Distributions
From net investment income	(0.62)		(1.22)	(1.15)	(1.04)	(1.24)	(1.53)
From net realized gain	—		—	—	(0.06)	(0.25)	(0.05)
Return of capital	—		—	(0.02)	(0.13)	—	—

Total distributions	(0.62)		(1.22)	(1.17)	(1.23)	(1.49)	(1.58)

Net asset value, end of period	$24.59		$24.87	$25.63	$25.10	$24.64	$26.28

Total Return
Based on net asset value	1.45	%(c)	1.85%	7.01%	7.26%	(0.67)%	10.95%

Ratios to Average Net Assets
Total expenses(d)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(d)	0.23	%(e)	0.24%	0.24%	0.24%	0.24%	0.18%

Net investment income	5.29	%(e)	4.65%	4.48%	4.35%	4.77%	5.92%

Supplemental Data
Net assets, end of period (000)	$315,964		$324,618	$329,325	$238,477	$257,464	$170,802

Portfolio turnover rate(f)(g)	32	%(c)	64%	51%	35%	47%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Conservative Allocation	Diversified
Core Moderate Allocation	Diversified
Core Growth Allocation	Diversified
Core Aggressive Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”).The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.     SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited)   (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core Growth Allocation
JPMorgan Securities LLC	$18,848,442	$18,848,442		$—	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,259	5,259		—	—
Wells Fargo Securities LLC	3,177,650	3,177,650		—	—

	$22,031,351	$22,031,351		$—	$—

Core Aggressive Allocation
JPMorgan Securities LLC	$19,916,088	$19,916,088		$—	$—
UBS Securities LLC	5,259	5,259		—	—
Wells Fargo Securities LLC	12,313,730	12,164,368		—	(149,362	)(b)

	$32,235,077	$32,085,715		$—	$(149,362)

Morningstar Multi-Asset Income
Deutsche Bank Securities Inc.	$123,320	$123,320		$—	$—
Merrill Lynch, Pierce, Fenner &Smith	39,353,149	39,353,149		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,530,873	11,530,873		—	—
State Street Bank & Trust Company	990,061	990,061		—	—
UBS AG	6,484,701	6,484,701		—	—
Wells Fargo Bank, National Association	8,532,107	8,532,107		—	—
Wells Fargo Securities LLC	10,026,809	10,026,809		—	—

	$77,041,020	$77,041,020		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2021, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFAhas contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$4,930
Core Moderate Allocation	16,575
Core Growth Allocation	16,348
Core Aggressive Allocation	14,026
Morningstar Multi-Asset Income	105,689

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$245,213	$—
Core Moderate Allocation	514,430	—
Core Growth Allocation	330,588	—
Core Aggressive Allocation	—	1,090,198

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.    PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$11,805,156	$14,117,300
Core Moderate Allocation	28,618,652	28,318,651
Core Growth Allocation	29,628,533	31,209,707
Core Aggressive Allocation	24,579,290	26,092,790
Morningstar Multi-Asset Income	100,200,602	99,148,555

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$152,690,945	$128,485,837
Core Moderate Allocation	440,649,354	284,844,469
Core Growth Allocation	378,531,622	203,454,131
Core Aggressive Allocation	242,238,137	211,557,039
Morningstar Multi-Asset Income	20,276,902	25,329,702

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited)   (continued)

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carry forwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Morningstar Multi-Asset Income	$10,289,973

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Conservative Allocation	$490,055,723	$10,862,176	$(11,296,611)	$(434,435)
Core Moderate Allocation	1,050,640,996	23,526,349	(20,962,430)	2,563,919
Core Growth Allocation	1,260,630,400	52,695,677	(28,773,484)	23,922,193
Core Aggressive Allocation	898,227,464	50,203,841	(26,785,737)	23,418,104
Morningstar Multi-Asset Income	404,246,883	2,771,487	(12,606,067)	(9,834,580)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18

iShares ETF	Shares	Amount	Shares	Amount
Core Conservative Allocation
Shares sold	4,650,000	$153,225,810	3,950,000	$136,388,794
Shares redeemed	(3,950,000)	(131,482,614)	(1,800,000)	(62,340,509)

Net increase	700,000	$21,743,196	2,150,000	$74,048,285

Core Moderate Allocation
Shares sold	12,250,000	$442,907,038	7,350,000	$280,045,939
Shares redeemed	(7,900,000)	(287,790,455)	(2,900,000)	(109,973,845)

Net increase	4,350,000	$155,116,583	4,450,000	$170,072,094

Core Growth Allocation
Shares sold	9,000,000	$379,972,539	5,800,000	$261,166,646
Shares redeemed	(4,850,000)	(206,957,722)	(4,200,000)	(189,755,978)

Net increase	4,150,000	$173,014,817	1,600,000	$71,410,668

Core Aggressive Allocation
Shares sold	4,900,000	$244,181,117	3,950,000	$213,999,171
Shares redeemed	(4,250,000)	(216,291,136)	(600,000)	(31,801,073)

Net increase	650,000	$27,889,981	3,350,000	$182,198,098

Morningstar Multi-Asset Income
Shares sold	850,000	$20,333,634	1,250,000	$31,692,549
Shares redeemed	(1,050,000)	(25,351,212)	(1,050,000)	(26,182,780)

Net increase (decrease)	(200,000)	$(5,017,578)	200,000	$5,509,769

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited)   (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains

Core Conservative Allocation	$9,805,325	$4,502,202
Core Moderate Allocation	18,170,112	13,043,303
Core Growth Allocation	22,453,816	30,271,487
Core Aggressive Allocation	16,274,802	26,482,726
Morningstar Multi-Asset Income	16,126,287	—

12.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Core Conservative Allocation(a)	$0.448389	$—	$0.009454	$0.457843	98%	—%	2%	100%
Core Moderate Allocation(a)	0.437324	—	0.010330	0.447654	98	—	2	100
Core Growth Allocation(a)	0.483861	—	0.013945	0.497806	97	—	3	100
Core Aggressive Allocation(a)	0.500525	—	0.017477	0.518002	97	—	3	100
Morningstar Multi-Asset Income(a)	0.604423	—	0.013767	0.618190	98	—	2	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737) (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares Edge MSCI Min Vol Asia ex Japan ETF | AXJV | NYSE Arca

▶  iShares Edge MSCI Min Vol EAFE ETF | EFAV | Cboe BZX

▶  iShares Edge MSCI Min Vol Europe ETF | EUMV | NYSE Arca

▶  iShares Edge MSCI Min Vol Japan ETF | JPMV | NYSE Arca

▶  iShares Edge MSCI Min Vol USA ETF | USMV | Cboe BZX

▶  iShares Edge MSCI Min Vol USA Small-Cap ETF | SMMV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Investment Objective

The iShares Edge MSCI Min Vol Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets (excluding Japan), as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.52)%	(6.44)%	4.43%	(6.44)%	22.43%
Fund Market	(1.02)	(6.35)	4.44	(6.35)	22.48
Index	(0.61)	(6.22)	4.64	(6.22)	23.52

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$994.80	$1.76		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	25.0%
Communication Services	14.7
Information Technology	12.1
Consumer Staples	10.1
Industrials	9.5
Utilities	8.4
Consumer Discretionary	7.7
Health Care	5.4
Real Estate	3.1
Energy	3.0
Materials	1.0

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
China	29.9%
Taiwan	13.2
South Korea	11.2
Hong Kong	10.8
Thailand	8.3
Malaysia	7.7
India	7.3
Singapore	5.9
Indonesia	2.9
Philippines	2.7

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF

Investment Objective

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.45)%	(4.67)%	6.35%	7.71%	(4.67)%	36.04%	71.85%
Fund Market	(3.47)	(4.49)	6.46	7.72	(4.49)	36.78	71.96
Index	(3.30)	(4.54)	6.42	7.80	(4.54)	36.51	72.85

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$965.50	$0.99		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	16.7%
Consumer Staples	16.2
Industrials	13.0
Health Care	12.2
Communication Services	10.1
Real Estate	9.1
Utilities	8.8
Consumer Discretionary	8.6
Materials	2.4
Information Technology	1.9
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
	Percent of
Country	Total Investments	(a)
Japan	29.6%
Switzerland	13.7
United Kingdom	12.3
Hong Kong	9.0
Australia	7.2
France	6.0
Singapore	4.0
Germany	3.8
Denmark	3.0
Belgium	2.9

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Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol Europe ETF

Investment Objective

The iShares Edge MSCI Min Vol Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.28)%	(7.02)%	1.70%	(7.02)%	8.17%
Fund Market	(5.18)	(6.86)	1.67	(6.86)	8.01
Index	(5.20)	(7.07)	1.76	(7.07)	8.45

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$947.20	$1.23		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Staples	18.9%
Financials	17.5
Health Care	13.3
Industrials	11.7
Communication Services	9.8
Utilities	9.4
Consumer Discretionary	6.9
Energy	4.3
Real Estate	3.6
Materials	2.9
Information Technology	1.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

United Kingdom	23.3%
Switzerland	19.2
France	13.5
Germany	11.7
Denmark	5.7
Belgium	4.9
Netherlands	4.3
Finland	3.8
Sweden	3.6
Norway	3.5

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol Japan ETF

Investment Objective

The iShares Edge MSCI Min Vol Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.15)%	(4.81)%	7.51%	(4.81)%	40.21%
Fund Market	(2.35)	(5.14)	7.52	(5.14)	40.28
Index	(2.14)	(4.65)	7.71	(4.65)	41.35

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$978.50	$1.50		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	21.9%
Consumer Discretionary	19.3
Consumer Staples	13.3
Financials	9.6
Real Estate	9.4
Health Care	8.0
Communication Services	6.3
Information Technology	5.9
Utilities	4.3
Materials	1.6
Energy	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Central Japan Railway Co.	1.6%
NTT DOCOMO Inc.	1.5
Japan Tobacco Inc.	1.5
Nissan Motor Co. Ltd.	1.5
McDonald’s Holdings Co. Japan Ltd.	1.5
Japan Post Holdings Co. Ltd.	1.5
Nippon Building Fund Inc.	1.5
Japan Post Bank Co. Ltd.	1.5
Mizuho Financial Group Inc.	1.4
Japan Real Estate Investment Corp.	1.4

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Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol USA ETF

Investment Objective

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.01%	3.59%	12.26%	13.62%	3.59%	78.29%	153.66%
Fund Market	2.05	3.59	12.27	13.62	3.59	78.36	153.74
Index	2.10	3.76	12.45	13.81	3.76	79.79	156.59

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,020.10	$0.76		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	15.7%
Health Care	15.3
Financials	12.7
Consumer Staples	12.0
Consumer Discretionary	9.9
Real Estate	8.5
Utilities	8.4
Industrials	8.4
Communication Services	4.8
Materials	2.4
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Newmont Mining Corp.	1.6%
Waste Management Inc.	1.6
Visa Inc., Class A	1.5
Pfizer Inc.	1.5
Coca-Cola Co. (The)	1.5
McDonald’s Corp.	1.4
Fiserv Inc.	1.4
Republic Services Inc.	1.4
PepsiCo Inc.	1.4
Johnson & Johnson	1.4

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.53)%	7.14%	11.15%	7.14%	28.91%
Fund Market	(0.44)	7.35	11.24	7.35	29.15
Index	(0.42)	7.43	11.42	7.43	29.59

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$994.70	$1.01		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	18.0%
Real Estate	16.2
Consumer Discretionary	11.3
Information Technology	9.9
Health Care	9.7
Industrials	9.4
Consumer Staples	7.9
Utilities	7.7
Materials	4.8
Communication Services	4.6
Energy	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Royal Gold Inc.	1.7%
Starwood Property Trust Inc.	1.5
Sun Communities Inc.	1.4
Equity LifeStyle Properties Inc.	1.3
Equity Commonwealth	1.2
Vectren Corp.	1.1
Blackstone Mortgage Trust Inc., Class A	1.0
Graham Holdings Co., Class B	0.9
MAXIMUS Inc.	0.9
Bright Horizons Family Solutions Inc.	0.9

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 29.8%
51job Inc., ADR(a)	224	$15,599
AAC Technologies Holdings Inc.	4,800	29,669
Agricultural Bank of China Ltd., Class H	245,000	115,213
Alibaba Group Holding Ltd., ADR(a)(b)	980	165,120
ANTA Sports Products Ltd.	7,000	36,174
Autohome Inc., ADR(a)	357	25,840
Baidu Inc., ADR(a)(b)	539	93,048
Bank of Beijing Co. Ltd., Class A	17,500	15,575
Bank of China Ltd., Class H	245,000	113,028
Bank of Communications Co. Ltd., Class A	32,900	30,655
Bank of Communications Co. Ltd., Class H	21,000	17,797
Bank of Jiangsu Co. Ltd., Class A	8,400	7,777
Bank of Ningbo Co. Ltd., Class A	4,200	10,926
Bank of Shanghai Co. Ltd., Class A	7,700	13,213
Beijing Capital International Airport Co. Ltd., Class H	14,000	13,078
BOC Aviation Ltd.(c)	4,900	41,402
BOE Technology Group Co. Ltd., Class A	12,600	4,809
CAR Inc.(a)	42,000	34,952
China CITIC Bank Corp. Ltd., Class H	42,000	27,191
China Construction Bank Corp., Class H	35,000	31,268
China Everbright Bank Co. Ltd., Class H	42,000	20,179
China First Capital Group Ltd.(a)	42,000	21,838
China Huishan Dairy Holdings Co. Ltd.(a)(d)	11,200	29
China Life Insurance Co. Ltd., Class H	7,000	17,253
China Medical System Holdings Ltd.	21,000	21,758
China Mengniu Dairy Co. Ltd.	14,000	43,267
China Merchants Bank Co. Ltd., Class H	3,500	15,255
China Minsheng Banking Corp. Ltd., Class H	17,760	13,558
China Mobile Ltd.	17,500	183,548
China Pacific Insurance Group Co. Ltd., Class A	1,400	6,433
China Pacific Insurance Group Co. Ltd., Class H	1,400	4,898
China Petroleum & Chemical Corp., Class H	126,000	105,499
China Railway Signal & Communication Corp. Ltd., Class H(c)	77,000	60,939
China Reinsurance Group Corp., Class H	280,000	63,160
China Resources Beer Holdings Co. Ltd.	28,000	98,130
China Resources Pharmaceutical Group Ltd.(c)	31,500	44,721
China Shenhua Energy Co. Ltd., Class A	2,763	8,168
China Telecom Corp. Ltd., Class H	238,000	128,604
China Unicom Hong Kong Ltd.	28,000	31,937
China Yangtze Power Co. Ltd., Class A	7,399	18,123
CITIC Ltd.	35,000	52,901
CSPC Pharmaceutical Group Ltd.	28,000	48,030
Ctrip.com International Ltd., ADR(a)	602	20,047
Dali Foods Group Co. Ltd.(c)	24,500	16,673
Daqin Railway Co. Ltd., Class A	13,301	16,954
Dongfeng Motor Group Co. Ltd., Class H	28,000	29,296
ENN Energy Holdings Ltd.	700	6,682
Focus Media Information Technology Co. Ltd., Class A	6,300	5,109
Fullshare Holdings Ltd.(b)	70,000	15,879
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,800	9,724
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	2,100	13,071
Guangdong Investment Ltd.	84,000	160,149
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,200	18,803
Hengan International Group Co. Ltd.	7,000	54,953
Huaneng Power International Inc., Class H	14,000	8,778
Hutchison China MediTech Ltd., ADR, NVS(a)(b)	945	21,451
Industrial & Commercial Bank of China Ltd., Class H	133,000	102,716
Industrial Bank Co. Ltd., Class A	16,800	41,075

Security	Shares	Value

China (continued)
Inner Mongolia Yitai Coal Co. Ltd., Class B	39,900	$46,244
JD.com Inc., ADR(a)(b)	434	10,785
Jiangsu Expressway Co. Ltd., Class H	70,000	101,342
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,399	12,316
Kangmei Pharmaceutical Co. Ltd., Class A	3,500	3,047
Kingboard Holdings Ltd.	7,000	24,488
Lee & Man Paper Manufacturing Ltd.	28,000	24,872
Lenovo Group Ltd.	84,000	61,019
Midea Group Co. Ltd., Class A	2,800	18,170
NetEase Inc., ADR	294	74,067
New Oriental Education & Technology Group Inc., ADR(a)	595	45,839
PetroChina Co. Ltd., Class H	154,000	99,308
Ping An Insurance Group Co. of China Ltd., Class H	3,500	33,855
SAIC Motor Corp. Ltd., Class A	2,100	8,328
Shaanxi Coal Industry Co. Ltd., Class A	4,900	6,151
Shandong Gold Mining Co. Ltd., Class A	2,100	9,605
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	23,373
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	51,100	69,496
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,300	13,408
Shanghai Pudong Development Bank Co. Ltd., Class A	25,200	40,311
Shenzhou International Group Holdings Ltd.	9,000	105,923
Sihuan Pharmaceutical Holdings Group Ltd.	35,000	7,360
SINA Corp./China(a)	259	15,908
Sinopharm Group Co. Ltd., Class H	8,400	37,522
Sun Art Retail Group Ltd.	17,500	17,307
TAL Education Group, Class A, ADR(a)	644	19,983
Tencent Holdings Ltd.	2,800	123,466
TravelSky Technology Ltd., Class H	7,000	18,912
Uni-President China Holdings Ltd.	7,000	6,209
Want Want China Holdings Ltd.	35,000	28,235
Weibo Corp., ADR(a)(b)	308	18,683
Yum China Holdings Inc.	2,457	89,558
Yunnan Baiyao Group Co. Ltd., Class A	700	8,112
YY Inc., ADR(a)(b)	84	5,832
Zhaojin Mining Industry Co. Ltd., Class H	56,000	58,521
ZTE Corp., Class H(a)	4,800	9,653

		3,689,130
Hong Kong — 10.8%
AIA Group Ltd.	1,400	12,579
BeiGene Ltd., ADR(a)	70	9,064
BOC Hong Kong Holdings Ltd.	3,500	13,426
CK Infrastructure Holdings Ltd.	14,000	113,028
CLP Holdings Ltd.	14,000	162,094
Dairy Farm International Holdings Ltd.	700	6,321
Hang Seng Bank Ltd.	7,700	176,242
HK Electric Investments & HK Electric Investments Ltd.	73,500	74,842
HKT Trust & HKT Ltd.	105,160	154,925
Hong Kong & China Gas Co. Ltd.	91,930	199,402
Link REIT	10,500	115,080
MTR Corp. Ltd.	31,500	175,832
PCCW Ltd.	14,000	8,332
Power Assets Holdings Ltd.	14,000	94,116
Yue Yuen Industrial Holdings Ltd.	7,000	23,908

		1,339,191
India — 7.3%
Asian Paints Ltd.	637	12,652
Bajaj Finance Ltd.	1,106	40,042
Bajaj Finserv Ltd.	371	31,779

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Britannia Industries Ltd.	959	$43,119
Dabur India Ltd.	12,250	76,416
Eicher Motors Ltd.	77	20,577
HCL Technologies Ltd.	5,796	81,920
Hindustan Petroleum Corp. Ltd.	4,578	15,030
Hindustan Unilever Ltd.	2,856	70,808
Housing Development Finance Corp. Ltd.	441	11,920
Infosys Ltd., ADR, NVS	12,383	133,736
InterGlobe Aviation Ltd.(c)	504	8,417
ITC Ltd.	6,293	24,656
Marico Ltd.	1,610	8,302
Maruti Suzuki India Ltd.	476	44,449
Nestle India Ltd.	98	15,844
Petronet LNG Ltd.	9,149	29,285
Sun Pharmaceutical Industries Ltd.	1,015	6,043
Tata Consultancy Services Ltd.	2,170	61,454
Tech Mahindra Ltd.	3,514	36,163
Titan Co. Ltd.	525	7,351
Wipro Ltd., ADR, NVS	21,007	119,530

		899,493
Indonesia — 2.9%
Bank Central Asia Tbk PT	102,900	207,494
Bank Mandiri Persero Tbk PT	9,100	4,852
Gudang Garam Tbk PT	1,400	8,382
Hanjaya Mandala Sampoerna Tbk PT	194,600	53,342
Telekomunikasi Indonesia Persero Tbk PT	97,300	27,158
Unilever Indonesia Tbk PT	16,100	57,613

		358,841
Malaysia — 7.7%
DiGi.Com Bhd	42,000	47,783
Fraser & Neave Holdings Bhd	4,900	40,626
HAP Seng Consolidated Bhd	24,500	58,917
Hong Leong Bank Bhd	22,400	112,875
IHH Healthcare Bhd	98,700	134,941
Kuala Lumpur Kepong Bhd	11,200	67,484
Malayan Banking Bhd	65,100	151,625
Maxis Bhd	9,100	12,775
MISC Bhd	5,600	9,270
Petronas Chemicals Group Bhd	6,300	12,997
Petronas Dagangan Bhd	3,500	22,541
PPB Group Bhd	11,200	49,766
Public Bank Bhd	29,400	177,864
Tenaga Nasional Bhd	15,400	48,501

		947,965
Pakistan — 0.1%
MCB Bank Ltd.	10,500	15,790

Philippines — 2.7%
Aboitiz Equity Ventures Inc.	14,140	17,434
Aboitiz Power Corp.	54,100	39,867
Ayala Corp.	495	8,806
Bank of the Philippine Islands	41,513	72,494
BDO Unibank Inc.	46,553	120,604
Jollibee Foods Corp.	8,290	50,271
Security Bank Corp.	1,400	4,809
Universal Robina Corp.	5,250	14,921

		329,206
Singapore — 5.9%
Ascendas REIT	41,300	84,157

Security	Shares	Value

Singapore (continued)
CapitaLand Commercial Trust	38,500	$53,828
CapitaLand Mall Trust	32,200	57,472
DBS Group Holdings Ltd.	1,400	24,905
Oversea-Chinese Banking Corp. Ltd.	10,400	89,022
SATS Ltd.	16,800	60,471
Singapore Airlines Ltd.	18,900	135,637
Singapore Telecommunications Ltd.	45,500	102,190
United Overseas Bank Ltd.	3,600	67,441
Wilmar International Ltd.	20,300	50,273

		725,396
South Korea — 11.0%
Celltrion Inc.(a)	115	22,635
CJ CheilJedang Corp.	14	4,310
CJ Logistics Corp.(a)	168	25,366
Coway Co. Ltd.	217	16,266
DB Insurance Co. Ltd.	889	55,530
E-MART Inc.	91	15,703
Hankook Tire Co. Ltd.	133	4,997
Hanwha Life Insurance Co. Ltd.	5,523	21,344
Hyundai Glovis Co. Ltd.	217	27,694
Hyundai Marine & Fire Insurance Co. Ltd.	490	16,449
Hyundai Mobis Co. Ltd.	126	25,480
Industrial Bank of Korea(a)	791	10,131
Kakao Corp.(a)	210	18,742
Kangwon Land Inc.	1,673	51,123
Kia Motors Corp.	1,043	34,075
KT Corp.(a)	234	6,015
KT&G Corp.(a)	1,141	101,625
LG Display Co. Ltd.(a)	385	6,540
NAVER Corp.	693	84,706
NCSoft Corp.	161	67,792
Netmarble Corp.(c)	168	16,156
S-1 Corp.	728	67,392
Samsung Biologics Co. Ltd.(a)(c)	133	47,694
Samsung C&T Corp.	63	6,795
Samsung Card Co. Ltd.	210	6,294
Samsung Electronics Co. Ltd.	3,598	149,236
Samsung Fire & Marine Insurance Co. Ltd.	406	99,616
Samsung Life Insurance Co. Ltd.	798	63,329
Samsung SDI Co. Ltd.	126	25,310
Shinhan Financial Group Co. Ltd.(a)	736	28,576
SK Hynix Inc.	1,757	116,696
SK Innovation Co. Ltd.	119	20,160
SK Telecom Co. Ltd.	343	79,534
S-Oil Corp.	196	18,408

		1,361,719
Taiwan — 13.2%
Advantech Co. Ltd.	7,055	52,474
Asustek Computer Inc.	7,000	53,773
AU Optronics Corp.	21,000	8,134
Chang Hwa Commercial Bank Ltd.	49,581	28,889
Chicony Electronics Co. Ltd.	28,902	63,126
Chunghwa Telecom Co. Ltd.	49,000	170,662
Compal Electronics Inc.	21,000	12,441
E.Sun Financial Holding Co. Ltd.	21,000	14,594
Far EasTone Telecommunications Co. Ltd.	56,000	130,514
First Financial Holding Co. Ltd.	240,724	159,848
Hon Hai Precision Industry Co. Ltd.	14,427	32,872
Hua Nan Financial Holdings Co. Ltd.	299,421	179,819

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Innolux Corp.	35,000	$11,905
Mega Financial Holding Co. Ltd.	63,000	54,548
Powertech Technology Inc.	7,000	16,109
President Chain Store Corp.	7,000	73,483
Quanta Computer Inc.	28,000	50,948
Standard Foods Corp.	7,230	11,744
Synnex Technology International Corp.	28,200	34,698
Taiwan Cooperative Financial Holding Co. Ltd.	252,407	151,996
Taiwan Mobile Co. Ltd.	42,000	149,700
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	100,711
Uni-President Enterprises Corp.	14,000	32,765
WPG Holdings Ltd.	25,760	32,660

		1,628,413
Thailand — 8.2%
Advanced Info Service PCL, NVDR	6,300	35,994
Airports of Thailand PCL, NVDR	65,800	145,321
Bangkok Bank PCL, Foreign	4,200	29,710
Bangkok Dusit Medical Services PCL, NVDR	166,600	125,847
Bangkok Expressway & Metro PCL, NVDR	133,000	44,273
BTS Group Holdings PCL, NVDR	293,300	93,879
Bumrungrad Hospital PCL, NVDR	12,600	75,013
CP ALL PCL, NVDR	40,600	101,037
Delta Electronics Thailand PCL, NVDR	24,500	54,501
Electricity Generating PCL, NVDR	4,200	35,221
Glow Energy PCL, NVDR	27,300	80,609
Home Product Center PCL, NVDR	128,100	63,963
Kasikornbank PCL, Foreign	2,400	15,517
Krung Thai Bank PCL, NVDR	60,200	38,152
Robinson PCL, NVDR	1,400	3,047
Siam Commercial Bank PCL (The), NVDR	5,600	23,839
Thai Union Group PCL, NVDR	88,200	52,792

		1,018,715

Total Common Stocks — 99.6% (Cost: $11,326,160)		12,313,859

Security	Shares	Value

Preferred Stocks

South Korea — 0.1%
Hyundai Motor Co., Preference Shares, NVS	238	$16,449

Total Preferred Stocks — 0.1% (Cost: $17,537)		16,449

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	333,372	333,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	4,080	4,080

		337,552

Total Short-Term Investments — 2.7% (Cost: $337,494)		337,552

Total Investments in Securities — 102.4% (Cost: $11,681,191)		12,667,860

Other Assets, Less Liabilities — (2.4)%		(298,172)

Net Assets — 100.0%		$12,369,688

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	607,329	(273,957)	333,372	$333,472	$1,863	(b)	$56		$(72)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,722	(8,642)	4,080	4,080	199		—		—

				$337,552	$2,062		$56		$(72)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,313,830	$—	$29	$12,313,859
Preferred Stocks	16,449	—	—	16,449
Money Market Funds	337,552	—	—	337,552

	$12,667,831	$—	$29	$12,667,860

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
AGL Energy Ltd.	1,129,675	$17,643,707
Amcor Ltd./Australia	2,836,804	28,234,418
Aurizon Holdings Ltd.	3,661,774	11,747,922
AusNet Services	10,067,335	12,111,985
Australia & New Zealand Banking Group Ltd.	703,151	12,832,944
Brambles Ltd.	1,242,333	9,638,213
Caltex Australia Ltd.	884,352	17,307,109
Coca-Cola Amatil Ltd.	1,817,623	11,132,686
Cochlear Ltd.	147,724	20,833,838
Commonwealth Bank of Australia	980,968	50,004,720
CSL Ltd.	159,093	22,588,037
Dexus	3,081,745	25,796,183
Flight Centre Travel Group Ltd.	146,407	4,593,567
Goodman Group	2,356,577	20,035,355
GPT Group (The)	4,903,395	20,736,799
Insurance Australia Group Ltd.(a)	3,195,951	16,522,022
James Hardie Industries PLC	722,886	8,080,325
Medibank Pvt Ltd.	4,367,995	8,344,499
Mirvac Group	10,033,014	17,557,372
National Australia Bank Ltd.	701,488	12,204,150
Newcrest Mining Ltd.	1,830,541	32,634,366
Scentre Group	12,294,715	35,589,823
Sonic Healthcare Ltd.	2,487,936	41,760,085
Stockland	2,625,017	7,235,037
Sydney Airport	1,614,544	7,722,725
Telstra Corp. Ltd.	10,444,543	23,684,634
Transurban Group	5,185,259	46,012,718
Vicinity Centres	10,646,017	20,260,237
Wesfarmers Ltd.	2,693,998	63,271,022
Westpac Banking Corp.	1,316,657	23,568,992
Woolworths Group Ltd.	4,374,294	93,676,093

		743,361,583

Belgium — 2.9%
Ageas	379,888	17,688,916
Colruyt SA	925,355	66,617,219
Groupe Bruxelles Lambert SA	934,027	88,162,062
KBC Group NV	263,570	17,928,245
Proximus SADP	2,187,869	58,770,087
UCB SA	577,970	50,163,799

		299,330,328

Denmark — 2.9%
Carlsberg A/S, Class B	209,300	23,976,428
Chr Hansen Holding A/S	192,162	18,250,798
Coloplast A/S, Class B	334,937	30,637,401
DSV A/S	525,405	41,939,381
H Lundbeck A/S	194,378	8,534,601
ISS A/S	699,718	19,813,281
Novo Nordisk A/S, Class B	825,993	38,615,481
Orsted A/S(b)	880,489	63,463,299
Pandora A/S	283,680	12,311,735
Tryg A/S	1,842,144	47,080,568

		304,622,973

Finland — 1.6%
Elisa OYJ	1,491,657	62,559,023
Neste OYJ	170,804	15,706,557
Sampo OYJ, Class A	1,983,729	90,980,872

		169,246,452

Security	Shares	Value

France — 6.0%
Aeroports de Paris, NVS	256,592	$49,228,090
Air Liquide SA	231,273	28,116,386
Covivio	135,428	13,876,934
Danone SA, NVS	534,545	38,948,578
Dassault Aviation SA, NVS	2,976	4,442,668
Dassault Systemes SE, NVS	57,481	7,225,540
EssilorLuxottica SA, NVS	270,594	34,356,047
Eutelsat Communications SA	282,109	5,988,558
Getlink SE, NVS	725,661	10,641,387
Hermes International, NVS	126,767	76,278,563
L’Oreal SA	256,958	61,947,217
Orange SA, NVS	2,842,192	44,255,461
Pernod Ricard SA, NVS	160,572	26,715,999
Sanofi, NVS	896,654	78,008,563
SCOR SE	217,903	9,181,201
SEB SA, NVS	37,064	5,698,895
Societe BIC SA, NVS	128,063	12,865,108
Sodexo SA, NVS	348,887	36,430,051
Thales SA, NVS	525,679	58,304,359
TOTAL SA, NVS	387,951	21,358,499

		623,868,104

Germany — 3.7%
adidas AG	26,067	6,212,425
Axel Springer SE	74,200	4,546,517
Beiersdorf AG	486,322	48,716,016
Deutsche Lufthansa AG, Registered	266,168	6,737,441
Deutsche Telekom AG, Registered	2,066,229	33,642,980
Fraport AG Frankfurt Airport Services Worldwide	71,624	5,665,829
Fresenius Medical Care AG & Co. KGaA	522,766	38,606,193
Hannover Rueck SE	111,415	16,095,445
Henkel AG & Co. KGaA	300,661	27,616,716
Innogy SE(a)	826,801	35,481,846
Innogy SE, New(b)	193,578	9,195,809
Merck KGaA	281,239	29,553,559
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	287,520	64,168,409
RTL Group SA	563,306	30,870,403
SAP SE	67,143	6,953,149
Symrise AG	64,173	5,345,921
TUI AG	297,436	4,515,166
Uniper SE	489,348	14,189,159

		388,112,983

Hong Kong — 8.9%
BOC Hong Kong Holdings Ltd.	5,111,500	19,607,752
CK Infrastructure Holdings Ltd.	6,432,000	51,928,480
CLP Holdings Ltd.	13,413,000	155,297,265
Dairy Farm International Holdings Ltd.	2,613,600	23,600,808
Hang Seng Bank Ltd.	2,729,700	62,479,019
HK Electric Investments & HK Electric Investments Ltd.	40,874,500	41,620,969
HKT Trust & HKT Ltd.	58,157,349	85,679,197
Hong Kong & China Gas Co. Ltd.	76,508,092	165,951,002
Hongkong Land Holdings Ltd.	1,190,400	8,535,168
Jardine Matheson Holdings Ltd.	608,400	40,653,288
Jardine Strategic Holdings Ltd.	595,200	22,784,256
Link REIT	4,128,500	45,248,449
MTR Corp. Ltd.	18,488,248	103,200,742
PCCW Ltd.	45,277,000	26,946,817
Power Assets Holdings Ltd.	9,903,000	66,573,623

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	1,727,500	$5,900,187

		926,007,022

Ireland — 1.3%
AIB Group PLC	2,155,721	9,646,966
Kerry Group PLC, Class A	900,083	92,177,386
Paddy Power Betfair PLC	55,145	4,521,078
Ryanair Holdings PLC, ADR, NVS(a)	358,258	25,436,318

		131,781,748

Israel — 1.7%
Azrieli Group Ltd.	98,603	5,248,695
Bank Hapoalim BM	5,618,083	38,023,439
Bank Leumi Le-Israel BM	7,905,591	52,199,856
Bezeq The Israeli Telecommunication Corp. Ltd.	5,400,880	4,330,218
Check Point Software Technologies Ltd.(a)(c)	251,866	28,188,843
Elbit Systems Ltd.	47,078	5,820,529
Mizrahi Tefahot Bank Ltd.	1,877,540	34,886,872
Nice Ltd.(a)	100,468	11,063,716

		179,762,168

Italy — 0.2%
Snam SpA	1,835,270	8,781,518
Terna Rete Elettrica Nazionale SpA	1,128,999	6,959,262

		15,740,780

Japan — 29.5%
ABC-Mart Inc.	502,700	28,823,376
Ajinomoto Co. Inc.	1,316,900	22,761,085
ANA Holdings Inc.	1,646,700	60,644,800
Aozora Bank Ltd.	227,500	7,002,894
Asahi Group Holdings Ltd.	744,000	31,071,212
Astellas Pharma Inc.	5,078,400	75,105,070
Benesse Holdings Inc.	285,800	7,460,790
Canon Inc.	3,085,000	88,272,443
Central Japan Railway Co.	162,600	35,095,782
Chugai Pharmaceutical Co. Ltd.	231,400	13,650,538
Chugoku Electric Power Co. Inc. (The)	2,327,900	31,807,289
Daiichi Sankyo Co. Ltd.	520,500	18,016,388
Daito Trust Construction Co. Ltd.	155,500	21,639,690
Daiwa House REIT Investment Corp.	27,279	64,218,320
East Japan Railway Co.	595,200	55,128,329
FamilyMart UNY Holdings Co. Ltd.	187,201	21,879,966
Hankyu Hanshin Holdings Inc.	433,100	15,440,853
Hikari Tsushin Inc.	75,000	11,977,396
Japan Airlines Co. Ltd.	1,663,200	60,580,031
Japan Post Bank Co. Ltd.	3,354,000	39,047,303
Japan Post Holdings Co. Ltd.	7,386,300	90,742,287
Japan Prime Realty Investment Corp.	12,666	51,616,016
Japan Real Estate Investment Corp.	17,856	104,678,195
Japan Retail Fund Investment Corp.	40,176	82,323,330
Japan Tobacco Inc.	1,636,800	41,359,919
Kamigumi Co. Ltd.	433,100	9,582,880
Kao Corp.	342,500	24,144,629
KDDI Corp.	1,636,800	40,953,840
Kintetsu Group Holdings Co. Ltd.	641,700	27,978,191
Kirin Holdings Co. Ltd.	1,051,900	25,033,732
Kyowa Hakko Kirin Co. Ltd.	285,800	5,462,317
Kyushu Electric Power Co. Inc.	1,316,900	16,287,305
Kyushu Railway Co.	1,824,700	62,203,777
Lawson Inc.	781,200	48,165,506
Maruichi Steel Tube Ltd.	299,500	9,604,475
McDonald’s Holdings Co. Japan Ltd.	969,300	42,885,046

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	455,800	$35,222,622
Mitsubishi Tanabe Pharma Corp.	2,937,200	45,908,088
Mizuho Financial Group Inc.	18,986,500	31,298,154
Nagoya Railroad Co. Ltd.	1,639,000	43,373,335
NEC Corp.	1,094,300	36,701,231
NH Foods Ltd.	160,500	6,341,542
Nippon Building Fund Inc.	15,459	100,001,250
Nippon Prologis REIT Inc.	26,784	58,450,795
Nippon Telegraph & Telephone Corp.	2,479,300	106,411,930
Nissan Motor Co. Ltd.	11,187,500	95,273,132
Nissin Foods Holdings Co. Ltd.	839,300	53,290,113
Nitori Holdings Co. Ltd.	271,800	35,364,219
Nomura Real Estate Master Fund Inc.	35,264	50,516,012
NTT DOCOMO Inc.	6,019,400	144,110,509
Ono Pharmaceutical Co. Ltd.	781,000	17,011,490
Oriental Land Co. Ltd./Japan	622,100	63,621,915
Osaka Gas Co. Ltd.	323,600	6,383,986
Otsuka Corp.	212,200	6,843,903
Otsuka Holdings Co. Ltd.	918,600	37,586,381
Park24 Co. Ltd.	766,100	18,253,214
Ryohin Keikaku Co. Ltd.	45,700	10,791,969
Sankyo Co. Ltd.	681,100	26,347,799
Secom Co. Ltd.	580,400	48,536,437
Seven & i Holdings Co. Ltd.	923,800	40,226,851
Shimamura Co. Ltd.	307,700	26,605,320
Shimano Inc.	74,300	10,390,940
Shionogi & Co. Ltd.	380,300	23,363,832
Suntory Beverage & Food Ltd.	1,611,500	71,298,103
Taisho Pharmaceutical Holdings Co. Ltd.	491,300	49,703,326
Takashimaya Co. Ltd.	297,600	4,036,181
Takeda Pharmaceutical Co. Ltd.	754,000	30,408,031
Terumo Corp.	174,900	9,976,837
Tobu Railway Co. Ltd.	1,064,500	30,028,623
Toho Co. Ltd./Tokyo	285,800	10,412,543
Tokyo Gas Co. Ltd.	903,700	23,736,345
Toray Industries Inc.	1,206,800	8,947,596
Toyo Suisan Kaisha Ltd.	1,326,700	47,604,185
Tsuruha Holdings Inc.	85,600	7,896,940
Unicharm Corp.	367,200	11,316,630
United Urban Investment Corp.	44,640	71,248,443
USS Co. Ltd.	306,400	5,360,522
West Japan Railway Co.	461,100	33,636,616
Yakult Honsha Co. Ltd	61,000	4,052,467
Yamada Denki Co. Ltd.	9,251,300	45,563,694
Yamaguchi Financial Group Inc.	727,700	7,402,039
Yamazaki Baking Co. Ltd.	433,100	8,476,551

		3,051,977,641

Netherlands — 1.1%
Heineken NV	225,457	20,276,948
Koninklijke Ahold Delhaize NV	2,326,419	61,450,704
NN Group NV	399,303	16,916,008
NXP Semiconductors NV	102,342	8,906,824
Unilever NV, CVA	98,693	5,282,324

		112,832,808

New Zealand — 0.7%
Auckland International Airport Ltd.	1,371,522	6,991,965
Fisher & Paykel Healthcare Corp. Ltd.	944,286	8,226,258
Meridian Energy Ltd.	7,632,329	18,634,120
Ryman Healthcare Ltd.	1,365,346	9,924,603

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	8,624,030	$24,255,501

		68,032,447

Norway — 0.6%
Gjensidige Forsikring ASA	926,888	15,988,226
Mowi ASA(a)	832,943	18,352,730
Orkla ASA	1,166,880	9,405,966
Telenor ASA	759,600	14,374,101

		58,121,023

Singapore — 4.0%
Ascendas REIT	4,999,400	10,187,302
CapitaLand Mall Trust	25,878,300	46,188,912
DBS Group Holdings Ltd.	3,397,300	60,434,623
Oversea-Chinese Banking Corp. Ltd.(c)	9,255,499	79,225,667
SATS Ltd.	7,449,300	26,813,380
Singapore Airlines Ltd.	7,889,400	56,618,979
Singapore Exchange Ltd.	1,190,400	6,763,586
Singapore Technologies Engineering Ltd.	2,205,200	6,100,728
Singapore Telecommunications Ltd.	30,431,200	68,346,576
United Overseas Bank Ltd.	2,368,600	44,372,167
Wilmar International Ltd.	4,853,600	12,019,848

		417,071,768

Spain — 0.1%
Red Electrica Corp. SA	498,488	11,496,996

Sweden — 1.2%
Hennes & Mauritz AB, Class B	648,607	10,079,764
ICA Gruppen AB(c)	487,831	17,146,675
Svenska Handelsbanken AB, Class A	478,000	5,188,273
Swedbank AB, Class A	627,711	14,230,128
Swedish Match AB	805,424	36,028,085
Telia Co. AB	10,095,302	43,941,860

		126,614,785

Switzerland — 13.7%
Baloise Holding AG, Registered	352,524	54,614,393
Barry Callebaut AG, Registered	16,368	27,882,189
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8,928	56,919,262
Chocoladefabriken Lindt & Spruengli AG, Registered	332	24,428,989
Cie. Financiere Richemont SA, Registered	77,771	5,363,463
Givaudan SA, Registered	39,792	96,582,135
Kuehne + Nagel International AG, Registered	698,356	94,606,437
Nestle SA, Registered	1,797,976	156,654,617
Novartis AG, Registered	1,699,879	148,210,396
Partners Group Holding AG	101,453	69,793,038
Roche Holding AG,NVS	570,858	151,877,804
Schindler Holding AG, Registered	41,971	8,867,172
Sonova Holding AG, Registered	124,345	23,337,405
Swiss Life Holding AG, Registered	160,959	66,405,119
Swiss Prime Site AG, Registered	639,972	54,282,475
Swiss Re AG	1,253,150	120,224,591
Swisscom AG, Registered	291,505	139,861,284
Zurich Insurance Group AG	366,726	115,218,722

		1,415,129,491

United Kingdom — 12.2%
Admiral Group PLC	895,280	24,390,090
AstraZeneca PLC	989,035	71,972,776
BAE Systems PLC	6,438,418	43,346,483
Berkeley Group Holdings PLC	150,145	7,412,485
BP PLC	1,802,858	12,334,535

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	636,273	$22,489,799
BT Group PLC	7,253,870	22,175,852
Bunzl PLC	255,283	8,059,490
Burberry Group PLC	486,346	11,525,348
Carnival PLC	560,634	31,770,902
Centrica PLC	2,568,713	4,608,975
Coca-Cola European Partners PLC(a)	487,391	23,190,064
Compass Group PLC	4,411,791	94,625,928
Croda International PLC	180,227	11,429,610
Diageo PLC	2,709,060	103,398,829
Direct Line Insurance Group PLC	13,916,422	61,637,516
Experian PLC	257,761	6,483,052
GlaxoSmithKline PLC	5,179,412	100,645,457
HSBC Holdings PLC	7,239,143	60,840,737
Imperial Brands PLC	802,079	26,641,149
Kingfisher PLC	6,213,611	18,202,821
Marks & Spencer Group PLC	6,374,597	24,217,223
National Grid PLC	8,673,580	94,152,537
Pearson PLC	878,443	10,469,265
Persimmon PLC	184,054	5,750,205
Reckitt Benckiser Group PLC	250,811	19,343,760
RELX PLC	3,843,671	85,272,103
Royal Dutch Shell PLC, Class A	939,570	29,193,318
Royal Mail PLC	5,673,776	20,009,831
RSA Insurance Group PLC	5,629,511	37,974,591
Severn Trent PLC	620,075	16,301,321
Smith & Nephew PLC	3,015,185	56,916,775
SSE PLC	2,006,836	30,886,747
Taylor Wimpey PLC	2,914,119	6,330,825
Unilever PLC	226,942	11,894,964
United Utilities Group PLC	1,391,529	15,207,687
Vodafone Group PLC	19,477,524	35,506,570

		1,266,609,620

Total Common Stocks — 99.5% (Cost: $9,892,651,879)		10,309,720,720

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	46,622,153	46,636,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	3,567,240	3,567,240

		50,203,380

Total Short-Term Investments — 0.5% (Cost: $50,192,695)		50,203,380

Total Investments in Securities — 100.0% (Cost: $9,942,844,574)		10,359,924,100

Other Assets, Less Liabilities — (0.0)%		(4,101,319)

Net Assets — 100.0%		$10,355,822,781

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	57,454,115	(10,831,962)	46,622,153	$46,636,140	$712,024	(b)	$14,412		$(3,018)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,114,689	(5,547,449)	3,567,240	3,567,240	125,068		—		—

				$50,203,380	$837,092		$14,412		$(3,018)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	94	03/21/19	$9,945	$342,287
Euro STOXX 50 Index	338	03/15/19	12,225	540,358
FTSE 100 Index	128	03/15/19	11,622	338,598
TOPIX Index	83	03/07/19	11,959	418,786

				$1,640,029

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity
Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,640,029

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(9,275,928)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,922,208

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,444,948

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,309,720,720	$—	$—	$10,309,720,720
Money Market Funds	50,203,380	—	—	50,203,380

	$10,359,924,100	$—	$—	$10,359,924,100

Derivative financial instruments(a)
Assets
Futures Contracts	$1,640,029	$—	$—	$1,640,029

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.4%
ANDRITZ AG	326	$16,130
Erste Group Bank AG	1,519	52,986
OMV AG	1,287	64,092

		133,208

Belgium — 4.9%
Ageas	1,951	90,845
Anheuser-Busch InBev SA/NV	978	74,750
Colruyt SA	4,223	304,018
Groupe Bruxelles Lambert SA	4,532	427,772
Proximus SADP	10,695	287,287
UCB SA	3,904	338,840

		1,523,512

Denmark — 5.7%
Carlsberg A/S, Class B	1,339	153,390
Chr Hansen Holding A/S	1,224	116,251
Coloplast A/S, Class B	2,886	263,988
DSV A/S	3,291	262,697
H Lundbeck A/S	1,327	58,265
ISS A/S	3,188	90,272
Novo Nordisk A/S, Class B	5,134	240,016
Orsted A/S(a)	4,423	318,798
Pandora A/S	685	29,729
Tryg A/S	9,035	230,912

		1,764,318

Finland — 3.7%
Elisa OYJ	7,883	330,607
Fortum OYJ	5,831	132,611
Kone OYJ, Class B	1,429	69,507
Neste OYJ	1,205	110,808
Nokia OYJ	3,710	23,448
Nordea Bank Abp	2,678	24,323
Sampo OYJ, Class A	10,309	472,807

		1,164,111

France — 13.4%
Aeroports de Paris, NVS	1,382	265,142
Air Liquide SA	1,501	182,480
Covivio	2,194	224,813
Danone SA, NVS	2,924	213,051
Dassault Aviation SA, NVS	47	70,163
Dassault Systemes SE, NVS	744	93,523
EssilorLuxottica SA, NVS	3,338	423,810
Eutelsat Communications SA	1,049	22,268
Gecina SA	924	135,923
Getlink SE, NVS	11,187	164,051
Hermes International, NVS	703	423,011
L’Oreal SA	1,258	303,278
LVMH Moet Hennessy Louis Vuitton SE, NVS	65	20,865
Orange SA, NVS	16,006	249,228
Pernod Ricard SA, NVS	1,652	274,860
Sanofi, NVS	5,083	442,219
SCOR SE	733	30,884
Societe BIC SA, NVS	496	49,828
Sodexo SA, NVS	1,005	104,940
Suez	1,203	15,440
Thales SA, NVS	2,446	271,292
TOTAL SA, NVS	3,203	176,340

		4,157,409

Security	Shares	Value

Germany — 11.6%
adidas AG	396	$94,377
Allianz SE, Registered	661	140,255
Axel Springer SE	1,595	97,732
Beiersdorf AG	1,913	191,630
Deutsche Boerse AG	389	51,889
Deutsche Telekom AG, Registered	26,462	430,862
Deutsche Wohnen SE	798	39,914
Fraport AG Frankfurt Airport Services Worldwide	1,521	120,319
Fresenius Medical Care AG & Co. KGaA	2,569	189,720
Fresenius SE & Co. KGaA	271	14,086
Hannover Rueck SE	1,614	233,165
Henkel AG & Co. KGaA	1,824	167,541
Innogy SE, New(a)	7,855	373,147
Merck KGaA	2,699	283,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,078	463,766
QIAGEN NV(b)	1,278	47,219
RTL Group SA	2,712	148,624
SAP SE	3,042	315,021
Symrise AG	504	41,986
Telefonica Deutschland Holding AG	11,571	40,628
TUI AG	1,017	15,438
Uniper SE	3,926	113,839

		3,614,778

Ireland — 2.2%
AIB Group PLC	11,207	50,152
Kerry Group PLC, Class A	4,317	442,103
Kingspan Group PLC	980	40,145
Paddy Power Betfair PLC	165	13,528
Ryanair Holdings PLC, ADR, NVS(b)	1,824	129,504

		675,432

Italy — 1.0%
Snam SpA	24,062	115,133
Terna Rete Elettrica Nazionale SpA	29,902	184,319

		299,452

Netherlands — 4.3%
Akzo Nobel NV	1,028	88,893
Heineken Holding NV	2,217	192,827
Heineken NV	3,335	299,940
Koninklijke Ahold Delhaize NV	10,123	267,392
Koninklijke DSM NV	168	15,727
Koninklijke KPN NV	9,270	28,581
NN Group NV	1,818	77,018
NXP Semiconductors NV	503	43,776
Unilever NV, CVA	4,566	244,385
Wolters Kluwer NV	1,197	74,718

		1,333,257

Norway — 3.5%
DNB ASA	1,026	18,191
Equinor ASA	12,196	279,146
Gjensidige Forsikring ASA	11,927	205,733
Mowi ASA(b)	7,510	165,473
Orkla ASA	16,571	133,575
Telenor ASA	12,203	230,921
Yara International ASA	1,333	55,086

		1,088,125

Spain — 2.9%
Aena SME SA(a)	277	47,931
Endesa SA	9,978	249,823

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Iberdrola SA	33,838	$279,557
Iberdrola SA, New	572	4,722
Industria de Diseno Textil SA	6,552	183,065
Red Electrica Corp. SA	5,942	137,045

		902,143

Sweden — 3.6%
Assa Abloy AB, Class B	4,628	86,066
Essity AB, Class B	729	20,160
Hennes & Mauritz AB, Class B	6,435	100,004
Hexagon AB, Class B	353	17,230
ICA Gruppen AB	3,473	122,072
Investor AB, Class B	2,404	105,516
L E Lundbergforetagen AB, Class B	2,177	67,134
Svenska Handelsbanken AB, Class A	6,827	74,101
Swedbank AB, Class A	2,084	47,244
Swedish Match AB	1,416	63,340
Tele2 AB, Class B	2,912	36,339
Telefonaktiebolaget LM Ericsson, Class B	2,644	23,485
Telia Co. AB	80,764	351,542

		1,114,233

Switzerland — 19.1%
Baloise Holding AG, Registered	1,512	234,245
Barry Callebaut AG, Registered	82	139,684
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	41	261,390
Chocoladefabriken Lindt & Spruengli AG, Registered	1	73,581
Cie. Financiere Richemont SA, Registered	229	15,793
Geberit AG, Registered	143	55,940
Givaudan SA, Registered	156	378,639
Kuehne + Nagel International AG, Registered	2,850	386,090
Nestle SA, Registered	5,464	476,069
Novartis AG, Registered	5,159	449,807
Pargesa Holding SA, Bearer	444	35,064
Partners Group Holding AG	348	239,401
Roche Holding AG, NVS	1,833	487,673
Schindler Holding AG, Registered	667	140,917
SGS SA, Registered	131	316,243
Sonova Holding AG, Registered	743	139,448
Swiss Life Holding AG, Registered	796	328,397
Swiss Prime Site AG, Registered	4,605	390,597
Swiss Re AG	4,509	432,584
Swisscom AG, Registered	992	475,952
Zurich Insurance Group AG	1,499	470,959

		5,928,473

United Kingdom — 23.2%
Admiral Group PLC	6,273	170,895
Associated British Foods PLC	488	15,330
AstraZeneca PLC	5,698	414,648
BAE Systems PLC	34,938	235,219
BP PLC	25,954	177,568
British American Tobacco PLC	2,611	92,289
British Land Co. PLC(The)	4,921	37,118
BT Group PLC	42,668	130,441
Bunzl PLC	1,125	35,517
Burberry Group PLC	948	22,466

Security	Shares	Value

United Kingdom (continued)
Carnival PLC	1,107	$62,733
Centrica PLC	38,204	68,549
Coca-Cola European Partners PLC(b)	4,373	208,067
Compass Group PLC	20,995	450,310
Croda International PLC	524	33,231
Diageo PLC	12,652	482,899
Direct Line Insurance Group PLC	50,289	222,736
easyJet PLC	1,100	18,290
Experian PLC	5,150	129,530
GlaxoSmithKline PLC	22,509	437,391
HSBC Holdings PLC	40,615	341,345
Imperial Brands PLC	2,342	77,790
Kingfisher PLC	10,587	31,015
Land Securities Group PLC	13,746	156,447
Marks &Spencer Group PLC	29,072	110,445
National Grid PLC	42,448	460,777
Next PLC	307	19,574
Pearson PLC	2,314	27,578
Reckitt Benckiser Group PLC	1,387	106,972
RELX PLC	20,101	445,942
Rolls-Royce Holdings PLC	1,499	17,439
Royal Dutch Shell PLC, Class A	12,619	392,084
Royal Mail PLC	17,556	61,915
RSA Insurance Group PLC	11,765	79,362
Segro PLC	13,452	114,490
Severn Trent PLC	5,371	141,200
Smith & Nephew PLC	16,424	310,031
SSE PLC	15,637	240,665
Unilever PLC	5,159	270,404
United Utilities Group PLC	16,451	179,789
Vodafone Group PLC	78,742	143,543
Whitbread PLC	263	16,907

		7,190,941

Total Common Stocks — 99.5% (Cost: $31,647,799)		30,889,392

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	6,245	6,245

Total Short-Term Investments — 0.0% (Cost: $6,245)		6,245

Total Investments in Securities — 99.5% (Cost: $31,654,044)		30,895,637

Other Assets, Less Liabilities — 0.5%		155,366

Net Assets — 100.0%		$31,051,003

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$64	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216	29	6,245	6,245	154		—		—

				$6,245	$218		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,884,670	$4,722	$—	$30,889,392
Money Market Funds	6,245	—	—	6,245

	$30,890,915	$4,722	$—	$30,895,637

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	1,500	$39,922

Airlines — 2.6%
ANA Holdings Inc.	10,500	386,695
Japan Airlines Co. Ltd.	12,500	455,297

		841,992

Auto Components — 1.5%
Aisin Seiki Co. Ltd.	2,500	98,548
Bridgestone Corp.	7,500	288,615
Denso Corp.	1,000	45,833
Sumitomo Electric Industries Ltd.	1,500	21,316
Sumitomo Rubber Industries Ltd.	2,500	34,664

		488,976

Automobiles — 4.8%
Honda Motor Co. Ltd.	8,000	238,831
Mazda Motor Corp.	1,500	16,526
Mitsubishi Motors Corp.	3,000	18,552
Nissan Motor Co. Ltd.	57,500	489,672
Subaru Corp.	3,500	82,073
Suzuki Motor Corp.	5,000	260,682
Toyota Motor Corp.	7,500	460,006

		1,566,342

Banks — 6.8%
Aozora Bank Ltd.	10,000	307,820
Japan Post Bank Co. Ltd.	41,000	477,322
Mitsubishi UFJ Financial Group Inc.	33,000	176,962
Mizuho Financial Group Inc.	288,000	474,751
Resona Holdings Inc.	31,000	156,638
Seven Bank Ltd.	29,500	87,825
Sumitomo Mitsui Financial Group Inc.	10,500	390,265
Yamaguchi Financial Group Inc.	17,500	178,007

		2,249,590

Beverages — 2.7%
Asahi Group Holdings Ltd.	7,500	313,218
Coca-Cola Bottlers Japan Holdings Inc.	500	15,414
Kirin Holdings Co. Ltd.	10,000	237,986
Suntory Beverage & Food Ltd.	7,000	309,703

		876,321

Building Products — 0.3%
Daikin Industries Ltd.	1,000	108,104

Chemicals — 1.5%
Asahi Kasei Corp.	2,500	27,382
Shin-Etsu Chemical Co. Ltd.	1,500	126,473
Teijin Ltd.	5,000	86,281
Toray Industries Inc.	36,000	266,915

		507,051

Commercial Services & Supplies — 2.3%
Dai Nippon Printing Co. Ltd.	3,500	80,915
Park24 Co. Ltd.	8,000	190,609
Secom Co. Ltd.	5,500	459,942
Toppan Printing Co. Ltd.	1,500	24,548

		756,014

Construction & Engineering — 0.5%
Obayashi Corp.	6,500	61,697
Taisei Corp.	2,500	117,385

		179,082

Security	Shares	Value

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	3,500	$91,367

Diversified Telecommunication Services — 1.3%
Nippon Telegraph & Telephone Corp.	10,000	429,202

Electric Utilities — 2.5%
Chubu Electric Power Co. Inc.	7,000	110,599
Chugoku Electric Power Co. Inc. (The)	22,000	300,597
Kansai Electric Power Co. Inc. (The)	3,500	53,193
Kyushu Electric Power Co. Inc.	13,500	166,967
Tohoku Electric Power Co. Inc.	7,500	101,443
Tokyo Electric Power Co. Holdings Inc.(a)	13,500	82,987

		815,786

Electrical Equipment — 0.4%
Mitsubishi Electric Corp.	1,000	12,547
Nidec Corp.	1,100	131,701

		144,248

Electronic Equipment, Instruments & Components — 0.8%
Hamamatsu Photonics KK	2,500	89,360
Hirose Electric Co. Ltd.	520	55,713
Keyence Corp.	200	102,655

		247,728

Entertainment — 0.8%
Konami Holdings Corp.	1,500	69,053
Nintendo Co. Ltd.	200	62,170
Toho Co. Ltd./Tokyo	4,000	145,732

		276,955

Equity Real Estate Investment Trusts (REITs) — 9.2%
Daiwa House REIT Investment Corp.	130	306,037
Japan Prime Realty Investment Corp.	75	305,637
Japan Real Estate Investment Corp.	80	468,988
Japan Retail Fund Investment Corp.	200	409,814
Nippon Building Fund Inc.	75	485,160
Nippon Prologis REIT Inc.	190	414,638
Nomura Real Estate Master Fund Inc.	190	272,177
United Urban Investment Corp.	230	367,095

		3,029,546

Food & Staples Retailing — 3.8%
Aeon Co. Ltd.	6,500	131,905
FamilyMart UNY Holdings Co. Ltd.	1,000	116,880
Lawson Inc.	7,000	431,591
Seven & i Holdings Co. Ltd.	10,500	457,222
Sundrug Co. Ltd.	1,000	31,930
Tsuruha Holdings Inc.	1,000	92,254

		1,261,782

Food Products — 3.7%
Ajinomoto Co. Inc.	10,500	181,480
Calbee Inc.	1,500	48,102
MEIJI Holdings Co. Ltd.	2,600	200,919
NH Foods Ltd.	4,500	177,800
Nisshin Seifun Group Inc.	3,500	70,463
Nissin Foods Holdings Co. Ltd.	3,000	190,481
Toyo Suisan Kaisha Ltd.	6,000	215,290
Yamazaki Baking Co. Ltd.	7,500	146,789

		1,231,324

Gas Utilities — 1.9%
Osaka Gas Co. Ltd.	16,500	325,512
Toho Gas Co. Ltd.	500	21,387

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Tokyo Gas Co. Ltd.	10,000	$262,657

		609,556

Health Care Equipment & Supplies — 1.1%
Hoya Corp.	3,000	173,610
Terumo Corp.	3,000	171,130

		344,740

Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	1,000	23,063
Suzuken Co. Ltd./Aichi Japan	2,000	104,751

		127,814

Health Care Technology — 0.0%
M3 Inc.	1,000	14,380

Hotels, Restaurants & Leisure — 2.8%
McDonald’s Holdings Co. Japan Ltd.	11,000	486,677
Oriental Land Co. Ltd./Japan	4,200	429,532

		916,209

Household Durables — 2.2%
Casio Computer Co. Ltd.	6,500	86,424
Nikon Corp.	7,000	119,893
Panasonic Corp.	8,500	82,946
Rinnai Corp.	1,500	99,237
Sekisui House Ltd.	13,000	194,230
Sony Corp.	3,000	150,703

		733,433

Household Products — 0.6%
Lion Corp.	2,500	51,985
Unicharm Corp.	4,500	138,684

		190,669

Industrial Conglomerates — 0.8%
Keihan Holdings Co. Ltd.	4,500	185,450
Toshiba Corp.	2,000	63,126

		248,576

Insurance — 2.7%
Japan Post Holdings Co. Ltd.	39,500	485,266
MS&AD Insurance Group Holdings Inc.	3,000	89,148
Sompo Holdings Inc.	1,000	37,545
Sony Financial Holdings Inc.	3,000	56,869
Tokio Marine Holdings Inc.	4,500	219,645

		888,473

Interactive Media & Services — 0.5%
Yahoo Japan Corp.	57,000	153,460

Internet & Direct Marketing Retail — 0.2%
Rakuten Inc.(a)	9,500	71,492

IT Services — 1.2%
Fujitsu Ltd.	1,500	100,395
Nomura Research Institute Ltd.	580	23,663
NTT Data Corp.	13,500	160,765
Otsuka Corp.	3,000	96,756

		381,579

Leisure Products — 2.2%
Bandai Namco Holdings Inc.	3,500	154,208
Sankyo Co. Ltd.	8,500	328,816
Sega Sammy Holdings Inc.	5,000	70,293
Shimano Inc.	1,100	153,836

Security	Shares	Value

Leisure Products (continued)
Yamaha Corp.	500	$21,869

		729,022

Machinery — 1.5%
FANUC Corp.	1,000	168,703
Hoshizaki Corp.	1,000	70,936
Komatsu Ltd.	1,000	25,374
Kurita Water Industries Ltd.	1,000	25,361
Makita Corp.	2,000	70,753
Mitsubishi Heavy Industries Ltd.	3,000	115,860

		476,987

Media — 0.5%
Dentsu Inc.	3,000	142,240
Hakuhodo DY Holdings Inc.	1,500	23,018

		165,258

Multiline Retail — 0.8%
Don Quijote Holdings Co. Ltd.	1,000	58,164
Ryohin Keikaku Co. Ltd.	500	118,074
Takashimaya Co. Ltd.	6,500	88,156

		264,394

Oil, Gas & Consumable Fuels — 0.4%
Idemitsu Kosan Co. Ltd.	500	17,619
Inpex Corp.	4,500	43,231
JXTG Holdings Inc.	15,000	81,788

		142,638

Personal Products — 1.0%
Kao Corp.	4,000	281,981
Shiseido Co. Ltd.	500	29,748

		311,729

Pharmaceuticals — 6.5%
Astellas Pharma Inc.	30,000	443,674
Chugai Pharmaceutical Co. Ltd.	3,000	176,973
Daiichi Sankyo Co. Ltd.	4,000	138,455
Eisai Co. Ltd.	500	38,680
Kyowa Hakko Kirin Co. Ltd.	2,500	47,781
Mitsubishi Tanabe Pharma Corp.	15,000	234,448
Ono Pharmaceutical Co. Ltd.	3,000	65,345
Otsuka Holdings Co. Ltd.	5,000	204,585
Santen Pharmaceutical Co. Ltd.	2,000	27,548
Shionogi & Co. Ltd.	3,500	215,023
Sumitomo Dainippon Pharma Co. Ltd.	1,000	23,394
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	151,750
Takeda Pharmaceutical Co. Ltd.	9,000	362,961

		2,130,617

Professional Services — 0.2%
Recruit Holdings Co. Ltd.	2,500	66,905

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd.	500	69,581

Road & Rail — 10.0%
Central Japan Railway Co.	2,500	539,603
East Japan Railway Co.	4,700	435,321
Hankyu Hanshin Holdings Inc.	7,500	267,390
Keikyu Corp.	1,000	17,008
Keio Corp.	2,000	114,858
Keisei Electric Railway Co. Ltd.	1,500	47,551
Kintetsu Group Holdings Co. Ltd.	6,500	283,401
Kyushu Railway Co.	11,000	374,988
Nagoya Railroad Co. Ltd.	15,500	410,181

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Odakyu Electric Railway Co. Ltd.	2,500	$56,166
Seibu Holdings Inc.	1,500	26,008
Tobu Railway Co. Ltd.	8,500	239,778
Tokyu Corp.	7,500	128,182
West Japan Railway Co.	5,000	364,743

		3,305,178

Semiconductors & Semiconductor Equipment — 0.2%
Tokyo Electron Ltd.	500	71,832

Software — 0.2%
Oracle Corp. Japan	1,000	72,774

Specialty Retail — 4.4%
ABC-Mart Inc.	5,000	286,686
Fast Retailing Co. Ltd.	200	91,574
Hikari Tsushin Inc.	1,000	159,699
Nitori Holdings Co. Ltd.	2,000	260,222
Shimamura Co. Ltd.	2,000	172,930
USS Co. Ltd.	4,000	69,981
Yamada Denki Co. Ltd.	85,000	418,634

		1,459,726

Technology Hardware, Storage & Peripherals — 3.5%
Canon Inc.	15,500	443,508
FUJIFILM Holdings Corp.	6,500	278,622
NEC Corp.	12,500	419,232
Ricoh Co. Ltd.	1,500	15,961

		1,157,323

Tobacco — 1.5%
Japan Tobacco Inc.	19,500	492,741

Trading Companies & Distributors — 2.8%
ITOCHU Corp.	11,000	201,291
Marubeni Corp.	7,000	54,454

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsubishi Corp.	7,500	$219,218
Mitsui & Co. Ltd.	18,000	293,163
Sumitomo Corp.	10,000	154,507

		922,633

Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	5,000	110,631

Wireless Telecommunication Services — 3.2%
KDDI Corp.	18,500	462,883
NTT DOCOMO Inc.	21,000	502,761
SoftBank Group Corp.	1,000	78,342

		1,043,986

Total Common Stocks — 99.7% (Cost: $33,291,130)		32,815,668

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	9,383	9,383

Total Short-Term Investments — 0.0% (Cost: $9,383)		9,383

Total Investments in Securities — 99.7% (Cost: $33,300,513)		32,825,051

Other Assets, Less Liabilities — 0.3%		95,455

Net Assets — 100.0%		$32,920,506

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	400,047	(400,047)	—	$—	$3,222	(b)	$36		$(28)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,545	7,838	9,383	9,383	167		—		—

				$9,383	$3,389		$36		$(28)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,815,668	$—	$—	$32,815,668
Money Market Funds	9,383	—	—	9,383

	$32,825,051	$—	$—	$32,825,051

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
General Dynamics Corp.	197,215	$33,757,292
Harris Corp.	569,581	87,248,418
L3 Technologies Inc.	79,346	15,621,640
Lockheed Martin Corp.	802,175	232,382,076
Northrop Grumman Corp.	290,995	80,183,672
Raytheon Co.	1,244,724	205,080,726
United Technologies Corp.	864,865	102,114,610

		756,388,434
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	1,006,472	87,331,576
Expeditors International of Washington Inc.	1,174,593	81,399,295
United Parcel Service Inc., Class B	143,268	15,100,447

		183,831,318
Banks — 0.8%
BB&T Corp.	211,923	10,341,843
M&T Bank Corp.	344,558	56,693,573
U.S. Bancorp	2,072,349	106,021,375

		173,056,791
Beverages — 3.3%
Brown-Forman Corp., Class B, NVS	372,788	17,614,233
Coca-Cola Co. (The)	6,493,233	312,519,304
Constellation Brands Inc., Class A	444,237	77,146,197
PepsiCo Inc.	2,590,598	291,882,677

		699,162,411
Capital Markets — 0.4%
CME Group Inc.	414,156	75,492,356

Chemicals — 0.8%
Ecolab Inc.	837,361	132,445,389
International Flavors & Fragrances Inc.	238,966	33,880,600

		166,325,989
Commercial Services & Supplies — 3.1%
Republic Services Inc.	3,841,759	294,701,333
Waste Connections Inc.	425,002	35,513,167
Waste Management Inc.	3,441,027	329,203,053

		659,417,553
Communications Equipment — 2.3%
Cisco Systems Inc.	3,944,677	186,543,775
F5 Networks Inc.(a)(b)	510,748	82,204,891
Juniper Networks Inc.	402,450	10,439,553
Motorola Solutions Inc.	1,754,211	205,084,808

		484,273,027
Containers & Packaging — 0.1%
Ball Corp.	280,916	14,686,288

Distributors — 0.2%
Genuine Parts Co.	408,191	40,745,626

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)	674,273	138,590,072

Diversified Telecommunication Services — 2.5%
AT&T Inc.	7,051,554	211,969,713
Verizon Communications Inc.	5,145,584	283,315,855
Zayo Group Holdings Inc.(a)	1,341,340	36,819,783

		532,105,351
Electric Utilities — 5.8%
Alliant Energy Corp.	518,571	23,060,852

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co. Inc.	1,315,994	$104,121,445
Duke Energy Corp.	2,741,387	240,638,951
Edison International	233,686	13,313,091
Evergy Inc.	1,015,236	58,193,328
Eversource Energy	779,966	54,137,440
NextEra Energy Inc.	1,497,640	268,047,607
PPL Corp.	442,196	13,849,579
Southern Co. (The)	4,558,915	221,563,269
Xcel Energy Inc.	4,263,244	223,223,456

		1,220,149,018
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	2,037,039	179,096,469
FLIR Systems Inc.	652,040	31,871,715

		210,968,184
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	577,074	25,512,442

Entertainment — 1.0%
Twenty-First Century Fox Inc., Class B	1,523,578	74,746,737
Walt Disney Co. (The)	1,171,653	130,662,742

		205,409,479
Equity Real Estate Investment Trusts (REITs) — 8.5%
American Tower Corp.	719,379	124,337,466
AvalonBay Communities Inc.	1,031,053	198,910,745
Boston Properties Inc.	101,107	13,332,980
Camden Property Trust	982,188	95,223,127
Crown Castle International Corp.	1,604,348	187,804,977
Digital Realty Trust Inc.	105,217	11,399,210
Duke Realty Corp.	1,097,283	32,084,555
Equinix Inc.	48,518	19,116,092
Equity Residential	2,320,429	168,370,328
Essex Property Trust Inc.	300,526	81,502,651
Extra Space Storage Inc.	131,078	12,925,601
Federal Realty Investment Trust	523,382	69,384,752
Invitation Homes Inc.	1,307,950	29,415,795
Mid-America Apartment Communities Inc.	469,456	47,546,504
National Retail Properties Inc.	988,763	52,117,698
Public Storage	1,011,009	214,859,633
Realty Income Corp.	2,062,178	141,651,007
Regency Centers Corp.	266,881	17,347,265
Simon Property Group Inc.	430,402	78,384,812
UDR Inc.	1,972,102	86,279,462
Ventas Inc.	656,155	42,315,436
Welltower Inc.	926,512	71,795,415

		1,796,105,511
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	204,306	43,850,197
Sysco Corp.	1,081,629	69,062,012
Walmart Inc.	1,357,344	130,074,275

		242,986,484
Food Products — 3.9%
Bunge Ltd.	233,140	12,839,020
Campbell Soup Co.	1,658,486	58,760,159
Conagra Brands Inc.	1,857,694	40,200,498
General Mills Inc.	267,348	11,880,945
Hershey Co. (The)	1,179,129	125,105,587
Hormel Foods Corp.	2,475,563	104,765,826
Ingredion Inc.	169,104	16,741,296
JM Smucker Co. (The)	444,044	46,571,335

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kellogg Co.	1,820,181	$107,408,881
Lamb Weston Holdings Inc.	477,912	34,553,038
McCormick & Co. Inc./MD, NVS	1,228,987	151,951,953
Mondelez International Inc., Class A	2,252,225	104,187,928
Tyson Foods Inc., Class A	186,222	11,530,866

		826,497,332
Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	718,085	52,405,844
Baxter International Inc.	2,183,563	158,286,482
Becton Dickinson and Co.	559,880	139,667,665
Boston Scientific Corp.(a)	2,010,488	76,700,117
Cooper Companies Inc. (The)(b)	240,738	67,108,125
Danaher Corp.	1,691,192	187,587,016
Medtronic PLC	2,250,987	198,964,741
Stryker Corp.	1,101,649	195,619,813
Varian Medical Systems Inc.(a)(b)	107,828	14,236,531
Zimmer Biomet Holdings Inc.	94,339	10,335,781

		1,100,912,115
Health Care Providers & Services — 4.5%
Anthem Inc.	380,350	115,246,050
Cigna Corp.	515,425	102,987,069
CVS Health Corp.	1,554,107	101,871,714
HCA Healthcare Inc.	371,514	51,800,197
Henry Schein Inc.(a)(b)	404,996	31,468,189
Humana Inc.	342,400	105,798,176
Laboratory Corp. of America Holdings(a)	677,619	94,426,208
Quest Diagnostics Inc.	508,906	44,452,939
UnitedHealth Group Inc.	827,257	223,524,842
Universal Health Services Inc., Class B(b)	476,610	63,165,123
WellCare Health Plans Inc.(a)(b)	64,344	17,789,829

		952,530,336
Health Care Technology — 0.0%
Cerner Corp.(a)	191,873	10,535,746

Hotels, Restaurants & Leisure — 3.3%
Aramark	1,081,292	35,628,571
Darden Restaurants Inc.	481,912	50,567,026
McDonald’s Corp.	1,711,764	306,029,168
Starbucks Corp.	1,819,582	123,986,318
Vail Resorts Inc.	71,867	13,529,682
Yum! Brands Inc.	1,789,835	168,208,693

		697,949,458
Household Durables — 0.2%
Garmin Ltd.	643,463	44,514,770

Household Products — 2.5%
Church & Dwight Co. Inc.	1,162,266	75,094,006
Clorox Co. (The)	666,476	98,891,709
Colgate-Palmolive Co.	1,038,217	67,151,876
Kimberly-Clark Corp.	588,164	65,509,706
Procter & Gamble Co. (The)	2,342,334	225,964,961

		532,612,258
Industrial Conglomerates — 0.3%
Honeywell International Inc.	488,539	70,168,857

Insurance — 9.1%
Aflac Inc.	3,115,882	148,627,570
Alleghany Corp.	18,160	11,469,130
Allstate Corp. (The)	1,444,501	126,928,303
American Financial Group Inc./OH	735,925	70,199,886

Security	Shares	Value

Insurance (continued)
Aon PLC	942,745	$147,285,051
Arch Capital Group Ltd.(a)(b)	5,158,511	151,402,298
Arthur J Gallagher & Co.	1,458,526	108,966,477
Chubb Ltd.	1,494,731	198,873,959
Cincinnati Financial Corp.	484,213	39,279,358
Everest Re Group Ltd.	338,450	74,137,472
Fidelity National Financial Inc.	784,923	28,382,816
Hartford Financial Services Group Inc. (The)	244,843	11,488,034
Markel Corp.(a)	143,890	151,589,554
Marsh & McLennan Companies Inc.	1,637,120	144,377,613
Progressive Corp. (The)	1,833,316	123,363,834
RenaissanceRe Holdings Ltd.	693,726	95,755,000
Travelers Companies Inc. (The)	814,037	102,194,205
Willis Towers Watson PLC	304,426	49,557,508
WR Berkley Corp.	1,778,994	136,786,849

		1,920,664,917
Interactive Media & Services — 0.1%
Facebook Inc., Class A(a)	118,803	19,803,272

Internet & Direct Marketing Retail — 0.1%
eBay Inc.(a)	382,292	12,864,126

IT Services — 9.9%
Accenture PLC, Class A	1,708,633	262,360,597
Automatic Data Processing Inc.	763,620	106,784,621
Broadridge Financial Solutions Inc.	651,464	65,687,115
Cognizant Technology Solutions Corp., Class A	1,389,081	96,791,164
Fidelity National Information Services Inc.	1,849,450	193,323,009
Fiserv Inc.(a)	3,613,754	299,688,619
International Business Machines Corp.	663,483	89,185,385
Jack Henry & Associates Inc.	1,340,172	178,979,971
Mastercard Inc., Class A	922,016	194,665,238
Paychex Inc.	2,512,045	177,852,786
VeriSign Inc.(a)(b)	448,797	75,967,868
Visa Inc., Class A	2,404,105	324,578,216
Worldpay Inc., Class A(a)(b)	425,573	35,526,834

		2,101,391,423
Leisure Products — 0.2%
Hasbro Inc.	422,108	38,226,100

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	390,799	96,007,590

Media — 1.1%
CBS Corp., Class B, NVS	204,216	10,100,523
Comcast Corp., Class A	2,998,091	109,640,188
Liberty Broadband Corp., Class C, NVS(a)(b)	221,643	18,844,088
Omnicom Group Inc.	665,858	51,857,021
Sirius XM Holdings Inc.(b)	6,544,615	38,155,106

		228,596,926
Metals & Mining — 1.6%
Newmont Mining Corp.	9,745,767	332,428,112

Mortgage Real Estate Investment — 1.8%
AGNC Investment Corp.	9,482,239	169,826,900
Annaly Capital Management Inc.	20,618,481	215,256,942

		385,083,842
Multi-Utilities — 2.5%
CMS Energy Corp.	923,250	48,138,255
Consolidated Edison Inc.	3,094,398	240,280,005
Dominion Energy Inc.	1,290,962	90,677,171

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	114,346	$13,464,242
Sempra Energy	104,436	12,216,923
WEC Energy Group Inc.	1,809,141	132,121,567

		536,898,163
Multiline Retail — 1.1%
Dollar General Corp.	1,181,571	136,388,740
Dollar Tree Inc.(a)	132,183	12,799,280
Nordstrom Inc.	331,639	15,391,366
Target Corp.	810,344	59,155,112

		223,734,498
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	917,822	105,228,292
Exxon Mobil Corp.	2,852,277	209,014,859
Occidental Petroleum Corp.	600,811	40,122,159
ONEOK Inc.	368,715	23,675,190

		378,040,500
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	675,903	33,369,331
Eli Lilly & Co.	1,308,896	156,884,274
Johnson & Johnson	2,189,385	291,363,356
Merck & Co. Inc.	2,896,993	215,623,189
Pfizer Inc.	7,365,864	312,680,927
Zoetis Inc.(b)	635,006	54,712,117

		1,064,633,194
Professional Services — 0.3%
Verisk Analytics Inc.(a)(b)	490,948	57,642,205

Road & Rail — 0.2%
AMERCO	106,750	38,713,955

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	532,597	25,095,971
Texas Instruments Inc.	112,359	11,312,304

		36,408,275
Software — 2.0%
CDK Global Inc.	261,879	12,808,502
Intuit Inc.	161,966	34,955,502
Microsoft Corp.	1,750,839	182,840,117
Oracle Corp.	2,158,781	108,435,570
Palo Alto Networks Inc.(a)	208,616	44,814,889
Synopsys Inc.(a)	328,727	30,686,665

		414,541,245
Specialty Retail — 4.0%
Advance Auto Parts Inc.	129,759	20,657,633
AutoZone Inc.(a)(b)	124,662	105,631,099
Burlington Stores Inc.(a)(b)	343,585	58,996,980
Home Depot Inc. (The)	955,448	175,353,372
O’Reilly Automotive Inc.(a)	124,099	42,771,961
Ross Stores Inc.	1,633,214	150,451,674

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	4,919,338	$244,638,679
Tractor Supply Co.	123,142	10,516,327
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	141,583	41,330,909

		850,348,634
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	365,791	60,882,254
Dell Technologies Inc., Class C(a)	214,449	10,420,077

		71,302,331
Textiles, Apparel & Luxury Goods — 0.9%
NIKE Inc., Class B	954,057	78,118,187
Tapestry Inc.	1,658,875	64,215,051
VF Corp.	592,888	49,903,383

		192,236,621
Tobacco — 1.1%
Altria Group Inc.	2,924,548	144,326,444
Philip Morris International Inc.	1,057,442	81,126,950

		225,453,394
Water Utilities — 0.0%
American Water Works Co. Inc.	122,995	11,766,932

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	452,319	31,490,449

Total Common Stocks — 99.8% (Cost: $19,208,812,088)		21,129,203,910

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	105,765,753	105,797,483
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	20,348,215	20,348,215

		126,145,698

Total Short-Term Investments — 0.6% (Cost: $126,122,372)		126,145,698

Total Investments in Securities — 100.4% (Cost: $19,334,934,460)		21,255,349,608

Other Assets, Less Liabilities — (0.4)%		(82,575,928)

Net Assets — 100.0%		$21,172,773,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	133,623,419	(27,857,666)	105,765,753	$105,797,483	$623,939	(b)	$(6,211)		$1,323
BlackRock Cash Funds: Treasury, SL Agency Shares	29,235,363	(8,887,148)	20,348,215	20,348,215	428,061		—		—

				$126,145,698	$1,052,000		$(6,211)		$1,323

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	454	03/15/19	$14,964	$962,943
S&P 500 E-Mini	190	03/15/19	25,693	1,081,540

				$2,044,483

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$2,044,483

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,313,486)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,262,757

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,676,443

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,129,203,910	$—	$—	$21,129,203,910
Money Market Funds	126,145,698	—	—	126,145,698

	$21,255,349,608	$—	$—	$21,255,349,608

Derivative financial instruments(a)
Assets
Futures Contracts	$2,044,483	$—	$—	$2,044,483

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	2,380	$89,677
BWX Technologies Inc.	10,005	464,432
HEICO Corp.	5,579	471,426
Hexcel Corp.	1,996	135,149
National Presto Industries Inc.	347	41,508

		1,202,192

Air Freight & Logistics — 0.1%
Forward Air Corp.	1,610	94,233

Airlines — 0.2%
Spirit Airlines Inc.(a)	3,077	180,989

Banks — 1.7%
Atlantic Capital Bancshares Inc.(a)	6,663	120,467
Bank of Hawaii Corp.	3,222	249,157
Blue Hills Bancorp. Inc.	6,229	147,253
Byline Bancorp Inc.(a)	4,220	79,716
Carolina Financial Corp.	2,127	73,637
CBTX Inc.(b)	1,304	42,054
First Bancshares Inc. (The)	3,365	109,060
First Mid-Illinois Bancshares Inc.	2,284	74,413
HarborOne Bancorp Inc.(a)	4,030	61,175
HomeTrust Bancshares Inc.	4,895	132,165
Independent Bank Corp./MI	5,010	111,022
National Commerce Corp.(a)	1,877	76,422
Nicolet Bankshares Inc.(a)	2,344	128,193
Old Line Bancshares Inc.	3,468	93,671
Popular Inc.	848	46,309

		1,544,714

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	306	76,243
Coca-Cola Bottling Co. Consolidated	362	78,119
MGP Ingredients Inc.(b)	642	46,089
National Beverage Corp.	526	44,100
Primo Water Corp.(a)	5,126	66,792

		311,343

Biotechnology — 0.2%
BioSpecifics Technologies Corp.(a)	1,489	96,755
Myriad Genetics Inc.(a)	1,428	40,256

		137,011

Building Products — 1.0%
Armstrong World Industries Inc.	1,320	89,813
CSW Industrials Inc.(a)	3,521	181,860
Masonite International Corp.(a)	2,162	123,666
PGT Innovations Inc.(a)	2,399	39,919
Simpson Manufacturing Co. Inc.	2,859	175,486
USG Corp.	7,387	318,749

		929,493

Capital Markets — 0.5%
Diamond Hill Investment Group Inc.	908	140,740
FactSet Research Systems Inc.	479	104,724
MarketAxess Holdings Inc.	551	118,338
Morningstar Inc.	382	47,425
Virtu Financial Inc., Class A	1,721	43,972

		455,199

Chemicals — 1.0%
Ashland Global Holdings Inc.	4,207	319,311

Security	Shares	Value

Chemicals (continued)
NewMarket Corp.	242	$97,064
Scotts Miracle-Gro Co. (The)	1,423	105,800
Sensient Technologies Corp.	1,081	67,865
Valvoline Inc.	13,761	304,256

		894,296

Commercial Services & Supplies — 2.4%
Advanced Disposal Services Inc.(a)	16,605	418,446
Brink’s Co. (The)	1,044	77,308
Casella Waste Systems Inc., Class A(a)	2,519	75,872
Cimpress NV(a)(b)	471	39,173
Ennis Inc.	6,941	137,709
Healthcare Services Group Inc.	4,272	186,345
Heritage-Crystal Clean Inc.(a)	2,730	69,888
KAR Auction Services Inc.	10,840	563,788
Kimball International Inc., Class B, NVS	9,929	140,297
SP Plus Corp.(a)	3,310	109,561
Stericycle Inc.(a)	2,907	128,141
Viad Corp.	3,135	165,215

		2,111,743

Communications Equipment — 2.1%
ADTRAN Inc.	8,936	130,287
ARRIS International PLC(a)	7,187	225,600
Ciena Corp.(a)	14,342	546,287
EchoStar Corp., Class A(a)	1,986	81,386
InterDigital Inc.	2,822	205,470
NetScout Systems Inc.(a)	7,656	198,520
Plantronics Inc.	1,380	53,530
ViaSat Inc.(a)	3,249	203,680
Viavi Solutions Inc.(a)	21,985	244,473

		1,889,233

Construction & Engineering — 0.3%
Arcosa Inc.	1,527	44,940
Comfort Systems USA Inc.	865	41,494
Primoris Services Corp.	2,867	57,197
Willscot Corp.(a)	8,670	88,867

		232,498

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	619	42,717

Consumer Finance — 0.4%
EZCORP Inc., Class A, NVS(a)	13,348	124,403
FirstCash Inc.	3,076	253,555

		377,958

Containers & Packaging — 1.6%
AptarGroup Inc.	6,713	665,393
Bemis Co. Inc.	4,624	225,836
Berry Global Group Inc.(a)	3,529	173,803
Silgan Holdings Inc.	7,413	204,747
Sonoco Products Co.	3,134	180,456

		1,450,235

Distributors — 0.3%
Pool Corp.	1,999	299,670

Diversified Consumer Services — 3.1%
Adtalem Global Education Inc.(a)	809	39,560
Bright Horizons Family Solutions Inc.(a)	6,711	777,067
Carriage Services Inc.	4,963	96,530
Graham Holdings Co., Class B	1,176	782,040
Grand Canyon Education Inc.(a)	2,138	198,706

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
K12 Inc.(a)	1,953	$61,539
Regis Corp.(a)	3,183	59,363
Service Corp. International/U.S.	10,692	458,901
ServiceMaster Global Holdings Inc.(a)	6,449	251,446

		2,725,152

Diversified Financial Services — 0.1%
Cannae Holdings Inc.(a)	3,769	72,892
FGL Holdings(a)	5,926	46,875

		119,767

Diversified Telecommunication Services — 0.1%
ATN International Inc.	858	63,990
Vonage Holdings Corp.(a)	4,319	39,346

		103,336

Electric Utilities — 3.7%
ALLETE Inc.	7,041	541,735
El Paso Electric Co.	6,486	340,645
Hawaiian Electric Industries Inc.	10,365	385,474
IDACORP Inc.	7,509	732,128
PNM Resources Inc.	12,204	519,768
Portland General Electric Co.	15,870	766,838

		3,286,588

Electronic Equipment, Instruments & Components — 0.9%
Badger Meter Inc.	2,160	114,026
Benchmark Electronics Inc.	1,954	49,671
Daktronics Inc.	6,573	49,495
Dolby Laboratories Inc., Class A	2,958	191,175
ePlus Inc.(a)	1,205	95,460
National Instruments Corp.	2,568	113,557
OSI Systems Inc.(a)	1,269	113,817
Plexus Corp.(a)	1,237	69,420

		796,621

Energy Equipment & Services — 0.2%
SEACOR Holdings Inc.(a)	2,751	113,864
Tidewater Inc.(a)	1,816	39,080

		152,944

Entertainment — 1.2%
Cinemark Holdings Inc.	5,377	220,027
Liberty Media Corp.-Liberty Braves, Class A(a)	2,507	68,040
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	7,725	208,266
Madison Square Garden Co. (The), Class A(a)	1,713	476,043
Zynga Inc., Class A(a)	12,867	57,644

		1,030,020

Equity Real Estate Investment Trusts (REITs) — 15.8%
Agree Realty Corp.	7,828	516,883
American Assets Trust Inc.	3,019	129,636
American Campus Communities Inc.	6,275	288,775
American Homes 4 Rent, Class A	28,371	627,283
Americold Realty Trust	14,619	428,629
Apartment Investment & Management Co., Class A	9,397	465,339
Apple Hospitality REIT Inc.	11,115	182,397
Columbia Property Trust Inc.	5,773	127,410
Cousins Properties Inc.	19,544	172,964
CubeSmart	12,272	379,818
Douglas Emmett Inc.	6,051	228,909
Easterly Government Properties Inc.	11,260	202,230
EastGroup Properties Inc.	1,374	142,154
Empire State Realty Trust Inc., Class A	27,657	427,577
Equity Commonwealth	32,535	1,052,833

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity LifeStyle Properties Inc.	10,713	$1,134,292
First Industrial Realty Trust Inc.	4,781	156,434
Four Corners Property Trust Inc.	16,656	470,365
Gaming and Leisure Properties Inc.	9,385	351,937
Healthcare Realty Trust Inc.	20,820	672,278
Healthcare Trust of America Inc., Class A	17,799	505,848
Highwoods Properties Inc.	3,804	168,593
InfraREIT Inc.(a)	2,379	50,197
iStar Inc.	6,322	60,628
JBG SMITH Properties	1,552	59,985
Lamar Advertising Co., Class A	696	51,817
Life Storage Inc.	2,920	286,948
LTC Properties Inc.	1,889	89,614
MGM Growth Properties LLC, Class A	18,181	563,611
Monmouth Real Estate Investment Corp.	3,125	42,938
National Health Investors Inc.	1,437	119,645
Paramount Group Inc.	4,319	62,539
Physicians Realty Trust	15,351	278,007
Piedmont Office Realty Trust Inc., Class A	5,182	100,324
PS Business Parks Inc.	3,905	566,967
Rayonier Inc.	6,383	194,299
Retail Opportunity Investments Corp.	4,550	79,944
Retail Properties of America Inc., Class A	11,514	145,537
Rexford Industrial Realty Inc.	7,501	252,034
STORE Capital Corp.	12,481	403,386
Sun Communities Inc.	11,063	1,215,934
Terreno Realty Corp.	6,100	246,074
VICI Properties Inc.	9,696	208,755
Washington REIT	1,696	42,994

		13,954,761

Food & Staples Retailing — 1.6%
Casey’s General Stores Inc.	4,144	533,250
PriceSmart Inc.	4,260	260,925
Sprouts Farmers Market Inc.(a)	9,012	216,108
U.S. Foods Holding Corp.(a)	6,437	217,055
Village Super Market Inc., Class A	2,221	59,723
Weis Markets Inc.	3,246	157,496

		1,444,557

Food Products — 4.7%
Calavo Growers Inc.	1,580	128,549
Cal-Maine Foods Inc.	5,145	217,016
Darling Ingredients Inc.(a)	5,179	110,157
Dean Foods Co.	15,443	64,397
Farmer Bros. Co.(a)	3,016	74,194
Flowers Foods Inc.	24,474	481,159
Fresh Del Monte Produce Inc.	5,811	185,836
Freshpet Inc.(a)(b)	3,018	108,558
Hain Celestial Group Inc. (The)(a)	2,004	36,733
Hostess Brands Inc.(a)	11,111	127,665
J&J Snack Foods Corp.	3,832	591,469
John B Sanfilippo & Son Inc.	2,229	152,129
Lancaster Colony Corp.	4,375	695,931
Landec Corp.(a)	4,098	52,004
Post Holdings Inc.(a)	2,931	272,055
Sanderson Farms Inc.(b)	2,124	261,464
Seaboard Corp.	63	243,443
Simply Good Foods Co. (The)(a)	9,331	184,661
Tootsie Roll Industries Inc.	4,683	162,266

		4,149,686

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 1.5%
New Jersey Resources Corp.	1,426	$69,161
Northwest Natural Holding Co.	6,449	403,707
ONE Gas Inc.	3,541	290,893
Spire Inc.	6,578	522,096

		1,285,857

Health Care Equipment & Supplies — 4.3%
AngioDynamics Inc.(a)	2,747	57,962
Atrion Corp.	398	296,844
CONMED Corp.	2,694	189,523
Globus Medical Inc., Class A(a)	4,210	189,660
Haemonetics Corp.(a)	2,635	260,628
Hill-Rom Holdings Inc.	3,366	336,667
ICU Medical Inc.(a)	1,121	278,905
Integra LifeSciences Holdings Corp.(a)	3,862	182,904
LivaNova PLC(a)	2,833	261,543
Masimo Corp.(a)	2,376	295,551
Meridian Bioscience Inc.	5,370	88,014
NuVasive Inc.(a)	1,381	69,243
NxStage Medical Inc.(a)	17,566	510,644
Orthofix Medical Inc.(a)	4,720	255,399
STERIS PLC	4,485	511,559

		3,785,046

Health Care Providers & Services — 4.1%
Acadia Healthcare Co. Inc.(a)	2,581	70,616
Addus HomeCare Corp.(a)	2,403	144,540
Amedisys Inc.(a)	1,737	227,825
Chemed Corp.	1,975	588,432
CorVel Corp.(a)	1,244	77,713
Encompass Health Corp.	7,986	533,784
Ensign Group Inc. (The)	2,687	117,073
LHC Group Inc.(a)	3,749	396,382
MEDNAX Inc.(a)	4,121	148,809
Molina Healthcare Inc.(a)	540	71,809
National HealthCare Corp.	2,456	197,290
Premier Inc., Class A(a)	14,031	558,294
Providence Service Corp. (The)(a)	3,081	197,615
RadNet Inc.(a)	6,002	81,927
Select Medical Holdings Corp.(a)	2,490	38,894
Tivity Health Inc.(a)	5,363	119,380
Triple-S Management Corp., Class B(a)	1,847	37,236

		3,607,619

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)	4,733	55,802
athenahealth Inc.(a)	724	97,552
Computer Programs & Systems Inc.	3,459	90,764
NextGen Healthcare Inc.(a)	5,634	99,609
Vocera Communications Inc.(a)	2,179	88,947

		432,674

Hotels, Restaurants & Leisure — 3.2%
BBX Capital Corp.	2,274	14,031
BJ’s Restaurants Inc.	1,896	94,478
Bloomin’ Brands Inc.	4,328	79,765
Carrols Restaurant Group Inc.(a)	5,249	45,299
Cheesecake Factory Inc. (The)	1,951	87,561
Choice Hotels International Inc.	1,719	136,076
Churchill Downs Inc.	1,023	94,095
Chuy’s Holdings Inc.(a)	4,605	104,626
Cracker Barrel Old Country Store Inc.	1,991	333,054
Del Taco Restaurants Inc.(a)	8,844	91,889

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Denny’s Corp.(a)	12,499	$221,107
Dine Brands Global Inc.	754	57,508
Dunkin’ Brands Group Inc.	4,284	292,983
El Pollo Loco Holdings Inc.(a)	5,482	90,398
Fiesta Restaurant Group Inc.(a)	3,079	45,754
Hilton Grand Vacations Inc.(a)	1,693	51,366
Jack in the Box Inc.	2,908	235,403
Lindblad Expeditions Holdings Inc.(a)	6,424	78,951
Monarch Casino & Resort Inc.(a)	2,002	86,566
Papa John’s International Inc.	1,071	45,293
Playa Hotels & Resorts NV(a)	11,114	87,578
Potbelly Corp.(a)	6,629	57,473
Ruth’s Hospitality Group Inc.	7,653	176,784
Texas Roadhouse Inc.	2,382	144,921
Wendy’s Co. (The)	4,548	78,771
Wingstop Inc.	698	45,824

		2,877,554

Household Durables — 0.1%
Helen of Troy Ltd.(a)	1,077	124,975

Household Products — 0.5%
Energizer Holdings Inc.	2,531	119,969
WD-40 Co.	1,594	289,710

		409,679

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	2,166	233,343

Insurance — 6.4%
American National Insurance Co.	598	83,236
AMERISAFE Inc.	110	6,535
Argo Group International Holdings Ltd.	5,124	341,976
Aspen Insurance Holdings Ltd.	10,001	417,342
Assured Guaranty Ltd.	1,659	67,289
Axis Capital Holdings Ltd.	4,745	254,095
Brown & Brown Inc.	27,290	741,196
Crawford & Co., Class A, NVS	5,055	48,376
Donegal Group Inc., Class A	3,417	45,002
EMC Insurance Group Inc.	1,384	45,506
Enstar Group Ltd.(a)	1,255	223,390
Erie Indemnity Co., Class A, NVS	4,791	701,307
Hanover Insurance Group Inc. (The)	3,463	394,920
James River Group Holdings Ltd.	1,515	58,434
Navigators Group Inc. (The)	5,524	385,575
Old Republic International Corp.	15,865	319,680
Protective Insurance Corp., Class B	2,522	46,480
Safety Insurance Group Inc.	3,704	304,876
State Auto Financial Corp.	2,849	96,866
Stewart Information Services Corp.	5,094	226,428
Third Point Reinsurance Ltd.(a)	4,335	45,561
United Insurance Holdings Corp.	2,749	44,864
White Mountains Insurance Group Ltd.	852	761,330

		5,660,264

Interactive Media & Services — 0.1%
Cars.com Inc.(a)	1,946	53,145

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings Inc., Class A(a)	4,603	188,677
Nutrisystem Inc.	1,260	54,697
Shutterfly Inc.(a)	1,870	85,945

		329,319

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 4.4%
Black Knight Inc.(a)	8,210	$403,850
Booz Allen Hamilton Holding Corp.	11,648	572,266
CACI International Inc., Class A(a)	1,315	219,842
Cass Information Systems Inc.	1,324	64,995
Conduent Inc.(a)	9,797	124,912
CoreLogic Inc.(a)	6,990	253,737
CSG Systems International Inc.	1,523	55,117
EVERTEC Inc.	1,722	47,648
ExlService Holdings Inc.(a)	7,712	443,440
Hackett Group Inc. (The)	6,778	121,936
ManTech International Corp./VA, Class A	1,755	98,929
MAXIMUS Inc.	11,100	778,443
NIC Inc.	8,317	136,399
Perficient Inc.(a)	2,575	65,688
Sykes Enterprises Inc.(a)	6,894	190,068
Travelport Worldwide Ltd.	6,847	107,224
Tucows Inc., Class A(a)	2,416	177,866

		3,862,360

Leisure Products — 0.6%
Acushnet Holdings Corp.	5,649	129,870
Callaway Golf Co.	15,430	251,355
Nautilus Inc.(a)	5,294	39,758
Sturm Ruger & Co. Inc.	1,704	92,834
Vista Outdoor Inc.(a)	3,700	36,926

		550,743

Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories Inc., Class A(a)	234	58,470
Bio-Techne Corp.	1,793	312,807
Charles River Laboratories International Inc.(a)	475	58,515
PRA Health Sciences Inc.(a)	459	48,640

		478,432

Machinery — 0.7%
Blue Bird Corp.(a)	3,177	63,127
Lindsay Corp.	922	79,181
Toro Co. (The)	4,801	285,660
Woodward Inc.	2,354	213,861

		641,829

Media — 2.9%
AMC Networks Inc., Class A(a)	3,315	208,646
Cable One Inc.	680	601,351
Emerald Expositions Events Inc.	4,739	67,294
GCI Liberty Inc., Class A(a)	4,208	214,187
Hemisphere Media Group Inc.(a)	4,601	61,009
John Wiley & Sons Inc., Class A	2,066	106,978
Loral Space & Communications Inc.(a)	2,904	104,863
MSG Networks Inc., Class A(a)(b)	3,832	85,837
New York Times Co. (The), Class A	4,337	111,504
Scholastic Corp., NVS	5,812	242,302
TechTarget Inc.(a)	3,108	45,066
Tribune Media Co., Class A	15,094	692,966

		2,542,003

Metals & Mining — 2.1%
Coeur Mining Inc.(a)	17,403	89,626
Hecla Mining Co.	37,044	100,019
McEwen Mining Inc.(b)	72,911	131,969
Royal Gold Inc.	17,547	1,533,081

		1,854,695

Security	Shares	Value

Mortgage Real Estate Investment — 7.3%
AG Mortgage Investment Trust Inc.	5,245	$94,515
Anworth Mortgage Asset Corp.	26,341	117,744
Apollo Commercial Real Estate Finance Inc.	29,648	539,594
Arbor Realty Trust Inc.	16,327	195,271
ARMOUR Residential REIT Inc.	11,227	235,992
Blackstone Mortgage Trust Inc., Class A	24,629	849,454
Capstead Mortgage Corp.	24,328	179,297
Chimera Investment Corp.	7,582	144,285
Dynex Capital Inc.	14,878	89,566
Granite Point Mortgage Trust Inc.	11,636	227,135
Invesco Mortgage Capital Inc.	9,194	148,023
Ladder Capital Corp.	12,393	214,523
MFA Financial Inc.	58,289	427,258
New Residential Investment Corp.	4,226	71,757
New York Mortgage Trust Inc.	19,251	120,896
PennyMac Mortgage Investment Trust(c)	15,722	318,213
Ready Capital Corp.	4,568	71,444
Redwood Trust Inc.	12,931	208,577
Starwood Property Trust Inc.	59,756	1,319,413
TPG RE Finance Trust Inc.	8,896	176,408
Two Harbors Investment Corp.	46,533	678,916

		6,428,281

Multi-Utilities — 2.5%
Avista Corp.	13,032	545,389
Black Hills Corp.	1,100	74,679
NorthWestern Corp.	7,298	466,415
Unitil Corp.	3,547	186,076
Vectren Corp.	13,229	957,515

		2,230,074

Multiline Retail — 0.4%
Big Lots Inc.	3,432	108,245
Dillard’s Inc., Class A	732	48,890
Ollie’s Bargain Outlet Holdings Inc.(a)	2,915	227,866

		385,001

Oil, Gas & Consumable Fuels — 0.3%
Arch Coal Inc., Class A	806	71,033
Centennial Resource Development Inc./DE, Class A(a)	2,752	36,244
Par Pacific Holdings Inc.(a)	2,743	44,601
Peabody Energy Corp.	1,709	61,011
Renewable Energy Group Inc.(a)	1,708	49,361

		262,250

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,043	41,146
Herbalife Nutrition Ltd.(a)(b)	1,946	116,176
USANA Health Sciences Inc.(a)	1,617	189,351

		346,673

Pharmaceuticals — 0.2%
Innoviva Inc.(a)	5,148	88,031
Phibro Animal Health Corp., Class A	1,659	51,794

		139,825

Professional Services — 1.7%
CBIZ Inc.(a)	10,647	208,681
Dun & Bradstreet Corp. (The)	3,487	504,709
Exponent Inc.	4,521	225,869
FTI Consulting Inc.(a)	963	65,792
Huron Consulting Group Inc.(a)	2,052	99,214
ICF International Inc.	4,895	322,679

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Kelly Services Inc., Class A, NVS	3,405	$76,272

		1,503,216

Real Estate Management & Development — 0.4%
FRP Holdings Inc.(a)	1,132	57,415
Howard Hughes Corp. (The)(a)	1,590	176,553
St. Joe Co. (The)(a)(b)	9,919	154,340

		388,308

Road & Rail — 0.8%
Heartland Express Inc.	11,745	235,018
Landstar System Inc.	4,797	487,279

		722,297

Semiconductors & Semiconductor Equipment — 0.2%
Mellanox Technologies Ltd.(a)	1,096	102,378
Rambus Inc.(a)	5,412	48,816

		151,194

Software — 2.3%
Bottomline Technologies de Inc.(a)	3,659	188,987
ChannelAdvisor Corp.(a)	5,360	57,620
Cision Ltd.(a)(b)	7,592	94,141
CommVault Systems Inc.(a)	862	56,952
Ellie Mae Inc.(a)(b)	694	52,605
Fair Isaac Corp.(a)	810	182,412
MicroStrategy Inc., Class A(a)	1,893	240,203
Model N Inc.(a)	6,384	92,632
Monotype Imaging Holdings Inc.	4,440	73,704
Progress Software Corp.	1,374	49,780
SPS Commerce Inc.(a)	1,844	163,489
Tyler Technologies Inc.(a)	2,534	479,407
Ultimate Software Group Inc. (The)(a)(b)	629	171,761
Verint Systems Inc.(a)	1,131	54,707
Workiva Inc.(a)	1,809	75,797

		2,034,197

Specialty Retail — 1.7%
American Eagle Outfitters Inc.	2,324	49,083
America’s Car-Mart Inc./TX(a)	1,037	72,548
AutoNation Inc.(a)	1,251	48,476
Caleres Inc.	2,731	81,493
Cato Corp. (The), Class A	2,738	40,659
Chico’s FAS Inc.	8,600	49,880
Children’s Place Inc. (The)	1,422	137,593
Citi Trends Inc.	2,640	54,094
Dick’s Sporting Goods Inc.	4,486	158,401
Five Below Inc.(a)	1,486	183,863
Hibbett Sports Inc.(a)	4,453	72,762
Michaels Companies Inc. (The)(a)	2,723	37,741
Monro Inc.	847	60,696
Murphy USA Inc.(a)	930	68,401
National Vision Holdings Inc.(a)	1,661	52,753
Sally Beauty Holdings Inc.(a)	4,912	84,585
Shoe Carnival Inc.	1,307	48,202
Urban Outfitters Inc.(a)	4,152	134,110
Winmark Corp.	678	104,514

		1,539,854

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s Inc.	3,259	270,171
Columbia Sportswear Co.	5,618	501,069

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Crocs Inc.(a)	2,841	$81,594
Deckers Outdoor Corp.(a)	1,934	248,422
Unifi Inc.(a)	1,671	35,743
Vera Bradley Inc.(a)(b)	4,221	37,778

		1,174,777

Thrifts & Mortgage Finance — 1.5%
Beneficial Bancorp. Inc.	3,151	49,124
Columbia Financial Inc.(a)	2,914	43,156
Flagstar Bancorp. Inc.(a)	6,778	209,101
Kearny Financial Corp./MD	24,008	308,263
Meridian Bancorp. Inc.	13,717	217,209
OceanFirst Financial Corp.	4,042	97,049
Oritani Financial Corp.	11,279	190,164
Walker & Dunlop Inc.	3,017	145,027
Waterstone Financial Inc.	6,742	105,849

		1,364,942

Tobacco — 0.3%
Universal Corp./VA	2,048	118,170
Vector Group Ltd.	15,215	167,365

		285,535

Trading Companies & Distributors — 0.5%
Kaman Corp.	6,059	358,208
Nexeo Solutions Inc.(a)(b)	6,151	57,820

		416,028

Wireless Telecommunication Services — 0.4%
Spok Holdings Inc.	4,789	66,280
Telephone & Data Systems Inc.	1,940	70,267
U.S. Cellular Corp.(a)	3,068	176,655

		313,202

Total Common Stocks — 99.8% (Cost: $85,286,513)		88,332,147

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	725,646	725,865
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	177,470	177,470

		903,335

Total Short-Term Investments — 1.0% (Cost: $903,156)		903,335

Total Investments in Securities — 100.8% (Cost: $86,189,669)		89,235,482

Other Assets, Less Liabilities — (0.8)%		(719,473)

Net Assets — 100.0%		$88,516,009

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,525,092	—		(799,446	)(b)	725,646	$725,865	$5,536	(c)	$(162)		$(76)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,624	149,846	(b)	—		177,470	177,470	871		—		—
PennyMac Mortgage Investment Trust	6,627	9,391		(296)		15,722	318,213	9,727		1,490		8,830

							$1,221,548	$16,134		$1,328		$8,754

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$88,332,147	$—	$—	$88,332,147
Money Market Funds	903,335	—	—	903,335

	$89,235,482	$—	$—	$89,235,482

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe ETF	iShares Edge MSCI Min Vol Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$12,330,308	$10,309,720,720	$30,889,392	$32,815,668
Affiliated(c)	337,552	50,203,380	6,245	9,383
Foreign currency, at value(d)	9,089	29,824,197	41,299	191,181
Foreign currency pledged:
Futures contracts(e)	—	2,993,686	—	—
Receivables:
Securities lending income — Affiliated	154	274,728	—	1,661
Variation margin on futures contracts	—	238,868	—	—
Capital shares sold	—	2,960,135	119,973	—
Dividends	30,895	16,819,594	26,409	66,345
Tax reclaims	—	10,605,748	92,923	—
Foreign withholding tax claims	—	250,951	—	—

Total assets	12,707,998	10,423,892,007	31,176,241	33,084,238

LIABILITIES
Collateral on securities loaned, at value	333,351	46,603,763	—	—
Deferred foreign capital gain tax	1,400	—	—	—
Payables:
Investments purchased	—	19,763,220	119,973	157,026
Investment advisory fees	3,559	1,699,733	5,265	6,706
Professional fees	—	2,510	—	—

Total liabilities	338,310	68,069,226	125,238	163,732

NET ASSETS	$12,369,688	$10,355,822,781	$31,051,003	$32,920,506

NET ASSETS CONSIST OF:
Paid-in capital	$11,807,237	$10,183,533,458	$35,000,370	$32,476,117
Accumulated earnings (loss)	562,451	172,289,323	(3,949,367)	444,389

NET ASSETS	$12,369,688	$10,355,822,781	$31,051,003	$32,920,506

Shares outstanding	350,000	148,800,000	1,300,000	500,000

Net asset value	$35.34	$69.60	$23.89	$65.84

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$330,004	$45,389,760	$—	$—

(b) Investments, at cost — Unaffiliated	$11,343,697	$9,892,651,879	$31,647,799	$33,291,130

(c) Investments, at cost — Affiliated	$337,494	$50,192,695	$6,245	$9,383

(d) Foreign currency, at cost	$8,956	$29,536,000	$41,133	$190,733

(e) Foreign currency collateral pledged, at cost	$—	$2,952,114	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$21,129,203,910	$88,013,934
Affiliated(c)	126,145,698	1,221,548
Cash	—	2,004
Cash pledged:
Futures contracts	1,471,000	—
Receivables:
Investments sold	1,133,105	—
Securities lending income — Affiliated	280,836	513
Variation margin on futures contracts	329,689	—
Capital shares sold	1,176,849	—
Dividends	21,501,622	23,183

Total assets	21,281,242,709	89,261,182

LIABILITIES
Collateral on securities loaned, at value	105,762,583	726,019
Payables:
Investments purchased	—	5,853
Capital shares redeemed	168,836	—
Investment advisory fees	2,537,610	13,301

Total liabilities	108,469,029	745,173

NET ASSETS	$21,172,773,680	$88,516,009

NET ASSETS CONSIST OF:
Paid-in capital	$19,277,758,962	$85,947,618
Accumulated earnings	1,895,014,718	2,568,391

NET ASSETS	$21,172,773,680	$88,516,009

Shares outstanding	382,100,000	2,850,000

Net asset value	$55.41	$31.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$102,563,260	$712,587
(b) Investments, at cost — Unaffiliated	$19,208,812,088	$84,983,613
(c) Investments, at cost — Affiliated	$126,122,372	$1,206,056

See notes to financial statements

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe ETF	iShares Edge MSCI Min Vol Japan ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$143,330	$97,323,187	$236,151	$250,114
Dividends — Affiliated	199	125,068	154	167
Securities lending income — Affiliated — net	1,863	712,024	64	3,222
Foreign taxes withheld	(14,785)	(6,834,985)	(24,216)	(24,927)
Other foreign taxes	(1,387)	—	—	—

Total investment income	129,220	91,325,294	212,153	228,576

EXPENSES
Investment advisory fees	21,450	14,377,939	31,279	33,540
Commitment fees	9	—	—	—
Professional fees	—	4,337	—	—
Interest expense	151	—	—	—

Total expenses	21,610	14,382,276	31,279	33,540

Less:
Investment advisory fees waived	—	(5,257,046)	—	—

Total expenses after fees waived	21,610	9,125,230	31,279	33,540

Net investment income	107,610	82,200,064	180,874	195,036

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(229,118)	22,227,307	(458,401)	(38,724)
Investments —Affiliated	56	14,412	—	36
In-kind redemptions — Unaffiliated	195,167	—	124,329	1,348,398
Futures contracts	—	(9,275,928)	—	—
Foreign currency transactions	(773)	(368,108)	(3,142)	(312)

Net realized gain (loss)	(34,668)	12,597,683	(337,214)	1,309,398

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(150,701)	(355,432,838)	(1,220,336)	(1,821,263)
Investments —Affiliated	(72)	(3,018)	—	(28)
Futures contracts	—	1,922,208	—	—
Foreign currency translations	523	817,307	1,081	2,390

Net change in unrealized appreciation (depreciation)	(150,250)	(352,696,341)	(1,219,255)	(1,818,901)

Net realized and unrealized loss	(184,918)	(340,098,658)	(1,556,469)	(509,503)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,308)	$(257,898,594)	$(1,375,595)	$(314,467)

(a) Net of foreign capital gain tax of	$568	$—	$—	$—
(b) Net of deferred foreign capital gain tax of	$1,064	$—	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$209,529,738	$545,178
Dividends —Affiliated	428,061	10,598
Securities lending income — Affiliated — net	623,939	5,536
Foreign taxes withheld	(14,523)	(14)

Total investment income	210,567,215	561,298

EXPENSES
Investment advisory fees	13,254,535	55,450

Total expenses	13,254,535	55,450

Net investment income	197,312,680	505,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(63,591,293)	(359,019)
Investments —Affiliated	(6,211)	(166)
In-kind redemptions — Unaffiliated	388,803,699	337,487
In-kind redemptions — Affiliated	—	1,494
Futures contracts	(1,313,486)	—
Foreign currency transactions	(225)	—

Net realized gain (loss)	323,892,484	(20,204)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(108,292,880)	404,585
Investments —Affiliated	1,323	8,754
Futures contracts	1,262,757	—

Net change in unrealized appreciation (depreciation)	(107,028,800)	413,339

Net realized and unrealized gain	216,863,684	393,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$414,176,364	$898,983

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol Asia ex Japan ETF		iShares Edge MSCI Min Vol EAFE ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$107,610	$205,836	$82,200,064	$245,627,654
Net realized gain (loss)	(34,668)	273,170	12,597,683	105,410,656
Net change in unrealized appreciation (depreciation)	(150,250)	60,365	(352,696,341)	142,966,839

Net increase (decrease) in net assets resulting from operations	(77,308)	539,371	(257,898,594)	494,005,149

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,000)	(238,748)	(106,820,341)	(220,815,666)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,798,267	3,568,793	1,868,226,279	1,340,798,903

NET ASSETS(a)
Total increase in net assets	1,626,959	3,869,416	1,503,507,344	1,613,988,386
Beginning of period	10,742,729	6,873,313	8,852,315,437	7,238,327,051

End of period	$12,369,688	$10,742,729	$10,355,822,781	$8,852,315,437

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Min Vol Europe ETF		iShares Edge MSCI Min Vol Japan ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$180,874	$1,014,627	$195,036	$513,691
Net realized gain (loss)	(337,214)	265,623	1,309,398	2,784,942
Net change in unrealized appreciation (depreciation)	(1,219,255)	121,699	(1,818,901)	(1,070,102)

Net increase (decrease) in net assets resulting from operations	(1,375,595)	1,401,949	(314,467)	2,228,531

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(197,800)	(1,096,942)	(168,096)	(468,043)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,369,256	(7,160,116)	(463,307)	473,017

NET ASSETS(a)
Total increase (decrease) in net assets	1,795,861	(6,855,109)	(945,870)	2,233,505
Beginning of period	29,255,142	36,110,251	33,866,376	31,632,871

End of period	$31,051,003	$29,255,142	$32,920,506	$33,866,376

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Min Vol USA ETF		iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$197,312,680	$282,212,383	$505,848	$371,773
Net realized gain (loss)	323,892,484	943,466,640	(20,204)	689,995
Net change in unrealized appreciation (depreciation)	(107,028,800)	465,742,783	413,339	2,104,914

Net increase in net assets resulting from operations	414,176,364	1,691,421,806	898,983	3,166,682

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(190,026,319)	(275,027,385)	(539,492)	(360,464)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,757,001,911	245,225,295	48,738,347	28,264,722

NET ASSETS(a)
Total increase in net assets	5,981,151,956	1,661,619,716	49,097,838	31,070,940
Beginning of period	15,191,621,724	13,530,002,008	39,418,171	8,347,231

End of period	$21,172,773,680	$15,191,621,724	$88,516,009	$39,418,171

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Asia ex Japan ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended	Year Ended	06/03/14	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$35.81		$34.37	$48.90	$51.14	$52.43	$50.44

Net investment income(b)	0.30		1.01	1.19	2.31	1.36	0.36
Net realized and unrealized gain (loss)(c)	(0.50)		1.62	1.73	(3.56)	(1.49)	1.63

Net increase (decrease) from investment operations	(0.20)		2.63	2.92	(1.25)	(0.13)	1.99

Distributions
From net investment income	(0.27)		(1.19)	(5.09)	(0.99)	(1.16)	—
From net realized gain	—		—	(12.36)	—	—	—

Total distributions	(0.27)		(1.19)	(17.45)	(0.99)	(1.16)	—

Net asset value, end of period	$35.34		$35.81	$34.37	$48.90	$51.14	$52.43

Total Return
Based on net asset value	(0.52	)%(d)	7.70%	12.77%	(2.31)%	(0.21)%	3.95	%(d)

Ratios to Average Net Assets
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)

Net investment income	1.76	%(e)	2.79%	2.98%	4.87%	2.59%	4.44	%(e)

Supplemental Data
Net assets, end of period (000)	$12,370		$10,743	$6,873	$119,814	$5,114	$5,243

Portfolio turnover rate(f)	25	%(d)	38%	13%	44%	44%	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$72.92		$70.34	$67.93	$67.51	$64.98	$58.54

Net investment income(a)	0.63		2.15	2.04	2.09	2.13	2.47
Net realized and unrealized gain (loss)(b)	(3.18)		2.28	3.18	0.00 (c)	2.17	6.12

Net increase (decrease) from investment operations	(2.55)		4.43	5.22	2.09	4.30	8.59

Distributions
From net investment income	(0.77)		(1.85)	(2.81)	(1.67)	(1.77)	(2.15)

Total distributions	(0.77)		(1.85)	(2.81)	(1.67)	(1.77)	(2.15)

Net asset value, end of period	$69.60		$72.92	$70.34	$67.93	$67.51	$64.98

Total Return
Based on net asset value	(3.45	)%(d)	6.36%	8.09%	3.19%	6.80%	14.83%

Ratios to Average Net Assets
Total expenses	0.32	%(e)	0.31%	0.32%	0.32%	0.33%	0.33%

Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(e)	N/A	0.32%	N/A	N/A	N/A

Net investment income	1.80	%(e)	2.96%	3.09%	3.19%	3.26%	3.97%

Supplemental Data
Net assets, end of period (000)	$10,355,823		$8,852,315	$7,238,327	$7,947,758	$3,017,737	$1,247,523

Portfolio turnover rate(f)	11	%(d)	23%	28%	22%	23%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Rounds to less than $0.01.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended	Year Ended	06/03/14	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$25.44		$24.90	$23.31	$24.69	$24.72	$25.06

Net investment income(b)	0.18		0.74	0.72	0.81	0.90	0.08
Net realized and unrealized gain (loss)(c)	(1.53)		0.56	1.61	(1.55)	(0.26)	(0.42)

Net increase (decrease) from investment operations	(1.35)		1.30	2.33	(0.74)	0.64	(0.34)

Distributions
From net investment income	(0.20)		(0.76)	(0.74)	(0.64)	(0.67)	—

Total distributions	(0.20)		(0.76)	(0.74)	(0.64)	(0.67)	—

Net asset value, end of period	$23.89		$25.44	$24.90	$23.31	$24.69	$24.72

Total Return
Based on net asset value	(5.28	)%(d)	5.35%	10.29%	(2.98)%	2.70%	(1.36	)%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25	%(e)

Net investment income	1.45	%(e)	2.94%	3.15%	3.46%	3.71%	2.11	%(e)

Supplemental Data
Net assets, end of period (000)	$31,051		$29,255	$36,110	$36,129	$16,048	$4,944

Portfolio turnover rate(f)	12	%(d)	26%	36%	32%	25%	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Japan ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended	Year Ended	06/03/14	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$67.73		$63.27	$61.08	$58.29	$53.00	$50.88

Net investment income(b)	0.58		1.06	0.99	0.95	0.77	0.05
Net realized and unrealized gain (loss)(c)	(2.05)		4.34	3.18	2.59	5.22	2.07

Net increase (decrease) from investment operations	(1.47)		5.40	4.17	3.54	5.99	2.12

Distributions
From net investment income	(0.42)		(0.94)	(1.98)	(0.75)	(0.70)	—

Total distributions	(0.42)		(0.94)	(1.98)	(0.75)	(0.70)	—

Net asset value, end of period	$65.84		$67.73	$63.27	$61.08	$58.29	$53.00

Total Return
Based on net asset value	(2.15	)%(d)	8.52%	7.14%	6.13%	11.48%	4.17	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30	%(e)

Net investment income	1.74	%(e)	1.56%	1.65%	1.66%	1.42%	0.55	%(e)

Supplemental Data
Net assets, end of period (000)	$32,921		$33,866	$31,633	$48,863	$17,488	$10,600

Portfolio turnover rate(f)	10	%(d)	23%	24%	24%	18%	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$54.90		$49.89	$46.91	$41.91	$36.66	$33.75

Net investment income(a)	0.62		1.02	0.98	0.96	0.84	0.76
Net realized and unrealized gain(b)	0.47		4.98	3.02	4.95	5.18	3.00

Net increase from investment operations	1.09		6.00	4.00	5.91	6.02	3.76

Distributions
From net investment income	(0.58)		(0.99)	(1.02)	(0.91)	(0.77)	(0.85)

Total distributions	(0.58)		(0.99)	(1.02)	(0.91)	(0.77)	(0.85)

Net asset value, end of period	$55.41		$54.90	$49.89	$46.91	$41.91	$36.66

Total Return
Based on net asset value	2.01	%(c)	12.16%	8.70%	14.35%	16.52%	11.27%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.23	%(d)	1.95%	2.10%	2.23%	2.06%	2.15%

Supplemental Data
Net assets, end of period (000)	$21,172,774		$15,191,622	$13,530,002	$15,325,270	$5,293,847	$2,577,532

Portfolio turnover rate(e)	10	%(c)	22%	23%	28%	23%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six Months Ended			Period From
	01/31/19		Year Ended	09/07/16	(a)
	(unaudited	)	07/31/18	to 07/31/17

Net asset value, beginning of period	$31.53		$27.82	$25.11

Net investment income(b)	0.28		0.52	0.49
Net realized and unrealized gain (loss)(c)	(0.45)		3.66	2.63

Net increase (decrease) from investment operations	(0.17)		4.18	3.12

Distributions
From net investment income	(0.30)		(0.47)	(0.41)

Total distributions	(0.30)		(0.47)	(0.41)

Net asset value, end of period	$31.06		$31.53	$27.82

Total Return
Based on net asset value	(0.53	)%(d)	15.19%	12.51	%(d)

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20	%(e)

Net investment income	1.82	%(e)	1.76%	2.04	%(e)

Supplemental Data
Net assets, end of period (000)	$88,516		$39,418	$8,347

Portfolio turnover rate(f)	25	%(d)	47%	47	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Asia ex Japan	Diversified
Edge MSCI Min Vol EAFE	Diversified
Edge MSCI Min Vol Europe	Diversified
Edge MSCI Min Vol Japan	Diversified
Edge MSCI Min Vol USA	Diversified
Edge MSCI Min Vol USA Small-Cap	Non-diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Min Vol Asia ex Japan
Citigroup Global Markets Inc.	$12,507	$12,507		$—	$—
Credit Suisse Securities (USA) LLC	82,045	82,045		—	—
JPMorgan Securities LLC	178,067	178,067		—	—
Morgan Stanley & Co. LLC	6,465	6,465		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	50,920	50,920		—	—

	$330,004	$330,004		$—	$—

Edge MSCI Min Vol EAFE
Citigroup Global Markets Inc.	$1,834,145	$1,834,145		$—	$—
Credit Suisse Securities (USA) LLC	3,469,819	3,469,819		—	—
Goldman Sachs & Co.	13,423,995	13,423,995		—	—
JPMorgan Securities LLC	775,377	775,377		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,886,424	25,886,424		—	—

	$45,389,760	$45,389,760		$—	$—

Edge MSCI Min Vol USA
Barclays Bank PLC	$1,742,284	$1,742,284		$—	$—
BMO Capital Markets	336,537	336,537		—	—
BNP Paribas Prime Brokerage International Ltd.	584,065	584,065		—	—
Citigroup Global Markets Inc.	25,805,331	25,805,331		—	—
Credit Suisse Securities (USA) LLC	1,399,995	1,399,995		—	—
Goldman Sachs & Co.	20,755,351	20,755,351		—	—
HSBC Bank PLC	1,073,431	1,073,431		—	—
JPMorgan Securities LLC	34,654,018	34,654,018		—	—
Merrill Lynch, Pierce, Fenner & Smith	3,468,816	3,143,983		—	(324,833	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,932,345	1,881,259		—	(51,086	)(b)
State Street Bank & Trust Company	1,451,912	1,451,912		—	—
UBS AG	3,615,870	3,615,870		—	—
UBS Securities LLC	5,743,305	5,743,305		—	—

	$102,563,260	$102,187,341		$—	$(375,919)

Edge MSCI Min Vol USA Small-Cap
Barclays Bank PLC	$156,299	$156,299		$—	$—
Citigroup Global Markets Inc.	132,187	132,187		—	—
Credit Suisse Securities (USA) LLC	314,599	314,599		—	—
Jefferies LLC	2,047	2,038		—	(9	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	107,455	106,523		—	(932	)(b)

	$712,587	$711,646		$—	$ (941)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Asia ex Japan	0.35%
Edge MSCI Min Vol Europe	0.25
Edge MSCI Min Vol Japan	0.30
Edge MSCI Min Vol USA	0.15
Edge MSCI Min Vol USA Small-Cap	0.20

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Edge MSCI Min Vol EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Min Vol Asia ex Japan ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Europe ETF and iShares Edge MSCI Min Vol Japan ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Asia ex Japan	$429
Edge MSCI Min Vol EAFE	148,329
Edge MSCI Min Vol Europe	15
Edge MSCI Min Vol Japan	665
Edge MSCI Min Vol USA	244,440
Edge MSCI Min Vol USA Small-Cap	2,152

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$109,890	$72,356
Edge MSCI Min Vol EAFE	64,721,565	86,235,912
Edge MSCI Min Vol USA	269,875,691	600,384,522
Edge MSCI Min Vol USA Small-Cap	4,205,272	3,340,201

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

7.    PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$4,850,779	$2,943,012
Edge MSCI Min Vol EAFE	1,173,017,015	987,408,515
Edge MSCI Min Vol Europe	3,197,636	3,090,259
Edge MSCI Min Vol Japan	2,543,855	2,420,347
Edge MSCI Min Vol USA	2,069,082,948	1,791,464,655
Edge MSCI Min Vol USA Small-Cap	15,479,344	14,265,989

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Asia ex Japan	$898,030	$966,111
Edge MSCI Min Vol EAFE	1,665,591,061	—
Edge MSCI Min Vol Europe	6,868,018	3,603,851
Edge MSCI Min Vol Japan	12,642,034	13,206,793
Edge MSCI Min Vol USA	7,101,991,900	1,403,545,881
Edge MSCI Min Vol USA Small-Cap	49,163,199	1,535,374

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol Asia ex Japan	$382,210
Edge MSCI Min Vol EAFE	190,250,694
Edge MSCI Min Vol Europe	2,750,379
Edge MSCI Min Vol Japan	. 378,630
Edge MSCI Min Vol USA	244,126,700
Edge MSCI Min Vol USA Small-Cap	130,869

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Asia ex Japan	$11,770,050	$1,263,661	$(365,851)	$897,810
Edge MSCI Min Vol EAFE	10,022,863,016	840,287,040	(501,585,927)	338,701,113
Edge MSCI Min Vol Europe	31,786,258	1,149,123	(2,039,744)	(890,621)
Edge MSCI Min Vol Japan	33,507,343	967,620	(1,649,912)	(682,292)
Edge MSCI Min Vol USA	19,460,016,744	2,245,144,204	(447,766,857)	1,797,377,347
Edge MSCI Min Vol USA Small-Cap	86,506,048	4,776,885	(2,047,451)	2,729,434

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited) (continued)

9.    LINE OF CREDIT

The iShares Edge MSCI Min Vol Asia ex Japan ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Edge MSCI Min Vol Asia ex Japan	$270,000	$10,272	2.88%

10.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18

iShares ETF	Shares	Amount	Shares	Amount

Edge MSCI Min Vol Asia ex Japan
Shares sold	100,000	$3,500,169	150,000	$5,376,933
Shares redeemed	(50,000)	(1,701,902)	(50,000)	(1,808,140)

Net increase	50,000	$1,798,267	100,000	$3,568,793

Edge MSCI Min Vol EAFE
Shares sold	27,400,000	$1,868,226,279	18,900,000	$1,370,222,329
Shares redeemed	—	—	(400,000)	(29,423,426)

Net increase	27,400,000	$1,868,226,279	18,500,000	$1,340,798,903

Edge MSCI Min Vol Europe
Shares sold	300,000	$7,075,193	350,000	$8,958,389
Shares redeemed	(150,000)	(3,705,937)	(650,000)	(16,118,505)

Net increase (decrease)	150,000	$3,369,256	(300,000)	$(7,160,116)

Edge MSCI Min Vol Japan
Shares sold	200,000	$12,968,051	200,000	$14,128,743
Shares redeemed	(200,000)	(13,431,358)	(200,000)	(13,655,726)

Net increase (decrease)	—	$(463,307)	—	$473,017

Edge MSCI Min Vol USA
Shares sold	130,600,000	$7,163,667,693	82,500,000	$4,294,577,210
Shares redeemed	(25,200,000)	(1,406,665,782)	(77,000,000)	(4,049,351,915)

Net increase	105,400,000	$5,757,001,911	5,500,000	$245,225,295

Edge MSCI Min Vol USA Small-Cap
Shares sold	1,650,000	$50,311,259	1,100,000	$32,788,697
Shares redeemed	(50,000)	(1,572,912)	(150,000)	(4,523,975)

Net increase	1,600,000	$48,738,347	950,000	$28,264,722

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.    FOREIGN WITHHOLDING TAX CLAIMS

The iShares Edge MSCI Min Vol EAFE ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income

Edge MSCI Min Vol Asia ex Japan	$238,748
Edge MSCI Min Vol EAFE	220,815,666
Edge MSCI Min Vol Europe	1,096,942
Edge MSCI Min Vol Japan	468,043
Edge MSCI Min Vol USA	275,027,385
Edge MSCI Min Vol USA Small-Cap	360,464

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income

Edge MSCI Min Vol Asia ex Japan	$51,020
Edge MSCI Min Vol EAFE	4,956,868
Edge MSCI Min Vol Europe	17,906
Edge MSCI Min Vol Japan	26,717
Edge MSCI Min Vol USA	11,366,952
Edge MSCI Min Vol USA Small-Cap	24,027

15.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Edge MSCI Min Vol EAFE(a)	$0.742537	$—	$0.028729	$0.771266	96%	—%	4%	100%
Edge MSCI Min Vol Europe(a)	0.193436	—	0.004364	0.197800	98	—	2	100
Edge MSCI Min Vol USA(a)	0.467902	—	0.116810	0.584712	80	—	20	100
Edge MSCI Min Vol USA Small-Cap(a)	0.198621	—	0.096773	0.295394	67	—	33	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	61

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	63

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC(together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

▶  iShares Core MSCI Europe ETF | IEUR | NYSE Arca

▶  iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

▶  iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

▶  iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(8.17)%	(12.77)%	3.14%	5.87%	(12.77)%	16.70%	43.15%
Fund Market	(8.37)	(12.86)	3.18	5.84	(12.86)	16.95	42.88
Index	(8.22)	(12.97)	2.97	5.72	(12.97)	15.78	41.81

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 918.30	$ 0.39		$ 1,000.00	$ 1,024.80	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	18.2%
Industrials	15.4
Consumer Discretionary	11.6
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Information Technology	6.6
Communication Services	5.4
Energy	5.4
Real Estate	5.1
Utilities	3.6

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	25.6%
United Kingdom	16.9
France	9.8
Germany	8.4
Switzerland	8.0
Australia	7.3
Hong Kong	3.7
Netherlands	3.5
Spain	3.0
Sweden	2.9

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.70)%	(14.06)%	(0.03)%	(14.06)%	(0.16)%
Fund Market	(9.79)	(14.03)	(0.08)	(14.03)	(0.35)
Index	(9.72)	(14.33)	(0.26)	(14.33)	(1.18)

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 903.00	$ 0.48		$ 1,000.00	$ 1,024.70	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	18.2%
Industrials	14.1
Consumer Staples	12.9
Health Care	12.3
Consumer Discretionary	9.8
Energy	7.6
Materials	7.5
Information Technology	5.7
Communication Services	5.0
Utilities	4.1
Real Estate	2.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United Kingdom	27.6%
France	15.9
Germany	13.7
Switzerland	13.1
Netherlands	5.7
Spain	4.9
Sweden	4.7
Italy	3.9
Denmark	2.8
Finland	2.1

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.70)%	(12.13)%	4.13%	(12.13)%	7.86%
Fund Market	(7.95)	(12.18)	3.99	(12.18)	7.58
Index	(8.01)	(12.51)	3.80	(12.51)	7.17

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 923.00	$ 0.24		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	19.8%
Industrials	15.0
Consumer Discretionary	10.8
Consumer Staples	10.0
Health Care	9.7
Materials	8.3
Energy	6.7
Information Technology	6.4
Communication Services	5.1
Real Estate	4.7
Utilities	3.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	23.3%
United Kingdom	15.3
Canada	9.1
France	8.8
Germany	7.6
Switzerland	7.4
Australia	6.6
Hong Kong	3.4
Netherlands	3.2
Spain	2.7

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.42)%	(10.59)%	4.44%	(10.59)%	22.34%
Fund Market	(5.69)	(10.52)	4.46	(10.52)	22.48
Index	(5.82)	(10.95)	4.38	(10.95)	21.97

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 945.80	$ 0.49		$ 1,000.00	$ 1,024.70	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	17.8%
Industrials	17.7
Consumer Discretionary	14.6
Real Estate	8.9
Materials	7.9
Health Care	7.7
Information Technology	7.6
Consumer Staples	7.2
Communication Services	6.0
Utilities	2.8
Energy	1.8

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY
Country	Percent of Total Investments(a)
Japan	67.2%
Australia	18.5
Hong Kong	9.7
Singapore	3.7
Other (each representing less than 1%)	0.9

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.71)%	(12.81)%	3.37%	4.87%	(12.81)%	18.01%	34.85%
Fund Market	(6.81)	(12.61)	3.44	4.90	(12.61)	18.43	35.08
Index	(6.82)	(13.04)	3.22	4.74	(13.04)	17.17	33.81

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 932.90	$ 0.49		$ 1,000.00	$ 1,024.70	$ 0.51		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	20.7%
Industrials	12.7
Consumer Discretionary	11.0
Consumer Staples	9.2
Information Technology	8.4
Health Care	8.1
Materials	8.0
Communication Services	7.2
Energy	6.8
Real Estate	4.6
Utilities	3.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	17.3%
United Kingdom	11.5
China	7.4
Canada	6.8
France	6.6
Germany	5.7
Switzerland	5.4
Australia	4.9
South Korea	3.7
Taiwan	2.9

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Abacus Property Group	1,563,502	$4,195,301
Adelaide Brighton Ltd.	1,684,031	5,488,763
Afterpay Touch Group Ltd.(a)(b)	538,262	6,244,257
AGL Energy Ltd.	2,315,078	36,157,796
ALS Ltd.	1,870,436	9,887,755
Altium Ltd.	496,706	9,036,220
Alumina Ltd.	9,170,760	16,249,068
Amcor Ltd./Australia	4,011,864	39,929,669
AMP Ltd.	10,466,116	17,246,892
Ansell Ltd.	531,745	9,080,446
APA Group	4,175,413	27,948,530
Appen Ltd.(b)	370,859	4,315,773
ARB Corp. Ltd.(b)	296,147	3,381,551
Ardent Leisure Group Ltd.(b)	1,851,122	1,828,905
Aristocrat Leisure Ltd.	2,085,236	37,448,677
ASX Ltd.	688,579	31,987,348
Atlas Arteria Ltd.	3,034,101	14,711,892
Aurizon Holdings Ltd.	6,890,067	22,105,125
AusNet Services	6,714,185	8,077,819
Australia & New Zealand Banking Group Ltd.	10,063,579	183,666,591
Australian Agricultural Co. Ltd.(a)(b)	2,032,824	1,585,990
Australian Pharmaceutical Industries Ltd.	1,845,673	1,695,673
Aveo Group	2,032,596	2,400,949
Bank of Queensland Ltd.	1,441,040	10,685,967
Bapcor Ltd.	1,340,605	6,031,188
Beach Energy Ltd.	7,811,128	10,251,871
Bega Cheese Ltd.(b)	784,869	2,901,496
Bellamy’s Australia Ltd.(a)(b)	390,112	2,474,716
Bendigo & Adelaide Bank Ltd.	1,756,488	13,806,411
BHP Group Ltd.	10,367,432	263,294,341
BHP Group PLC	7,358,119	163,598,503
Bingo Industries Ltd.(b)	995,625	1,517,256
Blackmores Ltd.(b)	51,110	4,807,797
BlueScope Steel Ltd.	1,964,253	17,831,326
Boral Ltd.	4,231,178	15,271,558
Brambles Ltd.	5,613,287	43,548,754
Bravura Solutions Ltd.	893,789	2,737,166
BWP Trust	2,134,301	5,664,661
Caltex Australia Ltd.	934,850	18,295,374
carsales.com Ltd.	900,215	8,277,100
Challenger Ltd./Australia	2,049,795	10,820,961
Charter Hall Group	1,873,477	11,242,556
Charter Hall Retail REIT	1,324,455	4,394,055
CIMIC Group Ltd.	354,063	11,568,375
Cleanaway Waste Management Ltd.	8,079,114	10,633,049
Coca-Cola Amatil Ltd.	1,917,705	11,745,674
Cochlear Ltd.	204,040	28,776,207
Coles Group Ltd.(a)	4,021,676	36,684,385
Commonwealth Bank of Australia	6,160,025	314,006,495
Computershare Ltd.	1,689,316	21,888,459
Corporate Travel Management Ltd.(b)	309,025	5,283,885
Costa Group Holdings Ltd.	1,149,799	4,636,219
Cromwell Property Group	6,910,150	5,340,848
Crown Resorts Ltd.	1,418,698	12,361,601
CSL Ltd.	1,595,192	226,485,487
CSR Ltd.	2,127,401	4,529,487
Dexus	3,588,755	30,040,182
Domain Holdings Australia Ltd.	1,443,571	2,536,717

Security	Shares	Value

Australia (continued)
Domino’s Pizza Enterprises Ltd.(b)	228,131	$7,568,548
Downer EDI Ltd.	2,304,419	12,013,909
DuluxGroup Ltd.	1,505,653	7,520,251
Eclipx Group Ltd.	704,471	1,145,473
Elders Ltd.	433,496	1,978,683
Evolution Mining Ltd.	4,847,600	14,173,856
FlexiGroup Ltd./Australia	1,676,281	1,607,272
Flight Centre Travel Group Ltd.	214,248	6,722,100
Fortescue Metals Group Ltd.	5,583,026	23,000,377
G8 Education Ltd.	1,781,827	4,118,524
Galaxy Resources Ltd.(a)(b)	1,599,172	2,332,072
Genworth Mortgage Insurance Australia Ltd.	1,045,283	1,692,013
Goodman Group	6,204,259	52,747,918
GPT Group (The)	6,182,534	26,146,368
GrainCorp Ltd., Class A	888,631	6,155,480
Greencross Ltd.	568,592	2,280,239
GUD Holdings Ltd.	399,493	3,274,103
GWA Group Ltd.	999,354	2,040,301
Harvey Norman Holdings Ltd.	2,258,968	5,550,816
Healius Ltd.(a)	2,199,442	4,666,834
Healthscope Ltd.	6,400,765	11,014,397
HT&E Ltd.	1,154,429	1,380,473
Iluka Resources Ltd.	1,527,796	9,691,734
Incitec Pivot Ltd.	6,111,626	14,750,326
Independence Group NL(b)	1,981,901	6,329,551
Insurance Australia Group Ltd.(a)	8,166,437	42,217,810
InvoCare Ltd.(b)	455,720	4,053,916
IOOF Holdings Ltd.	1,260,390	4,622,637
IPH Ltd.(b)	660,712	2,635,217
IRESS Ltd.	587,928	5,037,080
James Hardie Industries PLC	1,631,012	18,231,238
JB Hi-Fi Ltd.(b)	447,979	7,307,023
LendLease Group	2,033,647	18,135,055
Link Administration Holdings Ltd.	1,927,956	10,037,191
Lynas Corp. Ltd.(a)(b)	2,647,046	3,232,907
Macquarie Group Ltd.	1,131,439	96,094,684
Magellan Financial Group Ltd.	475,325	9,891,485
Mayne Pharma Group Ltd.(a)(b)	6,743,735	3,958,341
McMillan Shakespeare Ltd.	339,138	3,795,786
Medibank Pvt Ltd.	9,714,338	18,558,008
Metcash Ltd.(b)	3,680,387	6,655,214
Mineral Resources Ltd.	596,640	6,882,333
Mirvac Group	12,866,582	22,516,003
Monadelphous Group Ltd.(b)	369,381	3,978,065
MYOB Group Ltd.	1,807,356	4,467,456
National Australia Bank Ltd.	9,532,054	165,834,081
Navitas Ltd.	936,129	3,842,917
New Hope Corp. Ltd.(b)	1,021,126	2,985,661
Newcrest Mining Ltd.	2,707,519	48,268,881
NEXTDC Ltd.(a)(b)	1,454,086	7,262,690
NIB Holdings Ltd.	1,638,744	6,380,713
Nine Entertainment Co. Holdings Ltd.	6,790,070	7,203,675
Northern Star Resources Ltd.	2,283,649	14,603,125
Nufarm Ltd./Australia	1,129,766	5,140,317
Oil Search Ltd.	4,879,956	27,789,696
oOh!media Ltd.	1,175,766	3,069,169
Orica Ltd.	1,364,834	17,067,142
Origin Energy Ltd.(a)	6,302,603	32,904,086
Orocobre Ltd.(a)(b)	887,447	2,154,783
Orora Ltd.	4,531,486	10,441,060

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
OZ Minerals Ltd.	1,191,584	$8,479,912
Pact Group Holdings Ltd.	917,250	2,534,801
Pendal Group Ltd.	1,129,691	6,177,856
Perpetual Ltd.	187,730	4,474,716
Pilbara Minerals Ltd.(a)(b)	6,619,762	3,137,419
Platinum Asset Management Ltd.(b)	994,894	3,271,675
Premier Investments Ltd.	389,673	3,926,677
QBE Insurance Group Ltd.	4,868,510	38,090,146
Qube Holdings Ltd.	5,320,840	10,436,367
Ramsay Health Care Ltd.	510,089	21,095,947
REA Group Ltd.	198,200	10,942,867
Regis Resources Ltd.	1,901,599	7,210,064
Reliance Worldwide Corp. Ltd.	2,743,017	9,620,340
Resolute Mining Ltd.(b)	3,137,579	2,585,175
Rio Tinto Ltd.	1,291,800	81,993,780
Sandfire Resources NL	709,352	3,615,396
Santos Ltd.	6,466,199	30,504,942
Saracen Mineral Holdings Ltd.(a)(b)	3,141,257	7,718,808
Scentre Group	18,178,308	52,621,209
Seek Ltd.	1,260,410	15,614,284
Seven Group Holdings Ltd.	458,074	5,273,933
Seven West Media Ltd.(a)	3,665,026	1,443,071
Shopping Centres Australasia Property Group	3,472,765	6,305,094
Sims Metal Management Ltd.	652,922	4,936,929
Sonic Healthcare Ltd.	1,551,916	26,048,960
South32 Ltd.	18,139,627	46,689,574
Southern Cross Media Group Ltd.	3,476,450	2,661,596
Spark Infrastructure Group	6,343,027	11,146,293
SpeedCast International Ltd.	1,150,125	2,440,366
St. Barbara Ltd.	2,053,887	7,502,934
Star Entertainment Grp Ltd. (The)	3,022,446	9,784,945
Steadfast Group Ltd.	3,168,549	6,099,317
Stockland	8,460,155	23,317,768
Suncorp Group Ltd.	4,549,151	43,054,832
Super Retail Group Ltd.	580,315	3,084,666
Sydney Airport	3,841,444	18,374,486
Syrah Resources Ltd.(a)(b)	1,620,252	1,848,901
Tabcorp Holdings Ltd.	7,186,124	24,364,893
Technology One Ltd.	1,287,543	6,543,519
Telstra Corp. Ltd.	14,415,551	32,689,516
TPG Telecom Ltd.	1,420,425	7,239,563
Transurban Group	9,189,077	81,541,618
Treasury Wine Estates Ltd.	2,577,684	29,038,556
Vicinity Centres	11,482,043	21,851,262
Virtus Health Ltd.	696,306	2,132,388
Viva Energy Group Ltd.(a)(b)(c)	3,737,048	5,013,758
Vocus Group Ltd.(a)	2,209,058	5,428,175
Washington H Soul Pattinson & Co. Ltd.	462,377	8,870,210
Webjet Ltd.	523,292	4,571,069
Wesfarmers Ltd.	3,974,067	93,334,620
Western Areas Ltd.	1,416,803	2,427,695
Westpac Banking Corp.	11,987,826	214,589,655
Whitehaven Coal Ltd.	2,899,678	10,465,785
WiseTech Global Ltd.(b)	356,393	5,285,633
Woodside Petroleum Ltd.	3,256,666	81,496,199
Woolworths Group Ltd.	4,595,974	98,423,400
WorleyParsons Ltd.	1,316,008	13,318,792

		4,008,490,532

Austria — 0.4%
ANDRITZ AG	259,154	12,822,428

Security	Shares	Value

Austria (continued)
AT&S Austria Technologie & Systemtechnik AG	25,373	$524,056
BAWAG Group AG(c)	137,400	5,827,098
CA Immobilien Anlagen AG	305,575	10,960,753
DO & CO AG	26,582	2,546,876
Erste Group Bank AG	1,078,337	37,615,055
EVN AG	114,575	1,856,343
IMMOFINANZ AG	349,458	9,262,763
Lenzing AG	53,593	5,257,845
Oesterreichische Post AG	118,740	4,477,115
OMV AG	543,705	27,076,134
Raiffeisen Bank International AG	536,426	14,206,243
S IMMO AG	231,785	4,478,793
S&TAG(b)	218,783	4,998,255
Schoeller-Bleckmann Oilfield Equipment AG	61,020	4,754,180
Semperit AG Holding(a)(b)	46,562	747,986
Telekom Austria AG	601,313	4,609,042
UNIQA Insurance Group AG	532,759	4,875,230
Verbund AG	249,566	12,777,579
Vienna Insurance Group AG Wiener Versicherung Gruppe	161,902	3,934,701
voestalpine AG	386,376	12,360,514
Wienerberger AG	444,394	9,994,426

		195,963,415

Belgium — 1.1%
Ackermans & van Haaren NV	78,061	12,513,077
Aedifica SA(b)	76,356	7,350,870
Ageas	652,376	30,376,912
AGFA-Gevaert NV(a)	786,325	3,098,389
Anheuser-Busch InBev SA/NV	2,684,851	205,207,499
Barco NV	45,712	5,601,897
Befimmo SA	82,394	4,954,051
Bekaert SA	155,090	4,178,453
Cie. d’Entreprises CFE	29,344	3,121,279
Cofinimmo SA	70,011	9,278,588
Colruyt SA	205,924	14,824,672
D’ieteren SA/NV	105,324	4,000,267
Elia System Operator SA/NV	127,968	9,382,873
Euronav NV(b)	637,918	4,999,415
Fagron	193,031	3,523,959
Galapagos NV(a)(b)	157,773	16,257,083
Gimv NV	107,962	6,194,048
Groupe Bruxelles Lambert SA	268,471	25,340,763
Ion Beam Applications(a)(b)	81,623	1,160,426
KBC Ancora	178,127	7,971,278
KBC Group NV	871,183	59,258,573
Kinepolis Group NV	65,895	3,916,660
Melexis NV(b)	82,637	5,841,022
Ontex Group NV	287,490	6,132,474
Orange Belgium SA	149,380	2,865,909
Proximus SADP	531,382	14,273,874
Sofina SA	57,831	11,493,233
Solvay SA	261,359	28,514,137
Telenet Group Holding NV	194,091	9,001,923
Tessenderlo Group SA(a)	126,512	4,492,892
UCB SA	451,551	39,191,504
Umicore SA	747,533	31,608,324
Warehouses De Pauw CVA	72,703	10,644,778

		606,571,102

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark — 1.7%
ALK-Abello A/S(a)	25,428	$3,923,483
Alm Brand A/S	370,641	3,184,133
Ambu A/S, Series B	599,303	15,896,924
AP Moller - Maersk A/S, Class A	13,591	16,991,622
AP Moller - Maersk A/S, Class B, NVS	23,293	31,007,694
Bang & Olufsen A/S(a)	183,504	2,707,339
Bavarian Nordic A/S(a)(b)	138,856	3,227,646
Carlsberg A/S, Class B	371,877	42,600,488
Chr Hansen Holding A/S	348,945	33,141,436
Coloplast A/S, Class B	423,361	38,725,732
D/S Norden A/S(a)(b)	117,529	1,640,049
Danske Bank A/S	2,606,637	48,271,797
Dfds A/S	122,624	5,796,791
DSV A/S	670,326	53,507,404
FLSmidth & Co. A/S(b)	158,874	7,444,510
Genmab A/S(a)	222,391	32,373,135
GN Store Nord A/S	500,476	21,597,637
H Lundbeck A/S	253,390	11,125,655
ISS A/S	604,531	17,117,957
Jyske Bank A/S, Registered	274,542	10,316,052
Matas A/S	189,914	2,159,805
Netcompany Group A/S(a)(c)	99,855	3,376,124
Nilfisk Holding A/S(a)	101,343	3,761,290
NNIT A/S(b)(c)	54,507	1,574,838
Novo Nordisk A/S, Class B	6,375,778	298,069,998
Novozymes A/S, Class B	769,934	32,196,444
Orsted A/S(c)	674,004	48,580,411
Per Aarsleff Holding A/S	95,228	3,146,509
Rockwool International A/S, Class B	36,423	9,762,208
Royal Unibrew A/S	206,910	15,594,010
Scandinavian Tobacco Group A/S(c)	236,668	3,067,966
Schouw & Co. A/S(b)	47,743	3,866,751
SimCorp A/S	167,295	13,228,001
Spar Nord Bank A/S	380,348	3,220,762
Sydbank A/S	280,435	6,490,573
Topdanmark A/S	166,209	7,933,811
Tryg A/S	426,340	10,896,178
Vestas Wind Systems A/S	694,204	57,397,801
William Demant Holding A/S(a)	382,944	12,099,969

		937,020,933

Finland — 1.3%
Amer Sports OYJ	414,374	18,448,363
Cargotec OYJ, Class B	164,019	5,491,779
Caverion OYJ(a)(b)	362,389	2,228,812
Citycon OYJ(b)	1,422,995	2,912,942
Cramo OYJ	165,180	3,161,456
DNA OYJ	223,215	4,707,632
Elisa OYJ	493,764	20,708,107
Finnair OYJ	213,332	1,793,070
Fortum OYJ	1,596,973	36,319,079
Huhtamaki OYJ	398,141	13,097,795
Kemira OYJ	407,046	4,955,557
Kesko OYJ, Class B	248,302	14,308,382
Kone OYJ, Class B	1,175,808	57,191,756
Konecranes OYJ	259,505	8,986,665
Metsa Board OYJ	786,073	5,718,548
Metso OYJ	390,030	11,457,018
Neste OYJ	454,533	41,797,313
Nokia OYJ	20,040,776	126,660,755
Nokian Renkaat OYJ	407,696	13,575,864

Security	Shares	Value

Finland (continued)
Nordea Bank Abp	10,608,714	$96,351,712
Oriola OYJ, Class B	513,199	1,280,792
Orion OYJ, Class B	386,741	13,681,299
Outokumpu OYJ	1,285,994	5,529,123
Outotec OYJ(a)	592,606	2,427,548
Ramirent OYJ(a)	340,759	2,338,203
Sampo OYJ, Class A	1,522,436	69,824,333
Sanoma OYJ	289,999	2,821,798
Stora Enso OYJ, Class R	1,948,385	26,146,202
Tieto OYJ	227,296	6,525,484
UPM-Kymmene OYJ	1,887,498	54,708,329
Uponor OYJ	233,454	2,655,997
Valmet OYJ	482,056	10,869,102
Wartsila OYJ Abp	1,560,185	25,466,073
YIT OYJ	629,890	4,080,020

		718,226,908

France — 9.7%
ABC arbitrage	336,888	2,385,087
Accor SA, NVS	657,349	28,685,072
Aeroports de Paris, NVS	109,798	21,065,138
Air France-KLM, NVS(a)	686,794	8,668,676
Air Liquide SA	1,489,306	181,058,328
Airbus SE	2,046,351	235,325,035
Albioma SA	192,502	4,320,537
ALD SA(c)	387,172	5,637,664
Alstom SA, NVS	544,251	21,969,930
Alten SA, NVS	118,258	11,350,894
Altran Technologies SA, NVS(b)	865,180	8,175,300
Amundi SA(c)	226,751	13,061,304
APERAM SA	189,691	5,811,545
Arkema SA, NVS	237,326	22,580,742
Assystem SA, NVS	43,579	1,420,134
Atos SE	345,168	31,574,132
AXA SA, NVS	6,853,255	159,201,911
BioMerieux, NVS	147,222	10,422,970
BNP Paribas SA	3,947,886	185,571,453
Boiron SA, NVS	31,663	1,754,821
Bollore SA, NVS	3,257,493	13,463,588
Bonduelle SCA, NVS	75,470	2,723,508
Bouygues SA, NVS	791,931	28,097,031
Bureau Veritas SA, NVS	901,541	20,068,773
Capgemini SE	566,605	62,726,536
Carrefour SA, NVS	2,068,192	41,019,829
Casino Guichard Perrachon SA, NVS(b)	199,659	9,853,532
Cellectis SA, NVS(a)	140,458	2,472,324
CGG SA(a)	2,566,924	4,836,373
Cie. de Saint-Gobain, NVS	1,715,443	59,287,736
Cie. Generale des Etablissements Michelin SCA, NVS	599,279	65,216,008
Cie. Plastic Omnium SA, NVS	259,142	7,139,431
CNP Assurances, NVS	607,413	13,827,999
Coface SA(a)	415,744	3,825,903
Covivio	155,010	15,883,448
Credit Agricole SA	3,948,009	45,115,676
Danone SA, NVS	2,159,615	157,356,130
Dassault Aviation SA, NVS	9,314	13,904,236
Dassault Systemes SE, NVS	463,357	58,245,411
Derichebourg SA, NVS	456,438	2,086,578
Edenred, NVS	889,618	36,176,861
Eiffage SA, NVS	270,026	25,382,192

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Electricite de France SA, NVS	2,119,502	$35,094,072
Elior Group SA(c)	439,524	6,203,279
Elis SA, NVS	785,083	12,728,914
Engie SA	6,368,947	102,203,016
Eramet, NVS	36,755	2,566,319
EssilorLuxottica SA, NVS	1,009,469	128,167,529
Esso SA Francaise	9,407	366,998
Etablissements Maurel et Prom(a)	162,401	641,965
Eurazeo SE, NVS	168,884	12,576,703
Eurofins Scientific SE, NVS	43,002	17,348,867
Europcar Mobility Group, NVS(c)	476,740	4,206,700
Eutelsat Communications SA	611,271	12,975,949
Faurecia SA, NVS	283,992	12,435,066
FFP, NVS	24,215	2,550,708
Fnac Darty SA(a)	75,227	5,308,630
Gaztransport Et Technigaz SA	88,772	7,512,278
Gecina SA	166,379	24,474,856
Genfit, NVS(a)(b)	156,434	3,234,592
Getlink SE, NVS	1,644,898	24,121,451
Guerbet, NVS	25,642	1,662,394
Hermes International, NVS	112,473	67,677,540
ICADE	109,251	9,226,497
Iliad SA, NVS	95,489	10,967,838
Imerys SA, NVS	152,330	8,040,386
Ingenico Group SA, NVS	229,155	12,518,755
Innate Pharma SA(a)(b)	169,569	1,307,523
Ipsen SA, NVS	140,759	17,766,524
IPSOS, NVS	137,246	3,193,752
JCDecaux SA	270,998	8,047,555
Kering SA, NVS	265,831	133,449,603
Klepierre SA	722,181	24,826,842
Korian SA	195,685	6,978,662
Lagardere SCA, NVS	402,713	10,549,580
Legrand SA	901,492	53,541,403
LISI, NVS	74,838	2,378,677
L’Oreal SA	871,650	210,136,644
LVMH Moet Hennessy Louis Vuitton SE, NVS	975,268	313,060,068
Maisons du Monde SA(c)	186,531	4,824,347
Mercialys SA	245,862	3,780,331
Mersen SA, NVS	87,320	2,865,585
Metropole Television SA	164,637	2,521,984
Natixis SA	3,500,409	17,961,979
Neopost SA	145,292	3,654,398
Nexans SA	131,766	3,946,185
Nexity SA	161,821	7,575,803
Orange SA, NVS	6,852,256	106,695,728
Orpea, NVS	166,104	16,524,670
Pernod Ricard SA, NVS	739,176	122,984,241
Peugeot SA, NVS	2,066,753	52,149,171
Publicis Groupe SA, NVS	740,152	45,267,002
Rallye SA, NVS(b)	104,774	1,208,240
Remy Cointreau SA, NVS	86,198	10,039,148
Renault SA, NVS	667,920	47,402,119
Rexel SA	1,047,535	11,971,856
Rubis SCA	309,704	18,496,994
Safran SA, NVS	1,177,251	154,670,739
Sanofi, NVS	3,963,216	344,798,309
Sartorius Stedim Biotech, NVS	102,327	11,307,071
Schneider Electric SE, NVS	1,938,964	138,119,520
SCOR SE	589,929	24,856,274

Security	Shares	Value

France (continued)
SEB SA, NVS	81,854	$12,585,727
SES SA	1,290,869	26,395,110
Societe BIC SA, NVS	99,044	9,949,882
Societe Generale SA, NVS	2,672,306	83,220,369
Sodexo SA, NVS	319,651	33,377,289
SOITEC, NVS(a)	82,439	6,352,027
Solocal Group, NVS(a)(b)	2,242,435	1,157,886
Solutions 30 SE(a)	62,573	801,281
Sopra Steria Group, NVS	61,101	6,190,741
SPIE SA, NVS	462,774	6,988,089
STMicroelectronics NV	2,532,032	40,283,080
Suez	1,353,207	17,367,361
Tarkett SA, NVS(b)	136,235	2,967,007
Technicolor SA, Registered(a)(b)	1,668,663	1,871,626
Teleperformance, NVS	210,164	36,245,234
Television Francaise 1	260,757	2,118,375
Thales SA, NVS	371,582	41,213,079
TOTAL SA, NVS	8,418,875	463,498,049
Trigano SA, NVS	41,752	4,048,253
Ubisoft Entertainment SA, NVS(a)	288,105	25,620,412
Unibail-Rodamco-Westfield	485,374	87,529,034
Valeo SA, NVS	863,974	27,034,567
Veolia Environnement SA, NVS	1,866,217	39,444,402
Vicat SA, NVS	63,445	3,181,357
Vinci SA	1,739,009	153,408,283
Virbac SA, NVS(a)	18,844	2,659,572
Vivendi SA, NVS	3,659,052	93,376,366
Wendel SA, NVS	96,201	11,756,087
Worldline SA/France, NVS(a)(c)	180,917	9,719,510

		5,362,779,660

Germany —7.9%
1&1 Drillisch AG(b)	199,204	8,292,757
Aareal Bank AG	201,302	6,513,746
adidas AG	661,009	157,535,151
ADO Properties SA(c)	137,309	8,248,012
ADVA Optical Networking SE(a)(b)	277,786	2,376,247
AIXTRON SE(a)(b)	476,367	4,757,668
Allianz SE, Registered	1,491,756	316,530,296
alstria office REIT AG	586,845	8,848,148
Aroundtown SA	2,938,506	26,030,199
AURELIUS Equity Opportunities SE & Co KGaA(b)	93,199	3,999,599
Aurubis AG	133,882	7,332,418
Axel Springer SE	168,623	10,332,173
BASF SE	3,192,207	233,766,057
Bayer AG, Registered	3,301,962	250,820,867
Bayerische Motoren Werke AG	1,164,184	98,130,984
BayWa AG(b)	54,111	1,480,838
Bechtle AG	122,197	9,723,903
Beiersdorf AG	342,039	34,262,849
Bertrandt AG	27,193	2,337,074
Bilfinger SE	123,051	3,930,864
Borussia Dortmund GmbH & Co. KGaA	301,065	3,103,930
Brenntag AG	523,674	24,786,692
CANCOM SE	161,149	6,261,064
Carl Zeiss Meditec AG, Bearer	144,412	13,115,589
CECONOMY AG(b)	775,663	3,649,140
Cewe Stiftung & Co. KGaA	33,400	2,947,178
comdirect bank AG	108,402	1,248,834
Commerzbank AG(a)	3,854,807	27,693,634
CompuGroup Medical SE	97,276	4,846,510

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Continental AG	389,502	$61,520,451
Covestro AG(c)	685,702	37,908,432
CTS Eventim AG & Co. KGaA	242,324	10,310,263
Daimler AG, Registered	3,184,387	188,761,687
Delivery Hero SE(a)(c)	356,259	13,163,013
Deutsche Bank AG, Registered	6,884,408	61,189,612
Deutsche Beteiligungs AG	76,695	3,000,924
Deutsche Boerse AG	680,533	90,776,985
Deutsche EuroShop AG	191,956	5,982,257
Deutsche Lufthansa AG, Registered	828,872	20,981,019
Deutsche Pfandbriefbank AG(c)	492,095	5,559,021
Deutsche Post AG, Registered	3,473,408	102,668,038
Deutsche Telekom AG, Registered	11,548,319	188,033,302
Deutsche Wohnen SE	1,262,792	63,161,480
Deutz AG	533,730	3,800,117
DIC Asset AG	242,630	2,745,080
DMG Mori AG	100,495	5,056,473
Duerr AG(b)	202,201	8,282,952
E.ON SE	7,622,749	84,668,250
Evonik Industries AG	561,988	15,386,190
Evotec AG(a)	465,351	10,924,961
Fraport AG Frankfurt Airport Services Worldwide	142,259	11,253,423
Freenet AG	484,864	10,337,113
Fresenius Medical Care AG & Co. KGaA	760,350	56,151,736
Fresenius SE & Co. KGaA	1,463,806	76,087,853
GEA Group AG	596,237	16,433,328
Gerresheimer AG	113,710	7,711,161
Grand City Properties SA	484,502	12,063,933
GRENKE AG(b)	102,919	9,471,168
Hamborner REIT AG	372,310	3,917,488
Hamburger Hafen und Logistik AG	113,059	2,523,239
Hannover Rueck SE	201,203	29,066,570
Hapag-Lloyd AG(b)(c)	150,561	3,800,745
HeidelbergCement AG	511,109	35,399,438
Heidelberger Druckmaschinen AG(a)(b)	1,119,421	2,265,821
HelloFresh SE(a)	63,436	632,178
Henkel AG & Co. KGaA	369,017	33,895,443
HOCHTIEF AG	75,841	11,356,596
HUGO BOSS AG	231,595	16,646,178
Hypoport AG(a)(b)	14,826	3,103,005
Indus Holding AG	77,465	3,848,815
Infineon Technologies AG	4,018,217	89,516,767
Innogy SE(a)	457,572	19,636,526
Innogy SE, New(c)	19,805	940,825
Isra Vision AG	74,780	2,526,995
Jenoptik AG	223,807	7,241,964
K+S AG, Registered	689,135	13,426,895
KION Group AG	253,152	14,645,959
Kloeckner & Co. SE(b)	290,040	2,168,233
Koenig & Bauer AG(b)	55,946	2,657,682
Krones AG(b)	57,690	4,829,025
KWS Saat SE	7,538	2,382,930
LANXESS AG	312,069	17,195,167
LEG Immobilien AG	229,743	27,020,897
Leoni AG(b)	132,107	4,897,747
Merck KGaA	459,136	48,247,586
METRO AG	638,733	10,821,474
MLP SE	385,044	1,897,611
MorphoSys AG(a)	119,491	12,929,463
MTU Aero Engines AG	186,730	40,324,345

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	507,743	$113,317,545
Nemetschek SE	81,351	10,445,436
Nordex SE(a)	269,912	3,081,619
Norma Group SE	124,559	6,594,567
OSRAM Licht AG	355,648	15,144,151
PATRIZIA Immobilien AG	209,976	4,683,813
Pfeiffer Vacuum Technology AG(b)	27,806	3,898,911
ProSiebenSat.1 Media SE	887,848	15,923,231
Puma SE	29,279	16,344,539
QIAGEN NV(a)	810,959	29,963,213
Rational AG	12,505	7,848,825
Rheinmetall AG	161,978	16,835,342
RHOEN-KLINIKUMAG	139,184	3,638,117
Rocket Internet SE(a)(c)	309,452	7,818,874
RTL Group SA	142,339	7,800,489
RWE AG	1,837,497	45,626,536
SAF-Holland SA	240,361	3,009,001
Salzgitter AG	151,384	4,571,929
SAP SE	3,461,749	358,489,460
Scout24 AG(c)	398,263	18,727,315
SGL Carbon SE(a)(b)	265,273	2,182,458
Siemens AG, Registered	2,666,966	293,106,815
Siemens Healthineers AG(a)(c)	519,272	20,511,738
Siltronic AG	80,282	7,984,922
Sixt SE	52,152	4,745,454
SMA Solar Technology AG(b)	58,246	1,474,366
Software AG	185,188	6,736,056
Stabilus SA	93,044	5,818,600
STRATEC SE(b)	27,277	1,874,809
Stroeer SE & Co. KGaA(b)	120,053	6,733,453
Suedzucker AG(b)	284,952	4,636,407
Symrise AG	425,407	35,438,461
TAG Immobilien AG	581,374	14,702,825
Takkt AG	136,262	2,304,655
Telefonica Deutschland Holding AG	2,752,334	9,663,983
thyssenkrupp AG	1,517,686	26,940,512
TLG Immobilien AG	438,186	13,474,942
TUI AG	1,541,629	23,402,384
Uniper SE	715,890	20,757,983
United Internet AG, Registered	465,888	18,491,225
Volkswagen AG	115,906	20,215,436
Vonovia SE	1,753,174	88,131,646
Vossloh AG	46,708	2,200,078
Wacker Neuson SE	131,562	2,942,225
Wirecard AG	422,784	70,197,344
XING SE	14,978	4,494,270
Zalando SE(a)(c)	411,390	12,580,113
zooplus AG(a)(b)	25,002	3,015,165

		4,354,577,488

Hong Kong — 3.6%
AIA Group Ltd.	42,534,200	382,155,696
ASM Pacific Technology Ltd.	1,183,900	12,711,532
Bank of East Asia Ltd. (The)	4,589,600	15,412,334
BeiGene Ltd., ADR(a)(b)	120,958	15,661,642
BOC Hong Kong Holdings Ltd.	13,117,500	50,318,828
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	6,240,000	827,048
Café de Coral Holdings Ltd.	1,218,000	3,282,998
Champion REIT	7,113,000	5,393,650
Chow Sang Sang Holdings International Ltd.	1,000	1,468

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CITIC Telecom International Holdings Ltd.	6,331,000	$2,299,483
CK Asset Holdings Ltd.	9,308,516	77,999,022
CK Hutchison Holdings Ltd.	9,523,516	95,821,376
CK Infrastructure Holdings Ltd.	2,428,000	19,602,355
CLP Holdings Ltd.	5,756,000	66,643,634
Dah Sing Banking Group Ltd.	2,219,600	4,327,919
Dah Sing Financial Holdings Ltd.	671,600	3,706,052
Dairy Farm International Holdings Ltd.	1,298,800	11,728,164
Far East Consortium International Ltd./HK	4,880,000	2,176,711
First Pacific Co. Ltd.	9,746,250	4,210,660
Galaxy Entertainment Group Ltd.	8,501,000	58,502,810
Giordano International Ltd.	5,626,000	2,824,938
Guotai Junan International Holdings Ltd.(b)	15,793,000	2,757,390
Haitong International Securities Group Ltd.(b)	11,234,000	3,922,816
Hang Lung Group Ltd.	3,542,000	10,382,199
Hang Lung Properties Ltd.	7,446,000	16,226,770
Hang Seng Bank Ltd.	2,701,400	61,831,272
Health and Happiness H&H International Holdings Ltd.(a)(b)	830,500	5,059,184
Henderson Land Development Co. Ltd.	4,924,519	27,896,424
HK Electric Investments & HK Electric Investments Ltd.	10,630,000	10,824,130
HKBN Ltd.	3,404,500	5,249,908
HKT Trust & HKT Ltd.	13,828,200	20,372,130
Hong Kong & China Gas Co. Ltd.	32,729,383	70,992,149
Hong Kong Exchanges & Clearing Ltd.	4,221,000	131,255,687
Hongkong Land Holdings Ltd.	4,372,900	31,353,693
Hopewell Holdings Ltd.	2,252,000	10,375,037
Hsin Chong Group Holdings Ltd.(a)(d)	7,490,000	200,454
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	6,936,000	2,740,209
Hysan Development Co. Ltd.	2,224,000	11,535,652
Jardine Matheson Holdings Ltd.	774,000	51,718,680
Jardine Strategic Holdings Ltd.	803,700	30,765,636
Johnson Electric Holdings Ltd.	1,269,250	2,885,725
Kerry Logistics Network Ltd.	1,972,500	3,091,969
Kerry Properties Ltd.	2,471,500	10,205,131
Landing International Development Ltd.(a)	5,176,800	1,702,135
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,693,000	1,084,517
Lifestyle International Holdings Ltd.	2,320,000	3,494,768
Link REIT	7,588,500	83,170,122
Luk Fook Holdings International Ltd.(b)	1,321,000	3,829,986
Macau Legend Development Ltd.(b)	9,065,750	1,571,287
Man Wah Holdings Ltd.	6,885,200	3,237,844
Melco International Development Ltd.	3,048,000	7,077,441
Melco Resorts & Entertainment Ltd., ADR	923,063	19,919,700
MGM China Holdings Ltd.(b)	3,907,200	7,508,962
Minth Group Ltd.	2,944,000	10,242,675
MTR Corp. Ltd.	5,365,000	29,947,239
New World Development Co. Ltd.	21,806,000	34,181,732
NewOcean Energy Holdings Ltd.(a)	2,540,000	818,968
NWS Holdings Ltd.	5,981,166	13,690,053
Pacific Basin Shipping Ltd.	17,525,000	3,461,806
Pacific Textiles Holdings Ltd.	2,956,000	2,576,757
PCCW Ltd.	17,379,000	10,343,193
Power Assets Holdings Ltd.	4,893,500	32,896,903
Prosperity REIT	6,355,000	2,551,168
Regina Miracle International Holdings Ltd.(c)	956,000	791,925
Sa Sa International Holdings Ltd.(b)	4,622,000	1,755,332

Security	Shares	Value

Hong Kong (continued)
Sands China Ltd.	8,679,200	$41,257,364
Shangri-La Asia Ltd.	5,204,000	6,751,465
Shun Tak Holdings Ltd.	4,744,000	1,880,260
Sino Land Co. Ltd.	12,128,000	21,731,388
SITC International Holdings Co. Ltd.	5,135,000	4,711,790
SJM Holdings Ltd.	7,563,000	7,922,803
SmarTone Telecommunications Holdings Ltd.	1,353,000	1,605,316
Sun Hung Kai Properties Ltd.	5,559,500	92,957,090
Sunlight REIT	1,795,000	1,249,022
Swire Pacific Ltd., Class A	1,766,500	20,869,225
Swire Properties Ltd.	4,335,600	16,852,409
Techtronic Industries Co. Ltd.	4,998,500	28,952,531
Television Broadcasts Ltd.	1,119,700	2,089,083
Texwinca Holdings Ltd.(b)	1,624,000	622,968
Town Health International Medical Group Ltd.(a)(b)(d)	4,701,000	5,991
United Laboratories International Holdings Ltd. (The)(b)	3,062,000	1,736,513
Value Partners Group Ltd.(b)	5,237,000	3,871,003
VTech Holdings Ltd.	677,100	6,458,885
WH Group Ltd.(c)	31,257,000	26,768,838
Wharf Holdings Ltd. (The)	3,369,000	10,154,186
Wharf Real Estate Investment Co. Ltd.	4,295,000	29,283,966
Wheelock & Co. Ltd.	2,879,000	18,418,673
Wynn Macau Ltd.(b)	6,054,800	14,691,959
Xinyi Glass Holdings Ltd.(b)	7,034,000	8,516,064
Yue Yuen Industrial Holdings Ltd.	2,764,000	9,440,300

		2,011,904,170

Ireland — 0.5%
AIB Group PLC	2,816,664	12,604,721
Bank of Ireland Group PLC	3,309,933	19,863,442
C&C Group PLC	1,122,900	4,251,955
Cairn Homes PLC,NVS(a)	2,229,400	3,325,561
CRH PLC	2,919,143	84,074,191
Dalata Hotel Group PLC	683,696	4,479,533
Glanbia PLC	692,162	13,263,490
Grafton Group PLC	813,128	7,856,428
Green REIT PLC	2,255,529	3,747,577
Hibernia REIT PLC	2,500,631	3,770,323
Kerry Group PLC, Class A	542,601	55,567,700
Kingspan Group PLC	537,972	22,037,458
Origin Enterprises PLC	420,922	2,767,514
Paddy Power Betfair PLC	294,006	24,104,162
Ryanair Holdings PLC, ADR, NVS(a)	71,349	5,065,779
Smurfit Kappa Group PLC	819,242	23,670,179
UDG Healthcare PLC	1,050,813	8,017,295

		298,467,308

Israel — 0.7%
Airport City Ltd.(a)	309,034	4,074,233
Alony Hetz Properties & Investments Ltd.	536,750	5,678,847
Azrieli Group Ltd.	162,312	8,639,962
Bank Hapoalim BM	3,900,114	26,396,148
Bank Leumi Le-Israel BM	5,681,706	37,515,758
Bezeq The Israeli Telecommunication Corp. Ltd.	8,326,191	6,675,619
Caesarstone Ltd.(b)	120,241	1,849,307
Cellcom Israel Ltd.(a)(b)	249,676	1,317,357
Check Point Software Technologies Ltd.(a)(b)	451,027	50,478,942
Clal Insurance Enterprises Holdings Ltd.(a)	131,027	1,926,862
CyberArk Software Ltd.(a)(b)	156,437	13,728,911
Delek Automotive Systems Ltd.	176,039	796,554

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Delek Group Ltd.(b)	18,543	$3,233,701
Elbit Systems Ltd.	94,480	11,681,116
First International Bank of Israel Ltd., NVS	308,975	7,309,269
Gazit-Globe Ltd.	407,361	3,331,094
Harel Insurance Investments & Financial Services Ltd.	682,516	4,756,432
Israel Chemicals Ltd.	2,589,514	15,002,895
Israel Corp. Ltd. (The)	14,910	4,292,537
Israel Discount Bank Ltd., Class A	4,689,660	16,560,473
Ituran Location and Control Ltd.	108,389	3,571,418
Kornit Digital Ltd.(a)(b)	82,844	1,587,291
Melisron Ltd.	68,891	3,170,323
Migdal Insurance & Financial Holding Ltd.	1,890,860	1,733,039
Mizrahi Tefahot Bank Ltd.	576,302	10,708,360
Nice Ltd.(a)	232,437	25,596,379
Oil Refineries Ltd.	8,139,169	3,960,655
Orbotech Ltd.(a)	185,916	11,402,228
Partner Communications Co. Ltd.(a)	488,103	2,216,665
Paz Oil Co. Ltd.	40,817	6,099,098
Radware Ltd.(a)(b)	63,024	1,525,811
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	45,639	2,479,636
Shikun & Binui Ltd.(a)	908,670	1,659,403
Shufersal Ltd.	682,223	4,806,966
Strauss Group Ltd.	238,816	5,801,390
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	3,411,471	67,717,699
Tower Semiconductor Ltd.(a)(b)	396,737	5,921,711
Wix.com Ltd.(a)(b)	163,539	17,882,990

		403,087,079

Italy — 2.4%
A2A SpA	6,071,186	11,090,476
ACEA SpA	238,087	3,638,928
Amplifon SpA, NVS	364,391	6,539,401
Anima Holding SpA(c)	1,294,270	5,331,543
Assicurazioni Generali SpA	4,138,908	72,638,833
ASTM SpA	185,869	4,468,118
Atlantia SpA	1,732,593	41,033,622
Autogrill SpA	500,801	4,510,954
Azimut Holding SpA(b)	526,606	6,689,090
Banca Generali SpA	253,158	5,984,012
Banca IFIS SpA	95,660	1,841,857
Banca Mediolanum SpA	1,074,767	6,567,008
Banca Popolare di Sondrio SCPA	1,965,363	5,250,001
Banco BPM SpA(a)(b)	5,572,875	10,817,093
Bio On SpA(a)(b)	29,650	2,044,715
BPER Banca(b)	1,744,950	5,918,628
Brembo SpA	572,904	6,554,063
Brunello Cucinelli SpA(b)	115,353	4,176,013
Buzzi Unicem SpA(b)	352,681	6,746,077
Cerved Group SpA	787,770	6,951,194
CIR-Compagnie Industriali Riunite SpA	1,538,032	1,785,992
CNH Industrial NV	3,601,287	35,388,976
Credito Emiliano SpA	345,577	1,974,730
Credito Valtellinese SpA(a)(b)	25,886,834	1,942,631
Danieli & C Officine Meccaniche SpA	64,151	1,324,981
Davide Campari-Milano SpA, NVS	2,052,982	18,480,414
De’ Longhi SpA	256,681	6,420,721
DiaSorin SpA	85,370	7,831,724
Enav SpA(c)	936,222	4,801,976
Enel SpA	28,147,320	170,079,320

Security	Shares	Value

Italy (continued)
Eni SpA	8,863,814	$150,588,561
ERG SpA	251,439	4,933,582
Ferrari NV	432,054	53,839,555
Fiat Chrysler Automobiles NV(a)	3,820,161	65,392,189
FinecoBank Banca Fineco SpA	1,495,013	16,276,209
Geox SpA	531,399	792,680
Hera SpA	3,024,878	10,246,082
IMA Industria Macchine Automatiche SpA(b)	74,295	4,931,699
Infrastrutture Wireless Italiane SpA(c)	946,938	7,551,617
Interpump Group SpA	296,915	9,580,343
Intesa Sanpaolo SpA	52,208,668	119,502,111
Iren SpA	2,504,537	6,155,744
Italgas SpA	1,934,298	11,714,571
Juventus Football Club SpA(a)(b)	1,594,816	2,647,968
Leonardo SpA	1,077,555	10,457,810
Maire Tecnimont SpA	593,195	2,385,037
MARR SpA	170,214	4,082,020
Mediaset SpA(a)(b)	1,569,280	5,167,922
Mediobanca Banca di Credito Finanziario SpA	2,217,883	19,331,128
Moncler SpA	693,918	26,196,161
Piaggio & C SpA	931,209	2,141,305
Pirelli & C SpA(a)(c)	1,500,420	9,820,327
Poste Italiane SpA(c)	1,915,761	16,517,569
Prysmian SpA	847,243	18,208,718
Recordati SpA	394,923	14,337,800
Reply SpA	87,664	4,868,557
Saipem SpA(a)(b)	2,195,716	10,458,334
Salini Impregilo SpA(b)	979,812	2,158,627
Salvatore Ferragamo SpA(b)	192,088	3,856,096
Saras SpA	2,067,870	4,413,364
Snam SpA	7,733,528	37,003,885
Societa Cattolica di Assicurazioni SC	599,640	5,545,737
Societa Iniziative Autostradali e Servizi SpA	307,475	4,741,794
Technogym SpA, NVS(c)	394,524	4,585,814
Telecom Italia SpA/Milano(a)	40,812,563	22,759,554
Tenaris SA	1,658,892	20,871,822
Terna Rete Elettrica Nazionale SpA	4,906,165	30,242,087
Tod’s SpA(b)	46,178	2,151,269
UniCredit SpA	7,129,541	82,527,796
Unione di Banche Italiane SpA	3,854,039	9,901,564
Unipol Gruppo SpA	1,810,324	8,304,867

		1,316,012,966

Japan — 25.4%
77 Bank Ltd. (The)	274,700	4,843,787
ABC-Mart Inc.	126,700	7,264,615
Acom Co. Ltd.	1,694,000	5,930,479
Activia Properties Inc.	2,297	9,951,626
Adastria Co. Ltd.	114,700	2,102,605
ADEKA Corp.	364,300	5,737,482
Advance Residence Investment Corp.	4,464	13,207,829
Advantest Corp.	652,100	14,818,003
Aeon Co. Ltd.	2,170,400	44,044,183
Aeon Delight Co. Ltd.	90,100	3,340,563
AEON Financial Service Co. Ltd.	435,000	8,421,805
Aeon Mall Co. Ltd.	412,900	6,851,947
AEON REIT Investment Corp.	6,093	7,132,667
AGC Inc./Japan	670,800	22,713,388
Ai Holdings Corp.	164,600	2,858,532
Aica Kogyo Co. Ltd.	229,400	8,041,542
Aichi Steel Corp.	38,300	1,205,343

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aida Engineering Ltd.	265,700	$1,916,517
Aiful Corp.(a)(b)	1,708,500	4,364,265
Ain Holdings Inc.	98,400	7,197,133
Air Water Inc.	562,100	9,364,029
Aisin Seiki Co. Ltd.	576,400	22,721,272
Ajinomoto Co. Inc.	1,609,900	27,825,249
Akebono Brake Industry Co. Ltd.(a)(b)	600,900	911,040
Alfresa Holdings Corp.	687,400	18,929,870
Alps Alpine Co. Ltd.	792,676	16,657,631
Amada Holdings Co. Ltd.	1,285,000	12,893,687
Amano Corp.	255,000	5,302,444
ANA Holdings Inc.	395,300	14,558,140
Anritsu Corp.	584,900	10,361,915
AOKI Holdings Inc.	123,800	1,456,069
Aoyama Trading Co. Ltd.	194,200	4,848,308
Aozora Bank Ltd.	432,900	13,325,508
Arcs Co. Ltd.	157,700	3,518,291
Ariake Japan Co. Ltd.	79,700	4,811,440
Asahi Diamond Industrial Co. Ltd.	297,500	1,968,207
Asahi Group Holdings Ltd.	1,276,800	53,322,209
Asahi Holdings Inc.	138,800	2,956,339
Asahi Intecc Co. Ltd.	354,600	15,379,142
Asahi Kasei Corp.	4,445,000	48,685,473
Asics Corp.	612,100	8,830,258
ASKUL Corp.	104,500	2,105,747
Astellas Pharma Inc.	6,605,000	97,682,142
Atom Corp.(b)	544,300	4,951,365
Autobacs Seven Co. Ltd.	336,400	5,628,819
Avex Inc.	182,000	2,446,623
Awa Bank Ltd. (The)	136,200	3,773,252
Azbil Corp.	486,600	10,221,149
Bandai Namco Holdings Inc.	708,300	31,207,374
Bando Chemical Industries Ltd.	57,300	572,316
Bank of Iwate Ltd. (The)	20,000	607,369
Bank of Kyoto Ltd. (The)	231,100	9,821,166
Bank of Nagoya Ltd. (The)	23,200	673,638
Bank of Okinawa Ltd. (The)	44,800	1,278,177
Bank of Saga Ltd. (The)	16,700	265,316
Bank of the Ryukyus Ltd.	165,200	1,724,407
Benesse Holdings Inc.	283,500	7,400,749
Bic Camera Inc.	426,500	5,000,588
BML Inc.	106,000	2,921,988
Bridgestone Corp.	2,123,100	81,701,211
Broadleaf Co. Ltd.	440,200	2,248,931
Brother Industries Ltd.	865,400	14,567,792
Calbee Inc.	305,800	9,806,506
Canon Electronics Inc.	94,000	1,542,626
Canon Inc.	3,478,500	99,531,829
Canon Marketing Japan Inc.	208,500	4,034,742
Capcom Co. Ltd.	307,000	6,572,728
Casio Computer Co. Ltd.	710,800	9,450,773
Cawachi Ltd.	78,100	1,530,711
Central Glass Co. Ltd.	148,100	3,266,011
Central Japan Railway Co.	499,900	107,899,026
Chiba Bank Ltd. (The)	2,470,900	15,030,192
Chiyoda Co. Ltd.	54,700	919,792
Chofu Seisakusho Co. Ltd.	23,500	435,105
Chubu Electric Power Co. Inc.	2,163,000	34,175,122
Chugai Pharmaceutical Co. Ltd.	792,100	46,726,840
Chugoku Bank Ltd. (The)	737,000	6,778,802

Security	Shares	Value

Japan (continued)
Chugoku Electric Power Co. Inc. (The)	1,012,400	$13,832,939
Citizen Watch Co. Ltd.	1,188,300	6,332,941
CKD Corp.	273,300	2,566,504
Clarion Co. Ltd.	95,500	2,190,278
Coca-Cola Bottlers Japan Holdings Inc.	491,850	15,162,701
cocokara fine Inc.	74,900	3,468,676
COLOPL Inc.(b)	269,600	1,947,125
Colowide Co. Ltd.(b)	226,900	4,922,456
Comforia Residential REIT Inc.	2,256	5,984,629
COMSYS Holdings Corp.	426,700	11,115,451
Concordia Financial Group Ltd.	4,215,600	17,353,568
Cosel Co. Ltd.	101,500	1,008,192
Cosmo Energy Holdings Co. Ltd.	213,600	4,820,377
Cosmos Pharmaceutical Corp.	36,800	7,040,118
Create SD Holdings Co. Ltd.	108,900	2,735,759
Credit Saison Co. Ltd.	586,100	7,701,213
CyberAgent Inc.	377,100	12,127,630
Dai Nippon Printing Co. Ltd.	942,200	21,782,369
Daibiru Corp.	144,100	1,435,306
Daicel Corp.	1,020,900	10,693,981
Daido Steel Co. Ltd.	100,700	4,200,845
Daifuku Co. Ltd.	371,600	18,574,878
Daihen Corp.	90,200	2,018,166
Dai-ichi Life Holdings Inc.	3,811,800	61,626,960
Daiichi Sankyo Co. Ltd.	2,011,700	69,632,214
Daiichikosho Co. Ltd.	154,300	7,287,531
Daikin Industries Ltd.	869,700	94,018,382
Daikyonishikawa Corp.	174,500	1,797,432
Daio Paper Corp.(b)	271,400	3,486,329
Daiseki Co. Ltd.	150,400	3,544,758
Daishi Hokuetsu Financial Group Inc.	103,200	2,968,079
Daito Trust Construction Co. Ltd.	253,900	35,333,231
Daiwa House Industry Co. Ltd.	1,990,200	64,499,085
Daiwa House REIT Investment Corp.	6,368	14,991,102
Daiwa Office Investment Corp.	1,187	7,940,237
Daiwa Securities Group Inc.	5,670,800	28,231,549
Daiwabo Holdings Co. Ltd.	69,300	3,712,386
DCM Holdings Co. Ltd.	461,800	4,705,837
DeNA Co. Ltd.	429,700	7,580,851
Denka Co. Ltd.	319,400	10,242,635
Denso Corp.	1,521,100	69,716,501
Dentsu Inc.	761,000	36,081,595
Descente Ltd.	80,800	1,686,087
DIC Corp.	305,900	9,795,658
Digital Garage Inc.	151,200	3,627,522
Dip Corp.	143,000	2,600,358
Disco Corp.	107,800	15,927,814
DMG Mori Co. Ltd.	478,500	6,467,642
Don Quijote Holdings Co. Ltd.	429,500	24,981,485
Doshisha Co. Ltd.	67,100	1,028,419
Doutor Nichires Holdings Co. Ltd.	173,900	3,323,642
Dowa Holdings Co. Ltd.	189,800	6,069,135
DTS Corp.	93,100	3,289,254
Duskin Co. Ltd.	190,400	4,580,237
Earth Corp.	55,200	2,632,436
East Japan Railway Co.	1,049,400	97,197,023
Ebara Corp.	363,500	10,000,175
EDION Corp.(b)	307,400	3,112,697
Eighteenth Bank Ltd. (The)	21,500	523,720
Eisai Co. Ltd.	895,300	69,259,677

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Eizo Corp.	83,600	$3,241,680
Electric Power Development Co. Ltd.	522,900	13,054,482
en-japan Inc.	137,100	5,120,936
Enplas Corp.	50,200	1,361,207
EPS Holdings Inc.	136,800	2,076,574
Euglena Co. Ltd.(a)(b)	510,500	2,762,882
Exedy Corp.	129,900	3,270,477
Ezaki Glico Co. Ltd.	174,600	8,679,463
FamilyMart UNY Holdings Co. Ltd.	228,400	26,695,286
Fancl Corp.	290,000	6,272,719
FANUC Corp.	683,000	115,224,479
Fast Retailing Co. Ltd.	206,900	94,733,318
FCC Co. Ltd.	147,400	3,732,743
Fields Corp.	56,600	395,259
Financial Products Group Co. Ltd.	329,900	3,610,318
Foster Electric Co. Ltd.	123,400	1,887,908
FP Corp.	85,900	4,870,008
France Bed Holdings Co. Ltd.	77,500	631,650
Frontier Real Estate Investment Corp.	1,543	6,309,244
Fuji Co. Ltd./Ehime	62,800	1,065,805
Fuji Corp./Aichi	283,400	3,689,955
Fuji Electric Co. Ltd.	428,800	13,199,302
Fuji Kyuko Co. Ltd.(b)	83,700	2,549,531
Fuji Oil Holdings Inc.	209,500	6,612,446
Fuji Seal International Inc.	178,400	5,925,903
Fuji Soft Inc.	117,600	4,770,780
FUJIFILM Holdings Corp.	1,359,800	58,287,853
Fujikura Ltd.	1,040,100	4,549,183
Fujimi Inc.	87,000	1,789,084
Fujitec Co. Ltd.	230,000	2,504,365
Fujitsu General Ltd.	245,700	3,153,936
Fujitsu Ltd.	697,900	46,710,499
Fujiya Co. Ltd.(b)	54,300	1,117,134
Fukuoka Financial Group Inc.	560,400	12,363,506
Fukuoka REIT Corp.	2,575	4,022,328
Fukuyama Transporting Co. Ltd.	112,700	4,520,220
Furukawa Co. Ltd.	136,400	1,734,610
Furukawa Electric Co. Ltd.	260,800	7,788,294
Futaba Corp.	128,000	2,014,739
Fuyo General Lease Co. Ltd.	71,700	3,570,835
Geo Holdings Corp.	154,100	2,356,174
Global One Real Estate Investment Corp.	3,136	3,555,843
Glory Ltd.	233,400	5,788,354
GLP J-REIT	12,279	13,054,124
GMO Internet Inc.	282,400	3,804,083
GMO Payment Gateway Inc.(b)	126,700	6,542,810
Goldcrest Co. Ltd.	71,500	1,085,344
Goldwin Inc.	37,500	3,693,834
Gree Inc.	579,600	2,625,589
GS Yuasa Corp.	278,800	5,805,024
GungHo Online Entertainment Inc.(a)(b)	1,566,200	3,698,552
Gunma Bank Ltd. (The)	1,605,600	7,081,577
Gunze Ltd.	70,600	2,941,937
H2O Retailing Corp.	376,400	5,288,207
Hachijuni Bank Ltd. (The)	1,704,000	7,546,890
Hakuhodo DY Holdings Inc.	851,600	13,067,831
Hamamatsu Photonics KK	515,300	18,418,791
Hankyu Hanshin Holdings Inc.	804,500	28,681,981
Hankyu Hanshin REIT Inc.	1,980	2,592,576
Hanwa Co. Ltd.	146,200	4,050,289

Security	Shares	Value

Japan (continued)
Harmonic Drive Systems Inc.(b)	155,700	$5,422,246
Haseko Corp.	1,052,800	11,656,933
Hazama Ando Corp.	726,100	4,803,749
Heiwa Corp.	219,400	4,628,709
Heiwa Real Estate Co. Ltd.	140,900	2,598,422
Heiwa Real Estate REIT Inc.	3,065	3,478,154
Heiwado Co. Ltd.	130,400	3,021,858
Hibiya Engineering Ltd.	30,000	470,275
Hikari Tsushin Inc.	80,500	12,855,738
Hino Motors Ltd.	902,500	9,047,390
Hirata Corp.(b)	41,900	2,575,678
Hirose Electric Co. Ltd.	115,645	12,390,156
Hiroshima Bank Ltd. (The)	1,095,300	6,340,522
HIS Co. Ltd.	144,600	5,454,222
Hisamitsu Pharmaceutical Co. Inc.	217,200	11,076,541
Hitachi Capital Corp.	208,500	4,741,684
Hitachi Chemical Co. Ltd.	392,600	6,450,141
Hitachi Construction Machinery Co. Ltd.	399,900	10,097,631
Hitachi High-Technologies Corp.	246,600	8,882,404
Hitachi Ltd.	3,365,000	105,529,220
Hitachi Metals Ltd.	745,900	8,354,793
Hitachi Transport System Ltd.	159,800	4,456,427
Hitachi Zosen Corp.	849,400	2,817,545
Hogy Medical Co. Ltd.	91,600	3,059,506
Hokkaido Electric Power Co. Inc.	690,800	4,779,678
Hokkoku Bank Ltd. (The)	65,700	1,977,097
Hokuetsu Corp.	627,300	3,395,017
Hokuhoku Financial Group Inc.	501,900	5,755,501
Hokuriku Electric Power Co.(a)(b)	650,500	5,714,215
Hokuto Corp.	104,400	1,902,281
Honda Motor Co. Ltd.	5,646,000	168,555,123
Horiba Ltd.	135,800	6,650,868
Hoshino Resorts REIT Inc.(b)	1,222	6,018,488
Hoshizaki Corp.	190,800	13,534,650
Hosiden Corp.	253,400	1,920,932
House Foods Group Inc.	245,400	8,512,221
Hoya Corp.	1,347,700	77,991,497
Hulic Co. Ltd.	1,113,000	10,257,640
Hulic Reit Inc.	4,552	7,482,797
Hyakugo Bank Ltd. (The)	819,500	2,966,857
Hyakujushi Bank Ltd. (The)	56,100	1,306,234
Ibiden Co. Ltd.	408,900	5,947,705
IBJ Leasing Co. Ltd.	112,000	2,576,937
Ichibanya Co. Ltd.	65,600	2,670,293
Ichigo Inc.	1,118,300	3,853,372
Ichigo Office REIT Investment	5,455	5,077,566
Idec Corp./Japan	138,000	2,534,797
Idemitsu Kosan Co. Ltd.	483,700	17,044,836
IHI Corp.	525,000	16,570,569
Iida Group Holdings Co. Ltd.	559,500	10,184,411
Iino Kaiun Kaisha Ltd.	496,800	1,757,493
Inaba Denki Sangyo Co. Ltd.	90,100	3,514,422
Inabata & Co. Ltd.	127,700	1,681,467
Industrial & Infrastructure Fund Investment Corp.	5,613	5,998,272
Infomart Corp.(b)	375,300	3,976,118
Inpex Corp.	3,578,500	34,377,669
Internet Initiative Japan Inc.	118,400	2,784,026
Invesco Office J-Reit Inc.	39,379	5,934,169
Invincible Investment Corp.	24,429	10,628,624
Iriso Electronics Co. Ltd.(b)	93,100	3,802,531

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iseki & Co. Ltd.	72,400	$1,053,768
Isetan Mitsukoshi Holdings Ltd.	1,204,200	12,370,629
Ishihara Sangyo Kaisha Ltd.(a)	138,300	1,408,035
Istyle Inc.(b)	225,200	1,709,227
Isuzu Motors Ltd.	1,933,700	28,713,215
Ito En Ltd.(b)	208,800	9,276,376
ITOCHU Corp.	4,972,100	90,985,364
Itochu Enex Co. Ltd.	157,100	1,372,803
Itochu Techno-Solutions Corp.	373,800	7,769,325
Itoham Yonekyu Holdings Inc.	608,600	3,864,216
Iwatani Corp.	150,800	5,161,536
Iyo Bank Ltd. (The)	1,050,700	5,802,359
Izumi Co. Ltd.	135,800	6,838,041
J Front Retailing Co. Ltd.	885,000	10,132,408
J Trust Co. Ltd.(b)	286,700	1,074,829
Jaccs Co. Ltd.	107,300	1,839,767
Jafco Co. Ltd.	130,000	4,551,135
Japan Airlines Co. Ltd.	391,100	14,245,340
Japan Airport Terminal Co. Ltd.	191,800	7,331,508
Japan Aviation Electronics Industry Ltd.	198,400	2,577,760
Japan Excellent Inc.	4,560	6,519,673
Japan Exchange Group Inc.	1,813,900	31,851,171
Japan Hotel REIT Investment Corp.	16,245	12,464,003
Japan Lifeline Co. Ltd.	217,900	3,301,636
Japan Logistics Fund Inc.	3,289	6,950,933
Japan Petroleum Exploration Co. Ltd.	138,000	2,586,787
Japan Post Bank Co. Ltd.	1,358,500	15,815,671
Japan Post Holdings Co. Ltd.	5,414,700	66,520,756
Japan Prime Realty Investment Corp.	3,058	12,461,849
Japan Real Estate Investment Corp.	4,513	26,456,804
Japan Rental Housing Investments Inc.	6,974	5,485,385
Japan Retail Fund Investment Corp.	9,357	19,173,123
Japan Securities Finance Co. Ltd.	620,400	3,397,578
Japan Steel Works Ltd. (The)	255,200	4,703,953
Japan Tobacco Inc.	3,836,100	96,933,520
JFE Holdings Inc.	1,717,000	30,204,875
JGC Corp.	748,700	11,420,031
JINS Inc.(b)	55,300	2,769,319
J-Oil Mills Inc.	26,300	918,313
Joyful Honda Co. Ltd.	186,700	2,456,624
JSP Corp.	51,600	1,056,370
JSR Corp.	694,000	11,197,868
JTEKT Corp.	777,500	10,066,135
Juroku Bank Ltd. (The)	110,300	2,418,228
JVC Kenwood Corp.	906,500	2,124,024
JXTG Holdings Inc.	11,460,350	62,488,024
kabu.com Securities Co. Ltd.	1,041,600	5,168,281
Kadokawa Dwango(a)	237,500	2,570,753
Kagome Co. Ltd.	341,300	9,078,963
Kajima Corp.	1,623,700	23,065,701
Kakaku.com Inc.	518,400	9,069,499
Kaken Pharmaceutical Co. Ltd.	134,000	6,316,457
Kamigumi Co. Ltd.	417,700	9,242,135
Kanamoto Co. Ltd.	123,900	3,426,803
Kandenko Co. Ltd.	373,600	3,508,400
Kaneka Corp.	196,600	7,677,571
Kanematsu Corp.	343,500	4,131,595
Kansai Electric Power Co. Inc. (The)	2,466,500	37,485,905
Kansai Mirai Financial Group Inc.(a)	251,057	1,863,953
Kansai Paint Co. Ltd.	666,500	11,697,280

Security	Shares	Value

Japan (continued)
Kanto Denka Kogyo Co. Ltd.	231,600	$1,921,665
Kao Corp.	1,744,100	122,950,797
Kappa Create Co. Ltd.(b)	120,200	1,541,847
Kato Sangyo Co. Ltd.	87,600	2,555,637
Kawasaki Heavy Industries Ltd.	520,900	13,090,706
Kawasaki Kisen Kaisha Ltd.(a)(b)	332,200	4,331,451
KDDI Corp.	6,216,400	155,538,521
Keihan Holdings Co. Ltd.	339,300	13,982,914
Keihin Corp.	182,700	3,260,162
Keikyu Corp.(b)	821,100	13,965,415
Keio Corp.	384,600	22,087,200
Keisei Electric Railway Co. Ltd.	519,200	16,459,065
Keiyo Bank Ltd. (The)	388,400	2,448,244
Kenedix Inc.(b)	1,037,400	5,442,942
Kenedix Office Investment Corp.	1,559	10,700,845
Kenedix Residential Next Investment Corp.	3,554	5,881,424
Kenedix Retail REIT Corp.(b)	2,412	5,742,435
Kewpie Corp.	389,300	8,817,647
KEY Coffee Inc.	59,900	1,112,358
Keyence Corp.	343,700	176,413,507
KH Neochem Co. Ltd.	100,100	2,346,367
Kikkoman Corp.	524,100	27,786,980
Kinden Corp.	528,000	8,674,667
Kintetsu Group Holdings Co. Ltd.	608,500	26,530,667
Kintetsu World Express Inc.	154,300	2,228,794
Kirin Holdings Co. Ltd.	2,878,700	68,508,986
Kisoji Co. Ltd.	99,200	2,227,739
Kissei Pharmaceutical Co. Ltd.	115,900	3,140,578
Kitz Corp.	308,700	2,521,679
Kiyo Bank Ltd. (The)	231,000	3,326,077
Koa Corp.	122,300	1,740,721
Kobayashi Pharmaceutical Co. Ltd.	181,800	11,526,417
Kobe Steel Ltd.	1,105,300	8,835,900
Koei Tecmo Holdings Co. Ltd.	194,520	3,256,597
Kohnan Shoji Co. Ltd.	127,900	3,228,350
Koito Manufacturing Co. Ltd.	384,700	23,082,707
Kokuyo Co. Ltd.	353,100	5,158,771
Komatsu Ltd.	3,253,800	82,563,344
Komeda Holdings Co. Ltd.	50,200	959,441
Komeri Co. Ltd.	112,500	2,844,804
Komori Corp.	208,800	2,215,970
Konami Holdings Corp.	339,400	15,624,313
Konica Minolta Inc.	1,703,000	17,103,547
Konishi Co. Ltd.	78,700	1,143,294
Kose Corp.	110,800	16,279,445
Kotobuki Spirits Co. Ltd.	86,900	3,245,874
K’s Holdings Corp.	610,100	6,065,682
Kubota Corp.	3,493,100	55,013,998
Kumagai Gumi Co. Ltd.	152,000	4,762,657
Kumiai Chemical Industry Co. Ltd.(b)	377,527	2,341,549
Kurabo Industries Ltd.	64,000	1,381,384
Kuraray Co. Ltd.	1,203,300	18,475,736
Kureha Corp.	78,900	4,944,390
Kurita Water Industries Ltd.	378,300	9,593,935
Kusuri no Aoki Holdings Co. Ltd.(b)	62,400	4,134,007
KYB Corp.	80,900	2,188,455
Kyocera Corp.	1,123,800	63,134,367
Kyoei Steel Ltd.(b)	71,600	1,168,443
Kyokuto Kaihatsu Kogyo Co. Ltd.	104,500	1,472,967
KYORIN Holdings Inc.	191,000	4,054,121

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyoritsu Maintenance Co. Ltd.	126,600	$5,764,063
Kyowa Exeo Corp.	365,600	8,969,512
Kyowa Hakko Kirin Co. Ltd.	937,700	17,921,676
Kyudenko Corp.	170,700	6,124,998
Kyushu Electric Power Co. Inc.	1,398,300	17,294,053
Kyushu Financial Group Inc.	1,624,300	6,611,825
Kyushu Railway Co.	558,000	19,022,145
LaSalle Logiport REIT	5,488	5,481,444
Lasertec Corp.	150,200	4,913,278
Lawson Inc.	186,200	11,480,309
Leopalace21 Corp.	1,027,700	4,863,232
Lifull Co. Ltd.	247,700	1,625,083
LINE Corp.(a)(b)	272,300	9,470,325
Lintec Corp.	193,600	4,288,979
Lion Corp.	808,400	16,809,788
LIXIL Group Corp.	927,400	13,600,390
M3 Inc.	1,506,700	21,666,687
Mabuchi Motor Co. Ltd.	186,500	6,529,128
Macnica Fuji Electronics Holdings Inc.	206,800	2,696,400
Maeda Corp.	531,500	5,245,162
Maeda Road Construction Co. Ltd.	279,700	5,440,824
Makino Milling Machine Co. Ltd.	102,100	4,160,742
Makita Corp.	787,100	27,844,666
Mandom Corp.	189,300	4,433,756
Mani Inc.	95,300	4,163,847
Mars Group Holdings Corp.	12,600	247,184
Marubeni Corp.	5,522,100	42,956,996
Marudai Food Co. Ltd.	47,400	764,811
Maruha Nichiro Corp.	173,900	5,912,248
Marui Group Co. Ltd.	736,200	14,922,882
Maruichi Steel Tube Ltd.	206,500	6,622,117
Maruwa Co. Ltd./Aichi(b)	42,000	2,454,470
Matsui Securities Co. Ltd.	550,900	5,902,319
Matsumotokiyoshi Holdings Co. Ltd.	290,900	8,954,470
Matsuya Co. Ltd.	146,600	1,348,402
Maxell Holdings Ltd.	213,200	3,040,397
Mazda Motor Corp.	1,976,500	21,775,462
McDonald’s Holdings Co. Japan Ltd.	248,900	11,012,161
MCUBS MidCity Investment Corp.	7,007	5,916,965
Mebuki Financial Group Inc.	3,776,910	10,584,926
Medipal Holdings Corp.	640,200	14,765,249
Megachips Corp.(b)	83,700	2,162,679
Megmilk Snow Brand Co. Ltd.	200,000	5,283,470
Meidensha Corp.	173,400	2,335,793
MEIJI Holdings Co. Ltd.	434,000	33,537,995
Meitec Corp.	104,800	4,569,292
Melco Holdings Inc.	30,300	978,632
Menicon Co. Ltd.	106,700	2,651,078
Micronics Japan Co. Ltd.(b)	185,400	1,354,342
Milbon Co. Ltd.	101,900	4,087,049
MINEBEA MITSUMI Inc.	1,392,359	22,798,711
Miraca Holdings Inc.	221,900	5,482,763
Mirait Holdings Corp.	288,100	4,158,827
Misawa Homes Co. Ltd.	69,600	479,008
MISUMI Group Inc.	1,034,200	23,567,178
Mitsubishi Chemical Holdings Corp.	4,587,200	39,330,298
Mitsubishi Corp.	4,727,300	138,174,596
Mitsubishi Electric Corp.	6,364,800	79,859,730
Mitsubishi Estate Co. Ltd.	4,114,200	72,753,633
Mitsubishi Gas Chemical Co. Inc.	617,800	9,735,615

Security	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Ltd.	1,050,800	$40,581,755
Mitsubishi Logistics Corp.	244,300	6,244,993
Mitsubishi Materials Corp.	387,300	11,067,748
Mitsubishi Motors Corp.	2,410,600	14,907,046
Mitsubishi Pencil Co. Ltd.(b)	157,300	3,224,628
Mitsubishi Shokuhin Co. Ltd.	27,500	719,907
Mitsubishi Steel Manufacturing Co. Ltd.	47,700	734,588
Mitsubishi Tanabe Pharma Corp.	909,300	14,212,251
Mitsubishi UFJ Financial Group Inc.	41,259,200	221,252,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,542,160	7,878,719
Mitsui & Co. Ltd.	5,771,600	94,001,296
Mitsui Chemicals Inc.	659,300	16,502,189
Mitsui E&S Holdings Co. Ltd.(a)	284,800	3,200,500
Mitsui Fudosan Co. Ltd.	3,121,600	75,637,776
Mitsui Fudosan Logistics Park Inc.	996	3,161,977
Mitsui Mining & Smelting Co. Ltd.	221,700	5,200,773
Mitsui OSK Lines Ltd.	413,000	10,291,795
Mitsui Sugar Co. Ltd.	81,100	2,199,082
Mitsui-Soko Holdings Co. Ltd.(a)	105,400	1,859,487
Miura Co. Ltd.	332,600	8,251,585
Mixi Inc.	199,600	5,049,148
Miyazaki Bank Ltd. (The)	26,700	671,487
Mizuho Financial Group Inc.	82,613,000	136,182,782
Mochida Pharmaceutical Co. Ltd.	52,500	4,645,548
Modec Inc.	71,300	1,595,291
Monex Group Inc.(b)	738,300	2,577,910
MonotaRO Co. Ltd.	473,400	10,061,327
Mori Hills REIT Investment Corp.	6,072	8,062,152
Mori Trust Sogo REIT Inc.	3,744	5,803,664
Morinaga & Co. Ltd./Japan	164,500	6,741,432
Morinaga Milk Industry Co. Ltd.	158,500	4,587,660
Morita Holdings Corp.	73,600	1,190,260
MOS Food Services Inc.	111,300	2,790,937
MS&AD Insurance Group Holdings Inc.	1,647,300	48,951,284
Murata Manufacturing Co. Ltd.	637,900	90,383,332
Musashi Seimitsu Industry Co. Ltd.	207,800	3,018,761
Musashino Bank Ltd. (The)	76,200	1,748,336
Nabtesco Corp.	426,600	11,238,282
Nachi-Fujikoshi Corp.	88,000	3,513,369
Nagaileben Co. Ltd.	36,600	733,816
Nagase & Co. Ltd.	399,100	5,830,828
Nagoya Railroad Co. Ltd.	662,300	17,526,638
Nakanishi Inc.	231,500	3,982,064
Nankai Electric Railway Co. Ltd.	400,100	10,705,607
Nanto Bank Ltd. (The)	114,700	2,340,795
NEC Corp.	928,100	31,127,125
NEC Networks & System Integration Corp.	131,000	2,890,113
NET One Systems Co. Ltd.	330,700	6,879,581
Nexon Co. Ltd.(a)	1,591,700	24,307,685
NGK Insulators Ltd.	972,200	14,918,442
NGK Spark Plug Co. Ltd.	574,400	12,339,862
NH Foods Ltd.	330,300	13,050,538
NHK Spring Co. Ltd.	787,000	7,296,545
Nichias Corp.	218,600	3,784,273
Nichicon Corp.	248,600	1,969,064
Nichiha Corp.	119,600	3,062,806
NichiiGakkan Co. Ltd.	180,900	1,600,723
Nichi-Iko Pharmaceutical Co. Ltd.	213,100	3,209,326
Nichirei Corp.	416,700	11,241,672
Nidec Corp.	786,500	94,166,085

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nifco Inc./Japan	319,000	$7,755,895
Nihon Kohden Corp.	286,600	8,993,283
Nihon M&A Center Inc.	507,000	12,657,530
Nihon Parkerizing Co. Ltd.	350,900	4,146,443
Nihon Unisys Ltd.	280,900	6,692,766
Nikkiso Co. Ltd.	230,300	2,135,190
Nikkon Holdings Co. Ltd.	195,000	4,905,908
Nikon Corp.	1,168,400	20,011,923
Nintendo Co. Ltd.	402,100	124,993,504
Nippo Corp.	214,500	4,095,663
Nippon Accommodations Fund Inc.	1,576	8,384,673
Nippon Building Fund Inc.	4,708	30,455,132
Nippon Chemi-Con Corp.	63,900	1,275,299
Nippon Denko Co. Ltd.	695,200	1,418,124
Nippon Electric Glass Co. Ltd.	314,600	8,730,056
Nippon Express Co. Ltd.	266,500	16,847,560
Nippon Flour Mills Co. Ltd.	209,700	3,514,590
Nippon Gas Co. Ltd.	138,000	5,053,110
Nippon Kayaku Co. Ltd.	631,400	7,942,540
Nippon Light Metal Holdings Co. Ltd.	2,374,400	5,258,021
Nippon Paint Holdings Co. Ltd.	542,900	18,158,192
Nippon Paper Industries Co. Ltd.	372,300	7,290,006
Nippon Prologis REIT Inc.	6,669	14,553,777
NIPPON REIT Investment Corp.	2,045	7,243,844
Nippon Road Co. Ltd. (The)	25,500	1,480,842
Nippon Seiki Co. Ltd.	104,200	1,932,147
Nippon Sharyo Ltd.(a)(b)	20,800	466,724
Nippon Sheet Glass Co. Ltd.	377,300	3,401,004
Nippon Shinyaku Co. Ltd.	173,700	11,012,864
Nippon Shokubai Co. Ltd.	103,700	6,860,608
Nippon Signal Co. Ltd.	211,400	1,837,585
Nippon Soda Co. Ltd.	102,800	2,605,186
Nippon Steel & Sumikin Bussan Corp.	63,272	2,645,296
Nippon Steel & Sumitomo Metal Corp.	2,709,708	50,046,063
Nippon Suisan Kaisha Ltd.	1,108,100	6,821,897
Nippon Telegraph & Telephone Corp.	2,392,500	102,686,461
Nippon Thompson Co. Ltd.	311,500	1,614,316
Nippon Yusen KK	565,600	9,448,321
Nipro Corp.	539,400	7,226,364
Nishimatsu Construction Co. Ltd.	222,500	5,178,650
Nishimatsuya Chain Co. Ltd.	252,600	2,081,983
Nishi-Nippon Financial Holdings Inc.	589,500	5,313,788
Nishi-Nippon Railroad Co. Ltd.	234,500	5,983,704
Nissan Chemical Corp.	459,700	24,414,830
Nissan Motor Co. Ltd.	7,957,600	67,767,194
Nissan Shatai Co. Ltd.	240,000	2,192,043
Nissha Co. Ltd.(b)	190,100	2,483,894
Nisshin OilliO Group Ltd. (The)	108,200	3,096,968
Nisshin Seifun Group Inc.	741,000	14,918,046
Nisshinbo Holdings Inc.	602,000	5,232,859
Nissin Electric Co. Ltd.	199,300	1,741,563
Nissin Foods Holdings Co. Ltd.	232,200	14,743,196
Nissin Kogyo Co. Ltd.	169,700	2,304,664
Nitori Holdings Co. Ltd.	281,500	36,626,298
Nitta Corp.	96,400	3,157,824
Nitto Boseki Co. Ltd.	106,500	1,872,044
Nitto Denko Corp.	585,300	33,021,612
Nitto Kogyo Corp.	82,300	1,484,470
Noevir Holdings Co. Ltd.	78,800	3,363,282
NOF Corp.	261,900	8,627,322

Security	Shares	Value

Japan (continued)
NOK Corp.(b)	358,900	$5,781,050
Nomura Co. Ltd.	159,600	4,342,328
Nomura Holdings Inc.	11,890,500	48,280,915
Nomura Real Estate Holdings Inc.	447,600	8,690,424
Nomura Real Estate Master Fund Inc.	13,371	19,154,083
Nomura Research Institute Ltd.	428,580	17,485,024
Noritake Co. Ltd./Nagoya Japan	58,200	2,759,460
Noritz Corp.	87,000	1,209,510
North Pacific Bank Ltd.	1,373,900	3,673,664
NS Solutions Corp.	148,900	3,915,757
NSD Co. Ltd.	192,300	4,074,647
NSK Ltd.	1,329,100	12,933,170
NTN Corp.	1,635,200	5,348,996
NTT Data Corp.	2,213,900	26,364,186
NTT DOCOMO Inc.	4,607,500	110,308,199
Obara Group Inc.	52,400	1,709,271
Obayashi Corp.	2,293,800	21,772,447
OBIC Business Consultants Co. Ltd.	90,400	3,343,380
Obic Co. Ltd.	245,700	23,208,637
Odakyu Electric Railway Co. Ltd.	1,025,000	23,027,888
Ogaki Kyoritsu Bank Ltd. (The)	153,000	3,182,872
Ohsho Food Service Corp.	57,700	3,859,745
Oiles Corp.	87,400	1,458,407
Oita Bank Ltd. (The)	29,800	913,195
Oji Holdings Corp.	2,994,000	17,304,291
Okabe Co. Ltd.	144,800	1,138,921
Okamoto Industries Inc.	37,400	1,921,033
Okamura Corp.	279,400	3,596,797
Okasan Securities Group Inc.	677,500	2,969,471
Oki Electric Industry Co. Ltd.	426,700	5,496,953
Okinawa Electric Power Co. Inc. (The)	170,387	3,223,622
OKUMA Corp.	99,600	5,134,209
Okumura Corp.	157,500	4,971,171
Olympus Corp.	1,020,600	41,919,342
Omron Corp.	687,300	28,103,326
Ono Pharmaceutical Co. Ltd.	1,363,000	29,688,427
Onward Holdings Co. Ltd.	472,100	2,754,604
Open House Co. Ltd.	133,400	5,552,715
Oracle Corp. Japan	149,300	10,865,166
Orient Corp.(b)	3,865,500	4,546,393
Oriental Land Co. Ltd./Japan	695,000	71,077,368
ORIX Corp.	4,567,300	68,826,353
Orix JREIT Inc.	9,428	16,485,789
Osaka Gas Co. Ltd.	1,311,000	25,863,429
OSAKA Titanium Technologies Co. Ltd.	94,900	1,449,268
OSG Corp.	282,400	5,768,402
Otsuka Corp.	385,100	12,420,298
Otsuka Holdings Co. Ltd.	1,387,300	56,764,191
Outsourcing Inc.	414,000	4,705,669
Oyo Corp.	56,300	593,367
Pacific Metals Co. Ltd.	65,600	1,755,281
Pack Corp. (The)	43,100	1,140,964
PAL GROUP Holdings Co. Ltd.	56,700	1,561,946
PALTAC Corp.	126,100	6,048,351
Panasonic Corp.	7,767,400	75,796,920
Paramount Bed Holdings Co. Ltd.	80,500	3,372,967
Park24 Co. Ltd.	434,300	10,347,697
PC Depot Corp.(b)	157,800	639,436
Penta-Ocean Construction Co. Ltd.	1,166,400	6,827,132
Pepper Food Service Co. Ltd.(b)	56,600	1,335,558

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
PeptiDream Inc.(a)(b)	356,400	$15,178,848
Persol Holdings Co. Ltd.	664,200	11,797,286
Pigeon Corp.	423,700	16,507,287
Pilot Corp.	137,100	6,689,341
Piolax Inc.	93,700	1,912,227
Plenus Co. Ltd.(b)	101,500	1,712,340
Pola Orbis Holdings Inc.	328,100	9,783,006
Premier Investment Corp.	5,162	6,303,683
Press Kogyo Co. Ltd.	493,700	2,676,495
Prima Meat Packers Ltd.	142,700	2,697,178
Raito Kogyo Co. Ltd.	191,500	2,335,023
Rakuten Inc.(a)	3,098,300	23,316,252
Recruit Holdings Co. Ltd.	3,882,300	103,897,811
Relia Inc.	212,100	1,845,619
Relo Group Inc.	397,900	10,463,933
Renesas Electronics Corp.(a)	2,967,700	17,043,210
Rengo Co. Ltd.	678,200	5,920,151
Resona Holdings Inc.	7,383,100	37,305,584
Resorttrust Inc.	349,200	4,880,393
Ricoh Co. Ltd.	2,423,600	25,788,191
Ricoh Leasing Co. Ltd.	65,300	1,998,061
Riken Corp.	27,100	1,222,650
Ringer Hut Co. Ltd.(b)	122,400	2,619,403
Rinnai Corp.	126,000	8,335,937
Riso Kagaku Corp.	51,700	780,037
Rohm Co. Ltd.	343,000	24,079,022
Rohto Pharmaceutical Co. Ltd.	361,200	9,701,255
Round One Corp.	268,600	3,050,534
Royal Holdings Co. Ltd.	123,000	2,996,168
Ryobi Ltd.	100,700	2,584,353
Ryohin Keikaku Co. Ltd.	87,100	20,568,501
Ryosan Co. Ltd.	89,700	2,505,633
Ryoyo Electro Corp.	118,500	1,619,126
Saizeriya Co. Ltd.	146,800	2,782,766
Sakai Chemical Industry Co. Ltd.	67,700	1,412,724
Sakata Seed Corp.(b)	133,300	4,391,073
San-A Co. Ltd.	83,100	3,298,649
SanBio Co. Ltd.(a)(b)	90,800	6,015,510
Sanden Holdings Corp.(a)	116,500	868,157
Sangetsu Corp.	231,800	4,240,685
San-in Godo Bank Ltd. (The)	614,200	4,452,851
Sanken Electric Co. Ltd.	98,200	2,047,375
Sankyo Co. Ltd.	179,400	6,939,943
Sankyo Tateyama Inc.	122,900	1,520,017
Sankyu Inc.	196,600	9,574,382
Sanrio Co. Ltd.	59,900	1,235,647
Santen Pharmaceutical Co. Ltd.	1,325,100	18,251,630
Sanwa Holdings Corp.	739,200	8,490,306
Sanyo Special Steel Co. Ltd.	77,100	1,666,261
Sapporo Holdings Ltd.	251,200	5,726,612
Sato Holdings Corp.	114,200	2,699,960
Sawai Pharmaceutical Co. Ltd.	148,700	7,651,567
SBI Holdings Inc./Japan	821,800	17,503,743
SCREEN Holdings Co. Ltd.	155,500	6,622,645
SCSK Corp.	187,700	7,580,093
Secom Co. Ltd.	733,200	61,314,465
Sega Sammy Holdings Inc.	622,700	8,754,305
Seibu Holdings Inc.	809,900	14,042,831
Seikagaku Corp.	149,400	1,689,896
Seiko Epson Corp.	1,030,100	16,355,902

Security	Shares	Value

Japan (continued)
Seiko Holdings Corp.	137,800	$2,902,119
Seino Holdings Co. Ltd.	543,400	7,489,663
Seiren Co. Ltd.	195,400	3,255,170
Sekisui Chemical Co. Ltd.	1,388,500	21,587,265
Sekisui House Ltd.	2,183,400	32,621,597
Sekisui House Reit Inc.	13,000	9,102,270
Senko Group Holdings Co. Ltd.	514,900	4,187,140
Senshu Ikeda Holdings Inc.	1,233,200	3,376,767
Seria Co. Ltd.(b)	168,700	5,192,916
Seven & i Holdings Co. Ltd.	2,627,100	114,397,013
Seven Bank Ltd.	2,340,900	6,969,141
SG Holdings Co. Ltd.	345,400	9,257,850
Sharp Corp./Japan	823,299	8,722,446
Shiga Bank Ltd. (The)	189,900	4,419,891
Shikoku Chemicals Corp.	76,200	840,209
Shikoku Electric Power Co. Inc.	575,000	7,259,487
Shima Seiki Manufacturing Ltd.	109,400	3,563,567
Shimachu Co. Ltd.	180,700	5,172,108
Shimadzu Corp.	827,200	18,964,109
Shimamura Co. Ltd.	84,800	7,332,243
Shimano Inc.	264,300	36,962,657
Shimizu Corp.	1,957,200	16,635,211
Shin-Etsu Chemical Co. Ltd.	1,281,400	108,041,224
Shinko Electric Industries Co. Ltd.	322,400	2,215,889
Shinko Plantech Co. Ltd.	149,500	1,583,879
Shinmaywa Industries Ltd.	335,200	4,521,489
Shinsei Bank Ltd.	612,300	8,281,775
Shionogi & Co. Ltd.	985,000	60,513,737
Ship Healthcare Holdings Inc.	187,100	7,057,296
Shiseido Co. Ltd.	1,349,900	80,314,275
Shizuoka Bank Ltd. (The)	1,829,400	15,330,449
Shizuoka Gas Co. Ltd.	143,500	1,161,660
SHO-BOND Holdings Co. Ltd.	82,700	5,843,637
Shochiku Co. Ltd.	39,000	3,913,259
Showa Corp.	226,400	2,912,432
Showa Denko KK	485,700	16,245,043
Showa Sangyo Co. Ltd.	37,400	982,854
Showa Shell Sekiyu KK	707,400	10,530,074
Siix Corp.(b)	157,000	2,199,991
Sintokogio Ltd.	178,700	1,509,008
SKY Perfect JSAT Holdings Inc.	835,800	3,678,657
Skylark Holdings Co. Ltd.	732,100	12,175,880
SMC Corp./Japan	202,800	66,581,310
SMS Co. Ltd.	278,100	4,579,208
Softbank Corp.(a)	5,739,200	70,823,721
SoftBank Group Corp.	2,914,600	228,336,668
Sohgo Security Services Co. Ltd.	262,600	11,437,324
Sojitz Corp.	4,883,700	18,757,572
Sompo Holdings Inc.	1,171,500	43,983,727
Sony Corp.	4,468,900	224,492,110
Sony Financial Holdings Inc.	635,800	12,052,333
Sotetsu Holdings Inc.	273,400	8,177,129
Square Enix Holdings Co. Ltd.	316,400	10,466,232
St. Marc Holdings Co. Ltd.	55,500	1,262,175
Stanley Electric Co. Ltd.	528,800	15,330,001
Star Micronics Co. Ltd.	172,300	2,522,043
Starts Corp. Inc.	108,900	2,440,569
Subaru Corp.	2,161,300	50,681,224
Sugi Holdings Co. Ltd.	153,800	6,387,724
SUMCO Corp.	871,400	12,058,517

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Bakelite Co. Ltd.	151,700	$5,645,364
Sumitomo Chemical Co. Ltd.	5,304,000	27,584,894
Sumitomo Corp.	3,945,600	60,962,293
Sumitomo Dainippon Pharma Co. Ltd.	578,600	13,535,933
Sumitomo Electric Industries Ltd.	2,623,800	37,284,818
Sumitomo Forestry Co. Ltd.	520,300	6,784,027
Sumitomo Heavy Industries Ltd.	413,000	13,946,292
Sumitomo Metal Mining Co. Ltd.	817,600	23,559,621
Sumitomo Mitsui Construction Co. Ltd.	737,440	4,702,595
Sumitomo Mitsui Financial Group Inc.	4,651,300	172,879,799
Sumitomo Mitsui Trust Holdings Inc.	1,165,600	44,201,334
Sumitomo Osaka Cement Co. Ltd.	146,800	6,501,663
Sumitomo Realty & Development Co. Ltd.	1,240,500	47,338,018
Sumitomo Riko Co. Ltd.	91,100	816,995
Sumitomo Rubber Industries Ltd.	630,500	8,742,300
Sumitomo Warehouse Co. Ltd. (The)	287,800	3,699,643
Sundrug Co. Ltd.	275,300	8,790,476
Suntory Beverage & Food Ltd.	494,200	21,865,046
Suruga Bank Ltd.(b)	728,200	3,118,085
Sushiro Global Holdings Ltd.	60,500	3,535,606
Suzuken Co. Ltd./Aichi Japan	270,800	14,183,222
Suzuki Motor Corp.	1,207,200	62,939,013
Sysmex Corp.	594,500	33,032,633
Systena Corp.	223,500	2,462,340
T&D Holdings Inc.	1,975,200	24,438,177
Tachi-S Co. Ltd.	137,100	1,882,086
Tadano Ltd.	421,800	4,786,575
Taiheiyo Cement Corp.	454,800	15,545,861
Taikisha Ltd.	100,300	2,666,249
Taisei Corp.	760,900	35,727,272
Taisho Pharmaceutical Holdings Co. Ltd.	131,900	13,343,922
Taiyo Holdings Co. Ltd.	91,900	2,790,862
Taiyo Nippon Sanso Corp.	486,000	7,680,970
Taiyo Yuden Co. Ltd.(b)	438,300	7,668,136
Takara Bio Inc.	219,500	4,951,507
Takara Holdings Inc.	577,600	6,602,356
Takara Leben Co. Ltd.	436,100	1,366,444
Takasago Thermal Engineering Co. Ltd.	195,400	3,077,420
Takashimaya Co. Ltd.	550,000	7,459,340
Takeda Pharmaceutical Co. Ltd.	5,216,480	210,375,179
Takeuchi Manufacturing Co. Ltd.	178,900	3,233,449
Takuma Co. Ltd.	316,300	4,002,068
Tamron Co. Ltd.	91,200	1,436,339
TDK Corp.	464,800	36,601,452
TechnoPro Holdings Inc.	142,500	7,463,475
Teijin Ltd.	678,500	11,708,380
Tekken Corp.	57,800	1,399,458
Terumo Corp.	1,062,800	60,625,401
T-Gaia Corp.	91,900	1,792,738
THK Co. Ltd.	489,900	11,600,407
TIS Inc.	285,800	12,815,437
Toa Corp./Tokyo	73,900	933,681
Toagosei Co. Ltd.	433,200	5,035,358
Tobu Railway Co. Ltd.	676,800	19,091,942
TOC Co. Ltd.	130,800	990,345
Tocalo Co. Ltd.	279,300	2,373,909
Tochigi Bank Ltd. (The)	446,500	980,552
Toda Corp.	898,900	5,756,991
Toei Co. Ltd.	28,300	3,476,716
Toho Bank Ltd. (The)	470,200	1,352,316

Security	Shares	Value

Japan (continued)
Toho Co. Ltd./Tokyo	409,800	$14,930,231
Toho Gas Co. Ltd.	268,700	11,493,141
Toho Holdings Co. Ltd.(b)	239,100	5,850,623
Toho Titanium Co. Ltd.	163,700	1,487,635
Toho Zinc Co. Ltd.	68,500	2,256,478
Tohoku Electric Power Co. Inc.	1,546,100	20,912,057
Tokai Carbon Co. Ltd.(b)	709,800	9,691,839
Tokai Corp./Gifu	42,900	1,115,566
TOKAI Holdings Corp.	476,300	3,794,469
Tokai Rika Co. Ltd.	209,600	3,715,137
Tokai Tokyo Financial Holdings Inc.	1,094,600	4,807,671
Token Corp.	35,010	2,062,061
Tokio Marine Holdings Inc.	2,351,300	114,767,119
Tokuyama Corp.	238,200	5,541,876
Tokyo Broadcasting System Holdings Inc.	177,600	3,084,297
Tokyo Century Corp.	153,600	7,169,788
Tokyo Dome Corp.	434,200	3,642,604
Tokyo Electric Power Co. Holdings Inc.(a)	5,174,900	31,811,156
Tokyo Electron Ltd.	554,800	79,705,026
Tokyo Gas Co. Ltd.	1,357,100	35,645,230
Tokyo Kiraboshi Financial Group Inc.	98,100	1,381,855
Tokyo Ohka Kogyo Co. Ltd.	145,200	4,075,953
Tokyo Seimitsu Co. Ltd.	159,800	4,654,654
Tokyo Steel Manufacturing Co. Ltd.	479,700	4,041,945
Tokyo Tatemono Co. Ltd.	724,300	8,798,352
Tokyotokeiba Co. Ltd.(b)	76,600	2,087,619
Tokyu Construction Co. Ltd.	370,700	3,447,105
Tokyu Corp.	1,747,700	29,869,723
Tokyu Fudosan Holdings Corp.	1,999,400	10,876,089
Tokyu REIT Inc.	3,155	4,867,449
TOMONY Holdings Inc.	593,100	2,196,263
Tomy Co. Ltd.	358,800	3,784,824
Topcon Corp.	433,800	5,827,581
Toppan Forms Co. Ltd.	165,200	1,384,383
Toppan Printing Co. Ltd.	951,400	15,569,635
Topre Corp.	145,600	3,185,460
Topy Industries Ltd.	58,700	1,258,358
Toray Industries Inc.	4,878,700	36,172,223
Toridoll Holdings Corp.(b)	118,500	2,155,931
Torii Pharmaceutical Co. Ltd.	32,800	723,029
Toshiba Corp.	2,296,000	72,468,621
Toshiba Machine Co. Ltd.(b)	125,300	2,511,066
Toshiba Plant Systems & Services Corp.	202,100	3,795,759
Toshiba TEC Corp.	141,600	3,391,999
Tosoh Corp.	980,100	13,895,932
Totetsu Kogyo Co. Ltd.	107,200	2,885,131
TOTO Ltd.	504,200	19,527,731
Towa Bank Ltd. (The)	117,800	772,849
Toyo Ink SC Holdings Co. Ltd.	167,200	3,785,544
Toyo Seikan Group Holdings Ltd.	607,600	13,656,065
Toyo Suisan Kaisha Ltd.	329,100	11,808,651
Toyo Tanso Co. Ltd.(b)	58,700	1,243,256
Toyo Tire Corp.	393,200	5,520,625
Toyobo Co. Ltd.	318,000	4,716,089
Toyoda Gosei Co. Ltd.	246,600	5,372,495
Toyota Boshoku Corp.	266,600	4,326,156
Toyota Industries Corp.	543,200	26,803,124
Toyota Motor Corp.	7,985,400	489,778,048
Toyota Tsusho Corp.	755,900	24,032,105
TPR Co. Ltd.	88,100	1,878,085

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Transcosmos Inc.	94,000	$1,955,490
Trend Micro Inc./Japan(a)	441,700	23,458,844
Trusco Nakayama Corp.	176,800	4,660,840
TS Tech Co. Ltd.	190,200	5,697,436
TSI Holdings Co. Ltd.	257,900	1,737,027
Tsubaki Nakashima Co. Ltd.	195,500	3,220,909
Tsubakimoto Chain Co.	106,300	3,926,546
Tsumura & Co.	235,900	6,860,457
Tsuruha Holdings Inc.	134,800	12,435,836
TV Asahi Holdings Corp.	80,700	1,491,945
UACJ Corp.(b)	111,500	2,407,654
Ube Industries Ltd.	389,400	8,780,553
Ulvac Inc.	183,500	6,019,434
Unicharm Corp.	1,426,300	43,956,723
Unipres Corp.	177,600	3,430,260
United Arrows Ltd.	92,400	3,273,013
United Super Markets Holdings Inc.	235,700	2,523,114
United Urban Investment Corp.	10,971	17,510,454
Unitika Ltd.(a)	332,900	1,572,274
Universal Entertainment Corp.(b)	105,000	3,154,921
Unizo Holdings Co. Ltd.	137,400	2,594,478
Ushio Inc.	449,100	5,104,628
USS Co. Ltd.	813,300	14,228,827
UT Group Co. Ltd.(a)(b)	102,000	1,987,889
V Technology Co. Ltd.	22,900	3,248,884
Valor Holdings Co. Ltd.	162,700	3,945,284
Vital KSK Holdings Inc.(b)	88,900	903,459
VT Holdings Co. Ltd.	352,200	1,385,111
Wacoal Holdings Corp.	215,800	5,857,514
Wacom Co. Ltd.	463,800	2,045,612
WATAMI Co. Ltd.(b)	93,100	1,194,226
Welcia Holdings Co. Ltd.	187,600	7,102,012
West Japan Railway Co.	557,400	40,661,569
Xebio Holdings Co. Ltd.	128,200	1,500,752
Yahoo Japan Corp.	10,191,100	27,437,217
Yakult Honsha Co. Ltd.	428,900	28,493,494
Yamada Denki Co. Ltd.(b)	2,175,400	10,714,090
Yamagata Bank Ltd. (The)	37,000	670,440
Yamaguchi Financial Group Inc.	792,500	8,061,173
Yamaha Corp.	505,700	22,118,276
Yamaha Motor Co. Ltd.	1,000,300	21,379,195
YA-MAN Ltd.(b)	136,800	1,680,617
Yamanashi Chuo Bank Ltd. (The)	42,000	534,889
Yamato Holdings Co. Ltd.	1,082,100	28,799,988
Yamato Kogyo Co. Ltd.	137,200	3,568,990
Yamazaki Baking Co. Ltd.	470,700	9,212,451
Yamazen Corp.	282,200	2,831,594
Yaoko Co. Ltd.	68,300	3,577,231
Yaskawa Electric Corp.	881,600	24,788,165
Yellow Hat Ltd.	43,500	1,024,846
Yodogawa Steel Works Ltd.	52,300	1,063,012
Yokogawa Electric Corp.	818,500	15,207,268
Yokohama Reito Co. Ltd.(b)	231,700	1,967,204
Yokohama Rubber Co. Ltd. (The)	464,800	9,840,110
Yondoshi Holdings Inc.	67,400	1,355,060
Yonex Co. Ltd.(b)	196,400	1,302,957
Yoshinoya Holdings Co. Ltd.(b)	293,900	4,644,932
Yuasa Trading Co. Ltd.	48,500	1,419,393
Zenkoku Hosho Co. Ltd.	199,500	6,975,076
Zenrin Co. Ltd.	141,600	3,580,660

Security	Shares	Value

Japan (continued)
Zensho Holdings Co. Ltd.	341,900	$7,885,408
Zeon Corp.	603,500	6,177,515
ZOZO Inc.	733,900	14,788,594

		14,059,894,382

Netherlands — 3.5%
Aalberts Industries NV	393,122	13,798,772
ABN AMRO Group NV, CVA(c)	1,446,082	36,040,130
Accell Group NV	107,047	2,355,899
Aegon NV	6,323,131	32,519,034
AerCap Holdings NV(a)	451,581	21,341,718
Akzo Nobel NV	777,400	67,223,177
AMG Advanced Metallurgical Group NV	117,029	4,243,402
Arcadis NV(b)	336,394	4,369,465
ArcelorMittal	2,322,942	53,828,940
Argenx SE(a)(b)	95,789	10,166,957
ASM International NV	188,096	9,162,012
ASML Holding NV	1,451,707	255,227,834
ASR Nederland NV	532,995	22,543,019
Basic-Fit NV(a)(c)	18,172	556,734
BE Semiconductor Industries NV	301,996	7,853,993
BinckBank NV	255,308	1,828,027
Boskalis Westminster(b)	323,771	8,541,035
Brunel International NV	143,690	2,009,851
Constellium NV, Class A(a)(b)	482,721	3,977,621
Corbion NV	226,199	6,426,506
COSMO Pharmaceuticals NV(a)(b)	38,149	3,404,993
Eurocommercial Properties NV	179,282	5,821,793
Euronext NV(c)	218,079	13,475,136
EXOR NV	386,575	24,751,503
Flow Traders(c)	120,608	3,736,573
Fugro NV, CVA(a)(b)	358,742	3,965,724
Gemalto NV(a)	274,166	15,937,213
Heineken Holding NV	422,082	36,711,290
Heineken NV	896,129	80,595,241
IMCD NV	206,047	15,107,784
ING Groep NV	13,787,601	163,141,787
Intertrust NV(c)	253,913	4,140,117
InterXion Holding NV(a)(b)	276,270	16,587,251
Koninklijke Ahold Delhaize NV	4,411,833	116,535,432
Koninklijke BAM Groep NV	1,076,182	3,856,482
Koninklijke DSM NV	630,180	58,990,479
Koninklijke KPN NV	11,732,559	36,173,790
Koninklijke Philips NV	3,348,774	132,029,993
Koninklijke Vopak NV	262,010	13,351,567
NN Group NV	1,070,857	45,365,612
NSI NV	85,699	3,618,738
NXP Semiconductors NV	1,215,745	105,806,287
OCI NV(a)(b)	278,823	5,912,405
Pharming Group NV(a)(b)	2,473,325	2,347,039
PostNL NV	1,861,764	4,834,402
Randstad NV	432,083	20,877,862
Rhi Magnesita NV(b)	107,702	5,991,285
SBM Offshore NV	632,429	10,464,311
Signify NV(c)	413,742	10,287,791
SNS REAAL NV(a)(b)(d)	3,991	—
Takeaway.com NV(a)(c)	94,817	6,027,394
TKH Group NV	158,872	7,685,667
TomTom NV(a)	532,424	4,789,689
Unilever NV, CVA	5,402,031	289,131,743
Vastned Retail NV	95,190	3,719,136

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wereldhave NV	160,729	$5,160,307
Wessanen(b)	323,994	3,327,313
Wolters Kluwer NV	1,016,938	63,478,548

		1,911,153,803
New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	2,652,443	23,272,644
Air New Zealand Ltd.	2,130,221	4,151,835
Argosy Property Ltd.	2,444,010	2,025,723
Auckland International Airport Ltd.	3,358,942	17,123,754
Chorus Ltd.	1,402,802	4,767,620
Contact Energy Ltd.	2,446,119	10,247,635
Fisher & Paykel Healthcare Corp. Ltd.	2,033,992	17,719,359
Fletcher Building Ltd.(a)	3,074,712	10,663,103
Genesis Energy Ltd.	1,793,722	3,309,374
Goodman Property Trust	2,703,361	2,990,707
Infratil Ltd.	2,012,876	5,263,414
Kiwi Property Group Ltd.	3,868,871	3,810,498
Mercury NZ Ltd.	2,810,697	6,881,734
Meridian Energy Ltd.	4,515,416	11,024,263
Metlifecare Ltd.	535,899	1,921,687
Precinct Properties New Zealand Ltd.	3,445,324	3,572,567
Ryman Healthcare Ltd.	1,626,558	11,823,334
Sky Network Television Ltd.	1,393,057	1,826,164
SKYCITY Entertainment Group Ltd.	2,282,410	6,079,026
Spark New Zealand Ltd.	6,479,347	18,223,477
Summerset Group Holdings Ltd.(b)	1,047,330	4,438,476
Trade Me Group Ltd.	1,406,795	6,186,275
Z Energy Ltd.	1,451,737	6,041,549

		183,364,218
Norway — 0.9%
Aker ASA, Class A	100,292	7,048,479
Aker BP ASA	435,587	14,520,429
Aker Solutions ASA(a)	782,704	4,272,420
Atea ASA	385,278	5,333,106
Austevoll Seafood ASA	417,467	5,322,723
Bakkafrost P/F	165,497	8,605,412
Borr Drilling Ltd.(a)	1,625,114	4,167,206
Borregaard ASA	464,252	4,122,520
BW LPG Ltd.(a)(b)(c)	469,346	1,440,327
BW Offshore Ltd.(a)(b)	344,641	1,640,661
DNB ASA	3,399,184	60,268,075
DNO ASA	2,752,070	5,299,291
Elkem ASA(a)(c)	1,019,498	2,953,137
Entra ASA(c)	631,041	9,139,550
Equinor ASA	4,123,803	94,387,038
Frontline Ltd./Bermuda(a)(b)	434,388	2,227,763
Gjensidige Forsikring ASA	746,205	12,871,560
Golden Ocean Group Ltd.	381,898	1,949,500
Grieg Seafood ASA	162,086	2,089,694
Hoegh LNG Holdings Ltd.(b)	243,888	1,119,044
Kongsberg Gruppen ASA	268,435	3,741,232
Leroy Seafood Group ASA	1,200,710	9,570,329
Mowi ASA(a)	1,523,572	33,569,771
NEL ASA(a)(b)	4,589,089	3,037,238
Nordic Semiconductor ASA(a)(b)	725,697	2,519,931
Norsk Hydro ASA	4,729,664	21,852,974
Norwegian Air Shuttle ASA(a)(b)	144,809	2,213,351
Norwegian Finans Holding ASA(a)	519,693	4,272,421
Norwegian Property ASA	1,131,973	1,445,958

Security	Shares	Value

Norway (continued)
Orkla ASA	2,935,429	$23,661,854
Petroleum Geo-Services ASA(a)	1,284,473	2,896,488
Protector Forsikring ASA(a)(b)	375,412	2,134,770
Salmar ASA	193,648	10,138,157
Schibsted ASA, Class B	352,144	11,182,824
SpareBank 1 SMN	758,705	7,800,066
SpareBank 1 SR-Bank ASA	476,567	5,159,721
Stolt-Nielsen Ltd.	102,393	1,237,444
Storebrand ASA	1,760,280	13,487,086
Subsea 7 SA(b)	956,590	10,872,431
Telenor ASA	2,551,144	48,275,937
TGS NOPEC Geophysical Co. ASA	401,142	11,910,205
Tomra Systems ASA	417,833	10,838,311
Veidekke ASA(b)	248,201	2,707,862
Wallenius Wilhelmsen ASA(a)(b)	418,543	1,480,689
Yara International ASA	636,566	26,306,004

		521,090,989
Portugal — 0.2%
Altri SGPS SA	418,444	3,471,437
Banco Comercial Portugues SA, Class R(a)	35,512,178	9,820,372
CTT-Correios de Portugal SA	652,441	2,355,231
EDP - Energias de Portugal SA	9,051,194	33,130,666
Galp Energia SGPS SA	1,781,155	27,887,454
Jeronimo Martins SGPS SA	878,818	12,473,900
Navigator Co. SA (The)	947,217	4,645,341
NOS SGPS SA	939,897	6,109,614
REN - Redes Energeticas Nacionais SGPS SA	1,990,680	5,989,185
Sonae SGPS SA	4,227,555	4,421,601

		110,304,801
Singapore — 1.4%
Accordia Golf Trust	5,079,600	2,077,701
Ascendas REIT	8,716,600	17,761,859
Ascott Residence Trust(b)	5,277,263	4,670,318
Asian Pay Television Trust(b)	7,804,100	760,300
Cache Logistics Trust(b)	6,827,998	3,706,867
CapitaLand Commercial Trust	9,754,355	13,637,889
CapitaLand Ltd.	9,501,900	23,531,274
CapitaLand Mall Trust	8,250,200	14,725,378
CapitaLand Retail China Trust	2,973,520	3,317,056
CDL Hospitality Trusts(b)	4,098,400	5,090,044
Chip Eng Seng Corp. Ltd.(b)	5,133,700	2,691,599
City Developments Ltd.	1,572,300	10,745,872
ComfortDelGro Corp. Ltd.	7,689,100	13,323,618
COSCO Shipping International Singapore Co. Ltd.(a)(b)	4,954,000	1,344,744
DBS Group Holdings Ltd.	6,316,500	112,364,318
ESR-REIT(b)	7,504,523	2,930,037
First REIT(b)	1,909,200	1,547,635
First Resources Ltd.(b)	1,934,200	2,459,734
Frasers Centrepoint Trust(b)	2,443,000	4,160,540
Frasers Commercial Trust(b)	3,350,500	3,712,672
Frasers Logistics & Industrial Trust(b)	503,700	404,563
Genting Singapore Ltd.	21,543,000	17,623,396
Golden Agri-Resources Ltd.(a)	25,891,600	4,910,094
Hutchison Port Holdings Trust, Class U	19,086,600	4,771,650
Jardine Cycle & Carriage Ltd.	408,632	11,478,103
Kenon Holdings Ltd./Singapore(b)	82,094	1,494,898
Keppel Corp. Ltd.	5,176,100	23,481,359
Keppel REIT(b)	7,479,180	6,563,368

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Lippo Malls Indonesia Retail Trust(b)	11,299,600	$2,016,810
M1 Ltd./Singapore	1,888,500	2,879,132
Mapletree Commercial Trust	7,650,853	10,014,131
Mapletree Industrial Trust	5,014,300	7,458,149
Mapletree Logistics Trust(b)	8,829,680	8,996,141
Mapletree North Asia Commercial Trust	9,393,600	8,941,961
NetLink NBN Trust(b)	17,868,700	10,431,658
OUE Hospitality Trust(b)	5,256,300	2,873,149
Oversea-Chinese Banking Corp. Ltd.	11,087,500	94,907,318
Parkway Life REIT	1,870,400	3,992,153
Raffles Medical Group Ltd.(b)	4,548,100	3,754,428
Sabana Shari’ah Compliant Industrial REIT	5,867,180	1,810,791
SATS Ltd.	2,530,600	9,108,767
Sembcorp Industries Ltd.	3,816,900	7,351,929
Sembcorp Marine Ltd.(b)	3,388,500	4,031,979
Singapore Airlines Ltd.	1,930,900	13,857,275
Singapore Exchange Ltd.	2,852,000	16,204,425
Singapore Post Ltd.(b)	5,952,300	4,360,254
Singapore Press Holdings Ltd.(b)	3,223,600	6,017,355
Singapore Technologies Engineering Ltd.	5,918,200	16,372,814
Singapore Telecommunications Ltd.	28,186,900	63,306,019
Soilbuild Business Space REIT	4,999,790	2,249,562
Starhill Global REIT	6,928,300	3,684,033
StarHub Ltd.	2,631,200	3,483,089
Suntec REIT(b)	8,942,900	12,835,903
United Engineers Ltd.(b)	1,925,100	3,650,768
United Overseas Bank Ltd.	4,764,800	89,261,378
UOL Group Ltd.	2,069,900	10,221,348
Venture Corp. Ltd.	1,019,400	12,326,958
Wilmar International Ltd.	6,959,800	17,235,812
Wing Tai Holdings Ltd.(b)	1,802,700	2,748,325
Yangzijiang Shipbuilding Holdings Ltd.	9,364,200	9,749,660
Yanlord Land Group Ltd.	3,872,700	3,657,702

		785,078,062
Spain — 3.0%
Acciona SA(b)	107,754	10,274,673
Acerinox SA	590,159	6,435,897
ACS Actividades de Construccion y Servicios SA	925,467	38,335,554
Aena SME SA(c)	231,940	40,133,829
Almirall SA	273,203	4,639,603
Amadeus IT Group SA	1,550,567	112,943,453
Applus Services SA	600,819	6,894,095
Atresmedia Corp. de Medios de Comunicacion SA	489,634	2,381,037
Banco Bilbao Vizcaya Argentaria SA	23,606,059	140,038,560
Banco de Sabadell SA	20,326,683	23,309,849
Banco Santander SA	57,146,627	270,947,108
Bankia SA	4,624,678	13,478,725
Bankinter SA	2,459,070	19,209,853
Bolsas y Mercados Espanoles SHMSF SA	261,725	7,922,342
CaixaBank SA	12,628,111	47,788,417
Cellnex Telecom SA(c)	622,164	17,554,845
Cia. de Distribucion Integral Logista Holdings SA	214,144	5,538,516
Cie. Automotive SA	306,915	8,628,152
Construcciones y Auxiliar de Ferrocarriles SA	107,292	4,844,463
Corp Financiera Alba SA	73,691	3,661,305
Distribuidora Internacional de Alimentacion SA(b)	2,450,874	1,201,676
Ebro Foods SA	292,159	6,030,927
Enagas SA	401,652	11,720,062
Ence Energia y Celulosa SA	738,174	5,738,543
Endesa SA	1,059,040	26,515,555

Security	Shares	Value

Spain (continued)
Euskaltel SA(c)	452,796	$4,156,485
Faes Farma SA	1,258,426	4,736,256
Ferrovial SA	1,806,300	40,561,529
Fluidra SA(a)	87,435	993,240
Gestamp Automocion SA(c)	619,100	3,626,521
Global Dominion Access SA(a)(b)(c)	265,841	1,387,928
Grifols SA	1,055,021	27,540,772
Grupo Catalana Occidente SA	174,739	6,937,445
Iberdrola SA	21,178,822	174,971,736
Iberdrola SA, New	470,846	3,889,955
Indra Sistemas SA(a)	534,415	5,506,664
Industria de Diseno Textil SA	3,848,597	107,531,328
Inmobiliaria Colonial Socimi SA	1,059,039	10,851,681
International Consolidated Airlines Group SA	2,192,184	18,573,866
Lar Espana Real Estate Socimi SA	470,785	4,543,099
Liberbank SA(a)	7,198,942	3,566,851
Mapfre SA	4,601,384	12,819,490
Masmovil Ibercom SA(a)	286,285	6,254,594
Mediaset Espana Comunicacion SA	637,473	4,498,529
Melia Hotels International SA	462,335	4,649,886
Merlin Properties Socimi SA	1,296,093	17,415,128
Naturgy Energy Group SA	1,220,417	34,098,935
Neinor Homes SA(a)(b)(c)	345,503	4,963,520
Prosegur Cia. de Seguridad SA	1,134,203	6,150,609
Red Electrica Corp. SA	1,461,469	33,706,936
Repsol SA	4,895,244	86,109,309
Sacyr SA(b)	1,637,626	3,953,612
Sacyr SA, New(a)	47,296	114,185
Siemens Gamesa Renewable Energy SA(a)	888,459	12,620,938
Tecnicas Reunidas SA(b)	133,760	3,427,272
Telefonica SA	16,247,557	139,731,175
Tubacex SA(b)	765,616	2,494,956
Unicaja Banco SA(c)	3,892,899	4,578,578
Viscofan SA	166,837	9,311,498
Zardoya Otis SA	770,418	6,112,969

		1,648,554,514
Sweden — 2.9%
AAK AB	730,378	10,494,807
AF AB, Class B	281,892	4,954,083
Ahlsell AB(c)	1,208,634	7,287,406
Alfa Laval AB	1,060,645	24,009,516
Arjo AB, Class B	878,977	3,123,503
Assa Abloy AB, Class B	3,482,927	64,771,336
Atlas Copco AB, Class A	2,372,938	61,767,598
Atlas Copco AB, Class B	1,366,352	32,636,289
Attendo AB(c)	464,175	3,565,742
Avanza Bank Holding AB	103,405	4,695,214
Axfood AB(b)	433,074	7,582,295
Betsson AB	475,057	4,375,528
Bilia AB, Class A	359,772	3,163,377
BillerudKorsnas AB(b)	656,638	8,284,863
BioGaia AB, Class B	59,673	2,427,220
Biotage AB	36,120	462,317
Boliden AB	967,940	24,157,711
Bonava AB, Class B	356,942	4,466,090
Bravida Holding AB(c)	896,010	6,566,135
Castellum AB	952,765	18,050,117
Cloetta AB, Class B	959,919	2,544,293
Dometic Group AB(c)	1,175,776	8,388,885
Electrolux AB, Series B	849,687	20,069,978

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	1,363,751	$18,224,046
Epiroc AB, Class A(a)	2,313,713	22,172,364
Epiroc AB, Class B(a)	1,434,177	12,825,915
Essity AB, Class B	2,137,050	59,099,717
Evolution Gaming Group AB(c)	87,621	5,249,173
Fabege AB	954,150	13,904,240
Fastighets AB Balder, Class B(a)	416,884	13,132,382
Getinge AB, Class B	864,879	9,741,211
Granges AB	315,061	3,020,978
Hansa Biopharma AB, NVS(a)(b)	123,935	3,279,454
Hemfosa Fastigheter AB	712,797	6,318,640
Hennes & Mauritz AB, Class B	3,083,705	47,922,730
Hexagon AB, Class B	912,655	44,547,067
Hexpol AB	993,844	8,793,524
Hoist Finance AB(c)	336,825	1,632,516
Holmen AB, Class B	401,721	8,594,558
Hufvudstaden AB, Class A	413,101	6,858,191
Husqvarna AB, Class B	1,538,996	11,737,348
ICA Gruppen AB(b)	291,984	10,262,888
Industrivarden AB, Class C	603,112	12,409,218
Indutrade AB	363,213	9,121,224
Intrum AB(b)	301,425	8,602,386
Investor AB, Class B	1,572,135	69,003,820
Inwido AB	271,382	1,739,772
JMAB(b)	312,524	6,304,195
Kambi Group PLC(a)	91,633	2,076,296
Kindred Group PLC	923,737	9,477,053
Kinnevik AB, Class B	901,422	21,979,463
Klovern AB, Class B	2,232,864	2,717,271
Kungsleden AB	815,170	6,180,957
L E Lundbergforetagen AB, Class B	285,842	8,814,824
Lindab International AB	314,134	2,527,724
Loomis AB, Class B	272,187	9,741,540
Lundin Petroleum AB	696,926	22,300,708
Mekonomen AB(b)	176,731	1,408,417
Millicom International Cellular SA, SDR(a)	242,242	15,154,768
Modern Times Group MTG AB, Class B	265,639	8,943,451
Mycronic AB(b)	305,372	3,905,224
NCC AB, Class B	384,386	5,810,029
NetEnt AB	749,490	3,619,356
Nibe Industrier AB, Class B	1,424,967	16,175,535
Nobia AB	536,031	3,107,555
Nobina AB(c)	289,733	1,983,913
Nolato AB, Class B	84,937	3,905,473
Nyfosa AB(a)	657,121	3,551,711
Pandox AB	319,267	5,554,464
Peab AB	736,741	6,131,874
Radisson Hospitality AB(a)	414,105	1,940,706
Ratos AB, Class B	846,821	2,429,851
Recipharm AB, Class B(a)	34,283	441,836
Saab AB, Class B(b)	304,453	10,509,345
Sandvik AB	3,900,587	62,212,794
Scandic Hotels Group AB(c)	328,935	3,137,649
Securitas AB, Class B	1,106,816	17,769,491
Skandinaviska Enskilda Banken AB, Class A	5,574,623	58,412,696
Skanska AB, Class B	1,191,212	20,822,922
SKF AB, Class B	1,323,625	22,215,862
SSAB AB, Class A	989,657	3,913,888
SSAB AB, Class B	2,023,438	6,758,772
Svenska Cellulosa AB SCA, Class B	2,137,515	18,773,323

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	5,314,526	$57,684,540
Sweco AB, Class B(b)	294,887	6,049,466
Swedbank AB, Class A	3,127,425	70,898,325
Swedish Match AB	634,711	28,391,781
Swedish Orphan Biovitrum AB(a)	618,771	14,608,802
Tele2 AB, Class B	1,785,892	22,286,021
Telefonaktiebolaget LM Ericsson, Class B	10,861,001	96,470,203
Telia Co. AB	9,568,026	41,646,784
Thule Group AB(c)	429,176	8,737,928
Trelleborg AB, Class B	903,759	15,188,765
Vitrolife AB	260,907	4,604,318
Volvo AB, Class B	5,420,835	77,921,975
Wallenstam AB, Class B	747,819	7,525,924
Wihlborgs Fastigheter AB	573,728	7,467,707

		1,596,231,140
Switzerland — 8.0%
ABB Ltd., Registered	6,441,769	123,076,032
Adecco Group AG, Registered	577,104	28,927,912
Allreal Holding AG, Registered	44,892	7,294,215
Arbonia AG, Registered(a)(b)	237,878	2,882,062
Aryzta AG(a)	261,494	294,019
Ascom Holding AG, Registered	207,264	2,661,570
Autoneum Holding AG	15,994	2,622,945
Baloise Holding AG, Registered	171,365	26,548,534
Banque Cantonale Vaudoise, Registered	11,682	9,278,718
Barry Callebaut AG, Registered	7,983	13,598,700
Basilea Pharmaceutica AG, Registered(a)(b)	67,781	3,580,006
BKW AG	75,487	5,318,558
Bobst Group SA, Registered	37,644	3,044,986
Bossard Holding AG, Class A, Registered	29,029	4,582,140
Bucher Industries AG, Registered	28,272	8,623,231
Burckhardt Compression Holding AG	13,710	3,529,416
Cembra Money Bank AG	114,042	9,851,224
Ceva Logistics AG(a)	110,300	3,346,467
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,923	25,010,558
Chocoladefabriken Lindt & Spruengli AG, Registered	373	27,445,822
Cie. Financiere Richemont SA, Registered	1,879,542	129,622,280
Clariant AG, Registered	761,094	15,128,287
Coca-Cola HBC AG	699,731	23,545,400
Comet Holding AG, Registered(b)	29,475	2,627,824
Conzzeta AG,Registered	5,816	5,070,900
Credit Suisse Group AG, Registered	9,155,413	110,878,225
Daetwyler Holding AG, Bearer	30,983	4,678,211
dormakaba Holding AG	12,144	8,005,419
Dufry AG, Registered(b)	134,111	13,420,563
EFG International AG	394,170	2,336,175
Emmi AG, Registered	8,420	7,120,633
EMS-Chemie Holding AG, Registered	29,744	14,870,501
Flughafen Zurich AG, Registered	70,574	12,484,363
Forbo Holding AG, Registered	4,302	6,005,715
Galenica AG(c)	202,424	9,250,987
Geberit AG, Registered	129,667	50,724,486
Georg Fischer AG, Registered	15,236	13,506,765
Givaudan SA, Registered	32,203	78,162,306
Helvetia Holding AG, Registered	25,975	15,394,920
Huber & Suhner AG, Registered	73,952	5,717,285
Idorsia Ltd.(a)(b)	355,622	6,143,898
Implenia AG, Registered	75,364	2,658,744
Inficon Holding AG, Registered	10,031	5,338,542

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Interroll Holding AG, Registered	633	$1,147,197
Intershop Holdings AG	6,433	3,222,660
Julius Baer Group Ltd.	807,876	32,425,786
Komax Holding AG, Registered	18,974	5,029,898
Kuehne + Nagel International AG, Registered	186,578	25,275,762
LafargeHolcim Ltd., Registered	1,718,892	80,790,176
Landis+Gyr Group AG(b)	104,445	6,753,499
Leonteq AG(a)	43,031	1,989,116
Logitech International SA, Registered	577,571	21,103,668
Lonza Group AG, Registered	267,002	70,484,653
Mobilezone Holding AG, Registered	314,785	3,395,020
Mobimo Holding AG, Registered	29,038	7,127,057
Nestle SA, Registered	10,754,941	937,059,873
Novartis AG, Registered	7,610,445	663,545,502
OC Oerlikon Corp. AG, Registered	808,317	10,445,141
Oriflame Holding AG(b)	165,473	3,683,579
Panalpina Welttransport Holding AG, Registered	39,108	6,882,630
Pargesa Holding SA, Bearer	143,022	11,295,004
Partners Group Holding AG	63,181	43,464,401
PSP Swiss Property AG, Registered	138,516	14,269,061
Rieter Holding AG, Registered	19,491	2,701,353
Roche Holding AG, NVS	2,473,954	658,199,938
Schindler Holding AG, Participation Certificates, NVS	141,982	30,196,756
Schindler Holding AG, Registered	77,069	16,282,292
Schmolz + Bickenbach AG, Registered(a)	2,141,737	1,252,099
Schweiter Technologies AG, Bearer	4,453	4,219,151
SFS Group AG	69,169	5,563,639
SGS SA, Registered	18,998	45,862,524
Siegfried Holding AG, Registered	19,686	6,954,887
Sika AG, Registered	458,503	60,542,176
Sonova Holding AG, Registered	195,143	36,624,964
St Galler Kantonalbank AG, Class A, Registered	11,106	5,563,635
Straumann Holding AG, Registered	37,237	27,042,897
Sulzer AG, Registered	78,598	7,221,256
Sunrise Communications Group AG(c)	127,147	10,733,355
Swatch Group AG (The), Bearer	112,041	32,208,541
Swatch Group AG (The), Registered	201,153	11,212,338
Swiss Life Holding AG, Registered	122,601	50,580,173
Swiss Prime Site AG, Registered	269,512	22,860,029
Swiss Re AG	1,046,507	100,399,694
Swisscom AG, Registered	84,803	40,687,661
Swissquote Group Holding SA, Registered	56,089	2,643,041
Tecan Group AG, Registered	46,551	9,412,489
Temenos AG, Registered	219,664	29,647,223
u-blox Holding AG(b)	31,773	2,715,805
UBS Group AG, Registered	13,553,365	175,547,566
Valiant Holding AG, Registered	69,346	7,493,087
Valora Holding AG, Registered	15,376	4,091,588
VAT Group AG(c)	109,871	11,373,603
Vifor Pharma AG	168,922	21,504,736
Vontobel Holding AG, Registered	106,258	5,992,476
VZ Holding AG	10,662	2,831,808
Ypsomed Holding AG, Registered(b)	17,350	2,012,887
Zehnder Group AG, Registered	61,621	2,062,108
Zurich Insurance Group AG	526,056	165,277,346

		4,423,114,348
United Kingdom — 16.8%
3i Group PLC	3,380,625	37,782,085
888 Holdings PLC	1,474,232	3,256,049
AA PLC	931,174	1,022,557

Security	Shares	Value

United Kingdom (continued)
Abcam PLC	706,193	$12,327,322
accesso Technology Group PLC(a)(b)	121,389	2,283,441
Admiral Group PLC	710,882	19,366,540
Advanced Medical Solutions Group PLC(b)	1,303,873	5,222,723
Aggreko PLC	919,116	8,381,144
Anglo American PLC	3,770,280	96,355,413
Antofagasta PLC	1,338,346	15,313,069
AO World PLC(a)(b)	1,228,651	1,923,313
Ascential PLC	1,569,275	7,844,352
Ashmore Group PLC	1,441,131	7,662,565
Ashtead Group PLC	1,719,773	43,627,988
ASOS PLC(a)(b)	216,346	9,391,549
Associated British Foods PLC	1,252,656	39,349,622
Assura PLC	8,706,713	6,849,042
AstraZeneca PLC	4,459,701	324,535,593
Auto Trader Group PLC(c)	3,362,356	20,213,165
AVEVA Group PLC	259,435	9,289,474
Aviva PLC	13,947,658	75,976,790
B&M European Value Retail SA	3,228,247	13,767,472
Babcock International Group PLC	941,014	6,570,545
BAE Systems PLC	11,044,956	74,359,882
Balfour Beatty PLC	2,557,985	9,219,831
Bank of Georgia Group PLC	147,655	2,976,035
Barclays PLC	59,930,092	124,701,287
Barratt Developments PLC	3,646,851	25,837,994
BBA Aviation PLC	3,731,868	11,624,717
BCA Marketplace PLC	2,303,108	6,074,396
Beazley PLC	1,978,784	12,858,780
Bellway PLC	452,835	16,899,496
Berkeley Group Holdings PLC	462,603	22,838,177
Big Yellow Group PLC	576,450	7,268,222
Blue Prism Group PLC(a)(b)	215,081	3,966,655
Bodycote PLC	698,146	6,984,252
boohoo Group PLC(a)(b)	2,781,357	6,876,596
Bovis Homes Group PLC	540,323	7,207,188
BP PLC	70,089,669	479,529,448
Brewin Dolphin Holdings PLC	1,398,981	5,502,467
British American Tobacco PLC	8,087,295	285,854,723
British Land Co. PLC (The)	3,164,033	23,865,642
Britvic PLC	962,801	11,151,680
BT Group PLC	29,465,430	90,078,952
BTG PLC(a)	1,146,879	12,552,070
Bunzl PLC	1,149,266	36,283,253
Burberry Group PLC	1,476,664	34,993,741
Burford Capital Ltd.	707,173	17,079,406
Cairn Energy PLC(a)	2,688,344	6,613,036
Capita PLC(a)	6,042,566	9,228,435
Capital & Counties Properties PLC	2,704,595	8,873,054
Card Factory PLC	1,281,265	3,038,849
Carnival PLC	618,956	35,075,986
Centamin PLC	4,145,570	6,418,524
Centrica PLC	19,658,881	35,273,421
Chemring Group PLC	1,376,553	2,781,369
Cineworld Group PLC	3,611,499	12,399,450
Clinigen Healthcare Ltd., NVS(a)	469,874	4,926,224
Close Brothers Group PLC	525,524	10,265,815
Coats Group PLC	5,196,159	5,994,548
Cobham PLC(a)	8,533,161	12,106,107
Coca-Cola European Partners PLC(a)	778,795	37,055,066
Compass Group PLC	5,525,526	118,513,780

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Computacenter PLC	291,905	$4,016,499
ConvaTec Group PLC(c)	5,082,711	9,547,684
Countryside Properties PLC(c)	1,714,043	6,931,065
Cranswick PLC	134,100	5,087,430
Crest Nicholson Holdings PLC	1,224,008	6,076,599
Croda International PLC	451,418	28,627,961
CVS Group PLC	278,164	1,472,425
CYBG PLC	4,697,919	10,833,327
Daily Mail & General Trust PLC, Class A, NVS	1,010,122	8,052,317
Dairy Crest Group PLC	698,721	4,443,087
Dart Group PLC	462,963	4,835,498
DCC PLC	355,352	29,098,630
De La Rue PLC	479,504	2,668,130
Dechra Pharmaceuticals PLC	375,387	11,683,377
Derwent London PLC	357,536	15,233,691
DFS Furniture PLC(b)	1,008,919	3,145,423
Diageo PLC	8,613,320	328,751,374
Dialog Semiconductor PLC(a)	276,822	8,109,331
Dignity PLC	189,667	1,832,559
Diploma PLC	475,776	7,948,418
Direct Line Insurance Group PLC	4,703,879	20,834,049
Dixons Carphone PLC	3,833,306	6,956,161
Domino’s Pizza Group PLC	1,805,036	6,287,504
Drax Group PLC	1,513,090	7,997,405
DS Smith PLC	4,955,502	21,981,111
Dunelm Group PLC	434,388	4,128,479
easyJet PLC	567,875	9,442,223
EI Group PLC(a)	2,242,533	5,944,130
Electrocomponents PLC	1,589,079	11,346,443
Elementis PLC	2,202,891	5,282,677
EnQuest PLC(a)	8,050,178	2,031,087
Entertainment One Ltd.	1,430,240	7,416,516
Equiniti Group PLC(c)	1,450,852	3,960,186
Essentra PLC	1,009,906	4,955,234
Experian PLC	3,161,219	79,509,110
Ferguson PLC	797,801	53,459,875
Ferrexpo PLC	1,105,830	3,758,853
Fevertree Drinks PLC	385,741	13,045,848
Firstgroup PLC(a)	4,387,211	5,338,321
Fresnillo PLC	750,295	9,919,106
G4S PLC	5,595,551	14,393,788
Galliford Try PLC	446,888	4,167,920
Games Workshop Group PLC	121,308	4,827,133
GB Group PLC	420,870	2,543,946
Genus PLC	257,532	7,541,032
Georgia Capital PLC(a)	166,912	2,383,591
GlaxoSmithKline PLC	17,358,352	337,304,558
Glencore PLC	40,209,590	163,679,599
Go-Ahead Group PLC (The)	191,754	4,537,849
Gocompare.Com Group PLC	2,166,363	2,108,810
Grainger PLC	2,484,836	7,465,661
Great Portland Estates PLC	968,170	9,318,781
Greencore Group PLC(b)	2,678,021	6,799,010
Greene King PLC	1,134,770	8,956,401
Greggs PLC	420,882	8,581,565
Gulf Keystone Petroleum Ltd.(a)	906,711	2,582,267
GVC Holdings PLC	1,953,685	17,270,235
Halfords Group PLC	868,306	2,645,366
Halma PLC	1,323,943	24,382,136
Hammerson PLC	2,832,847	13,858,739

Security	Shares	Value

United Kingdom (continued)
Hansteen Holdings PLC	1,708,186	$2,070,642
Hargreaves Lansdown PLC	1,000,681	21,495,931
Hastings Group Holdings PLC(c)	1,059,610	2,924,327
Hays PLC	5,117,631	10,145,107
Helical PLC	500,162	2,210,672
Hikma Pharmaceuticals PLC	556,253	11,784,401
Hill & Smith Holdings PLC	307,895	4,471,427
Hiscox Ltd.	1,025,360	19,126,126
Hochschild Mining PLC	1,065,667	2,647,360
HomeServe PLC	1,090,815	13,538,403
Howden Joinery Group PLC	2,209,546	14,689,693
HSBC Holdings PLC	70,049,302	588,723,159
Hunting PLC	673,018	4,944,522
Hurricane Energy PLC(a)(b)	5,592,871	3,678,572
Ibstock PLC(c)	1,563,272	4,988,842
IG Group Holdings PLC	1,336,414	11,163,212
IMI PLC	958,847	12,070,789
Imperial Brands PLC	3,333,531	110,723,626
Inchcape PLC	1,535,289	11,572,287
Indivior PLC(a)	2,740,408	4,089,725
Informa PLC	4,521,075	40,227,193
Inmarsat PLC	1,670,392	8,119,088
IntegraFin Holdings PLC(b)	936,728	4,222,199
InterContinental Hotels Group PLC	599,725	34,242,569
Intermediate Capital Group PLC	1,052,801	14,070,658
International Personal Finance PLC	1,063,576	2,884,906
Intertek Group PLC	562,910	36,342,763
Intu Properties PLC	3,156,312	4,799,679
Investec PLC	2,415,064	15,541,378
IQE PLC(a)(b)	2,890,095	2,984,394
ITE Group PLC	3,851,622	3,278,101
ITV PLC	12,667,850	21,546,457
IWG PLC	2,477,980	7,298,377
J D Wetherspoon PLC	376,642	6,014,809
J Sainsbury PLC	6,207,406	23,288,102
JD Sports Fashion PLC	1,631,302	9,931,209
John Laing Group PLC(c)	2,037,745	9,515,960
John Menzies PLC	385,604	2,820,270
John Wood Group PLC	2,469,650	17,581,973
Johnson Matthey PLC	673,001	26,939,658
Jupiter Fund Management PLC	1,635,097	7,042,010
Just Eat PLC(a)	1,969,711	18,038,937
Just Group PLC	3,687,487	4,918,616
KAZ Minerals PLC	908,176	7,089,114
KCOM Group PLC	2,992,744	2,732,143
Keller Group PLC	327,867	2,238,409
Keywords Studios PLC(b)	225,839	3,541,193
Kier Group PLC(b)	691,716	4,695,177
Kingfisher PLC	7,541,000	22,091,417
Lancashire Holdings Ltd.	769,603	5,709,792
Land Securities Group PLC	2,420,190	27,544,849
Learning Technologies Group PLC(b)	1,022,209	1,011,188
Legal & General Group PLC	19,996,382	68,233,212
Lloyds Banking Group PLC	250,090,709	190,480,508
London Stock Exchange Group PLC	1,092,422	65,801,456
LondonMetric Property PLC	2,816,180	6,953,430
Lookers PLC	1,377,996	1,957,700
Majestic Wine PLC(b)	388,926	1,399,261
Man Group PLC	5,719,774	10,733,097
Marks & Spencer Group PLC	5,631,431	21,393,920

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marshalls PLC	777,481	$5,200,620
Marston’s PLC	2,961,519	3,673,674
McCarthy & Stone PLC(c)	1,979,105	3,496,385
Mediclinic International PLC(b)	1,401,045	5,794,408
Meggitt PLC	2,770,545	18,798,403
Melrose Industries PLC	17,401,153	38,604,576
Merlin Entertainments PLC(c)	2,568,403	11,423,068
Metro Bank PLC(a)(b)	344,098	4,920,238
Micro Focus International PLC	1,563,218	29,837,428
Mitchells & Butlers PLC	871,844	3,247,928
Mitie Group PLC	1,473,675	2,275,853
Mondi PLC	1,285,044	31,095,118
Moneysupermarket.com Group PLC	1,906,943	7,600,720
Morgan Advanced Materials PLC	1,366,917	4,797,361
National Express Group PLC	1,573,729	8,160,579
National Grid PLC	11,841,005	128,535,237
NewRiver REIT PLC(b)	1,131,587	3,282,245
Next PLC	503,796	32,121,969
NMC Health PLC	399,774	13,546,741
Northgate PLC	648,670	3,155,478
Ocado Group PLC(a)	1,999,402	26,069,688
On the Beach Group PLC(c)	472,161	2,732,859
OneSavings Bank PLC	806,201	3,987,545
Ophir Energy PLC(a)	3,526,456	2,528,188
Oxford Biomedica PLC(a)	75,156	682,161
P2P Global Investments PLC/Fund	357,984	3,894,427
Pagegroup PLC	1,272,473	7,391,832
Paragon Banking Group PLC	1,098,804	5,995,610
Pearson PLC	2,769,195	33,003,208
Pennon Group PLC	1,447,426	14,523,841
Persimmon PLC	1,105,493	34,537,749
Petrofac Ltd.	936,255	6,773,783
Pets at Home Group PLC	1,830,180	3,173,099
Phoenix Group Holdings PLC	1,949,594	16,280,042
Playtech PLC	1,175,359	5,986,601
Plus500 Ltd.	351,135	7,090,174
Polypipe Group PLC	926,282	4,817,862
Premier Foods PLC(a)(b)	3,637,225	1,913,835
Premier Oil PLC(a)(b)	3,150,811	3,065,032
Primary Health Properties PLC(b)	3,028,287	4,589,062
Provident Financial PLC(a)	931,594	6,441,047
Prudential PLC	8,993,216	175,736,552
Purplebricks Group PLC(a)(b)	823,491	1,875,126
PZ Cussons PLC	1,077,827	2,536,494
QinetiQ Group PLC	2,324,468	9,264,898
Quilter PLC(c)	6,739,797	10,887,285
Rathbone Brothers PLC	210,649	6,412,054
RDI REIT PLC	6,565,858	2,681,807
Reckitt Benckiser Group PLC	2,363,810	182,308,484
Redde PLC	1,312,734	3,135,935
Redrow PLC	933,291	7,126,786
RELX PLC	6,980,325	154,858,985
Renewi PLC	3,506,105	1,176,087
Renishaw PLC	144,543	8,879,497
Rentokil Initial PLC	6,478,781	28,720,872
Restaurant Group PLC (The)	1,955,413	3,835,222
Rightmove PLC	3,394,670	21,077,252
Rio Tinto PLC	4,140,097	228,055,083
Rolls-Royce Holdings PLC	5,893,756	68,567,025
Rotork PLC	3,175,808	11,480,093

Security	Shares	Value

United Kingdom (continued)
Royal Bank of Scotland Group PLC	16,841,181	$53,368,348
Royal Dutch Shell PLC, Class A	16,185,457	502,897,272
Royal Dutch Shell PLC, Class B	13,180,616	410,661,053
Royal Mail PLC	3,222,527	11,364,957
RPC Group PLC	1,445,057	15,112,159
RPS Group PLC	1,027,531	1,811,232
RSA Insurance Group PLC	3,491,628	23,553,226
RWS Holdings PLC(b)	556,700	3,427,216
Safestore Holdings PLC	940,342	7,137,335
Saga PLC	4,104,151	5,890,098
Sage Group PLC (The)	3,886,494	32,004,184
Sanne Group PLC	493,025	3,242,749
Savills PLC	580,012	6,347,968
Schroders PLC	432,266	14,846,783
Segro PLC	3,321,162	28,266,287
Senior PLC	1,732,449	5,154,986
Serco Group PLC(a)	4,223,448	6,133,532
Severn Trent PLC	793,690	20,865,533
Shaftesbury PLC	832,630	9,660,399
SIG PLC	2,216,735	3,472,961
Sirius Minerals PLC(a)(b)	17,108,873	4,431,406
Smart Metering Systems PLC(b)	367,040	3,172,146
Smith & Nephew PLC	3,034,236	57,276,395
Smiths Group PLC	1,375,703	26,140,666
Soco International PLC	872,842	847,357
Softcat PLC	464,811	4,249,478
Sophos Group PLC(c)	1,310,096	5,811,190
Sound Energy PLC(a)(b)	2,905,353	955,462
Spectris PLC	429,237	14,686,284
Spirax-Sarco Engineering PLC	258,611	21,789,163
Sports Direct International PLC(a)	888,679	3,252,194
SSE PLC	3,508,141	53,992,983
SSP Group PLC	1,698,989	14,898,080
St. James’s Place PLC	1,857,765	22,922,820
St. Modwen Properties PLC	901,598	4,865,002
Stagecoach Group PLC	1,739,291	3,537,172
Standard Chartered PLC	10,078,746	81,391,407
Standard Life Aberdeen PLC	8,243,472	27,288,617
Stobart Group Ltd.	1,398,232	2,814,136
Stock Spirits Group PLC	1,029,999	3,143,397
Synthomer PLC	1,028,225	4,847,642
TalkTalk Telecom Group PLC(b)	2,562,843	3,762,362
Tate & Lyle PLC	1,657,748	14,998,751
Taylor Wimpey PLC	11,638,276	25,283,759
Ted Baker PLC	132,051	3,236,152
Telecom Plus PLC	301,193	5,586,482
Tesco PLC	34,412,921	100,993,989
TORM PLC(a)(b)	115,923	739,339
TP ICAP PLC	2,158,039	8,942,198
Travis Perkins PLC	902,828	14,536,534
Tritax Big Box REIT PLC	5,316,363	9,769,795
Tullow Oil PLC(a)	5,063,410	13,634,379
Ultra Electronics Holdings PLC	286,548	4,839,905
Unilever PLC	4,010,248	210,193,597
UNITE Group PLC (The)	909,831	10,897,204
United Utilities Group PLC	2,372,774	25,931,479
Vectura Group PLC(a)	2,947,688	2,881,010
Vesuvius PLC	812,406	6,011,323
Victoria PLC(a)(b)	416,565	2,356,273
Victrex PLC	310,932	9,350,096

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	93,834,035	$171,054,841
Weir Group PLC (The)	914,452	18,103,887
WH Smith PLC	405,368	10,419,538
Whitbread PLC	642,280	41,289,646
William Hill PLC	3,077,094	7,132,160
Wm Morrison Supermarkets PLC	7,731,217	23,823,298
Workspace Group PLC	468,015	5,848,679
WPP PLC	4,464,943	51,086,923

		9,277,007,977
United States — 0.0%
International Flavors & Fragrances Inc.	0	14

Total Common Stocks — 99.0% (Cost: $56,613,699,054)		54,728,895,809

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	182,662	13,508,425
Biotest AG, Preference Shares, NVS	121,605	3,209,319
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	41,389	2,301,452
Fuchs Petrolub SE, Preference Shares, NVS	269,906	12,673,068
Henkel AG & Co. KGaA, Preference Shares, NVS	626,442	61,012,644
Jungheinrich AG, Preference Shares, NVS	192,553	5,846,201
Porsche Automobil Holding SE, Preference Shares, NVS	561,419	36,590,559
Sartorius AG, Preference Shares, NVS(b)	129,183	19,403,435
Sixt SE, Preference Shares, NVS	51,426	3,292,688
STO SE & Co. KGaA, Preference Shares, NVS	6,123	607,735
Volkswagen AG, Preference Shares, NVS	652,689	111,305,636

		269,751,162
Italy —0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	104,712	1,703,752
Telecom Italia SpA/Milano, Preference Shares, NVS	20,834,631	10,210,546

		11,914,298

Total Preferred Stocks — 0.5% (Cost: $312,944,503)		281,665,460

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(a)	930,759	512,105

Security	Shares	Value

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(a)	693,438	$88,482

Total Rights — 0.0% (Cost: $476,034)		600,587

Warrants

Spain — 0.0%
Abengoa SA, NVS (Expires 03/31/25)(a)(b)(d)	1,476,448	16,941

Total Warrants — 0.0% (Cost: $0)		16,941

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	664,980,131	665,179,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	5,474,846	5,474,846

		670,654,472

Total Short-Term Investments — 1.2% (Cost: $670,487,860)		670,654,472

Total Investments in Securities — 100.7% (Cost: $57,597,607,451)		55,681,833,269

Other Assets, Less Liabilities — (0.7)%		(391,099,262)

Net Assets — 100.0%		$55,290,734,007

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	717,089,533	(52,109,402)	664,980,131	$665,179,626	$9,641,581	(b)	$22,373		$(4,654)
BlackRock Cash Funds: Treasury, SL Agency Shares	85,162,144	(79,687,298)	5,474,846	5,474,846	826,277		—		—

				$670,654,472	$10,467,858		$22,373		$(4,654)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	276	03/21/19	$29,201	$1,247,722
Euro STOXX 50 Index	2,854	03/15/19	103,223	4,150,862
FTSE 100 Index	695	03/15/19	63,105	1,606,176
TOPIX Index	516	03/07/19	74,344	3,031,577

				$10,036,337

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$10,036,337

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(45,886,512)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$9,521,549

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$260,234,893

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$54,723,858,176	$4,004,140	$1,033,493	$54,728,895,809
Preferred Stocks	281,665,460	—	—	281,665,460
Rights	512,105	88,482	—	600,587
Warrants	—	—	16,941	16,941
Money Market Funds	670,654,472	—	—	670,654,472

	$55,676,690,213	$4,092,622	$1,050,434	$55,681,833,269

Derivative financial instruments(a)
Assets
Futures Contracts	$10,036,337	$—	$—	$10,036,337

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	698,589	$15,532,246

Austria — 0.6%
ams AG(a)	27,605	742,366
ANDRITZ AG	26,257	1,299,145
BAWAG Group AG(b)	20,844	883,989
CA Immobilien Anlagen AG	34,149	1,224,900
Erste Group Bank AG	103,713	3,617,765
IMMOFINANZ AG	37,386	990,956
Lenzing AG	5,816	570,590
Oesterreichische Post AG	15,543	586,052
OMV AG	49,878	2,483,890
Raiffeisen Bank International AG	54,255	1,436,843
Schoeller-Bleckmann Oilfield Equipment AG	5,911	460,537
Telekom Austria AG	74,922	574,274
UNIQA Insurance Group AG	56,279	515,004
Verbund AG	29,283	1,499,266
voestalpine AG	37,428	1,197,355
Wienerberger AG	43,338	974,672

		19,057,604
Belgium — 1.8%
Ackermans & van Haaren NV	8,857	1,419,766
Ageas	62,566	2,913,292
AGFA-Gevaert NV(c)	90,987	358,520
Anheuser-Busch InBev SA/NV	249,582	19,075,955
Befimmo SA	13,491	811,165
Bekaert SA	15,557	419,138
bpost SA	35,678	327,305
Cofinimmo SA	9,112	1,207,617
Colruyt SA	20,224	1,455,946
Econocom Group SA/NV(a)	75,159	273,039
Elia System Operator SA/NV	14,889	1,091,692
Euronav NV	65,198	510,962
Fagron	22,575	412,127
Galapagos NV(a)(c)	14,780	1,522,946
Groupe Bruxelles Lambert SA	25,199	2,378,513
Intervest Offices & Warehouses NV	22,872	556,383
KBC Ancora	19,895	890,312
KBC Group NV	80,881	5,501,591
Melexis NV(a)	7,450	526,588
Ontex Group NV	30,231	644,860
Orange Belgium SA	20,206	387,659
Proximus SADP	48,611	1,305,779
Sofina SA	6,102	1,212,701
Solvay SA	25,140	2,742,762
Telenet Group Holding NV	18,483	857,240
UCB SA	43,953	3,814,816
Umicore SA	69,806	2,951,643
Warehouses De Pauw CVA	8,904	1,303,675

		56,873,992
Denmark — 2.8%
Ambu A/S, Series B	59,719	1,584,088
AP Moller - Maersk A/S, Class A	1,452	1,815,307
AP Moller - Maersk A/S, Class B, NVS	2,011	2,677,048
Bavarian Nordic A/S(a)(c)	17,707	411,591
Carlsberg A/S, Class B	34,408	3,941,619
Chr Hansen Holding A/S	32,553	3,091,757
Coloplast A/S, Class B	38,830	3,551,863

Security	Shares	Value

Denmark (continued)
Danske Bank A/S	242,190	$4,485,069
Dfds A/S(a)	12,400	586,184
DSV A/S	62,280	4,971,374
FLSmidth & Co. A/S	13,941	653,247
Genmab A/S(c)	21,129	3,075,718
GN Store Nord A/S	50,024	2,158,745
H Lundbeck A/S	24,165	1,061,018
ISS A/S	57,160	1,618,548
Jyske Bank A/S, Registered	25,518	958,852
Nilfisk Holding A/S(c)	11,199	415,645
Novo Nordisk A/S, Class B	601,945	28,141,153
Novozymes A/S, Class B	74,390	3,110,778
Orsted A/S(b)	61,890	4,460,866
Pandora A/S	36,682	1,592,002
Per Aarsleff Holding A/S	14,034	463,709
Rockwool International A/S, Class B	3,205	859,014
Royal Unibrew A/S	18,408	1,387,340
SimCorp A/S	16,690	1,319,677
Spar Nord Bank A/S	48,892	414,014
Sydbank A/S	33,827	782,914
Topdanmark A/S	22,502	1,074,109
Tryg A/S	42,017	1,073,849
Vestas Wind Systems A/S	68,937	5,699,812
William Demant Holding A/S(c)	46,552	1,470,914

		88,907,824
Finland — 2.1%
Amer Sports OYJ	42,587	1,896,018
Cargotec OYJ, Class B	16,096	538,936
Caverion OYJ(a)(c)	42,670	262,435
Citycon OYJ	159,285	326,064
Elisa OYJ	49,271	2,066,390
Fortum OYJ	150,376	3,419,919
Huhtamaki OYJ	40,039	1,317,178
Kemira OYJ	58,206	708,625
Kesko OYJ, Class B	23,712	1,366,402
Kone OYJ, Class B	109,654	5,333,613
Konecranes OYJ	26,758	926,630
Metsa Board OYJ	77,637	564,796
Metso OYJ	39,633	1,164,208
Neste OYJ	46,783	4,302,006
Nokia OYJ	1,889,886	11,944,367
Nokian Renkaat OYJ	40,762	1,357,333
Nordea Bank Abp	998,435	9,068,104
Orion OYJ, Class B	36,073	1,276,114
Outokumpu OYJ	106,452	457,690
Outotec OYJ(c)	59,265	242,773
Sampo OYJ, Class A	138,788	6,365,312
Stora Enso OYJ, Class R	183,084	2,456,882
Tieto OYJ	23,278	668,292
UPM-Kymmene OYJ	180,147	5,221,484
Uponor OYJ	34,453	391,970
Valmet OYJ	47,231	1,064,936
Wartsila OYJ Abp	145,970	2,382,591
YIT OYJ	72,050	466,693

		67,557,761
France — 15.8%
ABC arbitrage	66,125	468,149
Accor SA, NVS	61,917	2,701,904
Aeroports de Paris, NVS	10,780	2,068,181

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Air France-KLM, NVS(c)	67,688	$854,354
Air Liquide SA	140,103	17,032,641
Airbus SE	193,241	22,222,212
ALD SA(a)(b)	38,481	560,327
Alstom SA, NVS	51,960	2,097,484
Alten SA, NVS	12,277	1,178,398
Altran Technologies SA, NVS	90,420	854,401
Amundi SA(b)	20,456	1,178,306
APERAM SA	17,458	534,859
Arkema SA, NVS	22,503	2,141,082
Atos SE	33,039	3,022,232
AXA SA, NVS	632,351	14,689,587
BioMerieux, NVS	14,422	1,021,044
BNP Paribas SA	370,564	17,418,461
Boiron SA, NVS	6,126	339,514
Bollore SA, NVS	353,196	1,459,799
Bouygues SA, NVS	73,338	2,601,969
Bureau Veritas SA, NVS	84,554	1,882,216
Capgemini SE	53,999	5,978,010
Carrefour SA, NVS	198,188	3,930,795
Casino Guichard Perrachon SA, NVS(a)	19,140	944,594
Cellectis SA, NVS(a)(c)	18,222	320,741
CGG SA(c)	228,970	431,405
Cie. de Saint-Gobain, NVS	162,566	5,618,473
Cie. Generale des Etablissements Michelin SCA, NVS	56,863	6,188,066
Cie. Plastic Omnium SA, NVS	26,813	738,705
CNP Assurances, NVS	60,882	1,386,003
Coface SA(c)	48,905	450,051
Covivio	16,491	1,689,787
Credit Agricole SA	388,531	4,439,919
Danone SA, NVS	200,338	14,597,237
Dassault Aviation SA, NVS	932	1,391,319
Dassault Systemes SE, NVS	44,077	5,540,616
DBV Technologies SA(a)(c)	15,805	207,288
Edenred, NVS	81,544	3,316,037
Eiffage SA, NVS	24,987	2,348,755
Electricite de France SA, NVS	200,105	3,313,278
Elior Group SA(b)	45,001	635,127
Elis SA, NVS	75,798	1,228,948
Engie SA	591,225	9,487,436
Eramet, NVS	3,387	236,488
EssilorLuxottica SA, NVS	95,837	12,167,973
Eurazeo SE, NVS	16,092	1,198,363
Eurofins Scientific SE, NVS	4,102	1,654,924
Eutelsat Communications SA	61,555	1,306,678
Faurecia SA, NVS	26,952	1,180,139
Fnac Darty SA(c)	7,463	526,650
Gaztransport Et Technigaz SA	9,836	832,366
Gecina SA	14,693	2,161,385
Genfit, NVS(a)(c)	15,438	319,212
Getlink SE, NVS	158,405	2,322,915
Hermes International, NVS	10,596	6,375,852
ICADE	10,452	882,695
Iliad SA, NVS	9,081	1,043,041
Imerys SA, NVS	15,837	835,919
Ingenico Group SA, NVS	21,403	1,169,247
Innate Pharma SA(a)(c)	27,565	212,550
Ipsen SA, NVS	14,444	1,823,114
IPSOS, NVS	16,594	386,147
JCDecaux SA	26,844	797,159

Security	Shares	Value

France (continued)
Kering SA, NVS	25,182	$12,641,595
Klepierre SA	67,176	2,309,349
Korian SA	21,066	751,271
Lagardere SCA, NVS	44,554	1,167,149
Legrand SA	87,543	5,199,353
L’Oreal SA	81,713	19,699,301
LVMH Moet Hennessy Louis Vuitton SE, NVS	91,828	29,476,698
Maisons du Monde SA(b)	20,581	532,297
Mercialys SA	24,826	381,720
Metropole Television SA	16,578	253,949
Natixis SA	325,911	1,672,378
Neopost SA	18,063	454,322
Nexans SA	12,423	372,049
Nexity SA	15,250	713,943
Orange SA, NVS	648,562	10,098,688
Orpea, NVS	16,941	1,685,356
Pernod Ricard SA, NVS	70,187	11,677,726
Peugeot SA, NVS	196,698	4,963,166
Publicis Groupe SA, NVS	70,681	4,322,784
Rallye SA, NVS(a)	19,468	224,502
Remy Cointreau SA, NVS	8,399	978,199
Renault SA, NVS	62,738	4,452,501
Rexel SA	106,481	1,216,929
Rubis SCA	30,347	1,812,467
Safran SA, NVS	110,790	14,555,920
Sanofi, NVS	373,136	32,462,692
Sartorius Stedim Biotech, NVS	11,016	1,217,261
Schneider Electric SE, NVS	181,140	12,903,267
SCOR SE	54,272	2,286,715
SEB SA, NVS	7,596	1,167,948
SES SA	126,538	2,587,392
Societe BIC SA, NVS	8,647	868,671
Societe Generale SA, NVS	254,483	7,925,054
Sodexo SA, NVS	29,649	3,095,887
SOITEC, NVS(c)	8,236	634,594
Sopra Steria Group, NVS	6,579	666,583
SPIE SA, NVS	42,900	647,809
STMicroelectronics NV	238,563	3,795,391
Suez	129,650	1,663,957
Teleperformance, NVS	19,921	3,435,609
Television Francaise 1	28,058	227,942
Thales SA, NVS	35,897	3,981,425
TOTAL SA, NVS	789,497	43,465,465
Ubisoft Entertainment SA, NVS(c)	28,162	2,504,372
Unibail-Rodamco-Westfield	45,565	8,216,881
Valeo SA, NVS	81,309	2,544,236
Vallourec SA, NVS(a)(c)	124,728	224,697
Veolia Environnement SA, NVS	176,263	3,725,498
Vicat SA, NVS	9,466	474,659
Vinci SA	163,385	14,413,159
Vivendi SA, NVS	346,181	8,834,289
Wendel SA, NVS	9,767	1,193,560
Worldline SA/France, NVS(b)(c)	18,862	1,013,334

		505,734,486
Germany — 12.8%
1&1 Drillisch AG(a)	19,620	816,770
Aareal Bank AG	21,895	708,480
adidas AG	62,513	14,898,428
ADO Properties SA(a)(b)	11,316	679,741
AIXTRON SE(a)(c)	41,774	417,214

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	142,741	$30,287,695
alstria office REIT AG	66,679	1,005,352
Aroundtown SA	311,097	2,755,794
AURELIUS Equity Opportunities SE & Co KGaA(a)	9,568	410,607
Aurubis AG	14,565	797,693
Axel Springer SE	15,826	969,719
BASF SE	298,669	21,871,600
Bayer AG, Registered	310,308	23,571,356
Bayerische Motoren Werke AG	106,650	8,989,704
Bechtle AG	14,016	1,115,332
Beiersdorf AG	32,889	3,294,568
Bilfinger SE	12,572	401,612
Brenntag AG	50,803	2,404,623
CANCOM SE	14,366	558,157
Carl Zeiss Meditec AG, Bearer	15,374	1,396,276
CECONOMY AG(a)	65,774	309,437
Commerzbank AG(c)	338,063	2,428,706
CompuGroup Medical SE	11,847	590,244
Continental AG	36,373	5,744,986
Covestro AG(b)	63,536	3,512,532
CTS Eventim AG & Co. KGaA	24,655	1,049,007
Daimler AG,Registered	299,932	17,779,142
Delivery Hero SE(b)(c)	36,805	1,359,867
Deutsche Bank AG,Registered	646,360	5,744,941
Deutsche BoerseAG	63,452	8,463,926
Deutsche EuroShop AG(a)	17,263	537,997
Deutsche Lufthansa AG, Registered	79,862	2,021,526
Deutsche Pfandbriefbank AG(b)	47,947	541,640
Deutsche Post AG, Registered	325,873	9,632,252
Deutsche Telekom AG, Registered	1,082,983	17,633,464
Deutsche Wohnen SE	115,862	5,795,107
DMG Mori AG	13,521	680,318
Duerr AG(a)	19,888	814,691
E.ON SE	718,761	7,983,503
ElringKlinger AG(a)	21,673	190,991
Evonik Industries AG	51,200	1,401,761
Evotec AG(c)	46,793	1,098,551
Fraport AG Frankfurt Airport Services Worldwide	15,223	1,204,218
Freenet AG	45,672	973,709
Fresenius Medical Care AG & Co. KGaA	71,636	5,290,308
Fresenius SE & Co. KGaA	139,978	7,275,982
GEA Group AG	61,759	1,702,185
Gerresheimer AG	11,668	791,257
Grand City Properties SA	42,099	1,048,251
GRENKE AG(a)	12,309	1,132,741
Hannover Rueck SE	17,644	2,548,921
Hapag-Lloyd AG(b)	12,920	326,151
HeidelbergCement AG	51,937	3,597,160
Heidelberger Druckmaschinen AG(a)(c)	140,285	283,951
Henkel AG & Co. KGaA	33,985	3,121,636
HOCHTIEF AG	7,637	1,143,581
HUGO BOSS AG	21,625	1,554,324
Indus Holding AG	10,865	539,823
Infineon Technologies AG	382,917	8,530,523
Innogy SE(c)	41,097	1,763,662
Innogy SE, New(b)	3,450	163,890
Jenoptik AG	22,712	734,917
K+S AG, Registered	67,370	1,312,616
KION Group AG	23,704	1,371,381
Kloeckner & Co. SE	32,465	242,696

Security	Shares	Value

Germany (continued)
Krones AG(a)	5,727	$479,387
LANXESS AG	29,755	1,639,516
LEG Immobilien AG	20,302	2,387,791
Leoni AG	16,893	626,293
Merck KGaA	42,952	4,513,544
METRO AG	61,926	1,049,156
MorphoSys AG(c)	11,240	1,216,219
MTU Aero Engines AG	18,002	3,887,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	49,135	10,965,897
Nemetschek SE	7,598	975,580
Nordex SE(a)(c)	25,676	293,146
Norma Group SE	13,917	736,812
OSRAM Licht AG	34,641	1,475,078
Pfeiffer Vacuum Technology AG(a)	3,998	560,593
ProSiebenSat.1 Media SE	84,110	1,508,482
Puma SE	2,952	1,647,907
QIAGEN NV(c)	79,344	2,931,592
Rational AG	1,217	763,856
Rheinmetall AG	15,589	1,620,258
RHOEN-KLINIKUM AG	23,471	613,506
RIB Software SE(a)	18,452	267,835
Rocket Internet SE(b)(c)	40,713	1,028,689
RTL Group SA	16,515	905,058
RWE AG	175,778	4,364,710
Salzgitter AG	14,559	439,694
SAP SE	326,073	33,767,247
Scout24 AG(b)	38,231	1,797,717
SGL Carbon SE(c)	30,611	251,843
Siemens AG, Registered	250,880	27,572,394
Siemens Healthineers AG(b)(c)	47,950	1,894,071
Siltronic AG	7,405	736,508
Sixt SE	8,000	727,942
SMA Solar Technology AG(a)	7,295	184,656
Software AG	19,200	698,384
Stabilus SA	14,451	903,708
Stroeer SE & Co. KGaA	11,147	625,206
Suedzucker AG(a)	28,245	459,570
Symrise AG	40,973	3,413,249
TAG Immobilien AG	52,938	1,338,791
Telefonica Deutschland Holding AG	273,919	961,783
thyssenkrupp AG(a)	143,868	2,553,807
TLG Immobilien AG	37,409	1,150,388
TUI AG	147,814	2,243,860
Uniper SE	70,692	2,049,789
United Internet AG, Registered	44,351	1,760,304
Volkswagen AG	11,991	2,091,378
Vonovia SE	162,063	8,146,869
Vossloh AG(a)	7,548	355,532
Wirecard AG	39,908	6,626,163
Zalando SE(b)(c)	38,477	1,176,609
zooplus AG(a)(c)	2,468	297,633

		410,002,725

Ireland — 0.9%
AIB Group PLC	277,830	1,243,304
Bank of Ireland Group PLC	338,894	2,033,758
C&C Group PLC	154,149	583,698
Cairn Homes PLC, NVS(c)	301,274	449,406
CRH PLC	278,356	8,016,927
Dalata Hotel Group PLC	89,296	585,062

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Glanbia PLC	72,120	$1,381,993
Grafton Group PLC	90,029	869,859
Kerry Group PLC, Class A	53,341	5,462,645
Kingspan Group PLC	54,220	2,221,065
Paddy Power Betfair PLC	28,278	2,318,379
Ryanair Holdings PLC, ADR, NVS(c)	4,291	304,661
Smurfit Kappa Group PLC	78,378	2,264,558
UDG Healthcare PLC	105,712	806,541

		28,541,856

Italy — 3.9%
A2A SpA	597,580	1,091,623
Amplifon SpA, NVS	34,873	625,835
Anima Holding SpA(b)	124,778	514,004
Ascopiave SpA	105,297	389,050
Assicurazioni Generali SpA	384,977	6,756,439
Atlantia SpA	167,870	3,975,725
Autogrill SpA	54,229	488,467
Azimut Holding SpA(a)	42,824	543,962
Banca Generali SpA	23,101	546,049
Banca Mediolanum SpA	80,985	494,832
Banca Popolare di Sondrio SCPA	225,258	601,723
Banco BPM SpA(a)(c)	531,309	1,031,284
BPER Banca(a)	172,911	586,490
Brembo SpA	62,195	711,515
Buzzi Unicem SpA(a)	36,287	694,097
Cerved Group SpA	88,670	782,414
CNH Industrial NV	335,895	3,300,759
Credito Emiliano SpA	87,199	498,281
Davide Campari-Milano SpA, NVS	219,613	1,976,900
De’ Longhi SpA	26,908	673,088
DiaSorin SpA	8,279	759,504
Enav SpA(b)	97,445	499,805
Enel SpA	2,655,937	16,048,418
Eni SpA	834,753	14,181,734
ERG SpA	19,148	375,710
Ferrari NV	41,136	5,126,081
Fiat Chrysler Automobiles NV(c)	358,545	6,137,449
FinecoBank Banca Fineco SpA	162,671	1,770,999
Hera SpA	318,829	1,079,960
IMA Industria Macchine Automatiche SpA(a)	8,027	532,832
Immobiliare Grande Distribuzione SIIQ SpA	52,967	375,723
Infrastrutture Wireless Italiane SpA(b)	105,351	840,150
Interpump Group SpA	33,982	1,096,473
Intesa Sanpaolo SpA	4,911,681	11,242,506
Iren SpA	317,913	781,378
Italgas SpA	184,337	1,116,389
Leonardo SpA	98,398	954,965
Mediaset SpA(a)(c)	140,224	461,783
Mediobanca Banca di Credito Finanziario SpA	209,592	1,826,810
Moncler SpA	63,486	2,396,666
Pirelli & C SpA(b)(c)	144,499	945,754
Poste Italiane SpA(b)	183,797	1,584,686
Prysmian SpA	88,665	1,905,564
Recordati SpA	36,069	1,309,496
Saipem SpA(a)(c)	215,904	1,028,364
Salini Impregilo SpA(a)	102,767	226,406
Salvatore Ferragamo SpA(a)	21,216	425,903
Saras SpA	209,634	447,413
Snam SpA	742,738	3,553,901
Societa Cattolica di Assicurazioni SC	68,674	635,128

Security	Shares	Value

Italy (continued)
Tamburi Investment Partners SpA	103,451	$724,099
Telecom Italia SpA/Milano(c)	3,719,603	2,074,276
Tenaris SA	150,705	1,896,138
Terna Rete Elettrica Nazionale SpA	478,180	2,947,549
Tod’s SpA(a)	5,289	246,396
UniCredit SpA	664,581	7,692,838
Unione di Banche Italiane SpA	362,670	931,750
Unipol Gruppo SpA	223,853	1,026,926

		123,490,459

Netherlands — 5.6%
Aalberts Industries NV	42,892	1,505,530
ABN AMRO Group NV, CVA(b)	138,521	3,452,304
Aegon NV	580,242	2,984,109
AerCap Holdings NV(c)	44,928	2,123,297
Akzo Nobel NV	75,012	6,486,423
Arcadis NV(a)	31,622	410,742
ArcelorMittal	221,100	5,123,494
Argenx SE(a)(c)	10,380	1,101,724
ASM International NV	19,396	944,764
ASML Holding NV	135,677	23,853,675
ASR Nederland NV	49,008	2,072,793
BE Semiconductor Industries NV	30,605	795,943
Boskalis Westminster(a)	31,645	834,791
Corbion NV	25,236	716,976
COSMO Pharmaceuticals NV(a)(c)	3,330	297,220
Eurocommercial Properties NV(a)	16,594	538,854
Euronext NV(b)	21,040	1,300,065
EXOR NV	37,094	2,375,043
Flow Traders(b)	11,860	367,436
Fugro NV, CVA(a)(c)	31,366	346,736
Gemalto NV(c)	26,711	1,552,705
Heineken Holding NV	41,885	3,643,018
Heineken NV	81,674	7,345,522
IMCD NV	21,899	1,605,679
ING Groep NV	1,274,185	15,076,794
InterXion Holding NV(a)(c)	28,392	1,704,656
Koninklijke Ahold Delhaize NV	415,177	10,966,605
Koninklijke BAM Groep NV	149,264	534,885
Koninklijke DSM NV	59,508	5,570,480
Koninklijke KPN NV	1,097,370	3,383,408
Koninklijke Philips NV	313,031	12,341,675
Koninklijke Vopak NV	24,918	1,269,777
NN Group NV	100,050	4,238,502
NSI NV	13,646	576,218
NXP Semiconductors NV	114,342	9,951,184
OCI NV(c)	28,364	601,455
PostNL NV	184,996	480,375
Randstad NV	41,393	2,000,073
Rhi Magnesita NV	10,411	583,961
SBM Offshore NV	63,045	1,043,157
Signify NV(b)	39,741	988,169
Takeaway.com NV(b)(c)	11,997	762,634
TKH Group NV	17,448	844,073
TomTom NV(c)	64,711	582,140
Unilever NV, CVA	510,099	27,301,919
Wereldhave NV	15,369	493,432
Wessanen(a)	35,244	361,944
Wolters Kluwer NV	94,410	5,893,191

		179,329,550

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 1.5%
Akastor ASA(c)	88,578	$135,651
Aker BP ASA	45,946	1,531,624
Aker Solutions ASA(c)	78,118	426,410
Austevoll Seafood ASA	47,943	611,275
Bakkafrost P/F	16,558	860,973
Borr Drilling Ltd.(c)	212,879	545,876
Borregaard ASA	42,838	380,398
DNB ASA	329,255	5,837,744
DNO ASA	355,594	684,719
Entra ASA(b)	64,440	933,303
Equinor ASA	392,090	8,974,292
Gjensidige Forsikring ASA	73,523	1,268,225
Kongsberg Automotive ASA(c)	450,998	383,885
Leroy Seafood Group ASA	123,957	988,007
Mowi ASA(c)	148,639	3,275,052
Norsk Hydro ASA	468,204	2,163,293
Norwegian Air Shuttle ASA(a)(c)	13,450	205,578
Norwegian Finans Holding ASA(c)	61,342	504,296
Norwegian Property ASA	310,291	396,359
Orkla ASA	287,609	2,318,354
Petroleum Geo-Services ASA(c)	107,918	243,355
Salmar ASA	21,721	1,137,171
Schibsted ASA, Class B	33,207	1,054,535
Selvaag Bolig ASA	90,766	467,111
SpareBank 1 SR-Bank ASA	102,143	1,105,887
Storebrand ASA	179,017	1,371,610
Subsea 7 SA	89,609	1,018,480
Telenor ASA	253,473	4,796,533
TGS NOPEC Geophysical Co. ASA	32,827	974,658
Tomra Systems ASA	54,658	1,417,792
XXL ASA(a)(b)	51,985	174,343
Yara International ASA	61,545	2,543,339

		48,730,128

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(c)	3,452,247	954,668
EDP - Energias de Portugal SA	831,707	3,044,350
Galp Energia SGPS SA	166,098	2,600,588
Jeronimo Martins SGPS SA	86,045	1,221,319
Navigator Co. SA (The)	102,554	502,945
NOS SGPS SA	106,162	690,085
REN - Redes Energeticas Nacionais SGPS SA(a)	205,724	618,944
Sonae SGPS SA	499,278	522,195

		10,155,094

Spain — 4.9%
Acciona SA(a)	9,327	889,358
Acerinox SA	62,151	677,779
ACS Actividades de Construccion y Servicios SA	86,513	3,583,622
Aena SME SA(b)	22,127	3,828,754
Amadeus IT Group SA	146,876	10,698,462
Applus Services SA	60,441	693,530
Atresmedia Corp. de Medios de Comunicacion SA	37,619	182,937
Banco Bilbao Vizcaya Argentaria SA	2,233,430	13,249,409
Banco de Sabadell SA	1,930,471	2,213,789
Banco Santander SA	5,395,029	25,579,244
Bankia SA	436,085	1,270,979
Bankinter SA	235,509	1,839,758
Bolsas y Mercados Espanoles SHMSF SA	26,988	816,919
CaixaBank SA	1,191,834	4,510,244
Cellnex Telecom SA(a)(b)	57,563	1,624,185

Security	Shares	Value

Spain (continued)
Cia. de Distribucion Integral Logista Holdings SA	21,584	$558,238
Cie. Automotive SA	29,895	840,424
Corp Financiera Alba SA	12,666	629,305
Distribuidora Internacional de Alimentacion SA(a)	192,769	94,516
Ebro Foods SA	28,362	585,466
Enagas SA	48,497	1,415,125
Ence Energia y Celulosa SA	56,485	439,113
Endesa SA	101,573	2,543,119
Euskaltel SA(b)	50,548	464,010
Faes Farma SA	125,185	471,151
Ferrovial SA	166,884	3,747,478
Global Dominion Access SA(b)(c)	59,313	309,667
Grifols SA	99,700	2,602,616
Grupo Catalana Occidente SA	18,504	734,641
Iberdrola SA	2,000,572	16,527,999
Iberdrola SA, New	45,685	377,434
Indra Sistemas SA(c)	66,071	680,802
Industria de Diseno Textil SA	361,668	10,105,147
Inmobiliaria Colonial Socimi SA	105,461	1,080,630
International Consolidated Airlines Group SA	224,380	1,901,120
Lar Espana Real Estate Socimi SA	50,379	486,160
Liberbank SA(c)	932,678	462,113
Mapfre SA	382,809	1,066,509
Masmovil Ibercom SA(c)	27,795	607,250
Mediaset Espana Comunicacion SA	58,487	412,732
Melia Hotels International SA	45,076	453,347
Merlin Properties Socimi SA	120,470	1,618,711
Miquel y Costas & Miquel SA(a)	10,496	205,224
Naturgy Energy Group SA	115,502	3,227,172
Neinor Homes SA(a)(b)(c)	33,061	474,957
Prosegur Cia. de Seguridad SA	113,707	616,616
Red Electrica Corp. SA	132,663	3,059,704
Repsol SA	476,256	8,377,534
Sacyr SA(a)	189,884	458,424
Sacyr SA, New(c)	5,485	13,242
Siemens Gamesa Renewable Energy SA(c)	88,851	1,262,166
Tecnicas Reunidas SA(a)	16,242	416,161
Telefonica SA	1,531,021	13,166,987
Viscofan SA	17,567	980,449
Zardoya Otis SA	80,839	641,426

		155,773,854

Sweden — 4.7%
AAK AB	82,082	1,179,437
AF AB, Class B	30,200	530,747
Ahlsell AB(b)	160,639	968,566
Alfa Laval AB	98,856	2,237,775
Arjo AB, Class B	111,813	397,335
Assa Abloy AB, Class B	331,070	6,156,846
Atlas Copco AB, Class A	226,158	5,886,895
Atlas Copco AB, Class B	124,741	2,979,527
Avanza Bank Holding AB	12,386	562,399
Axfood AB	44,741	783,329
Betsson AB	59,658	549,482
BillerudKorsnas AB	61,836	780,191
Boliden AB	95,029	2,371,720
Bonava AB, Class B	39,770	497,606
Castellum AB	92,261	1,747,883
Dometic Group AB(b)	114,553	817,309
Electrolux AB, Series B	81,950	1,935,695
Elekta AB, Class B	136,849	1,828,737

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A(c)	250,906	$2,404,438
Epiroc AB, Class B(c)	134,410	1,202,035
Essity AB, Class B	203,112	5,617,024
Evolution Gaming Group AB(b)	8,307	497,653
Fabege AB	107,412	1,565,249
Fastighets AB Balder, Class B(c)	36,643	1,154,302
Getinge AB, Class B	86,401	973,142
Hemfosa Fastigheter AB	67,936	602,224
Hennes & Mauritz AB, Class B	288,623	4,485,384
Hexagon AB, Class B	88,473	4,318,404
Hexpol AB	102,468	906,636
Holmen AB, Class B	39,882	853,249
Hufvudstaden AB, Class A	44,686	741,865
Husqvarna AB, Class B	150,456	1,147,472
ICA Gruppen AB	31,984	1,124,199
Industrivarden AB, Class C	59,774	1,229,869
Indutrade AB	39,336	987,829
Intrum AB(a)	30,595	873,152
Investor AB, Class B	144,842	6,357,375
JM AB	30,624	617,744
Kindred Group PLC	85,850	880,776
Kinnevik AB, Class B	85,952	2,095,776
Kungsleden AB	81,363	616,928
L E Lundbergforetagen AB, Class B	23,427	722,444
Loomis AB, Class B	29,129	1,042,523
Lundin Petroleum AB	70,108	2,243,363
Millicom International Cellular SA, SDR(c)	23,766	1,486,812
Modern Times Group MTG AB, Class B	27,594	929,026
NCC AB, Class B	37,703	569,884
NetEnt AB	73,582	355,334
Nibe Industrier AB, Class B	147,017	1,668,866
Nobia AB	68,857	399,188
Nyfosa AB(c)	83,558	451,627
Peab AB	77,999	649,183
Saab AB, Class B(a)	31,860	1,099,768
Sandvik AB	370,941	5,916,360
SAS AB(c)	113,921	307,743
Securitas AB, Class B	106,644	1,712,127
Skandinaviska Enskilda Banken AB, Class A	537,745	5,634,665
Skanska AB, Class B	112,648	1,969,138
SKF AB, Class B	128,446	2,155,851
SSAB AB, Class A	110,733	437,926
SSAB AB, Class B	191,460	639,523
Svenska Cellulosa AB SCA, Class B	204,371	1,794,945
Svenska Handelsbanken AB, Class A	504,055	5,471,077
Sweco AB, Class B	31,788	652,116
Swedbank AB, Class A	297,016	6,733,315
Swedish Match AB	65,641	2,936,242
Swedish Orphan Biovitrum AB(c)	70,135	1,655,844
Tele2 AB, Class B	198,641	2,478,827
Telefonaktiebolaget LM Ericsson, Class B	1,035,157	9,194,531
Telia Co. AB	921,729	4,012,013
Thule Group AB(b)	59,067	1,202,591
Trelleborg AB, Class B	89,925	1,511,299
Volvo AB, Class B	512,494	7,366,862
Wallenstam AB, Class B	78,562	790,635
Wihlborgs Fastigheter AB	63,540	827,044

		150,482,896

Switzerland — 13.0%
ABB Ltd., Registered	602,769	11,516,466

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	56,200	$2,817,081
Allreal Holding AG, Registered	5,828	946,954
Arbonia AG, Registered(a)(c)	40,399	489,463
Aryzta AG(c)	363,008	408,160
Baloise Holding AG, Registered	17,233	2,669,804
Banque Cantonale Vaudoise, Registered	1,590	1,262,897
Barry Callebaut AG, Registered	773	1,316,772
Basilea Pharmaceutica AG, Registered(a)(c)	8,156	430,778
BKW AG	9,613	677,299
Bucher Industries AG, Registered	2,667	813,460
Burckhardt Compression Holding AG	1,515	390,012
Cembra Money Bank AG	14,557	1,257,469
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	336	2,142,123
Chocoladefabriken Lindt & Spruengli AG, Registered	37	2,722,508
Cie. Financiere Richemont SA, Registered	177,951	12,272,359
Clariant AG, Registered	88,771	1,764,504
Coca-Cola HBC AG	65,814	2,214,590
Credit Suisse Group AG, Registered	850,031	10,294,449
Daetwyler Holding AG, Bearer	4,066	613,937
dormakaba Holding AG	1,139	750,838
Dufry AG, Registered(a)	14,688	1,469,836
Emmi AG, Registered	953	805,934
EMS-Chemie Holding AG, Registered	2,858	1,428,856
Flughafen Zurich AG, Registered	7,205	1,274,546
Forbo Holding AG, Registered	472	658,925
Galenica AG(b)	21,115	964,977
GAM Holding AG	57,688	251,894
Geberit AG, Registered	12,540	4,905,528
Georg Fischer AG, Registered	1,490	1,320,890
Givaudan SA, Registered	3,030	7,354,339
Helvetia Holding AG, Registered	2,684	1,590,759
Idorsia Ltd.(a)(c)	47,861	826,870
Implenia AG, Registered	9,618	339,311
Julius Baer Group Ltd.	77,564	3,113,193
Kuehne + Nagel International AG, Registered	18,696	2,532,751
LafargeHolcim Ltd., Registered	163,923	7,704,596
Landis+Gyr Group AG(a)	12,556	811,881
Leonteq AG(c)	4,739	219,061
Logitech International SA, Registered	59,639	2,179,129
Lonza Group AG, Registered	25,349	6,691,768
Meyer Burger Technology AG(a)(c)	304,922	289,216
Mobilezone Holding AG, Registered	44,229	477,019
Mobimo Holding AG, Registered	3,985	978,074
Nestle SA, Registered	1,016,180	88,538,050
Novartis AG, Registered	716,688	62,487,161
OC Oerlikon Corp. AG, Registered	76,369	986,847
Oriflame Holding AG(a)	16,070	357,733
Panalpina Welttransport Holding AG, Registered	4,732	832,786
Pargesa Holding SA, Bearer	15,248	1,204,194
Partners Group Holding AG	5,983	4,115,913
PSP Swiss Property AG, Registered	14,110	1,453,525
Roche Holding AG, NVS	232,674	61,903,339
Schindler Holding AG, Participation Certificates, NVS	12,355	2,627,663
Schindler Holding AG, Registered	8,415	1,777,829
Schmolz + Bickenbach AG, Registered(c)	379,151	221,659
SFS Group AG	7,503	603,507
SGS SA, Registered	1,767	4,265,664
Sika AG, Registered	43,284	5,715,355
Sonova Holding AG, Registered	18,745	3,518,112

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG, Registered	3,638	$2,642,051
Sulzer AG, Registered	7,546	693,295
Sunrise Communications Group AG(b)	12,513	1,056,309
Swatch Group AG (The), Bearer	10,083	2,898,570
Swatch Group AG (The), Registered	20,733	1,155,665
Swiss Life Holding AG, Registered	11,520	4,752,682
Swiss Prime Site AG, Registered	25,994	2,204,813
Swiss Re AG	100,293	9,621,901
Swisscom AG, Registered	8,018	3,846,959
Tecan Group AG, Registered	4,810	972,569
Temenos AG, Registered	21,211	2,862,769
u-blox Holding AG	2,972	254,032
UBS Group AG, Registered	1,296,639	16,794,488
Valiant Holding AG, Registered	8,255	891,983
VAT Group AG(b)	10,050	1,040,354
Vifor Pharma AG	16,046	2,042,747
Vontobel Holding AG, Registered	13,123	740,078
Zurich Insurance Group AG	48,594	15,267,362

		416,309,240

United Kingdom — 27.4%
3i Group PLC	316,610	3,538,454
AA PLC	214,998	236,097
Abcam PLC	74,199	1,295,220
Acacia Mining PLC(c)	106,597	273,575
Admiral Group PLC	69,791	1,901,314
Aggreko PLC	95,614	871,876
Anglo American PLC	354,409	9,057,477
Antofagasta PLC	135,530	1,550,705
AO World PLC(a)(c)	111,097	173,910
Ascential PLC	154,883	774,215
Ashmore Group PLC	147,388	783,669
Ashtead Group PLC	165,536	4,199,393
ASOS PLC(a)(c)	19,083	828,390
Associated British Foods PLC	117,523	3,691,744
AstraZeneca PLC	419,992	30,563,115
Auto Trader Group PLC(b)	311,692	1,873,770
AVEVA Group PLC	26,222	938,920
Aviva PLC	1,295,582	7,057,397
B&M European Value Retail SA	300,812	1,282,870
Babcock International Group PLC	98,247	686,001
BAE Systems PLC	1,056,741	7,114,482
Balfour Beatty PLC	257,587	928,430
Bank of Georgia Group PLC	19,492	392,868
Barclays PLC	5,628,817	11,712,325
Barratt Developments PLC	341,747	2,421,283
BBA Aviation PLC	415,078	1,292,962
BCA Marketplace PLC	311,878	822,571
Beazley PLC	198,606	1,290,606
Bellway PLC	41,398	1,544,945
Berkeley Group Holdings PLC	42,852	2,115,554
Big Yellow Group PLC	63,980	806,698
Blue Prism Group PLC(a)(c)	21,276	392,385
Bodycote PLC	72,153	721,819
boohoo Group PLC(a)(c)	273,357	675,845
Bovis Homes Group PLC	50,400	672,269
BP PLC	6,610,319	45,225,533
Brewin Dolphin Holdings PLC	118,999	468,046
British American Tobacco PLC	761,453	26,914,430
British Land Co. PLC (The)	298,512	2,251,614
Britvic PLC	103,452	1,198,237

Security	Shares	Value

United Kingdom (continued)
BT Group PLC	2,787,639	$8,522,109
BTG PLC(c)	114,543	1,253,621
Bunzl PLC	111,542	3,521,471
Burberry Group PLC	139,529	3,306,535
Burford Capital Ltd.	69,928	1,688,878
Cairn Energy PLC(c)	267,799	658,757
Capita PLC(c)	603,934	922,351
Capital & Counties Properties PLC	253,975	833,224
Card Factory PLC	145,575	345,269
Carnival PLC	58,484	3,314,265
Centamin PLC	405,912	628,467
Centrica PLC	1,862,278	3,341,437
Cineworld Group PLC	355,957	1,222,116
Clinigen Healthcare Ltd., NVS(c)	52,938	555,009
Close Brothers Group PLC	52,938	1,034,114
Cobham PLC(c)	821,938	1,166,094
Coca-Cola European Partners PLC(c)	75,318	3,583,630
Compass Group PLC	522,614	11,209,242
ConvaTec Group PLC(b)	470,623	884,048
Countryside Properties PLC(b)	200,593	811,137
Cranswick PLC	21,297	807,957
Crest Nicholson Holdings PLC	133,235	661,446
Croda International PLC	43,148	2,736,354
CYBG PLC(a)	466,120	1,074,865
Daily Mail & General Trust PLC, Class A, NVS	104,518	833,179
Dairy Crest Group PLC	63,328	402,696
DCC PLC	36,974	3,027,682
De La Rue PLC	51,491	286,514
Dechra Pharmaceuticals PLC	36,385	1,132,430
Derwent London PLC	33,176	1,413,544
Diageo PLC	810,696	30,942,473
Dialog Semiconductor PLC(c)	29,980	878,246
Diploma PLC	50,815	848,926
Direct Line Insurance Group PLC	438,084	1,940,327
Dixons Carphone PLC	363,172	659,035
Domino’s Pizza Group PLC	188,381	656,190
Drax Group PLC	163,059	861,845
DS Smith PLC	455,134	2,018,837
Dunelm Group PLC	48,214	458,232
easyJet PLC	54,183	900,917
EI Group PLC(c)	259,610	688,131
Electrocomponents PLC	168,929	1,206,198
Elementis PLC	211,815	507,946
EnQuest PLC(c)	829,667	209,328
Entertainment One Ltd.	152,602	791,318
Equiniti Group PLC(b)	140,960	384,759
Essentra PLC	141,961	696,550
Experian PLC	300,173	7,549,774
Ferguson PLC	76,455	5,123,176
Ferrexpo PLC	115,025	390,984
Fevertree Drinks PLC(a)	35,329	1,194,835
Firstgroup PLC(c)	488,313	594,175
Fresnillo PLC	72,743	961,682
G4S PLC	538,465	1,385,127
Galliford Try PLC	46,488	433,572
Genus PLC	32,606	954,766
Georgia Capital PLC(c)	23,009	328,581
GlaxoSmithKline PLC	1,639,629	31,860,993
Glencore PLC	3,794,812	15,447,392
Go-Ahead Group PLC (The)	18,149	429,495

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Gocompare.Com Group PLC	233,889	$227,675
Grainger PLC	282,168	847,770
Great Portland Estates PLC	90,854	874,483
Greencore Group PLC(a)	294,254	747,058
Greene King PLC	116,354	918,347
Greggs PLC	44,075	898,666
GVC Holdings PLC	191,252	1,690,634
Halfords Group PLC	83,000	252,866
Halma PLC	145,951	2,687,878
Hammerson PLC	266,483	1,303,677
Hansteen Holdings PLC	190,855	231,352
Hargreaves Lansdown PLC	93,600	2,010,650
Hays PLC	491,680	974,698
Helical PLC	79,071	349,487
Hikma Pharmaceuticals PLC	49,205	1,042,424
Hiscox Ltd.	99,552	1,856,952
Hochschild Mining PLC	169,802	421,827
HomeServe PLC	106,458	1,321,279
Howden Joinery Group PLC	217,119	1,443,469
HSBC Holdings PLC	6,581,487	55,313,525
Hunting PLC	57,989	426,033
IG Group Holdings PLC	125,269	1,046,386
IMI PLC	94,425	1,188,703
Imperial Brands PLC	313,137	10,400,883
Inchcape PLC	154,240	1,162,589
Indivior PLC(c)	256,823	383,277
Informa PLC	416,512	3,706,001
Inmarsat PLC	151,454	736,156
InterContinental Hotels Group PLC	57,025	3,255,963
Intermediate Capital Group PLC	106,841	1,427,927
Intertek Group PLC	53,335	3,443,430
Intu Properties PLC	330,952	503,266
Investec PLC	249,141	1,603,268
IQE PLC(a)(c)	289,941	299,401
ITE Group PLC	498,865	424,582
ITV PLC	1,186,101	2,017,412
IWG PLC	234,417	690,427
J D Wetherspoon PLC	28,545	455,851
J Sainsbury PLC	606,092	2,273,854
JD Sports Fashion PLC	154,668	941,604
John Laing Group PLC(b)	236,988	1,106,698
John Menzies PLC	75,729	553,875
John Wood Group PLC	230,156	1,638,530
Johnson Matthey PLC	63,734	2,551,218
Jupiter Fund Management PLC	144,191	621,000
Just Eat PLC(c)	194,128	1,777,856
Just Group PLC	354,390	472,709
KAZ Minerals PLC	93,566	730,365
Keller Group PLC	30,346	207,178
Kier Group PLC(a)	80,662	547,511
Kingfisher PLC	725,272	2,124,690
Lancashire Holdings Ltd.	83,795	621,687
Land Securities Group PLC	231,529	2,635,095
Legal & General Group PLC	1,877,108	6,405,214
Lloyds Banking Group PLC	23,518,943	17,913,101
London Stock Exchange Group PLC	105,465	6,352,628
LondonMetric Property PLC	295,567	729,785
Majestic Wine PLC(a)	56,112	201,877
Man Group PLC	521,323	978,257
Marks & Spencer Group PLC	550,978	2,093,177

Security	Shares	Value

United Kingdom (continued)
Marston’s PLC	325,806	$404,152
McCarthy & Stone PLC(b)	185,790	328,226
Mediclinic International PLC	133,501	552,130
Meggitt PLC	272,840	1,851,245
Melrose Industries PLC	1,629,785	3,615,689
Merlin Entertainments PLC(b)	236,535	1,051,998
Metro Bank PLC(a)(c)	31,058	444,097
Micro Focus International PLC	150,519	2,872,984
Mitchells & Butlers PLC	111,839	416,640
Mitie Group PLC	150,398	232,265
Mondi PLC	122,418	2,962,235
Moneysupermarket.com Group PLC	184,962	737,224
Morgan Advanced Materials PLC	125,205	439,422
N Brown Group PLC	71,646	82,372
National Express Group PLC	189,391	982,088
National Grid PLC	1,118,936	12,146,157
NewRiver REIT PLC(a)	184,833	536,121
Next PLC	46,429	2,960,307
NMC Health PLC	36,656	1,242,125
Northgate PLC	69,942	340,235
Ocado Group PLC(a)(c)	193,908	2,528,317
Ophir Energy PLC(c)	302,238	216,681
Pagegroup PLC	121,170	703,880
Paragon Banking Group PLC	126,065	687,872
Pearson PLC	258,265	3,077,997
Pennon Group PLC	135,632	1,360,966
Persimmon PLC	103,717	3,240,321
Petra Diamonds Ltd.(a)(c)	493,491	213,834
Petrofac Ltd.	92,946	672,462
Pets at Home Group PLC	209,425	363,093
Phoenix Group Holdings PLC	198,571	1,658,163
Playtech PLC	119,610	609,224
Plus500 Ltd.	37,448	756,156
Premier Foods PLC(a)(c)	823,031	433,063
Provident Financial PLC(a)(c)	85,227	589,260
Prudential PLC	845,660	16,525,053
Purplebricks Group PLC(a)(c)	78,115	177,871
QinetiQ Group PLC	237,702	947,436
Quilter PLC(b)	770,959	1,245,386
Rathbone Brothers PLC	21,972	668,817
Reckitt Benckiser Group PLC	222,252	17,141,151
Redrow PLC	92,130	703,522
RELX PLC	653,721	14,502,845
Renishaw PLC	14,719	904,211
Rentokil Initial PLC	652,955	2,894,593
Restaurant Group PLC (The)	197,391	387,150
Rightmove PLC	337,471	2,095,332
Rio Tinto PLC	390,061	21,486,307
Rolls-Royce Holdings PLC	565,381	6,577,553
Rotork PLC	312,263	1,128,786
Royal Bank of Scotland Group PLC	1,556,986	4,933,963
Royal Dutch Shell PLC, Class A	1,509,100	46,889,147
Royal Dutch Shell PLC, Class B	1,251,968	39,006,864
Royal Mail PLC	296,233	1,044,731
RPC Group PLC	145,423	1,520,809
RPS Group PLC	129,497	228,265
RSA Insurance Group PLC	323,565	2,182,649
Safestore Holdings PLC	95,686	726,271
Saga PLC	418,512	600,630
Sage Group PLC (The)	368,943	3,038,142

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sanne Group PLC	59,390	$390,623
Savills PLC	61,836	676,767
Schroders PLC	44,515	1,528,930
Segro PLC	297,002	2,527,773
Senior PLC	185,648	552,405
Serco Group PLC(c)	497,868	723,032
Severn Trent PLC	77,212	2,029,847
Shaftesbury PLC	60,028	696,461
SIG PLC	206,643	323,748
Sirius Minerals PLC(a)(c)	1,780,498	461,171
Smith & Nephew PLC	291,698	5,506,299
Smiths Group PLC	133,702	2,540,562
Soco International PLC	147,448	143,143
Sophos Group PLC(b)	124,607	552,719
Spectris PLC	40,551	1,387,447
Spirax-Sarco Engineering PLC	26,695	2,249,176
Spire Healthcare Group PLC(a)(b)	114,047	186,779
Sports Direct International PLC(c)	101,432	371,199
SSE PLC	332,189	5,112,644
SSP Group PLC	176,107	1,544,246
St. James’s Place PLC	181,473	2,239,181
St. Modwen Properties PLC	102,281	551,906
Stagecoach Group PLC	196,561	399,743
Standard Chartered PLC	940,403	7,594,270
Standard Life Aberdeen PLC	761,569	2,521,045
Stobart Group Ltd.	178,376	359,006
Stock Spirits Group PLC	151,194	461,421
Superdry PLC	22,800	154,760
Synthomer PLC	113,561	535,392
TalkTalk Telecom Group PLC(a)	271,890	399,146
Tate & Lyle PLC	164,408	1,487,509
Taylor Wimpey PLC	1,058,555	2,299,675
Ted Baker PLC	13,444	329,470
Telecom Plus PLC	28,404	526,833
Tesco PLC	3,251,345	9,541,948
Thomas Cook Group PLC(a)	516,819	235,636
TP ICAP PLC	214,163	887,420
Travis Perkins PLC	85,802	1,381,508
Tritax Big Box REIT PLC	657,216	1,207,755
Tullow Oil PLC(c)	522,224	1,406,207
Ultra Electronics Holdings PLC	28,287	477,778
Unilever PLC	373,096	19,555,496
UNITE Group PLC (The)	95,089	1,138,898
United Utilities Group PLC	220,833	2,413,431
Vectura Group PLC(a)(c)	279,004	272,693
Vesuvius PLC	87,179	645,073
Victrex PLC	28,287	850,624
Vodafone Group PLC	8,835,272	16,106,267
Weir Group PLC (The)	86,454	1,711,575
WH Smith PLC	47,597	1,223,428
Whitbread PLC	61,937	3,981,685
William Hill PLC	325,567	754,607
Wm Morrison Supermarkets PLC	747,038	2,301,954
Workspace Group PLC	52,635	657,768
WPP PLC	422,565	4,834,898

		874,904,908

Total Common Stocks — 98.6% (Cost: $3,350,076,094)		3,151,384,623

Security	Shares	Value

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,337	$1,356,078
Fuchs Petrolub SE, Preference Shares, NVS	25,925	1,217,273
Henkel AG & Co. KGaA, Preference Shares, NVS	60,397	5,882,397
Jungheinrich AG, Preference Shares, NVS	19,869	603,253
Porsche Automobil Holding SE, Preference Shares, NVS	52,762	3,438,771
Sartorius AG, Preference Shares, NVS	13,122	1,970,940
Volkswagen AG, Preference Shares, NVS	61,124	10,423,717

		24,892,429
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,945,179	953,285

Total Preferred Stocks — 0.8% (Cost: $28,622,572)		25,845,714

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(c)	87,465	48,123

United Kingdom — 0.0%
Tritax Big Box REIT PLC (Expires 02/08/19)(c)	87,971	11,225

Total Rights — 0.0% (Cost: $44,734)		59,348

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	31,753,538	31,763,065
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	270,991	270,991

		32,034,056

Total Short-Term Investments — 1.0% (Cost: $32,026,747)		32,034,056

Total Investments in Securities — 100.4% (Cost: $3,410,770,147)		3,209,323,741

Other Assets, Less Liabilities — (0.4)%		(13,276,430)

Net Assets — 100.0%		$3,196,047,311

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,886,063	9,867,475	31,753,538	$31,763,065	$368,329	(b)	$561		$743
BlackRock Cash Funds: Treasury, SL Agency Shares	240,418	30,573	270,991	270,991	16,753		—		—

				$32,034,056	$385,082		$561		$743

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	330	03/15/19	$11,935	$363,104
FTSE 100 Index	79	03/15/19	7,173	120,069

				$483,173

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$483,173

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,463,438)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$142,378

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,696,198

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares Core MSCI Europe ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,150,993,947	$390,676	$—	$3,151,384,623
Preferred Stocks	25,845,714	—	—	25,845,714
Rights	48,123	11,225	—	59,348
Money Market Funds	32,034,056	—	—	32,034,056

	$3,208,921,840	$401,901	$—	$3,209,323,741

Derivative financial instruments(a)
Assets
Futures Contracts	$483,173	$—	$—	$483,173

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
AGL Energy Ltd.	52,455	$819,263
ALS Ltd.	73,781	390,031
Altium Ltd.	17,358	315,782
Alumina Ltd.	460,620	816,142
Amcor Ltd./Australia	106,207	1,057,067
AMP Ltd.	258,882	426,606
Ansell Ltd.	21,549	367,986
APA Group	110,389	738,899
Aristocrat Leisure Ltd.	52,437	941,714
ASX Ltd.	19,264	894,893
Atlas Arteria Ltd.	188,584	914,415
Aurizon Holdings Ltd.	172,265	552,671
AusNet Services	255,843	307,804
Australia & New Zealand Banking Group Ltd.	220,674	4,027,438
Bank of Queensland Ltd.	59,172	438,787
Bendigo & Adelaide Bank Ltd.	57,567	452,490
BHP Group Ltd.	233,161	5,921,425
BHP Group PLC	166,713	3,706,654
BlueScope Steel Ltd.	60,207	546,554
Boral Ltd.	126,136	455,262
Brambles Ltd.	129,713	1,006,334
Caltex Australia Ltd.	24,425	478,007
Challenger Ltd./Australia	59,565	314,446
CIMIC Group Ltd.	10,094	329,803
Cleanaway Waste Management Ltd.	436,456	574,427
Coca-Cola Amatil Ltd.	62,751	384,341
Cochlear Ltd.	6,083	857,899
Coles Group Ltd.(a)	97,901	893,020
Commonwealth Bank of Australia	133,388	6,799,436
Computershare Ltd.	48,503	628,453
Crown Resorts Ltd.	66,311	577,790
CSL Ltd.	36,206	5,140,531
Dexus	86,800	726,572
Domino’s Pizza Enterprises Ltd.(b)	7,617	252,704
Downer EDI Ltd.	110,820	577,751
Fortescue Metals Group Ltd.	162,793	670,658
GDI Property Group	610,547	605,445
Goodman Group	156,220	1,328,165
GPT Group (The)	156,050	659,946
Healthscope Ltd.	202,372	348,241
Iluka Resources Ltd.	73,795	468,126
Incitec Pivot Ltd.	174,676	421,578
Insurance Australia Group Ltd.(a)	181,083	936,140
James Hardie Industries PLC	44,650	499,092
JB Hi-Fi Ltd.	18,888	308,084
LendLease Group	47,212	421,013
Macquarie Group Ltd.	26,452	2,246,605
Magellan Financial Group Ltd.	21,861	454,926
Medibank Pvt Ltd.	245,401	468,807
Metcash Ltd.	156,633	283,238
Mineral Resources Ltd.	27,286	314,748
Mirvac Group	305,167	534,030
National Australia Bank Ltd.	199,669	3,473,745
Newcrest Mining Ltd.	76,946	1,371,772
Oil Search Ltd.	132,821	756,371
Orica Ltd.	34,233	428,081
Origin Energy Ltd.(a)	154,403	806,094
Orora Ltd.	193,847	446,646

Security	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	115,868	$906,526
Ramsay Health Care Ltd.	15,130	625,737
REA Group Ltd.	6,831	377,148
Reliance Worldwide Corp. Ltd.	89,956	315,495
Rio Tinto Ltd.	29,731	1,887,101
Santos Ltd.	182,141	859,268
Scentre Group	393,748	1,139,792
Seek Ltd.	42,598	527,715
Sonic Healthcare Ltd.	46,920	787,554
South32 Ltd.	470,279	1,210,451
Spark Infrastructure Group	302,774	532,050
Star Entertainment Grp Ltd. (The)	103,431	334,850
Stockland	199,860	550,852
Suncorp Group Ltd.	93,947	889,149
Sydney Airport	91,240	436,421
Tabcorp Holdings Ltd.	243,603	825,948
Telstra Corp. Ltd.	314,056	712,171
Transurban Group	203,774	1,808,241
Treasury Wine Estates Ltd.	67,512	760,548
Vicinity Centres	312,065	593,885
Wesfarmers Ltd.	90,703	2,130,243
Westpac Banking Corp.	259,235	4,640,470
Whitehaven Coal Ltd.	114,399	412,899
Woodside Petroleum Ltd.	71,804	1,796,854
Woolworths Group Ltd.	102,007	2,184,494
WorleyParsons Ltd.	48,590	491,760

		89,622,570

Austria — 0.3%
ANDRITZ AG	10,450	517,045
Erste Group Bank AG	27,019	942,489
OMV AG	14,406	717,409
Raiffeisen Bank International AG	17,886	473,677
Verbund AG	8,361	428,077
voestalpine AG	15,506	496,051
Wienerberger AG	17,125	385,142

		3,959,890

Belgium — 1.0%
Ackermans & van Haaren NV	2,660	426,394
Ageas	15,891	739,941
Anheuser-Busch InBev SA/NV	58,509	4,471,937
Colruyt SA	6,431	462,974
D’ieteren SA/NV	11,581	439,853
Galapagos NV(a)	4,503	463,993
Groupe Bruxelles Lambert SA	6,813	643,074
KBC Group NV	19,777	1,345,248
Ontex Group NV	8,680	185,154
Proximus SADP	14,195	381,303
Sofina SA	3,547	704,925
Solvay SA	8,045	877,705
Telenet Group Holding NV	5,584	258,985
UCB SA	12,770	1,108,348
Umicore SA	18,777	793,958

		13,303,792

Canada — 9.1%
Agnico Eagle Mines Ltd.	27,094	1,179,032
Alimentation Couche-Tard Inc., Class B	36,774	1,998,727
AltaGas Ltd.	31,806	325,737
Aphria Inc.(a)(b)	28,271	245,620
ARC Resources Ltd.	46,543	336,676

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Atco Ltd./Canada, Class I, NVS	12,055	$381,394
Aurora Cannabis Inc.(a)(b)	61,641	436,504
B2Gold Corp.(a)	173,363	549,143
Bank of Montreal	43,921	3,216,570
Bank of Nova Scotia (The)	90,389	5,148,174
Barrick Gold Corp.	94,840	1,270,262
Barrick Gold Corp., New	61,978	820,524
Bausch Health Companies Inc.(a)	26,096	641,024
BCE Inc.	4,692	204,107
BlackBerry Ltd.(a)	41,509	334,398
Bombardier Inc., Class B(a)	205,801	311,843
Brookfield Asset Management Inc., Class A	68,709	2,958,050
CAE Inc.	25,916	550,959
Cameco Corp.	37,359	452,871
Canadian Imperial Bank of Commerce	30,285	2,569,140
Canadian National Railway Co.	56,130	4,686,404
Canadian Natural Resources Ltd.	97,487	2,618,112
Canadian Pacific Railway Ltd.	11,242	2,305,325
Canadian Tire Corp. Ltd., Class A, NVS	6,879	782,812
Canadian Utilities Ltd., Class A, NVS	16,391	421,601
Canopy Growth Corp.(a)(b)	17,106	839,084
CCL Industries Inc., Class B, NVS	16,063	677,599
Cenovus Energy Inc.	89,507	699,263
CGI Group Inc.(a)	18,878	1,248,711
CI Financial Corp.	30,055	404,837
Cineplex Inc.	9,249	200,291
Constellation Software Inc./Canada	1,891	1,411,979
Cott Corp.	22,455	340,082
DIRTT Environmental Solutions(a)	44,947	238,545
Dollarama Inc.	28,205	759,621
Empire Co. Ltd., Class A, NVS	16,985	382,043
Enbridge Inc.	160,507	5,867,617
Encana Corp.	88,275	606,290
Enerplus Corp.	48,826	422,715
Fairfax Financial Holdings Ltd.	2,609	1,234,770
Finning International Inc.	22,726	430,882
First Quantum Minerals Ltd.	76,301	883,681
Fortis Inc./Canada	32,998	1,177,405
Franco-Nevada Corp.	18,425	1,430,031
George Weston Ltd.	10,209	741,907
Gibson Energy Inc.	26,170	396,745
Gildan Activewear Inc.	19,927	674,753
Goldcorp Inc.	92,290	1,033,018
Great Canadian Gaming Corp.(a)	6,853	280,215
Great-West Lifeco Inc.	19,121	410,578
H&R Real Estate Investment Trust	50,007	844,937
HudBay Minerals Inc.	47,240	283,088
Husky Energy Inc.	36,741	436,147
Hydro One Ltd.(c)	21,560	338,019
IA Financial Corp Inc.(a)	16,707	620,931
IAMGOLD Corp.(a)	79,542	297,987
IGM Financial Inc.	14,347	369,026
Imperial Oil Ltd.	22,400	635,858
Intact Financial Corp.	9,623	761,018
Inter Pipeline Ltd.	46,427	746,622
Keyera Corp.	29,617	629,640
Kinross Gold Corp.(a)	117,597	393,094
Kirkland Lake Gold Ltd.	26,551	854,573
Linamar Corp.	8,617	334,234
Loblaw Companies Ltd.	14,705	712,464

Security	Shares	Value

Canada (continued)
Lundin Mining Corp.	79,293	$362,262
Magna International Inc.	25,791	1,365,648
Manulife Financial Corp.	155,880	2,505,617
Maple Leaf Foods Inc.	16,070	358,036
Methanex Corp.	7,517	409,820
Metro Inc.	21,705	789,498
National Bank of Canada	24,832	1,168,520
Northland Power Inc.	30,155	548,085
Nutrien Ltd.	50,830	2,634,583
Onex Corp.	8,649	489,186
Open Text Corp.	24,870	884,549
Pan American Silver Corp.	19,458	290,396
Parex Resources Inc.(a)	25,956	389,350
Parkland Fuel Corp.	19,238	550,641
Pembina Pipeline Corp.	48,387	1,725,028
Power Corp. of Canada	42,633	847,921
Power Financial Corp.	27,941	573,585
PrairieSky Royalty Ltd.	34,746	502,154
Quebecor Inc., Class B	23,137	544,908
Restaurant Brands International Inc.	19,811	1,242,392
RioCan REIT	52,791	1,002,117
Ritchie Bros Auctioneers Inc.	11,395	409,797
Rogers Communications Inc., Class B, NVS	25,527	1,381,603
Royal Bank of Canada	106,568	8,116,144
Saputo Inc.	22,464	658,885
Shaw Communications Inc., Class B, NVS	37,714	766,169
Shopify Inc., Class A(a)(b)	7,959	1,340,419
SNC-Lavalin Group Inc.	18,480	514,592
Stantec Inc.	17,252	410,380
Stars Group Inc. (The)(a)	20,489	371,152
Sun Life Financial Inc.	46,226	1,668,402
Suncor Energy Inc.	129,450	4,177,333
Teck Resources Ltd., Class B	46,059	1,122,278
TELUS Corp.	9,356	327,848
TFI International Inc.	14,557	428,740
Thomson Reuters Corp.	15,789	826,058
TMX Group Ltd.	11,596	698,956
Toromont Industries Ltd.	10,690	475,283
Toronto-Dominion Bank (The)	136,308	7,680,493
Tourmaline Oil Corp.	33,684	459,619
TransCanada Corp.	72,048	3,065,592
Vermilion Energy Inc.	19,925	488,529
Wajax Corp.	12,677	184,368
West Fraser Timber Co. Ltd.	7,685	458,010
Wheaton Precious Metals Corp.	38,324	807,743
Whitecap Resources Inc.	121,230	408,931
WSP Global Inc.	14,685	754,098
Yamana Gold Inc.	168,135	473,692

		123,454,719

Denmark — 1.6%
Ambu A/S, Series B	15,651	415,154
AP Moller - Maersk A/S, Class A	382	477,581
AP Moller - Maersk A/S, Class B, NVS	519	690,894
Carlsberg A/S, Class B	9,429	1,080,142
Chr Hansen Holding A/S	9,140	868,082
Coloplast A/S, Class B	10,385	949,938
Danske Bank A/S	58,024	1,074,535
DSV A/S	16,276	1,299,198
Genmab A/S(a)	5,294	770,640
GN Store Nord A/S	13,798	595,441

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
H Lundbeck A/S	6,810	$299,008
ISS A/S	15,762	446,318
Jyske Bank A/S, Registered	15,556	584,524
Novo Nordisk A/S, Class B	143,429	6,705,359
Novozymes A/S, Class B	19,853	830,196
Orsted A/S(c)	15,014	1,082,169
Pandora A/S	9,678	420,026
SimCorp A/S	9,238	730,448
Sydbank A/S	15,938	368,880
Vestas Wind Systems A/S	16,376	1,353,992
William Demant Holding A/S(a)	11,559	365,232

		21,407,757
Finland — 1.2%
Amer Sports OYJ	11,262	501,396
Elisa OYJ	14,661	614,872
Fortum OYJ	38,757	881,429
Huhtamaki OYJ	16,506	543,004
Kesko OYJ, Class B	7,300	420,662
Kone OYJ, Class B	24,004	1,167,564
Konecranes OYJ	10,607	367,321
Metso OYJ	12,542	368,418
Neste OYJ	10,586	973,453
Nokia OYJ	462,414	2,922,527
Nokian Renkaat OYJ	10,870	361,960
Nordea Bank Abp	235,158	2,135,780
Orion OYJ, Class B	10,603	375,090
Sampo OYJ, Class A	29,065	1,333,024
Stora Enso OYJ, Class R	55,928	750,521
UPM-Kymmene OYJ	49,325	1,429,664
Wartsila OYJ Abp	39,272	641,016

		15,787,701
France — 8.7%
ABC arbitrage	49,508	350,505
Accor SA, NVS	17,504	763,831
Aeroports de Paris, NVS	2,350	450,856
Air Liquide SA	31,134	3,785,031
Airbus SE	45,465	5,228,357
Alstom SA, NVS	13,679	552,184
Amundi SA(c)	6,578	378,906
Arkema SA, NVS	6,771	644,237
Atos SE	8,066	737,835
AXA SA, NVS	141,862	3,295,471
BioMerieux, NVS	4,124	291,969
BNP Paribas SA	85,028	3,996,764
Bollore SA, NVS	124,941	516,395
Bouygues SA, NVS	19,181	680,525
Bureau Veritas SA, NVS	21,917	487,884
Capgemini SE	13,382	1,481,467
Carrefour SA, NVS	47,853	949,100
Casino Guichard Perrachon SA, NVS(b)	5,595	276,123
Cie. de Saint-Gobain, NVS	38,750	1,339,246
Cie. Generale des Etablissements Michelin SCA, NVS	13,052	1,420,372
CNP Assurances, NVS	20,763	472,678
Covivio	4,830	494,917
Credit Agricole SA	90,657	1,035,978
Danone SA, NVS	46,714	3,403,724
Dassault Aviation SA, NVS	349	520,998
Dassault Systemes SE, NVS	11,167	1,403,727
Edenred, NVS	21,816	887,161

Security	Shares	Value

France (continued)
Eiffage SA, NVS	6,658	$625,846
Electricite de France SA, NVS	50,201	831,213
Elior Group SA(c)	14,014	197,788
Elis SA, NVS	27,965	453,409
Engie SA	128,436	2,061,023
EssilorLuxottica SA, NVS	23,296	2,957,784
Eurazeo SE, NVS	5,985	445,700
Eurofins Scientific SE, NVS	1,163	469,205
Eutelsat Communications SA	15,709	333,468
Gecina SA	4,124	606,653
Getlink SE, NVS	39,343	576,942
Hermes International, NVS	2,566	1,544,020
ICADE	4,730	399,459
Iliad SA, NVS	3,192	366,632
Imerys SA, NVS	8,403	443,533
Ingenico Group SA, NVS	5,609	306,420
Ipsen SA, NVS	4,968	627,058
JCDecaux SA	9,601	285,111
Kering SA, NVS	6,155	3,089,867
Klepierre SA	16,954	582,838
Lagardere SCA, NVS	16,314	427,366
Legrand SA	21,906	1,301,041
L’Oreal SA	18,508	4,461,893
LVMH Moet Hennessy Louis Vuitton SE, NVS	21,453	6,886,392
Natixis SA	105,019	538,894
Orange SA, NVS	145,135	2,259,881
Orpea, NVS	4,828	480,308
Pernod Ricard SA, NVS	16,042	2,669,071
Peugeot SA, NVS	49,033	1,237,221
Publicis Groupe SA, NVS	16,846	1,030,286
Remy Cointreau SA, NVS	2,932	341,479
Renault SA, NVS	15,305	1,086,192
Rexel SA	35,292	403,338
Rubis SCA	9,006	537,881
Safran SA, NVS	26,943	3,539,852
Sanofi, NVS	86,969	7,566,271
Schneider Electric SE, NVS	42,003	2,992,028
SCOR SE	13,379	563,715
SEB SA, NVS	3,027	465,426
SES SA	28,845	589,810
Societe BIC SA, NVS	2,661	267,322
Societe Generale SA, NVS	59,966	1,867,448
Sodexo SA, NVS	7,053	736,460
SOITEC, NVS(a)	3,977	306,433
SPIE SA, NVS	19,758	298,354
STMicroelectronics NV	63,845	1,015,735
Suez	30,669	393,613
Teleperformance, NVS	5,975	1,030,458
Thales SA, NVS	8,268	917,024
TOTAL SA, NVS	181,436	9,988,892
Ubisoft Entertainment SA, NVS(a)	8,818	784,161
Unibail-Rodamco-Westfield	9,265	1,670,787
Unibail-Rodamco-Westfield, New(a)	1,874	337,944
Valeo SA, NVS	21,798	682,080
Veolia Environnement SA, NVS	41,453	876,152
Vinci SA	34,495	3,043,008
Vivendi SA, NVS	80,967	2,066,219
Wendel SA, NVS	2,907	355,245

		119,065,890

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 7.1%
Aareal Bank AG	8,195	$265,174
adidas AG	14,852	3,539,607
AIXTRON SE(a)	15,972	159,519
Allianz SE, Registered	31,562	6,697,026
Amadeus Fire AG	5,516	551,918
Aroundtown SA	96,235	852,480
Aurubis AG	7,142	391,151
Axel Springer SE	7,507	459,982
BASF SE	66,991	4,905,766
Bayer AG, Registered	74,263	5,641,104
Bayerische Motoren Werke AG	23,001	1,938,792
Beiersdorf AG	7,934	794,767
Brenntag AG	12,538	593,452
CANCOM SE	6,827	265,247
Commerzbank AG(a)	92,758	666,390
Continental AG	8,965	1,415,990
Covestro AG(c)	17,200	950,887
Daimler AG, Registered	66,345	3,932,749
Delivery Hero SE(a)(c)	12,989	479,916
Deutsche Bank AG, Registered	158,282	1,406,833
Deutsche Boerse AG	15,294	2,040,082
Deutsche Lufthansa AG, Registered	19,921	504,255
Deutsche Post AG, Registered	74,700	2,208,005
Deutsche Telekom AG, Registered	251,869	4,101,009
Deutsche Wohnen SE	31,212	1,561,141
E.ON SE	166,498	1,849,345
Elmos Semiconductor AG	7,417	202,979
Evonik Industries AG	12,419	340,009
Evotec AG(a)	13,624	319,848
Fraport AG Frankfurt Airport Services Worldwide	4,894	387,141
Freenet AG	20,366	434,195
Fresenius Medical Care AG & Co. KGaA	17,834	1,317,038
Fresenius SE & Co. KGaA	33,357	1,733,879
GEA Group AG	16,310	449,532
Gerresheimer AG	4,982	337,851
Hannover Rueck SE	3,479	502,590
HeidelbergCement AG	16,377	1,134,272
Henkel AG & Co. KGaA	9,976	916,329
HOCHTIEF AG	2,993	448,178
HUGO BOSS AG	7,095	509,962
Infineon Technologies AG	94,597	2,107,407
Innogy SE(a)	7,995	343,102
Innogy SE, New(c)	2,082	98,904
K+S AG, Registered	20,510	399,611
KION Group AG	6,784	392,484
LANXESS AG	9,006	496,235
LEG Immobilien AG	7,652	899,979
Merck KGaA	10,421	1,095,074
METRO AG	15,755	266,923
MorphoSys AG(a)	3,689	399,166
MTU Aero Engines AG	4,747	1,025,115
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	9,787	2,184,252
Nemetschek SE	3,880	498,191
ProSiebenSat.1 Media SE	26,552	476,201
Puma SE	871	486,222
QIAGEN NV(a)	24,230	895,247
Rheinmetall AG	6,078	631,723
Rocket Internet SE(a)(c)	17,529	442,902
RTL Group SA	4,940	270,723

Security	Shares	Value

Germany (continued)
RWE AG	44,141	$1,096,057
SAP SE	75,601	7,829,037
Scout24 AG(c)	11,768	553,361
Siemens AG, Registered	56,990	6,263,356
Siemens Healthineers AG(a)(c)	12,281	485,111
Siltronic AG	3,198	318,076
Sixt SE	3,165	287,992
Stabilus SA	4,815	301,111
Symrise AG	10,363	863,288
Telefonica Deutschland Holding AG	88,504	310,755
thyssenkrupp AG	39,498	701,131
TUI AG	42,741	648,821
Uniper SE	17,085	495,398
United Internet AG, Registered(d)	12,444	493,906
Volkswagen AG	3,281	572,247
Vonovia SE	43,257	2,174,519
Wirecard AG	10,620	1,763,302
Zalando SE(a)(c)	12,008	367,199

		96,140,518
Hong Kong — 3.4%
AIA Group Ltd.	943,400	8,476,136
ASM Pacific Technology Ltd.	40,400	433,775
Bank of East Asia Ltd. (The)	144,800	486,253
BeiGene Ltd., ADR(a)(b)	3,201	414,465
BOC Hong Kong Holdings Ltd.	286,000	1,097,098
CK Asset Holdings Ltd.	218,500	1,830,881
CK Hutchison Holdings Ltd.	211,000	2,122,988
CK Infrastructure Holdings Ltd.	50,000	403,673
CLP Holdings Ltd.	119,000	1,377,796
Galaxy Entertainment Group Ltd.	213,000	1,465,839
Hang Lung Group Ltd.	233,000	682,962
Hang Lung Properties Ltd.	249,000	542,636
Hang Seng Bank Ltd.	60,100	1,375,605
Henderson Land Development Co. Ltd.	130,520	739,370
HK Electric Investments & HK Electric Investments Ltd.	190,000	193,470
HKT Trust & HKT Ltd.	403,000	593,712
Hong Kong & China Gas Co. Ltd.	660,630	1,432,949
Hong Kong Exchanges & Clearing Ltd.	99,300	3,087,820
Hongkong Land Holdings Ltd.	100,500	720,585
Hopewell Holdings Ltd.	185,500	854,604
Hysan Development Co. Ltd.	97,000	503,129
Jardine Matheson Holdings Ltd.	17,400	1,162,668
Jardine Strategic Holdings Ltd.	18,800	719,664
Kerry Properties Ltd.	74,000	305,555
Link REIT	172,500	1,890,604
Melco International Development Ltd.	133,000	308,825
Melco Resorts & Entertainment Ltd., ADR	28,472	614,426
Minth Group Ltd.	112,000	389,667
MTR Corp. Ltd.	116,000	647,508
New World Development Co. Ltd.	403,000	631,718
NWS Holdings Ltd.	292,000	668,347
PCCW Ltd.	871,000	518,380
Power Assets Holdings Ltd.	100,500	675,618
Sands China Ltd.	228,800	1,087,622
Shangri-La Asia Ltd.	256,000	332,124
Sino Land Co. Ltd.	348,000	623,559
Sun Hung Kai Properties Ltd.	105,500	1,764,003
Swire Pacific Ltd., Class A	47,000	555,253
Swire Properties Ltd.	131,000	509,195
Techtronic Industries Co. Ltd.	147,000	851,460

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
WH Group Ltd.(c)	806,000	$690,267
Wharf Real Estate Investment Co. Ltd.	109,000	743,179
Wheelock & Co. Ltd.	68,000	435,036
Wynn Macau Ltd.	185,600	450,358
Xinyi Glass Holdings Ltd.	250,000	302,675
Yue Yuen Industrial Holdings Ltd.	89,500	305,683

		46,019,140
Ireland — 0.5%
AIB Group PLC	73,107	327,158
Bank of Ireland Group PLC	106,177	637,185
CRH PLC	67,071	1,931,711
Glanbia PLC	22,520	431,537
Kerry Group PLC, Class A	13,408	1,373,112
Kingspan Group PLC	16,261	666,115
Paddy Power Betfair PLC	7,213	591,360
Smurfit Kappa Group PLC	21,057	608,395
UDG Healthcare PLC	41,497	316,606

		6,883,179
Israel — 0.7%
Azrieli Group Ltd.	10,464	557,005
Bank Hapoalim BM	114,615	775,719
Bank Leumi Le-Israel BM	162,008	1,069,723
Check Point Software Technologies Ltd.(a)(b)	8,480	949,082
CyberArk Software Ltd.(a)	6,947	609,669
Elbit Systems Ltd.	3,425	423,453
Israel Chemicals Ltd.	74,372	430,890
Israel Discount Bank Ltd., Class A	179,390	633,475
Mizrahi Tefahot Bank Ltd.	20,246	376,194
Nice Ltd.(a)	7,046	775,918
Orbotech Ltd.(a)	5,721	350,869
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	78,448	1,557,193
Wix.com Ltd.(a)	5,812	635,542

		9,144,732
Italy — 2.1%
A2A SpA	234,428	428,239
Ascopiave SpA	88,730	327,838
Assicurazioni Generali SpA	72,575	1,273,709
Atlantia SpA	40,170	951,360
Banca Farmafactoring SpA(c)	86,674	509,205
Banca Popolare di Sondrio SCPA	178,397	476,545
Banco BPM SpA(a)	171,811	333,489
BPER Banca	74,434	252,470
Brembo SpA	40,744	466,114
CNH Industrial NV	89,102	875,584
Davide Campari-Milano SpA, NVS	58,063	522,668
Enel SpA	590,356	3,567,208
Eni SpA	186,245	3,164,142
Ferrari NV	10,170	1,267,314
Fiat Chrysler Automobiles NV(a)	86,391	1,478,811
FinecoBank Banca Fineco SpA	55,393	603,064
Hera SpA	136,680	462,972
Intesa Sanpaolo SpA	1,203,021	2,753,634
Italgas SpA	80,367	486,722
Leonardo SpA	18,873	183,165
Mediaset SpA(a)(b)	87,450	287,989
Mediobanca Banca di Credito Finanziario SpA	71,261	621,113
Moncler SpA	20,589	777,257
Poste Italiane SpA(c)	58,856	507,453
Prysmian SpA	35,076	753,844

Security	Shares	Value

Italy (continued)
Recordati SpA	12,200	$442,925
Saipem SpA(a)(b)	67,344	320,764
Snam SpA	160,967	770,205
Telecom Italia SpA/Milano(a)	982,052	547,652
Tenaris SA	44,943	565,463
Terna Rete Elettrica Nazionale SpA	109,878	677,299
UniCredit SpA	162,584	1,881,986
Unione di Banche Italiane SpA	123,703	317,810

		28,856,013
Japan — 23.2%
Activia Properties Inc.	155	671,529
Advance Residence Investment Corp.	273	807,737
Advantest Corp.	17,800	404,479
Aeon Co. Ltd.	54,800	1,112,063
AEON Financial Service Co. Ltd.	35,100	679,552
AGC Inc./Japan	20,900	707,677
Air Water Inc.	43,500	724,667
Aisin Seiki Co. Ltd.	15,100	595,231
Ajinomoto Co. Inc.	42,000	725,921
Alfresa Holdings Corp.	27,200	749,043
Alps Alpine Co. Ltd.	20,500	430,796
Amada Holdings Co. Ltd.	49,200	493,673
ANA Holdings Inc.	9,000	331,453
Aozora Bank Ltd.	18,500	569,466
Asahi Group Holdings Ltd.	30,900	1,290,458
Asahi Intecc Co. Ltd.	10,700	464,063
Asahi Kasei Corp.	103,300	1,131,431
Asics Corp.	23,100	333,244
Astellas Pharma Inc.	155,800	2,304,145
Azbil Corp.	22,100	464,216
Bandai Namco Holdings Inc.	17,500	771,042
Bank of Kyoto Ltd. (The)	14,300	607,714
Benesse Holdings Inc.	13,600	355,027
Bridgestone Corp.	44,600	1,716,299
Brother Industries Ltd.	38,000	639,677
Calbee Inc.	15,700	503,473
Canon Inc.	73,700	2,108,810
Casio Computer Co. Ltd.	33,800	449,404
Central Japan Railway Co.	10,800	2,331,085
Chiba Bank Ltd. (The)	94,500	574,832
Chubu Electric Power Co. Inc.	53,400	843,713
Chugai Pharmaceutical Co. Ltd.	18,400	1,085,436
Chugoku Bank Ltd. (The)	68,000	625,453
Chugoku Electric Power Co. Inc. (The)	37,900	517,847
Coca-Cola Bottlers Japan Holdings Inc.	14,500	447,004
Concordia Financial Group Ltd.	138,700	570,960
Credit Saison Co. Ltd.	24,400	320,610
CyberAgent Inc.	13,300	427,731
Dai Nippon Printing Co. Ltd.	34,200	790,657
Daicel Corp.	40,500	424,240
Daifuku Co. Ltd.	10,100	504,861
Daiichi Jitsugyo Co. Ltd.	14,900	470,288
Dai-ichi Life Holdings Inc.	90,600	1,464,768
Daiichi Sankyo Co. Ltd.	46,600	1,612,995
Daikin Industries Ltd.	19,800	2,140,467
Daito Trust Construction Co. Ltd.	6,300	876,721
Daiwa House Industry Co. Ltd.	44,800	1,451,894
Daiwa House REIT Investment Corp.	379	892,215
Daiwa Securities Group Inc.	169,400	843,342
DeNA Co. Ltd.	15,700	276,982

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denka Co. Ltd.	14,300	$458,578
Denso Corp.	33,000	1,512,487
Dentsu Inc.	17,900	848,700
DIC Corp.	12,200	390,674
Disco Corp.	3,300	487,586
Don Quijote Holdings Co. Ltd.	11,300	657,254
East Japan Railway Co.	21,600	2,000,625
Ebara Corp.	14,500	398,907
Eisai Co. Ltd.	21,000	1,624,543
Electric Power Development Co. Ltd.	22,400	559,228
Ezaki Glico Co. Ltd.	7,200	357,916
FamilyMart UNY Holdings Co. Ltd.	5,600	654,525
FANUC Corp.	15,700	2,648,645
Fast Retailing Co. Ltd.	4,700	2,151,989
Fudo Tetra Corp.	21,320	324,218
Fuji Electric Co. Ltd.	13,800	424,791
FUJIFILM Holdings Corp.	31,000	1,328,816
Fujitsu Ltd.	16,200	1,084,267
Fukuoka Financial Group Inc.	21,100	465,507
GLP J-REIT	551	585,782
Hachijuni Bank Ltd. (The)	145,700	645,294
Hakuhodo DY Holdings Inc.	31,900	489,507
Hamamatsu Photonics KK	17,700	632,666
Hankyu Hanshin Holdings Inc.	21,900	780,777
Haseko Corp.	54,500	603,441
Hikari Tsushin Inc.	3,500	558,945
Hino Motors Ltd.	30,700	307,762
Hirose Electric Co. Ltd.	3,705	396,952
Hiroshima Bank Ltd. (The)	107,200	620,564
Hisamitsu Pharmaceutical Co. Inc.	7,600	387,577
Hitachi Chemical Co. Ltd.	16,800	276,012
Hitachi Construction Machinery Co. Ltd.	14,200	358,556
Hitachi High-Technologies Corp.	8,300	298,962
Hitachi Ltd.	75,500	2,367,743
Hitachi Metals Ltd.	31,300	350,590
Honda Motor Co. Ltd.	116,200	3,469,023
Hoshizaki Corp.	5,200	368,869
Hoya Corp.	30,100	1,741,889
Hulic Co. Ltd.	40,200	370,492
Idemitsu Kosan Co. Ltd.	13,000	458,100
IHI Corp.	14,900	470,288
Iida Group Holdings Co. Ltd.	22,900	416,842
Inpex Corp.	87,600	841,549
Isetan Mitsukoshi Holdings Ltd.	35,300	362,633
Isuzu Motors Ltd.	47,700	708,290
ITOCHU Corp.	111,900	2,047,678
J Front Retailing Co. Ltd.	31,700	362,935
Japan Airlines Co. Ltd.	7,800	284,105
Japan Exchange Group Inc.	50,400	884,999
Japan Hotel REIT Investment Corp.	902	692,061
Japan Post Bank Co. Ltd.	15,000	174,630
Japan Post Holdings Co. Ltd.	100,900	1,239,578
Japan Prime Realty Investment Corp.	151	615,350
Japan Real Estate Investment Corp.	130	762,106
Japan Retail Fund Investment Corp.	395	809,382
Japan Steel Works Ltd. (The)	13,300	245,151
Japan Tobacco Inc.	85,500	2,160,480
JFE Holdings Inc.	44,400	781,070
JGC Corp.	20,600	314,215
JSR Corp.	21,000	338,840

Security	Shares	Value

Japan (continued)
JTEKT Corp.	34,000	$440,191
JXTG Holdings Inc.	277,300	1,511,989
Kajima Corp.	50,500	717,385
Kamigumi Co. Ltd.	29,700	657,150
Kaneka Corp.	9,100	355,371
Kansai Electric Power Co. Inc. (The)	62,500	949,876
Kansai Paint Co. Ltd.	17,500	307,130
Kao Corp.	38,400	2,707,018
Kawasaki Heavy Industries Ltd.	21,800	547,854
KDDI Corp.	138,900	3,475,372
Keihan Holdings Co. Ltd.	18,000	741,799
Keikyu Corp.	29,000	493,237
Keio Corp.	12,200	700,634
Keisei Electric Railway Co. Ltd.	21,700	687,908
Kenedix Office Investment Corp.	117	803,078
Kewpie Corp.	15,200	344,280
Keyence Corp.	7,600	3,900,910
Kikkoman Corp.	14,700	779,371
Kintetsu Group Holdings Co. Ltd.	18,300	797,882
Kirin Holdings Co. Ltd.	65,200	1,551,668
Kobayashi Pharmaceutical Co. Ltd.	6,000	380,410
Kobe Steel Ltd.	39,300	314,169
Koito Manufacturing Co. Ltd.	10,600	636,019
Komatsu Ltd.	76,200	1,933,532
Konami Holdings Corp.	8,700	400,505
Konica Minolta Inc.	54,800	550,367
Kose Corp.	3,100	455,472
Kubota Corp.	80,300	1,264,671
Kuraray Co. Ltd.	32,200	494,406
Kurita Water Industries Ltd.	21,200	537,646
Kyocera Corp.	27,100	1,522,461
Kyowa Hakko Kirin Co. Ltd.	25,100	479,721
Kyushu Electric Power Co. Inc.	44,700	552,846
Kyushu Financial Group Inc.	158,300	644,371
Kyushu Railway Co.	14,600	497,712
Lawson Inc.	6,700	413,094
Lion Corp.	21,200	440,831
LIXIL Group Corp.	27,300	400,356
M3 Inc.	39,500	568,019
Mabuchi Motor Co. Ltd.	11,600	406,101
Makita Corp.	19,500	689,837
Marubeni Corp.	141,600	1,101,521
Marui Group Co. Ltd.	29,700	602,023
Matsumotokiyoshi Holdings Co. Ltd.	10,800	332,445
Mazda Motor Corp.	56,000	616,962
McDonald’s Holdings Co. Japan Ltd.	10,000	442,433
Mebuki Financial Group Inc.	320,100	897,092
Medipal Holdings Corp.	23,500	541,992
MEIJI Holdings Co. Ltd.	10,400	803,675
MINEBEA MITSUMI Inc.	41,800	684,440
MISUMI Group Inc.	31,800	724,653
Mitsubishi Chemical Holdings Corp.	108,900	933,700
Mitsubishi Corp.	104,400	3,051,515
Mitsubishi Electric Corp.	148,100	1,858,224
Mitsubishi Estate Co. Ltd.	89,400	1,580,909
Mitsubishi Gas Chemical Co. Inc.	19,900	313,595
Mitsubishi Heavy Industries Ltd.	23,100	892,119
Mitsubishi Materials Corp.	13,200	377,212
Mitsubishi Motors Corp.	62,200	384,642
Mitsubishi Tanabe Pharma Corp.	32,200	503,282

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc.	907,400	$4,865,925
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,400	395,428
Mitsui & Co. Ltd.	129,900	2,115,664
Mitsui Chemicals Inc.	18,900	473,064
Mitsui Fudosan Co. Ltd.	70,300	1,703,401
Mitsui OSK Lines Ltd.	17,600	438,585
Mizuho Financial Group Inc.	1,607,900	2,650,531
Morinaga & Co. Ltd./Japan	8,100	331,949
MS&AD Insurance Group Holdings Inc.	37,600	1,117,324
Murata Manufacturing Co. Ltd.	14,500	2,054,489
Nabtesco Corp.	17,100	450,480
Nagoya Railroad Co. Ltd.	24,900	658,936
Nankai Electric Railway Co. Ltd.	22,800	610,067
NEC Corp.	22,200	744,556
Nexon Co. Ltd.(a)	39,200	598,644
NGK Insulators Ltd.	45,300	695,130
NGK Spark Plug Co. Ltd.	17,900	384,547
NH Foods Ltd.	11,800	466,232
NHK Spring Co. Ltd.	35,400	328,205
Nichirei Corp.	14,500	391,179
Nidec Corp.	18,100	2,167,077
Nifco Inc./Japan	13,900	337,953
Nihon M&A Center Inc.	17,700	441,890
Nikon Corp.	32,200	551,510
Nintendo Co. Ltd.	9,200	2,859,836
Nippon Building Fund Inc.	145	937,977
Nippon Electric Glass Co. Ltd.	13,100	363,521
Nippon Express Co. Ltd.	7,200	455,169
Nippon Paint Holdings Co. Ltd.	14,800	495,011
Nippon Prologis REIT Inc.	277	604,498
Nippon Shinyaku Co. Ltd.	5,800	367,729
Nippon Steel & Sumitomo Metal Corp.	65,200	1,204,190
Nippon Telegraph & Telephone Corp.	51,900	2,227,556
Nippon Yusen KK	29,500	492,796
Nissan Chemical Corp.	12,700	674,501
Nissan Motor Co. Ltd.	145,600	1,239,935
Nisshin Seifun Group Inc.	31,700	638,194
Nissin Foods Holdings Co. Ltd.	9,500	603,188
Nitori Holdings Co. Ltd.	7,400	962,823
Nitto Denko Corp.	14,200	801,139
Nomura Holdings Inc.	289,500	1,175,504
Nomura Real Estate Holdings Inc.	17,900	347,539
Nomura Real Estate Master Fund Inc.	476	681,874
Nomura Research Institute Ltd.	11,400	465,092
NSK Ltd.	38,700	376,581
NTN Corp.	105,700	345,761
NTT Data Corp.	55,000	654,966
NTT DOCOMO Inc.	97,900	2,343,825
Obayashi Corp.	67,800	643,549
Obic Co. Ltd.	8,200	774,566
Odakyu Electric Railway Co. Ltd.	32,000	718,919
Oji Holdings Corp.	119,000	687,779
Olympus Corp.	22,400	920,040
Omron Corp.	17,800	727,832
Ono Pharmaceutical Co. Ltd.	34,200	744,933
Oracle Corp. Japan	6,000	436,644
Organo Corp.	10,100	236,932
Oriental Land Co. Ltd./Japan	14,800	1,513,590
ORIX Corp.	106,100	1,598,861
Orix JREIT Inc.	451	788,618

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	31,700	$625,378
OSJB Holdings Corp.	144,900	403,425
Otsuka Corp.	11,500	370,900
Otsuka Holdings Co. Ltd.	32,600	1,333,895
Panasonic Corp.	184,000	1,795,534
Park24 Co. Ltd.	17,200	409,810
PeptiDream Inc.(a)(b)	12,300	523,849
Persol Holdings Co. Ltd.	20,400	362,338
Pigeon Corp.	13,200	514,270
Pola Orbis Holdings Inc.	11,300	336,934
Proto Corp.	11,400	158,697
Rakuten Inc.(a)	78,000	586,989
Recruit Holdings Co. Ltd.	88,300	2,363,078
Renesas Electronics Corp.(a)	97,900	562,230
Resona Holdings Inc.	183,800	928,711
Ricoh Co. Ltd.	61,300	652,259
Rinnai Corp.	6,500	430,028
Rohm Co. Ltd.	9,500	666,912
Rohto Pharmaceutical Co. Ltd.	17,200	461,965
Roland DG Corp.	20,300	395,256
Ryohin Keikaku Co. Ltd.	2,800	661,215
Santen Pharmaceutical Co. Ltd.	44,400	611,556
SBI Holdings Inc./Japan	25,400	541,002
SCREEN Holdings Co. Ltd.	5,800	247,018
Secom Co. Ltd.	16,800	1,404,914
Sega Sammy Holdings Inc.	23,700	333,189
Seibu Holdings Inc.	28,300	490,693
Seiko Epson Corp.	31,800	504,920
Sekisui Chemical Co. Ltd.	43,600	677,857
Sekisui House Ltd.	53,600	800,823
Seven & i Holdings Co. Ltd.	58,600	2,551,736
Shimadzu Corp.	22,400	513,535
Shimamura Co. Ltd.	4,000	345,861
Shimano Inc.	7,400	1,034,898
Shin-Etsu Chemical Co. Ltd.	28,600	2,411,409
Shinsei Bank Ltd.	28,200	381,424
Shionogi & Co. Ltd.	24,000	1,474,446
Shiseido Co. Ltd.	31,100	1,850,340
Shizuoka Bank Ltd. (The)	60,000	502,803
Showa Denko KK	14,300	478,287
SMC Corp./Japan	4,800	1,575,889
Softbank Corp.(a)	132,700	1,637,564
SoftBank Group Corp.	66,000	5,170,596
Sohgo Security Services Co. Ltd.	8,600	374,566
Sojitz Corp.	155,000	595,332
Sompo Holdings Inc.	28,700	1,077,536
Sony Corp.	100,300	5,038,501
Sony Financial Holdings Inc.	22,900	434,096
Square Enix Holdings Co. Ltd.	10,600	350,639
Stanley Electric Co. Ltd.	17,100	495,732
Subaru Corp.	46,300	1,085,708
SUMCO Corp.	26,500	366,710
Sumitomo Chemical Co. Ltd.	144,800	753,072
Sumitomo Corp.	93,500	1,444,641
Sumitomo Dainippon Pharma Co. Ltd.	14,600	341,557
Sumitomo Electric Industries Ltd.	69,200	983,348
Sumitomo Heavy Industries Ltd.	15,900	536,915
Sumitomo Metal Mining Co. Ltd.	23,500	677,166
Sumitomo Mitsui Financial Group Inc.	99,700	3,705,656
Sumitomo Mitsui Trust Holdings Inc.	28,700	1,088,348

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	27,100	$1,034,148
Sumitomo Rubber Industries Ltd.	30,700	425,676
Sundrug Co. Ltd.	11,100	354,429
Suntory Beverage & Food Ltd.	11,700	517,647
Suzuken Co. Ltd./Aichi Japan	10,200	534,228
Suzuki Motor Corp.	27,400	1,428,536
Sysmex Corp.	14,300	794,561
T&D Holdings Inc.	52,200	645,845
Taiheiyo Cement Corp.	17,400	594,762
Taisei Corp.	18,800	882,735
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	475,485
Takashimaya Co. Ltd.	25,100	340,417
Takeda Pharmaceutical Co. Ltd.	119,154	4,805,356
TDK Corp.	12,600	992,208
Teijin Ltd.	30,800	531,493
Terumo Corp.	23,800	1,357,626
THK Co. Ltd.	20,800	492,526
TIS Inc.	9,600	430,470
Tobu Railway Co. Ltd.	28,700	809,602
Toho Co. Ltd./Tokyo	12,400	451,769
Toho Gas Co. Ltd.	7,900	337,908
Tohoku Electric Power Co. Inc.	43,200	584,309
Tokai Carbon Co. Ltd.(b)	20,400	278,548
Tokio Marine Holdings Inc.	50,900	2,484,433
Tokuyama Corp.	11,000	255,922
Tokyo Electric Power Co. Holdings Inc.(a)	133,100	818,193
Tokyo Electron Ltd.	12,800	1,838,905
Tokyo Gas Co. Ltd.	28,000	735,441
Tokyo Tatemono Co. Ltd.	30,400	369,281
Tokyu Corp.	47,500	811,817
Tokyu Fudosan Holdings Corp.	71,500	388,937
Topcon Corp.	21,700	291,513
Toppan Printing Co. Ltd.	34,700	567,865
Toray Industries Inc.	110,000	815,575
Toshiba Corp.	50,900	1,606,556
Tosoh Corp.	33,900	480,637
TOTO Ltd.	14,600	565,460
Toyo Seikan Group Holdings Ltd.	25,100	564,133
Toyo Suisan Kaisha Ltd.	13,800	495,167
Toyo Tire Corp.	17,100	240,088
Toyota Industries Corp.	15,400	759,882
Toyota Motor Corp.	171,900	10,543,347
Toyota Tsusho Corp.	21,100	670,826
Trend Micro Inc./Japan(a)	13,400	711,679
Tsuruha Holdings Inc.	5,100	470,495
Ube Industries Ltd.	18,000	405,881
Unicharm Corp.	33,200	1,023,181
United Urban Investment Corp.	535	853,896
USS Co. Ltd.	40,800	713,803
West Japan Railway Co.	13,400	977,512
Yahoo Japan Corp.	239,900	645,876
Yakult Honsha Co. Ltd.	11,600	770,633
Yamada Denki Co. Ltd.(b)	89,600	441,290
Yamaguchi Financial Group Inc.	79,000	803,574
Yamaha Corp.	14,000	612,331
Yamaha Motor Co. Ltd.	26,400	564,241
Yamato Holdings Co. Ltd.	25,600	681,342
Yamazaki Baking Co. Ltd.	16,100	315,106
Yaskawa Electric Corp.	23,600	663,567
Yokogawa Electric Corp.	24,600	457,054

Security	Shares	Value

Japan (continued)
Yokohama Rubber Co. Ltd. (The)	30,600	$647,821
ZOZO Inc.	19,400	390,923

		315,365,072

Netherlands — 3.1%
Aalberts Industries NV	20,524	720,402
ABN AMRO Group NV, CVA(c)	31,609	787,779
Aegon NV	146,526	753,564
AerCap Holdings NV(a)	11,264	532,337
Akzo Nobel NV	15,841	1,369,800
ArcelorMittal	58,960	1,366,265
Argenx SE(a)	2,615	277,554
ASM International NV	9,095	443,010
ASML Holding NV	32,140	5,650,605
ASR Nederland NV	14,367	607,652
Boskalis Westminster(b)	11,044	291,339
Euronext NV(c)	7,164	442,665
EXOR NV	10,299	659,421
Gemalto NV(a)	6,753	392,550
Heineken Holding NV	15,488	1,347,095
Heineken NV	16,873	1,517,509
IMCD NV	10,358	759,469
ING Groep NV	300,915	3,560,577
InterXion Holding NV(a)	10,511	631,080
Koninklijke Ahold Delhaize NV	98,261	2,595,494
Koninklijke DSM NV	13,464	1,260,351
Koninklijke KPN NV	273,336	842,749
Koninklijke Philips NV	73,903	2,913,727
Koninklijke Vopak NV	8,718	444,254
NN Group NV	26,501	1,122,684
NXP Semiconductors NV	27,585	2,400,722
Randstad NV	11,792	569,779
Rhi Magnesita NV	4,775	267,834
SBM Offshore NV	20,079	332,232
Signify NV(c)	14,192	352,887
Unilever NV, CVA	115,677	6,191,355
Wolters Kluwer NV	22,286	1,391,120

		42,795,861

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	67,849	595,310
Auckland International Airport Ltd.	125,952	642,098
Contact Energy Ltd.	113,664	476,178
Fisher & Paykel Healthcare Corp. Ltd.	54,242	472,536
Fletcher Building Ltd.(a)	76,651	265,826
Meridian Energy Ltd.	258,381	630,830
Ryman Healthcare Ltd.	84,935	617,386
Spark New Zealand Ltd.	182,264	512,626

		4,212,790

Norway — 0.8%
Aker BP ASA	18,202	606,769
Borr Drilling Ltd.(a)	120,743	309,616
DNB ASA	73,875	1,309,816
Equinor ASA	89,158	2,040,679
Gjensidige Forsikring ASA	19,482	336,052
Mowi ASA(a)	47,530	1,047,257
Norsk Hydro ASA	135,132	624,365
Orkla ASA	86,573	697,846
Salmar ASA	5,872	307,420
Schibsted ASA, Class B	8,405	266,912
SpareBank 1 SR-Bank ASA	39,218	424,607

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Storebrand ASA	74,937	$574,160
Subsea 7 SA	35,677	405,498
Telenor ASA	56,720	1,073,327
TGS NOPEC Geophysical Co. ASA	12,281	364,632
Tomra Systems ASA	17,826	462,395
Yara International ASA	14,889	615,286

		11,466,637
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	1,787,153	494,211
EDP - Energias de Portugal SA	236,310	864,980
Galp Energia SGPS SA	51,328	803,640
Jeronimo Martins SGPS SA	19,854	281,807

		2,444,638
Singapore — 1.2%
Ascendas REIT	195,600	398,575
CapitaLand Commercial Trust	343,742	480,597
CapitaLand Ltd.	218,600	541,359
CapitaLand Mall Trust	242,600	433,005
City Developments Ltd.	56,500	386,149
ComfortDelGro Corp. Ltd.	230,700	399,755
DBS Group Holdings Ltd.	138,800	2,469,115
Genting Singapore Ltd.	586,100	479,463
Hutchison Port Holdings Trust, Class U	849,400	212,350
Jardine Cycle & Carriage Ltd.	16,800	471,897
Keppel Corp. Ltd.	129,400	587,023
NetLink NBN Trust	1,093,900	638,613
Oversea-Chinese Banking Corp. Ltd.	250,400	2,143,386
SATS Ltd.	107,400	386,581
Sembcorp Industries Ltd.	159,800	307,799
Silverlake Axis Ltd.	1,033,500	372,772
Singapore Airlines Ltd.	40,600	291,370
Singapore Exchange Ltd.	60,000	340,907
Singapore Press Holdings Ltd.(b)	56,400	105,279
Singapore Technologies Engineering Ltd.	165,600	458,136
Singapore Telecommunications Ltd.	549,800	1,234,816
Suntec REIT	333,500	478,678
United Overseas Bank Ltd.	109,700	2,055,065
UOL Group Ltd.	74,700	368,875
Venture Corp. Ltd.	29,900	361,562
Wilmar International Ltd.	143,200	354,632
Yangzijiang Shipbuilding Holdings Ltd.	278,500	289,964

		17,047,723
Spain — 2.7%
Acciona SA(b)	5,026	479,244
Acerinox SA	25,080	273,506
ACS Actividades de Construccion y Servicios SA	27,122	1,123,473
Aena SME SA(c)	5,070	877,289
Amadeus IT Group SA	34,863	2,539,424
Banco Bilbao Vizcaya Argentaria SA	527,814	3,131,159
Banco de Sabadell SA	604,946	693,729
Banco Santander SA	1,270,026	6,021,525
Bankia SA	136,673	398,336
Bankinter SA	77,109	602,363
Bolsas y Mercados Espanoles SHMSF SA	13,009	393,779
CaixaBank SA	304,208	1,151,211
Cellnex Telecom SA(c)	26,050	735,021
Enagas SA	3,804	110,999
Endesa SA	17,267	432,320
Ferrovial SA	45,877	1,030,195

Security	Shares	Value

Spain (continued)
Grifols SA	24,304	$634,443
Iberdrola SA	443,910	3,667,423
Iberdrola SA, New	10,492	86,678
Industria de Diseno Textil SA	85,922	2,400,695
Inmobiliaria Colonial Socimi SA	58,487	599,300
International Consolidated Airlines Group SA	46,143	390,959
Mapfre SA	180,062	501,654
Mediaset Espana Comunicacion SA	42,950	303,090
Merlin Properties Socimi SA	57,686	775,106
Naturgy Energy Group SA	28,027	783,086
Prosegur Cia. de Seguridad SA	66,912	362,854
Red Electrica Corp. SA	32,874	758,197
Repsol SA	117,557	2,067,875
Siemens Gamesa Renewable Energy SA(a)	25,005	355,207
Telefonica SA	362,667	3,118,985
Viscofan SA	6,538	364,899

		37,164,024
Sweden — 2.6%
Alfa Laval AB	25,875	585,725
Arjo AB, Class B	54,203	192,614
Assa Abloy AB, Class B	75,489	1,403,855
Atlas Copco AB, Class A	51,939	1,351,973
Atlas Copco AB, Class B	30,120	719,438
BillerudKorsnas AB	19,121	241,251
Boliden AB	27,759	692,805
Castellum AB	51,467	975,041
Dometic Group AB(c)	37,949	270,757
Electrolux AB, Series B	21,892	517,099
Elekta AB, Class B	44,948	600,648
Epiroc AB, Class A(a)	53,418	511,906
Epiroc AB, Class B(a)	36,919	330,168
Essity AB, Class B	47,381	1,310,313
Fabege AB	33,373	486,324
Getinge AB, Class B	25,670	289,124
Hennes & Mauritz AB, Class B	69,008	1,072,428
Hexagon AB, Class B	22,151	1,081,199
Hexpol AB	45,363	401,371
Husqvarna AB, Class B	44,802	341,688
ICA Gruppen AB	9,528	334,898
Industrivarden AB, Class C	20,715	426,218
Intrum AB(b)	11,863	338,559
Investor AB, Class B	29,940	1,314,120
JMAB	17,808	359,221
Kindred Group PLC	33,570	344,410
Kinnevik AB, Class B	30,102	733,980
L E Lundbergforetagen AB, Class B	8,502	262,185
Loomis AB, Class B	9,240	330,698
Lundin Petroleum AB	23,003	736,065
Millicom International Cellular SA, SDR(a)	6,407	400,825
Modern Times Group MTG AB, Class B	8,755	294,761
NCC AB, Class B	15,969	241,373
Nibe Industrier AB, Class B	88,328	1,002,657
Saab AB, Class B	7,699	265,760
Sandvik AB	84,857	1,353,435
Securitas AB, Class B	28,987	465,375
Skandinaviska Enskilda Banken AB, Class A	109,990	1,152,511
Skanska AB, Class B	30,506	533,259
SKF AB, Class B	34,302	575,728
Svenska Cellulosa AB SCA, Class B	56,962	500,285
Svenska Handelsbanken AB, Class A	107,584	1,167,730

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Swedbank AB, Class A	62,508	$1,417,048
Swedish Match AB	15,445	690,883
Swedish Orphan Biovitrum AB(a)	19,407	458,187
Tele2 AB, Class B	44,292	552,717
Telefonaktiebolaget LM Ericsson, Class B	253,063	2,247,771
Telia Co. AB	206,408	898,433
Trelleborg AB, Class B	35,468	596,083
Volvo AB, Class B	123,227	1,771,331

		35,142,233
Switzerland — 7.3%
ABB Ltd., Registered	136,484	2,607,655
Adecco Group AG, Registered	13,554	679,408
Allreal Holding AG, Registered	4,467	725,814
Baloise Holding AG, Registered	4,730	732,790
Barry Callebaut AG,Registered	223	379,871
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	113	720,416
Chocoladefabriken Lindt & Spruengli AG, Registered	8	588,650
Cie. Financiere Richemont SA, Registered	43,249	2,982,660
Clariant AG, Registered	18,868	375,040
Coca-Cola HBC AG	17,995	605,518
Credit Suisse Group AG, Registered	213,315	2,583,388
dormakaba Holding AG	374	246,544
Dufry AG, Registered	6,697	670,173
EMS-Chemie Holding AG, Registered	948	473,952
Flughafen Zurich AG, Registered	2,021	357,510
Geberit AG, Registered	3,147	1,231,076
Georg Fischer AG, Registered	510	452,117
Givaudan SA, Registered	606	1,470,868
Gurit Holding AG, Bearer	225	209,329
Helvetia Holding AG, Registered	1,164	689,882
Idorsia Ltd.(a)(b)	15,823	273,366
Intershop Holdings AG	1,439	720,878
Julius Baer Group Ltd.	22,316	895,699
Kardex AG, Registered	3,005	396,790
Kuehne + Nagel International AG, Registered	3,491	472,927
LafargeHolcim Ltd., Registered	41,545	1,952,669
Logitech International SA, Registered	19,226	702,492
Lonza Group AG, Registered	6,418	1,694,259
Mobilezone Holding AG, Registered	37,609	405,621
Molecular Partners AG(a)(b)	11,494	202,283
Nestle SA, Registered	235,635	20,530,480
Novartis AG, Registered	165,364	14,417,887
OC Oerlikon Corp. AG, Registered	33,296	430,254
Pargesa Holding SA, Bearer	6,329	499,826
Partners Group Holding AG	1,591	1,094,504
PSP Swiss Property AG, Registered	7,292	751,177
Roche Holding AG,NVS	53,797	14,312,789
Schindler Holding AG, Participation Certificates, NVS	3,664	779,260
Schindler Holding AG, Registered	1,956	413,242
SGS SA, Registered	386	931,831
Sika AG, Registered	10,824	1,429,235
Sonova Holding AG, Registered	4,543	852,642
St Galler Kantonalbank AG, Class A, Registered	1,358	680,300
Straumann Holding AG, Registered	964	700,093
Sunrise Communications Group AG(c)	5,637	475,858
Swatch Group AG (The), Bearer	3,481	1,000,687
Swiss Life Holding AG, Registered	2,761	1,139,076
Swiss Prime Site AG, Registered	13,567	1,150,754
Swiss Re AG	18,899	1,813,131

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	1,444	$692,817
Temenos AG, Registered	6,275	846,913
UBS Group AG, Registered	297,669	3,855,505
Valiant Holding AG, Registered	3,516	379,917
VAT Group AG(c)	4,073	421,628
Vifor Pharma AG	4,738	603,174
Zurich Insurance Group AG	10,401	3,267,807

		99,970,432
United Kingdom — 15.3%
3i Group PLC	81,749	913,632
Admiral Group PLC	19,750	538,049
Aggreko PLC	32,039	292,154
Anglo American PLC	90,178	2,304,640
Antofagasta PLC	50,105	573,291
Ashtead Group PLC	44,722	1,134,528
ASOS PLC(a)(b)	8,122	352,575
Associated British Foods PLC	27,857	875,071
AstraZeneca PLC	99,207	7,219,363
Auto Trader Group PLC(c)	86,595	520,575
AVEVA Group PLC	14,784	529,364
Aviva PLC	306,729	1,670,839
B&M European Value Retail SA	100,792	429,847
Babcock International Group PLC	37,699	263,230
BAE Systems PLC	230,501	1,551,842
Balfour Beatty PLC	192,206	692,775
Barclays PLC	1,337,605	2,783,261
Barratt Developments PLC	106,150	752,074
BBA Aviation PLC	178,028	554,555
BCA Marketplace PLC	103,364	272,620
Beazley PLC	69,025	448,547
Bellway PLC	16,056	599,199
Berkeley Group Holdings PLC	13,841	683,314
boohoo Group PLC(a)	83,576	206,632
BP PLC	1,517,483	10,382,098
British American Tobacco PLC	180,597	6,383,408
British Land Co. PLC (The)	96,925	731,085
BT Group PLC	666,457	2,037,430
BTG PLC(a)	27,900	305,353
Bunzl PLC	26,671	842,025
Burberry Group PLC	37,274	883,313
Burford Capital Ltd.	18,417	444,801
Capita PLC(a)	168,897	257,946
Capital & Counties Properties PLC	108,018	354,378
Carnival PLC	14,351	813,265
Centamin PLC	186,120	288,167
Centrica PLC	439,154	787,963
Cineworld Group PLC	113,890	391,021
Close Brothers Group PLC	21,057	411,337
Cobham PLC(a)	262,085	371,823
Coca-Cola European Partners PLC(a)	18,166	864,338
Compass Group PLC	121,175	2,599,012
ConvaTec Group PLC(c)	143,864	270,243
Cranswick PLC	12,466	472,930
Croda International PLC	11,939	757,146
CYBG PLC	144,607	333,461
Daily Mail & General Trust PLC, Class A, NVS	40,019	319,017
DCC PLC	9,432	772,356
Dechra Pharmaceuticals PLC	11,844	368,627
Derwent London PLC	12,457	530,761
Diageo PLC	187,117	7,141,842

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	93,852	$415,682
Dixons Carphone PLC	129,965	235,843
Domino’s Pizza Group PLC	87,946	306,343
DS Smith PLC	150,487	667,515
easyJet PLC	16,291	270,875
Electrocomponents PLC	49,255	351,694
Experian PLC	72,072	1,812,712
Ferguson PLC	17,136	1,148,267
Fevertree Drinks PLC	13,863	468,850
Fresnillo PLC	15,825	209,211
G4S PLC	155,348	399,611
GlaxoSmithKline PLC	382,548	7,433,608
Glencore PLC	929,974	3,785,609
Great Portland Estates PLC	48,083	462,806
Greencore Group PLC	119,711	303,925
Greene King PLC	37,644	297,113
GVC Holdings PLC	56,096	495,879
Halma PLC	43,458	800,336
Hammerson PLC	75,929	371,457
Hargreaves Lansdown PLC	27,717	595,397
Hays PLC	196,548	389,633
Hikma Pharmaceuticals PLC	16,890	357,820
Hiscox Ltd.	34,757	648,325
HomeServe PLC	44,091	547,225
Howden Joinery Group PLC	59,075	392,747
HSBC Holdings PLC	1,514,756	12,730,633
IG Group Holdings PLC	40,562	338,819
IMI PLC	31,484	396,348
Imperial Brands PLC	72,691	2,414,440
Inchcape PLC	50,453	380,291
Informa PLC	115,089	1,024,028
Inmarsat PLC	45,339	220,374
InterContinental Hotels Group PLC	17,314	988,579
Intermediate Capital Group PLC	40,882	546,387
Intertek Group PLC	13,173	850,479
Investec PLC	66,122	425,507
ITV PLC	314,042	534,147
IWG PLC	77,680	228,790
J Sainsbury PLC	182,306	683,951
John Wood Group PLC	72,435	515,680
Johnson Matthey PLC	16,731	669,728
Jupiter Fund Management PLC	93,343	402,008
Just Eat PLC(a)	58,515	535,890
Kainos Group PLC	64,395	356,622
Kingfisher PLC	192,849	564,953
Land Securities Group PLC	75,514	859,446
Legal & General Group PLC	416,281	1,420,466
Lloyds Banking Group PLC	5,292,773	4,031,218
London Stock Exchange Group PLC	25,889	1,559,410
Man Group PLC	236,093	443,026
Marks & Spencer Group PLC	142,290	540,563
Meggitt PLC	85,773	581,978
Melrose Industries PLC	465,388	1,032,466
Merlin Entertainments PLC(c)	79,719	354,553
Metro Bank PLC(a)	14,208	203,159
Micro Focus International PLC	37,396	713,784
Mondi PLC	39,952	966,747
Moneysupermarket.com Group PLC	62,269	248,193
National Grid PLC	245,121	2,660,812
Next PLC	12,410	791,260

Security	Shares	Value

United Kingdom (continued)
NMC Health PLC	11,656	$394,975
Ocado Group PLC(a)	50,336	656,318
Pearson PLC	63,488	756,649
Pennon Group PLC	45,647	458,034
Persimmon PLC	30,901	965,407
Phoenix Group Holdings PLC	87,743	732,696
Plus500 Ltd.	10,909	220,276
Provident Financial PLC(a)	24,925	172,332
Prudential PLC	197,312	3,855,676
Quilter PLC(c)	291,678	471,169
Reckitt Benckiser Group PLC	52,871	4,077,668
RELX PLC	151,162	3,353,539
Rentokil Initial PLC	162,090	718,556
Rightmove PLC	126,566	785,839
Rio Tinto PLC	89,951	4,954,904
Rolls-Royce Holdings PLC	137,769	1,602,783
Rotork PLC	117,669	425,357
Royal Bank of Scotland Group PLC	388,235	1,230,285
Royal Dutch Shell PLC, Class A	362,570	11,265,389
Royal Dutch Shell PLC, Class B	283,168	8,822,506
Royal Mail PLC	77,166	272,143
RPC Group PLC	41,629	435,349
RSA Insurance Group PLC	84,770	571,827
Sage Group PLC (The)	100,207	825,176
Schroders PLC	14,462	496,718
Segro PLC	104,255	887,310
Severn Trent PLC	22,088	580,677
Shaftesbury PLC	35,568	412,670
Sirius Minerals PLC(a)(b)	860,172	222,795
Smith & Nephew PLC	67,715	1,278,236
Smiths Group PLC	32,080	609,574
Sophos Group PLC(c)	44,956	199,411
Spectris PLC	14,166	484,688
Spirax-Sarco Engineering PLC	9,659	813,815
SSE PLC	76,592	1,178,810
SSP Group PLC	60,168	527,601
St. James’s Place PLC	67,145	828,497
Standard Chartered PLC	230,732	1,863,288
Standard Life Aberdeen PLC	188,688	624,620
Stock Spirits Group PLC	62,365	190,328
Tate & Lyle PLC	56,168	508,189
Taylor Wimpey PLC	371,922	807,988
Tesco PLC	806,523	2,366,959
Travis Perkins PLC	21,769	350,505
Tullow Oil PLC(a)	193,318	520,552
Unilever PLC	88,654	4,646,721
United Utilities Group PLC	61,686	674,151
Vodafone Group PLC	2,088,558	3,807,339
Weir Group PLC (The)	32,549	644,390
WH Smith PLC	21,004	539,885
Whitbread PLC	14,930	959,791
William Hill PLC	89,044	206,388
Wm Morrison Supermarkets PLC	236,453	728,616
WPP PLC	99,851	1,142,474

		207,788,180

Total Common Stocks — 99.0% (Cost: $1,407,723,558)		1,347,043,491

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,239	$239,534
Fuchs Petrolub SE, Preference Shares, NVS	11,411	535,788
Henkel AG & Co. KGaA, Preference Shares, NVS	14,896	1,450,804
Porsche Automobil Holding SE, Preference Shares, NVS	16,314	1,063,267
Sartorius AG, Preference Shares, NVS	4,693	704,894
Volkswagen AG, Preference Shares, NVS	14,817	2,526,801

		6,521,088

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	514,329	252,060

Total Preferred Stocks — 0.5% (Cost: $7,386,358)		6,773,148

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(a)	28,838	15,867

Total Rights — 0.0% (Cost: $14,749)		15,867

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	6,311,644	6,313,538

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	419,466	$419,466

		6,733,004

Total Short-Term Investments — 0.5% (Cost: $6,731,294)		6,733,004

Total Investments in Securities — 100.0% (Cost: $1,421,855,959)		1,360,565,510

Other Assets, Less Liabilities — 0.0%		596,960

Net Assets — 100.0%		$1,361,162,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	7,125,007	(813,363)	6,311,644	$6,313,538	$137,969	(b)	$329		$(316)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,616,933	(1,197,467)	419,466	419,466	39,960		—		—

				$6,733,004	$177,929		$329		$(316)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	7	03/21/19	$741	$13,506
Euro STOXX 50 Index	67	03/15/19	2,423	104,495
FTSE 100 Index	18	03/15/19	1,634	38,931
TOPIX Index	11	03/07/19	1,585	57,092

				$214,024

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI International Developed Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$214,024

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(665,475)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$216,275

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,889,418

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,346,956,813	$86,678	$—	$1,347,043,491
Preferred Stocks	6,773,148	—	—	6,773,148
Rights	15,867	—	—	15,867
Money Market Funds	6,733,004	—	—	6,733,004

	$1,360,478,832	$86,678	$—	$1,360,565,510

Derivative financial instruments(a)
Assets
Futures Contracts	$214,024	$—	$—	$214,024

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.4%
Abacus Property Group	94,633	$253,926
Accent Group Ltd.	138,908	132,177
Adelaide Brighton Ltd.	87,944	286,636
Afterpay Touch Group Ltd.(a)	29,050	337,003
AGL Energy Ltd.	101,799	1,589,937
ALS Ltd.	87,801	464,146
Altium Ltd.	34,278	623,595
Altura Mining Ltd.(a)(b)	927,675	98,080
Alumina Ltd.	475,722	842,901
Amcor Ltd./Australia	182,207	1,813,487
AMP Ltd.	492,066	810,865
Ansell Ltd.	26,320	449,459
APA Group	180,125	1,205,684
Appen Ltd.	23,100	268,820
ARB Corp. Ltd.	14,315	163,456
Aristocrat Leisure Ltd.	91,408	1,641,593
ASX Ltd.	31,104	1,444,910
Atlas Arteria Ltd.	209,752	1,017,055
Aurizon Holdings Ltd.	336,664	1,080,106
Ausdrill Ltd.	172,025	158,044
AusNet Services	259,705	312,450
Australia & New Zealand Banking Group Ltd.	459,822	8,392,038
Australian Agricultural Co. Ltd.(a)	187,822	146,537
Australian Pharmaceutical Industries Ltd.	107,237	98,522
Bank of Queensland Ltd.	71,806	532,474
Bapcor Ltd.	140,211	630,789
Beach Energy Ltd.	467,043	612,980
Bellamy’s Australia Ltd.(a)	25,145	159,510
Bendigo & Adelaide Bank Ltd.	74,837	588,237
BHP Group Ltd.	473,725	12,030,859
Blackmores Ltd.(b)	2,906	273,361
BlueScope Steel Ltd.	100,373	911,178
Boral Ltd.	196,901	710,673
Brambles Ltd.	256,377	1,989,013
Breville Group Ltd.	23,865	191,065
Brickworks Ltd.	22,240	267,082
BWP Trust	121,399	322,206
Caltex Australia Ltd.	44,332	867,594
carsales.com Ltd.	43,497	399,937
Cedar Woods Properties Ltd.	52,015	186,220
Challenger Ltd./Australia	90,300	476,698
Charter Hall Group	108,079	648,572
Charter Hall Retail REIT	86,848	288,130
CIMIC Group Ltd.	19,890	649,870
Cleanaway Waste Management Ltd.	427,228	562,281
Coca-Cola Amatil Ltd.	88,871	544,322
Cochlear Ltd.	9,278	1,308,497
Coles Group Ltd.(a)	178,018	1,623,821
Commonwealth Bank of Australia	272,043	13,867,357
Computershare Ltd.	75,870	983,047
Corporate Travel Management Ltd.	16,008	273,714
Costa Group Holdings Ltd.	75,213	303,274
Credit Corp. Group Ltd.	13,251	212,370
Cromwell Property Group	430,448	332,693
Crown Resorts Ltd.	59,244	516,213
CSL Ltd.	72,510	10,294,976
CSR Ltd.	103,130	219,576
Dexus	150,756	1,261,924

Security	Shares	Value

Australia (continued)
Domino’s Pizza Enterprises Ltd.(b)	11,842	$392,874
Downer EDI Ltd.	102,984	536,899
DuluxGroup Ltd.	96,299	480,982
Eclipx Group Ltd.	84,037	136,645
Evolution Mining Ltd.	251,653	735,806
Flight Centre Travel Group Ltd.	8,953	280,903
Fortescue Metals Group Ltd.	255,600	1,052,995
Galaxy Resources Ltd.(a)(b)	88,555	129,140
GDI Property Group	864,312	857,090
Genworth Mortgage Insurance Australia Ltd.	60,263	97,548
Goodman Group	274,617	2,334,763
GPT Group (The)	266,561	1,127,305
GrainCorp Ltd., Class A	41,596	288,132
Greencross Ltd.	37,840	151,751
Growthpoint Properties Australia Ltd.	31,166	86,808
GUD Holdings Ltd.	17,020	139,490
GWA Group Ltd.	62,693	127,995
Harvey Norman Holdings Ltd.	112,415	276,230
Healthscope Ltd.	268,540	462,102
Iluka Resources Ltd.	75,642	479,843
Incitec Pivot Ltd.	274,788	663,197
Independence Group NL(b)	94,677	302,368
Insurance Australia Group Ltd.(a)	373,534	1,931,049
InvoCare Ltd.	24,036	213,815
IPH Ltd.	45,553	181,686
IRESS Ltd.	36,927	316,373
James Hardie Industries PLC	76,497	855,073
JB Hi-Fi Ltd.	22,944	374,242
LendLease Group	93,383	832,743
Link Administration Holdings Ltd.	96,425	502,001
Lynas Corp. Ltd.(a)	133,875	163,505
Macquarie Group Ltd.	45,864	3,895,293
Magellan Financial Group Ltd.	22,171	461,377
Mayne Pharma Group Ltd.(a)	373,453	219,204
McMillan Shakespeare Ltd.	16,596	185,750
Medibank Pvt Ltd.	459,756	878,305
Mesoblast Ltd.(a)(b)	119,700	102,553
Metcash Ltd.	191,873	346,962
Mineral Resources Ltd.	33,107	381,894
Mirvac Group	573,392	1,003,413
Monadelphous Group Ltd.	23,942	257,844
MYOB Group Ltd.	83,933	207,467
National Australia Bank Ltd.	417,823	7,269,083
Navitas Ltd.	59,150	242,818
Newcrest Mining Ltd.	121,172	2,160,220
NEXTDC Ltd.(a)	120,195	600,335
Northern Star Resources Ltd.	93,050	595,022
NRW Holdings Ltd.	99,925	140,256
Nufarm Ltd./Australia	63,467	288,768
OFX Group Ltd.	92,088	116,834
Oil Search Ltd.	223,834	1,274,659
Orica Ltd.	61,471	768,690
Origin Energy Ltd.(a)	274,884	1,435,091
Orora Ltd.	230,928	532,084
OZ Minerals Ltd.	45,259	322,086
Pact Group Holdings Ltd.	75,271	208,010
Pendal Group Ltd.	40,861	223,453
Pilbara Minerals Ltd.(a)(b)	394,221	186,840
Platinum Asset Management Ltd.	48,676	160,069
Premier Investments Ltd.	29,299	295,242

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	208,213	$1,629,012
Qube Holdings Ltd.	170,753	334,917
Quintis Ltd.(a)(b)(c)	56,238	—
Ramsay Health Care Ltd.	21,471	887,984
REA Group Ltd.	10,972	605,778
Regis Resources Ltd.	105,229	398,984
Reliance Worldwide Corp. Ltd.	129,850	455,411
Rio Tinto Ltd.	60,786	3,858,240
Sandfire Resources NL	42,280	215,491
Santos Ltd.	321,252	1,515,539
Saracen Mineral Holdings Ltd.(a)	196,429	482,672
Scentre Group	773,216	2,238,248
Seek Ltd.	53,202	659,080
Select Harvests Ltd.	44,679	195,792
SG Fleet Group Ltd.	53,313	110,400
Shopping Centres Australasia Property Group	164,814	299,234
Sims Metal Management Ltd.	33,156	250,702
Sonic Healthcare Ltd.	59,220	994,010
South32 Ltd.	832,971	2,143,984
Southern Cross Media Group Ltd.	195,333	149,548
Spark Infrastructure Group	271,675	477,401
St. Barbara Ltd.	103,872	379,449
Star Entertainment Grp Ltd. (The)	132,663	429,487
Steadfast Group Ltd.	180,544	347,539
Stockland	364,548	1,004,762
Suncorp Group Ltd.	192,819	1,824,910
Super Retail Group Ltd.	32,221	171,271
Sydney Airport	169,414	810,345
Tabcorp Holdings Ltd.	335,069	1,136,067
Tassal Group Ltd.	78,815	250,560
Technology One Ltd.	70,244	356,992
Telstra Corp. Ltd.	551,877	1,251,467
TPG Telecom Ltd.	68,497	349,113
Transurban Group	398,418	3,535,464
Treasury Wine Estates Ltd.	121,163	1,364,946
Vicinity Centres	426,914	812,452
Vocus Group Ltd.(a)	106,575	261,880
Wesfarmers Ltd.	169,443	3,979,525
Western Areas Ltd.	82,194	140,840
Westpac Banking Corp.	529,666	9,481,356
Whitehaven Coal Ltd.	135,044	487,413
WiseTech Global Ltd.(b)	20,650	306,258
Woodside Petroleum Ltd.	145,301	3,636,074
Woolworths Group Ltd.	196,743	4,213,278
WorleyParsons Ltd.	61,024	617,600

		174,994,390
Hong Kong — 9.7%
AIA Group Ltd.	1,960,000	17,609,951
ASM Pacific Technology Ltd.	52,500	563,692
Bank of East Asia Ltd. (The)	210,000	705,201
BeiGene Ltd., ADR(a)	5,600	725,088
BOC Hong Kong Holdings Ltd.	612,500	2,349,555
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	106,562
Champion REIT	350,000	265,398
CITIC Telecom International Holdings Ltd.	350,000	127,124
CK Asset Holdings Ltd.	437,572	3,666,555
CK Hutchison Holdings Ltd.	437,572	4,402,655
CK Infrastructure Holdings Ltd.	90,500	730,648
CLP Holdings Ltd.	262,500	3,039,255
Dah Sing Banking Group Ltd.	210,000	409,472

Security	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group Ltd.	350,000	$2,408,656
Giordano International Ltd.	356,000	178,755
Global Brands Group Holding Ltd.(a)(b)	1,750,065	88,098
Haitong International Securities Group Ltd.	1,050,000	366,651
Hang Lung Properties Ltd.	351,000	764,920
Hang Seng Bank Ltd.	122,500	2,803,854
Henderson Land Development Co. Ltd.	350,064	1,983,043
HKBN Ltd.	262,500	404,788
HKT Trust & HKT Ltd.	525,720	774,507
Hong Kong & China Gas Co. Ltd.	1,575,716	3,417,830
Hong Kong Exchanges & Clearing Ltd.	171,600	5,336,052
Hongkong Land Holdings Ltd.	192,500	1,380,225
Hopewell Holdings Ltd.	89,000	410,026
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	26,816
Hutchison Telecommunications Hong Kong Holdings Ltd.	356,000	140,645
Hysan Development Co. Ltd.	175,000	907,706
Jardine Matheson Holdings Ltd.	35,000	2,338,700
Jardine Strategic Holdings Ltd.	35,500	1,358,940
Kerry Logistics Network Ltd.	175,500	275,103
Kerry Properties Ltd.	89,000	367,492
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	175,500	70,677
Link REIT	350,000	3,836,007
Macau Legend Development Ltd.	1,370,000	237,450
Man Wah Holdings Ltd.	700,000	329,183
Melco International Development Ltd.	162,000	376,163
Melco Resorts & Entertainment Ltd., ADR	48,225	1,040,696
MGM China Holdings Ltd.	210,000	403,584
MTR Corp. Ltd.	262,500	1,465,266
New World Development Co. Ltd.	875,000	1,371,596
NWS Holdings Ltd.	351,000	803,390
Pacific Basin Shipping Ltd.	1,168,000	230,721
Pacific Textiles Holdings Ltd.	178,000	155,163
PCCW Ltd.	700,000	416,608
Power Assets Holdings Ltd.	262,500	1,764,675
Sands China Ltd.	420,000	1,996,508
Shangri-La Asia Ltd.	350,000	454,076
Shun Tak Holdings Ltd.	702,000	278,234
Sino Land Co. Ltd.	350,000	627,143
SITC International Holdings Co. Ltd.	351,000	322,072
SJM Holdings Ltd.	350,000	366,651
SmarTone Telecommunications Holdings Ltd.	89,000	105,597
Sun Hung Kai & Co. Ltd.	353,000	166,902
Sun Hung Kai Properties Ltd.	262,500	4,389,106
SUNeVision Holdings Ltd.	525,000	334,536
Sunlight REIT	351,000	244,238
Swire Pacific Ltd., Class A	87,500	1,033,715
Swire Properties Ltd.	210,000	816,267
Techtronic Industries Co. Ltd.	262,500	1,520,464
Television Broadcasts Ltd.	47,100	87,877
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	805
Value Partners Group Ltd.	372,000	274,969
VTech Holdings Ltd.	35,100	334,820
WH Group Ltd.(d)	1,542,500	1,321,014
Wharf Real Estate Investment Co. Ltd.	175,000	1,193,177
Wheelock & Co. Ltd.	175,000	1,119,579
Wynn Macau Ltd.	350,000	849,274
Xinyi Glass Holdings Ltd.	356,000	431,009
Yue Yuen Industrial Holdings Ltd.	175,000	597,703

		91,800,878

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 66.9%
Acom Co. Ltd.	70,000	$245,061
ADEKA Corp.	17,800	280,338
Advance Residence Investment Corp.	178	526,656
Advantest Corp.	35,100	797,595
Aeon Co. Ltd.	105,000	2,130,777
AEON Financial Service Co. Ltd.	17,800	344,616
Aeon Mall Co. Ltd.	35,100	582,474
AEON REIT Investment Corp.	351	410,892
AGC Inc./Japan	35,000	1,185,105
Aica Kogyo Co. Ltd.	17,500	613,457
Aida Engineering Ltd.	52,500	378,687
Aiful Corp.(a)(b)	157,500	402,325
Aisin Seiki Co. Ltd.	35,000	1,379,675
Ajinomoto Co. Inc.	87,500	1,512,336
Alfresa Holdings Corp.	35,100	966,597
Alps Alpine Co. Ltd.	46,524	977,675
Amada Holdings Co. Ltd.	70,000	702,380
Amano Corp.	35,100	729,866
ANA Holdings Inc.	17,500	644,491
Anritsu Corp.	35,100	621,821
AOKI Holdings Inc.	17,800	209,354
Aozora Bank Ltd.	17,500	538,684
Asahi Group Holdings Ltd.	70,000	2,923,367
Asahi Intecc Co. Ltd.	17,500	758,982
Asahi Kasei Corp.	192,500	2,108,426
Astellas Pharma Inc.	315,000	4,658,573
Autobacs Seven Co. Ltd.	17,800	297,839
Azbil Corp.	35,000	735,183
Bandai Namco Holdings Inc.	35,000	1,542,084
Bank of Saga Ltd. (The)	17,800	282,792
Bank of the Ryukyus Ltd.	17,800	185,802
Benesse Holdings Inc.	17,500	456,836
Bic Camera Inc.	35,100	411,537
Bridgestone Corp.	105,000	4,040,614
Brother Industries Ltd.	52,500	883,764
Calbee Inc.	17,500	561,196
Canon Inc.	157,500	4,506,616
Canon Marketing Japan Inc.	17,800	344,453
Capcom Co. Ltd.	17,500	374,667
Casio Computer Co. Ltd.	35,100	466,688
Cawachi Ltd.	17,800	348,869
Central Japan Railway Co.	26,600	5,741,376
Chiba Bank Ltd. (The)	175,000	1,064,504
Chubu Electric Power Co. Inc.	105,000	1,658,987
Chugai Pharmaceutical Co. Ltd.	35,000	2,064,688
Chugoku Bank Ltd. (The)	70,000	643,848
Chugoku Electric Power Co. Inc. (The)	52,500	717,334
Citizen Watch Co. Ltd.	52,500	279,794
CKD Corp.	52,500	493,017
Coca-Cola Bottlers Japan Holdings Inc.	35,025	1,079,747
Colowide Co. Ltd.(b)	18,200	394,838
COMSYS Holdings Corp.	17,800	463,686
Concordia Financial Group Ltd.	210,000	864,468
Corona Corp.	35,100	328,649
Cosmo Energy Holdings Co. Ltd.	17,500	394,928
CyberAgent Inc.	17,500	562,804
Dai Nippon Printing Co. Ltd.	52,500	1,213,728
Daibiru Corp.	17,800	177,297
Daifuku Co. Ltd.	17,500	874,759
Dai-ichi Life Holdings Inc.	175,000	2,829,298

Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	88,100	$3,049,460
Daikin Industries Ltd.	35,100	3,794,464
Daikyonishikawa Corp.	17,800	183,348
Daio Paper Corp.	35,300	453,454
Daiseki Co. Ltd.	17,800	419,526
Daito Trust Construction Co. Ltd.	17,500	2,435,335
Daiwa House Industry Co. Ltd.	105,000	3,402,876
Daiwa House REIT Investment Corp.	353	831,008
Daiwa Securities Group Inc.	332,500	1,655,320
DCM Holdings Co. Ltd.	35,100	357,676
DeNA Co. Ltd.	17,800	314,031
Denso Corp.	70,000	3,208,307
Dentsu Inc.	35,000	1,659,469
DIC Corp.	17,500	560,392
Disco Corp.	4,200	620,564
DMG Mori Co. Ltd.	35,300	477,132
Don Quijote Holdings Co. Ltd.	17,500	1,017,872
Duskin Co. Ltd.	17,800	428,194
East Japan Railway Co.	52,500	4,862,630
EDION Corp.	35,100	355,419
Eighteenth Bank Ltd. (The)	17,800	433,592
Eiken Chemical Co. Ltd.(b)	17,500	395,732
Eisai Co. Ltd.	35,000	2,707,571
Electric Power Development Co. Ltd.	17,800	444,387
EPS Holdings Inc.	17,800	270,198
FamilyMart UNY Holdings Co. Ltd.	14,600	1,706,441
Fancl Corp.	35,600	770,030
FANUC Corp.	35,000	5,904,622
Fast Retailing Co. Ltd.	7,800	3,571,387
FCC Co. Ltd.	17,800	450,765
Financial Products Group Co. Ltd.	35,300	386,312
Fudo Tetra Corp.	17,510	266,278
Fuji Corp./Aichi	35,100	457,013
Fuji Electric Co. Ltd.	35,000	1,077,368
Fuji Oil Holdings Inc.	17,800	561,821
FUJIFILM Holdings Corp.	70,000	3,000,551
Fujitec Co. Ltd.	17,800	193,816
Fujitsu Ltd.	35,000	2,342,553
Fukuoka Financial Group Inc.	35,000	772,168
Fukuoka REIT Corp.	178	278,048
Furukawa Electric Co. Ltd.	17,500	522,604
Glory Ltd.	17,500	434,003
GLP J-REIT	525	558,141
GMO Internet Inc.	17,800	239,776
Godo Steel Ltd.	17,800	289,988
Hachijuni Bank Ltd. (The)	87,500	387,531
Hakuhodo DY Holdings Inc.	52,500	805,614
Hamamatsu Photonics KK	35,000	1,251,034
Hankyu Hanshin Holdings Inc.	35,000	1,247,818
Haseko Corp.	52,500	581,297
Hazama Ando Corp.	35,000	231,554
Heiwa Real Estate REIT Inc.	351	398,314
Heiwado Co. Ltd.	17,800	412,493
Hino Motors Ltd.	52,500	526,303
Hisamitsu Pharmaceutical Co. Inc.	17,500	892,447
Hitachi Chemical Co. Ltd.	17,800	292,441
Hitachi Construction Machinery Co. Ltd.	17,500	441,882
Hitachi High-Technologies Corp.	17,500	630,341
Hitachi Ltd.	158,100	4,958,149
Hitachi Transport System Ltd.	17,800	496,398

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokkaido Electric Power Co. Inc.	35,100	$242,859
Hokuetsu Corp.	17,500	94,712
Hokuhoku Financial Group Inc.	35,100	402,507
Hokuriku Electric Power Co.(a)	35,100	308,330
Honda Motor Co. Ltd.	262,500	7,836,649
House Foods Group Inc.	17,500	607,025
Hoya Corp.	70,000	4,050,905
Hulic Co. Ltd.	52,500	483,851
Hulic Reit Inc.	353	580,278
Ibiden Co. Ltd.	17,800	258,912
Ichigo Inc.	101,600	350,087
Ichigo Office REIT Investment	701	652,497
Ichiyoshi Securities Co. Ltd.	17,800	147,366
Idemitsu Kosan Co. Ltd.	17,500	616,673
IHI Corp.	17,500	552,352
Iida Group Holdings Co. Ltd.	35,100	638,915
Iino Kaiun Kaisha Ltd.	52,500	185,725
Infomart Corp.	17,500	185,404
Inpex Corp.	157,500	1,513,059
Invesco Office J-Reit Inc.	3,174	478,302
Invincible Investment Corp.	1,575	685,255
Isetan Mitsukoshi Holdings Ltd.	70,000	719,103
Isuzu Motors Ltd.	87,500	1,299,274
Ito En Ltd.	17,500	777,474
ITOCHU Corp.	227,500	4,163,064
Itochu-Shokuhin Co. Ltd.	17,500	739,686
Itoham Yonekyu Holdings Inc.	52,500	333,341
Itoki Corp.	17,800	92,247
J Front Retailing Co. Ltd.	52,500	601,075
JAC Recruitment Co. Ltd.	17,800	357,537
Japan Airlines Co. Ltd.	17,500	637,416
Japan Excellent Inc.	351	501,843
Japan Exchange Group Inc.	87,500	1,536,456
Japan Hotel REIT Investment Corp.	1,050	805,614
Japan Logistics Fund Inc.	178	376,183
Japan Post Bank Co. Ltd.	70,000	814,941
Japan Post Holdings Co. Ltd.	245,000	3,009,878
Japan Prime Realty Investment Corp.	175	713,154
Japan Real Estate Investment Corp.	175	1,025,912
Japan Rental Housing Investments Inc.	351	276,078
Japan Retail Fund Investment Corp.	525	1,075,760
Japan Securities Finance Co. Ltd.	52,600	288,060
Japan Tobacco Inc.	175,000	4,422,034
JFE Holdings Inc.	87,500	1,539,270
JGC Corp.	35,000	533,860
JSP Corp.	17,500	358,265
JSR Corp.	35,100	566,348
JTEKT Corp.	35,100	454,433
JXTG Holdings Inc.	507,500	2,767,164
Kadokawa Dwango(a)	17,800	192,671
Kagome Co. Ltd.	35,000	931,039
Kajima Corp.	87,500	1,242,994
Kakaku.com Inc.	35,100	614,081
Kamei Corp.	35,100	373,480
Kansai Electric Power Co. Inc. (The)	122,500	1,861,757
Kansai Paint Co. Ltd.	35,000	614,261
Kao Corp.	87,500	6,168,336
KDDI Corp.	280,600	7,020,801
Keikyu Corp.	35,000	595,286
Keio Corp.	17,500	1,005,008

Security	Shares	Value

Japan (continued)
Keiyo Co. Ltd.	70,900	$338,767
Kenedix Inc.	52,500	275,453
Kewpie Corp.	17,800	403,170
KEY Coffee Inc.	35,300	655,530
Keyence Corp.	15,300	7,853,147
Kikkoman Corp.	24,100	1,277,745
Kintetsu Group Holdings Co. Ltd.	35,000	1,526,004
Kirin Holdings Co. Ltd.	140,000	3,331,802
Kitz Corp.	35,100	286,722
Kiyo Bank Ltd. (The)	35,100	505,391
Kobe Steel Ltd.	52,500	419,691
Koei Tecmo Holdings Co. Ltd.	17,520	293,315
Kohnan Shoji Co. Ltd.	17,800	449,293
Koito Manufacturing Co. Ltd.	17,500	1,050,032
Kokuyo Co. Ltd.	35,100	512,809
Komatsu Ltd.	157,500	3,996,474
Komori Corp.	35,300	374,635
Konami Holdings Corp.	17,500	805,614
Konica Minolta Inc.	87,500	878,779
Konishi Co. Ltd.	35,100	509,906
Kose Corp.	3,100	455,472
Kubota Corp.	175,000	2,756,133
Kuraray Co. Ltd.	52,500	806,097
Kurita Water Industries Ltd.	17,500	443,811
Kyocera Corp.	52,500	2,949,417
KYORIN Holdings Inc.	17,800	377,819
Kyowa Exeo Corp.	17,800	436,699
Kyowa Hakko Kirin Co. Ltd.	35,100	670,844
Kyushu Electric Power Co. Inc.	87,500	1,082,192
Kyushu Railway Co.	17,500	596,573
Lawson Inc.	17,500	1,078,976
Leopalace21 Corp.	52,500	248,438
Lifull Co. Ltd.	17,800	116,780
Lintec Corp.	17,800	394,338
Lion Corp.	35,100	729,866
LIXIL Group Corp.	52,500	769,916
M3 Inc.	70,000	1,006,616
Makita Corp.	35,000	1,238,170
Marubeni Corp.	297,500	2,314,284
Maruha Nichiro Corp.	17,500	594,965
Marui Group Co. Ltd.	35,000	709,455
Marusan Securities Co. Ltd.	52,600	387,141
Matsuda Sangyo Co. Ltd.	17,800	233,233
Matsui Securities Co. Ltd.	35,300	378,203
Mazda Motor Corp.	87,500	964,004
McDonald’s Holdings Co. Japan Ltd.	17,500	774,258
Mebuki Financial Group Inc.	262,590	735,918
Medipal Holdings Corp.	35,100	809,529
Megmilk Snow Brand Co. Ltd.	17,800	470,229
MEIJI Holdings Co. Ltd.	17,500	1,352,339
MINEBEA MITSUMI Inc.	70,000	1,146,191
Ministop Co. Ltd.	17,800	319,756
Mirait Holdings Corp.	17,800	256,949
MISUMI Group Inc.	52,500	1,196,361
Mitsubishi Chemical Holdings Corp.	227,500	1,950,567
Mitsubishi Corp.	227,500	6,649,614
Mitsubishi Electric Corp.	332,500	4,171,908
Mitsubishi Estate Co. Ltd.	192,500	3,404,082
Mitsubishi Heavy Industries Ltd.	52,500	2,027,543
Mitsubishi Materials Corp.	17,500	500,092

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Motors Corp.	105,000	$649,315
Mitsubishi Tanabe Pharma Corp.	52,500	820,569
Mitsubishi UFJ Financial Group Inc.	1,925,000	10,322,797
Mitsubishi UFJ Lease & Finance Co. Ltd.	70,000	357,622
Mitsui & Co. Ltd.	280,000	4,560,323
Mitsui Chemicals Inc.	35,000	876,045
Mitsui Fudosan Co. Ltd.	157,500	3,816,296
Mitsui Mining & Smelting Co. Ltd.	17,500	410,526
Mitsui OSK Lines Ltd.	17,500	436,093
Mizuho Financial Group Inc.	3,692,500	6,086,874
Monex Group Inc.(b)	52,500	183,313
MonotaRO Co. Ltd.	35,000	743,867
Mori Hills REIT Investment Corp.	351	466,043
Mori Trust Sogo REIT Inc.	178	275,922
MOS Food Services Inc.	17,500	438,827
MS&AD Insurance Group Holdings Inc.	70,000	2,080,125
Murata Manufacturing Co. Ltd.	35,100	4,973,279
Nabtesco Corp.	35,000	922,034
Nagase & Co. Ltd.	17,800	260,057
Nagoya Railroad Co. Ltd.	35,000	926,215
NEC Corp.	46,800	1,569,604
NET One Systems Co. Ltd.	17,500	364,054
Neturen Co. Ltd.	35,100	277,691
Nexon Co. Ltd.(a)	70,200	1,072,061
NGK Insulators Ltd.	35,100	538,611
NGK Spark Plug Co. Ltd.	35,100	754,055
NHK Spring Co. Ltd.	35,100	325,424
Nichicon Corp.	35,100	278,013
NichiiGakkan Co. Ltd.	17,800	157,506
Nichi-Iko Pharmaceutical Co. Ltd.	17,800	268,071
Nidec Corp.	35,100	4,202,453
Nihon M&A Center Inc.	35,000	873,794
Nihon Parkerizing Co. Ltd.	35,100	414,762
Nihon Unisys Ltd.	18,200	433,636
Nikkiso Co. Ltd.	17,800	165,030
Nikkon Holdings Co. Ltd.	17,800	447,821
Nikon Corp.	70,000	1,198,934
Nintendo Co. Ltd.	18,200	5,657,503
Nippon Building Fund Inc.	175	1,132,041
Nippon Express Co. Ltd.	17,500	1,106,313
Nippon Light Metal Holdings Co. Ltd.	170,800	378,230
Nippon Paint Holdings Co. Ltd.	35,000	1,170,633
Nippon Paper Industries Co. Ltd.	17,800	348,542
Nippon Parking Development Co. Ltd.	328,900	474,477
Nippon Prologis REIT Inc.	351	765,988
Nippon Sheet Glass Co. Ltd.	35,100	316,393
Nippon Signal Co. Ltd.	35,100	305,105
Nippon Steel & Sumitomo Metal Corp.	134,428	2,482,774
Nippon Suisan Kaisha Ltd.	70,000	430,947
Nippon Telegraph & Telephone Corp.	105,000	4,506,616
Nippon Yusen KK	35,100	586,344
Nipro Corp.	17,800	238,467
Nishimatsuya Chain Co. Ltd.	35,100	289,302
Nishi-Nippon Financial Holdings Inc.	52,500	473,238
Nissan Chemical Corp.	35,000	1,858,862
Nissan Motor Co. Ltd.	332,500	2,831,581
Nisshin Seifun Group Inc.	35,400	712,684
Nisshinbo Holdings Inc.	35,100	305,105
Nissin Electric Co. Ltd.	17,800	155,544
Nissin Foods Holdings Co. Ltd.	17,500	1,111,137

Security	Shares	Value

Japan (continued)
Nitori Holdings Co. Ltd.	17,500	$2,276,946
Nitto Denko Corp.	35,000	1,974,639
Nitto Kohki Co. Ltd.	17,800	344,289
Nomura Holdings Inc.	577,500	2,344,916
Nomura Real Estate Holdings Inc.	17,800	345,598
Nomura Real Estate Master Fund Inc.	700	1,002,757
Nomura Research Institute Ltd.	20,170	822,887
North Pacific Bank Ltd.	119,300	318,996
NSD Co. Ltd.	35,100	743,734
NSK Ltd.	70,000	681,154
NTT Data Corp.	105,000	1,250,391
NTT DOCOMO Inc.	210,600	5,041,976
Obayashi Corp.	140,000	1,328,862
Obic Co. Ltd.	17,500	1,653,037
Odakyu Electric Railway Co. Ltd.	52,500	1,179,477
Oji Holdings Corp.	175,000	1,011,440
Okabe Co. Ltd.	35,300	277,651
Olympus Corp.	52,500	2,156,345
Omron Corp.	35,000	1,431,131
Ono Pharmaceutical Co. Ltd.	70,000	1,524,717
Orient Corp.(b)	205,400	241,580
Oriental Land Co. Ltd./Japan	35,000	3,579,436
ORIX Corp.	227,500	3,428,283
Orix JREIT Inc.	525	918,014
Osaka Gas Co. Ltd.	70,000	1,380,961
OSG Corp.	17,800	363,589
OSJB Holdings Corp.	136,200	379,202
Otsuka Holdings Co. Ltd.	70,000	2,864,192
Outsourcing Inc.	17,500	198,911
PALTAC Corp.	17,500	839,383
Panasonic Corp.	367,500	3,586,189
Park24 Co. Ltd.	17,800	424,106
Penta-Ocean Construction Co. Ltd.	70,000	409,722
PeptiDream Inc.(a)(b)	17,500	745,314
Persol Holdings Co. Ltd.	35,100	623,434
Pigeon Corp.	17,500	681,797
Proto Corp.	17,800	247,790
Rakuten Inc.(a)	157,500	1,185,266
Recruit Holdings Co. Ltd.	175,000	4,683,336
Relia Inc.	17,800	154,889
Renesas Electronics Corp.(a)	157,500	904,507
Resona Holdings Inc.	350,000	1,768,492
Ricoh Co. Ltd.	122,500	1,303,455
Ringer Hut Co. Ltd.	17,800	380,926
Rohm Co. Ltd.	17,500	1,228,522
Rohto Pharmaceutical Co. Ltd.	35,100	942,730
Round One Corp.	17,600	199,886
Royal Holdings Co. Ltd.	17,800	433,592
Ryohin Keikaku Co. Ltd.	3,900	920,978
Saizeriya Co. Ltd.	17,500	331,733
Sakata Seed Corp.	17,500	576,472
San ju San Financial Group Inc.	17,800	265,781
Sanrio Co. Ltd.	17,500	360,999
Santen Pharmaceutical Co. Ltd.	70,000	964,164
Sanwa Holdings Corp.	52,500	603,005
SBI Holdings Inc./Japan	52,600	1,120,342
Secom Co. Ltd.	35,000	2,926,904
Sega Sammy Holdings Inc.	35,100	493,458
Seibu Holdings Inc.	35,100	608,598
Seikagaku Corp.	17,800	201,340

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seiko Epson Corp.	52,500	$833,594
Seino Holdings Co. Ltd.	35,100	483,782
Sekisui Chemical Co. Ltd.	70,000	1,088,303
Sekisui House Ltd.	105,000	1,568,777
Sekisui House Reit Inc.	875	612,653
Sekisui Plastics Co. Ltd.	35,000	295,874
Senshu Ikeda Holdings Inc.	119,100	326,121
Seven & i Holdings Co. Ltd.	122,500	5,334,260
Seven Bank Ltd.	118,900	353,980
Shikoku Electric Power Co. Inc.	35,100	443,144
Shimachu Co. Ltd.	17,800	509,483
Shimadzu Corp.	35,000	802,398
Shimano Inc.	17,500	2,447,395
Shimizu Corp.	140,600	1,195,029
Shin-Etsu Chemical Co. Ltd.	52,500	4,426,537
Shin-Etsu Polymer Co. Ltd.	52,500	395,089
Shinko Electric Industries Co. Ltd.	35,100	241,246
Shinko Plantech Co. Ltd.	35,100	371,867
Shinsei Bank Ltd.	35,100	474,751
Shionogi & Co. Ltd.	52,500	3,225,351
Shiseido Co. Ltd.	70,000	4,164,752
Shizuoka Bank Ltd. (The)	158,100	1,324,885
Showa Corp.	17,800	228,981
Showa Denko KK	35,000	1,170,633
Showa Shell Sekiyu KK	35,100	522,485
SKY Perfect JSAT Holdings Inc.	35,000	154,048
SMC Corp./Japan	8,600	2,823,468
Sodick Co. Ltd.	35,300	266,623
Softbank Corp.(a)	267,100	3,296,107
SoftBank Group Corp.	140,000	10,967,932
Sohgo Security Services Co. Ltd.	17,500	762,198
Sojitz Corp.	256,200	984,026
Sompo Holdings Inc.	52,500	1,971,102
Sony Corp.	210,000	10,549,205
Sony Financial Holdings Inc.	35,100	665,362
Square Enix Holdings Co. Ltd.	17,500	578,885
Stanley Electric Co. Ltd.	35,000	1,014,656
Star Micronics Co. Ltd.	17,800	260,548
Subaru Corp.	87,500	2,051,824
SUMCO Corp.	52,500	726,500
Sumitomo Chemical Co. Ltd.	333,100	1,732,377
Sumitomo Corp.	192,500	2,974,260
Sumitomo Dainippon Pharma Co. Ltd.	35,000	818,800
Sumitomo Electric Industries Ltd.	122,500	1,740,754
Sumitomo Forestry Co. Ltd.	35,100	457,658
Sumitomo Heavy Industries Ltd.	35,000	1,181,889
Sumitomo Metal Mining Co. Ltd.	52,500	1,512,818
Sumitomo Mitsui Construction Co. Ltd.	58,800	374,963
Sumitomo Mitsui Financial Group Inc.	210,000	7,805,293
Sumitomo Mitsui Trust Holdings Inc.	52,500	1,990,880
Sumitomo Realty & Development Co. Ltd.	70,000	2,671,230
Sumitomo Rubber Industries Ltd.	35,100	486,685
Suntory Beverage & Food Ltd.	17,500	774,258
Suzuken Co. Ltd./Aichi Japan	17,500	916,567
Suzuki Motor Corp.	52,500	2,737,159
Sysmex Corp.	35,000	1,944,730
T&D Holdings Inc.	87,500	1,082,594
Taiheiyo Cement Corp.	17,500	598,181
Taisei Corp.	35,000	1,643,389
Taiyo Nippon Sanso Corp.	35,100	554,737

Security	Shares	Value

Japan (continued)
Taiyo Yuden Co. Ltd.	17,600	$307,915
Takara Bio Inc.	17,800	401,535
Takara Holdings Inc.	35,000	400,074
Takasago Thermal Engineering Co. Ltd.	17,800	280,338
Takeda Pharmaceutical Co. Ltd.	237,500	9,578,126
Takeuchi Manufacturing Co. Ltd.	17,800	321,718
Tatsuta Electric Wire and Cable Co. Ltd.	35,100	161,906
TDK Corp.	17,500	1,378,067
Teijin Ltd.	35,100	605,695
Terumo Corp.	52,500	2,994,762
THK Co. Ltd.	35,000	828,770
TIS Inc.	17,500	784,710
Tobu Railway Co. Ltd.	35,000	987,320
Tocalo Co. Ltd.	70,000	594,965
Toho Co. Ltd./Tokyo	35,000	1,275,154
Toho Holdings Co. Ltd.	17,800	435,555
Tohoku Electric Power Co. Inc.	70,600	954,913
Tokai Rika Co. Ltd.	17,800	315,503
Tokai Tokyo Financial Holdings Inc.	70,000	307,452
Tokio Marine Holdings Inc.	105,000	5,125,057
Tokyo Broadcasting System Holdings Inc.	17,800	309,124
Tokyo Electric Power Co. Holdings Inc.(a)	239,300	1,471,025
Tokyo Electron Ltd.	25,500	3,663,443
Tokyo Gas Co. Ltd.	70,000	1,838,602
Tokyo Seimitsu Co. Ltd.	17,500	509,740
Tokyo Steel Manufacturing Co. Ltd.	35,100	295,752
Tokyo Tatemono Co. Ltd.	52,500	637,738
Tokyu Construction Co. Ltd.	35,100	326,392
Tokyu Corp.	87,500	1,495,452
Tokyu Fudosan Holdings Corp.	87,500	475,972
Tokyu REIT Inc.	353	544,599
TOMONY Holdings Inc.	70,000	259,212
Topcon Corp.	35,000	470,183
Toppan Forms Co. Ltd.	17,800	149,165
Toppan Printing Co. Ltd.	70,600	1,155,367
Topre Corp.	17,800	389,431
Toray Industries Inc.	227,500	1,686,757
Toshiba Corp.	105,000	3,314,114
Tosoh Corp.	70,000	992,465
TOTO Ltd.	17,500	677,777
Towa Bank Ltd. (The)	35,000	229,624
Toyo Construction Co. Ltd.	35,000	133,465
Toyo Seikan Group Holdings Ltd.	35,100	788,887
Toyo Suisan Kaisha Ltd.	17,500	627,929
Toyo Tire Corp.	17,800	249,916
Toyobo Co. Ltd.	17,800	263,982
Toyoda Gosei Co. Ltd.	17,800	387,796
Toyota Boshoku Corp.	17,800	288,843
Toyota Industries Corp.	35,000	1,727,005
Toyota Motor Corp.	367,500	22,540,315
Toyota Tsusho Corp.	35,000	1,112,745
Trend Micro Inc./Japan(a)	17,500	929,431
TS Tech Co. Ltd.	17,500	524,212
TSI Holdings Co. Ltd.	35,100	236,408
Tsukui Corp.	35,100	259,307
Tsumura & Co.	17,500	508,936
Ube Industries Ltd.	17,800	401,371
Unicharm Corp.	70,000	2,157,310
United Super Markets Holdings Inc.	35,000	374,667
United Urban Investment Corp.	525	837,935

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ushio Inc.	35,100	$398,959
USS Co. Ltd.	52,500	918,497
VT Holdings Co. Ltd.	52,600	206,862
Wacom Co. Ltd.	52,500	231,554
Wakita & Co. Ltd.	17,800	189,073
West Japan Railway Co.	35,000	2,553,202
Yahoo Japan Corp.	490,000	1,319,213
Yakult Honsha Co. Ltd.	17,500	1,162,593
Yamada Denki Co. Ltd.	122,500	603,326
Yamaha Corp.	18,100	791,657
Yamaha Motor Co. Ltd.	52,500	1,122,071
Yamato Holdings Co. Ltd.	52,500	1,397,282
Yaskawa Electric Corp.	52,500	1,476,155
Yokogawa Electric Corp.	52,500	975,420
Yokohama Rubber Co. Ltd. (The)	17,800	376,837
Yoshinoya Holdings Co. Ltd.	35,100	554,737
Zensho Holdings Co. Ltd.	18,200	419,756
ZOZO Inc.	35,100	707,289

		635,485,259

New Zealand — 0.9%
a2 Milk Co. Ltd.(a)	133,080	1,167,649
Air New Zealand Ltd.	94,974	185,106
Argosy Property Ltd.	151,591	125,646
Auckland International Airport Ltd.	152,788	778,907
Chorus Ltd.	95,995	326,252
Contact Energy Ltd.	102,862	430,924
Fisher & Paykel Healthcare Corp. Ltd.	109,470	953,661
Fletcher Building Ltd.(a)	130,855	453,805
Goodman Property Trust	172,470	190,802
Infratil Ltd.	98,560	257,722
Kiwi Property Group Ltd.	169,452	166,895
Mercury NZ Ltd.	116,041	284,116
Meridian Energy Ltd.	211,784	517,065
Metlifecare Ltd.	42,622	152,839
New Zealand Refining Co. Ltd. (The)	52,926	85,533
Precinct Properties New Zealand Ltd.	157,393	163,206
Ryman Healthcare Ltd.	87,388	635,217
SKYCITY Entertainment Group Ltd.	93,992	250,341
Spark New Zealand Ltd.	292,782	823,464
Summerset Group Holdings Ltd.	78,267	331,687
Trade Me Group Ltd.	85,276	374,995
Z Energy Ltd.	56,359	234,544

		8,890,376

Singapore — 3.7%
Ascendas Hospitality Trust	507,500	320,808
Ascendas REIT	350,058	713,315
Ascott Residence Trust	222,630	197,025
Cache Logistics Trust	205,300	111,456
CapitaLand Commercial Trust	423,076	591,517
CapitaLand Ltd.	332,800	824,173
CapitaLand Mall Trust	332,800	593,998
CapitaLand Retail China Trust	223,300	249,098
CDL Hospitality Trusts	309,200	384,014
City Developments Ltd.	87,500	598,018
ComfortDelGro Corp. Ltd.	385,300	667,645
COSCO Shipping International Singapore Co. Ltd.(a)	612,500	166,261
DBS Group Holdings Ltd.	282,700	5,028,955
ESR-REIT	481,328	187,928
Far East Hospitality Trust	332,800	164,587

Security	Shares	Value

Singapore (continued)
First REIT	291,900	$236,620
First Resources Ltd.	17,500	22,255
Frasers Centrepoint Trust	170,800	290,880
Frasers Commercial Trust	170,800	189,263
Genting Singapore Ltd.	1,015,000	830,327
Jardine Cycle & Carriage Ltd	17,500	491,559
Keppel Corp. Ltd.	227,500	1,032,053
Keppel REIT	192,500	168,929
Lippo Malls Indonesia Retail Trust	1,767,500	315,472
Mapletree Commercial Trust	210,087	274,981
Mapletree Industrial Trust	222,700	331,238
Mapletree Logistics Trust	315,020	320,959
Mapletree North Asia Commercial Trust	332,800	316,799
OUE Hospitality Trust	332,800	181,912
Oversea-Chinese Banking Corp. Ltd.	470,975	4,031,474
Raffles Medical Group Ltd.	221,800	183,094
Sabana Shari’ah Compliant Industrial REIT	495,080	152,797
SATS Ltd.	163,300	587,790
Sembcorp Industries Ltd.	170,800	328,987
Sembcorp Marine Ltd.	222,700	264,991
Silverlake Axis Ltd.	1,260,000	454,468
Singapore Airlines Ltd.	87,500	627,951
Singapore Exchange Ltd.	122,500	696,017
Singapore Press Holdings Ltd.	197,800	369,225
Singapore Technologies Engineering Ltd.	325,000	899,119
Singapore Telecommunications Ltd.	1,207,500	2,711,970
Soilbuild Business Space REIT	511,560	230,167
Starhill Global REIT	332,800	176,962
Suntec REIT	332,800	477,674
United Overseas Bank Ltd.	203,700	3,816,014
UOL Group Ltd.	87,500	432,083
Venture Corp. Ltd.	52,500	634,849
Wilmar International Ltd.	280,000	693,415
Wing Tai Holdings Ltd.	136,200	207,645
Yangzijiang Shipbuilding Holdings Ltd.	446,100	464,463
Yanlord Land Group Ltd.	205,800	194,375
Yoma Strategic Holdings Ltd.	831,933	210,357

		34,647,932

Total Common Stocks — 99.6% (Cost: $907,827,874)		945,818,835

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	3,182,341	3,183,296

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	106,831	$106,831

		3,290,127

Total Short-Term Investments — 0.3% (Cost: $3,289,276)		3,290,127

Total Investments in Securities — 99.9% (Cost: $911,117,150)		949,108,964

Other Assets, Less Liabilities — 0.1%		478,054

Net Assets — 100.0%		$949,587,018

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	8,977,154	(5,794,813)	3,182,341	$3,183,296	$141,640	(b)	$1,482		$(1,756)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,414	12,417	106,831	106,831	4,595		—		—

				$3,290,127	$146,235		$1,482		$(1,756)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	10	03/21/19	$1,058	$29,442
TOPIX Index	17	03/07/19	2,449	122,389

				$151,831

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$151,831

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Pacific ETF

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(838,885)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$147,440

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,707,050

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$945,684,652	$—	$134,183	$945,818,835
Warrants	—	—	2	2
Money Market Funds	3,290,127	—	—	3,290,127

	$948,974,779	$—	$134,185	$949,108,964

Derivative financial instruments(a)
Assets
Futures Contracts	$151,831	$—	$—	$151,831

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
Abacus Property Group	96,391	$258,643
Adelaide Brighton Ltd.	321,677	1,048,442
Afterpay Touch Group Ltd.(a)	88,824	1,030,427
AGL Energy Ltd.	371,541	5,802,873
ALS Ltd.	273,735	1,447,056
Altium Ltd.	70,898	1,289,797
Alumina Ltd.	1,639,791	2,905,438
Amcor Ltd./Australia	684,521	6,812,967
AMP Ltd.	1,603,661	2,642,639
Ansell Ltd.	78,213	1,335,619
APA Group	689,735	4,616,808
Appen Ltd.	65,191	758,643
ARB Corp. Ltd.	101,348	1,157,241
Ardent Leisure Group Ltd.	461,637	456,097
Aristocrat Leisure Ltd.	344,957	6,195,070
ASX Ltd.	108,396	5,035,443
Atlas Arteria Ltd.	470,087	2,279,380
Aurizon Holdings Ltd.	1,065,026	3,416,880
Ausdrill Ltd.	181,802	167,027
AusNet Services	923,669	1,111,264
Australia & New Zealand Banking Group Ltd.	1,641,859	29,964,950
Automotive Holdings Group Ltd.	249,859	283,297
Aveo Group	472,526	558,159
Bank of Queensland Ltd.	173,770	1,288,584
Bapcor Ltd.	318,960	1,434,955
Beach Energy Ltd.	1,081,342	1,419,229
Bega Cheese Ltd.(b)	181,503	670,979
Bellamy’s Australia Ltd.(a)	43,681	277,095
Bendigo & Adelaide Bank Ltd.	250,841	1,971,670
BHP Group Ltd.	1,711,615	43,468,676
BHP Group PLC	1,208,954	26,879,569
Bingo Industries Ltd.	131,247	200,010
Blackmores Ltd.(b)	9,030	849,431
BlueScope Steel Ltd.	317,025	2,877,927
Boral Ltd.	671,457	2,423,485
Brambles Ltd.	917,691	7,119,590
Bravura Solutions Ltd.	79,946	244,829
Breville Group Ltd.	27,676	221,576
Brickworks Ltd.	32,367	388,699
BWP Trust	565,862	1,501,858
Caltex Australia Ltd.	141,670	2,772,536
carsales.com Ltd.	121,893	1,120,755
Challenger Ltd./Australia	299,401	1,580,552
Charter Hall Group	285,126	1,711,014
Charter Hall Long Wale REIT	80,484	255,866
Charter Hall Retail REIT	327,200	1,085,529
CIMIC Group Ltd.	52,428	1,712,991
Cleanaway Waste Management Ltd.	1,257,965	1,655,627
Coca-Cola Amatil Ltd.	270,408	1,656,211
Cochlear Ltd.	34,122	4,812,300
Coles Group Ltd.(a)	651,453	5,942,337
Collins Foods Ltd.	36,773	168,654
Commonwealth Bank of Australia	1,004,479	51,203,190
Computershare Ltd.	254,679	3,299,874
Cooper Energy Ltd.(a)	413,061	143,062
Corporate Travel Management Ltd.	52,643	900,120
Costa Group Holdings Ltd.	198,507	800,420
Credit Corp. Group Ltd.	11,155	178,778

Security	Shares	Value

Australia (continued)
Cromwell Property Group	499,556	$386,106
Crown Resorts Ltd.	184,865	1,610,792
CSL Ltd.	260,962	37,051,406
CSR Ltd.	367,722	782,923
Dexus	573,795	4,803,032
Domain Holdings Australia Ltd.	323,328	568,169
Domino’s Pizza Enterprises Ltd.(b)	33,297	1,104,672
Downer EDI Ltd.	323,581	1,686,964
DuluxGroup Ltd.	224,528	1,121,445
Eclipx Group Ltd.	115,911	188,472
Elders Ltd.	42,623	194,552
Emeco Holdings Ltd.(a)	83,992	138,409
Evolution Mining Ltd.	715,253	2,091,322
FlexiGroup Ltd./Australia	476,991	457,354
Flight Centre Travel Group Ltd.	30,265	949,574
Fortescue Metals Group Ltd.	881,015	3,629,515
G8 Education Ltd.	283,935	656,289
Galaxy Resources Ltd.(a)(b)	318,224	464,066
Goodman Group	940,968	8,000,005
GPT Group (The)	970,785	4,105,517
GrainCorp Ltd., Class A	148,272	1,027,069
Greencross Ltd.	42,535	170,579
Growthpoint Properties Australia Ltd.	87,403	243,448
GUD Holdings Ltd.	134,938	1,105,904
GWA Group Ltd.	254,572	519,739
Harvey Norman Holdings Ltd.	399,167	980,847
Healius Ltd.(a)	384,354	815,532
Healthscope Ltd.	885,330	1,523,470
HUB24 Ltd.	14,454	136,376
IDP Education Ltd.	42,158	348,893
Iluka Resources Ltd.	249,672	1,583,820
Incitec Pivot Ltd.	899,507	2,170,948
Independence Group NL(b)	397,350	1,269,007
Inghams Group Ltd.	103,519	347,212
Insurance Australia Group Ltd.(a)	1,336,113	6,907,268
InvoCare Ltd.(b)	98,614	877,234
IOOF Holdings Ltd.	200,078	733,811
IPH Ltd.	79,774	318,175
IRESS Ltd.	115,118	986,275
James Hardie Industries PLC	255,561	2,856,627
JB Hi-Fi Ltd.	66,181	1,079,484
Kidman Resources Ltd.(a)	186,561	153,035
LendLease Group	320,264	2,855,955
Link Administration Holdings Ltd.	291,125	1,515,635
Lynas Corp. Ltd.(a)	458,413	559,872
Macquarie Group Ltd.	185,127	15,723,093
Magellan Financial Group Ltd.	74,120	1,542,433
Mayne Pharma Group Ltd.(a)(b)	1,188,119	697,385
McMillan Shakespeare Ltd.	75,174	841,381
Medibank Pvt Ltd.	1,550,437	2,961,913
Mesoblast Ltd.(a)	119,127	102,062
Metcash Ltd.	619,180	1,119,658
Mineral Resources Ltd.	97,993	1,130,364
Mirvac Group	1,965,943	3,440,321
Monadelphous Group Ltd.(b)	72,724	783,204
Myer Holdings Ltd.(a)(b)	934,315	255,471
MYOB Group Ltd.	286,221	707,486
Nanosonics Ltd.(a)	94,214	229,445
National Australia Bank Ltd.	1,557,234	27,092,007
Navitas Ltd.	198,549	815,066

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Netwealth Group Ltd.	24,315	$127,296
New Hope Corp. Ltd.	129,204	377,778
New South Resources Ltd.(a)	208,475	272,857
Newcrest Mining Ltd.	440,828	7,858,957
NEXTDC Ltd.(a)(b)	277,139	1,384,220
NIB Holdings Ltd.	260,123	1,012,831
Nine Entertainment Co. Holdings Ltd.	961,166	1,019,714
Northern Star Resources Ltd.	370,699	2,370,489
NRW Holdings Ltd.	107,492	150,877
Nufarm Ltd./Australia	188,807	859,052
Oil Search Ltd.	831,420	4,734,655
oOh!media Ltd.	91,599	239,106
Orica Ltd.	207,878	2,599,498
Origin Energy Ltd.(a)	1,025,055	5,351,519
Orocobre Ltd.(a)(b)	170,938	415,049
Orora Ltd.	661,746	1,524,738
OZ Minerals Ltd.	203,135	1,445,611
Pact Group Holdings Ltd.	60,113	166,121
Pendal Group Ltd.	152,880	836,043
Perpetual Ltd.	33,698	803,223
Pilbara Minerals Ltd.(a)(b)	1,207,468	572,276
Platinum Asset Management Ltd.(b)	199,454	655,898
Premier Investments Ltd.	81,952	825,818
Propertylink Group	438,656	371,021
QBE Insurance Group Ltd.	787,480	6,161,070
Qube Holdings Ltd.	822,030	1,612,341
Ramsay Health Care Ltd.	77,982	3,225,132
REA Group Ltd.	29,301	1,617,744
Regis Resources Ltd.	299,683	1,136,272
Reliance Worldwide Corp. Ltd.	409,342	1,435,649
Resolute Mining Ltd.	350,143	288,497
Rio Tinto Ltd.	216,424	13,736,973
Sandfire Resources NL	189,464	965,652
Santos Ltd.	1,070,731	5,051,281
Saracen Mineral Holdings Ltd.(a)	456,632	1,122,052
Scentre Group	2,966,346	8,586,757
Seek Ltd.	197,160	2,442,469
Seven Group Holdings Ltd.	47,598	548,009
Seven West Media Ltd.(a)	876,501	345,114
Shopping Centres Australasia Property Group	571,816	1,038,180
Sigma Healthcare Ltd.	911,242	358,793
Sims Metal Management Ltd.	110,793	837,737
SmartGroup Corp. Ltd.	29,227	222,912
Sonic Healthcare Ltd.	245,779	4,125,408
South32 Ltd.	3,072,577	7,908,504
Southern Cross Media Group Ltd.	930,911	712,712
Spark Infrastructure Group	994,532	1,747,643
SpeedCast International Ltd.	114,474	242,894
St. Barbara Ltd.	318,130	1,162,142
Star Entertainment Grp Ltd. (The)	438,582	1,419,877
Steadfast Group Ltd.	563,779	1,085,250
Stockland	1,299,772	3,582,414
Suncorp Group Ltd.	720,253	6,816,738
Super Retail Group Ltd.	116,999	621,909
Sydney Airport	613,204	2,933,092
Syrah Resources Ltd.(a)(b)	368,067	420,009
Tabcorp Holdings Ltd.	1,137,014	3,855,100
Technology One Ltd.	119,778	608,733
Telstra Corp. Ltd.	2,324,783	5,271,809
TPG Telecom Ltd.	212,368	1,082,388

Security	Shares	Value

Australia (continued)
Transurban Group	1,501,150	$13,320,837
Treasury Wine Estates Ltd.	429,317	4,836,414
Vicinity Centres	1,756,099	3,341,999
Virtus Health Ltd.	245,881	752,993
Viva Energy Group Ltd.(a)(c)	775,745	1,040,767
Viva Energy REIT	231,003	380,665
Vocus Group Ltd.(a)	387,635	952,510
Washington H Soul Pattinson & Co. Ltd.	62,971	1,208,032
Webjet Ltd.	102,742	897,474
Wesfarmers Ltd.	644,446	15,135,407
Western Areas Ltd.	329,578	564,733
Westpac Banking Corp.	1,953,854	34,975,220
Whitehaven Coal Ltd.	404,208	1,458,905
WiseTech Global Ltd.(b)	61,093	906,065
Woodside Petroleum Ltd.	542,975	13,587,638
Woolworths Group Ltd.	750,506	16,072,187
WorleyParsons Ltd.	186,207	1,884,527

		654,950,502
Austria — 0.2%
ams AG(b)	50,390	1,355,111
ANDRITZ AG	39,325	1,945,723
AT&S Austria Technologie & Systemtechnik AG	12,360	255,285
CA Immobilien Anlagen AG	43,625	1,564,797
DO & CO AG	3,910	374,625
Erste Group Bank AG	179,147	6,249,089
EVN AG	12,771	206,916
FACC AG	11,826	219,016
IMMOFINANZ AG	54,865	1,454,256
Lenzing AG	8,648	848,429
Oesterreichische Post AG	23,921	901,946
OMV AG	87,213	4,343,147
Raiffeisen Bank International AG	80,092	2,121,087
S IMMO AG	62,360	1,204,985
S&TAG	44,585	1,018,577
Schoeller-Bleckmann Oilfield Equipment AG	14,514	1,130,812
Semperit AG Holding(a)(b)	22,009	353,559
Telekom Austria AG	108,519	831,794
UNIQA Insurance Group AG	108,949	996,983
Verbund AG	37,090	1,898,978
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,780	334,895
voestalpine AG	61,722	1,974,542
Wienerberger AG	68,569	1,542,118

		33,126,670
Belgium — 0.8%
Ackermans & van Haaren NV	11,417	1,830,130
Ageas	106,908	4,978,011
AGFA-Gevaert NV(a)	172,522	679,796
Anheuser-Busch InBev SA/NV	435,318	33,272,058
Barco NV	11,464	1,404,886
Befimmo SA	25,661	1,542,903
Bekaert SA	25,350	682,983
bpost SA	60,274	552,945
Cie. d’Entreprises CFE	8,013	852,331
Cofinimmo SA	9,102	1,206,292
Colruyt SA	30,547	2,199,109
D’ieteren SA/NV	26,700	1,014,082
Econocom Group SA/NV	41,871	152,110
Elia System Operator SA/NV	23,642	1,733,479

S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Euronav NV(b)	113,436	$889,007
Fagron	10,546	192,527
Galapagos NV(a)	23,604	2,432,179
Gimv NV	31,228	1,791,628
Groupe Bruxelles Lambert SA	42,141	3,977,655
KBC Ancora	32,878	1,471,308
KBC Group NV	139,511	9,489,651
Kinepolis Group NV	20,944	1,244,867
Melexis NV	7,797	551,115
Mithra Pharmaceuticals SA(a)(b)	4,982	164,924
Montea CVA	3,069	218,334
Ontex Group NV	45,450	969,498
Orange Belgium SA	31,711	608,387
Proximus SADP	77,709	2,087,403
Sofina SA	8,021	1,594,080
Solvay SA	40,524	4,421,148
Telenet Group Holding NV	28,305	1,312,783
Tessenderlo Group SA(a)	27,845	988,875
UCB SA	71,966	6,246,151
Umicore SA	119,530	5,054,149
Warehouses De Pauw CVA	17,899	2,620,674

		100,427,458
Brazil — 1.3%
Aliansce Shopping Centers SA	107,200	597,975
Ambev SA	2,696,500	12,961,380
Arezzo Industria e Comercio SA	17,800	268,749
Atacadao Distribuicao Comercio e Industria Ltda	223,300	1,225,367
B2W Cia. Digital(a)	109,600	1,504,337
B3 SA - Brasil, Bolsa, Balcao	1,223,739	10,571,831
Banco Bradesco SA	578,661	6,395,326
Banco do Brasil SA	497,600	7,083,984
Banco Santander Brasil SA, NVS	230,200	3,037,695
BB Seguridade Participacoes SA	441,500	3,764,409
BK Brasil Operacao e Assessoria a Restaurantes SA	53,800	324,915
BR Malls Participacoes SA	481,408	1,922,830
BRF SA(a)	298,047	1,925,998
CCR SA	719,000	2,936,950
Centrais Eletricas Brasileiras SA(a)	123,100	1,263,846
Cia. de Saneamento Basico do Estado de Sao Paulo	194,400	2,314,464
Cia. de Saneamento de Minas Gerais-COPASA	29,600	484,368
Cia. Hering	97,400	834,215
Cia. Siderurgica Nacional SA(a)	384,100	1,075,497
Cielo SA	707,872	2,320,191
Cosan SA	91,800	1,118,646
CVC Brasil Operadora e Agencia de Viagens SA	81,900	1,438,893
Cyrela Brazil Realty SA Empreendimentos e Participacoes	208,200	972,187
Duratex SA	249,319	837,725
EcoRodovias Infraestrutura e Logistica SA	102,700	321,114
EDP - Energias do Brasil SA	248,500	1,145,359
Embraer SA	392,600	2,084,354
Eneva SA(a)	34,500	175,303
Engie Brasil Energia SA	117,275	1,347,304
Equatorial Energia SA	100,628	2,435,039
Estacio Participacoes SA	153,600	1,311,343
Ez Tec Empreendimentos e Participacoes SA	16,300	123,901
Fleury SA	119,000	727,825
Grendene SA	23,173	58,142
Guararapes Confeccoes SA	2,800	120,699
Hypera SA	212,900	1,861,443

Security	Shares	Value

Brazil (continued)
Iguatemi Empresa de Shopping Centers SA	36,200	$442,712
Iochpe Maxion SA	74,245	455,522
IRB Brasil Resseguros S/A	65,800	1,540,054
JBS SA	527,000	2,183,054
Klabin SA, NVS	448,982	2,291,253
Kroton Educacional SA	860,408	2,699,699
Light SA	73,300	401,230
Linx SA	85,682	703,746
Localiza Rent a Car SA	301,598	2,757,004
LOG Commercial Properties e Participacoes SA, NVS(a)	35,392	187,026
Lojas Renner SA	484,340	6,049,596
M. Dias Branco SA	71,300	931,864
Magazine Luiza SA	44,100	2,167,834
Marfrig Global Foods SA(a)	76,900	128,350
MRV Engenharia e Participacoes SA	195,400	804,601
Multiplan Empreendimentos Imobiliarios SA	176,582	1,261,785
Multiplus SA	63,500	453,223
Natura Cosmeticos SA	111,400	1,450,451
Odontoprev SA	195,400	877,015
Petrobras Distribuidora SA	206,600	1,511,444
Petroleo Brasileiro SA	1,730,000	14,033,573
Porto Seguro SA	65,000	1,000,659
Qualicorp Consultoria e Corretora de Seguros SA	178,800	777,968
Raia Drogasil SA	134,700	2,292,577
Rumo SA(a)	655,600	3,536,439
Sao Martinho SA	105,900	559,327
SLC Agricola SA	23,100	280,919
Smiles Fidelidade SA	46,300	568,137
Sul America SA, NVS	127,752	1,125,738
Suzano Papel e Celulose SA	313,300	3,956,242
TIM Participacoes SA	466,900	1,589,316
TOTVS SA	80,100	731,340
Transmissora Alianca de Energia Eletrica SA, NVS	84,700	598,025
Ultrapar Participacoes SA	203,600	3,196,969
Vale SA	1,866,619	23,314,803
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	435,772
Via Varejo SA	177,300	292,028
WEG SA	481,868	2,492,147

		168,973,046
Canada — 6.8%
Advantage Oil & Gas Ltd.(a)(b)	142,719	222,778
Aecon Group Inc.	52,935	736,406
Ag Growth International Inc.	6,401	245,356
AGF Management Ltd., Class B, NVS	189,458	783,337
Agnico Eagle Mines Ltd.	137,050	5,963,913
Alacer Gold Corp.(a)	316,414	730,019
Alamos Gold Inc., Class A	237,448	1,057,695
Alaris Royalty Corp.	46,719	669,142
Algonquin Power & Utilities Corp.	301,039	3,326,031
Alimentation Couche-Tard Inc., Class B	253,122	13,757,594
Allied Properties REIT	33,170	1,192,130
AltaGas Ltd.	154,115	1,578,350
Altus Group Ltd./Canada	12,039	226,058
Aphria Inc.(a)(b)	137,306	1,192,920
ARC Resources Ltd.	203,428	1,471,534
Aritzia Inc.(a)	21,693	281,300
Atco Ltd./Canada, Class I, NVS	40,710	1,287,977
ATS Automation Tooling Systems Inc.(a)	78,668	1,013,525

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Aurinia Pharmaceuticals Inc.(a)	19,941	$125,267
Aurora Cannabis Inc.(a)(b)	390,775	2,767,233
B2Gold Corp.(a)	601,468	1,905,206
Badger Daylighting Ltd.	32,274	859,133
Ballard Power Systems Inc.(a)	43,265	150,553
Bank of Montreal	363,432	26,616,074
Bank of Nova Scotia (The)	701,947	39,979,925
Barrick Gold Corp.	693,984	9,295,042
Barrick Gold Corp., New	315,781	4,180,610
Bausch Health Companies Inc.(a)	181,261	4,452,509
Baytex Energy Corp.(a)	372,784	627,315
BCE Inc.	70,851	3,082,097
Birchcliff Energy Ltd.	169,472	405,195
BlackBerry Ltd.(a)	293,467	2,364,182
Boardwalk REIT	21,820	666,745
Bombardier Inc., Class B(a)	1,223,461	1,853,870
Bonterra Energy Corp.	65,636	293,370
Boralex Inc., Class A	20,201	287,487
Brookfield Asset Management Inc., Class A	485,745	20,912,223
BRP Inc.	28,048	807,717
CAE Inc.	157,120	3,340,280
Cameco Corp.	228,225	2,766,574
Canada Goose Holdings Inc.(a)(b)	27,374	1,408,824
Canadian Apartment Properties REIT	48,539	1,729,708
Canadian Imperial Bank of Commerce	253,680	21,520,208
Canadian National Railway Co.	424,046	35,404,435
Canadian Natural Resources Ltd.	703,461	18,892,157
Canadian Pacific Railway Ltd.	82,588	16,935,791
Canadian Tire Corp. Ltd., Class A, NVS	36,674	4,173,402
Canadian Utilities Ltd., Class A, NVS	64,163	1,650,366
Canadian Western Bank	50,223	1,125,075
Canfor Corp.(a)	59,056	814,814
CannTrust Holdings Inc.(a)	26,647	205,336
Canopy Growth Corp.(a)(b)	116,440	5,711,616
Capital Power Corp.	60,428	1,323,315
Cascades Inc.	17,906	135,935
CCL Industries Inc., Class B, NVS	88,608	3,737,823
Celestica Inc.(a)	80,745	802,962
Cenovus Energy Inc.	598,255	4,673,796
Centerra Gold Inc.(a)	123,253	625,040
CES Energy Solutions Corp.	166,179	420,098
CGI Group Inc.(a)	145,333	9,613,247
Choice Properties REIT	25,217	245,968
CI Financial Corp.	133,798	1,802,244
Cineplex Inc.	39,960	865,349
Cogeco Communications Inc.	11,327	646,087
Colliers International Group Inc.	21,037	1,344,106
Cominar REIT	26,461	234,931
Constellation Software Inc./Canada	12,193	9,104,317
Corus Entertainment Inc., Class B, NVS	73,502	311,738
Cott Corp.	78,020	1,181,617
Crescent Point Energy Corp.	324,052	967,246
Cronos Group Inc.(a)(b)	87,728	1,720,091
Descartes Systems Group Inc. (The)(a)	55,309	1,719,957
Detour Gold Corp.(a)	101,351	1,015,594
Dollarama Inc.	182,320	4,910,271
Dorel Industries Inc., Class B	27,563	342,727
Dream Unlimited Corp., Class A(a)	147,805	806,946
ECN Capital Corp.	213,887	622,134
Eldorado Gold Corp., NVS(a)	44,299	165,957

Security	Shares	Value

Canada (continued)
Element Fleet Management Corp.	249,146	$1,343,146
Emera Inc.	29,354	1,028,161
Empire Co. Ltd., Class A, NVS	95,718	2,152,981
Enbridge Inc.	1,161,341	42,454,870
Encana Corp.	551,578	3,788,345
Endeavour Mining Corp.(a)	28,130	484,934
Enerflex Ltd.	60,594	800,968
Enerplus Corp.	159,276	1,378,945
Enghouse Systems Ltd.	12,418	340,022
Equitable Group Inc.	4,369	221,860
Extendicare Inc.	121,716	676,560
Fairfax Financial Holdings Ltd.	16,965	8,029,084
Finning International Inc.	92,194	1,747,986
First Capital Realty Inc.	121,506	1,898,502
First Majestic Silver Corp.(a)(b)	129,176	790,813
First Quantum Minerals Ltd.	408,106	4,726,485
FirstService Corp.	21,612	1,756,705
Fortis Inc./Canada	250,821	8,949,571
Fortuna Silver Mines Inc.(a)	145,158	584,699
Franco-Nevada Corp.	112,713	8,748,067
Freehold Royalties Ltd.	114,214	774,878
Genworth MI Canada Inc.(b)	34,682	1,180,714
George Weston Ltd.	36,873	2,679,631
Gibson Energy Inc.	88,927	1,348,158
Gildan Activewear Inc.	119,427	4,043,949
Goldcorp Inc.	492,607	5,513,838
Granite REIT	20,939	949,772
Great Canadian Gaming Corp.(a)	33,782	1,381,324
Great-West Lifeco Inc.	133,216	2,860,497
H&R Real Estate Investment Trust	60,703	1,025,660
HEXO Corp.(a)	83,807	475,415
Home Capital Group Inc.(a)(b)	39,703	508,493
HudBay Minerals Inc.	184,753	1,107,139
Hudson’s Bay Co.	76,704	475,421
Husky Energy Inc.	196,376	2,331,152
Hydro One Ltd.(c)	171,228	2,684,523
IA Financial Corp Inc.(a)	70,472	2,619,157
IAMGOLD Corp.(a)	271,485	1,017,061
IGM Financial Inc.	27,553	708,704
Imperial Oil Ltd.	158,274	4,492,846
Innergex Renewable Energy Inc.	140,907	1,542,864
Intact Financial Corp.	80,539	6,369,284
Inter Pipeline Ltd.	225,425	3,625,201
Interfor Corp.(a)	59,157	806,748
InterRent REIT	17,154	175,289
Intertape Polymer Group Inc.	16,217	243,385
Ivanhoe Mines Ltd., Class A(a)(b)	403,790	873,192
Jamieson Wellness Inc.	12,221	195,231
Just Energy Group Inc.	28,799	105,916
Kelt Exploration Ltd.(a)	40,974	140,709
Keyera Corp.	123,860	2,633,192
Killam Apartment REIT	152,111	1,940,044
Kinaxis Inc.(a)	22,380	1,331,417
Kinross Gold Corp.(a)	695,317	2,324,253
Kirkland Lake Gold Ltd.	113,456	3,651,706
Labrador Iron Ore Royalty Corp.	57,117	1,319,523
Largo Resources Ltd.(a)	110,284	241,007
Laurentian Bank of Canada	26,036	875,664
Linamar Corp.	34,475	1,337,209
Lithium Americas Corp.(a)(b)	65,778	212,365

S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Loblaw Companies Ltd.	104,519	$5,063,994
Lucara Diamond Corp.	299,164	380,419
Lundin Mining Corp.	407,326	1,860,927
MAG Silver Corp.(a)	24,703	221,956
Magna International Inc.	186,935	9,898,317
Major Drilling Group International Inc.(a)	106,060	397,331
Manulife Financial Corp.	1,131,992	18,195,653
Maple Leaf Foods Inc.	48,561	1,081,927
Martinrea International Inc.	81,954	785,655
Maxar Technologies Ltd., NVS(a)(b)	38,701	217,478
Medical Facilities Corp.(b)	75,320	991,038
MEG Energy Corp.(a)	144,333	596,762
Methanex Corp.	35,326	1,925,943
Metro Inc.	143,933	5,235,422
Morguard REIT	74,467	694,602
Morneau Shepell Inc.	92,079	1,853,780
MTY Food Group Inc.	7,795	418,626
Mullen Group Ltd.	63,385	581,098
National Bank of Canada	191,018	8,988,740
Nemaska Lithium Inc.(a)	193,969	93,048
New Gold Inc.(a)	173,654	197,019
NexGen Energy Ltd.(a)	249,999	434,019
NFI Group Inc.	41,547	1,089,213
Norbord Inc.	30,006	868,216
North West Co. Inc. (The)	58,662	1,392,290
Northland Power Inc.	76,779	1,395,503
Northview Apartment Real Estate Investment Trust	55,270	1,122,823
Novagold Resources Inc.(a)	201,319	784,857
Nutrien Ltd.	357,475	18,528,381
NuVista Energy Ltd.(a)	153,639	462,099
OceanaGold Corp.	332,772	1,188,381
Onex Corp.	46,268	2,616,909
Open Text Corp.	156,944	5,582,010
Osisko Gold Royalties Ltd.	116,646	1,142,212
Osisko Mining Inc.(a)	48,144	99,345
Pan American Silver Corp.	88,927	1,327,168
Paramount Resources Ltd., Class A(a)(b)	63,336	373,756
Parex Resources Inc.(a)	98,651	1,479,803
Parkland Fuel Corp.	79,407	2,272,831
Pason Systems Inc.	72,542	1,141,737
Pembina Pipeline Corp.	305,609	10,895,160
Pengrowth Energy Corp.(a)(b)	468,100	274,451
Peyto Exploration & Development Corp.	101,163	520,720
Poseidon Concepts Corp., NVS(a)	293	—
Power Corp. of Canada	177,821	3,536,652
Power Financial Corp.	105,623	2,168,275
PrairieSky Royalty Ltd.	134,242	1,940,085
Precision Drilling Corp.(a)	173,625	382,073
Premier Gold Mines Ltd.(a)	406,640	544,953
Premium Brands Holdings Corp.	16,298	960,655
Pretium Resources Inc.(a)	112,482	883,891
Quebecor Inc., Class B	79,347	1,868,730
Restaurant Brands International Inc.	138,909	8,711,296
Richelieu Hardware Ltd.	13,338	238,770
RioCan REIT	62,275	1,182,149
Ritchie Bros Auctioneers Inc.	62,661	2,253,468
Rogers Communications Inc., Class B, NVS	204,094	11,046,221
Royal Bank of Canada	814,714	62,048,043
Russel Metals Inc.	61,300	1,084,291
Sandstorm Gold Ltd.(a)	33,814	177,399

Security	Shares	Value

Canada (continued)
Saputo Inc.	135,277	$3,967,768
Seabridge Gold Inc.(a)	14,003	194,696
Secure Energy Services Inc.	108,493	670,801
SEMAFO Inc.(a)	332,724	752,448
Seven Generations Energy Ltd., Class A(a)	160,452	1,246,182
Shaw Communications Inc., Class B, NVS	257,824	5,237,756
ShawCor Ltd.	51,967	802,080
Shopify Inc., Class A(a)	51,891	8,739,246
Sierra Wireless Inc.(a)	25,488	397,079
Sleep Country Canada Holdings Inc.(c)	9,481	149,582
SmartCentres Real Estate Investment Trust	60,544	1,535,152
SNC-Lavalin Group Inc.	97,541	2,716,115
Spin Master Corp.(a)(b)(c)	21,045	666,780
SSR Mining Inc.(a)	74,919	1,027,976
Stantec Inc.	63,654	1,514,164
Stars Group Inc. (The)(a)	100,004	1,811,540
Stella-Jones Inc.	33,593	1,084,553
Sun Life Financial Inc.	351,906	12,701,092
Suncor Energy Inc.	934,554	30,157,922
Superior Plus Corp.	138,827	1,147,995
Surge Energy Inc.(b)	418,893	430,599
Tahoe Resources Inc.(a)	191,879	727,600
Teck Resources Ltd., Class B	305,911	7,453,858
TELUS Corp.	101,194	3,545,989
TFI International Inc.	50,102	1,475,630
Theratechnologies Inc.(a)(b)	20,858	129,122
Thomson Reuters Corp.	121,330	6,347,814
TMX Group Ltd.	27,964	1,685,548
TORC Oil & Gas Ltd.	155,858	560,154
Torex Gold Resources Inc.(a)	57,686	627,681
Toromont Industries Ltd.	48,134	2,140,063
Toronto-Dominion Bank (The)	1,039,623	58,579,229
Total Energy Services Inc.	113,768	840,288
Tourmaline Oil Corp.	150,188	2,049,318
TransAlta Corp.	150,109	819,524
TransAlta Renewables Inc.	32,210	285,973
TransCanada Corp.	522,817	22,245,499
Transcontinental Inc., Class A	56,266	896,709
Turquoise Hill Resources Ltd.(a)	622,668	1,043,074
Uni-Select Inc.	11,172	164,352
Valener Inc.(b)	111,529	1,761,297
Vermilion Energy Inc.	81,982	2,010,067
Wajax Corp.	35,560	517,167
West Fraser Timber Co. Ltd.	32,867	1,958,806
Westshore Terminals Investment Corp.	49,885	829,961
Wheaton Precious Metals Corp.	262,605	5,534,841
Whitecap Resources Inc.	280,873	947,436
Winpak Ltd.	10,662	380,432
WSP Global Inc.	65,915	3,384,838
Yamana Gold Inc.	517,078	1,456,780

		903,460,281
Chile — 0.3%
AES Gener SA	1,922,180	585,647
Aguas Andinas SA, Class A	1,743,583	1,034,650
Banco de Chile	14,742,693	2,348,250
Banco de Credito e Inversiones SA	29,774	2,130,602
Banco Santander Chile	37,215,243	3,014,003
CAP SA	20,322	220,270
Cencosud SA	748,975	1,519,324
Cia. Cervecerias Unidas SA	106,869	1,458,613

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Colbun SA	5,230,239	$1,193,095
Empresa Nacional de Telecomunicaciones SA	80,870	782,229
Empresas CMPC SA	661,933	2,401,759
Empresas COPEC SA	237,030	3,265,976
Enel Americas SA	18,053,730	3,703,726
Enel Chile SA	17,507,280	1,852,097
Engie Energia Chile SA	436,928	882,980
Inversiones Aguas Metropolitanas SA	424,516	662,920
Itau CorpBanca	74,026,303	746,859
Latam Airlines Group SA	180,065	2,161,012
Parque Arauco SA	429,928	1,184,774
SACI Falabella	383,717	3,092,976
SONDA SA	450,703	783,303
Vina Concha y Toro SA	388,001	807,271

		35,832,336
China — 7.3%
21Vianet Group Inc., ADR(a)	56,599	508,259
3SBio Inc.(c)	1,011,000	1,687,856
51job Inc., ADR(a)	18,817	1,310,416
58.com Inc., ADR(a)	54,455	3,452,447
AAC Technologies Holdings Inc.(b)	445,500	2,753,610
Agile Group Holdings Ltd.	988,250	1,307,306
Agricultural Bank of China Ltd., Class A	3,028,200	1,679,374
Agricultural Bank of China Ltd., Class H	16,276,000	7,653,974
Air China Ltd., Class H	1,078,000	1,068,837
Ajisen China Holdings Ltd.	1,105,000	314,036
Alibaba Group Holding Ltd., ADR(a)(b)	746,473	125,773,236
Alibaba Health Information Technology Ltd.(a)	2,098,000	1,919,742
Alibaba Pictures Group Ltd.(a)(b)	9,900,000	1,715,881
Aluminum Corp. of China Ltd., Class H(a)(b)	2,540,000	935,502
Angang Steel Co. Ltd., Class A	381,695	295,896
Anhui Conch Cement Co. Ltd., Class H	737,000	3,982,413
ANTA Sports Products Ltd.	652,000	3,369,391
Anxin-China Holdings Ltd.(a)(d)	1,004,000	10,236
Autohome Inc., ADR(a)	35,174	2,545,894
AviChina Industry & Technology Co. Ltd., Class H	1,436,000	953,466
BAIC Motor Corp. Ltd., Class H(c)	655,500	426,045
Baidu Inc., ADR(a)	161,010	27,795,156
Bank of China Ltd., Class H	44,930,000	20,728,026
Bank of Communications Co. Ltd., Class H	4,961,000	4,204,398
Baozun Inc., ADR(a)(b)	25,078	897,792
BBMG Corp., Class H	413,000	141,058
Beijing Capital International Airport Co. Ltd., Class H	1,242,000	1,160,215
Beijing Enterprises Holdings Ltd.	294,000	1,665,452
Beijing Enterprises Water Group Ltd.(b)	3,550,000	2,049,460
Bitauto Holdings Ltd., ADR(a)(b)	21,637	420,191
BOC Aviation Ltd.(c)	65,500	553,436
Bosideng International Holdings Ltd.	3,932,000	751,654
Brilliance China Automotive Holdings Ltd.(b)	1,872,000	1,760,659
BYD Co. Ltd., Class H(b)	388,000	2,277,059
BYD Electronic International Co. Ltd.(b)	536,500	659,113
Camsing International Holding Ltd.	156,000	151,095
CAR Inc.(a)	147,000	122,333
CGN Power Co. Ltd., Class H(c)	7,474,000	1,952,630
Changyou.com Ltd., ADR	6,812	137,943
China Agri-Industries Holdings Ltd.	1,632,100	580,315
China Aoyuan Group Ltd.	456,000	346,938
China BlueChemical Ltd., Class H	1,506,000	489,416
China Cinda Asset Management Co. Ltd., Class H	6,056,000	1,559,015
China CITIC Bank Corp. Ltd., Class H	4,959,000	3,210,486

Security	Shares	Value

China (continued)
China Coal Energy Co. Ltd., Class H	61,000	$25,654
China Communications Construction Co. Ltd., Class H	2,608,000	2,609,097
China Communications Services Corp. Ltd., Class H	1,402,000	1,313,253
China Conch Venture Holdings Ltd.	1,016,500	3,387,599
China Construction Bank Corp., Class H	54,475,000	48,666,286
China Eastern Airlines Corp. Ltd., Class A	762,093	571,473
China Everbright Bank Co. Ltd., Class H	2,664,000	1,279,937
China Everbright International Ltd.(b)	1,995,629	2,004,098
China Everbright Ltd.	922,000	1,731,974
China Evergrande Group(b)	1,507,000	4,714,957
China First Capital Group Ltd.(a)	2,028,000	1,054,487
China Galaxy Securities Co. Ltd., Class H	2,176,500	1,123,380
China Gas Holdings Ltd.	1,037,200	3,297,965
China Goldjoy Group Ltd.	696,000	33,262
China Hongqiao Group Ltd.(b)	1,449,000	923,318
China Huarong Asset Management Co. Ltd., Class H(c)	6,081,000	1,232,211
China Huishan Dairy Holdings Co. Ltd.(a)(d)	262,905	670
China International Capital Corp. Ltd., Class H(c)	671,200	1,336,121
China Jinmao Holdings Group Ltd.	3,222,000	1,626,049
China Life Insurance Co. Ltd., Class H	4,247,000	10,467,710
China Literature Ltd.(a)(b)(c)	169,600	833,227
China LNG Group Ltd.(a)(b)	3,138,500	447,974
China Longyuan Power Group Corp. Ltd., Class H	1,898,000	1,417,447
China Lumena New Materials Corp.(a)(b)(d)	152,000	—
China Maple Leaf Educational Systems Ltd.(b)	1,172,000	503,350
China Medical System Holdings Ltd.	953,000	987,407
China Mengniu Dairy Co. Ltd.	1,619,000	5,003,473
China Merchants Bank Co. Ltd., Class A	495,497	2,157,707
China Merchants Bank Co. Ltd., Class H	2,170,677	9,460,939
China Merchants Port Holdings Co. Ltd.	914,000	1,805,472
China Metal Recycling Holdings Ltd.(a)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class H	3,488,000	2,662,663
China Mobile Ltd.	3,510,500	36,819,829
China Molybdenum Co. Ltd., Class H	2,910,000	1,175,615
China National Building Material Co. Ltd., Class H	2,252,000	1,788,008
China Oil and Gas Group Ltd.	8,632,000	583,043
China Oilfield Services Ltd., Class H	1,150,000	1,137,293
China Oriental Group Co. Ltd.	250,000	168,542
China Overseas Land & Investment Ltd.	2,190,000	8,233,397
China Pacific Insurance Group Co. Ltd., Class H	1,572,600	5,501,404
China Petroleum & Chemical Corp., Class H	14,610,200	12,233,042
China Power International Development Ltd.	5,140,000	1,323,206
China Railway Construction Corp. Ltd., Class H	1,267,500	1,757,478
China Railway Group Ltd., Class H	2,296,000	2,141,884
China Railway Signal & Communication Corp. Ltd., Class H(c)	323,000	255,627
China Reinsurance Group Corp., Class H	510,000	115,042
China Resources Beer Holdings Co. Ltd.	866,000	3,035,034
China Resources Cement Holdings Ltd.	1,498,000	1,513,903
China Resources Gas Group Ltd.	526,000	2,057,961
China Resources Land Ltd.	1,620,666	6,299,503
China Resources Medical Holdings Co. Ltd.	223,000	155,739
China Resources Pharmaceutical Group Ltd.(c)	971,000	1,378,534
China Resources Power Holdings Co. Ltd.	1,118,000	2,236,940
China SCE Group Holdings Ltd.	490,000	201,703
China Shenhua Energy Co. Ltd., Class H	1,963,500	4,954,605
China Shineway Pharmaceutical Group Ltd.	347,000	405,077
China Southern Airlines Co. Ltd., Class H	1,200,000	851,823

S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China State Construction International Holdings Ltd.	1,216,000	$1,156,073
China Taiping Insurance Holdings Co. Ltd.	991,368	2,716,354
China Telecom Corp. Ltd., Class H	7,562,000	4,086,161
China Tower Corp. Ltd., Class H(a)(c)	25,166,000	5,388,110
China Traditional Chinese Medicine Holdings Co. Ltd.	1,730,000	1,124,422
China Travel International Investment Hong Kong Ltd.	2,708,000	779,956
China Unicom Hong Kong Ltd.	3,278,000	3,738,909
China Vanke Co. Ltd., Class H	769,300	3,098,102
China Water Affairs Group Ltd.	358,000	380,506
China Youzan Ltd.(a)(b)	6,880,000	482,241
China Yuhua Education Corp Ltd., Class L(c)	454,000	182,255
China ZhengTong Auto Services Holdings Ltd.	753,500	397,554
Chinasoft International Ltd.	1,672,000	820,370
Chong Sing Holdings FinTech Group(a)(b)	19,788,000	196,702
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,518,000	876,361
CIFI Holdings Group Co. Ltd.	2,260,000	1,483,299
CITIC Ltd.	3,323,000	5,022,593
CITIC Resources Holdings Ltd.	4,378,000	384,980
CITIC Securities Co. Ltd., Class H	1,365,000	2,772,898
CNOOC Ltd.	10,598,000	17,720,285
Coolpad Group Ltd.(a)(d)	2,144,000	13,662
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	84,000	47,531
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	355,000	142,965
COSCO SHIPPING Ports Ltd.	1,066,000	1,108,563
Country Garden Holdings Co. Ltd.(b)	4,444,866	6,276,411
Country Garden Services Holdings Co. Ltd.(a)	687,000	1,057,637
CRRC Corp. Ltd., Class H	2,650,000	2,661,246
CSPC Pharmaceutical Group Ltd.	2,724,000	4,672,670
Ctrip.com International Ltd., ADR(a)(b)	242,959	8,090,535
Dah Chong Hong Holdings Ltd.	1,638,000	601,201
Dali Foods Group Co. Ltd.(c)	586,500	399,137
Daqo New Energy Corp., ADR(a)	4,041	161,882
Digital China Holdings Ltd.(a)(b)	865,000	415,595
Dongfeng Motor Group Co. Ltd., Class H	1,628,000	1,703,376
Dongyue Group Ltd.	140,000	89,209
ENN Energy Holdings Ltd.	464,600	4,434,799
Fang Holdings Ltd., ADR(a)	258,208	436,372
Fanhua Inc., ADR	29,265	755,330
Far East Horizon Ltd.	1,456,000	1,503,001
Fosun International Ltd.	1,812,000	2,701,824
Fu Shou Yuan International Group Ltd.	333,000	272,029
Fullshare Holdings Ltd.(b)	2,055,000	466,170
Future Land Development Holdings Ltd.	1,312,000	1,103,547
Fuyao Glass Industry Group Co. Ltd., Class H(c)	341,200	1,184,919
GCL New Energy Holdings Ltd.(a)	11,450,000	474,244
GCL-Poly Energy Holdings Ltd.(a)	10,286,000	812,739
GDS Holdings Ltd., ADR(a)(b)	36,943	1,049,181
Geely Automobile Holdings Ltd.	3,013,000	5,091,616
Genertec Universal Medical Group Co. Ltd.(c)	183,000	147,161
Genscript Biotech Corp.(a)(b)	618,000	948,261
GF Securities Co. Ltd., Class H	1,040,600	1,485,302
GOME Retail Holdings Ltd.(a)(b)	10,968,000	950,494
Great Wall Motor Co. Ltd., Class H(b)	1,804,500	1,223,437
Greentown China Holdings Ltd.	277,000	246,404
Greentown Service Group Co. Ltd.	104,000	94,898
Guangdong Investment Ltd.	1,862,000	3,549,966
Guangzhou Automobile Group Co. Ltd., Class H	1,821,600	1,968,620
Guangzhou R&F Properties Co. Ltd., Class H	658,400	1,307,285
Guotai Junan Securities Co. Ltd., Class A	713,026	1,782,618

Security	Shares	Value

China (continued)
Haier Electronics Group Co. Ltd.	759,000	$2,181,229
Haitian International Holdings Ltd.	565,000	1,296,086
Haitong Securities Co. Ltd., Class H	2,015,600	2,265,614
Hanergy Thin Film Power Group Ltd.(a)(d)	4,386	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	422,895	1,893,249
Harbin Electric Co. Ltd., Class H	806,000	430,390
Hengan International Group Co. Ltd.	423,500	3,324,659
HengTen Networks Group Ltd.(a)(b)	16,576,000	538,683
Hua Hong Semiconductor Ltd.(c)	354,000	783,188
Huadian Power International Corp. Ltd., Class H	350,000	162,361
Huaneng Power International Inc., Class H	2,408,000	1,509,853
Huaneng Renewables Corp. Ltd., Class H	3,098,000	888,335
Huatai Securities Co. Ltd., Class H(c)	1,052,200	1,960,463
Huazhu Group Ltd., ADR(b)	77,853	2,471,833
Hutchison China MediTech Ltd., ADR, NVS(a)(b)	32,444	736,479
IGG Inc.	685,000	1,040,590
Industrial & Commercial Bank of China Ltd., Class A	1,992,900	1,681,597
Industrial & Commercial Bank of China Ltd., Class H	39,115,000	30,208,483
Industrial Bank Co. Ltd., Class A	960,098	2,347,358
Inner Mongolia Yitai Coal Co. Ltd., Class B	823,200	954,089
JD.com Inc., ADR(a)(b)	425,595	10,576,036
Jiangsu Expressway Co. Ltd., Class H	812,000	1,175,567
Jiangxi Copper Co. Ltd., Class H	905,000	1,146,431
Jiayuan International Group Ltd.(b)	730,000	351,664
JinkoSolar Holding Co. Ltd., ADR(a)(b)	12,558	209,216
K Wah International Holdings Ltd.	1,575,000	865,109
Kaisa Group Holdings Ltd.	941,000	301,007
Kingboard Holdings Ltd.	504,000	1,763,136
Kingboard Laminates Holdings Ltd.	1,346,000	1,386,020
Kingdee International Software Group Co. Ltd.(b)	1,465,000	1,404,004
Kingsoft Corp. Ltd.(b)	626,000	1,188,704
Kunlun Energy Co. Ltd.(b)	1,918,000	2,043,468
Kweichow Moutai Co. Ltd., Class A	20,700	2,128,078
KWG Group Holdings Ltd.	870,500	854,225
Lee & Man Paper Manufacturing Ltd.	992,000	881,165
Legend Holdings Corp., Class H(c)	61,900	161,323
Lenovo Group Ltd.	4,196,000	3,048,058
Li Ning Co. Ltd.(a)	1,238,000	1,522,513
Logan Property Holdings Co. Ltd.	892,000	1,207,264
Longfor Group Holdings Ltd.	888,000	2,744,338
Lonking Holdings Ltd.	2,164,000	725,314
Luye Pharma Group Ltd.(b)(c)	1,179,500	876,354
Maanshan Iron & Steel Co. Ltd., Class H	526,000	250,709
Meitu Inc.(a)(c)	1,392,000	473,656
MMG Ltd.(a)	1,894,000	690,334
Momo Inc., ADR(a)(b)	84,824	2,581,194
NetEase Inc., ADR	45,027	11,343,652
New China Life Insurance Co. Ltd., Class H	482,300	2,040,649
New Oriental Education & Technology Group Inc., ADR(a)	85,658	6,599,092
Nexteer Automotive Group Ltd.	604,000	908,305
Nine Dragons Paper Holdings Ltd.	1,082,000	1,097,623
Noah Holdings Ltd., ADR(a)	21,387	1,005,189
Panda Green Energy Group Ltd.(a)	7,070,000	360,406
PAX Global Technology Ltd.	1,439,000	629,025
People’s Insurance Co. Group of China Ltd. (The), Class H	4,258,000	1,758,181
PetroChina Co. Ltd., Class H	11,978,000	7,724,098
Phoenix Media Investment Holdings Ltd.(b)	3,212,000	311,101

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	3,936,520	$4,058,578
Ping An Insurance Group Co. of China Ltd., Class A	323,600	3,038,303
Ping An Insurance Group Co. of China Ltd., Class H	3,015,000	29,163,661
Poly Property Group Co. Ltd.	1,737,000	613,186
Postal Savings Bank of China Co. Ltd., Class H(c)	708,000	397,008
Pou Sheng International Holdings Ltd.	712,000	137,923
Redco Group(c)	114,000	45,038
Renhe Commercial Holdings Co. Ltd.(a)(b)	4,036,000	154,307
Ronshine China Holdings Ltd.(a)	145,500	173,375
Sany Heavy Equipment International Holdings Co. Ltd.	1,428,000	473,167
Seaspan Corp.(b)	32,198	299,441
Semiconductor Manufacturing International Corp.(a)(b)	2,008,300	1,891,411
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,304,000	1,088,509
Shanghai Electric Group Co. Ltd., Class H	2,336,000	815,711
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	366,000	1,112,455
Shanghai Industrial Holdings Ltd.	609,000	1,279,050
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B	641,880	872,957
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	554,100	1,179,282
Shanghai Pudong Development Bank Co. Ltd., Class A	1,233,490	1,973,128
Shenzhen International Holdings Ltd.	692,000	1,340,487
Shenzhen Investment Ltd.	6,606,000	2,298,339
Shenzhou International Group Holdings Ltd.	463,200	5,451,530
Shimao Property Holdings Ltd.	668,500	1,891,330
Shougang Fushan Resources Group Ltd.	4,444,000	940,146
Shui On Land Ltd.	4,085,500	1,010,090
Sihuan Pharmaceutical Holdings Group Ltd.	3,183,000	669,320
SINA Corp./China(a)	39,450	2,423,019
Sino Biopharmaceutical Ltd.	4,056,000	3,411,574
Sinofert Holdings Ltd.(a)(b)	3,624,000	424,902
Sino-Ocean Group Holding Ltd.	2,065,000	1,010,565
Sinopec Engineering Group Co. Ltd., Class H	400,500	393,012
Sinopec Kantons Holdings Ltd.	908,000	414,268
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,897,000	896,921
Sinopharm Group Co. Ltd., Class H	673,600	3,008,867
Sinotrans Ltd., Class H	1,882,000	861,047
Sinotruk Hong Kong Ltd.	433,500	797,754
Skyfame Realty Holdings Ltd.	794,000	129,522
Skyworth Digital Holdings Ltd.	1,730,000	518,116
SOHO China Ltd.(a)	1,738,500	702,339
Sohu.com Ltd., ADR(a)(b)	29,526	611,188
SSY Group Ltd.	1,266,000	1,134,232
Sun Art Retail Group Ltd.	1,504,000	1,487,382
Sunac China Holdings Ltd.	1,426,000	5,633,706
Sunny Optical Technology Group Co. Ltd.(b)	416,600	4,093,423
TAL Education Group, Class A, ADR(a)	208,748	6,477,450
Tencent Holdings Ltd.	3,283,100	144,768,196
Tianneng Power International Ltd.	564,000	523,986
Tibet Water Resources Ltd.(a)	384,000	139,962
Tingyi Cayman Islands Holding Corp.	1,134,000	1,578,151
Tong Ren Tang Technologies Co. Ltd., Class H	637,000	855,644
Towngas China Co. Ltd.	844,000	671,182
TravelSky Technology Ltd., Class H	661,000	1,785,872
Tsingtao Brewery Co. Ltd., Class H	246,000	1,080,034
Uni-President China Holdings Ltd.	382,000	338,833
Vipshop Holdings Ltd., ADR(a)	251,960	1,937,572

Security	Shares	Value

China (continued)
Want Want China Holdings Ltd.	3,141,000	$2,533,872
Weibo Corp., ADR(a)(b)	31,701	1,922,983
Weichai Power Co. Ltd., Class H	1,149,000	1,537,525
West China Cement Ltd.	3,298,000	470,741
Wise Talent Information Technology Co. Ltd.(a)	16,200	53,988
Wuxi Biologics Cayman Inc.(a)(c)	292,500	2,514,321
Xinyi Solar Holdings Ltd.(b)	2,287,600	962,071
Yadea Group Holdings Ltd.(c)	146,000	56,192
Yanzhou Coal Mining Co. Ltd., Class H	1,138,000	1,038,409
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	45,600	184,511
Yihai International Holding Ltd.	349,000	1,063,007
Yuexiu Property Co. Ltd.	6,032,080	1,168,486
Yuexiu REIT	1,474,000	1,021,902
Yuexiu Transport Infrastructure Ltd.	202,000	155,747
Yum China Holdings Inc.	216,634	7,896,309
Yuzhou Properties Co. Ltd.	482,000	237,723
YY Inc., ADR(a)	28,357	1,968,827
Zai Lab Ltd., ADR(a)	9,939	268,254
Zhaojin Mining Industry Co. Ltd., Class H	538,000	562,224
Zhejiang Expressway Co. Ltd., Class H	1,242,000	1,272,596
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	243,700	838,556
Zhongsheng Group Holdings Ltd.	424,000	759,739
Zhuzhou CRRC Times Electric Co. Ltd., Class H	351,900	1,950,839
Zijin Mining Group Co. Ltd., Class H	3,632,000	1,351,580
ZTE Corp., Class H(a)(b)	474,840	954,921

		974,749,538
Colombia — 0.1%
Almacenes Exito SA	99,371	451,063
Bancolombia SA	115,531	1,240,001
Cementos Argos SA	221,718	576,727
Corp. Financiera Colombiana SA(a)	104,424	638,722
Ecopetrol SA	3,002,925	2,822,834
Grupo Argos SA/Colombia	154,497	923,116
Grupo de Inversiones Suramericana SA	159,336	1,768,639
Interconexion Electrica SA ESP	247,955	1,111,143

		9,532,245
Czech Republic — 0.0%
CEZ AS	119,631	3,022,149
Komercni Banka AS	46,176	1,863,947

		4,886,096
Denmark — 1.2%
ALK-Abello A/S(a)	5,116	789,387
Alm Brand A/S	28,390	243,895
Ambu A/S, Series B	94,119	2,496,571
AP Moller - Maersk A/S, Class A	2,218	2,772,969
AP Moller - Maersk A/S, Class B, NVS	3,693	4,916,130
Bang & Olufsen A/S(a)	31,588	466,036
Bavarian Nordic A/S(a)(b)	27,937	649,383
Carlsberg A/S, Class B	62,928	7,208,737
Chr Hansen Holding A/S	58,639	5,569,304
Coloplast A/S, Class B	72,223	6,606,392
D/S Norden A/S(a)	26,209	365,731
Danske Bank A/S	411,526	7,620,969
Dfds A/S	23,413	1,106,800
DSV A/S	111,494	8,899,781
FLSmidth & Co. A/S	21,995	1,030,641
Genmab A/S(a)	36,304	5,284,721

S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	79,510	$3,431,190
H Lundbeck A/S	38,631	1,696,180
ISS A/S	94,675	2,680,826
Jyske Bank A/S, Registered	31,675	1,190,204
Matas A/S	15,496	176,229
Netcompany Group A/S(a)(c)	15,457	522,605
Nilfisk Holding A/S(a)	20,308	753,720
NKT A/S(a)(b)	18,632	337,025
Novo Nordisk A/S, Class B	1,045,820	48,892,475
Novozymes A/S, Class B	133,355	5,576,526
Orsted A/S(c)	111,899	8,065,382
Pandora A/S	66,349	2,879,552
Per Aarsleff Holding A/S	7,485	247,318
Rockwool International A/S, Class B	5,216	1,398,009
Royal Unibrew A/S	32,589	2,456,107
Scandinavian Tobacco Group A/S(c)	30,202	391,513
Schouw & Co. A/S	5,379	435,650
SimCorp A/S	24,416	1,930,571
Spar Nord Bank A/S	18,008	152,491
Sydbank A/S	37,333	864,060
Topdanmark A/S	23,941	1,142,798
Tryg A/S	59,894	1,530,740
Vestas Wind Systems A/S	113,690	9,400,055
William Demant Holding A/S(a)	54,916	1,735,193
Zealand Pharma A/S(a)	13,566	196,603

		154,110,469
Egypt — 0.0%
Commercial International Bank Egypt SAE	600,356	2,817,838
Egyptian Financial Group-Hermes Holding Co.(a)	806,874	779,963
EISewedy Electric Co.	115,640	115,575
Global Telecom Holding SAE(a)	3,373,571	861,986

		4,575,362
Finland — 0.9%
Amer Sports OYJ	63,114	2,809,901
Cargotec OYJ, Class B	28,761	962,992
Caverion OYJ(a)(b)	80,645	495,993
Citycon OYJ	217,652	445,545
Cramo OYJ	14,558	278,632
DNA OYJ	25,465	537,060
Elisa OYJ	76,432	3,205,503
Finnair OYJ	24,965	209,833
Fortum OYJ	264,860	6,023,565
Huhtamaki OYJ	62,220	2,046,875
Kemira OYJ	92,100	1,121,266
Kesko OYJ, Class B	35,906	2,069,080
Kone OYJ, Class B	197,147	9,589,306
Konecranes OYJ	37,061	1,283,423
Metsa Board OYJ	156,120	1,135,747
Metso OYJ	51,009	1,498,375
Neste OYJ	74,834	6,881,481
Nokia OYJ	3,276,798	20,709,862
Nokian Renkaat OYJ	66,495	2,214,216
Nordea Bank Abp	1,742,322	15,824,322
Orion OYJ, Class B	58,583	2,072,425
Outokumpu OYJ	205,544	883,735
Outotec OYJ(a)	121,809	498,978
Ramirent OYJ(a)	78,570	539,128
Sampo OYJ, Class A	262,975	12,060,969
Sanoma OYJ	33,384	324,839

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	326,960	$4,387,614
Tieto OYJ	42,829	1,229,586
Tikkurila OYJ	8,052	121,589
Tokmanni Group Corp.	19,795	193,521
UPM-Kymmene OYJ	313,994	9,100,983
Uponor OYJ	58,538	665,985
Valmet OYJ	68,500	1,544,496
Wartsila OYJ Abp	258,998	4,227,487
YIT OYJ	115,432	747,694

		117,942,006
France — 6.6%
ABC arbitrage	205,707	1,456,357
Accor SA, NVS	103,353	4,510,067
Aeroports de Paris, NVS	17,176	3,295,277
Air France-KLM, NVS(a)	104,962	1,324,825
Air Liquide SA	244,329	29,703,634
Airbus SE	336,396	38,684,664
Akka Technologies, NVS	3,036	190,556
AKWEL, NVS	27,114	489,702
Albioma SA	5,446	122,231
ALD SA(c)	68,373	995,588
Alstom SA, NVS	89,842	3,626,677
Alten SA, NVS	18,500	1,775,707
Altran Technologies SA, NVS	133,450	1,261,002
Amundi SA(c)	30,518	1,757,897
APERAM SA	33,621	1,030,043
Arkema SA, NVS	38,495	3,662,665
Assystem SA, NVS	25,959	845,941
Atos SE	54,786	5,011,532
AXA SA, NVS	1,099,564	25,543,000
Beneteau SA, NVS	10,477	149,071
BioMerieux, NVS	23,140	1,638,257
BNP Paribas SA	630,595	29,641,289
Boiron SA, NVS	11,973	663,565
Bollore SA, NVS	531,428	2,196,452
Bonduelle SCA, NVS	21,952	792,188
Bouygues SA, NVS	125,421	4,449,829
Bureau Veritas SA, NVS	138,240	3,077,295
Capgemini SE	92,879	10,282,256
Carrefour SA, NVS	333,940	6,623,254
Casino Guichard Perrachon SA, NVS(b)	29,693	1,465,403
Cellectis SA, NVS(a)(b)	40,348	710,201
CGG SA(a)	442,020	832,815
Chargeurs SA, NVS(b)	27,524	611,119
Cie. de Saint-Gobain, NVS	269,530	9,315,275
Cie. Generale des Etablissements Michelin SCA, NVS	95,583	10,401,736
Cie. Plastic Omnium SA, NVS	45,146	1,243,784
CNP Assurances, NVS	96,006	2,185,615
Coface SA(a)	96,389	887,024
Covivio	16,671	1,708,231
Covivio(a)	9,211	940,127
Credit Agricole SA	612,863	7,003,461
Danone SA, NVS	350,129	25,511,466
Dassault Aviation SA, NVS	1,434	2,140,721
Dassault Systemes SE, NVS	74,767	9,398,444
DBV Technologies SA(a)	20,157	264,366
Derichebourg SA, NVS	88,219	403,288
Edenred, NVS	143,358	5,829,741
Eiffage SA, NVS	43,319	4,071,946

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Electricite de France SA, NVS	348,277	$5,766,665
Elior Group SA(c)	59,694	842,499
Elis SA, NVS	112,111	1,817,708
Engie SA	1,008,083	16,176,791
Eramet, NVS	7,486	522,690
EssilorLuxottica SA, NVS	166,064	21,084,365
Etablissements Maurel et Prom(a)	89,105	352,229
Eurazeo SE, NVS	24,621	1,833,513
Eurofins Scientific SE, NVS	6,604	2,664,339
Europcar Mobility Group, NVS(c)	88,528	781,161
Eutelsat Communications SA	101,399	2,152,479
Faurecia SA, NVS	40,802	1,786,584
FIGEAC-AERO(a)(b)	23,739	368,820
Fnac Darty SA(a)	14,289	1,008,348
Gaztransport Et Technigaz SA	16,074	1,360,253
Gecina SA	25,091	3,690,962
Genfit, NVS(a)(b)	31,249	646,137
Getlink SE, NVS	268,523	3,937,730
Guerbet, NVS	9,182	595,277
Hermes International, NVS	18,063	10,868,914
ICADE	15,798	1,334,177
ID Logistics Group, NVS(a)	3,314	558,229
Iliad SA, NVS	14,960	1,718,301
Imerys SA, NVS	20,243	1,068,480
Ingenico Group SA, NVS	34,267	1,872,009
Innate Pharma SA(a)	20,371	157,078
Interparfums SA, NVS	4,238	212,508
Ipsen SA, NVS	21,888	2,762,691
IPSOS, NVS	29,201	679,515
Jacquet Metal Service SA, NVS	34,632	654,890
JCDecaux SA	42,312	1,256,497
Kaufman & Broad SA, NVS	3,810	154,062
Kering SA, NVS	43,450	21,812,299
Klepierre SA	111,141	3,820,760
Korian SA	27,687	987,394
Lagardere SCA, NVS	56,601	1,482,735
Legrand SA	153,166	9,096,833
LISI, NVS	14,788	470,027
LNA Sante SA, NVS	9,017	491,979
L’Oreal SA	142,544	34,364,387
LVMH Moet Hennessy Louis Vuitton SE, NVS	158,392	50,843,676
Maisons du Monde SA(c)	38,660	999,883
Mercialys SA	61,063	938,894
Mersen SA, NVS	24,278	796,733
Metropole Television SA	41,999	643,360
Natixis SA	452,330	2,321,084
Neopost SA	36,691	922,856
Nexans SA	18,767	562,042
Nexity SA	25,648	1,200,735
Oeneo SA, NVS	50,644	633,415
Orange SA, NVS	1,115,528	17,369,764
Orpea, NVS	26,599	2,646,172
Pernod Ricard SA, NVS	120,521	20,052,307
Peugeot SA, NVS	341,656	8,620,806
Publicis Groupe SA, NVS	120,747	7,384,773
Rallye SA, NVS(b)	30,789	355,055
Remy Cointreau SA, NVS	11,964	1,393,401
Renault SA, NVS	108,382	7,691,844
Rexel SA	153,214	1,751,021
Rubis SCA	50,914	3,040,826

Security	Shares	Value

France (continued)
Safran SA, NVS	192,201	$25,251,939
Sanofi, NVS	642,084	55,861,068
Sartorius Stedim Biotech, NVS	16,363	1,808,102
Schneider Electric SE, NVS	309,579	22,052,448
SCOR SE	89,941	3,789,605
SEB SA, NVS	12,540	1,928,128
SES SA	211,791	4,330,607
Societe BIC SA, NVS	14,274	1,433,955
Societe Generale SA, NVS	424,205	13,210,499
Sodexo SA, NVS	50,945	5,319,570
SOITEC,NVS(a)	15,387	1,185,587
Solocal Group, NVS(a)(b)	447,338	230,984
Solutions 30 SE(a)	85,650	1,096,794
Sopra Steria Group, NVS	10,817	1,095,976
SPIE SA, NVS	81,906	1,236,816
STMicroelectronics NV	412,971	6,570,116
Suez	212,482	2,727,041
Tarkett SA, NVS	6,489	141,321
Technicolor SA, Registered(a)	146,912	164,781
Teleperformance, NVS	33,990	5,861,972
Television Francaise 1	51,677	419,821
Thales SA, NVS	61,483	6,819,232
TOTAL SA, NVS	1,351,543	74,408,700
Trigano SA, NVS	7,309	708,677
Ubisoft Entertainment SA, NVS(a)	46,592	4,143,303
Unibail-Rodamco-Westfield	61,983	11,177,591
Unibail-Rodamco-Westfield, New(a)	14,724	2,655,226
Valeo SA, NVS	139,834	4,375,539
Vallourec SA, NVS(a)(b)	264,558	476,600
Veolia Environnement SA, NVS	300,136	6,343,681
Vicat SA, NVS	12,741	638,879
Vinci SA	285,612	25,195,526
Virbac SA, NVS(a)	4,568	644,711
Vivendi SA, NVS	593,196	15,137,934
Wendel SA, NVS	14,047	1,716,591
Worldline SA/France, NVS(a)(c)	23,204	1,246,602

		874,512,468
Germany — 5.3%
1&1 Drillisch AG(b)	30,564	1,272,363
Aareal Bank AG	31,691	1,025,460
adidas AG	108,709	25,908,102
ADLER Real Estate AG	19,351	310,416
ADO Properties SA(c)	28,930	1,737,796
ADVA Optical Networking SE(a)	14,489	123,942
AIXTRON SE(a)	74,593	744,990
Allianz SE, Registered	246,238	52,248,348
alstria office REIT AG	72,549	1,093,857
Amadeus Fire AG	1,843	184,406
Aroundtown SA	521,318	4,617,997
AURELIUS Equity Opportunities SE & Co KGaA(b)	18,036	774,008
Aurubis AG	20,278	1,110,581
Axel Springer SE	23,774	1,456,723
BASF SE	526,594	38,562,600
Bayer AG, Registered	534,884	40,630,410
Bayerische Motoren Werke AG	193,735	16,330,242
BayWa AG(b)	21,460	587,289
Bechtle AG	15,409	1,226,181
Beiersdorf AG	59,554	5,965,664
Bertrandt AG	9,195	790,255
Bilfinger SE	22,094	705,793

S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Borussia Dortmund GmbH & Co. KGaA	29,633	$305,511
Brenntag AG	88,706	4,198,658
CANCOM SE	27,421	1,065,378
Carl Zeiss Meditec AG, Bearer	22,259	2,021,576
CECONOMY AG	79,771	375,286
comdirect bank AG	69,378	799,262
Commerzbank AG(a)	573,650	4,121,206
CompuGroup Medical SE	9,090	452,884
Continental AG	63,241	9,988,690
Corestate Capital Holding SA	5,351	196,480
Covestro AG(c)	111,495	6,163,903
CTS Eventim AG & Co. KGaA	32,752	1,393,513
Daimler AG, Registered	520,522	30,855,110
Delivery Hero SE(a)(c)	51,770	1,912,792
Deutsche Bank AG, Registered	1,119,351	9,948,953
Deutsche Beteiligungs AG	3,261	127,596
Deutsche Boerse AG	111,436	14,864,561
Deutsche EuroShop AG	41,820	1,303,309
Deutsche Lufthansa AG, Registered	127,849	3,236,208
Deutsche Pfandbriefbank AG(c)	94,359	1,065,940
Deutsche Post AG, Registered	568,038	16,790,238
Deutsche Telekom AG, Registered	1,907,993	31,066,532
Deutsche Wohnen SE	213,557	10,681,550
Deutz AG	124,956	889,677
DMG Mori AG	25,770	1,296,635
Duerr AG	28,611	1,172,020
DWS Group GmbH & Co. KGaA(a)(c)	10,884	293,300
E.ON SE	1,259,195	13,986,271
ElringKlinger AG	35,880	316,189
Evonik Industries AG	78,927	2,160,875
Evotec AG(a)	71,243	1,672,559
Fraport AG Frankfurt Airport Services Worldwide	19,390	1,533,849
Freenet AG	62,717	1,337,102
Fresenius Medical Care AG & Co. KGaA	125,057	9,235,441
Fresenius SE & Co. KGaA	239,355	12,441,545
GEA Group AG	88,863	2,449,219
Gerresheimer AG	15,819	1,072,754
Grand City Properties SA	66,101	1,645,892
GRENKE AG(b)	14,252	1,311,547
Hamborner REIT AG	155,084	1,631,811
Hamburger Hafen und Logistik AG	31,312	698,818
Hannover Rueck SE	34,090	4,924,774
Hapag-Lloyd AG(b)(c)	25,972	655,634
HeidelbergCement AG	89,019	6,165,461
Heidelberger Druckmaschinen AG(a)	280,650	568,064
HelloFresh SE(a)	31,830	317,205
Henkel AG & Co. KGaA	61,408	5,640,530
HOCHTIEF AG	10,996	1,646,565
HUGO BOSS AG	34,659	2,491,159
Hypoport AG(a)	1,410	295,106
Indus Holding AG	21,308	1,058,679
Infineon Technologies AG	670,394	14,934,859
Innogy SE(a)	58,632	2,516,170
Isra Vision AG	8,108	273,989
Jenoptik AG	41,210	1,333,476
K+S AG, Registered	103,583	2,018,179
KION Group AG	39,664	2,294,737
Kloeckner & Co. SE	60,020	448,688
Koenig & Bauer AG(b)	4,088	194,198
Krones AG	10,113	846,523

Security	Shares	Value

Germany (continued)
KWS Saat SE	2,239	$707,798
LANXESS AG	45,719	2,519,141
LEG Immobilien AG	38,925	4,578,109
Leoni AG(b)	21,819	808,920
Merck KGaA	73,745	7,749,378
METRO AG	94,767	1,605,551
MorphoSys AG(a)	17,980	1,945,517
MTU Aero Engines AG	31,286	6,756,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	86,083	19,211,913
Nemetschek SE	11,241	1,443,340
Nordex SE(a)	46,705	533,237
Norma Group SE	18,460	977,334
OSRAM Licht AG	56,052	2,386,798
PATRIZIA Immobilien AG	45,129	1,006,666
Pfeiffer Vacuum Technology AG(b)	6,027	845,096
ProSiebenSat.1 Media SE	130,039	2,332,202
Puma SE	4,709	2,628,725
QIAGEN NV(a)	135,561	5,008,691
Rational AG	1,904	1,195,055
Rheinmetall AG	24,173	2,512,444
RHOEN-KLINIKUM AG	38,352	1,002,479
RIB Software SE	19,231	279,143
Rocket Internet SE(a)(c)	40,267	1,017,420
RTL Group SA	20,957	1,148,489
RWE AG	298,894	7,421,780
SAF-Holland SA	16,001	200,311
Salzgitter AG	26,587	802,951
SAP SE	564,797	58,488,865
Scout24 AG(c)	61,405	2,887,416
SGL Carbon SE(a)	53,414	439,448
Siemens AG, Registered	438,980	48,245,096
Siemens Healthineers AG(a)(c)	84,686	3,345,178
Siltronic AG	11,695	1,163,196
Sixt SE	11,182	1,017,481
Software AG	22,651	823,911
Stabilus SA	15,006	938,415
Stroeer SE & Co. KGaA	24,856	1,394,107
Suedzucker AG(b)	45,316	737,329
Symrise AG	72,628	6,050,264
TAG Immobilien AG	64,291	1,625,906
Takkt AG	11,427	193,269
Telefonica Deutschland Holding AG	415,574	1,459,162
thyssenkrupp AG	254,188	4,512,103
TLG Immobilien AG	69,829	2,147,357
TUI AG	248,944	3,779,043
Uniper SE	105,921	3,071,291
United Internet AG, Registered(e)	69,485	2,757,879
Varta AG(a)	4,245	152,850
Volkswagen AG	18,623	3,248,081
Vonovia SE	292,087	14,683,145
Vossloh AG	15,636	736,499
Wacker Neuson SE	8,712	194,833
Washtec AG	2,940	208,820
Wirecard AG	69,339	11,512,767
XING SE	1,017	305,159
Zalando SE(a)(c)	60,206	1,841,071
zooplus AG(a)(b)	5,512	664,730

		711,361,430

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.1%
Alpha Bank AE(a)	827,168	$828,594
Eurobank Ergasias SA(a)	1,139,762	711,454
FF Group(a)(d)	16,274	187
Grivalia Properties REIC AE	12,585	122,023
Hellenic Telecommunications Organization SA	135,659	1,704,497
JUMBO SA	81,083	1,328,592
Motor Oil Hellas Corinth Refineries SA	33,842	844,596
Mytilineos Holdings SA	70,925	668,967
National Bank of Greece SA(a)	380,699	427,004
OPAP SA	157,223	1,537,957
Piraeus Bank SA(a)(b)	180,302	117,926
Terna Energy SA	86,037	587,402
Titan Cement Co. SA	28,890	651,725

		9,530,924
Hong Kong — 2.5%
Agritrade Resources Ltd.	1,070,000	218,181
AIA Group Ltd.	6,917,400	62,150,547
ASM Pacific Technology Ltd.	189,300	2,032,514
Ausnutria Dairy Corp. Ltd.	179,000	205,309
Bank of East Asia Ltd. (The)	737,800	2,477,606
BeiGene Ltd., ADR(a)(b)	18,864	2,442,511
BOC Hong Kong Holdings Ltd.	2,098,000	8,047,944
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	1,325,000	175,615
Cafe de Coral Holdings Ltd.	484,000	1,304,574
Champion REIT	1,147,000	869,748
China Ding Yi Feng Holdings Ltd.(a)(b)	592,000	2,078,530
Chow Sang Sang Holdings International Ltd.	264,000	387,587
CK Asset Holdings Ltd.	1,487,888	12,467,488
CK Hutchison Holdings Ltd.	1,541,388	15,508,759
CK Infrastructure Holdings Ltd.	384,000	3,100,208
CLP Holdings Ltd.	939,500	10,877,640
Dah Sing Banking Group Ltd.	526,400	1,026,408
Dah Sing Financial Holdings Ltd.	141,600	781,383
Dairy Farm International Holdings Ltd.	214,800	1,939,644
Esprit Holdings Ltd.(a)(b)	1,613,650	335,204
First Pacific Co. Ltd.	1,549,000	669,212
Galaxy Entertainment Group Ltd.	1,379,000	9,490,104
Giordano International Ltd.	1,570,000	788,331
Guotai Junan International Holdings Ltd.	4,422,000	772,062
Haitong International Securities Group Ltd.	2,693,000	940,372
Hang Lung Group Ltd.	698,000	2,045,956
Hang Lung Properties Ltd.	1,108,000	2,414,620
Hang Seng Bank Ltd.	435,400	9,965,698
Health and Happiness H&H International Holdings Ltd.(a)(b)	136,000	828,476
Henderson Land Development Co. Ltd.	716,856	4,060,847
HK Electric Investments & HK Electric Investments Ltd.	1,576,000	1,604,782
HKBN Ltd.	206,500	318,433
HKT Trust & HKT Ltd.	2,444,600	3,601,460
Hong Kong & China Gas Co. Ltd.	5,363,665	11,634,136
Hong Kong Exchanges & Clearing Ltd.	677,100	21,055,017
Hongkong Land Holdings Ltd.	731,800	5,247,006
Hopewell Holdings Ltd.	432,000	1,990,238
Hutchison Telecommunications Hong Kong Holdings Ltd.	294,000	116,151
Hysan Development Co. Ltd.	371,000	1,924,338
Jardine Matheson Holdings Ltd.	127,100	8,492,822
Jardine Strategic Holdings Ltd.	131,000	5,014,680
Johnson Electric Holdings Ltd.	340,750	774,718

Security	Shares	Value

Hong Kong (continued)
Kerry Logistics Network Ltd.	463,500	$726,554
Kerry Properties Ltd.	372,500	1,538,099
Landing International Development Ltd.(a)	1,231,800	405,017
Leyou Technologies Holdings Ltd.(a)(b)	1,425,000	395,899
Li & Fung Ltd.	4,032,000	683,416
Lifestyle International Holdings Ltd.	163,500	246,291
Link REIT	1,221,000	13,382,186
Luk Fook Holdings International Ltd.	256,000	742,223
Man Wah Holdings Ltd.(b)	1,610,400	757,309
Mandarin Oriental International Ltd.	96,300	185,859
Melco International Development Ltd.	536,000	1,244,589
Melco Resorts & Entertainment Ltd., ADR	147,870	3,191,035
MGM China Holdings Ltd.(b)	764,400	1,469,045
Microport Scientific Corp.	166,000	159,300
Minth Group Ltd.	458,000	1,593,460
MTR Corp. Ltd.	856,500	4,780,952
New World Development Co. Ltd.	3,384,666	5,305,592
NewOcean Energy Holdings Ltd.(a)(b)	1,074,000	346,288
NWS Holdings Ltd.	1,102,000	2,522,324
Pacific Basin Shipping Ltd.	1,469,000	290,179
Pacific Textiles Holdings Ltd.	319,000	278,074
PCCW Ltd.	4,361,000	2,595,469
Power Assets Holdings Ltd.	811,500	5,455,367
Sa Sa International Holdings Ltd.	1,084,000	411,679
Sands China Ltd.	1,394,800	6,630,308
Shangri-La Asia Ltd.	816,000	1,058,646
Shun Tak Holdings Ltd.	1,670,000	661,896
Sino Land Co. Ltd.	1,924,000	3,447,493
SITC International Holdings Co. Ltd.	281,000	257,841
SJM Holdings Ltd.	1,213,000	1,270,707
SmarTone Telecommunications Holdings Ltd.	550,500	653,161
Sun Hung Kai Properties Ltd.	886,000	14,814,279
Swire Pacific Ltd., Class A	267,500	3,160,214
Swire Properties Ltd.	772,400	3,002,307
Techtronic Industries Co. Ltd.	818,500	4,740,952
Television Broadcasts Ltd.	175,800	327,999
Texwinca Holdings Ltd.(b)	1,090,000	418,125
Town Health International Medical Group Ltd.(a)(b)(d)	1,647,000	2,099
Value Partners Group Ltd.	1,056,000	780,557
VTech Holdings Ltd.	119,600	1,140,869
WH Group Ltd.(c)	5,475,000	4,688,850
Wharf Holdings Ltd. (The)	628,000	1,892,796
Wharf Real Estate Investment Co. Ltd.	681,000	4,643,162
Wheelock & Co. Ltd.	433,000	2,770,158
Wynn Macau Ltd.	916,800	2,224,613
Xinyi Glass Holdings Ltd.	1,114,000	1,348,720
Yue Yuen Industrial Holdings Ltd.	434,500	1,484,012

		332,302,829
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	260,041	439,785
MOL Hungarian Oil & Gas PLC	217,027	2,600,782
OTP Bank Nyrt	131,385	5,421,498
Richter Gedeon Nyrt	83,304	1,777,691

		10,239,756
India — 2.3%
Aarti Industries	6,344	145,010
Adani Enterprises Ltd.	70,397	135,756
Adani Ports & Special Economic Zone Ltd.	352,988	1,680,813
Adani Power Ltd.(a)	600,752	384,339

S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Transmissions Ltd.(a)	167,371	$502,207
Aditya Birla Fashion and Retail Ltd.(a)	52,798	155,528
AIA Engineering Ltd.	36,989	835,893
Ambuja Cements Ltd.	442,683	1,306,512
Apollo Hospitals Enterprise Ltd.	58,526	1,090,903
Apollo Tyres Ltd.	99,220	285,090
Ashok Leyland Ltd.	758,590	867,173
Asian Paints Ltd.	175,564	3,487,088
Astral Poly Technik Ltd.	86,747	1,379,755
AU Small Finance Bank Ltd.(c)	42,937	352,727
Aurobindo Pharma Ltd.	155,942	1,727,378
Avenue Supermarts Ltd.(a)(c)	81,641	1,578,236
Axis Bank Ltd.(a)	1,033,406	10,501,160
Bajaj Auto Ltd.	50,999	1,831,826
Bajaj Finance Ltd.	108,740	3,936,856
Bajaj Finserv Ltd.	24,734	2,118,631
Balkrishna Industries Ltd.	71,607	816,151
Bata India Ltd.	23,830	374,806
Bharat Financial Inclusion Ltd.(a)	99,215	1,320,123
Bharat Forge Ltd.	181,901	1,260,928
Bharat Petroleum Corp. Ltd.	442,938	2,151,475
Bharti Airtel Ltd.	828,174	3,567,949
Bharti Infratel Ltd.	336,206	1,381,555
Bosch Ltd.	6,099	1,616,655
Britannia Industries Ltd.	39,141	1,759,859
Cadila Healthcare Ltd.	156,793	703,165
Canara Bank(a)	68,667	241,522
Century Textiles & Industries Ltd.	18,154	202,573
CESC Ltd.	20,263	197,701
Cipla Ltd./India	205,573	1,495,260
City Union Bank Ltd.	42,409	113,894
Coal India Ltd.	411,018	1,298,301
Container Corp. of India Ltd.	116,710	1,075,695
Crompton Greaves Consumer Electricals Ltd.	323,919	974,444
Dabur India Ltd.	321,592	2,006,106
DCB Bank Ltd.	336,961	844,061
Dewan Housing Finance Corp. Ltd.	85,113	162,639
Dish TV India Ltd.	239,213	79,547
Divi’s Laboratories Ltd.	50,066	1,060,312
Dr. Reddy’s Laboratories Ltd.	67,781	2,593,062
Edelweiss Financial Services Ltd.	335,762	727,280
Eicher Motors Ltd.	8,671	2,317,194
Escorts Ltd.	34,863	323,336
Exide Industries Ltd.	79,572	253,865
FDC Ltd./India(a)	247,678	573,574
Federal Bank Ltd.	939,604	1,134,870
Finolex Cables Ltd.	124,268	725,479
Fortis Healthcare Ltd.(a)	118,964	226,152
GAIL India Ltd.	480,157	2,242,466
Gillette India Ltd.	10,471	957,003
Glenmark Pharmaceuticals Ltd.	105,456	966,260
GMR Infrastructure Ltd.(a)	2,705,315	578,189
Godrej Consumer Products Ltd.	223,621	2,230,236
Godrej Industries Ltd.	24,228	171,456
Godrej Properties Ltd.(a)	18,444	192,402
Graphite India Ltd.	45,153	359,059
Grasim Industries Ltd.	228,549	2,316,983
GRUH Finance Ltd.	74,977	219,913
Havells India Ltd.	174,157	1,747,080
HCL Technologies Ltd.	327,132	4,623,637

Security	Shares	Value

India (continued)
HEG Ltd.	4,631	$155,824
Hero MotoCorp Ltd.	35,273	1,296,427
Hexaware Technologies Ltd.	41,757	201,152
Hindalco Industries Ltd.	750,631	2,200,598
Hindustan Petroleum Corp. Ltd.	356,920	1,171,834
Hindustan Unilever Ltd.	390,737	9,687,388
Housing Development Finance Corp. Ltd.	944,282	25,523,629
ICICI Bank Ltd.	1,429,787	7,326,854
IDFC First Bank Ltd.(a)	1,633,763	1,038,331
IIFL Holdings Ltd.	90,752	548,442
Indiabulls Housing Finance Ltd.	164,144	1,534,119
Indiabulls Real Estate Ltd.(a)	87,491	90,542
Indiabulls Ventures Ltd.	113,498	542,993
Indian Bank(a)	34,798	110,285
Indian Hotels Co. Ltd. (The)	97,670	195,079
Indian Oil Corp. Ltd.	843,204	1,622,504
Indraprastha Gas Ltd.	83,589	333,263
Info Edge India Ltd.	57,868	1,421,761
Infosys Ltd.	2,047,034	21,574,161
InterGlobe Aviation Ltd.(c)	60,964	1,018,181
ITC Ltd.	2,021,141	7,918,883
Jammu & Kashmir Bank Ltd. (The)(a)	515,871	297,395
Jindal Steel & Power Ltd.(a)	205,067	389,547
JSW Steel Ltd.	550,102	2,123,988
Jubilant Foodworks Ltd.	56,101	992,693
Jubilant Life Sciences Ltd.	23,710	234,516
Kajaria Ceramics Ltd.	22,743	172,059
Karur Vysya Bank Ltd. (The)	552,693	683,484
KPIT Engineering Ltd., NVS(a)	54,363	61,220
KPIT Technologies Ltd.	54,363	87,369
Larsen & Toubro Ltd.	285,605	5,277,990
LIC Housing Finance Ltd.	203,837	1,286,449
Lupin Ltd.	128,004	1,576,112
Mahanagar Gas Ltd.	13,480	174,366
Mahindra & Mahindra Financial Services Ltd.	205,161	1,166,868
Mahindra & Mahindra Ltd.	487,880	4,665,112
Manappuram Finance Ltd.	142,805	185,132
Marico Ltd.	307,492	1,585,668
Maruti Suzuki India Ltd.	64,074	5,983,198
Max Financial Services Ltd.(a)	41,421	231,887
Mindtree Ltd.	77,914	979,457
Motherson Sumi Systems Ltd.	691,309	1,366,677
Motilal Oswal Financial Services Ltd.	58,046	518,921
Mphasis Ltd.	40,211	566,895
Muthoot Finance Ltd.	34,221	240,322
Natco Pharma Ltd.	86,073	837,977
National Aluminium Co. Ltd.	252,131	211,291
NBCC India Ltd.	203,834	168,238
NCC Ltd./India	561,996	628,611
Nestle India Ltd.	16,341	2,641,822
NIIT Technologies Ltd.	15,011	276,654
NTPC Ltd.	1,179,563	2,316,999
Oil & Natural Gas Corp. Ltd.	823,331	1,635,201
Page Industries Ltd.	3,787	1,244,406
Persistent Systems Ltd.	12,958	109,702
Petronet LNG Ltd.	390,731	1,250,702
Pfizer Ltd./India	3,036	129,651
PI Industries Ltd.	9,815	117,650
Pidilite Industries Ltd.	85,752	1,350,124
Piramal Enterprises Ltd.	53,220	1,520,908

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
PNB Housing Finance Ltd.(c)	25,006	$317,304
Power Finance Corp. Ltd.	517,957	754,140
Power Grid Corp. of India Ltd.	946,738	2,510,613
PVR Ltd.	13,546	305,766
Radico Khaitan Ltd.	19,670	113,299
Rajesh Exports Ltd.	32,577	278,086
Raymond Ltd.	13,400	142,130
RBL Bank Ltd.(c)	229,584	1,835,671
REC Ltd.	557,371	977,280
Reliance Capital Ltd.	54,220	147,862
Reliance Industries Ltd.	1,653,796	28,535,655
Reliance Infrastructure Ltd.	130,229	492,479
Sadbhav Engineering Ltd.	191,111	527,356
Shree Cement Ltd.	5,906	1,304,992
Shriram Transport Finance Co. Ltd.	92,200	1,316,300
SRF Ltd.	25,106	710,025
State Bank of India(a)	1,060,302	4,377,920
Sterlite Technologies Ltd.	49,246	170,651
Strides Pharma Science Ltd.	72,083	467,597
Sun Pharmaceutical Industries Ltd.	493,065	2,935,720
Symphony Ltd.	27,925	455,960
Tata Chemicals Ltd.	19,054	180,654
Tata Consultancy Services Ltd.	529,787	15,003,431
Tata Elxsi Ltd.	13,492	165,804
Tata Global Beverages Ltd.	313,223	897,565
Tata Motors Ltd.(a)	928,661	2,366,049
Tata Power Co. Ltd. (The)	889,160	891,410
Tata Steel Ltd.	221,719	1,486,128
Tech Mahindra Ltd.	289,867	2,983,038
Titan Co. Ltd.	193,210	2,705,266
Torrent Power Ltd.	54,554	189,696
UltraTech Cement Ltd.	61,295	3,033,163
Union Bank of India(a)	96,695	112,507
United Spirits Ltd.(a)	171,567	1,302,192
UPL Ltd.	222,824	2,464,160
Vakrangee Ltd.	470,024	283,852
Vedanta Ltd.	871,433	2,418,129
VIP Industries Ltd.	6,605	44,569
Vodafone Idea Ltd.(a)	1,252,013	529,887
Voltas Ltd.	45,926	349,417
Whirlpool of India Ltd.	3,336	70,815
Wipro Ltd.	673,133	3,494,386
Yes Bank Ltd.	996,829	2,720,536
Zee Entertainment Enterprises Ltd.	318,227	1,701,208

		309,357,277
Indonesia — 0.6%
Adaro Energy Tbk PT	9,309,600	926,129
AKR Corporindo Tbk PT	446,500	167,767
Aneka Tambang Tbk	3,325,400	229,666
Astra International Tbk PT	11,781,300	7,124,851
Bank Central Asia Tbk PT	5,724,400	11,543,029
Bank Danamon Indonesia Tbk PT	1,872,100	1,219,260
Bank Mandiri Persero Tbk PT	10,651,000	5,679,009
Bank Negara Indonesia Persero Tbk PT	4,362,400	2,833,336
Bank Rakyat Indonesia Persero Tbk PT	31,484,900	8,675,388
Bank Tabungan Negara Persero Tbk PT	3,923,593	769,415
Bukit Asam Tbk PT	625,100	192,820
Bumi Serpong Damai Tbk PT(a)	6,773,600	644,759
Charoen Pokphand Indonesia Tbk PT	5,274,000	2,793,172
Ciputra Development Tbk PT	10,244,096	714,832

Security	Shares	Value

Indonesia (continued)
Gudang Garam Tbk PT	293,700	$1,758,311
Hanjaya Mandala Sampoerna Tbk PT	6,021,200	1,650,470
Hanson International Tbk PT(a)	30,593,400	236,471
Indah Kiat Pulp & Paper Corp. Tbk PT	1,727,900	1,607,636
Indocement Tunggal Prakarsa Tbk PT	1,265,500	1,741,223
Indofood CBP Sukses Makmur Tbk PT	1,614,800	1,245,265
Indofood Sukses Makmur Tbk PT	2,787,700	1,546,228
Inti Agri Resources Tbk PT(a)	28,821,700	478,557
Japfa Comfeed Indonesia Tbk PT	4,413,400	925,480
Jasa Marga Persero Tbk PT	2,003,738	705,557
Kalbe Farma Tbk PT	12,927,100	1,480,291
Kresna Graha Investama Tbk PT(a)	2,373,200	105,306
Lippo Karawaci Tbk PT	15,127,400	303,143
Matahari Department Store Tbk PT	1,200,400	601,381
Medco Energi Internasional Tbk PT(a)	1,673,200	120,947
Media Nusantara Citra Tbk PT	7,289,600	440,845
Mitra Adiperkasa Tbk PT	11,993,600	862,664
Pabrik Kertas Tjiwi Kimia Tbk PT	929,400	896,308
Pakuwon Jati Tbk PT	4,431,700	206,162
Perusahaan Gas Negara Persero Tbk PT	6,875,000	1,264,538
Pool Advista Indonesia Tbk PT(a)	76,600	25,492
PP Persero Tbk PT	1,287,600	215,637
Sawit Sumbermas Sarana Tbk PT	10,225,600	867,227
Semen Indonesia Persero Tbk PT	2,011,000	1,824,257
Summarecon Agung Tbk PT	8,846,800	655,319
Surya Citra Media Tbk PT	5,131,200	692,239
Telekomunikasi Indonesia Persero Tbk PT	28,730,600	8,019,276
Tower Bersama Infrastructure Tbk PT	1,891,500	666,035
Trada Alam Minera Tbk PT(a)	4,633,200	70,298
Unilever Indonesia Tbk PT	889,000	3,181,249
United Tractors Tbk PT	1,018,000	1,874,257
Waskita Karya Persero Tbk PT	602,400	85,149
Wijaya Karya Persero Tbk PT	1,345,700	182,509

		80,049,160
Ireland — 0.4%
AIB Group PLC	432,171	1,933,988
Bank of Ireland Group PLC	539,071	3,235,052
C&C Group PLC	243,847	923,347
CRH PLC	467,235	13,456,828
Dalata Hotel Group PLC	92,029	602,968
Glanbia PLC	115,012	2,203,907
Grafton Group PLC	155,980	1,507,076
Green REIT PLC	229,249	380,899
Hibernia REIT PLC	1,050,686	1,584,171
Kerry Group PLC, Class A	88,100	9,022,310
Kingspan Group PLC	88,791	3,637,230
Origin Enterprises PLC	97,552	641,393
Paddy Power Betfair PLC	48,870	4,006,620
Smurfit Kappa Group PLC	125,536	3,627,084
UDG Healthcare PLC	163,674	1,248,769

		48,011,642
Israel — 0.5%
Airport City Ltd.(a)	21,399	282,120
Alony Hetz Properties & Investments Ltd.	43,779	463,184
Amot Investments Ltd.	60,909	321,037
Azrieli Group Ltd.	29,429	1,566,523
Bank Hapoalim BM	671,069	4,541,825
Bank Leumi Le-Israel BM	940,573	6,210,513
Bezeq The Israeli Telecommunication Corp. Ltd.	1,265,626	1,014,730

S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Caesarstone Ltd.	27,767	$427,057
Check Point Software Technologies Ltd.(a)(b)	73,362	8,210,675
CyberArk Software Ltd.(a)	21,919	1,923,612
Delek Group Ltd.	4,404	768,011
Elbit Systems Ltd.	15,012	1,856,022
First International Bank of Israel Ltd., NVS	90,400	2,138,548
Gazit-Globe Ltd.	118,576	969,626
Harel Insurance Investments & Financial Services Ltd.	35,868	249,963
Israel Chemicals Ltd.	434,066	2,514,853
Israel Corp. Ltd. (The)	3,747	1,078,748
Israel Discount Bank Ltd., Class A	744,434	2,628,800
Ituran Location and Control Ltd.	5,098	167,979
Kornit Digital Ltd.(a)	12,590	241,224
Melisron Ltd.	5,561	255,914
Mizrahi Tefahot Bank Ltd.	84,364	1,567,581
Nice Ltd.(a)	39,809	4,383,838
Nova Measuring Instruments Ltd.(a)	8,104	201,727
Oil Refineries Ltd.	2,006,379	976,338
Orbotech Ltd.(a)	27,012	1,656,646
Paz Oil Co. Ltd.	8,451	1,262,794
Phoenix Holdings Ltd. (The)	40,014	224,561
Radware Ltd.(a)	16,125	390,386
REIT 1 Ltd.	51,795	213,980
Shapir Engineering and Industry Ltd.	42,146	147,785
Shufersal Ltd.	47,406	334,024
Strauss Group Ltd.	62,573	1,520,042
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	556,564	11,047,795
Tower Semiconductor Ltd.(a)	74,522	1,112,325
UroGen Pharma Ltd.(a)(b)	4,142	171,562
Wix.com Ltd.(a)	25,297	2,766,227

		65,808,575
Italy —1.6%
A2A SpA	981,092	1,792,200
ACEA SpA	11,836	180,902
Amplifon SpA, NVS	36,910	662,391
Anima Holding SpA(c)	280,829	1,156,831
Assicurazioni Generali SpA	655,738	11,508,360
ASTM SpA	14,195	341,235
Atlantia SpA	284,653	6,741,539
Autogrill SpA	103,376	931,157
Azimut Holding SpA(b)	93,440	1,186,900
Banca Generali SpA	44,420	1,049,976
Banca IFIS SpA	7,566	145,677
Banca Mediolanum SpA	221,718	1,354,734
Banca Monte dei Paschi di Siena SpA(a)(b)	210,483	298,276
Banca Popolare di Sondrio SCPA	385,800	1,030,573
Banco BPM SpA(a)	850,685	1,651,201
Bio On SpA(a)(b)	4,100	282,743
BPER Banca	286,836	972,908
Brembo SpA	132,263	1,513,098
Brunello Cucinelli SpA	14,149	512,223
Buzzi Unicem SpA	60,477	1,156,803
Cerved Group SpA	123,206	1,087,156
CIR-Compagnie Industriali Riunite SpA	468,650	544,205
CNH Industrial NV	593,658	5,833,734
Credito Emiliano SpA	130,155	743,745
Credito Valtellinese SpA(a)	2,775,239	208,263
Danieli & C Officine Meccaniche SpA	34,012	702,487
Datalogic SpA	6,364	172,336

Security	Shares	Value

Italy (continued)
Davide Campari-Milano SpA, NVS	338,432	$3,046,478
De’ Longhi SpA	45,408	1,135,854
DiaSorin SpA	14,725	1,350,851
Enav SpA(c)	83,197	426,726
Enel SpA	4,642,147	28,050,031
Eni SpA	1,452,927	24,683,978
ERG SpA	61,669	1,210,031
Falck Renewables SpA	43,381	139,128
Ferrari NV	71,520	8,912,323
Fiat Chrysler Automobiles NV(a)	626,063	10,716,729
Fincantieri SpA, NVS(a)	205,340	237,973
FinecoBank Banca Fineco SpA	247,815	2,697,962
Hera SpA	522,956	1,771,394
IMA Industria Macchine Automatiche SpA	6,632	440,232
Infrastrutture Wireless Italiane SpA(c)	45,191	360,388
Interpump Group SpA	58,042	1,872,800
Intesa Sanpaolo SpA	8,530,874	19,526,594
Iren SpA	430,064	1,057,027
Italgas SpA	300,211	1,818,150
Juventus Football Club SpA(a)	225,513	374,433
Leonardo SpA	31,881	309,409
Maire Tecnimont SpA	63,884	256,856
MARR SpA	11,577	277,636
Mediaset SpA(a)(b)	265,069	872,920
Mediobanca Banca di Credito Finanziario SpA	356,417	3,106,540
Moncler SpA	107,642	4,063,603
Piaggio & C SpA	358,926	825,346
Pirelli & C SpA(a)(c)	232,901	1,524,349
Poste Italiane SpA(c)	289,619	2,497,076
Prysmian SpA	141,916	3,050,020
Recordati SpA	62,864	2,282,297
Reply SpA	7,116	395,198
Saipem SpA(a)	357,048	1,700,642
Salvatore Ferragamo SpA(b)	36,744	737,622
Saras SpA	363,923	776,705
Snam SpA	1,295,247	6,197,582
Societa Cattolica di Assicurazioni SC	121,411	1,122,863
Societa Iniziative Autostradali e Servizi SpA	70,518	1,087,509
Tamburi Investment Partners SpA	34,568	241,957
Technogym SpA, NVS(c)	40,339	468,887
Telecom Italia SpA/Milano(a)	6,327,904	3,528,822
Tenaris SA	265,609	3,341,835
Terna Rete Elettrica Nazionale SpA	908,958	5,602,907
Tod’s SpA(b)	10,064	468,846
UniCredit SpA	1,141,229	13,210,263
Unione di Banche Italiane SpA	564,683	1,450,749
Unipol Gruppo SpA	329,201	1,510,211

		214,499,385
Japan — 17.2%
77 Bank Ltd. (The)	59,300	1,045,637
ABC-Mart Inc.	20,900	1,198,346
Acom Co. Ltd.	324,700	1,136,733
Activia Properties Inc.	358	1,551,015
Adastria Co. Ltd.	25,000	458,284
ADEKA Corp.	77,000	1,212,699
Advance Residence Investment Corp.	767	2,269,356
Advantest Corp.	102,800	2,335,977
Aeon Co. Ltd.	371,700	7,542,952
Aeon Delight Co. Ltd.	22,600	837,922
AEON Financial Service Co. Ltd.	69,500	1,345,553

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Mall Co. Ltd.	62,400	$1,035,509
AGC Inc./Japan	99,500	3,369,085
Ai Holdings Corp.	8,400	145,879
Aica Kogyo Co. Ltd.	39,000	1,367,132
Aichi Bank Ltd. (The)	14,800	482,091
Aiful Corp.(a)	475,800	1,215,404
Ain Holdings Inc.	16,900	1,236,093
Air Water Inc.	90,100	1,500,977
Aisin Seiki Co. Ltd.	89,400	3,524,083
Ajinomoto Co. Inc.	261,300	4,516,267
Akatsuki Inc.	2,800	160,544
Alfresa Holdings Corp.	113,300	3,120,096
Alps Alpine Co. Ltd.	129,600	2,723,470
Amada Holdings Co. Ltd.	190,300	1,909,470
Amano Corp.	51,000	1,060,489
ANA Holdings Inc.	59,400	2,187,588
Anicom Holdings Inc.	5,800	163,080
Anritsu Corp.	103,800	1,838,890
Aoyama Trading Co. Ltd.	37,600	938,704
Aozora Bank Ltd.	70,300	2,163,971
Arcs Co. Ltd.	36,600	816,547
Ariake Japan Co. Ltd.	17,600	1,062,501
Aruhi Corp.	8,200	173,298
AS ONE Corp.	2,100	147,230
Asahi Diamond Industrial Co. Ltd.	74,700	494,202
Asahi Group Holdings Ltd.	206,900	8,640,637
Asahi Holdings Inc.	15,000	319,489
Asahi Intecc Co. Ltd.	59,700	2,589,213
Asahi Kasei Corp.	748,000	8,192,741
Asics Corp.	94,700	1,366,158
ASKUL Corp.	7,900	159,190
Astellas Pharma Inc.	1,082,700	16,012,181
Atom Corp.	19,900	181,025
Autobacs Seven Co. Ltd.	21,100	353,056
Avex Inc.	63,300	850,941
Awa Bank Ltd. (The)	27,700	767,394
Azbil Corp.	81,800	1,718,228
Bandai Namco Holdings Inc.	116,100	5,115,313
Bank of Kyoto Ltd. (The)	38,000	1,614,904
Bank of Nagoya Ltd. (The)(b)	33,500	972,710
Benefit One Inc.	13,000	438,987
Benesse Holdings Inc.	55,000	1,435,771
Bic Camera Inc.	79,200	928,597
BML Inc.	8,000	220,527
Bridgestone Corp.	346,200	13,322,481
Broadleaf Co. Ltd.	31,800	162,463
Brother Industries Ltd.	139,700	2,351,653
Calbee Inc.	50,900	1,632,280
Canon Electronics Inc.	36,900	605,563
Canon Inc.	571,600	16,355,439
Canon Marketing Japan Inc.	42,300	818,559
Capcom Co. Ltd.	48,000	1,027,658
Casio Computer Co. Ltd.	112,400	1,494,467
Central Glass Co. Ltd.	26,500	584,398
Central Japan Railway Co.	82,800	17,871,653
Central Security Patrols Co. Ltd.	3,000	121,979
Chiba Bank Ltd. (The)	348,100	2,117,451
Chiyoda Co. Ltd.	36,500	613,755
Chiyoda Corp.(b)	115,800	351,135
Chubu Electric Power Co. Inc.	347,700	5,493,615

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	132,800	$7,834,016
Chugoku Bank Ltd. (The)	156,100	1,435,781
Chugoku Electric Power Co. Inc. (The)	158,300	2,162,934
Citizen Watch Co. Ltd.	170,500	908,665
Clarion Co. Ltd.	11,600	266,044
Coca-Cola Bottlers Japan Holdings Inc.	76,475	2,357,563
cocokara fine Inc.	17,800	824,332
COLOPL Inc.(b)	46,700	337,280
Colowide Co. Ltd.	43,400	941,536
Comforia Residential REIT Inc.	103	273,234
COMSYS Holdings Corp.	71,500	1,862,561
Concordia Financial Group Ltd.	644,000	2,651,034
COOKPAD Inc.(a)(b)	203,800	571,157
Cosmo Energy Holdings Co. Ltd.	34,300	774,059
Cosmos Pharmaceutical Corp.	6,100	1,166,976
Create SD Holdings Co. Ltd.	5,200	130,633
Credit Saison Co. Ltd.	83,100	1,091,914
CyberAgent Inc.	59,700	1,919,967
CYBERDYNE Inc.(a)(b)	109,600	697,903
Dai Nippon Printing Co. Ltd.	139,000	3,213,489
Daicel Corp.	137,000	1,435,082
Daido Steel Co. Ltd.	18,200	759,239
Daifuku Co. Ltd.	58,500	2,924,194
Daiho Corp.	4,400	140,697
Dai-ichi Life Holdings Inc.	628,400	10,159,605
Daiichi Sankyo Co. Ltd.	329,300	11,398,264
Daiichikosho Co. Ltd.	32,100	1,516,071
Daikin Industries Ltd.	140,800	15,221,097
Daio Paper Corp.(b)	71,200	914,615
Daiseki Co. Ltd.	41,000	966,324
Daishi Hokuetsu Financial Group Inc.	29,800	857,061
Daito Trust Construction Co. Ltd.	41,100	5,719,558
Daiwa House Industry Co. Ltd.	321,400	10,416,042
Daiwa House REIT Investment Corp.	1,053	2,478,899
Daiwa Office Investment Corp.	200	1,337,866
Daiwa Securities Group Inc.	1,014,900	5,052,585
Daiwabo Holdings Co. Ltd.	5,600	299,991
DCM Holdings Co. Ltd.	115,200	1,173,912
DeNA Co. Ltd.	61,500	1,084,995
Denka Co. Ltd.	49,600	1,590,591
Denso Corp.	247,100	11,325,322
Dentsu Inc.	125,700	5,959,864
Descente Ltd.	12,700	265,016
DIC Corp.	42,600	1,364,155
Digital Arts Inc.	4,800	309,621
Digital Garage Inc.	11,300	271,104
Dip Corp.	14,600	265,491
Disco Corp.	17,100	2,526,583
DMG Mori Co. Ltd.	90,400	1,221,891
Don Quijote Holdings Co. Ltd.	70,200	4,083,120
Doutor Nichires Holdings Co. Ltd.	36,900	705,247
Dowa Holdings Co. Ltd.	39,300	1,256,676
Duskin Co. Ltd.	44,000	1,058,458
DyDo Group Holdings Inc.	13,900	667,987
Earth Corp.	16,600	791,638
East Japan Railway Co.	173,000	16,023,523
Ebara Corp.	56,800	1,562,613
EDION Corp	17,400	176,190
Eisai Co. Ltd.	145,600	11,263,497
Eizo Corp.	4,200	162,860

S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Electric Power Development Co. Ltd.	88,600	$2,211,947
en-japan Inc.	27,100	1,012,235
Exedy Corp.	32,300	813,213
Ezaki Glico Co. Ltd.	27,200	1,352,127
FamilyMart UNY Holdings Co. Ltd.	37,500	4,382,983
Fancl Corp.	45,800	990,657
FANUC Corp.	110,600	18,658,605
Fast Retailing Co. Ltd.	33,900	15,521,795
FCC Co. Ltd.	38,400	972,438
Financial Products Group Co. Ltd.	22,500	246,233
FP Corp.	7,400	419,535
Frontier Real Estate Investment Corp.	267	1,091,749
Fuji Co. Ltd./Ehime	25,800	437,863
Fuji Corp./Aichi	52,500	683,566
Fuji Electric Co. Ltd.	67,100	2,065,469
Fuji Oil Holdings Inc.	14,700	463,976
Fuji Seal International Inc.	30,700	1,019,760
Fuji Soft Inc.	27,600	1,119,673
FUJIFILM Holdings Corp.	225,100	9,648,916
Fujikura Ltd.	147,000	642,948
Fujitsu General Ltd.	44,800	575,077
Fujitsu Ltd.	111,600	7,469,396
Fukuoka Financial Group Inc.	84,200	1,857,615
Fukuoka REIT Corp.	157	245,245
Fukuyama Transporting Co. Ltd.	9,300	373,008
Funai Soken Holdings Inc.	9,000	152,081
Furukawa Electric Co. Ltd.	38,200	1,140,770
Fuyo General Lease Co. Ltd.	13,400	667,353
Giken Ltd.	8,200	244,501
Global One Real Estate Investment Corp.	1,134	1,285,818
Glory Ltd.	44,600	1,106,087
GLP J-REIT	2,581	2,743,928
GMO Internet Inc.	47,000	633,116
GMO Payment Gateway Inc.(b)	23,100	1,192,888
GNI Group Ltd.(a)	5,800	171,341
Goldwin Inc.	7,000	689,516
Gree Inc.	231,000	1,046,430
GS Yuasa Corp.	44,700	930,719
GungHo Online Entertainment Inc.(a)(b)	311,700	736,074
Gunma Bank Ltd. (The)	316,600	1,396,380
Gunosy Inc.(a)	7,300	161,455
Gunze Ltd.	14,300	595,888
H2O Retailing Corp.	29,100	408,839
Hachijuni Bank Ltd. (The)	324,400	1,436,744
Hakuhodo DY Holdings Inc.	143,200	2,197,409
Hamamatsu Photonics KK	91,100	3,256,262
Hankyu Hanshin Holdings Inc.	130,600	4,656,143
Hankyu Hanshin REIT Inc.	148	193,788
Hanwa Co. Ltd.	25,400	703,675
Harmonic Drive Systems Inc.(b)	27,100	943,756
Haseko Corp.	155,600	1,722,852
Hazama Ando Corp.	133,500	883,212
Heiwa Corp.	42,400	894,518
Heiwa Real Estate Co. Ltd.	37,400	689,716
Heiwa Real Estate REIT Inc.	2,244	2,546,485
Hikari Tsushin Inc.	13,100	2,092,052
Hino Motors Ltd.	118,800	1,190,947
Hirata Corp.	2,600	159,827
Hirose Electric Co. Ltd.	17,805	1,907,620
Hiroshima Bank Ltd. (The)	204,100	1,181,503

Security	Shares	Value

Japan (continued)
HIS Co. Ltd.	27,700	$1,044,827
Hisamitsu Pharmaceutical Co. Inc.	35,400	1,805,293
Hitachi Capital Corp.	49,900	1,134,820
Hitachi Chemical Co. Ltd.	52,000	854,323
Hitachi Construction Machinery Co. Ltd.	57,000	1,439,272
Hitachi High-Technologies Corp.	37,500	1,350,731
Hitachi Ltd.	550,400	17,261,005
Hitachi Metals Ltd.	123,800	1,386,678
Hitachi Transport System Ltd.	9,000	250,988
Hitachi Zosen Corp.	187,500	621,956
Hogy Medical Co. Ltd.	18,600	621,253
Hokkaido Electric Power Co. Inc.	104,500	723,041
Hokkoku Bank Ltd. (The)	22,500	677,088
Hokuetsu Corp.	88,100	476,807
Hokuhoku Financial Group Inc.	105,300	1,207,520
Hokuriku Electric Power Co.(a)	109,800	964,521
Hokuto Corp.	43,000	783,506
Honda Motor Co. Ltd.	919,700	27,456,632
Horiba Ltd.	24,300	1,190,104
Hoshino Resorts REIT Inc.	68	334,908
Hoshizaki Corp.	31,000	2,199,026
House Foods Group Inc.	40,700	1,411,766
Hoya Corp.	218,300	12,633,037
Hulic Co. Ltd.	164,600	1,516,988
Hulic Reit Inc.	144	236,714
Hyakugo Bank Ltd. (The)	371,300	1,344,227
Hyakujushi Bank Ltd. (The)	26,600	619,355
Ibiden Co. Ltd.	63,000	916,374
IBJ Leasing Co. Ltd.	27,600	635,031
Ichigo Inc.	85,000	292,888
Ichigo Office REIT Investment	298	277,381
Idemitsu Kosan Co. Ltd.	76,900	2,709,836
IHI Corp.	83,700	2,641,822
Iida Group Holdings Co. Ltd.	79,200	1,441,654
Inaba Denki Sangyo Co. Ltd.	35,600	1,388,606
Industrial & Infrastructure Fund Investment Corp.	1,158	1,237,484
Infocom Corp.	5,700	192,217
Infomart Corp.(b)	67,200	711,951
Inpex Corp.	597,600	5,740,980
Internet Initiative Japan Inc.	20,600	484,383
Invesco Office J-Reit Inc.	2,846	428,874
Invincible Investment Corp.	4,233	1,841,703
Iriso Electronics Co. Ltd.	3,100	126,615
Isetan Mitsukoshi Holdings Ltd.	194,000	1,992,943
Ishihara Sangyo Kaisha Ltd.(a)	10,100	102,828
Istyle Inc.	18,900	143,448
Isuzu Motors Ltd.	316,300	4,696,690
Ito En Ltd.	33,600	1,492,750
ITOCHU Corp.	809,900	14,820,508
Itochu Techno-Solutions Corp.	52,900	1,099,511
Itoham Yonekyu Holdings Inc.	132,200	839,384
Iwatani Corp.	32,300	1,105,555
Iyo Bank Ltd. (The)	251,900	1,391,086
Izumi Co. Ltd.	21,900	1,102,747
J Front Retailing Co. Ltd.	147,500	1,688,735
Jaccs Co. Ltd.	38,200	654,977
Jafco Co. Ltd.	28,400	994,248
Japan Airlines Co. Ltd.	60,700	2,210,923
Japan Airport Terminal Co. Ltd.	35,100	1,341,689
Japan Aviation Electronics Industry Ltd.	37,200	483,330

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Display Inc.(a)(b)	277,100	$183,324
Japan Elevator Service Holdings Co. Ltd.	8,100	130,249
Japan Excellent Inc.	814	1,163,819
Japan Exchange Group Inc.	306,200	5,376,718
Japan Hotel REIT Investment Corp.	2,714	2,082,321
Japan Investment Adviser Co. Ltd.	5,200	189,690
Japan Lifeline Co. Ltd.	26,600	403,045
Japan Logistics Fund Inc.	621	1,312,414
Japan Material Co. Ltd.	17,400	200,013
Japan Petroleum Exploration Co. Ltd.	7,000	131,214
Japan Post Bank Co. Ltd.	146,300	1,703,226
Japan Post Holdings Co. Ltd.	889,700	10,930,156
Japan Prime Realty Investment Corp.	493	2,009,055
Japan Real Estate Investment Corp.	760	4,455,389
Japan Rental Housing Investments Inc.	1,709	1,344,210
Japan Retail Fund Investment Corp.	1,505	3,083,846
Japan Securities Finance Co. Ltd.	181,400	993,425
Japan Steel Works Ltd. (The)	43,200	796,280
Japan Tobacco Inc.	629,100	15,896,582
JCR Pharmaceuticals Co. Ltd.	4,800	248,755
JEOL Ltd.	7,100	128,717
JFE Holdings Inc.	283,400	4,985,476
JGC Corp.	117,000	1,784,618
JINS Inc.	5,300	265,414
JSR Corp.	104,600	1,687,748
JTEKT Corp.	113,500	1,469,462
Juroku Bank Ltd. (The)	31,400	688,417
Justsystems Corp.	13,700	277,827
JVC Kenwood Corp.	270,600	634,044
JXTG Holdings Inc.	1,863,400	10,160,264
kabu.com Securities Co. Ltd.	46,100	228,742
Kadokawa Dwango(a)	34,818	376,878
Kagome Co. Ltd.	63,200	1,681,191
Kajima Corp.	258,900	3,677,841
Kakaku.com Inc.	82,400	1,441,602
Kaken Pharmaceutical Co. Ltd.	35,100	1,654,535
Kamigumi Co. Ltd.	79,300	1,754,612
Kanamoto Co. Ltd.	21,500	594,643
Kandenko Co. Ltd.	23,900	224,440
Kaneka Corp.	26,900	1,050,492
Kanematsu Corp.	81,500	980,277
Kansai Electric Power Co. Inc. (The)	408,600	6,209,909
Kansai Paint Co. Ltd.	99,800	1,751,521
Kao Corp.	284,700	20,070,003
Katitas Co. Ltd.	5,800	165,212
Kawasaki Heavy Industries Ltd.	74,500	1,872,255
Kawasaki Kisen Kaisha Ltd.(a)(b)	60,200	784,929
KDDI Corp.	1,016,900	25,443,524
Keihan Holdings Co. Ltd.	66,400	2,736,415
Keihin Corp.	44,900	801,211
Keikyu Corp.(b)	133,900	2,277,395
Keio Corp.	65,400	3,755,858
Keisei Electric Railway Co. Ltd.	85,200	2,700,910
Keiyo Bank Ltd. (The)	154,400	973,246
Kenedix Inc.(b)	205,300	1,077,151
Kenedix Office Investment Corp.	300	2,059,175
Kenedix Residential Next Investment Corp.	222	367,382
Kenedix Retail REIT Corp.	178	423,778
Kewpie Corp.	57,600	1,304,640
Keyence Corp.	55,800	28,640,889

Security	Shares	Value

Japan (continued)
KH Neochem Co. Ltd.	11,400	$267,219
Kikkoman Corp.	88,500	4,692,135
Kinden Corp.	87,400	1,435,920
Kintetsu Group Holdings Co. Ltd.	101,600	4,429,771
Kirin Holdings Co. Ltd.	468,100	11,140,118
Kisoji Co. Ltd.	45,000	1,010,567
Kissei Pharmaceutical Co. Ltd.	44,600	1,208,540
Kiyo Bank Ltd. (The)	69,700	1,003,583
KLab Inc.(a)	17,000	143,398
Kobayashi Pharmaceutical Co. Ltd.	29,900	1,895,709
Kobe Bussan Co. Ltd.	11,900	368,492
Kobe Steel Ltd.	172,000	1,374,989
Koei Tecmo Holdings Co. Ltd.	10,900	182,485
Koito Manufacturing Co. Ltd.	60,500	3,630,111
Kokuyo Co. Ltd.	76,000	1,110,356
Komatsu Ltd.	528,600	13,412,927
Komeda Holdings Co. Ltd.	12,500	238,905
Komeri Co. Ltd.	25,100	634,707
Konami Holdings Corp.	53,500	2,462,878
Konica Minolta Inc.	269,300	2,704,630
Kose Corp.	17,400	2,556,519
Koshidaka Holdings Co. Ltd.	15,100	215,615
Kotobuki Spirits Co. Ltd.	5,100	190,494
Krosaki Harima Corp.	1,500	78,839
K’s Holdings Corp.	91,700	911,692
Kubota Corp.	570,600	8,986,570
Kumagai Gumi Co. Ltd.	15,300	479,399
Kumiai Chemical Industry Co. Ltd.	30,400	188,551
Kura Corp.	4,000	206,561
Kuraray Co. Ltd.	178,800	2,745,335
Kureha Corp.	16,600	1,040,265
Kurita Water Industries Ltd.	60,500	1,534,320
Kusuri no Aoki Holdings Co. Ltd.	7,500	496,876
KYB Corp.	8,200	221,821
Kyocera Corp.	179,900	10,106,667
KYORIN Holdings Inc.	49,200	1,044,308
Kyoritsu Maintenance Co. Ltd.	23,800	1,083,607
Kyowa Exeo Corp.	64,900	1,592,236
Kyowa Hakko Kirin Co. Ltd.	145,300	2,777,028
Kyudenko Corp.	27,700	993,922
Kyushu Electric Power Co. Inc.	210,700	2,605,919
Kyushu Financial Group Inc.	493,100	2,007,197
Kyushu Railway Co.	88,300	3,010,135
LaSalle Logiport REIT	267	266,681
Lasertec Corp.	29,500	964,991
Lawson Inc.	26,600	1,640,044
Leopalace21 Corp.	160,200	758,091
Lifull Co. Ltd.	24,200	158,769
LINE Corp.(a)(b)	41,000	1,425,940
Lintec Corp.	49,000	1,085,537
Lion Corp.	130,600	2,715,683
LIXIL Group Corp.	143,400	2,102,972
M3 Inc.	245,400	3,528,907
Mabuchi Motor Co. Ltd.	33,300	1,165,791
Macnica Fuji Electronics Holdings Inc.	11,400	148,641
Maeda Corp.	101,400	1,000,676
Maeda Road Construction Co. Ltd.	13,600	264,552
Makino Milling Machine Co. Ltd.	19,200	782,431
Makita Corp.	128,500	4,545,851
Mandom Corp.	39,400	922,821

S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mani Inc.	7,100	$310,213
Marubeni Corp.	905,100	7,040,868
Maruha Nichiro Corp.	36,400	1,237,526
Marui Group Co. Ltd.	120,400	2,440,526
Maruichi Steel Tube Ltd.	41,200	1,321,217
Maruwa Co. Ltd./Aichi	2,200	128,567
Matsui Securities Co. Ltd.	106,100	1,136,751
Matsumotokiyoshi Holdings Co. Ltd.	48,400	1,489,847
Maxell Holdings Ltd.	10,300	146,886
Mazda Motor Corp.	305,400	3,364,648
McDonald’s Holdings Co. Japan Ltd.	38,100	1,685,670
MCJ Co. Ltd.	20,100	135,379
MCUBS MidCity Investment Corp.	1,778	1,501,408
Mebuki Financial Group Inc.	620,950	1,740,235
Medipal Holdings Corp.	97,100	2,239,465
Megachips Corp.(b)	16,100	415,999
Megmilk Snow Brand Co. Ltd.	39,500	1,043,485
Meidensha Corp.	42,200	568,457
MEIJI Holdings Co. Ltd.	70,000	5,409,354
Meiko Electronics Co. Ltd.	9,100	166,230
Meitec Corp.	24,700	1,076,923
Menicon Co. Ltd.	5,500	136,654
Milbon Co. Ltd.	8,600	344,932
MINEBEA MITSUMI Inc.	218,172	3,572,384
Miraca Holdings Inc.	35,300	872,202
Mirai Corp.	150	263,255
Mirait Holdings Corp.	71,600	1,033,572
Misawa Homes Co. Ltd.	72,900	501,719
MISUMI Group Inc.	168,300	3,835,192
Mitsubishi Chemical Holdings Corp.	720,900	6,180,941
Mitsubishi Corp.	776,100	22,684,683
Mitsubishi Electric Corp.	1,103,800	13,849,480
Mitsubishi Estate Co. Ltd.	663,300	11,729,494
Mitsubishi Estate Logistics REIT Investment Corp.	75	172,356
Mitsubishi Gas Chemical Co. Inc.	89,300	1,407,236
Mitsubishi Heavy Industries Ltd.	172,400	6,658,065
Mitsubishi Logistics Corp.	49,900	1,275,584
Mitsubishi Materials Corp.	57,200	1,634,586
Mitsubishi Motors Corp.	377,500	2,334,444
Mitsubishi Pencil Co. Ltd.	7,800	159,899
Mitsubishi Tanabe Pharma Corp.	137,800	2,153,798
Mitsubishi UFJ Financial Group Inc.	6,739,600	36,141,051
Mitsubishi UFJ Lease & Finance Co. Ltd.	222,710	1,137,800
Mitsui & Co. Ltd.	988,800	16,104,456
Mitsui Chemicals Inc.	97,100	2,430,400
Mitsui E&S Holdings Co. Ltd.(a)	52,600	591,104
Mitsui Fudosan Co. Ltd.	514,300	12,461,721
Mitsui Mining & Smelting Co. Ltd.	39,700	931,307
Mitsui OSK Lines Ltd.	60,800	1,515,112
Miura Co. Ltd.	56,500	1,401,727
Mixi Inc.	35,000	885,372
Mizuho Financial Group Inc.	13,535,500	22,312,494
Mochida Pharmaceutical Co. Ltd.	3,200	283,157
Monex Group Inc.	83,900	292,952
Money Forward Inc.(a)	5,700	161,316
MonotaRO Co. Ltd.	77,400	1,645,008
Mori Hills REIT Investment Corp.	1,161	1,541,528
Mori Trust Sogo REIT Inc.	690	1,069,586
Morinaga & Co. Ltd./Japan	25,600	1,049,122
Morinaga Milk Industry Co. Ltd.	29,900	865,432

Security	Shares	Value

Japan (continued)
MOS Food Services Inc.	47,600	$1,193,608
MS&AD Insurance Group Holdings Inc.	273,300	8,121,402
Murata Manufacturing Co. Ltd.	104,400	14,792,318
Musashi Seimitsu Industry Co. Ltd.	45,100	655,179
Musashino Bank Ltd. (The)	39,700	910,878
Nabtesco Corp.	65,500	1,725,521
Nachi-Fujikoshi Corp.	17,000	678,719
Nagase & Co. Ltd.	70,000	1,022,696
Nagoya Railroad Co. Ltd.	109,500	2,897,730
Nakanishi Inc.	27,400	471,311
Nankai Electric Railway Co. Ltd.	71,100	1,902,446
Nanto Bank Ltd. (The)	27,900	569,383
NEC Corp.	151,100	5,067,674
NEC Networks & System Integration Corp.	30,300	668,477
NET One Systems Co. Ltd.	59,100	1,229,462
Nexon Co. Ltd.(a)	255,300	3,898,820
Nextage Co. Ltd.	11,900	131,979
NGK Insulators Ltd.	149,000	2,286,410
NGK Spark Plug Co. Ltd.	87,500	1,879,767
NH Foods Ltd.	53,500	2,113,847
NHK Spring Co. Ltd.	118,400	1,097,727
Nichias Corp.	43,700	756,508
Nichiha Corp.	7,000	179,261
NichiiGakkan Co. Ltd.	43,700	386,687
Nichi-Iko Pharmaceutical Co. Ltd.	39,000	587,347
Nichirei Corp.	60,300	1,626,765
Nidec Corp.	130,100	15,576,615
Nifco Inc./Japan	51,500	1,252,127
Nihon Kohden Corp.	48,800	1,531,306
Nihon M&A Center Inc.	83,200	2,077,133
Nihon Parkerizing Co. Ltd.	14,300	168,977
Nihon Unisys Ltd.	45,800	1,091,238
Nikkon Holdings Co. Ltd.	64,100	1,612,660
Nikon Corp.	177,800	3,045,293
Nintendo Co. Ltd.	65,100	20,236,451
Nippo Corp.	20,200	385,699
Nippon Accommodations Fund Inc.	295	1,569,466
Nippon Building Fund Inc.	806	5,213,856
Nippon Carbon Co. Ltd.(b)	4,800	189,874
Nippon Electric Glass Co. Ltd.	51,100	1,418,010
Nippon Express Co. Ltd.	41,700	2,636,185
Nippon Flour Mills Co. Ltd.	80,800	1,354,215
Nippon Gas Co. Ltd.	25,200	922,742
Nippon Kayaku Co. Ltd.	92,200	1,159,807
Nippon Light Metal Holdings Co. Ltd.	548,900	1,215,519
Nippon Paint Holdings Co. Ltd.	85,400	2,856,345
Nippon Paper Industries Co. Ltd.	46,100	902,684
Nippon Prologis REIT Inc.	1,094	2,387,439
NIPPON REIT Investment Corp.	147	520,707
Nippon Sheet Glass Co. Ltd.	66,000	594,928
Nippon Shinyaku Co. Ltd.	27,600	1,749,885
Nippon Shokubai Co. Ltd.	15,200	1,005,605
Nippon Soda Co. Ltd.	22,100	560,064
Nippon Steel & Sumikin Bussan Corp.	4,800	200,680
Nippon Steel & Sumitomo Metal Corp	455,117	8,405,634
Nippon Suisan Kaisha Ltd.	175,800	1,082,293
Nippon Telegraph & Telephone Corp.	390,800	16,773,195
Nippon Yusen KK	76,300	1,274,588
Nipro Corp.	84,300	1,129,371
Nishimatsu Construction Co. Ltd.	43,300	1,007,800

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nishimatsuya Chain Co. Ltd.	83,400	$687,401
Nishi-Nippon Financial Holdings Inc.	118,000	1,063,659
Nishi-Nippon Railroad Co. Ltd.	54,700	1,395,772
Nishio Rent All Co. Ltd.	5,700	178,600
Nissan Chemical Corp.	77,700	4,126,675
Nissan Motor Co. Ltd.	1,298,700	11,059,774
Nissan Shatai Co. Ltd.	62,300	569,018
Nissha Co. Ltd.(b)	41,300	539,636
Nisshin OilliO Group Ltd. (The)	28,900	827,194
Nisshin Seifun Group Inc.	122,500	2,466,209
Nisshinbo Holdings Inc.	104,000	904,015
Nissin Foods Holdings Co. Ltd.	38,200	2,425,453
Nissin Kogyo Co. Ltd.	50,900	691,263
Nitori Holdings Co. Ltd.	46,500	6,050,170
Nitto Boseki Co. Ltd.	20,400	358,589
Nitto Denko Corp.	94,500	5,331,526
Nitto Kogyo Corp.	44,900	809,875
Noevir Holdings Co. Ltd.	5,900	251,819
NOF Corp.	44,000	1,449,417
Nojima Corp.	7,000	137,967
NOK Corp.	56,900	916,528
Nomura Co. Ltd.	17,000	462,529
Nomura Holdings Inc.	1,990,900	8,083,972
Nomura Real Estate Holdings Inc.	62,800	1,219,300
Nomura Real Estate Master Fund Inc.	2,706	3,876,370
Nomura Research Institute Ltd.	64,440	2,628,996
Noritz Corp.	25,200	350,341
North Pacific Bank Ltd.	392,700	1,050,039
NS Solutions Corp.	11,000	289,277
NSK Ltd.	195,800	1,905,285
NTN Corp.	280,100	916,251
NTT Data Corp.	396,900	4,726,476
NTT DOCOMO Inc.	755,500	18,087,432
Obayashi Corp.	372,700	3,537,619
Obic Co. Ltd.	42,400	4,005,072
Odakyu Electric Railway Co. Ltd.	178,100	4,001,236
Ogaki Kyoritsu Bank Ltd. (The)	39,600	823,802
Ohsho Food Service Corp.	4,000	267,573
Oiles Corp.	35,800	597,379
Oisix ra daichi Inc.(a)	9,500	144,992
Oita Bank Ltd. (The)	27,500	842,713
Oji Holdings Corp.	507,200	2,931,442
Okamoto Industries Inc.	2,200	113,002
Okamura Corp.	8,900	114,572
Okasan Securities Group Inc.	160,900	705,222
Oki Electric Industry Co. Ltd.	88,400	1,138,811
Okinawa Electric Power Co. Inc. (The)	36,450	689,613
OKUMA Corp.	19,300	994,882
Okumura Corp.	33,200	1,047,891
Olympus Corp.	166,400	6,834,586
Omron Corp.	118,100	4,829,045
One REIT Inc.	61	155,036
Ono Pharmaceutical Co. Ltd.	226,600	4,935,728
Open House Co. Ltd.	27,000	1,123,863
Optex Group Co. Ltd.	10,500	184,085
Oracle Corp. Japan	24,200	1,761,132
Orient Corp.(b)	802,200	943,505
Oriental Land Co. Ltd./Japan	114,100	11,668,961
ORIX Corp.	798,700	12,035,909
Orix JREIT Inc.	1,643	2,872,948

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	210,400	$4,150,775
OSG Corp.	59,600	1,217,411
Otsuka Corp.	58,900	1,899,651
Otsuka Holdings Co. Ltd.	230,100	9,415,008
Outsourcing Inc.	73,100	830,880
Pacific Metals Co. Ltd.	17,200	460,226
PALTAC Corp	20,700	992,870
Panasonic Corp.	1,244,500	12,144,252
Paramount Bed Holdings Co. Ltd.	21,400	896,665
Park24 Co. Ltd.	72,900	1,736,926
Penta-Ocean Construction Co. Ltd.	193,400	1,132,002
Pepper Food Service Co. Ltd.	5,100	120,342
PeptiDream Inc.(a)(b)	57,000	2,427,593
Persol Holdings Co. Ltd.	101,600	1,804,583
Pigeon Corp.	68,600	2,672,645
Pilot Corp.	29,600	1,444,234
Pioneer Corp.(a)(b)	418,100	249,715
Pola Orbis Holdings Inc.	52,200	1,556,455
Premier Investment Corp.	1,078	1,316,422
Press Kogyo Co. Ltd.	113,400	614,775
Raito Kogyo Co. Ltd.	12,500	152,417
Raksul Inc.(a)	5,100	134,541
Rakuten Inc.(a)	498,100	3,748,451
Recruit Holdings Co. Ltd.	635,600	17,009,878
Relia Inc.	55,400	482,071
Relo Group Inc.	64,600	1,698,844
Renesas Electronics Corp.(a)	502,800	2,887,531
Rengo Co. Ltd.	121,500	1,060,599
Resona Holdings Inc.	1,216,200	6,145,258
Resorttrust Inc.	60,200	841,351
Ricoh Co. Ltd.	392,600	4,177,440
Ricoh Leasing Co. Ltd.	17,000	520,169
Rinnai Corp.	19,800	1,309,933
Riso Kyoiku Co. Ltd.	37,600	153,399
Rohm Co. Ltd.	54,500	3,825,967
Rohto Pharmaceutical Co. Ltd.	61,600	1,654,478
Round One Corp.	21,900	248,722
Royal Holdings Co. Ltd.	38,600	940,261
Ryobi Ltd.	7,700	197,612
Ryohin Keikaku Co. Ltd.	14,100	3,329,689
Ryosan Co. Ltd.	23,700	662,023
Saizeriya Co. Ltd.	24,500	464,426
Sakai Moving Service Co. Ltd.	1,700	92,787
Sakata Seed Corp.	6,000	197,648
SAMTY Co. Ltd.	9,900	138,544
SanBio Co. Ltd.(a)(b)	14,500	960,627
Sangetsu Corp.	82,300	1,505,645
San-in Godo Bank Ltd. (The)	147,000	1,065,726
Sankyo Co. Ltd.	31,300	1,210,815
Sankyo Tateyama Inc.	50,700	627,053
Sankyu Inc.	32,900	1,602,224
Sanrio Co. Ltd.(b)	47,500	979,854
Santen Pharmaceutical Co. Ltd.	216,300	2,979,268
Sanwa Holdings Corp.	111,000	1,274,924
Sapporo Holdings Ltd.	48,600	1,107,935
Sato Holdings Corp.	5,300	125,305
Sawai Pharmaceutical Co. Ltd.	23,100	1,188,643
SBI Holdings Inc./Japan	130,000	2,768,906
SCREEN Holdings Co. Ltd.	23,100	983,814
SCSK Corp.	27,500	1,110,562

S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	122,100	$10,210,715
Sega Sammy Holdings Inc.	97,500	1,370,716
Seibu Holdings Inc.	134,100	2,325,156
Seiko Epson Corp.	164,400	2,610,339
Seiko Holdings Corp.	6,800	143,211
Seino Holdings Co. Ltd.	85,400	1,177,065
Seiren Co. Ltd.	11,800	196,576
Sekisui Chemical Co. Ltd.	217,000	3,373,739
Sekisui House Ltd.	346,600	5,178,458
Sekisui House Reit Inc.	2,509	1,756,738
Senshu Ikeda Holdings Inc.	345,400	945,780
Seria Co. Ltd.	33,800	1,040,430
Seven & i Holdings Co. Ltd.	431,300	18,780,949
Seven Bank Ltd.	332,800	990,786
SG Holdings Co. Ltd.	57,900	1,551,909
Sharp Corp./Japan	135,500	1,435,555
Shiga Bank Ltd. (The)	50,000	1,163,742
Shikoku Electric Power Co. Inc.	82,500	1,041,579
Shima Seiki Manufacturing Ltd.	10,300	335,510
Shimachu Co. Ltd.	36,500	1,044,726
Shimadzu Corp.	133,200	3,053,698
Shimamura Co. Ltd.	14,500	1,253,744
Shimano Inc.	43,700	6,111,495
Shimizu Corp.	315,500	2,681,591
Shin-Etsu Chemical Co. Ltd.	208,200	17,554,380
Shinko Electric Industries Co. Ltd.	89,800	617,205
Shinmaywa Industries Ltd.	75,500	1,018,414
Shinsei Bank Ltd.	83,400	1,128,042
Shionogi & Co. Ltd.	161,500	9,921,795
Ship Healthcare Holdings Inc.	30,200	1,139,125
Shiseido Co. Ltd.	220,100	13,095,171
Shizuoka Bank Ltd. (The)	259,400	2,173,783
SHO-BOND Holdings Co. Ltd.	18,500	1,307,222
Shochiku Co. Ltd.	2,900	290,986
Shoei Foods Corp.	4,900	118,459
Showa Corp.	47,200	607,186
Showa Denko KK	77,100	2,578,737
Showa Shell Sekiyu KK	108,900	1,621,042
SKY Perfect JSAT Holdings Inc.	168,600	742,069
Skylark Holdings Co. Ltd.	101,400	1,686,428
SMC Corp./Japan	32,600	10,702,913
SMS Co. Ltd.	25,200	414,944
Softbank Corp.(a)	962,000	11,871,414
SoftBank Group Corp.	474,500	37,173,454
Sohgo Security Services Co. Ltd.	42,400	1,846,697
Sojitz Corp.	791,200	3,038,883
Sompo Holdings Inc.	203,100	7,625,348
Sony Corp.	728,500	36,595,695
Sony Financial Holdings Inc.	100,100	1,897,513
Sosei Group Corp.(a)	31,800	295,997
Sotetsu Holdings Inc.	60,000	1,794,542
Sourcenext Corp.(b)	43,500	212,244
Square Enix Holdings Co. Ltd.	48,700	1,610,953
Stanley Electric Co. Ltd.	78,400	2,272,829
Star Micronics Co. Ltd.	9,000	131,738
Subaru Corp.	355,800	8,343,302
Sugi Holdings Co. Ltd.	28,300	1,175,374
SUMCO Corp.	137,900	1,908,273
Sumitomo Bakelite Co. Ltd.	25,600	952,678
Sumitomo Chemical Co. Ltd.	831,700	4,325,482

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	643,200	$9,937,892
Sumitomo Dainippon Pharma Co. Ltd.	91,000	2,128,880
Sumitomo Electric Industries Ltd.	503,200	7,150,591
Sumitomo Forestry Co. Ltd.	67,600	881,415
Sumitomo Heavy Industries Ltd.	63,500	2,144,285
Sumitomo Metal Mining Co. Ltd.	137,700	3,967,906
Sumitomo Mitsui Construction Co. Ltd.	164,980	1,052,064
Sumitomo Mitsui Financial Group Inc.	756,800	28,128,788
Sumitomo Mitsui Trust Holdings Inc.	184,400	6,992,730
Sumitomo Osaka Cement Co. Ltd.	22,700	1,005,366
Sumitomo Realty & Development Co. Ltd.	200,400	7,647,351
Sumitomo Rubber Industries Ltd.	76,400	1,059,337
Sumitomo Warehouse Co. Ltd. (The)	84,200	1,082,384
Sundrug Co. Ltd.	43,700	1,395,364
Suntory Beverage & Food Ltd.	80,300	3,552,738
Suruga Bank Ltd.	68,300	292,454
Sushiro Global Holdings Ltd.	6,300	368,171
Suzuken Co. Ltd./Aichi Japan	43,300	2,267,849
Suzuki Motor Corp.	195,900	10,213,513
Sysmex Corp.	97,400	5,411,907
Systena Corp.	29,100	320,600
T&D Holdings Inc.	353,500	4,373,681
T. Hasegawa Co. Ltd.	12,400	183,100
Tadano Ltd.	81,600	925,995
Taiheiyo Cement Corp.	73,600	2,515,777
Taikisha Ltd.	24,800	659,252
Taisei Corp.	123,600	5,803,510
Taisho Pharmaceutical Holdings Co. Ltd.	21,800	2,205,440
Taiyo Holdings Co. Ltd.	29,600	898,907
Taiyo Nippon Sanso Corp.	75,400	1,191,657
Taiyo Yuden Co. Ltd.	70,600	1,235,159
Takara Bio Inc.	19,200	433,116
Takara Holdings Inc.	90,900	1,039,048
Takasago Thermal Engineering Co. Ltd.	67,500	1,063,080
Takashimaya Co. Ltd.	83,600	1,133,820
Takeda Pharmaceutical Co. Ltd.	851,283	34,331,352
Takeuchi Manufacturing Co. Ltd.	10,900	197,007
Takuma Co. Ltd.	22,800	288,483
Tamron Co. Ltd.	41,600	655,172
TDK Corp.	74,400	5,858,752
TechnoPro Holdings Inc.	27,800	1,456,032
Teijin Ltd.	81,300	1,402,935
Terumo Corp.	175,500	10,011,063
THK Co. Ltd.	75,000	1,775,935
TIS Inc.	45,800	2,053,698
Toagosei Co. Ltd.	112,000	1,301,847
Tobu Railway Co. Ltd.	112,000	3,159,423
Toda Corp.	177,600	1,137,436
Toei Co. Ltd.	2,000	245,704
Toho Bank Ltd. (The)	266,100	765,316
Toho Co. Ltd./Tokyo	66,900	2,437,366
Toho Gas Co. Ltd.	44,500	1,903,404
Toho Holdings Co. Ltd.	48,200	1,179,423
Toho Titanium Co. Ltd.	18,200	165,394
Toho Zinc Co. Ltd.	18,200	599,531
Tohoku Electric Power Co. Inc.	234,500	3,171,772
Tokai Carbon Co. Ltd.(b)	108,100	1,476,032
Tokai Rika Co. Ltd.	47,800	847,250
Tokai Tokyo Financial Holdings Inc.	265,700	1,167,000
Tokio Marine Holdings Inc.	390,700	19,070,095

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokuyama Corp.	39,400	$916,666
Tokyo Century Corp.	25,200	1,176,293
Tokyo Dome Corp.	104,800	879,191
Tokyo Electric Power Co. Holdings Inc.(a)	857,800	5,273,070
Tokyo Electron Ltd.	90,900	13,059,097
Tokyo Gas Co. Ltd.	220,200	5,783,715
Tokyo Ohka Kogyo Co. Ltd.	26,300	738,275
Tokyo Seimitsu Co. Ltd.	34,300	999,090
Tokyo Steel Manufacturing Co. Ltd.	56,100	472,698
Tokyo Tatemono Co. Ltd.	108,900	1,322,850
Tokyotokeiba Co. Ltd.	5,000	136,268
Tokyu Construction Co. Ltd.	23,300	216,665
Tokyu Corp.	295,000	5,041,808
Tokyu Fudosan Holdings Corp.	322,900	1,756,472
Tokyu REIT Inc.	776	1,197,192
TOMONY Holdings Inc.	209,800	776,894
Tomy Co. Ltd.	64,100	676,163
Topcon Corp.	85,200	1,144,559
Toppan Forms Co. Ltd.	97,500	817,054
Toppan Printing Co. Ltd.	141,600	2,317,280
Toray Industries Inc.	783,100	5,806,151
Toridoll Holdings Corp.	7,600	138,271
Toshiba Corp.	373,100	11,776,151
Toshiba Machine Co. Ltd.	25,600	513,035
Toshiba Plant Systems & Services Corp.	15,200	285,480
Toshiba TEC Corp.	7,400	177,265
Tosho Co. Ltd.	5,200	158,633
Tosoh Corp.	145,200	2,058,657
Totetsu Kogyo Co. Ltd.	6,300	169,555
TOTO Ltd.	80,400	3,113,902
Towa Pharmaceutical Co. Ltd.	2,600	182,523
Toyo Ink SC Holdings Co. Ltd.	46,000	1,041,478
Toyo Seikan Group Holdings Ltd.	100,000	2,247,542
Toyo Suisan Kaisha Ltd.	51,100	1,833,552
Toyo Tire Corp.	76,800	1,078,291
Toyobo Co. Ltd.	50,700	751,905
Toyoda Gosei Co. Ltd.	40,700	886,701
Toyota Boshoku Corp.	50,800	824,339
Toyota Industries Corp.	82,800	4,085,601
Toyota Motor Corp.	1,303,300	79,936,851
Toyota Tsusho Corp.	119,400	3,796,049
Trend Micro Inc./Japan(a)	73,200	3,887,678
Trusco Nakayama Corp.	11,800	311,074
TS Tech Co. Ltd.	34,700	1,039,438
TSI Holdings Co. Ltd.	81,600	549,598
Tsubaki Nakashima Co. Ltd.	8,500	140,040
Tsubakimoto Chain Co.	24,100	890,214
Tsumura & Co.	41,400	1,203,997
Tsuruha Holdings Inc.	24,100	2,223,321
UACJ Corp.(b)	24,800	535,514
Ube Industries Ltd.	53,500	1,206,368
Ulvac Inc.	33,800	1,108,757
Unicharm Corp.	241,300	7,436,554
Unipres Corp.	39,800	768,718
United Arrows Ltd.	19,700	697,818
United Urban Investment Corp.	1,756	2,802,694
Universal Entertainment Corp.(b)	20,200	606,947
Unizo Holdings Co. Ltd.	8,400	158,614
Ushio Inc.	100,800	1,145,728
USS Co. Ltd.	152,800	2,673,263

Security	Shares	Value

Japan (continued)
UT Group Co. Ltd.(a)	10,700	$208,533
UUUM Inc.(a)	4,200	224,607
V Technology Co. Ltd.	4,300	610,052
Valor Holdings Co. Ltd.	35,600	863,258
Vector Inc.	12,800	166,072
Vision Inc./Tokyo Japan(a)	3,100	116,645
Wacom Co. Ltd.	116,500	513,829
WATAMI Co. Ltd.(b)	47,700	611,864
Welcia Holdings Co. Ltd.	32,700	1,237,931
West Japan Railway Co.	93,000	6,784,223
W-Scope Corp.	10,400	108,367
Xebio Holdings Co. Ltd.	55,800	653,213
Yahoo Japan Corp.	1,695,800	4,565,555
Yakult Honsha Co. Ltd.	70,800	4,703,519
Yamada Denki Co. Ltd.(b)	321,300	1,582,439
Yamagata Bank Ltd. (The)(b)	39,600	717,552
Yamaguchi Financial Group Inc.	135,400	1,377,265
Yamaha Corp.	78,200	3,420,307
Yamaha Motor Co. Ltd.	158,400	3,385,449
YA-MAN Ltd.	14,600	179,364
Yamanashi Chuo Bank Ltd. (The)	50,000	636,773
Yamato Holdings Co. Ltd.	180,000	4,790,683
Yamato Kogyo Co. Ltd.	39,400	1,024,914
Yamazaki Baking Co. Ltd.	68,600	1,342,626
Yaoko Co. Ltd.	3,500	183,313
Yaskawa Electric Corp.	141,900	3,989,837
Yokogawa Electric Corp.	135,000	2,508,224
Yokohama Rubber Co. Ltd. (The)	75,300	1,594,149
Yoshinoya Holdings Co. Ltd.(b)	55,400	875,567
Yume No Machi Souzou Iinkai Co. Ltd.	11,200	150,047
Zenkoku Hosho Co. Ltd.	35,000	1,223,698
Zenrin Co. Ltd.	25,700	649,880
Zensho Holdings Co. Ltd.	52,100	1,201,608
Zeon Corp.	91,800	939,678
Zojirushi Corp.(b)	46,300	484,570
ZOZO Inc.	117,000	2,357,631

		2,291,709,821
Liechtenstein — 0.0%
Liechtensteinische Landesbank AG	1,875	123,034

Malaysia — 0.6%
AirAsia Group Bhd	582,000	431,953
Alliance Bank Malaysia Bhd	891,600	922,945
AMMB Holdings Bhd	1,022,100	1,122,913
Axiata Group Bhd	1,552,200	1,519,610
Berjaya Corp. Bhd(a)	7,686,296	516,048
British American Tobacco Malaysia Bhd	83,300	779,311
Bursa Malaysia Bhd	725,900	1,293,718
Cahya Mata Sarawak Bhd	186,600	139,859
Carlsberg Brewery Malaysia Bhd	166,800	834,814
CIMB Group Holdings Bhd	2,628,200	3,606,075
Dialog Group Bhd	2,555,178	1,871,468
DiGi.Com Bhd(b)	1,797,000	2,044,439
Fraser & Neave Holdings Bhd	20,100	166,649
Gamuda Bhd	1,303,700	878,470
Genting Bhd	1,208,500	2,047,605
Genting Malaysia Bhd	1,895,700	1,522,669
Genting Plantations Bhd(b)	437,400	1,091,364
HAP Seng Consolidated Bhd	148,400	356,870
Hartalega Holdings Bhd	883,100	1,164,243

S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hibiscus Petroleum Bhd(a)	567,500	$133,008
Hong Leong Bank Bhd	389,200	1,961,203
Hong Leong Financial Group Bhd	189,000	909,009
IHH Healthcare Bhd	1,548,400	2,116,953
IJM Corp. Bhd	1,911,500	854,015
IOI Corp. Bhd	1,233,700	1,400,563
IOI Properties Group Bhd	1,721,941	655,817
Kossan Rubber Industries	167,300	154,802
KPJ Healthcare Bhd	3,545,600	934,875
Kuala Lumpur Kepong Bhd	266,900	1,608,177
Lafarge Malaysia Bhd(a)(b)	637,000	290,818
Malayan Banking Bhd	2,130,700	4,962,617
Malaysia Airports Holdings Bhd	451,100	885,460
Maxis Bhd(b)	1,305,700	1,832,953
MISC Bhd	685,400	1,134,524
My EG Services Bhd(b)	1,858,800	453,809
Nestle Malaysia Bhd	40,300	1,461,072
Pavilion REIT	1,277,900	539,738
Petronas Chemicals Group Bhd	1,488,400	3,070,552
Petronas Dagangan Bhd	138,700	893,288
Petronas Gas Bhd	460,400	2,032,234
PPB Group Bhd(b)	550,580	2,446,425
Press Metal Aluminium Holdings Bhd	1,352,200	1,422,847
Public Bank Bhd	1,656,860	10,023,679
QL Resources Bhd	190,800	314,895
RHB Bank Bhd	608,898	807,206
RHB Bank Bhd, New(a)(d)	87,100	—
Sapura Energy Bhd(a)	2,581,300	167,003
Serba Dinamik Holdings Bhd	270,000	244,556
Sime Darby Bhd	1,439,600	787,281
Sime Darby Plantation Bhd	1,575,500	1,988,607
Sime Darby Property Bhd	3,062,400	859,805
SP Setia Bhd Group	346,900	217,659
Sunway REIT	1,982,500	847,015
Supermax Corp. Bhd	261,600	96,439
Telekom Malaysia Bhd(b)	717,400	509,676
Tenaga Nasional Bhd	1,759,800	5,542,339
Top Glove Corp. Bhd	901,500	1,060,847
UEM Edgenta Bhd	495,800	321,980
UMW Holdings Bhd(b)	357,500	509,717
Velesto Energy Bhd(a)	6,481,576	300,659
VS Industry Bhd	595,100	117,683
WCT Holdings Bhd(b)	1,486,002	293,863
Westports Holdings Bhd	154,500	140,317
YTL Corp. Bhd	2,764,030	742,293

		80,359,301
Mexico — 0.7%
Alfa SAB de CV, Class A	1,744,500	2,206,725
Alsea SAB de CV(b)	353,000	981,738
America Movil SAB de CV, Series L, NVS	19,206,700	15,453,580
Arca Continental SAB de CV	278,800	1,629,584
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	980,500	1,475,265
Bolsa Mexicana de Valores SAB de CV	477,100	958,300
Cemex SAB de CV, CPO(a)	8,799,312	4,776,944
Coca-Cola Femsa SAB de CV, Series L, NVS	339,200	2,130,222
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	669,000	502,060
Corp Inmobiliaria Vesta SAB de CV	551,600	776,311
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	123,360	811,800

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	2,099,300	$2,894,940
Fomento Economico Mexicano SAB de CV	1,242,900	11,363,489
Genomma Lab Internacional SAB de CV, Class B(a)(b)	550,100	383,342
Gentera SAB de CV(b)	731,500	536,278
Gruma SAB de CV, Series B	133,449	1,633,866
Grupo Aeroportuario del Centro Norte SAB de CV	74,300	415,462
Grupo Aeroportuario del Pacifico SAB de CV, Series B	215,800	1,946,461
Grupo Aeroportuario del Sureste SAB de CV, Class B	130,635	2,374,920
Grupo Bimbo SAB de CV, Series A	936,047	1,859,968
Grupo Carso SAB de CV, Series A1	309,300	1,218,458
Grupo Cementos de Chihuahua SAB de CV	30,300	167,231
Grupo Comercial Chedraui SA de CV	277,700	540,711
Grupo Financiero Banorte SAB de CV, Class O	1,507,200	8,408,779
Grupo Financiero Inbursa SAB de CV, Class O	1,328,600	1,934,083
Grupo Herdez SAB de CV(b)	287,500	630,806
Grupo Mexico SAB de CV, Series B	2,148,500	5,170,198
Grupo Televisa SAB, CPO	1,460,900	3,670,628
Industrias CH SAB de CV, Series B(a)(b)	117,400	498,456
Industrias Penoles SAB de CV(b)	97,845	1,342,343
Infraestructura Energetica Nova SAB de CV	360,247	1,421,620
Kimberly-Clark de Mexico SAB de CV, Class A	981,800	1,646,975
Macquarie Mexico Real Estate Management SA de CV(c)	612,900	676,088
Megacable Holdings SAB de CV, CPO	109,600	495,233
Mexichem SAB de CV	673,578	1,808,173
Promotora y Operadora de Infraestructura SAB de CV	170,015	1,743,372
Regional SAB de CV	28,900	153,520
Telesites SAB de CV(a)(b)	934,655	589,432
Wal-Mart de Mexico SAB de CV	3,083,400	8,134,573

		95,361,934
Netherlands — 2.3%
Aalberts Industries NV	51,903	1,821,820
ABN AMRO Group NV, CVA(c)	222,617	5,548,195
Accell Group NV	9,113	200,560
Aegon NV	1,030,424	5,299,335
AerCap Holdings NV(a)	67,734	3,201,109
Akzo Nobel NV	127,298	11,007,687
AMG Advanced Metallurgical Group NV	23,233	842,415
Arcadis NV	63,681	827,161
ArcelorMittal	386,786	8,962,893
Argenx SE(a)	14,987	1,590,706
ASM International NV	22,935	1,117,146
ASML Holding NV	235,560	41,414,327
ASR Nederland NV	75,920	3,211,036
Basic-Fit NV(a)(c)	11,207	343,348
BE Semiconductor Industries NV	52,370	1,361,984
BinckBank NV	79,188	566,993
Boskalis Westminster(b)	47,182	1,244,655
Brunel International NV	37,738	527,857
Constellium NV, Class A(a)	46,954	386,901
Corbion NV	36,331	1,032,195
COSMO Pharmaceuticals NV(a)(b)	7,285	650,223
Eurocommercial Properties NV	35,420	1,150,187
Euronext NV(c)	30,977	1,914,074
EXOR NV	61,105	3,912,412
Flow Traders(c)	20,028	620,490
Fugro NV, CVA(a)(b)	39,656	438,378
Gemalto NV(a)	44,367	2,579,045

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	68,320	$5,942,246
Heineken NV	141,891	12,761,264
IMCD NV	28,529	2,091,804
ING Groep NV	2,188,502	25,895,450
Intertrust NV(c)	45,718	745,444
InterXion Holding NV(a)	41,403	2,485,836
Koninklijke Ahold Delhaize NV	717,438	18,950,615
Koninklijke BAM Groep NV	201,767	723,029
Koninklijke DSM NV	104,114	9,746,001
Koninklijke KPN NV	1,896,783	5,848,156
Koninklijke Philips NV	544,283	21,459,101
Koninklijke Vopak NV(b)	35,227	1,795,106
NN Group NV	182,112	7,714,963
NSI NV	38,297	1,617,135
NXP Semiconductors NV	199,363	17,350,562
OCI NV(a)	49,876	1,057,614
Pharming Group NV(a)(b)	305,811	290,196
PostNL NV	293,833	762,990
ProQR Therapeutics NV(a)	13,084	206,204
Randstad NV	59,966	2,897,503
Rhi Magnesita NV	14,776	821,964
Rhi Magnesita NV	3,852	216,062
SBM Offshore NV	95,206	1,575,300
Shop Apotheke Europe NV(a)(b)(c)	2,160	89,226
Signify NV(c)	55,324	1,375,644
Takeaway.com NV(a)(c)	18,596	1,182,124
TKH Group NV	24,872	1,203,220
TomTom NV(a)	88,718	798,107
Unilever NV, CVA	891,440	47,712,351
Vastned Retail NV	35,252	1,377,319
Wereldhave NV	26,465	849,676
Wessanen(b)	70,510	724,115
Wolters Kluwer NV	163,434	10,201,755

		310,241,214
New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	435,752	3,823,306
Air New Zealand Ltd.	429,304	836,720
Auckland International Airport Ltd.	608,071	3,099,922
Chorus Ltd.	300,725	1,022,056
Contact Energy Ltd.	394,348	1,652,060
Fisher & Paykel Healthcare Corp. Ltd.	343,490	2,992,353
Fletcher Building Ltd.(a)	497,308	1,724,664
Infratil Ltd.	437,583	1,144,224
Kiwi Property Group Ltd.	756,835	745,416
Mercury NZ Ltd.	447,259	1,095,073
Meridian Energy Ltd.	815,335	1,990,618
Precinct Properties New Zealand Ltd.	872,643	904,872
Restaurant Brands New Zealand Ltd.	30,460	180,636
Ryman Healthcare Ltd.	288,068	2,093,946
Sky Network Television Ltd.	272,763	357,566
SKYCITY Entertainment Group Ltd.	425,141	1,132,331
Spark New Zealand Ltd.	1,050,946	2,955,836
Summerset Group Holdings Ltd.	35,541	150,619
Synlait Milk Ltd.(a)	19,679	126,120
Trade Me Group Ltd.	229,896	1,010,950
Z Energy Ltd.	261,570	1,088,550

		30,127,838
Norway — 0.6%
Aker ASA, Class A	17,474	1,228,065

Security	Shares	Value

Norway (continued)
Aker BP ASA	63,508	$2,117,059
Aker Solutions ASA(a)	181,524	990,856
Atea ASA	87,836	1,215,846
Austevoll Seafood ASA	74,686	952,250
Bakkafrost P/F	24,579	1,278,044
Borr Drilling Ltd.(a)	396,856	1,017,640
Borregaard ASA	105,273	934,816
BW LPG Ltd.(a)(c)	37,698	115,687
BW Offshore Ltd.(a)	49,534	235,806
DNB ASA	547,973	9,715,649
DNO ASA	519,490	1,000,312
Elkem ASA(a)(c)	121,437	351,761
Equinor ASA	667,632	15,280,994
Europris ASA(c)	74,282	238,979
Frontline Ltd./Bermuda(a)	37,798	193,847
Gjensidige Forsikring ASA	98,374	1,696,889
Golden Ocean Group Ltd.	65,045	332,040
Grieg Seafood ASA	27,290	351,836
Kongsberg Gruppen ASA	57,403	800,037
Leroy Seafood Group ASA	167,850	1,337,858
Mowi ASA(a)	254,304	5,603,232
NEL ASA(a)	582,221	385,336
Nordic Nanovector ASA(a)(b)	21,558	108,922
Nordic Semiconductor ASA(a)	59,991	208,314
Norsk Hydro ASA	761,533	3,518,593
Northern Drilling Ltd.(a)	18,431	118,592
Norway Royal Salmon ASA	6,220	150,266
Norwegian Air Shuttle ASA(a)	23,356	356,988
Norwegian Finans Holding ASA(a)	86,911	714,500
Norwegian Property ASA	637,658	814,531
Ocean Yield ASA	32,732	235,091
Orkla ASA	489,842	3,948,510
Petroleum Geo-Services ASA(a)	158,111	356,540
Protector Forsikring ASA(a)	24,597	139,870
Salmar ASA	29,012	1,518,881
Sbanken ASA(c)	18,054	163,962
Scatec Solar ASA(c)	39,921	398,096
Schibsted ASA, Class B	55,460	1,761,210
SpareBank 1 SMN	158,140	1,625,800
SpareBank 1 SR-Bank ASA	91,169	987,073
Storebrand ASA	233,402	1,788,302
Subsea 7 SA	131,966	1,499,902
Telenor ASA	425,727	8,056,139
TGS NOPEC Geophysical Co. ASA	55,923	1,660,396
Tomra Systems ASA	64,858	1,682,373
Veidekke ASA	87,821	958,123
Wallenius Wilhelmsen ASA(a)	31,509	111,470
XXL ASA(c)	60,099	201,555
Yara International ASA	105,446	4,357,542

		84,816,380
Pakistan — 0.0%
Engro Corp. Ltd./Pakistan	300,400	728,937
Habib Bank Ltd.	485,400	522,911
Hub Power Co. Ltd. (The)	507,000	341,253
Lucky Cement Ltd.	140,650	477,589
MCB Bank Ltd.	371,100	558,073
Oil & Gas Development Co. Ltd.	379,200	412,785
Pakistan State Oil Co. Ltd.	129,091	229,945

S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
United Bank Ltd./Pakistan	526,700	$581,809

		3,853,302

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	110,811	1,734,192
Credicorp Ltd.	39,746	9,649,534
Southern Copper Corp.	51,697	1,738,053

		13,121,779

Philippines — 0.3%
Aboitiz Equity Ventures Inc.	1,327,470	1,636,729
Aboitiz Power Corp.	920,400	678,245
Alliance Global Group Inc.	663,800	174,517
Ayala Corp.	149,305	2,656,030
Ayala Land Inc.	4,337,900	3,696,081
Bank of the Philippine Islands	557,285	973,190
BDO Unibank Inc.	1,366,540	3,540,259
Bloomberry Resorts Corp.	3,589,700	759,135
DMCI Holdings Inc.	3,342,200	806,849
DoubleDragon Properties Corp.(a)	1,085,400	425,953
Globe Telecom Inc.	22,250	862,502
GT Capital Holdings Inc.	60,946	1,247,925
International Container Terminal Services Inc.	462,480	960,283
JG Summit Holdings Inc.	1,804,462	2,238,696
Jollibee Foods Corp.	310,380	1,882,174
Manila Water Co. Inc.	1,429,400	754,337
Megaworld Corp.	1,954,000	193,488
Metro Pacific Investments Corp.	11,145,900	1,039,514
Metropolitan Bank & Trust Co.	903,304	1,456,103
PLDT Inc.	51,205	1,267,597
SM Investments Corp.	154,970	2,944,162
SM Prime Holdings Inc.	6,072,800	4,440,101
Universal Robina Corp.	551,560	1,567,569

		36,201,439

Poland — 0.3%
Alior Bank SA(a)	59,526	921,666
Asseco Poland SA	63,229	817,253
Bank Handlowy w Warszawie SA	26,029	484,323
Bank Millennium SA(a)	447,027	1,061,699
Bank Polska Kasa Opieki SA	87,261	2,598,809
CCC SA	22,790	1,097,263
CD Projekt SA(a)	40,632	2,078,839
Cyfrowy Polsat SA(a)	148,146	945,447
Dino Polska SA(a)(c)	23,298	629,243
Enea SA(a)	175,240	506,328
Eurocash SA(b)	63,373	343,516
Grupa Azoty SA(b)	38,815	386,514
Grupa Lotos SA	60,680	1,519,594
Jastrzebska Spolka Weglowa SA(a)	33,657	619,006
KGHM Polska Miedz SA(a)	83,619	2,120,169
KRUK SA	5,270	237,839
LPP SA	826	1,861,678
mBank SA	9,523	1,151,381
Orange Polska SA(a)(b)	403,943	609,126
PGE Polska Grupa Energetyczna SA(a)	486,712	1,554,375
PLAY Communications SA(c)	52,616	323,037
Polski Koncern Naftowy ORLEN SA	170,838	4,816,485
Polskie Gornictwo Naftowe i Gazownictwo SA	1,013,900	2,083,141
Powszechna Kasa Oszczednosci Bank Polski SA	495,576	5,272,497
Powszechny Zaklad Ubezpieczen SA	362,393	4,358,104
Santander Bank Polska SA	18,547	1,866,861

Security	Shares	Value

Poland (continued)
Tauron Polska Energia SA(a)	709,387	$452,721

		40,716,914

Portugal — 0.1%
Altri SGPS SA	30,981	257,020
Banco Comercial Portugues SA, Class R(a)	4,918,492	1,360,137
CTT-Correios de Portugal SA	192,203	693,829
EDP - Energias de Portugal SA	1,516,919	5,552,476
Galp Energia SGPS SA	301,846	4,725,987
Jeronimo Martins SGPS SA	138,751	1,969,425
Navigator Co. SA (The)	88,213	432,614
NOS SGPS SA	187,532	1,219,015
REN - Redes Energeticas Nacionais SGPS SA	100,812	303,304
Sonae SGPS SA	1,189,182	1,243,766

		17,757,573

Qatar — 0.3%
Barwa Real Estate Co.	116,034	1,293,926
Commercial Bank PQSC (The)	148,463	1,725,463
Doha Bank QPSC	8,860	51,280
Ezdan Holding Group QSC(a)	525,643	2,249,364
Industries Qatar QSC	103,641	4,074,702
Masraf Al Rayan QSC	232,113	2,592,802
Ooredoo QPSC	51,728	1,074,923
Qatar Electricity & Water Co. QSC	33,304	1,714,028
Qatar Gas Transport Co. Ltd.	196,032	1,072,876
Qatar Insurance Co. SAQ	104,856	1,119,325
Qatar Islamic Bank SAQ	71,290	3,083,866
Qatar National Bank QPSC	256,718	13,915,838
Qatar Navigation QSC	10,749	203,061
United Development Co. QSC	34,108	156,789
Vodafone Qatar QSC(a)	349,695	801,354

		35,129,597

Russia — 0.7%
Gazprom PJSC, ADR, NVS	3,547,909	17,327,988
LSR Group PJSC, GDR, NVS(e)	1,171,579	2,300,981
LUKOIL PJSC, ADR, NVS, New	293,459	23,535,412
Magnit PJSC, GDR, NVS(e)	269,350	4,288,052
Mechel PJSC, ADR, NVS(a)	353,846	845,692
Mobile TeleSystems PJSC, ADR, NVS	661,342	5,687,541
Novatek PJSC, GDR, NVS(e)	65,633	12,043,655
PhosAgro PJSC, GDR, NVS(e)	273,895	3,730,450
Sberbank of Russia PJSC, ADR	1,468,064	19,928,969
Sistema PJSFC, GDR(e)	742,897	2,071,197
TMK PJSC, GDR, NVS(e)	360,914	1,171,166

		92,931,103

Singapore — 1.0%
Ascendas REIT	1,100,595	2,242,688
Ascott Residence Trust	1,106,272	979,038
Best World International Ltd.	155,500	308,768
Cache Logistics Trust	2,862,262	1,553,900
CapitaLand Commercial Trust	1,317,657	1,842,260
CapitaLand Ltd.	1,306,200	3,234,779
CapitaLand Mall Trust	1,192,700	2,128,792
CapitaLand Retail China Trust(b)	1,038,240	1,158,190
CDL Hospitality Trusts	1,311,800	1,629,202
City Developments Ltd.	157,700	1,077,799
ComfortDelGro Corp. Ltd.	1,202,600	2,083,857
DBS Group Holdings Ltd.	1,012,500	18,011,378
ESR-REIT	4,378,773	1,709,631
First REIT	1,484,800	1,203,608

92	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
First Resources Ltd.(b)	645,700	$821,141
Frasers Centrepoint Trust(b)	577,300	983,168
Frasers Commercial Trust	1,245,400	1,380,022
Frasers Hospitality Trust	293,300	160,321
Frasers Logistics & Industrial Trust	931,200	747,924
Genting Singapore Ltd.	3,458,800	2,829,495
Golden Agri-Resources Ltd.(a)	3,935,500	746,330
Hutchison Port Holdings Trust, Class U	3,764,500	941,125
Jardine Cycle & Carriage Ltd.	62,922	1,767,422
Kenon Holdings Ltd./Singapore	23,461	427,215
Keppel Corp. Ltd.	789,000	3,579,296
Keppel DC REIT, NVS	483,700	518,000
Keppel Infrastructure Trust(b)	4,605,700	1,746,854
Keppel REIT	871,460	764,751
Lippo Malls Indonesia Retail Trust	3,559,200	635,264
M1 Ltd./Singapore	344,300	524,906
Manulife US Real Estate Investment Trust	346,200	294,270
Mapletree Commercial Trust	881,736	1,154,096
Mapletree Industrial Trust	682,600	1,015,283
Mapletree Logistics Trust	1,212,790	1,235,654
NetLink NBN Trust	3,199,500	1,867,852
OUE Hospitality Trust	1,625,466	888,497
Oversea-Chinese Banking Corp. Ltd.	1,725,750	14,772,158
Parkway Life REIT	653,500	1,394,820
Raffles Medical Group Ltd.	237,900	196,385
Sabana Shari’ah Compliant Industrial REIT	3,285,888	1,014,125
SATS Ltd.	355,200	1,278,525
Sembcorp Industries Ltd.	436,700	841,151
Sembcorp Marine Ltd.(b)	620,300	738,095
Sheng Siong Group Ltd.	180,800	149,249
SIA Engineering Co. Ltd.	83,900	154,741
Singapore Airlines Ltd.	301,900	2,166,612
Singapore Exchange Ltd.	381,900	2,169,870
Singapore Post Ltd.(b)	1,192,900	873,838
Singapore Technologies Engineering Ltd.	874,400	2,419,044
Singapore Telecommunications Ltd.	4,622,000	10,380,724
SPH REIT	226,700	173,652
Starhill Global REIT	1,755,200	933,305
StarHub Ltd.	434,700	575,440
Suntec REIT	1,028,800	1,476,655
United Engineers Ltd.	479,400	909,136
United Overseas Bank Ltd.	741,200	13,885,270
UOL Group Ltd.	207,700	1,025,641
Venture Corp. Ltd.	152,200	1,840,458
Wilmar International Ltd.	971,400	2,405,654
Wing Tai Holdings Ltd.	534,900	815,487
Yangzijiang Shipbuilding Holdings Ltd.	1,402,300	1,460,023
Yanlord Land Group Ltd.	239,500	226,204
Yoma Strategic Holdings Ltd.	504,500	127,565

		128,596,603

South Africa — 1.6%
Absa Group Ltd.	395,889	5,512,911
Adcock Ingram Holdings Ltd.	104,880	501,796
AECI Ltd.	100,066	671,128
African Rainbow Minerals Ltd.	108,119	1,206,908
Anglo American Platinum Ltd.	35,776	1,720,052
AngloGold Ashanti Ltd.	236,987	3,339,249
Aspen Pharmacare Holdings Ltd.	223,746	2,449,572
AVI Ltd.(b)	211,763	1,484,735
Barloworld Ltd.	130,697	1,191,736

Security	Shares	Value

South Africa (continued)
Bid Corp. Ltd.	194,198	$4,146,793
Bidvest Group Ltd. (The)	183,399	2,800,048
Brait SE(a)(b)	235,297	499,319
Capitec Bank Holdings Ltd.	24,586	2,160,622
Clicks Group Ltd.(b)	156,695	2,325,037
Coronation Fund Managers Ltd.	164,909	512,995
Dis-Chem Pharmacies Ltd.(c)	114,080	220,595
Discovery Ltd.	216,865	2,602,053
Emira Property Fund Ltd.	745,354	887,460
Exxaro Resources Ltd.	157,624	1,828,415
FirstRand Ltd.	1,909,657	9,985,765
Fortress REIT Ltd., Series B	688,156	804,318
Foschini Group Ltd. (The)(b)	142,147	1,814,061
Gold Fields Ltd.	489,993	1,985,081
Growthpoint Properties Ltd.	1,668,732	3,265,785
Harmony Gold Mining Co. Ltd.(a)	315,136	630,747
Hyprop Investments Ltd.	141,512	959,765
Impala Platinum Holdings Ltd.(a)	422,913	1,231,770
Imperial Logistics Ltd.	105,014	537,415
Investec Ltd.	182,725	1,198,797
JSE Ltd.(b)	86,030	1,064,581
Kumba Iron Ore Ltd.	42,443	1,083,112
Liberty Holdings Ltd.	83,799	674,560
Life Healthcare Group Holdings Ltd.	768,937	1,571,482
Massmart Holdings Ltd.(b)	73,415	508,981
MMI Holdings Ltd./South Africa(a)(b)	522,036	662,085
Mondi Ltd.	78,725	1,946,531
Motus Holdings Ltd.(a)	112,894	759,376
Mr. Price Group Ltd.	156,635	2,632,223
MTN Group Ltd.	975,737	6,399,276
Murray & Roberts Holdings Ltd.	402,103	432,405
Nampak Ltd.(a)	486,079	512,086
Naspers Ltd., Class N	252,747	57,901,347
Nedbank Group Ltd.	216,736	4,667,419
NEPI Rockcastle PLC.	222,427	2,102,580
Netcare Ltd.	674,116	1,257,300
Northam Platinum Ltd.(a)	254,168	925,501
Old Mutual Ltd.	2,785,465	4,909,723
Omnia Holdings Ltd.	56,101	357,195
Pick n Pay Stores Ltd.(b)	252,446	1,321,204
Pioneer Foods Group Ltd.	88,482	530,025
PPC Ltd.(a)(b)	1,209,575	505,889
PSG Group Ltd.(b)	97,201	1,835,172
Rand Merchant Investment Holdings Ltd.	461,973	1,282,523
Redefine Properties Ltd.	3,196,846	2,541,577
Reinet Investments SCA	84,124	1,272,066
Remgro Ltd.	284,358	4,522,299
Resilient REIT Ltd.	174,330	848,791
Reunert Ltd.	160,639	853,433
RMB Holdings Ltd.	490,710	3,088,108
Sanlam Ltd.	1,062,688	6,735,696
Sappi Ltd.	301,865	1,774,793
Sasol Ltd.	324,096	9,779,542
Shoprite Holdings Ltd.	242,387	2,989,196
Sibanye Gold Ltd.(a)	1,154,004	978,338
SPAR Group Ltd. (The)(b)	109,055	1,638,701
Standard Bank Group Ltd.	729,635	10,721,841
Steinhoff International Holdings NV, Class H(a)	2,914,950	364,643
Sun International Ltd./South Africa(a)	184,417	816,744
Super Group Ltd./South Africa(a)	304,030	787,454

S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Telkom SA SOC Ltd.	175,859	$889,499
Tiger Brands Ltd.	93,577	1,947,911
Tongaat Hulett Ltd.	89,928	342,228
Truworths International Ltd.(b)	271,888	1,641,163
Vodacom Group Ltd.	330,862	3,006,431
Vukile Property Fund Ltd.	135,772	214,862
Wilson Bayly Holmes-Ovcon Ltd.	61,087	644,475
Woolworths Holdings Ltd./South Africa	577,782	2,187,038

		214,904,333
South Korea — 3.5%
Aekyung Industrial Co. Ltd.(a)	2,703	98,024
Amicogen Inc.(a)	13,376	451,417
Amorepacific Corp.	19,163	3,125,947
AMOREPACIFIC Group	16,789	1,033,610
Asiana Airlines Inc.(a)	135,725	532,458
BGF retail Co. Ltd.	5,549	917,643
BH Co. Ltd.(a)	10,366	159,312
Binggrae Co. Ltd.	13,155	809,884
BNK Financial Group Inc.	149,201	985,600
Bukwang Pharmaceutical Co. Ltd.	13,562	283,392
Cafe24 Corp.(a)	1,534	152,483
Celltrion Healthcare Co. Ltd.(a)(b)	28,807	1,926,249
Celltrion Inc.(a)(b)	48,391	9,524,674
Celltrion Pharm Inc.(a)(b)	10,377	586,629
Cheil Worldwide Inc.	50,533	1,067,295
CJ CGV Co. Ltd.	16,123	618,025
CJ CheilJedang Corp.	4,548	1,399,982
CJ Corp.	7,606	823,730
CJ ENM Co. Ltd.	6,646	1,268,095
CJ Logistics Corp.(a)	5,097	769,601
Com2uSCorp.(b)	8,348	859,822
Cosmax Inc.(b)	6,655	753,633
Coway Co. Ltd.	30,588	2,292,760
CrystalGenomics Inc.(a)	16,091	258,144
Daea TI Co. Ltd.	30,233	229,604
Daelim Industrial Co. Ltd.	16,396	1,569,383
Daesang Corp.	24,070	545,153
Daewoo Engineering & Construction Co. Ltd.(a)	117,241	545,822
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	25,461	846,679
Daewoong Pharmaceutical Co. Ltd.	1,660	288,689
DB Insurance Co. Ltd.	28,870	1,803,321
Dentium Co. Ltd.	2,219	145,786
DGB Financial Group Inc.	98,414	767,747
Dong-A Socio Holdings Co. Ltd.	7,226	681,913
Dong-A ST Co. Ltd.	7,598	689,703
Dongkuk Steel Mill Co. Ltd.	65,542	490,689
Dongsung Pharmaceutical Co. Ltd.(a)	7,669	118,207
Dongwon Industries Co. Ltd.	1,336	282,173
Doosan Bobcat Inc.	15,340	457,725
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	60,343	615,551
Doosan Infracore Co. Ltd.(a)(b)	103,652	806,746
DoubleUGames Co. Ltd.	2,707	136,001
Douzone Bizon Co. Ltd.	7,943	293,762
Ecopro Co. Ltd.(a)	17,582	514,352
E-MART Inc.	12,284	2,119,739
Enzychem Lifesciences Corp.(a)	866	74,641
Eo Technics Co Ltd.	16,092	736,155
Esmo Corp.(a)	8,247	51,884
Feelux Co. Ltd.	19,159	204,909

Security	Shares	Value

South Korea (continued)
Fila Korea Ltd.	29,347	$1,255,487
GemVax & Kael Co. Ltd.(a)	55,227	620,444
Genexine Co. Ltd.(a)	11,906	766,162
Grand Korea Leisure Co. Ltd.	35,867	830,068
Green Cross Cell Corp.	2,396	108,317
Green Cross Corp./South Korea	6,161	758,601
Green Cross Holdings Corp.	32,000	687,368
GS Engineering & Construction Corp.	34,018	1,438,500
GS Holdings Corp.	27,258	1,332,706
GS Retail Co. Ltd.	19,196	621,953
G-treeBNT Co. Ltd.(a)	8,943	206,164
Halla Holdings Corp.	14,525	570,478
Hana Financial Group Inc.	165,655	5,947,888
Hana Tour Service Inc.(b)	11,488	731,003
Hanall Biopharma Co. Ltd.(a)	14,415	451,501
Handsome Co. Ltd.	26,170	870,256
Hanjin Kal Corp.(b)	31,008	771,960
Hanjin Transportation Co. Ltd.	2,846	102,954
Hankook Tire Co. Ltd.	45,674	1,715,879
Hanmi Pharm Co. Ltd.	4,139	1,614,457
Hanmi Science Co. Ltd.	11,682	769,596
Hanon Systems	112,428	1,293,379
Hanssem Co. Ltd.	4,013	258,961
Hanwha Aerospace Co. Ltd.(a)	25,932	731,825
Hanwha Chemical Corp.(a)	68,177	1,375,611
Hanwha Corp.	31,453	993,639
Hanwha Life Insurance Co. Ltd.	208,555	805,992
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	20,779	919,755
HLB Inc.(a)	19,305	1,301,285
HLB Life Science Co. Ltd.(a)	10,712	153,558
Hotel Shilla Co. Ltd.	18,238	1,255,589
Huchems Fine Chemical Corp.	24,580	509,207
Hugel Inc.(a)	938	281,994
Hyosung Advanced Materials Corp.(a)	3,501	360,279
Hyosung Chemical Corp.(a)	3,114	394,620
Hyosung Corp.(a)	4,075	256,370
Hyosung Heavy Industries Corp.(a)	7,624	310,743
Hyosung TNC Co. Ltd.(a)	2,653	408,924
Hyundai Construction Equipment Co. Ltd.	10,330	511,556
Hyundai Department Store Co. Ltd.	10,167	873,559
Hyundai Electric & Energy System Co. Ltd.(a)(b)	10,488	261,576
Hyundai Elevator Co. Ltd.	9,820	979,661
Hyundai Engineering & Construction Co. Ltd.	44,895	2,509,746
Hyundai Glovis Co. Ltd.	10,410	1,328,558
Hyundai Greenfood Co. Ltd.	76,456	944,834
Hyundai Heavy Industries Co. Ltd.(a)	21,926	2,729,296
Hyundai Heavy Industries Holdings Co. Ltd.(a)	5,573	1,798,146
Hyundai Home Shopping Network Corp.	8,031	743,444
Hyundai Livart Furniture Co. Ltd.	25,264	446,176
Hyundai Marine & Fire Insurance Co. Ltd.	37,477	1,258,047
Hyundai Merchant Marine Co. Ltd.(a)	196,505	707,323
Hyundai Mipo Dockyard Co. Ltd.	16,532	933,096
Hyundai Mobis Co. Ltd.	38,881	7,862,513
Hyundai Motor Co.	81,628	9,500,585
Hyundai Rotem Co. Ltd.(a)	14,934	355,012
Hyundai Steel Co.	44,596	2,052,141
Hyundai Wia Corp.(b)	12,636	495,719
Iljin Materials Co. Ltd.	9,646	351,544
Industrial Bank of Korea(a)	128,850	1,650,216

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Inscobee Inc.(a)	23,956	$121,648
iNtRON Biotechnology Inc.(a)	29,986	521,484
It’s Hanbul Co. Ltd.	11,130	268,584
JB Financial Group Co. Ltd.	220,248	1,229,264
JW Pharmaceutical Corp.	19,951	724,415
JYP Entertainment Corp.(a)	12,015	309,918
Kakao Corp.(a)	29,545	2,636,785
Kangwon Land Inc.	67,426	2,060,382
KB Financial Group Inc.(a)	224,078	9,676,851
KCC Corp.	4,508	1,324,869
KEPCO Plant Service & Engineering Co. Ltd.	17,467	532,966
Kia Motors Corp.	146,461	4,784,845
KIWOOM Securities Co. Ltd.(b)	11,042	854,461
Koh Young Technology Inc.	4,204	309,826
Kolmar Korea Holdings Co. Ltd.(b)	18,162	503,570
Kolon Industries Inc.	12,099	644,831
Kolon Life Science Inc.(a)	8,184	522,970
Komipharm International Co. Ltd.(a)	44,014	901,918
Korea Aerospace Industries Ltd.(a)	42,115	1,290,722
Korea Electric Power Corp.(a)	141,861	4,398,692
Korea Gas Corp.(a)	17,620	856,731
Korea Investment Holdings Co. Ltd.	24,685	1,426,545
Korea Kolmar Co. Ltd.	13,529	817,102
Korea Zinc Co. Ltd.	5,082	2,011,972
Korean Air Lines Co. Ltd.	29,076	951,212
Korean Reinsurance Co.	83,277	671,365
KT Skylife Co. Ltd.	43,728	444,099
KT&G Corp.(a)	67,502	6,012,177
Kumho Petrochemical Co. Ltd.	11,459	926,895
Kumho Tire Co. Inc.(a)	98,593	450,144
L&F Co. Ltd.(b)	13,937	427,761
LegoChem Biosciences Inc.(a)	1,736	78,168
LF Corp.	39,168	867,740
LG Chem Ltd.	26,399	8,731,256
LG Corp.	53,618	3,744,321
LG Display Co. Ltd.(a)	130,022	2,208,615
LG Electronics Inc.	60,049	3,594,359
LG Hausys Ltd.	8,389	527,776
LG Household & Health Care Ltd.	5,823	6,620,316
LG Innotek Co. Ltd.	9,435	826,776
LG International Corp.	33,577	520,562
LG Uplus Corp.	56,601	768,144
LIG Nex1 Co. Ltd.	2,799	85,531
Lotte Chemical Corp.	9,782	2,637,487
Lotte Chilsung Beverage Co. Ltd.	381	491,381
Lotte Confectionery Co. Ltd.	3,255	509,028
Lotte Corp.(a)	22,335	1,049,854
LOTTE Fine Chemical Co. Ltd.	14,516	590,999
Lotte Food Co. Ltd.	586	337,069
Lotte Shopping Co. Ltd.	6,258	1,102,384
LS Corp.	13,320	685,962
LS Industrial Systems Co. Ltd.	12,078	568,811
Mando Corp.(b)	23,958	731,024
Medipost Co. Ltd.(a)	7,099	501,489
Medy-Tox Inc.	2,720	1,266,310
Meritz Fire & Marine Insurance Co. Ltd.	49,071	979,083
Meritz Securities Co. Ltd.	101,000	416,200
Mezzion Pharma Co. Ltd.(a)	1,027	83,995
Mirae Asset Daewoo Co. Ltd.	241,354	1,646,409
Namyang Dairy Products Co. Ltd.	1,026	582,782

Security	Shares	Value

South Korea (continued)
Naturecell Co. Ltd.(a)	14,179	$173,948
NAVER Corp.	80,675	9,860,963
NCSoft Corp.	10,257	4,318,882
Netmarble Corp.(b)(c)	14,794	1,422,692
Nexen Tire Corp.	39,833	353,347
NH Investment & Securities Co. Ltd.	102,350	1,283,227
NHN Entertainment Corp.(a)	14,190	752,447
NongShim Co. Ltd.	3,575	898,047
OCI Co. Ltd.	11,672	1,122,459
Orange Life Insurance Ltd.(c)	11,022	296,687
Orion Corp./Republic of Korea	12,821	1,307,854
Orion Holdings Corp.	28,753	487,120
Oscotec Inc.(a)	5,173	112,047
Osstem Implant Co. Ltd.(a)	14,675	732,002
Pan Ocean Co. Ltd.(a)	81,991	333,447
Paradise Co. Ltd.(b)	37,895	621,565
Pearl Abyss Corp.(a)	4,126	716,807
Pharmicell Co. Ltd.(a)	15,270	242,915
Poongsan Corp.	19,202	526,366
POSCO	44,394	10,932,419
POSCO Chemtech Co. Ltd.	15,718	840,535
Posco Daewoo Corp.	35,899	645,288
S-1 Corp.	10,786	998,479
Sam Chun Dang Pharm Co. Ltd.	3,062	124,803
Samsung Biologics Co. Ltd.(a)(c)	9,591	3,439,365
Samsung C&T Corp.	45,112	4,865,357
Samsung Card Co. Ltd.	15,209	455,867
Samsung Electro-Mechanics Co. Ltd.	32,447	3,149,486
Samsung Electronics Co. Ltd.	2,765,501	114,706,216
Samsung Engineering Co. Ltd.(a)	100,381	1,511,151
Samsung Fire & Marine Insurance Co. Ltd.	17,538	4,303,127
Samsung Heavy Industries Co. Ltd.(a)	247,796	2,026,642
Samsung Life Insurance Co. Ltd.	39,893	3,165,912
Samsung SDI Co. Ltd.	32,365	6,501,216
Samsung SDS Co. Ltd.	21,448	4,308,298
Samsung Securities Co. Ltd.	37,364	1,123,287
Samwha Capacitor Co. Ltd.	2,473	145,137
Sangsangin Co. Ltd.(a)	14,144	222,460
Seah Besteel Corp.	19,398	309,454
Seegene Inc.(a)	57,260	972,645
Seoul Semiconductor Co. Ltd.	39,943	850,806
SFA Engineering Corp.	21,006	773,105
Shinhan Financial Group Co. Ltd.(a)	232,000	9,007,684
Shinsegae Inc.	4,447	1,057,144
Shinsegae International Inc.	921	178,795
SillaJen Inc.(a)(b)	34,457	2,335,018
SK Chemicals Co. Ltd.	11,527	709,657
SK Discovery Co. Ltd.	17,882	465,271
SK Holdings Co. Ltd.	18,423	4,362,972
SK Hynix Inc.	334,478	22,215,364
SK Innovation Co. Ltd.	37,016	6,271,079
SK Materials Co. Ltd.	1,696	237,637
SK Networks Co. Ltd.	103,323	550,672
SK Telecom Co. Ltd.	11,038	2,559,479
SKC Co. Ltd.(b)	19,458	676,785
SKCKOLONPI Inc.(a)	5,089	157,795
SM Entertainment Co. Ltd.(a)(b)	17,828	769,906
S-Oil Corp.	25,236	2,370,163
STCUBE(a)	5,832	125,273
Sungwoo Hitech Co. Ltd.	147,039	543,806

S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Telcon RF Pharmaceutical Inc.(a)	28,009	$205,162
Tongyang Life Insurance Co. Ltd.	66,553	293,691
ViroMed Co. Ltd.(a)	7,939	1,969,320
Webzen Inc.(a)	5,972	108,152
Whanin Pharmaceutical Co. Ltd.	57,933	1,007,508
Woori Bank(a)	250,450	3,372,728
YG Entertainment Inc.(b)	18,005	703,921
Youngone Corp.(a)	18,765	585,220
Youngone Holdings Co. Ltd.	12,510	692,595
Yuhan Corp.	5,197	1,111,658
Yungjin Pharmaceutical Co. Ltd.(a)	141,011	821,239
Yuyang DNU Co. Ltd.(a)	6,489	47,939

		466,607,309
Spain — 2.0%
Acciona SA(b)	12,351	1,177,706
Acerinox SA	89,951	980,948
ACS Actividades de Construccion y Servicios SA	155,875	6,456,799
Aena SME SA(c)	39,134	6,771,567
Almirall SA	44,519	756,033
Amadeus IT Group SA	254,209	18,516,609
Applus Services SA	117,029	1,342,849
Atresmedia Corp. de Medios de Comunicacion SA	104,171	506,572
Banco Bilbao Vizcaya Argentaria SA	3,775,350	22,396,563
Banco de Sabadell SA	3,347,993	3,839,348
Banco Santander SA	9,240,704	43,812,595
Bankia SA	634,711	1,849,879
Bankinter SA	365,316	2,853,789
CaixaBank SA	2,059,419	7,793,436
Cellnex Telecom SA(c)	92,997	2,623,983
Cia. de Distribucion Integral Logista Holdings SA	21,793	563,644
Cie. Automotive SA	45,993	1,292,979
Construcciones y Auxiliar de Ferrocarriles SA	23,530	1,062,430
Corp Financiera Alba SA	32,661	1,622,748
Distribuidora Internacional de Alimentacion SA(b)	225,240	110,436
Ebro Foods SA	46,983	969,852
Enagas SA	9,896	288,762
Ence Energia y Celulosa SA	59,828	465,101
Endesa SA	178,789	4,476,403
Euskaltel SA(c)	107,056	982,731
Faes Farma SA	374,370	1,408,992
Ferrovial SA	295,850	6,643,486
Fluidra SA(a)	18,523	210,417
Fomento de Construcciones y Contratas SA(a)	76,020	1,127,000
Gestamp Automocion SA(c)	49,712	291,199
Global Dominion Access SA(a)(c)	142,550	744,239
Grifols SA	173,810	4,537,219
Grupo Catalana Occidente SA	38,769	1,539,197
Iberdrola SA	3,492,005	28,849,677
Iberdrola SA, New	75,428	623,159
Indra Sistemas SA(a)	104,298	1,074,697
Industria de Diseno Textil SA	633,083	17,688,590
Inmobiliaria Colonial Socimi SA	156,814	1,606,830
International Consolidated Airlines Group SA	349,148	2,958,250
Lar Espana Real Estate Socimi SA	22,725	219,297
Liberbank SA(a)	1,479,476	733,034
Mapfre SA	505,451	1,408,190
Masmovil Ibercom SA(a)	50,192	1,096,567
Mediaset Espana Comunicacion SA	133,609	942,854
Melia Hotels International SA	36,273	364,812
Merlin Properties Socimi SA	225,660	3,032,111

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	202,168	$5,648,654
Neinor Homes SA(a)(c)	23,504	337,660
Prosegur Cia. de Seguridad SA	208,857	1,132,599
Red Electrica Corp. SA	231,657	5,342,876
Repsol SA	827,485	14,555,794
Sacyr SA	131,873	318,372
Siemens Gamesa Renewable Energy SA(a)	138,967	1,974,085
Solaria Energia y Medio Ambiente SA(a)	24,197	149,652
Talgo SA(a)(c)	115,434	720,553
Tecnicas Reunidas SA(b)	33,964	870,244
Telefonica SA	2,667,297	22,939,113
Telepizza Group SA(c)	48,093	336,624
Unicaja Banco SA(c)	284,565	334,687
Viscofan SA	23,355	1,303,488
Zardoya Otis SA	185,361	1,470,768

		268,048,748
Sweden — 2.0%
AAK AB	106,198	1,525,960
AF AB, Class B	62,515	1,098,664
Ahlsell AB(c)	177,825	1,072,188
Alfa Laval AB	165,839	3,754,050
Alimak Group AB(c)	19,842	264,933
Arjo AB, Class B	179,405	637,528
Assa Abloy AB, Class B	576,291	10,717,175
Atlas Copco AB, Class A	387,359	10,082,958
Atlas Copco AB, Class B	222,890	5,323,886
Attendo AB(c)	42,104	323,438
Avanza Bank Holding AB	15,764	715,781
Axfood AB	56,037	981,100
Betsson AB	81,441	750,115
Bilia AB, Class A	31,981	281,200
BillerudKorsnas AB	100,031	1,262,101
BioGaia AB, Class B	4,970	202,156
Biotage AB	23,759	304,103
Boliden AB	157,557	3,932,286
Bonava AB, Class B	71,094	889,534
Bravida Holding AB(c)	57,917	424,427
Bure Equity AB	15,206	186,897
Castellum AB	157,859	2,990,636
Catena Media PLC(a)	18,773	158,322
Cellavision AB	7,926	212,359
Clas Ohlson AB, Class B	60,291	523,792
Cloetta AB, Class B	77,682	205,898
Dios Fastigheter AB	29,405	210,935
Dometic Group AB(c)	169,576	1,209,885
Dustin Group AB(c)	25,435	229,125
Electrolux AB, Series B	127,159	3,003,551
Elekta AB, Class B	214,043	2,860,294
Epiroc AB, Class A(a)	374,776	3,591,487
Epiroc AB, Class B(a)	238,913	2,136,611
Essity AB, Class B	350,919	9,704,599
Evolution Gaming Group AB(c)	16,177	969,127
Fabege AB	151,565	2,208,663
Fastighets AB Balder, Class B(a)	58,563	1,844,810
Getinge AB, Class B	128,201	1,443,940
Granges AB	36,490	349,886
Hansa Biopharma AB, NVS(a)	21,888	579,180
Hembla AB(a)	9,664	175,821
Hemfosa Fastigheter AB	152,131	1,348,576
Hennes & Mauritz AB, Class B	508,887	7,908,427

96	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexagon AB, Class B	153,115	$7,473,606
Hexpol AB	158,668	1,403,893
Hoist Finance AB(c)	38,241	185,346
Holmen AB, Class B	58,343	1,248,210
Hufvudstaden AB, Class A	68,189	1,132,055
Husqvarna AB, Class B	221,841	1,691,899
ICA Gruppen AB(b)	42,883	1,507,286
Industrivarden AB, Class C	95,158	1,957,906
Indutrade AB	62,964	1,581,190
Intrum AB(b)	46,324	1,322,043
Investor AB, Class B	267,009	11,719,503
JMAB(b)	57,999	1,169,949
Kambi Group PLC(a)	11,438	259,172
Karo Pharma AB	81,958	349,673
Kindred Group PLC	135,190	1,386,978
Kinnevik AB, Class B	142,888	3,484,052
Klovern AB, Class B	126,388	153,807
Kungsleden AB	220,387	1,671,066
L E Lundbergforetagen AB, Class B	30,841	951,078
LeoVegas AB(c)	28,310	112,586
Lindab International AB	96,826	779,124
Loomis AB, Class B	39,647	1,418,961
Lundin Petroleum AB	113,507	3,632,073
Mekonomen AB(b)	47,989	382,437
Millicom International Cellular SA, SDR(a)	39,429	2,466,696
Modern Times Group MTG AB, Class B	38,281	1,288,833
Mycronic AB(b)	55,188	705,767
NCC AB, Class B(b)	67,609	1,021,916
NetEnt AB	132,206	638,435
Nibe Industrier AB, Class B	180,091	2,044,306
Nobia AB	139,195	806,961
Nobina AB(c)	31,651	216,727
Nolato AB, Class B	18,286	840,805
Nyfosa AB(a)	145,689	787,443
Oncopeptides AB(a)(c)	11,190	166,479
Pandox AB	17,522	304,840
Paradox Interactive AB	9,038	148,448
Peab AB	120,987	1,006,971
Radisson Hospitality AB(a)	29,531	138,397
Ratos AB, Class B	147,790	424,066
Recipharm AB, Class B(a)	17,675	227,794
Resurs Holding AB(c)	42,892	282,083
Saab AB, Class B(b)	47,146	1,627,422
Sandvik AB	665,427	10,613,293
SAS AB(a)	89,991	243,099
Scandic Hotels Group AB(c)	27,904	266,171
Securitas AB, Class B	166,359	2,670,828
Skandinaviska Enskilda Banken AB, Class A	922,261	9,663,748
Skanska AB, Class B	193,467	3,381,890
SKF AB, Class B	194,220	3,259,809
SSAB AB, Class A	110,748	437,985
SSAB AB, Class B	328,044	1,095,746
Svenska Cellulosa AB SCA, Class B	330,579	2,903,402
Svenska Handelsbanken AB, Class A	855,290	9,283,426
Sweco AB, Class B	27,258	559,185
Swedbank AB, Class A	511,382	11,592,965
Swedish Match AB	107,181	4,794,402
Swedish Orphan Biovitrum AB(a)	94,680	2,235,337
Tele2 AB, Class B	275,602	3,439,218
Telefonaktiebolaget LM Ericsson, Class B	1,780,316	15,813,224

Security	Shares	Value

Sweden (continued)
Telia Co. AB	1,607,714	$6,997,903
Thule Group AB(c)	72,225	1,470,485
Trelleborg AB, Class B	139,783	2,349,223
Vitrolife AB	50,633	893,538
Volvo AB, Class B	898,966	12,922,217
Wallenstam AB, Class B	173,120	1,742,251
Wihlborgs Fastigheter AB	111,800	1,455,201

		260,799,232
Switzerland — 5.4%
ABB Ltd., Registered	1,054,012	20,137,887
Adecco Group AG, Registered	88,940	4,458,206
Allreal Holding AG, Registered	8,083	1,313,355
ALSO Holding AG, Registered	1,461	189,381
Aryzta AG(a)	503,734	566,390
Ascom Holding AG, Registered	49,635	637,385
Autoneum Holding AG	1,045	171,375
Bachem Holding AG, Class B, Registered	1,076	123,858
Baloise Holding AG, Registered	27,304	4,230,042
Banque Cantonale Vaudoise, Registered	1,335	1,060,357
Barry Callebaut AG, Registered	1,228	2,091,846
Basilea Pharmaceutica AG, Registered(a)(b)	19,388	1,024,021
Bell Food Group AG, Registered	496	155,734
BKW AG	22,113	1,558,007
Bobst Group SA, Registered	2,590	209,503
Bossard Holding AG, Class A, Registered	1,536	242,453
Bucher Industries AG, Registered	4,322	1,318,251
Burckhardt Compression Holding AG	3,267	841,036
Cembra Money Bank AG	15,153	1,308,953
Ceva Logistics AG(a)	19,615	595,113
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	608	3,876,222
Chocoladefabriken Lindt & Spruengli AG, Registered	66	4,856,365
Cie. Financiere Richemont SA, Registered	302,829	20,884,548
Clariant AG, Registered	105,778	2,102,552
Coca-Cola HBC AG	109,281	3,677,220
Comet Holding AG, Registered	2,484	221,459
Conzzeta AG, Registered	397	346,140
Credit Suisse Group AG, Registered	1,442,756	17,472,748
Daetwyler Holding AG, Bearer	2,039	307,874
dormakaba Holding AG(b)	1,796	1,183,937
Dufry AG, Registered(b)	15,296	1,530,679
EFG International AG	108,651	643,955
Emmi AG, Registered	1,688	1,427,509
EMS-Chemie Holding AG, Registered	4,962	2,480,750
Flughafen Zurich AG, Registered	10,456	1,849,640
Forbo Holding AG, Registered	593	827,845
Galenica AG(c)	26,530	1,212,449
GAM Holding AG	122,264	533,865
Geberit AG, Registered	21,621	8,457,928
Georg Fischer AG, Registered	2,254	1,998,179
Givaudan SA, Registered	5,311	12,890,725
Helvetia Holding AG, Registered	4,141	2,454,297
Huber & Suhner AG, Registered	15,434	1,193,214
Idorsia Ltd.(a)	60,851	1,051,291
Implenia AG, Registered	13,392	472,452
Inficon Holding AG, Registered	948	504,530
Interroll Holding AG, Registered	230	416,833
Julius Baer Group Ltd.	127,238	5,106,962
Kardex AG, Registered	1,850	244,280
Komax Holding AG, Registered	4,494	1,191,334

S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Kudelski SA, Bearer(b)	67,852	$453,441
Kuehne + Nagel International AG, Registered	30,214	4,093,097
LafargeHolcim Ltd., Registered	285,617	13,424,373
Landis+Gyr Group AG(b)	18,966	1,226,357
LEM Holding SA, Registered	120	143,937
Leonteq AG(a)	8,355	386,211
Logitech International SA, Registered	90,918	3,322,022
Lonza Group AG, Registered	43,374	11,450,107
Meyer Burger Technology AG(a)	269,412	255,535
Mobilezone Holding AG, Registered	141,109	1,521,889
Mobimo Holding AG, Registered	7,268	1,783,850
Nestle SA, Registered	1,753,468	152,776,710
Novartis AG, Registered	1,238,166	107,954,197
OC Oerlikon Corp. AG, Registered	103,464	1,336,971
Oriflame Holding AG(b)	31,099	692,292
Panalpina Welttransport Holding AG, Registered	7,912	1,392,435
Pargesa Holding SA, Bearer	18,216	1,438,589
Partners Group Holding AG	10,612	7,300,363
PSP Swiss Property AG, Registered	21,975	2,263,729
Roche Holding AG, NVS	402,104	106,980,497
Schindler Holding AG, Participation Certificates, NVS	21,996	4,678,113
Schindler Holding AG, Registered	17,171	3,627,700
Schmolz + Bickenbach AG, Registered(a)	816,321	477,236
Schweiter Technologies AG, Bearer	868	822,417
Sensirion Holding AG(a)(b)(c)	3,375	166,352
SFS Group AG	6,701	538,998
SGS SA, Registered	3,127	7,548,801
Siegfried Holding AG, Registered	4,057	1,433,302
Sika AG, Registered	75,849	10,015,340
Sonova Holding AG, Registered	32,411	6,082,984
St Galler Kantonalbank AG, Class A, Registered	2,890	1,447,767
Straumann Holding AG, Registered	5,896	4,281,895
Sulzer AG, Registered	15,490	1,423,156
Sunrise Communications Group AG(c)	16,289	1,375,067
Swatch Group AG (The), Bearer	17,191	4,941,914
Swatch Group AG (The), Registered	34,934	1,947,233
Swiss Life Holding AG, Registered	20,607	8,501,608
Swiss Prime Site AG, Registered	42,227	3,581,698
Swiss Re AG	173,826	16,676,503
Swisscom AG, Registered	14,083	6,756,887
Swissquote Group Holding SA, Registered	9,649	454,683
Tecan Group AG, Registered	7,191	1,454,001
Temenos AG, Registered	37,045	4,999,824
u-blox Holding AG	6,438	550,290
UBS Group AG, Registered	2,186,207	28,316,460
Valiant Holding AG, Registered	11,000	1,188,590
Valora Holding AG, Registered	857	228,050
VAT Group AG(c)	14,636	1,515,086
Vifor Pharma AG	24,945	3,175,641
Vontobel Holding AG, Registered	21,337	1,203,311
Zur Rose Group AG(a)	2,011	181,012
Zurich Insurance Group AG	86,783	27,265,660

		720,705,116
Taiwan — 2.9%
Accton Technology Corp.	299,000	1,046,254
Acer Inc.	1,691,148	1,073,430
Advanced Ceramic X Corp.	14,000	110,509
Advantech Co. Ltd.	215,608	1,603,647
Airtac International Group	72,496	830,643
AmTRAN Technology Co. Ltd.(a)	1,134,000	430,028

Security	Shares	Value

Taiwan (continued)
ASE Technology Holding Co. Ltd.	2,051,958	$4,007,535
Asia Cement Corp.	1,314,329	1,559,406
Asia Optical Co. Inc.	91,000	217,714
ASMedia Technology Inc.	11,000	214,117
Asustek Computer Inc.	378,000	2,903,764
AU Optronics Corp.	4,602,000	1,782,589
BES Engineering Corp.	4,754,000	1,128,091
Bizlink Holding Inc.	51,000	297,153
Brighton-Best International Taiwan Inc.	11,000	12,890
Capital Securities Corp.	2,946,450	876,603
Career Technology MFG. Co. Ltd.	126,000	109,301
Catcher Technology Co. Ltd.	378,000	2,848,396
Cathay Financial Holding Co. Ltd.	4,458,629	6,327,693
Center Laboratories Inc.	90,000	237,293
Century Iron & Steel Industrial Co. Ltd.	57,000	122,084
Chailease Holding Co. Ltd.	660,327	2,428,819
Chang Hwa Commercial Bank Ltd.	3,358,049	1,956,580
Cheng Loong Corp.	1,189,000	752,764
Cheng Shin Rubber Industry Co. Ltd.	993,500	1,395,424
Cheng Uei Precision Industry Co. Ltd.	481,000	374,980
Chicony Electronics Co. Ltd.	411,137	897,980
Chilisin Electronics Corp.	123,919	331,564
China Airlines Ltd.	2,231,000	766,143
China Bills Finance Corp.	2,686,000	1,215,286
China Development Financial Holding Corp.	10,213,000	3,317,733
China Life Insurance Co. Ltd./Taiwan	1,290,167	1,165,377
China Man-Made Fiber Corp.	3,221,442	1,031,818
China Petrochemical Development Corp.(a)	1,932,050	672,914
China Steel Chemical Corp.	174,000	767,443
China Steel Corp.	6,699,575	5,549,995
Chin-Poon Industrial Co. Ltd.	421,000	511,150
Chipbond Technology Corp.	491,000	1,054,831
Chlitina Holding Ltd.	16,000	150,513
Chroma ATE Inc.	260,000	1,015,575
Chunghwa Telecom Co. Ltd.	1,996,000	6,951,874
CMC Magnetics Corp.(a)	1,313,044	291,916
Compal Electronics Inc.	2,776,000	1,644,555
Compeq Manufacturing Co. Ltd.	904,000	606,168
Coretronic Corp.	433,000	641,294
CTBC Financial Holding Co. Ltd.	10,235,980	6,896,954
CTCI Corp.	656,000	1,003,597
Cub Elecparts Inc.	21,000	186,954
Darfon Electronics Corp.	57,000	81,451
Delta Electronics Inc.	1,175,000	5,775,271
E Ink Holdings Inc.	614,000	642,550
E.Sun Financial Holding Co. Ltd.	5,255,685	3,652,454
Eclat Textile Co. Ltd.	106,365	1,204,857
Elan Microelectronics Corp.	304,000	844,073
Elite Material Co. Ltd.	94,000	244,780
eMemory Technology Inc.	27,000	254,870
Ennoconn Corp.	18,000	147,356
Epistar Corp.	746,000	630,135
Eternal Materials Co. Ltd.	1,073,635	871,936
Eva Airways Corp.	1,596,058	774,092
Evergreen Marine Corp. Taiwan Ltd.	404,000	157,147
Everlight Electronics Co. Ltd.	599,000	595,656
Far Eastern Department Stores Ltd.	1,455,702	777,095
Far Eastern International Bank	2,584,159	883,214
Far Eastern New Century Corp.	2,008,071	1,941,302
Far EasTone Telecommunications Co. Ltd.	735,000	1,713,002

98	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Faraday Technology Corp.	206,400	$288,892
Feng Hsin Steel Co. Ltd.	433,000	820,292
Feng TAY Enterprise Co. Ltd.	200,628	1,257,129
Firich Enterprises Co. Ltd.	359,061	506,074
First Financial Holding Co. Ltd.	4,005,847	2,660,003
FLEXium Interconnect Inc.	333,987	817,532
Formosa Chemicals & Fibre Corp.	1,963,660	6,807,278
Formosa Petrochemical Corp.	670,000	2,344,449
Formosa Plastics Corp.	2,546,040	8,453,236
Foxconn Technology Co. Ltd.	630,287	1,214,556
Fubon Financial Holding Co. Ltd.	3,537,000	5,129,090
General Interface Solution Holding Ltd.	74,000	251,713
Genius Electronic Optical Co. Ltd.	34,000	250,118
Giant Manufacturing Co. Ltd.	200,000	989,535
Gigabyte Technology Co. Ltd.	399,000	521,454
Global Unichip Corp.	41,000	264,245
Globalwafers Co. Ltd.	127,000	1,198,835
Goldsun Building Materials Co. Ltd.	2,758,000	779,241
Gourmet Master Co. Ltd.	23,000	159,465
Grand Pacific Petrochemical	666,000	543,050
Great Wall Enterprise Co. Ltd.	539,370	609,220
HannStar Display Corp.	363,000	80,938
Highwealth Construction Corp.	865,670	1,351,134
Hiwin Technologies Corp.	125,109	985,511
Holy Stone Enterprise Co. Ltd.	68,000	245,691
Hon Hai Precision Industry Co. Ltd.	7,452,769	16,981,392
Hota Industrial Manufacturing Co. Ltd.	55,000	214,833
Hotai Motor Co. Ltd.	186,000	1,773,937
HTC Corp.(a)	544,000	647,208
Hua Nan Financial Holdings Co. Ltd.	4,040,028	2,426,266
Huaku Development Co. Ltd.	438,000	1,025,087
Innolux Corp.	4,853,414	1,650,902
International CSRC Investment Holdings Co.	791,072	1,107,241
Inventec Corp.	1,432,000	1,102,381
Kenda Rubber Industrial Co. Ltd.	745,322	725,392
Kerry TJ Logistics Co. Ltd.	372,000	453,474
King Yuan Electronics Co. Ltd.	1,868,000	1,416,741
King’s Town Bank Co. Ltd.	931,000	883,376
Kinsus Interconnect Technology Corp.	268,000	384,708
LandMark Optoelectronics Corp.	28,000	238,335
Largan Precision Co. Ltd.	58,000	7,136,370
Lite-On Technology Corp.	1,179,074	1,736,670
Lotes Co. Ltd.	26,000	180,265
Machvision Inc.	6,000	80,660
Macronix International	1,438,525	908,399
Makalot Industrial Co. Ltd.	141,712	876,431
MediaTek Inc.	863,970	6,833,804
Mega Financial Holding Co. Ltd.	7,249,941	6,277,312
Merida Industry Co. Ltd.	153,350	753,734
Merry Electronics Co. Ltd.	89,000	451,931
Micro-Star International Co. Ltd.	384,000	926,205
Mitac Holdings Corp.	1,244,130	1,115,694
Nan Ya Plastics Corp.	2,752,300	6,835,620
Nanya Technology Corp.	597,000	1,167,902
Nien Made Enterprise Co. Ltd.	112,000	947,870
Novatek Microelectronics Corp.	357,000	1,836,043
OBI Pharma Inc.(a)	152,000	890,582
Oriental Union Chemical Corp.	483,000	412,700
Parade Technologies Ltd.	21,000	341,780
PChome Online Inc.(a)	85,341	375,015

Security	Shares	Value

Taiwan (continued)
Pegatron Corp.	1,040,000	$1,753,560
PharmaEssentia Corp.(a)	62,000	353,173
Phison Electronics Corp.	127,000	1,033,478
Pixart Imaging Inc.	48,000	142,493
Pou Chen Corp.	1,146,000	1,372,745
Powertech Technology Inc.	491,000	1,129,948
President Chain Store Corp.	329,000	3,453,689
Primax Electronics Ltd.	87,000	142,727
Prince Housing & Development Corp.	1,481,521	520,822
Qisda Corp.	1,807,000	1,149,906
Quanta Computer Inc.	1,359,000	2,472,799
Radiant Opto-Electronics Corp.	290,060	822,363
Radium Life Tech Co. Ltd.(a)	1,675,686	769,076
Realtek Semiconductor Corp.	272,020	1,447,692
Ruentex Development Co. Ltd.	541,983	820,344
Ruentex Industries Ltd.	374,769	1,000,311
Sercomm Corp.	65,000	134,564
Shin Kong Financial Holding Co. Ltd.	6,344,477	1,794,623
Shin Zu Shing Co. Ltd.	152,000	439,848
Shinkong Synthetic Fibers Corp.	3,006,000	1,149,700
Silergy Corp.	23,000	339,892
Simplo Technology Co. Ltd.	124,200	897,495
Sino-American Silicon Products Inc.	337,000	707,534
SinoPac Financial Holdings Co. Ltd.	6,440,968	2,169,947
Sitronix Technology Corp.	38,000	136,061
St. Shine Optical Co. Ltd.	34,000	626,402
Standard Foods Corp.	537,422	872,918
Synnex Technology International Corp.	895,600	1,101,954
TA Chen Stainless Pipe	649,000	927,399
Taichung Commercial Bank Co. Ltd.	5,366,311	1,834,099
TaiDoc Technology Corp.	10,000	59,405
TaiMed Biologics Inc.(a)	126,000	691,080
Tainan Spinning Co. Ltd.	1,664,816	652,997
Taishin Financial Holding Co. Ltd.	5,689,257	2,518,559
Taiwan Business Bank	3,921,033	1,410,329
Taiwan Cement Corp.	2,708,300	3,292,645
Taiwan Cooperative Financial Holding Co. Ltd.	5,256,148	3,165,169
Taiwan Fertilizer Co. Ltd.	181,000	255,403
Taiwan High Speed Rail Corp.	1,077,000	1,092,022
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	666,025
Taiwan Mobile Co. Ltd.	781,000	2,783,702
Taiwan Secom Co. Ltd.	266,105	748,384
Taiwan Semiconductor Co. Ltd.	69,000	125,775
Taiwan Semiconductor Manufacturing Co. Ltd.	14,131,000	101,653,598
Taiwan Union Technology Corp.	36,000	111,909
Tatung Co. Ltd.(a)	1,089,000	953,537
TCI Co. Ltd.	53,000	759,078
Teco Electric and Machinery Co. Ltd.	1,544,000	932,285
Tong Hsing Electronic Industries Ltd.	155,000	557,509
Transcend Information Inc.	494,000	1,066,100
Tripod Technology Corp.	327,000	872,809
TSRC Corp.	703,100	639,671
TTY Biopharm Co. Ltd.	255,965	666,543
Tung Ho Steel Enterprise Corp.	1,020,000	654,070
TXC Corp.	1,051,000	1,156,317
Unimicron Technology Corp.	880,000	644,500
Uni-President Enterprises Corp.	2,720,292	6,366,518
United Integrated Services Co. Ltd.	57,000	174,406
United Microelectronics Corp.	6,839,000	2,526,656
USI Corp.	1,250,258	484,289

S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Vanguard International Semiconductor Corp.	540,000	$1,170,646
Visual Photonics Epitaxy Co. Ltd.	69,000	150,256
Voltronic Power Technology Corp.	10,000	171,541
Wafer Works Corp.	249,000	270,709
Walsin Lihwa Corp.	1,900,000	1,082,304
Walsin Technology Corp.	200,000	1,113,227
Waterland Financial Holdings Co. Ltd.	2,931,835	944,784
Win Semiconductors Corp.	233,953	1,138,485
Winbond Electronics Corp.	2,345,502	1,122,305
Wistron Corp.	1,464,227	1,005,654
Wistron NeWeb Corp.	256,860	630,413
WPG Holdings Ltd.	890,360	1,128,836
Yageo Corp.	144,068	1,507,669
YFY Inc.	1,700,000	636,362
Yuanta Financial Holding Co. Ltd.	5,703,238	3,155,935
Yulon Motor Co. Ltd.	1,203,000	718,554
Yungtay Engineering Co. Ltd.	326,000	633,504
Zhen Ding Technology Holding Ltd.	340,050	874,435

		388,809,994

Thailand — 0.7%
Advanced Info Service PCL, NVDR	603,600	3,448,591
Airports of Thailand PCL, NVDR(b)	2,683,000	5,925,486
Amata Corp. PCL, NVDR(b)	194,800	140,290
Bangchak Corp. PCL, NVDR(b)	944,500	974,958
Bangkok Bank PCL, Foreign	125,100	884,920
Bangkok Chain Hospital PCL, NVDR	646,600	337,348
Bangkok Dusit Medical Services PCL, NVDR	2,334,100	1,763,135
Bangkok Expressway & Metro PCL, NVDR	5,519,000	1,837,164
Banpu PCL, NVDR	2,047,500	1,087,893
Beauty Community PCL, NVDR	1,124,500	278,943
BEC World PCL, NVDR(a)(b)	1,373,700	239,631
Berli Jucker PCL, NVDR(b)	797,400	1,244,243
BTS Group Holdings PCL, NVDR	7,041,000	2,253,661
Bumrungrad Hospital PCL, NVDR	224,800	1,338,331
Central Pattana PCL, NVDR(b)	908,500	2,319,049
CH Karnchang PCL, NVDR	230,600	190,060
Charoen Pokphand Foods PCL, NVDR	1,990,000	1,735,697
CK Power PCL, NVDR(b)	1,179,100	181,908
CP ALL PCL, NVDR	3,095,200	7,702,706
Delta Electronics Thailand PCL, NVDR	478,500	1,064,439
Electricity Generating PCL, NVDR	47,300	396,658
Energy Absolute PCL, NVDR	695,400	1,057,262
Esso Thailand PCL, NVDR	1,424,400	496,950
Glow Energy PCL, NVDR	561,300	1,657,355
Gulf Energy Development PCL, NVDR	232,000	646,043
Hana Microelectronics PCL, NVDR	144,700	159,787
Indorama Ventures PCL, NVDR	1,088,400	1,672,184
IRPC PCL, NVDR	6,345,000	1,167,760
Jasmine International PCL, NVDR(b)	5,652,200	922,661
Kasikornbank PCL, Foreign	675,000	4,364,247
Kasikornbank PCL, NVDR	313,400	2,006,242
KCE Electronics PCL, NVDR	188,400	158,294
Kiatnakin Bank PCL, NVDR(b)	523,100	1,146,910
Krung Thai Bank PCL, NVDR	1,829,200	1,159,259
Land & Houses PCL, NVDR	1,236,100	423,342
MBK PCL, NVDR(b)	159,500	100,573
Minor International PCL, NVDR(b)	1,502,100	1,863,051
Muangthai Capital PCL, NVDR	315,200	479,219
PTT Exploration & Production PCL, NVDR	856,361	3,371,446
PTT Global Chemical PCL, NVDR	1,344,300	2,925,899

Security	Shares	Value

Thailand (continued)
PTT PCL, NVDR	6,290,900	$9,765,821
Robinson PCL, NVDR	99,200	215,911
Siam Cement PCL (The), NVDR	229,800	3,442,311
Siam Commercial Bank PCL (The), NVDR	1,091,800	4,647,816
Siam Global House PCL, NVDR	622,900	372,833
Sino-Thai Engineering & Construction PCL, NVDR(a)(b)	385,000	279,731
Sri Trang Agro-Industry PCL, NVDR	381,700	185,703
Srisawad Corp PCL, NVDR	267,000	416,620
Thai Airways International PCL, NVDR(a)(b)	716,100	304,845
Thai Oil PCL, NVDR	660,600	1,522,388
Thai Union Group PCL, NVDR	560,400	335,424
Thanachart Capital PCL, NVDR	626,300	1,077,495
Tisco Financial Group PCL, NVDR(b)	317,800	841,736
TMB Bank PCL, NVDR	3,254,300	229,158
TPI Polene PCL, NVDR	1,342,900	91,984
True Corp. PCL, NVDR	6,669,645	1,088,747
TTW PCL, NVDR	3,277,400	1,332,255
VGI Global Media PCL, NVDR	938,100	232,705
WHA Corp. PCL, NVDR(b)	3,409,700	480,201

		87,987,279

Turkey — 0.2%
Akbank T.A.S	1,467,690	2,007,621
Anadolu Efes Biracilik Ve Malt Sanayii AS	170,546	726,218
Arcelik AS	162,859	582,729
Aselsan Elektronik Sanayi Ve Ticaret AS	237,939	1,181,443
BIM Birlesik Magazalar AS	124,510	2,171,029
Coca-Cola Icecek AS	63,593	405,450
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,706,270	520,857
Eregli Demir ve Celik Fabrikalari TAS	866,318	1,421,017
Ford Otomotiv Sanayi AS	81,280	941,428
Haci Omer Sabanci Holding AS	637,609	1,154,272
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	473,880	239,874
KOC Holding AS	395,182	1,320,862
Koza Altin Isletmeleri AS(a)	23,947	248,219
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	115,307	149,483
Petkim Petrokimya Holding AS	416,534	464,345
Soda Sanayii AS	162,199	224,689
Sok Marketler Ticaret AS(a)	20,011	42,296
TAV Havalimanlari Holding AS	150,778	812,166
Tekfen Holding AS	76,351	363,766
Tupras Turkiye Petrol Rafinerileri AS	69,018	1,853,494
Turk Hava Yollari AO(a)(b)	359,102	1,069,834
Turkcell Iletisim Hizmetleri AS	644,204	1,805,947
Turkiye Garanti Bankasi AS	1,207,271	2,113,232
Turkiye Halk Bankasi AS	468,418	687,799
Turkiye Is Bankasi AS, Class C	1,092,508	1,198,911
Turkiye Sinai Kalkinma Bankasi AS	1,990,707	326,919
Turkiye Sise ve Cam Fabrikalari AS	658,815	864,266
Ulker Biskuvi Sanayi AS(b)	186,492	662,967

		25,561,133

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	1,332,782	3,392,734
Aldar Properties PJSC	2,663,678	1,153,076
Arabtec Holding PJSC	680,849	400,390
DPWorld Ltd.	99,403	1,769,374
Dubai Investments PJSC	324,199	116,510
Dubai Islamic Bank PJSC	1,238,325	1,719,428

100	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emaar Development PJSC	41,370	$45,053
Emaar Malls PJSC	1,625,186	694,675
Emaar Properties PJSC	2,043,795	2,398,246
Emirates Telecommunications Group Co. PJSC	1,037,342	4,806,850
First Abu Dhabi Bank PJSC	1,596,612	6,407,313

		22,903,649

United Kingdom — 11.4%
3i Group PLC	572,329	6,396,386
AA PLC	408,891	449,019
Abcam PLC	120,091	2,096,311
Acacia Mining PLC(a)	50,872	130,560
accesso Technology Group PLC(a)	9,835	185,006
Admiral Group PLC	123,526	3,365,216
Aggreko PLC	151,266	1,379,349
Anglo American PLC	640,057	16,357,660
Antofagasta PLC	266,510	3,049,350
Arrow Global Group PLC	185,723	474,449
Ascential PLC	280,639	1,402,833
Ashmore Group PLC	234,165	1,245,067
Ashtead Group PLC	287,853	7,302,387
ASOS PLC(a)	31,770	1,379,131
Associated British Foods PLC	198,157	6,224,696
AstraZeneca PLC	726,461	52,865,080
Auto Trader Group PLC(c)	544,657	3,274,264
Avast PLC(a)(c)	70,015	263,732
AVEVA Group PLC	44,929	1,608,753
Aviva PLC	2,245,472	12,231,713
B&M European Value Retail SA	528,539	2,254,055
Babcock International Group PLC	143,224	1,000,049
BAE Systems PLC	1,763,284	11,871,264
Balfour Beatty PLC	461,137	1,662,092
Bank of Georgia Group PLC	26,492	533,955
Barclays PLC	9,618,876	20,014,757
Barratt Developments PLC	602,447	4,268,346
BBA Aviation PLC	666,167	2,075,101
BCA Marketplace PLC	477,401	1,259,134
Beazley PLC	325,926	2,117,973
Bellway PLC	75,486	2,817,086
Berkeley Group Holdings PLC	75,927	3,748,428
Big Yellow Group PLC	116,175	1,464,803
Blue Prism Group PLC(a)(b)	43,434	801,036
Bodycote PLC	125,498	1,255,482
boohoo Group PLC(a)	489,450	1,210,111
Bovis Homes Group PLC	94,658	1,262,611
BP PLC	11,306,006	77,351,811
Brewin Dolphin Holdings PLC	297,200	1,168,946
British American Tobacco PLC	1,321,829	46,721,563
British Land Co. PLC (The)	507,270	3,826,232
Britvic PLC	166,444	1,927,844
BT Group PLC	4,775,523	14,599,282
BTG PLC(a)	178,507	1,953,678
Bunzl PLC	186,526	5,888,776
Burberry Group PLC	240,044	5,688,523
Burford Capital Ltd.	119,563	2,887,646
Cairn Energy PLC(a)	623,215	1,533,042
Capita PLC(a)	970,971	1,482,904
Capital & Counties Properties PLC	441,110	1,447,164
Card Factory PLC	307,537	729,403
Carnival PLC	100,252	5,681,240
Centamin PLC	911,575	1,411,378

Security	Shares	Value

United Kingdom (continued)
Centrica PLC	3,149,031	$5,650,225
Chemring Group PLC	336,310	679,525
Cineworld Group PLC	573,579	1,969,283
Clinigen Healthcare Ltd., NVS(a)	36,818	386,005
Close Brothers Group PLC	84,533	1,651,304
Coats Group PLC	380,036	438,428
Cobham PLC(a)	1,374,283	1,949,713
Coca-Cola European Partners PLC(a)	126,901	6,037,950
Compass Group PLC	881,129	18,898,821
Computacenter PLC	19,826	272,798
ConvaTec Group PLC(c)	810,656	1,522,787
Countryside Properties PLC(c)	346,398	1,400,728
Crest Nicholson Holdings PLC	219,547	1,089,943
Croda International PLC	73,961	4,690,448
CVS Group PLC	51,589	273,080
CYBG PLC	738,341	1,702,603
Daily Mail & General Trust PLC, Class A, NVS	178,147	1,420,122
Dairy Crest Group PLC	175,085	1,113,346
Dart Group PLC	36,313	379,277
DCC PLC	57,730	4,727,324
De La Rue PLC	126,433	703,518
Dechra Pharmaceuticals PLC	61,208	1,905,010
Derwent London PLC	60,463	2,576,173
Diageo PLC	1,385,434	52,878,952
Dialog Semiconductor PLC(a)	43,074	1,261,826
Dignity PLC	39,164	378,402
Diploma PLC	90,307	1,508,688
Direct Line Insurance Group PLC	725,023	3,211,215
Dixons Carphone PLC	613,938	1,114,091
Domino’s Pizza Group PLC	334,878	1,166,485
Drax Group PLC	251,232	1,327,881
DS Smith PLC	861,615	3,821,864
Dunelm Group PLC	89,841	853,860
easyJet PLC	91,805	1,526,468
EI Group PLC(a)	488,495	1,294,821
Electrocomponents PLC	269,687	1,925,636
Elementis PLC	417,374	1,000,890
Entertainment One Ltd.	239,082	1,239,761
Equiniti Group PLC(c)	107,876	294,454
Essentra PLC	201,970	990,992
Experian PLC	507,189	12,756,518
Faroe Petroleum PLC(a)	662,853	1,391,632
Ferguson PLC	132,190	8,857,924
Ferrexpo PLC	210,678	716,121
Fevertree Drinks PLC	61,977	2,096,076
First Derivatives PLC	4,503	131,501
Firstgroup PLC(a)	736,277	895,896
FLEX LNG Ltd.(a)	169,986	221,980
Fresnillo PLC	126,507	1,672,457
Future PLC	25,771	182,385
G4S PLC	883,272	2,272,096
Galliford Try PLC	80,479	750,591
Games Workshop Group PLC	26,132	1,039,854
GB Group PLC	24,170	146,095
Genus PLC	46,463	1,360,526
Georgia Capital PLC(a)	44,167	630,728
GlaxoSmithKline PLC	2,819,760	54,793,099
Glencore PLC	6,546,623	26,649,081
Go-Ahead Group PLC (The)	41,822	989,716
Gocompare.Com Group PLC	695,392	676,918

S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Grainger PLC	556,077	$1,670,727
Great Portland Estates PLC	173,057	1,665,699
Greencore Group PLC	468,862	1,190,356
Greene King PLC	180,540	1,424,948
Greggs PLC	67,128	1,368,705
Gulf Keystone Petroleum Ltd.(a)	67,701	192,809
GVC Holdings PLC	335,069	2,961,951
Halfords Group PLC	182,601	556,309
Halma PLC	239,855	4,417,242
Hammerson PLC	432,337	2,115,062
Hansteen Holdings PLC	331,903	402,329
Hargreaves Lansdown PLC	170,675	3,666,321
Hastings Group Holdings PLC(c)	92,514	255,321
Hays PLC	863,243	1,711,279
Helical PLC	177,850	786,081
Hikma Pharmaceuticals PLC(b)	84,003	1,779,631
Hill & Smith Holdings PLC	59,765	867,941
Hiscox Ltd.	179,858	3,354,906
Hochschild Mining PLC	221,444	550,117
HomeServe PLC	189,801	2,355,672
Howden Joinery Group PLC	375,292	2,495,048
HSBC Holdings PLC	11,303,145	94,996,282
Hunting PLC	145,717	1,070,552
Hurricane Energy PLC(a)	523,629	344,404
Ibstock PLC(c)	105,097	335,394
IG Group Holdings PLC	212,715	1,776,832
IMI PLC	163,373	2,056,680
Imperial Brands PLC	548,044	18,203,346
Inchcape PLC	249,281	1,878,963
Indivior PLC(a)	474,378	707,951
Informa PLC	706,664	6,287,688
Inmarsat PLC	268,427	1,304,713
IntegraFin Holdings PLC	36,799	165,867
InterContinental Hotels Group PLC	99,357	5,672,998
Intermediate Capital Group PLC	179,185	2,394,803
International Personal Finance PLC	267,759	726,285
Intertek Group PLC	90,114	5,817,967
Intu Properties PLC	504,059	766,503
Investec PLC	388,234	2,498,357
IQE PLC(a)(b)	531,039	548,366
ITE Group PLC	1,248,079	1,062,235
ITV PLC	2,118,803	3,603,824
IWG PLC	400,609	1,179,911
J D Wetherspoon PLC	89,104	1,422,952
J Sainsbury PLC	1,030,327	3,865,441
JD Sports Fashion PLC	279,038	1,698,756
John Wood Group PLC	415,699	2,959,451
Johnson Matthey PLC	108,869	4,357,934
JPJ Group PLC(a)	93,564	841,859
Jupiter Fund Management PLC	271,476	1,169,189
Just Eat PLC(a)	324,033	2,967,548
Just Group PLC	662,343	883,477
KAZ Minerals PLC	146,792	1,145,841
KCOM Group PLC	682,247	622,839
Keller Group PLC	86,743	592,211
Keywords Studios PLC(b)	44,544	698,457
Kier Group PLC(b)	102,919	698,586
Kingfisher PLC	1,212,214	3,551,190
Lancashire Holdings Ltd.	136,329	1,011,444
Land Securities Group PLC	383,382	4,363,376

Security	Shares	Value

United Kingdom (continued)
Learning Technologies Group PLC	138,001	$136,513
Legal & General Group PLC	3,322,190	11,336,235
Lloyds Banking Group PLC	39,482,982	30,072,043
London Stock Exchange Group PLC	179,104	10,788,234
LondonMetric Property PLC	723,220	1,785,703
Lookers PLC	463,080	657,891
Majestic Wine PLC(b)	149,461	537,724
Man Group PLC	918,572	1,723,691
Marks & Spencer Group PLC	897,119	3,408,173
Marshalls PLC	54,437	364,133
Marston’s PLC	833,401	1,033,809
McCarthy & Stone PLC(c)	355,421	627,904
Mediclinic International PLC	245,386	1,014,861
Meggitt PLC	448,122	3,040,549
Melrose Industries PLC	2,883,644	6,397,384
Merlin Entertainments PLC(c)	409,507	1,821,298
Metro Bank PLC(a)(b)	54,508	779,407
Micro Focus International PLC	254,781	4,863,052
Mitchells & Butlers PLC	182,753	680,820
Mitie Group PLC	360,169	556,223
Mondi PLC	187,720	4,542,394
Moneysupermarket.com Group PLC	326,957	1,303,190
Morgan Advanced Materials PLC	308,050	1,081,139
National Express Group PLC	289,160	1,499,441
National Grid PLC	1,934,626	21,000,550
NCC Group PLC	232,132	392,385
Next PLC	81,809	5,216,131
NMC Health PLC	71,027	2,406,821
Northgate PLC	172,609	839,663
Nostrum Oil & Gas PLC(a)	85,749	156,113
Ocado Group PLC(a)	325,451	4,243,472
On the Beach Group PLC(c)	122,067	706,521
OneSavings Bank PLC	42,341	209,423
Ophir Energy PLC(a)	261,625	187,564
Oxford Biomedica PLC(a)	18,331	166,383
Pagegroup PLC	223,568	1,298,713
Paragon Banking Group PLC	227,056	1,238,928
Pearson PLC	437,377	5,212,650
Pennon Group PLC	241,368	2,421,948
Persimmon PLC	183,520	5,733,521
Petra Diamonds Ltd.(a)(b)	893,034	386,960
Petrofac Ltd.	160,577	1,161,771
Pets at Home Group PLC	139,756	242,304
Phoenix Group Holdings PLC	331,226	2,765,895
Playtech PLC	193,958	987,910
Plus500 Ltd.	58,457	1,180,373
Polypipe Group PLC	205,648	1,069,635
Premier Foods PLC(a)(b)	1,214,566	639,080
Premier Oil PLC(a)	666,310	648,170
Provident Financial PLC(a)	148,436	1,026,287
Prudential PLC	1,451,826	28,370,151
Purplebricks Group PLC(a)(b)	215,190	489,997
QinetiQ Group PLC	399,554	1,592,548
Quilter PLC(c)	1,140,542	1,842,401
Rathbone Brothers PLC	39,445	1,200,687
Reckitt Benckiser Group PLC	385,006	29,693,529
Redrow PLC	174,635	1,333,546
RELX PLC	1,105,434	24,524,129
Renewi PLC	807,811	270,972
Renishaw PLC	26,667	1,638,194

102	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	1,056,750	$4,684,644
Restaurant Group PLC (The)	368,113	721,993
Rightmove PLC	611,350	3,795,826
Rio Tinto PLC	664,138	36,583,695
Rolls-Royce Holdings PLC	961,919	11,190,813
Rotork PLC	533,934	1,930,095
Royal Bank of Scotland Group PLC	2,696,862	8,546,139
Royal Dutch Shell PLC, Class A	2,622,649	81,488,155
Royal Dutch Shell PLC, Class B	2,172,229	67,678,919
Royal Mail PLC	519,764	1,833,063
RPC Group PLC	245,010	2,562,273
RPS Group PLC	264,068	465,474
RSA Insurance Group PLC	560,310	3,779,643
RWS Holdings PLC	72,395	445,686
Sabre Insurance Group PLC(c)	53,310	199,160
Safestore Holdings PLC	33,877	257,131
Saga PLC	659,713	946,791
Sage Group PLC (The)	607,857	5,005,531
Sanne Group PLC	44,615	293,444
Savills PLC	124,857	1,366,503
Scapa Group PLC	27,550	123,943
Schroders PLC	69,657	2,392,468
Segro PLC	547,432	4,659,173
Senior PLC	340,272	1,012,496
Serco Group PLC(a)	739,615	1,074,111
Severn Trent PLC	132,588	3,485,642
Shaftesbury PLC	104,210	1,209,073
SIG PLC	473,732	742,197
Sirius Minerals PLC(a)(b)	3,429,904	888,387
Smart Metering Systems PLC	26,724	230,962
Smith & Nephew PLC	488,733	9,225,671
Smiths Group PLC	220,997	4,199,314
Soco International PLC	310,309	301,249
Softcat PLC	19,660	179,739
SolGold PLC(a)	270,654	127,281
Sophos Group PLC(c)	224,774	997,030
Spectris PLC	68,576	2,346,318
Spirax-Sarco Engineering PLC	47,718	4,020,460
Spire Healthcare Group PLC(c)	75,581	123,782
Sports Direct International PLC(a)	182,281	667,072
SSE PLC	576,493	8,872,670
SSP Group PLC	298,090	2,613,889
St. James’s Place PLC	329,434	4,064,861
St. Modwen Properties PLC	239,107	1,290,216
Stagecoach Group PLC	385,896	784,791
Stallergenes Greer PLC(a)	7,941	276,090
Standard Chartered PLC	1,612,275	13,020,006
Standard Life Aberdeen PLC	1,342,745	4,444,930
Stobart Group Ltd.	390,041	785,012
Stock Spirits Group PLC	310,878	948,751
Superdry PLC	43,499	295,259
Synthomer PLC	182,116	858,599
TalkTalk Telecom Group PLC(b)	462,187	678,510
Tate & Lyle PLC	286,963	2,596,346
Taylor Wimpey PLC	1,925,167	4,182,360
Ted Baker PLC	25,430	623,209
Telecom Plus PLC	23,142	429,234
Telford Homes PLC(b)	124,139	556,032
Tesco PLC	5,568,530	16,342,352
Thomas Cook Group PLC	918,355	418,710

Security	Shares	Value

United Kingdom (continued)
TP ICAP PLC	336,545	$1,394,531
Travis Perkins PLC	143,825	2,315,742
Tullow Oil PLC(a)	851,538	2,292,959
Ultra Electronics Holdings PLC	55,388	935,524
Unilever PLC	648,869	34,009,894
UNITE Group PLC (The)	186,872	2,238,199
United Utilities Group PLC	387,481	4,234,687
Vectura Group PLC(a)	586,194	572,934
Vesuvius PLC	170,583	1,262,213
Victoria PLC(a)(b)	93,978	531,581
Victrex PLC	54,634	1,642,910
Vodafone Group PLC	15,224,901	27,754,247
Weir Group PLC (The)	153,275	3,034,466
WH Smith PLC	72,697	1,868,596
Whitbread PLC	104,931	6,745,600
William Hill PLC	501,156	1,161,591
Wm Morrison Supermarkets PLC	1,252,178	3,858,514
Workspace Group PLC	111,669	1,395,503
WPP PLC	719,374	8,230,923

		1,516,992,417

Total Common Stocks — 98.1% (Cost: $12,888,770,015)		13,052,606,497

Investment Companies

United States — 0.2%
iShares MSCI Russia ETF(f)	725,978	25,590,725

Total Investment Companies — 0.2% (Cost: $23,220,466)		25,590,725

Preferred Stocks

Brazil — 0.8%
Alpargatas SA, Preference Shares, NVS	47,700	262,672
Banco Bradesco SA, Preference Shares, NVS	1,909,230	23,721,245
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	71,200	459,317
Bradespar SA, Preference Shares, NVS	136,800	1,056,381
Braskem SA, Class A, Preference Shares, NVS	99,400	1,426,003
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	130,100	1,453,571
Cia. Brasileira de Distribuicao, Preference Shares, NVS	90,500	2,416,778
Cia. Energetica de Minas Gerais, Preference Shares, NVS	502,756	1,911,489
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	85,900	537,406
Cia. Paranaense de Energia, Preference Shares, NVS	70,000	678,517
Gerdau SA, Preference Shares, NVS	613,700	2,636,545
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	57,000	386,801
Itau Unibanco Holding SA, Preference Shares, NVS	2,754,590	29,324,421
Itausa-Investimentos Itau SA, Preference Shares, NVS	2,682,949	9,942,849
Lojas Americanas SA, Preference Shares, NVS	439,620	2,542,767
Marcopolo SA, Preference Shares, NVS	125,400	140,450
Metalurgica Gerdau SA, Preference Shares, NVS	577,300	1,180,654
Petroleo Brasileiro SA, Preference Shares, NVS	2,255,100	15,835,472

S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Randon SA Implemetos e Participacoes, Preference
Shares, NVS	242,325	$665,216
Telefonica Brasil SA, Preference Shares, NVS	250,700	3,350,879

		99,929,433
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	230,388	895,197
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	69,897	2,990,938

		3,886,135
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	259,125	2,866,292
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	2,013,743	693,659

		3,559,951
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	30,266	2,238,265
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	7,189	399,747
Fuchs Petrolub SE, Preference Shares, NVS	40,183	1,886,738
Henkel AG & Co. KGaA, Preference Shares, NVS	103,498	10,080,242
Jungheinrich AG, Preference Shares, NVS	37,847	1,149,092
Porsche Automobil Holding SE, Preference Shares, NVS	93,077	6,066,306
Sartorius AG, Preference Shares, NVS	20,629	3,098,500
Volkswagen AG, Preference Shares, NVS	106,830	18,218,142

		43,137,032
Italy —0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,449,262	1,690,400

South Korea — 0.2%
Amorepacific Corp., Preference Shares, NVS	4,751	435,539
CJ Corp., Preference Shares, NVS	1,165	28,270
Hyundai Motor Co.
Preference Shares, NVS	12,191	842,572
Series 2, Preference Shares, NVS	19,335	1,461,442
LG Chem Ltd., Preference Shares, NVS	3,887	707,426
LG Household & Health Care Ltd., Preference Shares, NVS	908	620,213
Samsung Electronics Co. Ltd., Preference Shares, NVS	492,369	16,594,471

		20,689,933

Total Preferred Stocks — 1.3% (Cost: $148,689,316)		172,892,884

Security	Shares	Value

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 02/05/19)(a)	156,819	$86,282

Total Rights — 0.0% (Cost: $80,205)		86,282

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	191,060,828	191,118,146
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	7,591,990	7,591,990

		198,710,136

Total Short-Term Investments — 1.5% (Cost: $198,661,775)		198,710,136

Total Investments in Securities — 101.1% (Cost: $13,259,421,777)		13,449,886,524

Other Assets, Less Liabilities — (1.1)%		(141,963,715)

Net Assets — 100.0%		$13,307,922,809

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

104	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

												Change in
	Shares					Shares				Net		Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold		01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	190,013,442	1,047,386	(b)	—		191,060,828	$191,118,146	$2,815,769	(c)	$5,594		$28
BlackRock Cash Funds: Treasury, SL Agency Shares	17,075,535	—		(9,483,545	)(b)	7,591,990	7,591,990	192,172		—		—
iShares MSCI Russia ETF	573,602	152,376		—		725,978	25,590,725	972,991		—		308,639

							$224,300,861	$3,980,932		$5,594		$308,667

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	393	03/15/19	$35,922	$2,165,857
MSCI Emerging Markets E-Mini	258	03/15/19	13,734	1,298,914

				$3,464,771

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$3,464,771

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(6,867,367)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,920,135

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$48,047,850

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core MSCI Total International Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$13,048,346,921	$4,057,107	$202,469	$13,052,606,497
Investment Companies	25,590,725	—	—	25,590,725
Preferred Stocks	172,864,614	28,270	—	172,892,884
Rights	86,282	—	—	86,282
Money Market Funds	198,710,136	—	—	198,710,136

	$13,445,598,678	$4,085,377	$202,469	$13,449,886,524

Derivative financial instruments(a)
Assets
Futures Contracts	$3,464,771	$—	$—	$3,464,771

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

106	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$55,011,178,797	$3,177,289,685	$1,353,832,506	$945,818,837
Affiliated(c)	670,654,472	32,034,056	6,733,004	3,290,127
Foreign currency, at value(d)	142,508,377	11,243,097	4,645,479	2,201,638
Foreign currency pledged:
Futures contracts(e)	12,888,588	1,079,852	328,570	125,870
Receivables:
Investments sold	11,953,872	—	3,462,125	—
Securities lending income — Affiliated	1,705,235	59,891	60,901	57,984
Variation margin on futures contracts	935,556	44,470	23,021	18,413
Capital shares sold	17,813	15,921	—	—
Dividends	66,708,613	3,241,214	1,596,543	1,334,831
Tax reclaims	39,815,123	3,918,861	374,403	—
Foreign withholding tax claims	1,194,160	145,101	—	—

Total assets	55,959,560,606	3,229,072,148	1,371,056,552	952,847,700

LIABILITIES
Collateral on securities loaned, at value	665,087,682	31,761,981	6,312,553	3,181,737
Payables:
Investments purchased	17,813	15,921	21,339	—
Variation margin on futures contracts	38,052	—	1,388	1,861
Capital shares redeemed	—	978,388	3,500,396	—
Investment advisory fees	3,671,110	267,096	58,406	77,084
Professional fees	11,942	1,451	—	—

Total liabilities	668,826,599	33,024,837	9,894,082	3,260,682

NET ASSETS	$55,290,734,007	$3,196,047,311	$1,361,162,470	$949,587,018

NET ASSETS CONSIST OF:
Paid-in capital	$57,497,471,573	$3,384,880,598	$1,421,754,542	$931,301,746
Accumulated earnings (loss)	(2,206,737,566)	(188,833,287)	(60,592,072)	18,285,272

NET ASSETS	$55,290,734,007	$3,196,047,311	$1,361,162,470	$949,587,018

Shares outstanding	940,400,000	72,400,000	25,950,000	17,500,000

Net asset value	$58.79	$44.14	$52.45	$54.26

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$616,657,958	$30,333,484	$6,078,744	$2,819,950
(b) Investments, at cost — Unaffiliated	$56,927,119,591	$3,378,743,400	$1,415,124,665	$907,827,874
(c) Investments, at cost — Affiliated	$670,487,860	$32,026,747	$6,731,294	$3,289,276
(d) Foreign currency, at cost	$141,789,418	$11,143,989	$4,619,902	$2,193,821
(e) Foreign currency collateral pledged, at cost	$12,704,396	$1,061,886	$324,684	$124,956

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$13,225,585,663
Affiliated(c)	224,300,861
Cash	948,618
Foreign currency, at value(d)	20,778,171
Cash pledged:
Futures contracts	2,464,000
Receivables:
Investments sold	8,723,899
Securities lending income — Affiliated	635,653
Variation margin on futures contracts	126,540
Capital shares sold	7
Dividends	19,183,299
Tax reclaims	3,927,205
Foreign withholding tax claims	179,613

Total assets	13,506,853,529

LIABILITIES
Collateral on securities loaned, at value	191,098,370
Deferred foreign capital gain tax	1,485,155
Payables:
Investments purchased	5,275,467
Investment advisory fees	1,068,483
Professional fees	1,796
Foreign taxes	1,449

Total liabilities	198,930,720

NET ASSETS	$13,307,922,809

NET ASSETS CONSIST OF:
Paid-in capital	$13,328,256,013
Accumulated loss	(20,333,204)

NET ASSETS	$13,307,922,809

Shares outstanding	235,500,000

Net asset value	$56.51

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$182,944,622
(b) Investments, at cost — Unaffiliated	$13,037,539,536
(c) Investments, at cost — Affiliated	$221,882,241
(d) Foreign currency, at cost	$20,652,117

See notes to financial statements.

108	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$646,357,913	$25,304,944	$11,836,817	$12,425,233
Dividends — Affiliated	826,277	16,753	39,960	4,595
Non-cash dividends — Unaffiliated	—	1,363,542	—	—
Securities lending income — Affiliated — net	9,641,581	368,329	137,969	141,640
Foreign taxes withheld	(38,524,797)	(1,651,319)	(859,686)	(737,133)

Total investment income	618,300,974	25,402,249	11,155,060	11,834,335

EXPENSES
Investment advisory fees	22,555,913	1,363,066	258,977	436,675
Professional fees	15,716	1,389	—	—

Total expenses	22,571,629	1,364,455	258,977	436,675

Net investment income	595,729,345	24,037,794	10,896,083	11,397,660

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(95,226,714)	1,722,329	(4,645,204)	(7,266,274)
Investments — Affiliated	22,373	561	329	1,482
In-kind redemptions — Unaffiliated	256,989,622	29,584,964	8,036,279	—
Futures contracts	(45,886,512)	(1,463,438)	(665,475)	(838,885)
Foreign currency transactions	(1,366,658)	(124,799)	(12,134)	(45,288)

Net realized gain (loss)	114,532,111	29,719,617	2,713,795	(8,148,965)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(5,651,308,604)	(283,415,383)	(63,562,260)	(47,423,402)
Investments — Affiliated	(4,654)	743	(316)	(1,756)
Futures contracts	9,521,549	142,378	216,275	147,440
Foreign currency translations	2,306,480	192,122	61,498	42,702

Net change in unrealized appreciation (depreciation)	(5,639,485,229)	(283,080,140)	(63,284,803)	(47,235,016)

Net realized and unrealized loss	(5,524,953,118)	(253,360,523)	(60,571,008)	(55,383,981)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,929,223,773)	$(229,322,729)	$(49,674,925)	$(43,986,321)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$132,122,241
Dividends — Affiliated	1,165,163
Securities lending income — Affiliated — net	2,815,769
Foreign taxes withheld	(10,536,536)
Other foreign taxes	(125,779)

Total investment income	125,440,858

EXPENSES
Investment advisory fees	5,826,846
Commitment fees	8,795
Professional fees	1,962
Mauritius income taxes	64,006

Total expenses	5,901,609

Less:
Investment advisory fees waived	(64,113)

Total expenses after fees waived	5,837,496

Net investment income	119,603,362

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(90,022,207)
Investments — Affiliated	5,594
Futures contracts	(6,867,367)
Foreign currency transactions	(633,477)

Net realized loss	(97,517,457)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(697,177,029)
Investments — Affiliated	308,667
Futures contracts	2,920,135
Foreign currency translations	465,398

Net change in unrealized appreciation (depreciation)	(693,482,829)

Net realized and unrealized loss	(791,000,286)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(671,396,924)

(a) Net of foreign capital gain tax of	$41,305
(b) Net of deferred foreign capital gain tax of	$(1,007,260)

See notes to financial statements.

110	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six Months Ended		Six Months Ended
	01/31/19	Year Ended	01/31/19	Year Ended
	(unaudited)	07/31/18	(unaudited)	07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$595,729,345	$1,491,735,667	$24,037,794	$88,156,027
Net realized gain (loss)	114,532,111	(195,743,178)	29,719,617	180,089,737
Net change in unrealized appreciation (depreciation)	(5,639,485,229)	861,218,088	(283,080,140)	(97,668,170)

Net increase (decrease) in net assets resulting from operations	(4,929,223,773)	2,157,210,577	(229,322,729)	170,577,594

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(703,117,195)	(1,487,223,834)	(22,767,614)	(91,957,063)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,148,181,190	24,972,978,031	925,326,320	(446,649,230)

NET ASSETS(a)
Total increase (decrease) in net assets	(3,484,159,778)	25,642,964,774	673,235,977	(368,028,699)
Beginning of period	58,774,893,785	33,131,929,011	2,522,811,334	2,890,840,033

End of period	$55,290,734,007	$58,774,893,785	$3,196,047,311	$2,522,811,334

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Six Months Ended		Six Months Ended
	01/31/19	Year Ended	01/31/19	Year Ended
	(unaudited)	07/31/18	(unaudited)	07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,896,083	$21,163,824	$11,397,660	$26,291,602
Net realized gain (loss)	2,713,795	6,186,188	(8,148,965)	81,625,440
Net change in unrealized appreciation (depreciation)	(63,284,803)	(158,734)	(47,235,016)	(21,945,487)

Net increase (decrease) in net assets resulting from operations	(49,674,925)	27,191,278	(43,986,321)	85,971,555

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,877,968)	(19,646,202)	(12,793,159)	(28,224,804)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	518,601,396	830,781,272	115,420,327	(248,855,860)

NET ASSETS(a)
Total increase (decrease) in net assets	457,048,503	838,326,348	58,640,847	(191,109,109)
Beginning of period	904,113,967	65,787,619	890,946,171	1,082,055,280

End of period	$1,361,162,470	$904,113,967	$949,587,018	$890,946,171

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

112	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six Months Ended
	01/31/19	Year Ended
	(unaudited)	07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$119,603,362	$253,460,577
Net realized loss	(97,517,457)	(17,532,410)
Net change in unrealized appreciation (depreciation)	(693,482,829)	177,775,807

Net increase (decrease) in net assets resulting from operations	(671,396,924)	413,703,974

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(154,308,076)	(248,365,943)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,542,270,785	3,533,588,602

NET ASSETS(a)
Total increase in net assets	2,716,565,785	3,698,926,633
Beginning of period	10,591,357,024	6,892,430,391

End of period	$13,307,922,809	$10,591,357,024

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$64.89		$62.42	$54.16		$59.33	$60.82	$54.10

Net investment income(a)	0.64		2.05	1.76		1.72	1.83	2.21
Net realized and unrealized gain (loss)(b)	(5.99)		2.30	8.06		(5.46)	(1.77)	6.22

Net increase (decrease) from investment operations	(5.35)		4.35	9.82		(3.74)	0.06	8.43

Distributions
From net investment income	(0.75)		(1.88)	(1.56)		(1.43)	(1.55)	(1.71)

Total distributions	(0.75)		(1.88)	(1.56)		(1.43)	(1.55)	(1.71)

Net asset value, end of period	$58.79		$64.89	$62.42		$54.16	$59.33	$60.82

Total Return
Based on net asset value	(8.17	)%(c)	7.02%	18.36%		(6.24)%	0.16%	15.62%

Ratios to Average Net Assets
Total expenses	0.08	%(d)	0.08%	0.09%		0.12%	0.12%	0.14%

Total expenses after fees waived	0.08	%(d)	0.08%	0.09%		0.12%	0.12%	0.13%

Total expenses excluding professional fees for foreign withholding tax claims	0.08	%(d)	N/A	0.09%		N/A	N/A	N/A

Net investment income	2.11	%(d)	3.14%	3.07	%(e)	3.22%	3.12%	3.67%

Supplemental Data
Net assets, end of period (000)	$55,290,734		$58,774,894	$33,131,929		$11,959,585	$6,389,447	$2,475,223

Portfolio turnover rate(f)	1	%(c)	2%	2%		2%	5%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•Ratio of net investment income to average net assets by 0.01%.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Six Months Ended							Period From
	01/31/19		Year Ended	Year Ended		Year Ended	Year Ended	06/10/14	(a)
	(unaudited)		07/31/18	07/31/17		07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$49.27		$48.02	$40.87		$46.46	$47.67	$50.07

Net investment income(b)	0.40		1.54	1.58		1.45	1.69	0.12
Net realized and unrealized gain (loss)(c)	(5.20)		1.47	6.71		(5.81)	(1.72)	(2.52)

Net increase (decrease) from investment operations	(4.80)		3.01	8.29		(4.36)	(0.03)	(2.40)

Distributions
From net investment income	(0.33)		(1.76)	(1.14)		(1.23)	(1.18)	—

Total distributions	(0.33)		(1.76)	(1.14)		(1.23)	(1.18)	—

Net asset value, end of period	$44.14		$49.27	$48.02		$40.87	$46.46	$47.67

Total Return
Based on net asset value	(9.70	)%(d)	6.36%	20.54%		(9.39)%	(0.03)%	(4.79	)%(d)

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.11%		0.12%	0.14%	0.14	%(e)

Total expenses after fees waived	0.10	%(e)	0.10%	0.11%		0.11%	0.05%	0.05	%(e)

Total expenses excluding professional fees for foreign withholding tax claims	0.10	%(e)	N/A	0.11%		N/A	N/A	N/A

Net investment income	1.76	%(e)	3.09%	3.60	%(f)	3.51%	3.68%	1.70	%(e)

Supplemental Data
Net assets, end of period (000)	$3,196,047		$2,522,811	$2,890,840		$960,411	$696,968	$52,433

Portfolio turnover rate(g)	2	%(d)	3%	4%		3%	1%	0	%(d)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF
	Six Months Ended			Period From
	01/31/19		Year Ended	03/21/17	(a)
	(unaudited)		07/31/18	to 07/31/17

Net asset value, beginning of period	$57.40		$54.82	$50.87

Net investment income(b)	0.56		1.79	0.75
Net realized and unrealized gain (loss)(c)	(5.01)		2.06	3.88

Net increase (decrease) from investment operations	(4.45)		3.85	4.63

Distributions
From net investment income	(0.50)		(1.27)	(0.68)

Total distributions	(0.50)		(1.27)	(0.68)

Net asset value, end of period	$52.45		$57.40	$54.82

Total Return
Based on net asset value	(7.70	)%(d)	7.07%	9.14	%(d)

Ratios to Average Net Assets
Total expenses	0.05	%(e)	0.07%	0.07	%(e)

Total expenses after fees waived	0.05	%(e)	0.03%	0.07	%(e)

Net investment income	2.10	%(e)	3.08%	3.90	%(e)

Supplemental Data
Net assets, end of period (000)	$1,361,162		$904,114	$65,788

Portfolio turnover rate(f)	2	%(d)	6%	2	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six Months Ended						Period From
	01/31/19		Year Ended	Year Ended	Year Ended	Year Ended	06/10/14	(a)
	(unaudited)		07/31/18	07/31/17	07/31/16	07/31/15	to 07/31/14

Net asset value, beginning of period	$58.23		$55.49	$49.58	$51.18	$51.98	$49.97

Net investment income(b)	0.72		1.59	1.28	1.18	1.29	0.07
Net realized and unrealized gain (loss)(c)	(3.91)		3.01	6.07	(1.66)	(1.03)	1.94

Net increase (decrease) from investment operations	(3.19)		4.60	7.35	(0.48)	0.26	2.01

Distributions
From net investment income	(0.78)		(1.86)	(1.44)	(1.12)	(1.06)	—

Total distributions	(0.78)		(1.86)	(1.44)	(1.12)	(1.06)	—

Net asset value, end of period	$54.26		$58.23	$55.49	$49.58	$51.18	$51.98

Total Return
Based on net asset value	(5.42	)%(d)	8.28%	15.09%	(0.79)%	0.58%	4.02	%(d)

Ratios to Average Net Assets
Total expenses	0.10	%(e)	0.10%	0.11%	0.13%	0.14%	0.14	%(e)

Total expenses after fees waived	0.10	%(e)	0.10%	0.11%	0.11%	0.05%	0.05	%(e)

Net investment income	2.61	%(e)	2.71%	2.48%	2.52%	2.53%	0.98	%(e)

Supplemental Data
Net assets, end of period (000)	$949,587		$890,946	$1,082,055	$778,376	$563,034	$10,396

Portfolio turnover rate(f)	3	%(d)	5%	3%	6%	4%	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$61.36		$59.26	$50.96	$54.71	$58.79	$51.89

Net investment income(a)	0.58		1.79	1.58	1.46	1.59	1.99
Net realized and unrealized gain (loss)(b)	(4.74)		1.98	8.01	(3.88)	(4.25)	6.20

Net increase (decrease) from investment operations	(4.16)		3.77	9.59	(2.42)	(2.66)	8.19

Distributions
From net investment income	(0.69)		(1.67)	(1.29)	(1.33)	(1.42)	(1.29)

Total distributions	(0.69)		(1.67)	(1.29)	(1.33)	(1.42)	(1.29)

Net asset value, end of period	$56.51		$61.36	$59.26	$50.96	$54.71	$58.79

Total Return
Based on net asset value	(6.71	)%(c)	6.39%	19.08%	(4.31)%	(4.52)%	15.82%

Ratios to Average Net Assets
Total expenses(d)	0.10	%(e)	0.11%	0.12%	0.14%	0.15%	0.16%

Total expenses after fees waived(d)	0.10	%(e)	0.11%	0.12%	0.14%	0.14%	0.15%

Total expenses excluding professional fees for foreign withholding tax claims (d)	0.10	%(e)	N/A	0.12%	N/A	N/A	N/A

Net investment income	2.05	%(e)	2.87%	2.93%	2.95%	2.86%	3.46%

Supplemental Data
Net assets, end of period (000)	$13,307,923		$10,591,357	$6,892,430	$2,542,666	$1,695,867	$793,654

Portfolio turnover rate(f)(g)	3	%(c)	2%	3%	7%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

118	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Non-diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

120	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

Core MSCI EAFE
Barclays Capital Inc.	$3,088,969	$3,088,969		$—	$—
BNP Paribas Prime Brokerage International Ltd.	8,554,805	8,554,805		—	—
BNP Paribas Securities Corp.	91,784	91,784		—	—
Citigroup Global Markets Inc.	57,253,665	57,253,665		—	—
Credit Suisse Securities (USA) LLC	40,638,937	40,638,937		—	—
Deutsche Bank Securities Inc.	10,198,305	10,198,305		—	—
Goldman Sachs & Co.	152,629,705	152,629,705		—	—
HSBC Bank PLC	4,931,521	4,931,521		—	—
Jefferies LLC	1,375,859	1,375,859		—	—
JPMorgan Securities LLC	62,745,672	62,745,672		—	—
Macquarie Bank Limited	23,242,223	23,242,223		—	—
Merrill Lynch, Pierce, Fenner & Smith	23,986,732	23,986,732		—	—
Mizuho Securities USA Inc.	160,595	160,595		—	—
Morgan Stanley & Co. LLC	130,412,649	130,412,649		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	59,960,464	59,960,464		—	—
Nomura Securities International Inc.	627,413	627,413		—	—
Scotia Capital (USA) Inc.	775,197	775,197		—	—
SEB Securities Inc.	6,352,570	6,352,570		—	—
SG Americas Securities LLC	2,250,886	2,250,886		—	—
State Street Bank & Trust Company	2,619,032	2,619,032		—	—
UBS AG	20,310,389	20,310,389		—	—
UBS Securities LLC	1,262,189	1,260,039		—	(2,150	)(b)
Wells Fargo Securities LLC	3,188,397	3,188,397		—	—

	$616,657,958	$616,655,808		$—	$(2,150)

Core MSCI Europe
BNP Paribas Prime Brokerage International Ltd.	$234,156	$234,156		$—	$—
BNP Paribas Securities Corp.	27,416	27,416		—	—
Citigroup Global Markets Inc.	2,968,769	2,968,769		—	—
Credit Suisse Securities (USA) LLC	531,611	531,611		—	—
Deutsche Bank Securities Inc.	1,196,928	1,196,928		—	—
Goldman Sachs & Co.	6,966,744	6,966,744		—	—
HSBC Bank PLC	416,271	404,832		—	(11,439	)(b)
Jefferies LLC	669,677	669,677		—	—
JPMorgan Securities LLC	4,288,661	4,288,661		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,053,225	2,053,225		—	—
Morgan Stanley & Co. LLC	8,206,290	8,206,290		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,020,680	1,020,680		—	—
SEB Securities Inc.	604,456	604,456		—	—
SG Americas Securities LLC	747,011	728,549		—	(18,462	)(b)
UBS AG	401,589	401,589		—	—

	$30,333,484	$30,303,583		$—	$(29,901)

Core MSCI International Developed Markets
BNP Paribas Securities Corp.	$112,918	$112,918		$—	$—
Citigroup Global Markets Inc.	660,245	660,245		—	—
Credit Suisse Securities (USA) LLC	286,161	286,161		—	—
HSBC Bank PLC	38,609	38,609		—	—
JPMorgan Securities LLC	760,407	760,407		—	—
Macquarie Bank Limited	4,114	4,114		—	—
Merrill Lynch, Pierce, Fenner & Smith	146,697	146,697		—	—
Morgan Stanley & Co. LLC	2,253,396	2,253,396		—	—
Morgan Stanley & Co. LLC(U.S. Equity Securities Lending)	1,256,467	1,256,467		—	—
SG Americas Securities LLC	8,788	8,788		—	—
UBS AG	414,173	414,173		—	—
Wells Fargo Securities LLC	136,769	136,769		—	—

	$6,078,744	$6,078,744		$—	$—

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Notes to Financial Statements  (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

Core MSCI Pacific
Citigroup Global Markets Inc.	$129,140	$129,140		$—	$—
Credit Suisse Securities (USA) LLC	334,823	334,823		—	—
Deutsche Bank Securities Inc.	140,924	140,924		—	—
JPMorgan Securities LLC	821,091	821,091		—	—
Macquarie Bank Limited	778,845	778,845		—	—
Merrill Lynch, Pierce, Fenner & Smith	333,556	333,556		—	—
Nomura Securities International Inc.	765	765		—	—
SG Americas Securities LLC	33,694	33,694		—	—
UBS AG	247,112	247,112		—	—

	$2,819,950	$2,819,950		$—	$—

Core MSCI Total International Stock
Barclays Bank PLC	$3,321,242	$3,316,598		$—	$(4,644	)(b)
Barclays Capital Inc.	635,433	635,433		—	—
BNP Paribas Prime Brokerage International Ltd.	15,342,025	15,342,025		—	—
BNP Paribas Securities Corp.	291,987	291,987		—	—
Citigroup Global Markets Inc.	14,377,836	14,377,836		—	—
Credit Suisse Securities (USA) LLC	9,777,050	9,777,050		—	—
Deutsche Bank AG	36,592	36,592		—	—
Deutsche Bank Securities Inc.	1,619,185	1,619,185		—	—
Goldman Sachs & Co.	44,510,983	44,510,983		—	—
HSBC Bank PLC	5,951,673	5,951,673		—	—
Jefferies LLC	123,454	123,454		—	—
JPMorgan Securities LLC	8,820,513	8,820,513		—	—
JPMorgan Securities PLC	253,559	253,559		—	—
Macquarie Bank Limited	4,439,701	4,439,701		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,637,104	4,637,104		—	—
Morgan Stanley & Co. International PLC	1,182,739	1,182,739		—	—
Morgan Stanley & Co. LLC	31,622,494	31,622,494		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	27,720,179	27,720,179		—	—
National Financial Services LLC	123,810	123,810		—	—
Nomura Securities International Inc.	132,412	132,412		—	—
SEB Securities Inc.	13,697	13,697		—	—
SG Americas Securities LLC	314,628	314,628		—	—
State Street Bank & Trust Company	2,079,841	2,079,841		—	—
UBS AG	3,357,564	3,253,446		—	(104,118	)(b)
UBS Securities LLC	1,689,558	1,689,558		—	—
Wells Fargo Securities LLC	569,363	569,363		—	—

	$182,944,622	$182,835,860		$—	$(108,762)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI EAFE	0.08%
Core MSCI Europe	0.10
Core MSCI International Developed Markets	0.05
Core MSCI Pacific	0.10
Core MSCI Total International Stock	0.10

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$1,927,246
Core MSCI Europe	73,443
Core MSCI International Developed Markets	28,755
Core MSCI Pacific	28,972
Core MSCI Total International Stock	568,937

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$20,249,392	$43,668,008
Core MSCI Total International Stock	4,070,119	16,295,494

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$1,584,541,130	$757,788,535
Core MSCI Europe	83,686,804	47,728,157
Core MSCI International Developed Markets	329,208,206	24,748,216
Core MSCI Pacific	27,233,317	23,147,451
Core MSCI Total International Stock	1,733,737,880	393,773,376

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$2,234,380,083	$938,588,322
Core MSCI Europe	1,078,953,519	191,351,746
Core MSCI International Developed Markets	316,576,639	104,584,204
Core MSCI Pacific	109,769,579	—
Core MSCI Total International Stock	2,181,061,308	—

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (unaudited) (continued)

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core MSCI EAFE	$169,167,173
Core MSCI Europe	15,102,643
Core MSCI International Developed Markets	2,406,149
Core MSCI Pacific	6,122,487
Core MSCI Total International Stock	46,416,806

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$57,906,301,787	$3,725,878,769	$(5,940,310,950)	$(2,214,432,181)
Core MSCI Europe	3,419,773,004	143,140,565	(353,106,655)	(209,966,090)
Core MSCI International Developed Markets	1,423,448,195	42,664,501	(105,333,162)	(62,668,661)
Core MSCI Pacific	918,317,014	102,437,628	(71,493,847)	30,943,781
Core MSCI Total International Stock	13,334,977,317	1,074,965,713	(956,591,735)	118,373,978

9.    LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended January 31, 2019.

10.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

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Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	01/31/19		07/31/18

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI EAFE
Shares sold	53,000,000	$3,211,521,072	375,000,000	$24,972,978,031
Shares redeemed	(18,400,000)	(1,063,339,882)	—	—

Net increase	34,600,000	$2,148,181,190	375,000,000	$24,972,978,031

Core MSCI Europe
Shares sold	25,700,000	$1,120,843,844	10,900,000	$541,879,431
Shares redeemed	(4,500,000)	(195,517,524)	(19,900,000)	(988,528,661)

Net increase (decrease)	21,200,000	$925,326,320	(9,000,000)	$(446,649,230)

Core MSCI International Developed Markets
Shares sold	12,450,000	$637,020,172	16,050,000	$918,799,692
Shares redeemed	(2,250,000)	(118,418,776)	(1,500,000)	(88,018,420)

Net increase	10,200,000	$518,601,396	14,550,000	$830,781,272

Core MSCI Pacific
Shares sold	2,200,000	$115,420,327	1,300,000	$75,691,705
Shares redeemed	—	—	(5,500,000)	(324,547,565)

Net increase (decrease)	2,200,000	$115,420,327	(4,200,000)	$(248,855,860)

Core MSCI Total International Stock
Shares sold	62,900,000	$3,542,270,785	56,300,000	$3,533,588,602

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.    FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (unaudited) (continued)

developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Core MSCI EAFE	$1,487,223,834
Core MSCI Europe	91,957,063
Core MSCI International Developed Markets	19,646,202
Core MSCI Pacific	28,224,804
Core MSCI Total International Stock	248,365,943

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Core MSCI EAFE	$(3,313,968)
Core MSCI Europe	2,837,268
Core MSCI International Developed Markets	1,446,347
Core MSCI Pacific	(2,272,100)
Core MSCI Total International Stock	16,959,857

15.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Core MSCI EAFE(a)	$0.701954	$—	$0.050043	$0.751997	93%	—%	7%	100%
Core MSCI International Developed Markets(a)	0.447894	—	0.050134	0.498028	90	—	10	100
Core MSCI Pacific(a)	0.765137	—	0.010206	0.775343	99	—	1	100
Core MSCI Total International Stock(a)	0.572629	—	0.112880	0.685509	84	—	16	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	129

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

130	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	131

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Edge MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

▶	iShares Edge MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

▶	iShares Edge MSCI Intl Size Factor ETF | ISZE | NYSE Arca

▶	iShares Edge MSCI Intl Value Factor ETF | IVLU | NYSE Arca

▶	iShares Edge MSCI USA Momentum Factor ETF | MTUM | Cboe BZX

▶	iShares Edge MSCI USA Quality Factor ETF | QUAL | Cboe BZX

▶	iShares Edge MSCI USA Size Factor ETF | SIZE | NYSE Arca

▶	iShares Edge MSCI USA Value Factor ETF | VLUE | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Edge MSCI Intl Momentum Factor ETF

Investment Objective

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.08)%	(13.51)%	3.77%	(13.51)%	16.20%
Fund Market	(8.46)	(13.85)	3.74	(13.85)	16.04
Index	(8.11)	(13.37)	4.08	(13.37)	17.59

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$919.20	$1.45		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	23.6%
Consumer Staples	15.1
Industrials	12.8
Energy	11.5
Information Technology	8.3
Consumer Discretionary	8.1
Financials	6.9
Materials	6.3
Utilities	2.8
Real Estate	2.7
Communication Services	1.9

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	20.7%
Switzerland	16.9
United Kingdom	15.4
France	11.7
Australia	8.6
Canada	6.9
Germany	4.5
Sweden	2.4
Netherlands	2.4
Denmark	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF

Investment Objective

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.12)%	(8.30)%	4.46%	(8.30)%	19.33%
Fund Market	(5.73)	(8.52)	4.50	(8.52)	19.52
Index	(6.07)	(8.39)	4.71	(8.39)	20.50

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$938.80	$1.47		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	21.5%
Industrials	14.0
Consumer Staples	10.7
Health Care	10.5
Consumer Discretionary	10.5
Materials	7.7
Energy	6.9
Information Technology	5.7
Communication Services	5.3
Utilities	3.6
Real Estate	3.6

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United Kingdom	19.3%
Switzerland	11.8
Japan	11.4
France	9.7
Germany	9.6
Hong Kong	8.2
Canada	7.0
Australia	5.4
Netherlands	3.0
Denmark	2.9

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF

Investment Objective

The iShares Edge MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.00)%	(9.89)%	3.64%	(9.89)%	13.87%
Fund Market	(5.74)	(10.12)	3.59	(10.12)	13.66
Index	(6.04)	(10.02)	3.76	(10.02)	14.30
MSCI World ex USA Risk Weighted Index(a)	(5.79)	(9.78)	3.84	(9.78)	14.61
MSCI World ex USA Low Size Index(b)	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

(a)

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index, which, effective as of December 3, 2018, replaced the MSCI World ex USA Risk Weighted Index as the underlying index of the Fund.

(b)	The inception date of the MSCI World ex USA Low Size Index was September 11, 2018. The cumulative total return of this index for the period September 11, 2018 through January 31, 2019 was -3.84%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$940.00	$1.47		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	18.6%
Financials	15.6
Consumer Discretionary	12.6
Materials	10.4
Consumer Staples	8.0
Real Estate	6.8
Information Technology	6.7
Health Care	6.5
Communication Services	5.8
Utilities	4.7
Energy	4.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	31.9%
United Kingdom	9.4
Canada	9.3
France	7.9
Australia	7.0
Germany	5.9
Hong Kong	5.0
Switzerland	3.7
Sweden	2.8
Singapore	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Edge MSCI Intl Value Factor ETF

Investment Objective

The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.75)%	(12.30)%	1.42%	(12.30)%	5.27%
Fund Market	(7.01)	(12.73)	1.39	(12.73)	5.14
Index	(6.74)	(12.30)	1.46	(12.30)	5.41

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$932.50	$1.46		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.9%
Industrials	14.1
Consumer Staples	11.2
Consumer Discretionary	10.7
Health Care	9.1
Materials	8.2
Energy	7.2
Information Technology	6.4
Communication Services	5.2
Utilities	3.7
Real Estate	3.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	38.5%
United Kingdom	17.1
France	10.4
Germany	6.9
Spain	4.0
Netherlands	4.0
Hong Kong	3.9
Italy	3.4
Switzerland	3.0
Canada	2.9

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF

Investment Objective

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.85	)%(a)	(3.16)%	14.08%	14.74%	(3.16)%	93.25%	121.94%
Fund Market	(3.86)		(3.22)	14.07	14.74	(3.22)	93.10	121.87
Index	(3.77)		(3.02)	14.29	14.96	(3.02)	94.99	124.13

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$961.50	$0.74		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	33.1%
Information Technology	17.8
Consumer Staples	13.5
Consumer Discretionary	9.1
Communication Services	8.6
Financials	5.3
Utilities	5.3
Industrials	3.4
Real Estate	2.8
Materials	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Procter & Gamble Co. (The)	5.1%
Pfizer Inc.	5.0
Microsoft Corp.	4.9
Merck & Co. Inc.	4.8
Johnson & Johnson	4.6
Verizon Communications Inc.	3.7
Eli Lilly & Co.	2.8
UnitedHealth Group Inc.	2.7
McDonald’s Corp.	2.5
Abbott Laboratories	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2019	iShares® Edge MSCI USA Quality Factor ETF

Investment Objective

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.10)%	(2.33)%	10.88%	11.46%	(2.33)%	67.57%	82.58%
Fund Market	(3.09)	(2.35)	10.88	11.47	(2.35)	67.61	82.62
Index	(3.03)	(2.19)	11.04	11.65	(2.19)	68.84	84.15

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$969.00	$0.74		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	20.1%
Health Care	15.1
Financials	13.6
Communication Services	10.7
Consumer Discretionary	10.3
Industrials	9.1
Consumer Staples	6.8
Energy	5.4
Utilities	3.2
Real Estate	3.0
Materials	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Johnson & Johnson	4.3%
Facebook Inc., Class A	4.3
Apple Inc.	3.7
Mastercard Inc., Class A	3.4
Exxon Mobil Corp.	3.1
Visa Inc., Class A	3.0
Lockheed Martin Corp.	2.7
Altria Group Inc.	2.7
Amgen Inc.	2.5
3M Co.	2.1

(a)	Excludes money market funds.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2019	iShares® Edge MSCI USA Size Factor ETF

Investment Objective

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.42)%	(0.86)%	10.59%	11.32%	(0.86)%	65.44%	86.17%
Fund Market	(1.43)	(0.89)	10.59	11.31	(0.89)	65.44	86.11
Index	(1.34)	(0.73)	10.74	11.49	(0.73)	66.58	87.67
MSCI USA Risk Weighted Index(a)	(1.40)	(0.79)	10.73	11.48	(0.79)	66.47	87.55
MSCI USA Low Size Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

(a)

Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index, which, effective as of December 3, 2018, replaced the MSCI USA Risk Weighted Index as the underlying index of the Fund.

(b)	The inception date of the MSCI USA Low Size Index was September 11, 2018. The cumulative total return of this index for the period September 11, 2018 through January 31, 2019 was -5.84%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 985.80	$ 0.75		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)

Information Technology	15.4%
Financials	13.9
Industrials	13.9
Consumer Discretionary	12.9
Health Care	11.4
Real Estate	6.5
Energy	5.4
Communication Services	5.4
Utilities	5.2
Consumer Staples	5.1
Materials	4.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)

Dominion Energy Inc.	0.3%
First Data Corp., Class A	0.2
Splunk Inc.	0.2
Cigna Corp.	0.2
Workday Inc., Class A	0.2
Seattle Genetics Inc.	0.2
Keysight Technologies Inc.	0.2
ServiceNow Inc.	0.2
Wayfair Inc., Class A	0.2
Chemours Co. (The)	0.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of January 31, 2019	iShares® Edge MSCI USA Value Factor ETF

Investment Objective

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(5.47)%	(6.39)%	9.21%	10.63%	(6.39)%	55.36%	79.63%
Fund Market	(5.48)	(6.42)	9.22	10.63	(6.42)	55.40	79.64
Index	(5.40)	(6.25)	9.38	10.82	(6.25)	56.55	81.26

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCIUSA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 945.30	$ 0.74		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)

Information Technology	20.9%
Health Care	14.5
Financials	13.8
Consumer Discretionary	10.4
Communication Services	9.8
Industrials	9.5
Consumer Staples	7.0
Energy	5.7
Real Estate	3.0
Materials	2.7
Utilities	2.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)

AT&T Inc.	7.6%
Intel Corp.	6.1
Pfizer Inc.	3.6
Bank of America Corp.	3.4
International Business Machines Corp.	3.2
Chevron Corp.	3.2
General Motors Co.	3.0
Citigroup Inc.	2.8
Micron Technology Inc.	2.7
Walgreens Boots Alliance Inc.	2.0

(a)	Excludes money market funds.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.5%
Alumina Ltd.	44,000	$77,961
APA Group	33,550	224,570
Aristocrat Leisure Ltd.	11,103	199,398
ASX Ltd.	4,200	195,107
BHP Group Ltd.	76,250	1,936,467
BHP Group PLC	43,000	956,051
BlueScope Steel Ltd.	7,800	70,808
Brambles Ltd.	39,800	308,775
Coca-Cola Amatil Ltd.	14,850	90,954
Computershare Ltd.	14,971	193,979
CSL Ltd.	16,372	2,324,498
Dexus	26,750	223,915
Domino’s Pizza Enterprises Ltd.	1,800	59,717
Goodman Group	64,450	547,947
GPT Group (The)	36,950	156,264
Macquarie Group Ltd.	8,700	738,903
QBE Insurance Group Ltd.	33,250	260,141
Rio Tinto Ltd.	6,250	396,703
Santos Ltd.	49,900	235,408
South32 Ltd.	86,852	223,548
TPG Telecom Ltd.	12,450	63,455
Vicinity Centres	83,250	158,432
Washington H Soul Pattinson & Co. Ltd.	5,500	105,512
Wesfarmers Ltd.	28,900	678,743
Woodside Petroleum Ltd.	24,200	605,591
Woolworths Group Ltd.	28,950	619,968

		11,652,815
Austria — 0.1%
Verbund AG	3,300	168,957

Belgium — 0.6%
Ageas	3,800	176,941
Colruyt SA	2,150	154,781
UCB SA	4,400	381,889
Umicore SA	3,050	128,965

		842,576
Canada — 6.9%
Alimentation Couche-Tard Inc., Class B	10,800	586,998
Aurora Cannabis Inc.(a)(b)	26,750	189,427
Bausch Health Companies Inc.(a)	10,500	257,923
Bombardier Inc., Class B(a)	31,850	48,261
CAE Inc.	3,657	77,746
Cameco Corp.	10,150	123,040
Canadian National Railway Co.	21,000	1,753,331
Canadian Pacific Railway Ltd.	4,550	933,039
Canopy Growth Corp.(a)(b)	9,850	483,162
CGI Group Inc.(a)	7,500	496,098
Constellation Software Inc./Canada	550	410,676
Husky Energy Inc.	7,050	83,689
Methanex Corp.	1,700	92,682
Nutrien Ltd.	16,950	878,540
Rogers Communications Inc., Class B, NVS	9,400	508,758
Shopify Inc., Class A(a)(b)	2,306	388,366
SmartCentres Real Estate Investment Trust	1,350	34,231
Thomson Reuters Corp.	6,350	332,223
Toronto-Dominion Bank (The)	28,629	1,613,147
WSP Global Inc.	2,300	118,109

		9,409,446

Security	Shares	Value

Denmark — 1.4%
Carlsberg A/S, Class B	2,400	$274,933
Chr Hansen Holding A/S	3,400	322,919
Coloplast A/S, Class B	3,350	306,431
DSV A/S	4,756	379,638
Novozymes A/S, Class B	4,600	192,359
Orsted A/S(c)	4,700	338,763
Tryg A/S	2,138	54,642
William Demant Holding A/S(a)	1,706	53,905

		1,923,590
Finland — 1.4%
Elisa OYJ	2,300	96,460
Fortum OYJ	7,600	172,843
Neste OYJ	4,400	404,609
Nokia OYJ	129,300	817,196
Orion OYJ, Class B	2,400	84,902
UPM-Kymmene OYJ	10,050	291,295

		1,867,305
France — 11.7%
Aeroports de Paris, NVS	910	174,587
Airbus SE	12,609	1,450,002
Alstom SA, NVS	3,526	142,335
Capgemini SE	2,550	282,300
Dassault Aviation SA, NVS	50	74,642
Dassault Systemes SE, NVS	3,750	471,387
Edenred, NVS	8,000	325,325
Electricite de France SA, NVS	19,550	323,703
EssilorLuxottica SA, NVS	7,694	976,871
Hermes International, NVS	650	391,120
Ipsen SA, NVS	817	103,121
Kering SA, NVS	1,149	576,808
LVMH Moet Hennessy Louis Vuitton SE, NVS	4,350	1,396,346
Pernod Ricard SA, NVS	4,000	665,521
Safran SA, NVS	12,301	1,616,142
Sanofi, NVS	31,600	2,749,188
Sartorius Stedim Biotech, NVS	1,300	143,649
SCOR SE	5,450	229,632
SES SA	15,200	310,803
Teleperformance, NVS	1,650	284,562
Thales SA, NVS	3,650	404,830
TOTAL SA, NVS	50,200	2,763,742
Ubisoft Entertainment SA, NVS(a)	1,750	155,623

		16,012,239
Germany — 4.3%
adidas AG	4,050	965,217
Aroundtown SA	26,400	233,859
Deutsche Boerse AG	5,400	720,312
Deutsche Wohnen SE	8,900	445,154
Hannover Rueck SE	1,500	216,696
Merck KGaA	3,800	399,317
MTU Aero Engines AG	2,500	539,875
Puma SE	250	139,559
QIAGEN NV(a)	6,600	243,856
Siemens Healthineers AG(a)(c)	4,650	183,679
Symrise AG	3,650	304,063
Uniper SE	3,400	98,587
Vonovia SE	9,450	475,049
Wirecard AG	5,749	954,541

		5,919,764

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 1.3%
CLP Holdings Ltd.	50,000	$578,906
Dairy Farm International Holdings Ltd.	10,000	90,300
HKT Trust & HKT Ltd.	100,000	147,323
Hong Kong & China Gas Co. Ltd.	250,500	543,351
Link REIT	29,500	323,320
Swire Pacific Ltd., Class A	8,500	100,418

		1,783,618
Ireland — 0.5%
Kerry Group PLC, Class A	3,850	394,278
Kingspan Group PLC	3,150	129,037
Smurfit Kappa Group PLC	3,150	91,012

		614,327
Israel — 1.3%
Bank Leumi Le-Israel BM	52,233	344,889
Check Point Software Technologies Ltd.(a)	2,900	324,568
Israel Chemicals Ltd.	30,600	177,288
Nice Ltd.(a)	2,600	286,317
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	28,450	564,732
Wix.com Ltd.(a)	1,250	136,688

		1,834,482
Italy — 1.1%
Davide Campari-Milano SpA, NVS	12,750	114,772
Eni SpA	53,000	900,424
Ferrari NV	2,250	280,379
Moncler SpA	3,200	120,804
Tenaris SA	7,100	89,331

		1,505,710
Japan — 20.7%
Aeon Co. Ltd.	25,000	507,328
Alfresa Holdings Corp.	5,000	137,692
Asahi Intecc Co. Ltd.	5,000	216,852
Asahi Kasei Corp.	15,000	164,293
Astellas Pharma Inc.	55,000	813,402
Bandai Namco Holdings Inc.	5,000	220,298
Chubu Electric Power Co. Inc.	10,000	157,999
Chugai Pharmaceutical Co. Ltd.	6,300	371,644
Chugoku Electric Power Co. Inc. (The)	10,000	136,635
CyberAgent Inc.	1,800	57,888
Daiichi Sankyo Co. Ltd.	26,400	913,799
Don Quijote Holdings Co. Ltd.	5,000	290,821
Eisai Co. Ltd.	10,000	773,592
Electric Power Development Co. Ltd.	5,000	124,828
FamilyMart UNY Holdings Co. Ltd.	3,900	455,830
Fast Retailing Co. Ltd.	2,100	961,527
FUJIFILM Holdings Corp.	10,000	428,650
Hakuhodo DY Holdings Inc.	10,000	153,450
Hoya Corp.	10,000	578,701
Idemitsu Kosan Co. Ltd.	5,000	176,192
IHI Corp.	5,000	157,815
Inpex Corp.	15,000	144,101
Isetan Mitsukoshi Holdings Ltd.	10,000	102,729
ITOCHU Corp.	25,000	457,480
JGC Corp.	5,000	76,266
JXTG Holdings Inc.	95,000	517,991
Kakaku.com Inc.	5,000	87,476
Kansai Electric Power Co. Inc. (The)	20,000	303,960
Kao Corp.	10,000	704,953
Keihan Holdings Co. Ltd.	5,000	206,055
Keio Corp.	5,000	287,145

Security	Shares	Value

Japan (continued)
Kikkoman Corp.	6,600	$349,922
Konica Minolta Inc.	10,000	100,432
M3 Inc.	5,000	71,901
Marubeni Corp.	45,000	350,060
Marui Group Co. Ltd.	5,000	101,351
Medipal Holdings Corp.	5,000	115,317
Mitsubishi Corp.	35,000	1,023,017
Mitsui & Co. Ltd.	30,000	488,606
MonotaRO Co. Ltd.	5,000	106,267
Murata Manufacturing Co. Ltd.	5,000	708,444
Nagoya Railroad Co. Ltd.	3,400	89,975
NEC Corp.	5,400	181,108
Nippon Building Fund Inc.	50	323,440
Nissan Chemical Corp.	5,000	265,552
Nisshin Seifun Group Inc.	5,000	100,662
NTT Data Corp.	20,000	238,170
Obic Co. Ltd.	5,000	472,296
Odakyu Electric Railway Co. Ltd.	5,000	112,331
Oji Holdings Corp.	20,000	115,593
Oriental Land Co. Ltd./Japan	5,000	511,348
Otsuka Holdings Co. Ltd.	6,400	261,869
Recruit Holdings Co. Ltd.	31,500	843,001
Ricoh Co. Ltd.	15,000	159,607
SBI Holdings Inc./Japan	10,000	212,993
Secom Co. Ltd.	5,000	418,129
Seibu Holdings Inc.	5,000	86,695
Seven & i Holdings Co. Ltd.	15,000	653,175
SG Holdings Co. Ltd.	5,000	134,016
Shimadzu Corp.	5,000	114,628
Shionogi & Co. Ltd.	10,000	614,353
Shiseido Co. Ltd.	11,500	684,209
Showa Denko KK	5,000	167,233
Showa Shell Sekiyu KK	10,000	148,856
Sony Corp.	42,200	2,119,888
Sony Financial Holdings Inc.	5,000	94,781
Sumitomo Corp.	15,000	231,760
Sumitomo Dainippon Pharma Co. Ltd.	5,500	128,669
Sumitomo Realty & Development Co. Ltd.	5,000	190,802
Suzuken Co. Ltd./Aichi Japan	5,000	261,876
Suzuki Motor Corp.	5,000	260,682
Taiyo Nippon Sanso Corp.	5,000	79,022
TDK Corp.	5,000	393,733
Terumo Corp.	10,000	570,431
Toho Gas Co. Ltd.	1,500	64,160
Tokio Marine Holdings Inc.	15,000	732,151
Tokyo Electric Power Co. Holdings Inc.(a)	40,000	245,888
Tokyu Corp.	10,000	170,909
Toshiba Corp.	15,000	473,445
Toyo Seikan Group Holdings Ltd.	5,000	112,377
Trend Micro Inc./Japan(a)	500	26,555
Unicharm Corp.	10,000	308,187
United Urban Investment Corp.	100	159,607
Welcia Holdings Co. Ltd.	600	22,714
Yamaha Corp.	5,000	218,690
Yamato Holdings Co. Ltd.	10,000	266,149
Yokogawa Electric Corp.	5,000	92,897

		28,237,321
Netherlands — 2.4%
Aegon NV	30,500	156,857
ASML Holding NV	6,121	1,076,147

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	35,950	$949,594
Koninklijke DSM NV	2,570	240,575
NN Group NV	5,750	243,592
Wolters Kluwer NV	9,568	597,246

		3,264,011
New Zealand — 0.5%
a2 Milk Co. Ltd.(a)	12,427	109,035
Auckland International Airport Ltd.	23,950	122,096
Fisher & Paykel Healthcare Corp. Ltd.	12,320	107,327
Meridian Energy Ltd.	7,650	18,677
Ryman Healthcare Ltd.	16,356	118,891
Spark New Zealand Ltd.	59,500	167,347

		643,373
Norway — 1.0%
Aker BP ASA	3,300	110,007
Equinor ASA	37,450	857,169
Mowi ASA(a)	15,730	346,588
Schibsted ASA, Class B	3,550	112,735

		1,426,499
Portugal — 0.1%
Galp Energia SGPS SA	7,820	122,437

Spain — 1.1%
Amadeus IT Group SA	16,810	1,224,442
Naturgy Energy Group SA	9,450	264,037

		1,488,479
Sweden — 2.4%
Alfa Laval AB	7,316	165,610
Hexagon AB, Class B	3,300	161,074
ICA Gruppen AB(b)	2,500	87,872
Lundin Petroleum AB	6,650	212,791
Securitas AB, Class B	8,700	139,675
Skandinaviska Enskilda Banken AB, Class A	38,500	403,415
Swedbank AB, Class A	20,100	455,665
Swedish Match AB	8,550	382,457
Tele2 AB, Class B	6,520	81,363
Telefonaktiebolaget LM Ericsson, Class B	112,450	998,810
Telia Co. AB	50,050	217,853

		3,306,585
Switzerland — 16.9%
Barry Callebaut AG, Registered	100	170,346
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	50	318,768
Chocoladefabriken Lindt & Spruengli AG, Registered	2	147,163
Givaudan SA, Registered	300	728,152
Lonza Group AG, Registered	3,000	791,957
Nestle SA, Registered	80,140	6,982,463
Novartis AG, Registered	67,200	5,859,087
Partners Group Holding AG	360	247,657
Roche Holding AG, NVS	19,878	5,288,578
Sika AG, Registered	3,065	404,712
Straumann Holding AG, Registered	177	128,544
Swiss Life Holding AG, Registered	1,000	412,559
Swiss Re AG	4,250	407,736
Temenos AG, Registered	1,650	222,694
Vifor Pharma AG	850	108,210
Zurich Insurance Group AG	2,804	880,966

		23,099,592

Security	Shares	Value

United Kingdom — 15.4%
Ashtead Group PLC	7,108	$180,319
AstraZeneca PLC	39,750	2,892,636
Auto Trader Group PLC(c)	27,500	165,319
BP PLC	470,050	3,215,921
Bunzl PLC	7,100	224,153
Coca-Cola European Partners PLC(a)	7,550	359,229
Croda International PLC	3,720	235,914
Diageo PLC	54,350	2,074,419
Experian PLC	25,800	648,906
Ferguson PLC	3,101	207,795
GlaxoSmithKline PLC	118,850	2,309,473
Hargreaves Lansdown PLC	7,250	155,739
J Sainsbury PLC	47,200	177,079
John Wood Group PLC	17,500	124,586
London Stock Exchange Group PLC	6,900	415,618
Meggitt PLC	17,450	118,400
Next PLC	2,750	175,340
NMC Health PLC	2,300	77,938
Pearson PLC	21,150	252,065
Reckitt Benckiser Group PLC	13,948	1,075,737
Royal Dutch Shell PLC, Class A	82,960	2,577,645
Royal Dutch Shell PLC, Class B	68,600	2,137,332
Segro PLC	28,879	245,788
Tesco PLC	177,600	521,215
Whitbread PLC	4,700	302,145
Wm Morrison Supermarkets PLC	50,000	154,072

		21,024,783

Total Common Stocks — 99.6% (Cost: $133,769,193)		136,147,909

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	1,150	172,731

Total Preferred Stocks — 0.1% (Cost: $168,236)		172,731

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	856,680	856,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	39,937	39,937

		896,874

Total Short-Term Investments — 0.7% (Cost: $896,714)		896,874

Total Investments in Securities — 100.4% (Cost: $134,834,143)		137,217,514

Other Assets, Less Liabilities — (0.4)%		(531,253)

Net Assets — 100.0%		$136,686,261

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2019

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	625,910	230,770	856,680	$856,937	$13,684	(b)	$11		$116
BlackRock Cash Funds: Treasury, SL Agency Shares	36,826	3,111	39,937	39,937	2,021		—		—

				$896,874	$15,705		$11		$116

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$136,147,909	$—	$—	$136,147,909
Preferred Stocks	172,731	—	—	172,731
Money Market Funds	896,874	—	—	896,874

	$137,217,514	$—	$—	$137,217,514

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
AGL Energy Ltd.	49,698	$776,203
Aristocrat Leisure Ltd.	74,251	1,333,471
ASX Ltd.	31,303	1,454,154
Brambles Ltd.	173,476	1,345,854
Coca-Cola Amatil Ltd.	29,304	179,483
Cochlear Ltd.	5,944	838,295
CSL Ltd.	35,861	5,091,548
Dexus	150,688	1,261,355
Domino’s Pizza Enterprises Ltd.	6,946	230,443
Flight Centre Travel Group Ltd.	5,742	180,157
Goodman Group	173,473	1,474,848
GPT Group (The)	214,459	906,962
Insurance Australia Group Ltd.(a)	351,060	1,814,865
LendLease Group	67,143	598,748
Medibank Pvt Ltd.	532,829	1,017,902
Mirvac Group	407,496	713,102
REA Group Ltd.	9,724	536,874
Rio Tinto Ltd.	41,212	2,615,829
Scentre Group	734,011	2,124,760
Telstra Corp. Ltd.	617,980	1,401,366
Washington H Soul Pattinson & Co. Ltd.	23,166	444,415
Woodside Petroleum Ltd.	133,672	3,345,065

		29,685,699
Austria — 0.2%
OMV AG	20,803	1,035,975
Verbund AG	5,148	263,574

		1,299,549
Belgium — 0.1%
Colruyt SA	4,756	342,389
Proximus SADP	17,926	481,525

		823,914
Canada — 7.0%
Cameco Corp.	51,287	621,708
Canadian Imperial Bank of Commerce	49,111	4,166,189
Canadian National Railway Co.	76,436	6,381,792
Canadian Pacific Railway Ltd.	13,069	2,679,976
CCL Industries Inc., Class B, NVS	14,855	626,641
CGI Group Inc.(a)	18,024	1,192,222
CI Financial Corp.	57,433	773,616
Constellation Software Inc./Canada	2,380	1,777,108
Gildan Activewear Inc.	18,018	610,112
Great-West Lifeco Inc.	45,158	969,661
IA Financial Corp Inc.(a)	15,254	566,929
IGM Financial Inc.	8,141	209,398
Imperial Oil Ltd.	34,473	978,568
Intact Financial Corp.	18,244	1,442,794
Inter Pipeline Ltd.	63,786	1,025,783
Keyera Corp.	38,420	816,787
Magna International Inc.	36,250	1,919,459
Manulife Financial Corp.	217,228	3,491,726
Metro Inc.	16,245	590,896
Pembina Pipeline Corp.	75,446	2,689,699
Power Financial Corp.	22,798	468,007
PrairieSky Royalty Ltd.	27,732	400,787
Saputo Inc.	16,243	476,418
Sun Life Financial Inc.	80,012	2,887,816

Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	6,339	$377,791

		38,141,883
Denmark — 2.9%
Chr Hansen Holding A/S	12,489	1,186,156
Coloplast A/S, Class B	12,079	1,104,892
DSV A/S	19,617	1,565,887
Novo Nordisk A/S, Class B	191,289	8,942,832
Novozymes A/S, Class B	34,467	1,441,312
Pandora A/S	15,858	688,238
Tryg A/S	21,193	541,640
William Demant Holding A/S(a)	7,724	244,057

		15,715,014
Finland — 2.0%
Elisa OYJ	26,967	1,130,977
Fortum OYJ	33,682	766,011
Kone OYJ, Class B	57,440	2,793,904
Nokian Renkaat OYJ	11,886	395,792
Orion OYJ, Class B	9,517	336,672
Sampo OYJ, Class A	70,489	3,232,876
UPM-Kymmene OYJ	48,713	1,411,926
Wartsila OYJ Abp	45,946	749,952

		10,818,110
France — 9.6%
Amundi SA(b)	8,328	479,709
AXA SA, NVS	232,858	5,409,319
Bureau Veritas SA, NVS	24,362	542,311
Faurecia SA, NVS	6,552	286,890
Hermes International, NVS	4,950	2,978,527
Ipsen SA, NVS	2,376	299,897
Kering SA, NVS	8,514	4,274,106
Legrand SA	23,382	1,388,704
L’Oreal SA	18,612	4,486,965
LVMH Moet Hennessy Louis Vuitton SE, NVS	27,918	8,961,651
SCOR SE	16,436	692,520
Societe BIC SA, NVS	2,577	258,883
Sodexo SA, NVS	7,746	808,821
Thales SA, NVS	10,898	1,208,724
TOTAL SA, NVS	375,034	20,647,358

		52,724,385
Germany — 9.3%
adidas AG	23,171	5,522,235
Allianz SE, Registered	55,441	11,763,825
BASF SE	87,736	6,424,928
Beiersdorf AG	6,749	676,063
Continental AG	10,912	1,723,511
Covestro AG(b)	31,488	1,740,786
Deutsche Post AG, Registered	97,642	2,886,132
E.ON SE	171,693	1,907,048
Hannover Rueck SE	8,525	1,231,555
Henkel AG & Co. KGaA	7,327	673,009
HOCHTIEF AG	1,980	296,490
HUGO BOSS AG	9,516	683,974
MTU Aero Engines AG	4,968	1,072,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	14,872	3,319,117
ProSiebenSat.1 Media SE	33,086	593,385
RTL Group SA	7,747	424,553
SAP SE	73,279	7,588,577
Siemens Healthineers AG(a)(b)	8,737	345,120

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Symrise AG	9,121	$759,823
TUI AG	60,198	913,823

		50,546,794

Hong Kong — 8.2%
AIA Group Ltd.	1,980,000	17,789,644
ASM Pacific Technology Ltd.	40,000	429,480
CK Infrastructure Holdings Ltd.	101,000	815,419
CLP Holdings Ltd.	113,500	1,314,116
Dairy Farm International Holdings Ltd.	39,600	357,588
Galaxy Entertainment Group Ltd.	200,000	1,376,375
Hang Seng Bank Ltd.	118,800	2,719,166
Henderson Land Development Co. Ltd.	198,392	1,123,851
Hong Kong & China Gas Co. Ltd.	990,898	2,149,322
Hong Kong Exchanges & Clearing Ltd.	213,100	6,626,531
Hongkong Land Holdings Ltd.	138,600	993,762
Link REIT	198,000	2,170,084
Minth Group Ltd.	8,000	27,834
Power Assets Holdings Ltd.	100,000	672,257
Sands China Ltd.	320,000	1,521,149
Sino Land Co. Ltd.	396,000	709,567
Sun Hung Kai Properties Ltd.	125,000	2,090,051
Swire Properties Ltd.	158,400	615,698
Techtronic Industries Co. Ltd.	200,500	1,161,345

		44,663,239

Ireland — 0.3%
Kerry Group PLC, Class A	10,514	1,076,737
Kingspan Group PLC	13,464	551,539
Ryanair Holdings PLC, ADR, NVS(a)	2,593	184,103

		1,812,379

Israel — 0.5%
Bank Leumi Le-Israel BM	165,917	1,095,534
Check Point Software Technologies Ltd.(a)	13,662	1,529,051
Elbit Systems Ltd.	2,204	272,493

		2,897,078

Italy — 0.9%
Assicurazioni Generali SpA	134,462	2,359,841
Moncler SpA	28,722	1,084,287
Recordati SpA	9,316	338,220
Snam SpA	289,305	1,384,285

		5,166,633

Japan — 11.4%
ABC-Mart Inc.	100	5,734
Asahi Kasei Corp.	118,800	1,301,200
Calbee Inc.	100	3,207
Daicel Corp.	20,000	209,501
Daifuku Co. Ltd.	19,800	989,727
Daito Trust Construction Co. Ltd.	14,400	2,003,933
Daiwa House Industry Co. Ltd.	79,200	2,566,741
Disco Corp.	500	73,877
Fujitsu Ltd.	19,800	1,325,215
Hoshizaki Corp.	2,400	170,247
Hoya Corp.	19,800	1,145,827
Inpex Corp.	119,300	1,146,082
Japan Airlines Co. Ltd.	19,800	721,191
Japan Exchange Group Inc.	80,000	1,404,760
Japan Tobacco Inc.	79,200	2,001,286
JSR Corp.	20,000	322,705
Kakaku.com Inc.	39,800	696,308
Kao Corp.	40,000	2,819,811

Security	Shares	Value

Japan (continued)
KDDI Corp.	237,600	$5,944,912
Keyence Corp.	6,600	3,387,632
Koito Manufacturing Co. Ltd.	19,800	1,188,036
Kose Corp.	1,000	146,926
Kuraray Co. Ltd.	19,800	304,014
Lion Corp.	19,800	411,719
M3 Inc.	39,600	569,457
MISUMI Group Inc.	20,000	455,757
MonotaRO Co. Ltd.	19,800	420,816
MS&AD Insurance Group Holdings Inc.	40,300	1,197,558
Nabtesco Corp.	600	15,806
Nexon Co. Ltd.(a)	59,400	907,129
Nissan Chemical Corp.	19,800	1,051,585
Nitori Holdings Co. Ltd.	6,500	845,723
Nitto Denko Corp.	19,800	1,117,082
NTT DOCOMO Inc.	178,200	4,266,288
Oracle Corp. Japan	1,300	94,606
Osaka Gas Co. Ltd.	19,800	390,615
Pigeon Corp.	19,800	771,405
Recruit Holdings Co. Ltd.	100,000	2,676,192
Ryohin Keikaku Co. Ltd.	800	188,919
Seven Bank Ltd.	100,000	297,712
Shin-Etsu Chemical Co. Ltd.	39,600	3,338,873
Shionogi & Co. Ltd.	19,800	1,216,418
Showa Shell Sekiyu KK	39,600	589,470
SMC Corp./Japan	4,300	1,411,734
Sompo Holdings Inc.	39,600	1,486,774
Sony Financial Holdings Inc.	20,000	379,123
Sysmex Corp.	6,200	344,495
T&D Holdings Inc.	60,000	742,350
Taisei Corp.	19,800	929,689
Tokyo Gas Co. Ltd.	39,600	1,040,123
Tosoh Corp.	20,300	287,815
Trend Micro Inc./Japan(a)	19,800	1,051,585
Unicharm Corp.	20,000	616,374
USS Co. Ltd.	19,800	346,405
Yahoo Japan Corp.	376,200	1,012,833
Yamaguchi Financial Group Inc.	39,600	402,804
Yaskawa Electric Corp.	19,800	556,722
ZOZO Inc.	39,600	797,967

		62,108,795

Netherlands — 3.0%
ASML Holding NV	34,284	6,027,546
Koninklijke Vopak NV	10,112	515,290
Randstad NV	11,317	546,827
Unilever NV, CVA	129,119	6,910,809
Wolters Kluwer NV	36,648	2,287,614

		16,288,086

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	47,536	414,116
Meridian Energy Ltd.	98,414	240,275
Ryman Healthcare Ltd.	25,562	185,808
Spark New Zealand Ltd.	279,181	785,210

		1,625,409

Norway — 0.7%
Aker BP ASA	14,058	468,628
Gjensidige Forsikring ASA	30,124	519,620
Mowi ASA(a)	25,302	557,494

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Telenor ASA	106,722	$2,019,527

		3,565,269

Portugal — 0.4%
Galp Energia SGPS SA	106,543	1,668,138
Jeronimo Martins SGPS SA	23,376	331,798

		1,999,936

Singapore — 0.9%
ComfortDelGro Corp. Ltd.	160,900	278,806
SATS Ltd.	80,000	287,956
Singapore Exchange Ltd.	189,400	1,076,128
Singapore Technologies Engineering Ltd.	200,200	553,857
Singapore Telecommunications Ltd.	990,200	2,223,928
Venture Corp. Ltd.	19,800	239,429

		4,660,104

Spain — 2.6%
Amadeus IT Group SA	56,234	4,096,090
Enagas SA	2,055	59,964
Endesa SA	39,212	981,765
Iberdrola SA	429,080	3,544,903
Iberdrola SA, New	2,663	21,999
Industria de Diseno Textil SA	167,914	4,691,584
Mapfre SA	186,924	520,772
Red Electrica Corp. SA	8,256	190,414

		14,107,491

Sweden — 2.8%
Assa Abloy AB, Class B	86,342	1,605,686
Atlas Copco AB, Class A	108,322	2,819,623
Atlas Copco AB, Class B	59,227	1,414,679
Boliden AB	35,450	884,756
Electrolux AB, Series B	19,619	463,409
Epiroc AB, Class A(a)	90,898	871,078
Epiroc AB, Class B(a)	48,733	435,822
Hennes & Mauritz AB, Class B	110,706	1,720,441
Investor AB, Class B	48,931	2,147,669
L E Lundbergforetagen AB, Class B	8,147	251,238
Sandvik AB	109,112	1,740,292
Skanska AB, Class B	29,129	509,188
SKF AB, Class B	35,857	601,828

		15,465,709

Switzerland — 11.8%
ABB Ltd., Registered	155,443	2,969,884
Adecco Group AG, Registered	16,435	823,821
Baloise Holding AG, Registered	5,956	922,727
EMS-Chemie Holding AG, Registered	1,386	692,930
Geberit AG, Registered	5,746	2,247,780
Givaudan SA, Registered	1,011	2,453,874
Kuehne + Nagel International AG, Registered	9,512	1,288,593
Nestle SA, Registered	199,595	17,390,376
Partners Group Holding AG	4,158	2,860,433
Roche Holding AG, NVS	62,172	16,540,973
Schindler Holding AG, Participation Certificates, NVS	6,143	1,306,494
Schindler Holding AG, Registered	2,190	462,679
SGS SA, Registered	792	1,911,944
Sika AG, Registered	22,580	2,981,534
Swiss Life Holding AG, Registered	3,768	1,554,523
Swisscom AG, Registered	3,175	1,523,334
Temenos AG, Registered	6,365	859,060

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	18,443	$5,794,459

		64,585,418

United Kingdom — 19.2%
3i Group PLC	177,422	1,982,880
Admiral Group PLC	47,942	1,306,083
Ashtead Group PLC	50,517	1,281,538
Associated British Foods PLC	20,593	646,887
AstraZeneca PLC	100,015	7,278,162
Babcock International Group PLC	16,860	117,723
BAE Systems PLC	333,837	2,247,549
Berkeley Group Holdings PLC	18,615	919,001
BT Group PLC	1,214,154	3,711,798
Bunzl PLC	36,446	1,150,630
Burberry Group PLC	57,648	1,366,133
Centrica PLC	373,232	669,681
Compass Group PLC	173,071	3,712,099
Croda International PLC	18,041	1,144,122
Diageo PLC	217,434	8,298,975
Direct Line Insurance Group PLC	199,006	881,422
easyJet PLC	13,662	227,162
Experian PLC	112,669	2,833,784
Ferguson PLC	28,344	1,899,304
GlaxoSmithKline PLC	573,804	11,150,062
Hargreaves Lansdown PLC	71,682	1,539,823
Imperial Brands PLC	68,329	2,269,556
Intertek Group PLC	21,995	1,420,048
ITV PLC	643,112	1,093,854
Johnson Matthey PLC	20,207	808,869
Legal & General Group PLC	891,401	3,041,708
London Stock Exchange Group PLC	47,351	2,852,162
Mondi PLC	47,153	1,140,994
National Grid PLC	229,109	2,487,000
Next PLC	13,664	871,215
Persimmon PLC	49,921	1,559,629
Prudential PLC	298,807	5,838,991
RELX PLC	203,554	4,515,859
Rio Tinto PLC	130,685	7,198,715
Rolls-Royce Holdings PLC	249,282	2,900,107
Sage Group PLC (The)	108,912	896,860
Schroders PLC	23,579	809,854
Smith & Nephew PLC	49,324	931,075
Smiths Group PLC	31,104	591,028
SSE PLC	103,368	1,590,913
St. James’s Place PLC	76,628	945,507
Taylor Wimpey PLC	340,170	739,008
Unilever PLC	99,031	5,190,622
Whitbread PLC	17,047	1,095,884

		105,154,276

Total Common Stocks — 99.5% (Cost: $533,119,720)		543,855,170

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	9,110	427,748

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	11,882	$1,157,253

		1,585,001

Total Preferred Stocks — 0.3% (Cost: $1,763,184)		1,585,001

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	543,511	543,511

Total Short-Term Investments — 0.1% (Cost: $543,511)		543,511

Total Investments in Securities — 99.9% (Cost: $535,426,415)		545,983,682

Other Assets, Less Liabilities — 0.1%		359,231

Net Assets — 100.0%		$546,342,913

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	23,363	(23,363)	—	$—	$2,649	(b)	$(9)	$(4)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,002	536,509	543,511	543,511	2,465		—	—

				$543,511	$5,114		$(9)	$(4)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$543,833,171	$21,999	$—	$543,855,170
Preferred Stocks	1,585,001	—	—	1,585,001
Money Market Funds	543,511	—	—	543,511

	$545,961,683	$21,999	$—	$545,983,682

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	457	$7,138
Alumina Ltd.	2,783	4,931
Amcor Ltd./Australia	662	6,589
AMP Ltd.	3,842	6,331
APA Group	902	6,038
Aristocrat Leisure Ltd.	329	5,908
ASX Ltd.	232	10,777
Aurizon Holdings Ltd.	1,651	5,297
AusNet Services	3,887	4,676
Australia & New Zealand Banking Group Ltd.	273	4,982
Bank of Queensland Ltd.	555	4,116
Bendigo & Adelaide Bank Ltd.	560	4,402
BHP Group Ltd.	191	4,851
BHP Group PLC	88	1,957
BlueScope Steel Ltd.	567	5,147
Boral Ltd.	1,343	4,847
Brambles Ltd.	688	5,338
Caltex Australia Ltd.	234	4,579
Challenger Ltd./Australia	603	3,183
CIMIC Group Ltd.	124	4,051
Coca-Cola Amatil Ltd.	763	4,673
Cochlear Ltd.	51	7,193
Coles Group Ltd.(a)	283	2,581
Commonwealth Bank of Australia	142	7,238
Computershare Ltd.	494	6,401
Crown Resorts Ltd.	375	3,267
CSL Ltd.	65	9,229
Dexus	652	5,458
Domino’s Pizza Enterprises Ltd.(b)	131	4,346
Flight Centre Travel Group Ltd.	127	3,985
Fortescue Metals Group Ltd.	1,887	7,774
Goodman Group	1,332	11,325
Harvey Norman Holdings Ltd.	1,745	4,288
Incitec Pivot Ltd.	1,521	3,671
Insurance Australia Group Ltd.(a)	1,517	7,842
James Hardie Industries PLC	431	4,818
LendLease Group	517	4,610
Macquarie Group Ltd.	92	7,814
Medibank Pvt Ltd.	2,100	4,012
Mirvac Group	3,232	5,656
National Australia Bank Ltd.	290	5,045
Newcrest Mining Ltd.	236	4,207
Oil Search Ltd.	531	3,024
Orica Ltd.	265	3,314
Origin Energy Ltd.(a)	750	3,916
QBE Insurance Group Ltd.	628	4,913
Ramsay Health Care Ltd.	138	5,707
REA Group Ltd.	128	7,067
Rio Tinto Ltd.	61	3,872
Santos Ltd.	1,294	6,105
Seek Ltd.	351	4,348
Sonic Healthcare Ltd.	431	7,234
South32 Ltd.	2,180	5,611
Stockland	2,492	6,868
Suncorp Group Ltd.	778	7,363
Tabcorp Holdings Ltd.	1,786	6,056
Telstra Corp. Ltd.	2,733	6,197
TPG Telecom Ltd.	911	4,643

Security	Shares	Value

Australia (continued)
Transurban Group	367	$3,257
Treasury Wine Estates Ltd.	386	4,348
Washington H Soul Pattinson & Co. Ltd.	149	2,858
Wesfarmers Ltd.	283	6,647
Westpac Banking Corp.	253	4,529
Woodside Petroleum Ltd.	199	4,980
Woolworths Group Ltd.	329	7,046
WorleyParsons Ltd.	613	6,204

		356,678
Austria — 0.5%
ANDRITZ AG	120	5,937
Erste Group Bank AG	89	3,104
OMV AG	81	4,034
Raiffeisen Bank International AG	134	3,549
Verbund AG	79	4,045
voestalpine AG	149	4,767

		25,436
Belgium — 1.1%
Ageas	143	6,659
Anheuser-Busch InBev SA/NV	42	3,210
Colruyt SA	136	9,791
Groupe Bruxelles Lambert SA	74	6,985
KBC Group NV	69	4,693
Proximus SADP	196	5,265
Solvay SA	33	3,600
Telenet Group Holding NV	126	5,844
UCB SA	53	4,600
Umicore SA	124	5,243

		55,890
Canada — 9.3%
Alimentation Couche-Tard Inc., Class B	154	8,370
AltaGas Ltd.	387	3,963
ARC Resources Ltd.	791	5,722
Aurora Cannabis Inc.(a)(b)	943	6,678
Barrick Gold Corp.	326	4,366
Barrick Gold Corp., New	337	4,462
Bausch Health Companies Inc.(a)	231	5,674
BCE Inc.	71	3,089
BlackBerry Ltd.(a)	562	4,528
Bombardier Inc., Class B(a)	3,626	5,494
Brookfield Asset Management Inc., Class A	224	9,644
CAE Inc.	360	7,653
Cameco Corp.	337	4,085
Canadian Imperial Bank of Commerce	123	10,434
Canadian National Railway Co.	89	7,431
Canadian Natural Resources Ltd.	143	3,840
Canadian Pacific Railway Ltd.	28	5,742
Canadian Tire Corp. Ltd., Class A, NVS	56	6,373
Canopy Growth Corp.(a)(b)	168	8,241
Cenovus Energy Inc.	736	5,750
CGI Group Inc.(a)	167	11,046
CI Financial Corp.	646	8,702
Constellation Software Inc./Canada	8	5,974
Dollarama Inc.	162	4,363
Emera Inc.	127	4,448
Empire Co. Ltd., Class A, NVS	188	4,229
Enbridge Inc.	195	7,129
Encana Corp.	917	6,298
Fairfax Financial Holdings Ltd.	9	4,260

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Finning International Inc.	209	$3,963
First Quantum Minerals Ltd.	867	10,041
Fortis Inc./Canada	289	10,312
Franco-Nevada Corp.	95	7,373
Gildan Activewear Inc.	174	5,892
Goldcorp Inc.	663	7,421
Husky Energy Inc.	272	3,229
IA Financial Corp Inc.(a)	164	6,095
IGM Financial Inc.	343	8,823
Imperial Oil Ltd.	201	5,706
Intact Financial Corp.	121	9,569
Keyera Corp.	267	5,676
Kinross Gold Corp.(a)	2,722	9,099
Lundin Mining Corp.	1,913	8,740
Magna International Inc.	101	5,348
Manulife Financial Corp.	289	4,645
Methanex Corp.	93	5,070
Metro Inc.	110	4,001
National Bank of Canada	196	9,223
Nutrien Ltd.	85	4,406
Onex Corp.	107	6,052
Open Text Corp.	186	6,615
Pembina Pipeline Corp.	232	8,271
Power Financial Corp.	453	9,299
PrairieSky Royalty Ltd.	389	5,622
Restaurant Brands International Inc.	86	5,393
RioCan REIT	272	5,163
Rogers Communications Inc., Class B, NVS	187	10,121
Royal Bank of Canada	134	10,205
Seven Generations Energy Ltd., Class A(a)	785	6,097
Shopify Inc., Class A(a)(b)	39	6,568
SmartCentres Real Estate Investment Trust	93	2,358
SNC-Lavalin Group Inc.	218	6,070
Stars Group Inc. (The)(a)	328	5,942
Sun Life Financial Inc.	178	6,424
Suncor Energy Inc.	175	5,647
Teck Resources Ltd., Class B	322	7,846
TELUS Corp.	279	9,777
Thomson Reuters Corp.	91	4,761
Toronto-Dominion Bank (The)	193	10,875
Tourmaline Oil Corp.	335	4,571
TransCanada Corp.	145	6,170
Turquoise Hill Resources Ltd.(a)	3,257	5,456
Vermilion Energy Inc.	178	4,364
West Fraser Timber Co. Ltd.	82	4,887

		477,174
Denmark — 1.7%
AP Moller - Maersk A/S, Class B, NVS	5	6,656
Carlsberg A/S, Class B	65	7,446
Chr Hansen Holding A/S	67	6,363
Coloplast A/S, Class B	76	6,952
Danske Bank A/S	308	5,704
DSV A/S	90	7,184
Genmab A/S(a)	26	3,785
H Lundbeck A/S	107	4,698
ISS A/S	90	2,548
Novo Nordisk A/S, Class B	76	3,553
Novozymes A/S, Class B	101	4,224
Orsted A/S(c)	80	5,766
Pandora A/S	97	4,210

Security	Shares	Value

Denmark (continued)
Tryg A/S	360	$9,201
William Demant Holding A/S(a)	219	6,920

		85,210
Finland — 1.2%
Elisa OYJ	204	8,556
Fortum OYJ	196	4,458
Kone OYJ, Class B	112	5,448
Metso OYJ	136	3,995
Neste OYJ	52	4,782
Nokia OYJ	832	5,258
Nokian Renkaat OYJ	119	3,963
Nordea Bank Abp	540	4,904
Orion OYJ, Class B	136	4,811
Sampo OYJ, Class A	48	2,201
Stora Enso OYJ, Class R	275	3,690
UPM-Kymmene OYJ	131	3,797
Wartsila OYJ Abp	255	4,162

		60,025
France — 7.9%
Accor SA, NVS	103	4,495
Aeroports de Paris, NVS	40	7,674
Air Liquide SA	55	6,686
Airbus SE	44	5,060
Alstom SA, NVS	145	5,853
Amundi SA(c)	63	3,629
Arkema SA, NVS	32	3,045
Atos SE	57	5,214
AXA SA, NVS	156	3,624
BioMerieux, NVS	66	4,673
Bollore SA, NVS	1,061	4,385
Bouygues SA, NVS	132	4,683
Capgemini SE	54	5,978
Carrefour SA, NVS	269	5,335
Casino Guichard Perrachon SA, NVS(b)	114	5,626
Cie. de Saint-Gobain, NVS	90	3,110
Cie. Generale des Etablissements Michelin SCA, NVS	45	4,897
CNP Assurances, NVS	225	5,122
Covivio	79	8,095
Credit Agricole SA	228	2,605
Danone SA, NVS	121	8,816
Dassault Aviation SA, NVS	3	4,478
Dassault Systemes SE, NVS	70	8,799
Edenred, NVS	132	5,368
Eiffage SA, NVS	57	5,358
Electricite de France SA, NVS	246	4,073
Engie SA	286	4,589
EssilorLuxottica SA, NVS	58	7,364
Eurazeo SE, NVS	94	7,000
Eurofins Scientific SE, NVS	8	3,228
Eutelsat Communications SA	217	4,606
Faurecia SA, NVS	156	6,831
Gecina SA	24	3,530
Getlink SE, NVS	380	5,572
Hermes International, NVS	15	9,026
ICADE	90	7,601
Iliad SA, NVS	42	4,824
Imerys SA, NVS	85	4,487
Ingenico Group SA, NVS	66	3,606
Ipsen SA, NVS	30	3,787

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
JCDecaux SA	150	$4,454
Kering SA, NVS	11	5,522
Klepierre SA	142	4,882
Legrand SA	101	5,999
L’Oreal SA	42	10,125
LVMH Moet Hennessy Louis Vuitton SE, NVS	20	6,420
Natixis SA	469	2,407
Orange SA, NVS	212	3,301
Pernod Ricard SA, NVS	43	7,154
Peugeot SA, NVS	196	4,946
Publicis Groupe SA, NVS	92	5,627
Renault SA, NVS	70	4,968
Rexel SA	348	3,977
Safran SA, NVS	55	7,226
Sanofi, NVS	40	3,480
Schneider Electric SE, NVS	64	4,559
SCOR SE	134	5,646
SEB SA, NVS	39	5,997
SES SA	209	4,274
Societe BIC SA, NVS	46	4,621
Societe Generale SA, NVS	66	2,055
Sodexo SA, NVS	54	5,639
STMicroelectronics NV	408	6,491
Suez	373	4,787
Teleperformance, NVS	39	6,726
Thales SA, NVS	67	7,431
TOTAL SA, NVS	73	4,019
Ubisoft Entertainment SA, NVS(a)	45	4,002
Unibail-Rodamco-Westfield	32	5,771
Unibail-Rodamco-Westfield, New(a)	24	4,328
Valeo SA, NVS	278	8,699
Veolia Environnement SA, NVS	267	5,643
Vinci SA	97	8,557
Vivendi SA, NVS	194	4,951
Wendel SA, NVS	52	6,355

		403,771
Germany — 5.6%
1&1 Drillisch AG(b)	93	3,872
adidas AG	20	4,767
Allianz SE, Registered	34	7,214
Axel Springer SE	122	7,475
BASF SE	50	3,662
Bayer AG, Registered	46	3,494
Bayerische Motoren Werke AG	55	4,636
Beiersdorf AG	91	9,116
Brenntag AG	114	5,396
Commerzbank AG(a)	558	4,009
Continental AG	30	4,738
Covestro AG(c)	108	5,971
Daimler AG, Registered	57	3,379
Delivery Hero SE(a)(c)	117	4,323
Deutsche Bank AG, Registered	655	5,822
Deutsche Boerse AG	52	6,936
Deutsche Lufthansa AG, Registered	179	4,531
Deutsche Post AG, Registered	153	4,522
Deutsche Telekom AG, Registered	136	2,214
Deutsche Wohnen SE	193	9,653
E.ON SE	369	4,099
Evonik Industries AG	158	4,326
Fraport AG Frankfurt Airport Services Worldwide	88	6,961

Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	77	$5,686
Fresenius SE & Co. KGaA	80	4,158
GEA Group AG	166	4,575
Hannover Rueck SE	58	8,379
HeidelbergCement AG	53	3,671
HOCHTIEF AG	37	5,541
HUGO BOSS AG	48	3,450
Infineon Technologies AG	327	7,285
Innogy SE(a)	55	2,360
KION Group AG	87	5,033
LANXESS AG	54	2,975
METRO AG	313	5,303
MTU Aero Engines AG	33	7,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36	8,034
OSRAM Licht AG	163	6,941
ProSiebenSat.1 Media SE	246	4,412
Puma SE	7	3,908
QIAGEN NV(a)	145	5,357
RTL Group SA	88	4,823
RWE AG	148	3,675
SAP SE	86	8,906
Siemens AG, Registered	39	4,286
Siemens Healthineers AG(a)(c)	105	4,148
Symrise AG	112	9,330
Telefonica Deutschland Holding AG	1,271	4,463
thyssenkrupp AG(b)	278	4,935
TUI AG	329	4,994
United Internet AG, Registered(d)	124	4,922
Vonovia SE	149	7,490
Wirecard AG	27	4,483
Zalando SE(a)(c)	159	4,862

		286,627
Hong Kong — 4.9%
AIA Group Ltd.	1,000	8,985
ASM Pacific Technology Ltd.	500	5,368
Bank of East Asia Ltd. (The)	1,600	5,373
BeiGene Ltd., ADR(a)(b)	41	5,309
BOC Hong Kong Holdings Ltd.	1,500	5,754
CK Asset Holdings Ltd.	1,000	8,379
CK Hutchison Holdings Ltd.	500	5,031
CK Infrastructure Holdings Ltd.	500	4,037
CLP Holdings Ltd.	500	5,789
Dairy Farm International Holdings Ltd.	500	4,515
Hang Lung Group Ltd.	2,000	5,862
Hang Lung Properties Ltd.	2,000	4,358
Hang Seng Bank Ltd.	300	6,867
Henderson Land Development Co. Ltd.	1,331	7,540
HK Electric Investments & HK Electric Investments Ltd.	10,000	10,183
HKT Trust & HKT Ltd.	7,000	10,313
Hong Kong & China Gas Co. Ltd.	5,196	11,270
Hongkong Land Holdings Ltd.	500	3,585
Hysan Development Co. Ltd.	2,000	10,374
Jardine Matheson Holdings Ltd.	100	6,682
Kerry Properties Ltd.	1,500	6,194
Link REIT	1,000	10,960
Melco Resorts & Entertainment Ltd., ADR	369	7,963
MGM China Holdings Ltd.	3,600	6,918
Minth Group Ltd.	2,000	6,958
New World Development Co. Ltd.	5,000	7,838

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
NWS Holdings Ltd.	3,000	$6,867
Sands China Ltd.	800	3,803
Shangri-La Asia Ltd.	2,000	2,595
SJM Holdings Ltd.	6,000	6,285
Swire Pacific Ltd., Class A	500	5,907
Swire Properties Ltd.	2,200	8,551
Techtronic Industries Co. Ltd.	1,000	5,792
WH Group Ltd.(c)	5,000	4,282
Wharf Holdings Ltd. (The)	1,000	3,014
Wharf Real Estate Investment Co. Ltd.	1,000	6,818
Wheelock & Co. Ltd.	1,000	6,398
Wynn Macau Ltd.	2,400	5,824
Yue Yuen Industrial Holdings Ltd.	1,500	5,123

		253,664
Ireland — 0.7%
AIB Group PLC	1,243	5,562
Bank of Ireland Group PLC	754	4,525
CRH PLC	152	4,378
Kerry Group PLC, Class A	97	9,934
Paddy Power Betfair PLC	47	3,853
Ryanair Holdings PLC, ADR, NVS(a)	27	1,917
Smurfit Kappa Group PLC	148	4,276

		34,445
Israel — 1.2%
Azrieli Group Ltd.	66	3,513
Bank Hapoalim BM	1,151	7,790
Bank Leumi Le-Israel BM	1,347	8,894
Bezeq The Israeli Telecommunication Corp. Ltd.	2,969	2,381
Check Point Software Technologies Ltd.(a)	56	6,268
Elbit Systems Ltd.	45	5,564
Israel Chemicals Ltd.	496	2,874
Mizrahi Tefahot Bank Ltd.	384	7,135
Nice Ltd.(a)	69	7,598
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	165	3,275
Wix.com Ltd.(a)	52	5,686

		60,978
Italy — 2.0%
Assicurazioni Generali SpA	267	4,686
Atlantia SpA	235	5,566
CNH Industrial NV	506	4,972
Davide Campari-Milano SpA, NVS	950	8,552
Enel SpA	1,649	9,964
Eni SpA	286	4,859
Fiat Chrysler Automobiles NV(a)	315	5,392
Intesa Sanpaolo SpA	2,850	6,523
Leonardo SpA	137	1,330
Mediobanca Banca di Credito Finanziario SpA	521	4,541
Poste Italiane SpA(c)	363	3,130
Prysmian SpA	391	8,403
Recordati SpA	138	5,010
Snam SpA	1,150	5,503
Telecom Italia SpA/Milano(a)	5,212	2,907
Tenaris SA	258	3,246
Terna Rete Elettrica Nazionale SpA	1,813	11,175
UniCredit SpA	640	7,408

		103,167
Japan — 31.8%
ABC-Mart Inc.	100	5,734
Aeon Co. Ltd.	400	8,117

Security	Shares	Value

Japan (continued)
AEON Financial Service Co. Ltd.	200	$3,872
AGC Inc./Japan	100	3,386
Air Water Inc.	200	3,332
Aisin Seiki Co. Ltd.	200	7,884
Ajinomoto Co. Inc.	300	5,185
Alfresa Holdings Corp.	100	2,754
Alps Alpine Co. Ltd.	300	6,304
Amada Holdings Co. Ltd.	600	6,020
ANA Holdings Inc.	200	7,366
Aozora Bank Ltd.	100	3,078
Asahi Group Holdings Ltd.	100	4,176
Asahi Intecc Co. Ltd.	100	4,337
Asahi Kasei Corp.	500	5,476
Asics Corp.	400	5,770
Astellas Pharma Inc.	500	7,395
Bandai Namco Holdings Inc.	100	4,406
Bank of Kyoto Ltd. (The)	100	4,250
Benesse Holdings Inc.	200	5,221
Bridgestone Corp.	100	3,848
Brother Industries Ltd.	400	6,733
Calbee Inc.	100	3,207
Canon Inc.	300	8,584
Casio Computer Co. Ltd.	400	5,318
Chiba Bank Ltd. (The)	900	5,475
Chubu Electric Power Co. Inc.	400	6,320
Chugai Pharmaceutical Co. Ltd.	100	5,899
Chugoku Electric Power Co. Inc. (The)	500	6,832
Coca-Cola Bottlers Japan Holdings Inc.	200	6,166
Concordia Financial Group Ltd.	900	3,705
Credit Saison Co. Ltd.	500	6,570
CyberAgent Inc.	100	3,216
Dai Nippon Printing Co. Ltd.	400	9,247
Daifuku Co. Ltd.	100	4,999
Dai-ichi Life Holdings Inc.	300	4,850
Daiichi Sankyo Co. Ltd.	200	6,923
Daiwa House Industry Co. Ltd.	200	6,482
Daiwa House REIT Investment Corp.	4	9,417
Daiwa Securities Group Inc.	800	3,983
DeNA Co. Ltd.	300	5,293
Denso Corp.	100	4,583
Dentsu Inc.	100	4,741
Don Quijote Holdings Co. Ltd.	100	5,816
East Japan Railway Co.	100	9,262
Eisai Co. Ltd.	100	7,736
Electric Power Development Co. Ltd.	200	4,993
Fuji Electric Co. Ltd.	200	6,156
FUJIFILM Holdings Corp.	200	8,573
Fujitsu Ltd.	100	6,693
Fukuoka Financial Group Inc.	300	6,619
Hakuhodo DY Holdings Inc.	400	6,138
Hamamatsu Photonics KK	200	7,149
Hino Motors Ltd.	600	6,015
Hisamitsu Pharmaceutical Co. Inc.	100	5,100
Hitachi Chemical Co. Ltd.	500	8,215
Hitachi Construction Machinery Co. Ltd.	200	5,050
Hitachi High-Technologies Corp.	100	3,602
Hitachi Ltd.	200	6,272
Hitachi Metals Ltd.	500	5,600
Honda Motor Co. Ltd.	200	5,971
Hoshizaki Corp.	100	7,094

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	100	$5,787
Hulic Co. Ltd.	400	3,686
Idemitsu Kosan Co. Ltd.	200	7,048
IHI Corp.	100	3,156
Iida Group Holdings Co. Ltd.	300	5,461
Inpex Corp.	500	4,803
Isetan Mitsukoshi Holdings Ltd.	400	4,109
Isuzu Motors Ltd.	300	4,455
ITOCHU Corp.	300	5,490
J Front Retailing Co. Ltd.	400	4,580
Japan Airlines Co. Ltd.	200	7,285
Japan Airport Terminal Co. Ltd.	100	3,822
Japan Post Bank Co. Ltd.	300	3,493
Japan Post Holdings Co. Ltd.	300	3,686
Japan Prime Realty Investment Corp.	2	8,150
Japan Real Estate Investment Corp.	1	5,862
Japan Retail Fund Investment Corp.	4	8,196
Japan Tobacco Inc.	200	5,054
JFE Holdings Inc.	300	5,277
JGC Corp.	400	6,101
JSR Corp.	300	4,841
JTEKT Corp.	700	9,063
JXTG Holdings Inc.	1,050	5,725
Kajima Corp.	500	7,103
Kakaku.com Inc.	300	5,249
Kamigumi Co. Ltd.	300	6,638
Kaneka Corp.	100	3,905
Kansai Electric Power Co. Inc. (The)	300	4,559
Kansai Paint Co. Ltd.	300	5,265
Kao Corp.	100	7,050
Kawasaki Heavy Industries Ltd.	300	7,539
KDDI Corp.	200	5,004
Keihan Holdings Co. Ltd.	200	8,242
Keikyu Corp.	500	8,504
Keio Corp.	100	5,743
Keisei Electric Railway Co. Ltd.	200	6,340
Kikkoman Corp.	100	5,302
Kintetsu Group Holdings Co. Ltd.	200	8,720
Kirin Holdings Co. Ltd.	300	7,140
Kobe Steel Ltd.	700	5,596
Koito Manufacturing Co. Ltd.	100	6,000
Komatsu Ltd.	200	5,075
Konami Holdings Corp.	100	4,603
Konica Minolta Inc.	600	6,026
Kuraray Co. Ltd.	400	6,142
Kurita Water Industries Ltd.	300	7,608
Kyocera Corp.	100	5,618
Lawson Inc.	100	6,166
LINE Corp.(a)	200	6,956
Lion Corp.	200	4,159
LIXIL Group Corp.	500	7,333
M3 Inc.	300	4,314
Makita Corp.	100	3,538
Marubeni Corp.	800	6,223
Marui Group Co. Ltd.	300	6,081
Maruichi Steel Tube Ltd.	200	6,414
Mazda Motor Corp.	900	9,915
McDonald’s Holdings Co. Japan Ltd.	200	8,849
Mebuki Financial Group Inc.	2,570	7,203
Medipal Holdings Corp.	200	4,613

Security	Shares	Value

Japan (continued)
MINEBEA MITSUMI Inc.	500	$8,187
MISUMI Group Inc.	300	6,836
Mitsubishi Chemical Holdings Corp.	600	5,144
Mitsubishi Corp.	200	5,846
Mitsubishi Electric Corp.	400	5,019
Mitsubishi Estate Co. Ltd.	300	5,305
Mitsubishi Gas Chemical Co. Inc.	400	6,303
Mitsubishi Materials Corp.	200	5,715
Mitsubishi Tanabe Pharma Corp.	300	4,689
Mitsubishi UFJ Financial Group Inc.	600	3,217
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,087
Mitsui & Co. Ltd.	400	6,515
Mitsui Chemicals Inc.	200	5,006
Mitsui Fudosan Co. Ltd.	100	2,423
Mitsui OSK Lines Ltd.	300	7,476
Mizuho Financial Group Inc.	2,400	3,956
MonotaRO Co. Ltd.	200	4,251
MS&AD Insurance Group Holdings Inc.	200	5,943
Nabtesco Corp.	300	7,903
Nagoya Railroad Co. Ltd.	400	10,585
Nexon Co. Ltd.(a)	600	9,163
NGK Insulators Ltd.	400	6,138
NGK Spark Plug Co. Ltd.	300	6,445
NH Foods Ltd.	100	3,951
Nikon Corp.	400	6,851
Nippon Building Fund Inc.	1	6,469
Nippon Electric Glass Co. Ltd.	300	8,325
Nippon Express Co. Ltd.	100	6,322
Nippon Paint Holdings Co. Ltd.	200	6,689
Nippon Prologis REIT Inc.	3	6,547
Nippon Steel & Sumitomo Metal Corp.	400	7,388
Nippon Yusen KK	400	6,682
Nissan Chemical Corp.	100	5,311
Nissan Motor Co. Ltd.	400	3,406
Nisshin Seifun Group Inc.	400	8,053
Nissin Foods Holdings Co. Ltd.	100	6,349
Nitto Denko Corp.	100	5,642
Nomura Holdings Inc.	1,300	5,279
Nomura Real Estate Holdings Inc.	200	3,883
Nomura Real Estate Master Fund Inc.	5	7,163
Nomura Research Institute Ltd.	120	4,896
NSK Ltd.	800	7,785
NTT Data Corp.	600	7,145
NTT DOCOMO Inc.	200	4,788
Obayashi Corp.	600	5,695
Odakyu Electric Railway Co. Ltd.	400	8,986
Oji Holdings Corp.	1,000	5,780
Olympus Corp.	100	4,107
Omron Corp.	200	8,178
Ono Pharmaceutical Co. Ltd.	200	4,356
Oracle Corp. Japan	100	7,277
Oriental Land Co. Ltd./Japan	100	10,227
ORIX Corp.	200	3,014
Osaka Gas Co. Ltd.	400	7,891
Otsuka Corp.	100	3,225
Otsuka Holdings Co. Ltd.	100	4,092
Panasonic Corp.	700	6,831
Park24 Co. Ltd.	200	4,765
Persol Holdings Co. Ltd.	300	5,328
Pigeon Corp.	100	3,896

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Pola Orbis Holdings Inc.	200	$5,963
Rakuten Inc.(a)	600	4,515
Recruit Holdings Co. Ltd.	200	5,352
Renesas Electronics Corp.(a)	1,600	9,189
Resona Holdings Inc.	1,000	5,053
Ricoh Co. Ltd.	500	5,320
Rinnai Corp.	100	6,616
Rohm Co. Ltd.	100	7,020
Sankyo Co. Ltd.	200	7,737
Santen Pharmaceutical Co. Ltd.	300	4,132
SBI Holdings Inc./Japan	300	6,390
Secom Co. Ltd.	100	8,363
Sega Sammy Holdings Inc.	300	4,218
Seibu Holdings Inc.	300	5,202
Seiko Epson Corp.	400	6,351
Sekisui Chemical Co. Ltd.	400	6,219
Sekisui House Ltd.	300	4,482
Seven & i Holdings Co. Ltd.	200	8,709
Seven Bank Ltd.	1,400	4,168
Sharp Corp./Japan	400	4,238
Shimadzu Corp.	200	4,585
Shimamura Co. Ltd.	100	8,646
Shimizu Corp.	700	5,950
Shin-Etsu Chemical Co. Ltd.	100	8,431
Shinsei Bank Ltd.	400	5,410
Shionogi & Co. Ltd.	100	6,144
Shizuoka Bank Ltd. (The)	500	4,190
Showa Denko KK	100	3,345
Showa Shell Sekiyu KK	400	5,954
Softbank Corp.(a)	400	4,936
Sompo Holdings Inc.	100	3,754
Sony Financial Holdings Inc.	200	3,791
Stanley Electric Co. Ltd.	200	5,798
Subaru Corp.	200	4,690
SUMCO Corp.	500	6,919
Sumitomo Chemical Co. Ltd.	1,200	6,241
Sumitomo Corp.	300	4,635
Sumitomo Dainippon Pharma Co. Ltd.	200	4,679
Sumitomo Electric Industries Ltd.	300	4,263
Sumitomo Heavy Industries Ltd.	200	6,754
Sumitomo Metal Mining Co. Ltd.	300	8,645
Sumitomo Mitsui Financial Group Inc.	100	3,717
Sumitomo Rubber Industries Ltd.	500	6,933
Sundrug Co. Ltd.	100	3,193
Suntory Beverage & Food Ltd.	200	8,849
Suzuken Co. Ltd./Aichi Japan	100	5,238
Suzuki Motor Corp.	100	5,214
Sysmex Corp.	100	5,556
T&D Holdings Inc.	400	4,949
Taiheiyo Cement Corp.	200	6,836
Taisei Corp.	100	4,695
Taiyo Nippon Sanso Corp.	300	4,741
Takashimaya Co. Ltd.	300	4,069
Takeda Pharmaceutical Co. Ltd.	251	10,123
TDK Corp.	100	7,875
Teijin Ltd.	300	5,177
Terumo Corp.	100	5,704
THK Co. Ltd.	400	9,472
Tobu Railway Co. Ltd.	300	8,463
Toho Co. Ltd./Tokyo	200	7,287

Security	Shares	Value

Japan (continued)
Toho Gas Co. Ltd.	200	$8,555
Tohoku Electric Power Co. Inc.	400	5,410
Tokio Marine Holdings Inc.	100	4,881
Tokyo Century Corp.	100	4,668
Tokyo Electric Power Co. Holdings Inc.(a)	500	3,074
Tokyo Gas Co. Ltd.	200	5,253
Tokyu Corp.	500	8,545
Tokyu Fudosan Holdings Corp.	1,000	5,440
Toppan Printing Co. Ltd.	500	8,182
Toray Industries Inc.	800	5,931
Toshiba Corp.	100	3,156
Tosoh Corp.	400	5,671
TOTO Ltd.	200	7,746
Toyo Seikan Group Holdings Ltd.	400	8,990
Toyo Suisan Kaisha Ltd.	200	7,176
Toyoda Gosei Co. Ltd.	300	6,536
Toyota Industries Corp.	100	4,934
Toyota Motor Corp.	100	6,133
Toyota Tsusho Corp.	200	6,359
Trend Micro Inc./Japan(a)	100	5,311
Unicharm Corp.	200	6,164
United Urban Investment Corp.	5	7,980
USS Co. Ltd.	300	5,249
West Japan Railway Co.	100	7,295
Yahoo Japan Corp.	1,900	5,115
Yamada Denki Co. Ltd.	900	4,433
Yamaha Corp.	100	4,374
Yamaha Motor Co. Ltd.	400	8,549
Yamato Holdings Co. Ltd.	200	5,323
Yamazaki Baking Co. Ltd.	200	3,914
Yaskawa Electric Corp.	200	5,623
Yokogawa Electric Corp.	300	5,574
Yokohama Rubber Co. Ltd. (The)	200	4,234
ZOZO Inc.	300	6,045

		1,630,008
Netherlands — 1.9%
ABN AMRO Group NV, CVA(c)	127	3,165
Aegon NV	533	2,741
AerCap Holdings NV(a)	83	3,923
ArcelorMittal	222	5,144
ASML Holding NV	39	6,857
EXOR NV	54	3,457
Heineken Holding NV	87	7,567
Heineken NV	61	5,486
ING Groep NV	353	4,177
Koninklijke Ahold Delhaize NV	308	8,136
Koninklijke DSM NV	80	7,489
Koninklijke KPN NV	1,570	4,841
Koninklijke Philips NV	162	6,387
Koninklijke Vopak NV	79	4,026
NN Group NV	103	4,363
NXP Semiconductors NV	48	4,177
Randstad NV	68	3,286
Unilever NV, CVA	113	6,048
Wolters Kluwer NV	139	8,676

		99,946
New Zealand — 0.8%
a2 Milk Co. Ltd.(a)	647	5,677
Fisher & Paykel Healthcare Corp. Ltd.	906	7,892

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Fletcher Building Ltd.(a)	1,209	$4,193
Meridian Energy Ltd.	2,358	5,757
Ryman Healthcare Ltd.	1,364	9,915
Spark New Zealand Ltd.	2,609	7,338

		40,772
Norway — 1.0%
Aker BP ASA	187	6,234
DNB ASA	319	5,656
Equinor ASA	219	5,013
Gjensidige Forsikring ASA	551	9,504
Mowi ASA(a)	298	6,566
Norsk Hydro ASA	906	4,186
Orkla ASA	429	3,458
Telenor ASA	180	3,406
Yara International ASA	126	5,207

		49,230
Portugal — 0.3%
EDP - Energias de Portugal SA	1,235	4,521
Galp Energia SGPS SA	304	4,760
Jeronimo Martins SGPS SA	327	4,641

		13,922
Singapore — 2.6%
CapitaLand Commercial Trust	6,827	9,545
CapitaLand Ltd.	3,300	8,172
CapitaLand Mall Trust	3,000	5,355
City Developments Ltd.	900	6,151
ComfortDelGro Corp. Ltd.	3,800	6,585
DBS Group Holdings Ltd.	300	5,337
Genting Singapore Ltd.	5,700	4,663
Golden Agri-Resources Ltd.(a)	24,100	4,570
Jardine Cycle & Carriage Ltd.	211	5,927
Keppel Corp. Ltd.	1,000	4,536
Oversea-Chinese Banking Corp. Ltd.	900	7,704
SATS Ltd.	1,300	4,679
Sembcorp Industries Ltd.	2,100	4,045
Singapore Airlines Ltd.	1,100	7,894
Singapore Exchange Ltd.	1,000	5,682
Singapore Press Holdings Ltd.(b)	2,700	5,040
Singapore Technologies Engineering Ltd.	1,500	4,150
Suntec REIT	2,900	4,162
United Overseas Bank Ltd.	400	7,493
UOL Group Ltd.	1,600	7,901
Venture Corp. Ltd.	500	6,046
Wilmar International Ltd.	1,100	2,724
Yangzijiang Shipbuilding Holdings Ltd.	5,700	5,935

		134,296
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	108	4,474
Aena SME SA(c)	33	5,710
Amadeus IT Group SA	122	8,887
Banco Bilbao Vizcaya Argentaria SA	725	4,301
Banco de Sabadell SA	5,398	6,190
Banco Santander SA	707	3,352
Bankia SA	1,192	3,474
Bankinter SA	757	5,914
Enagas SA	163	4,756
Ferrovial SA	282	6,332
Grifols SA	191	4,986
Iberdrola SA	1,213	10,021

Security	Shares	Value

Spain (continued)
Iberdrola SA, New	27	$223
Industria de Diseno Textil SA	295	8,242
International Consolidated Airlines Group SA	308	2,610
Mapfre SA	1,104	3,076
Naturgy Energy Group SA	288	8,047
Red Electrica Corp. SA	178	4,105
Repsol SA	208	3,659
Siemens Gamesa Renewable Energy SA(a)	361	5,128
Telefonica SA	698	6,003

		109,490
Sweden — 2.8%
Alfa Laval AB	286	6,474
Assa Abloy AB, Class B	287	5,337
Atlas Copco AB, Class A	168	4,373
Atlas Copco AB, Class B	101	2,412
Boliden AB	251	6,264
Electrolux AB, Series B	194	4,582
Epiroc AB, Class A(a)	406	3,891
Hennes & Mauritz AB, Class B	309	4,802
Hexagon AB, Class B	121	5,906
Husqvarna AB, Class B	772	5,888
ICA Gruppen AB(b)	119	4,183
Industrivarden AB, Class C	378	7,778
Investor AB, Class B	170	7,462
Kinnevik AB, Class B	151	3,682
L E Lundbergforetagen AB, Class B	240	7,401
Lundin Petroleum AB	175	5,600
Millicom International Cellular SA, SDR(a)	77	4,817
Sandvik AB	261	4,163
Securitas AB, Class B	333	5,346
Skandinaviska Enskilda Banken AB, Class A	552	5,784
Skanska AB, Class B	252	4,405
SKF AB, Class B	218	3,659
Svenska Handelsbanken AB, Class A	464	5,036
Swedish Match AB	167	7,470
Tele2 AB, Class B	696	8,685
Telefonaktiebolaget LM Ericsson, Class B	461	4,095
Telia Co. AB	615	2,677
Volvo AB, Class B	277	3,982

		146,154
Switzerland — 3.7%
ABB Ltd., Registered	356	6,802
Adecco Group AG, Registered	111	5,564
Barry Callebaut AG, Registered	3	5,110
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	6,375
Cie. Financiere Richemont SA, Registered	80	5,517
Clariant AG, Registered	335	6,659
Coca-Cola HBC AG	166	5,586
Dufry AG, Registered	40	4,003
EMS-Chemie Holding AG, Registered	10	5,000
Geberit AG, Registered	13	5,085
Givaudan SA, Registered	3	7,282
Julius Baer Group Ltd.	139	5,579
LafargeHolcim Ltd., Registered	102	4,794
Lonza Group AG, Registered	25	6,600
Nestle SA, Registered	91	7,929
Novartis AG, Registered	25	2,180
Pargesa Holding SA, Bearer	113	8,924

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	12	$8,255
Roche Holding AG, NVS	4	1,064
SGS SA, Registered	4	9,656
Sika AG, Registered	60	7,923
Sonova Holding AG, Registered	47	8,821
Straumann Holding AG, Registered	8	5,810
Swatch Group AG (The), Bearer	13	3,737
Swatch Group AG (The), Registered	31	1,728
Swiss Life Holding AG, Registered	21	8,664
Swiss Prime Site AG, Registered	104	8,821
Swiss Re AG	37	3,550
Swisscom AG, Registered	9	4,318
Temenos AG, Registered	17	2,294
UBS Group AG, Registered	375	4,857
Vifor Pharma AG	40	5,092
Zurich Insurance Group AG	16	5,027

		188,606
United Kingdom — 9.4%
3i Group PLC	464	5,186
Anglo American PLC	300	7,667
Antofagasta PLC	493	5,641
Ashtead Group PLC	140	3,552
Associated British Foods PLC	155	4,869
AstraZeneca PLC	77	5,603
Auto Trader Group PLC(c)	355	2,134
Aviva PLC	838	4,565
Babcock International Group PLC	575	4,015
BAE Systems PLC	853	5,743
Barclays PLC	1,360	2,830
Barratt Developments PLC	538	3,812
Berkeley Group Holdings PLC	97	4,789
BP PLC	721	4,933
British American Tobacco PLC	147	5,196
British Land Co. PLC ( The)	808	6,095
BT Group PLC	1,727	5,280
Bunzl PLC	258	8,145
Burberry Group PLC	155	3,673
Carnival PLC	98	5,554
Centrica PLC	3,005	5,392
Coca-Cola European Partners PLC(a)	163	7,756
Compass Group PLC	460	9,866
ConvaTec Group PLC(c)	2,541	4,773
Croda International PLC	139	8,815
DCC PLC	86	7,042
Diageo PLC	251	9,580
Direct Line Insurance Group PLC	963	4,265
Experian PLC	374	9,407
Ferguson PLC	88	5,897
Fresnillo PLC	432	5,711
G4S PLC	1,842	4,738
GlaxoSmithKline PLC	198	3,847
Glencore PLC	1,942	7,905
GVC Holdings PLC	425	3,757
Hammerson PLC	647	3,165
Hargreaves Lansdown PLC	229	4,919
HSBC Holdings PLC	728	6,118
Imperial Brands PLC	135	4,484
Informa PLC	728	6,477
InterContinental Hotels Group PLC	96	5,481
Intertek Group PLC	114	7,360

Security	Shares	Value

United Kingdom (continued)
Investec PLC	637	$4,099
ITV PLC	2,075	3,529
J Sainsbury PLC	1,120	4,202
John Wood Group PLC	681	4,848
Johnson Matthey PLC	94	3,763
Kingfisher PLC	1,782	5,220
Land Securities Group PLC	622	7,079
Legal & General Group PLC	1,678	5,726
Lloyds Banking Group PLC	6,112	4,655
London Stock Exchange Group PLC	93	5,602
Marks & Spencer Group PLC	1,287	4,889
Meggitt PLC	588	3,990
Melrose Industries PLC	2,225	4,936
Merlin Entertainments PLC(c)	1,370	6,093
Micro Focus International PLC	278	5,306
Mondi PLC	196	4,743
Next PLC	46	2,933
Pearson PLC	303	3,611
Persimmon PLC	124	3,874
Prudential PLC	238	4,651
Reckitt Benckiser Group PLC	55	4,242
RELX PLC	426	9,451
Rio Tinto PLC	75	4,131
Rolls-Royce Holdings PLC	241	2,804
Royal Bank of Scotland Group PLC	1,307	4,142
Royal Dutch Shell PLC, Class A	127	3,946
Royal Dutch Shell PLC, Class B	142	4,424
Royal Mail PLC	1,215	4,285
RSA Insurance Group PLC	683	4,607
Sage Group PLC (The)	740	6,094
Schroders PLC	152	5,221
Segro PLC	1,060	9,022
Severn Trent PLC	187	4,916
Smith & Nephew PLC	363	6,852
Smiths Group PLC	320	6,081
SSE PLC	442	6,803
St. James’s Place PLC	358	4,417
Standard Chartered PLC	639	5,160
Standard Life Aberdeen PLC	1,839	6,088
Taylor Wimpey PLC	1,976	4,293
Tesco PLC	1,083	3,178
Unilever PLC	151	7,915
United Utilities Group PLC	500	5,464
Vodafone Group PLC	3,058	5,575
Weir Group PLC (The)	386	7,642
Whitbread PLC	101	6,493
Wm Morrison Supermarkets PLC	1,318	4,061
WPP PLC	433	4,954

		482,047

Total Common Stocks — 99.4% (Cost: $5,217,785)		5,097,536

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	148	6,949
Porsche Automobil Holding SE, Preference Shares, NVS	63	4,106
Volkswagen AG, Preference Shares, NVS	22	3,752

		14,807

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,524	$1,727

Total Preferred Stocks — 0.3% (Cost: $18,264)		16,534

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires)(a)	108	59

Total Rights — 0.0% (Cost: $55)		59

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	49,828	49,843
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	1,577	1,577

		51,420

Total Short-Term Investments — 1.0% (Cost: $51,409)		51,420

Total Investments in Securities — 100.7% (Cost: $5,287,513)		5,165,549

Other Assets, Less Liabilities — (0.7)%		(37,988)

Net Assets — 100.0%		$5,127,561

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,151	28,677	49,828	$49,843	$462	(b)	$—		$6
BlackRock Cash Funds: Treasury, SL Agency Shares	305	1,272	1,577	1,577	78		—		—

				$51,420	$540		$—		$6

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Size Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,097,313	$223	$—	$5,097,536
Preferred Stocks	16,534	—	—	16,534
Rights	59	—	—	59
Money Market Funds	51,420	—	—	51,420

	$5,165,326	$223	$—	$5,165,549

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
BlueScope Steel Ltd.	32,174	$292,073
Coles Group Ltd.(a)	52,530	479,161
Fortescue Metals Group Ltd.	165,425	681,501
Origin Energy Ltd.(a)	59,036	308,210
Santos Ltd.	52,627	248,273
Sonic Healthcare Ltd.	26,034	436,981
South32 Ltd.	338,904	872,305

		3,318,504

Austria — 0.2%
OMV AG	5,279	262,890
Raiffeisen Bank International AG	8,324	220,446
voestalpine AG	8,668	277,297

		760,633

Belgium — 0.3%
Ageas	7,341	341,823
Solvay SA	3,440	375,302
UCB SA	3,888	337,452

		1,054,577

Canada — 2.9%
Bausch Health Companies Inc.(a)	47,823	1,174,728
Canadian Natural Resources Ltd.	23,980	644,007
Empire Co. Ltd., Class A, NVS	24,818	558,230
First Quantum Minerals Ltd.	45,157	522,986
George Weston Ltd.	10,342	751,573
Goldcorp Inc.	28,714	321,401
Loblaw Companies Ltd.	22,650	1,097,403
Magna International Inc.	16,324	864,365
Metro Inc.	10,831	393,967
Open Text Corp.	11,636	413,856
Power Corp. of Canada	24,333	483,955
Teck Resources Ltd., Class B	59,953	1,460,821
Tourmaline Oil Corp.	10,188	139,016
Turquoise Hill Resources Ltd.(a)	54,488	91,277

		8,917,585

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	260	325,055
AP Moller - Maersk A/S, Class B, NVS	391	520,500
Carlsberg A/S, Class B	7,812	894,906
Danske Bank A/S	27,613	511,360

		2,251,821

Finland — 0.5%
Nokia OYJ	261,178	1,650,685

France — 10.4%
Atos SE	6,666	609,770
AXA SA, NVS	96,070	2,231,717
BNP Paribas SA	66,774	3,138,730
Carrefour SA, NVS	64,093	1,271,199
Casino Guichard Perrachon SA, NVS(b)	11,917	588,125
Cie. de Saint-Gobain, NVS	34,357	1,187,419
Cie. Generale des Etablissements Michelin SCA, NVS	6,021	655,230
CNP Assurances, NVS	5,659	128,829
Credit Agricole SA	68,671	784,734
Electricite de France SA, NVS	39,019	646,065
Engie SA	120,783	1,938,215
Orange SA, NVS	75,494	1,175,509
Peugeot SA, NVS	42,932	1,083,278

Security	Shares	Value

France (continued)
Renault SA, NVS	16,943	$1,202,441
Rexel SA	25,788	294,721
Sanofi, NVS	92,132	8,015,450
Societe Generale SA, NVS	64,889	2,020,759
TOTAL SA, NVS	79,719	4,388,900
Valeo SA, NVS	6,741	210,932

		31,572,023

Germany — 5.8%
Aroundtown SA	62,116	550,243
Bayer AG, Registered	53,181	4,039,690
Bayerische Motoren Werke AG	17,980	1,515,564
Commerzbank AG(a)	79,663	572,313
Covestro AG(c)	10,611	586,620
Daimler AG, Registered	53,753	3,186,330
Deutsche Bank AG, Registered	203,690	1,810,426
Deutsche Lufthansa AG, Registered	34,964	885,034
Fresenius Medical Care AG & Co. KGaA	5,370	396,574
Fresenius SE & Co. KGaA	9,615	499,782
HeidelbergCement AG	9,581	663,581
Merck KGaA	6,606	694,181
METRO AG	31,115	527,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,408	983,773
Uniper SE	10,232	296,688
Volkswagen AG	2,080	362,778

		17,570,730

Hong Kong — 3.9%
CK Asset Holdings Ltd.	387,000	3,242,796
CK Hutchison Holdings Ltd.	292,500	2,943,005
Hang Lung Properties Ltd.	257,000	560,070
Jardine Matheson Holdings Ltd.	14,400	962,208
Jardine Strategic Holdings Ltd.	12,900	493,812
NWS Holdings Ltd.	258,000	590,526
Swire Pacific Ltd., Class A	26,000	307,161
WH Group Ltd.(c)	1,460,500	1,250,788
Wharf Real Estate Investment Co. Ltd.	164,058	1,118,572
Wheelock & Co. Ltd.	50,000	319,880

		11,788,818

Ireland — 0.1%
Bank of Ireland Group PLC	38,913	233,523

Israel — 1.2%
Bank Hapoalim BM	56,268	380,824
Bank Leumi Le-Israel BM	60,033	396,392
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	140,588	2,790,672

		3,567,888

Italy — 3.3%
Assicurazioni Generali SpA	43,251	759,065
Enel SpA	384,124	2,321,058
Eni SpA	80,240	1,363,208
Fiat Chrysler Automobiles NV(a)	93,428	1,599,268
Intesa Sanpaolo SpA	438,835	1,004,464
Leonardo SpA	20,033	194,423
Mediobanca Banca di Credito Finanziario SpA	31,542	274,921
Telecom Italia SpA/Milano(a)	1,261,624	703,558
UniCredit SpA	155,427	1,799,141

		10,019,106

Japan — 38.4%
Aeon Mall Co. Ltd.	13,000	215,731

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AGC Inc./Japan	13,000	$440,182
Aisin Seiki Co. Ltd.	13,000	512,451
Ajinomoto Co. Inc.	12,900	222,962
Alfresa Holdings Corp.	13,500	371,768
Alps Alpine Co. Ltd.	13,000	273,188
Amada Holdings Co. Ltd.	26,000	260,884
ANA Holdings Inc.	12,900	475,082
Asahi Group Holdings Ltd.	25,800	1,077,469
Asahi Kasei Corp.	51,600	565,168
Bridgestone Corp.	13,500	519,508
Brother Industries Ltd.	25,900	435,990
Canon Inc.	65,400	1,871,319
Central Japan Railway Co.	12,900	2,784,352
Chubu Electric Power Co. Inc.	39,000	616,195
Concordia Financial Group Ltd.	76,200	313,678
Credit Saison Co. Ltd.	13,000	170,817
Dai Nippon Printing Co. Ltd.	13,200	305,166
Daicel Corp.	26,000	272,351
Dai-ichi Life Holdings Inc.	52,100	842,322
Daito Trust Construction Co. Ltd.	3,200	445,318
Daiwa House Industry Co. Ltd.	64,500	2,090,338
Daiwa Securities Group Inc.	66,500	331,064
DeNA Co. Ltd.	12,900	227,584
Denso Corp.	13,000	595,828
East Japan Railway Co.	15,500	1,435,634
Electric Power Development Co. Ltd.	13,000	324,552
FUJIFILM Holdings Corp.	39,500	1,693,168
Fujitsu Ltd.	16,900	1,131,118
Hankyu Hanshin Holdings Inc.	13,000	463,475
Hino Motors Ltd.	25,900	259,643
Hitachi Ltd.	116,100	3,640,993
Hitachi Metals Ltd.	13,000	145,612
Honda Motor Co. Ltd.	91,000	2,716,705
Idemitsu Kosan Co. Ltd.	12,900	454,576
Iida Group Holdings Co. Ltd.	13,000	236,635
Inpex Corp.	51,600	495,707
Isuzu Motors Ltd.	26,000	386,070
ITOCHU Corp.	157,400	2,880,291
J Front Retailing Co. Ltd.	13,000	148,838
Japan Airlines Co. Ltd.	13,000	473,509
Japan Post Bank Co. Ltd.	25,900	301,528
Japan Post Holdings Co. Ltd.	103,200	1,267,834
Japan Tobacco Inc.	63,700	1,609,621
JFE Holdings Inc.	65,100	1,145,217
JTEKT Corp.	25,900	335,322
JXTG Holdings Inc.	208,500	1,136,855
Kajima Corp.	38,700	549,758
Kamigumi Co. Ltd.	12,900	285,429
Kansai Electric Power Co. Inc. (The)	52,000	790,297
Kawasaki Heavy Industries Ltd.	13,000	326,702
KDDI Corp.	77,800	1,946,609
Kobe Steel Ltd.	39,000	311,771
Konica Minolta Inc.	39,500	396,706
Kuraray Co. Ltd.	26,500	406,887
Kyocera Corp.	26,000	1,460,663
Kyushu Electric Power Co. Inc.	26,200	324,039
LIXIL Group Corp.	13,000	190,646
Marubeni Corp.	219,300	1,705,958
Mazda Motor Corp.	38,900	428,568
Mebuki Financial Group Inc.	81,400	228,126

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	13,500	$311,357
MINEBEA MITSUMI Inc.	25,800	422,453
Mitsubishi Chemical Holdings Corp.	129,800	1,112,895
Mitsubishi Corp.	154,800	4,524,661
Mitsubishi Electric Corp.	104,100	1,306,152
Mitsubishi Gas Chemical Co. Inc.	13,000	204,861
Mitsubishi Heavy Industries Ltd.	26,000	1,004,117
Mitsubishi Materials Corp.	13,000	371,497
Mitsubishi Tanabe Pharma Corp.	26,000	406,377
Mitsubishi UFJ Financial Group Inc.	749,900	4,021,333
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,000	132,831
Mitsui & Co. Ltd.	190,700	3,105,906
Mitsui Chemicals Inc.	26,000	650,776
Mitsui OSK Lines Ltd.	13,000	323,955
Mizuho Financial Group Inc.	1,720,400	2,835,981
MS&AD Insurance Group Holdings Inc.	26,000	772,618
NEC Corp.	21,200	711,017
Nexon Co. Ltd.(a)	26,000	397,060
NH Foods Ltd.	12,900	509,694
Nikon Corp.	13,000	222,659
Nippon Electric Glass Co. Ltd.	12,900	357,971
Nippon Steel & Sumitomo Metal Corp.	77,400	1,429,514
Nippon Telegraph & Telephone Corp.	39,000	1,673,886
Nippon Yusen KK	13,000	217,164
Nissan Motor Co. Ltd.	139,900	1,191,393
Nomura Holdings Inc.	203,400	825,898
Nomura Real Estate Master Fund Inc.	387	554,381
NSK Ltd.	25,800	251,054
NTT DOCOMO Inc.	39,000	933,699
Obayashi Corp.	52,000	493,577
Oji Holdings Corp.	51,100	295,340
ORIX Corp.	76,200	1,148,286
Osaka Gas Co. Ltd.	13,100	258,437
Otsuka Holdings Co. Ltd.	26,100	1,067,934
Resona Holdings Inc.	145,400	734,682
Ricoh Co. Ltd.	65,500	696,949
Rohm Co. Ltd.	13,000	912,616
Sega Sammy Holdings Inc.	100	1,406
Seiko Epson Corp.	26,000	412,827
Sekisui House Ltd.	26,500	395,929
Seven & i Holdings Co. Ltd.	65,700	2,860,905
Shimizu Corp.	51,600	438,574
Shinsei Bank Ltd.	13,000	175,834
Shizuoka Bank Ltd. (The)	25,800	216,205
SoftBank Group Corp.	25,800	2,021,233
Sompo Holdings Inc.	13,000	488,082
Subaru Corp.	26,000	609,685
SUMCO Corp.	12,900	178,511
Sumitomo Chemical Co. Ltd.	130,000	676,100
Sumitomo Corp.	141,900	2,192,455
Sumitomo Dainippon Pharma Co. Ltd.	13,000	304,126
Sumitomo Electric Industries Ltd.	39,000	554,199
Sumitomo Metal Mining Co. Ltd.	13,000	374,603
Sumitomo Mitsui Financial Group Inc.	91,000	3,382,294
Sumitomo Mitsui Trust Holdings Inc.	13,500	511,941
Sumitomo Rubber Industries Ltd.	13,000	180,254
Suzuken Co. Ltd./Aichi Japan	12,900	675,641
Suzuki Motor Corp.	13,000	677,773
Taiheiyo Cement Corp.	13,000	444,363
Taisei Corp.	13,000	610,402

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TDK Corp.	13,000	$1,023,707
Teijin Ltd.	13,000	224,332
Tohoku Electric Power Co. Inc.	26,000	351,668
Tokyo Electric Power Co. Holdings Inc.(a)	203,200	1,249,112
Toppan Printing Co. Ltd.	25,800	422,216
Toshiba Corp.	25,900	817,481
Tosoh Corp.	25,800	365,794
Toyo Seikan Group Holdings Ltd.	13,000	292,181
Toyo Suisan Kaisha Ltd.	13,000	466,461
Toyota Industries Corp.	13,000	641,459
Toyota Motor Corp.	103,200	6,329,689
Toyota Tsusho Corp.	13,100	416,484
West Japan Railway Co.	13,000	948,332
Yamada Denki Co. Ltd.	25,800	127,068
Yamaha Motor Co. Ltd.	13,000	277,846

		116,999,930
Netherlands — 3.9%
Aegon NV	164,404	845,508
AerCap Holdings NV(a)	15,578	736,216
ArcelorMittal	76,117	1,763,840
EXOR NV	4,584	293,503
ING Groep NV	171,898	2,033,983
Koninklijke Ahold Delhaize NV	178,397	4,712,230
NN Group NV	19,883	842,320
NXP Semiconductors NV	9,496	826,437

		12,054,037
Norway — 0.5%
Equinor ASA	24,791	567,425
Mowi ASA(a)	30,839	679,494
Norsk Hydro ASA	48,768	225,328

		1,472,247
Singapore — 1.0%
Capita Land Ltd.	205,400	508,669
Golden Agri-Resources Ltd.(a)	1,604,400	304,259
Keppel Corp. Ltd.	114,300	518,522
Sembcorp Industries Ltd.	103,400	199,164
Singapore Airlines Ltd.	52,000	373,183
Wilmar International Ltd.	381,800	945,520
Yangzijiang Shipbuilding Holdings Ltd.	281,000	292,567

		3,141,884
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	303,633	1,801,246
Banco de Sabadell SA	374,035	428,929
Banco Santander SA	760,042	3,603,558
CaixaBank SA	132,498	501,411
Iberdrola SA	247,663	2,046,102
Iberdrola SA, New	5,504	45,469
International Consolidated Airlines Group SA	71,571	606,404
Mapfre SA	49,481	137,854
Repsol SA	83,512	1,469,010
Telefonica SA	180,892	1,555,696

		12,195,679
Sweden — 0.2%
Boliden AB	12,720	317,464
ICA Gruppen AB	4,352	152,967
Telia Co. AB	70,021	304,781

		775,212

Security	Shares	Value

Switzerland — 3.0%
Credit Suisse Group AG, Registered	108,495	$1,313,947
Novartis AG, Registered	70,061	6,108,534
Swiss Life Holding AG, Registered	1,169	482,282
Swiss Re AG	12,030	1,154,133

		9,058,896
United Kingdom — 17.1%
3i Group PLC	39,013	436,012
Anglo American PLC	85,560	2,186,620
Aviva PLC	147,137	801,496
Babcock International Group PLC	23,666	165,246
Barclays PLC	1,346,179	2,801,101
Barratt Developments PLC	47,523	336,702
Berkeley Group Holdings PLC	5,349	264,074
BP PLC	459,361	3,142,790
British American Tobacco PLC	163,067	5,763,790
BT Group PLC	352,026	1,076,181
Coca-Cola European Partners PLC(a)	7,021	334,059
easyJet PLC	7,065	117,472
Glencore PLC	624,822	2,543,438
HSBC Holdings PLC	568,157	4,775,025
Imperial Brands PLC	66,268	2,201,099
J Sainsbury PLC	339,791	1,274,782
John Wood Group PLC	16,905	120,350
Kingfisher PLC	85,578	250,701
Lloyds Banking Group PLC	3,294,053	2,508,901
Marks & Spencer Group PLC	36,525	138,759
Meggitt PLC	37,265	252,847
Melrose Industries PLC	128,946	286,068
Micro Focus International PLC	35,651	680,477
Pearson PLC	21,245	253,198
Persimmon PLC	10,055	314,137
Rio Tinto PLC	47,170	2,598,335
Royal Bank of Scotland Group PLC	243,351	771,160
Royal Dutch Shell PLC, Class A	128,972	4,007,281
Royal Dutch Shell PLC, Class B	103,478	3,224,006
Royal Mail PLC	82,551	291,134
Standard Chartered PLC	168,118	1,357,645
Taylor Wimpey PLC	126,384	274,565
Tesco PLC	645,355	1,893,968
Vodafone Group PLC	1,519,083	2,769,214
Wm Morrison Supermarkets PLC	395,874	1,219,863
WPP PLC	49,336	564,492

		51,996,988

Total Common Stocks — 98.5% (Cost: $304,668,972)		300,400,766

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,584	191,095
Porsche Automobil Holding SE, Preference Shares, NVS	13,599	886,317
Volkswagen AG, Preference Shares, NVS	13,341	2,275,093

		3,352,505
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	354,039	173,506

Total Preferred Stocks — 1.2% (Cost: $3,472,231)		3,526,011

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	588,990	$589,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	75,986	75,986

		665,153

Total Short-Term Investments — 0.2% (Cost: $665,094)		665,153

Total Investments in Securities — 99.9% (Cost: $308,806,297)		304,591,930

Other Assets, Less Liabilities — 0.1%		283,862

Net Assets — 100.0%		$304,875,792

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	588,990	588,990	$589,167	$13,795	(b)	$(347)	$59
BlackRock Cash Funds: Treasury, SL Agency Shares	58,936	17,050	75,986	75,986	1,603		—	—

				$665,153	$15,398		$(347)	$59

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$300,355,297	$45,469	$—	$300,400,766
Preferred Stocks	3,526,011	—	—	3,526,011
Money Market Funds	665,153	—	—	665,153

	$304,546,461	$45,469	$—	$304,591,930

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.1%
United Continental Holdings Inc.(a)	90,849	$7,928,392

Beverages — 2.1%
Coca-Cola Co. (The)	3,557,704	171,232,294

Biotechnology — 0.4%
Regeneron Pharmaceuticals Inc.(a)	82,355	35,352,531

Building Products — 0.1%
Lennox International Inc.	42,383	9,717,574

Capital Markets — 1.2%
CME Group Inc.	522,190	95,184,793

Chemicals — 0.6%
Ecolab Inc.	171,537	27,132,007
International Flavors & Fragrances Inc.	97,650	13,844,817
Mosaic Co. (The)	340,318	10,985,465

		51,962,289

Commercial Services & Supplies — 0.7%
Republic Services Inc.	243,978	18,715,552
Rollins Inc.	134,045	4,991,836
Waste Management Inc.	390,613	37,369,946

		61,077,334

Communications Equipment — 2.4%
Cisco Systems Inc.	3,851,554	182,139,989
Motorola Solutions Inc.	121,516	14,206,435

		196,346,424

Construction & Engineering — 0.0%
Jacobs Engineering Group Inc.	3,137	203,278

Containers & Packaging — 0.4%
Ball Corp.	637,506	33,328,814

Diversified Consumer Services — 0.1%
H&R Block Inc.	228,593	5,392,509

Diversified Financial Services — 2.2%
Berkshire Hathaway Inc., Class B(a)	862,515	177,281,333

Diversified Telecommunication Services — 3.6%
Verizon Communications Inc.	5,412,897	298,034,109

Electric Utilities — 3.0%
American Electric Power Co. Inc.	592,525	46,880,578
Duke Energy Corp.	624,811	54,845,910
Entergy Corp.	193,781	17,283,327
Eversource Energy	433,925	30,118,734
Exelon Corp.	1,015,296	48,490,537
OGE Energy Corp.	266,329	10,906,173
Pinnacle West Capital Corp.	120,162	10,588,675
Xcel Energy Inc.	602,433	31,543,392

		250,657,326

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp./DE	123,226	10,261,029
Corning Inc.	935,534	31,115,861

		41,376,890

Entertainment — 2.3%
Live Nation Entertainment Inc.(a)	125,083	6,693,191
Twenty-First Century Fox Inc., Class B	304,151	14,921,648

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)	1,474,936	$164,484,863

		186,099,702

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	495,142	85,580,343
HCP Inc.	504,158	15,901,143
National Retail Properties Inc.	193,147	10,180,779
Realty Income Corp.	445,083	30,572,751
Simon Property Group Inc.	222,340	40,492,561
UDR Inc.	266,050	11,639,688
Welltower Inc.	449,329	34,818,504

		229,185,769

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	254,816	54,691,158
Kroger Co. (The)	585,279	16,580,954
Sysco Corp.	158,375	10,112,244
Walgreens Boots Alliance Inc.	1,121,639	81,049,634
Walmart Inc.	1,706,588	163,542,328

		325,976,318

Food Products — 0.9%
Hershey Co. (The)	208,816	22,155,378
Hormel Foods Corp.	408,523	17,288,693
Lamb Weston Holdings Inc.	158,687	11,473,070
McCormick & Co. Inc./MD, NVS	202,934	25,090,760

		76,007,901

Health Care Equipment & Supplies — 6.1%
Abbott Laboratories	2,695,975	196,752,255
Boston Scientific Corp.(a)	1,548,873	59,089,505
Cooper Companies Inc. (The)	54,418	15,169,562
DexCom Inc.(a)	114,368	16,129,319
Edwards Lifesciences Corp.(a)(b)	202,446	34,500,847
Intuitive Surgical Inc.(a)	91,028	47,665,902
Medtronic PLC	1,291,433	114,149,763
ResMed Inc.	167,445	15,935,741

		499,392,894

Health Care Providers & Services — 6.0%
Anthem Inc.	307,999	93,323,697
Centene Corp.(a)	41,867	5,466,575
Cigna Corp.	465,194	92,950,413
HCA Healthcare Inc.	440,212	61,378,759
Henry Schein Inc.(a)	168,663	13,105,115
UnitedHealth Group Inc.	817,994	221,021,979
WellCare Health Plans Inc.(a)	12,794	3,537,285

		490,783,823

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	146,091	15,932,685

Hotels, Restaurants & Leisure — 5.3%
Chipotle Mexican Grill Inc.(a)	20,960	11,100,626
Darden Restaurants Inc.	5,596	587,188
McDonald’s Corp.	1,109,117	198,287,937
Starbucks Corp.	2,632,439	179,374,394
Yum! Brands Inc.	528,793	49,695,966

		439,046,111

Household Products — 6.3%
Church & Dwight Co. Inc.	443,411	28,648,785
Clorox Co. (The)	182,913	27,140,631
Kimberly-Clark Corp.	400,285	44,583,743

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	4,291,458	$413,996,953

		514,370,112
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	722,542	11,842,463
NRG Energy Inc.	431,837	17,666,452

		29,508,915
Insurance — 1.9%
Aflac Inc.	828,133	39,501,944
Alleghany Corp.	10,453	6,601,697
Aon PLC	171,157	26,739,858
Arthur J Gallagher & Co.	260,543	19,465,168
Cincinnati Financial Corp.	165,366	13,414,490
Progressive Corp. (The)	515,108	34,661,617
Reinsurance Group of America Inc.	64,963	9,383,905
RenaissanceRe Holdings Ltd.	53,044	7,321,663

		157,090,342
Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)	101,043	21,348,365
TripAdvisor Inc.(a)(b)	82,364	4,726,046

		26,074,411
IT Services — 4.4%
Automatic Data Processing Inc.	214,993	30,064,621
Broadridge Financial Solutions Inc.	49,928	5,034,240
Fiserv Inc.(a)	290,432	24,085,526
Gartner Inc.(a)	12,272	1,667,642
GoDaddy Inc., Class A(a)	33,409	2,292,860
PayPal Holdings Inc.(a)	946,728	84,031,577
Square Inc., Class A(a)	210,489	15,018,390
VeriSign Inc.(a)	119,321	20,197,466
Visa Inc., Class A	1,319,119	178,094,256

		360,486,578
Life Sciences Tools & Services — 2.5%
Agilent Technologies Inc.	327,327	24,893,218
Illumina Inc.(a)	146,940	41,112,343
IQVIA Holdings Inc.(a)	229,341	29,587,282
Thermo Fisher Scientific Inc.(b)	459,413	112,863,992

		208,456,835
Machinery — 0.6%
Deere & Co.	313,731	51,451,884

Media — 2.0%
Comcast Corp., Class A	4,319,908	157,979,036
Discovery Inc., Class C, NVS(a)	102,902	2,742,338

		160,721,374
Multi-Utilities — 1.5%
Ameren Corp.	213,105	14,776,701
CMS Energy Corp.	293,777	15,317,533
Dominion Energy Inc.	770,968	54,152,792
DTE Energy Co.	194,282	22,876,705
WEC Energy Group Inc.	270,991	19,790,473

		126,914,204
Multiline Retail — 0.4%
Dollar General Corp.	295,514	34,111,181
Target Corp.	8,330	608,090

		34,719,271
Pharmaceuticals — 17.3%
Eli Lilly & Co.	1,885,060	225,943,292
Johnson & Johnson	2,780,357	370,009,909

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co. Inc.	5,186,653	$386,042,583
Pfizer Inc.	9,485,157	402,644,915
Zoetis Inc.	385,862	33,245,870

		1,417,886,569
Professional Services — 0.2%
Verisk Analytics Inc.(a)	170,164	19,978,955

Road & Rail — 1.3%
CSX Corp.	592,793	38,946,500
Norfolk Southern Corp.	214,111	35,914,979
Union Pacific Corp.	178,403	28,378,565

		103,240,044
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices Inc.(a)	1,057,112	25,804,104
QUALCOMM Inc.	1,204,438	59,643,770
Xilinx Inc.	470,107	52,623,777

		138,071,651
Software — 8.3%
Fortinet Inc.(a)	170,459	13,052,046
Intuit Inc.	137,888	29,758,988
Microsoft Corp.	3,744,603	391,048,891
Red Hat Inc.(a)(b)	270,422	48,091,848
salesforce.com Inc.(a)	591,439	89,880,985
ServiceNow Inc.(a)	161,529	35,539,611
Splunk Inc.(a)(b)	138,281	17,263,000
SS&C Technologies Holdings Inc.	5,542	285,358
VMware Inc., Class A	86,434	13,057,584
Workday Inc., Class A(a)	225,900	41,007,627

		678,985,938
Specialty Retail — 2.9%
Advance Auto Parts Inc.	94,207	14,997,754
AutoZone Inc.(a)	46,709	39,578,404
Burlington Stores Inc.(a)	70,585	12,120,150
O’Reilly Automotive Inc.(a)	128,965	44,449,077
Ross Stores Inc.	276,292	25,452,019
TJX Companies Inc. (The)	1,811,746	90,098,129
Tractor Supply Co.	131,337	11,216,180

		237,911,713
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies Inc., Class C(a)	271,765	13,205,061
NetApp Inc.	108,813	6,939,005

		20,144,066
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica Inc.(a)	76,406	11,293,571
Under Armour Inc., Class C, NVS(a)	117,997	2,234,863

		13,528,434
Trading Companies & Distributors — 0.2%
Fastenal Co.	315,587	19,080,390

Water Utilities — 0.2%
American Water Works Co. Inc.	164,412	15,729,296

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	352,103	24,513,411

Total Common Stocks — 98.1% (Cost: $7,941,835,676)		8,056,365,486

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	34,485,866	$34,496,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	27,481,927	27,481,927

		61,978,138

Total Short-Term Investments — 0.8% (Cost: $61,970,371)		61,978,138

Total Investments in Securities — 98.9% (Cost: $8,003,806,047)		8,118,343,624

Other Assets, Less Liabilities — 1.1%		90,661,277

Net Assets — 100.0%		$8,209,004,901

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,054,513	16,431,353	(b)	—	34,485,866	$34,496,211	$136,945	(c)	$7,186	$3,439
BlackRock Cash Funds: Treasury, SL Agency Shares	14,671,603	12,810,324	(b)	—	27,481,927	27,481,927	165,827		—	—
BlackRock Inc.	156,866	32,593		(189,459)	—	—	524,294		(15,176,746)	2,312,835

						$61,978,138	$827,066		$(15,169,560)	$2,316,274

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	84	03/15/19	$11,359	$635,627

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$635,627

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(507,898)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$258,794

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,398,423

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,056,365,486	$—	$—	$8,056,365,486
Money Market Funds	61,978,138	—	—	61,978,138

	$8,118,343,624	$—	$—	$8,118,343,624

Derivative financial instruments(a)
Assets
Futures Contracts	$635,627	$—	$—	$635,627

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
General Dynamics Corp.	364,557	$62,401,222
Huntington Ingalls Industries Inc.	71,168	14,692,634
Lockheed Martin Corp.	860,576	249,300,261
Spirit AeroSystems Holdings Inc., Class A	187,478	15,635,665

		342,029,782

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	206,283	17,899,176
Expeditors International of Washington Inc.	301,743	20,910,790

		38,809,966

Auto Components — 0.2%
Autoliv Inc.	120,267	9,603,320
Lear Corp.	75,524	11,625,409

		21,228,729

Banks — 0.3%
East West Bancorp. Inc.	459,718	23,133,010

Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	657,899	31,085,728
Monster Beverage Corp.(a)	794,382	45,470,425

		76,556,153

Biotechnology — 5.5%
Amgen Inc.	1,214,670	227,276,904
Biogen Inc.(a)	317,369	105,931,425
Celgene Corp.(a)	1,271,376	112,465,921
Regeneron Pharmaceuticals Inc.(a)	108,198	46,446,155
United Therapeutics Corp.(a)	54,807	6,320,891

		498,441,296

Building Products — 0.1%
AO Smith Corp.	209,142	10,009,536

Capital Markets — 6.8%
Ameriprise Financial Inc.	522,885	66,197,241
BlackRock Inc.(b)	364,788	151,416,203
Eaton Vance Corp., NVS	464,578	17,895,545
Franklin Resources Inc.	1,054,273	31,217,024
Moody’s Corp.	1,182,983	187,514,635
SEI Investments Co.	590,167	28,056,539
T Rowe Price Group Inc.	998,962	93,362,989
TD Ameritrade Holding Corp.	868,791	48,608,856

		624,269,032

Chemicals — 2.1%
Air Products & Chemicals Inc.	314,576	51,713,149
Celanese Corp.	204,450	19,578,132
International Flavors & Fragrances Inc.	103,752	14,709,958
LyondellBasell Industries NV, Class A	757,281	65,860,729
PPG Industries Inc.	362,597	38,232,228

		190,094,196

Commercial Services & Supplies — 0.3%
Copart Inc.(a)(c)	306,400	15,513,032
Rollins Inc.	257,758	9,598,908

		25,111,940

Communications Equipment — 0.1%
F5 Networks Inc.(a)(c)	76,826	12,365,145

Containers & Packaging — 0.3%
Avery Dennison Corp.	121,098	12,648,686

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	136,828	$12,905,617

		25,554,303

Electric Utilities — 2.0%
OGE Energy Corp.	1,988,871	81,444,268
Pinnacle West Capital Corp.	1,105,119	97,383,086

		178,827,354

Electrical Equipment — 0.6%
Rockwell Automation Inc.	302,059	51,205,042

Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.	165,700	7,539,350

Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	96,919	5,426,495
TechnipFMC PLC	367,266	8,432,427

		13,858,922

Entertainment — 2.4%
Activision Blizzard Inc.	668,440	31,577,105
Walt Disney Co. (The)	1,663,838	185,551,214

		217,128,319

Equity Real Estate Investment Trusts (REITs) — 2.7%
National Retail Properties Inc.	190,887	10,061,654
Prologis Inc.	806,873	55,803,337
Public Storage	293,254	62,322,340
Realty Income Corp.	313,946	21,564,951
Simon Property Group Inc.	383,133	69,776,182
Weyerhaeuser Co.	940,873	24,688,507

		244,216,971

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	763,232	163,812,484

Food Products — 0.3%
Hershey Co. (The)	274,483	29,122,646

Gas Utilities — 1.2%
Atmos Energy Corp.	1,143,507	111,640,588

Health Care Equipment & Supplies — 2.0%
Align Technology Inc.(a)(c)	130,014	32,366,985
Edwards Lifesciences Corp.(a)	276,846	47,180,095
Intuitive Surgical Inc.(a)	129,386	67,751,685
ResMed Inc.	205,444	19,552,106
Varian Medical Systems Inc.(a)	149,102	19,685,937

		186,536,808

Health Care Technology — 0.2%
Cerner Corp.(a)(c)	380,774	20,908,300

Hotels, Restaurants & Leisure — 2.5%
Marriott International Inc./MD, Class A	406,356	46,539,953
Starbucks Corp.	2,670,433	181,963,304

		228,503,257

Household Durables — 0.2%
NVR Inc.(a)	5,217	13,877,220

Household Products — 0.4%
Clorox Co. (The)	235,079	34,881,022

Industrial Conglomerates — 2.1%
3M Co.	970,057	194,302,417

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 6.5%
Aflac Inc.	2,199,822	$104,931,508
Aon PLC	754,851	117,930,372
Athene Holding Ltd., Class A(a)	439,612	18,859,355
Marsh & McLennan Companies Inc.	1,784,804	157,401,865
Principal Financial Group Inc.	946,189	47,375,683
Progressive Corp. (The)	1,764,360	118,723,785
Torchmark Corp.	312,249	26,153,976

		591,376,544

Interactive Media & Services — 7.9%
Alphabet Inc., Class A(a)	146,615	165,072,362
Alphabet Inc., Class C, NVS(a)	154,161	172,100,716
Facebook Inc., Class A(a)	2,333,627	388,992,285

		726,165,363

Internet & Direct Marketing Retail — 1.3%
Booking Holdings Inc.(a)	62,212	114,022,776

IT Services — 11.0%
Accenture PLC, Class A	891,576	136,901,495
Automatic Data Processing Inc.	662,680	92,669,171
Broadridge Financial Solutions Inc.	126,783	12,783,530
International Business Machines Corp.	974,829	131,036,514
Jack Henry & Associates Inc.	75,284	10,054,178
Mastercard Inc., Class A	1,476,615	311,757,725
Paychex Inc.	445,002	31,506,142
Visa Inc., Class A(c)	2,040,973	275,551,765

		1,002,260,520

Life Sciences Tools & Services — 0.7%
Mettler-Toledo International Inc.(a)(c)	53,358	34,050,941
Waters Corp.(a)	109,432	25,302,867

		59,353,808

Machinery — 1.3%
Cummins Inc.	221,770	32,624,585
Illinois Tool Works Inc.	640,723	87,977,675

		120,602,260

Media — 0.4%
Interpublic Group of Companies Inc. (The)	429,452	9,770,033
Omnicom Group Inc.	286,578	22,318,695

		32,088,728

Metals & Mining — 0.3%
Nucor Corp.	426,363	26,110,470

Oil, Gas & Consumable Fuels — 5.2%
Exxon Mobil Corp.	3,867,680	283,423,591
Kinder Morgan Inc./DE	1,660,768	30,059,901
Marathon Petroleum Corp.	672,356	44,550,309
ONEOK Inc.	404,596	25,979,109
Phillips 66	508,418	48,508,161
Valero Energy Corp.	508,977	44,698,360

		477,219,431

Personal Products — 0.7%
Estee Lauder Companies Inc. (The), Class A	492,738	67,219,318

Pharmaceuticals — 6.7%
Eli Lilly & Co.	1,397,133	167,460,362
Johnson & Johnson	2,930,616	390,006,377
Zoetis Inc.	636,221	54,816,801

		612,283,540

Professional Services — 0.2%
Robert Half International Inc.	215,334	13,873,970

Security	Shares	Value

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(c)	478,072	$21,871,794
Jones Lang LaSalle Inc.	68,398	9,808,957

		31,680,751

Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials Inc.	1,260,440	49,257,995
KLA-Tencor Corp.	224,175	23,890,330
Lam Research Corp.	195,645	33,177,479
Maxim Integrated Products Inc.	298,472	16,198,075
NVIDIA Corp.	772,902	111,104,663
Texas Instruments Inc.	1,236,869	124,527,971

		358,156,513

Software — 1.0%
Citrix Systems Inc.	162,200	16,631,988
Intuit Inc.	357,099	77,069,106

		93,701,094

Specialty Retail — 3.7%
Best Buy Co. Inc.	298,975	17,711,279
Gap Inc. (The)	253,775	6,456,036
Lowe’s Companies Inc.	1,011,896	97,303,919
Ross Stores Inc.	681,721	62,800,139
TJX Companies Inc. (The)	2,393,011	119,004,437
Tractor Supply Co.	166,883	14,251,808
Ulta Salon Cosmetics & Fragrance Inc.(a)	84,362	24,626,955

		342,154,573

Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	2,049,908	341,186,688
NetApp Inc.	294,624	18,788,172

		359,974,860

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)	204,355	8,681,000
Lululemon Athletica Inc.(a)(c)	120,260	17,775,630
NIKE Inc., Class B	1,987,353	162,724,464
VF Corp.	405,404	34,122,855

		223,303,949

Tobacco — 2.7%
Altria Group Inc.	4,951,506	244,356,821

Trading Companies & Distributors — 0.3%
Fastenal Co.	503,979	30,470,570

Total Common Stocks — 99.7% (Cost: $8,746,669,986)		9,110,339,647

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(d)(e)	107,534,617	107,566,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(d)	21,785,086	21,785,086

		129,351,964

Total Short-Term Investments — 1.4% (Cost: $129,335,180)		129,351,964

Total Investments in Securities — 101.1% (Cost: $8,876,005,166)		9,239,691,611

Other Assets, Less Liabilities — (1.1)%		(100,822,303)

Net Assets — 100.0%		$9,138,869,308

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Quality Factor ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold	01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,291,438	99,243,179	(b)	—	107,534,617	$107,566,878	$68,288	(c)	$(4,439)	$16,412
BlackRock Cash Funds: Treasury, SL Agency Shares	11,102,340	10,682,746	(b)	—	21,785,086	21,785,086	142,449		—	—
BlackRock Inc.	282,287	191,888		(109,387)	364,788	151,416,203	1,796,345		(6,458,249)	(18,699,526)

						$280,768,167	$2,007,082		$(6,462,688)	$(18,683,114)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	193	03/15/19	$26,098	$1,504,868

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,504,868

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,661,288)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,312,753

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,703,117

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Quality Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,110,339,647	$—	$—	$9,110,339,647
Money Market Funds	129,351,964	—	—	129,351,964

	$9,239,691,611	$—	$—	$9,239,691,611

Derivative financial instruments(a)
Assets
Futures Contracts	$1,504,868	$—	$—	$1,504,868

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	18,227	$343,032
Boeing Co. (The)	1,017	392,176
General Dynamics Corp.	1,917	328,133
Harris Corp.	2,412	369,470
Huntington Ingalls Industries Inc.	1,734	357,984
L3 Technologies Inc.	1,932	380,372
Lockheed Martin Corp.	1,136	329,088
Northrop Grumman Corp.	1,271	350,224
Raytheon Co.	1,941	319,799
Spirit AeroSystems Holdings Inc., Class A	4,644	387,310
Textron Inc.	6,524	347,272
TransDigm Group Inc.(a)	1,076	420,716
United Technologies Corp.	3,625	428,004

		4,753,580

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	4,070	353,154
Expeditors International of Washington Inc.	4,965	344,074
FedEx Corp.	1,515	269,019
United Parcel Service Inc., Class B	3,035	319,889
XPO Logistics Inc.(a)(b)	5,110	310,586

		1,596,722

Airlines — 0.6%
American Airlines Group Inc.	9,994	357,485
Delta Air Lines Inc.	6,160	304,489
Southwest Airlines Co.	6,694	379,952
United Continental Holdings Inc.(a)	3,808	332,324

		1,374,250

Auto Components — 0.8%
Aptiv PLC	4,950	391,694
Autoliv Inc.	4,354	347,667
BorgWarner Inc.	9,540	390,186
Goodyear Tire & Rubber Co. (The)	16,599	351,733
Lear Corp.	2,724	419,305

		1,900,585

Automobiles — 0.6%
Ford Motor Co.	37,787	332,526
General Motors Co.	9,634	375,919
Harley-Davidson Inc.	9,176	338,227
Tesla Inc.(a)	973	298,730

		1,345,402

Banks — 3.4%
Bank of America Corp.	11,547	328,743
BB&T Corp.	6,697	326,814
CIT Group Inc.	8,430	389,382
Citigroup Inc.	5,159	332,549
Citizens Financial Group Inc.	10,033	340,319
Comerica Inc.	4,521	355,984
East West Bancorp. Inc.	7,202	362,405
Fifth Third Bancorp	13,103	351,423
First Republic Bank/CA	3,872	374,151
Huntington Bancshares Inc./OH	24,309	321,851
JPMorgan Chase & Co.	2,894	299,529
KeyCorp	19,728	324,920
M&T Bank Corp.	2,070	340,598
People’s United Financial Inc.	23,188	379,819
PNC Financial Services Group Inc. (The)	2,507	307,534
Regions Financial Corp.	22,296	338,230

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	3,211	$408,792
SunTrust Banks Inc.	5,602	332,871
SVB Financial Group(a)	1,564	365,006
U.S. Bancorp	6,103	312,230
Wells Fargo & Co.	6,035	295,172
Zions Bancorp. N.A.	7,653	364,206

		7,552,528

Beverages — 0.9%
Brown-Forman Corp., Class B, NVS	7,461	352,532
Coca-Cola Co. (The)	6,465	311,160
Constellation Brands Inc., Class A	1,795	311,720
Molson Coors Brewing Co., Class B	5,492	365,822
Monster Beverage Corp.(a)	6,179	353,686
PepsiCo Inc.	2,786	313,899

		2,008,819

Biotechnology — 2.4%
AbbVie Inc.	3,691	296,350
Alexion Pharmaceuticals Inc.(a)	2,994	368,142
Alkermes PLC(a)	11,119	365,482
Alnylam Pharmaceuticals Inc.(a)(b)	5,070	423,497
Amgen Inc.	1,671	312,661
Biogen Inc.(a)	1,050	350,469
BioMarin Pharmaceutical Inc.(a)	3,864	379,329
Celgene Corp.(a)	5,072	448,669
Gilead Sciences Inc.	4,890	342,349
Incyte Corp.(a)	5,613	452,352
Regeneron Pharmaceuticals Inc.(a)	1,022	438,714
Seattle Genetics Inc.(a)	6,458	493,585
United Therapeutics Corp.(a)(b)	3,292	379,666
Vertex Pharmaceuticals Inc.(a)	2,145	409,502

		5,460,767

Building Products — 1.2%
Allegion PLC	4,123	354,001
AO Smith Corp.	8,039	384,747
Fortune Brands Home & Security Inc.	8,644	391,573
Johnson Controls International PLC	10,342	349,249
Lennox International Inc.	1,722	394,820
Masco Corp.	11,818	383,021
Owens Corning	7,507	393,292

		2,650,703

Capital Markets — 3.7%
Affiliated Managers Group Inc.	3,489	366,170
Ameriprise Financial Inc.	2,900	367,140
Bank of New York Mellon Corp. (The)	6,846	358,183
BlackRock Inc.(c)	825	342,441
Cboe Global Markets Inc.	3,269	304,900
Charles Schwab Corp. (The)	7,527	352,038
CME Group Inc.	1,737	316,620
E*TRADE Financial Corp.	7,106	331,566
Eaton Vance Corp., NVS	9,085	349,954
Franklin Resources Inc.	11,081	328,108
Goldman Sachs Group Inc. (The)	1,739	344,339
Intercontinental Exchange Inc.	4,242	325,616
Invesco Ltd.	18,348	334,301
Moody’s Corp.	2,374	376,303
Morgan Stanley	7,706	325,964
MSCI Inc.	2,473	421,078
Nasdaq Inc.	4,064	357,794
Northern Trust Corp.	3,661	323,852

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	4,811	$387,285
S&P Global Inc.	1,934	370,651
SEI Investments Co.	6,966	331,164
State Street Corp.	4,870	345,283
T Rowe Price Group Inc.	3,796	354,774
TD Ameritrade Holding Corp.	6,727	376,376

		8,391,900

Chemicals — 2.7%
Air Products & Chemicals Inc.	2,177	357,877
Albemarle Corp.	3,766	304,029
Axalta Coating Systems Ltd.(a)	15,155	388,271
Celanese Corp.	3,559	340,810
CF Industries Holdings Inc.	8,282	361,509
Chemours Co. (The)	13,031	465,858
DowDuPont Inc.	5,769	310,430
Eastman Chemical Co.	4,496	362,468
Ecolab Inc.	2,171	343,387
FMC Corp.	4,603	367,319
International Flavors & Fragrances Inc.	2,570	364,375
Linde PLC	2,092	341,017
LyondellBasell Industries NV, Class A	3,750	326,137
Mosaic Co. (The)	10,281	331,871
PPG Industries Inc.	3,281	345,949
Sherwin-Williams Co. (The)	830	349,862
Westlake Chemical Corp.	5,407	399,577

		6,060,746

Commercial Services & Supplies — 1.0%
Cintas Corp.	1,992	373,520
Copart Inc.(a)(b)	7,643	386,965
Republic Services Inc.	4,551	349,107
Rollins Inc.	8,829	328,792
Waste Connections Inc.	4,674	390,559
Waste Management Inc.	3,746	358,380

		2,187,323

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	1,616	347,084
Cisco Systems Inc.	7,173	339,211
CommScope Holding Co. Inc.(a)	21,706	453,872
F5 Networks Inc.(a)(b)	2,168	348,940
Juniper Networks Inc.	13,341	346,066
Motorola Solutions Inc.	2,839	331,908

		2,167,081

Construction & Engineering — 0.3%
Fluor Corp.	8,925	326,387
Jacobs Engineering Group Inc.	5,554	359,899

		686,286

Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,938	342,406
Vulcan Materials Co.	3,485	354,250

		696,656

Consumer Finance — 0.8%
Ally Financial Inc.	14,864	387,356
American Express Co.	3,110	319,397
Capital One Financial Corp.	3,952	318,492
Discover Financial Services	5,106	344,604
Synchrony Financial	13,901	417,586

		1,787,435

Security	Shares	Value

Containers & Packaging — 1.2%
Avery Dennison Corp.	3,948	$412,369
Ball Corp.	7,208	376,834
Crown Holdings Inc.(a)	7,637	389,487
International Paper Co.	7,695	364,974
Packaging Corp. of America	3,810	359,359
Sealed Air Corp.	10,252	404,954
Westrock Co.	7,855	319,777

		2,627,754

Distributors — 0.3%
Genuine Parts Co.	3,586	357,954
LKQ Corp.(a)(b)	13,503	354,049

		712,003

Diversified Consumer Services — 0.1%
H&R Block Inc.	13,366	315,304

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	18,409	341,303
Berkshire Hathaway Inc., Class B(a)	1,461	300,294
Jefferies Financial Group Inc.	17,696	368,254
Voya Financial Inc.	8,536	396,326

		1,406,177

Diversified Telecommunication Services — 0.6%
AT&T Inc.	10,842	325,911
CenturyLink Inc.	18,971	290,636
Verizon Communications Inc.	5,339	293,965
Zayo Group Holdings Inc.(a)	14,511	398,327

		1,308,839

Electric Utilities — 2.4%
Alliant Energy Corp.	7,971	354,470
American Electric Power Co. Inc.	4,393	347,574
Duke Energy Corp.	3,801	333,652
Edison International	6,715	382,554
Entergy Corp.	4,110	366,571
Evergy Inc.	5,934	340,137
Eversource Energy	5,179	359,474
Exelon Corp.	7,476	357,054
FirstEnergy Corp.	9,279	363,737
NextEra Energy Inc.	1,851	331,292
OGE Energy Corp.	9,361	383,333
Pinnacle West Capital Corp.	4,112	362,349
PPL Corp.	11,126	348,466
Southern Co. (The)	7,260	352,836
Xcel Energy Inc.	6,699	350,760

		5,334,259

Electrical Equipment — 1.0%
Acuity Brands Inc.	3,097	374,458
AMETEK Inc.	4,967	362,094
Eaton Corp. PLC	4,721	359,976
Emerson Electric Co.	5,071	331,999
Rockwell Automation Inc.	2,090	354,297
Sensata Technologies Holding PLC(a)	7,943	377,293

		2,160,117

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	4,128	362,934
Arrow Electronics Inc.(a)	5,133	389,851
CDW Corp./DE	4,172	347,403
Cognex Corp.	9,084	413,322
Corning Inc.	11,274	374,973
Flex Ltd.(a)(b)	46,865	450,841

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	8,331	$407,219
IPG Photonics Corp.(a)	2,774	368,942
Keysight Technologies Inc.(a)	6,668	493,565
TE Connectivity Ltd.	4,668	377,875
Trimble Inc.(a)	10,306	388,124

		4,375,049

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	16,041	378,086
Halliburton Co.	10,995	344,803
Helmerich & Payne Inc.	6,044	338,404
National Oilwell Varco Inc.	11,256	331,827
Schlumberger Ltd.	7,124	314,952
TechnipFMC PLC	15,580	357,717

		2,065,789

Entertainment — 1.5%
Activision Blizzard Inc.	6,945	328,082
Electronic Arts Inc.(a)	4,188	386,301
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	12,740	399,654
Live Nation Entertainment Inc.(a)	7,003	374,731
Netflix Inc.(a)	1,232	418,264
Take-Two Interactive Software Inc.(a)	3,428	361,825
Twenty-First Century Fox Inc., Class A, NVS	4,808	237,082
Twenty-First Century Fox Inc., Class B	2,003	98,267
Viacom Inc., Class B, NVS	11,607	341,478
Walt Disney Co. (The)	2,888	322,070

		3,267,754

Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexandria Real Estate Equities Inc.	2,958	389,598
American Tower Corp.	2,072	358,124
AvalonBay Communities Inc.	1,862	359,217
Boston Properties Inc.	2,804	369,763
Brookfield Property REIT Inc., Class A	20,400	371,280
Camden Property Trust	3,905	378,590
Crown Castle International Corp.	3,103	363,237
Digital Realty Trust Inc.	3,228	349,722
Duke Realty Corp.	12,815	374,711
Equinix Inc.	922	363,268
Equity Residential	4,996	362,510
Essex Property Trust Inc.	1,365	370,188
Extra Space Storage Inc.	3,789	373,633
Federal Realty Investment Trust	2,799	371,063
HCP Inc.	12,341	389,235
Host Hotels & Resorts Inc.	18,580	335,555
Invitation Homes Inc.	17,394	391,191
Iron Mountain Inc.	11,001	409,237
Kimco Realty Corp.	23,990	408,070
Liberty Property Trust	8,503	400,831
Macerich Co. (The)	7,552	348,600
Mid-America Apartment Communities Inc.	3,574	361,975
National Retail Properties Inc.	7,459	393,164
Prologis Inc.	5,101	352,785
Public Storage	1,616	343,432
Realty Income Corp.	5,516	378,894
Regency Centers Corp.	5,674	368,810
SBA Communications Corp.(a)	2,096	382,583
Simon Property Group Inc.	1,833	333,826
SL Green Realty Corp.	3,952	365,283
UDR Inc.	8,714	381,238

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Inc.	5,610	$361,789
VEREIT Inc.	48,995	395,880
Vornado Realty Trust	5,091	355,912
Welltower Inc.	4,939	382,723
Weyerhaeuser Co.	13,211	346,657
WP Carey Inc.	5,264	394,221

		13,736,795

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	1,510	324,091
Kroger Co. (The)	11,770	333,444
Sysco Corp.	5,277	336,937
Walgreens Boots Alliance Inc.	4,154	300,168
Walmart Inc.	3,353	321,318

		1,615,958

Food Products — 2.2%
Archer-Daniels-Midland Co.	7,610	341,689
Bunge Ltd.	6,288	346,280
Campbell Soup Co.	8,864	314,052
Conagra Brands Inc.	10,661	230,704
General Mills Inc.	7,856	349,121
Hershey Co. (The)	3,281	348,114
Hormel Foods Corp.	7,751	328,022
Ingredion Inc.	3,541	350,559
JM Smucker Co. (The)	3,188	334,357
Kellogg Co.	5,668	334,469
Kraft Heinz Co. (The)	6,575	315,995
Lamb Weston Holdings Inc.	4,455	322,097
McCormick & Co. Inc./MD, NVS	2,396	296,241
Mondelez International Inc., Class A	7,655	354,120
Tyson Foods Inc., Class A	5,948	368,300

		4,934,120

Gas Utilities — 0.3%
Atmos Energy Corp.	3,667	358,009
UGI Corp.	6,403	365,163

		723,172

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	4,722	344,612
ABIOMED Inc.(a)	1,187	416,720
Align Technology Inc.(a)(b)	1,682	418,734
Baxter International Inc.	5,348	387,677
Becton Dickinson and Co.	1,407	350,990
Boston Scientific Corp.(a)	9,942	379,287
Cooper Companies Inc. (The)	1,370	381,901
Danaher Corp.	3,271	362,819
DENTSPLY SIRONA Inc.	9,929	416,522
DexCom Inc.(a)	3,011	424,641
Edwards Lifesciences Corp.(a)	2,306	392,988
Hologic Inc.(a)	8,756	388,766
IDEXX Laboratories Inc.(a)(b)	1,837	390,877
Intuitive Surgical Inc.(a)	700	366,548
Medtronic PLC	3,541	312,989
ResMed Inc.	3,522	335,189
Stryker Corp.	2,019	358,514
Teleflex Inc.	1,414	386,729
Varian Medical Systems Inc.(a)	3,159	417,083
Zimmer Biomet Holdings Inc.	3,107	340,403

		7,573,989

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	3,956	329,812

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem Inc.	1,192	$361,176
Cardinal Health Inc.	6,685	334,049
Centene Corp.(a)	2,660	347,316
Cigna Corp.	2,494	498,326
CVS Health Corp.	5,766	377,961
DaVita Inc.(a)	6,156	345,536
HCA Healthcare Inc.	2,517	350,945
Henry Schein Inc.(a)	4,225	328,283
Humana Inc.	1,108	342,361
Laboratory Corp. of America Holdings(a)	2,205	307,267
McKesson Corp.	2,837	363,845
Quest Diagnostics Inc.	3,779	330,096
UnitedHealth Group Inc.	1,213	327,753
Universal Health Services Inc., Class B	2,753	364,855
WellCare Health Plans Inc.(a)	1,548	427,991

		5,737,572

Health Care Technology — 0.4%
Cerner Corp.(a)	6,259	343,682
Veeva Systems Inc., Class A(a)	4,217	459,906

		803,588

Hotels, Restaurants & Leisure — 2.6%
Aramark	10,107	333,026
Carnival Corp.	5,757	331,488
Chipotle Mexican Grill Inc.(a)	771	408,329
Darden Restaurants Inc.	3,213	337,140
Domino’s Pizza Inc.	1,410	400,059
Hilton Worldwide Holdings Inc.	4,920	366,442
Las Vegas Sands Corp.	6,772	395,214
Marriott International Inc./MD, Class A	2,953	338,207
McDonald’s Corp.	1,777	317,692
MGM Resorts International	14,190	417,754
Norwegian Cruise Line Holdings Ltd.(a)	7,276	374,205
Royal Caribbean Cruises Ltd.	3,271	392,683
Starbucks Corp.	4,914	334,840
Vail Resorts Inc.	1,403	264,129
Wynn Resorts Ltd.	3,576	439,884
Yum! Brands Inc.	3,972	373,288

		5,824,380

Household Durables — 1.6%
DR Horton Inc.	10,305	396,227
Garmin Ltd.	5,570	385,333
Leggett & Platt Inc.	9,935	406,938
Lennar Corp., Class A	8,477	401,979
Mohawk Industries Inc.(a)	2,913	375,165
Newell Brands Inc.	16,724	354,716
NVR Inc.(a)	147	391,020
PulteGroup Inc.	14,548	404,580
Whirlpool Corp.	3,100	412,331

		3,528,289

Household Products — 0.8%
Church & Dwight Co. Inc.	5,505	355,678
Clorox Co. (The)	2,201	326,584
Colgate-Palmolive Co.	5,407	349,725
Kimberly-Clark Corp.	3,057	340,489
Procter & Gamble Co. (The)	3,455	333,304

		1,705,780

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	24,373	399,474
NRG Energy Inc.	9,478	387,745

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.(a)	16,103	$404,346

		1,191,565

Industrial Conglomerates — 0.6%
3M Co.	1,630	326,489
General Electric Co.	43,652	443,504
Honeywell International Inc.	2,275	326,758
Roper Technologies Inc.	1,198	339,346

		1,436,097

Insurance — 5.0%
Aflac Inc.	7,747	369,532
Alleghany Corp.	592	373,884
Allstate Corp. (The)	3,917	344,187
American Financial Group Inc./OH	3,646	347,792
American International Group Inc.	7,938	343,160
Aon PLC	2,111	329,802
Arch Capital Group Ltd.(a)	12,881	378,057
Arthur J Gallagher & Co.	4,633	346,131
Assurant Inc.	3,807	366,957
Athene Holding Ltd., Class A(a)	8,379	359,459
Brighthouse Financial Inc.(a)(b)	9,767	364,700
Chubb Ltd.	2,519	335,153
Cincinnati Financial Corp.	4,483	363,661
Everest Re Group Ltd.	1,689	369,975
Fidelity National Financial Inc.	11,315	409,150
Hartford Financial Services Group Inc. (The)	8,051	377,753
Lincoln National Corp.	5,853	342,342
Loews Corp.	7,487	358,627
Markel Corp.(a)	330	347,658
Marsh & McLennan Companies Inc.	3,934	346,940
MetLife Inc.	7,939	362,574
Principal Financial Group Inc.	7,428	371,920
Progressive Corp. (The)	5,311	357,377
Prudential Financial Inc.	3,805	350,593
Reinsurance Group of America Inc.	2,516	363,436
RenaissanceRe Holdings Ltd.	2,932	404,704
Torchmark Corp.	4,219	353,383
Travelers Companies Inc. (The)	2,680	336,447
Unum Group	10,526	365,884
Willis Towers Watson PLC	2,257	367,417
WR Berkley Corp.	4,727	363,459

		11,172,114

Interactive Media & Services — 1.1%
Alphabet Inc., Class A(a)	142	159,876
Alphabet Inc., Class C, NVS(a)	150	167,455
Facebook Inc., Class A(a)	2,358	393,055
IAC/InterActiveCorp.(a)	2,120	447,914
TripAdvisor Inc.(a)(b)	6,197	355,584
Twitter Inc.(a)	11,217	376,443
Zillow Group Inc., Class C, NVS(a)(b)	13,211	463,574

		2,363,901

Internet & Direct Marketing Retail — 1.4%
Amazon.com Inc.(a)	202	347,183
Booking Holdings Inc.(a)	185	339,070
eBay Inc.(a)	12,302	413,962
Expedia Group Inc.	3,170	378,023
GrubHub Inc.(a)	4,671	375,548
MercadoLibre Inc.	1,143	416,052
Qurate Retail Inc.(a)	17,040	370,620

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)	4,356	$476,808

		3,117,266

IT Services — 4.5%
Accenture PLC, Class A	2,066	317,234
Akamai Technologies Inc.(a)	5,393	351,084
Alliance Data Systems Corp.	1,878	333,514
Automatic Data Processing Inc.	2,384	333,379
Broadridge Financial Solutions Inc.	3,651	368,130
Cognizant Technology Solutions Corp., Class A	5,045	351,536
DXC Technology Co.	6,155	394,659
Fidelity National Information Services Inc.	3,351	350,280
First Data Corp., Class A(a)	21,228	523,270
Fiserv Inc.(a)	4,548	377,166
FleetCor Technologies Inc.(a)	1,879	379,201
Gartner Inc.(a)	2,483	337,415
Global Payments Inc.	3,434	385,569
GoDaddy Inc., Class A(a)(b)	6,015	412,809
International Business Machines Corp.	2,797	375,973
Jack Henry & Associates Inc.	2,686	358,715
Leidos Holdings Inc.	5,835	338,430
Mastercard Inc., Class A	1,724	363,988
Paychex Inc.	5,175	366,390
PayPal Holdings Inc.(a)	4,238	376,165
Sabre Corp.	15,369	353,180
Square Inc., Class A(a)	5,613	400,487
Total System Services Inc.	4,278	383,352
VeriSign Inc.(a)	2,395	405,402
Visa Inc., Class A	2,362	318,894
Western Union Co. (The)	19,578	357,298
Worldpay Inc., Class A(a)	4,390	366,477

		9,979,997

Leisure Products — 0.5%
Hasbro Inc.	3,819	345,849
Mattel Inc.(a)(b)	29,047	343,916
Polaris Industries Inc.	4,104	344,244

		1,034,009

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	5,221	397,057
Illumina Inc.(a)(b)	1,135	317,562
IQVIA Holdings Inc.(a)(b)	3,006	387,804
Mettler-Toledo International Inc.(a)	605	386,087
Thermo Fisher Scientific Inc.	1,415	347,623
Waters Corp.(a)	1,825	421,976

		2,258,109

Machinery — 2.9%
Caterpillar Inc.	2,728	363,260
Cummins Inc.	2,449	360,272
Deere & Co.	2,466	404,424
Dover Corp.	4,223	370,906
Flowserve Corp.	7,921	348,841
Fortive Corp.	4,819	361,377
IDEX Corp.	2,731	376,496
Illinois Tool Works Inc.	2,541	348,905
Ingersoll-Rand PLC	3,484	348,539
Middleby Corp. (The)(a)(b)	3,260	383,441
PACCAR Inc.	5,927	388,337
Parker-Hannifin Corp.	2,151	354,506
Pentair PLC	8,858	364,861
Snap-on Inc.	2,247	372,980

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	2,838	$358,837
WABCO Holdings Inc.(a)	3,152	360,053
Wabtec Corp.	4,319	298,702
Xylem Inc./NY	5,354	381,526

		6,546,263

Media — 1.9%
CBS Corp., Class B, NVS	6,631	327,969
Charter Communications Inc., Class A(a)	1,086	359,520
Comcast Corp., Class A	8,752	320,061
Discovery Inc., Class A(a)	4,337	123,084
Discovery Inc., Class C, NVS(a)(b)	8,484	226,099
DISH Network Corp., Class A(a)	11,837	363,041
Interpublic Group of Companies Inc. (The)	15,726	357,766
Liberty Broadband Corp., Class C, NVS(a)(b)	4,615	392,367
Liberty Global PLC, Class A(a)	4,132	100,821
Liberty Global PLC, Class C, NVS(a)	11,655	274,592
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,214	127,853
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,409	256,104
News Corp., Class A, NVS	28,988	371,916
Omnicom Group Inc.	4,668	363,544
Sirius XM Holdings Inc.(b)	59,063	344,337

		4,309,074

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	32,492	378,207
Newmont Mining Corp.	10,737	366,239
Nucor Corp.	5,839	357,580
Steel Dynamics Inc.	9,557	349,691

		1,451,717

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	20,819	372,868
Annaly Capital Management Inc.	35,957	375,391

		748,259

Multi-Utilities — 1.8%
Ameren Corp.	5,126	355,437
CenterPoint Energy Inc.	12,813	396,178
CMS Energy Corp.	6,879	358,671
Consolidated Edison Inc.	4,460	346,319
Dominion Energy Inc.	10,111	710,197
DTE Energy Co.	2,955	347,951
NiSource Inc.	14,147	385,930
Public Service Enterprise Group Inc.	6,467	352,775
Sempra Energy	3,024	353,747
WEC Energy Group Inc.	4,837	353,246

		3,960,451

Multiline Retail — 1.0%
Dollar General Corp.	3,283	378,957
Dollar Tree Inc.(a)	4,307	417,047
Kohl’s Corp.	5,592	384,114
Macy’s Inc.	11,364	298,873
Nordstrom Inc.	7,131	330,950
Target Corp.	4,937	360,401

		2,170,342

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	6,611	312,899
Antero Resources Corp.(a)	28,096	282,646
Apache Corp.	10,285	337,554
Cabot Oil & Gas Corp.	14,223	354,864
Cheniere Energy Inc.(a)	6,114	401,384

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	2,744	$314,600
Cimarex Energy Co.	4,386	330,441
Concho Resources Inc.(a)(b)	2,588	310,146
ConocoPhillips	5,192	351,446
Continental Resources Inc./OK(a)(b)	7,921	365,713
Devon Energy Corp.	12,951	345,144
Diamondback Energy Inc.	3,324	342,771
EOG Resources Inc.	3,277	325,078
Exxon Mobil Corp.	4,078	298,836
Hess Corp.	6,446	348,084
HollyFrontier Corp.	6,071	342,040
Kinder Morgan Inc./DE	20,150	364,715
Marathon Oil Corp.	22,316	352,370
Marathon Petroleum Corp.	5,494	364,032
Noble Energy Inc.	15,137	338,161
Occidental Petroleum Corp.	4,786	319,609
ONEOK Inc.	5,761	369,914
Parsley Energy Inc., Class A(a)	17,190	319,390
Phillips 66	3,671	350,250
Pioneer Natural Resources Co.	2,302	327,621
Plains GP Holdings LP, Class A	18,744	428,113
Targa Resources Corp.	8,044	345,972
Valero Energy Corp.	4,387	385,266
Williams Companies Inc. (The)	13,994	376,858

		10,005,917

Personal Products — 0.3%
Coty Inc., Class A	42,613	330,677
Estee Lauder Companies Inc. (The), Class A	2,377	324,270

		654,947

Pharmaceuticals — 1.6%
Allergan PLC	2,203	317,188
Bristol-Myers Squibb Co.	6,180	305,106
Eli Lilly & Co.	2,844	340,882
Jazz Pharmaceuticals PLC(a)	2,516	316,739
Johnson & Johnson	2,129	283,327
Merck & Co. Inc.	4,279	318,486
Mylan NV(a)	10,405	311,630
Nektar Therapeutics(a)	9,658	408,920
Perrigo Co. PLC	6,016	279,443
Pfizer Inc.	7,280	309,036
Zoetis Inc.	3,848	331,544

		3,522,301

Professional Services — 1.3%
CoStar Group Inc.(a)	987	385,660
Equifax Inc.	3,576	382,703
IHS Markit Ltd.(a)	7,053	366,192
ManpowerGroup Inc.	4,752	375,550
Nielsen Holdings PLC	14,629	375,673
Robert Half International Inc.	6,253	402,881
TransUnion	6,018	366,015
Verisk Analytics Inc.(a)	2,919	342,720

		2,997,394

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	8,443	386,267
Jones Lang LaSalle Inc.	2,730	391,510

		777,777

Road & Rail — 1.3%
AMERCO	1,078	390,947
CSX Corp.	4,841	318,054

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	3,441	$368,325
Kansas City Southern	3,743	395,822
Knight-Swift Transportation Holdings Inc.(b)	11,672	370,586
Norfolk Southern Corp.	2,097	351,751
Old Dominion Freight Line Inc.	2,836	385,497
Union Pacific Corp.	2,312	367,770

		2,948,752

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)	18,313	447,020
Analog Devices Inc.	3,869	382,489
Applied Materials Inc.	9,604	375,324
Broadcom Inc.	1,454	390,036
Intel Corp.	6,729	317,071
KLA-Tencor Corp.	3,769	401,662
Lam Research Corp.	2,436	413,097
Marvell Technology Group Ltd.	23,872	442,348
Maxim Integrated Products Inc.	6,833	370,827
Microchip Technology Inc.	4,838	388,830
Micron Technology Inc.(a)	9,422	360,109
NVIDIA Corp.	2,218	318,838
ON Semiconductor Corp.(a)	20,307	406,952
Qorvo Inc.(a)	5,915	386,604
QUALCOMM Inc.	6,049	299,547
Skyworks Solutions Inc.	5,158	376,740
Texas Instruments Inc.	3,406	342,916
Xilinx Inc.	4,123	461,529

		6,881,939

Software — 3.7%
Adobe Inc.(a)	1,504	372,721
ANSYS Inc.(a)	2,410	396,084
Autodesk Inc.(a)	2,832	416,870
Cadence Design Systems Inc.(a)	8,446	405,661
CDK Global Inc.	7,488	366,238
Citrix Systems Inc.	3,365	345,047
Fortinet Inc.(a)	5,382	412,100
Intuit Inc.	1,726	372,505
Microsoft Corp.	2,998	313,081
Oracle Corp.	6,627	332,874
Palo Alto Networks Inc.(a)	2,144	460,574
PTC Inc.(a)(b)	4,477	379,605
Red Hat Inc.(a)	1,992	354,257
salesforce.com Inc.(a)	2,729	414,726
ServiceNow Inc.(a)	2,197	483,384
Splunk Inc.(a)	4,090	510,596
SS&C Technologies Holdings Inc.	8,075	415,782
Symantec Corp.	16,505	346,935
Synopsys Inc.(a)	4,217	393,657
VMware Inc., Class A	2,252	340,210
Workday Inc., Class A(a)	2,730	495,577

		8,328,484

Specialty Retail — 2.4%
Advance Auto Parts Inc.	2,088	332,410
AutoZone Inc.(a)	446	377,914
Best Buy Co. Inc.	5,561	329,434
Burlington Stores Inc.(a)	2,433	417,770
CarMax Inc.(a)	5,939	349,094
Gap Inc. (The)	14,745	375,113
Home Depot Inc. (The)	1,895	347,789
L Brands Inc.	12,737	354,598

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Companies Inc.	3,856	$370,793
O’Reilly Automotive Inc.(a)	1,035	356,723
Ross Stores Inc.	4,171	384,232
Tiffany & Co.	3,594	318,896
TJX Companies Inc. (The)	7,164	356,266
Tractor Supply Co.	4,116	351,506
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,166	340,379

		5,362,917

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	1,724	286,942
Dell Technologies Inc., Class C(a)	2,423	117,734
Hewlett Packard Enterprise Co.	24,073	375,298
HP Inc.	15,137	333,468
NetApp Inc.	5,218	332,752
Seagate Technology PLC	8,518	377,177
Western Digital Corp.	7,828	352,182
Xerox Corp.	14,537	410,089

		2,585,642

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	8,316	353,264
Hanesbrands Inc.	25,176	377,388
Lululemon Athletica Inc.(a)	2,930	433,083
NIKE Inc., Class B	4,598	376,484
PVH Corp.	3,377	368,465
Ralph Lauren Corp.	3,259	378,500
Tapestry Inc.	9,452	365,887
Under Armour Inc., Class A(a)(b)	8,927	185,146
Under Armour Inc., Class C, NVS(a)	9,155	173,396
VF Corp.	4,390	369,506

		3,381,119

Tobacco — 0.3%
Altria Group Inc.	5,899	291,116
Philip Morris International Inc.	3,755	288,083

		579,199

Trading Companies & Distributors — 0.7%
Fastenal Co.	6,395	386,642

Security	Shares	Value

Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	9,734	$408,244
United Rentals Inc.(a)	3,314	415,111
WW Grainger Inc.	1,189	351,219

		1,561,216

Water Utilities — 0.2%
American Water Works Co. Inc.	3,804	363,929

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	57,203	356,947
T-Mobile U.S. Inc.(a)	5,049	351,511

		708,458

Total Common Stocks — 99.6% (Cost: $231,559,320)		222,776,626

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	6,993,251	6,995,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	590,366	590,366

		7,585,715

Total Short-Term Investments — 3.4% (Cost: $7,584,349)		7,585,715

Total Investments in Securities — 103.0% (Cost: $239,143,669)		230,362,341

Other Assets, Less Liabilities — (3.0)%		(6,804,947)

Net Assets — 100.0%		$223,557,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Purchased		Sold	01/31/19	01/31/19	Income		Gain (Loss) (a)	(Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,716	3,144,535	(b)	—	6,993,251	$6,995,349	$13,292	(c)	$396	$290
BlackRock Cash Funds: Treasury, SL Agency Shares	327,181	263,185	(b)	—	590,366	590,366	4,653		—	—
BlackRock Inc.	675	484		(334)	825	342,441	4,604		(509)	(55,340)
PNC Financial Services Group Inc. (The) (d)	2,745	1,656		(1,894)	2,507	N/A	5,034		(12,092)	(43,110)

						$7,928,156	$27,583		$(12,205)	$(98,160)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Size Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	6	03/15/19	$ 198	$14,415
S&P 500 E-Mini	4	03/15/19	541	37,604

				$52,019

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$52,019

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(73,544)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$51,998

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$534,732

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$222,776,626	$—	$—	$222,776,626
Money Market Funds	7,585,715	—	—	7,585,715

	$230,362,341	$—	$—	$230,362,341

Derivative financial instruments(a)
Assets
Futures Contracts	$52,019	$—	$—	$52,019

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Arconic Inc.	262,352	$4,937,465

Air Freight & Logistics — 1.0%
FedEx Corp.	192,481	34,178,851

Airlines — 1.8%
American Airlines Group Inc.	268,433	9,601,849
Delta Air Lines Inc.	448,826	22,185,469
Southwest Airlines Co.	280,646	15,929,467
United Continental Holdings Inc.(a)	187,437	16,357,627

		64,074,412

Auto Components — 0.9%
BorgWarner Inc.	212,041	8,672,477
Goodyear Tire & Rubber Co. (The)	433,098	9,177,347
Lear Corp.	101,028	15,551,240

		33,401,064

Automobiles — 4.6%
Ford Motor Co.	6,787,306	59,728,293
General Motors Co.	2,732,664	106,628,549

		166,356,842

Banks — 6.5%
Bank of America Corp.	4,271,104	121,598,331
CIT Group Inc.	64,888	2,997,177
Citigroup Inc.	1,578,025	101,719,491
Citizens Financial Group Inc.	251,236	8,521,925

		234,836,924

Beverages — 0.5%
Molson Coors Brewing Co., Class B	252,936	16,848,067

Biotechnology — 2.8%
Celgene Corp.(a)	270,360	23,916,046
Gilead Sciences Inc.	1,022,821	71,607,698
United Therapeutics Corp.(a)(b)	33,838	3,902,536

		99,426,280

Building Products — 0.6%
Johnson Controls International PLC	360,868	12,186,512
Owens Corning	155,119	8,126,685

		20,313,197

Capital Markets — 1.9%
Goldman Sachs Group Inc. (The)	193,890	38,392,159
Invesco Ltd.	143,400	2,612,748
Morgan Stanley	607,670	25,704,441

		66,709,348

Chemicals — 1.2%
Chemours Co. (The)	76,650	2,740,238
Eastman Chemical Co.	95,374	7,689,052
LyondellBasell Industries NV, Class A	247,937	21,563,081
Mosaic Co. (The)	266,022	8,587,190
Westlake Chemical Corp.	22,659	1,674,500

		42,254,061

Communications Equipment — 0.3%
Juniper Networks Inc.	413,199	10,718,382

Construction & Engineering — 0.6%
Fluor Corp.	172,060	6,292,234
Jacobs Engineering Group Inc.	231,208	14,982,279

		21,274,513

Security	Shares	Value

Consumer Finance — 1.0%
Ally Financial Inc.	337,318	$8,790,507
Capital One Financial Corp.	337,692	27,214,598

		36,005,105

Containers & Packaging — 0.5%
International Paper Co.	181,626	8,614,521
Westrock Co.	230,570	9,386,505

		18,001,026

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	141,304	2,619,776
Jefferies Financial Group Inc.	179,985	3,745,488
Voya Financial Inc.(b)	117,097	5,436,814

		11,802,078

Diversified Telecommunication Services — 8.0%
AT&T Inc.	9,037,005	271,652,371
CenturyLink Inc.	996,987	15,273,841

		286,926,212

Electric Utilities — 2.1%
Entergy Corp.	155,333	13,854,150
Exelon Corp.	1,314,738	62,791,887

		76,646,037

Electrical Equipment — 0.6%
Eaton Corp. PLC	299,501	22,836,951

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics Inc.(a)	113,977	8,656,553
Corning Inc.	758,702	25,234,429
Flex Ltd.(a)	859,174	8,265,254

		42,156,236

Entertainment — 0.6%
Viacom Inc., Class B, NVS	694,528	20,433,014

Equity Real Estate Investment Trusts (REITs) — 2.6%
Host Hotels & Resorts Inc.	3,239,495	58,505,279
National Retail Properties Inc.	211,680	11,157,653
VEREIT Inc.	3,001,684	24,253,607

		93,916,539

Food & Staples Retailing — 2.8%
Kroger Co. (The)	989,273	28,026,104
Walgreens Boots Alliance Inc.	1,006,733	72,746,527

		100,772,631

Food Products — 3.6%
Archer-Daniels-Midland Co.	878,763	39,456,459
Bunge Ltd.	235,213	12,953,180
Ingredion Inc.	69,054	6,836,346
JM Smucker Co. (The)	149,663	15,696,655
Kraft Heinz Co. (The)	563,201	27,067,440
Tyson Foods Inc., Class A	455,113	28,180,597

		130,190,677

Health Care Providers & Services — 5.9%
AmerisourceBergen Corp.	90,403	7,536,898
Anthem Inc.	132,877	40,261,731
Cardinal Health Inc.	229,043	11,445,279
Centene Corp.(a)	119,394	15,589,275
Cigna Corp.	245,868	49,126,885
CVS Health Corp.	772,916	50,664,644
DaVita Inc.(a)	72,832	4,088,060
McKesson Corp.	167,778	21,517,528
Universal Health Services Inc., Class B	58,230	7,717,222

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
WellCare Health Plans Inc.(a)(b)	20,041	$5,540,936

		213,488,458

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	424,355	24,434,361
Norwegian Cruise Line Holdings Ltd.(a)	99,481	5,116,308

		29,550,669

Household Durables — 1.3%
DR Horton Inc.	144,213	5,544,990
Lennar Corp., Class A(b)	264,647	12,549,561
Mohawk Industries Inc.(a)(b)	29,782	3,835,624
Newell Brands Inc.	550,933	11,685,289
PulteGroup Inc.	141,339	3,930,637
Whirlpool Corp.	75,569	10,051,433

		47,597,534

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	557,159	9,131,836
Vistra Energy Corp.(a)	385,630	9,683,169

		18,815,005

Industrial Conglomerates — 1.2%
General Electric Co.	4,289,862	43,584,998

Insurance — 3.7%
American International Group Inc.	763,822	33,020,025
Athene Holding Ltd., Class A(a)	95,470	4,095,663
Brighthouse Financial Inc.(a)(b)	98,306	3,670,746
Everest Re Group Ltd.	19,271	4,221,313
Hartford Financial Services Group Inc. (The)	143,737	6,744,140
Lincoln National Corp.	171,225	10,014,950
Loews Corp.	142,980	6,848,742
MetLife Inc.	654,063	29,871,057
Prudential Financial Inc.	322,380	29,704,093
Unum Group	150,829	5,242,816

		133,433,545

Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc.(a)	274,511	5,970,614

IT Services — 4.1%
Alliance Data Systems Corp.	45,084	8,006,467
DXC Technology Co.	356,247	22,842,558
International Business Machines Corp.	860,748	115,701,746

		146,550,771

Machinery — 1.3%
Cummins Inc.	183,082	26,933,193
PACCAR Inc.	309,101	20,252,298

		47,185,491

Media — 1.1%
Discovery Inc., Class A(a)(b)	243,875	6,921,172
Discovery Inc., Class C, NVS(a)	480,801	12,813,347
DISH Network Corp., Class A(a)	132,812	4,073,344
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	54,263	2,158,582
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	106,835	4,269,127
News Corp., Class A, NVS	816,416	10,474,617

		40,710,189

Metals & Mining — 1.0%
Freeport-McMoRan Inc.	1,078,740	12,556,534
Newmont Mining Corp.	260,938	8,900,595
Nucor Corp.	168,314	10,307,549

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	134,719	$4,929,368

		36,694,046

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	331,843	5,943,308
Annaly Capital Management Inc.	772,608	8,066,028

		14,009,336

Multiline Retail — 2.0%
Kohl’s Corp.	236,734	16,261,258
Macy’s Inc.	491,350	12,922,505
Nordstrom Inc.	104,228	4,837,222
Target Corp.	497,608	36,325,384

		70,346,369

Oil, Gas & Consumable Fuels — 5.7%
Antero Resources Corp.(a)	251,452	2,529,607
Chevron Corp.	988,815	113,367,640
HollyFrontier Corp.	101,793	5,735,018
Kinder Morgan Inc./DE	827,402	14,975,976
Marathon Petroleum Corp.	518,515	34,356,804
Plains GP Holdings LP, Class A	67,704	1,546,359
Valero Energy Corp.	349,932	30,731,028

		203,242,432

Personal Products — 0.1%
Coty Inc., Class A	593,413	4,604,885

Pharmaceuticals — 5.7%
Allergan PLC	373,355	53,755,653
Jazz Pharmaceuticals PLC(a)	29,336	3,693,109
Mylan NV(a)	538,651	16,132,597
Perrigo Co. PLC	75,128	3,489,696
Pfizer Inc.	3,049,496	129,451,105

		206,522,160

Professional Services — 0.2%
ManpowerGroup Inc.	75,295	5,950,564

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.	102,241	14,662,382

Road & Rail — 1.5%
AMERCO	9,217	3,342,637
Knight-Swift Transportation Holdings Inc.	140,719	4,467,828
Norfolk Southern Corp.	283,677	47,583,980

		55,394,445

Semiconductors & Semiconductor Equipment — 11.7%
Intel Corp.	4,632,476	218,282,269
Lam Research Corp.	165,177	28,010,716
Marvell Technology Group Ltd.	388,665	7,201,962
Micron Technology Inc.(a)	2,494,906	95,355,307
ON Semiconductor Corp.(a)(b)	410,692	8,230,268
Qorvo Inc.(a)(b)	149,387	9,763,934
QUALCOMM Inc.	1,060,223	52,502,243

		419,346,699

Specialty Retail — 0.2%
Gap Inc. (The)	271,144	6,897,903

Technology Hardware, Storage & Peripherals — 3.6%
Hewlett Packard Enterprise Co.	3,257,488	50,784,238
HP Inc.	1,289,188	28,400,812
Seagate Technology PLC	356,216	15,773,244
Western Digital Corp.	609,022	27,399,900

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	275,135	$7,761,558

		130,119,752

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	147,984	6,286,360
Ralph Lauren Corp.	45,392	5,271,827

		11,558,187

Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)	165,271	20,701,845

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	770,014	4,804,887

Total Common Stocks — 99.7% (Cost: $3,672,531,729)		3,586,759,078

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	19,810,439	19,816,381

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,687,959	$2,687,959

		22,504,340

Total Short-Term Investments — 0.6% (Cost: $22,502,031)		22,504,340

Total Investments in Securities — 100.3% (Cost: $3,695,033,760)		3,609,263,418

Other Assets, Less Liabilities — (0.3)%		(11,139,593)

Net Assets — 100.0%		$3,598,123,825

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	07/31/18	Net Activity	01/31/19	01/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,857,413	(2,046,974)	19,810,439	$19,816,381	$24,264	(b)	$538		$(186)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,678,992	(5,991,033)	2,687,959	2,687,959	75,739		—		—

				$22,504,340	$100,003		$538		$(186)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-mini	39	03/15/19	$ 2,925	$140,269
S&P 500 E-Mini	58	03/15/19	7,843	329,428

				$469,697

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI USA Value Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$469,697

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,017,670)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$293,709

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,485,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,586,759,078	$—	$—	$3,586,759,078
Money Market Funds	22,504,340	—	—	22,504,340

	$3,609,263,418	$—	$—	$3,609,263,418

Derivative financial instruments(a)
Assets
Futures Contracts	$469,697	$—	$—	$469,697

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$136,320,640	$545,440,171	$5,114,129	$303,926,777
Affiliated(c)	896,874	543,511	51,420	665,153
Foreign currency, at value(d)	273,753	660,307	6,991	508,498
Receivables:
Securities lending income — Affiliated	4,241	—	173	2,021
Capital shares sold	—	296,308	—	—
Dividends	48,273	257,130	6,017	403,851
Tax reclaims	35,285	95,513	648	33,774

Total assets	137,579,066	547,292,940	5,179,378	305,540,074

LIABILITIES
Collateral on securities loaned, at value	856,881	—	49,839	589,057
Payables:
Investments purchased	—	852,018	713	—
Investment advisory fees	35,924	98,009	1,265	75,225

Total liabilities	892,805	950,027	51,817	664,282

NET ASSETS	$136,686,261	$546,342,913	$5,127,561	$304,875,792

NET ASSETS CONSIST OF:
Paid-in capital	$151,491,553	$538,622,766	$5,435,449	$314,485,128
Accumulated earnings (loss)	(14,805,292)	7,720,147	(307,888)	(9,609,336)

NET ASSETS	$136,686,261	$546,342,913	$5,127,561	$304,875,792

Shares outstanding	5,000,000	19,800,000	200,000	12,900,000

Net asset value	$27.34	$27.59	$25.64	$23.63

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$844,895	$—	$48,174	$588,125
(b) Investments, at cost — Unaffiliated	$133,937,429	$534,882,904	$5,236,104	$308,141,203
(c) Investments, at cost — Affiliated	$896,714	$543,511	$51,409	$665,094
(d) Foreign currency, at cost	$271,925	$655,215	$6,949	$501,546

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,056,365,486	$8,958,923,444	$222,434,185	$3,586,759,078
Affiliated(c)	61,978,138	280,768,167	7,928,156	22,504,340
Cash pledged:
Futures contracts	1,194,000	1,170,000	34,000	479,000
Receivables:
Investments sold	3,098,653,088	—	5,623	58,569
Securities lending income — Affiliated	28,577	18,793	4,455	2,604
Variation margin on futures contracts	201,032	212,300	6,353	79,232
Capital shares sold	304,733	13,843	—	287,545
Dividends	9,552,370	6,360,425	168,876	8,268,173

Total assets	11,228,277,424	9,247,466,972	230,581,648	3,618,438,541

LIABILITIES
Collateral on securities loaned, at value	34,497,446	107,554,465	6,993,871	19,815,399
Payables:
Investments purchased	2,981,134,394	—	—	—
Capital shares redeemed	2,605,503	—	—	52,281
Investment advisory fees	1,035,180	1,043,199	30,383	447,036

Total liabilities	3,019,272,523	108,597,664	7,024,254	20,314,716

NET ASSETS	$8,209,004,901	$9,138,869,308	$223,557,394	$3,598,123,825

NET ASSETS CONSIST OF:
Paid-in capital	$8,233,394,488	$8,949,112,647	$232,451,114	$3,596,699,031
Accumulated earnings (loss)	(24,389,587)	189,756,661	(8,893,720)	1,424,794

NET ASSETS	$8,209,004,901	$9,138,869,308	$223,557,394	$3,598,123,825

Shares outstanding	77,050,000	110,000,000	2,650,000	45,150,000

Net asset value	$106.54	$83.08	$84.36	$79.69

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$34,076,358	$105,004,439	$6,898,431	$19,497,903
(b) Investments, at cost — Unaffiliated	$7,941,835,676	$8,591,488,464	$231,157,484	$3,672,531,729
(c) Investments, at cost — Affiliated	$61,970,371	$284,516,702	$7,986,185	$22,502,031

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,481,632	$1,291,847	$60,302	$3,284,153
Dividends — Affiliated	2,021	2,465	78	1,603
Securities lending income — Affiliated — net	13,684	2,649	462	13,795
Foreign taxes withheld	(121,212)	(92,413)	(4,891)	(248,150)

Total investment income	1,376,125	1,204,548	55,951	3,051,401

EXPENSES
Investment advisory fees	218,599	230,164	7,816	399,868

Total expenses	218,599	230,164	7,816	399,868

Net investment income	1,157,526	974,384	48,135	2,651,533

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,979,868)	(1,402,274)	(85,081)	(1,246,728)
Investments — Affiliated	11	(9)	—	(347)
In-kind redemptions — Unaffiliated	475,403	—	—	—
Foreign currency transactions	(8,113)	(6,146)	(220)	(7,843)

Net realized loss	(11,512,567)	(1,408,429)	(85,301)	(1,254,918)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,478,222)	6,786,999	(299,016)	(17,576,837)
Investments — Affiliated	116	(4)	6	59
Foreign currency translations	3,463	8,099	160	19,278

Net change in unrealized appreciation (depreciation)	(2,474,643)	6,795,094	(298,850)	(17,557,500)

Net realized and unrealized gain (loss)	(13,987,210)	5,386,665	(384,151)	(18,812,418)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,829,684)	$6,361,049	$(336,016)	$(16,160,885)

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$67,522,840	$67,183,339	$2,607,158	$52,280,301
Dividends — Affiliated	690,121	1,938,794	14,291	75,739
Interest — Unaffiliated	8,627	—	207	5,040
Securities lending income — Affiliated — net	136,945	68,288	13,292	24,264
Foreign taxes withheld	—	—	(292)	—

Total investment income	68,358,533	69,190,421	2,634,656	52,385,344

EXPENSES
Investment advisory fees	7,070,953	5,157,502	165,523	2,787,334

Total expenses	7,070,953	5,157,502	165,523	2,787,334

Net investment income	61,287,580	64,032,919	2,469,133	49,598,010

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(306,348,966)	(101,782,159)	(4,165,645)	(76,051,254)
Investments — Affiliated	(14,509,108)	(7,572,477)	(13,559)	538
In-kind redemptions — Unaffiliated	416,497,331	117,677,670	9,886,458	240,602,669
In-kind redemptions — Affiliated	(660,452)	1,109,789	1,354	—
Futures contracts	(507,898)	(1,661,288)	(73,544)	(1,017,670)
Foreign currency transactions	—	—	(4)	—

Net realized gain	94,470,907	7,771,535	5,635,060	163,534,283

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(677,550,237)	(183,822,507)	(9,399,541)	(417,928,028)
Investments — Affiliated	2,316,274	(18,683,114)	(98,160)	(186)
Futures contracts	258,794	1,312,753	51,998	293,709

Net change in unrealized appreciation (depreciation)	(674,975,169)	(201,192,868)	(9,445,703)	(417,634,505)

Net realized and unrealized loss	(580,504,262)	(193,421,333)	(3,810,643)	(254,100,222)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(519,216,682)	$(129,388,414)	$(1,341,510)	$(204,502,212)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares		iShares
	Edge MSCI Intl Momentum Factor ETF		Edge MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,157,526	$2,154,559	$974,384	$1,902,344
Net realized loss	(11,512,567)	(3,372,842)	(1,408,429)	(214,858)
Net change in unrealized appreciation (depreciation)	(2,474,643)	1,566,739	6,795,094	1,803,259

Net increase (decrease) in net assets resulting from operations	(12,829,684)	348,456	6,361,049	3,490,745

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,205,231)	(2,320,718)	(913,671)	(1,780,158)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,700,253	108,454,210	446,111,726	73,425,267

NET ASSETS(a)
Total increase (decrease) in net assets	(4,334,662)	106,481,948	451,559,104	75,135,854
Beginning of period	141,020,923	34,538,975	94,783,809	19,647,955

End of period	$136,686,261	$141,020,923	$546,342,913	$94,783,809

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Edge MSCI Intl Size Factor ETF		Edge MSCI Intl Value Factor ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,135	$151,565	$2,651,533	$4,203,213
Net realized gain (loss)	(85,301)	10,491	(1,254,918)	1,907,211
Net change in unrealized appreciation (depreciation)	(298,850)	152,962	(17,557,500)	631,399

Net increase (decrease) in net assets resulting from operations	(336,016)	315,018	(16,160,885)	6,741,823

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(53,311)	(159,583)	(3,668,408)	(4,965,310)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	91,071,987	130,028,094

NET ASSETS(a)
Total increase (decrease) in net assets	(389,327)	155,435	71,242,694	131,804,607
Beginning of period	5,516,888	5,361,453	233,633,098	101,828,491

End of period	$5,127,561	$5,516,888	$304,875,792	$233,633,098

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Edge MSCI USA Momentum Factor ETF		Edge MSCI USA Quality Factor ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$61,287,580	$81,580,758	$64,032,919	$83,527,385
Net realized gain	94,470,907	502,549,820	7,771,535	241,637,373
Net change in unrealized appreciation (depreciation)	(674,975,169)	502,054,438	(201,192,868)	366,779,173

Net increase (decrease) in net assets resulting from operations	(519,216,682)	1,086,185,016	(129,388,414)	691,943,931

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,763,634)	(76,882,776)	(62,173,358)	(80,937,097)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(410,729,750)	4,748,591,098	3,548,998,458	1,704,868,424

NET ASSETS(a)
Total increase (decrease) in net assets	(987,710,066)	5,757,893,338	3,357,436,686	2,315,875,258
Beginning of period	9,196,714,967	3,438,821,629	5,781,432,622	3,465,557,364

End of period	$8,209,004,901	$9,196,714,967	$9,138,869,308	$5,781,432,622

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Edge MSCI USA Size Factor ETF		Edge MSCI USA Value Factor ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,469,133	$4,219,533	$49,598,010	$70,388,506
Net realized gain	5,635,060	24,112,114	163,534,283	180,282,735
Net change in unrealized appreciation (depreciation)	(9,445,703)	(4,878,104)	(417,634,505)	176,788,148

Net increase (decrease) in net assets resulting from operations	(1,341,510)	23,453,543	(204,502,212)	427,459,389

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,758,229)	(4,414,324)	(45,944,847)	(70,334,336)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,794,753	7,736,608	61,708,670	1,056,030,356

NET ASSETS(a)
Total increase (decrease) in net assets	15,695,014	26,775,827	(188,738,389)	1,413,155,409
Beginning of period	207,862,380	181,086,553	3,786,862,214	2,373,706,805

End of period	$223,557,394	$207,862,380	$3,598,123,825	$3,786,862,214

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Momentum Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Period From 01/13/15(a) to 07/31/15

Net asset value, beginning of period	$30.00		$28.78	$26.38	$27.48		$25.57

Net investment income(b)	0.22		0.67	0.73	0.55		0.31
Net realized and unrealized gain (loss)(c)		(2.66)	1.17	2.36	(1.22)		1.90

Net increase (decrease) from investment operations		(2.44)	1.84	3.09	(0.67)		2.21

Distributions
From net investment income		(0.22)	(0.59)	(0.69)	(0.43)			(0.30)
From net realized gain	—		(0.03)	—	—		—

Total distributions		(0.22)	(0.62)	(0.69)	(0.43)			(0.30)

Net asset value, end of period	$27.34		$30.00	$28.78	$26.38		$27.48

Total Return
Based on net asset value	(8.08	)%(d)	6.41%	12.01%	(2.26	)%(e)	8.63	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%		0.30	%(f)

Net investment income	1.59	%(f)	2.19%	2.75%	2.20%		2.07	%(f)

Supplemental Data
Net assets, end of period (000)	$136,686		$141,021	$34,539	$15,826		$5,496

Portfolio turnover rate(g)	59	%(d)	131%	105%	171%		55	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -2.37%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 01/13/15(a) to 07/31/15

Net asset value, beginning of period	$29.62		$28.07	$25.46	$26.96	$25.67

Net investment income(b)	0.18		0.99	0.76	0.84	0.57
Net realized and unrealized gain (loss)(c)		(2.01)	1.23	2.61	(1.70)	1.27

Net increase (decrease) from investment operations		(1.83)	2.22	3.37	(0.86)	1.84

Distributions
From net investment income		(0.20)	(0.67)	(0.76)	(0.64)		(0.55)

Total distributions		(0.20)	(0.67)	(0.76)	(0.64)		(0.55)

Net asset value, end of period	$27.59		$29.62	$28.07	$25.46	$26.96

Total Return
Based on net asset value	(6.12	)%(d)	7.97%	13.46%	(3.14)%	7.12	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30	%(e)

Net investment income	1.27	%(e)	3.36%	2.95%	3.40%	3.86	%(e)

Supplemental Data
Net assets, end of period (000)	$546,343		$94,784	$19,648	$15,277	$5,393

Portfolio turnover rate(f)	7	%(d)	21%	31%	30%	16	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Size Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 06/16/15(a) to 07/31/15

Net asset value, beginning of period	$27.58		$26.81	$24.16	$24.91	$25.00

Net investment income(b)	0.24		0.76	0.74	0.64	0.05
Net realized and unrealized gain (loss)(c)		(1.91)	0.81	2.84	(0.74)		(0.14)

Net increase (decrease) from investment operations		(1.67)	1.57	3.58	(0.10)		(0.09)

Distributions
From net investment income		(0.27)	(0.80)	(0.93)	(0.65)	—

Total distributions		(0.27)	(0.80)	(0.93)	(0.65)	—

Net asset value, end of period	$25.64		$27.58	$26.81	$24.16	$24.91

Total Return
Based on net asset value	(6.00	)%(d)	5.89%	15.14%	(0.28)%	(0.36	)%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30	%(e)

Net investment income	1.85	%(e)	2.73%	2.95%	2.76%	1.48	%(e)

Supplemental Data
Net assets, end of period (000)	$5,128		$5,517	$5,361	$4,833	$4,982

Portfolio turnover rate(f)	20	%(d)	13%	23%	19%	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Value Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 06/16/15(a) to 07/31/15

Net asset value, beginning of period	$25.67		$24.84	$20.96	$24.76	$24.60

Net investment income(b)	0.24		0.73	0.63	0.81	0.02
Net realized and unrealized gain (loss)(c)		(1.99)	0.88	3.75	(4.04)	0.14

Net increase (decrease) from investment operations		(1.75)	1.61	4.38	(3.23)	0.16

Distributions
From net investment income		(0.29)	(0.78)	(0.50)	(0.57)	—

Total distributions		(0.29)	(0.78)	(0.50)	(0.57)	—

Net asset value, end of period	$23.63		$25.67	$24.84	$20.96	$24.76

Total Return
Based on net asset value	(6.75	)%(d)	6.50%	21.11%	(12.97)%	0.65	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30	%(e)

Net investment income	1.99	%(e)	2.81%	2.73%	3.91%	0.72	%(e)

Supplemental Data
Net assets, end of period (000)	$304,876		$233,633	$101,828	$37,732	$2,476

Portfolio turnover rate(f)	12	%(d)	16%	14%	19%	1	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$111.68		$91.95	$78.43	$74.14	$62.56	$54.33

Net investment income(a)	0.72		1.32	1.17	0.89	0.91	0.70
Net realized and unrealized gain (loss)(b)		(5.20)	19.60	13.51	4.18	11.52	8.24

Net increase (decrease) from investment operations		(4.48)	20.92	14.68	5.07	12.43	8.94

Distributions
From net investment income		(0.66)	(1.19)	(1.16)	(0.78)	(0.85)	(0.71)

Total distributions		(0.66)	(1.19)	(1.16)	(0.78)	(0.85)	(0.71)

Net asset value, end of period	$106.54		$111.68	$91.95	$78.43	$74.14	$62.56

Total Return
Based on net asset value	(4.01	)%(c)	22.86%	18.94%	6.93%	19.97%	16.54%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.30	%(d)	1.24%	1.44%	1.22%	1.31%	1.18%

Supplemental Data
Net assets, end of period (000)	$8,209,005		$9,196,715	$3,438,822	$1,639,269	$800,714	$306,526

Portfolio turnover rate(e)	90	%(c)	104%	114%	129%	106%	123%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$86.55		$75.09	$68.00	$64.95	$57.68	$50.10

Net investment income(a)	0.79		1.55	1.46	1.28	0.98	0.85
Net realized and unrealized gain (loss)(b)		(3.48)	11.38	7.03	2.99	7.23	7.51

Net increase (decrease) from investment operations		(2.69)	12.93	8.49	4.27	8.21	8.36

Distributions
From net investment income		(0.78)	(1.47)	(1.40)	(1.22)	(0.94)	(0.78)

Total distributions		(0.78)	(1.47)	(1.40)	(1.22)	(0.94)	(0.78)

Net asset value, end of period	$83.08		$86.55	$75.09	$68.00	$64.95	$57.68

Total Return
Based on net asset value	(3.10	)%(c)	17.36%	12.62%	6.70%	14.30%	16.76%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.86	%(d)	1.88%	2.06%	1.99%	1.56%	1.52%

Supplemental Data
Net assets, end of period (000)	$9,138,869		$5,781,433	$3,465,557	$2,679,180	$1,120,387	$438,398

Portfolio turnover rate(e)	22	%(c)	41%	44%	50%	26%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$86.61		$78.73	$70.36	$66.84	$60.30	$53.83

Net investment income(a)	0.94		1.45	1.37	1.26	1.21	1.13
Net realized and unrealized gain (loss)(b)		(2.19)	8.02	8.33	3.56	6.53	6.51

Net increase (decrease) from investment operations		(1.25)	9.47	9.70	4.82	7.74	7.64

Distributions
From net investment income		(1.00)	(1.59)	(1.33)	(1.30)	(1.20)	(1.17)

Total distributions		(1.00)	(1.59)	(1.33)	(1.30)	(1.20)	(1.17)

Net asset value, end of period	$84.36		$86.61	$78.73	$70.36	$66.84	$60.30

Total Return
Based on net asset value	(1.42	)%(c)	12.16%	13.93%	7.39%	12.89%	14.31%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.24	%(d)	1.75%	1.86%	1.94%	1.85%	1.97%

Supplemental Data
Net assets, end of period (000)	$223,557		$207,862	$181,087	$193,498	$237,271	$129,652

Portfolio turnover rate(e)	23	%(c)	17%	19%	23%	22%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor ETF
	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$85.39		$75.00	$64.38	$65.95	$62.40	$54.64

Net investment income(a)	1.11		1.84	1.68	1.62	1.34	1.20
Net realized and unrealized gain (loss)(b)		(5.78)	10.40	10.50	(1.59)	3.37	7.72

Net increase (decrease) from investment operations		(4.67)	12.24	12.18	0.03	4.71	8.92

Distributions
From net investment income		(1.03)	(1.85)	(1.56)	(1.60)	(1.16)	(1.16)

Total distributions		(1.03)	(1.85)	(1.56)	(1.60)	(1.16)	(1.16)

Net asset value, end of period	$79.69		$85.39	$75.00	$64.38	$65.95	$62.40

Total Return
Based on net asset value	(5.47	)%(c)	16.47%	19.10%	0.18%	7.56%	16.47%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.67	%(d)	2.24%	2.35%	2.64%	2.04%	2.04%

Supplemental Data
Net assets, end of period (000)	$3,598,124		$3,786,862	$2,373,707	$675,959	$685,913	$159,110

Portfolio turnover rate(e)	23	%(c)	18%	26%	81%	15%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Intl Momentum Factor	Diversified
Edge MSCI Intl Quality Factor	Diversified
Edge MSCI Intl Size Factor	Diversified
Edge MSCI Intl Value Factor	Diversified
Edge MSCI USA Momentum Factor	Diversified
Edge MSCI USA Quality Factor	Diversified
Edge MSCI USA Size Factor	Diversified
Edge MSCI USA Value Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Intl Momentum Factor
Credit Suisse Securities (USA) LLC	$351,649	$351,649		$—	$—
UBS AG	493,246	493,246		—	—

	$844,895	$844,895		$—	$—

Edge MSCI Intl Size Factor
Citigroup Global Markets Inc.	$5,626	$5,626		$—	$—
Credit Suisse Securities (USA) LLC	21,010	21,010		—	—
JPMorgan Securities LLC	4,141	4,141		—	—
Merrill Lynch, Pierce, Fenner & Smith	13,580	13,580		—	—
SG Americas Securities LLC	3,817	3,817		—	—

	$48,174	$48,174		$—	$—

Edge MSCI Intl Value Factor
Citigroup Global Markets Inc.	$588,125	$588,125		$—	$—

Edge MSCI USA Momentum Factor
BNP Paribas Prime Brokerage International Ltd.	$158,422	$158,422		$—	$—
Goldman Sachs & Co.	1,854,579	1,854,579		—	—
JPMorgan Securities LLC	903,226	903,226		—	—
Wells Fargo Bank, National Association	30,914,461	30,914,461		—	—
Wells Fargo Securities LLC	245,670	245,670		—	—

	$34,076,358	$34,076,358		$—	$—

Edge MSCI USA Quality Factor
Barclays Bank PLC	$3,739,593	$3,739,593		$—	$—
Barclays Capital Inc.	1,640,691	1,640,691		—	—
Citigroup Global Markets Inc.	824	824		—	—
Goldman Sachs & Co.	13,905,770	13,287,373		—	(618,397	)(b)
HSBC Bank PLC	6,108,573	6,108,573		—	—
JPMorgan Securities LLC	12,072,597	12,072,597		—	—
Merrill Lynch, Pierce, Fenner & Smith	67,536,391	67,536,391		—	—

	$105,004,439	$104,386,042		$—	$(618,397)

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI USA Size Factor
BNP Paribas Prime Brokerage International Ltd.	$154,927	$154,927		$—	$—
BNP Paribas Securities Corp.	273,934	273,934		—	—
Citigroup Global Markets Inc.	324,520	324,520		—	—
Deutsche Bank Securities Inc.	101,232	101,232		—	—
Goldman Sachs & Co.	1,096,596	1,096,596		—	—
JPMorgan Securities LLC	1,922,167	1,922,167		—	—
Merrill Lynch, Pierce, Fenner & Smith	741,014	741,014		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	850,574	822,535		—	(28,039	)(b)
National Financial Services LLC	478,337	458,947		—	(19,390	)(b)
State Street Bank & Trust Company	287,834	287,834		—	—
TD Prime Services LLC	344,869	344,869		—	—
UBS AG	322,427	322,427		—	—

	$6,898,431	$6,851,002		$—	$(47,429)

Edge MSCI USA Value Factor
BNP Paribas Prime Brokerage International Ltd.	$1,261,448	$1,261,448		$—	$—
Citigroup Global Markets Inc.	7,826,993	7,826,993		—	—
Goldman Sachs & Co.	365,986	365,986		—	—
Jefferies LLC	14,133	13,695		—	(438	)(b)
JPMorgan Securities LLC	4,977	4,977		—	—
Merrill Lynch, Pierce, Fenner & Smith	129,214	125,214		—	(4,000	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,804,999	9,804,999		—	—
State Street Bank & Trust Company	90,153	89,954		—	(199	)(b)

	$19,497,903	$19,493,266		$—	$(4,637)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Intl Momentum Factor	0.30%
Edge MSCI Intl Quality Factor	0.30
Edge MSCI Intl Size Factor	0.30
Edge MSCI Intl Value Factor	0.30
Edge MSCI USA Momentum Factor	0.15
Edge MSCI USA Quality Factor	0.15
Edge MSCI USA Size Factor	0.15
Edge MSCI USA Value Factor	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF and iShares Edge MSCI Intl Value Factor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Intl Momentum Factor	$2,713
Edge MSCI Intl Quality Factor	476
Edge MSCI Intl Size Factor	96
Edge MSCI Intl Value Factor	2,692
Edge MSCI USA Momentum Factor	64,868
Edge MSCI USA Quality Factor	32,013
Edge MSCI USA Size Factor	5,583
Edge MSCI USA Value Factor	10,895

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Value Factor	$12,403,289	$11,947,230
Edge MSCI USA Momentum Factor	1,007,421,742	669,538,505
Edge MSCI USA Quality Factor	301,179,969	437,042,177
Edge MSCI USA Size Factor	23,259,932	28,411,745
Edge MSCI USA Value Factor	393,591,120	499,932,021

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Momentum Factor	$86,227,213	$85,034,063
Edge MSCI Intl Quality Factor	28,767,148	11,000,146
Edge MSCI Intl Size Factor	1,043,972	1,036,037
Edge MSCI Intl Value Factor	37,541,325	31,701,622
Edge MSCI USA Momentum Factor	8,299,961,575	8,386,304,681
Edge MSCI USA Quality Factor	1,535,168,739	1,530,849,179
Edge MSCI USA Size Factor	51,662,739	50,661,442
Edge MSCI USA Value Factor	879,258,710	847,958,514

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Intl Momentum Factor	$18,803,595	$10,372,183
Edge MSCI Intl Quality Factor	427,828,613	—
Edge MSCI Intl Value Factor	84,051,072	—
Edge MSCI USA Momentum Factor	2,670,300,733	3,075,805,362
Edge MSCI USA Quality Factor	4,203,780,101	669,194,393
Edge MSCI USA Size Factor	131,108,539	111,696,261
Edge MSCI USA Value Factor	1,232,786,219	1,173,037,943

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Intl Momentum Factor	$5,552,370
Edge MSCI Intl Quality Factor	799,987
Edge MSCI Intl Size Factor	93,916
Edge MSCI Intl Value Factor	450,693
Edge MSCI USA Momentum Factor	208,742,723
Edge MSCI USA Quality Factor	117,947,378
Edge MSCI USA Size Factor	4,587,808
Edge MSCI USA Value Factor	50,614,753

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Intl Momentum Factor	$135,108,769	$6,130,199	$(4,021,454)	$2,108,745
Edge MSCI Intl Quality Factor	536,304,047	16,243,095	(6,563,460)	9,679,635
Edge MSCI Intl Size Factor	5,310,102	387,877	(532,430)	(144,553)
Edge MSCI Intl Value Factor	312,231,048	13,020,301	(20,659,419)	(7,639,118)
Edge MSCI USA Momentum Factor	8,039,349,182	286,311,936	(206,681,867)	79,630,069
Edge MSCI USA Quality Factor	8,948,865,630	582,770,039	(290,439,190)	292,330,849
Edge MSCI USA Size Factor	240,394,492	6,895,317	(16,875,449)	(9,980,132)
Edge MSCI USA Value Factor	3,728,560,750	141,116,436	(259,944,071)	(118,827,635)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

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Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Intl Momentum Factor
Shares sold	700,000	$20,383,168	4,000,000	$123,784,058
Shares redeemed	(400,000)	(10,682,915)	(500,000)	(15,329,848)

Net increase	300,000	$9,700,253	3,500,000	$108,454,210

Edge MSCI Intl Quality Factor
Shares sold	16,600,000	$446,111,726	2,800,000	$82,304,096
Shares redeemed	—	—	(300,000)	(8,878,829)

Net increase	16,600,000	$446,111,726	2,500,000	$73,425,267

Edge MSCI Intl Value Factor
Shares sold	3,800,000	$91,071,987	5,500,000	$143,048,179
Shares redeemed	—	—	(500,000)	(13,020,085)

Net increase	3,800,000	$91,071,987	5,000,000	$130,028,094

Edge MSCI USA Momentum Factor
Shares sold	24,350,000	$2,716,720,415	78,950,000	$8,388,923,519
Shares redeemed	(29,650,000)	(3,127,450,165)	(34,000,000)	(3,640,332,421)

Net increase (decrease)	(5,300,000)	$(410,729,750)	44,950,000	$4,748,591,098

Edge MSCI USA Quality Factor
Shares sold	51,250,000	$4,220,174,306	42,100,000	$3,472,978,894
Shares redeemed	(8,050,000)	(671,175,848)	(21,450,000)	(1,768,110,470)

Net increase	43,200,000	$3,548,998,458	20,650,000	$1,704,868,424

Edge MSCI USA Size Factor
Shares sold	1,600,000	$132,175,789	2,950,000	$243,677,640
Shares redeemed	(1,350,000)	(112,381,036)	(2,850,000)	(235,941,032)

Net increase	250,000	$19,794,753	100,000	$7,736,608

Edge MSCI USA Value Factor
Shares sold	15,250,000	$1,243,747,950	25,150,000	$2,071,893,289
Shares redeemed	(14,450,000)	(1,182,039,280)	(12,450,000)	(1,015,862,933)

Net increase	800,000	$61,708,670	12,700,000	$1,056,030,356

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Net Realized Gains
Edge MSCI Intl Momentum Factor	$2,262,989	$57,729
Edge MSCI Intl Quality Factor	1,780,158	—
Edge MSCI Intl Size Factor	159,583	—
Edge MSCI Intl Value Factor	4,965,310	—
Edge MSCI USA Momentum Factor	76,882,776	—
Edge MSCI USA Quality Factor	80,937,097	—
Edge MSCI USA Size Factor	4,414,324	—
Edge MSCI USA Value Factor	70,334,336	—

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Edge MSCI Intl Momentum Factor	$195,310
Edge MSCI Intl Quality Factor	87,407
Edge MSCI Intl Size Factor	1,963
Edge MSCI Intl Value Factor	(89,284)
Edge MSCI USA Momentum Factor	7,105,047
Edge MSCI USA Quality Factor	5,934,209
Edge MSCI USA Size Factor	328,277
Edge MSCI USA Value Factor	3,855,724

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Intl Momentum Factor(a)	$0.211205	$—	$0.011986	$0.223191	95%	—%	5%	100%
Edge MSCI Intl Quality Factor(a)	0.183766	—	0.019272	0.203038	91	—	9	100
Edge MSCI Intl Value Factor(a)	0.232134	—	0.056717	0.288851	80	—	20	100
Edge MSCI USA Momentum Factor(a)	0.609135	—	0.051546	0.660681	92	—	8	100
Edge MSCI USA Quality Factor(a)	0.741262	—	0.039281	0.780543	95	—	5	100
Edge MSCI USA Size Factor(a)	0.827222	—	0.171179	0.998401	83	—	17	100
Edge MSCI USA Value Factor(a)	0.952135	—	0.076610	1.028745	93	—	7	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	81

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Edge MSCI Multifactor Global ETF | ACWF | NYSE Arca

▶	iShares Edge MSCI Multifactor Intl ETF | INTF | NYSE Arca

▶	iShares Edge MSCI Multifactor Intl Small-Cap ETF | ISCF | NYSE Arca

▶	iShares Edge MSCI Multifactor USA ETF | LRGF | NYSE Arca

▶	iShares Edge MSCI Multifactor USA Small-Cap ETF | SMLF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Edge MSCI Multifactor Global ETF

Investment Objective

The iShares Edge MSCI Multifactor Global ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(5.70)%	(9.66)%	5.11%	(9.66)%	20.63%
Fund Market	(6.35)	(10.51)	5.09	(10.51)	20.54
Index	(5.70)	(9.67)	5.33	(9.67)	21.54

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 943.00	$ 1.71		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Health Care	16.1%
Information Technology	15.5
Financials	15.0
Consumer Discretionary	12.9
Industrials	11.4
Materials	7.6
Utilities	5.0
Energy	5.0
Communication Services	4.6
Consumer Staples	3.8
Real Estate	3.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

	Percent of
Country	Total Investments	(a)
United States	58.4%
China	8.5
Japan	6.6
Australia	3.6
United Kingdom	3.6
Canada	2.5
South Korea	2.3
France	2.0
Switzerland	1.4
Russia	1.3

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Edge MSCI Multifactor Intl ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.64)%	(13.11)%	3.22%	(13.11)%	12.66%
Fund Market	(7.83)	(13.11)	3.21	(13.11)	12.64
Index	(7.65)	(13.03)	3.33	(13.03)	13.11

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 923.60	$ 1.45		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Financials	15.7%
Industrials	12.8
Materials	11.9
Consumer Discretionary	11.9
Health Care	10.0
Information Technology	9.5
Consumer Staples	8.1
Real Estate	7.4
Energy	5.2
Utilities	4.2
Communication Services	3.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

	Percent of
Country	Total Investments	(a)
Japan	24.9%
United Kingdom	13.6
Australia	11.1
France	8.6
Canada	7.7
Switzerland	7.4
Spain	4.9
Hong Kong	4.8
Germany	3.9
Netherlands	3.4

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Fund Summary as of January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(10.43)%	(14.96)%	5.49%	(14.96)%	22.27%
Fund Market	(11.11)	(15.70)	5.47	(15.70)	22.22
Index	(10.66)	(15.17)	5.70	(15.17)	23.16

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 895.70	$ 1.91		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Industrials	20.5%
Information Technology	12.8
Materials	11.9
Health Care	10.8
Consumer Discretionary	10.3
Financials	8.5
Real Estate	8.5
Energy	5.9
Consumer Staples	5.1
Communication Services	3.5
Utilities	2.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

	Percent of
Country	Total Investments	(a)
Japan	29.8%
United Kingdom	18.3
Australia	10.6
Canada	9.3
Switzerland	5.2
Netherlands	3.7
Germany	3.5
Norway	3.2
Belgium	2.6
Denmark	2.0

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Edge MSCI Multifactor USA ETF

Investment Objective

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.13)%	(5.67)%	7.17%	(5.67)%	29.78%
Fund Market	(6.10)	(5.64)	7.18	(5.64)	29.82
Index	(6.04)	(5.51)	7.42	(5.51)	30.85

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 938.70	$ 0.98		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	20.3%
Health Care	16.1
Industrials	12.4
Financials	10.1
Consumer Discretionary	9.0
Utilities	7.0
Energy	6.9
Real Estate	5.1
Communication Services	5.0
Materials	4.4
Consumer Staples	3.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Cigna Corp.	3.2%
Anthem Inc.	2.5
AT&T Inc.	2.4
Intuit Inc.	2.3
Norfolk Southern Corp.	2.0
Exelon Corp.	2.0
Marathon Petroleum Corp.	2.0
Micron Technology Inc.	1.9
Humana Inc.	1.8
Phillips 66	1.8

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Fund Summary as of January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.39)%	(1.39)%	8.54%	(1.39)%	36.15%
Fund Market	(7.41)	(1.41)	8.56	(1.41)	36.21
Index	(7.23)	(1.17)	8.92	(1.17)	37.82

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 926.10	$ 1.46		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	20.4%
Health Care	18.8
Financials	16.6
Consumer Discretionary	12.0
Industrials	9.4
Real Estate	5.8
Materials	4.7
Communication Services	4.6
Energy	2.7
Utilities	2.6
Consumer Staples	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Aspen Technology Inc.	1.0%
Teradyne Inc.	1.0
Encompass Health Corp.	1.0
Integrated Device Technology Inc.	0.9
Masimo Corp.	0.9
Reliance Steel & Aluminum Co.	0.9
Ciena Corp.	0.8
National Instruments Corp.	0.8
First American Financial Corp.	0.8
Quanta Services Inc.	0.8

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.6%
AGL Energy Ltd.	10,125	$158,136
BHP Group PLC	51,678	1,148,995
CIMIC Group Ltd.	1,701	55,577
Coca-Cola Amatil Ltd.	10,773	65,983
Cochlear Ltd.	2,430	342,708
Dexus	27,378	229,172
Flight Centre Travel Group Ltd.	1,539	48,287
GPT Group (The)	46,332	195,941
Harvey Norman Holdings Ltd.	81	199
LendLease Group	16,475	146,916
Medibank Pvt Ltd.	44,145	84,333
Mirvac Group	152,604	267,051
Rio Tinto Ltd.	11,178	709,496
South32 Ltd.	136,728	351,924
Telstra Corp. Ltd.	105,948	240,254
Washington H Soul Pattinson & Co. Ltd.	3,321	63,710

		4,108,682

Belgium — 0.7%
Ageas	5,265	245,157
Colruyt SA	2,835	204,094
UCB SA	3,645	316,361

		765,612

Brazil — 0.6%
BB Seguridade Participacoes SA	16,200	138,128
Cia. de Saneamento Basico do Estado de Sao Paulo	8,500	101,198
Engie Brasil Energia SA	10,850	124,649
Sul America SA, NVS	8,750	77,104
TIM Participacoes SA	64,817	220,636

		661,715

Canada — 2.5%
CAE Inc.	12,312	261,746
CGI Group Inc.(a)	3,645	241,103
CI Financial Corp.	7,047	94,922
Constellation Software Inc./Canada	567	423,370
Empire Co. Ltd., Class A, NVS	4,779	107,494
Finning International Inc.	3,726	70,644
First Capital Realty Inc.	4,706	73,530
Husky Energy Inc.	8,667	102,885
IA Financial Corp Inc.(a)	3,580	133,054
Kinross Gold Corp.(a)	30,942	103,431
Magna International Inc.	9,477	501,813
Methanex Corp.	1,620	88,321
Metro Inc.	6,885	250,435
Teck Resources Ltd., Class B	14,094	343,416
West Fraser Timber Co. Ltd.	1,539	91,721

		2,887,885

Chile — 0.1%
Aguas Andinas SA, Class A	207,441	123,096

China — 8.5%
51job Inc., ADR(a)	1,053	73,331
Agile Group Holdings Ltd.	162,000	214,302
Agricultural Bank of China Ltd., Class H	891,000	419,003
Anhui Conch Cement Co. Ltd., Class H	40,500	218,844
China Agri-Industries Holdings Ltd.	405,000	144,003
China Conch Venture Holdings Ltd.	81,000	269,941
China Construction Bank Corp., Class H	2,268,000	2,026,161
China Everbright Bank Co. Ltd., Class H	81,000	38,917

Security	Shares	Value

China (continued)
China Longyuan Power Group Corp. Ltd., Class H	81,000	$60,492
China Mobile Ltd.	162,000	1,699,135
China Petroleum & Chemical Corp., Class H	648,000	542,567
China Railway Group Ltd., Class H	81,000	75,563
China Shenhua Energy Co. Ltd., Class H	81,000	204,392
China Telecom Corp. Ltd., Class H	324,000	175,075
CNOOC Ltd.	486,000	812,612
Dali Foods Group Co. Ltd.(b)	121,500	82,686
Dongfeng Motor Group Co. Ltd., Class H	170,000	177,871
Guangdong Investment Ltd.	170,000	324,111
Hanergy Thin Film Power Group Ltd.(a)(c)	659	—
Huaneng Renewables Corp. Ltd., Class H	162,000	46,453
Inner Mongolia Yitai Coal Co. Ltd., Class B	74,700	86,577
Kingboard Holdings Ltd.	40,500	141,681
Kunlun Energy Co. Ltd.	162,000	172,597
Lee & Man Paper Manufacturing Ltd.	83,000	73,726
Luye Pharma Group Ltd.(b)(d)	121,500	90,273
Nine Dragons Paper Holdings Ltd.	83,000	84,198
People’s Insurance Co. Group of China Ltd. (The), Class H	405,000	167,229
PICC Property & Casualty Co. Ltd., Class H	206,000	212,387
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	25,500	54,271
Shui On Land Ltd.	324,000	80,105
Sihuan Pharmaceutical Holdings Group Ltd.	486,000	102,196
Sun Art Retail Group Ltd.	121,500	120,157
Towngas China Co. Ltd.	162,000	128,829
Yuexiu Property Co. Ltd.	810,000	156,907
Yum China Holdings Inc.	11,016	401,533
YY Inc., ADR(a)	1,863	129,348

		9,807,473

Colombia — 0.2%
Ecopetrol SA	201,690	189,594

Denmark — 0.1%
H Lundbeck A/S	2,025	88,912
William Demant Holding A/S(a)	2,106	66,544

		155,456

Finland — 0.2%
Elisa OYJ	4,698	197,031
Orion OYJ, Class B	2,511	88,829

		285,860

France — 2.0%
Arkema SA, NVS	2,130	202,662
Atos SE	2,835	259,331
Cie. Generale des Etablissements Michelin SCA, NVS	4,536	493,626
CNP Assurances, NVS	4,212	95,888
Eutelsat Communications SA	3,240	68,778
Faurecia SA, NVS	1,563	68,439
Ipsen SA, NVS	1,377	173,804
Renault SA, NVS	5,508	390,901
SCOR SE	4,698	197,947
SES SA	9,234	188,813
Societe BIC SA, NVS	891	89,509
Ubisoft Entertainment SA, NVS(a)	1,215	108,047

		2,337,745

Germany — 0.8%
Covestro AG(b)	3,850	212,844
Deutsche Lufthansa AG, Registered	7,452	188,631
Hannover Rueck SE	1,620	234,031
HUGO BOSS AG	1,871	134,480

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
OSRAM Licht AG	2,592	$110,372
RTL Group SA	1,215	66,585

		946,943

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 1.2%
Hongkong Land Holdings Ltd.	40,500	290,385
Kerry Properties Ltd.	40,500	167,229
NWS Holdings Ltd.	85,000	194,553
Sino Land Co. Ltd.	170,000	304,612
Swire Properties Ltd.	66,000	256,541
Yue Yuen Industrial Holdings Ltd.	40,500	138,326

		1,351,646

Hungary — 0.1%
MOL Hungarian Oil &Gas PLC	8,262	99,009

India — 0.3%
GAIL India Ltd.	23,895	111,596
Hindustan Petroleum Corp. Ltd.	17,253	56,645
Indian Oil Corp. Ltd.	41,715	80,268
Tech Mahindra Ltd.	10,368	106,698

		355,207

Indonesia — 0.2%
Adaro Energy Tbk PT	461,700	45,930
Indah Kiat Pulp & Paper Corp. Tbk PT	113,400	105,507
Kalbe Farma Tbk PT	826,200	94,609

		246,046

Israel — 0.1%
Israel Chemicals Ltd.	16,443	95,266

Italy — 0.5%
Fiat Chrysler Automobiles NV(a)	29,808	510,243
Moncler SpA	1,863	70,330

		580,573

Japan — 6.6%
Alfresa Holdings Corp.	8,100	223,061
Asahi Kasei Corp.	40,500	443,591
Astellas Pharma Inc.	40,500	598,959
Brother Industries Ltd.	8,500	143,086
Dai Nippon Printing Co. Ltd.	8,100	187,261
Daicel Corp.	8,100	84,848
Electric Power Development Co. Ltd.	8,100	202,221
Hakuhodo DY Holdings Inc.	8,500	130,433
ITOCHU Corp.	49,800	911,299
JFE Holdings Inc.	16,200	284,985
JSR Corp.	8,100	130,696
Kakaku.com Inc.	16,200	283,422
Kobe Steel Ltd.	8,100	64,752
Konica Minolta Inc.	26,600	267,149
Kuraray Co. Ltd.	24,900	382,320
Marubeni Corp.	72,900	567,097
Medipal Holdings Corp.	8,500	196,040
Mitsubishi Chemical Holdings Corp.	40,500	347,244
Mitsubishi Tanabe Pharma Corp.	17,500	273,523
Nisshin Seifun Group Inc.	8,500	171,125
Obayashi Corp.	16,200	153,768
Oji Holdings Corp.	16,200	93,630
Sekisui Chemical Co. Ltd.	16,200	251,864
Stanley Electric Co. Ltd.	8,500	246,416

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	24,300	$126,379
Teijin Ltd.	8,100	139,776
Tokyo Electric Power Co. Holdings Inc.(a)	56,700	348,546
Toppan Printing Co. Ltd.	500	8,182
Tosoh Corp.	16,600	235,356
Yokogawa Electric Corp.	8,100	150,493

		7,647,522

Malaysia — 0.1%
AirAsia Group Bhd	89,100	66,129
Sime Darby Bhd	72,900	39,867
Top Glove Corp. Bhd	24,300	28,595

		134,591

Netherlands — 0.8%
Aegon NV	50,301	258,691
AerCap Holdings NV(a)	3,726	176,091
Koninklijke Vopak NV	1,863	94,935
NN Group NV	8,748	370,599

		900,316

Poland — 0.2%
Jastrzebska Spolka Weglowa SA(a)	4,455	81,935
PGE Polska Grupa Energetyczna SA(a)	33,291	106,319

		188,254

Qatar — 0.1%
Barwa Real Estate Co.	3,335	37,189
Ooredoo QPSC	3,628	75,391
Qatar Electricity & Water Co. QSC	736	37,879

		150,459

Russia — 1.3%
Gazprom PJSC, ADR, NVS	15,633	76,352
LUKOIL PJSC, ADR, NVS	13,215	1,059,843
LUKOIL PJSC, ADR, NVS, New	1,122	89,984
Surgutneftegas PJSC, ADR, NVS	56,850	235,245
Surgutneftegas PJSC, ADR, NVS, New	4,710	19,594

		1,481,018

Singapore — 0.3%
ComfortDelGro Corp. Ltd.	72,900	126,321
UOL Group Ltd.	24,300	119,995
Yangzijiang Shipbuilding Holdings Ltd.	97,200	101,201

		347,517

South Africa — 0.2%
Exxaro Resources Ltd.	6,075	70,469
Kumba Iron Ore Ltd.	2,835	72,347
Mondi Ltd.	6,156	152,212

		295,028

South Korea — 1.6%
DB Insurance Co. Ltd.	1,539	96,131
E-MART Inc.	486	83,865
GS Holdings Corp.	1,539	75,245
Hankook Tire Co. Ltd.	2,916	109,548
Hyundai Marine & Fire Insurance Co. Ltd.	2,106	70,695
LG Corp.	2,997	209,291
SK Hynix Inc.	16,767	1,113,631
SK Telecom Co. Ltd.	486	112,693

		1,871,099

Spain — 0.2%
International Consolidated Airlines Group SA	16,929	143,435

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Mapfre SA	41,152	$114,650

		258,085

Sweden — 0.3%
Boliden AB	6,804	169,813
ICA Gruppen AB	2,430	85,412
L E Lundbergforetagen AB, Class B	2,592	79,932

		335,157

Switzerland — 1.4%
Adecco Group AG, Registered	4,131	207,071
Baloise Holding AG, Registered	1,300	201,401
Barry Callebaut AG, Registered	85	144,794
Coca-Cola HBC AG	5,103	171,712
Kuehne + Nagel International AG, Registered	1,296	175,569
Partners Group Holding AG	483	332,273
Swiss Life Holding AG, Registered	891	367,590

		1,600,410

Taiwan — 0.9%
AU Optronics Corp.	405,000	156,877
Compal Electronics Inc.	567,000	335,901
Innolux Corp.	243,000	82,657
Inventec Corp.	85,000	65,435
Novatek Microelectronics Corp.	2,000	10,286
Synnex Technology International Corp.	85,000	104,585
Taiwan Business Bank	509,904	183,404
United Microelectronics Corp.	340,000	125,612
Winbond Electronics Corp.	81,000	38,758

		1,103,515

Thailand — 0.4%
Delta Electronics Thailand PCL, NVDR	25,500	56,726
Glow Energy PCL, NVDR	8,100	23,917
IRPC PCL, NVDR	113,400	20,871
PTT Exploration & Production PCL, NVDR	8,100	31,889
PTT Global Chemical PCL, NVDR	8,100	17,630
Robinson PCL, NVDR	105,300	229,188
Thai Oil PCL, NVDR	40,500	93,334

		473,555

Turkey — 0.0%
Turkiye Sise ve Cam Fabrikalari AS	7,371	9,670

United Arab Emirates — 0.1%
Aldar Properties PJSC	186,948	80,928

United Kingdom — 3.6%
3i Group PLC	26,649	297,831
Admiral Group PLC	6,804	185,361
Barratt Developments PLC	29,160	206,598
Berkeley Group Holdings PLC	3,750	185,133
Burberry Group PLC	12,960	307,124
Capri Holdings Ltd.(a)	5,022	213,335
Carnival PLC	5,022	284,595
Direct Line Insurance Group PLC	22,194	98,300
Hargreaves Lansdown PLC	7,614	163,559
Investec PLC	22,923	147,514
J Sainsbury PLC	44,955	168,656
Kingfisher PLC	44,226	129,560
Marks & Spencer Group PLC	29,079	110,472
Meggitt PLC	23,004	156,084
Mondi PLC	7,140	172,772
Pearson PLC	24,219	288,641

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	9,165	$286,332
Royal Mail PLC	24,300	85,699
Segro PLC	26,406	224,740
Taylor Wimpey PLC	91,692	199,198
Wm Morrison Supermarkets PLC	62,775	193,438

		4,104,942

United States — 58.3%
ABIOMED Inc.(a)	1,215	426,550
Accenture PLC, Class A	15,905	2,442,213
Acuity Brands Inc.	810	97,938
Advance Auto Parts Inc.	2,106	335,275
Affiliated Managers Group Inc.	1,701	178,520
Aflac Inc.	20,574	981,380
Agilent Technologies Inc.	8,829	671,445
AGNC Investment Corp.	7,614	136,368
Akamai Technologies Inc.(a)	4,698	305,840
Align Technology Inc.(a)	2,025	504,125
Alliant Energy Corp.	5,913	262,951
Allstate Corp. (The)	7,776	683,277
Ally Financial Inc.	11,097	289,188
Ameren Corp.	8,343	578,504
American Financial Group Inc./OH	1,058	100,923
ANSYS Inc.(a)	2,835	465,932
Antero Resources Corp.(a)	10,125	101,858
Anthem Inc.	6,480	1,963,440
Arch Capital Group Ltd.(a)	10,206	299,546
Archer-Daniels-Midland Co.	15,228	683,737
Arrow Electronics Inc.(a)	1,863	141,495
Assurant Inc.	1,377	132,729
Athene Holding Ltd., Class A(a)	2,916	125,096
Atmos Energy Corp.	3,750	366,112
Autoliv Inc.	2,349	187,568
Avery Dennison Corp.	2,430	253,813
Best Buy Co. Inc.	7,209	427,061
Biogen Inc.(a)	5,346	1,784,388
BorgWarner Inc.	5,265	215,338
Broadridge Financial Solutions Inc.	3,175	320,135
Bunge Ltd.	3,645	200,730
Burlington Stores Inc.(a)(d)	1,620	278,170
Cadence Design Systems Inc.(a)(d)	7,695	369,591
Camden Property Trust	2,187	212,030
CDW Corp./DE	4,212	350,733
Celanese Corp.	4,542	434,942
Cerner Corp.(a)	6,642	364,712
CH Robinson Worldwide Inc.	3,888	337,362
Chipotle Mexican Grill Inc.(a)	648	343,187
Cigna Corp.	10,206	2,039,261
Citizens Financial Group Inc.	11,826	401,138
Comerica Inc.	4,293	338,031
Consolidated Edison Inc.	7,776	603,806
Cooper Companies Inc. (The)(d)	1,215	338,693
Copart Inc.(a)(d)	5,751	291,173
Cummins Inc.	3,726	548,132
Darden Restaurants Inc.	3,240	339,973
Delta Air Lines Inc.	4,455	220,211
Discovery Inc., Class A(a)	4,131	117,238
Discovery Inc., Class C, NVS(a)	7,695	205,072
Dollar General Corp.	7,047	813,435
Dover Corp.	3,159	277,455
East West Bancorp. Inc.	3,920	197,254

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Eastman Chemical Co.	3,969	$319,981
Eaton Corp. PLC	9,639	734,974
Eaton Vance Corp., NVS	3,159	121,685
Everest Re Group Ltd.	729	159,687
Evergy Inc.	3,321	190,360
Exelon Corp.	20,655	986,483
Expeditors International of Washington Inc.	4,617	319,958
F5 Networks Inc.(a)	2,025	325,924
Fastenal Co.	7,857	475,034
Fidelity National Financial Inc.	7,452	269,464
Flex Ltd.(a)	16,119	155,065
FLIR Systems Inc.	3,969	194,005
Fluor Corp.	3,726	136,260
Fortinet Inc.(a)	3,159	241,885
Gap Inc. (The)	6,480	164,851
Garmin Ltd.	2,916	201,729
H&R Block Inc.	4,455	105,093
HCA Healthcare Inc.	7,047	982,563
Henry Schein Inc.(a)	3,402	264,335
Hewlett Packard Enterprise Co.	36,693	572,044
HollyFrontier Corp.	4,698	264,685
Hormel Foods Corp.	7,938	335,936
Humana Inc.	3,402	1,051,184
Huntington Ingalls Industries Inc.	1,458	301,004
IAC/InterActiveCorp.(a)	2,430	513,410
IDEX Corp.	2,754	379,666
Ingredion Inc.	2,215	219,285
Interpublic Group of Companies Inc. (The)	8,262	187,960
Intuit Inc.	6,156	1,328,588
Intuitive Surgical Inc.(a)	3,240	1,696,594
Jack Henry & Associates Inc.	1,385	184,967
Jacobs Engineering Group Inc.	3,321	215,201
Jazz Pharmaceuticals PLC(a)	1,539	193,745
JB Hunt Transport Services Inc.	3,159	338,139
JM Smucker Co. (The)	3,078	322,821
Jones Lang LaSalle Inc.	1,622	232,611
Juniper Networks Inc.	9,396	243,732
KLA-Tencor Corp.	4,131	440,241
Kohl’s Corp.	4,698	322,706
Kroger Co. (The)	20,169	571,388
L3 Technologies Inc.	2,025	398,682
Laboratory Corp. of America Holdings(a)	2,025	282,184
Lear Corp.	1,782	274,303
Leggett & Platt Inc.	5,117	209,592
Liberty Property Trust	3,321	156,552
Lincoln National Corp.	5,832	341,114
Loews Corp.	7,209	345,311
Lululemon Athletica Inc.(a)	2,754	407,069
LyondellBasell Industries NV, Class A	9,153	796,036
Macy’s Inc.	8,262	217,291
ManpowerGroup Inc.	1,458	115,226
Marvell Technology Group Ltd.	11,178	207,128
Maxim Integrated Products Inc.	7,290	395,628
Mettler-Toledo International Inc.(a)	729	465,219
Micron Technology Inc.(a)	27,190	1,039,202
Motorola Solutions Inc.	4,455	520,834
National Retail Properties Inc.	3,483	183,589
NetApp Inc.	7,128	454,553
Nordstrom Inc.	3,321	154,128
NVR Inc.(a)	85	226,100

Security	Shares	Value

United States (continued)
OGE Energy Corp.	5,346	$218,919
Old Dominion Freight Line Inc.	1,788	243,043
Owens Corning	3,159	165,500
Paychex Inc.	8,910	630,828
Pinnacle West Capital Corp.	2,673	235,545
Principal Financial Group Inc.	7,776	389,344
Progressive Corp. (The)	15,633	1,051,945
PVH Corp.	2,430	265,137
Quest Diagnostics Inc.	3,807	332,541
Ralph Lauren Corp.	1,701	197,554
Raymond James Financial Inc.	3,321	267,340
Regions Financial Corp.	28,998	439,900
Reinsurance Group of America Inc.	1,612	232,853
ResMed Inc.	4,050	385,438
Robert Half International Inc.	3,402	219,191
Rockwell Automation Inc.	3,586	607,899
Rollins Inc.	4,131	153,838
Ross Stores Inc.	10,368	955,100
Seagate Technology PLC	6,885	304,868
SEI Investments Co.	3,645	173,283
Skyworks Solutions Inc.	4,941	360,891
Snap-on Inc.	1,134	188,233
Southwest Airlines Co.	4,050	229,878
Spirit AeroSystems Holdings Inc., Class A	2,268	189,151
Synopsys Inc.(a)	4,050	378,067
T Rowe Price Group Inc.	6,658	622,257
Tapestry Inc.	8,586	332,364
Target Corp.	13,527	987,471
TE Connectivity Ltd.	9,558	773,720
Teleflex Inc.	1,328	363,208
Textron Inc.	7,209	383,735
Tiffany & Co.	2,835	251,550
Torchmark Corp.	2,592	217,106
Tractor Supply Co.	2,754	235,192
UGI Corp.	4,131	235,591
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,377	401,974
United Continental Holdings Inc.(a)	1,620	141,377
United Rentals Inc.(a)	2,592	324,674
United Therapeutics Corp.(a)	1,863	214,860
Universal Health Services Inc., Class B	1,863	246,903
Unum Group	8,100	281,556
Valero Energy Corp.	11,664	1,024,332
Varian Medical Systems Inc.(a)	2,535	334,696
Viacom Inc., Class B, NVS	8,748	257,366
Vistra Energy Corp.(a)	7,047	176,950
Voya Financial Inc.	5,832	270,780
Waters Corp.(a)	2,268	524,407
WellCare Health Plans Inc.(a)(d)	1,215	335,923
WR Berkley Corp.	3,300	253,737
WW Grainger Inc.	1,458	430,679
Zions Bancorp. N.A.	4,779	227,433

		67,206,185

Total Common Stocks — 98.1% (Cost: $114,129,793)		113,186,061

Preferred Stocks

Brazil — 0.5%
Itausa-Investimentos Itau SA, Preference Shares, NVS	148,376	549,872

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	21,627	$84,034

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	2,106	98,884
Porsche Automobil Holding SE, Preference Shares, NVS	4,536	295,635

		394,519

South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	24,381	821,721

Total Preferred Stocks — 1.6% (Cost: $1,630,507)		1,850,146

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	814,564	814,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	187,321	187,321

		1,002,128

Total Short-Term Investments — 0.9% (Cost: $1,002,029)		1,002,128

Total Investments in Securities — 100.6% (Cost: $116,762,329)		116,038,335

Other Assets, Less Liabilities — (0.6)%		(684,966)

Net Assets — 100.0%		$115,353,369

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	288,429	526,135	814,564	$814,807	$1,431	(b)	$(31)	$49
BlackRock Cash Funds: Treasury, SL Agency Shares	28,840	158,481	187,321	187,321	2,206		—	—

				$1,002,128	$3,637		$(31)	$49

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Global ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$113,186,059	$—	$2	$113,186,061
Preferred Stocks	1,850,146	—	—	1,850,146
Money Market Funds	1,002,128	—	—	1,002,128

	$116,038,333	$—	$2	$116,038,335

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.0%
AGL Energy Ltd.	462,939	$7,230,363
Bendigo & Adelaide Bank Ltd.	338,605	2,661,515
BHP Group PLC	331,034	7,360,124
BlueScope Steel Ltd.	381,139	3,459,948
Caltex Australia Ltd.	182,709	3,575,685
CIMIC Group Ltd.	68,642	2,242,754
Coca-Cola Amatil Ltd.	356,585	2,184,033
Cochlear Ltd.	40,517	5,714,201
Dexus	718,381	6,013,310
Flight Centre Travel Group Ltd.	39,203	1,230,007
GPT Group (The)	1,267,753	5,361,416
Harvey Norman Holdings Ltd.	412,968	1,014,760
LendLease Group	393,084	3,505,328
Medibank Pvt Ltd.	1,926,408	3,680,158
Mirvac Group	2,610,291	4,567,905
Rio Tinto Ltd.	260,708	16,547,789
Sonic Healthcare Ltd.	284,105	4,768,712
South32 Ltd.	2,511,247	6,463,697
Telstra Corp. Ltd.	2,942,754	6,673,155
Washington H Soul Pattinson & Co. Ltd.	74,647	1,432,023
Woolworths Group Ltd.	926,091	19,832,363

		115,519,246

Austria — 0.2%
Verbund AG	47,984	2,456,742

Belgium — 1.9%
Ageas	128,342	5,976,053
Colruyt SA	42,482	3,058,321
Proximus SADP	107,262	2,881,250
UCB SA	88,727	7,700,890

		19,616,514

Canada — 7.7%
Atco Ltd./Canada, Class I, NVS	56,652	1,792,348
CAE Inc.	186,578	3,966,541
CGI Group Inc.(a)	176,420	11,669,539
CI Financial Corp.	181,437	2,443,935
Constellation Software Inc./Canada	14,060	10,498,376
Empire Co. Ltd., Class A, NVS	122,753	2,761,078
Finning International Inc.	116,278	2,204,616
H&R Real Estate Investment Trust	102,670	1,734,750
Husky Energy Inc.	247,062	2,932,838
IA Financial Corp Inc.(a)	77,907	2,895,485
Magna International Inc.	226,774	12,007,815
Methanex Corp.	44,965	2,451,454
Metro Inc.	171,867	6,251,494
RioCan REIT	111,543	2,117,389
SmartCentres Real Estate Investment Trust	49,700	1,260,192
Teck Resources Ltd., Class B	358,381	8,732,347
Tourmaline Oil Corp.	179,719	2,452,269
West Fraser Timber Co. Ltd.	40,303	2,401,977

		80,574,443

Denmark — 0.6%
H Lundbeck A/S	49,013	2,152,025
Tryg A/S	80,116	2,047,564
William Demant Holding A/S(a)	70,912	2,240,623

		6,440,212

Finland — 0.6%
Elisa OYJ	99,814	4,186,127

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	73,105	$2,586,153

		6,772,280

France — 8.6%
Amundi SA(b)	43,045	2,479,477
Arkema SA, NVS	48,656	4,629,449
Atos SE	67,408	6,166,125
AXA SA, NVS	899,352	20,892,052
BioMerieux, NVS	29,710	2,103,398
Cie. Generale des Etablissements Michelin SCA, NVS	119,590	13,014,276
CNP Assurances, NVS	121,924	2,775,649
Eutelsat Communications SA	123,276	2,616,880
Faurecia SA, NVS	53,734	2,352,833
Ipsen SA, NVS	26,806	3,383,439
Renault SA, NVS	134,915	9,574,885
SCOR SE	115,465	4,865,042
Societe BIC SA, NVS	18,208	1,829,161
Societe Generale SA, NVS	276,518	8,611,263
Ubisoft Entertainment SA, NVS(a)	56,354	5,011,411

		90,305,340

Germany — 3.0%
Covestro AG(b)	134,980	7,462,250
Deutsche Lufthansa AG, Registered	166,349	4,210,749
Hannover Rueck SE	42,426	6,129,025
HUGO BOSS AG	44,814	3,221,062
METRO AG	126,003	2,134,755
OSRAM Licht AG	69,988	2,980,219
RTL Group SA	27,687	1,517,308
Uniper SE	144,222	4,181,868

		31,837,236

Hong Kong — 4.8%
Hang Lung Group Ltd.	610,000	1,788,013
Hongkong Land Holdings Ltd.	819,200	5,873,664
Hysan Development Co. Ltd.	443,000	2,297,794
Kerry Properties Ltd.	459,000	1,895,268
Link REIT	1,489,000	16,319,472
NWS Holdings Ltd.	1,111,000	2,542,924
Sino Land Co. Ltd.	2,226,000	3,988,627
Swire Pacific Ltd., Class A	347,000	4,099,417
Swire Properties Ltd.	820,800	3,190,437
Wharf Holdings Ltd. (The)	847,000	2,552,863
Wheelock & Co. Ltd.	568,000	3,633,833
Yue Yuen Industrial Holdings Ltd.	517,000	1,765,787

		49,948,099

Israel — 1.4%
Bank Hapoalim BM	749,860	5,075,086
Bank Leumi Le-Israel BM	1,066,061	7,039,098
Israel Chemicals Ltd.	495,972	2,873,519

		14,987,703

Italy — 1.6%
Fiat Chrysler Automobiles NV(a)	689,521	11,802,981
Moncler SpA	127,162	4,800,504

		16,603,485

Japan — 24.8%
AGC Inc./Japan	130,200	4,408,591
Alfresa Holdings Corp.	132,300	3,643,325
ANA Holdings Inc.	81,500	3,001,489
Asahi Kasei Corp.	862,900	9,451,225
Astellas Pharma Inc.	1,321,400	19,542,344

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bank of Kyoto Ltd. (The)	36,514	$1,551,753
Brother Industries Ltd.	154,500	2,600,790
Chiba Bank Ltd. (The)	425,300	2,587,050
Daicel Corp.	184,300	1,930,552
Electric Power Development Co. Ltd.	104,900	2,618,885
Fujitsu Ltd.	137,400	9,196,192
Hisamitsu Pharmaceutical Co. Inc.	39,100	1,993,981
Hitachi Ltd.	678,200	21,268,920
Idemitsu Kosan Co. Ltd.	94,700	3,337,081
Inpex Corp.	673,400	6,469,169
ITOCHU Corp.	992,600	18,163,768
Japan Airlines Co. Ltd.	81,200	2,957,611
JSR Corp.	133,500	2,154,057
JTEKT Corp.	143,800	1,861,750
JXTG Holdings Inc.	2,186,400	11,921,435
Kakaku.com Inc.	94,600	1,655,044
Kamigumi Co. Ltd.	74,100	1,639,555
Kaneka Corp.	33,800	1,319,949
Konica Minolta Inc.	317,100	3,184,695
Kuraray Co. Ltd.	224,200	3,442,417
Kurita Water Industries Ltd.	68,200	1,729,597
Kyushu Railway Co.	111,100	3,787,384
Marubeni Corp.	1,099,200	8,550,792
Maruichi Steel Tube Ltd.	39,000	1,250,666
Medipal Holdings Corp.	119,300	2,751,475
Mitsubishi Tanabe Pharma Corp.	178,300	2,786,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	281,700	1,439,173
NEC Corp.	178,600	5,989,984
NH Foods Ltd.	64,700	2,556,372
Nippon Electric Glass Co. Ltd.	58,948	1,635,789
Nisshin Seifun Group Inc.	139,100	2,800,405
Obayashi Corp.	456,100	4,329,241
Pigeon Corp.	81,200	3,163,539
Pola Orbis Holdings Inc.	64,000	1,908,297
Sekisui Chemical Co. Ltd.	259,500	4,034,494
Shimamura Co. Ltd.	15,300	1,322,916
Showa Shell Sekiyu KK	132,200	1,967,877
Sompo Holdings Inc.	131,700	4,944,649
Stanley Electric Co. Ltd.	92,100	2,669,995
Sumitomo Dainippon Pharma Co. Ltd.	110,600	2,587,408
Sumitomo Heavy Industries Ltd.	77,200	2,606,910
Sumitomo Rubber Industries Ltd.	118,500	1,643,081
Sundrug Co. Ltd.	50,400	1,609,299
Suzuken Co. Ltd./Aichi Japan	50,400	2,639,713
Taisei Corp.	145,500	6,831,802
Taisho Pharmaceutical Holdings Co. Ltd.	24,700	2,498,824
Teijin Ltd.	123,800	2,136,326
Toho Gas Co. Ltd.	52,000	2,224,203
Tohoku Electric Power Co. Inc.	305,500	4,132,096
Tokyo Electric Power Co. Holdings Inc.(a)	1,020,500	6,273,220
Tokyo Gas Co. Ltd.	268,500	7,052,350
Toppan Printing Co. Ltd.	171,600	2,808,229
Tosoh Corp.	181,000	2,566,232
Toyo Suisan Kaisha Ltd.	61,700	2,213,898
Toyoda Gosei Co. Ltd.	45,600	993,454
Yamada Denki Co. Ltd.	440,000	2,167,050
Yamaguchi Financial Group Inc.	136,100	1,384,386
Yamazaki Baking Co. Ltd.	84,500	1,653,818
Yokogawa Electric Corp.	159,500	2,963,420

		260,506,800

Security	Shares	Value

Netherlands — 3.4%
Aegon NV	1,250,503	$6,431,173
AerCap Holdings NV(a)	88,856	4,199,335
Koninklijke Ahold Delhaize NV	355,925	9,401,506
Koninklijke Vopak NV	50,512	2,574,002
NN Group NV	214,714	9,096,109
Randstad NV	84,243	4,070,546

		35,772,671

New Zealand — 0.4%
Spark New Zealand Ltd.	1,300,286	3,657,117

Norway — 0.4%
Orkla ASA	573,543	4,623,205

Singapore — 1.1%
ComfortDelGro Corp. Ltd.	1,537,600	2,664,342
Singapore Airlines Ltd.	377,400	2,708,445
UOL Group Ltd.	343,200	1,694,752
Venture Corp. Ltd.	189,900	2,296,340
Yangzijiang Shipbuilding Holdings Ltd.	1,665,700	1,734,266

		11,098,145

Spain — 4.9%
Amadeus IT Group SA	307,883	22,426,228
International Consolidated Airlines Group SA	422,610	3,580,676
Mapfre SA	782,486	2,180,012
Red Electrica Corp. SA	248,050	5,720,960
Repsol SA	985,023	17,326,950

		51,234,826

Sweden — 1.4%
Boliden AB	192,104	4,794,505
ICA Gruppen AB	56,525	1,986,786
Industrivarden AB, Class C	117,494	2,417,476
Kinnevik AB, Class B	169,746	4,138,934
L E Lundbergforetagen AB, Class B	53,334	1,644,719

		14,982,420

Switzerland — 7.3%
Adecco Group AG, Registered	111,068	5,567,394
Baloise Holding AG, Registered	34,235	5,303,820
Barry Callebaut AG, Registered	1,515	2,580,738
Coca-Cola HBC AG	129,611	4,361,309
Kuehne + Nagel International AG, Registered	38,170	5,170,898
Pargesa Holding SA, Bearer	27,037	2,135,217
Partners Group Holding AG	12,119	8,337,080
Roche Holding AG, NVS	63,742	16,958,674
SGS SA, Registered	3,765	9,088,978
Sonova Holding AG, Registered	39,139	7,345,713
Swiss Life Holding AG, Registered	24,200	9,983,933

		76,833,754

United Kingdom — 13.6%
3i Group PLC	683,391	7,637,622
Admiral Group PLC	141,471	3,854,091
Anglo American PLC	740,043	18,912,959
Babcock International Group PLC	177,151	1,236,941
Barratt Developments PLC	708,929	5,022,773
Berkeley Group Holdings PLC	87,796	4,334,387
British Land Co. PLC (The)	665,934	5,023,001
Burberry Group PLC	288,586	6,838,864
Carnival PLC	122,072	6,917,771
Direct Line Insurance Group PLC	965,802	4,277,654
easyJet PLC	111,252	1,849,819

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hargreaves Lansdown PLC	199,532	$4,286,207
Investec PLC	484,077	3,115,124
J Sainsbury PLC	1,232,451	4,623,742
Johnson Matthey PLC	135,496	5,423,790
Kingfisher PLC	1,497,892	4,388,086
Marks & Spencer Group PLC	1,141,920	4,338,177
Meggitt PLC	544,129	3,691,966
Mondi PLC	257,696	6,235,652
Pearson PLC	547,814	6,528,836
Persimmon PLC	220,512	6,889,223
Royal Mail PLC	630,114	2,222,237
Smith & Nephew PLC	614,974	11,608,686
Smiths Group PLC	167,274	3,178,487
Taylor Wimpey PLC	2,299,269	4,995,084
Wm Morrison Supermarkets PLC	1,579,507	4,867,159

		142,298,338

Total Common Stocks — 98.7% (Cost: $1,086,522,533)		1,036,068,576

Preferred Stocks

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, NVS	49,552	2,326,647
Porsche Automobil Holding SE, Preference Shares, NVS	107,130	6,982,212

		9,308,859

Total Preferred Stocks — 0.9% (Cost: $10,903,252)		9,308,859

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	227,327	$227,327

Total Short-Term Investments — 0.0% (Cost: $227,327)		227,327

Total Investments in Securities — 99.6% (Cost: $1,097,653,112)		1,045,604,762

Other Assets, Less Liabilities — 0.4%		3,733,831

Net Assets — 100.0%		$1,049,338,593

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,708	(2,341,708)	—	$—	$5,648	(b)	$226		$(386)
BlackRock Cash Funds: Treasury, SL Agency Shares	738,966	(511,639)	227,327	227,327	10,727		—		—

				$227,327	$16,375		$226		$(386)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,036,068,576	$—	$—	$1,036,068,576
Preferred Stocks	9,308,859	—	—	9,308,859
Money Market Funds	227,327	—	—	227,327

	$1,045,604,762	$—	$—	$1,045,604,762

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
Abacus Property Group	51,499	$138,186
Ausdrill Ltd.	68,341	62,787
Australian Pharmaceutical Industries Ltd.	64,995	59,713
Aventus Retail Property Fund Ltd.	35,075	54,219
Aveo Group	64,719	76,448
Beach Energy Ltd.	271,029	355,717
Bravura Solutions Ltd.	33,345	102,117
Breville Group Ltd.	13,743	110,027
BWP Trust	74,847	198,652
Cedar Woods Properties Ltd.	9,161	32,798
Centuria Industrial REIT	31,920	64,470
Charter Hall Education Trust	32,568	74,091
Charter Hall Group	75,256	451,604
Charter Hall Retail REIT	52,218	173,240
Collins Foods Ltd.	19,715	90,420
Costa Group Holdings Ltd.	44,282	178,554
Credit Corp. Group Ltd.	7,617	122,075
Cromwell Property Group	217,161	167,844
CSR Ltd.	79,035	168,275
Elders Ltd.	16,750	76,455
Estia Health Ltd.	31,887	54,406
GDI Property Group	83,763	83,063
Genworth Mortgage Insurance Australia Ltd.	38,055	61,600
Growthpoint Properties Australia Ltd.	41,310	115,063
GWA Group Ltd.	29,135	59,483
Hansen Technologies Ltd.	24,084	60,234
IDP Education Ltd.	22,042	182,416
Inghams Group Ltd.	34,140	114,509
Integrated Research Ltd.	14,942	26,584
IPH Ltd.	25,758	102,734
Kogan.com Ltd.	7,293	22,866
Lovisa Holdings Ltd.	7,263	38,130
McMillan Shakespeare Ltd.	12,645	141,529
Mineral Resources Ltd.	23,169	267,258
Monadelphous Group Ltd.(a)	14,232	153,272
Myer Holdings Ltd.(b)	115,212	31,503
Navigator Global Investments Ltd.	19,359	42,629
Netwealth Group Ltd.	10,584	55,410
New Hope Corp. Ltd.	44,010	128,680
Nine Entertainment Co. Holdings Ltd.	118,017	125,206
Northern Star Resources Ltd.	93,990	601,033
NRW Holdings Ltd.	52,893	74,241
OFX Group Ltd.	34,264	43,471
OZ Minerals Ltd.	49,358	351,256
Pinnacle Investment Management Group Ltd.	14,641	49,107
Pro Medicus Ltd.	5,967	52,689
Quintis Ltd.(a)(b)(c)	9,815	—
RCR Tomlinson Ltd.(c)	27,470	16,625
Regis Resources Ltd.	75,691	286,988
Sandfire Resources NL	25,247	128,678
Saracen Mineral Holdings Ltd.(b)	121,855	299,426
Seven West Media Ltd.(b)	143,208	56,387
SG Fleet Group Ltd.	14,019	29,030
Shopping Centres Australasia Property Group	133,353	242,113
Sigma Healthcare Ltd.	167,492	65,948
Southern Cross Media Group Ltd.	127,170	97,362
St. Barbara Ltd.	81,730	298,563
Super Retail Group Ltd.	21,357	113,523

Security	Shares	Value

Australia (continued)
Tassal Group Ltd.	29,252	$92,995
Virtus Health Ltd.	9,192	28,150
Westgold Resources Ltd.(a)(b)	36,180	26,908
Whitehaven Coal Ltd.	110,838	400,047

		7,978,807

Austria — 0.1%
EVN AG	5,466	88,560

Belgium — 2.6%
AGFA-Gevaert NV(b)	27,579	108,671
Barco NV	1,405	172,179
Befimmo SA	2,733	164,325
Elia System Operator SA/NV	4,758	348,866
Gimv NV	3,357	192,600
Melexis NV(a)	3,240	229,013
Montea CVA	1,242	88,358
Orange Belgium SA	5,302	101,721
Recticel SA	7,675	62,527
Sioen Industries NV	758	20,874
Sofina SA	2,133	423,909
Van de Velde NV	1,163	34,096

		1,947,139

Canada — 9.2%
AGF Management Ltd., Class B, NVS	11,774	48,682
Alacer Gold Corp.(b)	46,014	106,162
Alaris Royalty Corp.	5,481	78,503
Altus Group Ltd./Canada(a)	6,460	121,300
Badger Daylighting Ltd.	5,562	148,060
Canaccord Genuity Group Inc.	17,094	77,706
Canfor Corp.(b)	10,939	150,929
Canfor Pulp Products Inc.	4,482	63,171
Cascades Inc.	11,181	84,881
Celestica Inc.(b)	19,719	196,094
Centerra Gold Inc.(b)	34,731	176,128
China Gold International Resources Corp. Ltd.(b)	45,607	56,952
Cogeco Inc.	1,107	56,812
Computer Modelling Group Ltd.	12,377	64,180
DIRTT Environmental Solutions(b)	12,393	65,773
Dream Global REIT	29,222	288,593
Dream Industrial REIT	6,006	49,436
Dream Office REIT	4,973	89,024
Dream Unlimited Corp., Class A(b)	11,178	61,027
Enerflex Ltd.	13,752	181,782
Enerplus Corp.	38,725	335,265
Enghouse Systems Ltd.	5,886	161,167
Equitable Group Inc.	1,786	90,694
Evertz Technologies Ltd.	4,239	52,160
Exco Technologies Ltd.	3,306	25,098
FirstService Corp.	5,277	428,935
Genworth MI Canada Inc.	6,168	209,983
Granite REIT	3,834	173,906
Home Capital Group Inc.(b)	9,288	118,955
Interfor Corp.(b)	10,833	147,734
InterRent REIT	7,435	75,975
Just Energy Group Inc.	15,498	56,998
Killam Apartment REIT	12,906	164,605
Labrador Iron Ore Royalty Corp.	10,029	231,691
Magellan Aerospace Corp.	2,381	28,500
Martinrea International Inc.	14,071	134,892
Medical Facilities Corp.	5,406	71,131

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Morguard REIT	5,351	$49,912
Morneau Shepell Inc.	9,425	189,749
Neo Performance Materials Inc.	2,325	30,043
North West Co. Inc. (The)	6,912	164,050
OceanaGold Corp.	94,589	337,792
Parex Resources Inc.(b)	24,175	362,634
Pason Systems Inc.	11,691	184,004
Rogers Sugar Inc.	16,047	70,747
Silvercorp Metals Inc.	28,729	67,158
Summit Industrial Income REIT	6,264	48,937
Surge Energy Inc.	40,311	41,438
Tamarack Valley Energy Ltd.(b)	35,559	58,484
Transcontinental Inc., Class A	11,506	183,371
Uranium Participation Corp.(b)	19,035	69,281
Valener Inc.	5,191	81,978
Wajax Corp.	4,455	64,791
Western Forest Products Inc.	65,538	100,306
WestJet Airlines Ltd.	4,568	69,913
Westshore Terminals Investment Corp.	7,668	127,576

		6,975,048

China — 0.0%
TK Group Holdings Ltd.	56,000	29,332

Denmark — 2.0%
GN Store Nord A/S	21,476	926,779
NNIT A/S(d)	2,058	59,461
Per Aarsleff Holding A/S	2,844	93,971
Rockwool International A/S, Class B	1,404	376,305
Scandinavian Tobacco Group A/S(d)	5,589	72,451

		1,528,967

Finland — 0.6%
Cramo OYJ	6,021	115,239
DNA OYJ	8,911	187,934
F-Secure OYJ	16,913	50,264
Ponsse OYJ	1,487	46,751
Ramirent OYJ(b)	11,864	81,408

		481,596

France — 1.9%
ABC arbitrage	4,436	31,406
AKWEL, NVS	1,674	30,234
Albioma SA	4,753	106,677
Assystem SA, NVS	1,383	45,069
Aubay, NVS	1,006	35,958
Boiron SA, NVS	1,224	67,836
Bonduelle SCA, NVS	1,972	71,164
Cie. des Alpes	1,331	37,112
Derichebourg SA, NVS	16,068	73,454
Devoteam SA, NVS	875	102,611
Esso SA Francaise	299	11,665
Gaztransport Et Technigaz SA	2,928	247,780
Groupe Crit, NVS	381	22,558
Groupe Guillin	1,027	25,101
Guerbet, NVS	875	56,727
IPSOS, NVS	5,461	127,079
LNA Sante SA, NVS	929	50,687
Mersen SA, NVS	2,569	84,307
Neopost SA	5,565	139,972
Oeneo SA, NVS	3,240	40,523

Security	Shares	Value

France (continued)
Vilmorin & Cie SA, NVS	950	$61,807

		1,469,727

Germany — 3.3%
ADVA Optical Networking SE(b)	6,075	51,967
Amadeus Fire AG	918	91,853
Basler AG	195	33,339
bet-at-home.com AG	517	35,327
Borussia Dortmund GmbH & Co. KGaA	10,207	105,232
CANCOM SE	5,269	204,714
Cewe Stiftung & Co. KGaA	635	56,032
Deutsche Beteiligungs AG	2,063	80,721
Deutz AG	18,070	128,657
Elmos Semiconductor AG	1,952	53,420
Hamburger Hafen und Logistik AG	3,951	88,178
Hornbach Holding AG & Co. KGaA	1,408	73,349
Hypoport AG(b)	493	103,182
Isra Vision AG	2,593	87,624
Jenoptik AG	8,029	259,803
Kloeckner & Co. SE	10,692	79,929
Nemetschek SE	255	32,742
OHB SE	842	31,690
Siltronic AG	3,321	330,310
STRATEC SE	815	56,017
Surteco Group SE	1,060	30,286
VERBIO Vereinigte BioEnergie AG	3,818	30,623
Wacker Neuson SE	4,676	104,573
Washtec AG	1,820	129,269
Wuestenrot & Wuerttembergische AG	4,050	76,492
XING SE	462	138,627

		2,493,956

Hong Kong — 1.9%
Agritrade Resources Ltd.(a)	420,000	85,641
Champion REIT	306,000	232,034
CITIC Telecom International Holdings Ltd.	174,000	63,199
CSI Properties Ltd.	560,000	26,406
Emperor Capital Group Ltd.	660,000	31,121
Emperor International Holdings Ltd.	166,000	44,426
Fairwood Holdings Ltd.	14,500	49,616
Giordano International Ltd.	174,000	87,369
IT Ltd.	110,000	59,439
Lai Sun Development Co. Ltd.	34,800	57,921
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,500	54,568
NewOcean Energy Holdings Ltd.(b)	122,000	39,336
Prosperity REIT	244,000	97,952
Regal Hotels International Holdings Ltd.	56,000	35,826
Sa Sa International Holdings Ltd.	168,000	63,803
SITC International Holdings Co. Ltd.	199,000	182,599
SmarTone Telecommunications Holdings Ltd.	40,500	48,053
Sun Hung Kai & Co. Ltd.	55,000	26,005
Sunlight REIT	189,000	131,513
VSTECS Holdings Ltd.	116,000	56,029

		1,472,856

Ireland — 0.1%
Irish Residential Properties REIT PLC	57,001	98,109

Israel — 1.6%
Africa Israel Properties Ltd.(b)	1,917	48,135
Delek Automotive Systems Ltd.	6,109	27,642

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Harel Insurance Investments & Financial Services Ltd.	17,820	$124,187
Israel Corp. Ltd. (The)	567	163,237
Ituran Location and Control Ltd.	2,764	91,074
Jerusalem Oil Exploration	1,215	76,413
Matrix IT Ltd.	5,488	66,507
Migdal Insurance & Financial Holding Ltd.	72,372	66,331
Naphtha Israel Petroleum Corp. Ltd.	4,887	33,170
Nova Measuring Instruments Ltd.(b)	4,116	102,457
Oil Refineries Ltd.	257,985	125,540
Phoenix Holdings Ltd. (The)	11,314	63,495
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	675	36,674
REIT 1 Ltd.	29,701	122,703
Summit Real Estate Holdings Ltd.	4,455	41,788

		1,189,353

Italy — 1.7%
Ascopiave SpA	13,342	49,296
ASTM SpA	5,968	143,465
DiaSorin SpA	3,460	317,416
doBank SpA(d)	6,237	85,164
El.En. SpA	1,785	32,751
Falck Renewables SpA	17,097	54,832
Iren SpA	96,585	237,390
La Doria SpA	1,848	18,257
Reply SpA	2,681	148,893
Saras SpA	73,767	157,438
Sesa SpA	1,060	31,928

		1,276,830

Japan — 29.6%
Aichi Steel Corp.	2,700	84,972
Aisan Industry Co. Ltd.	5,400	37,363
Anest Iwata Corp.	5,400	46,443
Anicom Holdings Inc.	2,800	78,728
Arata Corp.	2,800	112,304
Arcland Sakamoto Co. Ltd.	5,800	72,853
Arcs Co. Ltd.	5,400	120,474
AS ONE Corp.	2,700	189,295
Asahi Diamond Industrial Co. Ltd.	8,300	54,911
ASKA Pharmaceutical Co. Ltd.	2,800	28,867
Axial Retailing Inc.	2,700	85,716
Bando Chemical Industries Ltd.	5,500	54,934
Bank of Saga Ltd. (The)	2,900	46,073
Belc Co. Ltd.	2,700	117,844
BML Inc.	3,000	82,698
Broadleaf Co. Ltd.	13,900	71,013
Bunka Shutter Co. Ltd.	8,800	60,483
Canon Electronics Inc.	2,800	45,951
Capcom Co. Ltd.	10,800	231,223
Cawachi Ltd.	2,900	56,838
Central Glass Co. Ltd.	5,400	119,085
Chori Co. Ltd.	2,900	42,236
Chubu Shiryo Co. Ltd.	2,800	28,430
Citizen Watch Co. Ltd.	45,900	244,620
CMK Corp.	8,300	53,233
cocokara fine Inc.	2,900	134,301
Computer Engineering & Consulting Ltd.	2,900	51,269
Comture Corp.	2,700	71,773
CONEXIO Corp.	2,900	36,720
Corona Corp.	5,800	54,307
Cosmo Energy Holdings Co. Ltd.	8,100	182,795

Security	Shares	Value

Japan (continued)
Dai-Dan Co. Ltd.	2,800	$59,458
Daido Metal Co. Ltd.	5,500	38,712
Daiho Corp.	2,700	86,336
Daikyonishikawa Corp.	5,800	59,743
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,700	69,044
Daiwa Industries Ltd.	5,800	58,304
Daiwabo Holdings Co. Ltd.	2,900	155,352
Denyo Co. Ltd.	2,900	36,400
Digital Arts Inc.	2,800	180,612
DTS Corp.	2,900	102,458
Eiken Chemical Co. Ltd.	5,800	131,157
Eizo Corp.	2,900	112,451
Elecom Co. Ltd.	2,900	77,383
en-japan Inc.	3,600	134,467
EPS Holdings Inc.	5,800	88,042
ESPEC Corp.	2,800	51,148
Exedy Corp.	5,400	135,955
F@N Communications Inc.	8,700	44,048
FCC Co. Ltd.	5,800	146,879
Fudo Tetra Corp.	2,700	41,059
Fuji Soft Inc.	3,500	141,987
Fujibo Holdings Inc.	2,800	69,106
Fujimi Inc.	2,900	59,636
Fujimori Kogyo Co. Ltd.	2,900	75,624
FULLCAST Holdings Co. Ltd.	2,800	49,038
Future Corp.	2,800	38,644
Gecoss Corp.	3,000	27,842
Geo Holdings Corp.	5,600	85,623
Godo Steel Ltd.	1,000	16,291
Goldcrest Co. Ltd.	2,800	42,503
G-Tekt Corp.	2,900	42,609
GungHo Online Entertainment Inc.(b)	64,800	153,024
Hamakyorex Co. Ltd.	2,800	100,083
Hazama Ando Corp.	27,000	178,627
Heiwado Co. Ltd.	5,500	127,456
Hibiya Engineering Ltd.	2,900	45,460
Hisaka Works Ltd.	5,800	44,234
Hogy Medical Co. Ltd.	3,600	120,243
Ichiyoshi Securities Co. Ltd.	8,100	67,060
Inaba Denki Sangyo Co. Ltd.	3,500	136,520
Inabata & Co. Ltd.	6,000	79,004
Ines Corp.	6,000	72,774
Infocom Corp.	2,700	91,050
Infomart Corp.	13,500	143,026
Information Services International-Dentsu Ltd.	2,700	71,897
Iriso Electronics Co. Ltd.	2,900	118,446
Ishihara Sangyo Kaisha Ltd.(b)	5,800	59,050
Itochu Enex Co. Ltd.	8,800	76,898
Itoki Corp.	5,500	28,503
JAC Recruitment Co. Ltd.	2,800	56,242
Japan Aviation Electronics Industry Ltd.	8,100	105,241
Japan Securities Finance Co. Ltd.	16,700	91,456
Japan Wool Textile Co. Ltd. (The)	8,100	65,124
JCR Pharmaceuticals Co. Ltd.	2,800	145,107
JCU Corp.	2,800	40,162
JEOL Ltd.	5,400	97,898
J-Oil Mills Inc.	2,700	94,275
Joshin Denki Co. Ltd.	2,900	60,489
JSP Corp.	2,700	55,275
JVC Kenwood Corp.	27,000	63,264

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
K&O Energy Group Inc.	2,900	$38,505
Kaga Electronics Co. Ltd.	2,900	53,747
Kamei Corp.	3,000	31,921
Kanamoto Co. Ltd.	5,400	149,352
Kanematsu Corp.	13,500	162,377
Kanematsu Electronics Ltd.	2,900	84,871
Kanto Denka Kogyo Co. Ltd.	8,100	67,208
Kasai Kogyo Co. Ltd.	5,700	45,828
Kato Sangyo Co. Ltd.	3,000	87,522
Keihin Corp.	5,600	99,928
KH Neochem Co. Ltd.	5,400	126,577
Kissei Pharmaceutical Co. Ltd.	2,700	73,163
Kitz Corp.	8,100	66,166
KLab Inc.(b)	5,800	48,924
Koa Corp.	3,000	42,700
Kohnan Shoji Co. Ltd.	3,100	78,248
Konishi Co. Ltd.	5,800	84,258
Konoike Transport Co. Ltd.	5,800	86,869
Kurabo Industries Ltd.	2,900	62,594
Kureha Corp.	2,700	169,200
KYB Corp.	2,700	73,039
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	81,753
KYORIN Holdings Inc.	5,900	125,232
Leopalace21 Corp.	40,600	192,125
Maeda Kosen Co. Ltd.	2,800	65,530
Maeda Road Construction Co. Ltd.	8,400	163,400
Makino Milling Machine Co. Ltd.	2,700	110,029
Mani Inc.	2,700	117,968
Marudai Food Co. Ltd.	2,700	43,565
Marvelous Inc.	5,500	47,404
Max Co. Ltd.	2,700	35,974
MCJ Co. Ltd.	10,800	72,741
Medical Data Vision Co. Ltd.(a)(b)	2,800	24,828
Meidensha Corp.	8,100	109,111
Meiko Network Japan Co. Ltd.	5,500	47,859
Melco Holdings Inc.	800	25,838
Menicon Co. Ltd.	2,800	69,569
Mimasu Semiconductor Industry Co. Ltd.	2,900	37,146
Mirait Holdings Corp.	8,400	121,257
Misawa Homes Co. Ltd.	5,500	37,853
Mitsuboshi Belting Ltd.	2,700	51,529
Mitsui Sugar Co. Ltd.	2,900	78,635
Miyazaki Bank Ltd. (The)	2,900	72,933
Mochida Pharmaceutical Co. Ltd.	2,700	238,914
Morita Holdings Corp.	5,800	93,798
Nagaileben Co. Ltd.	3,000	60,149
Nakayama Steel Works Ltd.	2,800	12,993
Neturen Co. Ltd.	5,800	45,886
Nihon Kohden Corp.	10,800	338,896
Nikkiso Co. Ltd.	8,100	75,098
Nippon Carbon Co. Ltd.(a)	2,700	106,804
Nippon Ceramic Co. Ltd.	2,900	67,071
Nippon Denko Co. Ltd.	17,300	35,290
Nippon Flour Mills Co. Ltd.	8,700	145,813
Nippon Signal Co. Ltd.	8,700	75,624
Nippon Soda Co. Ltd.	2,700	68,424
Nippon Steel & Sumikin Bussan Corp.	2,900	121,244
Nishimatsu Construction Co. Ltd.	8,700	202,491
Nishio Rent All Co. Ltd.	2,800	87,733
Nisshin OilliO Group Ltd. (The)	3,600	103,041

Security	Shares	Value

Japan (continued)
Nissin Corp.	2,800	$45,076
Nitta Corp.	2,900	94,997
Nitto Boseki Co. Ltd.	3,000	52,734
Nitto Kogyo Corp.	2,800	50,504
Nitto Kohki Co. Ltd.	200	3,868
Nohmi Bosai Ltd.	2,800	47,134
Noritake Co. Ltd./Nagoya Japan	2,700	128,016
Noritsu Koki Co. Ltd.	2,700	42,920
Ohsho Food Service Corp.	2,700	180,612
Oiles Corp.	2,700	45,054
Oita Bank Ltd. (The)	2,900	88,868
Okabe Co. Ltd.	5,400	42,474
Okinawa Electric Power Co. Inc. (The)	8,187	154,893
OPT Holding Inc.(b)	2,700	39,397
Optex Group Co. Ltd.	5,600	98,179
Osaka Soda Co. Ltd.	2,900	66,378
Osaki Electric Co. Ltd.	8,200	54,325
OSJB Holdings Corp.	18,900	52,621
Oyo Corp.	5,500	57,967
Pacific Industrial Co. Ltd.	8,100	114,247
Pack Corp. (The)	2,900	76,770
Paramount Bed Holdings Co. Ltd.	2,900	121,511
PC Depot Corp.(a)	5,800	23,503
Press Kogyo Co. Ltd.	14,500	78,609
Proto Corp.	3,000	41,762
Raito Kogyo Co. Ltd.	8,700	106,082
Retail Partners Co. Ltd.	2,800	28,738
Riken Keiki Co. Ltd.	2,800	51,019
Riso Kagaku Corp.	2,700	40,737
Ryobi Ltd.	3,000	76,992
Sakai Chemical Industry Co. Ltd.	2,900	60,515
Sakai Moving Service Co. Ltd.	2,800	152,825
Sakata INX Corp.	5,900	64,459
San-Ai Oil Co. Ltd.	8,800	77,383
Sanyo Chemical Industries Ltd.	2,700	129,257
Seikagaku Corp.	5,600	63,343
Sekisui Jushi Corp.	3,100	58,365
Sekisui Plastics Co. Ltd.	2,800	23,670
Shikoku Bank Ltd. (The)	5,800	55,906
Shikoku Chemicals Corp.	5,800	63,953
Shin-Etsu Polymer Co. Ltd.	8,700	65,472
Shinko Electric Industries Co. Ltd.	11,100	76,291
Shinko Plantech Co. Ltd.	5,900	62,508
Shinmaywa Industries Ltd.	13,500	182,101
Shinnihon Corp.	5,500	50,639
Shinoken Group Co. Ltd.	5,600	42,143
Shizuoka Gas Co. Ltd.	8,800	71,238
Shoei Foods Corp.(a)	2,800	67,691
Showa Corp.	8,300	106,772
Showa Sangyo Co. Ltd.	5,400	141,909
Sinfonia Technology Co. Ltd.	2,700	33,567
Sinko Industries Ltd.	2,800	35,762
Sintokogio Ltd.	8,700	73,466
SKY Perfect JSAT Holdings Inc.	24,300	106,953
Sodick Co. Ltd.	8,600	64,956
Solasto Corp.	8,400	78,960
St. Marc Holdings Co. Ltd.	2,800	63,677
Star Micronics Co. Ltd.	5,400	79,043
Sumitomo Densetsu Co. Ltd.	2,900	47,405
Sumitomo Mitsui Construction Co. Ltd.	25,440	162,229

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Seika Chemicals Co. Ltd.	100	$3,960
Sun Frontier Fudousan Co. Ltd.	3,000	32,859
Sushiro Global Holdings Ltd.	2,800	163,631
Systena Corp.	11,100	122,291
Tachi-S Co. Ltd.	3,100	42,556
Taihei Dengyo Kaisha Ltd.	2,800	62,520
Taiho Kogyo Co. Ltd.	2,900	26,034
Takara Bio Inc.	8,100	182,721
Takasago International Corp.	2,700	83,483
Takuma Co. Ltd.	11,600	146,772
Tamron Co. Ltd.	2,800	44,098
Tamura Corp.	11,100	61,400
Tatsuta Electric Wire and Cable Co. Ltd.	8,500	39,208
Tayca Corp.	2,800	45,385
Teikoku Sen-I Co. Ltd.	2,900	59,077
T-Gaia Corp.	3,600	70,227
TKC Corp.	2,900	102,058
Tocalo Co. Ltd.	8,800	74,796
Tochigi Bank Ltd. (The)	21,700	47,655
Toho Holdings Co. Ltd.(a)	8,700	212,883
Toho Zinc Co. Ltd.	2,800	92,236
Tokai Carbon Co. Ltd.(a)	29,700	405,533
Tokai Corp./Gifu	3,000	78,012
TOKAI Holdings Corp.	13,900	110,735
Tokai Rika Co. Ltd.	8,100	143,572
Tokyo Seimitsu Co. Ltd.	5,800	168,942
Topre Corp.	5,800	126,893
Topy Industries Ltd.	2,900	62,168
Torii Pharmaceutical Co. Ltd.	2,700	59,518
Tosei Corp.	5,600	52,486
Toshiba Machine Co. Ltd.	5,400	108,218
Toshiba TEC Corp.	5,600	134,147
Towa Bank Ltd. (The)	5,900	38,708
Towa Pharmaceutical Co. Ltd.	2,700	189,543
Toyo Construction Co. Ltd.	14,500	55,293
TPR Co. Ltd.	2,900	61,821
Tsubakimoto Chain Co.	2,700	99,734
Tsugami Corp.	8,100	52,844
Tsukui Corp.	8,100	59,840
Tsurumi Manufacturing Co. Ltd.	2,900	48,764
Unipres Corp.	5,800	112,024
United Arrows Ltd.	2,700	95,640
Valqua Ltd.	2,800	54,415
Vital KSK Holdings Inc.(a)	8,700	88,415
Wakita & Co. Ltd.	5,900	62,670
Warabeya Nichiyo Holdings Co. Ltd.	2,900	48,658
Yahagi Construction Co. Ltd.	5,800	36,613
Yakuodo Co. Ltd.	2,700	62,916
YAMABIKO Corp.	5,600	55,419
Yamazen Corp.	8,700	87,296
Yellow Hat Ltd.	2,900	68,323
Yodogawa Steel Works Ltd.	2,900	58,943
Yondoshi Holdings Inc.	2,900	58,304
Yorozu Corp.	2,900	40,077
Yuasa Trading Co. Ltd.	2,900	84,871
Yume No Machi Souzou Iinkai Co. Ltd.	2,800	37,512
Yurtec Corp.	5,500	46,495
ZERIA Pharmaceutical Co. Ltd.	2,700	44,632

		22,472,385

Security	Shares	Value

Netherlands — 3.6%
Arcadis NV	10,908	$141,685
ASM International NV	6,565	319,776
ASR Nederland NV	20,450	864,933
BinckBank NV	8,544	61,176
Euronext NV(d)	8,535	527,379
ForFarmers NV	4,918	47,910
Kendrion NV	2,458	60,075
Koninklijke Volkerwessels NV	5,724	98,389
NSI NV	2,738	115,615
SIF Holding NV	1,324	13,506
Signify NV(d)	17,445	433,774
Vastned Retail NV	2,028	79,235

		2,763,453

New Zealand — 0.7%
Air New Zealand Ltd.	83,675	163,084
Metlifecare Ltd.	28,785	103,220
New Zealand Refining Co. Ltd. (The)	24,705	39,925
Summerset Group Holdings Ltd.	36,019	152,645
Tourism Holdings Ltd.	12,373	41,880

		500,754

Norway — 3.1%
Atea ASA	13,429	185,887
Austevoll Seafood ASA	14,313	182,491
Bakkafrost P/F	6,402	332,887
Borregaard ASA	15,910	141,280
BW Offshore Ltd.(b)	14,338	68,256
DNO ASA	99,854	192,275
Elkem ASA(b)(d)	39,474	114,343
Kongsberg Automotive ASA(b)	71,616	60,959
Kvaerner ASA(b)	18,341	25,954
Norwegian Property ASA	17,690	22,597
Odfjell Drilling Ltd.(b)	9,432	27,769
Salmar ASA	7,913	414,274
Selvaag Bolig ASA	5,028	25,876
SpareBank 1 Nord Norge	14,609	114,465
Subsea 7 SA	1,435	16,310
TGS NOPEC Geophysical Co. ASA	15,468	459,256

		2,384,879

Singapore — 0.3%
Accordia Golf Trust	186,300	76,202
Kenon Holdings Ltd./Singapore	2,295	41,791
Riverstone Holdings Ltd./Singapore	46,900	39,065
Yanlord Land Group Ltd.	108,000	102,004

		259,062

Spain — 1.0%
eDreams ODIGEO SA(b)	9,241	28,630
Ence Energia y Celulosa SA	20,395	158,550
Ercros SA	15,154	63,016
Faes Farma SA	45,725	172,092
Mediaset Espana Comunicacion SA	24,570	173,386
Miquel y Costas & Miquel SA	3,942	77,076
Talgo SA(b)(d)	13,319	83,139

		755,889

Sweden — 1.7%
Arjo AB, Class B	34,074	121,084
Bilia AB, Class A	212	1,864
BioGaia AB, Class B	2,705	110,027
Biotage AB	8,346	106,824
Bure Equity AB	7,209	88,606

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Cellavision AB	2,781	$74,510
Granges AB	11,372	109,041
Investment AB Oresund(b)	5,157	79,003
Kambi Group PLC(b)	3,456	78,309
New Wave Group AB, Class B	6,750	39,916
Nolato AB, Class B	3,167	145,621
Paradox Interactive AB	3,377	55,467
SAS AB(b)	29,300	79,150
Vitrolife AB	10,349	182,633

		1,272,055

Switzerland — 5.2%
ALSO Holding AG, Registered	900	116,662
APG SGA SA	217	73,164
Ascom Holding AG, Registered	5,626	72,246
Autoneum Holding AG	469	76,914
Bachem Holding AG, Class B, Registered	784	90,246
Bell Food Group AG, Registered	217	68,134
BKW AG	2,600	183,187
Bobst Group SA, Registered	1,360	110,009
Burkhalter Holding AG	648	54,996
Feintool International Holding AG, Registered	199	15,626
Galenica AG(d)	7,349	335,857
GAM Holding AG	25,787	112,599
Gurit Holding AG, Bearer	58	53,960
Huber & Suhner AG, Registered	1,998	154,467
Inficon Holding AG, Registered	279	148,485
Intershop Holdings AG	84	42,080
Kardex AG, Registered	1,001	132,175
Komax Holding AG, Registered	605	160,382
LEM Holding SA, Registered	84	100,756
Logitech International SA, Registered	23,986	876,416
Orior AG	895	76,861
Rieter Holding AG, Registered	469	65,001
Schweiter Technologies AG, Bearer	162	153,493
Siegfried Holding AG, Registered	547	193,250
Swissquote Group Holding SA, Registered	1,389	65,453
Tecan Group AG, Registered	1,820	367,999
Zehnder Group AG, Registered	1,298	43,437

		3,943,855

United Kingdom — 18.2%
888 Holdings PLC	54,549	120,479
Abcam PLC	28,686	500,744
Acacia Mining PLC(b)	27,980	71,809
Advanced Medical Solutions Group PLC	30,381	121,692
Aggreko PLC	38,853	354,289
Alliance Pharma PLC	54,649	46,008
Biffa PLC(d)	37,969	89,104
Bodycote PLC	29,754	297,659
Bovis Homes Group PLC	21,258	283,553
Brewin Dolphin Holdings PLC	46,665	183,543
Centamin PLC	171,037	264,814
Central Asia Metals PLC	24,925	75,084
Chemring Group PLC	45,881	92,704
CMC Markets PLC(d)	19,658	30,669
Computacenter PLC	10,217	140,582
Costain Group PLC	17,262	88,558
Dart Group PLC	15,022	156,900
De La Rue PLC	14,850	82,631
Diploma PLC	17,854	298,273

Security	Shares	Value

United Kingdom (continued)
EI Group PLC(b)	74,284	$196,900
Electrocomponents PLC	67,564	482,425
EMIS Group PLC	8,597	101,328
EnQuest PLC(b)	278,246	70,202
Entertainment One Ltd.	56,889	294,998
Equiniti Group PLC(d)	55,494	151,474
Ferrexpo PLC	46,578	158,324
Forterra PLC(d)	32,652	113,823
Frontier Developments PLC(a)(b)	3,054	35,755
Future PLC	12,339	87,325
Galliford Try PLC	16,848	157,134
Games Workshop Group PLC	4,708	187,342
GB Group PLC	21,259	128,500
Go-Ahead Group PLC (The)	6,537	154,698
Gocompare.Com Group PLC	52,138	50,753
Greggs PLC	15,915	324,499
Gulf Keystone Petroleum Ltd.(b)	34,782	99,057
Halfords Group PLC	33,510	102,091
Hansteen Holdings PLC	59,999	72,730
Hotel Chocolat Group Ltd.(a)	6,460	26,131
Ibstock PLC(d)	63,589	202,930
IG Design Group PLC	6,426	45,309
IG Group Holdings PLC	57,348	479,034
International Personal Finance PLC	35,560	96,455
iomart Group PLC	12,422	59,153
John Laing Group PLC(d)	70,230	327,963
Jupiter Fund Management PLC	17,392	74,904
Kainos Group PLC	10,675	59,119
KCOM Group PLC	76,013	69,394
Keller Group PLC	11,504	78,540
LondonMetric Property PLC	96,471	238,197
Lookers PLC	45,153	64,148
Marshalls PLC	31,786	212,619
Moneysupermarket.com Group PLC	83,544	332,991
Morgan Sindall Group PLC	5,670	87,564
Northgate PLC	20,851	101,430
Numis Corp. PLC	10,480	37,015
On the Beach Group PLC(d)	15,420	89,251
Pagegroup PLC	50,528	293,519
Patisserie Holdings PLC(c)	3,062	—
Pendragon PLC	232,288	79,752
Pets at Home Group PLC	76,113	131,962
Photo-Me International PLC	40,911	51,341
Plus500 Ltd.	12,539	253,189
Premier Foods PLC(a)(b)	110,573	58,181
Premier Oil PLC(b)	120,852	117,562
QinetiQ Group PLC	87,753	349,767
Redde PLC	50,923	121,648
Redrow PLC	34,913	266,602
Renishaw PLC	5,645	346,781
Restaurant Group PLC (The)	30,618	60,052
RPS Group PLC	36,948	65,128
Sabre Insurance Group PLC(d)	34,160	127,618
Safestore Holdings PLC	31,402	238,346
Saga PLC	171,936	246,755
Savills PLC	22,820	249,755
Schroder REIT Ltd.	74,844	57,103
Softcat PLC	17,336	158,492
Staffline Group PLC(c)	3,081	27,154
Stagecoach Group PLC	65,691	133,595

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Life Investment Property Income Trust Ltd.	54,785	$65,581
Stock Spirits Group PLC	28,200	86,062
Superdry PLC	7,489	50,833
Telecom Plus PLC	9,695	179,821
Telford Homes PLC(a)	11,178	50,067
Vesuvius PLC	7,215	53,387
Victrex PLC	12,717	382,415
Watkin Jones PLC	29,631	90,624
WH Smith PLC	17,338	445,654

		13,789,346

Total Common Stocks — 98.9% (Cost: $78,162,617)		75,171,958

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,470	81,740
STO SE & Co. KGaA, Preference Shares, NVS	469	46,550

		128,290

Italy — 0.1%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	6,542	106,444

Total Preferred Stocks — 0.3% (Cost: $276,401)		234,734

Warrants

Australia — 0.0%
Westgold Resources Ltd. (Expires 06/30/19)(b)	1,386	5

Total Warrants — 0.0% (Cost: $0)		5

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	1,170,080	$1,170,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	23,270	23,270

		1,193,701

Total Short-Term Investments — 1.6% (Cost: $1,193,495)		1,193,701

Total Investments in Securities — 100.8% (Cost: $79,632,513)		76,600,398

Other Assets, Less Liabilities — (0.8)%		(592,243)

Net Assets — 100.0%		$76,008,155

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,460	204,620	1,170,080	$1,170,431	$22,514	(b)	$(249)	$66
BlackRock Cash Funds: Treasury, SL Agency Shares	8,025	15,245	23,270	23,270	708		—	—

				$1,193,701	$23,222		$(249)	$66

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$75,128,179	$—	$43,779	$75,171,958
Preferred Stocks	234,734	—	—	234,734
Warrants	5	—	—	5
Money Market Funds	1,193,701	—	—	1,193,701

	$76,556,619	$—	$43,779	$76,600,398

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Huntington Ingalls Industries Inc.	19,848	$4,097,620
Textron Inc.	113,833	6,059,330

		10,156,950

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	79,895	5,536,723

Airlines — 1.0%
Delta Air Lines Inc.	79,207	3,915,202
Southwest Airlines Co.	65,657	3,726,691
United Continental Holdings Inc.(a)	31,141	2,717,675

		10,359,568

Auto Components — 1.3%
Autoliv Inc.	39,931	3,188,490
BorgWarner Inc.	95,688	3,913,639
Goodyear Tire & Rubber Co. (The)	108,281	2,294,475
Lear Corp.	30,010	4,619,439

		14,016,043

Banks — 1.0%
East West Bancorp. Inc.	66,422	3,342,355
Regions Financial Corp.	505,156	7,663,217

		11,005,572

Biotechnology — 0.2%
United Therapeutics Corp.(a)	19,909	2,296,105

Building Products — 0.3%
Owens Corning	50,672	2,654,706

Capital Markets — 2.3%
Eaton Vance Corp., NVS	53,924	2,077,152
Franklin Resources Inc.	144,907	4,290,696
Raymond James Financial Inc.	59,524	4,791,682
SEI Investments Co.	61,112	2,905,265
T Rowe Price Group Inc.	111,311	10,403,126

		24,467,921

Chemicals — 2.8%
Celanese Corp.	61,829	5,920,745
Eastman Chemical Co.	64,724	5,218,049
LyondellBasell Industries NV, Class A	151,516	13,177,346
Mosaic Co. (The)	167,786	5,416,132

		29,732,272

Commercial Services & Supplies — 0.2%
Rollins Inc.	67,273	2,505,246

Communications Equipment — 1.6%
F5 Networks Inc.(a)	27,859	4,483,906
Juniper Networks Inc.	157,987	4,098,183
Motorola Solutions Inc.	74,281	8,684,192

		17,266,281

Construction & Engineering — 0.6%
Fluor Corp.	64,251	2,349,659
Jacobs Engineering Group Inc.	58,516	3,791,837

		6,141,496

Consumer Finance — 0.5%
Ally Financial Inc.	193,397	5,039,926

Containers & Packaging — 0.8%
Avery Dennison Corp.	40,048	4,183,014

Security		Value

Containers & Packaging (continued)
Packaging Corp. of America	43,319	$4,085,848

		8,268,862

Diversified Consumer Services — 0.2%
H&R Block Inc.	93,836	2,213,591

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	109,168	2,023,975

Diversified Telecommunication Services — 2.4%
AT&T Inc.	857,148	25,765,869

Electric Utilities — 3.1%
Evergy Inc.	68,006	3,898,104
Exelon Corp.	442,325	21,125,442
OGE Energy Corp.	91,503	3,747,048
Pinnacle West Capital Corp.	51,297	4,520,291

		33,290,885

Electrical Equipment — 1.4%
Eaton Corp. PLC	198,367	15,125,484

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics Inc.(a)	40,057	3,042,329
CDW Corp./DE	69,372	5,776,607
Flex Ltd.(a)	243,392	2,341,431
FLIR Systems Inc.	63,280	3,093,126
TE Connectivity Ltd.	159,541	12,914,844
Trimble Inc.(a)(b)	114,541	4,313,614

		31,481,951

Entertainment — 0.4%
Viacom Inc., Class B, NVS	161,919	4,763,657

Equity Real Estate Investment Trusts (REITs) — 4.2%
Camden Property Trust	42,520	4,122,314
Host Hotels & Resorts Inc.	339,814	6,137,041
Kimco Realty Corp.	193,169	3,285,805
Liberty Property Trust	67,762	3,194,301
National Retail Properties Inc.	71,928	3,791,325
Public Storage	71,794	15,257,661
SL Green Realty Corp.	39,671	3,666,790
WP Carey Inc.(b)	73,804	5,527,181

		44,982,418

Food & Staples Retailing — 1.5%
Kroger Co. (The)	365,008	10,340,677
Walmart Inc.	58,500	5,606,055

		15,946,732

Food Products — 2.2%
Archer-Daniels-Midland Co.	256,211	11,503,874
Bunge Ltd.	64,628	3,559,064
Ingredion Inc.	32,559	3,223,341
JM Smucker Co. (The)	52,107	5,464,982

		23,751,261

Gas Utilities — 0.9%
Atmos Energy Corp.	50,948	4,974,053
UGI Corp.	79,653	4,542,611

		9,516,664

Health Care Equipment & Supplies — 2.5%
Align Technology Inc.(a)	34,954	8,701,799
Cooper Companies Inc. (The)(b)	22,512	6,275,445
ResMed Inc.	65,366	6,220,882

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security		Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	41,936	$5,536,810

		26,734,936

Health Care Providers & Services — 10.7%
Anthem Inc.	88,858	26,923,974
Cigna Corp.	172,341	34,435,455
HCA Healthcare Inc.	126,754	17,673,310
Humana Inc.	63,110	19,500,359
Quest Diagnostics Inc.	62,611	5,469,071
Universal Health Services Inc., Class B	39,440	5,226,983
WellCare Health Plans Inc.(a)(b)	18,763	5,187,595

		114,416,747

Health Care Technology — 0.7%
Cerner Corp.(a)	135,683	7,450,353

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	164,909	9,495,460
Royal Caribbean Cruises Ltd.	23,629	2,836,662

		12,332,122

Household Durables — 0.3%
Garmin Ltd.	51,901	3,590,511

Insurance — 5.7%
Aflac Inc.	351,569	16,769,842
Alleghany Corp.	6,840	4,319,870
Athene Holding Ltd., Class A(a)	51,917	2,227,239
Fidelity National Financial Inc.	125,941	4,554,027
Lincoln National Corp.	99,268	5,806,185
Loews Corp.	123,045	5,893,856
Principal Financial Group Inc.	130,477	6,532,983
Reinsurance Group of America Inc.	28,241	4,079,413
Torchmark Corp.	49,044	4,107,925
Unum Group	99,918	3,473,150
WR Berkley Corp.	43,232	3,324,109

		61,088,599

Interactive Media & Services — 1.0%
IAC/InterActiveCorp.(a)	35,424	7,484,383
TripAdvisor Inc.(a)	48,625	2,790,102

		10,274,485

Internet & Direct Marketing Retail — 0.8%
Amazon.com Inc.(a)	4,685	8,052,250

IT Services — 3.2%
Accenture PLC, Class A	5,693	874,160
Akamai Technologies Inc.(a)	77,658	5,055,536
Broadridge Financial Solutions Inc.	53,289	5,373,130
DXC Technology Co.	128,808	8,259,169
Jack Henry & Associates Inc.	35,360	4,722,328
Mastercard Inc., Class A	45,055	9,512,462

		33,796,785

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	145,925	11,097,596

Machinery — 2.8%
Cummins Inc.	71,077	10,456,137
IDEX Corp.	35,129	4,842,884
PACCAR Inc.	160,596	10,522,250
Snap-on Inc.	25,837	4,288,684

		30,109,955

Media — 0.9%
Discovery Inc., Class A(a)	71,372	2,025,537

Security		Value

Media (continued)
Discovery Inc., Class C, NVS(a)	140,067	$3,732,786
Interpublic Group of Companies Inc. (The)	175,853	4,000,656

		9,758,979

Metals & Mining — 0.8%
Nucor Corp.	144,925	8,875,207

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	187,102	3,350,997

Multi-Utilities — 3.0%
Ameren Corp.	111,800	7,752,212
Consolidated Edison Inc.	142,422	11,059,068
Public Service Enterprise Group Inc.	231,343	12,619,761

		31,431,041

Multiline Retail — 2.6%
Kohl’s Corp.	76,549	5,258,151
Macy’s Inc.	140,680	3,699,884
Nordstrom Inc.	53,568	2,486,091
Target Corp.	228,962	16,714,226

		28,158,352

Oil, Gas & Consumable Fuels — 6.9%
Antero Resources Corp.(a)	94,160	947,250
Apache Corp.	175,228	5,750,983
Cimarex Energy Co.	43,707	3,292,885
Continental Resources Inc./OK(a)	42,950	1,983,002
HollyFrontier Corp.	76,675	4,319,869
Marathon Petroleum Corp.	316,357	20,961,815
Phillips 66	201,951	19,268,145
Valero Energy Corp.	195,682	17,184,793

		73,708,742

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	188,235	9,293,162

Professional Services — 0.6%
ManpowerGroup Inc.	29,652	2,343,398
Robert Half International Inc.	56,108	3,615,038

		5,958,436

Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(a)	147,889	6,765,922
Jones Lang LaSalle Inc.	20,872	2,993,253

		9,759,175

Road & Rail — 3.0%
AMERCO	4,027	1,460,432
Kansas City Southern	46,829	4,952,167
Norfolk Southern Corp.	128,234	21,509,971
Old Dominion Freight Line Inc.	28,174	3,829,692

		31,752,262

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	297,078	13,998,315
Micron Technology Inc.(a)	531,087	20,298,145
Skyworks Solutions Inc.	82,024	5,991,033

		40,287,493

Software — 4.7%
ANSYS Inc.(a)	38,618	6,346,868
Intuit Inc.	111,640	24,094,145
Microsoft Corp.	123,329	12,879,247
Synopsys Inc.(a)	68,070	6,354,335

		49,674,595

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security		Value

Specialty Retail — 1.3%
Best Buy Co. Inc.	115,227	$6,826,048
Gap Inc. (The)	106,637	2,712,845
Tractor Supply Co.	55,805	4,765,747

		14,304,640

Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	100,365	16,704,751
Hewlett Packard Enterprise Co.	679,030	10,586,078
NetApp Inc.	118,808	7,576,386
Seagate Technology PLC	125,017	5,535,753
Xerox Corp.	104,892	2,959,003

		43,361,971

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	68,384	2,904,952
Lululemon Athletica Inc.(a)	45,478	6,722,103
Ralph Lauren Corp.	25,334	2,942,291

		12,569,346

Trading Companies & Distributors — 1.1%
United Rentals Inc.(a)	37,908	4,748,356
WW Grainger Inc.	21,860	6,457,225

		11,205,581

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	371,722	2,319,545

Total Common Stocks — 99.8% (Cost: $1,090,314,260)		1,063,024,021

Security		Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	9,509,139	$9,511,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	797,867	797,867

		10,309,858

Total Short-Term Investments — 1.0% (Cost: $10,308,024)		10,309,858

Total Investments in Securities — 100.8% (Cost: $1,100,622,284)		1,073,333,879

Other Assets, Less Liabilities — (0.8)%		(8,577,145)

Net Assets — 100.0%		$1,064,756,734

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,886	9,504,253	9,509,139	$9,511,991	$33,460	(b)	$(2,673)	$1,833
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,484	(525,617)	797,867	797,867	20,126		—	—

				$10,309,858	$53,586		$(2,673)	$1,833

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,063,024,021	$—	$—	$1,063,024,021
Money Market Funds	10,309,858	—	—	10,309,858

	$1,073,333,879	$—	$—	$1,073,333,879

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
AAR Corp.	9,838	$370,696
Aerovironment Inc.(a)	6,506	505,256
National Presto Industries Inc.	1,472	176,080

		1,052,032

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	1,922	102,289
Forward Air Corp.	8,865	518,868

		621,157

Airlines — 0.2%
Hawaiian Holdings Inc.	3,834	122,764
SkyWest Inc.	3,864	196,871

		319,635

Auto Components — 0.8%
American Axle & Manufacturing Holdings Inc.(a)	33,734	498,588
Garrett Motion Inc.(a)	22,557	360,235
Standard Motor Products Inc.	6,076	298,696
Stoneridge Inc.(a)	7,987	208,541
Tower International Inc.	6,131	178,351

		1,544,411

Banks — 3.0%
1st Source Corp.	5,422	246,159
Arrow Financial Corp.	3,854	122,750
Blue Hills Bancorp. Inc.	7,182	169,782
Camden National Corp.	4,632	187,689
Central Pacific Financial Corp.	3,236	92,647
City Holding Co.	4,454	319,263
Community Trust Bancorp. Inc.	4,753	193,019
Enterprise Financial Services Corp.	6,910	304,938
Fidelity Southern Corp.	6,407	195,157
Financial Institutions Inc.	4,018	107,763
First BanCorp./Puerto Rico	61,128	651,013
First Bancorp./Southern Pines NC	8,293	304,934
First Commonwealth Financial Corp.	24,292	330,371
First Community Bankshares Inc.	4,493	154,110
First Financial Corp./IN	2,963	122,876
First Mid-Illinois Bancshares Inc.	2,715	88,455
Great Southern Bancorp. Inc.	3,234	172,501
Hanmi Financial Corp.	8,066	176,887
HomeTrust Bancshares Inc.	5,259	141,993
Independent Bank Corp./MI	6,346	140,627
National Bank Holdings Corp., Class A	7,689	245,740
Nicolet Bankshares Inc.(a)	2,624	143,507
OFG Bancorp.	13,291	257,580
Opus Bank	8,704	181,914
Peapack Gladstone Financial Corp.	4,711	125,737
Peoples Bancorp. Inc./OH	4,914	157,248
Popular Inc.	6,135	335,032
Republic Bancorp. Inc./KY, Class A	3,060	127,571
Sandy Spring Bancorp. Inc.	7,092	231,270

		6,028,533

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,639	657,533

Biotechnology —1.9%
BioSpecifics Technologies Corp.(a)	1,645	106,892
CareDx Inc.(a)(b)	8,787	246,300
Concert Pharmaceuticals Inc.(a)	5,279	74,698

Security		Value

Biotechnology (continued)
Eagle Pharmaceuticals Inc./DE(a)	3,641	$153,869
Emergent BioSolutions Inc.(a)	12,841	801,150
Enanta Pharmaceuticals Inc.(a)	4,389	348,618
Genomic Health Inc.(a)	6,500	492,765
Myriad Genetics Inc.(a)	21,419	603,802
PDL BioPharma Inc.(a)	43,940	139,729
PTC Therapeutics Inc.(a)	12,889	401,234
Vanda Pharmaceuticals Inc.(a)	15,820	429,196

		3,798,253

Building Products — 0.5%
Apogee Enterprises Inc.	8,544	291,094
Armstrong Flooring Inc.(a)	6,197	83,783
Continental Building Products Inc.(a)	11,173	294,297
CSW Industrials Inc.(a)	4,750	245,338
Insteel Industries Inc.	5,480	121,053

		1,035,565

Capital Markets — 3.7%
Arlington Asset Investment Corp., Class A	8,354	72,011
Artisan Partners Asset Management Inc., Class A	15,488	361,180
Blucora Inc.(a)	13,139	387,732
BrightSphere Investment Group PLC	24,313	300,752
Cohen & Steers Inc.	6,358	239,251
Cowen Inc.(a)	7,158	115,745
Diamond Hill Investment Group Inc.	1,014	157,170
Donnelley Financial Solutions Inc.(a)	10,275	150,426
Evercore Inc., Class A	12,376	1,107,033
Federated Investors Inc., Class B	28,909	755,392
GAMCO Investors Inc., Class A	1,645	32,818
Houlihan Lokey Inc.	7,936	351,089
Janus Henderson Group PLC	56,820	1,240,381
Legg Mason Inc.	25,808	769,078
Moelis & Co., Class A	13,795	603,531
Piper Jaffray Companies	4,309	297,450
Pzena Investment Management Inc., Class A	4,989	43,704
Waddell & Reed Financial Inc., Class A	24,088	412,387
Westwood Holdings Group Inc.	2,306	84,446

		7,481,576

Chemicals — 1.6%
AdvanSix Inc.(a)	9,097	287,829
American Vanguard Corp.	7,976	139,740
Chase Corp.	2,271	228,962
FutureFuel Corp.	7,932	145,235
Innophos Holdings Inc.	5,828	174,257
Innospec Inc.	7,262	510,301
Kronos Worldwide Inc.	6,891	90,754
Quaker Chemical Corp.	3,970	811,706
Rayonier Advanced Materials Inc.	15,477	224,107
Stepan Co.	6,042	531,273
Tredegar Corp.	7,389	120,515

		3,264,679

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	31,577	278,825
Brady Corp., Class A, NVS	14,055	628,399
Casella Waste Systems Inc., Class A(a)	11,633	350,386
Ennis Inc.	7,944	157,609
Heritage-Crystal Clean Inc.(a)	4,097	104,883
Interface Inc.	17,979	295,035
Kimball International Inc., Class B, NVS	11,130	157,267
Knoll Inc.	14,930	300,989

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security		Value

Commercial Services & Supplies (continued)
LSC Communications Inc.	10,033	$79,562
McGrath RentCorp.	7,305	368,172
SP Plus Corp.(a)	6,728	222,697
Steelcase Inc., Class A	26,054	429,891
Viad Corp.	6,092	321,048
VSE Corp.	2,577	84,088

		3,778,851

Communications Equipment — 1.9%
CalAmp Corp.(a)	10,632	153,207
Ciena Corp.(a)	43,230	1,646,631
Comtech Telecommunications Corp.	7,145	178,411
Harmonic Inc.(a)	25,909	137,059
InterDigital Inc.	9,335	679,681
NETGEAR Inc.(a)	9,361	370,789
Ubiquiti Networks Inc.	6,707	725,764

		3,891,542

Construction & Engineering —1.0%
MYR Group Inc.(a)	4,913	149,699
Quanta Services Inc.	45,116	1,594,399
Tutor Perini Corp.(a)	12,093	208,121

		1,952,219

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	673	46,444

Consumer Finance — 1.2%
Curo Group Holdings Corp.(a)(b)	4,137	51,712
Encore Capital Group Inc.(a)	7,922	234,016
EZCORP Inc., Class A, NVS(a)	15,508	144,535
Green Dot Corp., Class A(a)	12,577	930,949
Navient Corp.	75,925	865,545
World Acceptance Corp.(a)	2,072	214,846

		2,441,603

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	17,989	879,662
American Public Education Inc.(a)	4,964	146,885
Career Education Corp.(a)	20,628	266,307
K12 Inc.(a)	10,166	320,331
Regis Corp.(a)	10,032	187,097
Strategic Education Inc.	6,200	678,280

		2,478,562

Diversified Financial Services — 0.2%
FGL Holdings(a)	42,109	333,082

Diversified Telecommunication Services — 0.6%
Iridium Communications Inc.(a)	28,434	551,051
Vonage Holdings Corp.(a)	68,588	624,837

		1,175,888

Electric Utilities — 1.5%
El Paso Electric Co.	12,287	645,313
MGE Energy Inc.	10,472	673,455
Otter Tail Corp.	10,636	515,314
Portland General Electric Co.	26,597	1,285,167

		3,119,249

Electrical Equipment — 0.2%
Encore Wire Corp.	6,298	339,462
Powell Industries Inc.	2,657	74,157

		413,619

Electronic Equipment, Instruments & Components — 6.9%
Anixter International Inc.(a)	9,314	565,453

Security		Value

Electronic Equipment, Instruments & Components (continued)
Arlo Technologies Inc.(a)	20,060	$144,231
AVX Corp.	15,075	267,581
Badger Meter Inc.	8,792	464,130
Benchmark Electronics Inc.	14,070	357,659
Control4 Corp.(a)	7,466	148,349
CTS Corp.	9,499	269,487
Daktronics Inc.	11,392	85,782
Dolby Laboratories Inc., Class A	19,451	1,257,118
Electro Scientific Industries Inc.(a)	8,829	264,870
ePlus Inc.(a)	4,147	328,525
Fabrinet(a)(b)	11,011	625,865
FARO Technologies Inc.(a)	5,013	213,153
Insight Enterprises Inc.(a)	10,690	490,885
KEMET Corp.	15,195	269,255
Kimball Electronics Inc.(a)	7,939	128,374
Mesa Laboratories Inc.(b)	1,016	230,154
Methode Electronics Inc.	11,178	287,834
MTS Systems Corp.	3,464	173,408
National Instruments Corp.	37,201	1,645,028
Novanta Inc.(a)(b)	9,803	683,073
OSI Systems Inc.(a)	5,192	465,670
Park Electrochemical Corp.	5,737	130,689
PC Connection Inc.	3,614	119,732
Plexus Corp.(a)	9,733	546,216
Rogers Corp.(a)	5,466	693,690
Sanmina Corp.(a)	20,525	640,791
ScanSource Inc.(a)	7,732	296,213
Tech Data Corp.(a)	10,817	1,034,430
TTM Technologies Inc.(a)(b)	26,965	309,558
Vishay Intertechnology Inc.	39,374	767,793

		13,904,996

Energy Equipment & Services — 0.9%
Exterran Corp.(a)	9,600	166,656
KLX Energy Services Holdings Inc.(a)	6,133	159,826
Mammoth Energy Services Inc.	2,692	59,574
Matrix Service Co.(a)	8,105	173,852
Natural Gas Services Group Inc.(a)(b)	3,933	64,934
NCS Multistage Holdings Inc.(a)	3,266	18,486
Newpark Resources Inc.(a)	27,366	227,411
Nine Energy Service Inc.(a)	4,923	118,053
Oil States International Inc.(a)(b)	17,221	296,546
ProPetro Holding Corp.(a)	22,711	371,098
Unit Corp.(a)	16,335	260,707

		1,917,143

Entertainment — 1.0%
Glu Mobile Inc.(a)	34,282	333,907
IMAX Corp.(a)	16,997	353,028
Marcus Corp. (The)	5,649	251,776
Rosetta Stone Inc.(a)	6,178	93,658
World Wrestling Entertainment Inc., Class A	11,791	970,871

		2,003,240

Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander & Baldwin Inc.	20,667	476,168
Braemar Hotels & Resorts Inc.	8,793	97,778
CBL & Associates Properties Inc.	52,181	129,931
Chatham Lodging Trust	13,865	280,212
Chesapeake Lodging Trust	18,242	519,532
Community Healthcare Trust Inc.	5,425	179,134
CoreCivic Inc.	35,809	711,525

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security		Value

Equity Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.	62,759	$637,631
Equity Commonwealth	36,712	1,188,000
Getty Realty Corp.	10,049	322,171
InfraREIT Inc.(a)	13,071	275,798
iStar Inc.	20,539	196,969
LTC Properties Inc.	615	29,176
One Liberty Properties Inc.	4,372	118,918
Pebblebrook Hotel Trust	39,586	1,268,731
Piedmont Office Realty Trust Inc., Class A	38,770	750,587
PS Business Parks Inc.	6,099	885,514
Tier REIT Inc.	14,264	335,204
Universal Health Realty Income Trust	3,945	275,045
Urstadt Biddle Properties Inc., Class A	8,900	190,638
Washington Prime Group Inc.	40,635	230,807
Xenia Hotels & Resorts Inc.	33,803	634,482

		9,733,951

Food & Staples Retailing — 0.4%
Chefs’ Warehouse Inc. (The)(a)(b)	6,570	211,028
Ingles Markets Inc., Class A	3,614	103,143
United Natural Foods Inc.(a)(b)	15,250	199,775
Village Super Market Inc., Class A	2,422	65,128
Weis Markets Inc.	4,065	197,234

		776,308

Food Products — 0.5%
John B Sanfilippo & Son Inc.	2,512	171,444
Landec Corp.(a)	7,356	93,348
Sanderson Farms Inc.	6,130	754,603

		1,019,395

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	4,833	437,725

Health Care Equipment & Supplies — 7.1%
AngioDynamics Inc.(a)	11,204	236,404
Anika Therapeutics Inc.(a)	4,392	166,852
Atrion Corp.	447	333,391
Avanos Medical Inc.(a)	13,994	637,427
Cardiovascular Systems Inc.(a)	10,125	315,191
CONMED Corp.	7,642	537,615
CryoLife Inc.(a)	9,375	261,656
Cutera Inc.(a)	4,159	59,723
Glaukos Corp.(a)	9,584	611,363
Globus Medical Inc., Class A(a)(b)	22,474	1,012,454
Haemonetics Corp.(a)	15,621	1,545,073
Heska Corp.(a)	2,027	199,862
Inogen Inc.(a)	4,772	721,574
Integer Holdings Corp.(a)	8,564	693,598
iRhythm Technologies Inc.(a)	1,133	96,305
Lantheus Holdings Inc.(a)	8,699	146,317
LeMaitre Vascular Inc.	4,999	119,176
Masimo Corp.(a)	14,651	1,822,438
Meridian Bioscience Inc.	12,813	210,005
Merit Medical Systems Inc.(a)	16,541	935,063
Neogen Corp.(a)	15,370	936,187
Novocure Ltd.(a)	19,558	958,342
OraSure Technologies Inc.(a)	18,195	233,806
Orthofix Medical Inc.(a)	5,712	309,076
STAAR Surgical Co.(a)	9,961	355,907
Surmodics Inc.(a)	4,036	231,142
Tactile Systems Technology Inc.(a)	4,708	313,459

Security		Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)	11,268	$321,025

		14,320,431

Health Care Providers & Services — 5.9%
Addus HomeCare Corp.(a)	2,693	161,984
Amedisys Inc.(a)	8,177	1,072,495
AMN Healthcare Services Inc.(a)(b)	14,346	929,477
BioTelemetry Inc.(a)(b)	9,884	709,869
Chemed Corp.	4,862	1,448,584
CorVel Corp.(a)	3,139	196,093
Cross Country Healthcare Inc.(a)	10,969	105,631
Encompass Health Corp.	29,877	1,996,979
Ensign Group Inc. (The)	14,948	651,284
LHC Group Inc.(a)	8,520	900,820
Magellan Health Inc.(a)	5,946	387,441
MEDNAX Inc.(a)(b)	28,246	1,019,963
National HealthCare Corp.	2,761	221,791
National Research Corp.	3,352	134,013
Owens & Minor Inc.	18,359	138,978
Premier Inc., Class A(a)	16,091	640,261
Providence Service Corp. (The)(a)	3,484	223,464
RadNet Inc.(a)	12,361	168,728
Tivity Health Inc.(a)	12,091	269,146
Triple-S Management Corp., Class B(a)	6,748	136,040
U.S.Physical Therapy Inc.	3,834	405,982

		11,919,023

Health Care Technology — 1.3%
Computer Programs & Systems Inc.	3,644	95,618
HealthStream Inc.	7,815	196,625
HMS Holdings Corp.(a)	25,207	755,958
NextGen Healthcare Inc.(a)(b)	14,555	257,332
Omnicell Inc.(a)(b)	11,574	753,815
Tabula Rasa HealthCare Inc.(a)	4,892	294,890
Vocera Communications Inc.(a)(b)	8,657	353,379

		2,707,617

Hotels, Restaurants & Leisure — 1.0%
BJ’s Restaurants Inc.	6,347	316,271
Brinker International Inc.	12,329	499,571
Chuy’s Holdings Inc.(a)	5,121	116,349
Fiesta Restaurant Group Inc.(a)	7,416	110,202
International Speedway Corp., Class A	7,312	317,706
Monarch Casino & Resort Inc.(a)(b)	3,558	153,848
Noodles & Co.(a)	5,951	42,847
Potbelly Corp.(a)	7,270	63,031
Red Robin Gourmet Burgers Inc.(a)	3,929	125,649
Ruth’s Hospitality Group Inc.	8,806	203,419
Speedway Motorsports Inc.	3,648	58,879

		2,007,772

Household Durables — 0.9%
Beazer Homes USA Inc.(a)	9,531	119,424
Cavco Industries Inc.(a)	2,525	419,882
Ethan Allen Interiors Inc.	7,591	144,077
iRobot Corp.(a)(b)	8,276	743,102
La-Z-Boy Inc.	14,099	417,612

		1,844,097

Industrial Conglomerates — 0.2%
Raven Industries Inc.	10,842	401,046

Insurance — 4.3%
Ambac Financial Group Inc.(a)	13,685	258,920

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security		Value

Insurance (continued)
American Equity Investment Life Holding Co.	24,983	$782,468
American National Insurance Co.	2,437	339,206
Assured Guaranty Ltd.	32,754	1,328,502
CNO Financial Group Inc.	49,701	888,654
Crawford & Co., Class A, NVS	5,546	53,075
Donegal Group Inc., Class A	3,568	46,991
eHealth Inc.(a)	4,925	301,213
EMC Insurance Group Inc.	2,932	96,404
Employers Holdings Inc.	7,547	319,766
FBL Financial Group Inc., Class A	3,321	233,201
First American Financial Corp.	32,466	1,625,897
Global Indemnity Ltd.	1,346	44,283
HCI Group Inc.	2,105	99,735
Heritage Insurance Holdings Inc.	6,738	97,836
Independence Holding Co.	1,556	55,643
Kinsale Capital Group Inc.	5,648	327,584
National Western Life Group Inc., Class A	725	219,892
Navigators Group Inc. (The)	7,046	491,811
Protective Insurance Corp., Class B	2,791	51,438
Stewart Information Services Corp.	6,561	291,636
Third Point Reinsurance Ltd.(a)	24,086	253,144
Universal Insurance Holdings Inc.	10,005	377,389

		8,584,688

Interactive Media & Services — 0.2%
Care.com Inc.(a)	7,558	179,654
QuinStreet Inc.(a)	11,396	216,980

		396,634

Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)	7,585	120,981
Duluth Holdings Inc., Class B(a)(b)	5,625	134,325
Nutrisystem Inc.	8,892	386,002
PetMed Express Inc.	6,127	145,087
Shutterstock Inc.	5,704	228,217

		1,014,612

IT Services — 3.0%
CACI International Inc., Class A(a)(b)	7,350	1,228,773
Carbonite Inc.(a)	6,930	198,475
CSG Systems International Inc.	10,121	366,279
EVERTEC Inc.	18,667	516,516
ExlService Holdings Inc.(a)	10,201	586,558
Hackett Group Inc. (The)	7,542	135,681
Limelight Networks Inc.(a)	33,860	105,643
LiveRamp Holdings Inc.(a)	23,413	1,017,061
ManTech International Corp./VA, Class A	7,766	437,769
Net 1 UEPS Technologies Inc.(a)	17,039	48,561
NIC Inc.	20,114	329,870
Perficient Inc.(a)	10,519	268,340
Sykes Enterprises Inc.(a)	12,283	338,642
Unisys Corp.(a)	15,416	201,641
Virtusa Corp.(a)	6,883	333,963

		6,113,772

Leisure Products — 0.5%
Callaway Golf Co.	28,525	464,672
Marine Products Corp.	2,652	37,659
MasterCraft Boat Holdings Inc.(a)	5,645	123,230
Sturm Ruger & Co. Inc.	5,360	292,013

		917,574

Life Sciences Tools & Services — 1.3%
Bruker Corp.	30,178	1,058,041

Security		Value

Life Sciences Tools & Services (continued)
Cambrex Corp.(a)	10,042	$438,334
Codexis Inc.(a)	14,555	273,925
Luminex Corp.	12,807	357,187
Medpace Holdings Inc.(a)	8,058	518,935

		2,646,422

Machinery — 1.4%
Alamo Group Inc.	2,951	254,170
Astec Industries Inc.	6,110	226,192
Briggs & Stratton Corp.	12,893	166,062
DMC Global Inc.	4,499	155,305
Gorman-Rupp Co. (The)	5,524	190,854
Greenbrier Companies Inc. (The)	9,720	412,225
Lydall Inc.(a)(b)	5,180	137,374
Meritor Inc.(a)	24,813	513,133
Omega Flex Inc.	910	57,603
Park-Ohio Holdings Corp.	2,418	78,537
Spartan Motors Inc.	9,899	83,349
TriMas Corp.(a)	13,640	395,423
Wabash National Corp.	17,290	241,023

		2,911,250

Marine — 0.0%
Genco Shipping & Trading Ltd.(a)	5,006	36,894

Media — 1.7%
AMC Networks Inc., Class A(a)	13,728	864,040
Entravision Communications Corp., Class A	19,410	76,475
Gannett Co. Inc.	34,130	378,502
John Wiley & Sons Inc., Class A	13,884	718,914
MSG Networks Inc., Class A(a)	18,430	412,832
National CineMedia Inc.	23,872	164,956
New Media Investment Group Inc.	16,399	224,174
Scholastic Corp., NVS	9,068	378,045
TechTarget Inc.(a)	6,218	90,161
Tribune Publishing Co.(a)	4,797	57,420

		3,365,519

Metals & Mining — 1.9%
Carpenter Technology Corp.	14,273	674,542
Kaiser Aluminum Corp.	4,999	501,750
Materion Corp.	6,112	286,836
Reliance Steel & Aluminum Co.	21,494	1,759,929
Schnitzer Steel Industries Inc., Class A	8,083	195,608
Warrior Met Coal Inc.	11,166	320,799

		3,739,464

Mortgage Real Estate Investment — 1.4%
AG Mortgage Investment Trust Inc.	8,501	153,188
Anworth Mortgage Asset Corp.	29,635	132,468
Arbor Realty Trust Inc.	15,178	181,529
ARMOUR Residential REIT Inc.	12,670	266,323
Dynex Capital Inc.	16,511	99,396
Exantas Capital Corp.	9,040	95,553
Invesco Mortgage Capital Inc.	5,155	82,996
Ladder Capital Corp.	22,359	387,034
MFA Financial Inc.	135,547	993,560
PennyMac Mortgage Investment Trust(c)	18,405	372,517

		2,764,564

Multi-Utilities — 0.6%
NorthWestern Corp.	15,205	971,751
Unitil Corp.	4,493	235,703

		1,207,454

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security		Value

Multiline Retail — 0.9%
Big Lots Inc.	12,181	$384,189
Dillard’s Inc., Class A	3,920	261,817
Ollie’s Bargain Outlet Holdings Inc.(a)	15,237	1,191,076

		1,837,082

Oil, Gas & Consumable Fuels — 1.7%
Arch Coal Inc., Class A	5,620	495,291
Bonanza Creek Energy Inc.(a)	4,656	107,321
Chaparral Energy Inc., Class A(a)	11,599	89,196
CONSOL Energy Inc.(a)	6,769	240,502
Denbury Resources Inc.(a)	139,123	282,420
Gran Tierra Energy Inc.(a)(b)	118,213	280,165
Halcon Resources Corp.(a)(b)	38,634	63,360
Northern Oil and Gas Inc.(a)(b)	31,215	78,974
Peabody Energy Corp.	23,891	852,909
Penn Virginia Corp.(a)	2,958	155,177
Renewable Energy Group Inc.(a)	10,133	292,844
Resolute Energy Corp.(a)	5,950	194,743
REX American Resources Corp.(a)(b)	1,728	126,023
SandRidge Energy Inc.(a)	6,917	57,342
W&T Offshore Inc.(a)	29,437	148,362

		3,464,629

Paper & Forest Products — 1.1%
Boise Cascade Co.	11,516	316,345
Clearwater Paper Corp.(a)	4,975	167,757
Louisiana-Pacific Corp.	43,129	1,051,485
Mercer International Inc.	12,764	188,524
PH Glatfelter Co.	13,039	166,638
Resolute Forest Products Inc.	17,746	138,419
Verso Corp., Class A(a)	10,441	257,580

		2,286,748

Personal Products — 0.9%
Medifast Inc.	3,432	436,688
Nu Skin Enterprises Inc., Class A	14,950	981,468
USANA Health Sciences Inc.(a)	3,663	428,937

		1,847,093

Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals Inc.(a)	10,484	238,616
ANI Pharmaceuticals Inc.(a)	2,539	136,446
Corcept Therapeutics Inc.(a)	30,634	342,488
Innoviva Inc.(a)	21,458	366,932
Mallinckrodt PLC(a)	25,129	549,320
Phibro Animal Health Corp., Class A	5,846	182,512
Supernus Pharmaceuticals Inc.(a)	15,306	583,617

		2,399,931

Professional Services — 1.6%
Barrett Business Services Inc.	2,173	136,139
CBIZ Inc.(a)	15,540	304,584
Forrester Research Inc.	2,763	124,086
GP Strategies Corp.(a)	3,728	56,069
Heidrick & Struggles International Inc.	5,606	185,278
ICF International Inc.	5,697	375,546
Kelly Services Inc., Class A, NVS	9,620	215,488
Kforce Inc.	7,106	233,148
Korn Ferry	16,013	730,193
Navigant Consulting Inc.	13,451	348,650
Resources Connection Inc.	9,165	153,147
TrueBlue Inc.(a)	12,277	299,436

		3,161,764

Security		Value

Real Estate Management & Development — 1.0%
Altisource Portfolio Solutions SA(a)(b)	3,329	$78,831
Forestar Group Inc.(a)	3,220	51,552
FRP Holdings Inc.(a)	2,125	107,780
HFF Inc., Class A	11,223	464,857
Marcus & Millichap Inc.(a)	5,835	231,066
RE/MAX Holdings Inc., Class A	5,364	223,786
Realogy Holdings Corp.	37,456	664,844
RMR Group Inc. (The), Class A	1,834	121,062

		1,943,778

Road & Rail — 0.9%
ArcBest Corp.	7,757	291,818
Covenant Transportation Group Inc., Class A(a)	3,846	90,689
Heartland Express Inc.	13,618	272,496
Marten Transport Ltd.	12,388	239,708
Saia Inc.(a)(b)	7,759	465,307
Universal Logistics Holdings Inc.	2,565	52,275
Werner Enterprises Inc.	14,065	463,020

		1,875,313

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Energy Industries Inc.(a)(b)	11,815	605,991
Alpha & Omega Semiconductor Ltd.(a)	5,678	67,625
Amkor Technology Inc.(a)	32,148	257,184
Axcelis Technologies Inc.(a)	9,541	198,739
Brooks Automation Inc.	21,007	653,948
Cabot Microelectronics Corp.	7,640	778,440
Cirrus Logic Inc.(a)	18,432	684,749
Cohu Inc.	11,898	208,691
Diodes Inc.(a)	12,104	407,057
Integrated Device Technology Inc.(a)	38,322	1,872,030
Kulicke & Soffa Industries Inc.	20,408	459,792
Nanometrics Inc.(a)	6,737	206,085
NVE Corp.	1,459	139,028
Photronics Inc.(a)(b)	21,134	225,922
Power Integrations Inc.	8,881	586,146
Rambus Inc.(a)	32,440	292,609
Rudolph Technologies Inc.(a)	9,432	204,863
SMART Global Holdings Inc.(a)	3,017	74,852
Teradyne Inc.	56,341	2,027,713
Ultra Clean Holdings Inc.(a)	11,457	135,880

		10,087,344

Software — 3.3%
Aspen Technology Inc.(a)	21,458	2,073,487
Avaya Holdings Corp.(a)	33,212	561,615
Bottomline Technologies de Inc.(a)	12,810	661,636
LivePerson Inc.(a)	17,909	420,324
Manhattan Associates Inc.(a)	19,863	968,719
OneSpan Inc.(a)	9,692	141,406
Pegasystems Inc.(b)	11,646	655,553
Progress Software Corp.	12,237	443,347
SPS Commerce Inc.(a)	5,280	468,125
Workiva Inc.(a)(b)	7,600	318,440

		6,712,652

Specialty Retail — 5.1%
Aaron’s Inc.	20,905	1,046,504
Abercrombie & Fitch Co., Class A	20,476	443,715
American Eagle Outfitters Inc.	50,919	1,075,409
America’s Car-Mart Inc./TX(a)	1,970	137,821
Ascena Retail Group Inc.(a)	41,507	101,692
Barnes & Noble Education Inc.(a)	10,577	60,500

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security		Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.	42,323	$638,654
Boot Barn Holdings Inc.(a)	8,460	198,218
Buckle Inc. (The)	8,888	154,385
Caleres Inc.	13,045	389,263
Cato Corp. (The), Class A	6,923	102,807
Chico’s FAS Inc.	37,985	220,313
Children’s Place Inc. (The)	4,955	479,446
Citi Trends Inc.	4,116	84,337
Container Store Group Inc. (The)(a)	5,891	42,180
Dick’s Sporting Goods Inc.	23,116	816,226
DSW Inc., Class A	20,818	567,290
Express Inc.(a)	22,522	119,367
GameStop Corp., Class A	30,770	348,932
Genesco Inc.(a)	6,015	271,758
Guess? Inc.	18,336	357,735
Haverty Furniture Companies Inc.	5,513	112,300
Hibbett Sports Inc.(a)	5,695	93,056
Office Depot Inc.	148,848	439,102
Shoe Carnival Inc.	3,400	125,392
Sleep Number Corp.(a)	10,537	379,332
Sonic Automotive Inc., Class A	6,954	106,396
Tailored Brands Inc.	15,050	190,081
Tile Shop Holdings Inc.	11,890	90,245
Urban Outfitters Inc.(a)	23,035	744,030
Winmark Corp.	758	116,846
Zumiez Inc.(a)(b)	5,774	146,717

		10,200,049

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging Inc.(a)	13,400	353,894

Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.(a)	20,568	590,713
Deckers Outdoor Corp.(a)	8,179	1,050,592
Movado Group Inc.	4,729	151,091
Oxford Industries Inc.	5,115	391,707
Vera Bradley Inc.(a)	6,427	57,522

		2,241,625

Thrifts & Mortgage Finance — 2.8%
Axos Financial Inc.(a)(b)	15,793	479,475
Essent Group Ltd.(a)	26,676	1,060,371
Federal Agricultural Mortgage Corp., Class C, NVS	2,713	191,945
First Defiance Financial Corp.	6,164	173,702
Merchants Bancorp/IN	2,589	50,667
MGIC Investment Corp.(a)	109,443	1,365,849
NMI Holdings Inc., Class A(a)	17,872	393,184
Radian Group Inc.	64,456	1,240,133
TrustCo Bank Corp. NY	29,200	226,592
Walker & Dunlop Inc.	8,972	431,284
Waterstone Financial Inc.	7,483	117,483

		5,730,685

Security		Value

Tobacco — 0.3%
Turning Point Brands Inc.	2,612	$92,491
Universal Corp./VA	7,469	430,961

		523,452

Trading Companies & Distributors — 0.7%
Aircastle Ltd.	17,713	369,139
CAI International Inc.(a)	5,250	130,305
H&E Equipment Services Inc.	9,705	259,803
Rush Enterprises Inc., Class A	9,272	354,654
Rush Enterprises Inc., Class B	1,256	48,883
Systemax Inc.	3,915	91,376
Titan Machinery Inc.(a)	5,605	105,038

		1,359,198

Water Utilities — 0.3%
Middlesex Water Co.	4,826	271,221
SJW Group	4,601	275,830

		547,051

Wireless Telecommunication Services — 1.2%
Boingo Wireless Inc.(a)(b)	12,776	308,157
Shenandoah Telecommunications Co.	13,961	664,962
Spok Holdings Inc.	5,849	80,950
Telephone & Data Systems Inc.	30,041	1,088,085
U.S. Cellular Corp.(a)	3,970	228,593

		2,370,747

Total Common Stocks — 99.7% (Cost: $206,122,732)		201,069,059

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	7,962,163	7,964,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	562,213	562,213

		8,526,765

Total Short-Term Investments — 4.2% (Cost: $8,525,008)		8,526,765

Total Investments in Securities — 103.9% (Cost: $214,647,740)		209,595,824

Other Assets, Less Liabilities — (3.9)%		(7,953,069)

Net Assets — 100.0%		$201,642,755

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,018,126	2,944,037	(b)	—	7,962,163	$7,964,552	$23,450	(c)	$(237)		$954
BlackRock Cash Funds: Treasury, SL Agency Shares	213,988	348,225	(b)	—	562,213	562,213	5,098		—		—
PennyMac Mortgage Investment Trust	13,185	9,236		(4,016)	18,405	372,517	15,787		11,875		(423)

						$8,899,282	$44,335		$11,638		$531

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	02/27/23	$217,944	$15,933	(b)	$232,957	0.1%
	HSBC Bank USA N.A.	02/10/23	9,821	909	(c)	10,794	0.0	(d)
	JPMorgan Securities PLC	02/08/23	229,426	5,102	(e)	242,369	0.1

			$457,191	$21,944		$486,120

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: ICE LIBOR USD 1 Month United States Overnight Bank Funding Rate US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $920 of net dividends and financing fees.
(c)	Amount includes $(64) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(e)	Amount includes $(7,841) of net dividends, payable for referenced securities purchased and financing fees.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Co.	5,271	$150,909	64.8%

Insurance
Employers Holdings Inc.	1,235	$52,327	22.5

Mortgage Real Estate Investment
Arbor Realty Trust Inc.	2,485	$29,721	12.7

Total Reference Entity — Long		232,957

Net Value of Reference Entity — Goldman Sachs & Co.		$232,957

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of January 31, 2019 expiration dates 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Co.	377	$10,794	100.0%

Net Value of Reference Entity — HSBC Bank USA N. A.		$10,794

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of January 31, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Co.	244	$6,986	2.9%
First Commonwealth Financial Corp.	4,223	$57,432	23.7
Hanmi Financial Corp.	1,769	$38,794	16.0

		103,212

Health Care Providers & Services
Magellan Health Inc(a)	1,329	$86,598	35.7

Insurance
Employers Holdings Inc.	707	$29,955	12.4

Mortgage Real Estate Investment
Arbor Realty Trust Inc.	1,890	$22,604	9.3

Total Reference Entity — Long		242,369

Net Value of Reference Entity — JPMorgan Securities PLC		$242,369

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$21,944	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$21,944

For the six months ended January 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Swaps	$(34,262)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$21,944

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$225,967

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC	$21,944	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$21,944	$—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$21,944	$—

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets
Goldman Sachs & Co.	$15,933	$—	$15,933
HSBC Bank USA N.A.	909	—	909
JPMorgan Securities PLC	5,102	—	5,102

	$21,944	$—	$21,944

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$201,069,059	$—	$—	$201,069,059
Money Market Funds	8,526,765	—	—	8,526,765

	$209,595,824	$—	$—	$209,595,824

Derivative financial instruments(a)
Assets
Swaps	$—	$21,944	$—	$21,944

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2019

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$115,036,207	$1,045,377,435	$75,406,697	$1,063,024,021
Affiliated(c)	1,002,128	227,327	1,193,701	10,309,858
Cash	970	—	—	—
Foreign currency, at value(d)	110,947	2,133,728	103,962	—
Receivables:
Investments sold	1,048,129	—	381,743	—
Securities lending income — Affiliated	309	160	1,655	2,860
Capital shares sold	—	2,290,928	—	219,771
Dividends	132,163	599,549	107,018	884,537
Tax reclaims	9,799	605,244	9,756	—

Total assets	117,340,652	1,051,234,371	77,204,532	1,074,441,047

LIABILITIES
Collateral on securities loaned, at value	814,802	—	1,170,609	9,512,831
Deferred foreign capital gain tax	—	—	905	—
Payables:
Investments purchased	6,720	1,652,241	—	—
Capital shares redeemed	1,117,121	—	—	—
Investment advisory fees	48,640	243,537	24,863	171,482

Total liabilities	1,987,283	1,895,778	1,196,377	9,684,313

NET ASSETS	$115,353,369	$1,049,338,593	$76,008,155	$1,064,756,734

NET ASSETS CONSIST OF:
Paid-in capital	$114,957,460	$1,142,029,366	$80,483,759	$1,126,745,287
Accumulated earnings (loss)	395,909	(92,690,773)	(4,475,604)	(61,988,553)

NET ASSETS	$115,353,369	$1,049,338,593	$76,008,155	$1,064,756,734

Shares outstanding	4,050,000	40,600,000	2,700,000	35,150,000

Net asset value	$28.48	$25.85	$28.15	$30.29

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$800,563	$—	$1,452,310	$9,397,271
(b) Investments, at cost — Unaffiliated	$115,760,300	$1,097,425,785	$78,439,018	$1,090,314,260
(c) Investments, at cost — Affiliated	$1,002,029	$227,327	$1,193,495	$10,308,024
(d) Foreign currency, at cost	$110,507	$2,127,868	$102,852	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2019

iShares Edge MSCI Multifactor USA Small-Cap ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$200,696,542
Affiliated(c)	8,899,282
Cash	1,812
Receivables:
Securities lending income — Affiliated	2,918
Dividends	39,065
Unrealized appreciation on:
OTC swaps	21,944

Total assets	209,661,563

LIABILITIES
Collateral on securities loaned, at value	7,963,628
Payables:
Investments purchased	7,606
Investment advisory fees	47,574

Total liabilities	8,018,808

NET ASSETS	$201,642,755

NET ASSETS CONSIST OF:
Paid-in capital	$207,889,115
Accumulated loss	(6,246,360)

NET ASSETS	$201,642,755

Shares outstanding	5,100,000

Net asset value	$39.54

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$7,902,955
(b) Investments, at cost — Unaffiliated	$205,769,758
(c) Investments, at cost — Affiliated	$8,877,982

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2019

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$939,770	$9,517,913	$756,926	$12,025,211
Dividends — Affiliated	2,206	10,727	708	20,126
Non-cash dividends — Unaffiliated	—	638,192	—	—
Securities lending income — Affiliated — net	1,431	5,648	22,514	33,460
Foreign taxes withheld	(44,827)	(591,588)	(61,191)	—
Other foreign taxes	(1,408)	—	—	—

Total investment income	897,172	9,580,892	718,957	12,078,797

EXPENSES
Investment advisory fees	166,197	1,487,419	119,396	1,166,512
Commitment fees	13	—	—	—
Professional fees	—	91	—	—
Interest expense	98	—	—	—

Total expenses	166,308	1,487,510	119,396	1,166,512

Net investment income	730,864	8,093,382	599,561	10,912,285

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(2,677,469)	(30,233,680)	(1,684,732)	(15,415,245)
Investments — Affiliated	(31)	226	(249)	(2,673)
In-kind redemptions — Unaffiliated	5,955,340	7,508,814	1,414,525	17,547,224
Foreign currency transactions	(4,535)	33,334	2,962	—

Net realized gain (loss)	3,273,305	(22,691,306)	(267,494)	2,129,306

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(3,478,146)	(72,937,122)	(5,668,692)	(106,093,635)
Investments — Affiliated	49	(386)	66	1,833
Foreign currency translations	3,186	20,376	2,836	—

Net change in unrealized appreciation (depreciation)	(3,474,911)	(72,917,132)	(5,665,790)	(106,091,802)

Net realized and unrealized loss	(201,606)	(95,608,438)	(5,933,284)	(103,962,496)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$529,258	$(87,515,056)	$(5,333,723)	$(93,050,211)

(a) Net of foreign capital gain tax of	$—	$—	$634	$—
(b) Net of deferred foreign capital gain tax of	$(1,824)	$—	$(159)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2019

iShares Edge MSCI Multifactor USA Small-Cap ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$1,390,442
Dividends — Affiliated	20,885
Securities lending income — Affiliated — net	23,450
Foreign taxes withheld	(579)

Total investment income	1,434,198

EXPENSES
Investment advisory fees	273,782

Total expenses	273,782

Net investment income	1,160,416

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,378,920)
Investments — Affiliated	(344)
In-kind redemptions — Unaffiliated	5,171,144
In-kind redemptions — Affiliated	11,982
Swaps	(34,262)

Net realized gain	2,769,600

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(18,347,451)
Investments — Affiliated	531
Swaps	21,944

Net change in unrealized appreciation (depreciation)	(18,324,976)

Net realized and unrealized loss	(15,555,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,394,960)

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares		iShares
	Edge MSCI Multifactor Global ETF		Edge MSCI Multifactor Intl ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$730,864	$831,380	$8,093,382	$15,893,456
Net realized gain (loss)	3,273,305	1,314,593	(22,691,306)	9,023,902
Net change in unrealized appreciation (depreciation)	(3,474,911)	475,051	(72,917,132)	(10,304,734)

Net increase (decrease) in net assets resulting from operations	529,258	2,621,024	(87,515,056)	14,612,624

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,862,032)	(780,275)	(10,884,828)	(18,957,996)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,435,986	41,808,488	166,111,825	737,035,203

NET ASSETS(a)
Total increase in net assets	48,103,212	43,649,237	67,711,941	732,689,831
Beginning of period	67,250,157	23,600,920	981,626,652	248,936,821

End of period	$115,353,369	$67,250,157	$1,049,338,593	$981,626,652

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares
	Edge MSCI Multifactor Intl Small-Cap ETF		iShares Edge MSCI Multifactor USA ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$599,561	$620,959	$10,912,285	$14,885,082
Net realized gain (loss)	(267,494)	644,552	2,129,306	37,622,347
Net change in unrealized appreciation (depreciation)	(5,665,790)	572,705	(106,091,802)	48,958,405

Net increase (decrease) in net assets resulting from operations	(5,333,723)	1,838,216	(93,050,211)	101,465,834

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(673,050)	(696,259)	(24,087,328)	(14,804,832)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	37,598,329	25,711,279	64,670,462	486,691,914

NET ASSETS(a)
Total increase (decrease) in net assets	31,591,556	26,853,236	(52,467,077)	573,352,916
Beginning of period	44,416,599	17,563,363	1,117,223,811	543,870,895

End of period	$76,008,155	$44,416,599	$1,064,756,734	$1,117,223,811

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Multifactor USA Small-Cap ETF
	Six Months Ended 01/31/19 (unaudited)	Year Ended 07/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,160,416	$901,769
Net realized gain	2,769,600	4,521,575
Net change in unrealized appreciation (depreciation)	(18,324,976)	8,191,323

Net increase (decrease) in net assets resulting from operations	(14,394,960)	13,614,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,193,170)	(865,246)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,098,806	99,028,569

NET ASSETS(a)
Total increase in net assets	40,510,676	111,777,990
Beginning of period	161,132,079	49,354,089

End of period	$201,642,755	$161,132,079

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Global ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$30.57		$27.77	$23.58	$24.47	$25.28

Net investment income(b)	0.22		0.62	0.61	0.43	0.15
Net realized and unrealized gain (loss)(c)		(1.99)	2.74	4.06	(0.99)	(0.85)

Net increase (decrease) from investment operations		(1.77)	3.36	4.67	(0.56)	(0.70)

Distributions
From net investment income		(0.32)	(0.56)	(0.48)	(0.33)	(0.11)

Total distributions		(0.32)	(0.56)	(0.48)	(0.33)	(0.11)

Net asset value, end of period	$28.48		$30.57	$27.77	$23.58	$24.47

Total Return
Based on net asset value	(5.70	)%(d)	12.14%	19.97%	(2.20)%	(2.77	)%(d)

Ratios to Average Net Assets
Total expenses	0.35	%(e)	0.35%	0.37%	0.50%	0.50	%(e)

Total expenses after fees waived	0.35	%(e)	0.35%	0.36%	0.49%	0.49	%(e)

Net investment income	1.54	%(e)	2.05%	2.38%	1.91%	2.37	%(e)

Supplemental Data
Net assets, end of period (000)	$115,353		$67,250	$23,601	$4,717	$2,447

Portfolio turnover rate(f)	22	%(d)	46%	31%	43%	21	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$28.29		$27.06	$23.32	$24.70	$24.92

Net investment income(b)	0.21		0.83	0.69	0.57	0.15
Net realized and unrealized gain (loss)(c)		(2.39)	1.28	3.65	(1.71)	(0.20)

Net increase (decrease) from investment operations		(2.18)	2.11	4.34	(1.14)	(0.05)

Distributions
From net investment income		(0.26)	(0.88)	(0.60)	(0.24)	(0.17)

Total distributions		(0.26)	(0.88)	(0.60)	(0.24)	(0.17)

Net asset value, end of period	$25.85		$28.29	$27.06	$23.32	$24.70

Total Return
Based on net asset value	(7.64	)%(d)	7.84%	18.84%	(4.62)%	(0.21	)%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.34%	0.45%	0.45	%(e)

Total expenses after fees waived	0.30	%(e)	0.30%	0.32%	0.41%	0.45	%(e)

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(e)	N/A	N/A	N/A	N/A

Net investment income	1.63	%(e)	2.88%	2.81%	2.51%	2.29	%(e)

Supplemental Data
Net assets, end of period (000)	$1,049,339		$981,627	$248,937	$114,269	$4,940

Portfolio turnover rate(f)	23	%(d)	39%	45%	38%	19	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl Small-Cap ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$31.73		$29.27	$25.26	$25.20	$25.03

Net investment income(b)	0.29		0.65	0.69	0.51	0.13
Net realized and unrealized gain (loss)(c)		(3.62)	2.49	3.98	0.09	0.16

Net increase (decrease) from investment operations		(3.33)	3.14	4.67	0.60	0.29

Distributions
From net investment income		(0.25)	(0.68)	(0.66)	(0.54)	(0.12)

Total distributions		(0.25)	(0.68)	(0.66)	(0.54)	(0.12)

Net asset value, end of period	$28.15		$31.73	$29.27	$25.26	$25.20

Total Return
Based on net asset value	(10.43	)%(d)	10.75%	18.91%	2.48%	1.15	%(d)

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.44%	0.60%	0.60	%(e)

Net investment income	2.01	%(e)	2.03%	2.57%	2.13%	2.03	%(e)

Supplemental Data
Net assets, end of period (000)	$76,008		$44,417	$17,563	$5,052	$5,040

Portfolio turnover rate(f)	26	%(d)	44%	44%	49%	17	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$33.01		$29.24	$25.04	$25.15	$25.12

Net investment income(b)	0.30		0.55	0.54	0.44	0.08
Net realized and unrealized gain (loss)(c)		(2.36)	3.76	4.12	(0.22)	0.03

Net increase (decrease) from investment operations		(2.06)	4.31	4.66	0.22	0.11

Distributions
From net investment income		(0.66)	(0.54)	(0.46)	(0.33)	(0.08)

Total distributions		(0.66)	(0.54)	(0.46)	(0.33)	(0.08)

Net asset value, end of period	$30.29		$33.01	$29.24	$25.04	$25.15

Total Return
Based on net asset value	(6.13	)%(d)	14.87%	18.76%	0.92%	0.43	%(d)

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.23%	0.35%	0.35	%(e)

Total expenses after fees waived	0.20	%(e)	0.20%	0.21%	0.31%	0.35	%(e)

Net investment income	1.87	%(e)	1.73%	1.94%	1.84%	1.23	%(e)

Supplemental Data
Net assets, end of period (000)	$1,064,757		$1,117,224	$543,871	$108,928	$5,030

Portfolio turnover rate(f)	25	%(d)	46%	49%	45%	18	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Small-Cap ETF

	Six Months Ended 01/31/19 (unaudited)		Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$42.97		$36.56	$31.38	$30.76	$30.13

Net investment income(b)	0.26		0.43	0.33	0.33	0.06
Net realized and unrealized gain (loss)(c)		(3.44)	6.38	5.16	0.58	0.61

Net increase (decrease) from investment operations		(3.18)	6.81	5.49	0.91	0.67

Distributions
From net investment income		(0.25)	(0.40)	(0.31)	(0.29)	(0.04)

Total distributions		(0.25)	(0.40)	(0.31)	(0.29)	(0.04)

Net asset value, end of period	$39.54		$42.97	$36.56	$31.38	$30.76

Total Return
Based on net asset value	(7.39	)%(d)	18.73%	17.57%	3.03%	2.23	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.34%	0.50%	0.50	%(e)

Total expenses after fees waived	0.30	%(e)	0.30%	0.32%	0.46%	0.50	%(e)

Net investment income	1.27	%(e)	1.07%	0.94%	1.11%	0.75	%(e)

Supplemental Data
Net assets, end of period (000)	$201,643		$161,132	$49,354	$14,120	$3,076

Portfolio turnover rate(f)	23	%(d)	46%	90%	49%	17	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Global	Diversified
Edge MSCI Multifactor Intl	Diversified
Edge MSCI Multifactor Intl Small-Cap	Diversified
Edge MSCI Multifactor USA	Diversified
Edge MSCI Multifactor USA Small-Cap	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Edge MSCI Multifactor Global
Citigroup Global Markets Inc.	$712,749	$712,749		$—	$—
JPMorgan Securities LLC	77,138	77,138		—	—
Merrill Lynch, Pierce, Fenner & Smith	10,676	10,676		—	—

	$800,563	$800,563		$—	$—

Edge MSCI Multifactor Intl Small-Cap
Citigroup Global Markets Inc.	$270,941	$221,296		$—	$(49,645)	(b)
Credit Suisse Securities (USA) LLC	222,197	180,597		—	(41,600	)(b)
HSBC Bank PLC	81,609	64,202		—	(17,407	)(b)
JPMorgan Securities LLC	429,095	351,076		—	(78,019	)(b)
Macquarie Bank Limited	106,578	87,007		—	(19,571	)(b)
Merrill Lynch, Pierce, Fenner & Smith	15,134	12,399		—	(2,735	)(b)
SG Americas Securities LLC	203,567	152,948		—	(50,619	)(b)
UBS AG	123,189	100,909		—	(22,280	)(b)

	$1,452,310	$1,170,434		$—	$(281,876)

Edge MSCI Multifactor USA
Barclays Bank PLC	$6,901,199	$6,901,199		$—	$—
Citigroup Global Markets Inc.	947,784	947,784		—	—
Wells Fargo Bank, National Association	1,548,288	1,548,288		—	—

	$9,397,271	$9,397,271		$—	$—

Edge MSCI Multifactor USA Small-Cap
Barclays Bank PLC	$2,841,027	$2,834,486		$—	$(6,541	)(b)
Citigroup Global Markets Inc.	962,322	962,322		—	—
Credit Suisse Securities (USA) LLC	655,219	655,219		—	—
Deutsche Bank Securities Inc.	506	506		—	—
HSBC Bank PLC	293,132	293,132		—	—
Jefferies LLC	267,933	267,933		—	—
JPMorgan Securities LLC	1,116,094	1,116,094		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,091,438	1,087,233		—	(4,205	)(b)
Scotia Capital (USA) Inc.	8,084	8,084		—	—
SG Americas Securities LLC	11,341	11,341		—	—
Wells Fargo Bank, National Association	655,859	649,590		—	(6,269	)(b)

	$7,902,955	$7,885,940		$—	$(17,015)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

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Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares Edge MSCI Multifactor USA Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Global	0.35%
Edge MSCI Multifactor Intl	0.30
Edge MSCI Multifactor Intl Small-Cap	0.40
Edge MSCI Multifactor USA	0.20
Edge MSCI Multifactor USA Small-Cap	0.30

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Edge MSCI Multifactor Global ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, each of iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF and iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Global	$359
Edge MSCI Multifactor Intl	1,396
Edge MSCI Multifactor Intl Small-Cap	4,360
Edge MSCI Multifactor USA	13,385
Edge MSCI Multifactor USA Small-Cap	9,102

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$4,087,159	$4,472,267
Edge MSCI Multifactor Intl	28,432,538	46,272,585
Edge MSCI Multifactor Intl Small-Cap	175,877	—
Edge MSCI Multifactor USA Small-Cap	2,823,521	5,656,974

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$29,886,905	$19,203,536
Edge MSCI Multifactor Intl	240,601,492	228,012,089
Edge MSCI Multifactor Intl Small-Cap	16,344,354	15,097,952
Edge MSCI Multifactor USA	292,475,901	295,557,264
Edge MSCI Multifactor USA Small-Cap	44,576,101	41,954,168

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Global	$114,685,149	$75,987,472
Edge MSCI Multifactor Intl	279,833,350	130,770,857
Edge MSCI Multifactor Intl Small-Cap	44,242,141	8,288,056
Edge MSCI Multifactor USA	317,652,583	249,292,086
Edge MSCI Multifactor USA Small-Cap	93,692,461	39,579,096

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Multifactor Global	$745,114
Edge MSCI Multifactor Intl	10,316,032
Edge MSCI Multifactor Intl Small-Cap	779,252
Edge MSCI Multifactor USA	15,838,291
Edge MSCI Multifactor USA Small-Cap	2,388,661

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Global	$117,242,340	$3,073,627	$(4,277,632)	$(1,204,005)
Edge MSCI Multifactor Intl	1,106,608,318	28,636,247	(89,639,803)	(61,003,556)
Edge MSCI Multifactor Intl Small-Cap	80,123,940	2,566,585	(6,090,127)	(3,523,542)
Edge MSCI Multifactor USA	1,109,081,808	42,751,743	(78,499,672)	(35,747,929)
Edge MSCI Multifactor USA Small-Cap	216,324,796	8,939,312	(15,646,340)	(6,707,028)

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Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares Edge MSCI Multifactor Global ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended ended January 31, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Edge MSCI Multifactor Global	$176,000	$6,696	2.88%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Year Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Multifactor Global
Shares sold	4,800,000	$131,163,850	1,700,000	$52,562,336
Shares redeemed	(2,950,000)	(81,727,864)	(350,000)	(10,753,848)

Net increase	1,850,000	$49,435,986	1,350,000	$41,808,488

Edge MSCI Multifactor Intl
Shares sold	11,700,000	$305,428,144	29,900,000	$864,006,058
Shares redeemed	(5,800,000)	(139,316,319)	(4,400,000)	(126,970,855)

Net increase	5,900,000	$166,111,825	25,500,000	$737,035,203

Edge MSCI Multifactor Intl Small-Cap
Shares sold	1,600,000	$46,347,249	1,000,000	$32,146,511
Shares redeemed	(300,000)	(8,748,920)	(200,000)	(6,435,232)

Net increase	1,300,000	$37,598,329	800,000	$25,711,279

Edge MSCI Multifactor USA
Shares sold	9,950,000	$318,733,560	27,500,000	$874,034,166
Shares redeemed	(8,650,000)	(254,063,098)	(12,250,000)	(387,342,252)

Net increase	1,300,000	$64,670,462	15,250,000	$486,691,914

Edge MSCI Multifactor USA Small-Cap
Shares sold	2,450,000	$97,171,612	3,300,000	$135,119,825
Shares redeemed	(1,100,000)	(41,072,806)	(900,000)	(36,091,256)

Net increase	1,350,000	$56,098,806	2,400,000	$99,028,569

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively,“ Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

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Notes to Financial Statements (unaudited) (continued)

Distributions for the year ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Edge MSCI Multifactor Global	$780,275
Edge MSCI Multifactor Intl	18,957,996
Edge MSCI Multifactor Intl Small-Cap	696,259
Edge MSCI Multifactor USA	14,804,832
Edge MSCI Multifactor USA Small-Cap	865,246

Undistributed (distributions in excess of) net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Edge MSCI Multifactor Global	$150,640
Edge MSCI Multifactor Intl	1,385,769
Edge MSCI Multifactor Intl Small-Cap	(35,591)
Edge MSCI Multifactor USA	643,404
Edge MSCI Multifactor USA Small-Cap	110,497

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Global(a)	$0.122394	$—	$0.193839	$0.316233	39%	—%	61%	100%
Edge MSCI Multifactor Intl Small-Cap(a)	0.236371	—	0.012907	0.249278	95	—	5	100
Edge MSCI Multifactor USA(a)	0.256386	—	0.399318	0.655704	39	—	61	100
Edge MSCI Multifactor USA Small-Cap(a)	0.226710	—	0.023468	0.250178	91	—	9	100

(a) The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	63

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

Counterparty Abbreviations

HSBC	HSBC Bank PLC

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:        April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:        April 01, 2019

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:        April 01, 2019